As filed with the Securities and Exchange Commission on April 30, 2026
1933 Act Registration No. 033-70742
1940 Act Registration No. 811-08090

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 277
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 280
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)
John Morriss, President
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (260) 455-2000
Paul T. Chryssikos, Esquire
Lincoln Financial
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copies of all communications to:
Robert A. Robertson, Esquire
Dechert, LLP
US Bank Tower
633 West 5th Street, Suite 4900
Los Angeles, CA 90071-2013
It is proposed that this filing will become effective:
[] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2026, pursuant to paragraph (b)
[] 60 days after filing pursuant to paragraph (a)(1)
[] on __________________ pursuant to paragraph (a)(1)
[] 75 days after filing pursuant to paragraph (a)(2)
[] on __________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest.

Lincoln Variable Insurance Products Trust
Lincoln Hedged Nasdaq-100 Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
Lincoln Hedged Nasdaq-100 Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Lincoln Hedged Nasdaq-100 Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the Fund is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.76%	0.76%
Acquired Fund Fees and Expenses (AFFE)	0.23%	0.23%
Total Annual Fund Operating Expenses (including AFFE)[1]	1.54%	1.89%
Less Fee Waiver and Expense Reimbursement[2]	(0.69%)	(0.69%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.85%	1.20%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.23% on the first $50 million of the Fund’s average daily net assets.The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class (and 0.97% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$87	$419	$774	$1,776
Service Class	$122	$527	$957	$2,155
Lincoln Hedged Nasdaq-100 Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”), while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Underlying ETF, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”) for each tranche of options (as described below). The Fund, under normal circumstances, invests at least 80% of its assets in investments that reference the Underlying ETF or in an underlying fund which tracks the same index as the Underlying ETF. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the Underlying ETF and approximately half of its assets in the LVIP SSGA Nasdaq-100 Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The Underlying ETF tracks a price return index, which captures only the capital appreciation component of the issuers in the Underlying ETF and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2025, a significant portion of the Fund’s investment exposure was comprised of companies in the information technology sector. The Fund is not designed to track performance of the Index.
FLEX Options Portfolio. FLEX Options are exchange-traded options contracts with uniquely customizable terms. The Fund’s QQQ FLEX Options have one-year terms and are based on the value of the Underlying ETF. The Fund invests in FLEX Options using a “laddering” technique, which means investing in several similar securities that have different maturity dates. The Fund will construct its portfolio so that each fiscal quarter, approximately 25% of the Fund’s FLEX Options will expire and the Fund will replace them with new FLEX Options. The Fund will therefore “reset” approximately 25% of its FLEX Options each quarter. The basket of FLEX Options transacted on a particular date is referred to as a “tranche”. The Fund will generally hold four tranches of FLEX Options.
Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Underlying ETF up to a Cap along with limited downside Buffer protection against the performance of the Underlying ETF. Each tranche consists of the following:
1.
purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure for the portion of the Fund whose FLEX Options are expiring.
2.
purchased one-year at-the-money puts that provide limited downside protection for the portion of the Fund whose FLEX Options are expiring.
3.
sold one-year puts with a strike price 12% “out-of-the money” to help establish the Buffer and fund the purchase of calls and puts.
4.
sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with limited downside protection from declines in the Underlying ETF's value as of the reset date, while allowing the Fund to participate in Underlying ETF appreciation up to the strike price of the sold out-of-the-money calls. This gain potential for each FLEX Options tranche is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased. Buffers apply to particular tranches and not to the Fund’s portfolio overall.
In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining a more diversified exposure to a wider range of cap rates and buffers.
The Underlying Fund: The Fund invests approximately half of its assets in the Underlying Fund and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index (the “Index”). The Underlying Fund pursues its objective by investing in the securities that make up the Index, although the Underlying Fund may
2Lincoln Hedged Nasdaq-100 Fund

not invest in every security in the Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Underlying Fund under normal market conditions, invests at least 80% of its assets, determined at the time of purchase, in the securities of issuers included in the Index. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. As of March 31, 2026, the market capitalization range of the companies comprising the Index was $17 billion to $4.2 trillion. The Index typically is rebalanced quarterly and reconstituted annually. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares.
The Underlying Fund employs a passive investment approach called “indexing”, by which the Underlying Fund’s sub-adviser attempts to approximate, before fees and expenses, the performance of the Index over the long term. The Underlying Fund’s sub-adviser invests in the equity securities comprising the Index, in approximately the same proportions as they are represented in the Index. Equity securities may include common stocks, preferred stocks, or other securities convertible into common stock. The Underlying Fund’s sub-adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, prior to or after their removal or addition to the Index.
The Underlying Fund may purchase or sell index futures contracts, or options on those futures, or engage in other transactions involving the use of derivatives, to provide equity exposure to the Underlying Fund’s cash position while maintaining cash balances for liquidity, or for other purposes that assist in replicating the Underlying Fund's investment performance of the Index. The Underlying Fund’s return may not match the return of the Index.
The Underlying Fund intends to be diversified in approximately the same proportion as the Index. The Underlying Fund may become “non-diversified,” as defined by the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. As a “non-diversified” fund, the Underlying Fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer. Shareholder approval will not be sought if the Underlying Fund shifts from diversified to non-diversified solely due to a change in the relative market capitalization or index weightings of one or more constituents of the Index.
The Underlying Fund will concentrate its investments in a particular industry or group of industries to the extent the Index is concentrated. The Index, at times, may be significantly concentrated in the information technology sector.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Market Maker Risk. If the Underlying ETF has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Underlying ETF’s NAV and the price at which the shares are trading on an exchange, which could result in a decrease in value of the shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Underlying ETF’s portfolio securities and the Underlying ETF’s market price. This reduced effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares.
•
Buffered Loss Risk. There can be no guarantee that the Fund’s FLEX Options Portfolio will be successful in its strategy to provide buffer protection against Underlying ETF losses if the value of the Underlying ETF decreases. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
•
Capped Upside Return Risk. Each tranche of the Fund’s FLEX Options Portfolio seeks to provide returns only up to a Cap. In the event that the Underlying ETF has gains in excess of that Cap during the life of that tranche, the Fund will not participate in those gains beyond that Cap.
•
FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:
•
Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the
Lincoln Hedged Nasdaq-100 Fund3

FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Underlying ETF (although they generally move in the same direction).
•
Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.
•
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.
•
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the NAV of each tranche of FLEX Options, which may not be in full effect prior to the expiration of the options.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Tracking Error Risk. The Underlying Fund’s performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and the Index’s components, and other factors. While attempting to replicate the Index return, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Authorized Participation Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Underlying ETF. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Underlying ETF and no other authorized participant is able to step forward to create or redeem creation units, shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
•
Active Markets Risk. Although the Underlying ETF’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained. Shares trade on an exchange at market prices that may be below, at or above the Underlying ETF’s NAV. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. shares of the Underlying ETF could decline in value or underperform other investments.
•
Fluctuation of Net Asset Value Risk. The Underlying ETF’s shares trade on an exchange at their market price rather than their NAV. The market price may be at, above or below the Underlying ETF’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Underlying ETF trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for shares may decrease considerably and cause the market price of shares to deviate significantly from the Underlying ETF’s NAV.
•
Trading Issues Risk. Although the Underlying ETF’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on an exchange may be halted
4Lincoln Hedged Nasdaq-100 Fund

due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the shares, and authorized participants are not obligated to submit purchase or redemption orders for creation units. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Underlying ETF will continue to be met or will remain unchanged. Initially, due to the small asset size of the Underlying ETF, it may have difficulty maintaining its listings on an exchange.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
•
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.
•
Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Lincoln Hedged Nasdaq-100 Fund5

Annual Total Returns (%)

Highest Quarterly Return	Q1 2023	14.48%
Lowest Quarterly Return	Q2 2022	(13.12%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	Since Inception	Inception Date
Lincoln Hedged Nasdaq-100 Fund – Standard Class	12.84%	10.25%	9/17/2021
Lincoln Hedged Nasdaq-100 Fund – Service Class	12.44%	9.86%	9/17/2021
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	11.22%
S&P U.S. Treasury Bond 0-1 Year Index (reflects no deductions for fees, expenses or taxes)	4.35%	3.49%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

Milliman Portfolio Managers	Company Title	Experience with Fund
Robert T. Cummings	Senior Director and Head of Portfolio Management	Since September 2021
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
6Lincoln Hedged Nasdaq-100 Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
Lincoln Hedged Nasdaq-100 Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund’s investment objective is to seek long-term growth of capital. The investment objective is non-fundamental and may be changed without shareholder approval.
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the price return of the Invesco QQQ TrustSM , Series 1 (the “Underlying ETF) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Underlying ETF, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”) for each tranche of options (as described below). The Fund, under normal circumstances, invests at least 80% of its assets in investments that reference the Underlying ETF or in an underlying fund which tracks the same index as the Underlying ETF. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the Underlying ETF and approximately half of its assets in the LVIP SSGA Nasdaq-100 Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The Underlying ETF tracks a price return index, which captures only the capital appreciation component of the issuers in the Underlying ETF and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2025, a significant portion of the Fund’s investment exposure was comprised of companies in the information technology sector. The Fund is not designed to track performance of the Index.
FLEX Options Portfolio. FLEX Options are exchange-traded options contracts with uniquely customizable terms. The Fund’s QQQ FLEX Options have one-year terms and are based on the value of the Underlying ETF. The Fund invests in FLEX Options using a “laddering” technique, which means investing in several similar securities that have different maturity dates. The Fund will construct its portfolio so that each fiscal quarter, approximately 25% of the Fund’s FLEX Options will expire and the Fund will replace them with new FLEX Options. The Fund will therefore “reset” approximately 25% of its FLEX Options each quarter. The basket of FLEX Options transacted on a particular date is referred to as a “tranche”. The Fund will generally hold four tranches of FLEX Options.
Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Underlying ETF up to a Cap along with limited downside Buffer protection against the performance of the Underlying ETF. Each tranche consists of the following:
1)
purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure for the portion of the Fund whose FLEX Options are expiring.
2)
purchased one-year at-the-money puts that provide limited downside protection for the portion of the Fund whose FLEX Options are expiring.
3)
sold one-year puts with a strike price 12% “out-of-the-money” to help establish the Buffer and fund the purchase of calls and puts.
4)
sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
In options trading, an option is said to be “in-the-money” when the current market price of the reference asset is above the strike price for a call option, or below the strike price for a put option. An option is said to be “out-of-the-money” when the current market price of the reference asset is below the strike price for a call option, or above the strike price for a put option.
This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with limited downside protection from declines in the Underlying ETF's value as of the reset date, while allowing the Fund to participate in Underlying ETF appreciation up to the strike price of the sold out-of-the-money calls. This gain potential for each FLEX Options tranche is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Because options prices are generally inversely related to volatility in the price of their reference asset, the Cap for a tranche is expected to be low if that tranche is reset at a time of low volatility, and this could limit materially that tranche’s participation in the Underlying ETF appreciation. Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased. Buffers apply to particular tranches and not to the Fund’s portfolio overall.
In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining a more diversified exposure to a wider range of cap rates and buffers.
8

FLEX Options are a type of derivative.
About Buffers: “Buffer” refers to the protection from decreases in the value of the Underlying ETF that is provided by a tranche FLEX Options. Buffers for each tranche provide limited downside protection from decreases in the Underlying ETF value as measured from the date the Fund purchases the corresponding FLEX Option. Buffers apply to particular tranches and not to the Fund’s portfolio overall. With the laddered investment approach, the Fund will have the potential to derive benefit from a Buffer in a market environment where the value of the Underlying ETF is steadily decreasing, as is it is likely that at least a portion of the Fund’s FLEX Options portfolio will have reset within the past quarter. However, there can be no guarantee that the Fund will in fact benefit from a Buffer.
The Fund seeks to provide a Buffer against the first 12% of Underlying ETF price decreases over the life of each FLEX Options tranche before the deduction of Fund expenses. The Fund, and therefore investors, will bear all Underlying ETF losses exceeding 12% for any tranche. A Buffer is operative only against the first 12% of Underlying ETF decreases for a tranche of FLEX Options; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. If the Underlying ETF has decreased in value by more than 12% over the life of a tranche of FLEX options, the Fund would experience all further losses. A Buffer does not take into account Fund expenses. Notwithstanding the Buffers, a shareholder that invests in the Fund may lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
About Caps: Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased.
If the Underlying ETF experiences gains beyond the level of the Cap for a tranche, the Fund will not experience those excess gains. Therefore, regardless of the performance of the Underlying ETF, a Cap is the maximum return (before Fund expenses) the Fund can achieve from that tranche of FLEX Options. The Cap will change for each tranche of FLEX Options based upon market conditions when the FLEX Options are purchased for that tranche. The Cap will fluctuate from one tranche of FLEX options to the next.
The Underlying Fund: The Fund invests approximately half of its assets in the Underlying Fund and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index (the “Index”). The Underlying Fund pursues its objective by investing in the securities that make up the Index, although the Underlying Fund may not invest in every security in the Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Underlying Fund under normal market conditions, invests at least 80% of its assets, determined at the time of purchase, in the securities of issuers included in the Index. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. As of March 31, 2026, the market capitalization range of the companies comprising the Index was $17 billion to $4.2 trillion. The Index typically is rebalanced quarterly and reconstituted annually. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares.
The Underlying Fund employs a passive investment approach called “indexing”, by which the Underlying Fund’s sub-adviser attempts to approximate, before fees and expenses, the performance of the Index over the long term. The Underlying Fund’s sub-adviser invests in the equity securities comprising the Index, in approximately the same proportions as they are represented in the Index. Equity securities may include common stocks, preferred stocks, or other securities convertible into common stock. The Underlying Fund’s sub-adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, prior to or after their removal or addition to the Index.
The Underlying Fund may purchase or sell index futures contracts, or options on those futures, or engage in other transactions involving the use of derivatives, to provide equity exposure to the Underlying Fund’s cash position while maintaining cash balances for liquidity, or for other purposes that assist in replicating the Underlying Fund's investment performance of the Index. The Underlying Fund’s return may not match the return of the Index.
The Underlying Fund intends to be diversified in approximately the same proportion as the Index. The Underlying Fund may become “non-diversified,” as defined by the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. As a “non-diversified” fund, the Underlying Fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer. Shareholder approval will not be sought if the Underlying Fund shifts from diversified to non-diversified solely due to a change in the relative market capitalization or index weightings of one or more constituents of the Index.
The Underlying Fund will concentrate its investments in a particular industry or group of industries to the extent the Index is concentrated. The Index, at times, may be significantly concentrated in the information technology sector.
*
Nasdaq® and NASDAQ-100® Indexes are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Lincoln Financial Investments Corporation. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Fund.
9

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its assets in investments that reference the Underlying ETF or in an underlying fund which tracks the same index as the Underlying ETF only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Market Maker Risk. If the Underlying ETF has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Underlying ETF’s NAV and the price at which the shares are trading on an exchange, which could result in a decrease in value of the shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Underlying ETF’s portfolio securities and the Underlying ETF’s market price. This reduced effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares.
Buffered Loss Risk. There can be no guarantee that the Fund’s FLEX Options Portfolio will be successful in its strategy to provide buffer protection against Underlying ETF losses if the value of the Underlying ETF decreases. A shareholder may lose their entire investment. The Fund’s FLEX Options Portfolio seeks to deliver returns that track the Underlying ETF (up to a Cap), while limiting downside losses. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
Capped Upside Return Risk. Each tranche of the Fund’s FLEX Options Portfolio seeks to provide returns that are subject to a Cap. In the event that the Underlying ETF has gains in excess of that Cap for any tranche of the Fund’s FLEX Options Portfolio, the Fund will not participate in gains beyond that Cap. A new Cap is established for each tranche of FLEX Options and is dependent on prevailing market conditions. The operative Cap may therefore change from one tranche to another and is unlikely to remain the same for consecutive tranches. The Fund’s FLEX Options Portfolio is exposed to operational risk arising from human error in the calculation of a Cap. The Fund seeks to reduce this risk through controls and procedures; however, these measures may be inadequate to address such risk.
FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:
Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Underlying ETF (although they generally move in the same direction). Also, during periods of reduced market liquidity or in the absence of readily available market quotations, or when there is reduced availability of reliable objective pricing data for the FLEX Options, the ability of the Fund to value the FLEX Options becomes more difficult. In these situations, the judgment of the Fund’s investment adviser may play a greater role in the valuation of such holdings. Consequently, while these determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options,
10

the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the expiration of the options.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company
11

industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Tracking Error Risk. The Underlying ETF attempts to track the performance of the Index. The performance of the Underlying ETF may deviate substantially from the Index it tracks. Various factors may affect the Underlying ETF’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Underlying ETF’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Underlying ETF employs a sampling technique to construct the Underlying ETF’s portfolio, the Underlying ETF may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying ETF’s return and that of the Index. In addition, the Underlying ETF may not be fully invested at times, either as a result of cash flows into or out of the Underlying ETF or reserves of cash held by the Underlying ETF to meet redemptions. The representative sample of securities in the Index that are actually held by the Underlying ETF may vary from time to time. In addition, the Underlying ETF’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective due to FLEX Options include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the optimal balance of FLEX Options in the Fund’s portfolio and/or (iii) adverse tax law changes affecting the treatment of FLEX Options.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
12

Authorized Participation Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Underlying ETF. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Underlying ETF and no other authorized participant is able to step forward to create or redeem creation units, shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Active Markets Risk. Although the Underlying ETF’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained. Shares trade on an exchange at market prices that may be below, at or above the Underlying ETF’s NAV. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. shares of the Underlying ETF could decline in value or underperform other investments.
Fluctuation of Net Asset Value Risk. The Fund’s shares trade on an exchange at their market price rather than their NAV. The market price may be at, above or below the Underlying ETF’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Underlying ETF trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for shares may decrease considerably and cause the market price of shares to deviate significantly from the Underlying ETF’s NAV.
Trading Issues Risk. Although the Underlying ETF’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the shares, and authorized participants are not obligated to submit purchase or redemption orders for creation units. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Underlying ETF will continue to be met or will remain unchanged. Initially, due to the small asset size of the Underlying ETF, it may have difficulty maintaining its listings on an exchange.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
13

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. In addition to investing directly in the FLEX Options, the Fund operates as a “fund of fund.” In this structure, the Fund invests in another mutual fund, which, in turn, invests directly in portfolio securities. The expenses associated with investing in a fund of fund are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
14

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.32% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Milliman Financial Risk Management LLC (”Milliman“) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Robert T. Cummings and Maria Schiopu are responsible for the day-to-day management of the Fund.

Robert T. Cummings is Principal and Director of Global Trading at Milliman. Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 25 years of experience as a trader and portfolio manager with a primary focus on options.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
15

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
16

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
17

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	Lincoln Hedged Nasdaq-100 Fund Standard Class
	Year Ended				9/17/21[1] to
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.306	$ 10.440	$ 8.317	$ 10.254	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.050)	(0.031)	(0.029)	(0.028)	(0.009)
Net realized and unrealized gain (loss)	1.496	1.599	3.080	(1.732)	0.328
Total from investment operations	1.446	1.568	3.051	(1.760)	0.319
Less dividends and distributions from:
Net investment income	—	—	(0.037)	—	(0.065)
Net realized gain	(0.889)	(0.702)	(0.891)	(0.177)	—
Total dividends and distributions	(0.889)	(0.702)	(0.928)	(0.177)	(0.065)
Net asset value, end of period	$ 11.863	$ 11.306	$ 10.440	$ 8.317	$ 10.254
Total return[3]	12.84%	15.12%	36.82%	(17.13%)	3.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$584	$523	$12	$9	$10
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.31%	1.89%	3.50%	4.69%	6.50%
Ratio of net investment loss to average net assets	(0.43%)	(0.27%)	(0.30%)	(0.30%)	(0.31%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.12%)	(1.54%)	(3.18%)	(4.37%)	(6.19%)
Portfolio turnover	36%	53%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
18

	Lincoln Hedged Nasdaq-100 Fund Service Class
	Year Ended				9/17/21[1] to
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.215	$ 10.397	$ 8.288	$ 10.253	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.090)	(0.070)	(0.064)	(0.060)	(0.020)
Net realized and unrealized gain (loss)	1.480	1.590	3.064	(1.728)	0.328
Total from investment operations	1.390	1.520	3.000	(1.788)	0.308
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.055)
Net realized gain	(0.889)	(0.702)	(0.891)	(0.177)	—
Total dividends and distributions	(0.889)	(0.702)	(0.891)	(0.177)	(0.055)
Net asset value, end of period	$ 11.716	$ 11.215	$ 10.397	$ 8.288	$ 10.253
Total return[3]	12.44%	14.72%	36.33%	(17.41%)	3.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,026	$9,995	$3,385	$2,659	$2,419
Ratio of expenses to average net assets[4]	0.97%	0.97%	0.97%	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.66%	2.24%	3.85%	5.04%	6.85%
Ratio of net investment loss to average net assets	(0.78%)	(0.62%)	(0.65%)	(0.65%)	(0.66%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.47%)	(1.89%)	(3.53%)	(4.72%)	(6.54%)
Portfolio turnover	36%	53%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
19

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
20

Lincoln Variable Insurance Products Trust
Lincoln Hedged S&P 500 Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
Lincoln Hedged S&P 500 Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Lincoln Hedged S&P 500 Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the Fund is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.35%	0.35%
Acquired Fund Fees and Expenses (AFFE)	0.12%	0.12%
Total Annual Fund Operating Expenses (including AFFE)[1]	1.02%	1.37%
Less Fee Waiver and Expense Reimbursement[2]	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.70%	1.05%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class (and 0.93% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$72	$293	$532	$1,219
Service Class	$107	$402	$719	$1,618
Lincoln Hedged S&P 500 Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the returns of the S&P 500 Price Return Index (the “Index”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Index, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”) for each tranche of options (as described below). The Fund, under normal circumstances, invests at least 80% of its assets in investments that reference the Index or in an underlying fund which tracks the Index. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The Index is a price return index, which captures only the capital appreciation component of the issuers in the Index and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2025, a significant portion of the Fund’s investment exposure was comprised of companies in the information technology sector.
FLEX Options Portfolio. FLEX Options are exchange-traded options contracts with uniquely customizable terms. The Fund’s FLEX Options have one-year terms and are based on the value of the Index. The Fund invests in FLEX Options using a “laddering” technique, which means investing in several similar securities that have different maturity dates. The Fund will construct its portfolio so that each fiscal quarter, approximately 25% of the Fund’s FLEX Options will expire and the Fund will replace them with new FLEX Options. The Fund will therefore “reset” approximately 25% of its FLEX Options each quarter. The basket of FLEX Options transacted on a particular date is referred to as a “tranche”. The Fund will generally hold four tranches of FLEX Options.
Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Index up to a Cap along with limited downside Buffer protection against the performance of the Index. Each tranche consists of the following:
1) purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure for the portion of the Fund whose FLEX Options are expiring.
2) purchased one-year at-the-money puts that provide limited downside protection for the portion of the Fund whose FLEX Options are expiring.
3) sold one-year puts with a strike price 12% “out-of-the-money” to help establish the Buffer and fund the purchase of calls and puts.
4) sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with limited downside protection from declines in the Index’s value as of the reset date, while allowing the Fund to participate in Index appreciation up to the strike price of the sold out-of-the-money calls. This gain potential for each FLEX Options tranche is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased. Buffers apply to particular tranches and not to the Fund’s portfolio overall.
In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining exposure to a wider range of cap rates and buffers.
The Underlying Fund: The Fund invests approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”) and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index, although the Underlying Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The
2Lincoln Hedged S&P 500 Fund

Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion as of March 31, 2026. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares. As of May 1, 2026, a significant portion of the Underlying Fund’s investment exposure was comprised of companies in the information technology sector.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Buffered Loss Risk. There can be no guarantee that the Fund’s FLEX Options Portfolio will be successful in its strategy to provide buffer protection against Index losses if the value of the Index decreases. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
•
Capped Upside Return Risk. Each tranche of the Fund’s FLEX Options Portfolio seeks to provide returns only up to a Cap. In the event that the Index has gains in excess of that Cap during the life of that tranche, the Fund will not participate in those gains beyond that Cap.
•
FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:
•
Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction).
•
Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.
•
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.
•
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the NAV of each tranche of FLEX Options, which may not be in full effect prior to the expiration of the options.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
Lincoln Hedged S&P 500 Fund3

•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Tracking Error Risk. The Underlying Fund’s performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and the Index’s components, and other factors. While attempting to replicate the Index return, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
4Lincoln Hedged S&P 500 Fund

Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	7.91%
Lowest Quarterly Return	Q2 2022	(8.34%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	Since Inception	Inception Date
Lincoln Hedged S&P 500 Fund – Standard Class	11.90%	9.17%	5/21/2021
Lincoln Hedged S&P 500 Fund – Service Class	11.52%	8.80%	5/21/2021
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	12.02%
S&P U.S. Treasury Bond 0-1 Year Index (reflects no deductions for fees, expenses or taxes)	4.35%	3.24%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

Milliman Portfolio Managers	Company Title	Experience with Fund
Robert T. Cummings	Senior Director and Head of Portfolio Management	Since May 2021
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Lincoln Hedged S&P 500 Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6Lincoln Hedged S&P 500 Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund’s investment objective is to seek long-term growth of capital. This investment objective is non-fundamental and may be changed without shareholder approval.
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the returns of the S&P 500 Price Return Index (the “Index”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Index, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”) for each tranche of options (as described below). The Fund, under normal circumstances, invests at least 80% of its assets in investments that reference the Index or in an underlying fund which tracks the Index. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The Index is a price return index, which captures only the capital appreciation component of the issuers in the Index and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2025, a significant portion of the Fund’s investment exposure was comprised of companies in the information technology sector.
Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Index up to a Cap along with limited downside Buffer protection against the performance of the Index. Each tranche consists of the following:
1) purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure for the portion of the Fund whose FLEX Options are expiring.
2) purchased one-year at-the-money puts that provide limited downside protection for the portion of the Fund whose FLEX Options are expiring.
3) sold one-year puts with a strike price 12% “out-of-the-money” to help establish the Buffer and fund the purchase of calls and puts.
4) sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
In options trading, an option is said to be “in the money” when the current market price of the reference asset is above the strike price for a call option, or below the strike price for a put option. An option is said to be “out of the money” when the current market price of the reference asset is below the strike price for a call option, or above the strike price for a put option.
This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with limited downside protection from declines in the Index’s value as of the reset date, while allowing the Fund to participate in Index appreciation up to the strike price of the sold out-of-the-money calls. This gain potential for each FLEX Options tranche is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Because options prices are generally inversely related to volatility in the price of their reference asset, the Cap for a tranche is expected to be low if that tranche is reset at a time of low volatility, and this could limit materially that tranche’s participation in Index appreciation. Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased. Buffers apply to particular tranches and not to the Fund’s portfolio overall.
In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining a more diversified exposure to a wider range of cap rates and buffers. FLEX Options are a type of derivative.
About Buffers: “Buffer” refers to the protection from decreases in the value of the Index that is provided by a tranche of FLEX Options. Buffers for each tranche provide limited downside protection from decreases in the Index value as measured from the date the Fund purchases the corresponding FLEX Option. Buffers apply to particular tranches and not to the Fund’s portfolio overall. With the laddered investment approach, the Fund will have the potential to derive benefit from a Buffer in a market environment where the value of the Index is steadily decreasing, as is it is likely that at least a portion of the Fund’s FLEX Options portfolio will have reset within the past quarter. However, there can be no guarantee that the Fund will in fact benefit from a Buffer.
7

The Fund seeks to provide a Buffer against the first 12% of Index price decreases over the life of each FLEX Options tranche before the deduction of Fund expenses. The Fund, and therefore investors, will bear all Index losses exceeding 12% for any tranche. A Buffer is operative only against the first 12% of Index decreases for a tranche of FLEX Options; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. If the Index has decreased in value by more than 12% over the life of a tranche of FLEX options, the Fund would experience all further losses. A Buffer does not take into account Fund expenses. Notwithstanding the Buffers, a shareholder that invests in the Fund may lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
About Caps: Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased.
If the Index experiences gains beyond the level of the Cap for a tranche, the Fund will not experience those excess gains. Therefore, regardless of the performance of the Index, a Cap is the maximum return (before Fund expenses) the Fund can achieve from that tranche of FLEX Options. The Cap will change for each tranche of FLEX Options based upon market conditions when the FLEX Options are purchased for that tranche. The Cap will fluctuate from one tranche of FLEX options to the next.
The Underlying Fund: The Fund invests approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”) and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index, although the Underlying Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion as of March 31, 2026. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares. As of May 1, 2026, a significant portion of the Underlying Fund’s investment exposure was comprised of companies in the information technology sector.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
* The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by the Adviser on behalf of the Fund. Standard & Poor’s®, S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDS are registered trademarks of S&P Global, Inc. or its affiliates (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and sublicensed for use for certain purposes by the Adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its assets in investments that reference the Index or in an underlying fund which tracks the Index only upon 60 days’ notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist
8

activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Buffered Loss Risk. There can be no guarantee that the Fund’s FLEX Options Portfolio will be successful in its strategy to provide buffer protection against Index losses if the value of the Index decreases. A shareholder may lose their entire investment. The Fund’s FLEX Options Portfolio seeks to deliver returns that track the Index (up to a Cap), while limiting downside losses. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
Capped Upside Return Risk. Each tranche of the Fund’s FLEX Options Portfolio seeks to provide returns that are subject to a Cap. In the event that the Index has gains in excess of that Cap for any tranche of the Fund’s FLEX Options Portfolio, the Fund will not participate in gains beyond that Cap. A new Cap is established for each tranche of FLEX Options and is dependent on prevailing market conditions. The operative Cap may therefore change from one tranche to another and is unlikely to remain the same for consecutive tranches. The Fund’s FLEX Options Portfolio is exposed to operational risk arising from human error in the calculation of a Cap. The Fund seeks to reduce this risk through controls and procedures; however, these measures may be inadequate to address such risk.
FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:
Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). Also, during periods of reduced market liquidity or in the absence of readily available market quotations, or when there is reduced availability of reliable objective pricing data for the FLEX Options, the ability of the Fund to value the FLEX Options becomes more difficult. In these situations, the judgment of the Fund’s investment adviser may play a greater role in the valuation of such holdings. Consequently, while these determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the expiration of the options.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
9

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or
10

maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Tracking Error Risk. The Underlying Fund attempts to track the performance of the Index. The performance of the Underlying Fund may deviate substantially from the Index it tracks. Various factors may affect the Underlying Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Underlying Fund employs a sampling technique to construct the Underlying Fund’s portfolio, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index. In addition, the Underlying Fund may not be fully invested at times, either as a result of cash flows into or out of the Underlying Fund or reserves of cash held by the Underlying Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Underlying Fund may vary from time to time. In addition, the Underlying Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective due to FLEX Options include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the optimal balance of FLEX Options in the Fund’s portfolio and/or (iii) adverse tax law changes affecting the treatment of FLEX Options.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
11

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. In addition to investing directly in the FLEX Options, the Fund operates as a “fund of fund.” In this structure, the Fund invests in another mutual fund, which, in turn, invests directly in portfolio securities. The expenses associated with investing in a fund of fund are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
12

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.43% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Robert T. Cummings and Maria Schiopu are responsible for the day-to-day management of the Fund.

Robert T. Cummings is Principal and Director of Global Trading at Milliman. Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 25 years of experience as a trader and portfolio manager with a primary focus on options.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
13

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
14

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	Lincoln Hedged S&P 500 Fund Standard Class
	Year Ended				5/21/21[1] to
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.931	$ 10.335	$ 9.133	$ 10.603	$ 10.000
Income (loss) from investment operations:
Net investment income[2]	0.023	0.051	0.037	0.030	0.032
Net realized and unrealized gain (loss)	1.278	1.417	1.517	(0.737)	0.686
Total from investment operations	1.301	1.468	1.554	(0.707)	0.718
Less dividends and distributions from:
Net investment income	—	(0.036)	(0.031)	(0.048)	(0.115)
Net realized gain	(0.916)	(0.836)	(0.321)	(0.715)	—
Total dividends and distributions	(0.916)	(0.872)	(0.352)	(0.763)	(0.115)
Net asset value, end of period	$ 11.316	$ 10.931	$ 10.335	$ 9.133	$ 10.603
Total return[3]	11.90%	14.32%	17.03%	(6.55%)	7.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,617	$138	$12	$10	$11
Ratio of expenses to average net assets[4]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.90%	1.43%	2.41%	3.84%	5.54%
Ratio of net investment income to average net assets	0.19%	0.46%	0.37%	0.28%	0.50%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.13%)	(0.39%)	(1.46%)	(2.98%)	(4.46%)
Portfolio turnover	35%	37%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

	Lincoln Hedged S&P 500 Fund Service Class
	Year Ended				5/21/21[1] to
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.897	$ 10.321	$ 9.127	$ 10.602	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.018)	0.012	0.002	(0.006)	0.010
Net realized and unrealized gain (loss)	1.272	1.414	1.515	(0.735)	0.686
Total from investment operations	1.254	1.426	1.517	(0.741)	0.696
Less dividends and distributions from:
Net investment income	—	(0.014)	(0.002)	(0.019)	(0.094)
Net realized gain	(0.916)	(0.836)	(0.321)	(0.715)	—
Total dividends and distributions	(0.916)	(0.850)	(0.323)	(0.734)	(0.094)
Net asset value, end of period	$ 11.235	$ 10.897	$ 10.321	$ 9.127	$ 10.602
Total return[3]	11.52%	13.91%	16.63%	(6.88%)	6.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,164	$19,076	$5,732	$3,318	$2,582
Ratio of expenses to average net assets[4]	0.93%	0.93%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.25%	1.78%	2.76%	4.19%	5.89%
Ratio of net investment income (loss) to average net assets	(0.16%)	0.11%	0.02%	(0.07%)	0.15%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.48%)	(0.74%)	(1.81%)	(3.33%)	(4.81%)
Portfolio turnover	35%	37%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
Lincoln Hedged S&P 500 Conservative Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
Lincoln Hedged S&P 500 Conservative Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Lincoln Hedged S&P 500 Conservative Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the Fund is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.58%	0.58%
Acquired Fund Fees and Expenses (AFFE)	0.12%	0.12%
Total Annual Fund Operating Expenses (including AFFE)[1]	1.25%	1.60%
Less Fee Waiver and Expense Reimbursement[2]	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.70%	1.05%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class (and 0.93% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$72	$342	$633	$1,463
Service Class	$107	$451	$819	$1,854
Lincoln Hedged S&P 500 Conservative Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the returns of the S&P 500 Price Return Index (the “Index”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Index, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”) for each tranche of options (as described below). The Fund, under normal circumstances, invests at least 80% of its assets in investments that reference the Index or in an underlying fund which tracks the Index. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The Index is a price return index, which captures only the capital appreciation component of the issuers in the Index and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2025, a significant portion of the Fund’s investment exposure was comprised of companies in the information technology sector.
FLEX Options Portfolio. FLEX Options are exchange-traded options contracts with uniquely customizable terms. The Fund’s FLEX Options have one-year terms and are based on the value of the Index. The Fund invests in FLEX Options using a “laddering” technique, which means investing in several similar securities that have different maturity dates. The Fund will construct its portfolio so that each fiscal quarter, approximately 25% of the Fund’s FLEX Options will expire and the Fund will replace them with new FLEX Options. The Fund will therefore “reset” approximately 25% of its FLEX Options each quarter. The basket of FLEX Options transacted on a particular date is referred to as a “tranche”. The Fund will generally hold four tranches of FLEX Options.
Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Index up to a Cap along with limited downside Buffer protection against the performance of the Index. Each tranche consists of the following:
1) purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure for the portion of the Fund whose FLEX Options are expiring.
2) purchased one-year at-the-money puts that provide limited downside protection for the portion of the Fund whose FLEX Options are expiring.
3) sold one-year puts with a strike price 22% “out-of-the-money” to help establish the Buffer and fund the purchase of calls and puts.
4) sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with limited downside protection from declines in the Index’s value as of the reset date, while allowing the Fund to participate in Index appreciation up to the strike price of the sold out-of-the-money calls. This gain potential for each FLEX Options tranche is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased. Buffers apply to particular tranches and not to the Fund’s portfolio overall.
In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining exposure to a wider range of cap rates and buffers.
The Underlying Fund: The Fund invests approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”) and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index, although the Underlying Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The
2Lincoln Hedged S&P 500 Conservative Fund

Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion as of March 31, 2026. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares. As of May 1, 2026, a significant portion of the Underlying Fund’s investment exposure was comprised of companies in the information technology sector.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Buffered Loss Risk. There can be no guarantee that the Fund’s FLEX Options Portfolio will be successful in its strategy to provide buffer protection against Index losses if the value of the Index decreases. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
•
Capped Upside Return Risk. Each tranche of the Fund’s FLEX Options Portfolio seeks to provide returns only up to a Cap. In the event that the Index has gains in excess of that Cap during the life of that tranche, the Fund will not participate in those gains beyond that Cap.
•
FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:
•
Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction).
•
Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.
•
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.
•
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the NAV of each tranche of FLEX Options, which may not be in full effect prior to the expiration of the options.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
Lincoln Hedged S&P 500 Conservative Fund3

•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Tracking Error Risk. The Underlying Fund’s performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and the Index’s components, and other factors. While attempting to replicate the Index return, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
4Lincoln Hedged S&P 500 Conservative Fund

Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	5.50%
Lowest Quarterly Return	Q2 2022	(4.86%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	Since Inception	Inception Date
Lincoln Hedged S&P 500 Conservative Fund – Standard Class	9.66%	7.36%	5/21/2021
Lincoln Hedged S&P 500 Conservative Fund – Service Class	9.27%	6.98%	5/21/2021
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	12.02%
S&P U.S. Treasury Bond 0-1 Year Index (reflects no deductions for fees, expenses or taxes)	4.35%	3.24%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

Milliman Portfolio Managers	Company Title	Experience with Fund
Robert T. Cummings	Senior Director and Head of Portfolio Management	Since May 2021
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Lincoln Hedged S&P 500 Conservative Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6Lincoln Hedged S&P 500 Conservative Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund’s investment objective is to seek long-term growth of capital. This investment objective is non-fundamental and may be changed without shareholder approval.
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the returns of the S&P 500 Price Return Index (the “Index”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Index, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”) for each tranche of options (as described below). The Fund, under normal circumstances, invests at least 80% of its assets in investments that reference the Index or in an underlying fund which tracks the Index. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The Index is a price return index, which captures only the capital appreciation component of the issuers in the Index and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2025, a significant portion of the Fund’s investment exposure was comprised of companies in the information technology sector.
FLEX Options Portfolio. FLEX Options are exchange-traded options contracts with uniquely customizable terms. The Fund’s FLEX Options have one-year terms and are based on the value of the Index. The Fund invests in FLEX Options using a “laddering” technique, which means investing in several similar securities that have different maturity dates. The Fund will construct its portfolio so that each fiscal quarter, approximately 25% of the Fund’s FLEX Options will expire and the Fund will replace them with new FLEX Options. The Fund will therefore “reset” approximately 25% of its FLEX Options each quarter. The basket of FLEX Options transacted on a particular date is referred to as a “tranche”. The Fund will generally hold four tranches of FLEX Options.
Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Index up to a Cap along with limited downside Buffer protection against the performance of the Index. Each tranche consists of the following:
1) purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure for the portion of the Fund whose FLEX Options are expiring.
2) purchased one-year at-the-money puts that provide limited downside protection for the portion of the Fund whose FLEX Options are expiring.
3) sold one-year puts with a strike price 22% “out-of-the-money” to help establish the Buffer and fund the purchase of calls and puts.
4) sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
In options trading, an option is said to be “in the money” when the current market price of the reference asset is above the strike price for a call option, or below the strike price for a put option. An option is said to be “out of the money” when the current market price of the reference asset is below the strike price for a call option, or above the strike price for a put option.
This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with limited downside protection from declines in the Index’s value as of the reset date, while allowing the Fund to participate in Index appreciation up to the strike price of the sold out-of-the-money calls. This gain potential for each FLEX Options tranche is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Because options prices are generally inversely related to volatility in the price of their reference asset, the Cap for a tranche is expected to be low if that tranche is reset at a time of low volatility, and this could limit materially that tranche’s participation in Index appreciation. Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased. Buffers apply to particular tranches and not to the Fund’s portfolio overall.
In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining a more diversified exposure to a wider range of cap rates and buffers.
FLEX Options are a type of derivative.
7

About Buffers: “Buffer” refers to the protection from decreases in the value of the Index that is provided by a tranche of the FLEX Options. Buffers for each tranche provide limited downside protection from decreases in the Index value as measured from the date the Fund purchases the corresponding FLEX Option. Buffers apply to particular tranches and not to the Fund’s portfolio overall. With the laddered investment approach, the Fund will have the potential to derive benefit from a Buffer in a market environment where the value of the Index is steadily decreasing, as is it is likely that at least a portion of the Fund’s FLEX Options portfolio will have reset within the past quarter. However, there can be no guarantee that the Fund will in fact benefit from a Buffer.
The Fund seeks to provide a Buffer against the first 22% of Index price decreases over the life of each FLEX Options tranche before the deduction of Fund expenses. The Fund, and therefore investors, will bear all Index losses exceeding 22% for any tranche. A Buffer is operative only against the first 22% of Index decreases for a tranche of FLEX Options; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. If the Index has decreased in value by more than 22% over the life of a tranche of FLEX options, the Fund would experience all further losses. A Buffer does not take into account Fund expenses. Notwithstanding the Buffers, a shareholder that invests in the Fund may lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
About Caps: Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased.
If the Index experiences gains beyond the level of the Cap for a tranche, the Fund will not experience those excess gains. Therefore, regardless of the performance of the Index, a Cap is the maximum return (before Fund expenses) the Fund can achieve from that tranche of FLEX Options. The Cap will change for each tranche of FLEX Options based upon market conditions when the FLEX Options are purchased for that tranche. The Cap will fluctuate from one tranche of FLEX options to the next.
The Underlying Fund: The Fund invests approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”) and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index, although the Underlying Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion as of March 31, 2026. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares. As of May 1, 2026, a significant portion of the Underlying Fund’s investment exposure was comprised of companies in the information technology sector.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
* The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by the Adviser on behalf of the Fund. Standard & Poor’s®, S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDS are registered trademarks of S&P Global, Inc. or its affiliates (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and sublicensed for use for certain purposes by the Adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its assets in investments that reference the Index or in an underlying fund which tracks the Index only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its
8

investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Buffered Loss Risk. There can be no guarantee that the Fund’s FLEX Options Portfolio will be successful in its strategy to provide buffer protection against Index losses if the value of the Index decreases. A shareholder may lose their entire investment. The Fund’s FLEX Options Portfolio seeks to deliver returns that track the Index (up to a Cap), while limiting downside losses. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
Capped Upside Return Risk. Each tranche of the Fund’s FLEX Options Portfolio seeks to provide returns that are subject to a Cap. In the event that the Index has gains in excess of that Cap for any tranche of the Fund’s FLEX Options Portfolio, the Fund will not participate in gains beyond that Cap. A new Cap is established for each tranche of FLEX Options and is dependent on prevailing market conditions. The operative Cap may therefore change from one tranche to another and is unlikely to remain the same for consecutive tranches. The Fund’s FLEX Options Portfolio is exposed to operational risk arising from human error in the calculation of a Cap. The Fund seeks to reduce this risk through controls and procedures; however, these measures may be inadequate to address such risk.
FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:
Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). Also, during periods of reduced market liquidity or in the absence of readily available market quotations, or when there is reduced availability of reliable objective pricing data for the FLEX Options, the ability of the Fund to value the FLEX Options becomes more difficult. In these situations, the judgment of the Fund’s investment adviser may play a greater role in the valuation of such holdings. Consequently, while these determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the expiration of the options.
9

Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an
10

incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Tracking Error Risk. The Underlying Fund attempts to track the performance of the Index. The performance of the Underlying Fund may deviate substantially from the Index it tracks. Various factors may affect the Underlying Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Underlying Fund employs a sampling technique to construct the Underlying Fund’s portfolio, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index. In addition, the Underlying Fund may not be fully invested at times, either as a result of cash flows into or out of the Underlying Fund or reserves of cash held by the Underlying Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Underlying Fund may vary from time to time. In addition, the Underlying Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective due to FLEX Options include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the optimal balance of FLEX Options in the Fund’s portfolio and/or (iii) adverse tax law changes affecting the treatment of FLEX Options.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology
11

companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. In addition to investing directly in the FLEX Options, the Fund operates as a “fund of fund.” In this structure, the Fund invests in another mutual fund, which, in turn, invests directly in portfolio securities. The expenses associated with investing in a fund of fund are generally higher than those for funds that do not invest
12

primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.43% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Robert T. Cummings and Maria Schiopu are responsible for the day-to-day management of the Fund.

Robert T. Cummings is Principal and Director of Global Trading at Milliman. Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 25 years of experience as a trader and portfolio manager with a primary focus on options.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
13

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
14

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	Lincoln Hedged S&P 500 Conservative Fund Standard Class
	Year Ended				5/21/21[1] to
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.432	$ 10.220	$ 9.315	$ 10.250	$ 10.000
Income (loss) from investment operations:
Net investment income[2]	0.012	0.032	0.032	0.053	0.032
Net realized and unrealized gain (loss)	0.995	1.048	1.212	(0.339)	0.337
Total from investment operations	1.007	1.080	1.244	(0.286)	0.369
Less dividends and distributions from:
Net investment income	—	(0.028)	—	(0.064)	(0.119)
Net realized gain	(0.733)	(0.840)	(0.339)	(0.585)	—
Total dividends and distributions	(0.733)	(0.868)	(0.339)	(0.649)	(0.119)
Net asset value, end of period	$ 10.706	$ 10.432	$ 10.220	$ 9.315	$ 10.250
Total return[3]	9.66%	10.66%	13.39%	(2.73%)	3.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,158	$43	$11	$10	$10
Ratio of expenses to average net assets[4]	0.57%[5]	0.57%[5]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.13%	1.47%	2.03%	3.63%	5.53%
Ratio of net investment income to average net assets	0.11%[6]	0.31%[6]	0.32%	0.54%	0.50%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.45%)	(0.59%)	(1.13%)	(2.51%)	(4.46%)
Portfolio turnover	40%	38%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of expenses to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
[6]	The ratio of net investment income to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
16

	Lincoln Hedged S&P 500 Conservative Fund Service Class
	Year Ended				5/21/21[1] to
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.361	$ 10.168	$ 9.301	$ 10.247	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.026)	(0.004)	(0.002)	0.018	0.009
Net realized and unrealized gain (loss)	0.986	1.040	1.208	(0.338)	0.336
Total from investment operations	0.960	1.036	1.206	(0.320)	0.345
Less dividends and distributions from:
Net investment income	—	(0.003)	—	(0.041)	(0.098)
Net realized gain	(0.733)	(0.840)	(0.339)	(0.585)	—
Total dividends and distributions	(0.733)	(0.843)	(0.339)	(0.626)	(0.098)
Net asset value, end of period	$ 10.588	$ 10.361	$ 10.168	$ 9.301	$ 10.247
Total return[3]	9.27%	10.27%	13.00%	(3.06%)	3.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,733	$15,362	$6,464	$4,593	$2,376
Ratio of expenses to average net assets[4]	0.92%[5]	0.92%[5]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.48%	1.82%	2.38%	3.98%	5.88%
Ratio of net investment income (loss) to average net assets	(0.24%)[6]	(0.04%)[6]	(0.03%)	0.19%	0.15%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.80%)	(0.94%)	(1.48%)	(2.86%)	(4.81%)
Portfolio turnover	40%	38%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of expenses to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
[6]	The ratio of net investment income to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
Lincoln Opportunistic Hedged Equity Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
Lincoln Opportunistic Hedged Equity Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Lincoln Opportunistic Hedged Equity Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the Fund is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.99%	0.99%
Acquired Fund Fees and Expenses (AFFE)	0.12%	0.12%
Total Annual Fund Operating Expenses (including AFFE)[1]	1.66%	2.01%
Less Expense Reimbursement[2]	(0.95%)	(0.95%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.71%	1.06%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.59% of the Fund’s average daily net assets for the Standard Class (and 0.94% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$73	$430	$813	$1,886
Service Class	$108	$539	$995	$2,261
Lincoln Opportunistic Hedged Equity Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the returns of the S&P 500 Price Return Index (the “Index”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in investments that provide exposure to the Index and in an underlying fund which tracks the Index. The Fund invests approximately half of its assets in in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s Adviser, and approximately half of its assets in exchange-traded index options. As of September 1, 2023, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector. The Fund is not designed to track the performance of the Index.
The Fund’s hedging strategy, sub-advised by Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), seeks to provide limited downside protection against Index decreases while retaining the potential for limited gains if the Index appreciates. Opportunistically, the Sub-Adviser will rebalance the options portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on the performance of the Index relative to the Fund’s options holdings. There is no guarantee the Fund will be successful in implementing this strategy. Shareholders will experience investment results that are very different than if the Fund held its options until expiration.
An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). The Fund intends to implement its hedging strategy by using options, including Flexible Exchange® Options (“FLEX Options”) as well as standardized exchange-traded index options, with approximately one-year expiration dates at initiation. The Sub-Adviser seeks to select the strike price for each option contract such that if the options were exercised on the expiration date, the Fund’s net asset value (“NAV”) would be provided with limited downside protection and limited gain potential on the price return of the Index. The Fund’s NAV will depend largely on the value of the options, which is based principally upon the value of the Index and the time remaining until the expiration date of the options. As the value of the Index changes and the expiration date of the options (the final day of the term of the options) approaches, the value of the options, and therefore the Fund’s NAV, will change. At the expiration or rebalance of the options portfolio, the Sub-Adviser will purchase a new portfolio of options that seeks to provide limited downside protection against Index decreases while retaining some potential for gains if the Index appreciates. The amount of potential gain will depend on market conditions at the time of purchase, such as interest rates and expected volatility. The gain potential and limited downside protection are prior to taking into account expenses incurred by the Fund, such as advisory fees, transaction fees, and any extraordinary expenses. As with all funds, the Fund’s expenses will reduce the potential for gains and limited downside protection. There is no guarantee that the Sub-Adviser will be successful in its attempt to provide limited downside protection or gains.
The Fund does not seek to achieve the full one-year investment outcomes of the options portfolio and will not seek to provide a set level of investment outcomes over a stated time period. Unlike funds that utilize a defined outcome investment strategy, the Fund does not seek to provide shareholders with downside protection or upside potential over any specified time period.
Options Portfolio. The Fund will invest in options that reference the Index with rotating expiration dates of approximately one year. As described above, the Fund does not seek to achieve the full, one-year investment outcomes of the options, as the Sub-Adviser intends to opportunistically rebalance the options portfolio prior to the expiration date of the options.
The combination of options contracts within the Options Portfolio will generally consist of the following:
1.
purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure.
2.
purchased one-year at-the-money puts that provide limited downside protection.
3.
sold one-year puts with a strike price 10% “out-of-the money” to help establish the limited downside protection and fund the purchase of calls and puts.
4.
sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
2Lincoln Opportunistic Hedged Equity Fund

The Sub-Adviser seeks to select the strike price and expiration date for each option contract so that the Fund is provided with limited downside protection and some potential for gains on the price performance of the Index’s share price over the term of the options contract, as follows:
•
In the event that the Index decreases in value by less than 10% over the term of the Options Portfolio, without any rebalancing, the Options Portfolio seeks to provide an investment return of approximately 0%.
•
In the event that the Index decreases in value by more than 10% over the term of the Options Portfolio, without any rebalancing, the Options Portfolio seeks to provide investment return that is approximately 10% higher than the return experienced by the Index.
•
In the event that the Index increases in value over the term of the Options Portfolio, without any rebalancing, the Options Portfolio seeks to provide investment returns that match the price performance of the Index, up to a maximum percentage return the Fund can achieve for the term of the Options Portfolio, which depends on prevailing market conditions at the time the Fund purchases the options.
The Fund’s NAV is dependent on the value of the options, which is based principally upon the price of the Index and the time remaining until the expiration date of the options. As the price of the Index changes and time moves towards the expiration date of the options, the value of the options, and therefore the Fund’s NAV, will change. The Sub-Adviser anticipates the Fund’s NAV will move in the same direction as the price movements of the Index. However, there is no guarantee that the Fund’s NAV will move in the same direction as the price movements of the Index and it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns experienced by the Index. A component of an option’s value is the number of days remaining until its expiration date. The amount of time remaining until the option contract’s expiration date affects the limited downside protection on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Index will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by the Index until the expiration date of the options contracts.
Because the Fund’s investment strategy is not designed to hold the Options Portfolio to its expiration date, shareholders will experience investment results that are very different than if the Fund held the Options Portfolio for its contract term. Shareholders may realize losses on price decreases of the Index of less than the limited downside protection and may lose their entire investment. These potential losses are possible even if a shareholder remained in the Fund for a one-year period after an Options Portfolio was established, as it is likely that the Options Portfolio will rebalance during that time.
The Options Portfolio is designed to provide limited downside protection against Index losses and provide for limited gain potential based upon the price of the Index at the time the option contracts are initiated by the Fund. The Sub-Adviser will seek to realize gains experienced by the Fund (which are limited to the maximum gain potential) due to price movements of the Index or realize the limited downside protection used by the Fund due to price movements of the Index by rebalancing the Fund’s Options Portfolio and the Fund’s upside potential and limited downside protection. However, the degree to which a shareholder may benefit from the Options Portfolio’s Index upside potential and limited downside protection against Index losses will depend on the time at which the investor purchases Shares of the Fund. At any given time after Sub-Adviser rebalances the Options Portfolio there may be limited upside potential or downside protection remaining due to the price performance of the Index (and therefore, the value of the options). If the price of the Index is near or has exceeded the strike prices of the Fund’s Options Portfolio, such investor may have little to no upside potential until if and when the Sub-Adviser determines to rebalance the Fund’s Options Portfolio, and would still remain vulnerable to significant downside risk before the sought-after, limited downside protection began. Similarly, if the Index has decreased in price significantly to equal or exceed the Fund’s anticipated, limited downside protection, the shareholder would also remain vulnerable to significant downside risk and would receive no benefit from this protection. If a shareholder purchases Shares after the limited downside protection has been used and prior to the Fund rebalancing its Options Portfolio, a shareholder may lose their entire investment.
Rebalancing Strategy. The Fund’s rebalancing strategy seeks to help the Fund offset the timing risks inherent in owning an options package for one year. The successful implementation of the rebalancing strategy is not guaranteed. The Fund’s options strategy seeks to provide some amount of exposure to the price performance of the Index while providing limited downside protection for Index decreases. The value of the Fund's options is derived from, in part, the value of the Index. Without rebalancing, if the Index level increases in value to a point at or near the strike price of the sold options, the Fund would have little or no potential for gains for the remainder of the options contract term, and if the Index’s level decreases in value by more than the limited downside protection amount for the Fund’s options, the Fund may have no remaining potential for limited downside protection. By rebalancing, the Fund will renew its potential to increase in a market environment where the value of the Index is steadily increasing and its potential to benefit from limited downside protection in a market environment where the Index is steadily decreasing. To rebalance its options holdings, the Fund may, at the end of each month, sell the then-current options and immediately enter into new options contracts with a term of approximately one year. The Sub-Adviser will determine whether to rebalance the options portfolio based on various factors, including, but not limited to, the price movements of the Index, the changes in the Fund’s NAV, market volatility, and the time remaining until the expiration of the options contracts. To the extent the Fund's NAV increases (generally by at least 2%) or decreases (generally by at least 1%) from the Fund's NAV at the commencement of the term of the existing Options Portfolio, the Sub-Adviser will seek to realize any gains experienced by the Fund or limited downside protection used by the Fund by resetting the Fund's Options
Lincoln Opportunistic Hedged Equity Fund3

Portfolio and, in doing so, reset the Fund's upside potential and limited downside protection. The Fund’s rebalancing investment strategy may cause the Fund to have a higher portfolio turnover rate than funds that do not actively rebalance. The Fund’s rebalancing strategy may not be successful in providing either limited downside protection or gain participation. Investors will not be notified of rebalancing in the Options Portfolio.
The Sub-Adviser may also purchase and sell options that have the same or similar strike prices and expiration dates over the course of the month as the then-current Options Portfolio as necessary to manage any purchases or redemptions.
The following chart contains a hypothetical illustration of the Fund’s rebalancing mechanism. The chart is provided for illustrative purposes only. There is no guarantee that the Fund will be successful in its attempt to rebalance the Fund’s Options Portfolio. The chart is not intended to predict or project the performance or operationality of the Fund.

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the options. The following risks reflect the Fund's principal risks, which include the principal risks of the options and the Underlying Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Limited Downside Protection Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Index losses if the value of the Index decreases. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment. The Fund will decrease in value if the options portfolio is not reset and the reference asset of the Fund's options decreases in value beyond the threshold for downside protection created by the Fund's then-current options portfolio.
•
Capped Upside Return Risk. The Fund’s options strategy seeks to provide returns only up to a limited gain potential. In the event that the Index has gains in excess of such limited gain potential during the life of the corresponding options and the Fund is not able rebalance the options portfolio, the Fund will not participate in those gains beyond such limited gain potential.
•
Options Risk. The Fund may experience substantial downside from specific option positions, and certain option positions may expire worthless. In addition, the options are subject to the following risks:
•
Valuation Risk. The value of the options will be affected by, among others, changes in the value of the Index, changes in
4Lincoln Opportunistic Hedged Equity Fund

interest rates, changes in the actual and implied volatility of the Index and the remaining time until the options expire. The value of the options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction).
•
Liquidity Risk. In the event that trading in options is limited or absent, the value of the Fund’s options may decrease. There is no guarantee that a liquid secondary trading market will exist for the options.
•
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.
•
Correlation Risk. The options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the options expire, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Tracking Error Risk. The Underlying Fund’s performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and the Index’s components, and other factors. While attempting to replicate the Index return, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
Lincoln Opportunistic Hedged Equity Fund5

•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q1 2024	6.15%
Lowest Quarterly Return	Q1 2025	(2.63%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	Since Inception	Inception Date
Lincoln Opportunistic Hedged Equity Fund – Standard Class	10.16%	12.96%	12/13/2023
Lincoln Opportunistic Hedged Equity Fund – Service Class	9.77%	12.57%	12/13/2023
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	21.07%
Lincoln Opportunistic Hedged Equity Composite (reflects no deductions for fees, expenses or taxes)	12.49%	14.80%
6Lincoln Opportunistic Hedged Equity Fund

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

Milliman Portfolio Managers	Company Title	Experience with Fund
Robert T. Cummings	Senior Director and Head of Portfolio Management	Since December 2023
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since December 2023
Ruby Shi	Portfolio Manager	Since December 2023
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
Lincoln Opportunistic Hedged Equity Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund’s investment objective is to seek long-term growth of capital. This investment objective is non-fundamental and may be changed without shareholder approval.
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the returns of the S&P 500 Price Return Index (the “Index”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in investments that provide exposure to the Index and in an underlying fund which tracks the Index. The Fund invests approximately half of its assets in in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s Adviser, and approximately half of its assets in exchange-traded index options. The Index is a price return index, which captures only the capital appreciation component of the issuers in the Index and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of September 1, 2023, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector. The Fund is not designed to track the performance of the Index.
The Fund’s hedging strategy, sub-advised by Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), seeks to provide limited downside protection against Index decreases while retaining the potential for limited gains if the Index appreciates. Opportunistically, the Sub-Adviser will rebalance the options portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on the performance of the Index relative to the Fund’s options holdings. There is no guarantee the Fund will be successful in implementing this strategy. Shareholders will experience investment results that are very different than if the Fund held its options until expiration.
An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). The Fund intends to implement its hedging strategy by using options, including Flexible Exchange® Options (“FLEX Options”) as well as standardized exchange-traded index options, with approximately one-year expiration dates at initiation. The Sub-Adviser seeks to select the strike price for each option contract such that if the options were exercised on the expiration date, the Fund’s net asset value (“NAV”) would be provided with limited downside protection and limited gain potential on the price return of the Index. The Fund’s NAV will depend largely on the value of the options, which is based principally upon the value of the Index and the time remaining until the expiration date of the options. As the value of the Index changes and the expiration date of the options (the final day of the term of the options) approaches, the value of the options, and therefore the Fund’s NAV, will change. At the expiration or rebalance of the options portfolio, the Sub-Adviser will purchase a new portfolio of options that seeks to provide limited downside protection against Index decreases while retaining some potential for gains if the Index appreciates. The amount of potential gain will depend on market conditions at the time of purchase, such as interest rates and expected volatility. The gain potential and limited downside protection are prior to taking into account expenses incurred by the Fund, such as advisory fees, transaction fees, and any extraordinary expenses. As with all funds, the Fund’s expenses will reduce the potential for gains and limited downside protection. There is no guarantee that the Sub-Adviser will be successful in its attempt to provide limited downside protection or gains.
The Fund does not seek to achieve the full one-year investment outcomes of the options portfolio and will not seek to provide a set level of investment outcomes over a stated time period. Unlike funds that utilize a defined outcome investment strategy, the Fund does not seek to provide shareholders with downside protection or upside potential over any specified time period.
Options Portfolio. The Fund will invest in options that reference the Index with rotating expiration dates of approximately one year. As described above, the Fund does not seek to achieve the full, one-year investment outcomes of the options, as the Sub-Adviser intends to opportunistically rebalance the options portfolio prior to the expiration date of the options.
The combination of options contracts within the Options Portfolio will generally consist of the following:
1.
purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure.
2.
purchased one-year at-the-money puts that provide limited downside protection.
3.
sold one-year puts with a strike price 10% “out-of-the money” to help establish the limited downside protection and fund the purchase of calls and puts.
4.
sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
8

The Sub-Adviser seeks to select the strike price and expiration date for each option contract so that the Fund is provided with limited downside protection and some potential for gains on the price performance of the Index’s share price over the term of the options contract, as follows:
•
In the event that the Index decreases in value by less than 10% over the term of the Options Portfolio, without any rebalancing, the Options Portfolio seeks to provide an investment return of approximately 0%.
•
In the event that the Index decreases in value by more than 10% over the term of the Options Portfolio, without any rebalancing, the Options Portfolio seeks to provide investment return that is approximately 10% higher than the return experienced by the Index.
•
In the event that the Index increases in value over the term of the Options Portfolio, without any rebalancing, the Options Portfolio seeks to provide investment returns that match the price performance of the Index, up to a maximum percentage return the Fund can achieve for the term of the Options Portfolio, which depends on prevailing market conditions at the time the Fund purchases the options.
The Fund’s NAV is dependent on the value of the options, which is based principally upon the price of the Index and the time remaining until the expiration date of the options. As the price of the Index changes and time moves towards the expiration date of the options, the value of the options, and therefore the Fund’s NAV, will change. The Sub-Adviser anticipates the Fund’s NAV will move in the same direction as the price movements of the Index. However, there is no guarantee that the Fund’s NAV will move in the same direction as the price movements of the Index and it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns experienced by the Index. A component of an option’s value is the number of days remaining until its expiration date. The amount of time remaining until the option contract’s expiration date affects the impact of the limited downside protection on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Index will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by the Index until the expiration date of the options contracts.
Because the Fund’s investment strategy is not designed to hold the Options Portfolio to its expiration date, shareholders will experience investment results that are very different than if the Fund held the Options Portfolio for its contract term. Shareholders may realize losses on price decreases of the Index of less than the limited downside protection and may lose their entire investment. These potential losses are possible even if a shareholder remained in the Fund for a one-year period after an Options Portfolio was established, as it is likely that the Options Portfolio will rebalance during that time.
The Options Portfolio is designed to provide limited downside protection against Index losses and provide for limited gain potential based upon the price of the Index at the time the option contracts are initiated by the Fund. The Sub-Adviser will seek to realize gains experienced by the Fund (which are limited to the maximum gain potential) due to price movements of the Index or realize the limited downside protection used by the Fund due to price movements of the Index by rebalancing the Fund’s Options Portfolio and the Fund’s upside potential and limited downside protection. However, the degree to which a shareholder may benefit from the Options Portfolio’s Index upside potential and limited downside protection against Index losses will depend on the time at which the investor purchases Shares of the Fund. At any given time after Sub-Adviser rebalances the Options Portfolio there may be limited upside potential or limited downside protection remaining due to the price performance of the Index (and therefore, the value of the options). If the price of the Index is near or has exceeded the strike prices of the Fund’s Options Portfolio, such investor may have little to no upside potential until if and when the Sub-Adviser determines to rebalance the Fund’s Options Portfolio, and would still remain vulnerable to significant downside risk before the sought-after, limited downside protection began. Similarly, if the Index has decreased in price significantly to equal or exceed the Fund’s anticipated limited downside protection, the shareholder would also remain vulnerable to significant downside risk and would receive no benefit from this protection. If a shareholder purchases Shares after the limited downside protection has been used and prior to the Fund rebalancing its Options Portfolio, a shareholder may lose their entire investment.
Rebalancing Strategy. The Fund’s rebalancing strategy seeks to help the Fund offset the timing risks inherent in owning an options package for one year. The successful implementation of the rebalancing strategy is not guaranteed. The Fund’s options strategy seeks to provide some amount of exposure to the price performance of the Index while providing limited downside protection for Index decreases. The value of the Fund's options is derived from, in part, the value of the Index. Without rebalancing, if the Index level increases in value to a point at or near the strike price of the sold options, the Fund would have little or no potential for gains for the remainder of the options contract term, and if the Index’s level decreases in value by more than the limited downside protection amount for the Fund’s options, the Fund may have no remaining potential for limited downside protection. By rebalancing, the Fund will renew its potential to increase in a market environment where the value of the Index is steadily increasing and its potential to benefit from limited downside protection in a market environment where the Index is steadily decreasing. To rebalance its options holdings, the Fund may, at the end of each month, sell the then-current options and immediately enter into new options contracts with a term of approximately one year. The Sub-Adviser will determine whether to rebalance the options portfolio based on various factors, including, but not limited to, the price movements of the Index, the changes in the Fund’s NAV, market volatility, and the time remaining until the expiration of the options contracts. To the extent the Fund's NAV increases (generally by at least 2%) or decreases (generally by at least 1%) from the Fund's NAV at the commencement of the term of the existing Options Portfolio, the Sub-Adviser will seek to realize any gains experienced by the Fund or limited downside protection used by the Fund by resetting the Fund's Options
9

Portfolio and, in doing so, reset the Fund's upside potential and limited downside protection. The Fund’s rebalancing investment strategy may cause the Fund to have a higher portfolio turnover rate than funds that do not actively rebalance. The Fund’s rebalancing strategy may not be successful in providing either limited downside protection or gain participation. Investors will not be notified of rebalancing in the Options Portfolio.
The Sub-Adviser may also purchase and sell options that have the same or similar strike prices and expiration dates over the course of the month as the then-current Options Portfolio as necessary to manage any purchases or redemptions.
The following chart contains a hypothetical illustration of the Fund’s rebalancing mechanism. The chart is provided for illustrative purposes only. There is no guarantee that the Fund will be successful in its attempt to rebalance the Fund’s Options Portfolio. The chart is not intended to predict or project the performance or operationality of the Fund.

General Information About FLEX Options. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk.
The Fund’s FLEX Options reference the Index and are cash-settled. Cash-settled options give the Fund the right to receive the cash value of the Index’s share price (for purchased call options), the right to deliver the cash value of the Index’s share price (for purchased put options), the obligation to deliver the cash value of the Index’s share price (for sold call options) and the obligation to receive the cash value of the Index’s share price (for sold put options). The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
To the extent the Index is considered to be concentrated (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate to approximately the same extent. As of May 1, 2026, through its investment in the Underlying Fund and Options Portfolio, the Fund has significant exposure to the information technology sector.
The Underlying Fund. The Fund invests approximately half of its net assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”) and approximately half of its assets in exchange-traded index options. The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index, although the Underlying Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion as of March 31, 2026. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index
10

that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares. As of September 1, 2023, a significant portion of the Underlying Fund’s investment exposure was comprised of companies in the information technology sector.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
*
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor’s and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of invests at least 80% of its net assets (including borrowings for investment purposes) in investments that provide exposure to the Index and in an underlying fund which tracks the Index only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the options. The following risks reflect the Fund's principal risks, which include the principal risks of the options and the Underlying Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Limited Downside Protection Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Index losses if the value of the Index decreases. A shareholder may lose their entire investment. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment. The Fund will decrease in value if the options portfolio is not reset and the reference asset of the Fund's options decreases in value beyond the threshold for downside protection created by the Fund's then-current options portfolio.
Capped Upside Return Risk. The Fund’s options strategy seeks to provide returns that are subject to a limited gain potential for the Options Portfolio. If rebalanced, a new limited gain potential is established for the Options Portfolio and is dependent on prevailing market conditions. In the event that the Index has gains in excess of the limited gain potential, the Fund will not participate in those gains. The limited gain potential may change if the Options Portfolio is rebalanced. The Fund is exposed to operational risk arising from human error in the calculation of the maximum gain potential. The Fund seeks to reduce this risk through controls and procedures; however, these measures may be inadequate to address such risk.
Options Risk. The Fund may experience substantial downside from specific option positions and certain option positions may expire worthless. In addition, the options are subject to the following risks:
Valuation Risk. The value of the options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the options expire. The value of the options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). Also, during periods of reduced market liquidity or in the absence of readily available market quotations, or when
11

there is reduced availability of reliable objective pricing data for the options, the ability of the Fund to value the options becomes more difficult. In these situations, the judgment of the Fund’s investment adviser may play a greater role in the valuation of such holdings. Consequently, while these determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Liquidity Risk. In the event that trading in options is limited or absent, the value of the Fund’s options may decrease. There is no guarantee that a liquid secondary trading market will exist for the options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts.
Correlation Risk. The options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the options expire, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
12

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
13

•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Tracking Error Risk. The Underlying Fund attempts to track the performance of the Index. The performance of the Underlying Fund may deviate substantially from the Index it tracks. Various factors may affect the Underlying Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Underlying Fund employs a sampling technique to construct the Underlying Fund’s portfolio, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index. In addition, the Underlying Fund may not be fully invested at times, either as a result of cash flows into or out of the Underlying Fund or reserves of cash held by the Underlying Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Underlying Fund may vary from time to time. In addition, the Underlying Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
14

Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. In addition to investing directly in the Options Portfolio, the Fund operates as a “fund of fund.” In this structure, the Fund invests in another mutual fund, which, in turn, invests directly in portfolio securities. The expenses associated with investing in a fund of fund are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
15

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.55% of the Fund's average net assets).
Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Robert T. Cummings, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund.

Robert T. Cummings is Principal and Director of Global Trading at Milliman. Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 25 years of experience as a trader and portfolio manager with a primary focus on options.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
16

To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
17

Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
18

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	Lincoln Opportunistic Hedged Equity Fund Standard Class
	Year Ended		12/13/23[1] to
	12/31/25	12/31/24	12/31/23
Net asset value, beginning of period	$ 10.638	$ 10.084	$ 10.000
Income from investment operations:
Net investment income[2]	0.009	0.030	0.001
Net realized and unrealized gain	1.073	1.529	0.091
Total from investment operations	1.082	1.559	0.092
Less dividends and distributions from:
Net investment income	—	(0.030)	(0.008)
Net realized gain	(0.857)	(0.975)	—
Total dividends and distributions	(0.857)	(1.005)	(0.008)
Net asset value, end of period	$ 10.863	$ 10.638	$ 10.084
Total return[3]	10.16%	15.51%	0.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$277	$147	$10
Ratio of expenses to average net assets[4]	0.59%	0.59%	0.59%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[4]	1.54%	2.71%	19.30%
Ratio of net investment income (loss) to average net assets	0.08%	0.27%	(0.17%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.87%)	(1.85%)	(18.88%)
Portfolio turnover	58%	103%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
19

	Lincoln Opportunistic Hedged Equity Fund Service Class
	Year Ended		12/13/23[1] to
	12/31/25	12/31/24	12/31/23
Net asset value, beginning of period	$ 10.626	$ 10.084	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.029)	(0.009)	(0.003)
Net realized and unrealized gain	1.069	1.527	0.093
Total from investment operations	1.040	1.518	0.090
Less dividends and distributions from:
Net investment income	—	(0.001)	(0.006)
Net realized gain	(0.857)	(0.975)	—
Total dividends and distributions	(0.857)	(0.976)	(0.006)
Net asset value, end of period	$ 10.809	$ 10.626	$ 10.084
Total return[3]	9.77%	15.11%	0.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,506	$5,959	$2,769
Ratio of expenses to average net assets[4]	0.94%	0.94%	0.94%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[4]	1.89%	3.06%	19.65%
Ratio of net investment loss to average net assets	(0.27%)	(0.08%)	(0.52%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.22%)	(2.20%)	(19.23%)
Portfolio turnover	58%	103%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
20

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
21

Lincoln Variable Insurance Products Trust
LVIP American Balanced Allocation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Balanced Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Balanced Allocation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP American Balanced Allocation Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.30%	0.30%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.61%	0.96%
Less Fee Waiver[2]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.57%	0.92%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.04% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$58	$191	$336	$758
Service Class	$94	$302	$527	$1,174
LVIP American Balanced Allocation Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds are series of the American Funds® family of funds. The Fund, under normal circumstances, invests approximately 60% of its assets in Underlying Funds that invest primarily in equity securities (stocks) and approximately 40% of its assets in Underlying Funds that invest primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets in domestic and foreign equity securities (stocks), including those with growth and value characteristics. Foreign equity securities may include companies in emerging markets. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
The Fund allocates a smaller percentage of assets to Underlying Funds that invest primarily in small- and medium-cap companies and domestic fixed income securities, including mortgage-backed securities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). Domestic fixed income securities also include high yield securities (otherwise known as “junk” bonds) and securities backed by the U.S. Treasury. In addition, Underlying Funds may hold foreign fixed income securities. Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described below and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
2LVIP American Balanced Allocation Fund

•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often
LVIP American Balanced Allocation Fund3

considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

4LVIP American Balanced Allocation Fund

Highest Quarterly Return	Q2 2020	13.10%
Lowest Quarterly Return	Q2 2022	(10.84%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP American Balanced Allocation Fund – Standard Class	15.47%	6.62%	8.23%
LVIP American Balanced Allocation Fund – Service Class	15.07%	6.24%	7.86%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Balanced Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	15.60%	6.77%	8.00%
1
The Balanced Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 45% Bloomberg U.S. Aggregate Bond Index, 36% S&P 500® Index, and 19% MSCI EAFE® NR Index. The Balanced Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP American Balanced Allocation Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds are series of the American Funds® family of funds. The Fund, under normal circumstances, invests approximately 60% of its assets in Underlying Funds that invest primarily in equity securities (stocks) and approximately 40% of its assets in Underlying Funds that invest primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets in domestic and foreign equity securities (stocks), including those with growth and value characteristics. The foreign equity securities may include companies in emerging markets. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Growth Stocks: Growth stocks are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets, and securities that are rated Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation or are unrated but determined to be of equivalent quality by the Underlying Fund's investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The countries included in this definition will change over time.
The Fund allocates a smaller percentage of assets to Underlying Funds that invest primarily in small- and medium-cap companies and domestic fixed income securities, including mortgage-backed securities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating.
The domestic fixed income securities also include high yield securities (otherwise known as “junk” bonds) and securities backed by the U.S. Treasury. In addition, Underlying Funds may hold foreign fixed income securities. Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, so that principal and interest adjust to reflect changes in the index.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
6

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
7

•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
8

Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
9

Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial
10

governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
11

Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.21% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Manager	Jay Shearon, Alex Zeng and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets. Capital Research and Management CompanySM, the adviser of the American Funds Insurance Series and American Funds retail funds, does not act as sub-adviser to the Fund or as a consultant to LFI. Capital Research and Management CompanySM is not affiliated with LFI or the Fund.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
12

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
13

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP American Balanced Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.423	$ 10.556	$ 12.115	$ 15.250	$ 14.451
Income (loss) from investment operations:
Net investment income[1]	0.318	0.272	0.302	0.264	0.234
Net realized and unrealized gain (loss)	1.441	0.901	1.151	(2.517)	1.294
Total from investment operations	1.759	1.173	1.453	(2.253)	1.528
Less dividends and distributions from:
Net investment income	(0.292)	(0.288)	(0.268)	(0.262)	(0.373)
Net realized gain	(0.443)	(0.018)	(2.711)	(0.620)	(0.356)
Return of capital	—	—	(0.033)	—	—
Total dividends and distributions	(0.735)	(0.306)	(3.012)	(0.882)	(0.729)
Net asset value, end of period	$ 12.447	$ 11.423	$ 10.556	$ 12.115	$ 15.250
Total return[2]	15.47%	11.12%	13.68%	(14.63%)	10.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,135	$50,558	$47,366	$46,216	$56,474
Ratio of expenses to average net assets[3]	0.27%	0.27%	0.27%	0.27%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	2.61%	2.42%	2.53%	1.98%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.57%	2.38%	2.49%	1.94%	1.49%
Portfolio turnover	17%	20%	18%	81%	16%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

	LVIP American Balanced Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.398	$ 10.533	$ 12.103	$ 15.232	$ 14.436
Income (loss) from investment operations:
Net investment income[1]	0.274	0.232	0.259	0.217	0.180
Net realized and unrealized gain (loss)	1.435	0.898	1.147	(2.512)	1.292
Total from investment operations	1.709	1.130	1.406	(2.295)	1.472
Less dividends and distributions from:
Net investment income	(0.248)	(0.247)	(0.232)	(0.214)	(0.320)
Net realized gain	(0.443)	(0.018)	(2.711)	(0.620)	(0.356)
Return of capital	—	—	(0.033)	—	—
Total dividends and distributions	(0.691)	(0.265)	(2.976)	(0.834)	(0.676)
Net asset value, end of period	$ 12.416	$ 11.398	$ 10.533	$ 12.103	$ 15.232
Total return[2]	15.07%	10.74%	13.27%	(14.92%)	10.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$786,443	$766,419	$773,090	$756,462	$977,768
Ratio of expenses to average net assets[3]	0.62%	0.62%	0.62%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	2.26%	2.07%	2.18%	1.63%	1.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.22%	2.03%	2.14%	1.59%	1.14%
Portfolio turnover	17%	20%	18%	81%	16%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP American Century Select Mid Cap Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Century Select Mid Cap Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.84%	1.19%
Less Fee Waiver[1]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.81%	1.16%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$83	$265	$463	$1,034
Service Class	$118	$375	$651	$1,441
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
LVIP American Century Select Mid Cap Managed Volatility Fund1

Principal Investment Strategies
The Fund pursues its investment objective by investing in a portfolio of investments that provide exposure to securities of mid capitalization issuers. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. American Century Investment Management, Inc. (“American Century”) serves as sub-adviser to the Fund. American Century is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to each investment strategy. The Adviser allocates 80% of the portion of the Fund’s assets not subject to the overlay to the Mid Cap Value Strategy and 20% of the portion of the Fund’s assets not subject to the overlay to the Capital Appreciation Strategy. Such allocations are subject to change at the discretion of the Adviser.
Mid Cap Value Strategy. The Fund, under normal circumstances, will invest at least 80% of the Fund’s assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index*, excluding the largest 100 such companies. The portfolio managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index*. Though market capitalization may change from time to time, as of March 31, 2026, the capitalization range of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index, were approximately $85 million to $100 billion and $1 billion to $120 billion, respectively.
In selecting stocks for the Fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. The Fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
Capital Appreciation Strategy. The portfolio managers look for stocks of medium-sized companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that durable franchises in a growing industry can sustain above average earnings growth.
The Fund’s portfolio, under normal market conditions, will primarily consist of securities of companies with attractive returns on invested capital that are demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
The Fund will usually purchase common stocks of companies that are medium-sized at the time of purchase, but it will purchase securities of smaller- and larger-sized companies as well.
Also, although the portfolio managers intend to invest the Fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
*
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 3000® and Russell Midcap® are trademarks of Russell Investment Group.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility,
2LVIP American Century Select Mid Cap Managed Volatility Fund

the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The
LVIP American Century Select Mid Cap Managed Volatility Fund3

Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Effective May 1, 2019, the Fund changed its investment strategy from a fund of funds to a sub-advised fund. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	17.48%
Lowest Quarterly Return	Q1 2020	(20.00%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP American Century Select Mid Cap Managed Volatility Fund – Standard Class	4.87%	7.61%	8.81%
LVIP American Century Select Mid Cap Managed Volatility Fund – Service Class	4.50%	7.23%	8.43%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
4LVIP American Century Select Mid Cap Managed Volatility Fund

Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: American Century Investment Management, Inc. (“American Century”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers
The individuals responsible for the Fund’s day-to-day management are:

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

American Century Portfolio Managers	Company Title	Experience with Fund
Kevin Toney, CFA	CIO – Global Value Equity, Senior Vice President and Senior Portfolio Manager	Since May 2019
Brian Woglom, CFA	Vice President and Senior Portfolio Manager	Since May 2019
Nathan Rawlins, CFA	Portfolio Manager and Senior Investment Analyst	Since February 2022
Nalin Yogasundram	Vice President and Senior Portfolio Manager	Since May 2019
Rahul Jadhav, CFA	Portfolio Manager and Senior Investment Analyst	Since May 2025

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP American Century Select Mid Cap Managed Volatility Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval. The Fund pursues its investment objective by investing in a portfolio of investments that provide exposure to securities of mid capitalization issuers. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment Adviser. American Century Investment Management, Inc. (“American Century”) serves as sub-adviser to the Fund. American Century is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to each investment strategy. The Adviser allocates 80% of the portion of the Fund’s assets not subject to the overlay to the Mid Cap Value Strategy and 20% of the portion of the Fund’s assets not subject to the overlay to the Capital Appreciation Strategy. Such allocations are subject to change at the discretion of the Adviser.
Mid Cap Value Strategy. Under normal market conditions, the portfolio managers will invest at least 80% of the Fund’s net assets in equity securities of medium size companies. Equity securities include, but are not limited to, common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index*, excluding the largest 100 such companies. The portfolio managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index*. Though market capitalization may change from time to time, as of March 31, 2026, the capitalization range of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index, were approximately $85 million to $100 billion and $1 billion to $120 billion, respectively.
The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The portfolio managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to or is higher than a level the portfolio managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not.
Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies’ value as determined by the portfolio managers. The portfolio managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.
The portfolio managers may sell stocks from the Fund’s portfolio if they believe:
•
a stock no longer meets their valuation criteria;
•
a stock’s risk parameters outweigh its return opportunity;
•
more attractive alternatives are identified; or
•
specific events alter a stock’s prospects.
When the portfolio managers believe it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.
Capital Appreciation Strategy. The portfolio managers look for stocks of medium-sized companies they believe will increase in value over time, using an investment strategy developed by the American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that durable franchises in a growing industry can sustain above average earnings growth. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies with attractive returns on invested capital that are demonstrating business improvement.
Using a variety of analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers’ principal analytical technique involves the identification of companies with attractive returns on invested capital that are demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
6

The Fund will usually purchase common stocks of companies that are medium-sized at the time of purchase, but it will purchase securities of smaller- and larger-sized companies as well. When determining the size of a company, the portfolio managers may consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.
Although the portfolio managers intend to invest the Fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
*
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 3000® and Russell Midcap® are trademarks of Russell Investment Group.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in mid capitalization companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
7

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
8

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit
9

the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Advisers: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
10

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-advisers, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.72% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-advisers.

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31,
2025, American Century managed $305.9 billion in assets.

American Century Portfolio Managers
Kevin Toney, CFA, Brian Woglom, CFA, and Nathan Rawlins, CFA are responsible for the day-to-day management of the Fund's assets allocated to the Mid Cap Strategy. Nalin Yogasundram and Rahul
Jadhave, CFA, are is responsible for the day-to-day management of the Fund's assets allocated to the
Capital Appreciation Strategy.

Kevin Toney, CFA, Chief Investment Officer - Global Value Equity, Senior Vice President and Senior
Portfolio Manager, has been a member of the team that manages the fund since 2003. He joined American
Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the University of Virginia and an MBA from The Wharton School at the University of
Pennsylvania. He is a CFA charterholder.

Brian Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2005. He became a senior investment analyst in 2008 and a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an
MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.

Nathan Rawlins, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since joining American Century in 2015 as an investment analyst. He became a senior investment analyst in 2020 and a portfolio manager in 2022. He has a bachelor’s degree from the
University of Kansas and an MBA from the Kelley School of Business, Indiana University. He is a CFA
charterholder.

Nalin Yogasundram, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century in 2013 as an investment analyst and became a portfolio manager in 2016. Prior to joining American Century, he was an equity analyst for T. Rowe Price.
Mr. Yogasundram has a bachelor’s degree from the University of Arkansas, a master’s degree from
Southern Methodist University, and an MBA from The Wharton School of the University of Pennsylvania.

11

Rahul Jadhav, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the Fund since joining American Century Investments in 2021. Prior to joining American
Century, Mr. Jadhav was a senior equity research analyst with Voya Investment Management for twelve years. Mr. Jadhav holds a bachelor’s degree in electrical engineering from the Indian Institute of
Technology in Mumbai, India, a post-graduate diploma in management from the Indian Institute of
Management in Kolkata, India, and a master’s degree in business administration from the Columbia
Business School. Mr. Jadhav is a CFA® charterholder and a member of the CFA Institute.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
12

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
13

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.775	$ 13.173	$ 13.156	$ 15.994	$ 13.667
Income (loss) from investment operations:
Net investment income[1]	0.189	0.209	0.211	0.186	0.144
Net realized and unrealized gain (loss)	0.484	1.354	0.972	(1.457)	2.755
Total from investment operations	0.673	1.563	1.183	(1.271)	2.899
Less dividends and distributions from:
Net investment income	(0.160)	(0.291)	(0.213)	(0.289)	(0.206)
Net realized gain	(1.121)	(0.670)	(0.953)	(1.278)	(0.366)
Total dividends and distributions	(1.281)	(0.961)	(1.166)	(1.567)	(0.572)
Net asset value, end of period	$ 13.167	$ 13.775	$ 13.173	$ 13.156	$ 15.994
Total return[2]	4.87%	11.93%	9.50%	(7.40%)	21.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26	$24	$22	$20	$21
Ratio of expenses to average net assets	0.81%	0.81%	0.83%	0.83%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.83%	0.84%	0.84%	0.83%
Ratio of net investment income to average net assets	1.37%	1.49%	1.74%	1.29%	0.92%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	1.34%	1.47%	1.73%	1.28%	0.91%
Portfolio turnover	69%	58%	55%	71%	51%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

15

	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.744	$ 13.143	$ 13.134	$ 15.970	$ 13.649
Income (loss) from investment operations:
Net investment income[1]	0.139	0.158	0.164	0.134	0.087
Net realized and unrealized gain (loss)	0.481	1.352	0.966	(1.452)	2.750
Total from investment operations	0.620	1.510	1.130	(1.318)	2.837
Less dividends and distributions from:
Net investment income	(0.111)	(0.239)	(0.168)	(0.240)	(0.150)
Net realized gain	(1.121)	(0.670)	(0.953)	(1.278)	(0.366)
Total dividends and distributions	(1.232)	(0.909)	(1.121)	(1.518)	(0.516)
Net asset value, end of period	$ 13.132	$ 13.744	$ 13.143	$ 13.134	$ 15.970
Total return[2]	4.50%	11.54%	9.13%	(7.73%)	20.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$458,491	$498,818	$517,394	$490,594	$593,950
Ratio of expenses to average net assets	1.16%	1.16%	1.18%	1.18%	1.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.19%	1.18%	1.19%	1.19%	1.18%
Ratio of net investment income to average net assets	1.02%	1.14%	1.39%	0.94%	0.57%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	0.99%	1.12%	1.38%	0.93%	0.56%
Portfolio turnover	69%	58%	55%	71%	51%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP American Global Balanced Allocation Managed Risk Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Global Balanced Allocation Managed Risk Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.28%	0.28%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.59%	0.94%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$60	$189	$329	$738
Service Class	$96	$300	$520	$1,155
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
LVIP American Global Balanced Allocation Managed Risk Fund1

Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds are series of the American Funds® family of funds. The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 50% of the assets in Underlying Funds are invested primarily in equity securities (stocks) and approximately 50% of the assets in Underlying Funds are invested primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. The Fund allocates assets to Underlying Funds that invest primarily in domestic and foreign equity securities, including securities of small- and medium-capitalization companies and those with growth and value characteristics. The Adviser defines small-capitalization and medium-capitalization companies as those with a market capitalization of between $500 million and $30 billion. The foreign equity securities held by the Underlying Funds may include companies in emerging markets. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
The Fund also allocates assets to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). Domestic fixed income securities also include high yield securities (otherwise known as “junk” bonds) and securities backed by the U.S. Treasury. In addition, Underlying Funds may hold foreign fixed income securities. Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures or options contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon
2LVIP American Global Balanced Allocation Managed Risk Fund

Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP American Global Balanced Allocation Managed Risk Fund3

•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit.
4LVIP American Global Balanced Allocation Managed Risk Fund

The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	9.10%
Lowest Quarterly Return	Q2 2022	(9.26%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP American Global Balanced Allocation Managed Risk Fund – Standard Class	12.84%	5.06%	6.43%
LVIP American Global Balanced Allocation Managed Risk Fund – Service Class	12.43%	4.70%	6.06%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Balanced Blended Composite[1] (reflects no deductions for fees, expenses or taxes)	13.83%	5.32%	7.22%
1
The Balanced Blended Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 50% Bloomberg U.S. Aggregate Bond Index,
LVIP American Global Balanced Allocation Managed Risk Fund5

25% Russell 1000® Index, 13% MSCI EAFE® NR Index, 7% Russell Midcap® Index, 3% Russell 2000® Index, and 2% MSCI Emerging Markets NR Index. The Balanced Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.The performance of the Balanced Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

Milliman Portfolio Managers	Company Title	Experience with Fund
Jeff Greco, FRM	Senior Director – Head of Strategy Research	Since May 2016
Adam Schenck, CFA	Managing Director, Head of Fund Services	Since May 2016
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since April 2021
Ruby Shi	Portfolio Manager	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP American Global Balanced Allocation Managed Risk Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds are series of the American Funds® family of funds. The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 50% of the assets in Underlying Funds are invested primarily in equity securities (stocks) and approximately 50% of the assets in Underlying Funds are invested primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. The Fund allocates to Underlying Funds that invest primarily in domestic and foreign equity securities, including securities of small- and medium-capitalization companies and those with growth and value characteristics. The Adviser defines small-capitalization and medium-capitalization companies as those with a market capitalization of between $500 million and $30 billion. The foreign equity securities held by the Underlying Funds may include companies in emerging markets. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
The Fund also allocates to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating.
The domestic fixed income securities also include high yield securities (otherwise known as “junk” bonds) and securities backed by the U.S. Treasury. In addition, Underlying Funds may hold foreign fixed income securities. Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, so that principal and interest adjust to reflect changes in the index.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
Growth Stocks: Growth stocks are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets and securities that are rated Baa by Moody's Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by the Underlying Funds’ investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
7

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. Emerging market stocks are issued by companies from an emerging country that may have an unstable government, an economy based on only a few industries and/or securities markets that may have limited liquidity.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s the risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s assets will be used for the strategy. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the risk management strategy, Milliman will determine the specific amount of the Fund’s assets to be used on a daily basis. Milliman will be responsible for the day-to-day trading of assets within the risk management strategy as well as the maintenance of the model used in managing the strategy. The Adviser will remain responsible for the oversight of Milliman’s activities, including the approval of any significant changes to the model. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Milliman also adjusts futures positions to realign individual hedges when the Adviser rebalances the portfolio’s asset allocation among Underlying Funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman may purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio. Interest rate futures may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
8

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
9

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
10

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will
11

default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
12

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded and/or interest rate futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the risk management strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retraces such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the risk management model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a risk management strategy. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart
13

from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.25% of the Fund's average net assets).
LFI Portfolio Managers	Jay Shearon, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

14

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Jeff Greco, Adam Schenck, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund's risk management overlay.

Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with
Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program.
Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, joined Milliman in 2005 and is Managing Director, Director of Portfolio Management.
Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA)
Charterholder.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets. Capital Research and Management CompanySM, the adviser of the American Funds Insurance Series and American Funds retail funds, does not act as sub-adviser to the Fund or as a consultant to LFI. Capital Research and Management CompanySM is not affiliated with LFI or the Fund.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
15

Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly
16

discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial
17

intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
18

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.575	$ 9.929	$ 10.210	$ 13.150	$ 12.362
Income (loss) from investment operations:
Net investment income[1]	0.311	0.283	0.275	0.240	0.183
Net realized and unrealized gain (loss)	1.040	0.696	0.850	(2.289)	0.973
Total from investment operations	1.351	0.979	1.125	(2.049)	1.156
Less dividends and distributions from:
Net investment income	(0.313)	(0.299)	(0.275)	(0.248)	(0.368)
Net realized gain	(0.396)	(0.034)	(1.125)	(0.643)	—
Return of capital	—	—	(0.006)	—	—
Total dividends and distributions	(0.709)	(0.333)	(1.406)	(0.891)	(0.368)
Net asset value, end of period	$ 11.217	$ 10.575	$ 9.929	$ 10.210	$ 13.150
Total return[2]	12.84%	9.86%	11.80%	(15.53%)	9.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,699	$8,326	$6,972	$5,759	$3,623
Ratio of expenses to average net assets[3]	0.31%	0.31%	0.31%	0.31%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	2.79%	2.70%	2.66%	2.10%	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.79%	2.70%	2.66%	2.10%	1.39%
Portfolio turnover	15%	18%	19%	88%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
19

	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.571	$ 9.923	$ 10.208	$ 13.143	$ 12.355
Income (loss) from investment operations:
Net investment income[1]	0.269	0.246	0.239	0.202	0.136
Net realized and unrealized gain (loss)	1.039	0.695	0.846	(2.287)	0.972
Total from investment operations	1.308	0.941	1.085	(2.085)	1.108
Less dividends and distributions from:
Net investment income	(0.272)	(0.259)	(0.239)	(0.207)	(0.320)
Net realized gain	(0.396)	(0.034)	(1.125)	(0.643)	—
Return of capital	—	—	(0.006)	—	—
Total dividends and distributions	(0.668)	(0.293)	(1.370)	(0.850)	(0.320)
Net asset value, end of period	$ 11.211	$ 10.571	$ 9.923	$ 10.208	$ 13.143
Total return[2]	12.43%	9.49%	11.41%	(15.82%)	8.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,085,034	$1,154,260	$1,242,380	$1,274,854	$1,701,925
Ratio of expenses to average net assets[3]	0.66%	0.66%	0.66%	0.66%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	2.44%	2.35%	2.31%	1.75%	1.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.44%	2.35%	2.31%	1.75%	1.04%
Portfolio turnover	15%	18%	19%	88%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
20

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
21

Lincoln Variable Insurance Products Trust
LVIP American Global Growth Allocation Managed Risk Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Global Growth Allocation Managed Risk Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Global Growth Allocation Managed Risk Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)	0.31%	0.31%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.61%	0.96%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$62	$195	$340	$762
Service Class	$98	$306	$531	$1,178
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
LVIP American Global Growth Allocation Managed Risk Fund1

Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds (“Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds are series of the American Funds® family of funds. The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 70% of the assets in Underlying Funds are invested primarily in equity securities (stocks) and approximately 30% of the assets in Underlying Funds are invested primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. The Fund's largest allocation is to Underlying Funds that invest primarily in domestic and foreign equity securities, including securities of small- and medium-capitalization companies and those with growth and value characteristics. The Adviser defines small-capitalization and medium-capitalization companies as those with a market capitalization of between $500 million and $30 billion. The foreign equity securities held by the Underlying Funds may include companies in emerging markets. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
A smaller allocation is made to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). Domestic fixed income securities also include high yield securities (otherwise known as “junk” bonds) and securities backed by the U.S. Treasury. In addition, Underlying Funds may hold foreign fixed income securities. Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures or options contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon
2LVIP American Global Growth Allocation Managed Risk Fund

Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed
LVIP American Global Growth Allocation Managed Risk Fund3

bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or
4LVIP American Global Growth Allocation Managed Risk Fund

other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	10.18%
Lowest Quarterly Return	Q2 2022	(9.95%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP American Global Growth Allocation Managed Risk Fund – Standard Class	14.91%	6.00%	7.27%
LVIP American Global Growth Allocation Managed Risk Fund – Service Class	14.51%	5.63%	6.90%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Growth Blended Composite[1] (reflects no deductions for fees, expenses or taxes)	16.88%	7.38%	8.99%
1
The Growth Blended Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 32% Russell 1000® Index, 30% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE® NR Index, 9% Russell Midcap® Index, 5% Russell 2000® Index, and 4% MSCI Emerging Markets NR Index. The Growth Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the Growth Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
LVIP American Global Growth Allocation Managed Risk Fund5

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

Milliman Portfolio Managers	Company Title	Experience with Fund
Jeff Greco, FRM	Senior Director – Head of Strategy Research	Since May 2016
Adam Schenck, CFA	Managing Director, Head of Fund Services	Since May 2016
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since April 2021
Ruby Shi	Portfolio Manager	Since August 2019
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP American Global Growth Allocation Managed Risk Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds (“Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds are series of the American Funds® family of funds. The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 70% of the assets in Underlying Funds are invested primarily in equity securities (stocks) and approximately 30% of the assets in Underlying Funds are invested primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. The Fund's largest allocation is to Underlying Funds that invest primarily in domestic and foreign equity securities, including securities of small- and medium-capitalization companies and those with growth and value characteristics. The Adviser defines small-capitalization and medium-capitalization companies as those with a market capitalization of between $500 million and $30 billion. The foreign equity securities held by the Underlying Funds may include companies in emerging markets. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
A smaller allocation is made to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating.
The domestic fixed income securities also include high yield securities (otherwise known as “junk” bonds) and securities backed by the U.S. Treasury. In addition, Underlying Funds may hold foreign fixed income securities. Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, so that principal and interest adjust to reflect changes in the index.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Growth Stocks: Growth stocks are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets and securities that are rated Baa by Moody's Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by the Underlying Funds’ investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
7

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Emerging market stocks are issued by companies from an emerging country that may have an unstable government, an economy based on only a few industries and/or securities markets that may have limited liquidity.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s the risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s assets will be used for the strategy. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the risk management strategy, Milliman will determine the specific amount of the Fund’s assets to be used on a daily basis. Milliman will be responsible for the day-to-day trading of assets within the risk management strategy as well as the maintenance of the model used in managing the strategy. The Adviser will remain responsible for the oversight of Milliman’s activities, including the approval of any significant changes to the model. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Milliman also adjusts futures positions to realign individual hedges when the Adviser rebalances the portfolio’s asset allocation among Underlying Funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman may purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio. Interest rate futures may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist
8

activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
9

Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
10

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid
11

than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or
12

negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded and/or interest rate futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the risk management strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retraces such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the risk management model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a risk management strategy. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
13

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.25% of the Fund's average net assets).
LFI Portfolio Managers	Jay Shearon, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

14

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Jeff Greco, Adam Schenck, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund's risk management overlay.

Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with
Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program.
Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, joined Milliman in 2005 and is Managing Director, Director of Portfolio Management.
Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA)
Charterholder.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets. Capital Research and Management CompanySM, the adviser of the American Funds Insurance Series and American Funds retail funds, does not act as sub-adviser to the Fund or as a consultant to LFI. Capital Research and Management CompanySM is not affiliated with LFI or the Fund.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
15

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
16

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
17

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.819	$ 9.851	$ 10.948	$ 14.421	$ 13.250
Income (loss) from investment operations:
Net investment income[1]	0.250	0.220	0.243	0.198	0.177
Net realized and unrealized gain (loss)	1.354	0.987	1.110	(2.821)	1.303
Total from investment operations	1.604	1.207	1.353	(2.623)	1.480
Less dividends and distributions from:
Net investment income	(0.211)	(0.239)	(0.236)	(0.186)	(0.309)
Net realized gain	(0.486)	—	(2.189)	(0.664)	—
Return of capital	—	—	(0.025)	—	—
Total dividends and distributions	(0.697)	(0.239)	(2.450)	(0.850)	(0.309)
Net asset value, end of period	$ 11.726	$ 10.819	$ 9.851	$ 10.948	$ 14.421
Total return[2]	14.91%	12.26%	13.97%	(18.13%)	11.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,252	$1,111	$1,010	$901	$1,120
Ratio of expenses to average net assets[3]	0.30%	0.31%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.31%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.20%	2.07%	2.26%	1.62%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.20%	2.07%	2.26%	1.62%	1.24%
Portfolio turnover	17%	19%	17%	89%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
18

	LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.809	$ 9.840	$ 10.944	$ 14.413	$ 13.242
Income (loss) from investment operations:
Net investment income[1]	0.209	0.182	0.205	0.155	0.127
Net realized and unrealized gain (loss)	1.350	0.986	1.106	(2.818)	1.300
Total from investment operations	1.559	1.168	1.311	(2.663)	1.427
Less dividends and distributions from:
Net investment income	(0.169)	(0.199)	(0.201)	(0.142)	(0.256)
Net realized gain	(0.486)	—	(2.189)	(0.664)	—
Return of capital	—	—	(0.025)	—	—
Total dividends and distributions	(0.655)	(0.199)	(2.415)	(0.806)	(0.256)
Net asset value, end of period	$ 11.713	$ 10.809	$ 9.840	$ 10.944	$ 14.413
Total return[2]	14.51%	11.87%	13.57%	(18.42%)	10.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,228,679	$2,321,740	$2,480,024	$2,495,434	$3,417,726
Ratio of expenses to average net assets[3]	0.65%	0.66%	0.65%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.65%	0.66%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.85%	1.72%	1.91%	1.27%	0.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.85%	1.72%	1.91%	1.27%	0.89%
Portfolio turnover	17%	19%	17%	89%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
19

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
20

Lincoln Variable Insurance Products Trust
LVIP American Global Growth Fund
Service Class II
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Global Growth Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Global Growth Fund
(Service Class II)
Summary
Investment Objective
The investment objective of the LVIP American Global Growth Fund (the “Fund”) is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Service Class II shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fee[1]	0.37%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses[2]	0.12%
Total Annual Fund Operating Expenses[3]	1.04%
1
Reflects the Management Fees paid by the Master Fund to its investment adviser. Because the Fund invests all of its investable assets (i.e., securities and cash) in the Master Fund, no advisory fees are charged to the Fund.
2
Reflects the aggregate expenses of the Fund and the Master Fund.
3
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table in the most recent shareholder report. The Financial Highlights table reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

1 year	3 years	5 years	10 years
$106	$331	$574	$1,271
Portfolio Turnover
The Feeder Fund (defined below) pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Feeder Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “feeder fund” which means that the Fund does not buy investment securities directly. Instead, it invests all of its assets in a separate underlying mutual fund (the “Master Fund”), which in turn purchases investment securities. The Fund has essentially the same investment objective and strategies as its corresponding Master Fund.
LVIP American Global Growth Fund1

The Fund invests all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund, a series of American Funds Insurance Series®. The investment objective of the Master Fund is to provide long-term growth of capital. The Master Fund invests primarily in common stocks of companies around the world that the Master Fund's investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the Master Fund allocates its assets among securities of companies in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Fund will invest significantly outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund’s investment adviser, in which case the Master Fund would invest at least 30% of its net assets outside the United States).
The Master Fund’s investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio is divided into segments managed by individual managers.
The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management CompanySM, to make decisions about the Master Fund's portfolio investments. The basic investment philosophy of the Master Fund's investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Master Fund's investment adviser believes that they no longer represent relatively attractive investment opportunities.
For additional information regarding the Master Fund's principal investment strategies, please refer to the Master Fund’s prospectus, which is delivered together with this prospectus.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Master Fund, the Fund indirectly owns the investments made by the Master Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Master Fund. The Fund's investment performance is affected by the Master Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Master Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Master Fund's principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
2LVIP American Global Growth Fund

•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines.
•
Master-Feeder Risk. Other “feeder” funds also may invest in the Master Fund, which may negatively affect investment performance. A larger feeder fund could have more voting power than the Fund over the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Service Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Service Class II compares with those of a broad measure of market performance. The bar chart shows performance of the Fund's Service Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	24.21%
Lowest Quarterly Return	Q2 2022	(16.71%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP American Global Growth Fund	21.23%	7.85%	11.76%
Morningstar Global Markets Index (reflects no deductions for fees, expenses or taxes)	22.13%	10.68%	11.40%
LVIP American Global Growth Fund3

Investment Adviser
The Fund operates as a “feeder fund” which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Master Fund Investment Adviser: Capital Research and Management Company
Portfolio Managers

Portfolio Managers of Master Fund	Company Title	Experience with Master Fund
Barbara Burtin	Partner, Capital World Investors	Since 2025
Mathews Cherian	Partner, Capital World Investors	Since 2026
Patrice Collete	Partner, Capital World Investors	Since 2015
Matt Hochstetler	Partner, Capital World Investors	Since 2023
Jason B. Smith	Partner, Capital World Investors	Since 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP American Global Growth Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates as a “feeder fund” which means that the Fund does not buy investment securities directly. Instead, it invests all of its assets in a separate underlying mutual fund (the “Master Fund”), which in turn purchases investment securities. The Fund has essentially the same investment objective and strategies as its corresponding Master Fund.
The Fund invests all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund, a series of American Funds Insurance Series®. The investment objective of the Master Fund is to provide long-term growth of capital.
The Master Fund invests primarily in common stocks of companies around the world that the Master Fund's investment adviser believes have the potential for growth. The Master Fund may also invest in securities of foreign issuers in the form of depository receipts or other instruments by which the Master Fund may obtain exposure to equity investments in local markets. The Master Fund seeks to invest globally and allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund’s investment adviser, in which case the Master Fund would invest at least 30% of its net assets in issuers outside the United States). Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund's investments are not limited to companies with a particular capitalization size.
The Master Fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The Master Fund’s investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio is divided into segments managed by individual managers.
The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management CompanySM, to make decisions about the Master Fund's portfolio investments. The basic investment philosophy of the Master Fund's investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Fund's investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Fund's investment adviser believes that they no longer represent relatively attractive investment opportunities.
The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger amount of such holdings could moderate the Master Fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the Master Fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.
The Master Fund may invest in other funds managed by its investment adviser or the adviser's affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market investments, bonds and other securities. Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.
The Master Fund may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).
The Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.
For additional information regarding the Master Fund's principal investment strategies, please refer to the Master Fund’s prospectus, which is delivered together with this prospectus.
5

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Master Fund, the Fund indirectly owns the investments made by the Master Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Master Fund. The Fund's investment performance is affected by the Master Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Master Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Master Fund's principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform
6

accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines. Securities lending may also have certain potential adverse tax consequences.
Master-Feeder Risk. Other “feeder” funds also may invest in the Master Fund, which may negatively affect investment performance. A larger feeder fund could have more voting power than the Fund over the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
7

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. If the Fund invests all of its assets in an investment company, LFI does not charge an investment advisory fee. For the fiscal year ended December 31, 2025, the Fund did not pay an investment advisory fee to LFI. The Fund invests its assets in the Master Fund, another investment company, (a “Master-Feeder structure”). If the Fund ceased to operate in the Master-Feeder structure, LFI upon the approval of the Board, would provide the Fund with investment advisory services, either directly or with a sub-adviser, and would receive an investment advisory fee.
The investment adviser to the Master Fund, its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Master Fund Adviser
Capital Research and Management CompanySM (“CRMC”), 333 South Hope Street, Los Angeles, California
90071, is the investment adviser to the Master Fund and other mutual funds, including the American
Funds®. CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2025, CRMC had more than $3 trillion in assets under management.

Master Fund Total Annual Management Fee
Global Growth Fund: Aggregate management fee paid to CRMC for the Master Fund’s fiscal year ended
December 31, 2025, was 0.37% of the Master Fund’s average daily net assets. Please see the financial highlights table in the Master Fund's Prospectus or its annual report for details.

Portfolio Managers
CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio is divided into segments, which are managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by the Master Fund's objective, policies, and restrictions, and with the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC's research professionals may make investment decisions with respect to a portion of the Master Fund's portfolio.

Master Fund Portfolio Manager	Primary Title With CRMC (or Affiliate)	Years of Experience as Master Fund Portfolio Manager	Portfolio Manager's Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Barbara Burtin	Partner, Capital World Investors	Less than 1 year	An equity portfolio manager	17	17
Mathews Cherian	Partner, Capital World Investors	Less than 1 year (plus 17 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	22	29
8

Master Fund Portfolio Manager	Primary Title With CRMC (or Affiliate)	Years of Experience as Master Fund Portfolio Manager	Portfolio Manager's Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Patrice Collete	Partner, Capital World Investors	11 years (plus 14 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	26	30
Matt Hochstetler	Partner, Capital World Investors	3 years	An equity portfolio manager	12	21
Jason B. Smith	Partner, Capital World Investors	1 year (plus 17 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	19	29
The Fund may have a name, investment objective, and investment policy that is very similar to certain publicly available mutual funds. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the Fund, different fees, and different asset levels.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
9

The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
For information on the Master Fund's frequent trading procedures, please see the Master Fund's prospectus and SAI.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class II shares pay annual amounts not exceeding 0.75% of the average daily net assets of the Service Class II shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors,
10

Inc. (“LFD”), out of the assets of the Service Class II, for activities primarily intended to sell Service Class II shares or variable contracts offering Service Class II shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class II assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Service Class II shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP American Global Growth Fund Service Class II
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 23.810	$ 22.989	$ 20.980	$ 30.532	$ 27.014
Income (loss) from investment operations:
Net investment income (loss)[1]	0.257	0.289	0.117	0.063	(0.005)
Net realized and unrealized gain (loss)	4.778	2.761	4.301	(7.837)	4.345
Total from investment operations	5.035	3.050	4.418	(7.774)	4.340
Less dividends and distributions from:
Net investment income	(0.293)	(0.292)	(0.111)	(0.129)	—
Net realized gain	(0.781)	(1.937)	(2.298)	(1.649)	(0.822)
Total dividends and distributions	(1.074)	(2.229)	(2.409)	(1.778)	(0.822)
Net asset value, end of period	$ 27.771	$ 23.810	$ 22.989	$ 20.980	$ 30.532
Total return[2]	21.23%	13.25%	22.16%	(25.02%)	16.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$402,453	$355,179	$337,414	$296,654	$455,371
Ratio of expenses to average net assets[3]	0.62%	0.62%	0.62%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	1.00%	1.15%	0.52%	0.27%	(0.02%)
Portfolio turnover	11%	8%	11%	18%	9%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund's statement of additional information (“SAI”). The Fund will provide a free copy of its SAI and the Master Fund's SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP American Growth Allocation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Growth Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Growth Allocation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP American Growth Allocation Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.32%	0.32%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.63%	0.98%
Less Fee Waiver[2]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.59%	0.94%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.035% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$60	$198	$347	$783
Service Class	$96	$308	$538	$1,198
LVIP American Growth Allocation Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds are series of the American Funds® family of funds. The Fund, under normal circumstances, invests approximately 70% of its assets in Underlying Funds that invest primarily in equity securities (stocks) and approximately 30% of its assets in Underlying Funds that invest primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including medium-cap companies and those with growth and value characteristics. Foreign equity securities may include companies in emerging markets. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
The Fund allocates a smaller percentage of assets to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced (TBA) contracts). Domestic fixed income securities also include high yield securities (otherwise known as “junk” bonds) and securities backed by the U.S. Treasury. In addition, Underlying Funds may hold foreign fixed income securities. Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
2LVIP American Growth Allocation Fund

•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed
LVIP American Growth Allocation Fund3

bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

4LVIP American Growth Allocation Fund

Highest Quarterly Return	Q2 2020	14.99%
Lowest Quarterly Return	Q1 2020	(13.25%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP American Growth Allocation Fund – Standard Class	17.07%	7.11%	8.92%
LVIP American Growth Allocation Fund – Service Class	16.67%	6.74%	8.54%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Growth Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	17.58%	7.88%	8.82%
1
The Growth Allocation Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 39% S&P 500® Index, 26% MSCI EAFE® NR Index, and 35% Bloomberg U.S. Aggregate Bond Index. The Growth Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP American Growth Allocation Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The fund invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds are series of the American Funds® family of funds. The Fund, under normal circumstances, invests approximately 70% of its assets are in Underlying Funds that invest primarily in equity securities (stocks) and approximately 30% of its assets in Underlying Funds that invest primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including medium-cap companies and those with growth and value characteristics. Foreign equity securities may include companies in emerging markets. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Growth Stocks: Growth stocks are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets, and securities that are rated Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation or are unrated but determined to be of equivalent quality by the Underlying Fund's investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. Emerging market stocks are issued by companies from an emerging market country. An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase.
The Fund allocates a smaller percentage of assets to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating.
The domestic fixed income securities also include high yield securities (otherwise known as “junk” bonds) and securities backed by the U.S. Treasury. In addition, Underlying Funds may hold foreign fixed income securities. Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, so that principal and interest adjust to reflect changes in the index.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
6

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
7

•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
8

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the
9

government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
10

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
11

Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.22% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Manager	Jay Shearon, Alex Zeng and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets. Capital Research and Management CompanySM, the adviser of the American Funds Insurance Series and American Funds retail funds, does not act as sub-adviser to the Fund or as a consultant to LFI. Capital Research and Management CompanySM is not affiliated with LFI or the Fund.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
12

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
13

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP American Growth Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.449	$ 10.467	$ 12.453	$ 15.828	$ 14.945
Income (loss) from investment operations:
Net investment income[1]	0.291	0.237	0.277	0.233	0.229
Net realized and unrealized gain (loss)	1.651	1.020	1.325	(2.740)	1.393
Total from investment operations	1.942	1.257	1.602	(2.507)	1.622
Less dividends and distributions from:
Net investment income	(0.233)	(0.249)	(0.258)	(0.214)	(0.345)
Net realized gain	(0.565)	(0.026)	(3.308)	(0.654)	(0.394)
Return of capital	—	—	(0.022)	—	—
Total dividends and distributions	(0.798)	(0.275)	(3.588)	(0.868)	(0.739)
Net asset value, end of period	$ 12.593	$ 11.449	$ 10.467	$ 12.453	$ 15.828
Total return[2]	17.07%	12.01%	14.95%	(15.66%)	10.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,009	$90,819	$65,735	$38,766	$29,845
Ratio of expenses to average net assets[3]	0.27%	0.27%	0.27%	0.27%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	2.38%	2.11%	2.33%	1.72%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.34%	2.07%	2.29%	1.68%	1.40%
Portfolio turnover	19%	21%	19%	85%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

	LVIP American Growth Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.420	$ 10.441	$ 12.439	$ 15.809	$ 14.928
Income (loss) from investment operations:
Net investment income[1]	0.247	0.196	0.238	0.187	0.173
Net realized and unrealized gain (loss)	1.644	1.016	1.315	(2.738)	1.391
Total from investment operations	1.891	1.212	1.553	(2.551)	1.564
Less dividends and distributions from:
Net investment income	(0.190)	(0.207)	(0.221)	(0.165)	(0.289)
Net realized gain	(0.565)	(0.026)	(3.308)	(0.654)	(0.394)
Return of capital	—	—	(0.022)	—	—
Total dividends and distributions	(0.755)	(0.233)	(3.551)	(0.819)	(0.683)
Net asset value, end of period	$ 12.556	$ 11.420	$ 10.441	$ 12.439	$ 15.809
Total return[2]	16.67%	11.61%	14.55%	(15.96%)	10.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$781,815	$734,758	$737,807	$724,801	$949,809
Ratio of expenses to average net assets[3]	0.62%	0.62%	0.62%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	2.03%	1.76%	1.98%	1.37%	1.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.99%	1.72%	1.94%	1.33%	1.05%
Portfolio turnover	19%	21%	19%	85%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP American Growth Fund
Service Class II
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Growth Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Growth Fund
(Service Class II)
Summary
Investment Objective
The investment objective of the LVIP American Growth Fund (the “Fund”) is to seek growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Service Class II shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fee[1]	0.30%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses[2]	0.09%
Total Annual Fund Operating Expenses[3]	0.94%
1
Reflects the Management Fees paid by the Master Fund to its investment adviser. Because the Fund invests all of its investable assets (i.e., securities and cash) in the Master Fund, no advisory fees are charged to the Fund.
2
Reflects the aggregate expenses of the Fund and the Master Fund.
3
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table in the most recent shareholder report. The Financial Highlights table reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

1 year	3 years	5 years	10 years
$96	$300	$520	$1,155
Portfolio Turnover
The Feeder Fund (defined below) pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Feeder Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “feeder fund” which means that the Fund does not buy investment securities directly. Instead, it invests all of its assets in a separate underlying mutual fund (the “Master Fund”), which in turn purchases investment securities. The Fund has essentially the same investment objective and strategies as its corresponding Master Fund.
LVIP American Growth Fund1

The Fund invests all of its assets in Class 1 shares of the Master Fund, the Growth Fund, a series of American Funds Insurance Series®. The investment objective of the Master Fund is to provide growth of capital. The Master Fund invests primarily in common stock of large- and mid-capitalization issuers and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.
The Master Fund’s investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio is divided into segments managed by individual managers.
The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management CompanySM, to make decisions about the Master Fund's portfolio investments. The basic investment philosophy of the Master Fund's investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Master Fund's investment adviser believes that they no longer represent relatively attractive investment opportunities.
For additional information regarding the Master Fund's principal investment strategies, please refer to the Master Fund’s prospectus, which is delivered together with this prospectus.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Master Fund, the Fund indirectly owns the investments made by the Master Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Master Fund. The Fund's investment performance is affected by the Master Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Master Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Master Fund's principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
2LVIP American Growth Fund

•
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines.
•
Master-Feeder Risk. Other “feeder” funds also may invest in the Master Fund, which may negatively affect investment performance. A larger feeder fund could have more voting power than the Fund over the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Service Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Service Class II compares with those of a broad measure of market performance. The bar chart shows performance of the Fund's Service Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	28.55%
Lowest Quarterly Return	Q2 2022	(23.13%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP American Growth Fund	19.82%	12.98%	17.55%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP American Growth Fund3

Investment Adviser
The Fund operates as a “feeder fund” which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Master Fund Investment Adviser: Capital Research and Management Company
Portfolio Managers

Portfolio Managers of Master Fund	Company Title	Experience with Master Fund
Julian N. Abdey	Partner, Capital World Investors	Since 2020
Paul Benjamin	Partner, Capital World Investors	Since 2018
Mark L. Casey	Partner, Capital International Investors	Since 2017
Irfan M. Furniturewala	Partner, Capital International Investors	Since 2021
Anne-Marie Peterson	Partner, Capital International Investors	Since 2018
Andraz Razen	Partner, Capital World Investors	Since 2012
Alan J. Wilson	Partner, Capital World Investors	Since 2014
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP American Growth Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates as a “feeder fund” which means that the Fund does not buy investment securities directly. Instead, it invests all of its assets in a separate underlying mutual fund (the “Master Fund”), which in turn purchases investment securities. The Fund has essentially the same investment objective and strategies as its corresponding Master Fund.
The Fund invests all of its assets in Class 1 shares of the Master Fund, the Growth Fund, a series of American Funds Insurance Series®. The investment objective of the Master Fund is to provide growth of capital. The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund's investments are not limited to companies with a particular capitalization size. The Master Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds.
The Master Fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The Master Fund’s investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio is divided into segments managed by individual managers.
The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management CompanySM, to make decisions about the Master Fund's portfolio investments. The basic investment philosophy of the Master Fund's investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The Master Fund's investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Fund's investment adviser believes that they no longer represent relatively attractive investment opportunities.
The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger amount of such holdings could moderate the Master Fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the Master Fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.
The Master Fund may invest in other funds managed by its investment adviser or the adviser's affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market investments, bonds and other securities. Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.
The Master Fund may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).
The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.
For additional information regarding the Master Fund's principal investment strategies, please refer to the Master Fund’s prospectus, which is delivered together with this prospectus.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
5

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Master Fund, the Fund indirectly owns the investments made by the Master Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Master Fund. The Fund's investment performance is affected by the Master Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Master Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Master Fund's principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
6

Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines. Securities lending may also have certain potential adverse tax consequences.
Master-Feeder Risk. Other “feeder” funds also may invest in the Master Fund, which may negatively affect investment performance. A larger feeder fund could have more voting power than the Fund over the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.
7

Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. If the Fund invests all of its assets in an investment company, LFI does not charge an investment advisory fee. For the fiscal year ended December 31, 2025, the Fund did not pay an investment advisory fee to LFI. The Fund invests its assets in the Master Fund, another investment company, (a “Master-Feeder structure”). If the Fund ceased to operate in the Master-Feeder structure, LFI upon the approval of the Board, would provide the Fund with investment advisory services, either directly or with a sub-adviser, and would receive an investment advisory fee.
The investment adviser to the Master Fund, its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Master Fund Adviser
Capital Research and Management CompanySM (“CRMC”), 333 South Hope Street, Los Angeles, California
90071, is the investment adviser to the Master Fund and other mutual funds, including the American
Funds®. CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2025, CRMC had more than $3 trillion in assets under management.

Master Fund Total Annual Management Fee
Growth Fund: Aggregate management fee paid to CRMC for the Master Fund’s fiscal year ended December
31, 2025, was 0.30% of the Master Fund’s average daily net assets. Please see the financial highlights table in the Master Fund's Prospectus or its annual report for details.

Portfolio Managers
CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio is divided into segments, which are managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by the Master Fund's objective, policies, and restrictions, and with the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC's research professionals may make investment decisions with respect to a portion of the Master Fund's portfolio.

8

Master Fund Portfolio Manager	Primary Title With CRMC (or Affiliate)	Years of Experience as Master Fund Portfolio Manager	Portfolio Manager Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Julian N. Abdey	Partner, Capital International Investors	6 years (plus 13 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	24	31
Paul Benjamin	Partner, Capital World Investors	8 years (plus 12 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	21	21
Mark L. Casey	Partner, Capital International Investors	9 years (plus 11 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	26	26
Irfan M. Furniturewala	Partner, Capital International Investors	5 years (plus 1 year of prior experience as an investment analyst for the fund)	An equity portfolio manager	25	25
Anne-Marie Peterson	Partner, Capital International Investors	8 years (plus 11 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	21	32
Andraz Razen	Partner, Capital World Investors	13 years (plus 3 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	22	28
Alan J. Wilson	Partner, Capital World Investors	12 years	An equity portfolio manager	35	35
The Fund may have a name, investment objective, and investment policy that is very similar to certain publicly available mutual funds. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the Fund, different fees, and different asset levels.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
9

To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
For information on the Master Fund's frequent trading procedures, please see the Master Fund's prospectus and SAI.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
10

Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class II shares pay annual amounts not exceeding 0.75% of the average daily net assets of the Service Class II shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class II, for activities primarily intended to sell Service Class II shares or variable contracts offering Service Class II shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class II assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Service Class II shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP American Growth Fund Service Class II
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 34.711	$ 27.479	$ 22.546	$ 38.600	$ 32.636
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.133)	(0.004)	0.002	—[2]	(0.043)
Net realized and unrealized gain (loss)	7.009	8.446	8.163	(11.593)	7.055
Total from investment operations	6.876	8.442	8.165	(11.593)	7.012
Less dividends and distributions from:
Net investment income	(0.231)	(0.009)	(0.002)	(0.405)	(0.194)
Net realized gain	(0.609)	(1.201)	(3.230)	(4.056)	(0.854)
Total dividends and distributions	(0.840)	(1.210)	(3.232)	(4.461)	(1.048)
Net asset value, end of period	$ 40.747	$ 34.711	$ 27.479	$ 22.546	$ 38.600
Total return[3]	19.82%	31.19%	37.99%	(30.19%)	21.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,055,428	$2,343,830	$1,761,159	$1,317,383	$1,764,769
Ratio of expenses to average net assets[4]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.36%)	(0.01%)	0.01%	—[5]	(0.12%)
Portfolio turnover	4%	6%	8%	5%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Amount rounds to less than $0.001 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Amount rounds to less than 0.001%.
12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund's statement of additional information (“SAI”). The Fund will provide a free copy of its SAI and the Master Fund's SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP American Growth-Income Fund
Service Class II
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Growth-Income Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Growth-Income Fund
(Service Class II)
Summary
Investment Objective
The investment objective of the LVIP American Growth-Income Fund (the “Fund”) is to seek long-term growth of capital and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Service Class II shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fee[1]	0.25%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses[2]	0.08%
Total Annual Fund Operating Expenses[3]	0.88%
1
Reflects the Management Fees paid by the Master Fund to its investment adviser. Because the Fund invests all of its investable assets (i.e., securities and cash) in the Master Fund, no advisory fees are charged to the Fund.
2
Reflects the aggregate expenses of the Fund and the Master Fund.
3
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table in the most recent shareholder report. The Financial Highlights table reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

1 year	3 years	5 years	10 years
$90	$281	$488	$1,084
Portfolio Turnover
The Feeder Fund (defined below) pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Feeder Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “feeder fund” which means that the Fund does not buy investment securities directly. Instead, it invests all of its assets in a separate underlying mutual fund (the “Master Fund”), which in turn purchases investment securities. The Fund has essentially the same investment objective and strategies as its corresponding Master Fund.
LVIP American Growth-Income Fund1

The Fund invests all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund, a series of American Funds Insurance Series®. The investment objectives of the Master Fund are to achieve long-term growth of capital and income. The Master Fund invests primarily in common stocks or other securities that the Master Fund's investment adviser believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The Master Fund is designed for investors seeking both capital appreciation and income.
The Master Fund’s investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio is divided into segments managed by individual managers.
The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management CompanySM, to make decisions about the Master Fund's portfolio investments. The basic investment philosophy of the Master Fund's investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Master Fund's investment adviser believes that they no longer represent relatively attractive investment opportunities.
For additional information regarding the Master Fund's principal investment strategies, please refer to the Master Fund’s prospectus, which is delivered together with this prospectus.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Master Fund, the Fund indirectly owns the investments made by the Master Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Master Fund. The Fund's investment performance is affected by the Master Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Master Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Master Fund's principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally,
2LVIP American Growth-Income Fund

foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines.
•
Master-Feeder Risk. Other “feeder” funds also may invest in the Master Fund, which may negatively affect investment performance. A larger feeder fund could have more voting power than the Fund over the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Service Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Service Class II compares with those of a broad measure of market performance. The bar chart shows performance of the Fund's Service Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	19.89%
Lowest Quarterly Return	Q1 2020	(19.85%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP American Growth-Income Fund	17.67%	13.51%	13.52%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP American Growth-Income Fund3

Investment Adviser
The Fund operates as a “feeder fund” which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Master Fund Investment Adviser: Capital Research and Management Company
Portfolio Managers

Portfolio Managers of Master Fund	Company Title	Experience with Master Fund
Brad Barrett	Partner, Capital Research Global Investors	Since 2024
Charles E. Ellwein	Partner, Capital Research Global Investors	Since 2015
Cheryl E. Frank	Partner, Capital Research Global Investors	Since 2026
Martin Jacobs	Partner, Capital Research Global Investors	Since 2024
Caroline Jones	Partner, Capital Research Global Investors	Since 2020
Jessica C. Spaly	Partner, Capital Research Global Investors	Since 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP American Growth-Income Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term growth of capital and income. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates as a “feeder fund” which means that the Fund does not buy investment securities directly. Instead it invests all of its assets in a separate underlying mutual fund (the “Master Fund”), which in turn purchases investment securities. The Fund has essentially the same investment objective and strategies as its corresponding Master Fund.
The Fund invests all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund, a Series of American Funds Insurance Series®. The investment objectives of the Master Fund are to achieve long-term growth of capital and income. The Master Fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the Master Fund's investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund's investments are not limited to companies with a particular capitalization size. The Master Fund may invest up to 15% of its assets, at time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The Master Fund is designed for investors seeking both capital appreciation and income.
Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The Master Fund’s investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio is divided into segments managed by individual managers.
The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the Master Fund's portfolio investments. The basic investment philosophy of the Master Fund's investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Fund's investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Fund's investment adviser believes that they no longer represent relatively attractive investment opportunities.
The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. In addition, for temporary defensive purposes, the Master Fund may invest without limitation in such instruments. The Master Fund’s investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger amount of such holdings could moderate the Master Fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the Master Fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.
The Master Fund may invest in other funds managed by its investment adviser or the adviser's affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market investments, bonds and other securities. Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.
The Master Fund may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).
The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.
For additional information regarding the Master Fund's principal investment strategies, please refer to the Master Fund’s prospectus, which is delivered together with this prospectus.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
5

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Master Fund, the Fund indirectly owns the investments made by the Master Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Master Fund. The Fund's investment performance is affected by the Master Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Master Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Master Fund's principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
6

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may
7

make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines. Securities lending may also have certain potential adverse tax consequences.
Master-Feeder Risk. Other “feeder” funds also may invest in the Master Fund, which may negatively affect investment performance. A larger feeder fund could have more voting power than the Fund over the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
8

The Fund has entered into an Investment Management Agreement with LFI. If the Fund invests all of its assets in an investment company, LFI does not charge an investment advisory fee. For the fiscal year ended December 31, 2025, the Fund did not pay an investment advisory fee to LFI. The Fund invests its assets in the Master Fund, another investment company, (a “Master-Feeder structure”). If the Fund ceased to operate in the Master-Feeder structure, LFI upon the approval of the Board, would provide the Fund with investment advisory services, either directly or with a sub-adviser, and would receive an investment advisory fee.
The investment adviser to the Master Fund, its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Master Fund Adviser
Capital Research and Management CompanySM (“CRMC”), 333 South Hope Street, Los Angeles, California
90071, is the investment adviser to the Master Fund and other mutual funds, including the American
Funds®. CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2025, CRMC had more than $3 trillion in assets under management.

Master Fund Total Annual Management Fee
Growth-Income Fund: Aggregate management fee paid to CRMC for the Master Fund’s fiscal year ended
December 31, 2025, was 0.25% of the Master Fund’s average daily net assets. Please see the financial highlights table in the Master Fund's Prospectus or its annual report for details.

Portfolio Managers
CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio is divided into segments, which are managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by the Master Fund's objective, policies, and restrictions, and with the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC's research professionals may make investment decisions with respect to a portion of the Master Fund's portfolio.

Master Fund Portfolio Manager	Primary Title With CRMC (or Affiliate)	Years of Experience as Master Fund Portfolio Manager	Portfolio Manager's Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Brad Barrett	Partner, Capital Research Global Investors	1 year (plus 20 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	25	25
Charles E. Ellwein	Partner, Capital Research Global Investors	11 years (plus 8 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	20	34
Cheryl E. Frank	Partner, Capital Research Global Investors	Less than 1 year (plus 7 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	24	29
Martin Jacobs	Partner, Capital Research Global Investors	1 year (plus 3 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	25	38
Caroline Jones	Partner, Capital Research Global Investors	6 years (plus 9 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	22	29
Jessica C. Spaly	Partner, Capital Research Global Investors	1 year (plus 17 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	22	27
The Fund may have a name, investment objective, and investment policy that is very similar to certain publicly available mutual fund. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the Fund, different fees, and different asset levels.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
9

Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly
10

discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
For information on the Master Fund's frequent trading procedures, please see the Master Fund's prospectus and SAI.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class II shares pay annual amounts not exceeding 0.75% of the average daily net assets of the Service Class II shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class II, for activities primarily intended to sell Service Class II shares or variable contracts offering Service Class II shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class II assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial
11

intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
12

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Service Class II shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP American Growth-Income Fund Service Class II
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 30.197	$ 25.636	$ 22.301	$ 27.805	$ 23.052
Income (loss) from investment operations:
Net investment income[1]	0.188	0.222	0.248	0.224	0.202
Net realized and unrealized gain (loss)	5.117	5.825	5.284	(4.916)	5.239
Total from investment operations	5.305	6.047	5.532	(4.692)	5.441
Less dividends and distributions from:
Net investment income	(0.464)	(0.242)	(0.236)	(0.574)	(0.199)
Net realized gain	(1.124)	(1.244)	(1.961)	(0.238)	(0.489)
Total dividends and distributions	(1.588)	(1.486)	(2.197)	(0.812)	(0.688)
Net asset value, end of period	$ 33.914	$ 30.197	$ 25.636	$ 22.301	$ 27.805
Total return[2]	17.67%	23.81%	25.72%	(16.80%)	23.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,085,331	$1,695,238	$1,353,177	$1,093,085	$1,330,283
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.59%	0.77%	1.03%	0.94%	0.78%
Portfolio turnover	4%	6%	6%	7%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund's statement of additional information (“SAI”). The Fund will provide a free copy of its SAI and the Master Fund's SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP American Income Allocation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Income Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Income Allocation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP American Income Allocation Fund (the “Fund”) is to seek a high level of current income with some consideration given to growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.09%	0.09%
Acquired Fund Fees and Expenses (AFFE)	0.27%	0.27%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.61%	0.96%
Less Fee Waiver[2]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.57%	0.92%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.04% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$58	$191	$336	$758
Service Class	$94	$302	$527	$1,174
LVIP American Income Allocation Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds are series of the American Funds® family of funds. The Fund, under normal circumstances, invests approximately 40% of its assets in Underlying Funds that invest primarily in equity securities (stocks) and approximately 60% of its assets in Underlying Funds that invest primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets in domestic and foreign fixed income securities (bonds), including securities backed by the U.S. Treasury, mortgage-backed securities and high yield securities (otherwise known as “junk” bonds). Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
The Fund allocates a smaller percentage of assets to Underlying Funds that invest in domestic and foreign equity securities (stocks) with growth and value characteristics. The foreign equity securities may include companies in emerging markets.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
2LVIP American Income Allocation Fund

•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often
LVIP American Income Allocation Fund3

considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	9.70%
Lowest Quarterly Return	Q2 2022	(8.96%)
4LVIP American Income Allocation Fund

Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP American Income Allocation Fund – Standard Class	12.56%	4.70%	6.42%
LVIP American Income Allocation Fund – Service Class	12.16%	4.33%	6.05%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Income Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	12.07%	4.38%	6.13%
1
The Income Allocation Composite, an index compiled by the Fund's Adviser, is constructed as follows: 65% Bloomberg U.S. Aggregate Bond Index, 27% S&P 500® Index, and 8% MSCI EAFE® NR Index. The Income Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP American Income Allocation Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a high level of current income with some consideration given to growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds are series of the American Funds® family of funds. The Fund, under normal circumstances, invests approximately 40% of its assets in Underlying Funds that invest primarily in equity securities (stocks) and approximately 60% of its assets in Underlying Funds that invest primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets in domestic and foreign fixed income securities (bonds), including securities backed by the U.S. Treasury, mortgage-backed securities and high yield securities (otherwise known as “junk” bonds). Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating.
Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, so that principal and interest adjust to reflect changes in the index.
Growth Stocks: Growth stocks are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets, and securities that are rated Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation or are unrated but determined to be of equivalent quality by the Underlying Fund's investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower quality credit than investment grade bonds.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The countries included in this definition will change over time.
The Fund allocates a smaller percentage of assets to Underlying Funds that invest in domestic and foreign equity securities (stocks) with growth and value characteristics. The foreign equity securities may include companies in emerging markets.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
6

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
7

•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
8

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
9

Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial
10

governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
11

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.21% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Manager	Jay Shearon, Jason Forsythe and Alex Zeng are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets. Capital Research and Management CompanySM, the adviser of the American Funds Insurance Series and American Funds retail funds, does not act as sub-adviser to the Fund or as a consultant to LFI. Capital Research and Management CompanySM is not affiliated with LFI or the Fund.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
12

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
13

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP American Income Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.988	$ 10.446	$ 10.585	$ 13.143	$ 12.804
Income (loss) from investment operations:
Net investment income[1]	0.361	0.339	0.301	0.261	0.198
Net realized and unrealized gain (loss)	1.015	0.545	0.779	(2.036)	0.745
Total from investment operations	1.376	0.884	1.080	(1.775)	0.943
Less dividends and distributions from:
Net investment income	(0.373)	(0.342)	(0.303)	(0.275)	(0.409)
Net realized gain	(0.240)	—	(0.903)	(0.508)	(0.195)
Return of capital	—	—	(0.013)	—	—
Total dividends and distributions	(0.613)	(0.342)	(1.219)	(0.783)	(0.604)
Net asset value, end of period	$ 11.751	$ 10.988	$ 10.446	$ 10.585	$ 13.143
Total return[2]	12.56%	8.48%	10.77%	(13.39%)	7.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,321	$17,670	$14,561	$12,139	$12,452
Ratio of expenses to average net assets[3]	0.30%	0.30%	0.30%	0.30%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.34%	0.34%	0.34%	0.34%	0.33%
Ratio of net investment income to average net assets	3.12%	3.10%	2.81%	2.25%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.08%	3.06%	2.77%	2.21%	1.44%
Portfolio turnover	17%	24%	24%	91%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

	LVIP American Income Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.976	$ 10.434	$ 10.576	$ 13.130	$ 12.793
Income (loss) from investment operations:
Net investment income[1]	0.320	0.300	0.263	0.221	0.151
Net realized and unrealized gain (loss)	1.012	0.543	0.776	(2.034)	0.743
Total from investment operations	1.332	0.843	1.039	(1.813)	0.894
Less dividends and distributions from:
Net investment income	(0.331)	(0.301)	(0.265)	(0.233)	(0.362)
Net realized gain	(0.240)	—	(0.903)	(0.508)	(0.195)
Return of capital	—	—	(0.013)	—	—
Total dividends and distributions	(0.571)	(0.301)	(1.181)	(0.741)	(0.557)
Net asset value, end of period	$ 11.737	$ 10.976	$ 10.434	$ 10.576	$ 13.130
Total return[2]	12.16%	8.09%	10.40%	(13.70%)	7.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,314	$155,082	$162,017	$163,849	$212,910
Ratio of expenses to average net assets[3]	0.65%	0.65%	0.65%	0.65%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.69%	0.69%	0.69%	0.69%	0.68%
Ratio of net investment income to average net assets	2.77%	2.75%	2.46%	1.90%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.73%	2.71%	2.42%	1.86%	1.09%
Portfolio turnover	17%	24%	24%	91%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP American International Fund
Service Class II
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American International Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American International Fund
(Service Class II)
Summary
Investment Objective
The investment objective of the LVIP American International Fund (the “Fund”) is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Service Class II shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fee[1]	0.42%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses[2]	0.12%
Total Annual Fund Operating Expenses[3]	1.15%
1
Reflects the Management Fees paid by the Master Fund to its investment adviser. Because the Fund invests all of its investable assets (i.e., securities and cash) in the Master Fund, no advisory fees are charged to the Fund.
2
Reflects the aggregate expenses of the Fund and the Master Fund.
3
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table in the most recent shareholder report. The Financial Highlights table reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

1 year	3 years	5 years	10 years
$117	$365	$633	$1,398
Portfolio Turnover
The Feeder Fund (defined below) pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Feeder Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “feeder fund” which means that the Fund does not buy investment securities directly. Instead, it invests all of its assets in a separate underlying mutual fund (the “Master Fund”), which in turn purchases investment securities. The Fund has essentially the same investment objective and strategies as its corresponding Master Fund.
LVIP American International Fund1

The Master Fund is the EUPAC Fund, a series of American Funds Insurance Series®. The investment objective of the Master Fund is to provide long-term growth of capital. The Fund invests all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in common stocks of companies in Europe and the Pacific Basin that the Master Fund's investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.
Normally the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes, and part of the Pacific Basin if any of its borders touches the Pacific Ocean. In determining the domicile of an issuer, the fund's investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including where relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer's securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities. The fund may invest a portion of its assets in common stocks and other securities of companies in emerging markets.
Prior to May 1, 2026, the Master Fund was called International Fund.
The Master Fund’s investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio is divided into segments managed by individual managers.
The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the Master Fund's portfolio investments. The basic investment philosophy of the Master Fund's investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Master Fund's investment adviser believes that they no longer represent relatively attractive investment opportunities.
For additional information regarding the Master Fund's principal investment strategies, please refer to the Master Fund’s prospectus, which is delivered together with this prospectus.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Master Fund, the Fund indirectly owns the investments made by the Master Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Master Fund. The Fund's investment performance is affected by the Master Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Master Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Master Fund's principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
2LVIP American International Fund

•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines.
•
Master-Feeder Risk. Other “feeder” funds also may invest in the Master Fund, which may negatively affect investment performance. A larger feeder fund could have more voting power than the Fund over the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Service Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Service Class II compares with those of a broad measure of market performance. The bar chart shows performance of the Fund's Service Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	21.60%
Lowest Quarterly Return	Q1 2020	(24.67%)
LVIP American International Fund3

Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP American International Fund	26.27%	3.01%	6.60%
Morningstar Global Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	31.60%	7.78%	8.52%
Investment Adviser
The Fund operates as a “feeder fund” which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Master Fund Investment Adviser: Capital Research and Management Company
Portfolio Managers

Portfolio Managers of Master Fund	Company Title	Experience with Master Fund
Nicholas J. Grace	Partner, Capital Research Global Investors	Since 2021
Dawid Justus	Partner, Capital Research Global Investors	Since 2026
Carl M. Kawaja	Partner, Capital Research World Investors	Since 2026
Lawrence Kymisis	Partner, Capital Research Global Investors	Since 2026
Sung Lee, Senior Vice President	Partner, Capital Research Global Investors	Since 2005
Gerald Du Manoir	Partner, Capital International Investors	Since 2026
Samir Parekh	Partner, Capital International Investors	Since 2026
Lara Pellini	Partner, Capital World Investors	Since 2026
Andrew B. Suzman	Partner, Capital World Investors	Since 2026
Arun Swaminathan	Partner, Capital World Investors	Since 2026
Tomonori Tani	Partner, Capital World Investors	Since 2026
Lisa Thompson	Partner, Capital International Investors	Since 2026
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP American International Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates as a “feeder fund” which means that the Fund does not buy investment securities directly. Instead, it invests all of its assets in a separate underlying mutual fund (the “Master Fund”), which in turn purchases investment securities. The Fund has essentially the same investment objective and strategies as its corresponding Master Fund.
The Master Fund is the EUPAC Fund, a series of American Funds Insurance Series®. The investment objective of the Master Fund is to provide long-term growth of capital. The Fund invests all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in common stocks in Europe and the Pacific Basin that the Master Fund's investment adviser believes have the potential for growth. The Master Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the Master Fund may obtain exposure to equity investments in local markets. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund's investments are not limited to companies with a particular capitalization size.
The Master Fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The following describes certain strategies that the investment adviser uses in pursuit of the fund's investment objective and the corresponding risks:
The fund invests primarily in common stocks in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.
Normally the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes, and part of the Pacific Basin if any of its borders touches the Pacific Ocean. In determining the domicile of an issuer, the fund's investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including where relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer's securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities. The fund may invest a portion of its assets in common stocks and other securities of companies in emerging markets.
The Master Fund’s investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio is divided into segments managed by individual managers.
The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management CompanySM, to make decisions about the Master Fund's portfolio investments. The basic investment philosophy of the Master Fund's investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Fund's investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Fund's investment adviser believes that they no longer represent relatively attractive investment opportunities.
The Master Fund may also hold cash or cash equivalents and fixed income securities, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger amount of such holdings could moderate the Master Fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the Master Fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.
The Master Fund may invest in other funds managed by its investment adviser or the adviser's affiliates (”Central Funds“) to more effectively invest in a diversified set of securities in a specific asset class such as money market investments, bonds and other securities. Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.
5

The Master Fund may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).
The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.
For additional information regarding the Master Fund's principal investment strategies, please refer to the Master Fund’s prospectus, which is delivered together with this prospectus.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of the Master Fund, the Fund indirectly owns the investments made by the Master Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Master Fund. The Fund's investment performance is affected by the Master Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Master Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Master Fund's principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian
6

fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines. Securities lending may also have certain potential adverse tax consequences.
Master-Feeder Risk. Other “feeder” funds also may invest in the Master Fund, which may negatively affect investment performance. A larger feeder fund could have more voting power than the Fund over the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in
7

shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. If the Fund invests all of its assets in an investment company, LFI does not charge an investment advisory fee. For the fiscal year ended December 31, 2025, the Fund did not pay an investment advisory fee to LFI. The Fund invests its assets in the Master Fund, another investment company, (a “Master-Feeder structure”). If the Fund ceased to operate in the Master-Feeder structure, LFI upon the approval of the Board, would provide the Fund with investment advisory services, either directly or with a sub-adviser, and would receive an investment advisory fee.
The investment adviser to the Master Fund, its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Master Fund Adviser
Capital Research and Management CompanySM (”CRMC“), 333 South Hope Street, Los Angeles, California
90071, is the investment adviser to the Master Fund and other mutual funds, including the American
Funds®. CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2025, CRMC had more than $3 trillion in assets under management.

Master Fund Total Annual Management Fee
International Fund: Aggregate management fee paid to CRMC for the Master Fund’s fiscal year ended
December 31, 2025, was 0.42% of the Master Fund’s average daily net assets. Please see the financial highlights table in the Master Fund's Prospectus or its annual report for details.

Portfolio Managers
CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio is divided into segments, which are managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by the Master Fund's objective, policies, and restrictions, and with the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC's research professionals may make investment decisions with respect to a portion of the Master Fund's portfolio.

8

Master Fund Portfolio Manager	Primary Title With CRMC (or Affiliate)	Years of Experience as Master Fund Portfolio Manager	Portfolio Manager's Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Nicolas J. Grace	Partner, Capital Research Global Investors	7 years (plus 9 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	32	36
Dawid Justus	Partner, Capital Research Global Investors	Less than 1 year	An equity portfolio manager	10	26
Carl M. Kawaja	Partner, Capital Research World Investors	Less than 1 year	An equity portfolio manager	34	38
Lawrence Kymisis	Partner, Capital World Investors	Less than 1 year	An equity portfolio manager	22	30
Sung Lee	Partner, Capital Research Global Investors	20 years	An equity portfolio manager	31	31
Gerald Du Manoir	Partner, Capital International Investors	Less than 1 year	An equity portfolio manager	31	31
Samir Parekh	Partner, Capital International Investors	Less than 1 year	An equity portfolio manager	19	24
Lara Pellini	Partner, Capital World Investors	Less than 1 year	An equity portfolio manager	24	24
Andrew B. Suzman	Partner, Capital World Investors	Less than 1 year	An equity portfolio manager	32	32
Arun Swaminathan	Partner, Capital World Investors	Less than 1 year	An equity portfolio manager	16	16
Tomonori Tani	Partner, Capital World Investors	Less than 1 year	An equity portfolio manager	21	27
Lisa Thompson	Partner, Capital International Investors	Less than 1 year	An equity portfolio manager	31	37
The Fund may have a name, investment objective, and investment policy that is very similar to certain publicly available mutual funds. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the Fund, different fees, and different asset levels.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
9

To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
For information on the Master Fund's frequent trading procedures, please see the Master Fund's prospectus and SAI.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
10

Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class II shares pay annual amounts not exceeding 0.75% of the average daily net assets of the Service Class II shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class II, for activities primarily intended to sell Service Class II shares or variable contracts offering Service Class II shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class II assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Service Class II shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP American International Fund Service Class II
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.507	$ 12.271	$ 12.337	$ 16.103	$ 16.769
Income (loss) from investment operations:
Net investment income[1]	0.129	0.102	0.120	0.197	0.362
Net realized and unrealized gain (loss)	3.156	0.236	1.647	(3.598)	(0.672)
Total from investment operations	3.285	0.338	1.767	(3.401)	(0.310)
Less dividends and distributions from:
Net investment income	(0.126)	(0.102)	(0.110)	(0.315)	(0.355)
Net realized gain	—	—	(1.723)	(0.050)	(0.001)
Total dividends and distributions	(0.126)	(0.102)	(1.833)	(0.365)	(0.356)
Net asset value, end of period	$ 15.666	$ 12.507	$ 12.271	$ 12.337	$ 16.103
Total return[2]	26.27%	2.75%	15.41%	(21.07%)	(1.84%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$313,074	$275,420	$291,809	$269,139	$296,356
Ratio of expenses to average net assets[3]	0.62%	0.63%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	0.93%	0.78%	0.94%	1.49%	2.11%
Portfolio turnover	4%	7%	5%	7%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund's SAI, as may be amended and/or supplemented. The Fund will provide a free copy of its SAI and the Master Fund's SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP American Preservation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Preservation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Preservation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP American Preservation Fund (the “Fund”) is to seek current income, consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.27%	0.27%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.58%	0.93%
Less Fee Waiver[2]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.51%	0.86%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for a one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$52	$179	$317	$719
Service Class	$88	$289	$508	$1,137
LVIP American Preservation Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and exchange traded funds (“ETFs”) (the “Underlying Funds”) which, in turn, invest in U.S. and foreign fixed income securities (bonds). The Underlying Funds are series of the American Funds® family of funds.
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds or rules-based strategy funds). Through its investments in Underlying Funds, the Fund allocates to a mix of Underlying Funds in different combinations and weightings. The Fund pursues its objective by investing primarily in Underlying Funds that have a broad range of debt obligations with short-term (0-5 years) and medium-term (5-15 years) maturities issued by the U.S. government, securities of corporate issuers, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). The Fund allocates a smaller percentage of its assets to Underlying Funds that invest in asset-backed securities, foreign securities and high yield securities (otherwise known as “junk” bonds). Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
At least on an annual basis, the Adviser will reassess and make any necessary revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, credit quality, sector exposure, interest rate risk or duration, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess the suitability of each Underlying Fund as an investment.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
2LVIP American Preservation Fund

•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks
LVIP American Preservation Fund3

resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	4.00%
Lowest Quarterly Return	Q3 2022	(2.94%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP American Preservation Fund – Standard Class	6.17%	1.17%	2.04%
LVIP American Preservation Fund – Service Class	5.80%	0.81%	1.69%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Maria Ma, CFA	Vice President and Managing Director	Since May 2016
4LVIP American Preservation Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP American Preservation Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek current income consistent with the preservation of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and exchange traded funds (“ETFs”) (the “Underlying Funds”) which, in turn, invest in U.S. and foreign fixed income securities (“bonds”). The Underlying Funds are series of the American Funds® family of funds.
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds or rules-based strategy funds). Through its investments in Underlying Funds, the Fund allocates to a mix of Underlying Funds in different combinations and weightings. The Fund pursues its objective by investing primarily in Underlying Funds that have a broad range of debt obligations with short-term (0-5 years) and medium-term (5-15 years) maturities issued by the U.S. government, securities of corporate issuers, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities. The Fund allocates a smaller percentage of its assets to Underlying Funds that invest in asset-backed securities, foreign securities and high yield securities (otherwise known as “junk” bonds). Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, so that principal and interest adjust to reflect changes in the index.
U.S. government obligations are debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.
U.S. government agency obligations are debt securities issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.
Corporate debt obligations are non-convertible corporate debt securities (i.e., bonds and debentures), which are issued by companies both foreign and domestic.
U.S. Treasuries are debt securities backed by the U.S. Treasury or the full faith and credit of the U.S. government and are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market value for these securities will fluctuate with changes in interest rates.
Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations. The mortgages involved could be those on commercial or residential real estate properties. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.
Foreign securities include debt of foreign corporations and debt obligations of, or guaranteed by, foreign governments or any of their instrumentalities.
At least on an annual basis, the Adviser will reassess and make any necessary revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, credit quality, sector exposure, interest rate risk or duration, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess the suitability of each Underlying Fund as an investment.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
6

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an
7

incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
8

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If
9

this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new
10

sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.18% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Manager	Maria Ma is responsible for the day-to-day management of the Fund's assets.

Maria Ma, CFA, is Vice President, Managing Director and Fixed Income & International Equity Portfolio
Manager within LFI. Ms. Ma joined LFI in 2015 and is a member of LFI’s Investment Committee,
Derivatives Committee, and Asset Allocation Committee, among others. In addition, Ms. Ma serves on the investment sub-committee for Lincoln’s Defined Benefit Plan. Prior to joining LFI, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from
NanKai University in China and an M.S. in finance from Boston College. Ms. Ma also is a Chartered
Financial Analyst® (CFA) Charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
11

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
12

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
13

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP American Preservation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.037	$ 9.150	$ 9.107	$ 10.001	$ 10.316
Income (loss) from investment operations:
Net investment income[1]	0.383	0.393	0.315	0.198	0.091
Net realized and unrealized gain (loss)	0.174	(0.097)	0.059	(0.863)	(0.144)
Total from investment operations	0.557	0.296	0.374	(0.665)	(0.053)
Less dividends and distributions from:
Net investment income	(0.366)	(0.409)	(0.329)	(0.204)	(0.262)
Net realized gain	—	—	—	(0.023)	—
Return of capital	—	—	(0.002)	(0.002)	—
Total dividends and distributions	(0.366)	(0.409)	(0.331)	(0.229)	(0.262)
Net asset value, end of period	$ 9.228	$ 9.037	$ 9.150	$ 9.107	$ 10.001
Total return[2]	6.17%	3.25%	4.10%	(6.65%)	(0.52%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$212	$279	$301	$305	$352
Ratio of expenses to average net assets[3]	0.24%	0.24%	0.24%	0.24%	0.20%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	4.12%	4.24%	3.42%	2.08%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.05%	4.17%	3.35%	2.01%	0.79%
Portfolio turnover	13%	32%	10%	45%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
14

	LVIP American Preservation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.040	$ 9.152	$ 9.108	$ 10.000	$ 10.314
Income (loss) from investment operations:
Net investment income[1]	0.351	0.360	0.282	0.164	0.055
Net realized and unrealized gain (loss)	0.172	(0.097)	0.059	(0.862)	(0.143)
Total from investment operations	0.523	0.263	0.341	(0.698)	(0.088)
Less dividends and distributions from:
Net investment income	(0.332)	(0.375)	(0.295)	(0.169)	(0.226)
Net realized gain	—	—	—	(0.023)	—
Return of capital	—	—	(0.002)	(0.002)	—
Total dividends and distributions	(0.332)	(0.375)	(0.297)	(0.194)	(0.226)
Net asset value, end of period	$ 9.231	$ 9.040	$ 9.152	$ 9.108	$ 10.000
Total return[2]	5.80%	2.88%	3.74%	(6.97%)	(0.86%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$592,323	$603,199	$639,247	$678,238	$779,341
Ratio of expenses to average net assets[3]	0.59%	0.59%	0.59%	0.59%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	3.77%	3.89%	3.07%	1.73%	0.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.70%	3.82%	3.00%	1.66%	0.44%
Portfolio turnover	13%	32%	10%	45%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
16

Lincoln Variable Insurance Products Trust
LVIP American Funds Vanguard Active Passive Growth Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Funds Vanguard Active Passive Growth Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Funds Vanguard Active Passive Growth Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP American Funds Vanguard Active Passive Growth Fund (the “Fund”) is to seek to provide long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	1.91%	1.91%
Acquired Fund Fees and Expenses (AFFE)	0.25%	0.25%
Total Annual Fund Operating Expenses (including AFFE)[1]	2.41%	2.76%
Less Expense Reimbursement[2]	(1.74%)	(1.74%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.67%	1.02%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.42% of the Fund’s average daily net assets for the Standard Class (and 0.77% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least July 1, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$68	$584	$1,127	$2,613
Service Class	$104	$691	$1,304	$2,962
LVIP American Funds Vanguard Active Passive Growth Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in mutual funds and exchange-traded funds (“ETFs”) (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds include American Funds® mutual funds, Capital Group ETFs, and Vanguard ETFs. The Fund, under normal circumstances, invests approximately 80% of its assets in Underlying Funds that invest primarily in equity securities (stocks) and approximately 20% of its assets in Underlying Funds that invest primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing active or passive (i.e., index funds or rules-based strategy funds) investment styles. The Underlying Funds are series of the American Funds® and Vanguard families of funds, including both open-end funds and exchange-traded funds. They can include passive investment styles as well as actively managed investment styles. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including medium-cap companies and those with growth and value characteristics. Foreign equity securities may include companies in emerging markets. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
The Fund allocates a smaller percentage of assets to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced (TBA) contracts). Domestic fixed income securities also include high yield securities (otherwise known as “junk” bonds) and securities backed by the U.S. Treasury. In addition, Underlying Funds may hold foreign fixed income securities. Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
On at least an annual basis, the Adviser will reassess and may make tactical revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment style factors (such as momentum and market trends) and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics (such as management style, market capitalization and growth or value orientation) and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
2LVIP American Funds Vanguard Active Passive Growth Fund

•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often
LVIP American Funds Vanguard Active Passive Growth Fund3

considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund commenced operations on May 27, 2025. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2025
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2025
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2025
4LVIP American Funds Vanguard Active Passive Growth Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP American Funds Vanguard Active Passive Growth Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to provide long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The fund invests substantially all of its assets in mutual funds and ETFs (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds include American Funds® mutual funds, Capital Group ETFs and Vanguard ETFs. The Fund, under normal circumstances, invests approximately 80% of its assets are in Underlying Funds that invest primarily in equity securities (stocks) and approximately 20% of its assets in Underlying Funds that invest primarily in fixed income securities (bonds).
Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing active or passive (i.e., index funds or rules-based strategy funds) investment styles. The Underlying Funds are series of the American Funds® and Vanguard families of funds, including both open-end funds and ETFs. They can include passive investment styles as well as actively managed investment styles. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including medium-cap companies and those with growth and value characteristics. Foreign equity securities may include companies in emerging markets. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Growth Stocks: Growth stocks are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets, and securities that are rated Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation or are unrated but determined to be of equivalent quality by the Underlying Fund's investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. Emerging market stocks are issued by companies from an emerging market country. An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase.
The Fund allocates a smaller percentage of assets to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating.
The domestic fixed income securities also include high yield securities (otherwise known as “junk” bonds) and securities backed by the U.S. Treasury. In addition, Underlying Funds may hold foreign fixed income securities. Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, so that principal and interest adjust to reflect changes in the index.
On at least an annual basis, the Adviser will reassess and may make tactical revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
6

The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment style factors (such as momentum and market trends) and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics (such as management style, market capitalization, and growth or value orientation) and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on
7

the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the
8

S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
9

Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but
10

could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
11

Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.25% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Manager	Jay Shearon, Jason Forsythe and Alex Zeng are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
12

In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
13

The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	Standard Class	Service Class
	6/2/25[1] to 12/31/25	6/2/25[1] to 12/31/25
Net asset value, beginning of period	$ 10.000	$ 10.000
Income from investment operations:
Net investment income[2]	0.127	0.106
Net realized and unrealized gain	1.171	1.169
Total from investment operations	1.298	1.275
Less dividends and distributions from:
Net investment income	(0.067)	(0.054)
Total dividends and distributions	(0.067)	(0.054)
Net asset value, end of period	$11.231	$11.221
Total return[3]	12.98%	12.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$13,589
Ratio of expenses to average net assets[4]	0.42%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.16%	2.51%
Ratio of net investment income to average net assets	2.00%	1.65%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.26%	(0.09%)
Portfolio turnover	19%	19%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
16

Lincoln Variable Insurance Products Trust
LVIP Baron Growth Opportunities Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Baron Growth Opportunities Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Baron Growth Opportunities Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Baron Growth Opportunities Fund (the “Fund”) is to seek capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.07%	1.32%
Less Fee Waiver[1]	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.90%	1.15%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.11% on the first $250 million of the Fund's average daily net assets; 0.16% on the next $250 million of the Fund's average daily net assets; 0.21% on the next $200 million of the Fund's average daily net assets; 0.22% on the next $50 million of the Fund's average daily net assets; and 0.27% in excess of $750 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$92	$323	$574	$1,290
Service Class	$117	$402	$707	$1,575
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
LVIP Baron Growth Opportunities Fund1

Principal Investment Strategies
BAMCO, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, invests primarily by purchasing equity securities issued by U.S. growth companies that, at the time of purchase, are small-sized companies. The Sub-Adviser defines small-sized companies as those with market capitalizations up to the largest market cap stock in the Russell 2000® Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Fund may continue to hold investments after their issuers exceed these market cap limits, so securities of mid-sized companies may constitute a substantial portion of the Fund’s portfolio.
The Sub-Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Financial Services Sector Risk. The profitability of many types of financial services companies may be adversely affected in certain market cycles. For example, changing interest rates may restrict the availability and increase the cost of capital for these companies. During a general market downturn or other crises affecting the financial services industry, numerous financial services companies may experience substantial declines in the valuations of their assets and/or take actions that may cause their assets to experience dramatic declines in value. In addition, financial services companies often are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
2LVIP Baron Growth Opportunities Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	28.79%
Lowest Quarterly Return	Q1 2020	(23.39%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Baron Growth Opportunities Fund – Standard Class	-9.85%	-0.08%	9.06%
LVIP Baron Growth Opportunities Fund – Service Class	-10.08%	-0.33%	8.78%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: BAMCO, Inc.
Portfolio Manager

BAMCO, Inc. Portfolio Manager	Company Title	Experience with Fund
Neal Rosenberg	Vice President and Portfolio Manager	Since October 2016
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
LVIP Baron Growth Opportunities Fund3

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Baron Growth Opportunities Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects. This objective is non-fundamental and may be changed without shareholder approval.
BAMCO, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, invests primarily by purchasing equity securities issued by U.S. growth companies that, at the time of purchase, are small-sized companies. The Sub-Adviser defines small-sized companies as those with market capitalizations up to the largest market cap stock in the Russell 2000® Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Fund may continue to hold investments after their issuers exceed these market cap limits, so securities of mid-sized companies may constitute a substantial portion of the Fund’s portfolio.
The Sub-Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Financial Services Sector Risk. The profitability of many types of financial services companies may be adversely affected in certain market cycles. For example, changing interest rates may restrict the availability and increase the cost of capital for these companies. Moreover, when interest rates rise, the value of securities issued by many types of financial services companies generally falls. During
5

a general market downturn or other crises affecting the financial services sector, numerous financial services companies may experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or even declare bankruptcy and/or cease operations. These actions may cause the assets of a financial services company to experience dramatic declines in value. Declining economic conditions may also cause credit losses due to financial difficulties of borrowers. In addition, financial services companies often are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
6

Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio manager are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.84% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
BAMCO, Inc., 767 Fifth Avenue, 49th Floor, New York, New York 10153. BAMCO, Inc. has been responsible for the day-to-day management of the Fund since its inception. As of December 31, 2025, BAMCO, Inc.
managed $38.9 billion in assets.

BAMCO, Inc. Portfolio Manager	Neal Rosenberg is responsible for the day-to-day management of the Fund's assets.

Neal Rosenberg is a Vice President and Portfolio Manager of BAMCO, Inc. Mr. Rosenberg joined BAMCO,
Inc. in 2006 as a research analyst and has 23 years of research experience. Mr. Rosenberg graduated summa cum laude from the Wharton School of the University of Pennsylvania with a B.S. in Economics in
2002 and with an M.B.A. in 2003.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
7

To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
8

Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
9

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Baron Growth Opportunities Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 79.237	$ 75.619	$ 64.976	$ 95.264	$ 81.827
Income (loss) from investment operations:
Net investment income (loss)[1]	0.003	0.314	0.056	0.033	(0.255)
Net realized and unrealized gain (loss)	(7.624)	4.018	11.661	(24.952)	15.744
Total from investment operations	(7.621)	4.332	11.717	(24.919)	15.489
Less dividends and distributions from:
Net investment income	—	(0.371)	—	—	—
Net realized gain	(8.441)	(0.343)	(1.074)	(5.369)	(2.052)
Total dividends and distributions	(8.441)	(0.714)	(1.074)	(5.369)	(2.052)
Net asset value, end of period	$ 63.175	$ 79.237	$ 75.619	$ 64.976	$ 95.264
Total return[2]	(9.85%)	5.71%	18.10%	(25.64%)	19.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,113	$76,537	$72,667	$59,697	$78,495
Ratio of expenses to average net assets	0.90%	0.89%	0.90%	0.92%	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.07%	1.07%	1.07%	1.06%
Ratio of net investment income (loss) to average net assets	0.01%	0.41%	0.07%	0.04%	(0.28%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16%)	0.23%	(0.10%)	(0.11%)	(0.45%)
Portfolio turnover	15%	5%	1%	3%	2%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

10

	LVIP Baron Growth Opportunities Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 75.406	$ 71.993	$ 62.061	$ 91.567	$ 78.916
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.168)	0.114	(0.116)	(0.141)	(0.460)
Net realized and unrealized gain (loss)	(7.240)	3.814	11.122	(23.996)	15.163
Total from investment operations	(7.408)	3.928	11.006	(24.137)	14.703
Less dividends and distributions from:
Net investment income	—	(0.172)	—	—	—
Net realized gain	(8.441)	(0.343)	(1.074)	(5.369)	(2.052)
Total dividends and distributions	(8.441)	(0.515)	(1.074)	(5.369)	(2.052)
Net asset value, end of period	$ 59.557	$ 75.406	$ 71.993	$ 62.061	$ 91.567
Total return[2]	(10.08%)	5.44%	17.81%	(25.83%)	18.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$640,188	$752,442	$806,286	$709,587	$969,345
Ratio of expenses to average net assets	1.15%	1.14%	1.15%	1.17%	1.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.32%	1.32%	1.32%	1.32%	1.31%
Ratio of net investment income (loss) to average net assets	(0.24%)	0.16%	(0.18%)	(0.21%)	(0.53%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.41%)	(0.02%)	(0.35%)	(0.36%)	(0.70%)
Portfolio turnover	15%	5%	1%	3%	2%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
12

Lincoln Variable Insurance Products Trust
LVIP BlackRock Dividend Value Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP BlackRock Dividend Value Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is to seek reasonable income by investing primarily in income-producing equity securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.07%	0.07%
Total Annual Fund Operating Expenses	0.78%	1.03%
Less Fee Waiver[2]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.63%	0.88%
1
Other Expenses have been restated to reflect current fees.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.125% on the first $750 million of the Fund’s average daily net assets; and 0.160% of the Fund’s average daily net assets in excess of $750 million. This agreement will continue through at least August 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$64	$234	$419	$952
Service Class	$90	$313	$554	$1,246
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
LVIP BlackRock Dividend Value Managed Volatility Fund1

Principal Investment Strategies
The Fund, under normal circumstances, seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. BlackRock Investment Management LLC (“BlackRock”) serves as the Fund’s sub-adviser. BlackRock is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to each investment strategy. The Adviser allocates approximately 75% of the portion of the Fund’s assets not subject to the overlay to the “equity dividend” strategy and approximately 25% of the portion of the Fund’s assets not subject to the overlay to the “select dividend” strategy. These allocations are subject to change at the sole discretion of the Adviser.
The Fund generally will employ a value-oriented analysis and, under normal circumstances, will invest at least 80% of its net assets in large capitalization, dividend paying, equity securities. The Fund may invest in securities of companies with any market capitalization, but generally focuses on large-cap securities. The Fund also may invest in convertible securities and non-convertible preferred stock. Equity securities include common stock (both growth and value stocks), preferred stock, or securities convertible into common stock. The Fund may invest up to 25% of the Fund’s assets in securities of foreign issuers. The Fund may invest in securities from any country, including emerging markets. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities (but rather deemed to be U.S. securities) if (i) the company’s principal operations are conducted from the U.S., (ii) the company’s equity securities trade principally on a U.S. stock exchange, (iii) the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark index.
For the “equity dividend” strategy, BlackRock selects investments that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both, instead of those that will favor current income over capital appreciation.
For the “select dividend” strategy, BlackRock uses a quantitative, index-oriented approach to replicate the securities included in the Dow Jones US Dividend 100 Index, which measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
2LVIP BlackRock Dividend Value Managed Volatility Fund

•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or
LVIP BlackRock Dividend Value Managed Volatility Fund3

other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	17.48%
Lowest Quarterly Return	Q1 2020	(17.72%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP BlackRock Dividend Value Managed Volatility Fund – Standard Class	11.84%	10.41%	8.97%
LVIP BlackRock Dividend Value Managed Volatility Fund – Service Class	11.56%	10.13%	8.70%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
4LVIP BlackRock Dividend Value Managed Volatility Fund

Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

BlackRock Portfolio Managers	Company Title	Experience with Fund
Cem Inal	Managing Director	Since November 2025
Jennifer Hsui	Managing Director	Since June 2025
Peter Sietsema	Director and Senior Portfolio Manager	Since January 2023
David Zhao	Managing Director	Since September 2017

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP BlackRock Dividend Value Managed Volatility Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek reasonable income by investing primarily in income-producing equity securities. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. BlackRock Investment Management LLC (“BlackRock”) serves as the Fund’s sub-adviser. BlackRock is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to each investment strategy. The Adviser allocates approximately 75% of the portion of the Fund’s assets not subject to the overlay to the “equity dividend” strategy and approximately 25% of the portion of the Fund’s assets not subject to the overlay to the “select dividend” strategy. These allocations are subject to change at the discretion of the Adviser.
The Fund generally will employ a value-oriented analysis and, under normal circumstances, will invest at least 80% of its net assets in large capitalization, dividend paying, equity securities. The Fund may invest in securities of companies with any market capitalization, but generally focuses on large-cap securities. The Fund also may invest in convertible securities and non-convertible preferred stock. Equity securities include common stock (both growth and value stocks), preferred stock, or securities convertible into common stock. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (“debt security convertibles”) or dividends (“preferred stock”). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock also may be convertible into common stock. The Fund may invest up to 25% of the Fund’s assets in securities of foreign issuers. The Fund may invest in securities from any country, including emerging markets. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities (but rather deemed to be U.S. securities) if (i) the company’s principal operations are conducted from the U.S., (ii) the company’s equity securities trade principally on a U.S. stock exchange, (iii) the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark index.
For the “equity dividend” strategy, BlackRock selects investments that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both, instead of those that will favor current income over capital appreciation.
For the “select dividend” strategy, BlackRock uses a quantitative, index-oriented approach to replicate the securities included in the Dow Jones US Dividend 100 Index, which measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
6

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in dividend paying securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
7

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by
8

national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
9

Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Advisers: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-advisers, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.57% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-advisers.

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

10

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
BlackRock Investment Management, LLC (“BlackRock”) is located at 100 Bellevue Parkway, Wilmington,
DE 19809. BlackRock is an indirect, wholly-majority-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $508 billion in assets under management as of December 31, 2025.

BlackRock Portfolio Managers	Cem Inal, Peter Sietsema, Jennifer Hsui and David Zhao are responsible for the day-to-day management of the portion of the Fund's assets allocated to BlackRock.

Cem Inal, is a Managing Director and Portfolio Manager for BlackRock. Mr. Inal is a member of the
Fundamental Equities division of BlackRock’s Portfolio Management Group and Head of the U.S. Income &
Value team. Mr. Inal was previously Chief Investment Officer of US Large Cap Value Equities at Alliance-
Bernstein, where Mr. Inal held that role from 2020 to 2025. Prior to that, Mr. Inal was portfolio manager of
AB US Large Cap Value Equities from 2016 until 2019. Mr. Inal has also served as PM of Global Real
Estate Securities since 2023. Mr. Inal was previously a senior research analyst and leader of the technology sector. Mr. Inal also co-managed the International Small Cap Value service from its inception in
2014 until 2016. Before joining AB in 2003 as a research analyst, Mr. Inal was a vice president at
fusionOne, a communications software provider. Prior to that, Mr. Inal was an engagement manager at
McKinsey & Company and a research engineer at Mitsubishi Electric. Mr. Inal holds a BSE in electrical engineering from Princeton University and an MBA in financial engineering from Cornell University.

Peter Sietsema CFA, is the Head of Sub-Advised, U.S. Institutional, and Canada/LatAM ETF Portfolio
Management and leverages market expertise, a deep understanding of benchmark methodologies, and technology to consistently deliver precise investment performance. Mr. Sietsema earned a B.S. in business administration from California State University, Sacramento, in 2001. He is a CFA charter holder and holds the FINRA Series 7 and 63 licenses.

Jennifer Hsui, CFA, Managing Director, is Global Head of Index Equity Investments within BlackRock
Global Markets & Index Investments (“BGM”). She leads the team responsible for delivering investment quality across roughly $5 trillion of BlackRock’s equity index funds and ETFs. Jennifer is a member of the
BlackRock Global Operating Committee. BlackRock Global Markets and Index Investments provides clients with superior market access and index investment outcomes. Our shared mission across these functions is to deliver investment, trading, financing and risk management excellence for clients every minute of every day, and to champion investor progress by relentlessly pursuing better ways for clients to access expanding investment opportunities. Ms. Hsui’s service with the firm dates back to 2006, including her years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. Prior to her current role, Ms. Hsui was CIO and co-Head of Index Equity, with responsibility for setting direction, establishing policy, and guiding investment decisions across Index Equity products. Prior to joining BGI, she worked as an equity research analyst covering the medical devices industry at RBC Capital Markets. Ms. Hsui earned a BS degree in economics and biology from the University of California, Berkeley.

David Zhao, is a Managing Director and joined BlackRock in 2016. Mr. Zhao is Co-Director of Research for
the US Income & Value pillar within the Fundamental Active Equity business of BlackRock's Active Equities
Group. Mr. Zhao is a Portfolio Manager for the BlackRock Equity Dividend portfolios. He also has partial research coverage for the information technology and communication services sectors. Prior to joining
BlackRock, Mr. Zhao was a Global Equity Senior Research Analyst and Principal at Pzena Investment
Management covering Technology, US Banks/Brokers, Medical Technology, Non-Life Insurance, Financial
Technology and select Industrials. Mr. Zhao holds a B.A. of Arts with degrees in Economics and Computer
Information Systems and graduated Cum Laude from Northwestern University.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

11

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
12

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
13

LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 20.821	$ 20.303	$ 20.596	$ 24.007	$ 20.691
Income (loss) from investment operations:
Net investment income[1]	0.474	0.531	0.521	0.461	0.407
Net realized and unrealized gain (loss)	1.958	1.807	1.317	(1.130)	4.367
Total from investment operations	2.432	2.338	1.838	(0.669)	4.774
Less dividends and distributions from:
Net investment income	(0.478)	(0.609)	(0.538)	(0.501)	(0.510)
Net realized gain	(0.695)	(1.211)	(1.593)	(2.241)	(0.948)
Total dividends and distributions	(1.173)	(1.820)	(2.131)	(2.742)	(1.458)
Net asset value, end of period	$ 22.080	$ 20.821	$ 20.303	$ 20.596	$ 24.007
Total return[2]	11.84%	11.50%	9.39%	(2.28%)	23.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$302,971	$294,432	$291,082	$286,139	$320,848
Ratio of expenses to average net assets	0.64%	0.64%	0.65%	0.64%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.79%	0.79%	0.79%	0.78%
Ratio of net investment income to average net assets	2.21%	2.45%	2.52%	2.02%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	2.30%	2.38%	1.87%	1.56%
Portfolio turnover	73%	41%	35%	40%	37%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

15

	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 20.730	$ 20.220	$ 20.524	$ 23.935	$ 20.634
Income (loss) from investment operations:
Net investment income[1]	0.419	0.474	0.467	0.402	0.345
Net realized and unrealized gain (loss)	1.945	1.799	1.309	(1.126)	4.352
Total from investment operations	2.364	2.273	1.776	(0.724)	4.697
Less dividends and distributions from:
Net investment income	(0.429)	(0.552)	(0.487)	(0.446)	(0.448)
Net realized gain	(0.695)	(1.211)	(1.593)	(2.241)	(0.948)
Total dividends and distributions	(1.124)	(1.763)	(2.080)	(2.687)	(1.396)
Net asset value, end of period	$ 21.970	$ 20.730	$ 20.220	$ 20.524	$ 23.935
Total return[2]	11.56%	11.22%	9.12%	(2.53%)	22.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,729,010	$1,421,903	$1,481,816	$1,452,868	$1,641,353
Ratio of expenses to average net assets	0.89%	0.89%	0.90%	0.89%	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.04%	1.04%	1.04%	1.03%
Ratio of net investment income to average net assets	1.96%	2.20%	2.27%	1.77%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.81%	2.05%	2.13%	1.62%	1.31%
Portfolio turnover	73%	41%	35%	40%	37%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP BlackRock Global Allocation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP BlackRock Global Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP BlackRock Global Allocation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP BlackRock Global Allocation Fund (the “Fund”) is to seek high total investment return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.11%	0.11%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.75%	1.00%
Less Expense Reimbursement[2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.72%	0.97%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and Interest Expense) exceed 0.71% of the Funds average daily net assets for the Standard Class (and 0.96% for Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$74	$237	$414	$928
Service Class	$99	$315	$550	$1,222
LVIP BlackRock Global Allocation Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing in both equity and debt securities, including money market securities and other short-term securities or instruments, of issuers located around the world.
Lincoln Financial Investments Corporation serves as the Fund’s investment adviser. BlackRock Investment Management, LLC (“BlackRock” or “Sub-Adviser”) serves as the Fund’s sub-adviser. In managing the Fund, BlackRock utilizes affiliated sub-sub-advisers, BlackRock International Limited and BlackRock (Singapore) Limited, which are subsidiaries of BlackRock (collectively, the “Sub-Adviser”). The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Sub-Adviser believes are undervalued. The Fund may buy debt securities of varying maturities, debt securities paying a ﬁxed or ﬂuctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inﬂation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. In addition, the Fund may invest up to 35% of its total assets in below investment grade securities (otherwise known as “junk” bonds), corporate loans, and distressed securities. The Fund may also invest in real estate investment trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds, or convertible bonds issued by REITs or companies that mine precious metals.
When choosing investments, BlackRock considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversiﬁcation across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest. This ﬂexibility allows the Sub-Adviser to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Fund’s objective. The Fund may invest in the securities of companies of any market capitalization.
Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Fund may emphasize foreign securities when the Sub-Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Sub-Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund will also invest in non-U.S. currencies. The Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook.
The Fund’s composite benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index.
Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers which primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries including the United States (but in no less than three different countries). For temporary defensive purposes, the Fund may deviate very substantially from the allocation described above.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may invest in indexed securities and inverse securities. The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in LVIP BlackRock Global Allocation Fund Cayman, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund formed
2LVIP BlackRock Global Allocation Fund

in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including ﬁxed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments.
The Fund may engage in frequent and active trading of its portfolio investments.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed income are subject to varying levels of credit risk, interest rate risk, liquidity risk and volatility.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
LVIP BlackRock Global Allocation Fund3

•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid.
•
Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Commodities-Related Investment Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investing in commodities, including through commodity-linked derivative instruments is speculative. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts or other derivatives on the relevant commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
•
Commodity-Related Subsidiary Tax Risk. The Fund will have exposure to commodity-related instruments through its investments and other derivatives through a wholly-owned subsidiary of the Fund (“Subsidiary”) established in the Cayman Islands. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might not qualify as a regulated investment company and therefore, would be subject to federal income tax at the Fund level.
4LVIP BlackRock Global Allocation Fund

•
Subsidiary Risk. By investing in a subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Fund.
•
Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A fund that invests in distressed securities will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. Consequently, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
•
Structured Notes Risk. Structured notes and other related instruments are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes a fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
•
Warrants Risk. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Short Sale Risk. Short sale strategies entail certain unique risks. Short sales involve the risk of loss by buying a security at a higher price than the price at which the Fund previously sold the security short. Because a loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
LVIP BlackRock Global Allocation Fund5

•
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	14.71%
Lowest Quarterly Return	Q1 2020	(12.65%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	Since Inception	Inception Date
LVIP BlackRock Global Allocation Fund – Standard Class	18.71%	6.10%	8.57%	4/29/2019
LVIP BlackRock Global Allocation Fund – Service Class	18.41%	5.84%	8.32%	4/29/2019
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.69%
BlackRock Global Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	17.83%	6.72%	8.33%
1
The LVIP BlackRock Global Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 36% S&P 500® Index, 24% FTSE World (Ex US) Index, 24% ICE Bank of America 5-year U.S. Treasury Bond Index, and 16% FTSE Non-U.S. Dollar World Government Bond Index. The LVIP BlackRock Global Allocation Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
6LVIP BlackRock Global Allocation Fund

Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)
Investment Sub-Sub-Adviser: BlackRock Singapore Limited
Investment Sub-Sub-Adviser: BlackRock International Limited
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2022
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022

BlackRock Portfolio Managers	Company Title	Experience with Fund
Rick Rieder	Managing Director	Since April 2019
Russ Koesterich, CFA	Managing Director	Since April 2019
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP BlackRock Global Allocation Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek high total investment return. This objective is non-fundamental and may be changed without shareholder approval.
The Fund pursues its investment objective by investing in both equity and debt securities, including money market securities and other short-term securities or instruments, of issuers located around the world.
Lincoln Financial Investments Corporation serves as the investment adviser to the Fund. BlackRock Investment Management, LLC (“BlackRock” or “Sub-Adviser”) serves as the Fund’s sub-adviser. In managing the Fund, BlackRock utilizes affiliated sub-sub-advisers, BlackRock International Limited and BlackRock (Singapore) Limited, which are subsidiaries of BlackRock (collectively, the “Sub-Adviser”). The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Sub-Adviser believes are undervalued. The Fund may buy debt securities of varying maturities, debt securities paying a ﬁxed or ﬂuctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inﬂation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. In addition, the Fund may invest up to 35% of its total assets in below investment grade securities (otherwise known as “junk” bonds), corporate loans, and distressed securities.
The Fund may also invest in real estate investment trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds, or convertible bonds issued by REITs or companies that mine precious metals. REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classiﬁed as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.
When choosing investments, BlackRock considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversiﬁcation across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest. This ﬂexibility allows the Sub-Adviser to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Fund’s objective. The Fund may invest in the securities of companies of any market capitalization.
Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Fund may emphasize foreign securities when the Sub-Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Sub-Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund will also invest in non-U.S. currencies. The Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook.
The Fund’s composite benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index.
Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers which primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.
8

The Fund may invest in individual securities, baskets of securities or particular measurements of value or rate, and may consider a variety of factors and systematic inputs. The Sub-Adviser may employ derivatives for a variety of reasons, including but not limited to, adjusting the Fund’s exposures to markets, sectors, asset classes and securities. As a result, the economic exposure of the Fund to any particular market, sector, or asset class may vary relative to the market value of any particular exposure.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may invest in indexed securities and inverse securities. The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in LVIP BlackRock Global Allocation Fund Cayman, Ltd (the “Subsidiary”), a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including ﬁxed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments.
The Fund may engage in frequent and active trading of its portfolio investments.
The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Adviser and sub-adviser, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the Statement of Additional Information (“SAI”). The Fund’s Chief Compliance Ofﬁcer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Board regarding the Subsidiary’s compliance with its policies and procedures. The Fund and Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as the Fund.
The Adviser provides investment management and other services to the Subsidiary. BlackRock serves as sub-adviser to the Subsidiary. Neither the Adviser nor BlackRock receives separate compensation from the Subsidiary for providing it with investment management or administrative services. However, the Fund pays the Adviser based on the Fund’s assets, including the assets invested in the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody and audit services with the same or with afﬁliates of the same service providers that provide those services to the Fund.
The ﬁnancial statements of the Subsidiary will be consolidated with the Fund’s ﬁnancial statements in the Fund’s Annual and Semi-Annual Reports. The Fund’s Annual and Semi-Annual Reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus.
Please refer to the SAI for additional information about the organization and management of the Subsidiary.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
9

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed nicome are subject to varying levels of credit risk, interest rate risk, and liquidity risk. At times, participants in bond markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt
10

instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular bonds or in the overall bond markets and the related derivatives markets, which could hamper the ability to sell the bond investments or to find and purchase suitable investments.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid. Although certain loans are secured by collateral, there could be delays or limitations in realizing on such collateral or the collateral holder’s interest may be subordinated to other indebtedness of the obligor. Economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some loans and certain loans may be subject to restrictions upon resale. The inability to dispose of loans in a timely fashion could result in losses.
Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risk as apply to the underlying security.
11

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased;
12

and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Commodities-Related Investment Risks. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. In addition, the Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total return swaps, commodity-linked futures, and options thereon, is speculative.
The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts or other derivatives on the relevant commodity.
Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
Commodity-Related Subsidiary Tax Risk. The Fund will have exposure to commodity-related instruments through its investments and other derivatives through a wholly-owned subsidiary of the Fund (“Subsidiary”) established in the Cayman Islands. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might not qualify as a regulated investment company and therefore, would be subject to federal income tax at the Fund level. The Internal Revenue Service (IRS) has issued a number of private letter rulings to other mutual funds, upon which the Fund cannot rely, which indicate that income from a fund’s investment in a wholly owned foreign subsidiary that invests in commodity-linked derivatives instruments, such as the Subsidiary, constitutes qualifying income. However, the IRS suspended the issuance of further such rulings in 2011 pending a review of its position. The Underlying Portfolio intends to treat the income from its investment in the Subsidiary as qualifying income realized in connection with the investment in the stock of the Subsidiary. There can be no assurance that this position will be accepted by the IRS or, if challenged, by a court. Moreover, if the IRS were to issue guidance, or Congress were to enact legislation, that adversely affects the tax treatment of the Underlying Portfolio’s investment in the Subsidiary (which guidance might be applied retroactively to the Underlying Portfolio’s investment in the Subsidiary), it could limit the Fund’s ability to pursue its investment strategy. In this event, the Fund’s board of trustees may authorize a change in investment strategy. The Fund also may incur transaction and other costs to comply with any guidance from the IRS. The Underlying Portfolio also intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company.
Subsidiary Risk. By investing in a subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Fund.
Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A fund that invests in distressed securities will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. Consequently, the fund may
13

incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Structured Notes Risk. Structured notes and other related instruments are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes a fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Warrants Risk. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
14

Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Short Sale Risk. Short sale strategies entail certain unique risks. When selling a security short, the Fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short.
In addition, if the Fund had to deliver the securities sold short when other short sellers of the security also want to close out their positions, a “short squeeze” can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund’s loss on a long position arises from decreases in the value of the security and therefore is limited because the security’s value cannot drop below zero. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
15

Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio manager are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.63% of the Fund's average net assets).
LFI Portfolio Managers	Jay Shearon, Jason Forsythe and Alex Zeng are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
BlackRock Investment Management, LLC (“BlackRock”) is located at 100 Bellevue Parkway, Wilmington,
DE 19809. BlackRock is an indirect, wholly-majority-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $508 billion in assets under management as of December 31, 2025.

16

Sub-Sub-Adviser
BlackRock Singapore Limited (“BSL”) is located at Twenty Anson, #18-01 20 Anson Road, Singapore
079912. BSL is domiciled in Singapore and regulated by the Monetary Authority of Singapore. BSL has been managing collective investment schemes or discretionary funds since 2001. BSL is a wholly owned indirect subsidiary of BlackRock, Inc. (“BlackRock”), one of the largest publicly traded investment management firms in the United States. BlackRock had approximately $14.04 trillion in assets under management as of December 31, 2025.

Sub-Sub-Adviser
BlackRock International Limited (“BIL”) is located at Exchange Place One, 1 Semple Street, Edinburgh EH3
8BL, Scotland. BIL is a wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), one of the largest publicly traded investment management firms in the United States. BlackRock had approximately $14.04 trillion in assets under management as of December 31, 2025.

BlackRock Portfolio Managers	Rick Rieder and Russ Koesterich are jointly and primarily responsible for the day to day management of the Fund’s assets.

Rick Rieder is a Managing Director of BlackRock and joined BlackRock in 2009. He is BlackRock's Chief
Investment Officer of Global Fixed Income, Head of Global Allocation Investment Team, a member of
BlackRock's Global Operating Committee, and Chairman of the firm-wide BlackRock Investment Council.
Mr. Rieder holds a B.B.A. degree in Finance from Emory University and an M.B.A. from The Wharton
School of the University of Pennsylvania.

Russ Koesterich, CFA, JD, is a Managing Director of BlackRock and a Portfolio Manager on the Global
Allocation team. He joined BlackRock in 2005. Mr. Koesterich earned a B.A. in history from Brandeis
University, a J.D. from Boston College and an M.B.A. from Columbia University. He is a Chartered Financial
Analyst® (CFA) Charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
17

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
18

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
19

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP BlackRock Global Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.135	$ 11.490	$ 10.396	$ 12.691	$ 12.412
Income (loss) from investment operations:
Net investment income[1]	0.295	0.330	0.303	0.176	0.143
Net realized and unrealized gain (loss)	1.958	0.774	1.104	(2.136)	0.786
Total from investment operations	2.253	1.104	1.407	(1.960)	0.929
Less dividends and distributions from:
Net investment income	(0.365)	(0.163)	(0.292)	(0.039)	(0.198)
Net realized gain	(0.460)	(0.296)	—	(0.296)	(0.452)
Return of capital	—	—	(0.021)	—	—
Total dividends and distributions	(0.825)	(0.459)	(0.313)	(0.335)	(0.650)
Net asset value, end of period	$ 13.563	$ 12.135	$ 11.490	$ 10.396	$ 12.691
Total return[2]	18.71%	9.51%	13.62%	(15.38%)	7.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,259,205	$1,194,873	$1,197,258	$1,154,002	$929,686
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.75%[3]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.73%	0.75%	0.81%
Ratio of net investment income to average net assets	2.26%	2.70%	2.77%	1.62%	1.11%[4]
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.23%	2.67%	2.75%	1.58%	1.05%
Portfolio turnover	128%	149%	212%	144%[5]	136%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 0.73%.
[4]	The ratio of net investment income to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 1.16%.
[5]	PTO excludes purchases from the in-kind and merger.
20

	LVIP BlackRock Global Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.131	$ 11.486	$ 10.392	$ 12.699	$ 12.416
Income (loss) from investment operations:
Net investment income[1]	0.262	0.299	0.275	0.144	0.113
Net realized and unrealized gain (loss)	1.954	0.773	1.102	(2.131)	0.788
Total from investment operations	2.216	1.072	1.377	(1.987)	0.901
Less dividends and distributions from:
Net investment income	(0.331)	(0.131)	(0.263)	(0.024)	(0.166)
Net realized gain	(0.460)	(0.296)	—	(0.296)	(0.452)
Return of capital	—	—	(0.020)	—	—
Total dividends and distributions	(0.791)	(0.427)	(0.283)	(0.320)	(0.618)
Net asset value, end of period	$ 13.556	$ 12.131	$ 11.486	$ 10.392	$ 12.699
Total return[2]	18.41%	9.23%	13.35%	(15.58%)	7.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$867,435	$840,595	$896,585	$900,405	$14
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	1.00%[3]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.99%	0.98%	1.00%	1.06%
Ratio of net investment income to average net assets	2.01%	2.45%	2.52%	1.37%	0.87%[4]
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.98%	2.42%	2.50%	1.33%	0.81%
Portfolio turnover	128%	149%	212%	144%[5]	136%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 0.98%.
[4]	The ratio of net investment income to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 0.91%.
[5]	PTO excludes purchases from the in-kind and merger.
21

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
22

Lincoln Variable Insurance Products Trust
LVIP BlackRock Global Allocation Managed Risk Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP BlackRock Global Allocation Managed Risk Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP BlackRock Global Allocation Managed Risk Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP BlackRock Global Allocation Managed Risk Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)	0.69%	0.69%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.92%	1.27%
Less Fee Waiver[2]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.84%	1.19%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.075% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$86	$285	$501	$1,124
Service Class	$121	$395	$689	$1,527
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
LVIP BlackRock Global Allocation Managed Risk Fund1

Principal Investment Strategies
The Fund, under normal circumstances, pursues its investment objective by primarily investing in the LVIP BlackRock Global Allocation Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation. The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure w ith a risk management strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The Underlying Fund invests in a portfolio of equity, debt and money market securities. Generally, the Underlying Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund management believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a ﬁxed or ﬂuctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inﬂation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. In addition, the Underlying Fund may invest up to 35% of its total assets in “junk” bonds, corporate loans and distressed securities. The Underlying Fund may also invest in real estate investment trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITs or companies that mine precious metals.
When choosing investments, the Underlying Fund management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Underlying Fund generally seeks diversiﬁcation across markets, industries and issuers as one of its strategies to reduce volatility. The Underlying Fund has no geographic limits on where it may invest. This ﬂexibility allows the Underlying Fund management to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Underlying Fund’s objective. The Underlying Fund may invest in the securities of companies of any market capitalization.
Generally, the Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the Underlying Fund management expects these investments to outperform U.S. securities. When choosing investment markets, the Underlying Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of the Underlying Fund’s investment strategy. The Underlying Fund will also invest in non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the Underlying Fund management team’s outlook.
The Underlying Fund’s composite Reference Benchmark is an unmanaged weighted index comprised as follows: 36% S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index. The Underlying Fund’s weighting in non-U.S. securities may often exceed the 40% Reference Benchmark weighting. Under normal circumstances, the Underlying Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Underlying Fund management, in which case the Underlying Fund would invest at least 30%) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Underlying Fund considers to be companies that derive at least 50% of their revenue or proﬁts from business outside the United States, or have at least 50% of their sales or assets outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes, the Underlying Fund may deviate very substantially from the allocation described above.
The Underlying Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Underlying Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Underlying Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in LVIP BlackRock Global Allocation Fund Cayman, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Underlying Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-related instruments.
The Fund may engage in frequent and active trading of its portfolio investments.
2LVIP BlackRock Global Allocation Managed Risk Fund

Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures or options contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund’s principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
LVIP BlackRock Global Allocation Managed Risk Fund3

•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
4LVIP BlackRock Global Allocation Managed Risk Fund

•
Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.
•
Structured Notes Risk. Structured notes and other related instruments are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes a fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid.
•
Commodities-Related Investment Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investing in commodities, including through commodity-linked derivative instruments is speculative. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts or other derivatives on the relevant commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
•
Commodity-Related Subsidiary Tax Risk. The Fund will have exposure to commodity-related instruments through its investments and other derivatives through a wholly-owned subsidiary of the Fund (“Subsidiary”) established in the Cayman Islands. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might not qualify as a regulated investment company and therefore, would be subject to federal income tax at the Fund level.
•
Subsidiary Risk. By investing in a subsidiary, a fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Underlying Fund’s subsidiary (the “Subsidiary”) are generally similar to
LVIP BlackRock Global Allocation Managed Risk Fund5

those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund (see “Commodities-Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Underlying Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in the Underlying Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Underlying Fund.
•
Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A fund that invests in distressed securities will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. Consequently, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
•
Warrants Risk. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
•
Precious Metal and Related Securities Risk. Precious metal and related securities prices historically have been very volatile. This high volatility may adversely affect the financial condition of companies involved with precious metals.
•
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
6LVIP BlackRock Global Allocation Managed Risk Fund

•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	9.87%
Lowest Quarterly Return	Q1 2020	(11.69%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP BlackRock Global Allocation Managed Risk Fund – Standard Class	17.11%	4.89%	5.89%
LVIP BlackRock Global Allocation Managed Risk Fund – Service Class	16.72%	4.52%	5.52%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
BlackRock Global Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	17.83%	6.72%	8.19%

The BlackRock Global Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 36% S&P 500® Index , 24% FTSE World (Ex US) Index, 24% ICE Bank of America 5-year U.S. Treasury Bond Index and 16% FTSE Non-U.S. Dollar World Government Bond Index. The BlackRock Global Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the BlackRock Global Allocation Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
LVIP BlackRock Global Allocation Managed Risk Fund7

Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

Milliman Portfolio Managers	Company Title	Experience with Fund
Jeff Greco, FRM	Senior Director – Head of Strategy Research	Since May 2016
Adam Schenck, CFA	Managing Director, Head of Fund Services	Since May 2016
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since April 2021
Ruby Shi	Portfolio Manager	Since August 2019
The individuals responsible for the portfolio management of the Underlying Fund are:

BlackRock Portfolio Managers	Company Title	Experience with Underlying Fund
Rick Rieder	Managing Director	Since May 2019
Russ Koesterich, CFA	Managing Director	Since 2017
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
8LVIP BlackRock Global Allocation Managed Risk Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, pursues its investment objective by investing primarily in the LVIP BlackRock Global Allocation Fund (the “Underlying Fund”) which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation. The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The investment objective of the Underlying Fund is to seek high total investment return. Should the Board of Directors of the Underlying Fund determine that the investment objective of the Underlying Fund be changed, shareholders of the Underlying Fund will be given notice before any such change is effective. However, such change can be effected without shareholder approval.
The Underlying Fund seeks to achieve its objective by investing in both equity and debt securities, including money market securities and other short-term securities or instruments, of issuers located around the world. Generally, the Underlying Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund’s management believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, by foreign governments or international agencies or supra-national entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. In addition, the Underlying Fund may invest up to 35% of its total assets in below investment grade securities (otherwise known as “junk” bonds), corporate loans, and distressed securities.
The Underlying Fund may also invest in REITs and securities related to real assets (like real estate or precious metals-related securities). REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986.
When choosing investments, the Underlying Fund’s management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Underlying Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Underlying Fund has no geographic limits on where it may invest. This flexibility allows the Underlying Fund’s management to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Underlying Fund’s objective. The Underlying Fund may invest in securities of any market capitalization.
Generally, the Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when it expects these investments to outperform U.S. securities. When choosing investment markets, the Underlying Fund’s management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward foreign currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Underlying Fund will also invest in non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the Underlying Fund’s management’s outlook.
The Underlying Fund’s composite Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index. The Underlying Fund’s weighting in non-U.S. securities may often exceed the 40% Reference Benchmark weighting. The Underlying Fund, under normal circumstances, will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Underlying Fund’s management, in which case the Underlying Fund would invest at least 30%) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Underlying Fund considers to be companies that derive at least 50% of their
9

revenue or proﬁts from business outside the United States, or have at least 50% of their sales or assets outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes, the Underlying Fund may deviate very substantially from the allocation described above.
The Underlying Fund may invest in individual securities, baskets of individual securities or particular measurements of value or rate, and may consider a variety of factors and systematic inputs. The Underlying Fund’s management may employ derivatives for a variety of reasons, including but not limited to, adjusting the Underlying Fund’s exposure to markets, sectors, asset classes and securities. As a result, the economic exposure of the Underlying Fund to any particular market, sector, or asset class may vary relative to the market value of any particular exposure.
The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Underlying Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in LVIP BlackRock Global Allocation Fund Cayman, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Underlying Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-related instruments.
The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Underlying Fund. As a result, in managing the Subsidiary’s portfolio, the Subsidiary’s management is subject to the same investment policies and restrictions that apply to the management of the Underlying Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the Underlying Fund’s Statement of Additional Information. The Underlying Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Board of Directors regarding the Subsidiary’s compliance with its policies and procedures. The Underlying Fund and Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as the Underlying Fund.
The Underlying Fund’s management also provides investment management and other services to the Subsidiary, but does not receive separate compensation from the Subsidiary for providing it with such management or administrative services. However, the Underlying Fund pays management based on the Underlying Fund’s assets, including the assets invested in the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to the Underlying Fund.
The financial statements of the Subsidiary will be consolidated with the Underlying Fund’s financial statements in the Underlying Fund’s Form N-CSR. The Underlying Fund’s annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of the Underlying Fund’s prospectus. Please refer to the Underlying Fund’s Statement of Additional Information for additional information about the organization and management of the Subsidiary.
The Underlying Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Underlying Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference).
The Fund may engage in frequent and active trading of portfolio investments.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s the risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s assets will be used for the strategy. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the risk management strategy, Milliman will determine the specific amount of the Fund’s assets to be used on a daily basis. Milliman will be responsible for the day-to-day trading of assets within the risk management strategy as well as the maintenance of the model used in managing the strategy. The Adviser will remain responsible for the oversight of Milliman’s activities, including the approval of any significant changes to the model. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
10

The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Milliman also adjusts futures positions to realign individual hedges when the Adviser rebalances the portfolio’s asset allocation among Underlying Funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman may purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio. Interest rate futures may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund’s principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
11

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees
12

charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency
13

and the amount of securities in the portfolio denominated in that currency. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
14

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant
15

vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risk as apply to the underlying security.
Structured Notes Risk. Structured notes and other related instruments are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes a fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid. Although certain loans are secured by collateral, there could be delays or limitations in realizing on such collateral or the collateral holder’s interest may be subordinated to other indebtedness of the obligor. Economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some loans and certain loans may be subject to restrictions upon resale. The inability to dispose of loans in a timely fashion could result in losses.
Commodities-Related Investment Risks. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. In addition, the Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total return swaps, commodity-linked futures, and options thereon, is speculative.
The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts or other derivatives on the relevant commodity.
16

Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
Commodity-Related Subsidiary Tax Risk. The Fund will have exposure to commodity-related instruments through its investments and other derivatives through a wholly-owned subsidiary of the Fund (“Subsidiary”) established in the Cayman Islands. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might not qualify as a regulated investment company and therefore, would be subject to federal income tax at the Fund level. The Internal Revenue Service (IRS) has issued a number of private letter rulings to other mutual funds, upon which the Fund cannot rely, which indicate that income from a fund’s investment in a wholly owned foreign subsidiary that invests in commodity-linked derivatives instruments, such as the Subsidiary, constitutes qualifying income. However, the IRS suspended the issuance of further such rulings in 2011 pending a review of its position. The Underlying Portfolio intends to treat the income from its investment in the Subsidiary as qualifying income realized in connection with the investment in the stock of the Subsidiary. There can be no assurance that this position will be accepted by the IRS or, if challenged, by a court. Moreover, if the IRS were to issue guidance, or Congress were to enact legislation, that adversely affects the tax treatment of the Underlying Portfolio’s investment in the Subsidiary (which guidance might be applied retroactively to the Underlying Portfolio’s investment in the Subsidiary), it could limit the Fund’s ability to pursue its investment strategy. In this event, the Fund’s board of trustees may authorize a change in investment strategy. The Fund also may incur transaction and other costs to comply with any guidance from the IRS. The Underlying Portfolio also intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company.
Subsidiary Risk. By investing in a subsidiary, a fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Underlying Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund (see “Commodities-Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Underlying Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in the Underlying Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Underlying Fund.
Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A fund that invests in distressed securities will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. Consequently, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Warrants Risk. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Precious Metal and Related Securities Risk. Precious metal and related securities prices historically have been very volatile. This high volatility may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable. This may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
17

Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
18

There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded and/or interest rate futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the risk management strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retraces such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the risk management model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a risk management strategy. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If
19

a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.07% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Jay Shearon, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

20

Milliman Portfolio Managers	Jeff Greco, Adam Schenck, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund's risk management overlay.

Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with
Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program.
Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, joined Milliman in 2005 and is Managing Director, Director of Portfolio Management.
Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA)
Charterholder.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

Underlying Fund Portfolio Managers	Rick Rieder and Russ Koesterich are jointly and primarily responsible for the management of the Underlying Fund’s portfolio.

Rick Rieder is a Managing Director of BlackRock and joined BlackRock in 2009. He is BlackRock's Chief
Investment Officer of Global Fixed Income, Head of Global Allocation Investment Team, a member of
BlackRock's Global Operating Committee, and Chairman of the firm-wide BlackRock Investment Council.
Mr. Rieder holds a B.B.A. degree in Finance from Emory University and an M.B.A. from The Wharton
School of the University of Pennsylvania.

Russ Koesterich, CFA, JD, is a Managing Director of BlackRock and a Portfolio Manager on the Global
Allocation team. He joined BlackRock in 2005. Mr. Koesterich earned a B.A. in history from Brandeis
University, a J.D. from Boston College and an M.B.A. from Columbia University. He is a Chartered Financial
Analyst® (CFA) Charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
21

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
22

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
23

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP BlackRock Global Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.537	$ 10.905	$ 10.027	$ 12.585	$ 12.272
Income (loss) from investment operations:
Net investment income[1]	0.313	0.141	0.253	0.027	0.171
Net realized and unrealized gain (loss)	1.665	0.906	0.916	(2.266)	0.778
Total from investment operations	1.978	1.047	1.169	(2.239)	0.949
Less dividends and distributions from:
Net investment income	(0.705)	(0.415)	(0.273)	(0.319)	(0.636)
Return of capital	—	—	(0.018)	—	—
Total dividends and distributions	(0.705)	(0.415)	(0.291)	(0.319)	(0.636)
Net asset value, end of period	$ 12.810	$ 11.537	$ 10.905	$ 10.027	$ 12.585
Total return[2]	17.11%	9.60%	11.65%	(17.78%)	7.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70	$79	$76	$70	$90
Ratio of expenses to average net assets[3]	0.15%	0.15%	0.14%	0.14%	0.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.23%	0.23%	0.22%	0.22%	0.21%
Ratio of net investment income to average net assets	2.53%	1.21%	2.43%	0.25%	1.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.45%	1.13%	2.35%	0.17%	1.25%
Portfolio turnover	7%	4%	3%	3%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
24

	LVIP BlackRock Global Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.455	$ 10.828	$ 9.959	$ 12.498	$ 12.190
Income (loss) from investment operations:
Net investment income (loss)[1]	0.268	0.099	0.215	(0.011)	0.124
Net realized and unrealized gain (loss)	1.650	0.899	0.906	(2.248)	0.773
Total from investment operations	1.918	0.998	1.121	(2.259)	0.897
Less dividends and distributions from:
Net investment income	(0.658)	(0.371)	(0.234)	(0.280)	(0.589)
Return of capital	—	—	(0.018)	—	—
Total dividends and distributions	(0.658)	(0.371)	(0.252)	(0.280)	(0.589)
Net asset value, end of period	$ 12.715	$ 11.455	$ 10.828	$ 9.959	$ 12.498
Total return[2]	16.72%	9.22%	11.25%	(18.06%)	7.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$625,993	$642,677	$688,999	$709,931	$955,379
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.49%	0.49%	0.48%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.58%	0.58%	0.57%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets	2.18%	0.86%	2.08%	(0.10%)	0.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	2.10%	0.78%	2.00%	(0.18%)	0.90%
Portfolio turnover	7%	4%	3%	3%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
25

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
26

Lincoln Variable Insurance Products Trust
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)	0.10%	0.10%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.43%	0.78%
Less Fee Waiver[2]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.42%	0.77%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.005% of the Fund's average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$43	$137	$240	$541
Service Class	$79	$248	$432	$965
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in iShares exchange-traded funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs. The Underlying ETFs, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Fund, under normal circumstances, through the Underlying ETFs, invests at least 80% of its assets in a portfolio of investments that provides exposure to U.S. securities. The Underlying ETF strategy is sub-advised by BlackRock Investment Management, LLC (“BlackRock”). The Underlying ETFs are managed by BlackRock Fund Advisors.
The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying ETF Allocation Strategy. Under normal circumstances, approximately 70% of the Fund’s Underlying ETF assets are invested primarily in equity securities (stocks) and approximately 30% of the Fund’s Underlying ETF assets are invested primarily in fixed income securities (bonds).
BlackRock develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style. The Fund’s largest allocation is to Underlying ETFs that invest primarily in domestic and foreign equity securities, including securities of small- and medium-capitalization companies and those with growth and value characteristics. Small-capitalization companies generally include companies with market capitalizations similar to those within the Russell 2000® Index or a similar broad-based index, and medium-capitalization companies generally include companies with market capitalizations similar to those within the Russell MidCap® Index or a similar broad-based index. The foreign equity securities held by the Underlying ETFs may include companies in emerging markets. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a larger number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
A smaller allocation is made to Underlying ETFs that invest primarily in domestic and foreign fixed income securities, including mortgage-backed securities, high yield securities (otherwise known as “junk” bonds), and securities backed by the U.S. Treasury.
The financial instruments that are intended to provide exposure similar to the exposure to the Underlying ETFs may include, among other instruments, futures, options, swaps, structured notes and other derivatives.
On at least an annual basis, BlackRock will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying ETFs from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying ETFs to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market. The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying ETF selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment styles and performance of the Underlying ETFs. The Adviser also considers the portfolio characteristics and risk profile for each Underlying ETF over various periods and market environments to assess each Underlying ETF’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
2LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures or options contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund3

•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or
4LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund5

Highest Quarterly Return	Q4 2023	8.90%
Lowest Quarterly Return	Q1 2020	(10.55%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	Since Inception	Inception Date
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund – Standard Class	11.17%	5.36%	6.11%	5/2/2016
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund – Service Class	10.78%	4.99%	5.74%	5/2/2016
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.69%
BlackRock Global Growth ETF Alloc Composite[1] (reflects no deductions for fees, expenses or taxes)	12.83%	6.49%	8.00%
1
The BlackRock Global Growth ETF Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 30% Bloomberg U.S. Aggregate Bond Index, 22% S&P 500® Index, 19% MSCI USA Minimum Volatility Index, 13% MSCI EAFE Minimum Volatility Index, 6% MSCI Emerging Markets Minimum Volatility Index, 5% S&P 400® MidCap Index and 5% Russell 2000® Index. The BlackRock Global Growth ETF Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the BlackRock Global Growth ETF Allocation Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2017
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2017
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

BlackRock Portfolio Managers	Company Title	Experience with Fund
Suzanne Ly, CFA, FRM	Managing Director	Since January 2025
Peter Tsang	Director	Since January 2025

Milliman Portfolio Managers	Company Title	Experience with Fund
Jeff Greco, FRM	Senior Director – Head of Strategy Research	Since May 2016
Adam Schenck, CFA	Managing Director, Head of Fund Services	Since May 2016
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since April 2021
Ruby Shi	Portfolio Manager	Since August 2019
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
6LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital. The objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in iShares exchange-traded funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs. The Underlying ETFs, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Fund, under normal circumstances, through the Underlying ETFs, invests at least 80% of its assets in a portfolio of investments that provides exposure to U.S. securities. The Underlying ETF strategy is sub-advised by BlackRock Investment Management, LLC (“BlackRock”). The Underlying ETFs are managed by BlackRock Fund Advisors.
The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying ETF Allocation Strategy. Under normal circumstances, approximately 70% of the Fund’s Underlying ETF assets are invested primarily in equity securities (stocks) and approximately 30% of the Fund’s Underlying ETF assets are invested primarily in fixed income securities (bonds).
BlackRock develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style. The Fund’s largest allocation is to Underlying ETFs that invest primarily in domestic and foreign equity securities, including securities of small- and medium-capitalization companies and those with growth and value characteristics. Small-capitalization companies generally include companies with market capitalizations similar to those within the Russell 2000® Index or a similar broad-based index, and medium-capitalization companies generally include companies with market capitalizations similar to those within the Russell MidCap® Index or a similar broad-based index. The foreign equity securities held by the Underlying ETFs may include companies in emerging markets. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a larger number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
A smaller allocation will be made to Underlying ETFs that invest primarily in domestic and foreign fixed income securities, including mortgage-backed securities, high yield securities (otherwise known as “junk” bonds), and securities backed by the U.S. Treasury.
The financial instruments that are intended to provide exposure similar to the exposure to the Underlying ETFs may include, among other instruments, futures, options, swaps, structured notes and other derivatives. As a result of the Fund’s use of futures, options, swaps, structured notes and other derivatives, the Fund may also hold U.S. Treasury, short term, or other fixed income investments, including loans and notes to address regulatory requirements.
On at least an annual basis, BlackRock will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying ETFs from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying ETFs to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market. The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying ETF selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment styles and performance of the Underlying ETFs. The Adviser also considers the portfolio characteristics and risk profile for each Underlying ETF over various periods and market environments to assess each Underlying ETF’s suitability as an investment for the Fund. The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Growth Stocks: Growth stocks are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgages, and other assets and securities that are rated Baa by Moody’s Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by the Underlying ETFs’ investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
8

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. Emerging market stocks are issued by companies from an emerging country that may have an unstable government, an economy based on only a few industries and/or securities markets that may have limited liquidity.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s the risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s assets will be used for the strategy. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the risk management strategy, Milliman will determine the specific amount of the Fund’s assets to be used on a daily basis. Milliman will be responsible for the day-to-day trading of assets within the risk management strategy as well as the maintenance of the model used in managing the strategy. The Adviser will remain responsible for the oversight of Milliman’s activities, including the approval of any significant changes to the model. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Milliman also adjusts futures positions to realign individual hedges when the Adviser rebalances the portfolio’s asset allocation among Underlying Funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman may purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio. Interest rate futures may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
9

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
10

Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
11

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian
12

fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or
13

instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded and/or interest rate futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the risk management strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retraces such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the risk management model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a risk management strategy. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not
14

track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Advisers: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund or the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-advisers and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.24% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Jay Shearon, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.
15

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

Sub-Adviser
BlackRock Investment Management, LLC (“BlackRock”) is located at 100 Bellevue Parkway, Wilmington,
DE 19809. BlackRock is an indirect, wholly-majority-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $508 billion in assets under management as of December 31, 2025.

BlackRock Portfolio Managers	Suzanne Ly and Peter Tsang are responsible for the day-to-day management of the Fund's risk management overlay.

Suzanne Ly, CFA, FRM, is Global Head of Model Portfolio Management within the Multi-Asset Strategies
& Solutions group. The Multi-Asset Strategies & Solutions (MASS) team is the investment group at the heart of BlackRock's portfolio construction, asset allocation, and active management ecosystem. MASS draws on the full toolkit of BlackRock's index, factor, and alpha-seeking investment capabilities to deliver precise investment outcomes and cutting-edge alpha insights. MASS constructs active asset allocation strategies and whole portfolio solutions across a wide spectrum of commingled funds, separate accounts, model portfolios, and outsourcing solutions in the wealth and institutional channels. Suzanne went through the Grande Ecole system in France and earned a graduate degree in Business Management from
ESSEC Business School.

Peter Tsang, CAIA, is a Director who leads the US Index Asset Allocation team within the MASS PM team for Multi-Asset Strategies & Solutions. The Multi-Asset Strategies & Solutions (MASS) team is the investment group at the heart of BlackRock's portfolio construction, asset allocation, and active management ecosystem. MASS draws on the full toolkit of BlackRock’s index, factor, and alpha-seeking investment capabilities to deliver precise investment outcomes and cutting-edge alpha insights. MASS constructs active asset allocation strategies and whole portfolio solutions across a wide spectrum of commingled funds, separate accounts, model portfolios, and outsourcing solutions in the wealth and institutional channels. Mr. Tsang earned a BA degree in Economics from UC Berkeley and an MBA degree from Berkeley Haas.

Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Jeff Greco, Adam Schenck, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund's risk management overlay.
16

Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with
Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program.
Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, joined Milliman in 2005 and is Managing Director, Director of Portfolio Management.
Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA)
Charterholder.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do
17

not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class
18

shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
19

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. The total return in these financial highlights reflects the return set forth in the Fund’s most recent annual report, which may differ slightly from the total return in the bar chart and table in this prospectus as a result of adjustments for financial reporting purposes. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.735	$ 11.749	$ 10.747	$ 13.578	$ 12.586
Income (loss) from investment opera- tions:
Net investment income[1]	0.296	0.281	0.242	0.182	0.161
Net realized and unrealized gain (loss)	1.122	1.030	1.014	(2.429)	1.426
Total from investment operations	1.418	1.311	1.256	(2.247)	1.587
Less dividends and distributions from:
Net investment income	(0.295)	(0.296)	(0.254)	(0.181)	(0.171)
Net realized gain	(0.309)	(0.029)	—	(0.403)	(0.424)
Total dividends and distributions	(0.604)	(0.325)	(0.254)	(0.584)	(0.595)
Net asset value, end of period	$ 13.549	$ 12.735	$ 11.749	$ 10.747	$ 13.578
Total return[2]	11.17%	11.17%	11.68%	(16.52%)	12.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,893	$60,575	$54,324	$47,102	$51,501
Ratio of expenses to average net assets[3]	0.32%	0.32%	0.32%	0.31%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.33%	0.33%	0.33%	0.32%	0.31%
Ratio of net investment income to average net assets	2.22%	2.23%	2.16%	1.55%	1.21%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	2.21%	2.22%	2.15%	1.54%	1.20%
Portfolio turnover	7%	6%	4%	5%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
20

	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.717	$ 11.731	$ 10.732	$ 13.557	$ 12.569
Income (loss) from investment operations:
Net investment income[1]	0.248	0.236	0.202	0.141	0.114
Net realized and unrealized gain (loss)	1.118	1.028	1.009	(2.424)	1.423
Total from investment operations	1.366	1.264	1.211	(2.283)	1.537
Less dividends and distributions from:
Net investment income	(0.247)	(0.249)	(0.212)	(0.139)	(0.125)
Net realized gain	(0.309)	(0.029)	—	(0.403)	(0.424)
Total dividends and distributions	(0.556)	(0.278)	(0.212)	(0.542)	(0.549)
Net asset value, end of period	$ 13.527	$ 12.717	$ 11.731	$ 10.732	$ 13.557
Total return[2]	10.78%	10.79%	11.29%	(16.81%)	12.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$387,428	$385,804	$393,684	$387,868	$500,084
Ratio of expenses to average net assets[3]	0.67%	0.67%	0.67%	0.66%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.68%	0.68%	0.68%	0.67%	0.66%
Ratio of net investment income to average net assets	1.87%	1.88%	1.81%	1.20%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	1.86%	1.87%	1.80%	1.19%	0.85%
Portfolio turnover	7%	6%	4%	5%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
21

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
22

Lincoln Variable Insurance Products Trust
LVIP BlackRock Inflation Protected Bond Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP BlackRock Inflation Protected Bond Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses	0.85%	1.10%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$87	$271	$471	$1,049
Service Class	$112	$350	$606	$1,340
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218% of the average value of its portfolio.
Principal Investment Strategies
BlackRock Financial Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, invests at least 80% of its net assets in inflation-protected debt securities (or securities with similar economic characteristics). These securities include inflation-indexed bonds of varying maturities issued by the U.S., non-U.S. governments, and their agencies or instrumentalities. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed to be of comparable quality. Up to 20% of the Fund’s net assets may be
LVIP BlackRock Inflation Protected Bond Fund1

invested in sectors outside the Fund’s benchmark index, the Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged (the “Index”). The Fund seeks to maintain an average duration (a measure of interest rate sensitivity) that is within +/ – 20% of the duration of the Index. The Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and their agencies or instrumentalities. This amount may be reduced to 20% if market conditions for these investments or specific foreign markets are deemed unfavorable.
The Fund may invest in derivatives such as futures (including bond and interest rate futures), forward contracts, including forward foreign currency contracts, swaps and options. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The portfolio managers may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
The Fund may hold cash or cash equivalents in order to shorten the duration of the portfolio or to otherwise implement the Fund’s investment strategy or for temporary defensive purposes.
The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods
2LVIP BlackRock Inflation Protected Bond Fund

of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risk. A fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.
•
Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
•
Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund.
•
Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
•
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
LVIP BlackRock Inflation Protected Bond Fund3

•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	3.61%
Lowest Quarterly Return	Q3 2022	(3.37%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP BlackRock Inflation Protected Bond Fund – Standard Class	5.76%	2.61%	3.01%
LVIP BlackRock Inflation Protected Bond Fund – Service Class	5.49%	2.36%	2.76%
Morningstar Global Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.82%	-2.82%	0.87%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: BlackRock Financial Management, Inc. (“BlackRock”)
Investment Sub-Sub-Adviser: BlackRock International Limited
Portfolio Managers

BlackRock Portfolio Managers	Company Title	Experience with Fund
Russell Brownback	Managing Director	Since September 2025
Harrison Segall	Portfolio Manager	Since May 2024
Johan Sjogren	Portfolio Manager	Since February 2024
4LVIP BlackRock Inflation Protected Bond Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP BlackRock Inflation Protected Bond Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to maximize real return, consistent with preservation of real capital and prudent investment management. This objective is non-fundamental and may be changed without shareholder approval.
BlackRock Financial Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, invests at least 80% of its net assets in inflation-protected debt securities (or securities with similar economic characteristics). These securities include inflation-indexed bonds of varying maturities issued by the U.S., non-U.S. governments, and their agencies or instrumentalities. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed to be of comparable quality. Split-rated securities are considered to have the higher credit rating. Split-rated securities are those that receive different credit ratings from two or more rating agencies. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Up to 20% of the Fund’s net assets may be invested in sectors outside the Fund’s benchmark index, the Bloomberg Barclays World Government 1-10 year Inflation-Linked Bond Index USD hedged (the “Index”). The Fund generally invests at least 40% of its net assets in debt obligations of foreign governments and their agencies or instrumentalities. This amount may be reduced to 20% if market conditions for these investments or specific foreign markets are deemed unfavorable.
The Fund generally invests at least 40% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of non U.S. issuers. The Fund also makes investments in residential and commercial mortgage-backed securities.
The Fund may invest in derivatives such as futures (including bond and interest rate futures), forward contracts, including forward foreign currency contracts, swaps and options. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The Fund uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy to reduce exposure to other risks, to satisfy diversification requirements or to enhance returns. This derivative strategy will result in active trading, which will increase Fund expenses. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
Where investing in individual bonds and sectors may not necessarily enable the Fund to achieve its target duration (a measure of interest rate sensitivity) or sector weighting, derivative contracts may be used to increase or decrease the Fund’s exposure to a particular issuer or sector, or to increase the Fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in fixed income investments when the Fund has a significant cash position.
Currency derivatives may be used to hedge against the risk that the currency in which the Fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, the Fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the Fund’s foreign currency investments and its currency derivatives. As a result, the Fund might perform less well than a fund that does not hedge against foreign currency risk. The Fund may take active currency exposure by buying or selling foreign exchange forwards, spot and futures. Active currency exposure will be measured relative to the exposure of the Fund’s benchmark index.
In pursuit of the Fund’s objective, the Sub-Adviser makes purchase and sale decisions using proprietary interest rate and price index models and seasoned professional judgment.
Fund assets will be allocated among different countries (including different government issuers) and different maturities based on views of the relative value for each sector or maturity. Duration and yield curve decisions will be based on fundamental views and quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand. The Fund will target an average portfolio duration within a range of plus or minus 20% of the duration of the Index. The Sub-Adviser uses an internal model for calculating duration, which may result in a different value for the duration of a benchmark compared to the duration calculated by the provider of the benchmark or another third party.
The Sub-Adviser purchases securities for the Fund that are believed to have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.
To a lesser extent, the Sub-Adviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The Sub-Adviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This process merges the Sub-Adviser’s technological capabilities with its human capital to identify securities the Sub-Adviser believes will have the potential for above average return.
6

A security will be sold if, in the opinion of the Sub-Adviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.
The portfolio managers may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
The Fund may hold cash or cash equivalents in order to shorten the duration of the portfolio or to otherwise implement the Fund’s investment strategy or for temporary defensive purposes. The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in inflation indexed bonds (or securities with similar economic characteristics) only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
7

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
8

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
9

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risk. A fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, there could be losses both from the investment opportunity of the assets set aside to pay for the security and from any gains missed in the security’s price.
Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of
10

reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.42% of the Fund's average net assets).
Sub-Adviser
BlackRock Financial Management, Inc. (“BlackRock”), 50 Hudson Yards, New York, NY 10001. BlackRock
is an affiliate of BlackRock Advisors, LLC, a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.3 trillion in assets under management as of December 31, 2025. BlackRock has been an investment adviser since 1994. In managing the Fund, BlackRock utilizes a sub-subadviser, BlackRock International Limited, which is a subsidiary of BlackRock Financial Management, Inc.

Sub-Sub-Adviser
BlackRock International Limited (“BIL”) is located at Exchange Place One, 1 Semple Street, Edinburgh EH3
8BL, Scotland. BIL is a wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), one of the largest publicly traded investment management firms in the United States. BlackRock had approximately $14.04 trillion in assets under management as of December 31, 2025.

BlackRock Portfolio Managers	Russell Brownback, Harrison Segall and Johan Sjogren are responsible for the day-to-day management of the Fund's assets.

Russell Brownback, is a Managing Director and Portfolio Manager for BlackRock. Mr. Brownback is the
lead investor for Core and Core Plus, and Inflation Linked Strategies. In addition, he is a co-lead manager of the Strategic Income Opportunities Fund and flexible global aggregate mandates, including BlackRock
Strategic Global Bond Fund. Prior to joining BlackRock in 2009, Mr. Brownback was a Senior Partner with
R3 Capital Partners. From 1992 to 2008, he was with Lehman Brothers, most recently as a Managing
Director and proprietary trader/portfolio manager for the Global Principal Strategies team. Mr. Brownback earned a BA degree in economics from Hobart College in 1987 and an MBA from the J.L. Kellogg Graduate
School of Management at Northwestern University.

11

Harrison Segall, Director, is a portfolio manager on the Global Inflation Linked Business within
BlackRock's Global Fixed Income (GFI) group. He is responsible for alpha strategies, portfolio construction, and asset allocation for Global Inflation Linked portfolios. Prior to joining the Portfolio
Management Group in 2011, Mr. Segall was a member of BlackRock Solution's Portfolio Analytics Group, where he began his career as an analyst in 2008. Mr. Segall earned a BS degree in Commerce, with a concentration in finance, from the University of Virginia in 2008.

Johan Sjogren, Managing Director, is a senior portfolio manager on the Global Inflation Linked Business within BlackRock's Global Fixed Income (GFI) group. He is responsible for alpha strategies, portfolio construction, and asset allocation for Global Inflation Linked portfolios. Prior to joining the Portfolio
Management Group in 2016, Mr. Sjogren has been a member of BlackRock’s Euro Fundamental Fixed
Income team, where he began his career in 2010.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
12

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
13

LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.014	$ 9.140	$ 8.913	$ 10.328	$ 10.562
Income (loss) from investment operations:
Net investment income[1]	0.277	0.233	0.259	0.659	0.345
Net realized and unrealized gain (loss)	0.242	0.011	0.192	(1.135)	0.144
Total from investment operations	0.519	0.244	0.451	(0.476)	0.489
Less dividends and distributions from:
Net investment income	(0.077)	(0.370)	(0.218)	(0.827)	(0.496)
Return of capital	—	—	(0.006)	(0.112)	(0.227)
Total dividends and distributions	(0.077)	(0.370)	(0.224)	(0.939)	(0.723)
Net asset value, end of period	$ 9.456	$ 9.014	$ 9.140	$ 8.913	$ 10.328
Total return[2]	5.76%	2.64%	5.07%	(4.70%)	4.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$398,865	$401,210	$375,733	$531,209	$806,737
Ratio of expenses to average net assets[3]	0.85%	0.88%	0.63%	0.55%	0.48%
Ratio of net investment income to average net assets[4,5]	2.97%	2.51%	2.85%	6.54%	3.22%
Portfolio turnover	218%	235%	210%	266%	72%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023 and 2022 is 0.50%, 0.50%, 0.50% and 0.49% respectively.
[4]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[5]	The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023 and 2022 is 3.32%, 2.89%, 2.98% and 6.60% respectively.
15

	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.010	$ 9.136	$ 8.909	$ 10.322	$ 10.536
Income (loss) from investment operations:
Net investment income[1]	0.253	0.209	0.236	0.631	0.318
Net realized and unrealized gain (loss)	0.242	0.012	0.191	(1.131)	0.143
Total from investment operations	0.495	0.221	0.427	(0.500)	0.461
Less dividends and distributions from:
Net investment income	(0.053)	(0.347)	(0.194)	(0.801)	(0.463)
Return of capital	—	—	(0.006)	(0.112)	(0.212)
Total dividends and distributions	(0.053)	(0.347)	(0.200)	(0.913)	(0.675)
Net asset value, end of period	$ 9.452	$ 9.010	$ 9.136	$ 8.909	$ 10.322
Total return[2]	5.49%	2.38%	4.81%	(4.95%)	4.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$773,967	$800,747	$830,992	$878,101	$960,949
Ratio of expenses to average net assets[3]	1.10%	1.13%	0.88%	0.80%	0.73%
Ratio of net investment income to average net assets[4,5]	2.72%	2.26%	2.60%	6.29%	2.97%
Portfolio turnover	218%	235%	210%	266%	72%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023 and 2022 is 0.75%, 0.75%, 0.75% and 0.74% respectively.
[4]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[5]	The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023 and 2022 is 3.07%, 2.64%, 2.73% and 6.35% respectively.
16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP BlackRock Real Estate Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP BlackRock Real Estate Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP BlackRock Real Estate Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP BlackRock Real Estate Fund (the “Fund”) is to seek total return through a combination of current income and long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	0.88%	1.13%
Less Fee Waiver[1]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.86%	1.11%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.02% of the first $250 million of the Fund’s average daily net assets; 0.01% of the next $500 million; and 0.00% of the Fund’s average daily net assets in excess of $750 million. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$88	$279	$486	$1,082
Service Class	$113	$357	$620	$1,373
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
LVIP BlackRock Real Estate Fund1

Principal Investment Strategies
The Fund pursues its objective by investing primarily in equity securities of companies that are principally engaged in the real estate industry (“real estate companies”).
BlackRock Investment Management, LLC (“BlackRock”) serves as the Fund’s sub-adviser. In managing the Fund, BlackRock utilizes affiliated sub-sub-advisers, BlackRock International Limited and BlackRock (Singapore) Limited, which are majority-owned subsidiaries of BlackRock, Inc. (collectively, the “Sub-Adviser”). The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Sub-Adviser, under normal conditions, will invest at least 80% of the Fund’s net assets in equity securities of issuers that are principally engaged in the real estate industry. The Sub-Adviser considers issuers principally engaged in the real estate industry to be companies that derive their intrinsic value from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities. These companies may include real estate investment trusts (“REITs”), real estate operating companies whose businesses and services are related to the real estate industry and real estate holding companies. The Fund’s portfolio normally will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. The Fund may invest in emerging markets. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities.
The Sub-Adviser may engage in frequent and active trading of portfolio investments to achieve the Fund’s investment objective. The Fund does not directly invest in real estate.
The Fund may use foreign exchange swaps, spots and forward contracts to maintain the currency exposure against the benchmark. The Sub-Adviser may use contracts for difference (a type of derivative) for the purpose of managing risk or to enhance total return.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Real Estate Sector Risk. When a fund concentrates its investments in the real estate industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the real estate industry.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Global Real Estate Risk. Global real estate securities risks include possible declines in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Foreign real estate investments present additional risks which are not present in U.S. real estate investments.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
2LVIP BlackRock Real Estate Fund

•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.
•
Initial Public Offering (IPO) Risk. IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains.
•
Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
LVIP BlackRock Real Estate Fund3

•
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	16.05%
Lowest Quarterly Return	Q1 2020	(24.67%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP BlackRock Real Estate Fund – Standard Class	8.92%	2.71%	3.68%
LVIP BlackRock Real Estate Fund – Service Class	8.63%	2.45%	3.42%
Morningstar Developed Markets Index (reflects no deductions for fees, expenses or taxes)	21.18%	11.52%	11.79%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)
Investment Sub-Sub-Adviser: BlackRock Singapore Limited
Investment Sub-Sub-Adviser: BlackRock International Limited
Portfolio Managers

BlackRock Portfolio Managers	Company Title	Experience with Fund
James Wilkinson	Managing Director	Since February 2019
Raj Rehan, CFA	Managing Director	Since May 2023
Benjamin Tai, CFA	Director	Since April 2024
4LVIP BlackRock Real Estate Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP BlackRock Real Estate Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek total return through a combination of current income and long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund pursues its objective by investing primarily in equity securities of companies that are principally engaged in the real estate industry.
BlackRock Investment Management, LLC (“BlackRock”) serves as the Fund’s sub-adviser. In managing the Fund, BlackRock utilizes affiliated sub-sub-advisers, BlackRock International Limited and BlackRock (Singapore) Limited, which are majority-owned subsidiaries of BlackRock, Inc. (collectively, the “Sub-Adviser”). The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Sub-Adviser, under normal conditions, will invest at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers that are principally engaged in the real estate industry. The Sub-Adviser considers issuers principally engaged in the real estate industry to be companies that derive their intrinsic value from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities. These companies may include real estate investment trusts (“REITs”), real estate operating companies whose businesses and services are related to the real estate industry and real estate holding companies. The Fund’s portfolio normally will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. The Fund may invest in emerging markets. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities.
The Sub-Adviser may engage in frequent and active trading of portfolio investments to achieve the Fund’s investment objective. The Fund does not directly invest in real estate.
The Fund may use foreign exchange swaps, spots and forward contracts to maintain the currency exposure against the benchmark. The Sub-Adviser may use contracts for difference (a type of derivative) for the purpose of managing risk or to enhance total return. A contract for difference is a cash-settled contract based on the difference between an open and closing trade price of a financial instrument.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in securities of companies in the real estate industry only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
6

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Real Estate Sector Risk. When a fund concentrates its investments in the real estate industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the real estate industry.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Global Real Estate Risk. Global real estate securities risks include possible declines in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and failure to qualify for the free pass-through of income. Foreign real estate investments present additional risks which are not present in U.S. real estate investments.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
7

Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
8

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Initial Public Offering (IPO) Risk. IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. Limited trading in some IPOs may make it more difficult to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares also may be affected by: substantial dilution in the value of their shares, sales of additional shares, and concentration of control in existing management and principal shareholders. In addition, some real estate companies in IPOs may have limited operating histories, may be undercapitalized, and may not have invested in or experienced a full market cycle.
Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
9

Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
10

Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.71% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
BlackRock Investment Management, LLC (“BlackRock”) is located at 100 Bellevue Parkway, Wilmington,
DE 19809. BlackRock is an indirect, wholly-majority-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $508 billion in assets under management as of December 31, 2025.

BlackRock Portfolio Managers	James Wilkinson, Raj Rehan and Benjamin Tai are responsible for the day-to-day management of the Fund's assets.

James Wilkinson, Managing Director, is the Global Head of BlackRock's Global Real Asset Securities
Group. Mr. Wilkinson joined BlackRock in 2013 to help establish the real asset securities platform. Mr.
Wilkinson was previously a fund manager at Thames River Capital where he worked on a range of traditional long only and long/short real estate securities funds. Prior to this, Mr. Wilkinson worked at
Henderson Global Investors as a member of the European real estate securities team. James began his career at Healey & Baker as a Chartered Surveyor. Mr. Wilkinson is a member of the Board of Directors of the European Public Real Estate Association (EPRA). Mr. Wilkinson graduated from the University of East
Anglia with a BA Hons degree in Philosophy and gained his MA in Property Valuation and Law from City
University Business School, London (now Cass Business School). He also is a member of the UK's Royal
Institution of Chartered Surveyors.

Raj Rehan, CFA, is the Head of Real Estate Securities, Americas for BlackRock Alternatives. Raj sits on the Management Committee and Investment Committee for the Infrastructure & Real Estate Securities
(IRES) business, he is a portfolio manager and investment analyst. Raj has a first class honours, BSc degree in Economics from the University of Warwick. He is a Chartered Financial Analyst charterholder.

Benjamin Tai, CFA, Director, is a portfolio manager and senior analyst with the Global Real Asset
Securities Group with 15 years of investment experience. His responsibilities include covering real estate and infrastructure securities in the Asia-Pacific region. Prior to joining Blackrock, Benjamin worked at
Norges Bank Investment Management in both Singapore and London as the primary analyst for Asia
Pacific real estate securities. Preceding that, Benjamin worked at UBS AG in Hong Kong as a sell side equity analyst in global listed real estate strategy, and before that at Macquarie Bank in Sydney as an analyst for the global property securities fund. Benjamin graduated with a Bachelor of Commerce degree from the University of New South Wales. He is a Chartered Financial Analyst charterholder.

Sub-Sub-Adviser
BlackRock Singapore Limited (“BSL”) is located at Twenty Anson, #18-01 20 Anson Road, Singapore
079912. BSL is domiciled in Singapore and regulated by the Monetary Authority of Singapore. BSL has been managing collective investment schemes or discretionary funds since 2001. BSL is a wholly owned indirect subsidiary of BlackRock, Inc. (“BlackRock”), one of the largest publicly traded investment management firms in the United States. BlackRock had approximately $14.04 trillion in assets under management as of December 31, 2025.

Sub-Sub-Adviser
BlackRock International Limited (“BIL”) is located at Exchange Place One, 1 Semple Street, Edinburgh EH3
8BL, Scotland. BIL is a wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), one of the largest publicly traded investment management firms in the United States. BlackRock had approximately $14.04 trillion in assets under management as of December 31, 2025.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
11

Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly
12

discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial
13

intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP BlackRock Real Estate Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 7.430	$ 7.511	$ 6.835	$ 10.027	$ 8.712
Income (loss) from investment operations:
Net investment income[1]	0.186	0.181	0.176	0.185	0.246
Net realized and unrealized gain (loss)	0.473	(0.049)	0.710	(3.052)	2.146
Total from investment operations	0.659	0.132	0.886	(2.867)	2.392
Less dividends and distributions from:
Net investment income	(0.257)	(0.201)	(0.210)	(0.099)	(0.687)
Net realized gain	—	—	—	(0.200)	(0.390)
Return of capital	(0.021)	(0.012)	—	(0.026)	—
Total dividends and distributions	(0.278)	(0.213)	(0.210)	(0.325)	(1.077)
Net asset value, end of period	$ 7.811	$ 7.430	$ 7.511	$ 6.835	$ 10.027
Total return[2]	8.92%	1.61%	13.06%	(28.64%)	28.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$174,722	$187,887	$238,518	$251,437	$372,538
Ratio of expenses to average net assets	0.86%	0.83%	0.82%	0.81%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.85%	0.84%	0.83%	0.81%
Ratio of net investment income to average net assets	2.39%	2.40%	2.53%	2.27%	2.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	2.38%	2.51%	2.25%	2.45%
Portfolio turnover	103%	60%	69%	79%	77%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

15

	LVIP BlackRock Real Estate Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 7.315	$ 7.398	$ 6.735	$ 9.885	$ 8.602
Income (loss) from investment operations:
Net investment income[1]	0.164	0.160	0.156	0.162	0.218
Net realized and unrealized gain (loss)	0.464	(0.050)	0.699	(3.007)	2.117
Total from investment operations	0.628	0.110	0.855	(2.845)	2.335
Less dividends and distributions from:
Net investment income	(0.237)	(0.181)	(0.192)	(0.079)	(0.662)
Net realized gain	—	—	—	(0.200)	(0.390)
Return of capital	(0.021)	(0.012)	—	(0.026)	—
Total dividends and distributions	(0.258)	(0.193)	(0.192)	(0.305)	(1.052)
Net asset value, end of period	$ 7.685	$ 7.315	$ 7.398	$ 6.735	$ 9.885
Total return[2]	8.63%	1.36%	12.79%	(28.82%)	27.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,203	$76,706	$83,305	$81,350	$115,839
Ratio of expenses to average net assets	1.11%	1.08%	1.07%	1.06%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.10%	1.09%	1.08%	1.06%
Ratio of net investment income to average net assets	2.14%	2.15%	2.28%	2.02%	2.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.12%	2.13%	2.26%	2.00%	2.20%
Portfolio turnover	103%	60%	69%	79%	77%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.08%	0.08%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.40%	0.75%
Less Fee Waiver[2]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.39%	0.74%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.005% of the Fund's average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$40	$127	$223	$504
Service Class	$76	$239	$416	$929
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in iShares exchange-traded funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs. The Underlying ETFs, in turn, invest in domestic equity securities (stocks) and/or domestic fixed income securities (bonds). The Underlying ETF strategy is sub-advised by BlackRock Investment Management, LLC (“BlackRock”). The Underlying ETFs are managed by BlackRock Fund Advisors.
The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying ETF Allocation Strategy. Under normal circumstances, approximately 70% of the Fund’s Underlying ETF assets are invested primarily in domestic equity securities (stocks) and approximately 30% of the Fund’s Underlying ETF assets are invested primarily in domestic fixed income securities (bonds).
BlackRock develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style. The Fund’s largest allocation is to Underlying ETFs that invest primarily in domestic equity securities, including securities of small- and medium-capitalization companies and those with growth and value characteristics. Small-capitalization companies generally include companies with market capitalizations similar to those within the Russell 2000® Index or a similar broad-based index, and medium-capitalization companies generally include companies with market capitalizations similar to those within the Russell MidCap® Index or a similar broad-based index.
A smaller allocation is made to Underlying ETFs that invest primarily in domestic fixed income securities, including mortgage-backed securities, high yield securities (otherwise known as “junk” bonds), and securities backed by the U.S. Treasury.
The financial instruments that are intended to provide exposure similar to the exposure to the Underlying ETFs may include, among other instruments, futures, options, swaps, structured notes and other derivatives. As a result of the Fund’s use of futures, options, swaps, structured notes and other derivatives, the Fund may also hold U.S. Treasury, short-term, or other fixed income investments, including loans and notes to address regulatory requirements.
On at least an annual basis, BlackRock will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying ETFs from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying ETFs to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market. The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying ETF selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment styles and performance of the Underlying ETFs. The Adviser also considers the portfolio characteristics and risk profile for each Underlying ETF over various periods and market environments to assess each Underlying ETF’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
2LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures or options contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Markets Risk. Although the Underlying ETF’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained. Shares trade on an exchange at market prices that may be below, at or above the Underlying ETF’s NAV. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. shares of the Underlying ETF could decline in value or underperform other investments.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund3

•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that
4LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	9.63%
Lowest Quarterly Return	Q1 2020	(9.49%)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund5

Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	Since Inception	Inception Date
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund – Standard Class	8.97%	5.86%	6.88%	5/2/2016
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund – Service Class	8.58%	5.49%	6.51%	5/2/2016
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.69%
BlackRock U.S. Growth ETF Alloc Composite[1] (reflects no deductions for fees, expenses or taxes)	11.11%	7.35%	9.19%
1
The BlackRock U.S. Growth ETF Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 30% Bloomberg U.S. Aggregate Bond Index, 29% S&P 500® Index , 25% MSCI USA Minimum Volatility Index, 7% S&P MidCap 400® Index, and 9% Russell 2000® Index. The BlackRock U.S. Growth ETF Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the BlackRock U.S. Growth ETF Allocation Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2017
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2017
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

BlackRock Portfolio Managers	Company Title	Experience with Fund
Suzanne Ly, CFA, FRM	Managing Director	Since January 2025
Peter Tsang	Director	Since January 2025

Milliman Portfolio Managers	Company Title	Experience with Fund
Jeff Greco, FRM	Senior Director – Head of Strategy Research	Since May 2016
Adam Schenck, CFA	Managing Director, Head of Fund Services	Since May 2016
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since April 2021
Ruby Shi	Portfolio Manager	Since August 2019
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
6LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital. The objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in iShares exchange-traded funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs. The Underlying ETFs, in turn, invest in domestic equity securities (stocks) and/or domestic fixed income securities (bonds). The Underlying ETF strategy is sub-advised by BlackRock Investment Management, LLC (“BlackRock”). The Underlying ETFs are managed by BlackRock Fund Advisors.
The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying ETF Allocation Strategy. Under normal circumstances, approximately 70% of the Fund’s Underlying ETF assets are invested primarily in domestic equity securities (stocks) and approximately 30% of the Fund’s Underlying ETF assets are invested primarily in domestic fixed income securities (bonds).
BlackRock develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style. The Fund’s largest allocation is to Underlying ETFs that invest primarily in domestic equity securities, including securities of small- and medium-capitalization companies and those with growth and value characteristics. Small-capitalization companies generally include companies with market capitalizations similar to those within the Russell 2000® Index or a similar broad-based index, and medium-capitalization companies generally include companies with market capitalizations similar to those within the Russell MidCap® Index or a similar broad-based index.
A smaller allocation is made to Underlying ETFs that invest primarily in domestic fixed income securities, including mortgage-backed securities, high yield securities (otherwise known as “junk” bonds), and securities backed by the U.S. Treasury.
The financial instruments that are intended to provide exposure similar to the exposure to the Underlying ETFs may include, among other instruments, futures, options, swaps, structured notes and other derivatives. As a result of the Fund’s use of futures, options, swaps, structured notes and other derivatives, the Fund may also hold U.S. Treasury, short term, or other fixed income investments, including loans and notes to address regulatory requirements.
On at least an annual basis, the BlackRock will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying ETFs from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying ETFs to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market. The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying ETF selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment styles and performance of the Underlying ETFs. The Adviser also considers the portfolio characteristics and risk profile for each Underlying ETF over various periods and market environments to assess each Underlying ETF’s suitability as an investment for the Fund. The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Growth Stocks: Growth stocks are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgages, and other assets and securities that are rated Baa by Moody’s Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by the Underlying ETFs’ investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s the risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s assets will be used for the strategy. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the risk management strategy, Milliman will determine the specific amount of the Fund’s assets to be used on a daily basis. Milliman will be responsible for
8

the day-to-day trading of assets within the risk management strategy as well as the maintenance of the model used in managing the strategy. The Adviser will remain responsible for the oversight of Milliman’s activities, including the approval of any significant changes to the model. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Milliman also adjusts futures positions to realign individual hedges when the Adviser rebalances the portfolio’s asset allocation among Underlying Funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman may purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio. Interest rate futures may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in a portfolio of investments that provides exposure to U.S. securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a
9

particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
10

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising
11

interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
12

Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded and/or interest rate futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the risk management strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retraces such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the risk management model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a risk management strategy. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
13

Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Advisers: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund or the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-advisers and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.24% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Jay Shearon, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.
14

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

Sub-Adviser
BlackRock Investment Management, LLC (“BlackRock”) is located at 100 Bellevue Parkway, Wilmington,
DE 19809. BlackRock is an indirect, wholly-majority-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $508 billion in assets under management as of December 31, 2025.

BlackRock Portfolio Managers	Suzanne Ly and Peter Tsang are responsible for the day-to-day management of the Fund's risk management overlay.

Suzanne Ly, CFA, FRM, is Global Head of Model Portfolio Management within the Multi-Asset Strategies
& Solutions group. The Multi-Asset Strategies & Solutions (MASS) team is the investment group at the heart of BlackRock's portfolio construction, asset allocation, and active management ecosystem. MASS draws on the full toolkit of BlackRock's index, factor, and alpha-seeking investment capabilities to deliver precise investment outcomes and cutting-edge alpha insights. MASS constructs active asset allocation strategies and whole portfolio solutions across a wide spectrum of commingled funds, separate accounts, model portfolios, and outsourcing solutions in the wealth and institutional channels. Suzanne went through the Grande Ecole system in France and earned a graduate degree in Business Management from
ESSEC Business School.

Peter Tsang, CAIA, is a Director who leads the US Index Asset Allocation team within the MASS PM team for Multi-Asset Strategies & Solutions. The Multi-Asset Strategies & Solutions (MASS) team is the investment group at the heart of BlackRock's portfolio construction, asset allocation, and active management ecosystem. MASS draws on the full toolkit of BlackRock’s index, factor, and alpha-seeking investment capabilities to deliver precise investment outcomes and cutting-edge alpha insights. MASS constructs active asset allocation strategies and whole portfolio solutions across a wide spectrum of commingled funds, separate accounts, model portfolios, and outsourcing solutions in the wealth and institutional channels. Mr. Tsang earned a BA degree in Economics from UC Berkeley and an MBA degree from Berkeley Haas.

Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Jeff Greco, Adam Schenck, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund's risk management overlay.
15

Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with
Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program.
Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, joined Milliman in 2005 and is Managing Director, Director of Portfolio Management.
Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA)
Charterholder.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do
16

not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class
17

shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
18

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. The total return in these financial highlights reflects the return set forth in the Fund’s most recent annual report, which may differ slightly from the total return in the bar chart and table in this prospectus as a result of adjustments for financial reporting purposes. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.930	$ 12.557	$ 11.387	$ 14.317	$ 13.260
Income (loss) from investment operations:
Net investment income[1]	0.272	0.262	0.229	0.179	0.144
Net realized and unrealized gain (loss)	0.973	1.422	1.179	(2.546)	1.773
Total from investment operations	1.245	1.684	1.408	(2.367)	1.917
Less dividends and distributions from:
Net investment income	(0.273)	(0.273)	(0.238)	(0.175)	(0.176)
Net realized gain	(0.362)	(0.038)	—	(0.388)	(0.684)
Total dividends and distributions	(0.635)	(0.311)	(0.238)	(0.563)	(0.860)
Net asset value, end of period	$ 14.540	$ 13.930	$ 12.557	$ 11.387	$ 14.317
Total return[2]	8.97%	13.42%	12.35%	(16.51%)	14.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,094	$27,473	$23,354	$20,600	$22,196
Ratio of expenses to average net assets[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income to average net assets	1.91%	1.93%	1.94%	1.44%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	1.90%	1.92%	1.93%	1.43%	1.02%
Portfolio turnover	9%	6%	5%	7%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
19

	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.903	$ 12.532	$ 11.367	$ 14.291	$ 13.241
Income (loss) from investment operations:
Net investment income[1]	0.221	0.213	0.187	0.135	0.094
Net realized and unrealized gain (loss)	0.968	1.419	1.173	(2.539)	1.768
Total from investment operations	1.189	1.632	1.360	(2.404)	1.862
Less dividends and distributions from:
Net investment income	(0.222)	(0.223)	(0.195)	(0.132)	(0.128)
Net realized gain	(0.362)	(0.038)	—	(0.388)	(0.684)
Total dividends and distributions	(0.584)	(0.261)	(0.195)	(0.520)	(0.812)
Net asset value, end of period	$ 14.508	$ 13.903	$ 12.532	$ 11.367	$ 14.291
Total return[2]	8.58%	13.03%	11.96%	(16.81%)	14.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$566,096	$583,412	$580,276	$550,993	$687,727
Ratio of expenses to average net assets[3]	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.67%	0.67%	0.67%	0.67%	0.66%
Ratio of net investment income to average net assets	1.56%	1.58%	1.59%	1.09%	0.68%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	1.55%	1.57%	1.58%	1.08%	0.67%
Portfolio turnover	9%	6%	5%	7%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
20

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
21

Lincoln Variable Insurance Products Trust
LVIP Blended Large Cap Growth Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Blended Large Cap Growth Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is long-term growth of capital in a manner consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.77%	1.02%
Less Fee Waiver[1]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.66%	0.91%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.165% on the first $100 million of the Fund’s average daily net assets; 0.115% on the next $400 million of the Fund's daily net assets; 0.110% on the next $1.5 billion of the Fund's daily net assets; and 0.095% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$67	$235	$417	$944
Service Class	$93	$314	$553	$1,238
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
LVIP Blended Large Cap Growth Managed Volatility Fund1

Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.4 billion at the time of investment. In addition, up to 20% of the Fund’s assets may be invested in mid-capitalization securities and foreign equity securities. Investments in equity securities include common stock and preferred stock. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies. The principal types of derivatives used by the Fund include options, futures, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain direct exposure to certain markets.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. AllianceBernstein L.P. (“AllianceBernstein”) and Goldman Sachs Asset Management, L.P. (“GSAM”) serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser allocates approximately 50% of the portion of the Fund’s assets not subject to the overlay to AllianceBernstein and approximately 50% of the portion of the Fund’s assets not subject to the overlay to GSAM. Such allocations are subject to change at the discretion of the Adviser.
AllianceBernstein allocates its portion of the Fund’s investments among broad sector groups based on the fundamental company research conducted by the AllianceBernstein’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. AllianceBernstein may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge. AllianceBernstein’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.
In selecting securities for its portion of the Fund’s investments, GSAM uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, fundamental mispricings, high quality business models, sentiment analysis and market themes & trends. Fundamental mispricings seeks to identify high-quality businesses trading at a fair price, which GSAM believes leads to strong performance over the long-run. High quality business models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment analysis seeks to identify stocks experiencing improvements in their overall market sentiment. Market themes and trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment.
The Fund may engage in frequent and active trading of portfolio investments to achieve its investment objective. The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
2LVIP Blended Large Cap Growth Managed Volatility Fund

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Income Risk. Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and proceeds are reinvested in securities with different interest rates.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk,
LVIP Blended Large Cap Growth Managed Volatility Fund3

which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
•
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
4LVIP Blended Large Cap Growth Managed Volatility Fund

Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	13.70%
Lowest Quarterly Return	Q1 2022	(14.12%)
The Fund’s performance prior to September 21, 2012 does not reflect the impact of the managed volatility strategy, which was implemented on that date and is currently used by the Fund.
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Blended Large Cap Growth Managed Volatility Fund – Standard Class	5.52%	12.10%	12.09%
LVIP Blended Large Cap Growth Managed Volatility Fund – Service Class	5.26%	11.82%	11.81%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein”)
Investment Sub-Adviser: Goldman Sachs Asset Management, L.P. (“GSAM”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

AllianceBernstein Portfolio Managers	Company Title	Experience with Fund

John H. Fogarty, CFA	Co-Chief Investment Officer – U.S. Growth Equities	April 2021
Vinay Thapar, CFA	Co-Chief Investment Officer – U.S. Growth Equities	April 2021

GSAM Portfolio Managers	Company Title	Experience with Fund
Osman Ali, CFA	Managing Director	Since May 2017
Len Ioffe, CFA	Managing Director	Since May 2017
Takashi Suwabe	Senior Portfolio Manager	Since May 2021
Dennis Walsh	Managing Director	Since May 2017
Sharanya Srinivasan	Managing Director, Senior Portfolio Manager	Since March 2024

LVIP Blended Large Cap Growth Managed Volatility Fund5

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP Blended Large Cap Growth Managed Volatility Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is long-term growth of capital in a manner consistent with preservation of capital. This objective is non-fundamental and may be changed without shareholder approval. The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.4 billion at the time of investment. In addition, up to 20% of the Fund’s assets may be invested in mid-capitalization securities and foreign equity securities. Investments in equity securities include common stock and preferred stock. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts, whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The principal types of derivatives used by the Fund include options, futures, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain direct exposure to certain markets.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. AllianceBernstein L.P. (“AllianceBernstein”) and Goldman Sachs Asset Management, L.P. (“GSAM”) serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser allocates approximately 50% of the portion of the Fund’s assets not subject to the overlay to AllianceBernstein and approximately 50% of the portion of the Fund’s assets not subject to the overlay to GSAM. Such allocations are subject to change at the discretion of the Adviser.
AllianceBernstein allocates its portion of the Fund’s investments among broad sector groups based on the fundamental company research conducted by the AllianceBernstein’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. AllianceBernstein may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge. AllianceBernstein’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.
In selecting securities for its portion of the Fund’s investments, GSAM uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, fundamental mispricings, high quality business models, sentiment analysis and market themes & trends. Within these models, GSAM may utilize artificial intelligence techniques, such as natural language processing and machine learning, to, among other things, help extract information from various textual or audio datasets. Fundamental mispricings seeks to identify high-quality businesses trading at a fair price, which GSAM believes leads to strong performance over the long-run. High quality business models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment analysis seeks to identify stocks experiencing improvements in their overall market sentiment. Market themes and trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment.
The Fund may engage in frequent and active trading of portfolio investments to achieve its investment objective. The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s
7

assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in securities of U.S. large-cap companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause
8

the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. Models may also use artificial intelligence techniques, such as natural language processing and machine learning, which could be less transparent or interpretable and could produce unexpected results, which can result in losses.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Risks of Investment in Japan. The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese economy faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan's labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan's economic competitiveness. The nuclear power plant catastrophe in Japan in March 2011 may have short- and long-term effects on the Japanese economy and its nuclear energy industry. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Income Risk. The Fund’s yield will vary as short-term securities in its portfolio mature and proceeds are reinvested in securities with different interest rates.
9

Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or
10

instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit
11

the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Advisers: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
12

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-advisers, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.60% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-advisers.

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
AllianceBernstein L.P., with its principal offices located at 501 Commerce Street, Nashville, TN 37203, is a
Delaware limited partnership, the majority limited partnership units in which are held, directly and indirectly, by its parent company Equitable Holdings, Inc. (“EQH”), a publicly traded holding company for a diverse group of financial services companies. AllianceBernstein Corporation, an indirect wholly owned subsidiary of EQH, is the general partner of both AllianceBernstein and AllianceBernstein Holding L.P., a publicly traded partnership. AllianceBernstein and its affiliates had assets under management of approximately $867 billion as of December 31, 2025.

AllianceBernstein L.P. Portfolio Managers	John Fogarty and Vinay Thapar are responsible for the day-to-day management of the portion of the Fund’s assets allocated to AllianceBernstein.

John H. Fogarty, CFA, is a Senior Vice President and Co-Chief Investment Officer for US Growth Equities.
He rejoined the firm in 2006 as a fundamental research analyst covering consumer-discretionary stocks in the US, having previously spent nearly three years as a hedge fund manager at Dialectic Capital
Management and Vardon Partners. Fogarty began his career at AB in 1988, performing quantitative research, and joined the US Large Cap Growth team as a generalist and quantitative analyst in 1995. He became a portfolio manager in 1997. Fogarty holds a BA in history from Columbia University and is a CFA charterholder.

Vinay Thapar, CFA, is a Senior Vice President and Co-Chief Investment Officer for US Growth Equities and
a Portfolio Manager for the Global Healthcare Strategy. He is also a Senior Research Analyst, responsible for covering global healthcare. Before joining the firm in 2011, Thapar spent three years at American
Century Investments as a senior investment analyst responsible for healthcare. Prior to that, he worked for eight years at Bear Stearns in the Biotech Equity Research Group, most recently as an associate director.
Thapar holds a BA in biology from New York University and is a CFA charterholder.

Sub-Adviser
Goldman Sachs Asset Management, L.P. (“GSAM”) has been registered as an investment adviser with the
SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC. The principal address of GSAM is 200 West Street, New York, New
York 10282. As of December 31, 2025, GSAM, including its investment advisor affiliates, had assets under supervision of $3.61 trillion.

GSAM Portfolio Managers	Osman Ali, CFA, Len Ioffe, CFA, Takashi Suwabe, and Dennis Walsh are responsible for the day-to-day management of the portion of the Fund's assets allocated to GSAM.
13

Len Ioffe, CFA, Managing Director, joined GSAM in 1994 and has been a Senior Portfolio Manager in the
QIS group at GSAM since 2001. Mr. Ioffe is responsible for equity portfolios in developed and emerging markets overseeing new product development, portfolio design, implementation and ongoing management. Mr. Ioffe earned a Master of Science with Honors in Computer Science from St. Petersburg
Polytechnic University in Russia and received an MBA from New York University's Stern School of
Business. He is a CFA charterholder.

Osman Ali, CFA, Managing Director joined Goldman Sachs in 2003 and is a portfolio manager in the
Quantitative Investment Strategies (“QIS”) group within GSAM. Mr. Ali serves as the lead portfolio manager and strategist for the team’s active (alpha) equity strategies. In addition, his research and portfolio management responsibilities also extend to the team’s ActiveBeta equity strategies. He has been involved in the research and implementation of QIS’ equity investment models since joining the team in
2005. Mr. Ali earned a Bachelor of Science in Computer Science from Cornell University in 2003 and a
Master of Arts in Mathematics from Columbia University in 2008. He is a CFA charterholder.

Takashi Suwabe joined GSAM in 2009. Mr. Suwabe has been a member of the Equity Alpha team within
GSAM since 2009. Mr. Suwabe is a Senior Portfolio Manager and Head of Research of the Equity Alpha
business in the QIS Group. Mr. Suwabe earned a B.S. in Physics from Tokyo Institute of Technology and has a Ph.D. from The Graduate University of Advanced Studies in Japan.

Sharanya Srinivasan is a Managing Director and Senior Portfolio Manager in the Quantitative Investment
Strategies (QIS) Group within Goldman Sachs Asset Management. She is a senior portfolio manager and researcher, specializing in alpha research and portfolio management for equity alpha portfolios. Sharanya initially joined Goldman Sachs in 2007 as an analyst, rejoined the firm in 2019 as a vice president and was named managing director in 2021. Sharanya earned a B.S. in Electrical Engineering from the School of
Engineering and Applied Sciences and a B.S. in Economics from the Wharton School of Business of the
University of Pennsylvania in 2007, where she graduated from the Jerome Fisher Program. She is a CFA®
charterholder.

Dennis Walsh, Managing Director, joined Goldman Sachs in 2005. Mr. Walsh is a lead portfolio manager and co-heads research and portfolio management for the Equity Alpha business in the QIS Group.
Previously, Mr. Walsh was a senior researcher responsible for developing global stock selection models for the QIS team. Mr. Walsh earned a Bachelor of Arts in Computer Science from Dartmouth College in
2001 and a master’s degree in Finance from Princeton University in 2009.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
14

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
15

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
16

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
17

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21[1]
Net asset value, beginning of period	$ 56.055	$ 45.257	$ 33.861	$ 54.396	$ 45.414
Income (loss) from investment operations:
Net investment income (loss)[2]	0.031	0.071	0.164	0.065	(0.026)
Net realized and unrealized gain (loss)	3.014	13.702	11.399	(14.498)	14.057
Total from investment operations	3.045	13.773	11.563	(14.433)	14.031
Less dividends and distributions from:
Net investment income	—	(0.004)	(0.167)	—	—
Net realized gain	(3.557)	(2.971)	—	(6.102)	(5.049)
Total dividends and distributions	(3.557)	(2.975)	(0.167)	(6.102)	(5.049)
Net asset value, end of period	$ 55.543	$ 56.055	$ 45.257	$ 33.861	$ 54.396
Total return[3]	5.52%	30.41%	34.15%	(26.73%)	30.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$294,124	$315,950	$271,190	$221,031	$328,574
Ratio of expenses to average net assets	0.66%	0.66%	0.67%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.77%	0.78%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets	0.06%	0.14%	0.42%	0.15%	(0.05%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05%)	0.03%	0.31%	0.04%	(0.15%)
Portfolio turnover	121%	122%	118%	122%	156%

[1]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

18

	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21[1]
Net asset value, beginning of period	$ 53.835	$ 43.663	$ 32.678	$ 52.909	$ 44.388
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.100)	(0.059)	0.063	(0.038)	(0.153)
Net realized and unrealized gain (loss)	2.882	13.206	10.987	(14.091)	13.723
Total from investment operations	2.782	13.147	11.050	(14.129)	13.570
Less dividends and distributions from:
Net investment income	—	(0.004)	(0.065)	—	—
Net realized gain	(3.557)	(2.971)	—	(6.102)	(5.049)
Total dividends and distributions	(3.557)	(2.975)	(0.065)	(6.102)	(5.049)
Net asset value, end of period	$ 53.060	$ 53.835	$ 43.663	$ 32.678	$ 52.909
Total return[3]	5.26%	30.09%	33.81%	(26.92%)	30.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,370,387	$1,480,753	$1,355,735	$1,149,701	$1,519,106
Ratio of expenses to average net assets	0.91%	0.91%	0.92%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.02%	1.03%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets	(0.19%)	(0.11%)	0.17%	(0.10%)	(0.30%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30%)	(0.22%)	0.06%	(0.21%)	(0.40%)
Portfolio turnover	121%	122%	118%	122%	156%

[1]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

19

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
20

Lincoln Variable Insurance Products Trust
LVIP Blended Mid Cap Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Blended Mid Cap Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.73%	0.98%
Less Fee Waiver[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.72%	0.97%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.005% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$74	$232	$405	$906
Service Class	$99	$311	$541	$1,200
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
LVIP Blended Mid Cap Managed Volatility Fund1

Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that are high quality and/or offer above-average growth potential. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The Fund, under normal circumstances, invests at least 80% of its net assets in the securities of mid-capitalization companies. Mid-capitalization companies are companies with market capitalizations within the range of companies in the Russell Midcap® Growth Index at the time of acquisition. In addition, the Fund may invest in foreign stocks, including those in emerging markets, up to 15% of its total assets. The Fund may also, to a lesser extent, invest in small capitalization companies.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. Massachusetts Financial Services Company (“MFS”) and T. Rowe Price Associates (“T. Rowe Price”) serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser allocates approximately 50% of the portion of the Fund’s assets not subject to the overlay to MFS and approximately 50% of the portion of the Fund’s assets not subject to the overlay to T. Rowe Price. Such allocations are subject to change at the discretion of the Adviser.
MFS normally invests at least 80% of the Fund's net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Growth Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company's growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
MFS normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
T. Rowe Price’s stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have: (1) a demonstrated ability to consistently increase revenues, earnings, and cash flow; (2) capable management; (3) attractive business niches; and (4) a sustainable competitive advantage. When T. Rowe Price selects investments, valuation measures, such as a company’s price/earnings (P/E) ratio relative to the market and its own growth rate are also considered.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility,
2LVIP Blended Mid Cap Managed Volatility Fund

the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
LVIP Blended Mid Cap Managed Volatility Fund3

•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Quantitative Model Risk. The Fund’s reliance on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio could cause the adviser to be unsuccessful in selecting companies for investment or determining the weighting of particular stocks in the portfolio.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	17.27%
Lowest Quarterly Return	Q1 2022	(15.21%)
The Fund’s performance prior to September 21, 2012 does not reflect the impact of the managed volatility strategy, which was implemented on that date and is currently used by the Fund.
4LVIP Blended Mid Cap Managed Volatility Fund

Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Blended Mid Cap Managed Volatility Fund – Standard Class	2.90%	4.58%	9.91%
LVIP Blended Mid Cap Managed Volatility Fund – Service Class	2.65%	4.32%	9.63%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Massachusetts Financial Services Company (“MFS”)
Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

MFS Portfolio Managers	Company Title	Experience with Fund
Eric Fischman, CFA	Investment Officer and Portfolio Manager	Since October 2008
Eric Braz, CFA	Investment Officer and Portfolio Manager	Since June 2021

T. Rowe Price Portfolio Manager	Company Title	Experience with Fund
Dante Pearson	co-Portfolio Manager	Since March 2026
Donald J. Peters	co-Portfolio Manager	Since February 2016*
*
Effective December 31, 2026, Mr. Peters will no longer be a portfolio manager of the Fund.

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
LVIP Blended Mid Cap Managed Volatility Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP Blended Mid Cap Managed Volatility Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that are high quality and/or offer above-average growth potential. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The Fund, under normal circumstances, invests at least 80% of its net assets in the securities of mid-capitalization companies. Mid-capitalization companies are companies with market capitalizations within the range of companies in the Russell Midcap® Growth Index at the time of acquisition. As of March 31, 2026, this range of market capitalizations was between approximately $1 billion to $96 billion. In addition, the Fund may invest in foreign stocks, including those in emerging markets, up to 15% of its total assets. The Fund may also, to a lesser extent, invest in small capitalization companies.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. Massachusetts Financial Services Company (“MFS”) and T. Rowe Price Associates (“T. Rowe Price”) serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser allocates approximately 50% of the portion of the Fund’s assets not subject to the overlay to MFS and approximately 50% of the portion of the Fund’s assets not subject to the overlay to T. Rowe Price. Such allocations are subject to change at the discretion of the Adviser.
MFS normally invests at least 80% of the Fund's net assets in growth companies with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Growth Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. Growth companies are companies that MFS believes have above average potential with respect to the rate and duration of earnings growth compared to other companies. MFS considers a number of factors when determining a company's growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
MFS normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
T. Rowe Price’s stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have: (1) a demonstrated ability to consistently increase revenues, earnings, and cash flow; (2) capable management; (3) attractive business niches; and (4) a sustainable competitive advantage. When T. Rowe Price selects investments, valuation measures, such as a company’s price/earnings (P/E) ratio relative to the market and its own growth rate are also considered. Holdings of high-yielding stocks will typically be limited, but the payment of dividends (even above-average dividends) does not disqualify a stock from consideration. However, investment holdings are expected to have relatively low dividend yields.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
7

Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in stocks of mid-capitalization companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
8

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian
9

fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets,
10

market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Quantitative Model Risk. The Fund’s reliance on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio could cause the adviser to be unsuccessful in selecting companies for investment or determining the weighting of particular stocks in the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, the data on which the models rely may be incorrect or incomplete, or the models may not be implemented as intended by the adviser. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Advisers: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
11

Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-advisers, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.65% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-advisers.

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
Massachusetts Financial Services Company (“MFS”), 111 Huntington Avenue, Boston, Massachusetts,
02199, commonly known as MFS Investment Management, acts as the investment adviser to investment companies, separate accounts and other clients. MFS is a majority owned subsidiary of Sun Life of Canada
(U.S.) Financial Services Holdings Inc., which in turn is an indirect wholly owned subsidiary of Sun Life
Financial, Inc. (a diversified financial services company). As of December 31, 2025, net assets under management of the MFS organization were approximately $651 billion.

MFS Portfolio Managers	Eric Fischman and Eric Braz are responsible for the day-to-day management of the portion of the Fund's assets allocated to MFS.

Eric Fischman, CFA, is an Investment Officer and Portfolio Manager at MFS. Mr. Fischman has been employed in the investment area of MFS since 2000. He holds a B.A. from Cornell University, earned an
M.B.A. from Columbia Business School, and a J.D. from Boston University School of Law. He is a
Chartered Financial Analyst® (CFA) Charterholder.

Eric Braz, CFA, is an Investment Officer and Portfolio Manager at MFS. Mr. Braz has been employed in the investment area of MFS since 2007. Mr. Braz holds a B.S. from Pennsylvania State University and an
M.B.A. from the University of Chicago Booth School of Business. He also holds the Chartered Financial
Analyst (CFA) designation.

Sub-Adviser
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 1307 Point Street, Baltimore, MD 21231, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe
Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $1.8 trillion as of December 31, 2025. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Manager	Dante Pearson and Donald J. Peters are responsible for the day-to-day management of the portion of the Fund's assets allocated to T. Rowe Price.
12

Dante Pearson is an associate portfolio manager for the US Structured Active Mid-Cap Growth Strategy in
the Global Equity Division. He is an Investment Advisory Committee member of the US All-Cap
Opportunities Equity, US Structured Active Mid-Cap Growth, Small-Cap Growth Equity, and US Real Estate
Equity Strategies. He is a vice president of T. Rowe Price Group, Inc. Mr. Pearson's investment experience began in 2013, and he has been with T. Rowe Price since 2017, beginning in the U.S. Equity Division. Prior to his current role, he was the portfolio manager for the Business Services Model Portfolio. Previously, Mr.
Pearson worked at Spears Abacus Advisors in New York as an equity analyst. Mr. Pearson earned a B.A. in
English from Harvard College and an M.B.A. in finance from the University of Pennsylvania, The Wharton
School.

Donald J. Peters is a Portfolio Manager for T. Rowe Price. He joined the firm in 1993. He holds a B.S. in
Economics from Tulane University and an M.B.A. from the Wharton School of Business of the University of
Pennsylvania.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to
13

the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
14

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 21.917	$ 19.443	$ 16.667	$ 24.072	$ 21.901
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.023)	0.005	0.052	0.016	(0.075)
Net realized and unrealized gain (loss)	0.780	3.662	2.897	(5.710)	2.984
Total from investment operations	0.757	3.667	2.949	(5.694)	2.909
Less dividends and distributions from:
Net investment income	—	(0.002)	(0.052)	—	—
Net realized gain	(3.670)	(1.191)	(0.121)	(1.711)	(0.738)
Total dividends and distributions	(3.670)	(1.193)	(0.173)	(1.711)	(0.738)
Net asset value, end of period	$ 19.004	$ 21.917	$ 19.443	$ 16.667	$ 24.072
Total return[2]	2.90%	19.23%	17.75%	(23.57%)	13.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,920	$34,782	$32,475	$28,910	$37,540
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.73%	0.72%
Ratio of net investment income (loss) to average net assets	(0.11%)	0.02%	0.29%	0.09%	(0.32%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.12%)	0.01%	0.28%	0.08%	(0.33%)
Portfolio turnover	59%	41%	42%	31%	27%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

16

	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 20.719	$ 18.483	$ 15.853	$ 23.064	$ 21.064
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.072)	(0.045)	0.007	(0.029)	(0.128)
Net realized and unrealized gain (loss)	0.744	3.473	2.751	(5.471)	2.866
Total from investment operations	0.672	3.428	2.758	(5.500)	2.738
Less dividends and distributions from:
Net investment income	—	(0.001)	(0.007)	—	—
Net realized gain	(3.670)	(1.191)	(0.121)	(1.711)	(0.738)
Total dividends and distributions	(3.670)	(1.192)	(0.128)	(1.711)	(0.738)
Net asset value, end of period	$ 17.721	$ 20.719	$ 18.483	$ 15.853	$ 23.064
Total return[2]	2.65%	18.93%	17.46%	(23.76%)	13.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$687,002	$763,808	$781,875	$731,534	$953,768
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.97%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.98%	0.97%
Ratio of net investment income (loss) to average net assets	(0.36%)	(0.23%)	0.04%	(0.16%)	(0.57%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.37%)	(0.24%)	0.03%	(0.17%)	(0.58%)
Portfolio turnover	59%	41%	42%	31%	27%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
LVIP Channing Small Cap Value Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Channing Small Cap Value Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Channing Small Cap Value Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Channing Small Cap Value Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.13%
Total Annual Fund Operating Expenses	0.88%	1.13%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$90	$281	$488	$1,084
Service Class	$115	$359	$622	$1,375
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Principal Investment Strategies
Channing Capital Management, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund pursues its objective by investing primarily in the stocks of small-cap companies. The Fund, under normal circumstances, invests at least 80% of its assets in securities of small-cap companies with market capitalizations that fall within the range of companies in the Russell 2000® Value Index. The Russell 2000® Value Index is an unmanaged index that measures the performance of the
LVIP Channing Small Cap Value Fund1

Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000® Index is a small-cap market index comprised of the smallest 2,000 stocks in the Russell 3000® Index, which is the 3,000 largest U.S. companies based on total market capitalization). As of March 31, 2026, the market capitalization range of the Russell 2000® Index was $85 million to $40 billion.
The Fund primarily invests in common stocks, but it also may invest in securities of small-cap companies issued by real estate investment trusts (REITs), including stocks purchased in initial public offerings (IPOs) or shortly thereafter. REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. The Fund also may invest in exchange-traded funds (ETFs) to provide exposure to certain equity markets.
The Fund’s portfolio is selected utilizing the Sub-Adviser’s fundamental, bottom-up value investment philosophy that focuses on making concentrated investments in undervalued and neglected small cap-companies that are broadly diversified across many market sectors. The Fund anticipates that it will hold approximately 35-50 securities. The Fund’s holdings may be above or below these amounts, however, the Fund will not purchase or sell holdings solely to stay within that range. The Sub-Adviser may sell a security in accordance with its defined sell discipline, which includes selling a security based on changes in stock price, valuation, company fundamentals, and/or performance expectations.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Initial Public Offering (IPO) Risk. IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
2LVIP Channing Small Cap Value Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	10.70%
Lowest Quarterly Return	Q1 2025	(12.04%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	Since Inception	Inception Date
LVIP Channing Small Cap Value Fund – Standard Class	7.94%	9.66%	7/25/2022
LVIP Channing Small Cap Value Fund – Service Class	7.67%	9.40%	7/25/2022
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	18.53%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Channing Capital Management, LLC (“Channing”)
Portfolio Managers

Channing Portfolio Managers	Company Title	Experience with Fund
Wendell E. Mackey, CFA	Lead Portfolio Manager	Since July 2022
Timothy J. Kroll, CFA	Portfolio Manager	Since July 2022
Matthew Betourney, CFA	Portfolio Manager	Since July 2022
Kevin B. Reynolds, CFA	Portfolio Manager	Since July 2022
Derik D. Coffey, CFA	Client Portfolio Manager	Since July 2022
Jason T. Boles, CFA	Portfolio Manager	Since January 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
LVIP Channing Small Cap Value Fund3

Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Channing Small Cap Value Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund’s objective is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
Channing Capital Management, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund pursues its objective by investing primarily in the stocks of small-cap companies. The Fund, under normal circumstances, invests at least 80% of its assets in securities of small-cap companies with market capitalizations that fall within the range of companies in the Russell 2000® Value Index (the “Index”). The Russell 2000® Value Index is an unmanaged index that measures the performance of the Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000® Index is a small-cap market index comprised of the smallest 2,000 stocks in the Russell 3000® Index, which is the 3,000 largest U.S. companies based on total market capitalization). As of March 31, 2026, the market capitalization range of the Russell 2000® Index was $85 million to $40 billion.
The Fund primarily invests in common stocks, but it also may invest in securities of small-cap companies issued by real estate investment trusts (REITs), including stocks purchased in initial public offerings (IPOs) or shortly thereafter. REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. The Fund also may invest in exchange-traded funds (ETFs) to provide exposure to certain equity markets.
The Sub-Adviser uses a fundamental, concentrated, bottom-up value investment philosophy that focuses on undervalued and neglected small-cap companies. Stock selection is the primary driver of the Sub-Adviser’s performance and investment discipline. The Sub-Adviser seeks companies that trade at a targeted 30% or greater discount to their “intrinsic value” as perceived by the Sub-Adviser based on its bottom-up analysis of the company’s fundamental business characteristics, including:(1) acquisition multiples of comparable companies, (2) discounted cash flow (DCF) analysis, and (3) sum-of-the-parts analyses. These value metrics provide the Sub-Adviser with what is described as a “margin of safety” that seeks to take advantage of upside potential relative to the company’s intrinsic value. In constructing the Fund’s portfolio, the Sub-Adviser seeks quality companies that meet its “intrinsic value” criteria across many market sectors that have certain business characteristics, such as those companies with leading products or services with high barriers to competitive threats, solid financials, capable management teams, and relatively predictable cash earnings prospects. The Fund anticipates that it will hold approximately 35-50 securities. The Fund’s holdings may be above or below these amounts, however, the Fund will not purchase or sell holdings solely to stay within that range. The Sub-Adviser may sell a security in accordance with its defined selling discipline, which includes selling a security based on changes in stock price, valuation, company fundamentals, and/or performance expectations.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in stocks of small-cap companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
5

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Initial Public Offering (IPO) Risk. IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. Limited trading in some IPOs may make it more difficult to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares also may be affected by: substantial dilution in the value of their shares, sales of additional shares, and concentration of control in existing management and principal shareholders. In addition, some real estate companies in IPOs may have limited operating histories, may be undercapitalized, and may not have invested in or experienced a full market cycle.
6

Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.75% of the Fund's average net assets).
Sub-Adviser
Channing Capital Management, LLC (“Channing”), 10 S. LaSalle Street, Chicago, IL 60603, is a
privately-held, employee-owned investment management firm founded in 2003. Channing provides investment advisory services to institutional investors with a disciplined “Intrinsic Value” philosophy and process established in 2003. Rodney B. Herenton and Wendell E. Mackey,CFA are the Founding Partners of
Channing Capital Management, LLC.

7

Channing Portfolio Managers	Wendell E. Mackey, Timothy J. Kroll, Matthew Betourney, Kevin B. Reynolds, Derik D. Coffey and Jason T. Boles are responsible for the day-to-day management of the Fund's assets.

Wendell E. Mackey, CFA, Lead Portfolio Manager. Mr. Mackey is a Founder, Co-Chief Executive Officer &
Chief Investment Officer for Channing Capital Management, LLC and serves as Lead Portfolio Manager for the Small-Cap Value and SMID Strategies. Mr. Mackey has over 25 years of investment experience.
Formerly, he was Senior Managing Director of Valenzuela Capital Partners, LLC, a small and mid-cap equities boutique, where he shared responsibility for managing the firm’s assets, research staff and overall firm. He previously was a portfolio manager with Barnett Capital Advisors, responsible for mid/large cap institutional assets, and he held a senior role at NCM Capital Management Group, where he served as portfolio manager responsible for Calvert Social Investment Managed Growth Fund and Calvert CRI
Balanced Fund. He also held analyst positions with PNC Bank in the Corporate Finance, and Investment
Management and Research divisions of the Bank. Mr. Mackey received a BBA from Howard University, and a MM from the J.L. Kellogg Graduate School of Management, Northwestern University. Mr. Mackey
currently serves on the Board of Visitors for the Howard University School of Business. He previously served as a Board Member and Chair of the Audit Committee of the CFA Society of Chicago. He has earned the Chartered Financial Analyst designation.

Timothy J. Kroll, CFA, is a Portfolio Manager of the Small and SMID Value Products at Channing Capital
Management, LLC. Mr. Kroll has over 25 years of investment experience. Prior to joining the firm, Mr. Kroll was a Founder and Director of InView Investment Management, LLC. Previously Tim was a Vice President
at ABN AMRO Asset Management Holdings Inc. where he researched equities for a 5-Star
Morningstar-rated and Money Top 100 mutual fund with over $1 billion in assets at that time. He also held equity research positions at Lincoln Capital Management and at Mesirow Financial as a sell-side small value research analyst. Mr. Kroll received a BS in finance from Southern Illinois University and a MM from the J.L. Kellogg Graduate School of Management, Northwestern University. He has earned the Chartered
Financial Analyst designation.

Matthew Betourney, CFA, is a Portfolio Manager of the Small and SMID Value Products at Channing, and
has over 15 years of investment experience. Prior to joining the firm, Matt was a Senior Research Analyst at Susquehanna Investment Group based in Chicago. He researched event-driven situations focused in the industrial and materials sectors. Previously Matt was a Senior Research Analyst at Wintrust Capital
Management where he researched small-cap equities in the industrial, material and consumer sectors. He also held an equity research position at Magnetar Financial LLC. Mr. Betourney received his B.B.A. in
Finance with an emphasis in Accounting from the University of Iowa and his M.B.A. at the University Of
Chicago Booth School Of Business. He has earned the Chartered Financial Analyst designation.

Kevin B. Reynolds, CFA, is a Portfolio Manager of the Small and SMID Value Product at Channing Capital
Management, LLC. Mr. Reynolds has over 20 years of investment experience. Prior to joining the firm, Mr.
Reynolds was a Senior Vice President at Wunderlich Securities, Inc., where he researched small and mid-cap Regional and Community Banks. He also held equity research positions at Morgan Keegan & Co.,
Janney Montgomery Scott and Stanford Group. Mr. Reynolds received a BBA in finance from Memphis
State University (now the University of Memphis) and an MBA from the Fogelman College of Business and
Economics, University of Memphis. He has earned the Chartered Financial Analyst designation.

Derik D. Coffey, CFA, is a Client Portfolio Manager at Channing Capital Management. Mr. Coffey has 20
years of investment experience. Prior to joining the firm, he was a Portfolio Specialist at Herndon Capital
Management focused on value strategies. Prior to Herndon, Mr. Coffey was an analyst at UBS Financial
Services in the Manager Research Group responsible for due diligence on managers primarily in the small and mid-cap space. Before that, he was an Assistant Vice President for M&A at New York Life Insurance,
and an analyst in the Global M&A Group at Lehman Brothers. Mr. Coffey earned a B.A. from Tuskegee
University, and a Master of Science from Georgetown University. He has also earned the Chartered
Financial Analyst designation.

Jason T. Boles, CFA, is a Portfolio Manager of the Small and SMID Value Products at Channing Capital
Management. Mr. Boles has over 23 years of investment experience. Prior to joining the firm, he was a
Senior Equity Analyst on the Small-Cap Value team at WEDGE Capital Management, covering various sectors including technology, industrials, and transportation. Prior to WEDGE, Mr. Boles was an Equity
Research Associate with Bank of America, focusing on the technology hardware sector. Mr. Boles earned a
Bachelor of Science in Economics from Cornell University, and a Master of Business from the University of
Chicago Booth School of Business. He has also earned the Chartered Financial Analyst designation.

8

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
9

Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another
10

mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Channing Small Cap Value Fund Standard Class
	Year Ended			7/25/22[1] to
	12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$ 12.508	$ 11.358	$ 9.534	$ 10.000
Income (loss) from investment operations:
Net investment income[2]	0.111	0.051	0.065	0.038
Net realized and unrealized gain (loss)	0.872	1.186	1.833	(0.465)
Total from investment operations	0.983	1.237	1.898	(0.427)
Less dividends and distributions from:
Net investment income	(0.119)	(0.087)	(0.069)	(0.038)
Net realized gain	(0.426)	—	—	—
Return of capital	—	—	(0.005)	(0.001)
Total dividends and distributions	(0.545)	(0.087)	(0.074)	(0.039)
Net asset value, end of period	$ 12.946	$ 12.508	$ 11.358	$ 9.534
Total return[3]	7.94%	10.85%	19.94%	(4.28%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$91,959	$90,148	$98,093	$85,969
Ratio of expenses to average net assets	0.88%	0.88%[4]	0.88%	0.88%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed/recouped	0.88%	0.87%	0.88%	0.96%
Ratio of net investment income to average net assets	0.91%	0.42%[4]	0.63%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.91%	0.43%	0.63%	0.78%
Portfolio turnover	83%	51%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2024 which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

12

	LVIP Channing Small Cap Value Fund Service Class
	Year Ended			7/25/22[1] to
	12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$ 12.477	$ 11.335	$ 9.530	$ 10.000
Income (loss) from investment operations:
Net investment income[2]	0.081	0.022	0.039	0.026
Net realized and unrealized gain (loss)	0.866	1.181	1.831	(0.462)
Total from investment operations	0.947	1.203	1.870	(0.436)
Less dividends and distributions from:
Net investment income	(0.090)	(0.061)	(0.060)	(0.033)
Net realized gain	(0.426)	—	—	—
Return of capital	—	—	(0.005)	(0.001)
Total dividends and distributions	(0.516)	(0.061)	(0.065)	(0.034)
Net asset value, end of period	$ 12.908	$ 12.477	$ 11.335	$ 9.530
Total return[3]	7.67%	10.58%	19.65%	(4.37%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,926	$13,120	$6,380	$295
Ratio of expenses to average net assets	1.13%	1.12%	1.13%	1.13%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed/recouped	1.13%	1.12%	1.13%	1.21%
Ratio of net investment income to average net assets	0.66%	0.18%	0.38%	0.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.66%	0.18%	0.38%	0.53%
Portfolio turnover	83%	51%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.73%	1.08%
Less Fee Waiver and Expense Reimbursement[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.65%	1.00%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.035% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.645% of the Fund’s average daily net assets for the Standard Class (and 0.995% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$66	$225	$398	$899
Service Class	$102	$336	$588	$1,310
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing in a portfolio of investments that provide exposure to securities of large cap issuers. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. ClearBridge Investments, LLC (“ClearBridge”) and Franklin Advisers, Inc. (“Franklin Advisers”) serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser allocates approximately 50% of the portion of the Fund’s assets not subject to the overlay to ClearBridge and approximately 50% of the portion of the Fund’s assets not subject to the overlay to Franklin Advisers. Such allocations are subject to change at the discretion of the Adviser.
The Fund, under normal circumstances, invests at least 80% of its assets in a portfolio of investments that provide exposure to securities of large cap issuers, which, for purposes of the Fund, are companies within the capitalization range of the S&P 500® Index. As of March 31, 2026, the market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion.
The Fund invests in equity securities, as well as in derivatives and other investments that have economic characteristics similar to such securities. The Fund may invest in securities of issuers of all capitalization sizes to the extent consistent with the Fund’s policy of investing at least 80% of its assets in a portfolio of investments that provide exposure to securities of large cap issuers. The Fund also may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers are expected to be large-capitalization issuers. The Fund invests a large percentage of its assets in equity securities of U.S. companies, although it may also invest in equity securities of foreign issuers. The Fund invests in equities with a view to capital appreciation as well as income from dividend payments and other distributions.
The ClearBridge Appreciation strategy seeks long-term capital appreciation by investing primarily in a core portfolio of quality large capitalization companies, although the portfolio managers may also invest in selected mid and small capitalization companies. The fund invests primarily in equity securities of U.S. companies but may invest up to 20% of its net assets in the equity securities of foreign issuers. Investments generally include companies the portfolio managers believe have superior demonstrated or expected growth characteristics and whose stocks are available at reasonable prices, and/or companies whose assets or earning power the portfolio managers believe are either unrecognized or undervalued by the market.
Franklin Advisers uses a stock selection process based on a diverse set of fundamental and behavioral drivers of return. Franklin Advisers believes that stocks with high return potential have attractive valuation and favorable investment sentiment. Franklin Advisers takes a systematic approach, which allows it to evaluate all stocks in the investment universe every day on a consistent basis. Franklin Advisers builds portfolios that emphasize stocks with high expected return and that manage risk carefully.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility,
2LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Technology Sector Risk. Investments in technology companies are exposed to special risks, such as rapid advances in technology that might cause existing products to become obsolete. Companies in a number of technology industries are also subject to more government regulations and approval processes than many other industries.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund3

settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Effective February 11, 2019, the Fund changed its investment strategy from a fund of funds to a sub-advised fund. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
4LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	14.01%
Lowest Quarterly Return	Q2 2022	(13.02%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund – Standard Class	10.81%	10.84%	11.39%
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund – Service Class	10.42%	10.45%	11.00%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge”)
Investment Sub-Adviser: Franklin Advisers, Inc. (“FAV”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

ClearBridge Portfolio Managers	Company Title	Experience with Fund
Michael Kagan	Managing Director, Portfolio Manager	Since February 2019
Stephen Rigo, CFA	Managing Director, Portfolio Manager	Since September 2022

FAV Portfolio Managers	Company Title	Experience with Fund
Sundaram Chettiappan, CFA*	Senior Vice President and Portfolio Manager	Since September 2023
Christopher W. Floyd, CFA	Senior Vice President and Portfolio Manager	Since August 2021
Brett Risser	Head of Quantitative Equity Portfolio Management, Senior Vice President and Portfolio Manager	Since September 2025
Adrian H. Chan, CFA	Head of Systematic Equity, Senior Vice President, Portfolio Manager	Since June 2026
*
Effective June 1, 2026, Mr. Chettiappan will no longer be a portfolio manager of the Fund.

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund5

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval. The Fund pursues its investment objective by investing in a portfolio of investments that provide exposure to securities of large cap issuers. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. ClearBridge Investments, LLC (“ClearBridge”) and Franklin Advisers, Inc. (“Franklin Advisers”) serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser allocates approximately 50% of the portion of the Fund’s assets not subject to the overlay to ClearBridge and approximately 50% of the portion of the Fund’s assets not subject to the overlay to Franklin Advisers. Such allocations are subject to change at the discretion of the Adviser.
The Fund, under normal circumstances, invests at least 80% of its assets in a portfolio of investments that provide exposure to securities of large cap issuers, which, for purposes of the Fund, are companies within the capitalization range of the S&P 500® Index. As of March 31, 2026 the market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion.
The Fund invests in equity securities, as well as in derivatives and other investments that have economic characteristics similar to such securities. The Fund may invest in securities of issuers of all capitalization sizes to the extent consistent with the Fund’s policy of investing at least 80% of its assets in a portfolio of investments that provide exposure to securities of large cap issuers. The Fund also may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers are expected to be large-capitalization issuers. The Fund invests a large percentage of its assets in equity securities of U.S. companies, although it may also invest in equity securities of foreign issuers. The Fund invests in equities with a view to capital appreciation as well as income from dividend payments and other distributions.
The ClearBridge Appreciation strategy seeks long-term capital appreciation by investing primarily in a core portfolio of quality large capitalization companies, although the portfolio managers may also invest in selected mid and small capitalization companies. The fund invests primarily in equity securities of U.S. companies but may invest up to 20% of its net assets in the equity securities of foreign issuers. Investments generally include companies the portfolio managers believe have superior demonstrated or expected growth characteristics and whose stocks are available at reasonable prices, and/or companies whose assets or earning power the portfolio managers believe are either unrecognized or undervalued by the market.
Franklin Advisers uses a stock selection process based on a diverse set of fundamental and behavioral drivers of return. Franklin Advisers believes that stocks with high return potential have attractive valuation and favorable investment sentiment. Franklin Advisers takes a systematic approach, which allows it to evaluate all stocks in the investment universe every day on a consistent basis. Franklin Advisers builds portfolios that emphasize stocks with high expected return and that manage risk carefully.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
7

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in a portfolio of investments that provides exposure to securities of large cap issuers only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
8

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Technology Sector Risk. Investments in technology companies are exposed to special risks, such as rapid advances in technology that might cause existing products to become obsolete. Companies in a number of technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, technology companies are dependent upon consumer and business acceptance as new technologies evolve.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices
9

can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
10

Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. The relevance and weightings of specific ESG factors can vary across individual portfolio holdings, asset classes, sectors and strategies. No one factor or consideration is determinative. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance. Moreover, ESG information is in many instances qualitative and therefore subjective. There are significant differences in interpretations of what it means for a company to have positive or negative ESG characteristics. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. The approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory changes.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s
11

assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Advisers: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-advisers, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.60% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-advisers.

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
ClearBridge Investments, LLC (“ClearBridge”), is located at One Madison Avenue, New York, New York,
10010. ClearBridge is a wholly owned subsidiary of Franklin Resources, Inc., a publicly traded company listed on the New York Stock Exchange (NYSE:BEN). As of December 31, 2025, ClearBridge’s total assets under management were approximately $212 billion, including $45.2 billion for which ClearBridge provides non-discretionary investment models to managed account sponsors.

ClearBridge Portfolio Managers	Michael Kagan and Stephen Rigo are responsible for the day-to-day management of the portion of the Fund’s assets allocated to ClearBridge.

Michael Kagan is a Managing Director and Portfolio Manager at ClearBridge. Mr. Kagan co-manages the
Appreciation strategy. He joined ClearBridge in 1994 and has 41 years of investment industry experience.
Mr. Kagan is a member of the ClearBridge Proxy and Brokerage Committees. Mr. Kagan received a B.A. in
Economics from Harvard College and attended the Massachusetts Institute of Technology Sloan School of
Management.

12

Stephen Rigo, CFA, is a Managing Director and Portfolio Manager at ClearBridge. Mr. Rigo co-manages the Appreciation Strategy. He has 26 years of investment industry experience and joined ClearBridge in
2016 as a Sector Analyst covering financials, and in 2019 was named a Senior Portfolio Analyst on the
Appreciation Strategy. Mr. Rigo holds a BS in Finance from Boston College and is a member of the CFA
Institute.

Sub-Adviser
Franklin Advisers, Inc. (“FAV”), One Franklin Parkway, San Mateo, CA 94403-1906. FAV is a wholly owned subsidiary of Franklin Resources, Inc. (“Franklin”). Net assets under the management of the Franklin organization was over $1.68 trillion as of December 31, 2025.

FAV Portfolio Managers	Sundaram Chettiappan, Christopher W. Floyd, Brett Risser and Adrian H. Chan are responsible for the day-to-day management of the portion of the Fund’s assets allocated to FAV.

Sundaram Chettiappan, CFA, is a Senior Vice President and Portfolio Manager for Franklin Templeton
Investment Solutions (FTIS). Prior to joining Franklin Templeton Investments in 2018, Mr. Chettiappan
worked at Balyasny Asset Management where he was a Senior Quantitative Researcher building deep fundamental sector-based long/short models within the Systematic Strategies group. Mr. Chettiappan holds a Bachelor of Engineering Computer Sciences and Engineering degree from College of Engineering
Guindy, Anna University and a Master of Quantitative and Computational Finance from Georgia Institute of
Technology. He also holds the Chartered Financial Analyst (CFA) designation.

Christopher W. Floyd, CFA, is a Senior Vice President and Portfolio Manager for Franklin Templeton
Investment Solutions. He is the Lead Portfolio Manager for the International large-cap and small-cap active factor equity strategies and serves as Co-Portfolio Manager for the Global and US active factor equity strategies. Previously, Mr. Floyd served as a Developed Markets Senior Portfolio Manager at
Batterymarch Financial Management, which merged with QS Investors in 2014. Mr. Floyd holds a Bachelor of Arts in Economics from Dartmouth College and an MBA from Cornell University. He also holds the
Chartered Financial Analyst (CFA) designation.

Brett Risser, is Head of Quantitative Equity Portfolio Management, a Vice President and Portfolio Manager
for Franklin Templeton Investment Solutions (“FTIS”). Mr. Risser joined FTIS in 2024. Prior to joining FTIS,
Mr. Risser spent nearly two decades at Putnam Investments (“Putnam”), where he served as a portfolio manager in the Global Asset Allocation (GAA) group. Prior to joining Putnam, Mr. Risser worked at State
Street Research & Management Company, where he served as an equity research associate and a quantitative research associate. Mr. Risser holds a Bachelor of Science degree in computer information systems from Suffolk University.

Adrian H. Chan, CFA, is Head of Systematic Equity, a Senior Vice President and Portfolio Manager for
Franklin Templeton Investment Solutions (“FTIS”). Mr. Chan is responsible for leading the team’s research efforts in systematic equity strategies and portfolio construction as well as quantitative equity portfolio management and custom equity solutions research. Most recently, Mr. Chan was the head of quantitative investments for FTIS, where Mr. Chan was also responsible for quantitative asset allocation and was a portfolio manager for the team’s target-date, traditional asset allocation, and multi-asset income strategies. Previously, Mr. Chan served as a portfolio manager within the Global Asset Allocation group at
Putnam Investments. Mr. Chan joined Putnam Investments in 2003, where he held various roles including analyst, investment associate, and intern. When Putnam Investments merged with Franklin Templeton, its
Global Asset Allocation group combined with FTIS. Mr. Chan holds a bachelor of arts degree in applied mathematics from Harvard University and an MBA from The Wharton School at the University of
Pennsylvania.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

13

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
14

The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products
15

that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
16

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 17.656	$ 15.289	$ 13.263	$ 18.018	$ 14.930
Income (loss) from investment opera- tions:
Net investment income[1]	0.124	0.141	0.149	0.131	0.083
Net realized and unrealized gain (loss)	1.720	3.241	2.769	(3.297)	3.208
Total from investment operations	1.844	3.382	2.918	(3.166)	3.291
Less dividends and distributions from:
Net investment income	(0.125)	(0.151)	(0.156)	(0.129)	(0.095)
Net realized gain	(2.192)	(0.864)	(0.736)	(1.460)	(0.108)
Total dividends and distributions	(2.317)	(1.015)	(0.892)	(1.589)	(0.203)
Net asset value, end of period	$ 17.183	$ 17.656	$ 15.289	$ 13.263	$ 18.018
Total return[2]	10.81%	22.29%	22.54%	(17.45%)[3]	22.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,316	$3,738	$1,829	$1,635	$2,063
Ratio of expenses to average net assets	0.65%	0.66%	0.68%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.72%	0.73%	0.73%	0.72%
Ratio of net investment income to average net assets	0.72%	0.81%	1.04%	0.85%	0.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64%	0.75%	0.99%	0.80%	0.45%
Portfolio turnover	37%	49%	14%	22%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	In 2022, 0.21% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.66)%.
17

	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 17.607	$ 15.249	$ 13.233	$ 17.980	$ 14.900
Income (loss) from investment opera- tions:
Net investment income[1]	0.063	0.079	0.098	0.078	0.024
Net realized and unrealized gain (loss)	1.709	3.230	2.758	(3.288)	3.197
Total from investment operations	1.772	3.309	2.856	(3.210)	3.221
Less dividends and distributions from:
Net investment income	(0.063)	(0.087)	(0.104)	(0.077)	(0.033)
Net realized gain	(2.192)	(0.864)	(0.736)	(1.460)	(0.108)
Total dividends and distributions	(2.255)	(0.951)	(0.840)	(1.537)	(0.141)
Net asset value, end of period	$ 17.124	$ 17.607	$ 15.249	$ 13.233	$ 17.980
Total return[2]	10.42%	21.86%	22.11%	(17.74%)[3]	21.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$426,243	$471,340	$486,284	$472,348	$621,683
Ratio of expenses to average net assets	1.00%	1.01%	1.03%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.07%	1.08%	1.08%	1.07%
Ratio of net investment income to average net assets	0.37%	0.46%	0.69%	0.50%	0.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.29%	0.40%	0.64%	0.45%	0.10%
Portfolio turnover	37%	49%	14%	22%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	In 2022, 0.22% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.96)%.
18

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
19

Lincoln Variable Insurance Products Trust
LVIP Franklin Templeton Core Bond Fund
Formerly LVIP Macquarie Bond Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Franklin Templeton Core Bond Fund, formerly, LVIP Macquarie Bond Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Franklin Templeton Core Bond Fund
Formerly LVIP Macquarie Bond Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Franklin Templeton Core Bond Fund (the “Fund”) is maximum current income (yield) consistent with a prudent investment strategy.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.31%	0.31%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.37%	0.72%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$38	$119	$208	$468
Service Class	$74	$230	$401	$894
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio.
Principal Investment Strategies
Lincoln Financial Investments Corporation serves as the Fund’s investment adviser. Franklin Advisers, Inc. (“FAV” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. Under normal market conditions, the Fund invests mainly in a diversified portfolio of investment-grade fixed-income securities. The Fund invests mainly in bonds of governments and private companies that are
LVIP Franklin Templeton Core Bond Fund1

investment-grade in quality with intermediate- to long-term maturities (three years or longer). Investment-grade securities are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating organization, or are unrated investments that the Sub-Adviser believes are of comparable quality.
The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Sub-Advisor believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment or are unrated securities that the Sub-Advisor believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.
The Sub-Adviser may consider, among other factors, a company’s or issuer’s credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). In addition to bonds, the Fund may also invest in other fixed-income instruments. The Fund may also use derivatives, such as futures, options, and certain swap contracts, for both hedging and non-hedging purposes.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Variable and Floating Rate Securities Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
2LVIP Franklin Templeton Core Bond Fund

•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Model and Data Risk. The Sub-Adviser relies heavily on quantitative models (both proprietary models developed by the Sub-Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. All models rely on correct market data inputs. If incorrect market data is entered into and relied upon by even a well-founded model, the resulting information will be incorrect.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	7.30%
Lowest Quarterly Return	Q1 2022	(6.36%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Franklin Templeton Core Bond Fund – Standard Class	7.25%	-0.44%	2.24%
LVIP Franklin Templeton Core Bond Fund – Service Class	6.87%	-0.79%	1.88%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
LVIP Franklin Templeton Core Bond Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Franklin Advisers, Inc. (“FAV”)
Portfolio Managers

FAV Portfolio Managers	Company Title	Experience with Fund
Patrick Klein, Ph.D.	Portfolio Manager	Since August 2025
Michael V. Salm	Portfolio Manager	Since August 2025
Albert Chan, CFA	Portfolio Manager	Since August 2025
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Franklin Templeton Core Bond Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of LVIP Franklin Templeton Core Bond Fund (the “Fund”) is maximum current income (yield) consistent with a prudent investment strategy. This objective is non-fundamental and may be changed without shareholder approval.
Lincoln Financial Investments Corporation serves as the Fund’s adviser. Franklin Advisers, Inc. (“FAV” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to- day management of the Fund’s assets. Under normal market conditions, the Fund invests mainly in a diversified portfolio of investment-grade fixed-income securities. The Fund invests mainly in bonds of governments and private companies that are investment-grade in quality with intermediate- to long-term maturities (three years or longer). Investment-grade securities are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating organization, or are unrated investments that the Sub-Adviser believes are of comparable quality.
The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Sub-Advisor believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment or are unrated securities that the Sub-Advisor believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.
The Sub-Adviser may consider, among other factors, a company’s or issuer’s credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). In addition to bonds, the Fund may also invest in other fixed-income instruments. The Fund may also use derivatives, such as futures, options, and certain swap contracts, for both hedging and non-hedging purposes.
The Fund also may invest in asset-backed securities and may invest in cash or cash equivalents, including money market instruments or short-term instruments such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and U.S. Treasury bills or other government obligations.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in debt securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising
5

interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
6

Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable and floating rate securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, these securities will not generally increase in market value if interest rates decline. Although, when interest rates decline, there will be a reduction in the payments of interest received by the Fund from these securities. Limits on the aggregate amount such a security’s interest rate may increase over its lifetime or during any one adjustment period can prevent the interest rate from ever adjusting to prevailing market rates. Certain of these securities may be subject to greater liquidity risk, which could make them more difficult to sell at any given time.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Model and Data Risk. The complexity of the investments and strategies of the Fund requires heavy reliance on quantitative models (both proprietary models and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks, such as transacting at unfavorable prices or missing favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.
Some models are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into and relied upon by even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in
7

shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.31% of the Fund's average net assets).
Sub-Adviser
Franklin Advisers, Inc. (“FAV”), One Franklin Parkway, San Mateo, CA 94403-1906. FAV is a wholly owned subsidiary of Franklin Resources, Inc. (“Franklin”). Net assets under the management of the Franklin organization was over $1.68 trillion as of December 31, 2025.

FAV Portfolio Managers	Patrick Klein, Ph.D., Michael V. Salm, and Albert Chan are responsible for the day-to-day management of the Fund’s assets.
Patrick Klein, Ph.D. is a Portfolio Manager of FAV. Dr. Klein has been a portfolio manager of the Fund since 2025. He joined Franklin Templeton in 2005.

Michael V. Salm is a Portfolio Manager of FAV. Mr. Salm has been a portfolio manager of the Fund since
2025. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Salm was a portfolio manager for Putnam Investment Management, LLC for 26 years.

Albert Chan, CFA is a Portfolio Manager of FAV. Mr. Chan has been a portfolio manager of the Fund since
2025. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Chan was a portfolio manager for Putnam Investment Management, LLC for 23 years.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
8

Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly
9

discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial
10

intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the Fund (formerly, the LVIP Macquarie Bond Fund) was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Franklin Templeton Core Bond Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.342	$ 11.728	$ 11.430	$ 13.691	$ 14.404
Income (loss) from investment operations:
Net investment income[2]	0.495	0.501	0.471	0.343	0.236
Net realized and unrealized gain (loss)	0.326	(0.302)	0.203	(2.209)	(0.493)
Total from investment operations	0.821	0.199	0.674	(1.866)	(0.257)
Less dividends and distributions from:
Net investment income	(0.502)	(0.585)	(0.376)	(0.375)	(0.284)
Net realized gain	—	—	—	—	(0.172)
Return of capital	—	—	—	(0.020)	—
Total dividends and distributions	(0.502)	(0.585)	(0.376)	(0.395)	(0.456)
Net asset value, end of period	$ 11.661	$ 11.342	$ 11.728	$ 11.430	$ 13.691
Total return[3]	7.25%	1.61%[4]	5.93%	(13.70%)	(1.80%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,739,022	$2,598,535	$2,805,120	$2,334,652	$2,932,099
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.36%
Ratio of net investment income to average net assets	4.23%	4.26%	4.06%	2.78%	1.67%
Portfolio turnover	197%	100%	121%	156%	298%

[1]	Effective August 1, 2025, Franklin Advisers, Inc. replaced Delaware Investments Fund Advisers as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
In 2024, 0.06% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.55%.

12

	LVIP Franklin Templeton Core Bond Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.335	$ 11.723	$ 11.426	$ 13.684	$ 14.398
Income (loss) from investment operations:
Net investment income[2]	0.454	0.459	0.430	0.299	0.186
Net realized and unrealized gain (loss)	0.324	(0.302)	0.202	(2.206)	(0.492)
Total from investment operations	0.778	0.157	0.632	(1.907)	(0.306)
Less dividends and distributions from:
Net investment income	(0.464)	(0.545)	(0.335)	(0.331)	(0.236)
Net realized gain	—	—	—	—	(0.172)
Return of capital	—	—	—	(0.020)	—
Total dividends and distributions	(0.464)	(0.545)	(0.335)	(0.351)	(0.408)
Net asset value, end of period	$ 11.649	$ 11.335	$ 11.723	$ 11.426	$ 13.684
Total return[3]	6.87%	1.25%[4]	5.57%	(14.00%)	(2.14%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,746,727	$4,215,439	$4,050,038	$3,843,448	$4,823,857
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	3.88%	3.91%	3.71%	2.43%	1.32%
Portfolio turnover	197%	100%	121%	156%	298%

[1]	Effective August 1, 2025, Franklin Advisers, Inc. replaced Delaware Investments Fund Advisers as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
In 2024, 0.05% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.20%.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Nomura Diversified Floating Rate Fund
Formerly LVIP Macquarie Diversified Floating Rate Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Nomura Diversified Floating Rate Fund, formerly, LVIP Macquarie Diversified Floating Rate Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Nomura Diversified Floating Rate Fund
Formerly LVIP Macquarie Diversified Floating Rate Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Nomura Diversified Floating Rate Fund (the “Fund”) is to seek total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	0.67%	0.92%
Less Fee Waiver[2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.64%	0.89%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% on the first $2 billion of the Fund’s average daily net assets; and 0.05% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$65	$211	$370	$832
Service Class	$91	$290	$506	$1,129
LVIP Nomura Diversified Floating Rate Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.
Principal Investment Strategies
Nomura Investments Fund Advisers (“NIFA” or “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, will invest at least 80% of its assets in floating rate securities, including but not limited to, investment grade corporate bonds, bank loans, high yield bonds (“junk” bonds), non-agency mortgage-backed securities, asset-backed securities, securities issued or guaranteed by the U.S. government, municipal bonds, securities of foreign issuers in both developed and emerging markets, and may include derivative instruments that attempt to achieve a floating rate of income for the Fund when they are combined with a group of fixed rate securities.
The Fund’s investments may be variable and floating rate fixed-income securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Some of the Fund’s investments in bank loans may also include an “IBOR floor.” Derivative instruments may be utilized to effectively convert the fixed rate of interest payments from a group of certain Fund portfolio securities into floating rate interest payments. The average portfolio duration (i.e., the sensitivity to general changes in interest rates) of the Fund will generally not exceed one year.
Up to 50% of the Fund’s assets may be allocated to below investment grade securities (“junk” bonds). Investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund’s assets. Non-U.S. dollar-denominated securities will be limited to no more than 50% of assets, but total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 25% of assets. The Fund may also invest up to 20% of its assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts, and swaps. Derivatives may be used for hedging or non-hedging purposes, such as to enhance total return or to gain exposure to certain securities or markets. The Fund may invest up to 15% of assets in illiquid holdings. In addition, the Fund may hold a portion of its assets in cash or cash equivalents.
As a part of its risk management, the Fund's portfolio of securities has an overall minimum weighted average credit rating of A-/A3 or above as defined by Standard & Poor's Corp. and by Moody's Investors Service, Inc., respectively. This minimum credit rating ensures that the portfolio on average will remain investment grade even though the Fund may invest in individual securities rated below investment grade that present a higher level of risk.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Variable and Floating Rate Securities Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
2LVIP Nomura Diversified Floating Rate Fund

•
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP Nomura Diversified Floating Rate Fund3

Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	3.85%
Lowest Quarterly Return	Q1 2020	(3.96%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Nomura Diversified Floating Rate Fund – Standard Class	4.76%	3.35%	2.77%
LVIP Nomura Diversified Floating Rate Fund – Service Class	4.51%	3.09%	2.51%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Secured Overnight Finance Rate (SOFR) (reflects no deductions for fees, expenses or taxes)	4.39%	3.32%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Nomura Investments Fund Advisers (”NIFA“)
Portfolio Managers

NIFA Portfolio Managers	Company Title	Experience with Fund
Janaki Rao	Managing Director, Head of U.S. Multisector	Since May 2024
Brian M. Scotto	Senior Vice President, Senior Portfolio Manager	Since May 2018
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
4LVIP Nomura Diversified Floating Rate Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Nomura Diversified Floating Rate Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek total return. This objective is non-fundamental and may be changed without shareholder approval.
Nomura Investments Fund Advisers (“NIFA” or “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, will invest at least 80% of its assets in floating rate securities, including but not limited to:
•
Investment grade and below investment grade corporate bonds;
•
Loan participations (also known as bank loans);
•
Securities of foreign issuers in both developed and emerging markets, denominated in foreign currencies and U.S. dollars;
•
Non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs), and real estate mortgage investment conduits (REMICs);
•
Securities issued or guaranteed by the U.S. government, such as U.S. Treasurys;
•
Securities issued by U.S. government agencies or instrumentalities, such as securities of the Government National Mortgage Association (GNMA);
•
U.S. municipal securities;
•
Various types of structured product securities;
•
Short-term investments, cash and cash equivalents; and
•
Derivative instruments that attempt to achieve a floating rate of income for the Fund when they are combined with a group of fixed rate securities.
The Fund’s investments may be variable and floating-rate fixed income securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Derivative instruments may be utilized to effectively convert the fixed rate of interest payments from a group of certain Fund portfolio securities into floating rate interest payments. The average portfolio duration (i.e., the sensitivity to general changes in interest rates) of the Fund will generally not exceed one year.
As a part of its risk management, the Fund's portfolio of securities has an overall minimum weighted average credit rating of A-/A3 or above as defined by Standard & Poor's Corp. and by Moody's Investors Service, Inc., respectively. This minimum credit rating ensures that the portfolio on average will remain investment grade even though the Fund may invest in individual securities rated below investment grade that present a higher level of risk.
Before securities are selected for the Fund, the Sub-Adviser carefully evaluates each individual security, including its income potential and the size of the bond issuance. Economic and market conditions are analyzed to identify the securities or market sectors believed to offer the greatest potential for total return. A well-diversified portfolio of securities is maintained that represents many different asset classes, sectors, industries and global markets. Through diversification, the Sub-Adviser seeks to reduce the impact that any individual security might have on the portfolio should the issuer have difficulty making payments.
The investment grade corporate debt obligations in which the Fund may invest include, but are not limited to, bonds, notes, units consisting of bonds with stock or warrants to buy stock attached, debentures and convertible debentures, and commercial paper of U.S. companies. The Fund may also invest up to 50% of its assets in below-investment grade securities. The Fund will invest in both rated and unrated bonds.
The Fund may also invest in loan participations. These types of investments are also commonly known as bank loans. Bank loans are an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquirer of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. Some of the Fund’s investments in bank loans may also include an “IBOR floor.” Bank loans with Libor floors generally ensure investors a minimum level of coupon payment, but the coupon rates for these types of securities may not adjust upward as quickly when rates rise since the coupon rate only adjusts when interest rates go higher than the applied IBOR floor.
The Fund may invest up to 15% of assets in illiquid holdings. The Fund also may invest in foreign securities, including up to 15% of its assets in securities of issuers located in emerging markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities.
The Fund may invest in securities issued in any currency and may hold non-U.S. currencies. The Fund's non-U.S. dollar denominated securities will be limited to no more than 50% of assets. The Fund's total non-U.S. dollar currency exposure will be limited in the aggregate, to no more than 25% of assets.
6

The Fund may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, nongovernment entities.
The Fund may invest in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund may also invest in municipal debt obligations that are issued by state and local governments.
The Fund may also invest up to 20% of its assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts and swaps (including interest rate swaps, index swaps and credit default swaps). Derivatives may be used for hedging or non-hedging purposes, such as to enhance total return or to gain exposure to certain securities or markets. Derivative instruments may be utilized to effectively convert the fixed rate interest payments from a group of certain Fund portfolio securities into floating rate interest payments. The primary use of derivatives will be to swap fixed rate coupons for floating rate, which is effectively a hedge against rising interest rates. Credit default swaps may be used to gain credit exposure or as a hedge for existing holdings. The Fund may use currency forwards for fundamental or hedging purposes. The Fund may either be the buyer or the seller in a swap transaction.
Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date. Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option. Certain options and futures may be considered derivatives securities. At times when adverse conditions are anticipated, the Sub-Adviser may want to protect gains on swap agreements or securities without actually selling them. Options or futures might be used to neutralize the effect of any price declines, without selling a swap agreement or security, or as a hedge against changes in interest rates. An option contract may also be sold (often referred to as “writing” an option) to earn additional income for the Fund.
In an interest rate swap, the Fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. In an index swap, the Fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with the Fund receiving interest payments from another party in exchange for movements in the total return of a specified index. In a credit default swap, the Fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, or restructuring, for example) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, the Fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Interest rate swaps, index swaps, and credit default swaps may be considered illiquid. The Fund may use interest rate swaps to adjust its sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in floating rate securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
7

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable and floating rate securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, these securities will not generally increase in market value if interest rates decline. Although, when interest rates decline, there will be a reduction in the payments of interest received by the Fund from these securities. Limits on the aggregate amount such a security’s interest rate may increase over its lifetime or during any one adjustment period can prevent the interest rate from ever adjusting to prevailing market rates. Certain of these securities may be subject to greater liquidity risk, which could make them more difficult to sell at any given time.
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid. Although certain loans are secured by collateral, there could be delays or limitations in realizing on such collateral or the collateral holder’s interest may be subordinated to other indebtedness of the obligor. Economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some loans and certain loans may be subject to restrictions upon resale. The inability to dispose of loans in a timely fashion could result in losses.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid
8

than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices
9

can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If
10

a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.55% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Nomura Investment Fund Advisers (“NIFA” or the “Sub-Adviser”) is a series of Nomura Investment
Management Business Trust (“NIMBT”), a Delaware Statutory trust, which is registered with the SEC as an investment adviser. Nomura Asset Management is a part of the Investment Management Division of the
Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-assets solutions to intermediary and institutional clients.
Nomura Asset Management primarily operates through several distinct investment managers, which include NIMBT and its NIFA series. NIFA’s principal business address is 610 Market Street, Philadelphia,
PA 19106.

NIFA Portfolio Managers
Janaki Rao and Brian M. Scotto are the lead portfolio managers primarily responsible for the overall day-to-day management of the Fund’s assets. When making decisions for the Fund, Messrs. Rao and
Scotto regularly consult with other investment professionals.

Janaki Rao, is Head of the US Multisector Team at Nomura Asset Management International, a role he assumed in May 2024 at Macquarie Asset Management. He joined Nomura Asset Management as part of
Nomura’s acquisition of Macquarie Asset Management’s US and European public investments business in
2025. He has overall responsibility for US multisector capabilities, including the portfolios, the team, and client and business management. Prior to Macquarie, Janaki was Director of US Multisector Fixed Income
at AllianceBernstein from November 2019 to February 2023, responsible for managing multisector fixed income portfolios, including Treasury inflation-protected securities (TIPS) and agency mortgage-backed securities (MBS) portfolios. Before that, he was AllianceBernstein’s Head of Agency MBS from March 2013 to November 2019, and prior to that spent seven years at Morgan Stanley as Vice President of Agency
MBS Research. Janaki earned a Bachelor of Arts (Honors) in economics from the University of Delhi, a
Master of Business Administration with an emphasis in marketing from Symbiosis Institute of Business
Management, and a Master of Business Administration with an emphasis in finance from the Zicklin
School of Business at Baruch College.

Brian M. Scotto, is a Senior Portfolio Manager for Fixed Income at Nomura Asset Management
International. He is a member of the US Multisector Fixed Income Team where he is responsible for trading global rates, structured products, and derivatives, and he is a Senior Portfolio Manager for the US
Government strategies, LVIP Nomura Diversified Floating Rate Fund, and the firm's global inflation products. Brian is also responsible for trading government and agency securities, sovereign and supranational securities, foreign exchange, as well as interest rate futures and options. He joined Nomura
Asset Management as part of Nomura’s acquisition of Macquarie Asset Management’s US and European public investments business in 2025.Previously, Brian held the same role at Macquarie Asset Management and, before that, at Delaware Investments (which was acquired by Macquarie in 2010). He joined Delaware
Investments in 2002. He began his trading career as an equity and index options market maker on the floor of the Philadelphia Stock Exchange. Brian earned a Bachelor of Science in accounting and a Master of
Business Administration with a concentration in finance from La Salle University.

11

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
12

Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another
13

mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Nomura Diversified Floating Rate Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.780	$ 9.694	$ 9.682	$ 9.908	$ 9.988
Income (loss) from investment operations:
Net investment income[2]	0.399	0.419	0.373	0.186	0.110
Net realized and unrealized gain (loss)	0.075	0.169	0.165	(0.176)	(0.070)
Total from investment operations	0.474	0.588	0.538	0.010	0.040
Less dividends and distributions from:
Net investment income	(0.406)	(0.502)	(0.519)	(0.236)	(0.112)
Return of capital	—	—	(0.007)	—	(0.008)
Total dividends and distributions	(0.406)	(0.502)	(0.526)	(0.236)	(0.120)
Net asset value, end of period	$ 9.848	$ 9.780	$ 9.694	$ 9.682	$ 9.908
Total return[3]	4.76%	6.07%	5.57%	0.10%	0.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,996	$76,568	$67,981	$67,448	$64,208
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.63%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	3.99%	4.19%	3.76%	1.90%	1.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.96%	4.16%	3.73%	1.87%	1.07%
Portfolio turnover	122%	86%	75%	64%	70%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

15

	LVIP Nomura Diversified Floating Rate Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.776	$ 9.691	$ 9.679	$ 9.904	$ 9.985
Income (loss) from investment operations:
Net investment income[2]	0.373	0.393	0.347	0.162	0.085
Net realized and unrealized gain (loss)	0.075	0.168	0.165	(0.176)	(0.071)
Total from investment operations	0.448	0.561	0.512	(0.014)	0.014
Less dividends and distributions from:
Net investment income	(0.380)	(0.476)	(0.493)	(0.211)	(0.089)
Return of capital	—	—	(0.007)	—	(0.006)
Total dividends and distributions	(0.380)	(0.476)	(0.500)	(0.211)	(0.095)
Net asset value, end of period	$ 9.844	$ 9.776	$ 9.691	$ 9.679	$ 9.904
Total return[3]	4.51%	5.80%	5.31%	(0.16%)	0.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$708,892	$746,220	$708,201	$732,859	$803,024
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.88%	0.87%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.91%	0.91%	0.90%
Ratio of net investment income to average net assets	3.74%	3.94%	3.51%	1.65%	0.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.71%	3.91%	3.48%	1.62%	0.82%
Portfolio turnover	122%	86%	75%	64%	70%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP Fidelity Institutional AM® Total Bond Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Fidelity Institutional AM® Total Bond Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Fidelity Institutional AM® Total Bond Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Fidelity Institutional AM® Total Bond Fund (the “Fund”) is to seek maximum long term total return, consistent with reasonable risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	None	0.30%
Other Expenses[1]	0.07%	0.07%
Total Annual Fund Operating Expenses	0.65%	0.95%
Less Fee Waiver and Expense Reimbursement[2,3]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.51%	0.81%
1
Other Expenses have been restated to reflect current fees.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.51% of the Fund’s average daily net assets for the Standard Class (and 0.81% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
3
The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense reimbursement of the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$52	$194	$348	$797
Service Class	$83	$289	$512	$1,154
LVIP Fidelity Institutional AM® Total Bond Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 286% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal circumstances, will invest at least 80% of assets in debt securities of all types and repurchase agreements for those securities.
Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures).
A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.
Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the Fund's 80% policy, consistent with the Fund's investment policies and limitations with respect to investments in derivatives.
Lincoln Financial Investments Corporation serves as the Fund’s adviser. FIAM LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the Fund and selecting its investments. The Sub-Adviser allocates the Fund's assets across investment-grade, high yield, and emerging markets debt securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
The Fund may invest 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
The Sub-Adviser manages the Fund to have similar overall interest rate risk to the index. Investing in domestic and foreign issuers. Allocating assets across different fixed income asset classes, market sectors, and maturities.
The Sub- Adviser analyzes the credit quality of the issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features (including, but not limited to, maturity date, coupon, seniority, and call provisions), current and potential future valuation, and trading opportunities to select investments.
The Fund engages in transactions that have a leveraging effect on the Fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the Fund's risk exposure.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
2LVIP Fidelity Institutional AM® Total Bond Fund

•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund has adopted the historical performance of the Macquarie VIP® Diversified Income Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
LVIP Fidelity Institutional AM® Total Bond Fund3

Historical performance for Standard Class and Service Class shares is based on the previous performance of Standard Class and Service Class, respectively, of the Predecessor Fund. Historical performance prior to May 1, 2021 has not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares, respectively, of the Predecessor Fund.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows historical performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	7.40%
Lowest Quarterly Return	Q2 2022	(6.50%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Fidelity Institutional AM® Total Bond Fund – Standard Class	6.72%	-0.34%	2.54%
LVIP Fidelity Institutional AM® Total Bond Fund – Service Class	6.40%	-0.65%	2.25%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: FIAM LLC (“FIAM”)
Investment Sub-Sub-Adviser:  FMR INVESTMENT MANAGEMENT (UK) LIMITED
Portfolio Managers

FIAM Portfolio Managers	Company Title	Experience with Fund
Ford O’Neil*	Co-Portfolio Manager	Since May 2025
Celso Muñoz	Co-Portfolio Manager	Since May 2025
Michael Plage	Co-Portfolio Manager	Since May 2025
Stacie Ware	Co-Portfolio Manager	Since May 2025
Brian Day	Co-Portfolio Manager	Since May 2025
Michael Foggin	Co-Portfolio Manager	Since May 2025
Benjamin Harrison	Co-Portfolio Manager	Since May 2025
Sean Corcoran	Co-Portfolio Manager	Since May 2025
Julian Potenza	Co-Portfolio Manager	Since April 2026
*
Effective September 30, 2026, Mr. O’Neil will no longer be a portfolio manager of the Fund.
4LVIP Fidelity Institutional AM® Total Bond Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Fidelity Institutional AM® Total Bond Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek maximum long term total return, consistent with reasonable risk. This objective is non-fundamental and may be changed without shareholder approval.
Lincoln Financial Investments Corporation serves as the Fund’s adviser. FIAM LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to- day management of the Fund’s assets.
The Sub-Adviser normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. The Sub-Adviser allocates the fund's assets across investment-grade, high yield, and emerging markets debt securities. The Sub-Adviser may invest up to 20% of the fund's assets in lower-quality debt securities (those of less than investment grade quality, also referred to as high yield debt securities or junk bonds). Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Sub-Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.
The Sub-Adviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the fund and selecting its investments. The Sub-Adviser allocates the Fund's assets across investment-grade, high yield, and emerging markets debt securities. The Sub-Adviser manages the fund to have similar overall interest rate risk to the index.
The Sub-Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features (including, but not limited to, maturity date, coupon, seniority, and call provisions), current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Sub-Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, and internal views of potential future market conditions.
The Sub-Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
The Sub-Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, currency, or components of the index underlying the derivative, and forward-settling securities. The Sub-Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), forwards, and futures contracts (both long and short positions) on securities, other instruments, indexes, or currencies. Depending on the Sub-Adviser's outlook and market conditions, the Sub-Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency, or index.
The Sub-Adviser allocates the fund's assets among different fixed income asset classes using the composition of the index as a guide, and among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.
In selecting foreign securities, the Sub-Adviser's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. The Sub-Adviser may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.
To earn additional income for the fund, the Sub-Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.
If the Sub-Adviser's strategies do not work as intended, the fund may not achieve its objective.
6

Shareholders should be aware that investments made by the fund and results achieved by the fund at any given time are not expected to be the same as those made by other funds for which the Sub-Adviser or an affiliate acts as manager, including funds with names, investment objectives, and policies that are similar to the fund.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
7

Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices
8

can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
9

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.56% of the Fund's average net assets).
Sub-Adviser	FIAM LLC (“FIAM”) is located at 900 Salem Street, Smithfield, Rhode Island 02917. FIAM is an indirectly held, wholly owned subsidiary of FMR LLC.
FIAM Portfolio Managers	Ford O’Neil, Celso Muñoz, Michael Plage, Stacie Ware, Brian Day, Michael Foggin, Benjamin Harrison, Sean Corcoran and Julian Potenza are responsible for the day-to-day management of the Fund’s assets.
Ford O’Neil is Co-Portfolio Manager of the Fund. Since joining FIAM in 1989, Mr. O’Neil has worked as a research analyst and portfolio manager.
Celso Muñoz is Co-Portfolio Manager of the Fund. Since joining FIAM in 1989, Mr. Muñoz has worked as a research analyst and portfolio manager.
Michael Plage is Co-Portfolio Manager of the Fund. Since joining FIAM in 2005, Mr. Plage has worked as a trader and portfolio manager.
Stacie Ware is Co-Portfolio Manager of the Fund. Since joining FIAM in 2018, Ms. Ware has worked as a quantitative analyst and portfolio manager.
Brian Day is Co-Portfolio Manager of the Fund. Since joining FIAM in 2012, Mr. Day has worked as a trader and portfolio manager.
Michael Foggin is Co-Portfolio Manager of the Fund. Since joining Fidelity Investments in 2012, Mr. Foggin has worked as a portfolio manager.
Benjamin Harrison is Co-Portfolio Manager of the Fund. Since joining FIAM in 2009, Mr. Harrison has worked as a managing director of research and business development and as a portfolio manager.
Sean Corcoran is Co-Portfolio Manager of the Fund. Since joining FIAM in 2001, Mr. Corcoran has worked as a research analyst and portfolio manager.
Julian Potenza is Co-Portfolio Manager of the Fund. Since joining FIAM in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
10

Sub-Sub-Adviser
FMR IM is located at 25 Cannon Street, London, England, EC4M 5SB. Fidelity Management & Research
Company LLC (FMR) owns 99% of FMR IM, and the remaining 1% is owned by Fidelity Product Services
LLC. These entities are wholly owned subsidiaries of FMR LLC.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
11

Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another
12

mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
13

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information for the fiscal year ended 2021 was audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, were included in the annual report, which was available upon request by calling 800 523-1918. The information in the table for the Fund (formerly known as LVIP Macquarie Diversified Income Fund) was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Fidelity Institutional AM® Total Bond Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 8.706	$ 8.917	$ 8.735	$ 10.533	$ 11.560
Income (loss) from investment operations:
Net investment income[3]	0.400	0.382	0.363	0.296	0.247
Net realized and unrealized gain (loss)	0.184	(0.206)	0.185	(1.756)	(0.402)
Total from investment operations	0.584	0.176	0.548	(1.460)	(0.155)
Less dividends and distributions from:
Net investment income	(0.390)	(0.387)	(0.366)	(0.310)	(0.553)
Net realized gain	—	—	—	(0.020)	(0.318)
Return of capital	—	—	—	(0.008)	(0.001)
Total dividends and distributions	(0.390)	(0.387)	(0.366)	(0.338)	(0.872)
Net asset value, end of period	$ 8.900	$ 8.706	$ 8.917	$ 8.735	$ 10.533
Total return[4]	6.72%	1.98%[5]	6.24%	(13.86%)	(1.30%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$362,779	$349,700	$334,721	$309,107	$385,982
Ratio of expenses to average net assets	0.52%	0.54%	0.54%	0.54%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.65%	0.65%	0.65%	0.63%
Ratio of net investment income to average net assets	4.46%	4.25%	4.08%	3.12%	2.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.32%	4.14%	3.97%	3.01%	2.19%
Portfolio turnover	286%	102%	96%	96%	280%

[1]	Effective May 1, 2025, Fidelity Institutional Asset Management (“FIAM, LLC”) replaced Delaware Investments Fund Advisers (“DIFA”) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
In 2024, 0.09% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.89%.

14

	LVIP Fidelity Institutional AM® Total Bond Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 8.659	$ 8.872	$ 8.693	$ 10.481	$ 11.470
Income (loss) from investment operations:
Net investment income[3]	0.371	0.353	0.334	0.266	0.213
Net realized and unrealized gain (loss)	0.183	(0.206)	0.183	(1.746)	(0.403)
Total from investment operations	0.554	0.147	0.517	(1.480)	(0.190)
Less dividends and distributions from:
Net investment income	(0.362)	(0.360)	(0.338)	(0.280)	(0.480)
Net realized gain	—	—	—	(0.020)	(0.318)
Return of capital	—	—	—	(0.008)	(0.001)
Total dividends and distributions	(0.362)	(0.360)	(0.338)	(0.308)	(0.799)
Net asset value, end of period	$ 8.851	$ 8.659	$ 8.872	$ 8.693	$ 10.481
Total return[4]	6.40%	1.67%[5]	5.94%	(14.12%)	(1.62%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,800,115	$1,879,014	$1,897,262	$1,848,841	$2,413,119
Ratio of expenses to average net assets	0.82%	0.84%	0.84%	0.84%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.95%	0.95%	0.95%	0.93%
Ratio of net investment income to average net assets	4.16%	3.95%	3.78%	2.82%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.02%	3.84%	3.67%	2.71%	1.89%
Portfolio turnover	286%	102%	96%	96%	280%

[1]	Effective May 1, 2025, Fidelity Institutional Asset Management (“FIAM, LLC”) replaced Delaware Investments Fund Advisers (“DIFA”) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
In 2024, 0.09% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.58%.

15

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
16

Lincoln Variable Insurance Products Trust
LVIP Nomura High Yield Fund
Formerly LVIP Macquarie High Yield Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Nomura High Yield Fund, formerly LVIP Macquarie High Yield Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Nomura High Yield Fund
Formerly LVIP Macquarie High Yield Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Nomura High Yield Fund (the “Fund”) is to seek total return and, as a secondary objective, high current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.30%
Other Expenses	0.13%	0.13%
Total Annual Fund Operating Expenses	0.78%	1.08%
Less Fee Waiver and Expense Reimbursement[1,2]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.72%	1.02%
1
The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense reimbursement of the Fund.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.00% on the first $100 million of the Fund's average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $100 million. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.72% of the Fund’s average daily net assets for the Standard Class (and 1.02% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the two-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$74	$243	$427	$960
Service Class	$104	$338	$590	$1,312
LVIP Nomura High Yield Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
Nomura Corporate Research and Asset Management Inc. (“NCRAM” or the “Sub-Adviser”) serves as Sub-Adviser to the Fund. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
Under normal market conditions, the Fund will invest at least 80% of its assets in high-yield corporate bonds and other debt instruments with an emphasis on those that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or, if unrated, determined by the investment advisor to be of similar quality.
Types of high-yield securities the Fund may invest in include: bank loans in the form of assignments or participations; payment-in-kind securities; deferred payment securities; and fixed, variable, and floating rate obligations. The Fund may invest in new issuances of high yield securities, distressed securities, and restricted or illiquid securities, including Rule 144A securities.
Bank loans include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically these loans hold a senior position in the borrower’s capital structure, they have interest rates that reset frequently, and they may be secured by the borrower’s assets or they may be unsecured. The Fund may invest up to 20% of its net assets in bank loan investments.
Deferred payment securities are zero-coupon securities that convert on a specified date to interest bearing debt securities. On this date, the stated coupon rate becomes effective and interest is paid at regular intervals.
The Fund may invest in fixed-income instruments of foreign issuers, including emerging market issuers. Generally, the Fund invests in U.S. dollar denominated securities, however, the Fund may invest in Securities denominated in foreign currencies.
The Fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities. The fund may also invest in short-term money market instruments and U.S. government securities.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Loans and other direct indebtedness risk. The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade 5 settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.
•
Restricted securities risk. The risk that restricted securities are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. These securities include private placements or other unregistered securities, such as “Rule 144A Securities”, which are securities that may be sold only to qualified institutional buyers pursuant to the
2LVIP Nomura High Yield Fund

Securities Act of 1933, as amended (1933 Act). Privately placed securities, Rule 144A securities and other restricted securities may have the effect of increasing the level of Fund illiquidity to the extent the Fund finds it difficult to sell these securities when the Manager believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid, or less than the fair market value. At times, the illiquidity of the market, as well as the lack of publicly available information regarding these securities also may make it difficult to determine the fair market value of such securities for purposes of computing the NAV of the Fund.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Subsidiary Risk. By investing in a subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Fund.
•
New Issue Risk. New issues may have limited markets, making valuation and selling difficult. The market value of newly issued securities may fluctuate considerably.
•
Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A fund that invests in distressed securities will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. Consequently, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
•
Deferred Payment Securities Risk. These securities may be subject to greater price fluctuations when interest rates change than securities that currently pay interest. During the time that interest payments are not being made on these securities, holders are deemed to receive income annually, even though cash is not received.
•
Payment-in-Kind Securities Risk. Payment-in-kind securities defer cash interest payments by treating them as additional principal. This results in higher total debt and the potential for increased default risk of the issuer.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may
LVIP Nomura High Yield Fund3

be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund has adopted the historical performance of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
Historical performance for Standard Class and Service Class shares is based on the previous performance of Standard Class and Service Class, respectively, of the Predecessor Fund. Historical performance prior to May 1, 2021 has not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares, respectively, of the Predecessor Fund.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows historical performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	9.69%
Lowest Quarterly Return	Q1 2020	(12.01%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Nomura High Yield Fund – Standard Class	9.26%	4.07%	5.88%
LVIP Nomura High Yield Fund – Service Class	8.94%	3.75%	5.58%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
4LVIP Nomura High Yield Fund

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Nomura Corporate Research and Asset Management Inc. (“NCRAM”)
Portfolio Managers

NCRAM Portfolio Managers	Company Title	Experience with Fund*
David Crall, CFA	Managing Director, Chief Executive Officer and Chief Investment Officer	Since April 2026
Amy Yu Chang, CFA	Managing Director and Portfolio Manager	Since April 2026
Stephen Kotsen, CFA	Managing Director and Portfolio Manager	Since April 2026
Christopher Parham, CFA	Executive Director and Assistant Portfolio Manager	Since April 2026
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Nomura High Yield Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek total return and, as a secondary objective, high current income. This objective is non-fundamental and may be changed without shareholder approval.
Nomura Corporate Research and Asset Management Inc. (“NCRAM” or the “Sub-Adviser”) serves as Sub-Adviser to the Fund. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
Under normal market conditions, the fund will invest at least 80% of its assets in high-yield corporate bonds and other debt instruments with an emphasis on those that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or, if unrated, determined by the investment advisor to be of similar quality. Issuers of these securities may have short financial histories or questionable credit.
The portfolio managers generally operate a long-only strategy using a bottom-up investment philosophy by investing in companies that they believe can carry debt loads through different economic cycles. The portfolio managers look for companies that demonstrate the ability to generate strong, sustainable cash flow, which may enable them to decrease leverage and improve their ratings. The portfolio managers also use a top-down investment strategy to identify areas of the high yield market that they believe are undervalued relative to the rest of the market. The portfolio managers decide which debt securities to buy and sell by, among other things:
•
identifying debt securities that satisfy the fund’s credit quality standards;
•
considering the price of the security and the issuer’s financial history, condition, management and prospects;
•
assessing current and anticipated interest rates;
•
evaluating current economic conditions and the risk of inflation; or
•
evaluating special features of the debt securities that may make them more or less attractive to alternatives.
The portfolio managers will actively allocate the fund’s assets in a range of high-yield securities and debt instruments including, but not limited to, corporate bonds, bank loans in the form of assignments or participations, payment-in-kind securities, and deferred payment securities. These high-yield securities may be fixed, variable, or floating rate. The fund may invest in new issuances of high yield securities, distressed securities, and restricted or illiquid securities, including Rule 144A securities. The fund may invest up to 20% of its net assets in bank loan investments.
The fund may invest in fixed-income instruments of foreign issuers. The fund may also invest a portion of its assets in emerging markets debt securities. The fund considers a security to be from a developed country if its issuer is located in the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The fund considers a security to be an emerging markets security if its issuer is located outside of the countries listed above. Generally, the fund invests in U.S. dollar denominated securities, however, the fund may invest in securities denominated in foreign currencies. The fund may also invest in short-term money market instruments and U.S. government securities.
The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities.
In the event of adverse market, economic, political or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
In addition to the principal strategies described above, the fund can purchase other types of securities such as certain asset-backed securities, zero-coupon bonds, convertible and preferred securities, investment grade securities, common stock, and equity equivalent securities.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic
6

developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Loans and other direct indebtedness risk. The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade 5 settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.
Restricted securities risk. The risk that restricted securities are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. These securities include private placements or other unregistered securities, such as “Rule 144A Securities”, which are securities that may be sold only to qualified institutional buyers pursuant to the Securities Act of 1933, as amended (1933 Act). Privately placed securities, Rule 144A securities and other restricted securities may have the effect of increasing the level of Fund illiquidity to the extent the Fund finds it difficult to sell these securities when the Manager believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid, or less than the fair market value. At times, the illiquidity of the market, as well as the lack of publicly available information regarding these securities also may make it difficult to determine the fair market value of such securities for purposes of computing the NAV of the Fund.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the
7

Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Subsidiary Risk. By investing in a subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Fund.
New Issue Risk. New issues may have limited markets, making valuation and selling difficult. The market value of newly issued securities may fluctuate considerably.
Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A fund that invests in distressed securities will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. Consequently, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Deferred Payment Securities Risk. These securities may be subject to greater price fluctuations when interest rates change than securities that currently pay interest. During the time that interest payments are not being made on these securities, holders are deemed to receive income annually, even though cash is not received.
8

Payment-in-Kind Securities Risk. Payment-in-kind securities defer cash interest payments by treating them as additional principal. This results in higher total debt and the potential for increased default risk of the issuer.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.65% of the Fund's average net assets).
Sub-Adviser
Nomura Corporate Research and Asset Management Inc. (“NCRAM”) is located at Worldwide Plaza, 309
West 49th Street, New York, NY 10019. NCRAM is a wholly owned subsidiary of Nomura Holdings Inc. As of December 31, 2025, NCRAM and its affiliates had $38 billion in assets under management.

NCRAM Portfolio Managers	David Crall, Amy Yu Chang, Stephen Kotsen, and Chris Parham are responsible for the day-to-day management of the Fund’s assets.
9

David Crall, CFA, is Chief Executive Officer (CEO), Chief Investment Officer (CIO), and Managing Director.
He joined NCRAM in 1992, became CIO in 2010, and CEO in 2019. He has a bachelor’s degree from Yale
University. He is a CFA® charterholder and member of the CFA Institute.

Amy Yu Chang, CFA, Managing Director and Portfolio Manager, joined NCRAM in 1999 and has been a portfolio manager for NCRAM’s high yield bond investments since 2007. She has a bachelor’s degree in
Biology from Yale University. She is a CFA® charterholder and member of the CFA Institute.

Stephen Kotsen, CFA, Managing Director and Portfolio Manager, joined NCRAM in 1998 and has been a portfolio manager for NCRAM’s high yield bond investments since 2000. He has an MBA in Finance from
Columbia Business School, and a bachelor’s degree in International Relations from Princeton University.
He is a CFA® charterholder and member of the CFA Institute.

Christopher Parham, CFA, is an Executive Director and Assistant Portfolio Manager with NCRAM. He became an Assistant Portfolio Manager of NCRAM’s high yield strategies in January of 2018, and has formally served as Assistant Portfolio Manager for a subset of NCRAM’s US high yield funds since June of
2025. Mr. Parham joined NCRAM in August 2007 as a Credit Analyst and currently covers the Banking &
Financials industries, in addition to his assistant portfolio manager responsibilities. His previous coverage includes the Printing & Publishing and Broadcasting industries. Mr. Parham graduated cum laude from
Harvard University with a B.A. in Government and a minor in Economics. He is a CFA® charterholder, a member of the CFA Institute, and a member of the New York Society of Security Analysts.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory and sub-advisory contracts is available in the Fund’s Form N-CSR for the period ended June 30, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do
10

not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class
11

shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
12

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information for the fiscal year ended 2021 was audited by Tait, Weller & Baker, LLP, and for prior years by the Predecessor Fund’s independent auditor, whose report, along with the Fund’s financial statements, were included in the annual report, which was available upon request by calling 800 523-1918. The information in the table for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Nomura High Yield Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 4.222	$ 4.228	$ 4.013	$ 4.845	$ 5.100
Income (loss) from investment operations:
Net investment income[3]	0.277	0.276	0.276	0.242	0.225
Net realized and unrealized gain (loss)	0.113	0.005	0.232	(0.795)	0.016
Total from investment operations	0.390	0.281	0.508	(0.553)	0.241
Less dividends and distributions from:
Net investment income	(0.269)	(0.287)	(0.292)	(0.278)	(0.496)
Return of capital	—	—	(0.001)	(0.001)[4]	—[4]
Total dividends and distributions	(0.269)	(0.287)	(0.293)	(0.279)	(0.496)
Net asset value, end of period	$ 4.343	$ 4.222	$ 4.228	$ 4.013	$ 4.845
Total return[5]	9.26%	6.66%	12.67%	(11.41%)	4.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70,121	$72,734	$70,718	$65,564	$80,790
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	0.78%	0.78%	0.76%	0.77%	0.76%
Ratio of net investment income to average net assets	6.31%	6.34%	6.58%	5.47%	4.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.27%	6.30%	6.56%	5.44%	4.55%
Portfolio turnover	42%	57%	37%	36%	93%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

	LVIP Nomura High Yield Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 4.223	$ 4.229	$ 4.014	$ 4.845	$ 5.080
Income (loss) from investment operations:
Net investment income[3]	0.264	0.263	0.263	0.229	0.216
Net realized and unrealized gain (loss)	0.113	0.004	0.233	(0.795)	0.009
Total from investment operations	0.377	0.267	0.496	(0.566)	0.225
Less dividends and distributions from:
Net investment income	(0.256)	(0.273)	(0.279)	(0.264)	(0.460)
Return of capital	—	—	(0.002)	(0.001)[4]	—[4]
Total dividends and distributions	(0.256)	(0.273)	(0.281)	(0.265)	(0.460)
Net asset value, end of period	$ 4.344	$ 4.223	$ 4.229	$ 4.014	$ 4.845
Total return[5]	8.94%	6.34%	12.34%	(11.66%)	4.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,840	$92,661	$92,720	$86,959	$113,599
Ratio of expenses to average net assets	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.08%	1.06%	1.07%	1.06%
Ratio of net investment income to average net assets	6.01%	6.04%	6.28%	5.17%	4.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.97%	6.00%	6.26%	5.14%	4.26%
Portfolio turnover	42%	57%	37%	36%	93%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

14

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
15

Lincoln Variable Insurance Products Trust
LVIP JPMorgan Short Duration Bond Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP JPMorgan Short Duration Bond Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP JPMorgan Short Duration Bond Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP JPMorgan Short Duration Bond Fund (the “Fund”) is to seek maximum total return, consistent with reasonable risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	None	0.30%
Other Expenses[1]	0.07%	0.07%
Total Annual Fund Operating Expenses	0.55%	0.85%
Less Fee Waiver and Expense Reimbursement[2,3]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.47%	0.77%
1
Other Expenses have been restated to reflect current fees.
2
The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense reimbursement of the Fund.
3
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.06% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.47% of the Fund’s average daily net assets for the Standard Class (and 0.77% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$48	$168	$299	$682
Service Class	$79	$263	$464	$1,042
LVIP JPMorgan Short Duration Bond Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.
Principal Investment Strategies
Lincoln Financial Investments Corporation serves as the Fund’s adviser. J.P. Morgan Investment Management Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to- day management of the Fund’s assets.
As part of its main investment strategy, the Fund will invest principally in income producing securities, such as U.S. treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments. Mortgage-related securities include collateralized mortgage obligations (agency and non-agency), commercial mortgage-backed securities and mortgage pass-through securities. U.S. government agency securities may be issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac).
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Consistent with the Fund’s short duration strategy, the Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the Sub-Adviser’s discretion. The Fund expects to invest less than 5% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The Sub-Adviser buys and sells securities and investments for the Fund based on its view of individual securities and fixed income market sectors or collections of securities based on a common characteristic (e.g., industry). The Sub-Adviser looks for individual fixed income investments that it believes will perform well over market cycles. The Sub-Adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. The Sub-Adviser defines “Value- oriented” as seeking the best relative value with potential risks when investing in the fixed income market. As part of its security selection process, the Sub-Adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which the Fund may invest. The Sub-Adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
2LVIP JPMorgan Short Duration Bond Fund

•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
U.S. Government Mortgage-Related Securities Risk. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the U.S. Treasury.
•
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Collateralized mortgage obligations (CMOs) are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
•
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value.
•
Sector Risk. The Fund may, from time to time, have a significant portion of its assets invested in a particular market sector or group of related industries. To the extent it does so, market or economic factors affecting the relevant sectors or industries may have a negative effect on the value of the Fund’s investments.
•
Transaction Costs Risk. Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund has adopted the historical performance of the Macquarie VIP® Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
Historical performance for Standard Class and Service Class shares is based on the previous performance of Standard Class and Service Class, respectively, of the Predecessor Fund. Historical performance prior to May 1, 2021 has not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares, respectively, of the Predecessor Fund.
LVIP JPMorgan Short Duration Bond Fund3

The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows historical performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	3.32%
Lowest Quarterly Return	Q1 2022	(2.73%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP JPMorgan Short Duration Bond Fund – Standard Class	5.19%	1.87%	2.33%
LVIP JPMorgan Short Duration Bond Fund – Service Class	4.87%	1.55%	2.03%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)
Portfolio Managers

JPMIM Portfolio Managers	Company Title	Experience with Fund
Cary Fitzgerald	Portfolio Manager & Managing Director	Since May 2025
Toby Maczka	Portfolio Manager & Executive Director	Since May 2025
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
4LVIP JPMorgan Short Duration Bond Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP JPMorgan Short Duration Bond Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk. This objective is non-fundamental and may be changed without shareholder approval.
Lincoln Financial Investments Corporation serves as the Fund’s adviser. J.P. Morgan Investment Management Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to- day management of the Fund’s assets.
As part of its main investment strategy, the Fund will invest principally in income producing securities, such as U.S. treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities and structured instruments. Mortgage-related securities include structured as collateralized mortgage obligations (agency and non-agency), commercial mortgage-backed securities and mortgage pass-through securities. U.S. government agency securities may be issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of the Fund’s policy to invest 80% of its assets in bonds under normal circumstances, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Consistent with the Fund’s short duration strategy, the Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.
Up to 20% of the Fund’s net assets may be invested in preferred stock.
The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.
The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.
The Sub-Adviser buys and sells securities and investments for the Fund based on its view of individual securities and fixed income market sectors or collections of securities based on a common characteristic (e.g., industry). The Sub-Adviser looks for individual fixed income investments that it believes will perform well over market cycles. The Sub-Adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. The Sub-Adviser defines “Value- oriented” as seeking the best relative value with potential risks when investing in the fixed income market. The Sub-Adviser also integrates financially material ESG factors as part of the Fund’s investment process (ESG Integration). ESG Integration is the systematic inclusion of ESG issues in investment analysis and investment decisions. As part of its security selection process, the Sub-Adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which the Fund may invest. The Sub-Adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, ESG Integration does not change the Fund’s investment objective, exclude specific types of industries or companies or limit the Fund’s investable universe. The Fund is not designed for investors who wish to screen out particular types of companies or investments or are looking for Funds that meet specific ESG goals.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund, although the use of such derivatives is not a principal strategy of the Fund.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
6

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
U.S. Government Mortgage-Related Securities Risk. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the U.S. Treasury. All U.S. government mortgage-related securities also are subject to duration risk (sensitivity to interest rates) and prepayment risk (borrowers refinancing at a lower interest rate).
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more
7

volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayment than other mortgage-related securities. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of a portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.
Sector Risk. The Fund may, from time to time, have a significant portion of its assets invested in a particular market sector or group of related industries. To the extent it does so, market or economic factors affecting the relevant sectors or industries may have a negative effect on the value of the Fund’s investments.
Transaction Costs Risk. Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
8

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.44% of the Fund's average net assets).
Sub-Adviser
J.P. Morgan Investment Management Inc. (“JPMIM”) is a wholly-owned subsidiary of JPMorgan Asset
Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017. As of December 31, 2025, JPMIM
and its affiliates had $4.1 trillion in assets under management.

JPMIM Portfolio Managers	Cary Fitzgerald and Toby Maczka are responsible for the day-to-day management of the Fund’s assets.

Cary Fitzgerald, Managing Director, is a member of the Global Fixed Income, Currency & Commodities
(GFICC) group. Based in New York, Cary is the head of the Short Duration Team which is responsible for multi-sector investment strategies including short-core, short-core plus, short-custom solutions, and stable value. An employee since 2000, Cary previously worked on the Fixed Income Client Portfolio
Management Team in the Private Bank and as an analyst within the Internal Consulting Services (ICS)
Leadership Development Program. Cary holds a B.B.A. from the College of William and Mary.

Toby Maczka, Executive Director, is a member of the Global Fixed Income, Currency & Commodities
(GFICC) group. Based in Columbus, Toby is a portfolio manager on the Short Duration Team which is responsible for multi-sector investment strategies including short-core, short-core plus, short-custom solutions, and stable value. An employee since 2002, Toby previously was a corporate credit analyst with the firm, and at AEP Energy Services. Toby holds a B.A. in business administration from Taylor University, an M.B.A. from The Ohio State University and is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
9

To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
10

Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information for the fiscal year ended 2021 was audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, were included in the annual report, which was available upon request by calling 800 523-1918. The information in the table for the Fund (formerly, the LVIP Macquarie Limited-Term Diversified Income Fund) was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP JPMorgan Short Duration Bond Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 9.308	$ 9.294	$ 9.173	$ 9.818	$ 10.060
Income (loss) from investment operations:
Net investment income[3]	0.385	0.364	0.294	0.170	0.109
Net realized and unrealized gain (loss)	0.098	0.034	0.165	(0.574)	(0.176)
Total from investment operations	0.483	0.398	0.459	(0.404)	(0.067)
Less dividends and distributions from:
Net investment income	(0.368)	(0.384)	(0.338)	(0.241)	(0.174)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.368)	(0.384)	(0.338)	(0.241)	(0.175)
Net asset value, end of period	$ 9.423	$ 9.308	$ 9.294	$ 9.173	$ 9.818
Total return[4]	5.19%	4.30%	5.00%	(4.12%)	(0.67%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$211,597	$184,638	$175,888	$160,489	$180,707
Ratio of expenses to average net assets	0.49%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.56%	0.55%	0.55%	0.54%	0.53%
Ratio of net investment income to average net assets	4.03%	3.84%	3.15%	1.79%	1.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.96%	3.82%	3.13%	1.78%	1.09%
Portfolio turnover	159%	141%	123%	122%	274%

[1]	Effective May 1, 2025, J.P. Morgan Investment Management Inc. (“JPMIM”) replaced Delaware Investments Fund Advisers (“DIFA”) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP JPMorgan Short Duration Bond Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 9.254	$ 9.241	$ 9.122	$ 9.762	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.354	0.333	0.265	0.141	0.079
Net realized and unrealized gain (loss)	0.096	0.035	0.162	(0.571)	(0.183)
Total from investment operations	0.450	0.368	0.427	(0.430)	(0.104)
Less dividends and distributions from:
Net investment income	(0.338)	(0.355)	(0.308)	(0.210)	(0.133)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.338)	(0.355)	(0.308)	(0.210)	(0.134)
Net asset value, end of period	$ 9.366	$ 9.254	$ 9.241	$ 9.122	$ 9.762
Total return[4]	4.87%	3.99%	4.68%	(4.40%)	(1.04%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$895,294	$937,555	$951,493	$990,680	$1,221,710
Ratio of expenses to average net assets	0.79%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.86%	0.85%	0.85%	0.84%	0.83%
Ratio of net investment income to average net assets	3.73%	3.54%	2.85%	1.49%	0.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.66%	3.52%	2.83%	1.48%	0.79%
Portfolio turnover	159%	141%	123%	122%	274%

[1]	Effective May 1, 2025, J.P. Morgan Investment Management Inc. (“JPMIM”) replaced Delaware Investments Fund Advisers (“DIFA”) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Nomura Mid Cap Value Fund
Formerly LVIP Macquarie Mid Cap Value Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Nomura Mid Cap Value Fund, formerly, LVIP Macquarie Mid Cap Value Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Nomura Mid Cap Value Fund
Formerly LVIP Macquarie Mid Cap Value Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Nomura Mid Cap Value Fund (the “Fund”) is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.42%	0.77%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$43	$135	$235	$530
Service Class	$79	$246	$428	$954
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
Nomura Investments Fund Advisers (“NIFA” or “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
LVIP Nomura Mid Cap Value Fund1

The Fund, under normal circumstances, pursues its objective by investing at least 80% of the Fund’s assets in medium-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell Midcap® Value Index. The market capitalization range of the Russell Midcap® Value Index was $5 billion to $120 as of March 31, 2026. The Fund may also invest in some small-cap companies. The Fund may invest in real estate investment trusts (REITs).
The Fund’s management style focuses on seeking medium-sized companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Sub-Adviser considers the financial strength of a company, its management style, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. Additionally, the Sub-Adviser focuses on free cash flow and a company's sustainability to buy back its shares, lower its debt and/or increase or initiate dividends.
The Fund uses a blend of quantitative analysis and fundamental research in its effort to find the most attractive stocks in each industry. This blended assessment includes a review of a number of factors, including low price-to-earnings ratio, low price-to-cash flow, and improving earnings estimates. Fund investments are replaced if a possible new investment appears significantly more attractive under the Fund’s investment criteria.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
2LVIP Nomura Mid Cap Value Fund

•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	23.79%
Lowest Quarterly Return	Q1 2020	(35.22%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Nomura Mid Cap Value Fund – Standard Class	13.35%	11.72%	10.68%
LVIP Nomura Mid Cap Value Fund – Service Class	12.95%	11.33%	10.29%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Nomura Investments Fund Advisers (“NIFA”)
Portfolio Managers

NIFA Portfolio Managers	Company Title	Experience with Fund
Kelley M. Carabasi, CFA	Co-Head, U.S. Small-Mid Cap Value Equity	Since July 2012
Kent P. Madden, CFA	Co-Head, U.S. Small-Mid Cap Value Equity	Since July 2012
Michael Foley, CFA	Senior Portfolio Manager	Since July 2019
LVIP Nomura Mid Cap Value Fund3

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Nomura Mid Cap Value Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer). This objective is non-fundamental and may be changed without shareholder approval.
Nomura Investments Fund Advisers (“NIFA” or “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, pursues its objective by investing at least 80% of the Fund’s assets in medium-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell Midcap® Value Index. The market capitalization range of the Russell Midcap® Value Index was $5 billion to $120 as of March 31, 2026. The Fund may also invest in some small-cap companies. The Fund may invest in real estate investment trusts (REITs).
The Fund’s management style focuses on seeking medium-sized companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Sub-Adviser considers the financial strength of a company, its management style, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. Additionally, the Sub-Adviser focuses on free cash flow and a company's sustainability to buy back its shares, lower its debt and/or increase or initiate dividends.
The Fund seeks stocks of companies representing a wide selection of industries and normally holds 75-150 stocks. The Fund uses a blend of quantitative analysis and fundamental research in its effort to find the most attractive stocks in each industry. This blended assessment includes a review of a number of factors, including low price-to-earnings ratio, low price-to-cash flow, and improving earnings estimates. Fund investments are replaced if a possible new investment appears significantly more attractive under the Fund’s investment criteria.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in medium-sized companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
6

Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.36% of the Fund's average net assets).
7

Sub-Adviser
Nomura Investment Fund Advisers (“NIFA” or the “Sub-Adviser”) is a series of Nomura Investment
Management Business Trust (“NIMBT”), a Delaware Statutory trust, which is registered with the SEC as an investment adviser. Nomura Asset Management is a part of the Investment Management Division of the
Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-assets solutions to intermediary and institutional clients.
Nomura Asset Management primarily operates through several distinct investment managers, which include NIMBT and its NIFA series. NIFA’s principal business address is 610 Market Street, Philadelphia,
PA 19106.

NIFA Portfolio Managers	Kelley M. Carabasi and Kent Madden are responsible for the day-to-day management of the Fund's assets. Ms. Carabasi and Mr. Madden regularly consult with Michael Foley.

Kelley M. Carabasi, CFA, is Co-Head of the US Small-Mid Cap Value Equity Team at Nomura Asset
Management International, a role she first assumed in January 2022 with Macquarie Asset Management.
She joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie Asset Management’s
US and European public investments business in 2025. Previously, Kelley assumed portfolio management responsibilities at Macquarie Asset Management in July 2012. Before that, she was an Equity Analyst with
Delaware Investments (which was acquired by Macquarie in 2010) since July 2005. Prior to Delaware
Investments, Kelley participated in Lincoln Financial Group’s rotational Professional Development
Program, where she began her investment career in 2002.Kelley earned a Bachelor of Science in finance from Georgetown University and a Master of Business Administration from The Wharton School of the
University of Pennsylvania. Kelley holds the Chartered Financial Analyst® designation, and she is a member of the CFA Institute and the CFA Society of Philadelphia.

Kent P. Madden, CFA, is Co-Head of the US Small-Mid Cap Value Equity Team at Nomura Asset
Management International, a role he first assumed in January 2022 with Macquarie Asset Management.
He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie Asset Management’s
US and European public investments business in 2025. Previously, he assumed portfolio management responsibilities at Macquarie Asset Management in July 2012. Before that, he was a Senior Equity Analyst at Delaware Investments (which was acquired by Macquarie in 2010) since October 2010, and he started at Delaware Investments in December 2004 as an Equity Analyst. Prior to Delaware Investments, he was
an Equity Analyst at Gartmore Global Investments, where he covered technology stocks. Kent worked at
Federated Investors as an Equity Analyst, where he gained experience covering small-capitalization stocks, and he was a Corporate Finance Analyst at Lehman Brothers.Kent earned a Bachelor of Arts in economics from DePauw University and a Master of Business Administration from the University of Chicago. He holds the Chartered Financial Analyst® designation, and he is a member of the CFA Institute and the CFA Society of Philadelphia.

Michael Foley, CFA, is a Senior Portfolio Manager for the US Small-Mid Cap Value Equity Team at Nomura
Asset Management International. He joined Nomura Asset Management as part of Nomura’s acquisition of
Macquarie Asset Management’s US and European public investments business in 2025.Previously, Mike held the same role at Macquarie Asset Management, where he assumed portfolio management responsi-
bilities in July 2019; before that, he had been a Senior Equity Analyst since February 2015. Prior to
Macquarie, Mike was an Associate at Patriot Financial Partners, a private equity firm, where he focused on the analysis of companies in the financial services sector. He started his career with Janney Montgomery
Scott as an Investment Banking Analyst within the financial institutions group in 2009. Mike is on the board of directors of the McNamee Scholars Program. Mike earned a Bachelor of Science in finance and accounting from The Wharton School of the University of Pennsylvania. He holds the Chartered Financial
Analyst® designation, and he is a member of the CFA Institute and the CFA Society of Philadelphia.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
8

The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
9

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
10

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Nomura Mid Cap Value Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 44.028	$ 39.969	$ 39.837	$ 46.009	$ 35.342
Income (loss) from investment operations:
Net investment income[2]	0.593	0.536	0.614	0.576	0.523
Net realized and unrealized gain (loss)	5.075	5.391	3.520	(4.730)	10.732
Total from investment operations	5.668	5.927	4.134	(4.154)	11.255
Less dividends and distributions from:
Net investment income	(0.613)	(0.608)	(0.632)	(0.630)	(0.588)
Net realized gain	(5.313)	(1.260)	(3.370)	(1.388)	—
Total dividends and distributions	(5.926)	(1.868)	(4.002)	(2.018)	(0.588)
Net asset value, end of period	$ 43.770	$ 44.028	$ 39.969	$ 39.837	$ 46.009
Total return[3]	13.35%	14.82%	11.24%	(8.87%)	31.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$771,916	$743,279	$731,154	$716,382	$875,293
Ratio of expenses to average net assets	0.42%	0.42%	0.43%	0.42%	0.41%
Ratio of net investment income to average net assets	1.34%	1.25%	1.56%	1.37%	1.25%
Portfolio turnover	18%	18%	12%	20%	19%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP Nomura Mid Cap Value Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 43.613	$ 39.619	$ 39.537	$ 45.685	$ 35.102
Income (loss) from investment operations:
Net investment income[2]	0.433	0.381	0.472	0.424	0.373
Net realized and unrealized gain (loss)	5.014	5.330	3.480	(4.695)	10.649
Total from investment operations	5.447	5.711	3.952	(4.271)	11.022
Less dividends and distributions from:
Net investment income	(0.468)	(0.457)	(0.500)	(0.489)	(0.439)
Net realized gain	(5.313)	(1.260)	(3.370)	(1.388)	—
Total dividends and distributions	(5.781)	(1.717)	(3.870)	(1.877)	(0.439)
Net asset value, end of period	$ 43.279	$ 43.613	$ 39.619	$ 39.537	$ 45.685
Total return[3]	12.95%	14.42%	10.86%	(9.19%)	31.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$224,491	$210,977	$196,683	$185,214	$202,292
Ratio of expenses to average net assets	0.77%	0.77%	0.78%	0.77%	0.76%
Ratio of net investment income to average net assets	0.99%	0.90%	1.21%	1.02%	0.88%
Portfolio turnover	18%	18%	12%	20%	19%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Nomura SMID Cap Core Fund
Formerly LVIP Macquarie SMID Cap Core Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Nomura SMID Cap Core Fund, formerly LVIP Macquarie SMID Cap Core Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Nomura SMID Cap Core Fund
Formerly LVIP Macquarie SMID Cap Core Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Nomura SMID Cap Core Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	None	0.30%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.81%	1.11%
Less Expense Reimbursement[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.80%	1.10%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.80% of the Fund’s average daily net assets for the Standard Class (and 1.10% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$82	$258	$449	$1,001
Service Class	$112	$352	$611	$1,351
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
LVIP Nomura SMID Cap Core Fund1

Principal Investment Strategies
Nomura Investments Fund Advisers (“NIFA” or “Sub-Adviser”) serves as the Fund’s sub-adviser.
The Fund invests primarily in stocks of small-and mid-capitalization companies that the Sub-Adviser believes have a combination of attractive valuations, growth prospects, and strong cash flows. The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of small-and mid-capitalization companies (80% policy). For purposes of this Fund, small-capitalization companies are those whose market capitalization is within the range of the Russell 2000® Index at the time of purchase and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase. The two indices listed above are for purposes of determining range and not for targeting portfolio management. The Fund may invest up to 15% of its assets in real estate investment trusts (REITs) and up to 20% of its assets in foreign securities.
The Fund employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Sub-Adviser typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Sub-Adviser considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Sub-Adviser conducts fundamental research on certain investments, which often includes reviewing U.S. Securities and Exchange Commission (“SEC”) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Sub-Adviser applies controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. The risk characteristics are then compared to the benchmark index as a way to ensure the portfolio does not have any unintended risk exposure.
The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•
Real Estate Sector Risk. When a fund concentrates its investments in the real estate industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the real estate industry.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in
2LVIP Nomura SMID Cap Core Fund

order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund has adopted the historical performance of the Delaware VIP® Smid Cap Core Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
Historical performance for Standard Class and Service Class shares is based on the previous performance of Standard Class and Service Class, respectively, of the Predecessor Fund. Historical performance prior to May 1, 2021 has not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares, respectively, of the Predecessor Fund.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows historical performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	26.74%
Lowest Quarterly Return	Q1 2020	(30.10%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Nomura SMID Cap Core Fund – Standard Class	8.85%	9.10%	9.65%
LVIP Nomura SMID Cap Core Fund – Service Class	8.53%	8.77%	9.34%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP Nomura SMID Cap Core Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Nomura Investments Fund Advisers (“NIFA”)
Portfolio Managers

NIFA Portfolio Managers	Company Title	Experience with Fund
Christopher S. Adams, CFA	Managing Director, Senior Portfolio Manager – U.S. Core Equity	Since April 2017
Chad Bolen, CFA	Executive Director, Associate Portfolio Manager	Since March 2026
William Mitchell III	Executive Director, Associate Portfolio Manager	Since March 2026
Michael S. Morris, CFA	Managing Director, Senior Portfolio Manager – U.S. Core Equity	Since April 2017
Donald G. Padilla, CFA*	Managing Director, Senior Portfolio Manager – U.S. Core Equity	Since April 2017
David E. Reidinger	Managing Director, Head of US Core Equity	Since April 2017
Christina Van Het Hoen, CFA	Executive Director, Portfolio Manager – U.S. Core Equity	Since July 2024
*
Effective July 1, 2026, Mr. Padilla will no longer be a portfolio manager of the Fund.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Nomura SMID Cap Core Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
Nomura Investments Fund Advisers (“NIFA” or “Sub-Adviser”) serves as the Fund’s sub-adviser.
The Fund invests primarily in stocks of small-and mid-capitalization companies that the Sub-Adviser believes have a combination of attractive valuations, growth prospects, and strong cash flows. The Fund, under normal market conditions invests at least 80% of the Fund’s assets in equity securities of small- to mid-sized companies. The Fund may invest up to 15% of its assets in real estate investment trusts (REITs) and up to 20% of its assets in foreign securities.
The Sub-Adviser researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objective.
The Sub-Adviser strives to identify stocks of small- and mid-capitalization companies that it believes offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations, (2) growth prospects, and (3) strong cash flow. The Fund employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Sub-Adviser typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Sub-Adviser considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Sub-Adviser conducts fundamental research on certain investments, which often includes reviewing U.S. SEC filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Sub-Adviser applies controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5

Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Real Estate Sector Risk. When a fund concentrates its investments in the real estate industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the real estate industry.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
6

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.74% of the Fund's average net assets).
Sub-Adviser
Nomura Investment Fund Advisers (“NIFA” or the “Sub-Adviser”) is a series of Nomura Investment
Management Business Trust (“NIMBT”), a Delaware Statutory trust, which is registered with the SEC as an investment adviser. Nomura Asset Management is a part of the Investment Management Division of the
Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-assets solutions to intermediary and institutional clients.
Nomura Asset Management primarily operates through several distinct investment managers, which include NIMBT and its NIFA series. NIFA’s principal business address is 610 Market Street, Philadelphia,
PA 19106.

NIFA Portfolio Managers	Christopher Adams, Chad Bolen, William Mitchell, Michael Morris, Donald Padilla, David Reidinger, and Christina Van Het Hoen are responsible for the day-to-day management of the Fund's assets.

Christopher S. Adams, CFA, is a Senior Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International, where he performs analysis and research to support the portfolios managed by the investment team. He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie
Asset Management’s US and European public investments business in 2025.Previously, Chris held the same role at Macquarie Asset Management and, before that, at Delaware Investments (which was acquired by Macquarie in 2010) starting in 2004. He joined Delaware Investments as Assistant Vice President of
Strategic Planning in 1995. Prior to that, Chris had approximately 10 years of experience in the financial services industry in the US and UK, including positions with Coopers & Lybrand, The Sumitomo Bank,
Bank of America, and Lloyds Bank.Chris earned Bachelor of Arts and Master of Arts degrees in history and economics from the University of Oxford and earned a Master of Business Administration with dual concentrations in finance and insurance/risk management from The Wharton School of the University of
Pennsylvania. Chris holds the Chartered Financial Analyst® designation, and he is a member of the CFA
Institute and the CFA Society of Philadelphia. He is a past President of the CFA Society of Philadelphia.

Chad Bolen, CFA, is an Associate Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International, a role he first assumed in July 2025 with Macquarie Asset Management. He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie Asset Management’s US and European public investments business in 2025. Chad performs analysis and research to support the portfolios managed by the investment team.Prior to Macquarie, he was an Assistant Portfolio Manager and
Senior Research Analyst at Penn Capital Management from August 2013 to July 2025, where he covered small- to mid-cap companies in the consumer sectors. Prior to that, Chad worked at Raymond James
Financial from 2004 to 2013, first as an Equity Research Liaison and then as a Senior Equity Research
Associate. Chad started his career as a Financial Advisor with Morgan Stanley.Chad received a Bachelor of
Arts in organizational behavior and management from Brown University. He holds the Chartered Financial
Analyst® designation, and he is a member of the CFA Institute and the CFA Society of Philadelphia.

William Mitchell III, is an Associate Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International, a role he first assumed in April 2025 with Macquarie Asset Management. He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie Asset Management’s US and European public investments business in 2025. Will performs analysis and research to support the portfolios managed by the investment team.Previously, he was a Senior Equity Analyst on the US Core
Equity Team at Macquarie Asset Management, which he joined in July 2023. Prior to Macquarie, Will was an Analyst at Manning & Napier from June 2014 to January 2023, focusing on the research and analysis of companies in the finance, healthcare, technology, and transportation sectors. Prior to that, Will worked as a Research Associate at Citigroup, where he covered companies in the basic materials sector.Will received a Bachelor of Science in finance with a minor in economics from Niagara University.

7

Michael S. Morris, CFA, is a Senior Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International. He performs analysis and research to support the portfolios managed by the investment team. He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie
Asset Management’s US and European public investments business in 2025. Previously, Mike held the same role at Macquarie Asset Management and, before that, at Delaware Investments (which was acquired by Macquarie in 2010) starting in November 2004. Mike joined Delaware Investments in 1999 as a Senior
Equity Analyst. Prior to that, he was a Senior Equity Analyst at Newbold’s Asset Management, covering financial stocks. Mike began his investment career at Ohio Casualty in 1993.He earned a Bachelor of
Science in finance from Indiana University and a Master of Business Administration from The Wharton
School of the University of Pennsylvania. Mike is a former member of the Bank and Financial Analysts
Association. He holds the Chartered Financial Analyst® designation and is a member of the CFA Institute and the CFA Society of Philadelphia.

Donald G. Padilla, CFA, is a Senior Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International. Don performs analysis and research to support the portfolios managed by the investment team. He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie
Asset Management’s US and European public investments business in 2025. Previously, Don held the same role at Macquarie Asset Management and, before that, at Delaware Investments (which was acquired by Macquarie in 2010) starting in November 2004. Don joined Delaware Investments in 1994 as Assistant
Controller in the firm’s treasury function. In this role, he was responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life
401(k) annuities segment. Prior to that, Don held various positions at The Vanguard Group, where he began his investment career in 1987.Don earned a Bachelor of Science in accounting from Lehigh
University. He holds the Chartered Financial Analyst® designation and is a member of the CFA Institute and the CFA Society of Philadelphia.

David E. Reidinger is Head of the US Core Equity Team at Nomura Asset Management International. He is
responsible for management of the team’s investment portfolios and he performs analysis and research.
He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie Asset Management’s
US and European public investments business in 2025.Previously, Dave held the same role at Macquarie
Asset Management starting in March 2025. Before that, he was a Senior Portfolio Manager for the team, a role he assumed in October 2016. Prior to joining Macquarie, Dave was a Senior Equity Analyst and
Portfolio Manager at Chartwell Investment Partners, where he had worked on the firm’s small- and mid-cap growth strategies since 2004. Prior to Chartwell, Dave was a Portfolio Manager at Morgan Stanley
Investment Management and a Senior Equity Analyst at Tiger Management. He began his investment career in 1993 as an Equity Research Analyst at Goldman Sachs. Dave earned a Bachelor of Arts in mathematics and economics from Fordham University and a Master of Business Administration from
Columbia Business School.

Christina Van Het Hoen, CFA, is a Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International. In this role, she performs analysis and research to support the portfolios managed by the investment team. She joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie Asset Management’s US and European public investments business in 2025. Previously,
Christina held the same role at Macquarie Asset Management starting in April 2024. She joined the investment team in July 2021 as a Senior Equity Analyst. Prior to Macquarie, Christina worked at Capital
Group as part of Capital Fixed Income Investors for nearly six years and at Citigroup in the healthcare investment banking, global securitized products, and equity capital markets groups for four years. She is on the board of Children’s Village in Philadelphia, a non-profit that offers early childhood education to young and school-aged children. Christina earned a Bachelor of Science in engineering in operations research and financial engineering from Princeton University. She also holds the Chartered Financial
Analyst® designation and is a member of the CFA Institute, CFA Society of Philadelphia, and CFA Society of
New York.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory and sub-advisory contracts is available in the Fund’s Form N-CSR for the period ended June 30, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
8

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
9

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
10

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information for the fiscal year ended 2021 was audited by Tait, Weller & Baker, LLP, and for prior years by the Predecessor Fund’s independent auditor, whose report, along with the Fund’s financial statements, were included in the annual report, which was available upon request by calling 800 523-1918. The information in the table for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Nomura SMID Cap Core Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 27.813	$ 25.561	$ 23.395	$ 28.114	$ 24.740
Income (loss) from investment operations:
Net investment income[3]	0.142	0.153	0.180	0.167	0.052
Net realized and unrealized gain (loss)	2.285	3.572	3.529	(4.065)	5.604
Total from investment operations	2.427	3.725	3.709	(3.898)	5.656
Less dividends and distributions from:
Net investment income	(0.160)	(0.165)	(0.273)	(0.111)	(0.273)
Net realized gain	(0.722)	(1.308)	(1.270)	(0.710)	(2.008)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.882)	(1.473)	(1.543)	(0.821)	(2.282)
Net asset value, end of period	$ 29.358	$ 27.813	$ 25.561	$ 23.395	$ 28.114
Total return[4]	8.85%	14.73%	16.45%	(13.73%)	23.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$427,723	$435,084	$411,197	$373,770	$467,478
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.81%	0.81%	0.81%	0.80%
Ratio of net investment income to average net assets	0.51%	0.57%	0.74%	0.68%	0.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.50%	0.56%	0.73%	0.67%	0.19%
Portfolio turnover	19%	11%	17%	19%	17%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP Nomura SMID Cap Core Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 25.039	$ 23.148	$ 21.331	$ 25.715	$ 22.750
Income (loss) from investment operations:
Net investment income (loss)[3]	0.053	0.065	0.097	0.085	(0.031)
Net realized and unrealized gain (loss)	2.046	3.225	3.198	(3.718)	5.154
Total from investment operations	2.099	3.290	3.295	(3.633)	5.123
Less dividends and distributions from:
Net investment income	(0.084)	(0.091)	(0.208)	(0.041)	(0.148)
Net realized gain	(0.722)	(1.308)	(1.270)	(0.710)	(2.009)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.806)	(1.399)	(1.478)	(0.751)	(2.158)
Net asset value, end of period	$ 26.332	$ 25.039	$ 23.148	$ 21.331	$ 25.715
Total return[4]	8.53%	14.38%	16.10%	(13.99%)	22.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$236,063	$221,569	$207,517	$187,903	$244,643
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.11%	1.11%	1.11%	1.10%
Ratio of net investment income (loss) to average net assets	0.21%	0.27%	0.44%	0.38%	(0.13%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.20%	0.26%	0.43%	0.37%	(0.13%)
Portfolio turnover	19%	11%	17%	19%	17%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Nomura Social Awareness Fund
Formerly LVIP Macquarie Social Awareness Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Nomura Social Awareness Fund, formerly, LVIP Macquarie Social Awareness Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Nomura Social Awareness Fund
Formerly LVIP Macquarie Social Awareness Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Nomura Social Awareness Fund (the “Fund”) is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.44%	0.79%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$45	$141	$246	$555
Service Class	$81	$252	$439	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
Nomura Investments Fund Advisers (“NIFA” or “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
LVIP Nomura Social Awareness Fund1

The Fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $4 billion to $4.2 trillion as of March 31, 2026. The Fund will also place some emphasis on stocks of medium-sized companies.
The Fund’s management style focuses on seeking growth companies at a reasonable price by blending:
•
a growth-oriented management style, which seeks companies with earnings and/or revenue that are growing equal to or faster than the industry average; and
•
a value-oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks’ true worth; and are believed to be undervalued in the market relative to the companies’ industry peers.
The Sub-Adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.
The companies sought typically have a long history of profit growth and/or dividend payment, and a reputation for quality management, products and service.
The Fund seeks to invest in companies that demonstrate positive environmental, social and governance (“ESG”) standards by investing in companies that meet the Fund's social standards. The Fund seeks to avoid investing in companies that primarily engage in:
•
activities that result, or are likely to result, in damage to the natural environment;
•
production of nuclear power, design or construction of nuclear power plants, or manufacture of equipment for the production of nuclear power;
•
manufacture of, or contracting for, military weapons or civilian firearms;
•
alcohol, tobacco or gambling businesses;
•
the use of animals for testing when developing new cosmetics and personal care products;
•
egregious human rights violations, including labor controversies, or that have been involved in multiple human rights controversies related to their operations in the U.S. or abroad; and/or
•
poor corporate governance or engage in harmful or unethical business practices.
The Sub-Adviser determines which stocks meet the Fund’s social standards through a combination of qualitative and quantitative research, as well as third party research and data. The Fund may modify its social standards at any time, without prior shareholder approval or notice.
At times, the Fund may hold stocks that do not meet the Fund’s social standards, because either the stocks ceased meeting the social standards after the Fund bought them or the Fund bought the stocks without realizing that they did not meet the social standards. The Fund will seek to sell these stocks in an orderly manner to minimize any adverse effect on the value of the Fund’s investments. Ordinarily, the Fund will sell the stocks within 90 days of determining that the stocks do not meet the social standards. However, the Fund will sell the stocks within a longer period if the Sub-Adviser believes that it would avoid a significant loss to the overall value of the Fund’s investments.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
2LVIP Nomura Social Awareness Fund

•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•
Social Standards Screen Risk. A social standards strategy generally prohibits investment in certain types of companies, industries and segments of the U.S. economy. Thus, the strategy may (i) miss opportunities to invest in companies, industries or segments of the U.S. economy that are providing superior performance relative to the market as a whole and (ii) become invested in companies, industries and segments of the U.S. economy that are providing inferior performance relative to the market as a whole. This may adversely affect performance when compared to broad market indices or to similar funds managed without the social standards strategy. A social standards screen is a type of environmental, social and governance (“ESG”) investing. The investment process for the Fund may incorporate a wide range of considerations. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	23.15%
Lowest Quarterly Return	Q1 2020	(21.28%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Nomura Social Awareness Fund – Standard Class	15.06%	12.98%	13.53%
LVIP Nomura Social Awareness Fund – Service Class	14.65%	12.58%	13.13%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP Nomura Social Awareness Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Nomura Investments Fund Advisers (“NIFA”)
Portfolio Managers

DIFA Portfolio Managers	Company Title	Experience with Fund
Christopher S. Adams, CFA	Managing Director, Senior Portfolio Manager – U.S. Core Equity	Since May 2004
Michael S. Morris, CFA	Managing Director, Senior Portfolio Manager – U.S. Core Equity	Since May 2004
Donald G. Padilla, CFA*	Managing Director, Senior Portfolio Manager – U.S. Core Equity	Since May 2004
David E. Reidinger	Managing Director, Head of US Core Equity	Since May 2017
Christina Van Het Hoen, CFA	Executive Director, Portfolio Manager – U.S. Core Equity	Since July 2024
Chad Bolen, CFA	Executive Director, Associate Portfolio Manager	Since March 2026
William Mitchell III	Executive Director, Associate Portfolio Manager	Since March 2026
*
Effective July 1, 2026, Mr. Padilla will no longer be a portfolio manager of the Fund.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Nomura Social Awareness Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer). This objective is non-fundamental and may be changed without shareholder approval.
Nomura Investments Fund Advisers (“NIFA” or “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies: companies with market capitalizations, at the time of purchase, similar to the market capitalizations of the companies in the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $4 billion to $4.2 trillion as of March 31, 2026. The Fund will also place some emphasis on stocks of medium-sized companies.
The Fund’s management style focuses on seeking growth companies at a reasonable price by blending:
•
a growth-oriented management style, which seeks companies with earnings and/or revenues that are growing faster than the industry average; and
•
a value-oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks’ perceived true worth.
More specifically, the Fund seeks to invest in companies believed to:
•
show growth potential that significantly exceeds the average expected growth rate of companies in the same industry; and
•
be undervalued in the market relative to the companies’ industry peers.
The companies sought typically have:
•
a long history of profit growth and/or dividend payment; and
•
a reputation for quality management, products and service.
The Sub-Adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return while maintaining risk style and capitalization characteristics similar to the Russell 1000® Index.
The Fund seeks to invest in companies that demonstrate positive environmental, social and governance (“ESG”) standards by investing in companies that meet the Fund's social standards. The Fund seeks to avoid investing in companies that primarily engage in:
•
activities that result, or are likely to result, in damage to the natural environment;
•
production of nuclear power, design or construction of nuclear power plants, or manufacture of equipment for the production of nuclear power;
•
manufacture of, or contracting for, military weapons or civilian firearms;
•
alcohol, tobacco or gambling businesses;
•
the use of animals for testing when developing new cosmetics and personal care products;
•
egregious human rights violations, including labor controversies, or that have been involved in multiple human rights controversies related to their operations in the U.S. or abroad; and/or
•
poor corporate governance or engage in harmful or unethical business practices.
The Sub-Adviser determines which stocks meet the Fund’s social standards through a combination of qualitative and quantitative research, as well as third party research and data. The Fund may modify its social standards at any time, without prior shareholder approval or notice.
At times, the Fund may hold stocks that do not meet the Fund’s social standards, because either the stocks ceased meeting the social standards after the Fund bought them or the Fund bought the stocks without realizing that they did not meet the social standards. The Fund will seek to sell these stocks in an orderly manner to minimize any adverse effect on the value of the Fund’s investments. Ordinarily, the Fund will sell the stocks within 90 days of determining that the stocks do not meet the social standards. However, the Fund will sell the stocks within a longer period if the Sub-Adviser believes that it would avoid a significant loss to the overall value of the Fund’s investments.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
5

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
6

Social Standards Screen Risk. A social standards strategy generally prohibits investment in certain types of companies, industries and segments of the U.S. economy. Thus, the strategy may (i) miss opportunities to invest in companies, industries or segments of the U.S. economy that are providing superior performance relative to the market as a whole and (ii) become invested in companies, industries and segments of the U.S. economy that are providing inferior performance relative to the market as a whole. This may adversely affect performance when compared to broad market indices or to similar funds managed without the social standards strategy. A social standards screen is a type of environmental, social and governance (“ESG”) investing. The investment process for the Fund may incorporate a wide range of considerations. Moreover, ESG information is in some instances qualitative and therefore may be subjective. There are significant differences in interpretations of what it means for a company to have positive or negative ESG characteristics. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. The approach to ESG may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory changes.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.37% of the Fund's average net assets).
7

Sub-Adviser
Nomura Investment Fund Advisers (“NIFA” or the “Sub-Adviser”) is a series of Nomura Investment
Management Business Trust (“NIMBT”), a Delaware Statutory trust, which is registered with the SEC as an investment adviser. Nomura Asset Management is a part of the Investment Management Division of the
Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-assets solutions to intermediary and institutional clients.
Nomura Asset Management primarily operates through several distinct investment managers, which include NIMBT and its NIFA series. NIFA’s principal business address is 610 Market Street, Philadelphia,
PA 19106.

NIFA Portfolio Managers	Christopher S. Adams, Michael S. Morris, Donald G. Padilla, David E. Reidinger, and Christina Van Het Hoen are responsible for the day-to-day management of the Fund's assets.

Christopher S. Adams, CFA, is a Senior Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International, where he performs analysis and research to support the portfolios managed by the investment team. He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie
Asset Management’s US and European public investments business in 2025.Previously, Chris held the same role at Macquarie Asset Management and, before that, at Delaware Investments (which was acquired by Macquarie in 2010) starting in 2004. He joined Delaware Investments as Assistant Vice President of
Strategic Planning in 1995. Prior to that, Chris had approximately 10 years of experience in the financial services industry in the US and UK, including positions with Coopers & Lybrand, The Sumitomo Bank,
Bank of America, and Lloyds Bank.Chris earned Bachelor of Arts and Master of Arts degrees in history and economics from the University of Oxford and earned a Master of Business Administration with dual concentrations in finance and insurance/risk management from The Wharton School of the University of
Pennsylvania. Chris holds the Chartered Financial Analyst® designation, and he is a member of the CFA
Institute and the CFA Society of Philadelphia. He is a past President of the CFA Society of Philadelphia.

Michael S. Morris, CFA, is a Senior Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International. He performs analysis and research to support the portfolios managed by the investment team. He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie
Asset Management’s US and European public investments business in 2025. Previously, Mike held the same role at Macquarie Asset Management and, before that, at Delaware Investments (which was acquired by Macquarie in 2010) starting in November 2004. Mike joined Delaware Investments in 1999 as a Senior
Equity Analyst. Prior to that, he was a Senior Equity Analyst at Newbold’s Asset Management, covering financial stocks. Mike began his investment career at Ohio Casualty in 1993.He earned a Bachelor of
Science in finance from Indiana University and a Master of Business Administration from The Wharton
School of the University of Pennsylvania. Mike is a former member of the Bank and Financial Analysts
Association. He holds the Chartered Financial Analyst® designation and is a member of the CFA Institute and the CFA Society of Philadelphia.

Donald G. Padilla, CFA, is a Senior Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International. Don performs analysis and research to support the portfolios managed by the investment team. He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie
Asset Management’s US and European public investments business in 2025. Previously, Don held the same role at Macquarie Asset Management and, before that, at Delaware Investments (which was acquired by Macquarie in 2010) starting in November 2004. Don joined Delaware Investments in 1994 as Assistant
Controller in the firm’s treasury function. In this role, he was responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life
401(k) annuities segment. Prior to that, Don held various positions at The Vanguard Group, where he began his investment career in 1987.Don earned a Bachelor of Science in accounting from Lehigh
University. He holds the Chartered Financial Analyst® designation and is a member of the CFA Institute and the CFA Society of Philadelphia.

8

David E. Reidinger is Head of the US Core Equity Team at Nomura Asset Management International. He is
responsible for management of the team’s investment portfolios and he performs analysis and research.
He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie Asset Management’s
US and European public investments business in 2025.Previously, Dave held the same role at Macquarie
Asset Management starting in March 2025. Before that, he was a Senior Portfolio Manager for the team, a role he assumed in October 2016. Prior to joining Macquarie, Dave was a Senior Equity Analyst and
Portfolio Manager at Chartwell Investment Partners, where he had worked on the firm’s small- and mid-cap growth strategies since 2004. Prior to Chartwell, Dave was a Portfolio Manager at Morgan Stanley
Investment Management and a Senior Equity Analyst at Tiger Management. He began his investment career in 1993 as an Equity Research Analyst at Goldman Sachs. Dave earned a Bachelor of Arts in mathematics and economics from Fordham University and a Master of Business Administration from
Columbia Business School.

Christina Van Het Hoen, CFA, is a Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International. In this role, she performs analysis and research to support the portfolios managed by the investment team. She joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie Asset Management’s US and European public investments business in 2025. Previously,
Christina held the same role at Macquarie Asset Management starting in April 2024. She joined the investment team in July 2021 as a Senior Equity Analyst. Prior to Macquarie, Christina worked at Capital
Group as part of Capital Fixed Income Investors for nearly six years and at Citigroup in the healthcare investment banking, global securitized products, and equity capital markets groups for four years. She is on the board of Children’s Village in Philadelphia, a non-profit that offers early childhood education to young and school-aged children. Christina earned a Bachelor of Science in engineering in operations research and financial engineering from Princeton University. She also holds the Chartered Financial
Analyst® designation and is a member of the CFA Institute, CFA Society of Philadelphia, and CFA Society of
New York.

Chad Bolen, CFA, is an Associate Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International, a role he first assumed in July 2025 with Macquarie Asset Management. He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie Asset Management’s US and European public investments business in 2025. Chad performs analysis and research to support the portfolios managed by the investment team.Prior to Macquarie, he was an Assistant Portfolio Manager and
Senior Research Analyst at Penn Capital Management from August 2013 to July 2025, where he covered small- to mid-cap companies in the consumer sectors. Prior to that, Chad worked at Raymond James
Financial from 2004 to 2013, first as an Equity Research Liaison and then as a Senior Equity Research
Associate. Chad started his career as a Financial Advisor with Morgan Stanley.Chad received a Bachelor of
Arts in organizational behavior and management from Brown University. He holds the Chartered Financial
Analyst® designation, and he is a member of the CFA Institute and the CFA Society of Philadelphia.

William Mitchell III, is an Associate Portfolio Manager for the US Core Equity Team at Nomura Asset
Management International, a role he first assumed in April 2025 with Macquarie Asset Management. He joined Nomura Asset Management as part of Nomura’s acquisition of Macquarie Asset Management’s US and European public investments business in 2025. Will performs analysis and research to support the portfolios managed by the investment team.Previously, he was a Senior Equity Analyst on the US Core
Equity Team at Macquarie Asset Management, which he joined in July 2023. Prior to Macquarie, Will was an Analyst at Manning & Napier from June 2014 to January 2023, focusing on the research and analysis of companies in the finance, healthcare, technology, and transportation sectors. Prior to that, Will worked as a Research Associate at Citigroup, where he covered companies in the basic materials sector.Will received a Bachelor of Science in finance with a minor in economics from Niagara University.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
9

The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
10

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
11

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
12

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Nomura Social Awareness Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 53.259	$ 45.827	$ 38.311	$ 54.896	$ 45.599
Income (loss) from investment operations:
Net investment income[2]	0.379	0.398	0.419	0.476	0.418
Net realized and unrealized gain (loss)	7.494	9.173	10.816	(11.429)	11.535
Total from investment operations	7.873	9.571	11.235	(10.953)	11.953
Less dividends and distributions from:
Net investment income	(0.387)	(0.430)	(0.429)	(0.480)	(0.433)
Net realized gain	(4.651)	(1.709)	(3.290)	(5.152)	(2.223)
Total dividends and distributions	(5.038)	(2.139)	(3.719)	(5.632)	(2.656)
Net asset value, end of period	$ 56.094	$ 53.259	$ 45.827	$ 38.311	$ 54.896
Total return[3]	15.06%	21.07%	30.17%	(19.71%)	26.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$694,776	$692,356	$651,939	$555,475	$760,315
Ratio of expenses to average net assets	0.44%	0.43%	0.45%	0.44%	0.43%
Ratio of net investment income to average net assets	0.69%	0.78%	0.97%	1.05%	0.81%
Portfolio turnover	10%	5%	6%	12%	12%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

	LVIP Nomura Social Awareness Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 52.695	$ 45.365	$ 37.973	$ 54.473	$ 45.280
Income (loss) from investment operations:
Net investment income[2]	0.186	0.217	0.266	0.314	0.235
Net realized and unrealized gain (loss)	7.392	9.067	10.699	(11.330)	11.436
Total from investment operations	7.578	9.284	10.965	(11.016)	11.671
Less dividends and distributions from:
Net investment income	(0.198)	(0.245)	(0.283)	(0.332)	(0.255)
Net realized gain	(4.651)	(1.709)	(3.290)	(5.152)	(2.223)
Total dividends and distributions	(4.849)	(1.954)	(3.573)	(5.484)	(2.478)
Net asset value, end of period	$ 55.424	$ 52.695	$ 45.365	$ 37.973	$ 54.473
Total return[3]	14.65%	20.65%	29.72%	(19.99%)	25.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,554	$125,327	$119,535	$99,831	$133,121
Ratio of expenses to average net assets	0.79%	0.78%	0.80%	0.79%	0.78%
Ratio of net investment income to average net assets	0.34%	0.43%	0.62%	0.70%	0.46%
Portfolio turnover	10%	5%	6%	12%	12%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

14

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
15

Lincoln Variable Insurance Products Trust
LVIP Nomura U.S. Growth Fund
Formerly LVIP Macquarie U.S. Growth Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Nomura U.S. Growth Fund, formerly LVIP Macquarie U.S. Growth Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Nomura U.S. Growth Fund
Formerly LVIP Macquarie U.S. Growth Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Nomura U.S. Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.30%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.72%	1.02%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$74	$230	$401	$894
Service Class	$104	$325	$563	$1,248
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
Nomura Investments Fund Advisers (“NIFA”) serves as the Fund’s sub-adviser. In managing the Fund, NIFA may utilize sub-sub-adviser, Macquarie Investment Management Global Limited (collectively, the “Sub-Adviser”).
LVIP Nomura U.S. Growth Fund1

The Fund invests primarily in common stocks. The Fund, under normal circumstances, will invest at least 80% of its assets in securities issued by U.S. companies (80% policy). The Fund generally invests in companies included in the Russell 1000 Growth Index (“Index”), which represents the large cap growth segment of the U.S. equity universe. As of March 31, 2026, the Index included 387 companies. The Fund invests in companies that the Sub-Adviser believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.
Using a systematic bottom-up approach, the Sub-Adviser seeks to select securities they believe have solid earnings appreciation coupled with a demonstrated business quality, as seen thought superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give the Sub-Adviser insight into the outlook for a company, helping the Sub-Adviser identify companies poised for sustainable growth. The Sub-Adviser believes that sustainable growth, if it occurs, may result in price appreciation for the company’s stock. Because the Fund generally invests in companies included in the Index, it may have a significant portion of its investments in the information technology sector. The Sub-Adviser may sell a security if they no longer believe that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.
The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.
The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Technology Sector Risk. Investments in technology companies are exposed to special risks, such as rapid advances in technology that might cause existing products to become obsolete. Companies in a number of technology industries are also subject to more government regulations and approval processes than many other industries.
2LVIP Nomura U.S. Growth Fund

•
Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund has adopted the historical performance of the Delaware VIP® U.S. Growth Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
Historical performance for Standard Class and Service Class shares is based on the previous performance of Standard Class and Service Class, respectively, of the Predecessor Fund. Historical performance prior to May 1, 2021 has not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares, respectively, of the Predecessor Fund.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows historical performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	29.96%
Lowest Quarterly Return	Q2 2022	(19.54%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Nomura U.S. Growth Fund – Standard Class	22.61%	15.81%	16.25%
LVIP Nomura U.S. Growth Fund – Service Class	22.24%	15.46%	15.92%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP Nomura U.S. Growth Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Nomura Investments Fund Advisers (“NIFA”)
Investment Sub-Sub-Adviser: Macquarie Investment Management Global Limited (“MIMGL”)
Portfolio Managers

MIMGL Portfolio Managers	Company Title	Experience with Fund*
Samir Vanza	Managing Director, Head of Quantitative Research, Portfolio Manager	Since August 2024
Benjamin Leung, CFA	Senior Managing Director, Head of Systematic Investments, Portfolio Manager	Since May 2021
*
Reflects Portfolio Manager's experience with the Predecessor Fund
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Nomura U.S. Growth Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
Nomura Investments Fund Advisers (“NIFA”) serves as the Fund’s sub-adviser. In managing the Fund, NIFA may utilize sub-sub-adviser, Macquarie Investment Management Global Limited (collectively, the “Sub-Adviser”).
The Fund invests primarily in common stocks. The Fund, under normal circumstances, will invest at least 80% of its assets in securities issued by U.S. companies (80% policy). The Fund generally invests in companies included in the Russell 1000 Growth Index (“Index”), which represents the large cap growth segment of the U.S. equity universe. As of March 31, 2026, the Index included 387 companies. The Fund invests in companies that the Sub-Adviser believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.
The Sub-Adviser researches individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that they believe are the best investments for the Fund. The following are descriptions of how the Sub-Adviser pursues the Fund’s investment objective. The Sub-Adviser takes a disciplined approach to investing, combining investment strategies and risk-management techniques that it believes can help shareholders meet their goals.
The Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks and, although the Fund has the flexibility to invest in companies of all sizes, the Fund generally focuses on medium- and large-size companies. The Sub-Adviser’s goal is to own companies that they expect to grow faster than the U.S. economy. Using a systematic bottom-up approach, the Sub-Adviser looks for companies that they believe have the following characteristics:
•
Solid earnings appreciation coupled with trending price action;
•
Demonstrated business quality, including superior profitability, earnings stability, balance sheet strength and corporate sustainability; and
•
Reasonable company valuations relative to their growth prospects, and their peer group.
In addition, the team looks to invest in stocks that provide exposure to opportunistic events that may be a catalyst for future growth or create an efficient investment entry point. These events may include corporate events such as capital raisings, share buyback programs, initial public offerings, and index changes.
Underlying the team’s investment process is their research effort focused on continuously evolving and adapting its systematic approach to evolving market and investor dynamics. To do this the team focus its research on five pillars of the systematic process, data, modelling, construction, trade implementation and attribution.
The Sub-Adviser seeks to maintain a portfolio representing a number of different industries. Such an approach should help to minimize the impact that any one security or industry could have on the Fund if it were to experience a period of slow or declining growth. However, because the Fund generally invests in companies included in the Index, it may have a significant portion of its investments in the information technology sector. Because the Fund’s investment objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for the Sub-Adviser.
The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
5

Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Large Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
6

Technology Sector Risk. Investments in technology companies are exposed to special risks, such as rapid advances in technology that might cause existing products to become obsolete. Companies in a number of technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, technology companies are dependent upon consumer and business acceptance as new technologies evolve.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.65% of the Fund's average net assets).
Sub-Adviser
Nomura Investment Fund Advisers (“NIFA” or the “Sub-Adviser”) is a series of Nomura Investment
Management Business Trust (“NIMBT”), a Delaware Statutory trust, which is registered with the SEC as an investment adviser. Nomura Asset Management is a part of the Investment Management Division of the
Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-assets solutions to intermediary and institutional clients.
Nomura Asset Management primarily operates through several distinct investment managers, which include NIMBT and its NIFA series. NIFA’s principal business address is 610 Market Street, Philadelphia,
PA 19106.

7

Sub-Sub-Adviser
MIMGL, located at 1 Elizabeth Street, Sydney NSW 2000, Australia, is a wholly owned subsidiary of
Macquarie Group Limited. MIMGL is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group
Limited. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit and equities.

MIMGL Portfolio Managers	Samir Vanza and Benjamin Leung are responsible for the day-to-day management of the Fund's assets.

Samir Vanza is Head of Quantitative Research for the Macquarie Systematic Investments (MSI) Team, a
role he assumed in November 2023. In this capacity, Samir is responsible for setting the research agenda of the MSI Team, as well as overseeing the development and maintenance of the systematic models for the
MSI Team’s global equity portfolios. Prior to November 2023, he was a Senior Quantitative Analyst on the
MSI Team. Before joining Macquarie, Samir worked as an Investment Analyst within the Asset
Management Team at Insurance Australia Group. In this role, he developed quantitative-based trading models and was involved in the monitoring and construction of investment portfolios. Samir completed his Bachelor of Business (Honours) at the University of Technology Sydney and completed a Post
Graduate Diploma in Applied Statistics from Macquarie University. He holds the Chartered Financial
Analyst® designation, and he is a member of the CFA Institute.

Benjamin Leung, CFA, is the Head of the Macquarie Systematic Investments Team, a role he assumed in
August 2024, after serving as Co-Head since August 2014. He is responsible for the day-to-day management of the global portfolios, oversight of the trading function, development of new strategies, and client engagement. Prior to November 2023, Ben was also the Head of Research, responsible for setting the research agenda to drive the ongoing evolution of investment techniques and technology. During his tenure with the firm, he has held roles in software development, quantitative research, and portfolio management for a range of Australian, Developed, and Emerging Markets Equity strategies. He earned a
Bachelor of Engineering (Honours) in software engineering (First Class) and a Master of Commerce in
Finance from the University of New South Wales. He holds the Chartered Financial Analyst® designation and he is a member of the CFA Institute.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory and sub-advisory contracts is available in the Fund’s Form N-CSR for the period ended June 30, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
8

To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
9

Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information for the fiscal year ended 2021 was audited by Tait, Weller & Baker, LLP, and for prior years by the Predecessor Fund’s independent auditor, whose report, along with the Fund’s financial statements, were included in the annual report, which was available upon request by calling 800 523-1918. The information in the table for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Nomura U.S. Growth Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 13.056	$ 10.564	$ 7.121	$ 12.491	$ 13.770
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)	(0.023)	0.014	0.011	(0.028)
Net realized and unrealized gain (loss)	2.922	3.577	3.429	(3.464)	2.193
Total from investment operations	2.895	3.554	3.443	(3.453)	2.165
Less dividends and distributions from:
Net realized gain	(1.554)	(1.062)	—	(1.917)	(3.443)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(1.554)	(1.062)	—	(1.917)	(3.444)
Net asset value, end of period	$ 14.397	$ 13.056	$ 10.564	$ 7.121	$ 12.491
Total return[4]	22.61%	34.07%	48.35%	(27.66%)	18.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107,613	$98,161	$168,808	$56,620	$74,978
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.73%	0.72%
Ratio of net investment income (loss) to average net assets	(0.20%)	(0.19%)	0.16%	0.12%	(0.23%)
Portfolio turnover	29%	42%	41%	33%	91%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP Nomura U.S. Growth Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 11.703	$ 9.584	$ 6.480	$ 11.638	$ 13.080
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.060)	(0.054)	(0.012)	(0.015)	(0.062)
Net realized and unrealized gain (loss)	2.608	3.235	3.116	(3.226)	2.064
Total from investment operations	2.548	3.181	3.104	(3.241)	2.002
Less dividends and distributions from:
Net realized gain	(1.554)	(1.062)	—	(1.917)	(3.443)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(1.554)	(1.062)	—	(1.917)	(3.444)
Net asset value, end of period	$ 12.697	$ 11.703	$ 9.584	$ 6.480	$ 11.638
Total return[4]	22.24%	33.66%	47.90%	(27.88%)	17.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$390,303	$357,765	$326,094	$262,696	$376,868
Ratio of expenses to average net assets	1.02%	1.02%	1.02%	1.03%	1.02%
Ratio of net investment loss to average net assets	(0.50%)	(0.49%)	(0.14%)	(0.18%)	(0.53%)
Portfolio turnover	29%	42%	41%	33%	91%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP Nomura U.S. REIT Fund
Formerly LVIP Macquarie U.S. REIT Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Nomura U.S. REIT Fund, formerly LVIP Macquarie U.S. REIT Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Nomura U.S. REIT Fund
Formerly LVIP Macquarie U.S. REIT Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Nomura U.S. REIT Fund (the “Fund”) is to seek maximum long-term total return, with capital appreciation as a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.30%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.84%	1.14%
Less Expense Reimbursement[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.83%	1.13%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.83% of the Fund’s average daily net assets for the Standard Class (and 1.13% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$85	$267	$465	$1,036
Service Class	$115	$361	$627	$1,385
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
LVIP Nomura U.S. REIT Fund1

Principal Investment Strategies
Nomura Investments Fund Advisers (“NIFA”) serves as the Fund’s sub-adviser. In managing the Fund, NIFA may utilize sub-sub-adviser Macquarie Investment Management Global Limited (collectively, the “Sub-Adviser”).
The Fund invests primarily in securities of companies that are principally engaged in the real estate industry. The Fund, under normal circumstances, will invest at least 80% of its assets in real estate investment trusts (REITs) (80% policy).
In selecting investments, the Sub-Adviser generally focuses on its expectations regarding what it considers to be the key factors in determining equity prices - company earnings, earnings quality, valuation measures and momentum. To be able to implement its investment philosophy the Sub-Adviser will rely on a systematic process to exploit opportunities using a number of quantitative, event driven and fundamental investment strategies within a risk aware portfolio construction framework.
The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Real Estate Sector Risk. When a fund concentrates its investments in the real estate industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the real estate industry.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks
2LVIP Nomura U.S. REIT Fund

resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund has adopted the historical performance of the Delaware VIP® REIT Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
Historical performance for Standard Class and Service Class shares is based on the previous performance of Standard Class and Service Class, respectively, of the Predecessor Fund. Historical performance prior to May 1, 2021 has not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares, respectively, of the Predecessor Fund.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows historical performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2021	17.02%
Lowest Quarterly Return	Q1 2020	(26.00%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Nomura U.S. REIT Fund – Standard Class	1.02%	5.57%	4.04%
LVIP Nomura U.S. REIT Fund – Service Class	0.72%	5.24%	3.74%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP Nomura U.S. REIT Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Nomura Investments Fund Advisers (“NIFA”)
Investment Sub-Sub-Adviser: Macquarie Investment Management Global Limited (“MIMGL”)
Portfolio Managers

MIMGL Portfolio Managers	Company Title	Experience with Fund*
Samir Vanza	Managing Director, Head of Quantitative Research, Portfolio Manager	Since August 2024
Benjamin Leung, CFA	Senior Managing Director, Head of Systematic Investments, Portfolio Manager	Since December 2020
*
Reflects Portfolio Manager's experience with the Predecessor Fund
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Nomura U.S. REIT Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek maximum long-term total return, with capital appreciation as a secondary objective. This objective is non-fundamental and may be changed without shareholder approval.
Nomura Investments Fund Advisers (“NIFA”) serves as the Fund’s sub-adviser. In managing the Fund, NIFA may utilize sub-sub-adviser Macquarie Investment Management Global Limited (collectively, the “Sub-Adviser”).
The Sub-Adviser researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The Sub-Adviser takes a disciplined approach to investing, combining investment strategies and risk-management techniques that it believes can help shareholders meet their goals.
The Sub-Adviser utilizes a style-neutral systematic quantitative process designed to capture attractive characteristics of stocks by focusing on multiple dimensions of stock drivers, coupled with a practical portfolio management overlay.
The Fund strives to achieve maximum long-term total return. Capital appreciation is a secondary objective. The Sub-Adviser invests in securities of companies principally engaged in the real estate industry. The Fund, under normal circumstances, will invest at least 80% of its assets in REITs. The Fund may also invest in equity securities of real estate industry operating companies, known as REOCs.
The Fund does not normally acquire securities for short-term purposes; however, the Sub-Adviser may take advantage of short-term opportunities that are consistent with the Fund’s investment objectives.
The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5

Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Real Estate Sector Risk. When a fund concentrates its investments in the real estate industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the real estate industry.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
6

Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
7

The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.75% of the Fund's average net assets).
Sub-Adviser
Nomura Investment Fund Advisers (“NIFA” or the “Sub-Adviser”) is a series of Nomura Investment
Management Business Trust (“NIMBT”), a Delaware Statutory trust, which is registered with the SEC as an investment adviser. Nomura Asset Management is a part of the Investment Management Division of the
Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-assets solutions to intermediary and institutional clients.
Nomura Asset Management primarily operates through several distinct investment managers, which include NIMBT and its NIFA series. NIFA’s principal business address is 610 Market Street, Philadelphia,
PA 19106.

Sub-Sub-Adviser
MIMGL, located at 1 Elizabeth Street, Sydney NSW 2000, Australia, is a wholly owned subsidiary of
Macquarie Group Limited. MIMGL is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group
Limited. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit and equities.

MIMGL Portfolio Managers	Samir Vanza and Benjamin Leung are responsible for the day-to-day management of the Fund's assets.

Samir Vanza is Head of Quantitative Research for the Macquarie Systematic Investments (MSI) Team, a
role he assumed in November 2023. In this capacity, Samir is responsible for setting the research agenda of the MSI Team, as well as overseeing the development and maintenance of the systematic models for the
MSI Team’s global equity portfolios. Prior to November 2023, he was a Senior Quantitative Analyst on the
MSI Team. Before joining Macquarie, Samir worked as an Investment Analyst within the Asset
Management Team at Insurance Australia Group. In this role, he developed quantitative-based trading models and was involved in the monitoring and construction of investment portfolios. Samir completed his Bachelor of Business (Honours) at the University of Technology Sydney and completed a Post
Graduate Diploma in Applied Statistics from Macquarie University. He holds the Chartered Financial
Analyst® designation, and he is a member of the CFA Institute.

Benjamin Leung, CFA, is the Head of the Macquarie Systematic Investments Team, a role he assumed in
August 2024, after serving as Co-Head since August 2014. He is responsible for the day-to-day management of the global portfolios, oversight of the trading function, development of new strategies, and client engagement. Prior to November 2023, Ben was also the Head of Research, responsible for setting the research agenda to drive the ongoing evolution of investment techniques and technology. During his tenure with the firm, he has held roles in software development, quantitative research, and portfolio management for a range of Australian, Developed, and Emerging Markets Equity strategies. He earned a
Bachelor of Engineering (Honours) in software engineering (First Class) and a Master of Commerce in
Finance from the University of New South Wales. He holds the Chartered Financial Analyst® designation and he is a member of the CFA Institute.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory and sub-advisory contracts is available in the Fund’s Form N-CSR for the period ended June 30, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
8

The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
9

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
10

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information for the fiscal year ended 2021 was audited by Tait, Weller & Baker, LLP, and for prior years by the Predecessor Fund’s independent auditor, whose report, along with the Fund’s financial statements, were included in the annual report, which was available upon request by calling 800 523-1918. The information in the table for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Nomura U.S. REIT Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 13.747	$ 13.166	$ 12.081	$ 16.787	$ 12.090
Income (loss) from investment operations:
Net investment income[3]	0.369	0.319	0.355	0.288	0.140
Net realized and unrealized gain (loss)	(0.231)	0.708	1.166	(4.542)	4.994
Total from investment operations	0.138	1.027	1.521	(4.254)	5.134
Less dividends and distributions from:
Net investment income	(0.376)	(0.351)	(0.366)	(0.313)	(0.436)
Return of capital	(0.038)	(0.095)	(0.070)	(0.139)	(0.001)
Total dividends and distributions	(0.414)	(0.446)	(0.436)	(0.452)	(0.437)
Net asset value, end of period	$ 13.471	$ 13.747	$ 13.166	$ 12.081	$ 16.787
Total return[4]	1.02%	7.87%	12.58%	(25.30%)	43.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$219,517	$218,013	$216,340	$196,242	$274,086
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.84%	0.84%	0.84%	0.82%
Ratio of net investment income to average net assets	2.68%	2.34%	2.86%	2.05%	0.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.67%	2.33%	2.85%	2.04%	0.98%
Portfolio turnover	5%	15%	16%	16%	15%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP Nomura U.S. REIT Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 13.783	$ 13.198	$ 12.111	$ 16.818	$ 12.080
Income (loss) from investment operations:
Net investment income[3]	0.328	0.278	0.319	0.246	0.097
Net realized and unrealized gain (loss)	(0.230)	0.709	1.166	(4.545)	4.982
Total from investment operations	0.098	0.987	1.485	(4.299)	5.079
Less dividends and distributions from:
Net investment income	(0.332)	(0.307)	(0.327)	(0.269)	(0.340)
Return of capital	(0.039)	(0.095)	(0.071)	(0.139)	(0.001)
Total dividends and distributions	(0.371)	(0.402)	(0.398)	(0.408)	(0.341)
Net asset value, end of period	$ 13.510	$ 13.783	$ 13.198	$ 12.111	$ 16.818
Total return[4]	0.72%	7.55%	12.24%	(25.53%)	42.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,414	$143,409	$152,935	$147,979	$218,731
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.13%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.14%	1.14%	1.12%
Ratio of net investment income to average net assets	2.38%	2.04%	2.56%	1.75%	0.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	2.03%	2.55%	1.74%	0.68%
Portfolio turnover	5%	15%	16%	16%	15%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP BlackRock Equity Dividend Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP BlackRock Equity Dividend Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP BlackRock Equity Dividend Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP BlackRock Equity Dividend Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.61%	0.61%
Distribution and/or Service (12b-1) Fees	None	0.30%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.68%	0.98%
Less Fee Waiver[1,2]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.66%	0.96%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.02% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
2
The Fee Waiver was restated to reflect the current rate of the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$67	$216	$377	$845
Service Class	$98	$310	$540	$1,200
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.
LVIP BlackRock Equity Dividend Fund1

Principal Investment Strategies
The Fund, under normal circumstances, seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Lincoln Financial Investments Corporation serves as the Fund’s investment adviser. BlackRock Investment Management LLC (“BlackRock” or the “Sub-Adviser”) serves as the Fund’s sub-adviser.
The Fund generally will employ a value-oriented analysis and under normal circumstances will invest at least 80% of its net assets in large capitalization, dividend paying, equity securities. The Fund may invest in securities of companies with any market capitalization, but generally focuses on large-cap securities. Equity securities include common stock (both growth and value stocks) and preferred stock. The Fund’s value-oriented analysis seeks to identify companies with stock prices that are incongruent, or mispriced, relative to the true intrinsic value of a company as reflected by its underlying fundamentals.
The Fund may invest in convertible securities. The fund may invest up to 25% of the Fund’s assets in securities of foreign issuers. The Fund may invest in securities from any country, including emerging markets. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. The Fund may invest in real estate securities (including real estate investment trusts).
For the “equity dividend” strategy, BlackRock selects investments that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both, instead of those that will favor current income over capital appreciation.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
2LVIP BlackRock Equity Dividend Fund

•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
•
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund has adopted the historical performance of the Macquarie VIP® Value Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.
Historical performance for Standard Class and Service Class shares is based on the previous performance of Standard Class and Service Class, respectively, of the Predecessor Fund. Historical performance prior to May 1, 2021 has not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares, respectively, of the Predecessor Fund.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows historical performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP BlackRock Equity Dividend Fund3

Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	15.32%
Lowest Quarterly Return	Q1 2020	(26.34%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP BlackRock Equity Dividend Fund – Standard Class	13.43%	8.30%	8.58%
LVIP BlackRock Equity Dividend Fund – Service Class	13.09%	7.97%	8.27%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)
Portfolio Managers

BlackRock Portfolio Managers	Company Title	Experience with Fund
Cem Inal	Managing Director	Since November 2025
David Zhao	Managing Director	Since May 2025
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP BlackRock Equity Dividend Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of BlackRock Equity Dividend Fund (the “Fund”) is to seek long-term total return and current income.
Lincoln Financial Investments Corporation serves as the Fund’s adviser. BlackRock Investment Management, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to- day management of the Fund’s assets.
The Fund generally will employ a value-oriented analysis and under normal circumstances will invest at least 80% of its net assets in large capitalization, dividend paying, equity securities. The Fund may invest in securities of companies with any market capitalization, but generally focuses on large-cap securities. Equity securities include common stock (both growth and value stocks) and preferred stock. The Fund’s value-oriented analysis seeks to identify companies with stock prices that are incongruent, or mispriced, relative to the true intrinsic value of a company as reflected by its underlying fundamentals.
The Fund may invest in convertible securities. The fund may invest up to 25% of the Fund’s assets in securities of foreign issuers. The Fund may invest in securities from any country, including emerging markets. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. The Fund may invest in real estate securities (including real estate investment trusts).
For the “equity dividend” strategy, BlackRock selects investments that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both, instead of those that will favor current income over capital appreciation.
The 80% policy noted above is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for
6

growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
7

Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.60% of the Fund's average net assets).
8

Sub-Adviser
BlackRock Advisors, LLC (“BlackRock”) is located at 100 Bellevue Parkway, Wilmington, DE 19809.
BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $14.04 trillion in assets under management as of December 31, 2025.

BlackRock Portfolio Managers	Cem Inal and David Zhao are responsible for the day-to-day management of the Fund’s assets.

Cem Inal, is a Managing Director and Portfolio Manager for BlackRock. Mr. Inal is a member of the
Fundamental Equities division of BlackRock’s Portfolio Management Group and Head of the U.S. Income &
Value team. Mr. Inal was previously Chief Investment Officer of US Large Cap Value Equities at Alliance-
Bernstein, where Mr. Inal held that role from 2020 to 2025. Prior to that, Mr. Inal was portfolio manager of
AB US Large Cap Value Equities from 2016 until 2019. Mr. Inal has also served as PM of Global Real
Estate Securities since 2023. Mr. Inal was previously a senior research analyst and leader of the technology sector. Mr. Inal also co-managed the International Small Cap Value service from its inception in
2014 until 2016. Before joining AB in 2003 as a research analyst, Mr. Inal was a vice president at
fusionOne, a communications software provider. Prior to that, Mr. Inal was an engagement manager at
McKinsey & Company and a research engineer at Mitsubishi Electric. Mr. Inal holds a BSE in electrical engineering from Princeton University and an MBA in financial engineering from Cornell University.

David Zhao, is a Managing Director and joined BlackRock in 2016. Mr. Zhao is Co-Director of Research for
the US Income & Value pillar within the Fundamental Active Equity business of BlackRock's Active Equities
Group. Mr. Zhao is a Portfolio Manager for the BlackRock Equity Dividend portfolios. He also has partial research coverage for the information technology and communication services sectors. Prior to joining
BlackRock, Mr. Zhao was a Global Equity Senior Research Analyst and Principal at Pzena Investment
Management covering Technology, US Banks/Brokers, Medical Technology, Non-Life Insurance, Financial
Technology and select Industrials. Mr. Zhao holds a B.A. of Arts with degrees in Economics and Computer
Information Systems and graduated Cum Laude from Northwestern University.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
9

To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
10

Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information for the fiscal year ended 2021 was audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, were included in the annual report, which was available upon request by calling 800 523-1918. The information in the table for the Fund (formerly known as LVIP Macquarie Value Fund) was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2024, which is available upon request.

	LVIP BlackRock Equity Dividend Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 25.560	$ 25.237	$ 25.984	$ 29.690	$ 28.810
Income (loss) from investment operations:
Net investment income[3]	0.423	0.472	0.477	0.457	0.454
Net realized and unrealized gain (loss)	2.874	1.369	0.367	(1.613)	5.619
Total from investment operations	3.297	1.841	0.844	(1.156)	6.073
Less dividends and distributions from:
Net investment income	(0.433)	(0.512)	(0.432)	(0.488)	(1.059)
Net realized gain	(2.646)	(1.006)	(1.159)	(2.062)	(4.131)
Return of capital	—	—	—	—	(0.003)
Total dividends and distributions	(3.079)	(1.518)	(1.591)	(2.550)	(5.193)
Net asset value, end of period	$ 25.778	$ 25.560	$ 25.237	$ 25.984	$ 29.690
Total return[4]	13.43%	7.18%	3.49%	(3.27%)	22.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$987,053	$958,299	$1,042,285	$397,629	$463,942
Ratio of expenses to average net assets	0.67%	0.67%	0.68%[5]	0.69%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.68%	0.67%	0.67%	0.70%	0.69%
Ratio of net investment income to average net assets	1.64%	1.77%	1.91%[5]	1.65%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.63%	1.77%	1.92%	1.64%	1.54%
Portfolio turnover	134%	29%	26%	8%	25%

[1]	Effective May 1, 2025, BlackRock Investment Management LLC (Blackrock) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

12

	LVIP BlackRock Equity Dividend Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$ 25.545	$ 25.220	$ 25.970	$ 29.673	$ 28.700
Income (loss) from investment operations:
Net investment income[3]	0.345	0.391	0.402	0.373	0.365
Net realized and unrealized gain (loss)	2.866	1.368	0.361	(1.612)	5.595
Total from investment operations	3.211	1.759	0.763	(1.239)	5.960
Less dividends and distributions from:
Net investment income	(0.358)	(0.428)	(0.354)	(0.402)	(0.854)
Net realized gain	(2.646)	(1.006)	(1.159)	(2.062)	(4.130)
Return of capital	—	—	—	—	(0.003)
Total dividends and distributions	(3.004)	(1.434)	(1.513)	(2.464)	(4.987)
Net asset value, end of period	$ 25.752	$ 25.545	$ 25.220	$ 25.970	$ 29.673
Total return[4]	13.09%	6.86%	3.18%	(3.56%)	22.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$284,301	$271,871	$297,321	$319,612	$385,587
Ratio of expenses to average net assets	0.97%	0.97%	0.98%[5]	0.99%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.98%	0.97%	0.97%	1.00%	0.99%
Ratio of net investment income to average net assets	1.34%	1.47%	1.61%[5]	1.35%	1.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.33%	1.47%	1.62%	1.34%	1.24%
Portfolio turnover	134%	29%	26%	8%	25%

[1]	Effective May 1, 2025, BlackRock Investment Management LLC (Blackrock) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Dimensional International Core Equity Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Dimensional International Core Equity Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Dimensional International Core Equity Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Dimensional International Core Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.70%	0.95%
Less Expense Reimbursement[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.62%	0.87%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.62% of the Funds average daily net assets for the Standard Class (and 0.87% for Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$63	$216	$382	$863
Service Class	$89	$295	$518	$1,159
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
LVIP Dimensional International Core Equity Fund1

Principal Investment Strategies
Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
To achieve the Fund’s investment objective, the Sub-Adviser implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies, sectors and countries. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.
The Fund is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with developed markets that have been authorized for investment by the Sub-Adviser’s Investment Committee (the “International Universe”). The Fund invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. The Fund’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value.
In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.
The Fund intends to purchase securities of companies associated with developed market countries that the Sub-Adviser has designated as approved markets. The Fund, under normal circumstances, will invest at least 80% of its net assets in equity securities. The Sub-Adviser determines company size on a country- or region-specific basis and based primarily on market capitalization.
The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.
The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund. Because many of the Fund’s investments may be denominated in foreign currencies, the Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
2LVIP Dimensional International Core Equity Fund

•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund at times to underperform equity funds that use other investment strategies.
•
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in
LVIP Dimensional International Core Equity Fund3

order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	18.39%
Lowest Quarterly Return	Q1 2020	(27.56%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Dimensional International Core Equity Fund – Standard Class	35.26%	9.65%	8.43%
LVIP Dimensional International Core Equity Fund – Service Class	34.91%	9.38%	8.16%
Morningstar Global Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	31.60%	7.78%	8.52%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Dimensional Fund Advisors LP (“Dimensional”)
Portfolio Managers

Dimensional Portfolio Managers	Company Title	Experience with Fund
Jed S. Fogdall	Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager	Since May 2015
Allen Pu	Deputy Head of Portfolio Management, North America, Member of the Investment Committee, Vice President and Senior Portfolio Manager	Since May 2016
Mary T. Phillips	Deputy Head of Portfolio Management, North America, Member of the Investment Committee, Vice President and Senior Portfolio Manager	Since May 2018
William B. Collins-Dean	Vice President and Senior Portfolio Manager	Since May 2019
4LVIP Dimensional International Core Equity Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Dimensional International Core Equity Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to achieve its investment objective by purchasing a broad and diverse group of securities within a market capitalization weighted universe of non-U.S. companies associated with developed markets that have been authorized for investment by the Sub-Adviser’s Investment Committee (the “International Universe”). The Fund invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies relative to the International Universe. Market capitalization weighted means that a company’s weighting in the International Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. The Fund’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to larger capitalization, higher relative price or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value.
In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Sub-Adviser determines to be appropriate. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.
The Sub-Adviser may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Fund will generally not exclude more than 5% of the eligible small capitalization company universe within each eligible country based on such investment characteristics. The criteria the Sub-Adviser uses for assessing investment characteristics are subject to change from time to time. The Sub-Adviser may decrease the amount that the Fund invests in eligible small capitalization companies that have lower profitability and/or higher relative prices.
The Fund intends to purchase securities of companies associated with developed market countries that the Sub-Adviser has designated as approved markets. The Fund, under normal circumstances, will invest at least 80% of its net assets in equity securities. The Sub-Adviser determines company size on a country- or region-specific basis and based primarily on market capitalization.
The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund. Because many of the Fund’s investments may be denominated in foreign currencies, the Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.
The Fund may invest in exchange-traded funds (“ETFs”) for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.
The Fund intends, under normal market conditions, to invest significantly in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in equity securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
6

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
7

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or
8

instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund at times to underperform equity funds that use other investment strategies.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
9

Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.58% of the Fund's average net assets).
Sub-Adviser	Dimensional Fund Advisors LP (“Dimensional”), 6300 Bee Cave Road, Building One, Austin, TX 78746. As of December 31, 2025, Dimensional had $944 billion in assets under management.
Dimensional Portfolio Managers	Jed S. Fogdall, Allen Pu, Mary T. Phillips, and William Collins-Dean are responsible for the day-to-day management of the Fund's assets.

Jed S. Fogdall is Global Head of Portfolio Management, Chairman of Dimensional’s Investment
Committee, Vice President and Senior Portfolio Manager. Mr. Fogdall joined Dimensional as a Portfolio
Manager in 2004 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012. Mr. Fogdall has an M.B.A. from the University of California, Los Angeles and a B.S. from
Purdue University.

Allen Pu is Deputy Head of Portfolio Management, North America, a member of the Investment
Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Pu joined Dimensional as a Portfolio Manager in 2006. Mr. Pu is a CFA® charterholder and holds an M.B.A. from the University of
California, Los Angeles, an M.S. and Ph.D. from Caltech, and a B.S. from Cooper Union for the
Advancement of Science and Art.

Mary T. Phillips is Deputy Head of Portfolio Management, North America, a member of the Investment
Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Ms. Phillips joined
Dimensional in 2012 and has been a Portfolio Manager since 2014. Ms. Phillips has an M.B.A from the
University of Chicago Booth School of Business and a B.A. from the University of Puget Sound.

William B. Collins-Dean is Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr.
Collins-Dean joined Dimensional in 2014 and has been a Portfolio Manager since 2016. Mr. Collins-Dean has an M.B.A. from the University of Chicago Booth School of Business and a B.S. from Wake Forest
University.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
10

Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly
11

discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial
12

intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
13

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Dimensional International Core Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.098	$ 12.014	$ 10.668	$ 12.760	$ 11.539
Income (loss) from investment operations:
Net investment income[1]	0.356	0.312	0.302	0.312	0.280
Net realized and unrealized gain (loss)	3.896	0.067	1.393	(2.030)	1.235
Total from investment operations	4.252	0.379	1.695	(1.718)	1.515
Less dividends and distributions from:
Net investment income	(0.496)	(0.295)	(0.349)	(0.374)	(0.294)
Total dividends and distributions	(0.496)	(0.295)	(0.349)	(0.374)	(0.294)
Net asset value, end of period	$ 15.854	$ 12.098	$ 12.014	$ 10.668	$ 12.760
Total return[2]	35.26%	3.06%	16.01%	(13.42%)	13.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$570,820	$533,611	$368,621	$343,995	$407,047
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.62%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.74%	0.72%	0.77%	0.72%
Ratio of net investment income to average net assets	2.51%	2.49%	2.64%	2.81%	2.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.43%	2.37%	2.54%	2.66%	2.12%
Portfolio turnover	5%	14%	9%	15%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

14

	LVIP Dimensional International Core Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.069	$ 11.986	$ 10.645	$ 12.739	$ 11.522
Income (loss) from investment operations:
Net investment income[1]	0.321	0.280	0.272	0.283	0.248
Net realized and unrealized gain (loss)	3.880	0.067	1.390	(2.026)	1.234
Total from investment operations	4.201	0.347	1.662	(1.743)	1.482
Less dividends and distributions from:
Net investment income	(0.461)	(0.264)	(0.321)	(0.351)	(0.265)
Total dividends and distributions	(0.461)	(0.264)	(0.321)	(0.351)	(0.265)
Net asset value, end of period	$ 15.809	$ 12.069	$ 11.986	$ 10.645	$ 12.739
Total return[2]	34.91%	2.81%	15.72%	(13.64%)	12.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$227,935	$171,929	$168,554	$152,083	$140,511
Ratio of expenses to average net assets	0.87%	0.87%	0.87%	0.87%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.99%	0.97%	1.02%	0.97%
Ratio of net investment income to average net assets	2.26%	2.24%	2.39%	2.56%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.18%	2.12%	2.29%	2.41%	1.87%
Portfolio turnover	5%	14%	9%	15%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

15

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
16

Lincoln Variable Insurance Products Trust
LVIP Dimensional International Equity Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Dimensional International Equity Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.43%	0.43%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.75%	1.00%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$77	$240	$417	$930
Service Class	$102	$318	$552	$1,225
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
LVIP Dimensional International Equity Managed Volatility Fund1

Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “Underlying Funds”). Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the strategy supplements the Fund’s main investment portfolio.
The Underlying Funds include funds advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”), or feeder funds that invest substantially all of their assets in a master fund (which invests directly in securities or other investments and would also be classified as an Underlying Fund of the Fund). The Fund allocates to Underlying Funds, including but not limited to, LVIP Dimensional International Core Equity Fund (in an amount that is approximately 50% of the portion of the Fund’s assets not subject to the overlay), and DFA International Value Portfolio (in an amount that is approximately 50% of the portion of the Fund’s assets not subject to the overlay). Allocations to the Underlying Funds are subject to change at the discretion of the Adviser.
International Equity Strategy. Under normal circumstances, the Fund, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities, including income producing and non-income producing stocks, of non-U.S. companies in developed markets. The Fund normally maintains investment exposure to at least three countries outside of the United States. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Underlying Funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts for non-U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain Underlying Funds may lend their portfolio securities to generate additional income.
Certain Underlying Funds purchase a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the international universe. For purposes of such Underlying Funds, the Underlying Funds’ managers define the international universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by management of such Underlying Funds. Certain Underlying Funds increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of such Underlying Fund’s assets to the largest growth companies relative to their weight in the international universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
2LVIP Dimensional International Equity Managed Volatility Fund

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP Dimensional International Equity Managed Volatility Fund3

•
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
•
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
4LVIP Dimensional International Equity Managed Volatility Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	19.47%
Lowest Quarterly Return	Q1 2020	(31.88%)
The Fund’s performance prior to April 30, 2013 does not reflect the impact of the managed volatility strategy, which was implemented on that date and is currently used by the Fund.
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Dimensional International Equity Managed Volatility Fund – Standard Class	35.09%	11.09%	7.16%
LVIP Dimensional International Equity Managed Volatility Fund – Service Class	34.75%	10.81%	6.89%
Morningstar Global Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	31.60%	7.78%	8.52%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Maria Ma, CFA	Vice President and Managing Director	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
LVIP Dimensional International Equity Managed Volatility Fund5

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP Dimensional International Equity Managed Volatility Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “Underlying Funds”). Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the strategy supplements the Fund’s main investment portfolio.
The Underlying Funds include funds advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”), or feeder funds that invest substantially all of their assets in a master fund (which invests directly in securities or other investments and would also be classified as an Underlying Fund of the Fund). The Fund allocates to Underlying Funds, including but not limited to, LVIP Dimensional International Core Equity Fund (in an amount that is approximately 50% of the portion of the Fund’s assets not subject to the overlay), and DFA International Value Portfolio (in an amount that is approximately 50% of the portion of the Fund’s assets not subject to the overlay). Allocations to the Underlying Funds are subject to change at the discretion of the Adviser.
International Equity Strategy. Under normal circumstances, the Fund, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities, including income producing and non-income producing stocks, of non-U.S. companies in developed markets. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Underlying Funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts for non-U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain Underlying Funds may lend their portfolio securities to generate additional income.
Certain Underlying Funds use a market capitalization weighted approach to purchase securities of large non-U.S. companies in countries with developed markets that the portfolio managers of the Underlying Fund (“UF Managers”) determine to be value stocks. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in such Underlying Funds. The UF Managers of certain Underlying Funds may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors that such UF Managers determine to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, certain UF Managers may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.
Certain Underlying Funds purchase a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the international universe. For purposes of such Underlying Funds, the UF Managers define the international universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by management of such Underlying Funds. Certain Underlying Funds’ increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of such Underlying Fund’s assets to the largest growth companies relative to their weight in the international universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying Fund allocation is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed
7

volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in a portfolio of investments that provide exposure to equity securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
8

Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an
9

investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian
10

fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines. Securities lending may also have certain potential adverse tax consequences.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to
11

reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
12

Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.25% of the Fund's average net assets).
LFI Portfolio Managers	Maria Ma and Alex Zeng are responsible for the day-to-day management of the Fund's assets and oversight of the Fund's overlay manager.
13

Maria Ma, CFA, is Vice President, Managing Director and Fixed Income & International Equity Portfolio
Manager within LFI. Ms. Ma joined LFI in 2015 and is a member of LFI’s Investment Committee,
Derivatives Committee, and Asset Allocation Committee, among others. In addition, Ms. Ma serves on the investment sub-committee for Lincoln’s Defined Benefit Plan. Prior to joining LFI, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from
NanKai University in China and an M.S. in finance from Boston College. Ms. Ma also is a Chartered
Financial Analyst® (CFA) Charterholder.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
14

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
15

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
16

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.281	$ 10.110	$ 8.960	$ 10.430	$ 9.317
Income (loss) from investment operations:
Net investment income[1]	0.422	0.297	0.337	0.290	0.295
Net realized and unrealized gain (loss)	3.187	0.173	1.159	(1.456)	1.137
Total from investment operations	3.609	0.470	1.496	(1.166)	1.432
Less dividends and distributions from:
Net investment income	(0.438)	(0.299)	(0.346)	(0.304)	(0.319)
Total dividends and distributions	(0.438)	(0.299)	(0.346)	(0.304)	(0.319)
Net asset value, end of period	$ 13.452	$ 10.281	$ 10.110	$ 8.960	$ 10.430
Total return[2]	35.09%	4.69%	16.69%	(11.15%)	15.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,311	$24,114	$22,550	$20,137	$23,352
Ratio of expenses to average net assets[3]	0.32%	0.32%	0.32%	0.30%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income to average net assets	3.52%	2.78%	3.48%	3.10%	2.84%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	3.52%	2.78%	3.48%	3.08%	2.79%
Portfolio turnover	6%	7%	6%	13%	9%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.272	$ 10.100	$ 8.952	$ 10.420	$ 9.309
Income (loss) from investment operations:
Net investment income[1]	0.390	0.270	0.312	0.266	0.268
Net realized and unrealized gain (loss)	3.181	0.174	1.157	(1.454)	1.135
Total from investment operations	3.571	0.444	1.469	(1.188)	1.403
Less dividends and distributions from:
Net investment income	(0.404)	(0.272)	(0.321)	(0.280)	(0.292)
Total dividends and distributions	(0.404)	(0.272)	(0.321)	(0.280)	(0.292)
Net asset value, end of period	$ 13.439	$ 10.272	$ 10.100	$ 8.952	$ 10.420
Total return[2]	34.75%	4.43%	16.40%	(11.38%)	15.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$544,348	$533,564	$552,010	$528,359	$641,983
Ratio of expenses to average net assets[3]	0.57%	0.57%	0.57%	0.55%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of net investment income to average net assets	3.27%	2.53%	3.23%	2.85%	2.59%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.27%	2.53%	3.23%	2.83%	2.54%
Portfolio turnover	6%	7%	6%	13%	9%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
18

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
19

Lincoln Variable Insurance Products Trust
LVIP Dimensional U.S. Core Equity 1 Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Dimensional U.S. Core Equity 1 Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.40%	0.75%
Less Fee Waiver[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.39%	0.74%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.01% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$40	$127	$223	$504
Service Class	$76	$239	$416	$929
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
LVIP Dimensional U.S. Core Equity 1 Fund1

Principal Investment Strategies
Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
To achieve the Fund’s investment objective, the Sub-Adviser implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.
The Fund is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. companies (the “U.S. Universe”). The Fund invests in companies of all sizes, with moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Fund’s moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value.
In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.
The Fund, under normal circumstances, will invest at least 80% of its net assets in equity securities of U.S. companies. The Sub-Adviser generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser.
The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.
The Fund also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
2LVIP Dimensional U.S. Core Equity 1 Fund

•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund at times to underperform equity funds that use other investment strategies.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

LVIP Dimensional U.S. Core Equity 1 Fund3

Highest Quarterly Return	Q2 2020	21.57%
Lowest Quarterly Return	Q1 2020	(24.04%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Dimensional U.S. Core Equity 1 Fund – Standard Class	15.66%	13.14%	13.67%
LVIP Dimensional U.S. Core Equity 1 Fund – Service Class	15.26%	12.75%	13.27%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Dimensional Fund Advisors LP (“Dimensional”)
Portfolio Managers

Dimensional Portfolio Managers	Company Title	Experience with Fund
Jed S. Fogdall	Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager	Since May 2015
Allen Pu	Deputy Head of Portfolio Management, North America, Member of the Investment Committee, Vice President and Senior Portfolio Manager	Since May 2024
John A. Hertzer	Vice President and Senior Portfolio Manager	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Dimensional U.S. Core Equity 1 Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to achieve its investment objective by purchasing a broad and diverse group of equity securities within a market capitalization weighted universe of U.S. companies (the “U.S. Universe”). The Fund invests in companies of all sizes, with moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies relative to the U.S. Universe. The Sub-Adviser generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. Market capitalization weighted means that a company’s weighting in the U.S. Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. Increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to larger capitalization, higher relative price or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value.
In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Sub-Adviser determines to be appropriate. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.
The Sub-Adviser may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Fund will generally not exclude more than 5% of the eligible U.S. small capitalization company universe based on such investment characteristics. The criteria the Sub-Adviser uses for assessing investment characteristics are subject to change from time to time. The Sub-Adviser may decrease the amount that the Fund invests in eligible small capitalization companies that have lower profitability and/or higher relative prices.
The Fund, under normal circumstances, will invest at least 80% of its net assets in equity securities of U.S. companies. The Sub-Adviser generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser.
The Fund also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.
The Fund may invest in exchange-traded funds (“ETFs”) for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in equity securities of U.S. companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic
5

developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund at times to underperform equity funds that use other investment strategies.
6

Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
7

Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.32% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser	Dimensional Fund Advisors LP (“Dimensional”), 6300 Bee Cave Road, Building One, Austin, TX 78746. As of December 31, 2025, Dimensional had $944 billion in assets under management.
Dimensional Portfolio Managers	Jed S. Fogdall, Allen Pu and John A. Hertzer are responsible for the day-to-day management of the Fund's assets.

Jed S. Fogdall is Global Head of Portfolio Management, Chairman of Dimensional’s Investment
Committee, Vice President and Senior Portfolio Manager. Mr. Fogdall joined Dimensional as a Portfolio
Manager in 2004 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012. Mr. Fogdall has an M.B.A. from the University of California, Los Angeles and a B.S. from
Purdue University.

Allen Pu is Deputy Head of Portfolio Management, North America, a member of the Investment
Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Pu joined Dimensional as a Portfolio Manager in 2006. Mr. Pu is a CFA® charterholder and holds an M.B.A. from the University of
California, Los Angeles, an M.S. and Ph.D. from Caltech, and a B.S. from Cooper Union for the
Advancement of Science and Art.

8

John A. Hertzer is Vice President and a Senior Portfolio Manager at Dimensional. Mr. Hertzer joined
Dimensional in 2013 and has been a Portfolio Manager since 2016. Mr. Hertzer is a CFA® charterholder and holds an M.B.A from the University of California, Los Angeles and a B.A. from Dartmouth College.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
9

Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another
10

mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 48.489	$ 42.351	$ 36.647	$ 46.337	$ 38.201
Income (loss) from investment operations:
Net investment income[1]	0.494	0.497	0.527	0.518	0.447
Net realized and unrealized gain (loss)	6.992	8.222	7.651	(7.682)	9.971
Total from investment operations	7.486	8.719	8.178	(7.164)	10.418
Less dividends and distributions from:
Net investment income	(0.505)	(0.519)	(0.544)	(0.539)	(0.512)
Net realized gain	(3.649)	(2.062)	(1.930)	(1.987)	(1.770)
Total dividends and distributions	(4.154)	(2.581)	(2.474)	(2.526)	(2.282)
Net asset value, end of period	$ 51.821	$ 48.489	$ 42.351	$ 36.647	$ 46.337
Total return[2]	15.66%	20.77%	22.78%	(15.25%)	27.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,327,398	$1,298,112	$1,207,572	$1,087,032	$1,409,944
Ratio of expenses to average net assets	0.39%	0.39%	0.40%	0.39%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%	0.41%	0.40%	0.39%
Ratio of net investment income to average net assets	0.98%	1.05%	1.33%	1.29%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.97%	1.04%	1.32%	1.28%	1.02%
Portfolio turnover	2%	4%	5%	4%	3%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 48.008	$ 41.962	$ 36.346	$ 45.979	$ 37.935
Income (loss) from investment operations:
Net investment income[1]	0.315	0.329	0.384	0.373	0.292
Net realized and unrealized gain (loss)	6.904	8.134	7.571	(7.615)	9.885
Total from investment operations	7.219	8.463	7.955	(7.242)	10.177
Less dividends and distributions from:
Net investment income	(0.335)	(0.355)	(0.409)	(0.404)	(0.363)
Net realized gain	(3.649)	(2.062)	(1.930)	(1.987)	(1.770)
Total dividends and distributions	(3.984)	(2.417)	(2.339)	(2.391)	(2.133)
Net asset value, end of period	$ 51.243	$ 48.008	$ 41.962	$ 36.346	$ 45.979
Total return[2]	15.26%	20.35%	22.36%	(15.54%)	27.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$402,842	$366,248	$330,769	$273,580	$328,843
Ratio of expenses to average net assets	0.74%	0.74%	0.75%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.75%	0.76%	0.75%	0.74%
Ratio of net investment income to average net assets	0.63%	0.70%	0.98%	0.94%	0.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.62%	0.69%	0.97%	0.93%	0.67%
Portfolio turnover	2%	4%	5%	4%	3%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Dimensional U.S. Core Equity 2 Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Dimensional U.S. Core Equity 2 Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.49%	0.74%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$50	$157	$274	$616
Service Class	$76	$237	$411	$918
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
To achieve the Fund’s investment objective, the Sub-Adviser implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.
LVIP Dimensional U.S. Core Equity 2 Fund1

The Fund is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. companies (the “U.S. Universe”). The Fund invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Fund’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value.
In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.
The Fund, under normal circumstances, will invest at least 80% of its net assets in equity securities of U.S. companies. The Sub-Adviser generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser.
The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.
The Fund also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund at times to underperform equity funds that use other investment strategies.
2LVIP Dimensional U.S. Core Equity 2 Fund

•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	22.15%
Lowest Quarterly Return	Q1 2020	(25.59%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Dimensional U.S. Core Equity 2 Fund – Standard Class	15.38%	12.83%	12.99%
LVIP Dimensional U.S. Core Equity 2 Fund – Service Class	15.09%	12.55%	12.71%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP Dimensional U.S. Core Equity 2 Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Dimensional Fund Advisors LP (“Dimensional”)
Portfolio Managers

Dimensional Portfolio Managers	Company Title	Experience with Fund
Jed S. Fogdall	Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager	Since May 2015
Allen Pu	Deputy Head of Portfolio Management, North America, Member of the Investment Committee, Vice President and Senior Portfolio Manager	Since May 2024
John A. Hertzer	Vice President and Senior Portfolio Manager	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Dimensional U.S. Core Equity 2 Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
Dimensional Fund Advisors LP (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to achieve its investment objective by purchasing a broad and diverse group of equity securities within a market capitalization weighted universe of U.S. companies (the “U.S. Universe”). The Fund invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies relative to the U.S. Universe. The Sub-Adviser generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. Market capitalization weighted means that a company’s weighting in the U.S. Universe is proportional to that company’s actual market capitalization compared to the total market capitalization of all eligible companies. The higher the company’s relative market capitalization, the greater its representation. Increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to larger capitalization, higher relative price or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value.
In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Sub-Adviser determines to be appropriate. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.
The Sub-Adviser may consider a small capitalization company’s investment characteristics as compared to other eligible companies when making investment decisions and may exclude a small capitalization company with high recent asset growth. The Fund will generally not exclude more than 5% of the eligible U.S. small capitalization company universe based on such investment characteristics. The criteria the Sub-Adviser uses for assessing investment characteristics are subject to change from time to time. The Sub-Adviser may decrease the amount that the Fund invests in eligible small capitalization companies that have lower profitability and/or higher relative prices.
The Fund, under normal circumstances, will invest at least 80% of its net assets in equity securities of U.S. companies. The Sub-Adviser generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser.
The Fund also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.
The Fund may invest in exchange-traded funds (“ETFs”) for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in equity securities of U.S. companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic
5

developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund at times to underperform equity funds that use other investment strategies.
6

Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
7

Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.42% of the Fund's average net assets).
Sub-Adviser	Dimensional Fund Advisors LP (“Dimensional”), 6300 Bee Cave Road, Building One, Austin, TX 78746. As of December 31, 2025, Dimensional had $944 billion in assets under management.
Dimensional Portfolio Managers	Jed S. Fogdall, Allen Pu and John A. Hertzer are responsible for the day-to-day management of the Fund's assets.

Jed S. Fogdall is Global Head of Portfolio Management, Chairman of Dimensional’s Investment
Committee, Vice President and Senior Portfolio Manager. Mr. Fogdall joined Dimensional as a Portfolio
Manager in 2004 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012. Mr. Fogdall has an M.B.A. from the University of California, Los Angeles and a B.S. from
Purdue University.

Allen Pu is Deputy Head of Portfolio Management, North America, a member of the Investment
Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Pu joined Dimensional as a Portfolio Manager in 2006. Mr. Pu is a CFA® charterholder and holds an M.B.A. from the University of
California, Los Angeles, an M.S. and Ph.D. from Caltech, and a B.S. from Cooper Union for the
Advancement of Science and Art.

8

John A. Hertzer is Vice President and a Senior Portfolio Manager at Dimensional. Mr. Hertzer joined
Dimensional in 2013 and has been a Portfolio Manager since 2016. Mr. Hertzer is a CFA® charterholder and holds an M.B.A from the University of California, Los Angeles and a B.A. from Dartmouth College.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
9

Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another
10

mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 21.740	$ 19.294	$ 16.555	$ 20.506	$ 16.368
Income (loss) from investment operations:
Net investment income[1]	0.201	0.204	0.217	0.215	0.183
Net realized and unrealized gain (loss)	3.084	3.343	3.309	(3.106)	4.348
Total from investment operations	3.285	3.547	3.526	(2.891)	4.531
Less dividends and distributions from:
Net investment income	(0.205)	(0.218)	(0.226)	(0.223)	(0.215)
Net realized gain	(1.969)	(0.883)	(0.561)	(0.837)	(0.178)
Total dividends and distributions	(2.174)	(1.101)	(0.787)	(1.060)	(0.393)
Net asset value, end of period	$ 22.851	$ 21.740	$ 19.294	$ 16.555	$ 20.506
Total return[2]	15.38%	18.45%	21.65%	(13.91%)	27.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$672,624	$682,260	$691,319	$616,725	$779,683
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.48%
Ratio of expenses to average net assets prior to expenses waived	0.49%	0.49%	0.49%	0.60%	0.78%
Ratio of net investment income to average net assets	0.90%	0.96%	1.22%	1.20%	0.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.90%	0.96%	1.22%	1.09%	0.67%
Portfolio turnover	6%	4%	9%	8%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 21.687	$ 19.254	$ 16.526	$ 20.476	$ 16.349
Income (loss) from investment operations:
Net investment income[1]	0.145	0.150	0.172	0.169	0.136
Net realized and unrealized gain (loss)	3.071	3.331	3.300	(3.101)	4.338
Total from investment operations	3.216	3.481	3.472	(2.932)	4.474
Less dividends and distributions from:
Net investment income	(0.153)	(0.165)	(0.183)	(0.181)	(0.169)
Net realized gain	(1.969)	(0.883)	(0.561)	(0.837)	(0.178)
Total dividends and distributions	(2.122)	(1.048)	(0.744)	(1.018)	(0.347)
Net asset value, end of period	$ 22.781	$ 21.687	$ 19.254	$ 16.526	$ 20.476
Total return[2]	15.09%	18.16%	21.35%	(14.12%)	27.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$245,662	$206,868	$194,664	$154,490	$168,051
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived	0.74%	0.74%	0.74%	0.85%	1.03%
Ratio of net investment income to average net assets	0.65%	0.71%	0.97%	0.95%	0.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.65%	0.71%	0.97%	0.84%	0.42%
Portfolio turnover	6%	4%	9%	8%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Dimensional U.S. Equity Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Dimensional U.S. Equity Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Dimensional U.S. Equity Managed Volatility (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.32%	0.32%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.63%	0.88%
Less Fee Waiver[2]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.62%	0.87%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.005% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$63	$201	$350	$785
Service Class	$89	$280	$487	$1,083
LVIP Dimensional U.S. Equity Managed Volatility Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “Underlying Funds”). The Underlying Funds include funds advised by Lincoln Financial Investments Corporation (the “Adviser”), the investment adviser to the Fund. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main portfolio.
The Fund allocates to certain Underlying Funds, including, but not limited to, LVIP Dimensional U.S. Core 2 Equity Fund (in an amount that is approximately 60% of the portion of the Fund’s assets not subject to the overlay) and Dimensional U.S. Large Company Portfolio (in an amount that is approximately 40% of the portion of the Fund’s assets not subject to the overlay). Allocations to the Underlying Funds are subject to change at the discretion of the Adviser.
U.S. Equity Strategy. The Fund, under normal circumstances, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities that are tied economically to the U.S. The Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities, including income producing and non-income producing stocks, and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain Underlying Funds may lend their portfolio securities to generate additional income.
Certain Underlying Funds purchase a broad and diverse group of securities of U.S. companies with a greater emphasis on small-capitalization and value companies as compared to their representation in the U.S. universe. The U.S. universe is generally defined as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange, NYSE MKT LLC, or Nasdaq Global Market® or such other securities exchanges deemed appropriate by an Underlying Fund’s investment adviser.
Certain Underlying Funds generally invest in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. Under normal circumstances, substantially all of certain Underlying Funds’ net assets will be invested in the stocks that comprise the S&P 500® Index.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
2LVIP Dimensional U.S. Equity Managed Volatility Fund

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate
LVIP Dimensional U.S. Equity Managed Volatility Fund3

or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
4LVIP Dimensional U.S. Equity Managed Volatility Fund

Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	15.52%
Lowest Quarterly Return	Q1 2020	(13.47%)
The Fund’s performance prior to April 30, 2013 does not reflect the impact of the managed volatility strategy, which was implemented on that date and is currently used by the Fund.
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Dimensional U.S. Equity Managed Volatility Fund – Standard Class	9.02%	11.81%	11.39%
LVIP Dimensional U.S. Equity Managed Volatility Fund – Service Class	8.75%	11.53%	11.12%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
LVIP Dimensional U.S. Equity Managed Volatility Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP Dimensional U.S. Equity Managed Volatility Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “Underlying Funds”). The Underlying Funds include funds advised by Lincoln Financial Investments Corporation (the “Adviser”), the investment adviser to the Fund. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main portfolio.
The Fund allocates to certain Underlying Funds, including, but not limited to, LVIP Dimensional U.S. Core 2 Equity Fund (in an amount that is approximately 60% of the portion of the Fund’s assets not subject to the overlay) and Dimensional U.S. Large Company Portfolio (in an amount that is approximately 40% of the portion of the Fund’s assets not subject to the overlay). Allocations to the Underlying Funds are subject to change at the discretion of the Adviser.
U.S. Equity Strategy. The Fund, under normal circumstances, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities that are tied economically to the U.S. The Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities, including income producing and non-income producing stocks, and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain Underlying Funds may lend their portfolio securities to generate additional income.
Certain Underlying Funds purchase a broad and diverse group of securities of U.S. companies with a greater emphasis on small-capitalization and value companies as compared to their representation in the U.S. universe. The U.S. universe is generally defined as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange, NYSE MKT LLC, or Nasdaq Global Market® or such other securities exchanges deemed appropriate by an Underlying Fund’s investment adviser.
Certain Underlying Funds generally invest in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. Under normal circumstances, substantially all of certain Underlying Funds’ net assets will be invested in the stocks that comprise the S&P 500® Index. Certain Underlying Funds also may lend their portfolio securities to generate additional income. Ordinarily, portfolio companies will not be sold by certain Underlying Funds except to reflect additions or deletions of the companies that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of an Underlying Fund’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, certain Underlying Funds may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. In seeking to approximate the total investment return of the S&P 500® Index, certain Underlying Funds’ management may also adjust the representation of securities in the Underlying Fund after considering such securities’ characteristics and other factors an Underlying Fund’s management determines to be appropriate.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying Fund allocation is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
7

Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in a portfolio of investments that provide exposure to equity securities that are tied economically to the U.S., only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
8

Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
9

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines. Securities lending may also have certain potential adverse tax consequences.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices
10

can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
11

Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
12

Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.24% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-advisers.

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
13

Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly
14

discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial
15

intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
16

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 23.426	$ 20.681	$ 19.323	$ 23.790	$ 18.815
Income (loss) from investment operations:
Net investment income[1]	0.183	0.226	0.243	0.204	0.167
Net realized and unrealized gain (loss)	1.843	4.006	3.784	(3.716)	5.043
Total from investment operations	2.026	4.232	4.027	(3.512)	5.210
Less dividends and distributions from:
Net investment income	(0.235)	(0.329)	(0.236)	(0.221)	(0.235)
Net realized gain	(2.904)	(1.158)	(2.433)	(0.734)	—
Total dividends and distributions	(3.139)	(1.487)	(2.669)	(0.955)	(0.235)
Net asset value, end of period	$ 22.313	$ 23.426	$ 20.681	$ 19.323	$ 23.790
Total return[2]	9.02%	20.65%	21.95%	(14.69%)	27.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,817	$41,042	$37,849	$30,270	$36,695
Ratio of expenses to average net assets[3]	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	0.81%	0.99%	1.20%	0.99%	0.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.80%	0.98%	1.19%	0.98%	0.77%
Portfolio turnover	9%	4%	7%	10%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 23.385	$ 20.646	$ 19.300	$ 23.760	$ 18.792
Income (loss) from investment operations:
Net investment income[1]	0.126	0.168	0.192	0.151	0.112
Net realized and unrealized gain (loss)	1.834	3.996	3.773	(3.709)	5.033
Total from investment operations	1.960	4.164	3.965	(3.558)	5.145
Less dividends and distributions from:
Net investment income	(0.178)	(0.267)	(0.186)	(0.168)	(0.177)
Net realized gain	(2.904)	(1.158)	(2.433)	(0.734)	—
Total dividends and distributions	(3.082)	(1.425)	(2.619)	(0.902)	(0.177)
Net asset value, end of period	$ 22.263	$ 23.385	$ 20.646	$ 19.300	$ 23.760
Total return[2]	8.75%	20.36%	21.64%	(14.90%)	27.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$841,373	$919,598	$951,295	$862,391	$1,094,120
Ratio of expenses to average net assets[3]	0.55%	0.55%	0.55%	0.55%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	0.56%	0.74%	0.95%	0.74%	0.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.55%	0.73%	0.94%	0.73%	0.52%
Portfolio turnover	9%	4%	7%	10%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
18

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
19

Lincoln Variable Insurance Products Trust
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund* (the “Fund”) is to seek capital appreciation.
* Fidelity Institutional AM is a registered mark of FMR LLC. Used with permission.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)	0.50%	0.50%
Total Annual Fund Operating Expenses (including AFFE)[1]	1.28%	1.63%
Less Fee Waiver and Expense Reimbursement[2]	(0.68%)	(0.68%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.60%	0.95%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.625% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.095% of the Fund’s average daily net assets for the Standard Class (and 0.445% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund1

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$61	$339	$637	$1,485
Service Class	$97	$448	$822	$1,876
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “Underlying Funds”). Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main portfolio.
The Fund allocates to certain Underlying Funds including, but not limited to, Fidelity® VIP Contrafund® Portfolio (in an amount that is approximately 70% of the portion of the Fund’s assets not subject to the overlay) and Fidelity® VIP Equity-Income Portfolio (in an amount that is approximately 30% of the portion of the Fund’s assets not subject to the overlay). Allocations to the Underlying Funds are subject to change at the discretion of the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
Select Core Equity Strategy. The Fund, under normal circumstances, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities. The Underlying Funds may invest in securities of foreign issuers, in addition to securities of domestic issuers. The Fund does not impose a limitation on the geographical locations or percentage of holdings of domestic and foreign issuers of the securities which the Fund holds through the Underlying Funds.
Certain Underlying Funds invest in securities of companies whose value, in the opinion of such underlying fund’s management, is not fully recognized by the public. The types of companies in which certain Underlying Funds may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.
Certain Underlying Funds invest primarily in income-producing equity securities. An emphasis on above-average income-producing equity securities tends to lead to investments in large cap “value” stocks. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Certain Underlying Funds also may invest in other types of equity securities and debt securities, including lower-quality debt securities.
Certain Underlying Fund’s management use fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.
The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded
2LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund3

•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
4LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q1 2024	14.24%
Lowest Quarterly Return	Q2 2022	(13.85%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund – Standard Class	14.27%	13.47%	12.49%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund – Service Class	13.87%	13.07%	12.09%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund5

Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “Underlying Funds”). Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main portfolio.
The Fund allocates to certain Underlying Funds including, but not limited to, Fidelity® VIP Contrafund® Portfolio (in an amount that is approximately 70% of the portion of the Fund’s assets not subject to the overlay) and Fidelity® VIP Equity-Income Portfolio (in an amount that is approximately 30% of the portion of the Fund’s assets not subject to the overlay). Allocations to the Underlying Funds are subject to change at the discretion of the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
Select Core Equity Strategy. The Fund, under normal circumstances, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities. The Underlying Funds may invest in securities of foreign issuers, in addition to securities of domestic issuers. The Fund does not impose a limitation on the geographical locations or percentage of holdings of domestic and foreign issuers of the securities which the Fund holds through the Underlying Funds.
Certain Underlying Funds invest in securities of companies whose value, in the opinion of such Underlying Fund’s management, is not fully recognized by the public. The types of companies in which certain Underlying Funds may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.
Certain Underlying Funds invest primarily in income-producing equity securities. An emphasis on above-average income-producing equity securities tends to lead to investments in large cap “value” stocks. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Certain Underlying Funds also may invest in other types of equity securities and debt securities, including lower-quality debt securities.
Certain Underlying Fund’s management use fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying Fund allocation is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the
7

managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in a portfolio of investments that provides exposure to equity securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
8

Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
9

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
10

Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
11

Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.07% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-advisers.
12

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other
13

things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
14

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 16.529	$ 14.842	$ 12.592	$ 18.674	$ 15.290
Income (loss) from investment operations:
Net investment income[1]	0.113	0.134	0.144	0.129	0.085
Net realized and unrealized gain (loss)	2.221	3.945	2.983	(3.708)	4.030
Total from investment operations	2.334	4.079	3.127	(3.579)	4.115
Less dividends and distributions from:
Net investment income	(1.681)	(1.754)	(0.147)	(0.139)	(0.243)
Net realized gain	(1.069)	(0.638)	(0.730)	(2.364)	(0.488)
Return of capital	(0.054)	—	—	—	—
Total dividends and distributions	(2.804)	(2.392)	(0.877)	(2.503)	(0.731)
Net asset value, end of period	$ 16.059	$ 16.529	$ 14.842	$ 12.592	$ 18.674
Total return[2]	14.27%	27.63%	25.25%	(18.92%)	26.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$94	$88	$82	$74	$153
Ratio of expenses to average net assets[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.78%	0.77%	0.78%	0.77%	0.77%
Ratio of net investment income to average net assets	0.66%	0.77%	1.03%	0.83%	0.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/ reimbursed	(0.02%)	0.10%	0.35%	0.16%	(0.18%)
Portfolio turnover	18%	15%	11%	15%	20%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 16.486	$ 14.808	$ 12.569	$ 18.648	$ 15.270
Income (loss) from investment operations:
Net investment income[1]	0.054	0.073	0.095	0.073	0.024
Net realized and unrealized gain (loss)	2.208	3.932	2.971	(3.698)	4.021
Total from investment operations	2.262	4.005	3.066	(3.625)	4.045
Less dividends and distributions from:
Net investment income	(1.621)	(1.689)	(0.097)	(0.090)	(0.179)
Net realized gain	(1.069)	(0.638)	(0.730)	(2.364)	(0.488)
Return of capital	(0.054)	—	—	—	—
Total dividends and distributions	(2.744)	(2.327)	(0.827)	(2.454)	(0.667)
Net asset value, end of period	$ 16.004	$ 16.486	$ 14.808	$ 12.569	$ 18.648
Total return[2]	13.87%	27.19%	24.81%	(19.20%)	26.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$526,702	$520,430	$490,647	$447,926	$596,931
Ratio of expenses to average net assets[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[3]	1.13%	1.12%	1.13%	1.12%	1.12%
Ratio of net investment income to average net assets	0.31%	0.42%	0.68%	0.48%	0.14%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.37%)	(0.25%)	—	(0.19%)	(0.53%)
Portfolio turnover	18%	15%	11%	15%	20%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
LVIP Global Equity Managed Volatility Fund
Formerly LVIP Franklin Templeton Global Equity Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Global Equity Managed Volatility Fund , formerly LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Global Equity Managed Volatility Fund
Formerly LVIP Franklin Templeton Global Equity Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Global Equity Managed Volatility Fund (the “Fund”) is to seek to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.73%	0.98%
Less Fee Waiver[1]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.70%	0.95%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$72	$230	$403	$904
Service Class	$97	$309	$539	$1,199
LVIP Global Equity Managed Volatility Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective through investing primarily in equity securities, including common stocks and depositary receipts. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion supplements the Fund’s main investment portfolio.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. Loomis, Sayles & Company, L.P. (“Loomis”) and Franklin Mutual Advisers, LLC (“FMA”) serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Loomis and approximately 50% of the portion of the Fund’s assets not subject to the overlay to FMA. Such allocations are subject to change at the discretion of the Adviser.
The Fund, under normal circumstances, invests at least 80% of its assets in equity securities issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of companies of any size. The Fund’s investments will generally be selected from among many different industries. The Fund will invest at least 40% of its assets (or, if conditions are not favorable, at least 30% of its assets) in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or companies that have been formed under the laws of non-U.S. countries.
Loomis employs a growth style of equity management, seeking to invest in companies with sustainable competitive advantages as compared to other companies, long-term structural growth drivers that may lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. Loomis also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be). The Fund will consider selling a security when Loomis believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which Loomis deems appropriate. The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. Under normal market conditions, Loomis does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
FMA employs a research-driven, fundamental value strategy for the Fund. FMA invests primarily in undervalued securities (securities trading at a discount to fundamental value), including convertible securities. Investments are generally selected based on FMA’s own analysis of the security’s fundamental value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. FMA examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility,
2LVIP Global Equity Managed Volatility Fund

the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•
Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
LVIP Global Equity Managed Volatility Fund3

•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.
•
Rule 144A Securities Risk. Securities sold pursuant to Rule 144A under the Securities Act of 1933 are commonly known as “144A securities” and only may be resold under certain circumstances to other institutional buyers. As a result of the resale restrictions on 144A securities, there is a greater risk that they will be less liquid than SEC-registered securities.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money
4LVIP Global Equity Managed Volatility Fund

supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	14.86%
Lowest Quarterly Return	Q1 2020	(13.05%)
The Fund’s performance prior to September 21, 2012 does not reflect the impact of the managed volatility strategy, which was implemented on that date and is currently used by the Fund.
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Global Equity Managed Volatility Fund – Standard Class	13.51%	9.09%	8.29%
LVIP Global Equity Managed Volatility Fund – Service Class	13.22%	8.82%	8.02%
Morningstar Developed Markets Index (reflects no deductions for fees, expenses or taxes)	21.18%	11.52%	11.79%
Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Investment Sub-Adviser: Franklin Mutual Advisers, LLC (“FMA”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

Loomis Portfolio Manager	Company Title	Experience with Fund
Aziz V. Hamzaogullari, CFA	Chief Investment Officer; Founder of the Growth Equity Strategies Team; Portfolio Manager	Since February 2026

LVIP Global Equity Managed Volatility Fund5

FMA Portfolio Managers	Company Title	Experience with Fund
Christian Correa, CFA	President and Chief Investment Officer, Mutual Series	Since January 2018
Timothy Rankin, CFA	Senior Vice President, Portfolio Manager, Research Analyst	Since February 2016

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP Global Equity Managed Volatility Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental. This objective is non-fundamental and may be changed without shareholder approval.
The Fund pursues its objective through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion supplements the Fund’s main investment portfolio.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. Loomis, Sayles & Company, L.P. (“Loomis”) and Franklin Mutual Advisers, LLC (“FMA”) serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Loomis and approximately 50% of the portion of the Fund’s assets not subject to the overlay to FMA. Such allocations are subject to change at the discretion of the Adviser.
The Fund, under normal circumstances, invests at least 80% of its assets in equity securities issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of companies of any size. The Fund’s investments will generally be selected from among many different industries. The Fund will invest at least 40% of its assets (or, if conditions are not favorable, at least 30% of its assets) in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or companies that have been formed under the laws of non-U.S. countries.
Loomis employs a growth style of equity management, seeking to invest in companies with sustainable competitive advantages as compared to other companies, long-term structural growth drivers that may lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. Loomis also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be). The Fund will consider selling a security when Loomis believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which Loomis deems appropriate. The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. Under normal market conditions, Loomis does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
FMA employs a research-driven, fundamental value strategy for the Fund. FMA invests primarily in undervalued securities (securities trading at a discount to fundamental value), including convertible securities. Investments are generally selected based on FMA’s own analysis of the security’s fundamental value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. FMA examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. Loomis and FMA assess the potential impacts of material environmental, social and governance (ESG) factors on a company; consideration of ESG factors and risks is only one component of their assessment of eligible investments and may not be a determinative factor in their final decision on whether to invest in a security. The weight given to ESG factors may vary across types of investments, industries, regions and issuers; ESG factors and weights considered may change over time. Loomis and FMA do not assess every investment for ESG factors and, when they do, not every ESG factor may be identified or evaluated.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the
7

managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in equity securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
8

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information
9

about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or
10

options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit
11

the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. The relevance and weightings of specific ESG factors can vary across individual portfolio holdings, asset classes, sectors and strategies. No one factor or consideration is determinative. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance. Moreover, ESG information is in many instances qualitative and therefore subjective. There are significant differences in interpretations of what it means for a company to have positive or negative ESG characteristics. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. The approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory changes.
Rule 144A Securities Risk. Securities sold pursuant to Rule 144A under the Securities Act of 1933 are commonly known as “144A securities” and only may be resold under certain circumstances to other institutional buyers. 144A securities frequently trade in an active secondary market and generally are treated as “liquid.” However, as a result of the resale restrictions on 144A securities, there is a greater risk that they will be less liquid than SEC-registered securities.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Advisers: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
12

Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-advisers, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.64% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-advisers.

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis
Sayles is one of the oldest investment advisory firms in the United States with over $431.4 billion in assets under management as of December 31, 2025.

Loomis Portfolio Manager	Aziz Hamzaogullari is responsible for the day-to-day management of the portion of the Fund's assets allocated to Loomis.

Aziz V. Hamzaogullari, CFA, is the Chief Investment Officer and Founder of the Growth Equity Strategies
Team at Loomis Sayles and portfolio manager of the Loomis Sayles Large Cap Growth, Global Growth, All
Cap Growth and International Growth strategies, including the Loomis Sayles Growth, Global Growth and
International Growth mutual funds and products outside the U.S. Mr. Hamzaogullari is also a member of
Loomis Sayles’ Board of Directors. Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen
Investments where he was a senior portfolio manager and managing director. Mr. Hamzaogullari received a B.S. from Bilkent University in Turkey and an M.B.A. from George Washington University. He has 32 years of investment industry experience. Mr. Hamzaogullari holds the designation of Chartered Financial
Analyst® (CFA) and is a member of CFA Society Boston.

13

Sub-Adviser
Franklin Mutual Advisers, LLC (“FMA”), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is a
sub-adviser to the Fund. FMA is a wholly owned subsidiary of Franklin Resources, Inc. Together, the
Franklin organization and its affiliates manage, as of December 31, 2025, over $1.68 trillion in assets, and have been in the investment management business since 1947.

FMA Portfolio Managers	Christian Correa and Timothy M. Rankin are responsible for the day-to-day management of the portion of the Fund’s assets allocated to FMA.

Christian Correa, CFA, is Co-Chief Investment Officer for Franklin Equity. Mr. Correa is a portfolio manager on the Franklin Mutual Shares and Franklin Mutual Global Discovery strategies. Mr. Correa previously served as Chief Investment Officer for Franklin Mutual Series from 2020 to 2025. Prior to that he was
Director of Research from 2010 to 2020. Prior to joining Franklin Templeton in 2003 he covered merger arbitrage and special situations at Lehman Brothers Holdings Inc. Mr. Correa began his career writing software for SPL WorldGroup (later acquired by Oracle). Mr. Correa earned a B.A. in philosophy, politics and economics from Claremont McKenna College, an M.A. in economics from Northwestern University and is a graduate of Harvard Law School. Mr. Correa is a Chartered Financial Analyst (CFA) charterholder.

Timothy M. Rankin, CFA, is a portfolio manager and research analyst for Franklin Equity. He is a portfolio manager for the Franklin Mutual Global Discovery, Franklin Mutual International Value and Franklin Mutual
European strategies. Mr. Rankin also serves as the investment team's Head of Sustainability &
Stewardship. Mr. Rankin previously worked at Franklin Templeton from 1997 through 2004 and he rejoined the organization in 2010. Prior to rejoining he was managing director of Blue Harbour Group,
LLC, a private investment firm focused on small- and mid-cap North American companies. Prior to his original employment with Franklin Templeton, Mr. Rankin was an equity analyst at Glickenhaus & Co. He has over 30 years of experience in the investment management industry, beginning in 1992. Mr. Rankin earned a B.A. in urban studies and economics from Columbia University, is a Chartered Financial Analyst
(CFA) charterholder, and is a Fundamentals of Sustainability Accounting (FSA) Credential Holder.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
14

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
15

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
16

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Global Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 44.219	$ 41.594	$ 37.707	$ 45.868	$ 39.545
Income (loss) from investment operations:
Net investment income[1]	0.637	0.648	0.628	0.501	0.385
Net realized and unrealized gain (loss)	5.119	4.570	5.769	(6.164)	6.464
Total from investment operations	5.756	5.218	6.397	(5.663)	6.849
Less dividends and distributions from:
Net investment income	(0.583)	(0.710)	(0.657)	(0.624)	(0.526)
Net realized gain	(4.828)	(1.883)	(1.853)	(1.874)	—
Total dividends and distributions	(5.411)	(2.593)	(2.510)	(2.498)	(0.526)
Net asset value, end of period	$ 44.564	$ 44.219	$ 41.594	$ 37.707	$ 45.868
Total return[2]	13.51%	12.54%	17.24%	(12.06%)	17.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$96,959	$90,756	$87,204	$78,905	$98,213
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.73%	0.72%
Ratio of net investment income to average net assets	1.42%	1.44%	1.56%	1.24%	0.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.41%	1.43%	1.55%	1.23%	0.87%
Portfolio turnover	36%	27%	20%	29%	27%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

17

	LVIP Global Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 44.212	$ 41.586	$ 37.705	$ 45.861	$ 39.540
Income (loss) from investment operations:
Net investment income[1]	0.524	0.535	0.526	0.399	0.275
Net realized and unrealized gain (loss)	5.108	4.567	5.761	(6.159)	6.457
Total from investment operations	5.632	5.102	6.287	(5.760)	6.732
Less dividends and distributions from:
Net investment income	(0.471)	(0.593)	(0.553)	(0.522)	(0.411)
Net realized gain	(4.828)	(1.883)	(1.853)	(1.874)	—
Total dividends and distributions	(5.299)	(2.476)	(2.406)	(2.396)	(0.411)
Net asset value, end of period	$ 44.545	$ 44.212	$ 41.586	$ 37.705	$ 45.861
Total return[2]	13.22%	12.26%	16.95%	(12.28%)	17.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$833,981	$849,960	$883,961	$859,170	$1,071,692
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.97%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.98%	0.97%
Ratio of net investment income to average net assets	1.17%	1.19%	1.31%	0.99%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.16%	1.18%	1.30%	0.98%	0.62%
Portfolio turnover	36%	27%	20%	29%	27%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

18

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
19

Lincoln Variable Insurance Products Trust
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund (the “Fund”) is to seek to maximize long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.13%
Total Annual Fund Operating Expenses	0.47%	0.72%
Less Fee Waiver[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.46%	0.71%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.065% of the first $50 million of the Fund's average daily net assets; 0.025% on next $50 million of the Fund’s average daily net assets and 0.005% on next $400 million of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$47	$150	$262	$590
Service Class	$73	$229	$400	$894
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund1

Principal Investment Strategies
Franklin Advisers, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to achieve a higher risk-adjusted performance than the MSCI Emerging Markets® Index (the “Index”) over the long term through a portfolio optimization process employed by the Fund’s Sub-Adviser. The Fund, under normal market conditions, invests at least 80% of its net assets in equity securities of issuers located in “emerging market countries.” Emerging market countries include those currently considered to be emerging or developing by the United Nations or the countries' authorities or by S&P Dow Jones, Morgan Stanley Capital International or Russell index providers. The Fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets will be counted toward the Fund’s 80% investment policy. These countries typically are located in the Asia-Pacific region (including Hong Kong), Eastern Europe, the Middle East, Central and South America, and Africa. The Fund may invest in equity securities of any capitalization and primarily invests in common stock. The Fund’s investable universe includes equity securities of companies in the MSCI Emerging Markets Index.
Under normal market conditions, the Fund holds 200 to 600 of the common stocks in the Index. The Sub-Adviser selects such stocks on a monthly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The Sub-Adviser may invest in both growth and value stocks.
The Sub-Adviser’s selection process is designed to select stocks for the Fund that have favorable exposure to certain factors, including but not limited to – quality, value, sentiment, and alternative factors. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management, signaling, and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “sentiment” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest.
The Sub-Adviser uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team. The portfolio is rebalanced on a quarterly basis, but may be rebalanced on a monthly basis during periods of high volatility.
The Fund may invest in stock index futures and total return swaps to gain exposure to issuers or to equitize cash so that the Fund may remain invested in the equity market while facilitating shareholder redemptions.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
2LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund3

Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	24.44%
Lowest Quarterly Return	Q1 2020	(28.78%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund – Standard Class	34.31%	9.07%	7.89%
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund – Service Class	33.98%	8.80%	7.62%
Morningstar Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	29.76%	4.76%	8.66%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Franklin Advisers, Inc. (“FAV”)
Portfolio Managers

FAV Portfolio Managers	Company Title	Experience with Fund
Sundaram Chettiappan, CFA*	Senior Vice President and Portfolio Manager	Since April 2023
Christopher W. Floyd, CFA	Senior Vice President and Portfolio Manager	Since September 2025
Brett Risser	Head of Quantitative Equity Portfolio Management, Senior Vice President and Portfolio Manager	Since September 2025
Adrian H. Chan, CFA	Head of Systematic Equity, Senior Vice President, Portfolio Manager	Since June 2026
*
Effective June 1, 2026, Mr. Chettiappan will no longer be a portfolio manager of the Fund.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
4LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
Franklin Advisers, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to achieve a higher risk-adjusted performance than the MSCI Emerging Markets® Index (the “Index”) over the long term through a portfolio optimization process employed by the Fund’s Sub-Adviser. The Fund, under normal market conditions, invests at least 80% of its net assets in equity securities of issuers located in “emerging market countries.” Emerging market countries include those currently considered to be emerging or developing by the United Nations or the countries' authorities or by S&P Dow Jones, Morgan Stanley Capital International or Russell index providers. The Fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets will be counted toward the Fund’s 80% investment policy. These countries typically are located in the Asia-Pacific region (including Hong Kong), Eastern Europe, the Middle East, Central and South America, and Africa. The Fund may invest in equity securities of any capitalization and primarily invests in common stock. The Fund’s investable universe includes equity securities of companies in the MSCI Emerging Markets Index.
Under normal market conditions, the Fund holds 200 to 600 of the common stocks in the Index. The Sub-Adviser selects such stocks on a monthly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The Sub-Adviser may invest in both growth and value stocks.
The Sub-Adviser’s selection process is designed to select stocks for the Fund that have favorable exposure to certain factors, including but not limited to – quality, value, sentiment, and alternative factors. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management, signaling, and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “sentiment” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest.
The Sub-Adviser uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team. The portfolio is rebalanced on a quarterly basis, but may be rebalanced on a monthly basis during periods of high volatility.
The Fund may invest in stock index futures and total return swaps to gain exposure to issuers or to equitize cash so that the Fund may remain invested in the equity market while facilitating shareholder redemptions. A total return swap is an agreement between two counterparties where one party (the seller of the credit risk) agrees to pay the other party the difference in value of a specified asset, index or derivative of an asset or an index, multiplied by an agreed-upon notional value should that value increase between specified periods of time.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in stocks of emerging market companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
6

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
7

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
8

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.33% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Franklin Advisers, Inc. (“FAV”), One Franklin Parkway, San Mateo, CA 94403-1906. FAV is a wholly owned subsidiary of Franklin Resources, Inc. (“Franklin”). Net assets under the management of the Franklin organization was over $1.68 trillion as of December 31, 2025.

FAV Portfolio Managers	Sundaram Chettiappan, Christopher W. Floyd, Brett Risser and Adrian H. Chan are responsible for the day-to-day management of the Fund’s assets.
9

Sundaram Chettiappan, CFA, is a Senior Vice President and Portfolio Manager for Franklin Templeton
Investment Solutions (FTIS). Prior to joining Franklin Templeton Investments in 2018, Mr. Chettiappan
worked at Balyasny Asset Management where he was a Senior Quantitative Researcher building deep fundamental sector-based long/short models within the Systematic Strategies group. Mr. Chettiappan holds a Bachelor of Engineering Computer Sciences and Engineering degree from College of Engineering
Guindy, Anna University and a Master of Quantitative and Computational Finance from Georgia Institute of
Technology. He also holds the Chartered Financial Analyst (CFA) designation.

Christopher W. Floyd, CFA, is a Senior Vice President and Portfolio Manager for Franklin Templeton
Investment Solutions. He is the Lead Portfolio Manager for the International large-cap and small-cap active factor equity strategies and serves as Co-Portfolio Manager for the Global and US active factor equity strategies. Previously, Mr. Floyd served as a Developed Markets Senior Portfolio Manager at
Batterymarch Financial Management, which merged with QS Investors in 2014. Mr. Floyd holds a Bachelor of Arts in Economics from Dartmouth College and an MBA from Cornell University. He also holds the
Chartered Financial Analyst (CFA) designation.

Brett Risser, is Head of Quantitative Equity Portfolio Management, a Vice President and Portfolio Manager
for Franklin Templeton Investment Solutions (“FTIS”). Mr. Risser joined FTIS in 2024. Prior to joining FTIS,
Mr. Risser spent nearly two decades at Putnam Investments (“Putnam”), where he served as a portfolio manager in the Global Asset Allocation (GAA) group. Prior to joining Putnam, Mr. Risser worked at State
Street Research & Management Company, where he served as an equity research associate and a quantitative research associate. Mr. Risser holds a Bachelor of Science degree in computer information systems from Suffolk University.

Adrian H. Chan, CFA, is Head of Systematic Equity, a Senior Vice President and Portfolio Manager for
Franklin Templeton Investment Solutions (“FTIS”). Mr. Chan is responsible for leading the team’s research efforts in systematic equity strategies and portfolio construction as well as quantitative equity portfolio management and custom equity solutions research. Most recently, Mr. Chan was the head of quantitative investments for FTIS, where Mr. Chan was also responsible for quantitative asset allocation and was a portfolio manager for the team’s target-date, traditional asset allocation, and multi-asset income strategies. Previously, Mr. Chan served as a portfolio manager within the Global Asset Allocation group at
Putnam Investments. Mr. Chan joined Putnam Investments in 2003, where he held various roles including analyst, investment associate, and intern. When Putnam Investments merged with Franklin Templeton, its
Global Asset Allocation group combined with FTIS. Mr. Chan holds a bachelor of arts degree in applied mathematics from Harvard University and an MBA from The Wharton School at the University of
Pennsylvania.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
10

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
11

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
12

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$ 7.721	$ 7.331	$ 6.889	$ 8.755	$ 8.528
Income (loss) from investment opera- tions:
Net investment income[2]	0.210	0.193	0.167	0.420	0.437
Net realized and unrealized gain (loss)	2.431	0.467	0.516	(1.488)	0.309
Total from investment operations	2.641	0.660	0.683	(1.068)	0.746
Less dividends and distributions from:
Net investment income	(0.292)	(0.256)	(0.241)	(0.798)	(0.519)
Return of capital	—	(0.014)	—	—	—
Total dividends and distributions	(0.292)	(0.270)	(0.241)	(0.798)	(0.519)
Net asset value, end of period	$ 10.070	$ 7.721	$ 7.331	$ 6.889	$ 8.755
Total return[3]	34.31%	8.90%	10.04%	(11.83%)	8.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$420,031	$387,244	$362,665	$315,155	$408,291
Ratio of expenses to average net assets	0.46%	0.46%	0.50%	0.46%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.47%	0.51%	0.47%	0.48%
Ratio of net investment income to average net assets	2.38%	2.46%	2.33%	5.38%	4.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	2.45%	2.32%	5.37%	4.70%
Portfolio turnover	48%	47%	126%	62%	59%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$ 7.725	$ 7.335	$ 6.892	$ 8.758	$ 8.530
Income (loss) from investment opera- tions:
Net investment income[2]	0.188	0.173	0.149	0.401	0.414
Net realized and unrealized gain (loss)	2.431	0.467	0.516	(1.488)	0.309
Total from investment operations	2.619	0.640	0.665	(1.087)	0.723
Less dividends and distributions from:
Net investment income	(0.268)	(0.236)	(0.222)	(0.779)	(0.495)
Return of capital	—	(0.014)	—	—	—
Total dividends and distributions	(0.268)	(0.250)	(0.222)	(0.779)	(0.495)
Net asset value, end of period	$ 10.076	$ 7.725	$ 7.335	$ 6.892	$ 8.758
Total return[3]	33.98%	8.64%	9.76%	(12.05%)	8.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$141,063	$127,695	$134,669	$139,661	$173,501
Ratio of expenses to average net assets	0.71%	0.71%	0.75%	0.71%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.76%	0.72%	0.73%
Ratio of net investment income to average net assets	2.13%	2.21%	2.08%	5.13%	4.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.12%	2.20%	2.07%	5.12%	4.45%
Portfolio turnover	48%	47%	126%	62%	59%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

14

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
15

Lincoln Variable Insurance Products Trust
LVIP Franklin Templeton Multi-Factor International Equity Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Franklin Templeton Multi-Factor International Equity Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Franklin Templeton Multi-Factor International Equity Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Franklin Templeton Multi-Factor International Equity Fund (the “Fund”) is to seek to maximize long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.41%	0.66%
Less Fee Waiver[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.40%	0.65%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the first $50 million of the Fund's average daily net assets and 0.01% on next $450 million of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$41	$131	$229	$517
Service Class	$66	$210	$367	$822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
LVIP Franklin Templeton Multi-Factor International Equity Fund1

Principal Investment Strategies
Franklin Advisers, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to achieve a higher risk-adjusted performance than the MSCI EAFE® Index (the “Index”) over the long term through a portfolio optimization process employed by the Fund’s Sub-Adviser. The Fund, under normal circumstances, invests at least 80% of its net assets in non-US equity issuers. The Fund primarily invests in non-U.S. equity issuers that are constituents of the Index.
Under normal market conditions, the Fund holds 200 to 500 of the common stocks in the Index. The Sub-Adviser selects such stocks on a monthly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The Sub-Adviser may invest in both growth and value stocks.
The Sub-Adviser’s selection process is designed to select stocks for the Fund that have favorable exposure to certain factors, including but not limited to – quality, value, sentiment, and alternative factors. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management, signaling, and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “sentiment” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest.
The Sub-Adviser uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team. The portfolio is rebalanced on a quarterly basis, but may be rebalanced on a monthly basis during periods of high volatility.
The fund may invest in stock index futures and total return swaps to gain exposure to issuers or to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
2LVIP Franklin Templeton Multi-Factor International Equity Fund

•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

LVIP Franklin Templeton Multi-Factor International Equity Fund3

Highest Quarterly Return	Q4 2020	19.91%
Lowest Quarterly Return	Q1 2020	(30.93%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Franklin Templeton Multi-Factor International Equity Fund – Standard Class	35.59%	11.98%	8.40%
LVIP Franklin Templeton Multi-Factor International Equity Fund – Service Class	35.26%	11.70%	8.13%
Morningstar Developed Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	32.39%	9.02%	8.47%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Franklin Advisers, Inc. (“FAV”)
Portfolio Managers

FAV Portfolio Managers	Company Title	Experience with Fund
Sundaram Chettiappan, CFA*	Senior Vice President and Portfolio Manager	Since April 2023
Christopher W. Floyd, CFA	Senior Vice President and Portfolio Manager	Since September 2025
Brett Risser	Head of Quantitative Equity Portfolio Management, Senior Vice President and Portfolio Manager	Since September 2025
Adrian H. Chan, CFA	Head of Systematic Equity, Senior Vice President, Portfolio Manager	Since June 2026
*
Effective June 1, 2026, Mr. Chettiappan will no longer be a portfolio manager of the Fund.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Franklin Templeton Multi-Factor International Equity Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
Franklin Advisers, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to achieve a higher risk-adjusted performance than the MSCI EAFE® Index (the “Index”) over the long term through a portfolio optimization process employed by the Fund’s Sub-Adviser. The Fund, under normal circumstances, invests at least 80% of its net assets in non-US equity issuers. The Fund primarily invests in non-U.S. equity issuers that are constituents of the Index.
Under normal market conditions, the Fund holds 200 to 500 of the common stocks in the Index. The Sub-Adviser selects such stocks on a monthly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The Sub-Adviser may invest in both growth and value stocks.
The Sub-Adviser’s selection process is designed to select stocks for the Fund that have favorable exposure to certain factors, including but not limited to – quality, value, sentiment, and alternative factors. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management, signaling, and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “sentiment” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest.
The Sub-Adviser uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team. The portfolio is rebalanced on a quarterly basis, but may be rebalanced on a monthly basis during periods of high volatility.
The fund may invest in stock index futures and total return swaps to gain exposure to issuers or to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. A total return swap is an agreement between two counterparties where one party (the seller of the credit risk) agrees to pay the other party the difference in value of a specified asset, index or derivative of an asset or an index, multiplied by an agreed-upon notional value should that value increase between specified periods of time.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in non-US equity issuers is a non-fundamental policy changeable upon 60 days’ prior notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
6

Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
7

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.32% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Franklin Advisers, Inc. (“FAV”), One Franklin Parkway, San Mateo, CA 94403-1906. FAV is a wholly owned subsidiary of Franklin Resources, Inc. (“Franklin”). Net assets under the management of the Franklin organization was over $1.68 trillion as of December 31, 2025.

FAV Portfolio Managers	Sundaram Chettiappan, Christopher W. Floyd, Brett Risser and Adrian H. Chan are responsible for the day-to-day management of the Fund’s assets.

Sundaram Chettiappan, CFA, is a Senior Vice President and Portfolio Manager for Franklin Templeton
Investment Solutions (FTIS). Prior to joining Franklin Templeton Investments in 2018, Mr. Chettiappan
worked at Balyasny Asset Management where he was a Senior Quantitative Researcher building deep fundamental sector-based long/short models within the Systematic Strategies group. Mr. Chettiappan holds a Bachelor of Engineering Computer Sciences and Engineering degree from College of Engineering
Guindy, Anna University and a Master of Quantitative and Computational Finance from Georgia Institute of
Technology. He also holds the Chartered Financial Analyst (CFA) designation.

Christopher W. Floyd, CFA, is a Senior Vice President and Portfolio Manager for Franklin Templeton
Investment Solutions. He is the Lead Portfolio Manager for the International large-cap and small-cap active factor equity strategies and serves as Co-Portfolio Manager for the Global and US active factor equity strategies. Previously, Mr. Floyd served as a Developed Markets Senior Portfolio Manager at
Batterymarch Financial Management, which merged with QS Investors in 2014. Mr. Floyd holds a Bachelor of Arts in Economics from Dartmouth College and an MBA from Cornell University. He also holds the
Chartered Financial Analyst (CFA) designation.

Brett Risser, is Head of Quantitative Equity Portfolio Management, a Vice President and Portfolio Manager
for Franklin Templeton Investment Solutions (“FTIS”). Mr. Risser joined FTIS in 2024. Prior to joining FTIS,
Mr. Risser spent nearly two decades at Putnam Investments (“Putnam”), where he served as a portfolio manager in the Global Asset Allocation (GAA) group. Prior to joining Putnam, Mr. Risser worked at State
Street Research & Management Company, where he served as an equity research associate and a quantitative research associate. Mr. Risser holds a Bachelor of Science degree in computer information systems from Suffolk University.

8

Adrian H. Chan, CFA, is Head of Systematic Equity, a Senior Vice President and Portfolio Manager for
Franklin Templeton Investment Solutions (“FTIS”). Mr. Chan is responsible for leading the team’s research efforts in systematic equity strategies and portfolio construction as well as quantitative equity portfolio management and custom equity solutions research. Most recently, Mr. Chan was the head of quantitative investments for FTIS, where Mr. Chan was also responsible for quantitative asset allocation and was a portfolio manager for the team’s target-date, traditional asset allocation, and multi-asset income strategies. Previously, Mr. Chan served as a portfolio manager within the Global Asset Allocation group at
Putnam Investments. Mr. Chan joined Putnam Investments in 2003, where he held various roles including analyst, investment associate, and intern. When Putnam Investments merged with Franklin Templeton, its
Global Asset Allocation group combined with FTIS. Mr. Chan holds a bachelor of arts degree in applied mathematics from Harvard University and an MBA from The Wharton School at the University of
Pennsylvania.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
9

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
10

LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Franklin Templeton Multi-Factor International Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$ 8.038	$ 8.047	$ 7.056	$ 8.247	$ 7.630
Income (loss) from investment operations:
Net investment income[2]	0.233	0.221	0.230	0.333	0.363
Net realized and unrealized gain (loss)	2.616	0.096	1.094	(0.941)	0.634
Total from investment operations	2.849	0.317	1.324	(0.608)	0.997
Less dividends and distributions from:
Net investment income	(0.350)	(0.324)	(0.333)	(0.583)	(0.380)
Net realized gain	(0.059)	—	—	—	—
Return of capital	—	(0.002)	—	—	—
Total dividends and distributions	(0.409)	(0.326)	(0.333)	(0.583)	(0.380)
Net asset value, end of period	$ 10.478	$ 8.038	$ 8.047	$ 7.056	$ 8.247
Total return[3]	35.59%	3.76%	18.92%	(7.02%)	13.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$855,901	$752,932	$690,197	$629,275	$786,917
Ratio of expenses to average net assets	0.40%	0.40%	0.41%	0.40%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.41%	0.41%	0.42%	0.41%	0.40%
Ratio of net investment income to average net assets	2.45%	2.60%	3.03%	4.41%	4.24%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	2.44%	2.59%	3.02%	4.40%	4.23%
Portfolio turnover	53%	59%	127%	55%	57%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP Franklin Templeton Multi-Factor International Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$ 8.042	$ 8.050	$ 7.059	$ 8.250	$ 7.632
Income (loss) from investment operations:
Net investment income[2]	0.209	0.200	0.211	0.313	0.342
Net realized and unrealized gain (loss)	2.616	0.096	1.093	(0.940)	0.634
Total from investment operations	2.825	0.296	1.304	(0.627)	0.976
Less dividends and distributions from:
Net investment income	(0.326)	(0.302)	(0.313)	(0.564)	(0.358)
Net realized gain	(0.059)	—	—	—	—
Return of capital	—	(0.002)	—	—	—
Total dividends and distributions	(0.385)	(0.304)	(0.313)	(0.564)	(0.358)
Net asset value, end of period	$ 10.482	$ 8.042	$ 8.050	$ 7.059	$ 8.250
Total return[3]	35.26%	3.51%	18.62%	(7.24%)	12.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$135,793	$115,310	$123,159	$123,499	$143,998
Ratio of expenses to average net assets	0.65%	0.65%	0.66%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.67%	0.66%	0.65%
Ratio of net investment income to average net assets	2.20%	2.35%	2.78%	4.16%	3.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.19%	2.34%	2.77%	4.15%	3.98%
Portfolio turnover	53%	59%	127%	55%	57%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund (the “Fund”) is to seek to maximize long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.31%	0.31%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.37%	0.62%
Less Fee Waiver[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.36%	0.61%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the first $50 million of the Fund's average daily net assets and 0.015% on next $450 million of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$37	$118	$207	$467
Service Class	$62	$198	$345	$773
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund1

Principal Investment Strategies
Franklin Advisers, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to achieve a higher risk-adjusted performance than the S&P 500® Index over the long term through a portfolio optimization process employed by the Fund’s Sub-Adviser. The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. large capitalization companies. The Fund primarily invests in U.S. large capitalization companies that are constituents of the Russell 1000® Index. As of March 31, 2026, the market capitalization of large capitalization companies in the Russell 1000® Index ranged from $4 billion to $4.2 trillion. The Fund may also invest in small and mid-capitalization companies.
Under normal market conditions, the Fund holds 200 to 500 of the common stocks in the Russell 1000® Index. The Sub-Adviser selects such stocks on a monthly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The Sub-Adviser may invest in both growth and value stocks.
The Sub-Adviser’s selection process is designed to select stocks for the Fund that have favorable exposure to certain factors, including but not limited to – quality, value, sentiment, and alternative factors. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management, signaling, and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “sentiment” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest.
The Sub-Adviser uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team. The portfolio is rebalanced on a quarterly basis, but may be rebalanced on a monthly basis during periods of high volatility.
The fund may invest in stock index futures and total return swaps to gain exposure to issuers or to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed,
2LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	19.30%
Lowest Quarterly Return	Q1 2020	(31.28%)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund3

Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund – Standard Class	18.69%	16.18%	13.54%
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund – Service Class	18.39%	15.89%	13.26%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Franklin Advisers, Inc. (“FAV”)
Portfolio Managers

FAV Portfolio Managers	Company Title	Experience with Fund
Sundaram Chettiappan, CFA*	Senior Vice President and Portfolio Manager	Since April 2023
Jose Maldonado, CFA	Vice President and Portfolio Manager	Since April 2023
Christopher W. Floyd, CFA	Senior Vice President and Portfolio Manager	Since September 2025
Brett Risser	Head of Quantitative Equity Portfolio Management, Senior Vice President and Portfolio Manager	Since September 2025
Adrian H. Chan, CFA	Head of Systematic Equity, Senior Vice President, Portfolio Manager	Since June 2026
*
Effective June 1, 2026, Mr. Chettiappan will no longer be a portfolio manager of the Fund.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
Franklin Advisers, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to achieve a higher risk-adjusted performance than the S&P 500® Index over the long term through a portfolio optimization process employed by the Fund’s Sub-Adviser. The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. large capitalization companies. The Fund primarily invests in U.S. large capitalization companies that are constituents of the Russell 1000® Index. As of March 31, 2026, the market capitalization of large capitalization companies in the Russell 1000® Index ranged from $4 billion to $4.2 trillion. The Fund may also invest in small and mid-capitalization companies.
Under normal market conditions, the Fund holds 200 to 500 of the common stocks in the Russell 1000® Index. The Sub-Adviser selects such stocks on a monthly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The Sub-Adviser may invest in both growth and value stocks.
The Sub-Adviser’s selection process is designed to select stocks for the Fund that have favorable exposure to certain factors, including but not limited to – quality, value, sentiment, and alternative factors. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management, signaling, and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “sentiment” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest.
The Sub-Adviser uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team. The portfolio is rebalanced on a quarterly basis, but may be rebalanced on a monthly basis during periods of high volatility.
The fund may invest in stock index futures and total return swaps to gain exposure to issuers or to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. A total return swap is an agreement between two counterparties where one party (the seller of the credit risk) agrees to pay the other party the difference in value of a specified asset, index or derivative of an asset or an index, multiplied by an agreed-upon notional value should that value increase between specified periods of time.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in stocks of large U.S. companies by market capitalization only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
5

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out
6

a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
7

The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.30% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Franklin Advisers, Inc. (“FAV”), One Franklin Parkway, San Mateo, CA 94403-1906. FAV is a wholly owned subsidiary of Franklin Resources, Inc. (“Franklin”). Net assets under the management of the Franklin organization was over $1.68 trillion as of December 31, 2025.

FAV Portfolio Managers	Sundaram Chettiappan, Jose Maldonado, Christopher W. Floyd, Brett Risser and Adrian H. Chan are responsible for the day-to-day management of the Fund’s assets.

Sundaram Chettiappan, CFA, is a Senior Vice President and Portfolio Manager for Franklin Templeton
Investment Solutions (FTIS). Prior to joining Franklin Templeton Investments in 2018, Mr. Chettiappan
worked at Balyasny Asset Management where he was a Senior Quantitative Researcher building deep fundamental sector-based long/short models within the Systematic Strategies group. Mr. Chettiappan holds a Bachelor of Engineering Computer Sciences and Engineering degree from College of Engineering
Guindy, Anna University and a Master of Quantitative and Computational Finance from Georgia Institute of
Technology. He also holds the Chartered Financial Analyst (CFA) designation.

Jose Maldonado is a Vice President and Portfolio Manager for Franklin Templeton Investment Solutions.
Prior to Franklin Templeton, Mr. Maldonado was a member of the Portfolio Management group at QS
Investors, a quantitative multi-asset and equity manager, where he was a portfolio manager and equity trader. Mr. Maldonado holds a Bachelor of Science with Honors from Providence College, with a Finance major concentration and Economics minor. He also holds the Chartered Financial Analyst (CFA)
designation and is a member of the CFA Institute and the CFA Society of New York.

Christopher W. Floyd, CFA, is a Senior Vice President and Portfolio Manager for Franklin Templeton
Investment Solutions. He is the Lead Portfolio Manager for the International large-cap and small-cap active factor equity strategies and serves as Co-Portfolio Manager for the Global and US active factor equity strategies. Previously, Mr. Floyd served as a Developed Markets Senior Portfolio Manager at
Batterymarch Financial Management, which merged with QS Investors in 2014. Mr. Floyd holds a Bachelor of Arts in Economics from Dartmouth College and an MBA from Cornell University. He also holds the
Chartered Financial Analyst (CFA) designation.

Brett Risser, is Head of Quantitative Equity Portfolio Management, a Vice President and Portfolio Manager
for Franklin Templeton Investment Solutions (“FTIS”). Mr. Risser joined FTIS in 2024. Prior to joining FTIS,
Mr. Risser spent nearly two decades at Putnam Investments (“Putnam”), where he served as a portfolio manager in the Global Asset Allocation (GAA) group. Prior to joining Putnam, Mr. Risser worked at State
Street Research & Management Company, where he served as an equity research associate and a quantitative research associate. Mr. Risser holds a Bachelor of Science degree in computer information systems from Suffolk University.

Adrian H. Chan, CFA, is Head of Systematic Equity, a Senior Vice President and Portfolio Manager for
Franklin Templeton Investment Solutions (“FTIS”). Mr. Chan is responsible for leading the team’s research efforts in systematic equity strategies and portfolio construction as well as quantitative equity portfolio management and custom equity solutions research. Most recently, Mr. Chan was the head of quantitative investments for FTIS, where Mr. Chan was also responsible for quantitative asset allocation and was a portfolio manager for the team’s target-date, traditional asset allocation, and multi-asset income strategies. Previously, Mr. Chan served as a portfolio manager within the Global Asset Allocation group at
Putnam Investments. Mr. Chan joined Putnam Investments in 2003, where he held various roles including analyst, investment associate, and intern. When Putnam Investments merged with Franklin Templeton, its
Global Asset Allocation group combined with FTIS. Mr. Chan holds a bachelor of arts degree in applied mathematics from Harvard University and an MBA from The Wharton School at the University of
Pennsylvania.

8

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
9

Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another
10

mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$ 14.816	$ 12.329	$ 11.945	$ 14.648	$ 12.917
Income (loss) from investment operations:
Net investment income[2]	0.150	0.145	0.198	0.315	0.289
Net realized and unrealized gain (loss)	2.589	3.302	1.760	(1.762)	3.746
Total from investment operations	2.739	3.447	1.958	(1.447)	4.035
Less dividends and distributions from:
Net investment income	(0.155)	(0.151)	(0.192)	(0.387)	(0.357)
Net realized gain	(0.715)	(0.809)	(1.382)	(0.869)	(1.947)
Total dividends and distributions	(0.870)	(0.960)	(1.574)	(1.256)	(2.304)
Net asset value, end of period	$ 16.685	$ 14.816	$ 12.329	$ 11.945	$ 14.648
Total return[3]	18.69%	27.99%	17.39%	(9.97%)	31.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,510,007	$1,409,834	$1,122,286	$967,304	$1,315,104
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.37%	0.37%	0.37%	0.36%
Ratio of net investment income to average net assets	0.96%	1.02%	1.62%	2.36%	1.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.95%	1.01%	1.61%	2.35%	1.87%
Portfolio turnover	57%	63%	132%	59%	55%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$ 14.764	$ 12.289	$ 11.914	$ 14.612	$ 12.890
Income (loss) from investment operations:
Net investment income[2]	0.110	0.109	0.166	0.280	0.250
Net realized and unrealized gain (loss)	2.576	3.288	1.752	(1.757)	3.736
Total from investment operations	2.686	3.397	1.918	(1.477)	3.986
Less dividends and distributions from:
Net investment income	(0.116)	(0.113)	(0.161)	(0.352)	(0.317)
Net realized gain	(0.715)	(0.809)	(1.382)	(0.869)	(1.947)
Total dividends and distributions	(0.831)	(0.922)	(1.543)	(1.221)	(2.264)
Net asset value, end of period	$ 16.619	$ 14.764	$ 12.289	$ 11.914	$ 14.612
Total return[3]	18.39%	27.68%	17.09%	(10.20%)	31.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$360,389	$333,136	$313,406	$309,442	$392,417
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.62%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets	0.71%	0.77%	1.37%	2.11%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.70%	0.76%	1.36%	2.10%	1.62%
Portfolio turnover	57%	63%	132%	59%	55%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (the “Fund”) is to seek to maximize long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.31%	0.31%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.37%	0.62%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$38	$119	$208	$468
Service Class	$63	$199	$346	$774
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies
Franklin Advisers, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund1

The Fund seeks to achieve a higher risk-adjusted performance than the Russell 2000® Index (the “Index”) over the long term through a portfolio optimization process employed by the Fund’s Sub-Adviser. The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. small and mid-capitalization companies. The Fund may also have investments in large capitalization companies. The Fund primarily invests in a universe of the 2000 largest stocks of the Russell 2500 Index. As of March 31, 2026, the market capitalization of small and mid-capitalization companies in the Russell 2500 Index ranges from $85 million to $120 billion.
Under normal market conditions, the Fund holds 200 to 1000 of the common stocks in the Index. The Sub-Adviser selects such stocks on a monthly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The Sub-Adviser may invest in both growth and value stocks.
The Sub-Adviser’s selection process is designed to select stocks for the Fund that have favorable exposure to certain factors, including but not limited to – quality, value, sentiment, and alternative factors. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management, signaling, and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “sentiment” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest.
The Sub-Adviser uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team. The portfolio is rebalanced on a quarterly basis, but may be rebalanced on a monthly basis during periods of high volatility.
The Fund may invest in stock index futures and total return swaps to gain exposure to issuers or to equitize cash so that the Fund may remain invested in the equity market while facilitating shareholder redemptions.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
2LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	35.92%
Lowest Quarterly Return	Q1 2020	(40.69%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund – Standard Class	13.59%	11.69%	10.21%
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund – Service Class	13.30%	11.41%	9.93%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Franklin Advisers, Inc. (“FAV”)
Portfolio Managers

FAV Portfolio Managers	Company Title	Experience with Fund
Sundaram Chettiappan, CFA*	Senior Vice President and Portfolio Manager	Since April 2023
Christopher W. Floyd, CFA	Senior Vice President and Portfolio Manager	Since April 2023
Brett Risser	Head of Quantitative Equity Portfolio Management, Senior Vice President and Portfolio Manager	Since September 2025
Adrian H. Chan, CFA	Head of Systematic Equity, Senior Vice President, Portfolio Manager	Since June 2026
*
Effective June 1, 2026, Mr. Chettiappan will no longer be a portfolio manager of the Fund.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
Franklin Advisers, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to achieve a higher risk-adjusted performance than the Russell 2000® Index (the “Index”) over the long term through a portfolio optimization process employed by the Fund’s Sub-Adviser. The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. small and mid-capitalization companies. The Fund may also have investments in large capitalization companies. The Fund primarily invests in a universe of the 2000 largest stocks of the Russell 2500 Index. As of March 31, 2026, the market capitalization of small and mid-capitalization companies in the Russell 2500 Index ranges from $85 million to $120 billion.
Under normal market conditions, the Fund holds 200 to 1000 of the common stocks in the Index. The Sub-Adviser selects such stocks on a monthly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The Sub-Adviser may invest in both growth and value stocks.
The Sub-Adviser’s selection process is designed to select stocks for the Fund that have favorable exposure to certain factors, including but not limited to – quality, value, sentiment, and alternative factors. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management, signaling, and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “sentiment” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest.
The Sub-Adviser uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team. The portfolio is rebalanced on a quarterly basis, but may be rebalanced on a monthly basis during periods of high volatility.
The Fund may invest in stock index futures and total return swaps to gain exposure to issuers or to equitize cash so that the Fund may remain invested in the equity market while facilitating shareholder redemptions. A total return swap is an agreement between two counterparties where one party (the seller of the credit risk) agrees to pay the other party the difference in value of a specified asset, index or derivative of an asset or an index, multiplied by an agreed-upon notional value should that value increase between specified periods of time.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in stocks of small and mid cap companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
5

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out
6

a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
7

The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.31% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Franklin Advisers, Inc. (“FAV”), One Franklin Parkway, San Mateo, CA 94403-1906. FAV is a wholly owned subsidiary of Franklin Resources, Inc. (“Franklin”). Net assets under the management of the Franklin organization was over $1.68 trillion as of December 31, 2025.

FAV Portfolio Managers	Sundaram Chettiappan, Christopher W. Floyd, Brett Risser and Adrian H. Chan are responsible for the day-to-day management of the Fund’s assets.

Sundaram Chettiappan, CFA, is a Senior Vice President and Portfolio Manager for Franklin Templeton
Investment Solutions (FTIS). Prior to joining Franklin Templeton Investments in 2018, Mr. Chettiappan
worked at Balyasny Asset Management where he was a Senior Quantitative Researcher building deep fundamental sector-based long/short models within the Systematic Strategies group. Mr. Chettiappan holds a Bachelor of Engineering Computer Sciences and Engineering degree from College of Engineering
Guindy, Anna University and a Master of Quantitative and Computational Finance from Georgia Institute of
Technology. He also holds the Chartered Financial Analyst (CFA) designation.

Christopher W. Floyd, CFA, is a Senior Vice President and Portfolio Manager for Franklin Templeton
Investment Solutions. He is the Lead Portfolio Manager for the International large-cap and small-cap active factor equity strategies and serves as Co-Portfolio Manager for the Global and US active factor equity strategies. Previously, Mr. Floyd served as a Developed Markets Senior Portfolio Manager at
Batterymarch Financial Management, which merged with QS Investors in 2014. Mr. Floyd holds a Bachelor of Arts in Economics from Dartmouth College and an MBA from Cornell University. He also holds the
Chartered Financial Analyst (CFA) designation.

Brett Risser, is Head of Quantitative Equity Portfolio Management, a Vice President and Portfolio Manager
for Franklin Templeton Investment Solutions (“FTIS”). Mr. Risser joined FTIS in 2024. Prior to joining FTIS,
Mr. Risser spent nearly two decades at Putnam Investments (“Putnam”), where he served as a portfolio manager in the Global Asset Allocation (GAA) group. Prior to joining Putnam, Mr. Risser worked at State
Street Research & Management Company, where he served as an equity research associate and a quantitative research associate. Mr. Risser holds a Bachelor of Science degree in computer information systems from Suffolk University.

Adrian H. Chan, CFA, is Head of Systematic Equity, a Senior Vice President and Portfolio Manager for
Franklin Templeton Investment Solutions (“FTIS”). Mr. Chan is responsible for leading the team’s research efforts in systematic equity strategies and portfolio construction as well as quantitative equity portfolio management and custom equity solutions research. Most recently, Mr. Chan was the head of quantitative investments for FTIS, where Mr. Chan was also responsible for quantitative asset allocation and was a portfolio manager for the team’s target-date, traditional asset allocation, and multi-asset income strategies. Previously, Mr. Chan served as a portfolio manager within the Global Asset Allocation group at
Putnam Investments. Mr. Chan joined Putnam Investments in 2003, where he held various roles including analyst, investment associate, and intern. When Putnam Investments merged with Franklin Templeton, its
Global Asset Allocation group combined with FTIS. Mr. Chan holds a bachelor of arts degree in applied mathematics from Harvard University and an MBA from The Wharton School at the University of
Pennsylvania.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
8

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
9

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
10

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.889	$ 11.508	$ 10.696	$ 13.179	$ 13.190
Income (loss) from investment operations:
Net investment income[2]	0.135	0.123	0.169	0.307	0.254
Net realized and unrealized gain (loss)	1.619	1.404	1.411	(1.919)	4.003
Total from investment operations	1.754	1.527	1.580	(1.612)	4.257
Less dividends and distributions from:
Net investment income	(0.151)	(0.120)	(0.174)	(0.429)	(0.316)
Net realized gain	—	—	(0.588)	(0.442)	(3.864)
Return of capital	—	(0.026)	(0.006)	—	(0.088)
Total dividends and distributions	(0.151)	(0.146)	(0.768)	(0.871)	(4.268)
Net asset value, end of period	$ 14.492	$ 12.889	$ 11.508	$ 10.696	$ 13.179
Total return[3]	13.59%	13.19%	15.54%	(12.45%)	33.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$732,472	$608,114	$385,531	$250,501	$299,487
Ratio of expenses to average net assets	0.37%	0.38%	0.39%	0.39%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.38%	0.40%	0.40%	0.39%
Ratio of net investment income to average net assets	1.03%	0.98%	1.56%	2.57%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.03%	0.98%	1.55%	2.56%	1.53%
Portfolio turnover	52%	50%	121%	71%	76%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.853	$ 11.478	$ 10.672	$ 13.149	$ 13.168
Income (loss) from investment operations:
Net investment income[2]	0.101	0.091	0.142	0.276	0.212
Net realized and unrealized gain (loss)	1.610	1.397	1.405	(1.914)	3.996
Total from investment operations	1.711	1.488	1.547	(1.638)	4.208
Less dividends and distributions from:
Net investment income	(0.117)	(0.088)	(0.147)	(0.397)	(0.276)
Net realized gain	—	—	(0.588)	(0.442)	(3.864)
Return of capital	—	(0.025)	(0.006)	—	(0.087)
Total dividends and distributions	(0.117)	(0.113)	(0.741)	(0.839)	(4.227)
Net asset value, end of period	$ 14.447	$ 12.853	$ 11.478	$ 10.672	$ 13.149
Total return[3]	13.30%	12.91%	15.25%	(12.67%)	33.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$205,314	$186,132	$187,116	$173,979	$224,286
Ratio of expenses to average net assets	0.62%	0.63%	0.64%	0.64%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.63%	0.65%	0.65%	0.64%
Ratio of net investment income to average net assets	0.78%	0.73%	1.31%	2.32%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.78%	0.73%	1.30%	2.31%	1.28%
Portfolio turnover	52%	50%	121%	71%	76%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Global Aggressive Growth Allocation Managed Risk Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.09%	0.09%
Acquired Fund Fees and Expenses (AFFE)	0.51%	0.51%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.85%	1.10%
Less Fee Waiver and Expense Reimbursement[2]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.84%	1.09%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.005% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.325% of the Fund’s average daily net assets for the Standard Class (and 0.575% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$86	$270	$470	$1,048
Service Class	$111	$349	$605	$1,339
LVIP Global Aggressive Growth Allocation Managed Risk Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and certain types of closed-end funds such as interval funds (collectively, the “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Funds Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 80% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 20% of the assets in Underlying Funds invest primarily in fixed income securities (bonds).
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund's largest allocation is to Underlying Funds that invest primarily in domestic and foreign equity securities, including securities of large-, medium- and small-cap companies and those with growth and value characteristics. The Fund allocates a smaller portion to Underlying Funds that invest primarily in domestic and foreign fixed-income securities, including mortgage-backed securities, inflation-protected securities, and high yield securities (otherwise known as “junk” bonds). Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
The foreign securities held by the Underlying Funds generally will be from issuers in both developed and emerging markets. The Fund, through the Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Under normal market conditions, the Fund maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also allocate a smaller portion of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the Aggressive Growth Blended Composite, an unmanaged index compiled by the Adviser. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
The Global Aggressive Growth Blended Composite is constructed as follows: 37% Russell 1000® Index, 23% MSCI EAFE® NR Index, 20% Bloomberg U.S. Aggregate Bond Index, 10% Russell Midcap® Index, 5% Russell 2000® Index, and 5% MSCI Emerging Markets NR Index. The Fund’s risk management strategy may cause the Fund’s return to trail the unhedged return of the Global Aggressive Growth Blended Composite in strong, increasing markets.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
2LVIP Global Aggressive Growth Allocation Managed Risk Fund

The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures or options contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
LVIP Global Aggressive Growth Allocation Managed Risk Fund3

•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest
4LVIP Global Aggressive Growth Allocation Managed Risk Fund

rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
LVIP Global Aggressive Growth Allocation Managed Risk Fund5

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	10.17%
Lowest Quarterly Return	Q1 2020	(12.83%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	Since Inception	Inception Date
LVIP Global Aggressive Growth Allocation Managed Risk Fund – Standard Class	14.94%	6.29%	7.16%	11/1/2018
LVIP Global Aggressive Growth Allocation Managed Risk Fund – Service Class	14.64%	6.02%	6.90%	11/1/2018
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.93%
Global Aggressive Growth Blended Composite[1] (reflects no deductions for fees, expenses or taxes)	18.40%	8.50%	10.46%
1
The Global Aggressive Growth Blended Composite is constructed as follows: 37% Russell 1000® Index, 23% MSCI EAFE® NR Index, 20% Bloomberg U.S. Aggregate Bond Index, 10% Russell Midcap® Index, 5% Russell 2000® Index, and 5% MSCI Emerging Markets NR Index. The Growth Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the Growth Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since November 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2018
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

6LVIP Global Aggressive Growth Allocation Managed Risk Fund

Milliman Portfolio Managers	Company Title	Experience with Fund
Jeff Greco, FRM	Senior Director – Head of Strategy Research	Since November 2018
Adam Schenck, CFA	Managing Director, Head of Fund Services	Since November 2018
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since April 2021
Ruby Shi	Portfolio Manager	Since August 2019
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Global Aggressive Growth Allocation Managed Risk Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and certain types of closed-end funds such as interval funds (collectively, the “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Funds Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 80% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 20% of the assets in Underlying Funds invest primarily in fixed income securities (bonds).
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund 's largest allocation is to Underlying Funds that invest primarily in domestic and foreign equity securities, including securities of large-, medium-, and small-cap companies and those with growth and value characteristics. The Fund allocates a smaller portion to Underlying Funds that invest primarily in domestic and foreign fixed-income securities, including mortgage-backed securities, inflation-protected securities, and high yield securities (otherwise known as “junk” bonds). Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating.
Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, so that principal and interest adjust to reflect changes in the index.
The foreign securities held by the Underlying Funds generally will be from issuers in both developed and emerging markets. The Fund, through the Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Under normal market conditions, the Fund maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also allocate a smaller portion of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the Aggressive Growth Blended Composite, an unmanaged index compiled by the Adviser. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Equity Securities (stocks): Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
8

Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets and securities that are rated Baa by Moody's Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by an Underlying Fund’s investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. The foreign equity and fixed income securities may include issuers from emerging market countries. Emerging market stocks are issued by companies from an emerging country. An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase.
The Global Aggressive Growth Blended Composite is constructed as follows: 37% Russell 1000® Index, 23% MSCI EAFE® NR Index, 20% Bloomberg U.S. Aggregate Bond Index, 10% Russell Midcap® Index, 5% Russell 2000® Index, and 5% MSCI Emerging Markets NR Index. The Fund’s risk management strategy may cause the Fund’s return to trail the unhedged return of the Global Aggressive Growth Blended Composite in strong, increasing markets.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s the risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s assets will be used for the strategy. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the risk management strategy, Milliman will determine the specific amount of the Fund’s assets to be used on a daily basis. Milliman will be responsible for the day-to-day trading of assets within the risk management strategy as well as the maintenance of the model used in managing the strategy. The Adviser will remain responsible for the oversight of Milliman’s activities, including the approval of any significant changes to the model. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Milliman also adjusts futures positions to realign individual hedges when the Adviser rebalances the portfolio’s asset allocation among Underlying Funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman may purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio. Interest rate futures may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
9

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund’s may change its policy of investing at least 80% of its assets in a portfolio of investments that provides exposure to equity securities is a non-fundamental policy only upon 60 days’ notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
10

•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency
11

convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to
12

changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
13

U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present
14

the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded and/or interest rate futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the risk management strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retraces such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the risk management model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a risk management strategy. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
15

The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
16

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.24% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Jay Shearon, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Jeff Greco, Adam Schenck, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund's risk management overlay.

Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with
Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program.
Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, joined Milliman in 2005 and is Managing Director, Director of Portfolio Management.
Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA)
Charterholder.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

17

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
18

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
19

LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
20

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Global Aggressive Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.556	$ 10.582	$ 9.434	$ 12.214	$ 11.197
Income (loss) from investment operations:
Net investment income[1]	0.211	0.238	0.191	0.197	0.213
Net realized and unrealized gain (loss)	1.517	1.037	1.139	(2.585)	1.431
Total from investment operations	1.728	1.275	1.330	(2.388)	1.644
Less dividends and distributions from:
Net investment income	(0.258)	(0.301)	(0.182)	(0.231)	(0.371)
Net realized gain	—	—	—	(0.152)	(0.256)
Return of capital	—	—	—	(0.009)	—
Total dividends and distributions	(0.258)	(0.301)	(0.182)	(0.392)	(0.627)
Net asset value, end of period	$ 13.026	$ 11.556	$ 10.582	$ 9.434	$ 12.214
Total return[2]	14.94%	12.05%	14.09%	(19.54%)	14.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,090	$2,903	$2,557	$2,429	$3,628
Ratio of expenses to average net assets[3]	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[3]	0.34%	0.34%	0.35%	0.36%	0.35%
Ratio of net investment income to average net assets	1.72%	2.08%	1.92%	1.88%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	1.71%	2.07%	1.90%	1.85%	1.73%
Portfolio turnover	24%	14%	31%	22%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
21

	LVIP Global Aggressive Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.520	$ 10.551	$ 9.410	$ 12.183	$ 11.174
Income (loss) from investment operations:
Net investment income[1]	0.180	0.209	0.165	0.169	0.182
Net realized and unrealized gain (loss)	1.508	1.033	1.134	(2.576)	1.428
Total from investment operations	1.688	1.242	1.299	(2.407)	1.610
Less dividends and distributions from:
Net investment income	(0.226)	(0.273)	(0.158)	(0.205)	(0.345)
Net realized gain	—	—	—	(0.152)	(0.256)
Return of capital	—	—	—	(0.009)	—
Total dividends and distributions	(0.226)	(0.273)	(0.158)	(0.366)	(0.601)
Net asset value, end of period	$ 12.982	$ 11.520	$ 10.551	$ 9.410	$ 12.183
Total return[2]	14.64%	11.77%	13.80%	(19.74%)	14.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$337,019	$311,908	$261,101	$207,793	$243,401
Ratio of expenses to average net assets[3]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[3]	0.59%	0.59%	0.60%	0.61%	0.60%
Ratio of net investment income to average net assets	1.47%	1.83%	1.67%	1.63%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.46%	1.82%	1.65%	1.60%	1.48%
Portfolio turnover	24%	14%	31%	22%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
22

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
23

Lincoln Variable Insurance Products Trust
LVIP Global Conservative Allocation Managed Risk Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Global Conservative Allocation Managed Risk Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is to seek a high level of current income with some consideration given to growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.50%	0.50%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.81%	1.06%
Less Fee Waiver[2]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.80%	1.05%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.01% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$82	$258	$449	$1,001
Service Class	$107	$336	$584	$1,293
LVIP Global Conservative Allocation Managed Risk Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and certain types of closed-end funds such as interval funds (collectively, the “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 40% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 60% of the assets in Underlying Funds invest primarily in fixed income securities (bonds).
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund's largest allocation is to Underlying Funds that invest primarily in domestic and foreign fixed income securities, including mortgage-backed securities and high yield securities (otherwise known as “junk” bonds). Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
The Fund allocates a smaller portion of its assets to Underlying Funds that invest primarily in domestic and foreign equity securities, including securities of large-, medium-, and small-cap companies and those with growth and value characteristics. The foreign securities held by the Underlying Funds generally will be from issuers in both developed and emerging markets. The Fund, through the Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also allocate a smaller portion of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the Conservative Blended Composite. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports, Form N-CSR and quarterly holdings disclosures.
The Conservative Blended Composite, an index compiled by the Adviser, is constructed as follows: 60% Bloomberg U.S. Aggregate Bond Index, 21% Russell 1000® Index, 10% MSCI EAFE® NR Index, 6% Russell Midcap® Index, and 3% Russell 2000® Index. The Fund’s risk management strategy may cause the Fund’s return to trail the unhedged return of the Conservative Blended Composite index in strong, increasing markets.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
2LVIP Global Conservative Allocation Managed Risk Fund

The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures or options contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
LVIP Global Conservative Allocation Managed Risk Fund3

•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks
4LVIP Global Conservative Allocation Managed Risk Fund

resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
LVIP Global Conservative Allocation Managed Risk Fund5

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	8.04%
Lowest Quarterly Return	Q1 2020	(8.64%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Global Conservative Allocation Managed Risk Fund – Standard Class	9.79%	3.39%	4.90%
LVIP Global Conservative Allocation Managed Risk Fund – Service Class	9.51%	3.13%	4.64%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Conservative Blended Composite[1] (reflects no deductions for fees, expenses or taxes)	12.18%	4.29%	6.29%
1
The Conservative Blended Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 60% Bloomberg U.S. Aggregate Bond Index, 21% Russell 1000® Index, 10% MSCI EAFE® NR Index, 6% Russell Midcap® Index, and 3% Russell 2000® Index. The Conservative Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the Conservative Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

Milliman Portfolio Managers	Company Title	Experience with Fund
Jeff Greco, FRM	Senior Director – Head of Strategy Research	Since May 2016
Adam Schenck, CFA	Managing Director, Head of Fund Services	Since May 2016
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since April 2021
Ruby Shi	Portfolio Manager	Since August 2019
6LVIP Global Conservative Allocation Managed Risk Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Global Conservative Allocation Managed Risk Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a high level of current income with some consideration given to growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and certain types of closed-end funds such as interval funds (collectively, “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 40% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 60% of the assets in Underlying Funds invest primarily in fixed income securities (bonds).
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund's largest allocation is made to Underlying Funds that invest primarily in domestic and foreign fixed income securities, including mortgage-backed securities and high yield securities (otherwise known as “junk” bonds). Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating.
Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, so that principal and interest adjust to reflect changes in the index.
The Fund allocates a smaller portion of assets to Underlying Funds that invest primarily in domestic and foreign equity securities, including securities of large-, medium-, and small-cap companies and those with growth and value characteristics. The foreign securities held by the Underlying Funds generally will be from issuers in both developed and emerging markets. The Fund, through the Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also allocate a smaller portion of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the Conservative Blended Composite. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports, Form N-CSR and quarterly holdings disclosures.
Equity Securities (stocks): Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
8

Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets and securities that are rated Baa by Moody's Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by the Underlying Funds’ investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and bank loans and are rated to be of lower credit quality than investment grade bonds.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. The foreign equity and fixed income securities may include issuers from emerging market countries. Emerging market stocks are issued by companies from an emerging country. An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase.
The Fund’s performance can be measured against that of its composite index, the Conservative Blended Composite, an index compiled by the Adviser. This index is constructed as follows: 60% Bloomberg U.S. Aggregate Bond Index, 21% Russell 1000® Index, 10% MSCI EAFE® NR Index, 6% Russell Midcap® Index, and 3% Russell 2000® Index. This index does not reflect a managed risk strategy such as the Fund’s risk management strategy. Accordingly, the Fund’s risk management strategy may cause the Fund’s return to trail the unhedged return of the Conservative Blended Composite index in strong, increasing markets.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s the risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s assets will be used for the strategy. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the risk management strategy, Milliman will determine the specific amount of the Fund’s assets to be used on a daily basis. Milliman will be responsible for the day-to-day trading of assets within the risk management strategy as well as the maintenance of the model used in managing the strategy. The Adviser will remain responsible for the oversight of Milliman’s activities, including the approval of any significant changes to the model. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Milliman also adjusts futures positions to realign individual hedges when the Adviser rebalances the portfolio’s asset allocation among Underlying Funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman may purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio. Interest rate futures may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
9

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
10

•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
11

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction).
12

TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency
13

convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present
14

the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded and/or interest rate futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the risk management strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retraces such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the risk management model may result in
15

underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a risk management strategy. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
16

The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.24% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Jay Shearon, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Jeff Greco, Adam Schenck, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund's risk management overlay.

Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with
Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program.
Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, joined Milliman in 2005 and is Managing Director, Director of Portfolio Management.
Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA)
Charterholder.

17

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
18

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
19

LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
20

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.076	$ 11.691	$ 11.184	$ 14.716	$ 14.510
Income (loss) from investment operations:
Net investment income[1]	0.297	0.361	0.219	0.270	0.251
Net realized and unrealized gain (loss)	0.886	0.539	0.849	(2.543)	0.854
Total from investment operations	1.183	0.900	1.068	(2.273)	1.105
Less dividends and distributions from:
Net investment income	(0.345)	(0.381)	(0.231)	(0.324)	(0.527)
Net realized gain	—	(0.083)	(0.330)	(0.935)	(0.372)
Return of capital	—	(0.051)	—	—	—
Total dividends and distributions	(0.345)	(0.515)	(0.561)	(1.259)	(0.899)
Net asset value, end of period	$ 12.914	$ 12.076	$ 11.691	$ 11.184	$ 14.716
Total return[2]	9.79%	7.71%	9.72%	(15.40%)	7.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,445	$87,170	$86,047	$80,570	$97,521
Ratio of expenses to average net assets[3]	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	2.37%	2.96%	1.91%	2.12%	1.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.36%	2.95%	1.90%	2.11%	1.66%
Portfolio turnover	24%	15%	44%	16%	17%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
21

	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.073	$ 11.687	$ 11.180	$ 14.710	$ 14.504
Income (loss) from investment operations:
Net investment income[1]	0.265	0.330	0.190	0.239	0.213
Net realized and unrealized gain (loss)	0.885	0.538	0.848	(2.542)	0.853
Total from investment operations	1.150	0.868	1.038	(2.303)	1.066
Less dividends and distributions from:
Net investment income	(0.311)	(0.348)	(0.201)	(0.292)	(0.488)
Net realized gain	—	(0.083)	(0.330)	(0.935)	(0.372)
Return of capital	—	(0.051)	—	—	—
Total dividends and distributions	(0.311)	(0.482)	(0.531)	(1.227)	(0.860)
Net asset value, end of period	$ 12.912	$ 12.073	$ 11.687	$ 11.180	$ 14.710
Total return[2]	9.51%	7.43%	9.45%	(15.61%)	7.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$612,956	$668,561	$732,852	$777,402	$1,047,392
Ratio of expenses to average net assets[3]	0.55%	0.55%	0.55%	0.55%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	2.12%	2.71%	1.66%	1.87%	1.42%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.11%	2.70%	1.65%	1.86%	1.41%
Portfolio turnover	24%	15%	44%	16%	17%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
22

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
23

Lincoln Variable Insurance Products Trust
LVIP Global Growth Allocation Managed Risk Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Global Growth Allocation Managed Risk Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)	0.50%	0.50%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.80%	1.05%
Less Fee Waiver[2]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.79%	1.04%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.01% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$81	$254	$443	$989
Service Class	$106	$333	$578	$1,282
LVIP Global Growth Allocation Managed Risk Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and certain types of closed-end funds such as interval funds (collectively, the “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 70% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 30% of the assets in Underlying Funds invest primarily in fixed income securities (bonds).
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund's largest allocation is made to Underlying Funds that invest primarily in domestic and foreign equity securities, including securities of large-, medium- and small-cap companies and those with growth and value characteristics. A smaller allocation is made to Underlying Funds that invest primarily in domestic and foreign fixed-income securities, including mortgage-backed securities and high yield securities (otherwise known as “junk” bonds), and derivatives. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
The foreign securities held by the Underlying Funds generally will be from issuers in both developed and emerging markets. The Fund, through the Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also allocate a smaller portion of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the Growth Blended Composite. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
The Growth Blended Composite, an unmanaged index compiled by the Adviser, is constructed as follows: 32% Russell 1000® Index, 30% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE® NR Index, 9% Russell Midcap® Index, 5% Russell 2000® Index, and 4% MSCI Emerging Markets NR Index. The Fund’s risk management strategy may cause the Fund’s return to trail the unhedged return of the Growth Blended Composite index in strong, increasing markets.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
2LVIP Global Growth Allocation Managed Risk Fund

The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures or options contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
LVIP Global Growth Allocation Managed Risk Fund3

•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest
4LVIP Global Growth Allocation Managed Risk Fund

rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
LVIP Global Growth Allocation Managed Risk Fund5

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	9.75%
Lowest Quarterly Return	Q1 2020	(11.63%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Global Growth Allocation Managed Risk Fund – Standard Class	13.54%	5.57%	6.20%
LVIP Global Growth Allocation Managed Risk Fund – Service Class	13.26%	5.31%	5.94%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Growth Blended Composite[1] (reflects no deductions for fees, expenses or taxes)	16.88%	7.38%	8.99%
1
The Growth Blended Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 32% Russell 1000® Index, 30% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE® NR Index, 9% Russell Midcap® Index, 5% Russell 2000® Index, and 4% MSCI Emerging Markets NR Index. The Growth Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the Growth Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

Milliman Portfolio Managers	Company Title	Experience with Fund
Jeff Greco, FRM	Senior Director – Head of Strategy Research	Since May 2016
Adam Schenck, CFA	Managing Director, Head of Fund Services	Since May 2016
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since April 2021
Ruby Shi	Portfolio Manager	Since August 2019
6LVIP Global Growth Allocation Managed Risk Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Global Growth Allocation Managed Risk Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and certain types of closed-end funds such as interval funds (collectively, the “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 70% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 30% of the assets in Underlying Funds invest primarily in fixed income securities (bonds).
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund's largest allocation is to Underlying Funds that invest primarily in domestic and foreign equity securities, including large-, medium-, and small-cap companies that exhibit growth and value characteristics. A smaller allocation of assets invests in Underlying Funds that invest primarily in domestic and foreign fixed-income securities, including mortgage-backed securities, high yield securities (otherwise known as “junk” bonds) and derivatives. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating.
Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, so that principal and interest adjust to reflect changes in the index.
The foreign securities held by the Underlying Funds generally will be from issuers in both developed and emerging markets. The Fund, through the Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also allocate a smaller portion of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the Growth Blended Composite. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Equity Securities (stocks): Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
8

Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets and securities that are rated Baa by Moody's Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by the Underlying Funds’ investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. The foreign equity and fixed-income securities may include issuers from emerging market countries. Emerging market stocks are issued by companies from an emerging country. An emerging market country is defined as an emerging or developing economy by the International Monetary Fund or defined as such by MSCI.
The Fund’s performance can be measured against that of its composite index, the Growth Blended Composite, an index compiled by the Fund’s adviser. This index is constructed as follows: 32% Russell 1000® Index, 30% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE® NR Index, 9% Russell Midcap® Index, 5% Russell 2000® Index, and 4% MSCI Emerging Markets NR Index. This index does not reflect a managed risk strategy such as the Fund’s risk management strategy. Accordingly, the Fund’s risk management strategy may cause the Fund’s return to trail the un-hedged return of the Growth Blended Composite index in strong, increasing markets.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s the risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s assets will be used for the strategy. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the risk management strategy, Milliman will determine the specific amount of the Fund’s assets to be used on a daily basis. Milliman will be responsible for the day-to-day trading of assets within the risk management strategy as well as the maintenance of the model used in managing the strategy. The Adviser will remain responsible for the oversight of Milliman’s activities, including the approval of any significant changes to the model. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Milliman also adjusts futures positions to realign individual hedges when the Adviser rebalances the portfolio’s asset allocation among Underlying Funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman may purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio. Interest rate futures may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
9

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
10

•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets.
11

Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
12

Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the
13

government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
14

Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded and/or interest rate futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the risk management strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retraces such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the risk management model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a risk management strategy. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
15

Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
16

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.24% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Jay Shearon, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Jeff Greco, Adam Schenck, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund's risk management overlay.

Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with
Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program.
Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, joined Milliman in 2005 and is Managing Director, Director of Portfolio Management.
Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA)
Charterholder.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

17

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
18

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
19

LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
20

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.321	$ 12.437	$ 11.178	$ 15.603	$ 14.964
Income (loss) from investment operations:
Net investment income[1]	0.265	0.300	0.216	0.248	0.250
Net realized and unrealized gain (loss)	1.524	1.085	1.275	(3.169)	1.648
Total from investment operations	1.789	1.385	1.491	(2.921)	1.898
Less dividends and distributions from:
Net investment income	(0.316)	(0.400)	(0.232)	(0.284)	(0.491)
Net realized gain	(0.625)	(0.101)	—	(1.195)	(0.768)
Return of capital	—	—	—	(0.025)	—
Total dividends and distributions	(0.941)	(0.501)	(0.232)	(1.504)	(1.259)
Net asset value, end of period	$ 14.169	$ 13.321	$ 12.437	$ 11.178	$ 15.603
Total return[2]	13.54%	11.15%	13.33%	(18.68%)	12.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$270,659	$249,844	$236,078	$217,367	$274,559
Ratio of expenses to average net assets[3]	0.29%	0.29%	0.29%	0.29%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of net investment income to average net assets	1.91%	2.26%	1.84%	1.89%	1.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90%	2.25%	1.83%	1.88%	1.57%
Portfolio turnover	21%	16%	32%	19%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
21

	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.323	$ 12.438	$ 11.179	$ 15.602	$ 14.964
Income (loss) from investment operations:
Net investment income[1]	0.230	0.266	0.186	0.215	0.210
Net realized and unrealized gain (loss)	1.522	1.084	1.273	(3.168)	1.646
Total from investment operations	1.752	1.350	1.459	(2.953)	1.856
Less dividends and distributions from:
Net investment income	(0.280)	(0.364)	(0.200)	(0.250)	(0.450)
Net realized gain	(0.625)	(0.101)	—	(1.195)	(0.768)
Return of capital	—	—	—	(0.025)	—
Total dividends and distributions	(0.905)	(0.465)	(0.200)	(1.470)	(1.218)
Net asset value, end of period	$ 14.170	$ 13.323	$ 12.438	$ 11.179	$ 15.602
Total return[2]	13.26%	10.86%	13.05%	(18.88%)	12.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,077,410	$5,251,747	$5,568,832	$5,633,951	$7,753,483
Ratio of expenses to average net assets[3]	0.54%	0.54%	0.54%	0.54%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.55%	0.55%	0.55%	0.55%	0.54%
Ratio of net investment income to average net assets	1.66%	2.01%	1.59%	1.64%	1.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.65%	2.00%	1.58%	1.63%	1.32%
Portfolio turnover	21%	16%	32%	19%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
22

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
23

Lincoln Variable Insurance Products Trust
LVIP Global Moderate Allocation Managed Risk Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Global Moderate Allocation Managed Risk Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.51%	0.51%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.82%	1.07%
Less Fee Waiver[2]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.80%	1.05%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.015% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$82	$260	$453	$1,012
Service Class	$107	$338	$588	$1,304
LVIP Global Moderate Allocation Managed Risk Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and certain types of closed-end funds such as interval funds (collectively, the “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 60% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 40% of the assets in Underlying Funds invest primarily in fixed income securities (bonds).
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund's largest allocation is made to Underlying Funds that invest primarily in domestic and foreign equity securities, including securities of large-, medium-, and small-cap companies and those with growth and value characteristics. A smaller allocation is made to Underlying Funds that invest primarily in domestic and foreign fixed income securities, including mortgage-backed securities and high yield securities (otherwise known as “junk” bonds), and derivatives. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
The foreign securities held by the Underlying Funds generally is from issuers in both developed and emerging markets. The Fund, through the Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also allocate a smaller portion of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the Moderate Blended Composite. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
The Moderate Blended Composite, an index compiled by the Adviser, is constructed as follows: 40% Bloomberg U.S. Aggregate Bond Index, 29% Russell 1000® Index, 15% MSCI EAFE® NR Index, 8% Russell Midcap® Index, 4% Russell 2000® Index, and 4% MSCI Emerging Markets NR Index. The Fund’s risk management strategy may cause the Fund’s return to trail the un-hedged return of the Moderate Blended Composite index in strong, increasing markets.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
2LVIP Global Moderate Allocation Managed Risk Fund

The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures or options contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
LVIP Global Moderate Allocation Managed Risk Fund3

•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest
4LVIP Global Moderate Allocation Managed Risk Fund

rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
LVIP Global Moderate Allocation Managed Risk Fund5

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	8.97%
Lowest Quarterly Return	Q1 2020	(10.20%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Global Moderate Allocation Managed Risk Fund – Standard Class	11.52%	4.70%	5.65%
LVIP Global Moderate Allocation Managed Risk Fund – Service Class	11.24%	4.44%	5.38%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Moderate Blended Composite[1] (reflects no deductions for fees, expenses or taxes)	15.31%	6.33%	8.15%
1
The Moderate Blended Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 40% Bloomberg U.S. Aggregate Bond Index, 29% Russell 1000® Index, 15% MSCI EAFE® NR Index, 8% Russell Midcap® Index, 4% Russell 2000® Index, and 4% MSCI Emerging Markets NR Index. The Moderate Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the Moderate Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

Milliman Portfolio Managers	Company Title	Experience with Fund
Jeff Greco, FRM	Senior Director – Head of Strategy Research	Since May 2016
Adam Schenck, CFA	Managing Director, Head of Fund Services	Since May 2016
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since April 2021
Ruby Shi	Portfolio Manager	Since August 2019
6LVIP Global Moderate Allocation Managed Risk Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Global Moderate Allocation Managed Risk Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and certain types of closed-end funds such as interval funds (collectively, the “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 60% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 40% of the assets in Underlying Funds invest primarily in fixed income securities (bonds).
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund's largest allocation is to Underlying Funds that invest primarily in domestic and foreign equity securities, including securities of large-, medium-, and small-cap companies and those with growth and value characteristics. A smaller allocation is made to Underlying Funds that invest primarily in domestic and foreign fixed income securities, including mortgage-backed securities and high yield securities (otherwise known as “junk” bonds), and derivatives. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating.
Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, so that principal and interest adjust to reflect changes in the index.
The foreign securities held by the Underlying Funds generally will be from issuers in both developed and emerging markets. The Fund, through the Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also allocate a smaller portion of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the Moderate Blended Composite. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Equity Securities (stocks): Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
8

Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets and securities that are rated Baa by Moody's Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by the Underlying Funds’ investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. The foreign equity and fixed income securities may include issuers from emerging market countries. Emerging market stocks are issued by companies from an emerging country. An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase.
The Fund’s performance can be measured against that of its composite index, the Moderate Blended Composite, an index compiled by the Adviser. This index is constructed as follows: 40% Bloomberg U.S. Aggregate Bond Index, 29% Russell 1000® Index, 15% MSCI EAFE® NR Index, 8% Russell Midcap® Index, 4% Russell 2000® Index, and 4% MSCI Emerging Markets NR Index. This index does not reflect a managed risk strategy such as the Fund’s risk management strategy. Accordingly, the Fund’s risk management strategy may cause the Fund’s return to trail the unhedged return of the Moderate Blended Composite index in strong, increasing markets.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s the risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s assets will be used for the strategy. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the risk management strategy, Milliman will determine the specific amount of the Fund’s assets to be used on a daily basis. Milliman will be responsible for the day-to-day trading of assets within the risk management strategy as well as the maintenance of the model used in managing the strategy. The Adviser will remain responsible for the oversight of Milliman’s activities, including the approval of any significant changes to the model. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Milliman also adjusts futures positions to realign individual hedges when the Adviser rebalances the portfolio’s asset allocation among Underlying Funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman may purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio. Interest rate futures may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
9

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
10

•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency
11

convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to
12

changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
13

U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present
14

the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded and/or interest rate futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the risk management strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retraces such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the risk management model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a risk management strategy. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
15

The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
16

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.23% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Jay Shearon, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Jeff Greco, Adam Schenck, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund's risk management overlay.

Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with
Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program.
Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, joined Milliman in 2005 and is Managing Director, Director of Portfolio Management.
Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA)
Charterholder.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

17

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
18

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
19

LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
20

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.528	$ 12.754	$ 11.619	$ 15.824	$ 15.264
Income (loss) from investment operations:
Net investment income[1]	0.283	0.332	0.225	0.272	0.266
Net realized and unrealized gain (loss)	1.269	0.966	1.151	(3.026)	1.377
Total from investment operations	1.552	1.298	1.376	(2.754)	1.643
Less dividends and distributions from:
Net investment income	(0.338)	(0.422)	(0.241)	(0.310)	(0.491)
Net realized gain	(0.362)	(0.102)	—	(1.111)	(0.592)
Return of capital	—	—	—	(0.030)	—
Total dividends and distributions	(0.700)	(0.524)	(0.241)	(1.451)	(1.083)
Net asset value, end of period	$ 14.380	$ 13.528	$ 12.754	$ 11.619	$ 15.824
Total return[2]	11.52%	10.19%	11.84%	(17.38%)	10.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$212,195	$199,821	$190,217	$181,278	$239,240
Ratio of expenses to average net assets[3]	0.29%	0.29%	0.28%	0.28%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.01%	2.45%	1.86%	2.02%	1.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.99%	2.43%	1.84%	2.00%	1.64%
Portfolio turnover	22%	16%	36%	19%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
21

	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.525	$ 12.750	$ 11.616	$ 15.818	$ 15.259
Income (loss) from investment operations:
Net investment income[1]	0.247	0.298	0.195	0.238	0.226
Net realized and unrealized gain (loss)	1.266	0.965	1.148	(3.022)	1.375
Total from investment operations	1.513	1.263	1.343	(2.784)	1.601
Less dividends and distributions from:
Net investment income	(0.300)	(0.386)	(0.209)	(0.277)	(0.450)
Net realized gain	(0.362)	(0.102)	—	(1.111)	(0.592)
Return of capital	—	—	—	(0.030)	—
Total dividends and distributions	(0.662)	(0.488)	(0.209)	(1.418)	(1.042)
Net asset value, end of period	$ 14.376	$ 13.525	$ 12.750	$ 11.616	$ 15.818
Total return[2]	11.24%	9.91%	11.56%	(17.58%)	10.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,100,608	$4,315,316	$4,553,346	$4,639,542	$6,282,579
Ratio of expenses to average net assets[3]	0.54%	0.54%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.76%	2.20%	1.61%	1.77%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.74%	2.18%	1.59%	1.75%	1.39%
Portfolio turnover	22%	16%	36%	19%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
22

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
23

Lincoln Variable Insurance Products Trust
LVIP Government Money Market Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Government Money Market Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Government Money Market Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Government Money Market Fund (the “Fund”) is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.39%	0.64%
Less Fee Waiver[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.38%	0.63%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.00% on the first $500 million of the Fund’s average daily net assets; 0.01% on the next $500 million of the Fund’s average daily net assets; and 0.02% of the Fund’s average daily net assets in excess of $1 billion. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$39	$124	$218	$492
Service Class	$64	$204	$356	$797
Principal Investment Strategies
BlackRock Advisors, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
LVIP Government Money Market Fund1

The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash (“99.5% policy”). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
In addition to the Fund’s 99.5% policy, the Fund, under normal circumstances, invests at least 80% of its assets in government securities, which includes U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such obligations.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund.
Below are specific principal risks of investing in the Fund.
The relative significance of each risk factor below may change over time, and you should review each risk factor carefully.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary.
•
U.S. Government Obligations Risk. Certain U.S. Government agencies and U.S. Government sponsored enterprises are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
•
Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Income Risk. Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and proceeds are reinvested in securities with different interest rates.
•
Stable Net Asset Value Risk. The Fund may not be able to maintain a stable net asset value (“NAV”) of $10.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
•
Variable and Floating Rate Securities Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
•
When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risk. A fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
2LVIP Government Money Market Fund

Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	1.28%
Lowest Quarterly Return	Q1 2022	0.00%
The Fund’s 7-day, net yield for the period ended December 31, 2025 was 5.015%.
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Government Money Market Fund – Standard Class	3.97%	2.98%	1.87%
LVIP Government Money Market Fund – Service Class	3.71%	2.79%	1.70%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: BlackRock Advisors, LLC (“BlackRock”)
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Government Money Market Fund3

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
BlackRock Advisors, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The investment objective of the Fund is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital). This objective is non-fundamental and may be changed without shareholder approval.
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash (“99.5% policy”). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund invests 99.5% or more of its total assets in cash, government securities and/or repurchase agreements secured by such obligations or cash so as to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940.
As a government money market fund, the Fund will (i) be permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) will not be subject to a liquidity fee on Fund redemptions. The Board of Trustees has reserved its ability to change this policy with respect to liquidity fees, but such change would become effective only after shareholders are provided with specific advance notice of the change.
In addition to the Fund’s 99.5% policy, the Fund, under normal circumstances, invests at least 80% of its assets in government securities, which includes U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such obligations.
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Pursuant to SEC rules, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, the Sub-Adviser must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.
The Fund will not acquire any illiquid securities (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its assets in a portfolio of government securities only upon 60 days' notice to shareholders.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund.
Below are specific principal risks of investing in the Fund.
The relative significance of each risk factor below may change over time, and you should review each risk factor carefully.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist
4

activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
U.S. Government Obligations Risk. Certain U.S. Government agencies and U.S. Government sponsored enterprises are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. Securities issued by the entities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. Also, if the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Income Risk. The Fund’s yield will vary as short-term securities in its portfolio mature and proceeds are reinvested in securities with different interest rates.
Stable Net Asset Value Risk. The Fund may not be able to maintain a stable net asset value (“NAV”) of $10.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
5

Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable and floating rate securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, these securities will not generally increase in market value if interest rates decline. Although, when interest rates decline, there will be a reduction in the payments of interest received by the Fund from these securities. Limits on the aggregate amount such a security’s interest rate may increase over its lifetime or during any one adjustment period can prevent the interest rate from ever adjusting to prevailing market rates. Certain of these securities may be subject to greater liquidity risk, which could make them more difficult to sell at any given time.
When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risk. A fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, there could be losses both from the investment opportunity of the assets set aside to pay for the security and from any gains missed in the security’s price.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio manager are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.32% of the Fund's average net assets).
Sub-Adviser
BlackRock Advisors, LLC (“BlackRock”) is located at 100 Bellevue Parkway, Wilmington, DE 19809.
BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $14.04 trillion in assets under management as of December 31, 2025.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
6

The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
7

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
8

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
9

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Government Money Market Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income from investment operations:
Net investment income	0.389	0.482	0.465	0.129	0.001
Total from investment operations	0.389	0.482	0.465	0.129	0.001
Less dividends and distributions from:
Net investment income	(0.389)	(0.482)	(0.465)	(0.129)	(0.001)
Total dividends and distributions	(0.389)	(0.482)	(0.465)	(0.129)	(0.001)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[1]	3.97%	4.94%	4.75%	1.31%	0.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$732,030	$695,076	$612,175	$595,507	$595,455
Ratio of expenses to average net assets	0.38%	0.39%	0.40%	0.33%	0.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.40%	0.40%	0.41%	0.42%
Ratio of net investment income to average net assets	3.89%	4.80%	4.66%	1.35%	0.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	3.88%	4.79%	4.66%	1.27%	(0.34%)

[1]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

10

	LVIP Government Money Market Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income from investment operations:
Net investment income	0.364	0.457	0.440	0.114	0.001
Total from investment operations	0.364	0.457	0.440	0.114	0.001
Less dividends and distributions from:
Net investment income	(0.364)	(0.457)	(0.440)	(0.114)	(0.001)
Total dividends and distributions	(0.364)	(0.457)	(0.440)	(0.114)	(0.001)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[1]	3.71%	4.68%	4.48%	1.14%	0.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,149,829	$1,059,736	$751,676	$671,258	$478,959
Ratio of expenses to average net assets	0.63%	0.64%	0.65%	0.52%	0.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.65%	0.65%	0.66%	0.67%
Ratio of net investment income to average net assets	3.64%	4.55%	4.41%	1.16%	0.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	3.63%	4.54%	4.41%	1.02%	(0.59%)

[1]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
12

Lincoln Variable Insurance Products Trust
LVIP JPMorgan Core Bond Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP JPMorgan Core Bond Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP JPMorgan Core Bond Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP JPMorgan Core Bond Fund (the “Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.06%	0.06%
Total Annual Fund Operating Expenses	0.46%	0.71%
1
Other Expenses have been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$47	$148	$258	$579
Service Class	$73	$227	$395	$883
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
J.P. Morgan Investment Management Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
LVIP JPMorgan Core Bond Fund1

The Fund is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
The Fund, under normal circumstances, will invest at least 80% of its assets in bonds. “Assets” means net assets including any amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. While not a part of the strategy the Fund may incidentally focus its investments in one or more regions or small groups of countries. The Sub-Adviser may invest a significant portion or all of the Fund’s assets in mortgage-related and mortgage-backed securities in the Sub-Adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The Sub-Adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the Sub-Adviser looks for individual fixed income investments that it believes will perform well over market cycles. The Sub-Adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. As part of its security selection process, the Sub-Adviser seeks to assess the impact of environmental, social and governance factors on certain issuers in the universe in which the Fund may invest. The Sub-Adviser’s assessment is based on an analysis of key opportunities and risks across industries to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
The Fund’s investment objective is not fundamental. This means that the Fund’s Board of Trustees (Board) may change the Fund’s objective without obtaining shareholder approval. If the objective was changed, the Fund would notify shareholders at least 60 days before the change became effective.
The Fund’s 80% policy is not fundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early,
2LVIP JPMorgan Core Bond Fund

lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
U.S. Government Agency Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
•
Inverse Floater Risk. The Fund may use inverse floaters and inverse interest-only securities (IOs) which are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. If interest rates move in a manner not anticipated by the Sub-Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Zero Coupon Securities Risk. Zero coupon bonds generally are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. Zero coupon bonds also may be more speculative than interest-bearing bonds, and have tax consequences that could, under certain circumstances, be adverse to a Fund.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund has adopted the historical performance of the JPMorgan Insurance Trust Core Bond Portfolio, a former series of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. The Fund commenced offering Standard Class shares and Service Class shares on May 1, 2023. The returns presented for periods prior to May 1, 2023 reflect the performance of the Predecessor Fund, without adjustment to reflect the fees and expenses of the Fund.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows how the Fund’s Standard Class investment results have varied from year to year for various periods compare with those of a broad measure of market performance. The bar chart shows historical performance of the Predecessor Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP JPMorgan Core Bond Fund3

Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	6.63%
Lowest Quarterly Return	Q1 2022	(5.47%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP JPMorgan Core Bond Fund – Standard Class	7.40%	-0.04%	2.11%
LVIP JPMorgan Core Bond Fund – Service Class	7.15%	-0.29%	1.85%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)
Portfolio Managers

JPMIM Portfolio Managers	Company Title	Experience with Fund
Richard D. Figuly	Managing Director, Lead Portfolio Manager	Since 2016
Justin Rucker	Managing Director, Portfolio Manager	Since 2019
Andrew Melchiorre	Managing Director, Portfolio Manager	Since 2023
Edward Fitzpatrick III	Managing Director, Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
4LVIP JPMorgan Core Bond Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP JPMorgan Core Bond Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the LVIP JPMorgan Core Bond Fund (the “Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. This objective is non-fundamental and may be changed without shareholder approval.
The Fund is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
The Fund, under normal circumstances, will invest at least 80% of its assets in bonds. “Assets” means net assets including any amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund's average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. While not a part of the strategy the Fund may incidentally focus its investments in one or more regions or small groups of countries. The Sub-Adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the Sub-Adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The Sub-Adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the Sub-Adviser looks for individual fixed income investments that it believes will perform well over market cycles. The Sub-Adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. The Sub-Adviser also integrates financially material ESG factors as part of the Fund’s investment process (ESG Integration). ESG Integration is the systematic inclusion of ESG issues in investment analysis and investment decisions. As part of its security selection process, the Sub-Adviser seeks to assess the impact of environmental, social and governance factors on certain issuers in the universe in which the Fund may invest. The Sub-Adviser’s assessment is based on an analysis of key opportunities and risks across industries to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, ESG Integration does not change a Fund’s investment objective, exclude specific types of industries or companies or limit the Fund’s investable universe. The Fund is not designed for investors who wish to screen out particular types of companies or investments or are looking for Funds that meet specific ESG goals.
Credit Quality. The Fund limits its investments to investment grade securities or the unrated equivalent.
A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The Sub-Adviser will consider such an event in determining whether the Fund should continue to hold the security and is not required to sell a security in the event of a downgrade. The Fund uses the methodology described below to determine the credit quality of its investments.
For the Fund, investment grade securities are securities that have been determined to be investment grade (for example, the equivalent of BBB- or higher) based on ratings by the following NRSROs - Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch), DBRS Morningstar and Kroll and the following methodology. Securities that have received ratings from more than one of these NRSROs are considered investment grade if any one of the NRSROs has rated the security investment grade. If none of these NRSROs rate a security, the Sub-Adviser must determine that it is of comparable quality to an investment grade security or a non-investment grade security, respectively, in order for such security to be treated as an investment grade or a non-investment grade security, respectively.
6

As indicated in the summary of Principal Investment Strategies above, the Fund may invest in “sub-prime” mortgage-related securities. “Subprime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In general, these borrowers have impaired or limited credit history.
Average Weighted Maturity. The Fund’s average weighted maturity will ordinarily range between 4 and 12 years. The Fund will have a longer or shorter average weighted maturity under certain market conditions, and the Fund may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities of the individual bonds in the Fund calculated so as to count most heavily those securities with the highest dollar value). Average weighted maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates.
Usually the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund. Because the Fund holds asset-backed, mortgage-backed and similar securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.
Investment Strategies. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this fundamental policy, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities, inverse floaters, and zero-coupon obligations, pay-in-kind, and deferred payment obligations.
The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.
The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in debt securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Active Markets Risk. Although the Underlying ETF’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained. Shares trade on an exchange at market prices that may be below, at or above the Underlying ETF’s NAV. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. shares of the Underlying ETF could decline in value or underperform other investments.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
7

Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
U.S. Government Agency Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Inverse Floater Risk. The Fund may use inverse floaters and inverse interest-only securities (IOs) which are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Sub-Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict,
8

loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Zero Coupon Securities Risk. Zero coupon bonds generally are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. Zero coupon bonds also may be more speculative than interest-bearing bonds, and have tax consequences that could, under certain circumstances be adverse to a Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
9

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.40% of the Fund's average net assets).
Sub-Adviser
J.P. Morgan Investment Management Inc. (“JPMIM”) is a wholly-owned subsidiary of JPMorgan Asset
Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017. As of December 31, 2025, JPMIM
and its affiliates had $4.1 trillion in assets under management.

JPMIM Portfolio Managers	Richard Figuly, Justin Rucker, Andrew Melchiorre and Edward Fitzpatrick III are responsible for the day-to-day management of the Fund's assets.

Richard Figuly, Managing Director, is the lead portfolio manager responsible for day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1993 and a portfolio manager for the Fund since March 2016, Mr. Figuly is a member of JPMIM’s Global Fixed Income, Currency, & Commodities
Group (GFICC) and head of GFICC’s Core Bond team responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. An employee of JPMIM since 2006 and a portfolio manager of the Fund since 2019.

Justin Rucker, Managing Director, is a member of the GFICC group and a portfolio manager responsible for managing Long Duration and Core Bond institutional taxable bond portfolios. An employee of JPMIM since 2008 and a portfolio manager of the Fund since January 2021.

Andrew Melchiorre, CFA, Managing Director and CFA Charterholder, is a member of the GFICC group responsible for managing Core Bond institutional taxable bond portfolios and fund vehicles. An employee of JPMIM since 2012 and a portfolio manager of the Fund since May 2023.

Edward Fitzpatrick III, CFA, Managing Director and CFA Charterholder, is the head of GFICC’s U.S. Rates
Team, responsible for managing government bond portfolios for institutional clients, as well as recommending U.S. rates & derivatives strategies across GFICC portfolios. An employee since of JPMIM since 2013 and a portfolio manager of the Fund since May 2023.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to
10

the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
11

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
12

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2022 was audited by PricewaterhouseCoopers LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request by calling 800-480-4111. The information for the fiscal year ended 2023, was audited by Tait, Weller & Baker LLP, the Fund’s Independent Registered Public Accounting Firm.

	LVIP JPMorgan Core Bond Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 9.610	$ 9.870	$ 9.670	$ 11.34	$ 11.88
Income (loss) from investment operations:
Net investment income[2]	0.445	0.458	0.388	0.24	0.21
Net realized and unrealized gain (loss)	0.265	(0.275)	0.173	(1.66)	(0.37)
Total from investment operations	0.710	0.183	0.561	(1.42)	(0.16)
Less dividends and distributions from:
Net investment income	(0.364)	(0.443)	(0.361)	(0.20)	(0.22)
Net realized gain	—	—	—	(0.05)	(0.16)
Total dividends and distributions	(0.364)	(0.443)	(0.361)	(0.25)	(0.38)
Net asset value, end of period	$ 9.956	$ 9.610	$ 9.870	$ 9.67	$ 11.34
Total return[3]	7.40%	1.72%	5.91%	(12.58%)	(1.35%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,846,702	$1,852,560	$1,729,106	$148,705	$172,023
Ratio of expenses to average net assets	0.47%	0.47%	0.49%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.47%	0.49%	0.55%	0.54%
Ratio of net investment income to average net assets	4.45%	4.62%	4.07%	2.34%	1.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.45%	4.62%	4.07%	2.32%	1.78%
Portfolio turnover	23%	19%	48%[4]	60%	93%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Portfolio turnover rate excludes in-kind transactions.
13

	LVIP JPMorgan Core Bond Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 9.476	$ 9.742	$ 9.530	$ 11.17	$ 11.72
Income (loss) from investment operations:
Net investment income[2]	0.414	0.428	0.365	0.21	0.17
Net realized and unrealized gain (loss)	0.261	(0.273)	0.164	(1.62)	(0.37)
Total from investment operations	0.675	0.155	0.529	(1.41)	(0.20)
Less dividends and distributions from:
Net investment income	(0.343)	(0.421)	(0.317)	(0.18)	(0.19)
Net realized gain	—	—	—	(0.05)	(0.16)
Total dividends and distributions	(0.343)	(0.421)	(0.317)	(0.23)	(0.35)
Net asset value, end of period	$ 9.808	$ 9.476	$ 9.742	$ 9.53	$ 11.17
Total return[3]	7.15%	1.46%	5.66%	(12.74%)	(1.66%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$887,153	$599,947	$434,844	$321,729	$350,986
Ratio of expenses to average net assets	0.72%	0.72%	0.74%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.74%	0.80%	0.79%
Ratio of net investment income to average net assets	4.20%	4.37%	3.82%	2.10%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.20%	4.37%	3.82%	2.08%	1.53%
Portfolio turnover	23%	19%	48%[4]	60%	93%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Portfolio turnover rate excludes in-kind transactions.
14

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
15

Lincoln Variable Insurance Products Trust
LVIP JPMorgan High Yield Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP JPMorgan High Yield Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP JPMorgan High Yield Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP JPMorgan High Yield Fund (the “Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.72%	0.97%
Less Fee Waiver[1]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.68%	0.93%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets in excess of $150 million. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$69	$226	$397	$891
Service Class	$95	$305	$532	$1,186
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
LVIP JPMorgan High Yield Fund1

Principal Investment Strategies
The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations and assignments.
The Fund, under normal circumstances, invests at least 80% of its assets in bonds, other debt securities, loan assignments and participations (“Loans”), commitments to purchase loan assignments (“Unfunded Commitments”) and preferred stocks that are rated below investment grade (otherwise known as “junk” bonds) or are unrated.
The Fund may invest up to 20% of its total assets in other securities, including investment grade debt securities. The Fund's average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may also invest up to 30% of its assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (”Senior Loans“), but may also include secured and unsecured loans, second lien loans or more junior and bridge loans (”Junior Loans“). Loans may be issued by obligors in the U.S. or in foreign or emerging markets. The Fund may also invest up to 15% of its net assets in illiquid holdings and up to 15% of its total assets (including borrowings) in equity securities.
The Fund may invest up to 100% of total assets in below investment grade or unrated securities. Investments in unrated securities shall be limited to 25% of the Fund's assets. Below investment grade securities generally are rated in the fifth or lower rating categories (BB or lower by Standard & Poor's Corp. and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. Such securities may include so-called ”distressed debt“ (i.e. securities of insurers experiencing financial or operating difficulties or operating in troubled industries), and such debt may be in or at risk of imminent default at the time of purchase.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments for risk management, and/or to seek to increase income or gain to the Fund.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The
2LVIP JPMorgan High Yield Fund

value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP JPMorgan High Yield Fund3

Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	8.32%
Lowest Quarterly Return	Q1 2020	(12.32%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP JPMorgan High Yield Fund – Standard Class	8.85%	4.67%	5.82%
LVIP JPMorgan High Yield Fund – Service Class	8.59%	4.41%	5.55%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
ICE BofA U.S. High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)	8.50%	4.50%	6.44%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)
Portfolio Managers

JPMIM Portfolio Managers	Company Title	Experience with Fund
Robert Cook, CFA	Managing Director	Since September 2019
Thomas Hauser, CFA	Managing Director	Since September 2019
Jeffrey Lovell,CFA	Managing Director	Since September 2019
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
4LVIP JPMorgan High Yield Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP JPMorgan High Yield Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective. These objectives are non-fundamental and may be changed without shareholder approval.
The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations and assignments.
The Fund, under normal circumstances, invests at least 80% of its assets in bonds, other debt securities, loan assignments and participations (“Loans”), commitments to purchase loan assignments (“Unfunded Commitments”) and preferred stocks that are rated below investment grade (otherwise known as “junk” bonds) or are unrated.
A bond is a debt security with a maturity of 90 days or more at the time of its issuance, and may include debt securities issued by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund may invest up to 20% of its total assets in other securities, including investment grade debt securities. The Fund's average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may also invest up to 30% of its total assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (”Senior Loans“), but may also include secured and unsecured loans, second lien loans or more junior and bridge loans (”Junior Loans“). Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. The Fund may also invest up to 15% of its net assets in illiquid holdings and up to 15% of its total assets (including borrowings) in equity securities.
The Fund may invest up to 100% of total assets in below investment grade or unrated securities. Investments in unrated securities shall be limited to 25% of the Fund's assets. Below investment grade securities generally are rated in the fifth or lower rating categories (BB or lower by Standard & Poor's Corp. and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. Such securities may include so-called ”distressed debt“ (i.e. securities of insurers experiencing financial or operating difficulties or operating in troubled industries), and such debt may be in or at risk of imminent default at the time of purchase.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments for risk management, and/or to seek to increase income or gain to the Fund. The Fund may either be the buyer or the seller in a swap transaction.
The sub-adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. For each securities issuer, the sub-adviser performs an in-depth analysis of the issuer including business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, the sub-adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund's investments that are considered to be the most risky.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in high yield debt securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic
6

developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid. Although certain loans are secured by collateral, there could be delays or limitations in realizing on such collateral or the collateral holder’s interest may be subordinated to
7

other indebtedness of the obligor. Economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some loans and certain loans may be subject to restrictions upon resale. The inability to dispose of loans in a timely fashion could result in losses.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices
8

can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If
9

a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.60% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
J.P. Morgan Investment Management Inc. (”JPMIM“) is a wholly-owned subsidiary of JPMorgan Asset
Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017. As of December 31, 2025, JPMIM
and its affiliates had $4.1 trillion in assets under management.

JPMIM Portfolio Managers	Robert Cook, CFA, Thomas Hauser, CFA, and Jeffrey Lovell, CFA, are responsible for the day-to-day management of the Fund's assets. The Fund's portfolio management team is led by Mr. Cook.

Robert Cook, CFA, Managing Director, is the Head of Global Leveraged Credit in the Global Fixed Income,
Currency & Commodities (GFICC) group. Rob is the lead portfolio manager and is responsible for overseeing all high yield total return strategies. Rob is also a member of the Global Fixed Income Macro
Strategy Team. Prior to joining the firm in 2004, Rob spent ten years at 40|86 Advisors, most recently as
co-head of the Fixed Income investment process, responsible for managing high yield total return assets and directing credit research. Previously, he worked at PNC Bank’s investment banking division in
Pittsburgh, where he was involved with syndicated loans, M&A, private placements and structured products. Rob holds a B.S. in finance from Indiana University, is a member of the CFA Society of
Indianapolis, and is a CFA charterholder.

Thomas Hauser, CFA, Managing Director, is a senior portfolio manager within the Global Leveraged Credit
team. Prior to joining the firm in 2004, Tom was at 40|86 Advisors, most recently serving as a co-portfolio
manager on three mutual funds and as the co-head of the Collateralized Bond Obligation (CBO) Group.
Previously, Tom worked at Van Kampen Investments co-managing several high yield mutual funds and leading the high yield trading desk. Tom holds a B.S. in finance from Miami (Ohio) University, is a member of the CFA Society of Indianapolis, and is a CFA charterholder.

Jeffrey Lovell, CFA, Managing Director, is a senior portfolio manager within the Global Leveraged Credit team. Before joining the portfolio management team, Jeff covered the cable, media, and services sectors
as a member of the credit research team. Prior to joining the firm in 2004, Jeff was at 40|86 Advisors,
most recently serving as a senior analyst and as the co-head of the Collateralized Bond Obligation (CBO)
Group. Jeff holds a B.S. in finance and political economy from Hillsdale College, is a member of the CFA
Society of Indianapolis and is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
10

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
11

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
12

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
13

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP JPMorgan High Yield Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.809	$ 9.731	$ 9.133	$ 10.804	$ 10.624
Income (loss) from investment operations:
Net investment income[1]	0.619	0.603	0.548	0.497	0.453
Net realized and unrealized gain (loss)	0.241	0.191	0.524	(1.596)	0.227
Total from investment operations	0.860	0.794	1.072	(1.099)	0.680
Less dividends and distributions from:
Net investment income	(0.647)	(0.716)	(0.474)	(0.572)	(0.499)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.647)	(0.716)	(0.474)	(0.572)	(0.500)
Net asset value, end of period	$ 10.022	$ 9.809	$ 9.731	$ 9.133	$ 10.804
Total return[2]	8.85%	8.09%	11.76%	(10.23%)	6.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$362,575	$511,236	$452,632	$439,627	$624,429
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.67%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.72%	0.71%	0.70%
Ratio of net investment income to average net assets	6.10%	6.01%	5.77%	5.00%	4.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.06%	5.97%	5.73%	4.96%	4.07%
Portfolio turnover	24%	25%	16%	11%	33%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

14

	LVIP JPMorgan High Yield Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.803	$ 9.726	$ 9.130	$ 10.798	$ 10.619
Income (loss) from investment operations:
Net investment income[1]	0.593	0.576	0.524	0.471	0.424
Net realized and unrealized gain (loss)	0.241	0.192	0.521	(1.594)	0.227
Total from investment operations	0.834	0.768	1.045	(1.123)	0.651
Less dividends and distributions from:
Net investment income	(0.621)	(0.691)	(0.449)	(0.545)	(0.471)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.621)	(0.691)	(0.449)	(0.545)	(0.472)
Net asset value, end of period	$ 10.016	$ 9.803	$ 9.726	$ 9.130	$ 10.798
Total return[2]	8.59%	7.81%	11.49%	(10.46%)	6.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$217,082	$210,685	$199,462	$192,503	$250,402
Ratio of expenses to average net assets	0.93%	0.93%	0.93%	0.92%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.97%	0.97%	0.96%	0.95%
Ratio of net investment income to average net assets	5.85%	5.76%	5.52%	4.75%	3.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.81%	5.72%	5.48%	4.71%	3.82%
Portfolio turnover	24%	25%	16%	11%	33%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

15

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
16

Lincoln Variable Insurance Products Trust
LVIP JPMorgan Mid Cap Value Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP JPMorgan Mid Cap Value Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP JPMorgan Mid Cap Value Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the JPMorgan Mid Cap Value (the “Fund”) is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.74%	0.99%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$76	$237	$411	$918
Service Class	$101	$315	$547	$1,213
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies
J.P. Morgan Investment Management Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the reconstitution of the Russell Midcap Value Index on March 31, 2026, the market capitalizations of the companies in
LVIP JPMorgan Mid Cap Value Fund1

the index ranged from $5 billion to $120 billion. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs). Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
Investment Process: In managing the Fund, J.P. Morgan Investment Management Inc. (“JPMIM” or the “sub-adviser”) employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The sub-adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams. As part of its investment process, the sub-adviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the Fund invests. The sub-adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
The sub-adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the sub-adviser identifies a stock that it believes offers a better investment opportunity.
The Fund’s 80% policy is not fundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
The investment objective for the Fund is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose
2LVIP JPMorgan Mid Cap Value Fund

underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.
•
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund has adopted the historical performance of the JPMorgan Insurance Trust Mid Cap Value Portfolio, a former series of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. The Fund commenced offering Standard Class shares and Service Class shares on May 1, 2023. The pre-inception historical performance shown below for the Standard Class shares is based on the previous performance of the Predecessor Fund's Class 1 shares, without adjustment to reflect the fees and expenses of the Standard Class Shares of the Fund. No pre-inception historical performance is shown below for Service Class shares because the Predecessor Fund offered no equivalent class of shares.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows how the Fund’s Standard Class investment results have varied from year to year for various periods compare with those of a broad measure of market performance. The Service Class of the Fund commenced operations on May 1, 2023. Once the Service Class of the Fund has had at least one full year of performance, average annual total returns will be included in this prospectus. The bar chart shows historical performance, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	19.54%
Lowest Quarterly Return	Q1 2020	(31.67%)
LVIP JPMorgan Mid Cap Value Fund3

Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years	Since Inception	Inception Date
LVIP JPMorgan Mid Cap Value Fund – Standard Class	4.72%	9.63%	8.77%
LVIP JPMorgan Mid Cap Value Fund – Service Class	4.45%			11.02%	5/1/2023
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Morningstar US Market Index[1] (reflects no deductions for fees, expenses or taxes)	17.35%			21.89%
1
The Service Class of the Fund commenced operations on May 1, 2023.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)
Portfolio Managers

JPMIM Portfolio Managers	Company Title	Experience with Fund
Lawrence Playford, CPA, CFA	Managing Director	Since 2004
Ryan Jones	Executive Director	Since 2024
Jeremy Miller	Executive Director	Since 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP JPMorgan Mid Cap Value Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. This objective is non-fundamental and may be changed without shareholder approval.
Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the reconstitution of the Russell Midcap Value Index on March 31, 2026, the market capitalizations of the companies in the index ranged from $5 billion to $120 billion. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
Investment Process: In managing the Fund, J.P. Morgan Investment Management Inc. (“JPMIM” or the “sub-adviser”) employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The sub-adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams. The sub-adviser also integrates financially material ESG factors as part of the Fund’s investment process (ESG Integration). ESG Integration is the systematic inclusion of ESG issues in investment analysis and investment decisions. As part of its investment process, the sub-adviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the Fund invests. The sub-adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, ESG Integration does not change a Fund’s investment objective, exclude specific types of industries or companies or limit the Fund’s investable universe. The Fund is not designed for investors who wish to screen out particular types of companies or investments or are looking for Funds that meet specific ESG goals
The sub-adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the sub-adviser identifies a stock that it believes offers a better investment opportunity.
The Fund will invest primarily in equity securities as described above. The Fund invests in common stock as a main strategy. Although currently not a main strategy, the Fund’s investments in equity securities may also include:
•
preferred stock
•
convertible securities
•
trust or partnership interests
•
warrants and rights to buy common stock.
The main investment strategies for the Fund may also include the following some of which may be equity securities:
•
REITs, which are pooled vehicles that invest primarily in income-producing real estate or loans related to real estate
•
derivatives, including futures
Although not main investment strategies, the Fund may also utilize the following some of which may be equity securities:
•
other investment companies
•
exchange-traded funds (ETFs)
•
affiliated money market funds
•
derivatives, including options and swaps
The Fund is also permitted to use derivatives such as futures, options, swaps and other instruments in order to hedge various investments, for risk management and/or to opportunistically enhance the Fund’s returns. In connection with its main investment strategies, the Fund may use futures to more effectively gain targeted equity exposure from its cash position. Under certain market conditions, the Fund’s use of derivatives for cash management or other investment management purposes could be significant.
ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs
5

do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying Fund.
Ordinarily, the Fund must limit its investments in a single ETF to 3% of the ETFs total assets, 5% of the Fund’s total assets and in all ETFs and other investment companies to 10% of its total assets. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The Securities and Exchange Commission (SEC) adopted an exemptive rule that allows any fund to disregard these 3%, 5% and 10% limitations, subject to certain conditions. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Fund may utilize these instruments and investment strategies to a greater or lesser degree. If a strategy is a main investment strategy, it is summarized above.
The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% policy above.
Please note that the Fund also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in medium-sized companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
6

Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
7

Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. The relevance and weightings of specific ESG factors can vary across individual portfolio holdings, asset classes, sectors and strategies. No one factor or consideration is determinative. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance. Moreover, ESG information is in many instances qualitative and therefore subjective. There are significant differences in interpretations of what it means for a company to have positive or negative ESG characteristics. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. The approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory changes.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
8

Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.65% of the Fund's average net assets).
Sub-Adviser
J.P. Morgan Investment Management Inc. (“JPMIM”) is a wholly-owned subsidiary of JPMorgan Asset
Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017. As of December 31, 2025, JPMIM
and its affiliates had $4.1 trillion in assets under management.

JPMIM Portfolio Managers	Lawrence E. Playford, Ryan Jones, and Jeremy Miller are responsible for the day-to-day management of the Fund's assets.

Lawrence Playford, CPA, CFA, is a Managing Director and Portfolio Manager of the U.S. Equity Value
team. Mr. Playford joined JPMorgan in 1993. Mr. Playford holds a B.B.A. in Accounting from the University of Notre Dame and an M.B.A. in Finance from Fordham University. He is a Certified Public Accountant and
a Chartered Financial Analyst® (CFA) Charterholder.

Ryan Jones, is an Executive Director and Portfolio Manager of the JPMorgan Mid Cap Value Fund and the
JPMorgan Small Cap Value Fund. He joined the firm in 2016. Prior to joining the firm Mr. Jones spent nearly 4 years in technology equity research at Barclays. Previously, Mr. Jones served over 4 years on the technology equity research team for RBC Capital Markets. Mr. Jones has also held investment banking analyst roles at Credit Suisse and KeyBanc. Mr. Jones holds a B.S. in Finance and a B.A. in Political
Science from Miami University (Ohio).

Jeremy Miller, is an Executive Director and Portfolio Manager of the JPMorgan Mid Cap Value Fund and
the JPMorgan Small Cap Value Fund. He joined the firm in 2016. Prior to joining the firm, he spent nearly
2 years at Vertical Research Partners as an Industrial and Materials specialist. Previously, he served as an institutional equity salesperson at Nomura Securities, Banc of America Securities and Credit Suisse First
Boston. Mr. Miller holds a B.A. in East Asian Studies from Oberlin College.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
9

In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
10

The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2022 was audited by PricewaterhouseCoopers LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request by calling 800-480-4111. The information for the fiscal year ended 2023, was audited by Tait, Weller & Baker LLP, the Fund’s Independent Registered Public Accounting Firm.

	LVIP JPMorgan Mid Cap Value Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 9.746	$ 10.173	$ 10.430	$ 13.34	$ 10.89
Income (loss) from investment operations:
Net investment income[2]	0.100	0.112	0.133	0.13	0.11
Net realized and unrealized gain (loss)	0.340	1.328	0.852	(1.14)	3.11
Total from investment operations	0.440	1.440	0.985	(1.01)	3.22
Less dividends and distributions from:
Net investment income	(0.101)	(0.120)	(0.320)	(0.12)	(0.12)
Net realized gain	(1.073)	(1.747)	(0.922)	(1.78)	(0.65)
Total dividends and distributions	(1.174)	(1.867)	(1.242)	(1.90)	(0.77)
Net asset value, end of period	$ 9.012	$ 9.746	$ 10.173	$ 10.43	$ 13.34
Total return[3]	4.72%	14.29%	10.91%	(8.16%)	29.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$254,736	$271,021	$275,064	$448,170	$529,038
Ratio of expenses to average net assets	0.74%	0.73%	0.74%[4]	0.77%[4]	0.76%[4]
Ratio of net investment income to average net assets	1.05%	1.07%	1.34%	1.19%	0.86%
Portfolio turnover	64%	35%	14%	22%	22%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Mid Cap Value Portfolio, a former portfolio of JPMorgan Insurance
Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Mid Cap Value Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
12

	LVIP JPMorgan Mid Cap Value Fund Service Class
	Year Ended		5/1/23[1] to
	12/31/25	12/31/24	12/31/23
Net asset value, beginning of period	$ 9.718	$ 10.159	$ 9.310
Income from investment operations:
Net investment income[2]	0.075	0.084	0.070
Net realized and unrealized gain	0.339	1.328	0.959
Total from investment operations	0.414	1.412	1.029
Less dividends and distributions from:
Net investment income	(0.084)	(0.106)	(0.180)
Net realized gain	(1.073)	(1.747)	—
Total dividends and distributions	(1.157)	(1.853)	(0.180)
Net asset value, end of period	$ 8.975	$ 9.718	$ 10.159
Total return[3]	4.45%	14.02%	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,448	$21,731	$4,328
Ratio of expenses to average net assets	0.99%	0.98%	0.99%
Ratio of net investment income to average net assets	0.80%	0.82%	1.09%
Portfolio turnover	64%	35%	14%

[1]	Date of commencement of operations of Service Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP JPMorgan Retirement Income Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP JPMorgan Retirement Income Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP JPMorgan Retirement Income Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP JPMorgan Retirement Income Fund (the “Fund”) is to seek to provide current income and some capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.10%	0.10%
Acquired Fund Fees and Expenses (AFFE)	0.30%	0.30%
Total Annual Fund Operating Expenses (including AFFE)[1]	1.15%	1.40%
Less Fee Waiver and Expense Reimbursement[2]	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.68%	0.93%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.45% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.38% of the Fund’s average daily net assets for the Standard Class (and 0.63% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$69	$319	$588	$1,356
Service Class	$95	$397	$721	$1,639
LVIP JPMorgan Retirement Income Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
J.P. Morgan Investment Management Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund is a “fund of funds” that invests in underlying J.P. Morgan Funds (the “Underlying Funds”), and generally is intended for investors who are retired or about to retire. The Fund is designed to provide exposure to a variety of asset classes through investments in Underlying Funds, with an emphasis on fixed income Underlying Funds over equity Underlying Funds and other funds. The Fund normally invests approximately 55% of its assets in fixed income, 40% of its assets in equity, and 5% of its assets in money market funds, cash and cash equivalents. However, the Fund’s strategic target allocations among various asset and sub-asset classes may include:
•
Fixed Income (sub-asset classes: U.S. fixed income, inflation-indexed, high yield, convertible, and emerging markets debt);
•
Equity (sub-asset classes: U.S. large cap equity, U.S. small/mid cap equity, real estate investment trusts (REITs), international equity, and emerging markets equity);
•
Money Market/Cash and Cash Equivalents;
•
Commodities.
The Fund’s allocations may differ over time due to changes to strategic target allocations and/or due to tactical allocation changes by the Sub-Adviser. In establishing the Fund’s strategic target allocations, the Sub-Adviser focuses on asset classes and Underlying Funds that the Sub-Adviser believes will outperform the S&P Target Date Retirement Income Index (the Fund’s benchmark) and peer group over the long term. The Sub-Adviser will use tactical allocation changes to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds and direct investments, including derivatives.
The Sub-Adviser will review the Fund’s strategic target allocations at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 15% for equity, and +/- 15% for money market/cash and cash equivalents. The Sub-Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Sub-Adviser’s ability to make these modifications, the Fund’s actual allocations may differ. Updated information concerning the Fund’s strategic target allocations and actual allocations to Underlying Funds and investments is available in the Fund’s shareholder reports.
In addition to investing in Underlying Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in Underlying Funds.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
2LVIP JPMorgan Retirement Income Fund

•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Real Estate Sector Risk. When a fund concentrates its investments in the real estate industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the real estate industry.
LVIP JPMorgan Retirement Income Fund3

•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Commodities-Related Investment Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investing in commodities, including through commodity-linked derivative instruments is speculative. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts or other derivatives on the relevant commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Effective May 1, 2017, the Fund changed its investment strategy in an effort to improve the Fund’s investment performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
4LVIP JPMorgan Retirement Income Fund

Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	9.30%
Lowest Quarterly Return	Q1 2020	(9.66%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP JPMorgan Retirement Income Fund – Standard Class	12.10%	4.39%	5.54%
LVIP JPMorgan Retirement Income Fund – Service Class	11.82%	4.12%	5.28%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2022
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022

JPMIM Portfolio Managers	Company Title	Experience with Fund
Ove Fladberg	Managing Director	Since August 2025
Anshul Mohan	Managing Director	Since August 2025
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
LVIP JPMorgan Retirement Income Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP JPMorgan Retirement Income Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to provide current income and some capital appreciation. The objective is non-fundamental and may be changed without shareholder approval.
J.P. Morgan Investment Management Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of underlying J.P. Morgan Funds. The Fund is designed to provide exposure to a variety of asset classes including U.S. large-cap, mid-cap, and small-cap equities, real estate investment trusts (“REITs”), international and emerging markets equities, U.S. fixed income securities, emerging markets debt securities, high yield (such as “junk” bonds and loans), convertible debt, market neutral strategies, commodities and money market instruments.
The Fund attempts to take advantage of the most attractive types of investments by focusing on securities that the Sub-Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. Exposure and diversification to such asset classes is achieved by primarily investing in underlying J.P. Morgan Funds (the “Underlying Funds”) as well as by investing directly in securities and other financial instruments, including derivatives. In connection with its main investment strategies, the Fund may use futures including exchange-traded futures. The Fund is also permitted to use other derivatives, including, but not limited to, options and swaps. Under certain market conditions, the use of derivatives could be significant. For example, the Sub-Adviser may increase the usage of derivatives to “equitize” inflows or outflows of cash received into or paid out of the Fund, to invest in eligible asset classes with greater efficiency than investments in Underlying Funds, or under other conditions in which the Sub-Adviser determines that the increased use of derivatives may be beneficial to the Fund, including managing duration or implementing overweights or underweights to particular markets or sectors based on, among other things, its current market outlook or specific market events.
The Fund may invest in one or more of the Underlying Funds in a sub-asset class in an amount equal to the strategic target allocation percentage plus the tactical allocation percentage for the applicable sub-asset class. For example, the Fund may invest up to 27.5% of its assets in a single U.S. large cap equity fund, which represents the 17.5% strategic target allocation to U.S. large cap equity funds and the permitted 10% tactical allocation for that asset class, or may invest up to 27.5% across multiple U.S. large cap equity funds.
The Sub-Adviser also integrates financially material environmental, social and governance (“ESG”) factors as part of the Fund’s investment process (“ESG Integration”). ESG Integration is the systematic inclusion of ESG issues in investment analysis and investment decisions. As a part of this analysis, the Sub-Adviser will also consider the risks presented by certain ESG factors. Specifically, the Sub-Adviser will assess how ESG risks are considered within an active underlying fund’s/manager’s investment process and how the active underlying fund/manager defines and mitigates financially material ESG risks. Although these particular risks are considered, underlying funds and securities of issuers presenting such risks may be purchased and retained by the Fund while the Fund may divest or not invest in underlying funds and securities of issuers that do not present such risks. In particular, ESG Integration does not change the Fund’s investment objective, exclude specific types of industries or companies or limit the Fund’s investable universe. The Fund is not designed for investors who wish to screen out particular types of companies or investments or are looking for a fund that meets specific ESG goals.
The Fund is designed for investors who are retired or expect to retire soon.
Strategic Target Allocations. The strategic target allocations for the Fund are approximately 55% fixed income, 40% equity and 5% in money market funds, cash and cash equivalents. However, the Fund’s strategic target allocations among various asset and sub-asset classes may include:
•
Fixed Income (sub-asset classes: U.S. fixed income, inflation-indexed, high yield, and emerging markets debt);
•
Equity (sub-asset classes: U.S. large cap equity, U.S. small/mid cap equity, REITs, international equity, and emerging markets equity);
•
Money Market/Cash and Cash Equivalents;
•
Commodities.
The Fund’s actual strategic target allocation may be different from the Fund’s strategic target allocations by +/- 5%. The Fund’s allocations may differ over time due to changes in strategic target allocations and/or due to tactical allocation changes by the Sub-Adviser. In establishing the Fund’s strategic target allocations, the Sub-Adviser focuses on asset classes and Underlying Funds that the Sub-Adviser believes will outperform the S&P Target Date Retirement Income Index (the Fund’s benchmark) and peer group over the long term. The Sub-Adviser will use tactical allocation changes to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds and direct investments, including derivatives. For example, the Sub-Adviser may over-weight or under-weight a strategic target allocation to take advantage of a particular investment opportunity it believes is present in the shorter-term based on, among other things, its current market outlook or specific market events, and the Sub-Adviser will review regularly its tactical allocations to determine whether to maintain such positions.
7

The Sub-Adviser will review the Fund’s strategic target allocations at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 15% for equity, and +/- 15% for money market/cash and cash equivalents. The Sub-Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion. As a result of the Sub-Adviser’s ability to make these modifications, the Fund’s actual allocations may differ. Updated information concerning the Fund’s strategic target allocations and actual allocations to Underlying Funds and investments is available in the Fund’s shareholder reports.
Direct Investments in Securities and Financial Instruments. The Fund invests in J.P. Morgan Funds and cash and cash equivalents. The Fund, to the extent permitted by applicable law or the exemptive relief obtained from the SEC, may also invest directly in securities including exchange-traded funds, and other financial instruments, such as futures, swaps, exchange-traded notes and other derivatives, in lieu of the Underlying Funds to gain exposure to, or to overweight or underweight allocations, among various sectors and markets. While not part of its principal investment strategies, the Fund may also use futures and other derivatives for interest rate risk management to adjust the duration position of Fund. Futures and other derivatives used for this purpose are not subject to or included as part of the Fund’s stated fixed income ranges.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a
8

limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
9

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid. Although certain loans are secured by collateral, there could be delays or limitations in realizing on such collateral or the collateral holder’s interest may be subordinated to other indebtedness of the obligor. Economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some loans and certain loans may be subject to restrictions upon resale. The inability to dispose of loans in a timely fashion could result in losses.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to
10

changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Real Estate Sector Risk. When a fund concentrates its investments in the real estate industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the real estate industry.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
11

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or
12

options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Commodities-Related Investment Risks. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. In addition, the Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total return swaps, commodity-linked futures, and options thereon, is speculative.
The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts or other derivatives on the relevant commodity.
Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If
13

a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.30% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Jay Shearon, Jason Forsythe and Alex Zeng are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
J.P. Morgan Investment Management Inc. (“JPMIM”) is a wholly-owned subsidiary of JPMorgan Asset
Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017. As of December 31, 2025, JPMIM
and its affiliates had $4.1 trillion in assets under management.

JPMIM Portfolio Managers	Ove Fladberg and Anshul Mohan are responsible for the day-to-day management of the Fund’s assets.
14

Ove Fladberg, Managing Director, is the Chief Investment Officer and Global Head of Target Date and
Investor Solutions for Multi-Asset Solutions at J.P. Morgan Asset Management. He oversees all aspects of the investment process for the firm's target date funds, risk-based strategies and equity beta strategies.
Ove is the lead portfolio manager for the firm's leading multi-asset allocation strategies. In his role as the lead portfolio manager, he focuses on building strategic asset allocations and retirement research as well as glide path design, manager selection and active asset allocation. Ove has over 25 years of industry experience and has held various positions within the firm. Before joining the firm in 2003, he was an investment specialist at Charles Schwab & Co. and an investment representative at Edward Jones. Ove earned a Masters of Business and Economics from BI Norwegian School of Management. He maintains
Series 7 and 63 licenses.

Anshul Mohan, Managing Director, is a portfolio manager on J.P. Morgan Asset Management's
Multi-Asset Solutions team based in Columbus. He is a member of the team managing the JPMorgan
Investor Funds, a series of multi-asset funds, and a portfolio manager on the SmartRetirement suite of funds, a series of target-date funds. In his role, he is responsible for asset allocation research, portfolio construction and optimization, and manager due-diligence for the funds. Anshul previously worked as an
Investment Analyst in the J.P. Morgan Private Bank in Managed Solutions & Strategy team responsible for investing client assets in multi-assets discretionary portfolios. He joined JPMorgan in 2010 and worked in
Asset Management and Investment Bank as a Research Analyst and a Market Strategist before joining the
Private Bank. Prior to JPMorgan, Anshul worked at Ernst & Young LLP as a Product Manager. Anshul holds a Bachelor of Engineering degree from Indian Institute of Technology and a Master in Finance degree from Princeton University. He maintains a Series 7 license.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
15

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
16

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
17

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP JPMorgan Retirement Income Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.566	$ 12.014	$ 11.151	$ 13.564	$ 13.267
Income (loss) from investment operations:
Net investment income[1]	0.412	0.409	0.358	0.291	0.245
Net realized and unrealized gain (loss)	1.109	0.547	0.933	(2.107)	0.532
Total from investment operations	1.521	0.956	1.291	(1.816)	0.777
Less dividends and distributions from:
Net investment income	(0.425)	(0.404)	(0.428)	(0.241)	(0.312)
Net realized gain	—	—	—	(0.356)	(0.168)
Total dividends and distributions	(0.425)	(0.404)	(0.428)	(0.597)	(0.480)
Net asset value, end of period	$ 13.662	$ 12.566	$ 12.014	$ 11.151	$ 13.564
Total return[2]	12.10%	7.96%	11.60%	(13.33%)	5.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$168,157	$165,166	$173,857	$146,449	$170,271
Ratio of expenses to average net assets[3]	0.38%	0.38%	0.38%	0.41%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.85%	0.85%	0.85%	0.87%	0.87%
Ratio of net investment income to average net assets	3.11%	3.25%	3.07%	2.42%	1.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.64%	2.78%	2.60%	1.96%	1.45%
Portfolio turnover	13%	20%	17%	70%	51%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
18

	LVIP JPMorgan Retirement Income Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.554	$ 12.003	$ 11.140	$ 13.552	$ 13.256
Income (loss) from investment operations:
Net investment income[1]	0.379	0.377	0.329	0.260	0.211
Net realized and unrealized gain (loss)	1.105	0.546	0.930	(2.105)	0.531
Total from investment operations	1.484	0.923	1.259	(1.845)	0.742
Less dividends and distributions from:
Net investment income	(0.391)	(0.372)	(0.396)	(0.211)	(0.278)
Net realized gain	—	—	—	(0.356)	(0.168)
Total dividends and distributions	(0.391)	(0.372)	(0.396)	(0.567)	(0.446)
Net asset value, end of period	$ 13.647	$ 12.554	$ 12.003	$ 11.140	$ 13.552
Total return[2]	11.82%	7.70%	11.32%	(13.55%)	5.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,330	$34,209	$32,928	$55,246	$62,363
Ratio of expenses to average net assets[3]	0.63%	0.63%	0.63%	0.66%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	1.10%	1.10%	1.10%	1.12%	1.12%
Ratio of net investment income to average net assets	2.86%	3.00%	2.82%	2.17%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.39%	2.53%	2.35%	1.71%	1.20%
Portfolio turnover	13%	20%	17%	70%	51%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
19

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
20

Lincoln Variable Insurance Products Trust
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”), is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.80%	1.05%
Less Fee Waiver[1]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.78%	1.03%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.015% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$80	$253	$442	$988
Service Class	$105	$332	$577	$1,281
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund1

Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of medium-cap companies. JPMorgan defines medium-cap companies as companies with market capitalizations equal to those within the universe of the Russell Midcap® Value Index and/or between $1 billion and $20 billion at the time of purchase. In implementing its strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs) and while such investments are primarily in medium-cap companies, the Fund may also invest in equity securities of companies with other capitalizations, including large-cap. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the investment adviser to the Fund. J.P. Morgan Investment Management Inc. (“JPMorgan”) serves as sub-adviser to the Fund. JPMorgan is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to each investment strategy: “mid-cap value,” “intrepid value,” and “intrepid mid cap.” The Adviser allocates approximately 70% of the portion of the Fund’s assets not subject to the overlay to the “mid cap value” strategy, approximately 15% of the portion of the Fund’s assets not subject to the overlay to the “intrepid value” strategy, and approximately 15% of the portion of the Fund’s assets not subject to the overlay to the “intrepid mid cap” strategy. Such allocations are subject to change at the discretion of the Adviser.
For the “mid cap value” strategy, JPMorgan employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. JPMorgan looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong, experienced management teams.
For the “intrepid value” strategy, JPMorgan invests primarily in a broad portfolio of equity securities that JPMorgan believes have characteristics including, but not limited to, attractive valuations, high quality and/or strong momentum that should lead to relative outperformance. In identifying high quality securities, JPMorgan looks for profitable companies with sustainable earnings and disciplined management. In identifying securities that have strong momentum, JPMorgan looks for securities which have prices and/or earnings that have been increasing and that JPMorgan believes will continue to increase.
For the “intrepid mid cap” strategy, JPMorgan invests primarily in a broad portfolio of equity securities that JPMorgan believes have characteristics including, but not limited to, attractive valuations, high quality and/or strong momentum that should lead to relative outperformance. In identifying high quality securities, JPMorgan looks for profitable companies with sustainable earnings and disciplined management. In identifying securities that have strong momentum, JPMorgan looks for securities which have prices and/or earnings that have been increasing and that JPMorgan believes will continue to increase.
As part of its investment process, JPMorgan seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the Fund invests. JPMorgan’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
The Fund may sell a security for several reasons. For example, a security may be sold due to a change in the company’s fundamentals or if JPMorgan believes the security is no longer attractively valued. Investments may also be sold if JPMorgan identifies a stock that it believes offers a better investment opportunity.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility,
2LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Momentum Style Risk. Momentum investing involves buying securities that have had recent positive returns. These securities may be more volatile than a broad cross-section of securities.
•
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund3

•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	19.22%
Lowest Quarterly Return	Q1 2020	(20.03%)
The Fund’s performance prior to September 21, 2012 does not reflect the impact of the managed volatility strategy, which was implemented on that date and is currently used by the Fund.
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund – Standard Class	1.51%	9.02%	7.33%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund – Service Class	1.26%	8.74%	7.06%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
4LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

JPMorgan Portfolio Managers	Company Title	Experience with Fund
Wonseok Choi, Ph.D.	Managing Director	Since November 2019
Akash Gupta, CFA, FRM	Executive Director	Since November 2019
Phillip D. Hart, CFA	Managing Director	Since February 2016
Robert A. Ippolito, CFA	Executive Director	Since November 2022
Lawrence Playford, CPA, CFA	Managing Director	Since September 2012
Andrew Stern, CFA	Executive Director	Since November 2019
Ryan Jones	Executive Director	Since March 2024
Jeremy Miller	Executive Director	Since March 2024

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of medium-cap companies. JPMorgan defines medium-cap companies as companies with market capitalizations equal to those within the universe of the Russell Midcap® Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap® Value Index on March 31, 2026, the market capitalizations of the companies in the index ranged from $5 billion to $120. In implementing its strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs) and while such investments are primarily in medium-cap companies, as described above, the Fund may also invest in equity securities of companies with other capitalizations, including large-cap. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund may invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the investment adviser to the Fund. J.P. Morgan Investment Management Inc. (“JPMorgan”) serves as sub-adviser to the Fund. JPMorgan is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to each investment strategy: “mid-cap value,” “intrepid value,” and “intrepid mid cap.” The Adviser allocates approximately 70% of the portion of the Fund’s assets not subject to the overlay to the “mid cap value” strategy, approximately 15% of the portion of the Fund’s assets not subject to the overlay to the “intrepid value” strategy, and approximately 15% of the portion of the Fund’s assets not subject to the overlay to the “intrepid mid cap” strategy. Such allocations are subject to change at the discretion of the Adviser.
For the “mid cap value” strategy, JPMorgan employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. JPMorgan looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong, experienced management teams.
For the “intrepid value” strategy, JPMorgan invests primarily in a broad portfolio of equity securities that JPMorgan believes have characteristics including, but not limited to, attractive valuations, high quality and/or strong momentum that should lead to relative outperformance. In identifying high quality securities, JPMorgan looks for profitable companies with sustainable earnings and disciplined management. In identifying securities that have strong momentum, JPMorgan looks for securities which have prices and/or earnings that have been increasing and that JPMorgan believes will continue to increase.
For the “intrepid mid cap” strategy, JPMorgan invests primarily in a broad portfolio of equity securities that JPMorgan believes have characteristics including, but not limited to, attractive valuations, high quality and/or strong momentum that should lead to relative outperformance. In identifying high quality securities, JPMorgan looks for profitable companies with sustainable earnings and disciplined management. In identifying securities that have strong momentum, JPMorgan looks for securities which have prices and/or earnings that have been increasing and that JPMorgan believes will continue to increase.
As part of its investment process, JPMorgan seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the Fund invests. JPMorgan’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
The Fund may sell a security for several reasons. For example, a security may be sold due to a change in the company’s fundamentals or if JPMorgan believes the security is no longer attractively valued. Investments may also be sold if JPMorgan identifies a stock that it believes offers a better investment opportunity.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed
6

volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in equity securities of mid-cap companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
7

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
8

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Momentum Style Risk. Momentum investing involves buying securities that have had recent positive returns. These securities may be more volatile than a broad cross-section of securities. Momentum can turn quickly. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. The relevance and weightings of specific ESG factors can vary across individual portfolio holdings, asset classes, sectors and strategies. No one factor or consideration is determinative. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance. Moreover, ESG information is in many instances qualitative and therefore subjective. There are significant differences in interpretations of what it means for a company to have positive or negative ESG characteristics. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. The approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory changes.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
9

The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Advisers: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-advisers, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.70% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-advisers.
10

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
J.P. Morgan Investment Management Inc. (“JPMIM”) is a wholly-owned subsidiary of JPMorgan Asset
Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017. As of December 31, 2025, JPMIM
and its affiliates had $4.1 trillion in assets under management.

JPMorgan Portfolio Managers
Lawrence Playford is responsible for the day-to-day management of the portion of the Fund's assets allocated to JPMorgan's mid-cap value strategy. Wonseok Choi, Akash Gupta, Phillip Hart, Robert Ippolito,
and Andrew Stern are responsible for the day-to-day management of the portion of the Fund's assets allocated to JPMorgan's intrepid value and intrepid mid-cap strategies.

Wonseok Choi, Ph.D., Managing Director, is a portfolio manager and the Head of Quantitative Research for the U.S. Structured Equity Group. An employee since 2006, he is responsible for conducting quantitative research on proprietary models utilized in portfolio management. Mr. Choi holds a Ph.D. in economics from Harvard University and a B.A. in economics from Seoul National University.

Akash Gupta, CFA, FRM, Executive Director, joined the firm in 2004 and is a portfolio manager and research analyst in the U.S. Structured Equity Group. Mr. Gupta has been a member of the team since
2008. Mr. Gupta holds a B.Tech in electronics and communications (Gold Medalist) from the Indian
Institute of Technology in Roorkee, India, and an MBA in analytical finance from the Indian School of
Business in Hyderabad India. Mr. Gupta is also a Chartered Financial Analyst® charterholder (CFA) and a certified Financial Risk Manager (FRM).

Phillip D. Hart, CFA, is a Managing Director with JPMorgan and is head of the U.S. Structured Equity
Small and Mid Cap Group. He joined JPMorgan in 2003. Mr. Hart holds a B.A. in Economics from Cornell
University. He is a Chartered Financial Analyst® (CFA) Charterholder.

Robert A. Ippolito, CFA, Executive Director, is a Portfolio Manager and Analyst within the U.S. Structured
Equity Small and Mid Cap Team, and has been a member of the team since 2009. He previously worked as an analyst at Fifth Street Capital, a specialty finance company. He graduated magna cum laude with a B.S.
in applied economics and management from Cornell University and is a CFA charterholder.

Lawrence Playford, CPA, CFA, is a Managing Director and Portfolio Manager of the U.S. Equity Value
team. Mr. Playford joined JPMorgan in 1993. Mr. Playford holds a B.B.A. in Accounting from the University of Notre Dame and an M.B.A. in Finance from Fordham University. He is a Certified Public Accountant and
a Chartered Financial Analyst® (CFA) Charterholder.

Andrew Stern, CFA, Executive Director, is a portfolio manager and research analyst in the U.S. Structured
Equity Group. Mr. Stern has been an employee of the firm since 2008 and is a generalist analyst covering various industries including financials and healthcare. Mr. Stern holds a B.S. in Applied Mathematics from
Columbia University and is a Chartered Financial Analyst® (CFA) charterholder.

Ryan Jones, is an Executive Director and Portfolio Manager of the JPMorgan Mid Cap Value Fund and the
JPMorgan Small Cap Value Fund. He joined the firm in 2016. Prior to joining the firm Mr. Jones spent nearly 4 years in technology equity research at Barclays. Previously, Mr. Jones served over 4 years on the technology equity research team for RBC Capital Markets. Mr. Jones has also held investment banking analyst roles at Credit Suisse and KeyBanc. Mr. Jones holds a B.S. in Finance and a B.A. in Political
Science from Miami University (Ohio).

11

Jeremy Miller, is an Executive Director and Portfolio Manager of the JPMorgan Mid Cap Value Fund and
the JPMorgan Small Cap Value Fund. He joined the firm in 2016. Prior to joining the firm, he spent nearly
2 years at Vertical Research Partners as an Industrial and Materials specialist. Previously, he served as an institutional equity salesperson at Nomura Securities, Banc of America Securities and Credit Suisse First
Boston. Mr. Miller holds a B.A. in East Asian Studies from Oberlin College.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
12

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
13

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 19.487	$ 17.847	$ 17.440	$ 22.332	$ 17.640
Income (loss) from investment operations:
Net investment income[1]	0.190	0.217	0.249	0.231	0.147
Net realized and unrealized gain (loss)	0.058	2.525	1.750	(2.374)	4.981
Total from investment operations	0.248	2.742	1.999	(2.143)	5.128
Less dividends and distributions from:
Net investment income	(0.195)	(0.264)	(0.267)	(0.255)	(0.219)
Net realized gain	(2.201)	(0.838)	(1.325)	(2.494)	(0.217)
Total dividends and distributions	(2.396)	(1.102)	(1.592)	(2.749)	(0.436)
Net asset value, end of period	$ 17.339	$ 19.487	$ 17.847	$ 17.440	$ 22.332
Total return[2]	1.51%	15.44%	12.08%	(9.17%)	29.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,878	$47,879	$44,052	$39,492	$48,364
Ratio of expenses to average net assets	0.78%	0.77%	0.78%	0.77%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.79%	0.79%	0.78%	0.77%
Ratio of net investment income to average net assets	1.03%	1.12%	1.41%	1.17%	0.71%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	1.01%	1.10%	1.40%	1.16%	0.70%
Portfolio turnover	50%	32%	27%	23%	30%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

15

	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 19.281	$ 17.667	$ 17.282	$ 22.159	$ 17.507
Income (loss) from investment operations:
Net investment income[1]	0.142	0.166	0.203	0.180	0.094
Net realized and unrealized gain (loss)	0.056	2.498	1.730	(2.356)	4.938
Total from investment operations	0.198	2.664	1.933	(2.176)	5.032
Less dividends and distributions from:
Net investment income	(0.151)	(0.212)	(0.223)	(0.207)	(0.163)
Net realized gain	(2.201)	(0.838)	(1.325)	(2.494)	(0.217)
Total dividends and distributions	(2.352)	(1.050)	(1.548)	(2.701)	(0.380)
Net asset value, end of period	$ 17.127	$ 19.281	$ 17.667	$ 17.282	$ 22.159
Total return[2]	1.26%	15.14%	11.80%	(9.39%)	28.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$452,000	$500,938	$538,617	$531,063	$668,840
Ratio of expenses to average net assets	1.03%	1.02%	1.03%	1.02%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.04%	1.04%	1.03%	1.02%
Ratio of net investment income to average net assets	0.78%	0.87%	1.16%	0.92%	0.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	0.85%	1.15%	0.91%	0.45%
Portfolio turnover	50%	32%	27%	23%	30%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP JPMorgan Small Cap Core Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP JPMorgan Small Cap Core Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP JPMorgan Small Cap Core Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP JPMorgan Small Cap Core Fund (the “Fund”) is to seek capital growth over the long term.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.77%	1.02%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal Investment Strategies
J.P. Morgan Investment Management Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase. As of the reconstitution of the Russell 2000 Index on March 31, 2026, the market capitalizations of the companies in the index ranged from $85 million to $40 billion. Sector by
LVIP JPMorgan Small Cap Core Fund1

sector, the Fund’s weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.
Investment Process: The Fund pursues returns that exceed those of the Russell 2000 Index. In managing the Fund, J.P. Morgan Investment Management Inc. (“JPMIM” or the “sub-adviser”) employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. As part of its investment process, the sub-adviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers the universe in which the Fund invests. The sub-adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Fund may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Fund constraints control for sector weights, position sizes and/or style characteristics of the Fund.
The Fund’s investment objective is not fundamental. This means that the Fund’s Board of Trustees (Board) may change the Fund’s objective without obtaining shareholder approval. If the objective was changed, the Fund would notify shareholders at least 60 days before the change became effective.
The Fund’s 80% policy is not fundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Active Markets Risk. Although the Underlying ETF’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained. Shares trade on an exchange at market prices that may be below, at or above the Underlying ETF’s NAV. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. shares of the Underlying ETF could decline in value or underperform other investments.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes,
2LVIP JPMorgan Small Cap Core Fund

increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.
•
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund has adopted the historical performance of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former series of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. The Fund commenced offering Standard Class shares and Service Class shares on May 1, 2023. The returns presented for periods prior to May 1, 2023 reflect the performance of the Predecessor Fund, without adjustment to reflect the fees and expenses of the Fund.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows how the Fund’s Standard Class investment results have varied from year to year for various periods compare with those of a broad measure of market performance. The bar chart shows historical performance of the Predecessor Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	31.75%
Lowest Quarterly Return	Q1 2020	(34.81%)
LVIP JPMorgan Small Cap Core Fund3

Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP JPMorgan Small Cap Core Fund – Standard Class	10.27%	6.40%	8.95%
LVIP JPMorgan Small Cap Core Fund – Service Class	10.00%	6.13%	8.66%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)
Portfolio Managers

JPMIM Portfolio Managers	Company Title	Experience with Fund
Phillip D. Hart, CFA	Managing Director	Since 2011
Wonseok Choi, Ph.D.	Managing Director	Since 2019
Akash Gupta, CFA, FRM	Executive Director	Since 2019
Robert A. Ippolito, CFA	Executive Director	Since 2021
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP JPMorgan Small Cap Core Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund's investment objective is to seek capital growth over the long term. This objective is non-fundamental and may be changed without shareholder approval.
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase. As of the reconstitution of the Russell 2000 Index on March 31, 2026, the market capitalizations of the companies in the index ranged from $85 million to $40 billion. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.
Investment Process: The Fund pursues returns that exceed those of the Russell 2000 Index. In managing the Fund, J.P. Morgan Investment Management Inc. (“JPMIM” or the “sub-adviser”) employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. The sub-adviser also integrates financially material ESG factors as part of the Fund’s investment process (ESG Integration). ESG Integration is the systematic inclusion of ESG issues in investment analysis and investment decisions. As part of its investment process, the sub-adviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers the universe in which the Fund invests. The sub-adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, ESG Integration does not change a Fund’s investment objective, exclude specific types of industries or companies or limit the Fund’s investable universe. The Fund is not designed for investors who wish to screen out particular types of companies or investments or are looking for Funds that meet specific ESG goals. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Fund may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Fund constraints control for sector weights, position sizes and/or style characteristics of the Fund.
The Fund will invest primarily in equity securities as described above. The Fund invests in common stock as a main strategy. Although currently not a main strategy, the Fund’s investment in equity securities may also include:
•
preferred stock
•
convertible securities
•
trust or partnership interests
•
warrants and rights to buy common stock
The main investment strategies for the Fund may also include the following some of which may be equity securities:
•
REITs, which are pooled vehicles that invest primarily in income-producing real estate or loans related to real estate
•
derivatives, including futures
Although not main investment strategies, the Fund may also utilize the following some of which may be equity securities:
•
other investment companies
•
exchange traded funds (ETFs)
•
affiliated money market funds
•
derivatives, including options and swaps
The Fund is also permitted to use derivatives such as futures, options, swaps and other instruments in order to hedge various investments, for risk management and/or to opportunistically enhance the Fund’s returns. In connection with its main investment strategies, the Fund may use futures to more effectively gain targeted equity exposure from its cash positions. Under certain market conditions, the Fund’s use of derivatives for cash management or other investment management purposes could be significant.
5

ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
Ordinarily, the Fund must limit its investments in a single ETF to 3% of the ETFs total assets, 5% of the Fund’s total assets and in all ETFs and other investment companies to 10% of its total assets. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The Securities and Exchange Commission (SEC) adopted an exemptive rule that allows any fund investing in such ETFs to disregard these 3%, 5% and 10% limitations, subject to certain conditions. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Fund may utilize these instruments and investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Fund, it is summarized above.
The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy above.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in stocks of small-cap companies only upon 60 days' notice to shareholders.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in stocks of small-cap companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Active Markets Risk. Although the Underlying ETF’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained. Shares trade on an exchange at market prices that may be below, at or above the Underlying ETF’s NAV. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. shares of the Underlying ETF could decline in value or underperform other investments.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
6

Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
7

Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. The relevance and weightings of specific ESG factors can vary across individual portfolio holdings, asset classes, sectors and strategies. No one factor or consideration is determinative. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance. Moreover, ESG information is in many instances qualitative and therefore subjective. There are significant differences in interpretations of what it means for a company to have positive or negative ESG characteristics. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. The approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory changes.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
8

Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.65% of the Fund's average net assets).
Sub-Adviser
J.P. Morgan Investment Management Inc. (“JPMIM”) is a wholly-owned subsidiary of JPMorgan Asset
Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017. As of December 31, 2025, JPMIM
and its affiliates had $4.1 trillion in assets under management.

JPMIM Portfolio Managers	Phillip D. Hart, Wonseok Choi, Akash Gupta, and Robert Ippolito are responsible for the day-to-day management of the Fund's assets.

Phillip D. Hart, CFA, is a Managing Director with JPMorgan and is head of the U.S. Structured Equity
Small and Mid Cap Group. He joined JPMorgan in 2003. Mr. Hart holds a B.A. in Economics from Cornell
University. He is a Chartered Financial Analyst® (CFA) Charterholder.

Wonseok Choi, Ph.D., Managing Director, is a portfolio manager and the Head of Quantitative Research for the U.S. Structured Equity Group. An employee since 2006, he is responsible for conducting quantitative research on proprietary models utilized in portfolio management. Mr. Choi holds a Ph.D. in economics from Harvard University and a B.A. in economics from Seoul National University.

Akash Gupta, CFA, FRM, Executive Director, joined the firm in 2004 and is a portfolio manager and research analyst in the U.S. Structured Equity Group. Mr. Gupta has been a member of the team since
2008. Mr. Gupta holds a B.Tech in electronics and communications (Gold Medalist) from the Indian
Institute of Technology in Roorkee, India, and an MBA in analytical finance from the Indian School of
Business in Hyderabad India. Mr. Gupta is also a Chartered Financial Analyst® charterholder (CFA) and a certified Financial Risk Manager (FRM).

Robert A. Ippolito, CFA, Executive Director, is a Portfolio Manager and Analyst within the U.S. Structured
Equity Small and Mid Cap Team, and has been a member of the team since 2009. He previously worked as an analyst at Fifth Street Capital, a specialty finance company. He graduated magna cum laude with a B.S.
in applied economics and management from Cornell University and is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
9

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
10

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2022 was audited by PricewaterhouseCoopers LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request by calling 800-480-4111. The information for the fiscal year ended 2023, was audited by Tait, Weller & Baker LLP, the Fund’s Independent Registered Public Accounting Firm.

	LVIP JPMorgan Small Cap Core Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 21.694	$ 19.849	$ 17.960	$ 28.40	$ 24.11
Income (loss) from investment operations:
Net investment income[2]	0.082	0.123	0.098	0.11	0.09
Net realized and unrealized gain (loss)	2.107	2.233	2.208	(5.40)	5.04
Total from investment operations	2.189	2.356	2.306	(5.29)	5.13
Less dividends and distributions from:
Net investment income	(0.131)	(0.177)	(0.255)	(0.11)	(0.14)
Net realized gain	(1.806)	(0.334)	(0.162)	(5.04)	(0.70)
Total dividends and distributions	(1.937)	(0.511)	(0.417)	(5.15)	(0.84)
Net asset value, end of period	$ 21.946	$ 21.694	$ 19.849	$ 17.96	$ 28.40
Total return[3]	10.27%	11.71%	13.10%	(19.35%)	21.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$132,062	$154,325	$172,897	$165,062	$218,952
Ratio of expenses to average net assets	0.77%	0.75%	0.78%	0.83%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.75%	0.78%	0.84%	0.80%
Ratio of net investment income to average net assets	0.39%	0.58%	0.53%	0.50%	0.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.39%	0.58%	0.53%	0.49%	0.33%
Portfolio turnover	104%	82%	72%	69%	67%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance
Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP JPMorgan Small Cap Core Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 21.402	$ 19.608	$ 17.720	$ 28.06	$ 23.85
Income (loss) from investment operations:
Net investment income[2]	0.029	0.070	0.051	0.04	0.01
Net realized and unrealized gain (loss)	2.073	2.203	2.181	(5.32)	4.98
Total from investment operations	2.102	2.273	2.232	(5.28)	4.99
Less dividends and distributions from:
Net investment income	(0.088)	(0.145)	(0.182)	(0.02)	(0.08)
Net realized gain	(1.806)	(0.334)	(0.162)	(5.04)	(0.70)
Total dividends and distributions	(1.894)	(0.479)	(0.344)	(5.06)	(0.78)
Net asset value, end of period	$ 21.610	$ 21.402	$ 19.608	$ 17.72	$ 28.06
Total return[3]	10.00%	11.44%	12.80%	(19.56%)	21.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74,749	$44,940	$8,794	$1,199	$1,718
Ratio of expenses to average net assets	1.02%	1.00%	1.03%	1.11%	1.09%
Ratio of net investment income to average net assets	0.14%	0.33%	0.28%	0.22%	0.05%
Portfolio turnover	104%	82%	72%	69%	67%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance
Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP JPMorgan U.S. Equity Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP JPMorgan U.S. Equity Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP JPMorgan U.S. Equity Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP JPMorgan U.S. Equity Fund (the “Fund”) is to seek to provide high total return from a portfolio of selected equity securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.63%	0.88%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$64	$202	$351	$786
Service Class	$90	$281	$488	$1,084
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
J.P. Morgan Investment Management Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
LVIP JPMorgan U.S. Equity Fund1

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Fund primarily invests in common stocks of large- and mid-capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.
The Fund focuses on those equity securities that it considers attractively valued and seeks to outperform the S&P 500 Index Benchmark through superior stock selection. By emphasizing attractively valued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Investment Process: In managing the Fund, the Sub-Adviser employs a three-step process that combines research, valuation and stock selection. The Sub-Adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the Sub-Adviser to rank the companies in each sector group according to their relative value. As part of its investment process, the Sub-Adviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the Fund invests. The Sub-Adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
On behalf of the Fund, the Sub-Adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the Sub-Adviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued. Along with attractive valuation, the Sub-Adviser often considers a number of other criteria:
•
catalysts that could trigger a rise in a stock’s price
•
high potential reward compared to potential risk
•
temporary mispricings caused by apparent market overreactions.
The Fund’s investment objective is not fundamental. This means that the Fund’s Board of Trustees (Board) may change the Fund’s objective without obtaining shareholder approval. If the objective was changed, the Fund would notify shareholders at least 60 days before the change became effective.
The Fund’s 80% policy is not fundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
2LVIP JPMorgan U.S. Equity Fund

•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
•
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The Fund has adopted the historical performance of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former series of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. The Fund commenced offering Standard Class shares and Service Class shares on May 1, 2023. The returns presented for periods prior to May 1, 2023 reflect the performance of the Predecessor Fund, without adjustment to reflect the fees and expenses of the Fund.
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows how the Fund’s Standard Class investment results have varied from year to year for various periods compare with those of a broad measure of market performance. The bar chart shows historical performance of the Predecessor Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP JPMorgan U.S. Equity Fund3

Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	22.94%
Lowest Quarterly Return	Q1 2020	(18.16%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP JPMorgan U.S. Equity Fund – Standard Class	14.54%	13.69%	14.84%
LVIP JPMorgan U.S. Equity Fund – Service Class	14.26%	13.40%	14.56%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)
Portfolio Managers

JPMIM Portfolio Managers	Company Title	Experience with Fund
Scott Davis	Managing Director, Portfolio Manager	Since 2017
Shilpee Raina	Executive Director, Portfolio Manager	Since 2021
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
4LVIP JPMorgan U.S. Equity Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP JPMorgan U.S. Equity Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund's investment objective is to seek to provide high total return from a portfolio of selected equity securities. This objective is non-fundamental and may be changed without shareholder approval.
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Fund primarily invests in common stocks of large- and mid-capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.
The Fund focuses on those equity securities that it considers attractively valued and seeks to outperform the benchmark through superior stock selection. By emphasizing attractively valued equity securities, the Fund seeks to produce returns that exceed those of the benchmark.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Investment Process: In managing the Fund, the Sub-Adviser employs a three-step process that combines research, valuation and stock selection. The Sub-Adviser takes an in-depth look at company, which is designed to provide insight into a company’s real growth potential. The research findings allow the Sub-Adviser to rank the companies in each sector group according to their relative value. The Sub-Adviser also integrates financially material ESG factors as part of the Fund’s investment process (ESG Integration). ESG Integration is the systematic inclusion of ESG issues in investment analysis and investment decisions. As part of its investment process, the Sub-Adviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the Fund invests. The Sub-Adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, ESG Integration does not change a Fund’s investment objective, exclude specific types of industries or companies or limit the Fund’s investable universe. The Fund is not designed for investors who wish to screen out particular types of companies or investments or are looking for Funds that meet specific ESG goals.
On behalf of the Fund, the Sub-Adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the Sub-Adviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued. Along with attractive valuation, the Sub-Adviser often considers a number of other criteria:
•
catalysts that could trigger a rise in a stock’s price
•
high potential reward compared to potential risk
•
temporary mispricings caused by apparent market overreactions.
The Fund will invest primarily in equity securities as described above. The Fund invests in common stock as a main strategy. Although currently not a main strategy, the Fund’s investments in equity securities may also include:
•
preferred stock
•
convertible securities
•
trust or partnership interests
•
warrants and rights to buy common stock
The main investment strategies for the Fund may also include the following which may be equity securities:
•
foreign securities, often in the form of depositary receipts
•
derivatives, including futures
Although not main investment strategies, the Fund may also utilize the following which may be equity securities:
•
other investment companies
•
exchange traded funds (ETFs)
6

•
affiliated money market funds
•
securities lending, which is the loan of securities to borrowers in exchange for cash collateral which the Fund may reinvest. During the term of the loan, the Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Fund is required to return the cash collateral to the borrower plus an agreed upon rebate
•
derivatives, including options and swaps
The Fund is also permitted to use derivatives such as futures, options, swaps and other instruments in order to hedge various investments, for risk management and/or to opportunistically enhance the Fund’s returns. In connection with its main investment strategies, the Fund may use futures to more effectively gain targeted equity exposure from its cash position. Under certain market conditions, the Fund’s use of derivatives for cash management or other investment management purposes could be significant.
ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
Ordinarily, the Fund must limit its investments in a single nonaffiliated ETF to 3% of the nonaffiliated ETFs total assets, 5% of the Fund’s total assets and in all non-affiliated ETFs to 10% of its total assets. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The Securities and Exchange Commission (SEC) adopted an exemptive rule that allows any fund investing in such ETFs to disregard these 3%, 5% and 10% limitations, subject to certain conditions. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Fund may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Fund, it is summarized above.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading marked for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Please note that the Fund also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in equity securities of U.S. companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
7

Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until
8

the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. These investments increase the risk that the value of the Fund’s shares is more sensitive to economic results of the underlying securities. The value of the shares of the Fund may also be more volatile than a fund that allocates its investments to a larger number of smaller positions or to investments whose performance is related to a larger number of securities.
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. The relevance and weightings of specific ESG factors can vary across individual portfolio holdings, asset classes, sectors and strategies. No one factor or consideration is determinative. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance. Moreover, ESG information is in many instances qualitative and therefore subjective. There are significant differences in interpretations of what it means for a company to have positive or negative ESG characteristics. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. The approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory changes.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
9

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.55% of the Fund's average net assets).
Sub-Adviser
J.P. Morgan Investment Management Inc. (“JPMIM”) is a wholly-owned subsidiary of JPMorgan Asset
Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017. As of December 31, 2025, JPMIM
and its affiliates had $4.1 trillion in assets under management.

JPMIM Portfolio Managers	Scott Davis and Shilpee Raina are responsible for the day-to-day management of the Fund's assets.
Scott Davis, Managing Director of JPMIM, has been an employee since 2006, and has been a portfolio manager since 2013. Previously, he was an analyst in the U.S. Equity Research Group.

Shilpee Raina, CFA, Executive Director of JPMIM and CFA charterholder, is a portfolio manager on the
Large-Cap Core Equity Strategy within the U.S. Equity Group. An employee since 2005, Ms. Raina was previously a research analyst on the JPMorgan Equity Income and U.S. Value Funds, concentrating on the consumer sectors.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
10

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
11

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
12

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2022 was audited by PricewaterhouseCoopers LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request by calling 800-480-4111. The information for the fiscal year ended 2023, was audited by Tait, Weller & Baker LLP, the Fund’s Independent Registered Public Accounting Firm.

	LVIP JPMorgan U.S. Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 44.492	$ 37.626	$ 31.600	$ 45.86	$ 37.40
Income (loss) from investment operations:
Net investment income[2]	0.238	0.261	0.318	0.26	0.20
Net realized and unrealized gain (loss)	6.221	8.733	7.901	(8.55)	10.44
Total from investment operations	6.459	8.994	8.219	(8.29)	10.64
Less dividends and distributions from:
Net investment income	(0.217)	(0.223)	(0.549)	(0.21)	(0.31)
Net realized gain	(1.366)	(1.905)	(1.644)	(5.76)	(1.87)
Total dividends and distributions	(1.583)	(2.128)	(2.193)	(5.97)	(2.18)
Net asset value, end of period	$ 49.368	$ 44.492	$ 37.626	$ 31.60	$ 45.86
Total return[3]	14.54%	23.99%	27.16%	(18.67%)	29.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$166,488	$141,965	$125,043	$105,316	$143,135
Ratio of expenses to average net assets	0.63%	0.65%	0.69%[4]	0.77%[4]	0.74%[4]
Ratio of net investment income to average net assets	0.52%	0.61%	0.93%	0.73%	0.48%
Portfolio turnover	37%	47%	65%	48%	48%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
13

	LVIP JPMorgan U.S. Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 43.648	$ 36.977	$ 31.050	$ 45.14	$ 36.85
Income (loss) from investment operations:
Net investment income[2]	0.119	0.153	0.230	0.17	0.10
Net realized and unrealized gain (loss)	6.094	8.572	7.760	(8.41)	10.28
Total from investment operations	6.213	8.725	7.990	(8.24)	10.38
Less dividends and distributions from:
Net investment income	(0.122)	(0.149)	(0.419)	(0.09)	(0.22)
Net realized gain	(1.366)	(1.905)	(1.644)	(5.76)	(1.87)
Total dividends and distributions	(1.488)	(2.054)	(2.063)	(5.85)	(2.09)
Net asset value, end of period	$ 48.373	$ 43.648	$ 36.977	$ 31.05	$ 45.14
Total return[3]	14.26%	23.68%	26.84%	(18.87%)	29.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$216,298	$114,230	$39,156	$14,147	$17,139
Ratio of expenses to average net assets	0.88%	0.90%	0.94%[4]	1.02%[4]	0.99%[4]
Ratio of net investment income to average net assets	0.27%	0.36%	0.68%	0.49%	0.23%
Portfolio turnover	37%	47%	65%	48%	48%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
14

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
15

Lincoln Variable Insurance Products Trust
LVIP Loomis Sayles Global Growth Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Loomis Sayles Global Growth Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Loomis Sayles Global Growth Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Loomis Sayles Global Growth Fund (the “Fund”) is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	0.78%	1.13%
Less Expense Reimbursement[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.77%	1.12%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.77% of the Fund’s average daily net assets for the Standard Class (and 1.12% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$79	$248	$432	$965
Service Class	$114	$358	$621	$1,374
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
LVIP Loomis Sayles Global Growth Fund1

Principal Investment Strategies
Loomis, Sayles & Company, L.P. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets (or, if conditions are not favorable, at least 30% of its assets) in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, the Fund uses a proprietary definition to determine whether a security is classified as U.S. or non-U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Fund will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer's securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer's revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Fund to assess an issuer's location. The Fund may assign different weights to these factors based on different geographic policies, countries, or products. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.
The Fund normally invests across a wide range of sectors and industries. The Sub-Adviser employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages as compared to other companies, long-term structural growth drivers that may lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be).
The Fund will consider selling a security when the Sub-Adviser believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the Sub-Adviser deems appropriate.
The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933.
Under normal market conditions, the Sub-Adviser does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The
2LVIP Loomis Sayles Global Growth Fund

value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
China Risk. The Fund currently invests a significant portion of its assets in companies located in China, and therefore, the Fund has more exposure to the market, currency, economic, social, political, regulatory, geopolitical and other risks specific to China.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Rule 144A Securities Risk. Securities sold pursuant to Rule 144A under the Securities Act of 1933 are commonly known as “144A securities” and only may be resold under certain circumstances to other institutional buyers. As a result of the resale restrictions on 144A securities, there is a greater risk that they will be less liquid than SEC-registered securities.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the
LVIP Loomis Sayles Global Growth Fund3

Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	26.48%
Lowest Quarterly Return	Q2 2022	(20.17%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	Since Inception	Inception Date
LVIP Loomis Sayles Global Growth Fund – Standard Class	17.59%	9.25%	13.11%	5/1/2018
LVIP Loomis Sayles Global Growth Fund – Service Class	17.18%	8.87%	12.71%	5/1/2018
Morningstar Global Markets Index (reflects no deductions for fees, expenses or taxes)	22.13%	10.68%	10.81%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Portfolio Manager

Loomis Sayles Portfolio Manager	Company Title	Experience with Fund
Aziz V. Hamzaogullari, CFA	Chief Investment Officer; Founder of the Growth Equity Strategies Team; Portfolio Manager	Since May 2018
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
4LVIP Loomis Sayles Global Growth Fund

Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Loomis Sayles Global Growth Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities. This objective is non-fundamental and may be changed without shareholder approval.
Loomis Sayles & Company, L.P. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets (or, if conditions are not favorable, at least 30% of its assets) in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, the Fund uses a proprietary definition to determine whether a security is classified as U.S. or non-U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Fund will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer's securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer's revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Fund to assess an issuer's location. The Fund may assign different weights to these factors based on different geographic policies, countries, or products. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.
The Fund normally invests across a wide range of sectors and industries. The Sub-Adviser employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages as compared to other companies, long-term structural growth drivers that may lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be).
The Fund will consider selling a security when the Sub-Adviser believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the Sub-Adviser deems appropriate.
The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933.
Under normal market conditions, the Sub-Adviser does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
6

Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s
7

currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
China Risk. The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In recent decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently-reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund’s investments in securities of issuers located in China.
In recent years, certain governmental bodies have considered and, in some cases, imposed sanctions, trade and investment restrictions and notification requirements on China (as well as Hong Kong and Macau), and it is possible that additional restrictions may be imposed in the future. Complying with such restrictions may prevent the Fund from pursuing certain investments; cause delays or other impediments with respect to consummating such investments; require notification of such investments to government authorities; require divestment or freezing of investments on unfavorable terms; render divestment of underperforming investments impracticable; negatively impact the Fund’s ability to achieve its investment objective; prevent the Fund from receiving payments otherwise due it; require the Fund to obtain information about underlying investors; increase diligence and other similar costs to the Fund; render valuation of China-related investments challenging; or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance. Given the complex and evolving relationship between China and certain other countries, it is difficult to predict the impact of such restrictions on market conditions. Foreign relations could also have implications with respect to capital flow and business operations. For example, U.S. social, political, regulatory and economic conditions prompting changes in laws and policies governing foreign trade, manufacturing, developments and investments in China could limit the Fund’s ability to access certain opportunities in China or restrict transaction with certain Chinese issuers and, as a result, could adversely affect the performance of the Fund’s investments.
8

International relations, such as the China-U.S. relationship regarding trade, currency exchange, intellectual property protection, among other things, could also have implications with respect to capital flow and business operations. U.S. social, political, regulatory and economic conditions prompting changes in laws and policies governing foreign trade, manufacturing, developments and investments in the PRC could adversely affect the performance of a Fund’s investments. For example, in recent years, the U.S. federal government implemented an aggressive trade policy with respect to the PRC, including imposing tariffs on certain imports of the PRC, criticizing the PRC government for its trade policies, taking actions against individual PRC companies, imposing sanctions on certain officials of the Hong Kong government and the PRC central government and issuing executive orders that prohibit certain transactions with certain China-based companies and their respective subsidiaries. Recent events have added to uncertainty in such relations, including restrictions imposed by the U.S. government limiting the ability of U.S. persons to invest in certain Chinese companies and the ability of Chinese companies to engage in activities or transactions inside the U.S. In addition, the PRC government has implemented, and may further implement, measures in response to new trade policies, treaties and tariffs initiated by the U.S. government, for example, the passing of the Hong Kong national security law by the National People’s Congress of China (the “National Security Law”) which criminalizes certain offenses including subversion of the Chinese government and collusion with foreign entities. The National Security Law subsequently prompted the promulgation in the U.S. of the Hong Kong Autonomy Act and executive orders setting forth additional sanctions. More recently, to complement the National Security Law, on March 8, 2024, the Hong Kong government had introduced draft legislation titled “Safeguarding National Security Bill” into the Legislative Council of Hong Kong, with a view to full implementing its constitutional duty of safeguarding national security under Article 23 of the Basic Law (“Article 23”). In view of the potential implementation of Article 23, there is no guarantee as to whether this may trigger further additional sanctions promulgated by the U.S. on Hong Kong, which consequently may impact the PRC. The U.S. has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies, adding a number of new Chinese companies to the Department of Commerce’s Entity List. The United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. It is possible that additional sanctions, export controls and/or investment restrictions will be announced. Escalation of China-U.S. tensions resulting from these events and the retaliatory countermeasures that the national and state governments have taken and may take (including U.S. sanctions and anti-sanction laws in China), as well as other economic, social or political unrest in the future, could have a material adverse effect on or could limit the activities of a subadviser, a Fund or the companies in which a Fund has invested.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
9

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Rule 144A Securities Risk. Securities sold pursuant to Rule 144A under the Securities Act of 1933 are commonly known as “144A securities” and only may be resold under certain circumstances to other institutional buyers. 144A securities frequently trade in an active secondary market and generally are treated as “liquid.” However, as a result of the resale restrictions on 144A securities, there is a greater risk that they will be less liquid than SEC-registered securities.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
10

Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.68% of the Fund's average net assets).
Sub-Adviser
Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis
Sayles is one of the oldest investment advisory firms in the United States with over $431.4 billion in assets under management as of December 31, 2025.

Loomis Sayles Portfolio Manager	Aziz Hamzaogullari is responsible for the day-to-day management of the Fund's assets.

Aziz V. Hamzaogullari, CFA, is the Chief Investment Officer and Founder of the Growth Equity Strategies
Team at Loomis Sayles and portfolio manager of the Loomis Sayles Large Cap Growth, Global Growth, All
Cap Growth and International Growth strategies, including the Loomis Sayles Growth, Global Growth and
International Growth mutual funds and products outside the U.S. Mr. Hamzaogullari is also a member of
Loomis Sayles’ Board of Directors. Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen
Investments where he was a senior portfolio manager and managing director. Mr. Hamzaogullari received a B.S. from Bilkent University in Turkey and an M.B.A. from George Washington University. He has 32 years of investment industry experience. Mr. Hamzaogullari holds the designation of Chartered Financial
Analyst® (CFA) and is a member of CFA Society Boston.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other
11

things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
12

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
13

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Loomis Sayles Global Growth Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 18.067	$ 15.155	$ 11.408	$ 16.534	$ 15.735
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.004)	0.002	0.030	0.040	0.005
Net realized and unrealized gain (loss)	3.276	3.414	4.127	(4.324)	0.960
Total from investment operations	3.272	3.416	4.157	(4.284)	0.965
Less dividends and distributions from:
Net investment income	—	(0.005)	(0.057)	(0.045)	—
Net realized gain	(2.114)	(0.499)	(0.353)	(0.797)	(0.166)
Total dividends and distributions	(2.114)	(0.504)	(0.410)	(0.842)	(0.166)
Net asset value, end of period	$ 19.225	$ 18.067	$ 15.155	$ 11.408	$ 16.534
Total return[2]	17.59%	22.73%	36.85%	(25.74%)	6.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$237,970	$249,135	$257,593	$251,064	$334,283
Ratio of expenses to average net assets	0.77%	0.77%	0.77%	0.77%	0.77%[3]
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.78%	0.77%	0.78%	0.77%	0.76%
Ratio of net investment income (loss) to average net assets	(0.02%)	0.01%	0.22%	0.31%	0.03%[3]
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	(0.03%)	0.01%	0.21%	0.31%	0.04%
Portfolio turnover	5%	8%	5%	42%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

14

	LVIP Loomis Sayles Global Growth Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 17.803	$ 14.989	$ 11.295	$ 16.379	$ 15.644
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.071)	(0.056)	(0.018)	(0.006)	(0.054)
Net realized and unrealized gain (loss)	3.227	3.369	4.082	(4.281)	0.955
Total from investment operations	3.156	3.313	4.064	(4.287)	0.901
Less dividends and distributions from:
Net investment income	—	—	(0.017)	—	—
Net realized gain	(2.114)	(0.499)	(0.353)	(0.797)	(0.166)
Total dividends and distributions	(2.114)	(0.499)	(0.370)	(0.797)	(0.166)
Net asset value, end of period	$ 18.845	$ 17.803	$ 14.989	$ 11.295	$ 16.379
Total return[2]	17.18%	22.31%	36.38%	(26.00%)	5.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,678	$4,526	$4,161	$1,653	$2,705
Ratio of expenses to average net assets	1.12%	1.12%	1.12%	1.12%	1.12%[3]
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.13%	1.12%	1.13%	1.12%	1.11%
Ratio of net investment loss to average net assets	(0.37%)	(0.34%)	(0.13%)	(0.04%)	(0.32%)[3]
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed/recouped	(0.38%)	(0.34%)	(0.14%)	(0.04%)	(0.31%)
Portfolio turnover	5%	8%	5%	42%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

15

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
16

Lincoln Variable Insurance Products Trust
LVIP Multi-Manager International Equity Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Multi-Manager International Equity Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Multi-Manager International Equity Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Multi-Manager International Equity Managed Volatility Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.67%	0.67%
Total Annual Fund Operating Expenses (including AFFE)[1]	1.59%	1.84%
Less Fee Waiver and Expense Reimbursement[2]	(0.73%)	(0.73%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.86%	1.11%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.665% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.185% of the Fund’s average daily net assets for the Standard Class (and 0.435% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$88	$430	$797	$1,827
Service Class	$113	$508	$927	$2,099
LVIP Multi-Manager International Equity Managed Volatility Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
Lincoln Financial Investments Corporation serves as the Fund’s investment adviser (the “Adviser”). The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (each an “Underlying Fund” and collectively, the “Underlying Funds”), which include funds advised by the Fund’s Adviser. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the strategy supplements the Fund’s main investment portfolio.
The Underlying Funds currently include LVIP MFS International Growth Fund (in an amount that is approximately 60% of the portion of the Fund’s assets not subject to the overlay), LVIP Dimensional International Core Equity Fund (in an amount that is approximately 30% of the portion of the Fund’s assets not subject to the overlay), and LVIP Franklin Multi-Factor International Equity Fund (in an amount that is approximately 10% of the portion of the Fund’s assets not subject to the overlay).
International Equity Strategy. The Fund, under normal circumstances, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities. The Underlying Funds may invest in companies of any market capitalization. Certain Underlying Funds invest primarily in foreign equity securities, including emerging market equity securities. The Fund normally maintains investment exposure to at least three countries outside of the United States. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
The LVIP MFS International Growth Fund may invest in the stocks of growth companies that its manager believes to have above average earnings growth potential compared to other companies, in the stocks of value companies that the Underlying Fund manager believes are undervalued compared to their perceived worth, or in a combination of growth and value companies. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
The LVIP Dimensional International Core Equity Fund’s manager purchases a broad and diverse group of securities of non-U.S. companies in developed markets. The Underlying Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the international universe. The Underlying Fund’s management defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the international universe it represents) of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Underlying Fund sub-adviser’s investment committee.
The LVIP Franklin Multi-Factor International Equity Fund’s manager selects stocks for the Underlying Fund that have favorable exposure to certain factors, including but not limited to quality, value, and momentum. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “momentum” factor incorporates measurements such as six-month risk adjusted price momentum and twelve-month risk adjusted price momentum.
The Adviser will periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
Allocations to Underlying Funds are subject to change at the discretion of the Adviser. Additional Underlying Funds may be utilized from time to time. The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is
2LVIP Multi-Manager International Equity Managed Volatility Fund

expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition
LVIP Multi-Manager International Equity Managed Volatility Fund3

of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
4LVIP Multi-Manager International Equity Managed Volatility Fund

Annual Total Returns (%)

Highest Quarterly Return	Q4 2022	14.30%
Lowest Quarterly Return	Q1 2020	(21.64%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Multi-Manager International Equity Managed Volatility Fund – Standard Class	20.01%	6.80%	7.71%
LVIP Multi-Manager International Equity Managed Volatility Fund – Service Class	19.71%	6.53%	7.44%
Morningstar Developed Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	32.39%	9.02%	8.47%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Maria Ma, CFA	Vice President and Managing Director	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
LVIP Multi-Manager International Equity Managed Volatility Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP Multi-Manager International Equity Managed Volatility Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
Lincoln Financial Investments Corporation serves as the Fund’s investment adviser (the “Adviser”). The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (each an “Underlying Fund” and collectively, the “Underlying Funds”), which include funds advised by the Fund’s Adviser. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the strategy supplements the Fund’s main investment portfolio.
The Underlying Funds currently include LVIP MFS International Growth Fund (in an amount that is approximately 60% of the portion of the Fund’s assets not subject to the overlay), LVIP Dimensional International Core Equity Fund (in an amount that is approximately 30% of the portion of the Fund’s assets not subject to the overlay), and LVIP Franklin Multi-Factor International Equity Fund (in an amount that is approximately 10% of the portion of the Fund’s assets not subject to the overlay).
International Equity Strategy. The Fund, under normal circumstances, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities (for example, common stocks or depository receipts). The Underlying Funds may invest in companies of any market capitalization. Certain Underlying Funds invest primarily in foreign equity securities, including emerging market equity securities. The Fund normally maintains investment exposure to at least three countries outside of the United States. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
The LVIP MFS International Growth Fund may invest in the stocks of growth companies that its manager believes to have above average earnings growth potential compared to other companies, in the stocks of value companies that the Underlying Fund manager believes are undervalued compared to their perceived worth, or in a combination of growth and value companies. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
The LVIP Dimensional International Core Equity Fund’s manager purchases a broad and diverse group of securities of non-U.S. companies in developed markets. The Underlying Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the international universe. The Underlying Fund’s management defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the international universe it represents) of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Underlying Fund sub-adviser’s investment committee.
The LVIP Franklin Multi-Factor International Equity Fund’s manager selects stocks for the Underlying Fund that have favorable exposure to certain factors, including but not limited to quality, value, and momentum. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “momentum” factor incorporates measurements such as six-month risk adjusted price momentum and twelve-month risk adjusted price momentum.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying Fund allocation is made based on the Fund’s particular asset allocation strategy relative to the Underlying Funds, the Adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
Allocations to Underlying Funds are subject to change at the discretion of the Adviser. Additional Underlying Funds may be utilized from time to time. The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within
7

the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in a portfolio of investments that provide exposure to equity securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
8

Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an
9

incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global
10

economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested
11

when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
12

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.19% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Maria Ma and Alex Zeng are responsible for the day-to-day management of the Fund's assets and oversight of the Fund's overlay manager.

Maria Ma, CFA, is Vice President, Managing Director and Fixed Income & International Equity Portfolio
Manager within LFI. Ms. Ma joined LFI in 2015 and is a member of LFI’s Investment Committee,
Derivatives Committee, and Asset Allocation Committee, among others. In addition, Ms. Ma serves on the investment sub-committee for Lincoln’s Defined Benefit Plan. Prior to joining LFI, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from
NanKai University in China and an M.S. in finance from Boston College. Ms. Ma also is a Chartered
Financial Analyst® (CFA) Charterholder.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
13

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
14

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Multi-Manager International Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.668	$ 12.376	$ 11.788	$ 14.252	$ 12.809
Income (loss) from investment operations:
Net investment income[1]	0.282	0.222	0.244	0.131	0.088
Net realized and unrealized gain (loss)	2.211	0.781	1.343	(2.450)	1.502
Total from investment operations	2.493	1.003	1.587	(2.319)	1.590
Less dividends and distributions from:
Net investment income	(0.304)	(0.274)	(0.235)	(0.145)	(0.147)
Net realized gain	(1.099)	(0.437)	(0.764)	—	—
Total dividends and distributions	(1.403)	(0.711)	(0.999)	(0.145)	(0.147)
Net asset value, end of period	$ 13.758	$ 12.668	$ 12.376	$ 11.788	$ 14.252
Total return[2]	20.01%	8.00%	13.89%	(16.26%)	12.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20	$17	$15	$14	$16
Ratio of expenses to average net assets[3]	0.19%	0.19%	0.19%	0.19%	0.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets	2.05%	1.69%	1.94%	1.09%	0.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.32%	0.96%	1.21%	0.36%	(0.16%)
Portfolio turnover	10%	45%	10%	31%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

	LVIP Multi-Manager International Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.653	$ 12.361	$ 11.778	$ 14.239	$ 12.798
Income (loss) from investment operations:
Net investment income[1]	0.247	0.189	0.211	0.101	0.051
Net realized and unrealized gain (loss)	2.206	0.780	1.340	(2.447)	1.502
Total from investment operations	2.453	0.969	1.551	(2.346)	1.553
Less dividends and distributions from:
Net investment income	(0.269)	(0.240)	(0.204)	(0.115)	(0.112)
Net realized gain	(1.099)	(0.437)	(0.764)	—	—
Total dividends and distributions	(1.368)	(0.677)	(0.968)	(0.115)	(0.112)
Net asset value, end of period	$ 13.738	$ 12.653	$ 12.361	$ 11.778	$ 14.239
Total return[2]	19.71%	7.73%	13.59%	(16.47%)	12.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$574,020	$588,801	$607,759	$577,892	$701,878
Ratio of expenses to average net assets[3]	0.44%	0.44%	0.44%	0.44%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	1.17%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income to average net assets	1.80%	1.44%	1.69%	0.84%	0.37%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.07%	0.71%	0.96%	0.11%	(0.41%)
Portfolio turnover	10%	45%	10%	31%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
LVIP MFS International Growth Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP MFS International Growth Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP MFS International Growth Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP MFS International Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.89%	1.14%
Less Fee Waiver[1]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.79%	1.04%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.11% on the first $400 million of the Fund’s average daily net assets; and 0.10% of the Fund’s average daily net assets in excess of $400 million. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$81	$274	$483	$1,087
Service Class	$106	$352	$618	$1,377
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
LVIP MFS International Growth Fund1

Principal Investment Strategies
Massachusetts Financial Services Company (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
MFS normally invests at least 80% of the fund's net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company's growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
The Sub-Adviser normally invests the Fund's assets across different industries, sectors, countries, and regions, but the Sub-Adviser may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.
The Sub-Adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
2LVIP MFS International Growth Fund

•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	17.56%
Lowest Quarterly Return	Q1 2020	(19.04%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP MFS International Growth Fund – Standard Class	19.11%	7.09%	9.73%
LVIP MFS International Growth Fund – Service Class	18.81%	6.82%	9.46%
Morningstar Developed Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	32.39%	9.02%	8.47%
LVIP MFS International Growth Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Massachusetts Financial Services Company (“MFS”)
Portfolio Managers

MFS Portfolio Managers	Company Title	Experience with Fund
Matthew Barrett	Investment Officer and Portfolio Manager	Since March 2015
Kevin Dwan	Investment Officer and Portfolio Manager	Since January 2012
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP MFS International Growth Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
Massachusetts Financial Services Company (“MFS” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
MFS normally invests at least 80% of the fund's net assets in growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company's growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
The Sub-Adviser normally invests the Fund's assets across different industries, sectors, countries, and regions, but the Sub-Adviser may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.
MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
The Sub-Adviser may sell securities for a variety of reasons, such as to seek to secure gains or limit losses, or to redeploy assets into opportunities believed to be more promising, among others.
For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
5

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may
6

make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
7

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.72% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Massachusetts Financial Services Company (“MFS”), 111 Huntington Avenue, Boston, Massachusetts,
02199, commonly known as MFS Investment Management, acts as the investment adviser to investment companies, separate accounts and other clients. MFS is a majority owned subsidiary of Sun Life of Canada
(U.S.) Financial Services Holdings Inc., which in turn is an indirect wholly owned subsidiary of Sun Life
Financial, Inc. (a diversified financial services company). As of December 31, 2025, net assets under management of the MFS organization were approximately $651 billion.

MFS Portfolio Managers	Matthew Barrett and Kevin Dwan are responsible for the day-to-day management of the Fund's assets.

Matthew Barrett is an Investment Officer and Portfolio Manager at MFS. Mr. Barrett has been employed in the investment area of MFS since 2000. He holds a B.Sc. from the University of London and an M.B.A.
from the London Business School.

Kevin Dwan is an Investment Officer and Portfolio Manager at MFS. Mr. Dwan has been employed in the investment area of MFS since 2005. He holds an A.B. from Harvard College and an M.B.A. from Harvard
Business School.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
8

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
9

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP MFS International Growth Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 19.665	$ 19.216	$ 17.736	$ 22.641	$ 21.750
Income (loss) from investment operations:
Net investment income[1]	0.228	0.218	0.217	0.193	0.160
Net realized and unrealized gain (loss)	3.483	1.385	2.328	(3.576)	2.256
Total from investment operations	3.711	1.603	2.545	(3.383)	2.416
Less dividends and distributions from:
Net investment income	(0.324)	(0.317)	(0.401)	(0.196)	(0.157)
Net realized gain	(1.820)	(0.837)	(0.664)	(1.326)	(1.368)
Total dividends and distributions	(2.144)	(1.154)	(1.065)	(1.522)	(1.525)
Net asset value, end of period	$ 21.232	$ 19.665	$ 19.216	$ 17.736	$ 22.641
Total return[2]	19.11%	8.10%	14.71%	(14.28%)	11.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,123,837	$1,078,100	$1,134,818	$1,166,939	$1,442,752
Ratio of expenses to average net assets	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.89%	0.90%	0.89%	0.88%
Ratio of net investment income to average net assets	1.06%	1.07%	1.14%	1.02%	0.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.96%	0.97%	1.03%	0.92%	0.60%
Portfolio turnover	14%	13%	15%	12%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP MFS International Growth Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 19.671	$ 19.224	$ 17.746	$ 22.658	$ 21.767
Income (loss) from investment operations:
Net investment income[1]	0.174	0.167	0.170	0.146	0.103
Net realized and unrealized gain (loss)	3.482	1.384	2.327	(3.581)	2.258
Total from investment operations	3.656	1.551	2.497	(3.435)	2.361
Less dividends and distributions from:
Net investment income	(0.273)	(0.267)	(0.355)	(0.151)	(0.102)
Net realized gain	(1.820)	(0.837)	(0.664)	(1.326)	(1.368)
Total dividends and distributions	(2.093)	(1.104)	(1.019)	(1.477)	(1.470)
Net asset value, end of period	$ 21.234	$ 19.671	$ 19.224	$ 17.746	$ 22.658
Total return[2]	18.81%	7.83%	14.42%	(14.50%)	10.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$347,807	$300,741	$286,184	$260,576	$317,403
Ratio of expenses to average net assets	1.04%	1.04%	1.05%	1.04%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.15%	1.14%	1.13%
Ratio of net investment income to average net assets	0.81%	0.82%	0.89%	0.77%	0.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.71%	0.72%	0.78%	0.67%	0.35%
Portfolio turnover	14%	13%	15%	12%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP MFS Value Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP MFS Value Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP MFS Value Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP MFS Value Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.65%	0.90%
Less Fee Waiver[1]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.61%	0.86%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.04% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and assumes and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$62	$204	$358	$807
Service Class	$88	$283	$495	$1,104
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
LVIP MFS Value Fund1

Principal Investment Strategies
Massachusetts Financial Services Company (“MFS” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
MFS normally invests at least 80% of the Fund's net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
The Sub-Adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
For purposes of the Fund's 80% policy, net assets include the amount of any borrowings for investment purposes.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
2LVIP MFS Value Fund

•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	14.16%
Lowest Quarterly Return	Q1 2020	(23.93%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP MFS Value Fund – Standard Class	13.06%	10.00%	10.10%
LVIP MFS Value Fund – Service Class	12.78%	9.72%	9.82%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Massachusetts Financial Services Company (“MFS”)
Portfolio Managers

MFS Portfolio Managers	Company Title	Experience with Fund
Nevin Chitkara*	Investment Officer and Portfolio Manager	Since November 2006
Katherine Cannan	Investment Officer and Portfolio Manager	Since December 2019
Thomas Crowley	Investment Officer and Portfolio Manager	Since December 2024
*
Effective May 31, 2026, Mr. Chitkara will no longer be a portfolio manager of the Fund.
LVIP MFS Value Fund3

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP MFS Value Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
Massachusetts Financial Services Company (“MFS” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, pursues its objective by investing at least 80% of its net assets in common stocks and other equity securities. Although the Fund primarily focuses on investing in U.S. companies, the Fund also may invest up to 25% of its assets in foreign equity securities.
MFS normally invests at least 80% of the Fund's net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
The Sub-Adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
For purposes of the Fund's 80% policy, net assets include the amount of any borrowings for investment purposes.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in
6

shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.55% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Massachusetts Financial Services Company (“MFS”), 111 Huntington Avenue, Boston, Massachusetts,
02199, commonly known as MFS Investment Management, acts as the investment adviser to investment companies, separate accounts and other clients. MFS is a majority owned subsidiary of Sun Life of Canada
(U.S.) Financial Services Holdings Inc., which in turn is an indirect wholly owned subsidiary of Sun Life
Financial, Inc. (a diversified financial services company). As of December 31, 2025, net assets under management of the MFS organization were approximately $651 billion.

MFS Portfolio Managers	Nevin Chitkara and Katherine Cannan are responsible for the day-to-day management of the Fund's assets.

Nevin Chitkara is an Investment Officer and Portfolio Manager at MFS. Mr. Chitkara has been employed in the investment area of MFS since 1997. He holds a B.S. from Boston University and an M.B.A. from the
MIT Sloan School of Management. Effective May 1, 2026, Mr. Chitkara will no longer be a portfolio manager of the Fund.

Katherine Cannan is an Investment Officer and Portfolio Manager at MFS. Ms. Cannan has been employed in the investment area of MFS since 2013. She holds a B.A. from Northwestern University and an M.B.A.
from Harvard Business School.

7

Thomas Crowley is an Investment Officer and Portfolio Manager at MFS. Mr. Crowley has been employed in the investment area of MFS since 2007. He holds a B.A. from The College of the Holy Cross and an
M.B.A. from Dartmouth College, Tuck School of Business.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
8

Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another
9

mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP MFS Value Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 52.730	$ 50.605	$ 50.824	$ 57.719	$ 47.407
Income (loss) from investment operations:
Net investment income[1]	0.926	0.908	0.902	0.876	0.744
Net realized and unrealized gain (loss)	5.826	5.182	2.988	(4.561)	11.259
Total from investment operations	6.752	6.090	3.890	(3.685)	12.003
Less dividends and distributions from:
Net investment income	(0.905)	(0.926)	(0.885)	(0.951)	(0.758)
Net realized gain	(3.895)	(3.039)	(3.224)	(2.259)	(0.933)
Total dividends and distributions	(4.800)	(3.965)	(4.109)	(3.210)	(1.691)
Net asset value, end of period	$ 54.682	$ 52.730	$ 50.605	$ 50.824	$ 57.719
Total return[2]	13.06%	11.84%	8.07%	(6.07%)	25.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,060,955	$965,722	$926,670	$823,716	$962,574
Ratio of expenses to average net assets	0.61%	0.61%	0.62%	0.63%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	1.69%	1.67%	1.80%	1.66%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.65%	1.63%	1.76%	1.63%	1.38%
Portfolio turnover	12%	12%	15%	14%	9%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP MFS Value Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 52.635	$ 50.524	$ 50.758	$ 57.652	$ 47.359
Income (loss) from investment operations:
Net investment income[1]	0.787	0.770	0.776	0.743	0.607
Net realized and unrealized gain (loss)	5.810	5.168	2.975	(4.560)	11.239
Total from investment operations	6.597	5.938	3.751	(3.817)	11.846
Less dividends and distributions from:
Net investment income	(0.773)	(0.788)	(0.761)	(0.818)	(0.620)
Net realized gain	(3.895)	(3.039)	(3.224)	(2.259)	(0.933)
Total dividends and distributions	(4.668)	(3.827)	(3.985)	(3.077)	(1.553)
Net asset value, end of period	$ 54.564	$ 52.635	$ 50.524	$ 50.758	$ 57.652
Total return[2]	12.78%	11.57%	7.80%	(6.31%)	25.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,144,712	$1,075,007	$1,087,591	$1,063,891	$1,263,214
Ratio of expenses to average net assets	0.86%	0.86%	0.87%	0.88%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.90%	0.91%	0.91%	0.90%
Ratio of net investment income to average net assets	1.44%	1.42%	1.55%	1.41%	1.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.40%	1.38%	1.51%	1.38%	1.13%
Portfolio turnover	12%	12%	15%	14%	9%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP Mondrian Global Income Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Mondrian Global Income Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Mondrian Global Income Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Mondrian Global Income Fund (the “Fund”) is to seek current income consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	0.76%	1.01%
Less Fee Waiver[1]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.66%	0.91%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.1025% on the first $350 million of the Fund’s average daily net assets; 0.1125% on the next $175 million of the Fund’s average daily net assets; 0.1225% on the next $175 million of the Fund’s average daily net assets; and 0.1375% of the Fund’s average daily net assets in excess of $700 million. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$67	$233	$413	$933
Service Class	$93	$312	$548	$1,227
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
LVIP Mondrian Global Income Fund1

Principal Investment Strategies
The Fund, under normal circumstances, invests mainly in debt securities of U.S. and non-U.S. governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A supranational organization is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. The Fund’s investment in debt securities may be represented by derivative instruments with bond-like characteristics or derivative instruments that provide exposure to debt securities, such as futures, options and swap agreements. The Fund may invest in mortgage dollar rolls. Derivatives whose reference securities are investment grade are considered by the Fund to be investment grade.
Debt securities may be of any maturity, and include bonds (sovereign and corporate), notes, bills and debentures. The Fund focuses on investment grade bonds, which are issues rated in the top four rating categories by independent rating organizations such as Standard & Poor’s or Moody’s Investors Service, or if unrated, are determined by the Fund’s sub-advisers to be of comparable quality. The Fund may invest up to 25% of its assets in bonds that are rated below investment grade including high yield bonds (otherwise known as “junk bonds”) and bonds that are in default at time of purchase. Generally, lower rated securities pay higher yields than higher rated securities to compensate investors for the higher risk. The Fund may invest a significant portion of its assets in emerging markets. The Fund may invest in the domestic bond market in China through the China – Hong Kong Bond Connect Program (“Bond Connect”).
The Fund may enter into various derivative strategies for hedging purposes, or for non-hedging purposes such as to increase liquidity, as a substitute for taking a position directly in the underlying asset, or to enhance returns or generate income. These strategies include forward currency contracts, cross currency forwards, financial futures contracts, currency futures contracts, options on currencies, options on currency futures contracts and swap agreements. The results of these strategies may represent, at times, a significant component of the Fund's investment returns. The successful use of derivative currency transactions will usually depend on the ability of the sub-adviser to accurately forecast currency exchange rate movements. Swap agreements may include interest rate, index, total return, currency and credit default swaps. Interest rate futures and swaps may be used to implement the sub-adviser's views on interest rates, quickly adjust portfolio duration or efficiently handle cash flows. The use of derivatives may allow the Fund to obtain net long or net negative (short) exposures to selected currencies, interest rates, countries, duration or credit risks.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. Mondrian Investment Partners Limited (“Mondrian”) serve as the Fund’s sub-adviser. The sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to the sub-adviser. Such allocations are subject to change at the discretion of the Adviser.
Mondrian's approach in selecting investments for the Fund is oriented to country selection and is value driven. In selecting fixed-income instruments, Mondrian identifies those countries' fixed income markets that it believes will provide the U.S. domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. In an attempt to reduce the fluctuations that currency exchange rates may have on the portfolio, Mondrian will use various derivative instruments to hedge a significant portion of the currency exposure in its portfolio.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
2LVIP Mondrian Global Income Fund

•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
•
Bond Connect (China and Hong Kong) Risk. Trading in bonds through the China – Hong Kong Bond Connect Program (“Bond Connect”) is subject to certain restrictions and risks that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. For example, there is the risk that the Fund may have a limited ability to enforce its rights as a bondholder. These risks are heightened by the underdeveloped state of the PROC’s investment and banking systems in general.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the
LVIP Mondrian Global Income Fund3

investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	9.57%
Lowest Quarterly Return	Q2 2022	(7.67%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Mondrian Global Income Fund – Standard Class	6.39%	-3.30%	0.36%
LVIP Mondrian Global Income Fund – Service Class	6.14%	-3.54%	0.11%
Morningstar Global Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.82%	-2.82%	0.87%
Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Mondrian Investment Partners Limited (“Mondrian”)
Portfolio Managers

LFI Portfolio Manager	Company Title	Experience with Fund
Maria Ma, CFA	Vice President and Managing Director	Since May 2016

4LVIP Mondrian Global Income Fund

Mondrian Portfolio Managers	Company Title	Experience with Fund
David Wakefield	Chief Investment Officer – Global Fixed Income & Currency	Since May 2009
Matthew Day	Senior Portfolio Manager	Since April 2012
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Mondrian Global Income Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek current income consistent with the preservation of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, invests mainly in debt securities of U.S. and non-U.S. governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A supranational organization is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. The Fund’s investment in debt securities may be represented by derivative instruments with bond-like characteristics or derivative instruments that provide exposure to debt securities, such as futures, options and swap agreements. The Fund may invest in mortgage dollar rolls. Derivatives whose reference securities are investment grade are considered by the Fund to be investment grade.
Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Debt securities may be of any maturity, and include bonds (sovereign and corporate), notes, bills and debentures. Although the Fund may buy bonds rated in any category, it focuses on investment grade bonds. These are issues rated in the top four rating categories by independent rating organizations such as Standard & Poors or Moody's Investors Service, or if unrated, are determined by the Fund's sub-advisers to be of comparable quality. The Fund may invest up to 25% of its assets in bonds that are rated below investment grade including high yield bonds (otherwise known as “junk” bonds) and bonds that are in default at time of purchase. Generally, lower rated securities pay higher yields than higher rated securities to compensate investors for the higher risk. The Fund may invest a significant portion of its assets in emerging markets. The Fund may invest in the domestic bond market in China through the China – Hong Kong Bond Connect Program (“Bond Connect”).
The Fund may enter into various derivative strategies for hedging purposes, or for non-hedging purposes such as to increase liquidity, as a substitute for taking a position directly in the underlying asset, or to enhance returns or generate income. These strategies include forward currency contracts, cross currency forwards, financial futures contracts, currency futures contracts, options on currencies, options on currency futures contracts and swap agreements.
•
Forward currency contract - An agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. When used for hedging purposes, a forward contract could be used to protect against possible declines in a currency's value where a security held or to be purchased by the Fund is denominated in that currency.
•
Cross currency forward (or cross-hedge) - A forward contract to sell a specific foreign currency in exchange for another foreign currency. The Fund may use a cross currency forward when it believes that the price of one foreign currency will experience a movement against another foreign currency.
•
Futures contract - An agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date. A financial futures contract relates to a specific security or securities.
•
Options - A contract representing the right to purchase or sell an underlying asset or security at a specific price, and this right lasts until a specific date. There are options, for example, on U.S. Government securities, futures contracts, forward contracts, and foreign currencies.
•
Swap agreements - A contract between an investor and, typically, a brokerage firm or bank (the swap counterparty) that provides for a payment that is contingent upon a particular financial or economic event. Swap agreements may include interest rate, index, total return, currency and credit default swaps. For credit default swaps, the “buyer” of a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a particular debt obligation. As a “buyer” of a credit default swap, for example, the Fund would be purchasing the obligation of the counterparty to offset losses the Fund could experience upon the occurrence of a credit event with respect to a particular debt obligation. Interest rate futures and swaps may be used to implement the sub-adviser's views on interest rates, quickly adjust portfolio duration or efficiently handle cash flows.
The results of derivative strategies may represent, at times, a significant component of the Fund's investment returns. The successful use of derivative currency transactions will usually depend on the ability of the sub-adviser to accurately forecast currency exchange rate movements. The use of derivatives may allow the Fund to obtain net long or net negative (short) exposures to selected currencies, interest rates, countries, duration or credit risks.
Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. Mondrian Investment Partners Limited (“Mondrian”) serves as the Fund’s sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Adviser allocates to the sub-adviser. Such allocations are subject to change at the discretion of the Adviser.
6

Mondrian's approach in selecting investments for the Fund is oriented to country selection and is value driven. In selecting fixed-income instruments, Mondrian identifies those countries' fixed income markets that it believes will provide the U.S. domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. Mondrian conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed income markets are selected for investment. The core of the fundamental research effort is a value-oriented prospective real yield approach which looks at today's yield in each market and subtracts from it forecasted inflation for the next two years to identify value as a forward looking potential real yield. Comparisons of the values of different possible investments are then made. The higher the prospective real yield, the higher the relative allocation and conversely the lower the prospective real yield, the lower the allocation or even a zero allocation.
In an attempt to reduce fluctuations that currency exchange rates may have on the portfolio, Mondrian will use various derivative instruments to hedge a significant portion of the currency exposure in its portfolio.
Mondrian uses forward currency contracts and cross currency forwards for hedging purposes. If a particular currency is expected to decrease against another currency, Mondrian may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
7

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Sovereign Debt Risk. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. Sovereign debtors also may be dependent on expected disbursements from other foreign governments or multinational agencies and the country’s access to, or balance of, trade. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Restructuring may include obtaining additional credit to finance outstanding obligations, reduction and rescheduling of payments of interest and principal, or negotiation of new or amended credit and security agreements. Unlike most corporate debt restructurings, the fees and expenses of financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign debt securities instead of the sovereign entity itself. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments, and similar occurrences may happen in the future.
In the event of a default on sovereign debt, the Fund may have limited legal recourse against the defaulting government entity. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due, and any rights the Fund may have may be restricted pursuant to the terms of applicable treaties with such sovereign entity. If a sovereign entity defaults, it may request additional time in which to pay or for further loans. There may be no legal process for collecting sovereign debt that a government does not pay or such legal process may be relatively more expensive, nor are there bankruptcy proceedings by which the Fund may collect in whole or in part on debt issued by a sovereign entity. In certain cases, remedies must be pursued in the courts located in the country of the defaulting sovereign entity itself, which may further limit the Fund’s ability to obtain recourse.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
8

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Bond Connect (China and Hong Kong) Risk. Trading in bonds through the China – Hong Kong Bond Connect Program (“Bond Connect”) is subject to a number of restrictions and risks that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. These risks are heightened by the underdeveloped state of the PRC’s investment and banking systems in general. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian.
9

Therefore, the Fund’s ability to enforce rights as a bondholder may depend on CMU’s ability or willingness as record-holder of Bond Connect securities to enforce the Fund’s rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose the Fund to the risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in
10

shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Advisers: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-advisers, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.55% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Manager	Maria Ma is responsible for determining the allocation to, and the oversight of, the Fund's sub-advisers.

Maria Ma, CFA, is Vice President, Managing Director and Fixed Income & International Equity Portfolio
Manager within LFI. Ms. Ma joined LFI in 2015 and is a member of LFI’s Investment Committee,
Derivatives Committee, and Asset Allocation Committee, among others. In addition, Ms. Ma serves on the investment sub-committee for Lincoln’s Defined Benefit Plan. Prior to joining LFI, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from
NanKai University in China and an M.S. in finance from Boston College. Ms. Ma also is a Chartered
Financial Analyst® (CFA) Charterholder.

Sub-Adviser
Mondrian is located at Tenth Floor, Sixty London Wall, London EC2M 5TQ, United Kingdom. Mondrian has
been registered as an investment adviser with the SEC since 1990 and provides investment advisory services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. As of December 31, 2025, Mondrian managed approximately $52.8 billion in mutual fund, institutional and separately managed accounts.

Mondrian Portfolio Managers	David Wakefield and Matthew Day are responsible for the day-to-day management of the portion of the Fund's assets allocated to Mondrian.
11

David Wakefield, CFA, is the Chief Investment Officer of Global Fixed Income and Currency, chairing the
Global Fixed Income and Currency Committee meetings. Mr. Wakefield joined Mondrian in 2001. He holds a BSc and MSc in Economics from the University of Warwick. He is a Chartered Financial Analyst® (CFA)
Charterholder.

Matthew Day is a Senior Portfolio Manager and member of the Global Fixed Income and Currency
Committee with Mondrian. With the Global Fixed Income and Currency team since 2007, Mr. Day is a quantitative analyst responsible for the continuing development of the company’s proprietary inflation and mortgage-backed securities models. He holds a BSc in Economics with Actuarial Studies from the
University of Southampton and is a Fellow of the Institute of Actuaries.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
12

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
13

LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Mondrian Global Income Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22[1]	12/31/21[2]
Net asset value, beginning of period	$ 8.929	$ 9.625	$ 9.253	$ 10.903	$ 12.086
Income (loss) from investment operations:
Net investment income[3]	0.225	0.218	0.182	0.123	0.088
Net realized and unrealized gain (loss)	0.345	(0.708)	0.190	(1.773)	(0.693)
Total from investment operations	0.570	(0.490)	0.372	(1.650)	(0.605)
Less dividends and distributions from:
Net investment income	(0.047)	—	—	—	(0.175)
Net realized gain	—	—	—	—	(0.217)
Return of capital	—	(0.206)	—	—	(0.186)
Total dividends and distributions	(0.047)	(0.206)	—	—	(0.578)
Net asset value, end of period	$ 9.452	$ 8.929	$ 9.625	$ 9.253	$ 10.903
Total return[4]	6.39%	(5.15%)	4.02%	(15.13%)	(5.09%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,682	$48,062	$48,787	$120,770	$201,394
Ratio of expenses to average net assets	0.66%	0.66%	0.65%	0.64%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.76%	0.75%	0.76%
Ratio of net investment income to average net assets	2.40%	2.34%	1.96%	1.27%	0.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.30%	2.24%	1.85%	1.16%	0.67%
Portfolio turnover	27%	7%	27%	40%	45%

[1]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[2]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

15

	LVIP Mondrian Global Income Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22[1]	12/31/21[2]
Net asset value, beginning of period	$ 8.820	$ 9.510	$ 9.165	$ 10.826	$ 12.006
Income (loss) from investment operations:
Net investment income[3]	0.199	0.192	0.156	0.098	0.059
Net realized and unrealized gain (loss)	0.342	(0.700)	0.189	(1.759)	(0.689)
Total from investment operations	0.541	(0.508)	0.345	(1.661)	(0.630)
Less dividends and distributions from:
Net investment income	(0.023)	—	—	—	(0.156)
Net realized gain	—	—	—	—	(0.217)
Return of capital	—	(0.182)	—	—	(0.177)
Total dividends and distributions	(0.023)	(0.182)	—	—	(0.550)
Net asset value, end of period	$ 9.338	$ 8.820	$ 9.510	$ 9.165	$ 10.826
Total return[4]	6.14%	(5.40%)	3.76%	(15.34%)	(5.33%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$357,287	$378,082	$420,932	$431,610	$574,126
Ratio of expenses to average net assets	0.91%	0.91%	0.90%	0.89%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.01%	1.01%	1.00%	1.01%
Ratio of net investment income to average net assets	2.15%	2.09%	1.71%	1.02%	0.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.05%	1.99%	1.60%	0.91%	0.42%
Portfolio turnover	27%	7%	27%	40%	45%

[1]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[2]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP Mondrian International Value Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Mondrian International Value Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Mondrian International Value Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Mondrian International Value Fund (the “Fund”) is long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.75%	1.00%
Less Fee Waiver[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.74%	0.99%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.015% on the first $1 billion of the Fund’s average daily net assets; and 0.010% of the Fund’s average daily net assets in excess of $1 billion. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and assumes and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$76	$239	$416	$929
Service Class	$101	$317	$551	$1,224
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
LVIP Mondrian International Value Fund1

Principal Investment Strategies
Mondrian Investment Partners Limited (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund pursues its objective by investing primarily in foreign equity securities (principally foreign stocks). Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. Foreign equity securities may trade on U.S. or foreign markets. The Fund may also hold some foreign equity securities of companies in developing and less developed foreign countries (emerging markets). An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The Fund may buy foreign stocks directly or indirectly using, among other instruments, depository receipts. The Fund also may utilize currency-related instruments to manage currency risk.
The Fund, under normal circumstances, invests at least 65% of its assets in the foreign equity securities of companies located in at least five different countries. For this purpose, a company is “located” in that country where its equity securities principally trade.
The Sub-Adviser selects individual foreign stocks using a value style of investment, which means that the Sub-Adviser attempts to invest in stocks believed to be undervalued. The Sub-Adviser’s value-oriented approach places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential. Dividend yield plays a central role in this selection process.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from
2LVIP Mondrian International Value Fund

favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2022	17.75%
Lowest Quarterly Return	Q1 2020	(27.10%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Mondrian International Value Fund – Standard Class	36.38%	11.24%	7.90%
LVIP Mondrian International Value Fund – Service Class	36.05%	10.96%	7.63%
Morningstar Developed Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	32.39%	9.02%	8.47%
LVIP Mondrian International Value Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Mondrian Investment Partners Limited (“Mondrian”)
Portfolio Managers

Mondrian Portfolio Managers	Company Title	Experience with Fund
Nigel A. Bliss, CFA, ASIP	Senior Portfolio Manager	Since May 2014
Alex Simcox, CFA	Head of ESG Investment and Senior Portfolio Manager	Since May 2019
Aileen Gan, CFA	Chief Investment Officer Global and International Equity	Since July 2025
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Mondrian International Value Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer. This objective is non-fundamental and may be changed without shareholder approval.
Mondrian Investment Partners Limited (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund pursues its objective by investing primarily in foreign equity securities (principally foreign stocks). Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. Foreign equity securities may trade on U.S. or foreign markets. The Fund may also hold some foreign equity securities of companies in developing and less developed foreign countries (emerging markets). An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The Fund may buy foreign stocks directly or indirectly using, among other instruments, depositary receipts. The Fund also may utilize currency-related instruments to manage currency risk.
The Fund, under normal circumstances, invests at least 65% of its assets in the foreign equity securities of companies located in at least five different countries. For this purpose, a company is “located” in that country where its equity securities principally trade.
The Sub-Adviser selects individual foreign stocks using a value style of investment, which means that the Sub-Adviser attempts to invest in stocks believed to be undervalued. The Sub-Adviser's value-oriented approach places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential. Dividend yield and real growth in dividends are key drivers of the stock selection process. (Dividend yield is the dollar amount of the dividend paid on one share of stock divided by the market price of one share of that stock.) When selecting individual foreign stocks, the Sub-Adviser also considers whether the future dividends on that stock are expected to increase faster than, slower than, or in-line with the level of inflation. The Sub-Adviser looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. The Sub-Adviser uses this technique to attempt to compare the value of different investments. The Sub-Adviser selects individual foreign stocks from among those offering attractive potential returns. When assessing the potential return from stocks of companies in emerging markets, the Sub-Adviser also considers the additional risks associated with investing in these types of stocks.
When selecting investments, the Sub-Advisor considers the value of foreign currencies. Securities available in an undervalued currency may offer greater potential return, and may be an attractive investment for the Fund.
When selecting investments, the Sub-Adviser also considers such factors as the economic and political conditions in different areas of the world, the growth potential of the different non-U.S. securities markets, and the availability of attractively priced securities within the respective foreign securities markets.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
5

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
6

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
7

Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.67% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Mondrian is located at Tenth Floor, Sixty London Wall, London EC2M 5TQ, United Kingdom. Mondrian has
been registered as an investment adviser with the SEC since 1990 and provides investment advisory services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. As of December 31, 2025, Mondrian managed approximately $52.8 billion in mutual fund, institutional and separately managed accounts.

Mondrian Portfolio Managers	Nigel Bliss, Alex Simcox and Aileen Gan are responsible for the day-to-day management of the Fund's assets.

Nigel A. Bliss, CFA, ASIP, joined Mondrian’s International Equity team in 1995 and is a member of
Mondrian’s International Equity Strategy Committee. Mr. Bliss has covered several markets and sectors during his tenure at Mondrian. Currently, his research focus areas emphasize Scandinavia, Hong Kong and
Singapore, with sector specializations in energy/materials, technology, communication services, and financials. Previously, he worked at Cazenove & Co. He is a graduate of the University of Manchester. He also holds the ASIP designation and is a member of the CFA Institute and the CFA Society of the UK.

Alex Simcox, CFA, joined Mondrian's International Equity team in 2007 and is a member of Mondrian’s
International Equity Strategy Committee. His research focus areas are primarily the UK and Australia, as well as sector specializations in Industrials, Materials, and Energy. Previously, he worked at Ernst and
Young LLP, where he qualified as a Chartered Accountant. He holds a degree in History from Robinson
College, Cambridge. He is a CFA Charterholder, a member of the CFA Institute, the CFA Society of the UK, and the Institute of Chartered Accountants of Scotland.

Aileen Gan, CFA, joined Mondrian in 2005, initially on the International Equity team before moving to the
Global Equity team in 2012. She leads the Global and International Equity teams and serves as chair of both Strategy Committees. Previously, she worked as a consultant at Accenture, specializing in the financial services sector. She holds a Commerce degree from the University of Melbourne, Australia and holds a Master of Commerce degree from the University of New South Wales, Australia. She is a CPA
(Australia) and CFA Charterholder, as well as a member of the CPA Australia, the CFA Institute and the CFA
Society of the UK.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
8

Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly
9

discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial
10

intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Mondrian International Value Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 16.657	$ 16.597	$ 14.273	$ 16.478	$ 15.341
Income (loss) from investment operations:
Net investment income[1]	0.615	0.524	0.475	0.435	0.466
Net realized and unrealized gain (loss)	5.390	0.285	2.384	(2.215)	1.249
Total from investment operations	6.005	0.809	2.859	(1.780)	1.715
Less dividends and distributions from:
Net investment income	(0.813)	(0.565)	(0.535)	(0.425)	(0.578)
Net realized gain	(0.594)	(0.184)	—	—	—
Total dividends and distributions	(1.407)	(0.749)	(0.535)	(0.425)	(0.578)
Net asset value, end of period	$ 21.255	$ 16.657	$ 16.597	$ 14.273	$ 16.478
Total return[2]	36.38%	4.70%	20.11%	(10.76%)	11.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$869,725	$819,125	$813,764	$588,377	$718,353
Ratio of expenses to average net assets	0.74%	0.74%	0.75%	0.76%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.77%	0.78%	0.76%
Ratio of net investment income to average net assets	3.11%	3.01%	3.01%	2.90%	2.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.10%	2.99%	3.00%	2.88%	2.77%
Portfolio turnover	27%	32%	25%	23%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP Mondrian International Value Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 16.642	$ 16.583	$ 14.262	$ 16.465	$ 15.327
Income (loss) from investment operations:
Net investment income[1]	0.565	0.480	0.434	0.397	0.423
Net realized and unrealized gain (loss)	5.380	0.283	2.381	(2.213)	1.250
Total from investment operations	5.945	0.763	2.815	(1.816)	1.673
Less dividends and distributions from:
Net investment income	(0.761)	(0.520)	(0.494)	(0.387)	(0.535)
Net realized gain	(0.594)	(0.184)	—	—	—
Total dividends and distributions	(1.355)	(0.704)	(0.494)	(0.387)	(0.535)
Net asset value, end of period	$ 21.232	$ 16.642	$ 16.583	$ 14.262	$ 16.465
Total return[2]	36.05%	4.43%	19.81%	(10.98%)	10.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$296,329	$257,257	$259,488	$245,783	$289,275
Ratio of expenses to average net assets	0.99%	0.99%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.01%	1.02%	1.03%	1.01%
Ratio of net investment income to average net assets	2.86%	2.76%	2.76%	2.65%	2.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.85%	2.74%	2.75%	2.63%	2.52%
Portfolio turnover	27%	32%	25%	23%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Multi-Manager Global Equity Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Multi-Manager Global Equity Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”) is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses (AFFE)	0.59%	0.59%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.94%	1.29%
Less Expense Reimbursement[2]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.80%	1.15%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.21% of the Fund’s average daily net assets for the Standard Class (and 0.56% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee wavier and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$82	$286	$506	$1,142
Service Class	$117	$395	$694	$1,544
LVIP Multi-Manager Global Equity Managed Volatility Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest at least 80% of their assets in equity securities of U.S. and non-U.S. companies. The Underlying Funds invest in a broad and diverse group of global stocks of companies from both developed and developing markets, including the U.S. The Underlying Funds include funds advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment strategy. Through its investment in Underlying Funds, the Fund allocates assets across a broad and diverse range of U.S. and foreign equity securities with growth and value styles, including large-cap, mid-cap, small-cap and emerging market stocks. The Fund may also allocate a smaller percentage of assets to Underlying Funds that invest in real estate securities (principally, readily marketable equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property). The Underlying Funds may include index funds.
Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income outside of the U.S. or determined to be a foreign equity security in accordance with factors deemed appropriate by the adviser to the Underlying Funds. Foreign equity securities may trade on U.S. or foreign markets. An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a lower per capita gross national product. The Fund invests in Underlying Funds which hold foreign equity securities of companies in developing and less developed foreign countries (“emerging markets”). The Fund, through Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Also, the Underlying Funds may lend their portfolio securities to generate additional income.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying Fund allocation is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports, Form N-CSR and quarterly holdings disclosures.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is
2LVIP Multi-Manager Global Equity Managed Volatility Fund

expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
LVIP Multi-Manager Global Equity Managed Volatility Fund3

•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and
4LVIP Multi-Manager Global Equity Managed Volatility Fund

information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	15.98%
Lowest Quarterly Return	Q1 2020	(16.86%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Multi-Manager Global Equity Managed Volatility Fund – Standard Class	15.81%	10.15%	10.15%
LVIP Multi-Manager Global Equity Managed Volatility Fund – Service Class	15.40%	9.77%	9.77%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP Multi-Manager Global Equity Composite[1] (reflects no deductions for fees, expenses or taxes)	22.27%	11.87%	12.36%
1
The LVIP Multi-Manager Global Equity Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 60% S&P 500® Index, 28% MSCI EAFE® NR Index, 6% MSCI Emerging Market NR Index, and 6% Russell 2000® Index. The LVIP Multi-Manager Global Equity Composite shows how the
LVIP Multi-Manager Global Equity Managed Volatility Fund5

Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the LVIP Multi-Manager Global Equity Composite does not reflect the impact of the managed volatility strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP Multi-Manager Global Equity Managed Volatility Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest at least 80% of their assets in equity securities of U.S. and non-U.S. companies. The Underlying Funds invest in a broad and diverse group of global stocks of companies from both developed and developing markets, including the U.S. The Underlying Funds include funds advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment strategy. Through its investment in Underlying Funds, the Fund allocates assets across a broad and diverse range of U.S. and foreign equity securities with growth and value styles, including large-cap, mid-cap, small-cap and emerging market stocks. The Fund, through Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund normally maintains investment exposure to at least three countries outside of the United States. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may also allocate a smaller percentage of assets to Underlying Funds that invest in real estate securities (principally, readily marketable equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property). The Underlying Funds may include index funds.
Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income outside of the United States or determined to be a foreign equity security in accordance with factors deemed appropriate by the investment adviser of the Underlying Funds. Foreign equity securities may trade on U.S. or foreign markets. Foreign equity securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. The Fund invests in Underlying Funds which hold foreign equity securities of companies in developing and less developed foreign countries (emerging markets). An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a lower per capita gross national product.
Through its investment in the Underlying Funds, the Fund targets investments within the various asset classes described below:
Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Growth companies typically pay little or no dividend.
Value Stocks: Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). Additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry, may be considered in assessing value.
Mid-Cap Stocks: Mid-cap companies are defined for this purpose as companies whose market capitalizations at the time of purchase equal or exceed $500 million but do not exceed that of the largest company as ranked by market capitalization within the Russell MidCap® Index, which as of March 31, 2026 was $120 billion. These companies are generally established companies that may not be well-known to the public.
Small-Cap Stocks: Small-cap companies are defined for this purpose as companies whose market capitalizations are generally in the lowest 10% to 15% of total market capitalization within a country or economic region. A company’s market capitalization will be calculated by multiplying the price of a company’s stock by the number of shares of outstanding common stock.
Real Estate Stocks: A company is generally considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the development, ownership, construction, management or sale of residential, commercial, industrial or other real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial, industrial or other real estate.
Certain Underlying Funds may use derivatives such as futures contracts and options on futures contracts for equity securities and indices to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
While the Fund does not engage in securities lending, the Underlying Funds may lend their portfolio securities to generate additional income.
7

On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation model. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s asset allocation model, the desired asset class exposures, country and regional exposure, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports, Form N-CSR and quarterly holdings disclosures.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in a portfolio of investments that provide exposure to equity securities only upon 60 days' notice to shareholders.
8

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
9

•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
10

Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
11

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines. Securities lending may also have certain potential adverse tax consequences.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out
12

a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally
13

that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
14

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.20% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-advisers.

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
15

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
16

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
17

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 14.638	$ 13.466	$ 11.160	$ 13.930	$ 12.236
Income (loss) from investment operations:
Net investment income[1]	0.141	0.146	0.145	0.178	0.121
Net realized and unrealized gain (loss)	2.173	2.124	2.761	(2.679)	1.824
Total from investment operations	2.314	2.270	2.906	(2.501)	1.945
Less dividends and distributions from:
Net investment income	(0.184)	(0.215)	(0.178)	(0.177)	(0.251)
Net realized gain	(0.265)	(0.883)	(0.422)	(0.065)	—
Return of capital	—	—	—	(0.027)	—
Total dividends and distributions	(0.449)	(1.098)	(0.600)	(0.269)	(0.251)
Net asset value, end of period	$ 16.503	$ 14.638	$ 13.466	$ 11.160	$ 13.930
Total return[2]	15.81%	16.84%	26.01%	(17.93%)	15.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,059	$1,884	$1,507	$3,189	$3,850
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.35%	0.33%	0.37%	0.40%	0.38%
Ratio of net investment income to average net assets	0.90%	0.99%	1.16%	1.50%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	0.87%	1.00%	1.31%	0.72%
Portfolio turnover	20%	14%	15%	18%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
18

	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 14.622	$ 13.452	$ 11.145	$ 13.907	$ 12.219
Income (loss) from investment operations:
Net investment income[1]	0.086	0.094	0.101	0.136	0.073
Net realized and unrealized gain (loss)	2.166	2.119	2.752	(2.672)	1.820
Total from investment operations	2.252	2.213	2.853	(2.536)	1.893
Less dividends and distributions from:
Net investment income	(0.125)	(0.160)	(0.124)	(0.134)	(0.205)
Net realized gain	(0.265)	(0.883)	(0.422)	(0.065)	—
Return of capital	—	—	—	(0.027)	—
Total dividends and distributions	(0.390)	(1.043)	(0.546)	(0.226)	(0.205)
Net asset value, end of period	$ 16.484	$ 14.622	$ 13.452	$ 11.145	$ 13.907
Total return[2]	15.40%	16.44%	25.58%	(18.22%)	15.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,448	$93,714	$91,337	$98,707	$127,109
Ratio of expenses to average net assets[3]	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.70%	0.68%	0.72%	0.75%	0.73%
Ratio of net investment income to average net assets	0.55%	0.64%	0.81%	1.15%	0.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.41%	0.52%	0.65%	0.96%	0.37%
Portfolio turnover	20%	14%	15%	18%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
19

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
20

Lincoln Variable Insurance Products Trust
LVIP PIMCO Low Duration Bond Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP PIMCO Low Duration Bond Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP PIMCO Low Duration Bond Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP PIMCO Low Duration Bond Fund (the “Fund”) is to seek a high level of current income consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	0.69%	0.94%
Less Fee Waiver and Expense Reimbursement[1]	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.60%	0.85%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.050% on the first $500 million of the Fund’s average daily net assets; and 0.075% of the Fund’s average daily net assets in excess of $500 million. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and Interest Expense) exceed 0.50% of the Fund’s average daily net assets for the Standard Class (and 0.75% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$61	$212	$375	$850
Service Class	$87	$291	$511	$1,146
LVIP PIMCO Low Duration Bond Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 243% of the average value of its portfolio.
Principal Investment Strategies
Pacific Investment Management Company (PIMCO) (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on a forecast for interest rates by the Sub-Adviser. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in this prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often
2LVIP PIMCO Low Duration Bond Fund

considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
•
Collateralized Debt Obligations (CDOs) Risk. The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE), especially during a period of market volatility. CDOs may be illiquid securities and subject to the Fund’s restrictions on investments in illiquid securities. The Fund’s investment in CDOs will not receive the same investor protection as an investment in registered securities. Also, prices of CDO tranches can decline considerably.
•
Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.
•
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Variable and Floating Rate Securities Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
•
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.
•
Short Sale Risk. Short sale strategies entail certain unique risks. Short sales involve the risk of loss by buying a security at a higher price than the price at which the Fund previously sold the security short. Because a loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
LVIP PIMCO Low Duration Bond Fund3

•
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Borrowing Risk. Borrowing may exaggerate changes in the net asset value of the Fund’s shares and in the return on the Fund’s portfolio.
•
Dollar Rolls Risk. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
•
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
•
Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund.
•
Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
•
When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risk. A fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
4LVIP PIMCO Low Duration Bond Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	3.56%
Lowest Quarterly Return	Q1 2022	(3.19%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP PIMCO Low Duration Bond Fund – Standard Class	5.47%	1.91%	2.24%
LVIP PIMCO Low Duration Bond Fund – Service Class	5.21%	1.65%	1.99%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO”)
Portfolio Manager

PIMCO Portfolio Manager	Company Title	Experience with Fund
Jerome M. Schneider	Managing Director	Since May 2014
Daniel Hyman	Managing Director	Since May 2026
Nate Chiaverini	Senior Vice President	Since July 2016
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
LVIP PIMCO Low Duration Bond Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP PIMCO Low Duration Bond Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on a forecast for interest rates by Pacific Investment Management Company (PIMCO) (the “Sub-Adviser”). Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in this prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. Capital appreciation of Fixed Income Instruments generally results from decreases in market interest rates, foreign currency appreciation, or improving credit fundamentals for a particular market sector or security. In selecting investments for the Fund, the Sub-Adviser develops an outlook for interest rates, currency exchange rates and the economy, analyzes credit and call risks, and uses other investment selection techniques. The proportion of the Fund’s assets committed to investments with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Sub-Adviser’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.
With respect to fixed income investing, the Sub-Adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The Sub-Adviser identifies these areas by grouping Fixed Income Instruments into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. In seeking to identify undervalued currencies, the Sub-Adviser may consider many factors, including but not limited to longer-term analysis of relative interest rates, inflation rates, real exchange rates, purchasing power parity, trade account balances and current account balances, as well as other factors that influence exchange rates such as flows, market technical trends and government policies. Sophisticated proprietary software then assists in evaluating sectors and pricing specific investments.
Once investment opportunities are identified, the Sub-Adviser will shift assets among sectors depending upon changes in relative valuations, credit spreads and other factors. There is no guarantee that the Sub-Adviser’s investment selection techniques will produce the desired results.
“Fixed Income Instruments,” as used generally in this prospectus, includes:
•
securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•
corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•
mortgage-backed and other asset-backed securities;
•
inflation-indexed bonds issued both by governments and corporations;
•
structured notes, including hybrid or “indexed” securities and event-linked bonds;
•
bank capital and trust preferred securities;
•
loan participations and assignments;
•
delayed funding loans and revolving credit facilities;
7

•
bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•
repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
•
debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•
obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•
obligations of international agencies or supranational entities.
Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.
The Fund may invest in derivatives based on Fixed Income Instruments.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in debt securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
8

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
Collateralized Debt Obligations (CDOs) Risk. The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE), especially during a period of market volatility. CDOs may be illiquid securities and subject to the Fund’s restrictions on investments in illiquid securities. The Fund’s investment in CDOs will not receive the same investor protection as an investment in registered securities. Also, prices of CDO tranches can decline considerably.
In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks, such as: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may produce disputes with the issuer, difficulty in valuing the security or unexpected investment results.
Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risk as apply to the underlying security.
High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid. Although certain loans are secured by collateral, there could be delays or limitations in realizing on such collateral or the collateral holder’s interest may be subordinated to other indebtedness of the obligor. Economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some loans and certain loans may be subject to restrictions upon resale. The inability to dispose of loans in a timely fashion could result in losses.
9

Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable and floating rate securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, these securities will not generally increase in market value if interest rates decline. Although, when interest rates decline, there will be a reduction in the payments of interest received by the Fund from these securities. Limits on the aggregate amount such a security’s interest rate may increase over its lifetime or during any one adjustment period can prevent the interest rate from ever adjusting to prevailing market rates. Certain of these securities may be subject to greater liquidity risk, which could make them more difficult to sell at any given time.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Short Sale Risk. Short sale strategies entail certain unique risks. When selling a security short, the Fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short.
In addition, if the Fund had to deliver the securities sold short when other short sellers of the security also want to close out their positions, a “short squeeze” can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund’s loss on a long position arises from decreases in the value of the security and therefore is limited because the security’s value cannot drop below zero. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
10

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to
11

reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Borrowing Risk. Borrowing may exaggerate changes in the net asset value of the Fund’s shares and in the return on the Fund’s portfolio. Borrowing costs the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s performance. Borrowing may cause the Fund to liquidate positions to satisfy its obligations when it may not be advantageous to do so.
Dollar Rolls Risk. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund.
Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risk. A fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, there could be losses both from the investment opportunity of the assets set aside to pay for the security and from any gains missed in the security’s price.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
12

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.44% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Pacific Investment Management Company LLC (“PIMCO”), based in Newport Beach, California, has managed investment portfolios for public and private pension and retirement plans, educational institutions, foundations, endowments, corporations, financial advisors, individuals and others for nearly
40 years. As of December 31, 2025, PIMCO, and its affiliates, had over $2.26 trillion in assets under management.

PIMCO Portfolio Manager	Jerome Schneider, Daniel Hyman and Nate Chiaverini are responsible for the day-to-day management of the Fund's assets.

Jerome M. Schneider is a managing director in the Newport Beach office and leader of short-term portfolio management and funding. Morningstar named him Fixed-Income Fund Manager of the Year
(U.S.) for 2015. Prior to joining PIMCO in 2008, Mr. Schneider was a senior managing director with Bear
Stearns. There he most recently specialized in credit and mortgage-related funding transactions and helped develop one of the first “repo” conduit financing companies. Additionally, during his tenure at Bear
Stearns he held various positions on the municipal and fixed income derivatives trading desks. He has 30 years of investment experience and holds an undergraduate degree in economics and international relations from the University of Pennsylvania and an MBA from the Stern School of Business at New York
University.

Daniel Hyman is a Managing Director and leads the agency mortgage portfolio management team in the
Newport Beach office. He is also a senior portfolio manager on the StocksPLUS, Total Return, and Low
Duration teams. He is the lead portfolio manager for the firm's mortgage ETF, as well as the Ginnie Mae and Mortgage Opportunities strategies and the StocksPLUS Absolute Return strategies. Mr. Hyman and team have been recognized by Lipper for their long-term performance in both of the flagship mortgage strategies. Prior to joining PIMCO in 2008, Mr. Hyman was a vice president at Credit Suisse, where he traded agency pass-throughs. He has 23 years of investment experience and holds an undergraduate degree from Lehigh University.

13

Nate Chiaverini is a senior vice president and portfolio manager on the short-term desk in the Newport
Beach office. Prior to joining PIMCO in 2012, he was a vice president and portfolio manager at BlackRock, focusing on institutional multi-sector portfolios. Prior to this, he held trading and strategy research positions within interest rate derivatives and mortgage-backed securities at Barclays Capital. He has 22 years of investment experience and holds a bachelor's degree in economics and history from the
University of Colorado and an MBA in analytic finance and economics from the University of Chicago
Booth School of Business.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
14

The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products
15

that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
16

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. The total return in these financial highlights reflects the return set forth in the Fund’s most recent annual report, which may differ slightly from the total return in the bar chart and table in this prospectus as a result of adjustments for financial reporting purposes. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP PIMCO Low Duration Bond Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.318	$ 9.282	$ 9.167	$ 9.854	$ 10.085
Income (loss) from investment operations:
Net investment income[1]	0.404	0.405	0.353	0.174	0.105
Net realized and unrealized gain (loss)	0.105	0.068	0.092	(0.655)	(0.170)
Total from investment operations	0.509	0.473	0.445	(0.481)	(0.065)
Less dividends and distributions from:
Net investment income	(0.366)	(0.437)	(0.328)	(0.143)	(0.115)
Return of capital	—	—	(0.002)	(0.063)	(0.051)
Total dividends and distributions	(0.366)	(0.437)	(0.330)	(0.206)	(0.166)
Net asset value, end of period	$ 9.461	$ 9.318	$ 9.282	$ 9.167	$ 9.854
Total return[2]	5.47%	5.13%	4.87%	(4.88%)	(0.64%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,904	$27,368	$87,466	$376,412	$135,986
Ratio of expenses to average net assets[3]	0.60%	0.73%	0.66%	0.51%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.81%	0.74%	0.58%	0.57%
Ratio of net investment income to average net assets[4]	4.23%	4.28%	3.79%	1.85%	1.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.14%	4.20%	3.71%	1.78%	1.00%
Portfolio turnover	243%	231%	383%	1,035%	461%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 was 0.50%, 0.50%, 0.50%, 0.50%, and 0.53%, respectively.
[4]
The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 was
4.33%, 4.51%, 3.95%, 1.86%, and 1.04%, respectively.

17

	LVIP PIMCO Low Duration Bond Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.312	$ 9.277	$ 9.162	$ 9.849	$ 10.080
Income (loss) from investment operations:
Net investment income[1]	0.379	0.389	0.325	0.152	0.079
Net realized and unrealized gain (loss)	0.106	0.060	0.095	(0.655)	(0.168)
Total from investment operations	0.485	0.449	0.420	(0.503)	(0.089)
Less dividends and distributions from:
Net investment income	(0.342)	(0.414)	(0.303)	(0.120)	(0.099)
Return of capital	—	—	(0.002)	(0.064)	(0.043)
Total dividends and distributions	(0.342)	(0.414)	(0.305)	(0.184)	(0.142)
Net asset value, end of period	$ 9.455	$ 9.312	$ 9.277	$ 9.162	$ 9.849
Total return[2]	5.21%	4.87%	4.61%	(5.12%)	(0.89%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$842,882	$855,060	$793,063	$789,146	$815,181
Ratio of expenses to average net assets[3]	0.85%	0.90%	0.94%	0.76%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.98%	1.02%	0.83%	0.82%
Ratio of net investment income to average net assets[4]	3.98%	4.11%	3.51%	1.60%	0.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.89%	4.03%	3.43%	1.53%	0.75%
Portfolio turnover	243%	231%	383%	1,035%	461%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 was 0.75%, 0.75%, 0.75%, 0.75%, and 0.78%, respectively.
[4]
The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 was
4.08%, 4.26%, 3.70%, 1.61%, and 0.79%, respectively.

18

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
19

Lincoln Variable Insurance Products Trust
LVIP State Street Bond Index Fund
Formerly LVIP SSGA Bond Index Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street Bond Index Fund, formerly LVIP SSGA Bond Index Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street Bond Index Fund
Formerly LVIP SSGA Bond Index Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street Bond Index Fund (the “Fund”) is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Bond Index*.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.49%	0.74%
Less Fee Waiver[1]	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.37%	0.62%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% on the next $1.5 billion of the Fund's average daily net assets; 0.152% on the next $500 million of the Fund's average daily net assets; 0.157% on the next $2.5 billion of the Fund's average daily net assets and 0.162% of the Fund’s average daily net assets in excess of $5 billion. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$38	$145	$262	$604
Service Class	$63	$224	$400	$907
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
LVIP State Street Bond Index Fund1

Principal Investment Strategies
The Fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Overall sector and quality weightings are also closely replicated to the Bloomberg U.S. Aggregate Bond Index*, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. The Fund, under normal circumstances, invests at least 90% of its assets in bond securities that are held in the Index. In pursuing its objective, and its investment methodology, the Fund may engage in active portfolio trading.
The Fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investing directly in fixed-income securities. The Fund might do so, for example, in order to adjust the interest-rate sensitivity of the Fund to bring it more closely in line with that of the Bloomberg U.S. Aggregate Bond Index*. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.
*
Bloomberg U.S. Aggregate Bond Index is a trademark of Bloomberg Bank PLC and has been licensed for use in connection with the management of the Fund. The Fund is not sponsored by, endorsed, sold or promoted by Bloomberg Bank and Bloomberg Bank makes no representation regarding the advisability of investing in the Fund.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may
2LVIP State Street Bond Index Fund

be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	6.57%
Lowest Quarterly Return	Q1 2022	(5.93%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street Bond Index Fund – Standard Class	6.80%	-0.73%	1.67%
LVIP State Street Bond Index Fund – Service Class	6.53%	-0.97%	1.42%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)
Portfolio Managers

SSGA FM Portfolio Managers	Company Title	Experience with Fund
Marc DiCosimo, CFA	Vice President	Since May 2014
Michael Przygoda, CFA	Vice President	Since May 2016
Read Burns	Vice President	Since November 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
LVIP State Street Bond Index Fund3

Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP State Street Bond Index Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Bond Index*. This objective is non-fundamental and may be changed without shareholder approval.
The Fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Overall sector and quality weightings are also closely replicated to the Bloomberg U.S. Aggregate Bond Index, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. The Fund, under normal circumstances, invests at least 90% of its assets in bond securities that are held in the Index. In pursuing its objective, and its investment methodology, the Fund may engage in active portfolio trading.
While complete replication of the Bloomberg U.S. Aggregate Bond Index is not possible, a stratified sampling approach is employed to build a Fund portfolio whose broad characteristics match those of the Index. Individual securities holdings may differ from the Index, and the Fund may not track the performance of the Index perfectly due to the sampling methodology, expenses and transaction costs, the cash flows into and out of the Fund, and differences between how and when the Fund and the Index are valued.
The Fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investment directly in fixed-income securities. The Fund might do so, for example, in order to adjust the interest-rate sensitivity of the Fund to bring it more closely in line with that of the Bloomberg U.S. Aggregate Bond Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.
*Bloomberg U.S. Aggregate Bond Index is a trademark of Bloomberg Bank PLC and has been licensed for use in connection with the management of the Fund. The Fund is not sponsored by, endorsed, sold or promoted by Bloomberg Bank and Bloomberg Bank makes no representation regarding the advisability of investing in the Fund.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in bond securities that are held in the Bloomberg Barclays U.S. Aggregate Bond Index only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Tracking Error Risk. The Fund attempts to track the performance of the Index. The performance of the Fund may deviate substantially from the Index it tracks. Various factors may affect the Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Fund employs a sampling technique to construct the Fund's portfolio, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index. In addition, the Fund may
5

not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Fund may vary from time to time. In addition, the Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in
6

speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.28% of the Fund's average net assets, net of advisory fee waivers).
7

Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors,
Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly traded financial holding company organized in Massachusetts. As of December 31, 2025, SSGA FM had approximately
$1.34 trillion in assets under management. The Sub-Adviser is registered with the U.S. Securities and
Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Sub-Adviser and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation. As of December 31, 2025, State Street
Investment Management had approximately $5.66 trillion in assets under management.

SSGA FM Portfolio Managers
The Fund is managed by the Fixed Income Beta Solutions Team of State Street Investment Management.
Marc DiCosimo, Michael Przygoda and Read Burns are responsible for the day-to-day management of the
Fund's assets.

Marc DiCosimo, CFA, is a Vice President of State Street Investment Management and a Senior Portfolio
Manager in the Fixed Income Beta Solutions Team within the Fixed Income, Cash and Currency Team.
Prior to joining State Street Investment Management in 2013, Mr. DiCosimo worked at Wellington
Management as a fixed income portfolio analyst on the Mortgage Backed Securities Team. Mr. DiCosimo has twenty years of fixed income experience working at Loomis Sayles and Saxon Mortgage Capital. Mr.
DiCosimo graduated from the University of Richmond with a degree in Accounting. He is a Chartered
Financial Analyst (CFA) and is a member of the CFA Institute and CFA Society Boston, Inc. He is a co-chair of the Mortgage Securitization Council of the Association of Institutional Investors.

Michael Przygoda, CFA, is a Vice President of State Street Investment Management and a Portfolio
Manager in the Fixed Income Beta Solutions Team, managing a variety of securitized and custom aggregate bond strategies. Mr. Przygoda joined State Street Investment Management in 2006. Prior to joining the Fixed Income Beta Solutions Team in 2012, Mr. Przygoda worked as an MBS Trader and a portfolio analyst in the Government Solutions Team and previously managed the Active Fixed Income
Operations Team. Mr. Przygoda received his Bachelor of Arts in Finance from Stonehill College and his
Master of Science in Finance from Suffolk University. Mr. Przygoda has earned the Chartered Financial
Analyst (CFA) designation and is a member of both the CFA Institute and CFA Society Boston, Inc.

Read Burns is a Vice President of State Street Investment Management and a Portfolio Manager in the
Fixed Income Beta Solutions Team. He joined the group from the Global Portfolio Content & Analytics
Team where he served as a specialist covering North American Fixed Income. Prior to joining State Street
Investment Management in 2012, Mr. Burns spent the last 14 years of his career working as an institutional fixed income salesperson. The majority of this time was spent working at Lehman Brothers but also included time at Broadpoint Gleacher and most recently UBS. Before working in sales, Mr. Burns began his career in 1995 working in fixed income operations for Lehman Brothers. Mr. Burns received a
Bachelor of Arts in Economics from Bates College.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
8

In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
9

The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street Bond Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.773	$ 10.006	$ 9.772	$ 11.546	$ 12.057
Income (loss) from investment operations:
Net investment income[1]	0.339	0.319	0.276	0.223	0.189
Net realized and unrealized gain (loss)	0.324	(0.207)	0.238	(1.770)	(0.427)
Total from investment operations	0.663	0.112	0.514	(1.547)	(0.238)
Less dividends and distributions from:
Net investment income	(0.342)	(0.345)	(0.280)	(0.227)	(0.228)
Net realized gain	—	—	—	—	(0.045)
Total dividends and distributions	(0.342)	(0.345)	(0.280)	(0.227)	(0.273)
Net asset value, end of period	$ 10.094	$ 9.773	$ 10.006	$ 9.772	$ 11.546
Total return[2]	6.80%	1.05%	5.30%	(13.44%)	(1.98%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,689,282	$1,743,047	$1,661,113	$1,574,338	$2,033,169
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	3.35%	3.18%	2.79%	2.13%	1.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.23%	3.06%	2.67%	2.01%	1.47%
Portfolio turnover	44%	40%	47%	49%	95%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP State Street Bond Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.777	$ 10.011	$ 9.777	$ 11.550	$ 12.061
Income (loss) from investment operations:
Net investment income[1]	0.314	0.294	0.251	0.197	0.159
Net realized and unrealized gain (loss)	0.324	(0.208)	0.238	(1.770)	(0.427)
Total from investment operations	0.638	0.086	0.489	(1.573)	(0.268)
Less dividends and distributions from:
Net investment income	(0.317)	(0.320)	(0.255)	(0.200)	(0.198)
Net realized gain	—	—	—	—	(0.045)
Total dividends and distributions	(0.317)	(0.320)	(0.255)	(0.200)	(0.243)
Net asset value, end of period	$ 10.098	$ 9.777	$ 10.011	$ 9.777	$ 11.550
Total return[2]	6.53%	0.80%	5.03%	(13.66%)	(2.22%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$876,430	$864,059	$830,223	$812,378	$1,033,836
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.62%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets	3.10%	2.93%	2.54%	1.88%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.98%	2.81%	2.42%	1.76%	1.22%
Portfolio turnover	44%	40%	47%	49%	95%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP State Street Conservative Index Allocation Fund
Formerly LVIP SSGA Conservative Index Allocation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street Conservative Index Allocation Fund, formerly LVIP SSGA Conservative Index Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street Conservative Index Allocation Fund
Formerly LVIP SSGA Conservative Index Allocation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street Conservative Index Allocation Fund (the “Fund”) is to seek a high level of current income, with some consideration given to growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.10%	0.10%
Acquired Fund Fees and Expenses (AFFE)	0.30%	0.30%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.55%	0.80%
Less Expense Reimbursement[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.50%	0.75%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.20% of the Fund’s average daily net assets for the Standard Class (and 0.45% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$51	$171	$302	$684
Service Class	$77	$250	$439	$985
LVIP State Street Conservative Index Allocation Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure, investing in other mutual funds (the “Underlying Funds”). The Fund, under normal circumstances, invests approximately 60% of its assets in Underlying Funds that invest primarily in fixed income securities (bonds), and approximately 40% of its assets in Underlying Funds that primarily invest in equity securities (stocks). The Underlying Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds) and exchange-traded funds. The underlying index funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”), and sub-advised by SSGA Funds Management, Inc.
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions) and inflation-indexed bonds, and a smaller percentage of assets to domestic and foreign equity securities (stocks), including stocks of small- and medium-cap companies and those with growth and value characteristics. Foreign securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
2LVIP State Street Conservative Index Allocation Fund

•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
LVIP State Street Conservative Index Allocation Fund3

•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	9.51%
Lowest Quarterly Return	Q2 2022	(9.02%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street Conservative Index Allocation Fund – Standard Class	12.80%	3.71%	5.57%
LVIP State Street Conservative Index Allocation Fund – Service Class	12.51%	3.45%	5.30%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Conservative Index Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	13.48%	4.26%	6.08%
1
The Conservative Index Allocation Composite, an unmanaged index complied by the Fund's Adviser, is constructed as follows: 50% Bloomberg U.S. Aggregate Bond Index, 17% S&P 500® Index, 14% MSCI EAFE® NR Index, 10% Bloomberg U.S. TIPS Index, 4% MSCI Emerging Markets NR Index, 3% S&P MidCap 400® Index, and 2% Russell 2000® Index. The Conservative Index Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
4LVIP State Street Conservative Index Allocation Fund

Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP State Street Conservative Index Allocation Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a high level of current income with some consideration given to growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in other mutual funds (the “Underlying Funds”) that invest in equity securities (stocks) and/or fixed income securities (bonds). The Fund, under normal circumstances, invests approximately 60% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds), and approximately 40% of its assets in Underlying Funds that primarily invest in equity securities (stocks). The Underlying Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds) and exchange-traded funds. The underlying index funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”), and sub-advised by SSGA Funds Management, Inc.
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions) and inflation-indexed bonds, and a smaller percentage of assets to domestic and foreign equity securities (stocks), including stocks of small- and medium-cap companies and those with growth and value characteristics. Foreign securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Descriptions of the investments of the Underlying Funds within each asset class are listed below:
Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.
Mortgage-Backed Securities: Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a pool of mortgages and direct interests in an underlying pool of mortgages.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Emerging Markets: An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The countries included in this definition will change over time.
Exchange-Traded Funds (“ETFs”): ETFs are similar to conventional mutual funds but are priced and traded like individual stocks, typically on a stock exchange. ETFs generally combine the advantages of indexing with the trading flexibility and continual pricing of individual stocks and bonds.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
6

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
7

•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
8

Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
9

Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the
10

Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
11

Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.15% of the Fund's average net assets).
LFI Portfolio Manager	Jay Shearon, Alex Zeng and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
12

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
13

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street Conservative Index Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.512	$ 13.195	$ 12.378	$ 15.237	$ 14.733
Income (loss) from investment operations:
Net investment income[1]	0.384	0.374	0.314	0.340	0.305
Net realized and unrealized gain (loss)	1.342	0.410	1.006	(2.596)	0.634
Total from investment operations	1.726	0.784	1.320	(2.256)	0.939
Less dividends and distributions from:
Net investment income	(0.391)	(0.388)	(0.318)	(0.363)	(0.322)
Net realized gain	(0.268)	(0.079)	(0.185)	(0.240)	(0.113)
Total dividends and distributions	(0.659)	(0.467)	(0.503)	(0.603)	(0.435)
Net asset value, end of period	$ 14.579	$ 13.512	$ 13.195	$ 12.378	$ 15.237
Total return[2]	12.80%	5.94%	10.73%	(14.75%)	6.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,520	$58,715	$55,436	$50,418	$58,531
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.25%	0.25%	0.25%	0.25%	0.24%
Ratio of net investment income to average net assets	2.69%	2.73%	2.43%	2.52%	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.64%	2.68%	2.38%	2.47%	1.96%
Portfolio turnover	13%	25%	13%	16%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

	LVIP State Street Conservative Index Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.505	$ 13.187	$ 12.372	$ 15.227	$ 14.726
Income (loss) from investment operations:
Net investment income[1]	0.347	0.340	0.281	0.306	0.266
Net realized and unrealized gain (loss)	1.339	0.410	1.004	(2.593)	0.632
Total from investment operations	1.686	0.750	1.285	(2.287)	0.898
Less dividends and distributions from:
Net investment income	(0.354)	(0.353)	(0.285)	(0.328)	(0.284)
Net realized gain	(0.268)	(0.079)	(0.185)	(0.240)	(0.113)
Total dividends and distributions	(0.622)	(0.432)	(0.470)	(0.568)	(0.397)
Net asset value, end of period	$ 14.569	$ 13.505	$ 13.187	$ 12.372	$ 15.227
Total return[2]	12.51%	5.69%	10.46%	(14.96%)	6.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,543	$84,321	$85,116	$81,908	$103,670
Ratio of expenses to average net assets[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.50%	0.50%	0.50%	0.50%	0.49%
Ratio of net investment income to average net assets	2.44%	2.48%	2.18%	2.27%	1.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.39%	2.43%	2.13%	2.22%	1.71%
Portfolio turnover	13%	25%	13%	16%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP State Street Emerging Markets Equity Index Fund
Formerly LVIP SSGA Emerging Markets Equity Index Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street Emerging Markets Equity Index Fund, formerly LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street Emerging Markets Equity Index Fund
Formerly LVIP SSGA Emerging Markets Equity Index Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street Emerging Markets Equity Index Fund (the “Fund”) is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses	0.64%	0.89%
Less Expense Reimbursement[1]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.50%	0.75%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.50% of the Fund’s average daily net assets for the Standard Class (and 0.75% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$51	$191	$343	$785
Service Class	$77	$270	$479	$1,083
LVIP State Street Emerging Markets Equity Index Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund is an “index” fund that seeks to track, before fees and expenses, the total return of the MSCI Emerging Markets Index* (the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.
In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to create a portfolio of securities with generally the same risk and return characteristics as those of the Index. The number of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Sub-Adviser may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index, in approximately the same proportions as the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.
The Fund, under normal circumstances, generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities included in the Index or in other securities of emerging market companies providing exposure comparable, in the Sub-Adviser’s view, to securities comprising the Index. An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the Index at the time of purchase. These securities may be represented by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or Participatory Notes (P-Notes). The notional value of the Fund’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Sub-adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Fund may invest a portion of its assets in cash and cash equivalents, repurchase agreements and money market instruments, such as money market funds (including money market funds advised by the Sub-Adviser).
The Fund may purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may enter into other derivatives transactions, including the use of options, forwards or swap transactions, in lieu of investing directly in the stocks making up the Index. The Fund may also, to the extent permitted by applicable law, invest in shares of other registered investment companies whose investment objectives and policies are similar to those of the Fund (including funds advised by the Sub-Adviser).
The Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging market countries. As of March 31, 2026, the Index comprised 1,204 securities covering large- and mid-cap companies across 24 countries and represented approximately 85% of the market capitalization of MSCI Emerging Markets Investable Market Index (IMI), which is composed of large-, mid- and small-cap companies. As of March 31, 2026, the market capitalization of the companies included in the Index ranged from $172.5 million to $1.4 trillion. Countries covered in the Index have historically included, among others, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. As of March 31, 2026, a significant portion of the Index comprised companies in the financial and information technology sectors, although this may change from time to time. As of March 31, 2026, a significant portion of the Index comprised companies located in China and Taiwan and a significant portion of the Index constituents are denominated in Hong Kong Dollars, although this may change from time to time.
*
MSCI® is a trademark of MSCI Inc. (MSCI), and the Fund has obtained a license to use and to refer to the trademark and the MSCI Emerging Markets Index. The Fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Fund or any index on which such Fund is based.
2LVIP State Street Emerging Markets Equity Index Fund

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Asia-Pacific Countries Risk. Many Asian-Pacific economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies also are dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.
•
Europe Risk. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies.
•
Latin America Risk. The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.
•
Russia Risk. In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions, export and import controls and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
•
China Risk. The Fund currently invests a significant portion of its assets in companies located in China, and therefore, the Fund has more exposure to the market, currency, economic, social, political, regulatory, geopolitical and other risks specific to China.
LVIP State Street Emerging Markets Equity Index Fund3

•
Financial Services Sector Risk. The profitability of many types of financial services companies may be adversely affected in certain market cycles. For example, changing interest rates may restrict the availability and increase the cost of capital for these companies. During a general market downturn or other crises affecting the financial services industry, numerous financial services companies may experience substantial declines in the valuations of their assets and/or take actions that may cause their assets to experience dramatic declines in value. In addition, financial services companies often are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers.
•
Technology Sector Risk. Investments in technology companies are exposed to special risks, such as rapid advances in technology that might cause existing products to become obsolete. Companies in a number of technology industries are also subject to more government regulations and approval processes than many other industries.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
4LVIP State Street Emerging Markets Equity Index Fund

Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	19.02%
Lowest Quarterly Return	Q1 2020	(24.23%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	Since Inception	Inception Date
LVIP State Street Emerging Markets Equity Index Fund – Standard Class	33.48%	3.41%	7.20%	11/1/2018
LVIP State Street Emerging Markets Equity Index Fund – Service Class	33.15%	3.15%	6.93%	11/1/2018
MSCI Emerging Markets Index (net dividends) (reflects no deductions for fees, expenses or taxes)	33.57%	4.20%	7.83%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)
Portfolio Managers

SSGA FM Portfolio Managers	Company Title	Experience with Fund
Thomas Coleman, CFA	Vice President	Since November 2018
Emiliano Rabinovich, CFA	Managing Director	Since March 2023
Xianhang Wu	Vice President	Since May 2026
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
LVIP State Street Emerging Markets Equity Index Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP State Street Emerging Markets Equity Index Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities. This objective is non-fundamental and may be changed without shareholder approval.
SSGA Funds Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund is an “index” fund that seeks to track, before fees and expenses, the total return of the MSCI Emerging Markets Index* (the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.
In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to create a portfolio of securities with generally the same risk and return characteristics as those of the Index. The number of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Sub-Adviser may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index, in approximately the same proportions as the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.
The Fund, under normal circumstances, generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities included in the Index or in other securities of emerging market companies providing exposure comparable, in the Sub-Adviser’s view, to securities comprising the Index. An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the Index at the time of purchase. These securities may be represented by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or Participatory Notes (P-Notes). The notional value of the Fund’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Sub-Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Fund may invest a portion of its assets in cash and cash equivalents, repurchase agreements and money market instruments, such as money market funds (including money market funds advised by the Sub-Adviser).
The Fund may purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may enter into other derivatives transactions, including the use of options, forwards or swap transactions, in lieu of investing directly in the stocks making up the Index. The Fund may also, to the extent permitted by applicable law, invest in shares of other registered investment companies whose investment objectives and policies are similar to those of the Fund (including funds advised by the Sub-Adviser).
The Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging market countries. As of March 31, 2026, the Index comprised 1,204 securities covering large- and mid-cap companies across 24 countries and represented approximately 85% of the market capitalization of MSCI Emerging Markets Investable Market Index (IMI), which is composed of large-, mid- and small-cap companies. As of March 31, 2026, the market capitalization of the companies included in the Index ranged from $172.5 million to $1.4 trillion. Countries covered in the Index have historically included, among others, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. As of March 31, 2026, a significant portion of the Index comprised companies in the financial and information technology sectors, although this may change from time to time. As of March 31, 2026, a significant portion of the Index comprised companies located in China and Taiwan and a significant portion of the Index constituents are denominated in Hong Kong Dollars, although this may change from time to time.
The Index is sponsored by MSCI, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser, or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Additional Index Information. The Index’s components are reconstituted and rebalanced semi-annually. The Index Provider classifies each issuer in one country. The Index Provider generally determines the country classification of an issuer based on the issuer’s country of incorporation and the primary listing of its securities. To the extent that an issuer is incorporated in a different country than the country in which its securities are principally traded, the Index Provider considers the following additional set of criteria to determine
7

the issuer’s country classification: (i) the secondary listings of the issuer’s securities, if any (ii) the geographic distribution of the issuer’s shareholder base (iii) the location of the issuer’s headquarters (iv) the geographic distribution of the issuer’s operations (in terms of assets and revenues) (v) the issuer’s history with respect to these criteria and (vi) the country in which investors consider the issuer to be most appropriately classified based on communications between the Index Provider and investors.
*
MSCI® is a trademark of MSCI Inc. (MSCI), and the Fund has obtained a license to use and to refer to the trademark and the MSCI Emerging Markets Index. The Fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Fund or any index on which such Fund is based.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in securities held by its benchmark index, currently the MSCI Emerging Markets Index, or in other securities of emerging market companies providing exposure comparable to the securities comprising the Index, only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Tracking Error Risk. The Fund attempts to track the performance of the Index. The performance of the Fund may deviate substantially from the Index it tracks. Various factors may affect the Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Fund employs a sampling technique to construct the Fund's portfolio, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Fund may vary from time to time. In addition, the Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due
8

to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Asia-Pacific Countries Risk. Many Asian-Pacific economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies also are dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.
The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.
9

Europe Risk. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries.
In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.
Latin America Risk. The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.
Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.
Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital, or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies, and reduce government subsidies in certain industries. Their agreements may not be successful in the long-term, and they may not result in economic stability. These trade arrangements may not be fully implemented, or may be partially or completely unwound. Also, a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and nonparticipating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility. These events also may result in a resurgence in economic protectionism, an undermining of confidence in the Latin American markets and/or an undermining of Latin American economic stability. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries.
Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts, and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.
Russia Risk. In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions, export and import controls and other punitive action taken and resulting future market disruptions, counter sanctions or other retaliatory actions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. This conflict may expand, and military attacks could occur elsewhere in Europe. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets.
In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions. Also, there is no central registration system for shareholders, and it is possible for a shareholder to lose its registration through fraud, negligence, or mere oversight. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity.
China Risk. The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In recent decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things,
10

inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently-reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund’s investments in securities of issuers located in China.
In recent years, certain governmental bodies have considered and, in some cases, imposed sanctions, trade and investment restrictions and notification requirements on China (as well as Hong Kong and Macau), and it is possible that additional restrictions may be imposed in the future. Complying with such restrictions may prevent the Fund from pursuing certain investments; cause delays or other impediments with respect to consummating such investments; require notification of such investments to government authorities; require divestment or freezing of investments on unfavorable terms; render divestment of underperforming investments impracticable; negatively impact the Fund’s ability to achieve its investment objective; prevent the Fund from receiving payments otherwise due it; require the Fund to obtain information about underlying investors; increase diligence and other similar costs to the Fund; render valuation of China-related investments challenging; or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance. Given the complex and evolving relationship between China and certain other countries, it is difficult to predict the impact of such restrictions on market conditions. Foreign relations could also have implications with respect to capital flow and business operations. For example, U.S. social, political, regulatory and economic conditions prompting changes in laws and policies governing foreign trade, manufacturing, developments and investments in China could limit the Fund’s ability to access certain opportunities in China or restrict transaction with certain Chinese issuers and, as a result, could adversely affect the performance of the Fund’s investments.
International relations, such as the China-U.S. relationship regarding trade, currency exchange, intellectual property protection, among other things, could also have implications with respect to capital flow and business operations. U.S. social, political, regulatory and economic conditions prompting changes in laws and policies governing foreign trade, manufacturing, developments and investments in the PRC could adversely affect the performance of a Fund’s investments. For example, in recent years, the U.S. federal government implemented an aggressive trade policy with respect to the PRC, including imposing tariffs on certain imports of the PRC, criticizing the PRC government for its trade policies, taking actions against individual PRC companies, imposing sanctions on certain officials of the Hong Kong government and the PRC central government and issuing executive orders that prohibit certain transactions with certain China-based companies and their respective subsidiaries. Recent events have added to uncertainty in such relations, including restrictions imposed by the U.S. government limiting the ability of U.S. persons to invest in certain Chinese companies and the ability of Chinese companies to engage in activities or transactions inside the U.S. In addition, the PRC government has implemented, and may further implement, measures in response to new trade policies, treaties and tariffs initiated by the U.S. government, for example, the passing of the Hong Kong national security law by the National People’s Congress of China (the “National Security Law”) which criminalizes certain offenses including subversion of the Chinese government and collusion with foreign entities. The National Security Law subsequently prompted the promulgation in the U.S. of the Hong Kong Autonomy Act and executive orders setting forth additional sanctions. More recently, to complement the National Security Law, on March 8, 2024, the Hong Kong government had introduced draft legislation titled “Safeguarding National Security Bill” into the Legislative Council of Hong Kong, with a view to full implementing its constitutional duty of safeguarding national security under Article 23 of the Basic Law (“Article 23”). In view of the potential implementation of Article 23, there is no guarantee as to whether this may trigger further additional sanctions promulgated by the U.S. on Hong Kong, which consequently may impact the PRC. The U.S. has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies, adding a number of new Chinese companies to the Department of Commerce’s Entity List. The United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. It is possible that additional sanctions, export controls and/or investment restrictions will be announced. Escalation of China-U.S. tensions resulting from these events and the retaliatory countermeasures that the national and state governments have taken and may take (including U.S. sanctions and anti-sanction laws in China), as well as other economic, social or political unrest in the future, could have a material adverse effect on or could limit the activities of a subadviser, a Fund or the companies in which a Fund has invested.
Financial Services Sector Risk. The profitability of many types of financial services companies may be adversely affected in certain market cycles. For example, changing interest rates may restrict the availability and increase the cost of capital for these companies. Moreover, when interest rates rise, the value of securities issued by many types of financial services companies generally falls. During a general market downturn or other crises affecting the financial services sector, numerous financial services companies may experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or even declare bankruptcy and/or cease operations. These actions may cause the assets of a financial services company to experience dramatic declines in value. Declining economic conditions may also cause credit losses due to financial difficulties of borrowers. In addition, financial services companies often are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability.
11

Technology Sector Risk. Investments in technology companies are exposed to special risks, such as rapid advances in technology that might cause existing products to become obsolete. Companies in a number of technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, technology companies are dependent upon consumer and business acceptance as new technologies evolve.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
12

Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.34% of the Fund's average net assets).
13

Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors,
Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly traded financial holding company organized in Massachusetts. As of December 31, 2025, SSGA FM had approximately
$1.34 trillion in assets under management. The Sub-Adviser is registered with the U.S. Securities and
Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Sub-Adviser and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation. As of December 31, 2025, State Street
Investment Management had approximately $5.66 trillion in assets under management.

SSGA FM Portfolio Managers
The Fund is managed by the Systematic Equity Team of State Street Investment Management. Thomas
Coleman, Emiliano Rabinovich, and Xianhang Wu are responsible for the day-to-day management of the
Fund's assets.

Thomas Coleman, CFA, is a Vice President of State Street Investment Management and a Senior Portfolio
Manager in the Systematic Equity Team. Within this team, Mr. Coleman is the Emerging Markets Strategy leader and, as such, he is responsible for the management of a variety of commingled, segregated, and exchange traded products benchmarked to international indices, including MSCI Emerging Markets and
ACWI indices, as well as S&P Emerging Markets indices. Mr. Coleman is also responsible for domestic strategies benchmarked to Russell, Standard & Poor’s, and NASDAQ indices. Mr. Coleman holds a
Bachelor of Science in Finance and Accounting from Boston College and a Master of Business Adminis-
tration from Babson College. He also earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Emiliano Rabinovich, CFA, is a Managing Director of State Street Investment Management and Co-Head
of the Systematic Equity Team in the Americas. Within the Systematic Equity Team, he is the strategy leader for their Tax Aware, Smart Beta and ESG products. Mr. Rabinovich manages both traditional indexing and a variety of alternative beta mandates, local and global strategies and fund structures, which include separately managed accounts, commingled funds, mutual funds and ETFs. Mr. Rabinovich joined
State Street Investment Management in Montreal in 2006, where he was the Head of the Indexing Team in
Canada. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a
Master of Arts in Economics from the University of CEMA. He has also earned the Chartered Financial
Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Xianhang Wu, is an Assistant Vice President of State Street Investment Management and a Portfolio
Manager in the Systematic Equity Team. In this capacity, he manages a diverse group of equity index portfolios, with both domestic and international strategies. Previously within the Team, Mr. Wu worked as a portfolio specialist assisting portfolio management and trading teams research index methodologies and trading strategies, as well as presenting investment results and value-add techniques of equity indexing and ESG strategies to institutional clients. Mr. Wu also supported the Active Quantitative Equity Group where he was responsible for research and presentation of performance and underlying mechanics of strategies to institutional clients inclusive of specific alpha models utilized in country/security selection and portfolio construction techniques. Prior to joining State Street Investment Management in 2016, Mr.
Wu worked at Guangfa Fund Management Company as a quantitative research analyst and John Hancock
Life Insurance Company as a business analyst. He holds a Bachelor of Science in Business Administration from Northeastern University.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
14

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
15

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
16

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street Emerging Markets Equity Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.413	$ 10.015	$ 9.522	$ 12.488	$ 13.244
Income (loss) from investment operations:
Net investment income[1]	0.240	0.224	0.238	0.256	0.238
Net realized and unrealized gain (loss)	3.239	0.465	0.588	(2.906)	(0.674)
Total from investment operations	3.479	0.689	0.826	(2.650)	(0.436)
Less dividends and distributions from:
Net investment income	(0.384)	(0.291)	(0.333)	(0.316)	(0.320)
Total dividends and distributions	(0.384)	(0.291)	(0.333)	(0.316)	(0.320)
Net asset value, end of period	$ 13.508	$ 10.413	$ 10.015	$ 9.522	$ 12.488
Total return[2]	33.48%	6.80%	8.83%	(21.19%)	(3.30%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$232,919	$254,576	$328,587	$315,286	$815,846
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.65%	0.58%	0.61%	0.52%
Ratio of net investment income to average net assets	2.02%	2.13%	2.40%	2.37%	1.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.88%	1.98%	2.32%	2.26%	1.74%
Portfolio turnover	4%	5%	15%	11%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

17

	LVIP State Street Emerging Markets Equity Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.383	$ 9.988	$ 9.497	$ 12.456	$ 13.215
Income (loss) from investment operations:
Net investment income[1]	0.211	0.197	0.212	0.222	0.202
Net realized and unrealized gain (loss)	3.224	0.463	0.587	(2.890)	(0.668)
Total from investment operations	3.435	0.660	0.799	(2.668)	(0.466)
Less dividends and distributions from:
Net investment income	(0.355)	(0.265)	(0.308)	(0.291)	(0.293)
Total dividends and distributions	(0.355)	(0.265)	(0.308)	(0.291)	(0.293)
Net asset value, end of period	$ 13.463	$ 10.383	$ 9.988	$ 9.497	$ 12.456
Total return[2]	33.15%	6.54%	8.56%	(21.39%)	(3.54%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,083	$16,677	$15,577	$14,300	$16,247
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.90%	0.83%	0.86%	0.77%
Ratio of net investment income to average net assets	1.77%	1.88%	2.15%	2.12%	1.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.63%	1.73%	2.07%	2.01%	1.49%
Portfolio turnover	4%	5%	15%	11%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

18

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
19

Lincoln Variable Insurance Products Trust
LVIP State Street Global Tactical Allocation Managed Volatility Fund
Formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street Global Tactical Allocation Managed Volatility Fund, formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street Global Tactical Allocation Managed Volatility Fund
Formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street Global Tactical Allocation Managed Volatility Fund (the “Fund”) is to seek long-term growth of capital. Current income is not a consideration.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.24%	0.24%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.71%	0.96%
Less Fee Waiver[2]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.61%	0.86%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$62	$217	$385	$873
Service Class	$88	$296	$521	$1,169
LVIP State Street Global Tactical Allocation Managed Volatility Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure with an active allocation strategy. Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. SSGA Funds Management Inc. (the “Sub-Adviser”) serves as sub-adviser to the Fund’s active allocation strategy. The Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to it. Such allocations are subject to change at the discretion of the Adviser. The Sub-Adviser invests substantially all of the Fund’s assets allocated to it in other mutual funds and exchange-traded funds (collectively, the “Underlying Funds”), including funds advised by the Adviser and Sub-Adviser. The Underlying Funds, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The Sub-Adviser, under normal circumstances, invests approximately 60% of the Fund’s assets allocated to it in Underlying Funds, which invest primarily in equity securities (stocks), and approximately 40% of the Fund’s assets allocated to it in Underlying Funds, which invest primarily in fixed income securities (bonds).
The Sub-Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. The Fund allocates assets in Underlying Funds that invest in equity securities (stocks), including small- and medium-cap stocks and stocks and those with growth and value characteristics. The securities may be foreign equity securities, including emerging market equity securities. Through the investment in Underlying Funds, the Fund may invest a large percentage of the Fund's assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund normally maintains investment exposure to at least three countries outside of the United States. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund allocates a smaller percentage of assets to Underlying Funds that invest in domestic fixed income securities (bonds), including mortgage-backed securities, corporate, government, and inflation-indexed bonds. The Underlying Funds will include, but are not limited to, funds that employ a passive investment style (i.e., index funds), multi-factor funds (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum), and funds that provide exposure to a specific market sector.
On at least an annual basis, the Sub-Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Sub-Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation model.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports, Form N-CSR and quarterly holdings disclosures.
To determine the relative attractiveness of broad asset classes and markets, the Sub-Adviser 's asset allocation models use a disciplined, systematic process. The Sub-Adviser generates and then combines expected risk and return forecasts for a wide variety of asset classes and reassess value across asset-class, including country, style and sector. This set of resulting forecasts is the primary influence in determining the asset allocation over-weights and under-weights. The Sub-Adviser’s investment relies on proprietary quantitative models as well as the Sub-Adviser's fundamental views regarding factors that may not be captured by the quantitative models. The allocations to each asset class will change over time as the Adviser's expectations of each asset class shift.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
2LVIP State Street Global Tactical Allocation Managed Volatility Fund

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed,
LVIP State Street Global Tactical Allocation Managed Volatility Fund3

lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
4LVIP State Street Global Tactical Allocation Managed Volatility Fund

•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Commodities-Related Investment Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investing in commodities, including through commodity-linked derivative instruments is speculative. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts or other derivatives on the relevant commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP State Street Global Tactical Allocation Managed Volatility Fund5

Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	11.66%
Lowest Quarterly Return	Q1 2020	(14.29%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street Global Tactical Allocation Managed Volatility Fund – Standard Class	14.37%	6.61%	6.63%
LVIP State Street Global Tactical Allocation Managed Volatility Fund – Service Class	14.09%	6.34%	6.36%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Global Tactical Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	16.77%	6.38%	7.98%
1
The Global Tactical Allocation Composite, an unmanaged index compiled by the Fund's adviser, is constructed as follows: 30% Bloomberg U.S. Aggregate Bond Index, 26% S&P 500® Index, 20% MSCI EAFE® NR Index, 10% Bloomberg U.S. TIPS Index, 8% Russell 2000® Index and 6% MSCI Emerging Markets NR Index. The Global Tactical Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. The performance of the Global Tactical Allocation Composite does not reflect the impact of the managed volatility strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Manager	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since August 2021
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

SSGA Portfolio Managers	Company Title	Experience with Fund
Michael Martel	Managing Director	Since May 2017
Jeremiah Holly, CFA	Vice President	Since July 2021
The individuals responsible for the Fund’s managed volatility strategy are:

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
6LVIP State Street Global Tactical Allocation Managed Volatility Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP State Street Global Tactical Allocation Managed Volatility Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term growth of capital. Current income is not a consideration. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure with an active allocation strategy. Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. SSGA Fund’s Management Inc. (the “Sub-Adviser”) serves as sub-adviser to the Fund’s active allocation strategy. The Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to it. Such allocations are subject to change at the discretion of the Adviser. The Sub-Adviser invests substantially all of the Fund’s assets allocated to it in other mutual funds and exchange-traded funds (collectively, the “Underlying Funds”), including funds advised by the Adviser or Sub-Adviser which, in turn, invest in equity securities (stocks), and/or fixed income securities (bonds). The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The Sub-Adviser, under normal circumstances, invests approximately 60% of the Fund’s assets allocated to it in Underlying Funds which invest primarily in equity securities (stocks) and approximately 40% of the Fund’s assets allocated to it in Underlying Funds which invest primarily in fixed income securities (bonds).
The Sub-Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. The Fund allocates assets to Underlying Funds that invest in equity securities (stocks), including small- and medium-cap companies and those with growth and value characteristics. The securities may be foreign equity securities, including emerging market equity securities. Through the investment in Underlying Funds, the Sub-Adviser may invest a large percentage of the Fund's assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund normally maintains investment exposure to at least three countries outside of the United States. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund allocates a smaller percentage of assets to Underlying Funds that invest in domestic fixed income securities (bonds), including mortgage-backed securities, corporate, government, and inflation-indexed bonds. The Underlying Funds will include, but are not limited to, funds that employ a passive investment style (i.e., index funds), multi-factor funds (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum), and funds that provide exposure to a specific market sector.
Descriptions of the investments of the Underlying Funds within each asset class are listed below:
Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside the United States. The foreign securities will include securities from emerging market countries. The Sub-Adviser may invest a large percentage of the Fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.
Fixed Income (bonds): Domestic investment grade bonds include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.
Mortgage-Backed Securities: Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a pool of mortgages and direct interests in an underlying pool of mortgages.
Exchange-Traded Funds (“ETFs”): ETFs are similar to conventional mutual funds but are priced and traded like individual stocks, typically on a stock exchange. ETFs generally combine the advantages of indexing with the trading flexibility and continual pricing of individual stocks and bonds.
On at least an annual basis, the Sub-Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Sub-Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation model.
8

The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports, Form N-CSR and quarterly holdings disclosures.
To determine the relative attractiveness of broad asset classes and markets, the Sub-Adviser's asset allocation models use a disciplined, systematic process. The Sub-Adviser generates and then combines expected risk and return forecasts for a wide variety of asset classes and reassess value across asset class, including country, style and sector. This set of resulting forecasts is the primary influence in determining the asset allocation over-weights and under-weights. The Sub-Adviser’s investment relies on proprietary quantitative models as well as the Sub-Adviser's fundamental views regarding factors that may not be captured by the quantitative models. The allocations to each asset class will change over time as the Adviser's expectations of each asset class shift.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is
9

affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
10

Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the
11

S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
12

Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s
13

currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit
14

the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Commodities-Related Investment Risks. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. In addition, the Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total return swaps, commodity-linked futures, and options thereon, is speculative.
The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts or other derivatives on the relevant commodity.
Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
15

Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser(s) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.30% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Manager	Jay Shearon, Jason Forsythe, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

16

Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors,
Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly traded financial holding company organized in Massachusetts. As of December 31, 2025, SSGA FM had approximately
$1.34 trillion in assets under management. The Sub-Adviser is registered with the U.S. Securities and
Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Sub-Adviser and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation. As of December 31, 2025, State Street
Investment Management had approximately $5.66 trillion in assets under management.

SSGA FM Portfolio Managers	Michael Martel and Jeremiah Holly are responsible for the day-to-day management of the portion of the Fund's assets allocated to SSGA FM.

Michael Martel is a Managing Director of State Street Investment Management and the Head of Portfolio
Management in the Americas for State Street Investment Management’s Investment Solutions Group
(ISG). In this role, he is responsible for the design and management of multi-asset class strategies geared towards meeting the investment objectives of a broad and diverse client base. His work with clients includes aligning assets with long and short-term investment objectives, tactical asset allocation, and employing overlay strategies to enhance return and better manage risks. Prior to this role, Mr. Martel led
ISG's Exposure Management Team. He has been working in the investment management field since 1992.
Mr. Martel holds a Bachelor of Arts degree in Economics from the College of the Holy Cross and Master degrees in both Finance and Business Administration from the Carroll School of Management at Boston
College.

Jeremiah Holly, CFA, is a Vice President of State Street Investment Management and a Senior Portfolio
Manager in the Investment Solutions Group (ISG). In this role, he is responsible for managing a variety of multi-asset class portfolios, including tactical asset allocation strategies and model portfolio strategies.
Mr. Holly is actively involved in the investment research that underpins the team’s views across capital markets and also plays a key role in articulating those perspectives and ideas to clients. Before joining
ISG, he was a member of the firm's Consultant Relations department supporting asset allocation and fixed income investment strategies. Mr. Holly graduated from the University of Richmond with a Bachelor of
Arts degree in Economics. He earned the Chartered Financial Analyst (CFA) designation and is a member of both CFA Society Boston, Inc. and CFA Institute.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
17

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
18

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
19

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
20

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street Global Tactical Allocation Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.820	$ 11.141	$ 10.055	$ 12.490	$ 12.446
Income (loss) from investment opera- tions:
Net investment income[1]	0.284	0.294	0.257	0.338	0.375
Net realized and unrealized gain (loss)	1.417	0.816	1.102	(2.137)	1.185
Total from investment operations	1.701	1.110	1.359	(1.799)	1.560
Less dividends and distributions from:
Net investment income	(0.329)	(0.379)	(0.273)	(0.427)	(0.678)
Net realized gain	(0.072)	(0.052)	—	(0.206)	(0.838)
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(0.401)	(0.431)	(0.273)	(0.636)	(1.516)
Net asset value, end of period	$ 13.120	$ 11.820	$ 11.141	$ 10.055	$ 12.490
Total return[2]	14.37%	9.97%	13.51%	(14.33%)	12.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,616	$47,406	$48,276	$43,718	$55,090
Ratio of expenses to average net assets[3]	0.37%	0.36%	0.37%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[3]	0.47%	0.46%	0.47%	0.46%	0.46%
Ratio of net investment income to average net assets	2.26%	2.48%	2.42%	3.05%	2.81%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.16%	2.38%	2.32%	2.95%	2.71%
Portfolio turnover	104%	84%	92%	112%	91%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
21

	LVIP State Street Global Tactical Allocation Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.823	$ 11.142	$ 10.056	$ 12.489	$ 12.446
Income (loss) from investment opera- tions:
Net investment income[1]	0.252	0.264	0.230	0.310	0.341
Net realized and unrealized gain (loss)	1.416	0.816	1.101	(2.136)	1.184
Total from investment operations	1.668	1.080	1.331	(1.826)	1.525
Less dividends and distributions from:
Net investment income	(0.295)	(0.347)	(0.245)	(0.398)	(0.644)
Net realized gain	(0.072)	(0.052)	—	(0.206)	(0.838)
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(0.367)	(0.399)	(0.245)	(0.607)	(1.482)
Net asset value, end of period	$ 13.124	$ 11.823	$ 11.142	$ 10.056	$ 12.489
Total return[2]	14.09%	9.70%	13.22%	(14.54%)	12.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$546,253	$567,095	$609,490	$610,555	$795,264
Ratio of expenses to average net assets[3]	0.62%	0.61%	0.62%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.72%	0.71%	0.72%	0.71%	0.71%
Ratio of net investment income to average net assets	2.01%	2.23%	2.17%	2.80%	2.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.91%	2.13%	2.07%	2.70%	2.46%
Portfolio turnover	104%	84%	92%	112%	91%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
22

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
23

Lincoln Variable Insurance Products Trust
LVIP State Street International Index Fund
Formerly LVIP SSGA International Index Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street International Index Fund, formerly LVIP SSGA International Index Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street International Index Fund
Formerly LVIP SSGA International Index Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street International Index Fund (the “Fund”), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	0.51%	0.76%
Less Fee Waiver[1]	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.38%	0.63%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.097% on the first $1 billion of the Fund’s average daily net assets; and 0.145% of the Fund’s average daily net assets in excess of $1 billion. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$39	$150	$272	$628
Service Class	$64	$230	$410	$930
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
LVIP State Street International Index Fund1

Principal Investment Strategies
The Fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the Fund’s performance, the MSCI EAFE® Index is used as the benchmark. The MSCI EAFE® Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. The Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund, under normal circumstances, invests at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark.
The Fund invests in stock index futures to maintain market exposure and manage cash flow. The Fund may purchase other types of securities that are not primarily investment vehicles, for example American Depository Receipts, Global Depositary Receipts, European Depositary Receipts, and international equity exchange-traded funds (ETFs), and cash equivalents. Although the Fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
2LVIP State Street International Index Fund

•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2022	18.49%
Lowest Quarterly Return	Q1 2020	(23.26%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street International Index Fund – Standard Class	31.18%	8.66%	8.00%
LVIP State Street International Index Fund – Service Class	30.85%	8.39%	7.73%
MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes)	31.22%	8.92%	8.18%
LVIP State Street International Index Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)
Portfolio Managers

SSGA FM Portfolio Managers	Company Title	Experience with Fund
Karl Schneider, CAIA	Managing Director	Since March 2023
Emiliano Rabinovich	Managing Director	Since August 2024
Amy Scofield	Vice President	Since May 2017
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP State Street International Index Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval.
The Fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the Fund’s performance, the MSCI EAFE® Index* is used as the benchmark. The MSCI EAFE® Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. The Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund, under normal circumstances, invests at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark index.
The Fund invests in stock index futures to maintain market exposure and manage cash flow. The Fund may purchase other types of securities that are not primarily investment vehicles, for example American Depository Receipts, Global Depositary Receipts, European Depositary Receipts, and international equity exchange-traded funds (“ETFs”), and cash equivalents. Although the Fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.
The Fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Fund, and differences between how and when the Fund and the index are valued.
* MSCI® and EAFE® are trademarks of MSCI Inc. (MSCI), and the Fund has obtained a license to use and to refer to these trademarks and the MSCI EAFE® Index. The Fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Fund or any index on which such Fund is based.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in stocks held by its benchmark index, currently the MSCI EAFE® Index, only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
5

Tracking Error Risk. The Fund attempts to track the performance of the Index. The performance of the Fund may deviate substantially from the Index it tracks. Various factors may affect the Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Fund employs a sampling technique to construct the Fund's portfolio, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Fund may vary from time to time. In addition, the Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
6

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
7

Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.27% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors,
Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly traded financial holding company organized in Massachusetts. As of December 31, 2025, SSGA FM had approximately
$1.34 trillion in assets under management. The Sub-Adviser is registered with the U.S. Securities and
Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Sub-Adviser and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation. As of December 31, 2025, State Street
Investment Management had approximately $5.66 trillion in assets under management.

SSGA FM Portfolio Managers
The Fund is managed by the Systematic Equity Team of State Street Investment Management. Karl
Schneider, Emiliano Rabinovich and Amy Scofield are responsible for the day-to-day management of the
Fund's assets.

Karl Schneider, CAIA, is a Managing Director of State Street Investment Management and Co-Head of the
Systematic Equity Team in the Americas. He also serves as a Senior Portfolio Manager for a number of the team’s index equity portfolios. Previously within the Team, he was the Deputy Head of the Americas, and prior to that he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. He joined State Street Investment Management in
1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a
Master of Science in Finance from the Carroll School of Management at Boston College. He has earned the
Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Emiliano Rabinovich, CFA, is a Managing Director of State Street Investment Management and Co-Head
of the Systematic Equity Team in the Americas. Within the Systematic Equity Team, he is the strategy leader for their Tax Aware, Smart Beta and ESG products. Mr. Rabinovich manages both traditional indexing and a variety of alternative beta mandates, local and global strategies and fund structures, which include separately managed accounts, commingled funds, mutual funds and ETFs. Mr. Rabinovich joined
State Street Investment Management in Montreal in 2006, where he was the Head of the Indexing Team in
Canada. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a
Master of Arts in Economics from the University of CEMA. He has also earned the Chartered Financial
Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

8

Amy Scofield is a Vice President of State Street Investment Management and a Portfolio Manager in the
Systematic Equity Team. She is responsible for the management of various equity index funds, with domestic and international strategies. Ms. Scofield rejoined State Street Investment Management in
November of 2010, after spending two years at Atlantic Trust Company, a private wealth management firm.
In her role at Atlantic Trust Company, she specialized in asset allocation and performance analysis for high net worth clients. Prior to Atlantic Trust Company, Ms. Scofield was a compliance officer at State Street
Investment Management, where she was responsible for ensuring equity portfolios met specified guidelines. She also worked as an operations associate in State Street Investment Management's
International Structured Products Group. Ms. Scofield holds a Bachelor of Arts in Economics from Boston
College.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
9

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
10

LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street International Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.450	$ 10.462	$ 9.178	$ 11.218	$ 10.374
Income (loss) from investment operations:
Net investment income[1]	0.308	0.285	0.265	0.274	0.277
Net realized and unrealized gain (loss)	2.941	0.066	1.339	(1.888)	0.861
Total from investment operations	3.249	0.351	1.604	(1.614)	1.138
Less dividends and distributions from:
Net investment income	(0.425)	(0.363)	(0.320)	(0.426)	(0.294)
Total dividends and distributions	(0.425)	(0.363)	(0.320)	(0.426)	(0.294)
Net asset value, end of period	$ 13.274	$ 10.450	$ 10.462	$ 9.178	$ 11.218
Total return[2]	31.18%	3.22%	17.57%	(14.32%)	11.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,535,982	$2,047,205	$2,120,494	$2,016,487	$2,734,309
Ratio of expenses to average net assets	0.38%	0.38%	0.39%	0.37%	0.37%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.51%	0.51%	0.51%	0.50%	0.50%
Ratio of net investment income to average net assets	2.52%	2.59%	2.65%	2.86%	2.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.39%	2.46%	2.53%	2.73%	2.35%
Portfolio turnover	9%	3%	3%	3%	3%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP State Street International Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.451	$ 10.463	$ 9.180	$ 11.220	$ 10.375
Income (loss) from investment operations:
Net investment income[1]	0.277	0.257	0.240	0.250	0.249
Net realized and unrealized gain (loss)	2.938	0.067	1.338	(1.889)	0.861
Total from investment operations	3.215	0.324	1.578	(1.639)	1.110
Less dividends and distributions from:
Net investment income	(0.394)	(0.336)	(0.295)	(0.401)	(0.265)
Total dividends and distributions	(0.394)	(0.336)	(0.295)	(0.401)	(0.265)
Net asset value, end of period	$ 13.272	$ 10.451	$ 10.463	$ 9.180	$ 11.220
Total return[2]	30.85%	2.97%	17.27%	(14.53%)	10.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$344,936	$279,816	$274,034	$255,670	$323,905
Ratio of expenses to average net assets	0.63%	0.63%	0.64%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets	2.27%	2.34%	2.40%	2.61%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.14%	2.21%	2.28%	2.48%	2.10%
Portfolio turnover	9%	3%	3%	3%	3%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP State Street International Managed Volatility Fund
Formerly LVIP SSGA International Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street International Managed Volatility Fund, formerly LVIP SSGA International Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street International Managed Volatility Fund
Formerly LVIP SSGA International Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street International Managed Volatility Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.09%	0.09%
Acquired Fund Fees and Expenses (AFFE)	0.37%	0.37%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.69%	0.94%
Less Fee Waiver and Expense Reimbursement[2]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.62%	0.87%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.005% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class (and 0.495% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$63	$214	$377	$852
Service Class	$89	$293	$513	$1,148
LVIP State Street International Managed Volatility Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the LVIP SSGA International Index Fund (the “Underlying Fund”), which is advised by Lincoln Financial Investments Corporation, the Fund’s investment adviser. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Strategy. The Underlying Fund seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities. The Underlying Fund invests primarily in the securities of companies located in developed countries outside the United States. When evaluating the Underlying Fund’s performance, the MSCI EAFE® Index* is used as the benchmark. The MSCI EAFE® Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. The Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Underlying Fund, under normal circumstances, invests at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark.
The Underlying Fund invests in stock index futures to maintain market exposure and manage cash flow. The Underlying Fund may purchase other types of securities that are not primarily investment vehicles, for example, international equity exchange-traded funds and cash equivalents. Although the Underlying Fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.
*
MSCI® and EAFE® are trademarks of MSCI Inc. (MSCI), and the Underlying Fund has obtained a license to use and to refer to these trademarks and the MSCI EAFE® Index. The Underlying Fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Underlying Fund or any index on which such Underlying Fund is based.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is
2LVIP State Street International Managed Volatility Fund

affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund’s principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
LVIP State Street International Managed Volatility Fund3

•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2022	16.34%
Lowest Quarterly Return	Q1 2020	(23.99%)
4LVIP State Street International Managed Volatility Fund

Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street International Managed Volatility Fund – Standard Class	25.00%	6.81%	5.57%
LVIP State Street International Managed Volatility Fund – Service Class	24.69%	6.54%	5.31%
Morningstar Developed Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	32.39%	9.02%	8.47%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers
The individuals responsible for the Fund’s investment into the Underlying Fund are:

LFI Portfolio Managers	Company Title	Experience with Fund
Maria Ma, CFA	Vice President and Managing Director	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016
The individuals responsible for the Fund’s managed volatility strategy are:

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
The individuals responsible for the portfolio management of the Underlying Fund are:

SSGA Portfolio Managers	Company Title	Experience with Underlying Fund
Michael Feehily, CFA	Senior Managing Director	Since May 2015
Emiliano Rabinovich	Managing Director	Since August 2024
Amy Scofield	Vice President	Since May 2018
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
LVIP State Street International Managed Volatility Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP State Street International Managed Volatility Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, pursues its investment objective by investing primarily in another mutual fund, the LVIP SSGA International Index Fund (the “Underlying Fund”), which is advised by Lincoln Financial Investments Corporation, the Fund’s investment adviser. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Strategy. The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval.
The Underlying Fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the Underlying Fund’s performance, the MSCI EAFE® Index* is used as the benchmark. The MSCI EAFE® Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. The Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Underlying Fund, under normal circumstances, invests at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark index.
The Underlying Fund invests in stock index futures to maintain market exposure and manage cash flow. The Underlying Fund may purchase other types of securities that are not primarily investment vehicles, for example, international equity exchange-traded funds and cash equivalents. Although the Underlying Fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.
The Underlying Fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Underlying Fund, and differences between how and when the Underlying Fund and the index are valued.
*
MSCI® and EAFE® are trademarks of MSCI Inc. (MSCI), and the Underlying Fund has obtained a license to use and to refer to these trademarks and the MSCI EAFE® Index. The Underlying Fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Underlying Fund or any index on which such Underlying Fund is based.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
7

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund’s principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in
8

investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Tracking Error Risk. The Fund attempts to track the performance of the Index. The performance of the Fund may deviate substantially from the Index it tracks. Various factors may affect the Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Fund employs a sampling technique to construct the Fund's portfolio, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet
9

redemptions. The representative sample of securities in the Index that are actually held by the Fund may vary from time to time. In addition, the Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
10

Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
11

Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.23% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Maria Ma and Alex Zeng are responsible for the day-to-day management of the Fund's assets and oversight of the Fund's overlay manager.

Maria Ma, CFA, is Vice President, Managing Director and Fixed Income & International Equity Portfolio
Manager within LFI. Ms. Ma joined LFI in 2015 and is a member of LFI’s Investment Committee,
Derivatives Committee, and Asset Allocation Committee, among others. In addition, Ms. Ma serves on the investment sub-committee for Lincoln’s Defined Benefit Plan. Prior to joining LFI, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from
NanKai University in China and an M.S. in finance from Boston College. Ms. Ma also is a Chartered
Financial Analyst® (CFA) Charterholder.

12

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Underlying Fund Portfolio Managers
The Underlying Fund is managed by the Global Equity Solutions Group of State Street Investment
Management. Michael Feehily, Dwayne Hancock, and Amy Scofield are responsible for the day-to-day management of the Underlying Fund's assets.

Michael Feehily, CFA, is a Senior Managing Director at SSGA and Head of Global Equity Beta Solutions in
the Americas. He is also a member of the Senior Leadership Team and is a voting member on the firm's
Trade Management Oversight Committee and the North America Product Committee. In his current role,
Mr. Feehily is responsible for overseeing the Global Equity Solutions portfolio management team in the
Boston office and helping lead the strategic direction of the business. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets LLC. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Adminis-
tration in Finance from Bentley College and also earned the Chartered Financial Analyst® (CFA)
designation. Mr. Feehily is a member of the CFA Institute and CFA Society Boston, Inc.

Emiliano Rabinovich, CFA, is a Managing Director of State Street Investment Management and Co-Head
of the Systematic Equity Team in the Americas. Within the Systematic Equity Team, he is the strategy leader for their Tax Aware, Smart Beta and ESG products. Mr. Rabinovich manages both traditional indexing and a variety of alternative beta mandates, local and global strategies and fund structures, which include separately managed accounts, commingled funds, mutual funds and ETFs. Mr. Rabinovich joined
State Street Investment Management in Montreal in 2006, where he was the Head of the Indexing Team in
Canada. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a
Master of Arts in Economics from the University of CEMA. He has also earned the Chartered Financial
Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Amy Scofield is a Vice President of State Street Investment Management and a Portfolio Manager in the
Systematic Equity Team. She is responsible for the management of various equity index funds, with domestic and international strategies. Ms. Scofield rejoined State Street Investment Management in
November of 2010, after spending two years at Atlantic Trust Company, a private wealth management firm.
In her role at Atlantic Trust Company, she specialized in asset allocation and performance analysis for high net worth clients. Prior to Atlantic Trust Company, Ms. Scofield was a compliance officer at State Street
Investment Management, where she was responsible for ensuring equity portfolios met specified guidelines. She also worked as an operations associate in State Street Investment Management's
International Structured Products Group. Ms. Scofield holds a Bachelor of Arts in Economics from Boston
College.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

13

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
14

The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products
15

that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
16

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street International Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.431	$ 9.474	$ 8.301	$ 10.434	$ 9.634
Income (loss) from investment operations:
Net investment income[1]	0.312	0.298	0.259	0.353	0.226
Net realized and unrealized gain (loss)	2.047	(0.036)	1.189	(2.114)	0.811
Total from investment operations	2.359	0.262	1.448	(1.761)	1.037
Less dividends and distributions from:
Net investment income	(0.351)	(0.305)	(0.275)	(0.372)	(0.237)
Total dividends and distributions	(0.351)	(0.305)	(0.275)	(0.372)	(0.237)
Net asset value, end of period	$ 11.439	$ 9.431	$ 9.474	$ 8.301	$ 10.434
Total return[2]	25.00%	2.78%	17.44%	(16.83%)	10.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,580	$27,381	$25,817	$22,837	$27,222
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income to average net assets	2.92%	2.99%	2.87%	4.02%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.85%	2.92%	2.80%	3.95%	2.11%
Portfolio turnover	4%	5%	4%	8%	4%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

	LVIP State Street International Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.440	$ 9.481	$ 8.307	$ 10.440	$ 9.639
Income (loss) from investment operations:
Net investment income[1]	0.284	0.273	0.237	0.331	0.200
Net realized and unrealized gain (loss)	2.047	(0.035)	1.188	(2.114)	0.812
Total from investment operations	2.331	0.238	1.425	(1.783)	1.012
Less dividends and distributions from:
Net investment income	(0.321)	(0.279)	(0.251)	(0.350)	(0.211)
Total dividends and distributions	(0.321)	(0.279)	(0.251)	(0.350)	(0.211)
Net asset value, end of period	$ 11.450	$ 9.440	$ 9.481	$ 8.307	$ 10.440
Total return[2]	24.69%	2.52%	17.15%	(17.04%)	10.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$246,452	$255,034	$283,738	$290,058	$365,175
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of net investment income to average net assets	2.67%	2.74%	2.62%	3.77%	1.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.60%	2.67%	2.55%	3.70%	1.86%
Portfolio turnover	4%	5%	4%	8%	4%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
18

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
19

Lincoln Variable Insurance Products Trust
LVIP State Street Large Cap Managed Volatility Fund
Formerly LVIP SSGA Large Cap Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street Large Cap Managed Volatility Fund, formerly LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street Large Cap Managed Volatility Fund
Formerly LVIP SSGA Large Cap Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street Large Cap Managed Volatility Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.22%	0.22%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.51%	0.76%
Less Fee Waiver and Expense Reimbursement[2]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.47%	0.72%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.005% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class (and 0.495% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$48	$160	$281	$637
Service Class	$74	$239	$418	$939
LVIP State Street Large Cap Managed Volatility Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal circumstances, pursues its investment objective by investing primarily in another mutual fund, the LVIP SSGA S&P 500 Index* Fund (the “Underlying Fund”), which is advised by Lincoln Financial Investments Corporation, the Fund’s investment adviser. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio. The Fund, under normal circumstances, invests at least 80% of its assets in a portfolio of investments that provide exposure to large capitalization U.S. companies.
The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index. The Underlying Fund, however, may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion as of March 31, 2026. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index consists of the common stocks of 500 major corporations selected according to:
•
size;
•
frequency and ease by which their stocks trade; and
•
range and diversity of the American economy.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
*
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
2LVIP State Street Large Cap Managed Volatility Fund

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund’s principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
LVIP State Street Large Cap Managed Volatility Fund3

•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	11.89%
Lowest Quarterly Return	Q2 2022	(11.96%)
4LVIP State Street Large Cap Managed Volatility Fund

Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street Large Cap Managed Volatility Fund – Standard Class	9.62%	12.58%	12.23%
LVIP State Street Large Cap Managed Volatility Fund – Service Class	9.35%	12.30%	11.95%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers
The individuals responsible for the Fund’s investment into the Underlying Fund are:

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016
The individuals responsible for the Fund’s managed volatility strategy are:

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
The individuals responsible for the portfolio management of the Underlying Fund are:

SSGA Portfolio Managers	Company Title	Experience with Underlying Fund
Michael Feehily, CFA	Senior Managing Director	Since May 2015
Keith Richardson	Vice President	Since May 2018
Karl Schneider, CAIA	Managing Director	Since May 2018
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
LVIP State Street Large Cap Managed Volatility Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP State Street Large Cap Managed Volatility Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund, under normal circumstances, pursues its investment objective by investing primarily in another mutual fund, the LVIP SSGA S&P 500 Index* Fund (the “Underlying Fund”), which is advised by Lincoln Financial Investments Corporation, the Fund’s investment adviser. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio. The Fund, under normal circumstances, invests at least 80% of its assets in a portfolio of investments that provide exposure to large capitalization U.S. companies.
The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. This objective is non-fundamental and may be changed without shareholder approval.
The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index. The Underlying Fund, however, may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion as of March 31, 2026. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index consists of the common stocks of 500 major corporations selected according to:
•
size;
•
frequency and ease by which their stocks trade; and
•
range and diversity of the American economy.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
*
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
7

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in a portfolio of investments that provide exposure to large capitalization U.S. companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund’s principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
8

Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
9

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Tracking Error Risk. The Fund attempts to track the performance of the Index. The performance of the Fund may deviate substantially from the Index it tracks. Various factors may affect the Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Fund employs a sampling technique to construct the Fund's portfolio, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Fund may vary from time to time. In addition, the Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but
10

could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers
11

to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.23% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-adviser.

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

12

Underlying Fund Portfolio Managers
The Underlying Fund is managed by the Global Equity Beta Solutions Group of State Street Investment
Management. Michael Feehily, Keith Richardson, and Karl Schneider are responsible for the day-to-day management of the Underlying Fund's assets.

Michael Feehily, CFA, is a Senior Managing Director at SSGA and Head of Global Equity Beta Solutions in
the Americas. He is also a member of the Senior Leadership Team and is a voting member on the firm's
Trade Management Oversight Committee and the North America Product Committee. In his current role,
Mr. Feehily is responsible for overseeing the Global Equity Solutions portfolio management team in the
Boston office and helping lead the strategic direction of the business. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets LLC. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Adminis-
tration in Finance from Bentley College and also earned the Chartered Financial Analyst® (CFA)
designation. Mr. Feehily is a member of the CFA Institute and CFA Society Boston, Inc.

Keith Richardson is a Vice President of State Street Investment Management and a Senior Portfolio
Manager in the Systematic Equity Team. He currently manages a variety of passive U.S. and international equity funds including an assortment of ETFs, sub-advised mutual funds, and separately managed portfolios. Prior to his current role, Mr. Richardson spent 9 years as a portfolio manager in State Street
Investment Management’s Direct Implementation Group where he managed both U.S. active quantitative strategies and passive global REITs. He has been working with State Street Investment Management since
1999 and has been working in the investment management field since 1997. Mr. Richardson holds a
Bachelor of Science in Finance from Bentley University and a Master of Business Administration with a
Finance concentration from the Sawyer School of Management at Suffolk University.

Karl Schneider, CAIA, is a Managing Director of State Street Investment Management and Co-Head of the
Systematic Equity Team in the Americas. He also serves as a Senior Portfolio Manager for a number of the team’s index equity portfolios. Previously within the Team, he was the Deputy Head of the Americas, and prior to that he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. He joined State Street Investment Management in
1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a
Master of Science in Finance from the Carroll School of Management at Boston College. He has earned the
Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
13

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
14

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
15

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
16

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street Large Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 18.268	$ 15.367	$ 14.628	$ 18.757	$ 16.325
Income (loss) from investment operations:
Net investment income[1]	0.157	0.184	0.216	0.187	0.173
Net realized and unrealized gain (loss)	1.535	3.537	3.158	(3.343)	4.298
Total from investment operations	1.692	3.721	3.374	(3.156)	4.471
Less dividends and distributions from:
Net investment income	(0.163)	(0.214)	(0.202)	(0.216)	(0.254)
Net realized gain	(2.035)	(0.606)	(2.433)	(0.757)	(1.785)
Total dividends and distributions	(2.198)	(0.820)	(2.635)	(0.973)	(2.039)
Net asset value, end of period	$ 17.762	$ 18.268	$ 15.367	$ 14.628	$ 18.757
Total return[2]	9.62%	24.38%	24.44%	(16.78%)	28.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36	$33	$26	$21	$25
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.29%	0.29%	0.30%	0.30%	0.29%
Ratio of net investment income to average net assets	0.87%	1.05%	1.38%	1.13%	0.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.83%	1.01%	1.33%	1.08%	0.90%
Portfolio turnover	8%	9%	9%	9%	4%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

	LVIP State Street Large Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 18.210	$ 15.321	$ 14.596	$ 18.718	$ 16.299
Income (loss) from investment operations:
Net investment income[1]	0.111	0.139	0.176	0.144	0.126
Net realized and unrealized gain (loss)	1.527	3.524	3.147	(3.333)	4.287
Total from investment operations	1.638	3.663	3.323	(3.189)	4.413
Less dividends and distributions from:
Net investment income	(0.119)	(0.168)	(0.165)	(0.176)	(0.209)
Net realized gain	(2.035)	(0.606)	(2.433)	(0.757)	(1.785)
Total dividends and distributions	(2.154)	(0.774)	(2.598)	(0.933)	(1.994)
Net asset value, end of period	$ 17.694	$ 18.210	$ 15.321	$ 14.596	$ 18.718
Total return[2]	9.35%	24.07%	24.13%	(17.00%)	27.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$875,586	$909,332	$876,946	$772,080	$962,155
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.54%	0.54%	0.55%	0.55%	0.54%
Ratio of net investment income to average net assets	0.62%	0.80%	1.13%	0.88%	0.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.58%	0.76%	1.08%	0.83%	0.65%
Portfolio turnover	8%	9%	9%	9%	4%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
18

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
19

Lincoln Variable Insurance Products Trust
LVIP State Street Mid-Cap Index Fund
Formerly LVIP SSGA Mid-Cap Index Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street Mid-Cap Index Fund , formerly LVIP SSGA Mid-Cap Index Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street Mid-Cap Index Fund
Formerly LVIP SSGA Mid-Cap Index Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street Mid-Cap Index Fund (the “Fund”) is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.27%	0.27%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.36%	0.61%
Less Fee Waiver[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.35%	0.60%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.005% on the first $1.5 billion of the Fund’s average daily net assets; and 0.01% of the Fund’s average daily net assets in excess of $1.5 billion. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$36	$115	$201	$455
Service Class	$61	$194	$339	$761
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
LVIP State Street Mid-Cap Index Fund1

Principal Investment Strategies
The Fund pursues its objective by investing primarily in the securities of mid-sized U.S. companies. The Fund, under normal conditions, will invest at least 80% of its assets in securities that comprise its benchmark index and in stock index futures contracts that provide exposure to the stocks of companies in the Fund’s benchmark index. When evaluating the Fund’s performance, the S&P MidCap 400® Index* is used as the benchmark. The S&P MidCap 400® Index is composed of four hundred (400) selected stocks, all of which are listed on national stock exchanges, and span a broad range of major industry groups. The 400 stocks comprised by the Index represented approximately six percent (6%) of the market value of the U.S. equities market. The S&P MidCap 400® Index is designed to measure the performance of 400 mid-sized companies in the U.S. Stocks in the S&P MidCap 400® Index are weighted according to their free-floating market capitalization (the number of shares outstanding and eligible to be traded, multiplied by the stock’s current price). As of March 31, 2026, the market capitalization range of the S&P MidCap 400® Index was $2 billion to $60 billion.
The Fund may not necessarily invest in every security in the S&P MidCap 400® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action).
The Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P MidCap 400® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Fund has not yet invested new shareholder money.
*
The S&P MidCap 400® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400® Index.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
2LVIP State Street Mid-Cap Index Fund

•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	24.30%
Lowest Quarterly Return	Q1 2020	(29.81%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street Mid-Cap Index Fund – Standard Class	7.13%	8.74%	10.34%
LVIP State Street Mid-Cap Index Fund – Service Class	6.87%	8.47%	10.06%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP State Street Mid-Cap Index Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)
Portfolio Managers

SSGA FM Portfolio Managers	Company Title	Experience with Fund
Emiliano Rabinovich, CFA	Managing Director	Since March 2023
Karl Schneider, CAIA	Managing Director	Since May 2017
Ted Janowsky, CFA	Vice President	Since October 2021
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP State Street Mid-Cap Index Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies. This objective is non-fundamental and may be changed without shareholder approval.
The Fund pursues its objective by investing primarily in the securities of mid-sized U.S. companies. When evaluating the Fund’s performance, the S&P MidCap 400® Index* is used as the benchmark. The S&P MidCap 400® Index is composed of four hundred (400) selected stocks, all of which are listed on national stock exchanges, and span a broad range of major industry groups. The 400 stocks comprised by the Index represented approximately six percent (6%) of the market value of the U.S. equities market. The S&P MidCap 400® Index is designed to measure the performance of 400 mid-sized companies in the U.S. Stocks in the S&P MidCap 400® Index are weighted according to their free-floating market capitalization (the number of shares outstanding and eligible to be traded, multiplied by the stock’s current price). As of March 31, 2026, the market capitalization range of the S&P MidCap 400® Index was $2 billion to $60 billion.
The Fund may not necessarily invest in every security in the S&P MidCap 400® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action).
The Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P MidCap 400® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Fund has not yet invested new shareholder money.
*
The S&P MidCap 400® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400® Index.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in securities that comprise its benchmark index, currently the S&P MidCap 400® Index, and in stock index futures contracts that provide exposure to the stocks of companies in the Fund's benchmark index, only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
5

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Tracking Error Risk. The Fund attempts to track the performance of the Index. The performance of the Fund may deviate substantially from the Index it tracks. Various factors may affect the Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Fund employs a sampling technique to construct the Fund's portfolio, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Fund may vary from time to time. In addition, the Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
6

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.27% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors,
Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly traded financial holding company organized in Massachusetts. As of December 31, 2025, SSGA FM had approximately
$1.34 trillion in assets under management. The Sub-Adviser is registered with the U.S. Securities and
Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Sub-Adviser and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation. As of December 31, 2025, State Street
Investment Management had approximately $5.66 trillion in assets under management.

7

SSGA FM Portfolio Managers
The Fund is managed by the Systematic Equity Team of State Street Investment Management. Emiliano
Rabinovich, Karl Schneider and Ted Janowsky are responsible for the day-to-day management of the
Fund's assets.

Emiliano Rabinovich, CFA, is a Managing Director of State Street Investment Management and Co-Head
of the Systematic Equity Team in the Americas. Within the Systematic Equity Team, he is the strategy leader for their Tax Aware, Smart Beta and ESG products. Mr. Rabinovich manages both traditional indexing and a variety of alternative beta mandates, local and global strategies and fund structures, which include separately managed accounts, commingled funds, mutual funds and ETFs. Mr. Rabinovich joined
State Street Investment Management in Montreal in 2006, where he was the Head of the Indexing Team in
Canada. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a
Master of Arts in Economics from the University of CEMA. He has also earned the Chartered Financial
Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Karl Schneider, CAIA, is a Managing Director of State Street Investment Management and Co-Head of the
Systematic Equity Team in the Americas. He also serves as a Senior Portfolio Manager for a number of the team’s index equity portfolios. Previously within the Team, he was the Deputy Head of the Americas, and prior to that he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. He joined State Street Investment Management in
1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a
Master of Science in Finance from the Carroll School of Management at Boston College. He has earned the
Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Ted Janowsky, CFA, is a Vice President of State Street Investment Management and a Senior Portfolio
Manager in the Systematic Equity Team. In this capacity, he manages a diverse group of equity and derivative-based index portfolios and has played a significant role designing proprietary portfolio management software. Additionally, Mr. Janowsky was head of the portfolio management team of State
Street Investment Management's Company Stock Group, which manages all fiduciary transactions and company stock investments including employee stock ownership plans, 401(k) plans, defined benefit plans and non-qualified plans. Mr. Janowsky joined State Street Investment Management in 2005. Mr.
Janowsky holds a Bachelor of Science in Business Administration from Bucknell University and a Master of Business Administration from the Carroll School of Management at Boston College. He has also earned the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and CFA Society
Boston, Inc.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
8

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
9

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street Mid-Cap Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.039	$ 12.282	$ 11.406	$ 15.167	$ 12.763
Income (loss) from investment operations:
Net investment income[1]	0.148	0.151	0.149	0.154	0.129
Net realized and unrealized gain (loss)	0.764	1.519	1.607	(2.279)	2.952
Total from investment operations	0.912	1.670	1.756	(2.125)	3.081
Less dividends and distributions from:
Net investment income	(0.147)	(0.164)	(0.163)	(0.173)	(0.165)
Net realized gain	(0.915)	(0.749)	(0.717)	(1.463)	(0.512)
Total dividends and distributions	(1.062)	(0.913)	(0.880)	(1.636)	(0.677)
Net asset value, end of period	$ 12.889	$ 13.039	$ 12.282	$ 11.406	$ 15.167
Total return[2]	7.13%	13.55%	16.05%	(13.40%)	24.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$700,282	$684,477	$719,984	$694,216	$916,248
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.36%	0.36%	0.36%	0.36%	0.35%
Ratio of net investment income to average net assets	1.14%	1.15%	1.26%	1.19%	0.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.13%	1.14%	1.25%	1.18%	0.87%
Portfolio turnover	19%	19%	22%	14%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP State Street Mid-Cap Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.983	$ 12.236	$ 11.371	$ 15.129	$ 12.736
Income (loss) from investment operations:
Net investment income[1]	0.115	0.118	0.119	0.121	0.092
Net realized and unrealized gain (loss)	0.759	1.511	1.598	(2.273)	2.945
Total from investment operations	0.874	1.629	1.717	(2.152)	3.037
Less dividends and distributions from:
Net investment income	(0.118)	(0.133)	(0.135)	(0.143)	(0.132)
Net realized gain	(0.915)	(0.749)	(0.717)	(1.463)	(0.512)
Total dividends and distributions	(1.033)	(0.882)	(0.852)	(1.606)	(0.644)
Net asset value, end of period	$ 12.824	$ 12.983	$ 12.236	$ 11.371	$ 15.129
Total return[2]	6.87%	13.27%	15.75%	(13.61%)	24.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,871	$226,419	$186,913	$153,978	$184,667
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.61%	0.61%	0.61%	0.61%	0.60%
Ratio of net investment income to average net assets	0.89%	0.90%	1.01%	0.94%	0.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.88%	0.89%	1.00%	0.93%	0.62%
Portfolio turnover	19%	19%	22%	14%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP State Street Moderate Index Allocation Fund
Formerly LVIP SSGA Moderate Index Allocation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street Moderate Index Allocation Fund, formerly LVIP SSGA Moderate Index Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street Moderate Index Allocation Fund
Formerly LVIP SSGA Moderate Index Allocation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street Moderate Index Allocation Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.29%	0.29%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.50%	0.75%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$51	$160	$280	$628
Service Class	$77	$240	$417	$930
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
LVIP State Street Moderate Index Allocation Fund1

Principal Investment Strategies
The Fund operates under a “fund of funds” structure, investing in other mutual funds (the “Underlying Funds”). The Fund, under normal circumstances, invests approximately 60% of its assets in Underlying Funds that primarily invest in equity securities (stocks), and approximately 40% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds). The Underlying Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds) and exchange-traded funds. The underlying index funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”), and sub-advised by SSGA Funds Management, Inc.
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including stocks of small- and medium-cap companies and those with growth and value characteristics, and a smaller percentage of assets to domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions), and inflation-indexed bonds. Foreign securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures and the investment styles of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
2LVIP State Street Moderate Index Allocation Fund

•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP State Street Moderate Index Allocation Fund3

•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	12.95%
Lowest Quarterly Return	Q1 2020	(12.54%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street Moderate Index Allocation Fund – Standard Class	15.64%	5.85%	7.43%
LVIP State Street Moderate Index Allocation Fund – Service Class	15.35%	5.59%	7.16%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Moderate Index Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	16.31%	6.40%	7.94%
1
The Moderate Index Allocation Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 30% Bloomberg U.S. Aggregate Bond Index, 24% S&P 500® Index, 20% MSCI EAFE® NR Index, 10% Bloomberg U.S. TIPS Index, 6% S&P MidCap 400® Index, 6% MSCI Emerging Markets NR Index, and 4% Russell 2000® Index. The Moderate Index Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
4LVIP State Street Moderate Index Allocation Fund

Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP State Street Moderate Index Allocation Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in other mutual funds (“Underlying Funds”) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The Fund, under normal circumstances, invests approximately 60% of its assets in Underlying Funds that primarily invest in equity securities (stocks), and approximately 40% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds). The Underlying Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds) and exchange-traded funds. The underlying index funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”), and sub-advised by SSGA Funds Management, Inc.
The Adviser develops the Fund's asset allocation strategy is based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including stocks of small- and medium-cap companies and those with growth and value characteristics, and a smaller percentage of assets to domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities, (including to-be-announced transactions), and inflation-indexed bonds. Foreign securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Descriptions of the investments of the Underlying Funds within each asset class are listed below:
Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.
Mortgage-Backed Securities: Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a pool of mortgages and direct interests in an underlying pool of mortgages.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Emerging Markets: An emerging market country is defined as an emerging or developing economy by the International Monetary Fund or defined as such by MSCI. The countries included in this definition will change over time.
Exchange-Traded Funds (“ETFs”): ETFs are similar to conventional mutual funds but are priced and traded like individual stocks, typically on a stock exchange. ETFs generally combine the advantages of indexing with the trading flexibility and continual pricing of individual stocks and bonds.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
6

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
7

•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
8

Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
9

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but
10

could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
11

Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.15% of the Fund's average net assets).
LFI Portfolio Manager	Jay Shearon, Jason Forsythe and Alex Zeng are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
12

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
13

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street Moderate Index Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 16.482	$ 15.763	$ 14.551	$ 18.135	$ 16.887
Income (loss) from investment operations:
Net investment income[1]	0.422	0.408	0.354	0.409	0.351
Net realized and unrealized gain (loss)	2.149	0.912	1.597	(3.221)	1.403
Total from investment operations	2.571	1.320	1.951	(2.812)	1.754
Less dividends and distributions from:
Net investment income	(0.434)	(0.434)	(0.358)	(0.442)	(0.399)
Net realized gain	(0.358)	(0.167)	(0.381)	(0.330)	(0.107)
Total dividends and distributions	(0.792)	(0.601)	(0.739)	(0.772)	(0.506)
Net asset value, end of period	$ 18.261	$ 16.482	$ 15.763	$ 14.551	$ 18.135
Total return[2]	15.64%	8.37%	13.57%	(15.41%)	10.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$387,942	$337,914	$312,213	$271,486	$308,832
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	2.40%	2.45%	2.31%	2.58%	1.96%
Portfolio turnover	12%	21%	10%	12%	10%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

	LVIP State Street Moderate Index Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 16.467	$ 15.749	$ 14.542	$ 18.121	$ 16.875
Income (loss) from investment operations:
Net investment income[1]	0.377	0.365	0.316	0.369	0.306
Net realized and unrealized gain (loss)	2.144	0.912	1.592	(3.216)	1.402
Total from investment operations	2.521	1.277	1.908	(2.847)	1.708
Less dividends and distributions from:
Net investment income	(0.389)	(0.392)	(0.320)	(0.402)	(0.355)
Net realized gain	(0.358)	(0.167)	(0.381)	(0.330)	(0.107)
Total dividends and distributions	(0.747)	(0.559)	(0.701)	(0.732)	(0.462)
Net asset value, end of period	$ 18.241	$ 16.467	$ 15.749	$ 14.542	$ 18.121
Total return[2]	15.35%	8.10%	13.28%	(15.62%)	10.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$306,213	$285,203	$283,718	$262,063	$332,821
Ratio of expenses to average net assets[3]	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	2.15%	2.20%	2.06%	2.33%	1.71%
Portfolio turnover	12%	21%	10%	12%	10%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP State Street Moderately Aggressive Index Allocation Fund
Formerly LVIP SSGA Moderately Aggressive Index Allocation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street Moderately Aggressive Index Allocation Fund, formerly LVIP SSGA Moderately Aggressive Index Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street Moderately Aggressive Index Allocation Fund
Formerly LVIP SSGA Moderately Aggressive Index Allocation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street Moderately Aggressive Index Allocation Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.29%	0.29%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.50%	0.75%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$51	$160	$280	$628
Service Class	$77	$240	$417	$930
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
LVIP State Street Moderately Aggressive Index Allocation Fund1

Principal Investment Strategies
The Fund operates under a “fund of funds” structure, investing in other mutual funds (the “Underlying Funds”). The Fund, under normal circumstances, invests approximately 70% of its assets in Underlying Funds that primarily invest in equity securities (stocks), and approximately 30% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds). The Underlying Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds) and exchange-traded funds. The underlying index funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”), and sub-advised by SSGA Funds Management, Inc.
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including stocks of small- and medium-cap companies and those with growth and value characteristics, and allocates a smaller percentage of assets to domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions), corporate bonds and inflation-indexed bonds. Foreign securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
2LVIP State Street Moderately Aggressive Index Allocation Fund

•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP State Street Moderately Aggressive Index Allocation Fund3

•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	14.58%
Lowest Quarterly Return	Q1 2020	(15.30%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street Moderately Aggressive Index Allocation Fund – Standard Class	17.43%	6.66%	8.18%
LVIP State Street Moderately Aggressive Index Allocation Fund – Service Class	17.14%	6.39%	7.91%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Moderately Aggressive Index Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	18.10%	7.16%	8.68%
1
The Moderately Aggressive Index Allocation Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 26% S&P 500® Index, 25% Bloomberg U.S. Aggregate Bond Index, 22% MSCI EAFE® NR Index, 10% MSCI Emerging Markets NR Index, 7% S&P MidCap 400® Index, 5% Russell 2000® Index, and 5% Bloomberg U.S. TIPS Index. The Moderately Aggressive Index Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
4LVIP State Street Moderately Aggressive Index Allocation Fund

Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP State Street Moderately Aggressive Index Allocation Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in other mutual funds (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Fund, under normal circumstances invests approximately 70% of its assets in Underlying Funds that primarily invest in equity securities (stocks), and approximately 30% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds). The Underlying Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds) and exchange-traded funds. The underlying index funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”), and sub-advised by SSGA Funds Management, Inc.
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including stocks of small- and medium-cap companies and those with growth and value characteristics, and allocates a smaller percentage of assets to domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions), corporate bonds and inflation-indexed bonds. Foreign securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Descriptions of the investments of the Underlying Funds within each asset class are listed below:
Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.
Small-Cap Stocks: Small-Cap companies are companies whose market capitalizations are lower than $1 billion.
Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
Mortgage-Backed Securities: Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a pool of mortgages and direct interests in an underlying pool of mortgages.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Emerging Markets: An emerging market country is defined as an emerging or developing economy by the International Monetary Fund or defined as such by MSCI. The countries included in this definition will change over time.
Exchange-Traded Funds (“ETFs”): ETFs are similar to conventional mutual funds but are priced and traded like individual stocks, typically on a stock exchange. ETFs generally combine the advantages of indexing with the trading flexibility and continual pricing of individual stocks and bonds.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
6

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
7

•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
8

Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
9

Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the
10

Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
11

Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.15% of the Fund's average net assets).
LFI Portfolio Manager	Jay Shearon, Alex Zeng and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
12

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
13

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street Moderately Aggressive Index Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 17.508	$ 16.604	$ 15.194	$ 18.970	$ 17.483
Income (loss) from investment operations:
Net investment income[1]	0.427	0.417	0.360	0.395	0.344
Net realized and unrealized gain (loss)	2.616	1.122	1.862	(3.426)	1.643
Total from investment operations	3.043	1.539	2.222	(3.031)	1.987
Less dividends and distributions from:
Net investment income	(0.442)	(0.445)	(0.352)	(0.424)	(0.405)
Net realized gain	(0.455)	(0.190)	(0.460)	(0.321)	(0.095)
Total dividends and distributions	(0.897)	(0.635)	(0.812)	(0.745)	(0.500)
Net asset value, end of period	$ 19.654	$ 17.508	$ 16.604	$ 15.194	$ 18.970
Total return[2]	17.43%	9.26%	14.82%	(15.88%)	11.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$418,003	$356,844	$318,829	$271,813	$305,640
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	2.27%	2.37%	2.24%	2.40%	1.84%
Portfolio turnover	12%	15%	9%	9%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

	LVIP State Street Moderately Aggressive Index Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 17.458	$ 16.558	$ 15.157	$ 18.923	$ 17.443
Income (loss) from investment operations:
Net investment income[1]	0.379	0.371	0.318	0.353	0.297
Net realized and unrealized gain (loss)	2.603	1.119	1.856	(3.415)	1.636
Total from investment operations	2.982	1.490	2.174	(3.062)	1.933
Less dividends and distributions from:
Net investment income	(0.394)	(0.400)	(0.313)	(0.383)	(0.358)
Net realized gain	(0.455)	(0.190)	(0.460)	(0.321)	(0.095)
Total dividends and distributions	(0.849)	(0.590)	(0.773)	(0.704)	(0.453)
Net asset value, end of period	$ 19.591	$ 17.458	$ 16.558	$ 15.157	$ 18.923
Total return[2]	17.14%	9.00%	14.54%	(16.09%)	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$272,674	$251,390	$241,397	$213,896	$268,538
Ratio of expenses to average net assets[3]	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	2.02%	2.12%	1.99%	2.15%	1.59%
Portfolio turnover	12%	15%	9%	9%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP State Street Nasdaq-100 Index Fund
Formerly LVIP SSGA Nasdaq-100 Index Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street Nasdaq-100 Index Fund, formerly LVIP SSGA Nasdaq-100 Index Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street Nasdaq-100 Index Fund
Formerly LVIP SSGA Nasdaq-100 Index Fund
(Standard and Service Class)
Summary
Investment Objective
The LVIP State Street Nasdaq-100 Index Fund (the “Fund”) seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.29%	0.29%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.16%	0.15%
Total Annual Fund Operating Expenses	0.45%	0.69%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$46	$144	$252	$567
Service Class	$70	$221	$384	$859
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio.
LVIP State Street Nasdaq-100 Index Fund1

The Fund seeks to achieve its objective by investing in the securities that comprise the Nasdaq-100® Index (the “Index”). The Fund, under normal market conditions, invests at least 80% of its assets in the securities of issuers included in the Index. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that comprise the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may not invest in every security in the Index if it is not practical to do so (such as when transaction costs are too high, there is a liquidity issue, or there is a pending corporate action).
The Index includes the common stocks of the 100 largest domestic and international non-financial companies on the broader Nasdaq Composite Index based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. As of March 31, 2026, the market capitalization range of the companies comprising the Index was $17 billion to $4.2 trillion. The Index typically is rebalanced quarterly and reconstituted annually.
The Fund employs a passive investment approach called “indexing”, by which the Sub-Adviser attempts to approximate, before fees and expenses, the performance of the Index over the long term. The Sub-Adviser invests in the equity securities comprising the Index, in approximately the same proportions as they are represented in the Index. Equity securities may include common stocks, preferred stocks, or other securities convertible into common stock. The Sub-Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, prior to or after their removal or addition to the Index.
The Fund may purchase or sell index futures contracts, or options on those futures, or engage in other transactions involving the use of derivatives, to provide equity exposure to the Fund’s cash position while maintaining cash balances for liquidity, or for other purposes that assist in replicating the Fund's investment performance of the Index. The Fund’s return may not match the return of the Index.
The Fund intends to be diversified in approximately the same proportion as the Index. The Fund may become “non-diversified,” as defined by the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. As a “non-diversified” fund, the Fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer. Shareholder approval will not be sought if the Fund shifts from diversified to non-diversified solely due to a change in the relative market capitalization or index weightings of one or more constituents of the Index.
The Fund will concentrate its investments in a particular industry or group of industries to the extent the Index is concentrated. The Index, at times, may be significantly concentrated in the information technology sector.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
•
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.
•
Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
2LVIP State Street Nasdaq-100 Index Fund

•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
•
Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q1 2023	20.64%
Lowest Quarterly Return	Q2 2022	(22.45%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	Since Inception	Inception Date
LVIP State Street Nasdaq-100 Index Fund – Standard Class	20.49%	13.75%	2/18/2021
LVIP State Street Nasdaq-100 Index Fund – Service Class	20.20%	13.48%	2/18/2021
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	12.49%
LVIP State Street Nasdaq-100 Index Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)
Portfolio Manager

SSGA FM Portfolio Managers	Company Title	Experience with Fund
Thomas Coleman, CFA	Vice President	Since December 2020
Emiliano Rabinovich, CFA	Managing Director	Since March 2023
Karl Schneider, CAIA	Managing Director	Since December 2020
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP State Street Nasdaq-100 Index Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index. This objective is non-fundamental and may be changed without shareholder approval.
SSGA Funds Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio.
The Fund seeks to achieve its objective by investing in the securities that comprise the Nasdaq-100® Index* (the “Index”). The Fund, under normal market conditions, invests at least 80% of its assets in the securities of issuers included in the Index. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that comprise the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may not invest in every security in the Index if it is not practical to do so (such as when transaction costs are too high, there is a liquidity issue, or there is a pending corporate action).
The Index includes the common stocks of the 100 largest domestic and international non-financial companies on the broader Nasdaq Composite Index based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. As of March 31, 2026, the market capitalization range of the companies comprising the Index was $17 billion to $4.2 trillion. The Index typically is rebalanced quarterly and reconstituted annually.
The Fund employs a passive investment approach called “indexing”, by which the Sub-Adviser attempts to approximate, before fees and expenses, the performance of the Index over the long term. The Sub-Adviser invests in the equity securities comprising the Index, in approximately the same proportions as they are represented in the Index. Equity securities may include common stocks, preferred stocks, or other securities convertible into common stock. The Sub-Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, prior to or after their removal or addition to the Index.
The Fund may purchase or sell index futures contracts, or options on those futures, or engage in other transactions involving the use of derivatives, to provide equity exposure to the Fund’s cash position while maintaining cash balances for liquidity, or for other purposes that assist in replicating the Fund's investment performance of the Index. The Fund’s return may not match the return of the Index.
The Fund intends to be diversified in approximately the same proportion as the Index. The Fund may become “non-diversified,” as defined by the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. As a “non-diversified” fund, the Fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer. Shareholder approval will not be sought if the Fund shifts from diversified to non-diversified solely due to a change in the relative market capitalization or index weightings of one or more constituents of the Index.
The Fund will concentrate its investments in a particular industry or group of industries to the extent the Index is concentrated. The Index, at times, may be significantly concentrated in the information technology sector.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in securities of issuers included in the Nasdaq-100® Index only upon 60 days' notice to shareholders.
*
Nasdaq® and NASDAQ-100® Indexes are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Lincoln Financial Investments Corporation. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Fund.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
5

Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Tracking Error Risk. The Fund attempts to track the performance of the Index. The performance of the Fund may deviate substantially from the Index it tracks. Various factors may affect the Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Fund employs a sampling technique to construct the Fund's portfolio, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Fund may vary from time to time. In addition, the Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
6

Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.29% of the Fund's average net assets).
7

Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors,
Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly traded financial holding company organized in Massachusetts. As of December 31, 2025, SSGA FM had approximately
$1.34 trillion in assets under management. The Sub-Adviser is registered with the U.S. Securities and
Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Sub-Adviser and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation. As of December 31, 2025, State Street
Investment Management had approximately $5.66 trillion in assets under management.

SSGA FM Portfolio Managers
The Fund is managed by the Systematic Equity Team of State Street Investment Management. Thomas
Coleman, Emiliano Rabinovich, and Karl Schneider are responsible for the day-to-day management of the
Fund's assets.

Thomas Coleman, CFA, is a Vice President of State Street Investment Management and a Senior Portfolio
Manager in the Systematic Equity Team. Within this team, Mr. Coleman is the Emerging Markets Strategy leader and, as such, he is responsible for the management of a variety of commingled, segregated, and exchange traded products benchmarked to international indices, including MSCI Emerging Markets and
ACWI indices, as well as S&P Emerging Markets indices. Mr. Coleman is also responsible for domestic strategies benchmarked to Russell, Standard & Poor’s, and NASDAQ indices. Mr. Coleman holds a
Bachelor of Science in Finance and Accounting from Boston College and a Master of Business Adminis-
tration from Babson College. He also earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Emiliano Rabinovich, CFA, is a Managing Director of State Street Investment Management and Co-Head
of the Systematic Equity Team in the Americas. Within the Systematic Equity Team, he is the strategy leader for their Tax Aware, Smart Beta and ESG products. Mr. Rabinovich manages both traditional indexing and a variety of alternative beta mandates, local and global strategies and fund structures, which include separately managed accounts, commingled funds, mutual funds and ETFs. Mr. Rabinovich joined
State Street Investment Management in Montreal in 2006, where he was the Head of the Indexing Team in
Canada. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a
Master of Arts in Economics from the University of CEMA. He has also earned the Chartered Financial
Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Karl Schneider, CAIA, is a Managing Director of State Street Investment Management and Co-Head of the
Systematic Equity Team in the Americas. He also serves as a Senior Portfolio Manager for a number of the team’s index equity portfolios. Previously within the Team, he was the Deputy Head of the Americas, and prior to that he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. He joined State Street Investment Management in
1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a
Master of Science in Finance from the Carroll School of Management at Boston College. He has earned the
Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
8

In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
9

The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.25% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street Nasdaq-100 Index Fund Standard Class
	Year Ended				2/18/21[1] to
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 14.767	$ 11.910	$ 7.742	$ 11.766	$ 10.000
Income (loss) from investment operations:
Net investment income[2]	0.047	0.055	0.058	0.040	0.020
Net realized and unrealized gain (loss)	2.961	2.953	4.161	(3.881)	1.916
Total from investment operations	3.008	3.008	4.219	(3.841)	1.936
Less dividends and distributions from:
Net investment income	(0.045)	(0.071)	(0.051)	(0.039)	(0.020)
Net realized gain	(0.600)	(0.080)	—	(0.144)	(0.150)
Total dividends and distributions	(0.645)	(0.151)	(0.051)	(0.183)	(0.170)
Net asset value, end of period	$ 17.130	$ 14.767	$ 11.910	$ 7.742	$ 11.766
Total return[3]	20.49%	25.24%	54.50%	(32.72%)	19.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,925	$85,731	$86,071	$74,220	$106,553
Ratio of expenses to average net assets	0.45%[4]	0.45%[4]	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.44%	0.44%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	0.30%[4]	0.41%[4]	0.58%	0.44%	0.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.31%	0.42%	0.57%	0.43%	0.20%
Portfolio turnover	17%	10%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the years ended December 31, 2025 and 2024 which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

11

	LVIP State Street Nasdaq-100 Index Fund Service Class
	Year Ended				2/18/21[1] to
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 14.735	$ 11.888	$ 7.735	$ 11.752	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.009	0.022	0.034	0.017	(0.004)
Net realized and unrealized gain (loss)	2.950	2.944	4.151	(3.874)	1.916
Total from investment operations	2.959	2.966	4.185	(3.857)	1.912
Less dividends and distributions from:
Net investment income	(0.010)	(0.039)	(0.032)	(0.016)	(0.010)
Net realized gain	(0.600)	(0.080)	—	(0.144)	(0.150)
Total dividends and distributions	(0.610)	(0.119)	(0.032)	(0.160)	(0.160)
Net asset value, end of period	$ 17.084	$ 14.735	$ 11.888	$ 7.735	$ 11.752
Total return[3]	20.20%	24.94%	54.11%	(32.89%)	19.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,903	$41,140	$32,318	$6,528	$9,470
Ratio of expenses to average net assets	0.69%	0.70%[4]	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.69%	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets	0.06%	0.16%[4]	0.33%	0.19%	(0.04%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.06%	0.17%	0.32%	0.18%	(0.05%)
Portfolio turnover	17%	10%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2024 which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP State Street S&P 500 Index Fund
Formerly LVIP SSGA S&P 500 Index Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street S&P 500 Index Fund, formerly LVIP SSGA S&P 500 Index Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street S&P 500 Index Fund
Formerly LVIP SSGA S&P 500 Index Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street S&P 500 Index Fund (the “Fund”), is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index*.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.17%	0.17%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.23%	0.48%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$24	$74	$130	$293
Service Class	$49	$154	$269	$604
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing in the securities that make up the S&P 500® Index*, although the Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as
LVIP State Street S&P 500 Index Fund1

its weighting in the Index. The Fund, under normal market conditions, invests at least 90% of its assets in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion as of March 31, 2026. The stocks in the S&P 500® account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. As of December 31, 2025, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector.
The Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Fund has not yet invested new shareholder money.
*
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the investment adviser on behalf of the Fund. S&P(R), S&P 500(R), US 500, The 500, iBoxx(R), iTraxx(R) and CDS(R) are registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
2LVIP State Street S&P 500 Index Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	20.48%
Lowest Quarterly Return	Q1 2020	(19.72%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street S&P 500 Index Fund – Standard Class	17.60%	14.16%	14.55%
LVIP State Street S&P 500 Index Fund – Service Class	17.30%	13.88%	14.26%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)
Portfolio Managers

SSGA FM Portfolio Managers	Company Title	Experience with Fund
Emiliano Rabinovich, CFA	Managing Director	Since March 2023
Keith Richardson	Vice President	Since January 2013
Karl Schneider, CAIA	Managing Director	Since May 2017
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
LVIP State Street S&P 500 Index Fund3

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP State Street S&P 500 Index Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index*. This objective is non-fundamental and may be changed without shareholder approval.
The Fund pursues its objective by investing in the securities that make up the S&P 500® Index, although the Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund, under normal market conditions, invests at least 90% of its assets in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion as of March 31, 2026. The stocks in the S&P 500® account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. As of December 31, 2025, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector.
The Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Fund has not yet invested new shareholder money.
When evaluating the Fund’s performance, the S&P 500® Index is used as the benchmark. The Fund may not track the performance of the S&P 500® Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Fund, and differences between how and when the Fund and the index are valued.
*
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the investment adviser on behalf of the Fund. S&P(R), S&P 500(R), US 500, The 500, iBoxx(R), iTraxx(R) and CDS(R) are registered trademarks of S&P Global, Inc. or its affiliates (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in securities of issuers included in the S&P 500® Index only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
5

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Tracking Error Risk. The Fund attempts to track the performance of the Index. The performance of the Fund may deviate substantially from the Index it tracks. Various factors may affect the Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Fund employs a sampling technique to construct the Fund's portfolio, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Fund may vary from time to time. In addition, the Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and
6

proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.17% of the Fund's average net assets).
Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors,
Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly traded financial holding company organized in Massachusetts. As of December 31, 2025, SSGA FM had approximately
$1.34 trillion in assets under management. The Sub-Adviser is registered with the U.S. Securities and
Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Sub-Adviser and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation. As of December 31, 2025, State Street
Investment Management had approximately $5.66 trillion in assets under management.

SSGA FM Portfolio Managers
The Fund is managed by the Systematic Equity Team of State Street Investment Management. Emiliano
Rabinovich, Keith Richardson and Karl Schneider are responsible for the day-to-day management of the
Fund's assets.

Emiliano Rabinovich, CFA, is a Managing Director of State Street Investment Management and Co-Head
of the Systematic Equity Team in the Americas. Within the Systematic Equity Team, he is the strategy leader for their Tax Aware, Smart Beta and ESG products. Mr. Rabinovich manages both traditional indexing and a variety of alternative beta mandates, local and global strategies and fund structures, which include separately managed accounts, commingled funds, mutual funds and ETFs. Mr. Rabinovich joined
State Street Investment Management in Montreal in 2006, where he was the Head of the Indexing Team in
Canada. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a
Master of Arts in Economics from the University of CEMA. He has also earned the Chartered Financial
Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

7

Keith Richardson is a Vice President of State Street Investment Management and a Senior Portfolio
Manager in the Systematic Equity Team. He currently manages a variety of passive U.S. and international equity funds including an assortment of ETFs, sub-advised mutual funds, and separately managed portfolios. Prior to his current role, Mr. Richardson spent 9 years as a portfolio manager in State Street
Investment Management’s Direct Implementation Group where he managed both U.S. active quantitative strategies and passive global REITs. He has been working with State Street Investment Management since
1999 and has been working in the investment management field since 1997. Mr. Richardson holds a
Bachelor of Science in Finance from Bentley University and a Master of Business Administration with a
Finance concentration from the Sawyer School of Management at Suffolk University.

Karl Schneider, CAIA, is a Managing Director of State Street Investment Management and Co-Head of the
Systematic Equity Team in the Americas. He also serves as a Senior Portfolio Manager for a number of the team’s index equity portfolios. Previously within the Team, he was the Deputy Head of the Americas, and prior to that he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. He joined State Street Investment Management in
1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a
Master of Science in Finance from the Carroll School of Management at Boston College. He has earned the
Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do
8

not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class
9

shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street S&P 500 Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 30.330	$ 26.451	$ 21.849	$ 30.085	$ 24.087
Income (loss) from investment operations:
Net investment income[1]	0.324	0.340	0.350	0.349	0.314
Net realized and unrealized gain (loss)	4.961	6.101	5.270	(5.904)	6.493
Total from investment operations	5.285	6.441	5.620	(5.555)	6.807
Less dividends and distributions from:
Net investment income	(0.332)	(0.339)	(0.364)	(0.353)	(0.357)
Net realized gain	(1.579)	(2.223)	(0.654)	(2.328)	(0.452)
Total dividends and distributions	(1.911)	(2.562)	(1.018)	(2.681)	(0.809)
Net asset value, end of period	$ 33.704	$ 30.330	$ 26.451	$ 21.849	$ 30.085
Total return[2]	17.60%	24.73%	26.01%	(18.31%)	28.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,169,852	$8,459,305	$7,534,365	$7,219,554	$9,250,241
Ratio of expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets	1.02%	1.15%	1.45%	1.38%	1.15%
Portfolio turnover	3%	2%	3%	2%	2%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP State Street S&P 500 Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 30.259	$ 26.405	$ 21.818	$ 30.051	$ 24.065
Income (loss) from investment operations:
Net investment income[1]	0.244	0.265	0.289	0.284	0.246
Net realized and unrealized gain (loss)	4.940	6.082	5.256	(5.895)	6.481
Total from investment operations	5.184	6.347	5.545	(5.611)	6.727
Less dividends and distributions from:
Net investment income	(0.257)	(0.270)	(0.304)	(0.294)	(0.289)
Net realized gain	(1.579)	(2.223)	(0.654)	(2.328)	(0.452)
Total dividends and distributions	(1.836)	(2.493)	(0.958)	(2.622)	(0.741)
Net asset value, end of period	$ 33.607	$ 30.259	$ 26.405	$ 21.818	$ 30.051
Total return[2]	17.30%	24.42%	25.70%	(18.51%)	28.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,342,246	$2,689,864	$2,121,791	$1,730,192	$2,168,807
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	0.77%	0.90%	1.20%	1.13%	0.90%
Portfolio turnover	3%	2%	3%	2%	2%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP State Street Short-Term Bond Index Fund
Formerly LVIP SSG Short-Term Bond Index Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street Short-Term Bond Index Fund, formerly LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street Short-Term Bond Index Fund
Formerly LVIP SSG Short-Term Bond Index Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street Short-Term Bond Index Fund (the “Fund”) is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.40%	0.65%
Less Expense Reimbursement[1]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.36%	0.61%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.3625% of the Fund’s average daily net assets for the Standard Class (and 0.6125% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$37	$124	$220	$501
Service Class	$62	$204	$358	$807
LVIP State Street Short-Term Bond Index Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
SSGA Funds Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal market conditions, generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg U.S. 1-3 Year Corporate Bond Index* (the “Index”) or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the Fund may invest in investment grade debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Sub-Adviser). The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Sub-Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
In seeking to track the performance of the Index, the Sub-Adviser employs a sampling strategy, which means that the Sub-Adviser is not required to purchase all of the securities represented in the Index. Instead, the Sub-Adviser may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, the Sub-Adviser may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.
The Index is designed to measure the performance of the short-term U.S. corporate bond market. The Index includes publicly issued U.S. dollar-denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s Financial Services, LLC), and have $300 million or more of outstanding face value. A bond’s face value means the amount to be paid to the holder at maturity. In addition, the securities must be denominated in U.S. dollars, fixed rate and nonconvertible. The Index includes only corporate sectors. The corporate sectors are industrial, utility, and financial institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of March 31, 2026, there were approximately 1,643 securities in the Index and the modified adjusted duration of securities in the Index was approximately 1.83 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund, the Adviser, or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.
* BLOOMBERG® and the Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”) (collectively “Bloomberg”), the administrator of the Index, and have been licensed for the use of certain purposes by the Fund. Bloomberg is not affiliated with the Fund and Bloomberg does not approve, endorse, review or recommend the Fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the Index, and neither shall be liable in any way to the Lincoln Variable Insurance Products Trust, investors in the Fund or other third parties in respect of the use or accuracy of the Index or any data included therein.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
2LVIP State Street Short-Term Bond Index Fund

•
Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.
•
Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
•
Financial Services Sector Risk. The profitability of many types of financial services companies may be adversely affected in certain market cycles. For example, changing interest rates may restrict the availability and increase the cost of capital for these companies. During a general market downturn or other crises affecting the financial services industry, numerous financial services companies may experience substantial declines in the valuations of their assets and/or take actions that may cause their assets to experience dramatic declines in value. In addition, financial services companies often are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers.
•
Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.
•
Utility Sector Risk. When interest rates rise, the value of securities issued by utilities companies historically has fallen. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform
LVIP State Street Short-Term Bond Index Fund3

as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	4.03%
Lowest Quarterly Return	Q1 2022	(2.43%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	Since Inception	Inception Date
LVIP State Street Short-Term Bond Index Fund – Standard Class	5.52%	2.25%	2.77%	5/1/2018
LVIP State Street Short-Term Bond Index Fund – Service Class	5.25%	2.00%	2.51%	5/1/2018
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	2.09%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)
Portfolio Managers

SSGA FM Portfolio Managers	Company Title	Experience with Fund
Michael Brunell, CFA	Vice President	Since May 2018
Christopher DiStefano	Vice President	Since May 2018
David Marchetti, CFA	Vice President	Since November 2020
4LVIP State Street Short-Term Bond Index Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP State Street Short-Term Bond Index Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. The objective is non-fundamental and may be changed without shareholder approval.
SSGA Funds Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal market conditions, generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg U.S. 1-3 Year Corporate Bond Index* (the “Index”) or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the Fund may invest in investment grade debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Sub-Adviser). The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Sub-Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
In seeking to track the performance of the Index, the Sub-Adviser employs a sampling strategy, which means that the Sub-Adviser is not required to purchase all of the securities represented in the Index. Instead, the Sub-Adviser may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, the Sub-Adviser may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.
The Index is designed to measure the performance of the short-term U.S. corporate bond market. The Index includes publicly issued U.S. dollar-denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s Financial Services, LLC), and have $300 million or more of outstanding face value. A bond’s face value means the amount to be paid to the holder at maturity. In addition, the securities must be denominated in U.S. dollars, fixed rate, and nonconvertible. The Index includes only corporate sectors. The corporate sectors are industrial, utility, and financial institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of March 31, 2026, there were approximately 1,643 securities in the Index and the modified adjusted duration of securities in the Index was approximately 1.83 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund, the Adviser, or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.
*BLOOMBERG® and the Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”) (collectively “Bloomberg”), the administrator of the Index, and have been licensed for the use of certain purposes by the Fund. Bloomberg is not affiliated with the Fund and Bloomberg does not approve, endorse, review or recommend the Fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the Index, and neither shall be liable in any way to the Lincoln Variable Insurance Products Trust, investors in the Fund or other third parties in respect of the use or accuracy of the Index or any data included therein.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in bond securities that are held in the Bloomberg U.S. 1-3 Year Corporate Bond Index only upon 60 days’ notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
6

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Tracking Error Risk. The Fund attempts to track the performance of the Index. The performance of the Fund may deviate substantially from the Index it tracks. Various factors may affect the Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Fund employs a sampling technique to construct the Fund's portfolio, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Fund may vary from time to time. In addition, the Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to
7

sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.
Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
Financial Services Sector Risk. The profitability of many types of financial services companies may be adversely affected in certain market cycles. For example, changing interest rates may restrict the availability and increase the cost of capital for these companies. Moreover, when interest rates rise, the value of securities issued by many types of financial services companies generally falls. During a general market downturn or other crises affecting the financial services sector, numerous financial services companies may experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or even declare bankruptcy and/or cease operations. These actions may cause the assets of a financial services company to experience dramatic declines in value. Declining economic conditions may also cause credit losses due to financial difficulties of borrowers. In addition, financial services companies often are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability.
Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Utility Sector Risk. When interest rates rise, the value of securities issued by utilities companies historically has fallen. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global
8

economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
9

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.28% of the Fund's average net assets).
Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors,
Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly traded financial holding company organized in Massachusetts. As of December 31, 2025, SSGA FM had approximately
$1.34 trillion in assets under management. The Sub-Adviser is registered with the U.S. Securities and
Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Sub-Adviser and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation. As of December 31, 2025, State Street
Investment Management had approximately $5.66 trillion in assets under management.

SSGA FM Portfolio Managers
The Fund is managed by the Fixed Income Beta Solutions Team of State Street Investment Management.
Michael Brunell, Christopher DiStefano and David Marchetti are responsible for the day-to-day management of the Fund's assets.

Michael Brunell, CFA, is a Vice President of State Street Investment Management and a senior member of the Fixed Income portfolio management team. In his current role as part of the Fixed Income Beta
Solutions Team, he heads the credit sector team and is responsible for developing, managing, and supporting various types of funds against a variety of conventional and custom bond index strategies. He was a member of the group that launched the first SPDR fixed income ETFs in 2007 and a long-time manager of State Street Investment Management’s U.S. high yield and convertible ETF products. Mr.
Brunell earned a Bachelor of Science in Business Administration from Saint Michael’s College and a
Master of Science in Finance from the Carroll School of Management at Boston College. He earned the
Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and CFA Society
Boston, Inc.

10

Christopher DiStefano is a Vice President of State Street Investment Management and a Portfolio
Manager in the Fixed Income Beta Solutions Team within the Fixed Income, Cash and Currency Team. He joined the firm in 2010 and is responsible for managing several funds and ETFs within the convertible bond, investment grade credit, and smart beta sectors and strategies. Mr. DiStefano holds a Master of
Business Administration from the Carroll School of Management at Boston College, and a Master of
Science and Bachelor of Science in Civil Engineering from the University of Illinois and Union College, respectively.

David Marchetti, CFA, is a Vice President of State Street Investment Management and a Portfolio Manager
in the Fixed Income Beta Solutions Team. Mr. Marchetti is responsible for managing several investment grade credit funds, specifically managing short-term and intermediate credit funds. Also, he oversees the
ETF basket creation/redemption process across multiple fixed income ETFs. Mr. Marchetti started his career at State Street Bank and has been working in the investment industry since 2009. Mr. Marchetti holds a Bachelor of Science in Business Administration with a concentration in Finance from Boston
University. He has earned the Chartered Financial Analyst (CFA) designation and is a member of the CFA
Institute and CFA Society Boston, Inc.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
11

The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily
12

intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
13

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street Short-Term Bond Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.869	$ 9.874	$ 9.685	$ 10.227	$ 10.429
Income (loss) from investment operations:
Net investment income[1]	0.446	0.459	0.340	0.136	0.086
Net realized and unrealized gain (loss)	0.095	0.025	0.159	(0.489)	(0.140)
Total from investment operations	0.541	0.484	0.499	(0.353)	(0.054)
Less dividends and distributions from:
Net investment income	(0.420)	(0.488)	(0.310)	(0.138)	(0.099)
Net realized gain	—	—	—	(0.051)	(0.049)
Return of capital	—	(0.001)	—	—	—
Total dividends and distributions	(0.420)	(0.489)	(0.310)	(0.189)	(0.148)
Net asset value, end of period	$ 9.990	$ 9.869	$ 9.874	$ 9.685	$ 10.227
Total return[2]	5.52%	4.88%	5.17%	(3.45%)	(0.52%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,039	$47,290	$65,694	$65,787	$82,628
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%	0.40%	0.39%	0.39%
Ratio of net investment income to average net assets	4.41%	4.56%	3.45%	1.38%	0.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.37%	4.52%	3.41%	1.35%	0.80%
Portfolio turnover	54%	57%	51%	59%	50%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

14

	LVIP State Street Short-Term Bond Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.840	$ 9.849	$ 9.662	$ 10.205	$ 10.408
Income (loss) from investment operations:
Net investment income[1]	0.419	0.433	0.314	0.111	0.060
Net realized and unrealized gain (loss)	0.096	0.023	0.158	(0.488)	(0.140)
Total from investment operations	0.515	0.456	0.472	(0.377)	(0.080)
Less dividends and distributions from:
Net investment income	(0.396)	(0.464)	(0.285)	(0.115)	(0.074)
Net realized gain	—	—	—	(0.051)	(0.049)
Return of capital	—	(0.001)	—	—	—
Total dividends and distributions	(0.396)	(0.465)	(0.285)	(0.166)	(0.123)
Net asset value, end of period	$ 9.959	$ 9.840	$ 9.849	$ 9.662	$ 10.205
Total return[2]	5.25%	4.63%	4.91%	(3.69%)	(0.77%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$282,702	$257,088	$218,013	$202,006	$183,965
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.65%	0.64%	0.64%
Ratio of net investment income to average net assets	4.16%	4.31%	3.20%	1.13%	0.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.12%	4.27%	3.16%	1.10%	0.55%
Portfolio turnover	54%	57%	51%	59%	50%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

15

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
16

Lincoln Variable Insurance Products Trust
LVIP State Street Small-Cap Index Fund
Formerly LVIP SSGA Small-Cap Index Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street Small-Cap Index Fund , formerly LVIP SSGA Small-Cap Index Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street Small-Cap Index Fund
Formerly LVIP SSGA Small-Cap Index Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street Small-Cap Index Fund (the “Fund”) is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index*, which emphasizes stocks of small U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.32%	0.32%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.39%	0.64%
Less Fee Waiver[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.38%	0.63%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.005% on the first $500 million of the Fund’s average daily net assets; 0.01% on the next $1.0 billion of the Fund’s average daily net assets; and 0.015% of the Fund’s average daily net assets in excess of $1.5 billion. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$39	$124	$218	$492
Service Class	$64	$204	$356	$797
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
LVIP State Street Small-Cap Index Fund1

Principal Investment Strategies
The Fund pursues its objective by investing primarily in the securities that make up the Russell 2000® Index. The Fund may not invest in every security in the Russell 2000® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). When evaluating the Fund’s performance, the Russell 2000® Index is used as the benchmark. The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index which represents approximately 10% of the market capitalization of the Russell 3000® Index. Stocks in the Russell 2000® Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price). As of March 31, 2026, the market capitalization range of the Russell 2000® Index was $85 million to $40 billion.
The Fund, under normal circumstances, invests at least 80% of its assets in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts, that provide exposure to the stocks of companies in the Russell 2000. The Russell 2000® Index is a widely used measure of small U.S. company stock performance.
The Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Fund has not yet invested new shareholder money.
*
The Fund has been developed solely by the Lincoln Variable Insurance Products Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000® Index vest in the relevant LSE Group company which owns the index. Russell® is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license. The Russell 2000® Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Russell 2000® Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Russell 2000® Index for the purpose of which it is being put by the Fund.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may
2LVIP State Street Small-Cap Index Fund

be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	31.28%
Lowest Quarterly Return	Q1 2020	(30.82%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street Small-Cap Index Fund – Standard Class	12.46%	5.73%	9.18%
LVIP State Street Small-Cap Index Fund – Service Class	12.18%	5.47%	8.90%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)
Portfolio Managers

SSGA FM Portfolio Managers	Company Title	Experience with Fund
Emiliano Rabinovich, CFA	Managing Director	Since March 2023
Michael Finocchi	Vice President	Since May 2017
Karl Schneider, CAIA	Managing Director	Since May 2017
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
LVIP State Street Small-Cap Index Fund3

Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP State Street Small-Cap Index Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index*, which emphasizes stocks of small U.S. companies. This objective is non-fundamental and may be changed without shareholder approval.
The Fund pursues its objective by investing primarily in the securities that make up the Russell 2000® Index, although the Fund may not invest in every security in the Russell 2000® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). When evaluating the Fund’s performance, the Russell 2000® Index is used as the benchmark. The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index which represents approximately 10% of the market capitalization of the Russell 3000® Index. Stocks in the Russell 2000® Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price). As of March 31, 2026, the market capitalization range of the Russell 2000® Index was $85 million to $40 billion.
The Fund, under normal circumstances, invests at least 80% of its assets in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts, that provide exposure to the stocks of companies in the Russell 2000. The Russell 2000® Index is a widely used measure of small U.S. company stock performance.
The Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Fund has not yet invested new shareholder money.
The Fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Fund, and differences between how and when the Fund and the index are valued.
*
The Fund has been developed solely by the Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000® Index vest in the relevant LSE Group company which owns the index. Russell® is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license. The Russell 2000® Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Russell 2000® Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Russell 2000® Index for the purpose of which it is being put by the Fund.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in securities of stocks of companies included in the Russell 2000 Index and in derivatives instruments, such as stock index futures contracts and options that provide exposure to the stocks in the companies in the Russell 2000 Index only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
5

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Tracking Error Risk. The Fund attempts to track the performance of the Index. The performance of the Fund may deviate substantially from the Index it tracks. Various factors may affect the Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Fund employs a sampling technique to construct the Fund's portfolio, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Fund may vary from time to time. In addition, the Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
6

There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.31% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors,
Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly traded financial holding company organized in Massachusetts. As of December 31, 2025, SSGA FM had approximately
$1.34 trillion in assets under management. The Sub-Adviser is registered with the U.S. Securities and
Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Sub-Adviser and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation. As of December 31, 2025, State Street
Investment Management had approximately $5.66 trillion in assets under management.

SSGA FM Portfolio Managers
The Fund is managed by the Systematic Equity Team of State Street Investment Management. Emiliano
Rabinovich, Michael Finocchi and Karl Schneider are responsible for the day-to-day management of the
Fund's assets.

7

Emiliano Rabinovich, CFA, is a Managing Director of State Street Investment Management and Co-Head
of the Systematic Equity Team in the Americas. Within the Systematic Equity Team, he is the strategy leader for their Tax Aware, Smart Beta and ESG products. Mr. Rabinovich manages both traditional indexing and a variety of alternative beta mandates, local and global strategies and fund structures, which include separately managed accounts, commingled funds, mutual funds and ETFs. Mr. Rabinovich joined
State Street Investment Management in Montreal in 2006, where he was the Head of the Indexing Team in
Canada. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a
Master of Arts in Economics from the University of CEMA. He has also earned the Chartered Financial
Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Michael Finocchi is a Vice President of State Street Investment Management and a Senior Portfolio
Manager in the Systematic Equity Team. He is responsible for managing a wide variety of equity index and tax-efficient strategies for institutional clients and high net worth individuals. Prior to assuming his current role in March 2012, Mr. Finocchi was a senior manager in Portfolio Administration responsible for the operations of funds managed by the Systematic Equity Team. Mr. Finocchi holds a Master of Business
Administration with a concentration in Finance from Boston University's Questrom School of Business as well as a Bachelor of Arts in History and Business Studies from Providence College.

Karl Schneider, CAIA, is a Managing Director of State Street Investment Management and Co-Head of the
Systematic Equity Team in the Americas. He also serves as a Senior Portfolio Manager for a number of the team’s index equity portfolios. Previously within the Team, he was the Deputy Head of the Americas, and prior to that he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. He joined State Street Investment Management in
1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a
Master of Science in Finance from the Carroll School of Management at Boston College. He has earned the
Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
8

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
9

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street Small-Cap Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 32.786	$ 31.106	$ 27.338	$ 39.636	$ 35.910
Income (loss) from investment operations:
Net investment income[1]	0.251	0.306	0.332	0.303	0.252
Net realized and unrealized gain (loss)	3.811	3.201	4.124	(8.624)	4.931
Total from investment operations	4.062	3.507	4.456	(8.321)	5.183
Less dividends and distributions from:
Net investment income	(0.362)	(0.596)	(0.371)	(0.358)	(0.343)
Net realized gain	(1.674)	(1.231)	(0.317)	(3.619)	(1.114)
Total dividends and distributions	(2.036)	(1.827)	(0.688)	(3.977)	(1.457)
Net asset value, end of period	$ 34.812	$ 32.786	$ 31.106	$ 27.338	$ 39.636
Total return[2]	12.46%	11.14%	16.50%	(20.78%)	14.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,433,964	$1,429,404	$1,664,375	$1,449,348	$1,994,358
Ratio of expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets	0.77%	0.94%	1.16%	0.94%	0.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	0.93%	1.15%	0.93%	0.61%
Portfolio turnover	16%	13%	15%	16%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP State Street Small-Cap Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 32.710	$ 31.046	$ 27.292	$ 39.580	$ 35.858
Income (loss) from investment operations:
Net investment income[1]	0.169	0.224	0.260	0.221	0.150
Net realized and unrealized gain (loss)	3.792	3.187	4.112	(8.609)	4.927
Total from investment operations	3.961	3.411	4.372	(8.388)	5.077
Less dividends and distributions from:
Net investment income	(0.281)	(0.516)	(0.301)	(0.281)	(0.241)
Net realized gain	(1.674)	(1.231)	(0.317)	(3.619)	(1.114)
Total dividends and distributions	(1.955)	(1.747)	(0.618)	(3.900)	(1.355)
Net asset value, end of period	$ 34.716	$ 32.710	$ 31.046	$ 27.292	$ 39.580
Total return[2]	12.18%	10.87%	16.21%	(20.98%)	14.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$588,551	$533,122	$488,817	$417,135	$551,286
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.63%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets	0.52%	0.69%	0.91%	0.69%	0.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.51%	0.68%	0.90%	0.68%	0.36%
Portfolio turnover	16%	13%	15%	16%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP State Street SMID Cap Managed Volatility Fund
Formerly LVIP SSGA SMID Cap Managed Volatility Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP State Street SMID Cap Managed Volatility Fund, formerly LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP State Street SMID Cap Managed Volatility Fund
Formerly LVIP SSGA SMID Cap Managed Volatility Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP State Street SMID Cap Managed Volatility Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.36%	0.36%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.66%	0.91%
Less Fee Waiver and Expense Reimbursement[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.61%	0.86%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.005% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class (and 0.495% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$62	$206	$363	$818
Service Class	$88	$285	$499	$1,115
LVIP State Street SMID Cap Managed Volatility Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “Underlying Funds”). The Underlying Funds include funds advised by the Fund’s investment adviser. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The Fund allocates to certain Underlying Funds including, but not limited to, LVIP SSGA Small-Cap Index Fund (in an amount that is approximately 80% of the portion of the Fund’s assets not subject to the overlay) and LVIP SSGA Mid-Cap Index Fund (in an amount that is approximately 20% of the portion of the Fund’s assets not subject to the overlay). Allocations to the Underlying Funds are subject to change at the discretion of the Fund’s investment adviser.
SMID Cap Strategy. Under normal circumstances, the Fund, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to small- and medium-capitalization U.S. companies. Small- and medium-capitalization companies are defined as those U.S. companies whose market capitalization (ranked in accordance with the Russell 2500TM Index) is: (i) less than the 500th U.S. company as ranked by market capitalization, and (ii) greater than or equal to the 2500th U.S. company as ranked by market capitalization. The Underlying Funds also may invest in stock index futures as a substitute for a comparable market position in the securities included in their benchmark index.
Certain Underlying Funds seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index which emphasizes stocks of small or mid-sized U.S. companies.
Certain Underlying Funds invest primarily, under normal circumstances, in equities of mid-sized U.S. companies. Such Underlying Funds seek to replicate a mid-cap index; however, if it is not practical under the circumstances, the Underlying Funds may not invest in every security in the mid-cap index.
The investment adviser will periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the investment adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
*
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 2000® and Russell 3000® are trademarks of Russell Investment Group.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
2LVIP State Street SMID Cap Managed Volatility Fund

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
LVIP State Street SMID Cap Managed Volatility Fund3

•
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	29.82%
Lowest Quarterly Return	Q1 2020	(20.96%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP State Street SMID Cap Managed Volatility Fund – Standard Class	4.49%	4.65%	6.91%
LVIP State Street SMID Cap Managed Volatility Fund – Service Class	4.23%	4.39%	6.65%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
4LVIP State Street SMID Cap Managed Volatility Fund

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP State Street SMID Cap Managed Volatility Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “Underlying Funds”). The Underlying Funds include funds advised by the Fund’s investment adviser. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
The Fund allocates to certain Underlying Funds including, but not limited to, LVIP SSGA Small-Cap Index Fund (in an amount that is approximately 80% of the portion of the Fund’s assets not subject to the overlay) and LVIP SSGA Mid-Cap Index Fund (in an amount that is approximately 20% of the portion of the Fund’s assets not subject to the overlay). Allocations to the Underlying Funds are subject to change at the discretion of the Fund’s investment adviser.
SMID Cap Strategy. Under normal circumstances, the Fund, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to small- and medium-capitalization U.S. companies. Small- and medium-capitalization companies are defined as those U.S. companies whose market capitalization (ranked in accordance with the Russell 2500TM Index) is: (i) less than the 500th U.S. company as ranked by market capitalization, and (ii) greater than or equal to the 2500th U.S. company as ranked by market capitalization. As of March 31, 2026, this range would include companies with capitalizations between $85 million and $120 billion.
The Underlying Funds also may invest in stock index futures as a substitute for a comparable market position in the securities included in their benchmark index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Funds to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
Certain Underlying Funds seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index which emphasizes stocks of small U.S. companies. Certain Underlying Funds seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index which emphasizes stocks of mid-sized U.S. companies.
Certain Underlying Funds invest primarily, under normal circumstances, in equities of mid-sized U.S. companies. Such Underlying Funds seek to replicate a mid-cap index; however, if it is not practical under the circumstances, the Underlying Funds may not invest in every security in the mid-cap index.
On at least an annual basis, the investment adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The investment adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the investment adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The investment adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying Fund allocation is made based on the Fund’s particular asset allocation strategy, the investment adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the Underlying Funds. The investment adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
*
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 2000® and Russell 3000® are trademarks of Russell Investment Group.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the managed volatility strategy may be adjusted based upon changes in market conditions by the Adviser or overlay manager.
6

Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions, the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and/or increase the Fund’s economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in a portfolio of investments that provides exposure to small and medium capitalization U.S. companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
7

Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
8

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global
9

economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the managed volatility strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the managed volatility strategy (through the purchases of exchange-traded futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the managed volatility strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the managed volatility model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a managed volatility strategy. Any one of these factors could impact the success of the managed volatility strategy, and the Fund may not perform as expected. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers
10

to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.23% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Michael Hoppe and Alex Zeng are responsible for determining the allocation to, and oversight of, the Fund's sub-advisers.

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

11

Sub-Adviser
Schroder Investment Management North America Inc. (“SIMNA”), located at 7 Bryant Park, New York, NY
10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately
$1,107 trillion as of December 31, 2025.

SIMNA Portfolio Managers	Marcus Durell and Mallory Timmermans are responsible for the day-to-day management of the portion of the Fund's assets allocated to the managed volatility sleeve.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of
Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined
SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio
Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do
12

not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class
13

shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP State Street SMID Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.079	$ 12.238	$ 10.884	$ 14.150	$ 14.479
Income (loss) from investment operations:
Net investment income[1]	0.106	0.181	0.140	0.097	0.098
Net realized and unrealized gain (loss)	0.474	1.201	1.352	(2.703)	2.216
Total from investment operations	0.580	1.382	1.492	(2.606)	2.314
Less dividends and distributions from:
Net investment income	(0.183)	(0.335)	(0.138)	(0.094)	(0.379)
Net realized gain	(0.547)	(0.206)	—	(0.539)	(2.264)
Return of capital	—	—	—	(0.027)	—
Total dividends and distributions	(0.730)	(0.541)	(0.138)	(0.660)	(2.643)
Net asset value, end of period	$ 12.929	$ 13.079	$ 12.238	$ 10.884	$ 14.150
Total return[2]	4.49%	11.33%	13.69%	(18.36%)	16.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98	$76	$76	$59	$79
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	0.84%	1.40%	1.23%	0.79%	0.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.79%	1.35%	1.18%	0.74%	0.56%
Portfolio turnover	14%	7%	9%	11%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

	LVIP State Street SMID Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.056	$ 12.216	$ 10.867	$ 14.127	$ 14.463
Income (loss) from investment operations:
Net investment income[1]	0.074	0.148	0.111	0.066	0.058
Net realized and unrealized gain (loss)	0.470	1.198	1.348	(2.696)	2.213
Total from investment operations	0.544	1.346	1.459	(2.630)	2.271
Less dividends and distributions from:
Net investment income	(0.150)	(0.300)	(0.110)	(0.064)	(0.343)
Net realized gain	(0.547)	(0.206)	—	(0.539)	(2.264)
Return of capital	—	—	—	(0.027)	—
Total dividends and distributions	(0.697)	(0.506)	(0.110)	(0.630)	(2.607)
Net asset value, end of period	$ 12.903	$ 13.056	$ 12.216	$ 10.867	$ 14.127
Total return[2]	4.23%	11.05%	13.41%	(18.57%)	15.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$584,596	$622,496	$652,126	$582,900	$725,057
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.59%	1.15%	0.98%	0.54%	0.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.54%	1.10%	0.93%	0.49%	0.31%
Portfolio turnover	14%	7%	9%	11%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP Structured Conservative Allocation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Structured Conservative Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Structured Conservative Allocation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Structured Conservative Allocation Fund (the “Fund”) is to seek a high level of current income, with some consideration given to growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.10%	0.10%
Acquired Fund Fees and Expenses (AFFE)	0.34%	0.34%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.59%	0.84%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$60	$189	$329	$738
Service Class	$86	$268	$466	$1,037
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure, investing in other mutual funds (the “Underlying Funds”). The Fund, under normal circumstances, invests approximately 60% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds), and approximately 40% of its assets in Underlying Funds that primarily invest in equity securities (stocks). The Underlying
LVIP Structured Conservative Allocation Fund1

Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds), funds that employ a multi-factor strategy (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum), and exchange-traded funds. The Underlying Funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions), corporate bonds and inflation-indexed bonds, and allocates smaller percentage of assets to domestic and foreign equity securities (stocks), including stocks of small- and medium-cap companies and those with growth and value characteristics. Foreign securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
2LVIP Structured Conservative Allocation Fund

•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks
LVIP Structured Conservative Allocation Fund3

resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	8.98%
Lowest Quarterly Return	Q1 2020	(9.22%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Structured Conservative Allocation Fund – Standard Class	13.72%	4.45%	5.61%
LVIP Structured Conservative Allocation Fund – Service Class	13.44%	4.19%	5.34%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Structured Conservative Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	13.48%	4.26%	6.08%
1
The Conservative Structured Allocation Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 50% Bloomberg U.S. Aggregate Bond Index, 17% S&P 500® Index, 14% MSCI EAFE® NR Index, 10% Bloomberg U.S. TIPS Index, 4% MSCI Emerging Markets NR Index, 3% S&P MidCap 400® Index, and 2% Russell 2000® Index. The Conservative Structured Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
4LVIP Structured Conservative Allocation Fund

Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Structured Conservative Allocation Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a high level of current income with some consideration given to growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in other mutual funds (the “Underlying Funds”) that invest in equity securities (stocks) and/or fixed income securities (bonds). The Fund, under normal circumstances, invests approximately 60% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds), and approximately 40% of its assets in Underlying Funds that primarily invest in equity securities (stocks). The Underlying Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds), funds that employ a multi-factor strategy (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum), and exchange-traded funds. The Underlying Funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions), corporate bonds and inflation-indexed bonds, and allocates a smaller percentage of assets to domestic and foreign equity securities (stocks), including stocks of small- and medium-cap companies and those with growth and value characteristics. Foreign equity securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Descriptions of the investments of the Underlying Funds within each asset class are listed below:
Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.
Mortgage-Backed Securities: Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a pool of mortgages and direct interests in an underlying pool of mortgages.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Emerging Markets: An emerging market country is defined as an emerging or developing economy by the international Monetary Fund or defined as such by MSCI. The countries included in this definition will change over time.
Exchange-Traded Funds (“ETFs”): ETFs are similar to conventional mutual funds but are priced and traded like individual stocks, typically on a stock exchange. ETFs generally combine the advantages of indexing with the trading flexibility and continual pricing of individual stocks and bonds.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
6

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
7

•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing
8

of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
9

Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a
10

company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
11

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.15% of the Fund's average net assets).
LFI Portfolio Manager	Jay Shearon, Alex Zeng and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

12

A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
13

Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another
14

mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Structured Conservative Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.315	$ 11.026	$ 10.375	$ 12.915	$ 12.585
Income (loss) from investment operations:
Net investment income[1]	0.278	0.294	0.270	0.353	0.296
Net realized and unrealized gain (loss)	1.138	0.438	0.790	(2.084)	0.638
Total from investment operations	1.416	0.732	1.060	(1.731)	0.934
Less dividends and distributions from:
Net investment income	(0.321)	(0.349)	(0.289)	(0.440)	(0.497)
Net realized gain	(0.021)	(1.094)	(0.120)	(0.369)	(0.107)
Total dividends and distributions	(0.342)	(1.443)	(0.409)	(0.809)	(0.604)
Net asset value, end of period	$ 11.389	$ 10.315	$ 11.026	$ 10.375	$ 12.915
Total return[2]	13.72%	6.46%	10.27%	(13.30%)	7.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,513	$24,202	$22,898	$21,098	$24,304
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.24%
Ratio of net investment income to average net assets	2.54%	2.63%	2.51%	3.06%	2.24%
Portfolio turnover	10%	21%	30%	14%	17%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

	LVIP Structured Conservative Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 10.315	$ 11.026	$ 10.375	$ 12.913	$ 12.582
Income (loss) from investment operations:
Net investment income[1]	0.250	0.266	0.243	0.324	0.262
Net realized and unrealized gain (loss)	1.136	0.438	0.788	(2.082)	0.639
Total from investment operations	1.386	0.704	1.031	(1.758)	0.901
Less dividends and distributions from:
Net investment income	(0.291)	(0.321)	(0.260)	(0.411)	(0.463)
Net realized gain	(0.021)	(1.094)	(0.120)	(0.369)	(0.107)
Total dividends and distributions	(0.312)	(1.415)	(0.380)	(0.780)	(0.570)
Net asset value, end of period	$ 11.389	$ 10.315	$ 11.026	$ 10.375	$ 12.913
Total return[2]	13.44%	6.20%	9.99%	(13.52%)	7.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,712	$110,785	$119,199	$125,899	$161,937
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.49%
Ratio of net investment income to average net assets	2.29%	2.38%	2.26%	2.81%	1.99%
Portfolio turnover	10%	21%	30%	14%	17%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
LVIP Structured Moderate Allocation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Structured Moderate Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Structured Moderate Allocation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Structured Moderate Allocation Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.35%	0.35%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.56%	0.81%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$57	$179	$313	$701
Service Class	$83	$259	$450	$1,002
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure, investing in other mutual funds (the “Underlying Funds”). The Fund, under normal circumstances, invests approximately 60% of its assets in Underlying Funds that primarily invest in equity securities (stocks), and approximately 40% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds). The Underlying Funds
LVIP Structured Moderate Allocation Fund1

include, but are not limited to, funds that employ a passive investment style (i.e., index funds), funds that employ a multi-factor strategy (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum), and exchange-traded funds. The Underlying Funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including stocks of small- and medium-cap companies and those with growth and value characteristics. The Fund allocates a smaller percentage of assets to Underlying Funds that invest in domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions), corporate bonds and inflation-indexed bonds.
The foreign equity securities may include securities of companies in emerging market countries. An “emerging market country” is defined as an emerging or developing economy by the International Monetary Fund or defined as such by MSCI. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
2LVIP Structured Moderate Allocation Fund

•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks
LVIP Structured Moderate Allocation Fund3

resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	12.19%
Lowest Quarterly Return	Q1 2020	(15.44%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Structured Moderate Allocation Fund – Standard Class	17.28%	7.16%	7.59%
LVIP Structured Moderate Allocation Fund – Service Class	16.98%	6.90%	7.32%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Structured Moderate Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	16.31%	6.40%	7.94%
1
The Moderate Structured Allocation Composite, an index compiled by the Fund's Adviser, is constructed as follows: 30% Bloomberg U.S. Aggregate Bond Index, 24% S&P 500® Index, 20% MSCI EAFE® NR Index, 10% Bloomberg U.S. TIPS Index, 6% S&P MidCap 400® Index, 6% MSCI Emerging Markets NR Index, and 4% Russell 2000® Index. The Moderate Structured Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
4LVIP Structured Moderate Allocation Fund

Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Structured Moderate Allocation Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in other mutual funds (the “Underlying Funds”) that invest in equity (stocks) and/or fixed income (bonds) securities. The Fund, under normal circumstances, invests approximately 60% of its assets in Underlying Funds that primarily invest in equity securities (stocks), and approximately 40% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds). The Underlying Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds), funds that employ a multi-factor strategy (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum), and exchange-traded funds. The Underlying Funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including stocks of small- and medium-cap companies and those with growth and value characteristics. A smaller percentage of assets is allocated to Underlying Funds that invest in domestic fixed income securities (bonds) including, U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions), corporate bonds and inflation-indexed bonds. Foreign securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Descriptions of the investments of the Underlying Funds within each asset class are listed below:
Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.
Mortgage-Backed Securities: Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Emerging Markets: An emerging market country is defined as an emerging or developing economy by the International Monetary Fund or defined as such by MSCI. The countries included in this definition will change over time.
Exchange-Traded Funds (“ETFs”): ETFs are similar to conventional mutual funds but are priced and traded like individual stocks, typically on a stock exchange. ETFs generally combine the advantages of indexing with the trading flexibility and continual pricing of individual stocks and bonds.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
6

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
7

•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing
8

of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
9

U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a
10

company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
11

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.15% of the Fund's average net assets).
LFI Portfolio Manager	Jay Shearon, Alex Zeng and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

12

A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
13

Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another
14

mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Structured Moderate Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.265	$ 12.275	$ 11.378	$ 14.372	$ 13.554
Income (loss) from investment operations:
Net investment income[1]	0.326	0.300	0.301	0.443	0.347
Net realized and unrealized gain (loss)	1.622	0.871	1.172	(2.359)	1.299
Total from investment operations	1.948	1.171	1.473	(1.916)	1.646
Less dividends and distributions from:
Net investment income	(0.326)	(0.403)	(0.314)	(0.572)	(0.696)
Net realized gain	(0.032)	(1.762)	(0.262)	(0.506)	(0.132)
Return of capital	—	(0.016)	—	—	—
Total dividends and distributions	(0.358)	(2.181)	(0.576)	(1.078)	(0.828)
Net asset value, end of period	$ 12.855	$ 11.265	$ 12.275	$ 11.378	$ 14.372
Total return[2]	17.28%	9.41%	13.09%	(13.15%)	12.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$307,292	$167,781	$152,040	$139,079	$156,805
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.21%	0.20%
Ratio of net investment income to average net assets	2.69%	2.40%	2.53%	3.47%	2.38%
Portfolio turnover	17%	20%	41%	11%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

	LVIP Structured Moderate Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.256	$ 12.268	$ 11.372	$ 14.364	$ 13.546
Income (loss) from investment operations:
Net investment income[1]	0.294	0.269	0.271	0.411	0.310
Net realized and unrealized gain (loss)	1.618	0.870	1.170	(2.358)	1.297
Total from investment operations	1.912	1.139	1.441	(1.947)	1.607
Less dividends and distributions from:
Net investment income	(0.294)	(0.373)	(0.283)	(0.539)	(0.657)
Net realized gain	(0.032)	(1.762)	(0.262)	(0.506)	(0.132)
Return of capital	—	(0.016)	—	—	—
Total dividends and distributions	(0.326)	(2.151)	(0.545)	(1.045)	(0.789)
Net asset value, end of period	$ 12.842	$ 11.256	$ 12.268	$ 11.372	$ 14.364
Total return[2]	16.98%	9.14%	12.81%	(13.38%)	11.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$544,600	$520,642	$549,122	$562,606	$731,672
Ratio of expenses to average net assets[3]	0.46%	0.46%	0.46%	0.46%	0.45%
Ratio of net investment income to average net assets	2.44%	2.15%	2.28%	3.22%	2.13%
Portfolio turnover	17%	20%	41%	11%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
LVIP Structured Moderately Aggressive Allocation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Structured Moderately Aggressive Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Structured Moderately Aggressive Allocation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Structured Moderately Aggressive Allocation Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.37%	0.37%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.59%	0.84%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$60	$189	$329	$738
Service Class	$86	$268	$466	$1,037
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure, investing in other mutual funds (the “Underlying Funds”). The Fund, under normal circumstances, invests approximately 70% of its assets in Underlying Funds that primarily invest in equity securities (stocks), and approximately 30% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds). The Underlying Funds
LVIP Structured Moderately Aggressive Allocation Fund1

include, but are not limited to, funds that employ a passive investment style (i.e., index funds), funds that employ a multi-factor strategy (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum), and exchange-traded funds. The Underlying Funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including securities of small- and medium-cap companies and those with growth and value characteristics. The Fund allocates a smaller percentage of assets to Underlying Funds that invest in domestic fixed income securities (bonds) including U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions), corporate bonds and inflation-indexed bonds. Foreign securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports, Form N-CSR and quarterly holdings disclosures.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
2LVIP Structured Moderately Aggressive Allocation Fund

•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks
LVIP Structured Moderately Aggressive Allocation Fund3

resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	13.93%
Lowest Quarterly Return	Q1 2020	(18.67%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Structured Moderately Aggressive Allocation Fund – Standard Class	19.33%	8.27%	8.32%
LVIP Structured Moderately Aggressive Allocation Fund – Service Class	19.03%	8.00%	8.05%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Structured Moderately Aggressive Allocation Composite[1] (reflects no deductions for fees, expenses or taxes)	18.10%	7.16%	8.68%
1
The Moderately Aggressive Structured Allocation Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 26% S&P 500® Index, 25% Bloomberg U.S. Aggregate Bond Index, 22% MSCI EAFE® NR Index, 10% MSCI Emerging Markets NR Index, 7% S&P MidCap 400® Index, 5% Russell 2000® Index, and 5% Bloomberg U.S. TIPS Index. The Moderately Aggressive Structured Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
4LVIP Structured Moderately Aggressive Allocation Fund

Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since May 2022
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Structured Moderately Aggressive Allocation Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in other mutual funds (the “Underlying Funds”) that invest in equity securities (stocks) and/or fixed income securities (bonds). The Fund, under normal circumstances, invests approximately 70% of its assets in Underlying Funds that primarily invest in equity securities (stocks), and approximately 30% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds). The Underlying Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds), funds that employ a multi-factor strategy (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum), and exchange-traded funds. The Underlying Funds are advised by the Fund's investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including securities of small- and medium-cap companies and those with growth and value characteristics. The Fund allocates a smaller percentage of assets to Underlying Funds that invest in domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities (including to-be-announced), corporate bonds and inflation-indexed bonds. Foreign securities may include securities of companies in emerging market countries. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Descriptions of the investments of the Underlying Funds within each asset class are listed below:
Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.
Small-Cap Stocks: Small-cap companies are companies whose market capitalizations are lower than $1 billion.
Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, corporate, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
Mortgage-Backed Securities: Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a pool of mortgages and direct interests in an underlying pool of mortgages.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Emerging Markets: An emerging market country is defined as an emerging or developing economy by the International Monetary Fund or defined as such by MSCI. The countries included in this definition will change over time.
Exchange-Traded Funds (“ETFs”): ETFs are similar to conventional mutual funds but are priced and traded like individual stocks, typically on a stock exchange. ETFs generally combine the advantages of indexing with the trading flexibility and continual pricing of individual stocks and bonds.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports, Form N-CSR and quarterly holdings disclosures.
6

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
7

•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing
8

of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
9

U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a
10

company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
11

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.15% of the Fund's average net assets).
LFI Portfolio Manager	Jay Shearon, Alex Zeng and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

12

A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
13

Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another
14

mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Structured Moderately Aggressive Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.917	$ 12.973	$ 11.897	$ 14.994	$ 14.002
Income (loss) from investment operations:
Net investment income[1]	0.289	0.309	0.315	0.489	0.370
Net realized and unrealized gain (loss)	2.016	1.063	1.365	(2.487)	1.544
Total from investment operations	2.305	1.372	1.680	(1.998)	1.914
Less dividends and distributions from:
Net investment income	(0.341)	(0.411)	(0.324)	(0.635)	(0.786)
Net realized gain	(0.048)	(2.017)	(0.280)	(0.464)	(0.136)
Total dividends and distributions	(0.389)	(2.428)	(0.604)	(1.099)	(0.922)
Net asset value, end of period	$ 13.833	$ 11.917	$ 12.973	$ 11.897	$ 14.994
Total return[2]	19.33%	10.48%	14.27%	(13.13%)	13.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,779	$146,492	$143,276	$124,080	$140,459
Ratio of expenses to average net assets[3]	0.22%	0.21%	0.22%	0.21%	0.21%
Ratio of net investment income to average net assets	2.23%	2.33%	2.52%	3.68%	2.42%
Portfolio turnover	12%	16%	45%	13%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

	LVIP Structured Moderately Aggressive Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.904	$ 12.963	$ 11.890	$ 14.983	$ 13.993
Income (loss) from investment operations:
Net investment income[1]	0.255	0.275	0.283	0.456	0.331
Net realized and unrealized gain (loss)	2.012	1.062	1.361	(2.484)	1.541
Total from investment operations	2.267	1.337	1.644	(2.028)	1.872
Less dividends and distributions from:
Net investment income	(0.307)	(0.379)	(0.291)	(0.601)	(0.746)
Net realized gain	(0.048)	(2.017)	(0.280)	(0.464)	(0.136)
Total dividends and distributions	(0.355)	(2.396)	(0.571)	(1.065)	(0.882)
Net asset value, end of period	$ 13.816	$ 11.904	$ 12.963	$ 11.890	$ 14.983
Total return[2]	19.03%	10.21%	13.98%	(13.35%)	13.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$321,957	$307,968	$321,385	$318,469	$412,715
Ratio of expenses to average net assets[3]	0.47%	0.46%	0.47%	0.46%	0.46%
Ratio of net investment income to average net assets	1.98%	2.08%	2.27%	3.43%	2.17%
Portfolio turnover	12%	16%	45%	13%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
LVIP T. Rowe Price 2020 Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP T. Rowe Price 2020 Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP T. Rowe Price 2020 Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price 2020 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses (AFFE)	0.40%	0.40%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.72%	0.97%
Less Expense Reimbursement[2]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.64%	0.89%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.24% of the Fund’s average daily net assets for the Standard Class (and 0.49% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$65	$222	$393	$887
Service Class	$91	$301	$529	$1,182
LVIP T. Rowe Price 2020 Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest in underlying funds (“Underlying Funds”), including exchange-traded funds, which, in turn, invest in a broad mix of U.S. and foreign equity securities (equity) and fixed income securities (fixed income). The Underlying Funds are advised by either the Sub-Adviser or the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equities with the remainder of the allocation to fixed income securities). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to equities at the target date of 55%. The Fund’s overall exposure to equities will continue to decline until approximately 30 years after its target date, when its neutral allocations to equities and fixed income will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to fixed income, although the fixed income funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the Sub-Adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (equities and fixed income), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percent (5%). Neutral allocations are adjusted on at least a quarterly basis. Tactical
2LVIP T. Rowe Price 2020 Fund

allocations are evaluated continually and adjusted monthly. Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The target allocations and actual allocations may differ due to significant market movements or cash flows.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed income are subject to varying levels of credit risk, interest rate risk, liquidity risk and volatility.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
LVIP T. Rowe Price 2020 Fund3

•
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value.
•
Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses.
•
Bank Loan Risk. Bank loans are subject to additional risks beyond those normally associated with more traditional debt instruments. The ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	13.68%
Lowest Quarterly Return	Q1 2020	(13.23%)
The Fund’s performance between May 2, 2011 and December 31, 2017 reflects the impact of the risk management strategy, which was discontinued as of February 1, 2018.
4LVIP T. Rowe Price 2020 Fund

Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP T. Rowe Price 2020 Fund – Standard Class	13.02%	5.48%	6.87%
LVIP T. Rowe Price 2020 Fund – Service Class	12.74%	5.21%	6.60%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since February 2018
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018
Kimberly E. DeDominicis	Co-Portfolio Manager	Since October 2019
Andrew Jacobs van Merlen, CFA	Co-Portfolio Manager	Since January 2020
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP T. Rowe Price 2020 Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.
T. Rowe Price Associates, Inc. (“Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests in underlying funds (“Underlying Funds”), including exchange-traded funds, which, in turn, invest in a broad mix of U.S. and foreign equity securities (equity) and fixed income securities (fixed income). The Underlying Funds are advised either by the Sub-Adviser or the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equities and with the remainder of the allocation to fixed income securities). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to equities at the target date of 55%. The Fund’s overall exposure to equities will continue to decline until approximately 30 years after its target date, when its neutral allocations to equities and fixed income will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to fixed income, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by the Sub-Adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (equities and fixed income), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percent (5%). Neutral allocations are adjusted on at least a quarterly
6

basis. Tactical allocations are evaluated continually and adjusted monthly. Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The target allocations and actual allocations may differ due to significant market movements or cash flows.
Overall investments in stock Underlying Funds are allocated across a variety of sectors. When adjusting exposure among the stock Underlying Funds, the Sub-Adviser considers relative values and prospects among growth- and value-oriented stocks, U.S. and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. Overall investments in bond funds are generally allocated to a “core” fixed income component and a “diversifying” fixed income component. The core component is designed to establish a lower volatility baseline profile for the overall fixed income allocation and generally consists of U.S. investment-grade bonds, investment-grade non-U.S. dollar-denominated bonds that are hedged to the U.S. dollar, and global bonds that should offer low correlation with equity markets and provide consistent positive returns regardless of market cycle. The diversifying component is designed to respond to a variety of market conditions and improve risk adjusted returns for the portfolio. The allocations within the component dynamically evolve as overall equity exposure becomes lower and generally consist of bank loans, high yield bonds, emerging markets bonds, unhedged non-U.S. dollar-denominated bonds, long-duration U.S. Treasuries, and shorter-duration inflation protected securities. Although there is no specific neutral allocation to money market securities, the Fund may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities. The Fund typically buys and sells shares of its Underlying Funds, as appropriate, in order to realign the overall portfolio and remain invested in accordance with its target allocations.
Because the Fund gains its exposure to various asset classes and investment styles through investments in its Underlying Funds, the Fund’s investment performance is directly tied to the investment performance of these Underlying Funds. Underlying Funds may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities. In pursuing their investment objectives and programs, each of the Underlying Funds is permitted to engage in a wide range of investment policies and practices. As a result, shareholders of the Fund will be affected by an Underlying Fund’s investment practices in direct proportion to the amount of assets the Fund allocates to the Underlying Funds pursuing such practices.
The Sub-Adviser seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Sub-Adviser establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Sub-Adviser alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. Once the transition to the enhanced glide path is fully implemented, about 30 years after its stated retirement year, the Fund will maintain approximately a 30% allocation to stocks.
For LVIP T. Rowe Price Target Date Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the Funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
7

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
8

•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
9

Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed nicome are subject to varying levels of credit risk, interest rate risk, and liquidity risk. At times, participants in bond markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular bonds or in the overall bond markets and the related derivatives markets, which could hamper the ability to sell the bond investments or to find and purchase suitable investments.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of a portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.
Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses. Attempts at investing in companies that offer some protection from accelerating inflation could lessen relative returns and underperform the market generally. Even if inflation-protected investments may respond well to long-term inflation, they may not respond quickly to short-term increases in inflation. Further, an ongoing period of high inflation may place other strains on the economy that depress the prices of all stocks, even those of companies that typically benefit from high or rising inflation.
Bank Loan Risk. Bank loans are subject to additional risks beyond those normally associated with more traditional debt instruments. The ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price and they have significantly longer settlement periods than more traditional investments. Bank loans often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that an investor may not receive loan proceeds in a timely manner.
10

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s
11

assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser(s) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.19% of the Fund's average net assets).
LFI Portfolio Managers	Jay Shearon and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

Sub-Adviser
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 1307 Point Street, Baltimore, MD 21231, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe
Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $1.8 trillion as of December 31, 2025. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

12

T. Rowe Price Portfolio Managers	Wyatt A. Lee, Kimberly E. DeDominicis and Andrew Jacobs van Merlen are responsible for the day-to-day management of the Fund's assets.

Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T.
Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at
Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered
Financial Analyst designation.

Kimberly E. DeDominicis joined T. Rowe in 2003. Ms. DeDominicis is Vice President of T. Rowe Price
Group and T. Rowe Price Associates Inc. and is a Portfolio Manager for all target date strategies in the
Multi-Asset Division of T. Rowe Price. Ms. DeDominicis also leads the College Savings Plan investment efforts. Ms. DeDominicis earned a B.S. in mathematics with a concentration in statistics, magna cum laude, from Bucknell University, and also earned an M.B.A. in finance from New York University, Leonard
N. Stern School of Business.

Andrew Jacobs van Merlen, CFA, joined T. Rowe Price in 2000. Mr. van Merlen is a Portfolio Manager in
the Multi-Asset Division and a co-portfolio manager for the target date strategies. Mr. van Merlen earned a
B.S. in finance from the University of Maryland and an M.B.A. from the University of Cambridge. Mr. van
Merlen also has a Chartered Financial Analyst designation.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do
13

not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class
14

shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP T. Rowe Price 2020 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.436	$ 9.039	$ 8.479	$ 11.391	$ 10.897
Income (loss) from investment operations:
Net investment income[1]	0.268	0.232	0.216	0.232	0.195
Net realized and unrealized gain (loss)	0.949	0.564	0.913	(1.987)	0.917
Total from investment operations	1.217	0.796	1.129	(1.755)	1.112
Less dividends and distributions from:
Net investment income	(0.282)	(0.255)	(0.220)	(0.275)	(0.339)
Net realized gain	(0.545)	(0.144)	(0.349)	(0.882)	(0.279)
Total dividends and distributions	(0.827)	(0.399)	(0.569)	(1.157)	(0.618)
Net asset value, end of period	$ 9.826	$ 9.436	$ 9.039	$ 8.479	$ 11.391
Total return[2]	13.02%	8.81%	13.54%	(15.18%)	10.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,902	$79,113	$82,716	$75,626	$100,543
Ratio of expenses to average net assets[3]	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.32%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	2.73%	2.44%	2.43%	2.36%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.65%	2.37%	2.36%	2.29%	1.63%
Portfolio turnover	18%	8%	29%	15%	8%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

	LVIP T. Rowe Price 2020 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.427	$ 9.030	$ 8.472	$ 11.382	$ 10.889
Income (loss) from investment operations:
Net investment income[1]	0.243	0.208	0.194	0.208	0.166
Net realized and unrealized gain (loss)	0.946	0.563	0.911	(1.985)	0.916
Total from investment operations	1.189	0.771	1.105	(1.777)	1.082
Less dividends and distributions from:
Net investment income	(0.256)	(0.230)	(0.198)	(0.251)	(0.310)
Net realized gain	(0.545)	(0.144)	(0.349)	(0.882)	(0.279)
Total dividends and distributions	(0.801)	(0.374)	(0.547)	(1.133)	(0.589)
Net asset value, end of period	$ 9.815	$ 9.427	$ 9.030	$ 8.472	$ 11.382
Total return[2]	12.74%	8.52%	13.27%	(15.39%)	9.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,410	$15,129	$15,436	$15,015	$20,170
Ratio of expenses to average net assets[3]	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[3]	0.57%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	2.48%	2.19%	2.18%	2.11%	1.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.40%	2.12%	2.11%	2.04%	1.38%
Portfolio turnover	18%	8%	29%	15%	8%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
LVIP T. Rowe Price 2030 Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP T. Rowe Price 2030 Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP T. Rowe Price 2030 Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price 2030 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)	0.42%	0.42%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.69%	0.94%
Less Expense Reimbursement[2]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.67%	0.92%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.25% of the Fund’s average daily net assets for the Standard Class (and 0.50% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$68	$219	$382	$857
Service Class	$94	$298	$518	$1,153
LVIP T. Rowe Price 2030 Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2030) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest in underlying funds (“Underlying Funds”), including exchange-traded funds, which, in turn, invest in a broad mix of U.S. and foreign equity securities (equity) and fixed income securities (fixed income). The Underlying Funds are advised by either the Sub-Adviser or the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equities with the remainder of the allocation to fixed income securities). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to equities at the target date of 55%. The Fund’s overall exposure to equities will continue to decline until approximately 30 years after its target date, when its neutral allocations to equities and fixed income will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to fixed income, although the fixed income funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the Sub-Adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (equities and fixed income), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percent (5%). Neutral allocations are adjusted on at least a quarterly basis. Tactical
2LVIP T. Rowe Price 2030 Fund

allocations are evaluated continually and adjusted monthly. Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The target allocations and actual allocations may differ due to significant market movements or cash flows.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value.
•
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed income are subject to varying levels of credit risk, interest rate risk, liquidity risk and volatility.
LVIP T. Rowe Price 2030 Fund3

•
Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	16.52%
Lowest Quarterly Return	Q1 2020	(16.71%)
The Fund’s performance between May 2, 2011 and December 31, 2017 reflects the impact of the risk management strategy, which was discontinued as of February 1, 2018.
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP T. Rowe Price 2030 Fund – Standard Class	14.99%	6.85%	7.87%
LVIP T. Rowe Price 2030 Fund – Service Class	14.71%	6.58%	7.60%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
4LVIP T. Rowe Price 2030 Fund

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since February 2018
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018
Kimberly E. DeDominicis	Co-Portfolio Manager	Since October 2019
Andrew Jacobs van Merlen, CFA	Co-Portfolio Manager	Since January 2020
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP T. Rowe Price 2030 Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2030) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.
T. Rowe Price Associates, Inc. (“Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests in underlying funds (“Underlying Funds”), including exchange-traded funds, which, in turn, invest in a broad mix of U.S. and foreign equity securities (equity) and fixed income securities (fixed income). The Underlying Funds are advised either by the Sub-Adviser or the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equities and with the remainder of the allocation to fixed income securities). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to equities at the target date of 55%. The Fund’s overall exposure to equities will continue to decline until approximately 30 years after its target date, when its neutral allocations to equities and fixed income will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to fixed income, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by the Sub-Adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (equities and fixed income), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percent (5%). Neutral allocations are adjusted on at least a quarterly
6

basis. Tactical allocations are evaluated continually and adjusted monthly. Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The target allocations and actual allocations may differ due to significant market movements or cash flows.
Overall investments in stock Underlying Funds are allocated across a variety of sectors. When adjusting exposure among the stock Underlying Funds, the Sub-Adviser considers relative values and prospects among growth- and value-oriented stocks, U.S. and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. Overall investments in bond funds are generally allocated to a “core” fixed income component and a “diversifying” fixed income component. The core component is designed to establish a lower volatility baseline profile for the overall fixed income allocation and generally consists of U.S. investment-grade bonds, investment-grade non-U.S. dollar-denominated bonds that are hedged to the U.S. dollar, and global bonds that should offer low correlation with equity markets and provide consistent positive returns regardless of market cycle. The diversifying component is designed to respond to a variety of market conditions and improve risk adjusted returns for the portfolio. The allocations within the component dynamically evolve as overall equity exposure becomes lower and generally consist of bank loans, high yield bonds, emerging markets bonds, unhedged non-U.S. dollar-denominated bonds, long-duration U.S. Treasuries, and shorter-duration inflation protected securities. Although there is no specific neutral allocation to money market securities, the Fund may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities. The Fund typically buys and sells shares of its Underlying Funds, as appropriate, in order to realign the overall portfolio and remain invested in accordance with its target allocations.
Because the Fund gains its exposure to various asset classes and investment styles through investments in its Underlying Funds, the Fund’s investment performance is directly tied to the investment performance of these Underlying Funds. Underlying Funds may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities. In pursuing their investment objectives and programs, each of the Underlying Funds is permitted to engage in a wide range of investment policies and practices. As a result, shareholders of the Fund will be affected by an Underlying Fund’s investment practices in direct proportion to the amount of assets the Fund allocates to the Underlying Funds pursuing such practices.
The Sub-Adviser seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Sub-Adviser establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Sub-Adviser alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. Once the transition to the enhanced glide path is fully implemented, about 30 years after its stated retirement year, the Fund will maintain approximately a 30% allocation to stocks.
For LVIP T. Rowe Price Target Date Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the Funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
7

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is
8

appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
9

Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of a portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed nicome are subject to varying levels of credit risk, interest rate risk, and liquidity risk. At times, participants in bond markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular bonds or in the overall bond markets and the related derivatives markets, which could hamper the ability to sell the bond investments or to find and purchase suitable investments.
Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses. Attempts at investing in companies that offer some protection from accelerating inflation could lessen relative returns and underperform the market generally. Even if inflation-protected investments may respond well to long-term inflation, they may not respond quickly to short-term increases in inflation. Further, an ongoing period of high inflation may place other strains on the economy that depress the prices of all stocks, even those of companies that typically benefit from high or rising inflation.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but
10

could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LFI from its management fee.
11

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser(s) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.19% of the Fund's average net assets).
LFI Portfolio Managers	Jay Shearon and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

Sub-Adviser
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 1307 Point Street, Baltimore, MD 21231, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe
Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $1.8 trillion as of December 31, 2025. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Managers	Wyatt A. Lee, Kimberly E. DeDominicis and Andrew Jacobs van Merlen are responsible for the day-to-day management of the Fund's assets.

Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T.
Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at
Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered
Financial Analyst designation.

Kimberly E. DeDominicis joined T. Rowe in 2003. Ms. DeDominicis is Vice President of T. Rowe Price
Group and T. Rowe Price Associates Inc. and is a Portfolio Manager for all target date strategies in the
Multi-Asset Division of T. Rowe Price. Ms. DeDominicis also leads the College Savings Plan investment efforts. Ms. DeDominicis earned a B.S. in mathematics with a concentration in statistics, magna cum laude, from Bucknell University, and also earned an M.B.A. in finance from New York University, Leonard
N. Stern School of Business.

Andrew Jacobs van Merlen, CFA, joined T. Rowe Price in 2000. Mr. van Merlen is a Portfolio Manager in
the Multi-Asset Division and a co-portfolio manager for the target date strategies. Mr. van Merlen earned a
B.S. in finance from the University of Maryland and an M.B.A. from the University of Cambridge. Mr. van
Merlen also has a Chartered Financial Analyst designation.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
12

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
13

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
14

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP T. Rowe Price 2030 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.627	$ 10.894	$ 10.000	$ 13.145	$ 11.978
Income (loss) from investment operations:
Net investment income[1]	0.285	0.242	0.222	0.204	0.170
Net realized and unrealized gain (loss)	1.444	0.894	1.361	(2.447)	1.457
Total from investment operations	1.729	1.136	1.583	(2.243)	1.627
Less dividends and distributions from:
Net investment income	(0.295)	(0.259)	(0.220)	(0.240)	(0.299)
Net realized gain	(0.555)	(0.144)	(0.469)	(0.662)	(0.161)
Total dividends and distributions	(0.850)	(0.403)	(0.689)	(0.902)	(0.460)
Net asset value, end of period	$ 12.506	$ 11.627	$ 10.894	$ 10.000	$ 13.145
Total return[2]	14.99%	10.43%	16.14%	(16.87%)	13.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,737	$167,306	$153,622	$126,830	$158,690
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.27%	0.28%	0.28%	0.28%	0.27%
Ratio of net investment income to average net assets	2.33%	2.08%	2.10%	1.82%	1.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.31%	2.05%	2.07%	1.79%	1.30%
Portfolio turnover	13%	14%	15%	14%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

	LVIP T. Rowe Price 2030 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.613	$ 10.882	$ 9.992	$ 13.133	$ 11.969
Income (loss) from investment operations:
Net investment income[1]	0.254	0.212	0.196	0.176	0.138
Net realized and unrealized gain (loss)	1.441	0.892	1.357	(2.443)	1.454
Total from investment operations	1.695	1.104	1.553	(2.267)	1.592
Less dividends and distributions from:
Net investment income	(0.265)	(0.229)	(0.194)	(0.212)	(0.267)
Net realized gain	(0.555)	(0.144)	(0.469)	(0.662)	(0.161)
Total dividends and distributions	(0.820)	(0.373)	(0.663)	(0.874)	(0.428)
Net asset value, end of period	$ 12.488	$ 11.613	$ 10.882	$ 9.992	$ 13.133
Total return[2]	14.71%	10.14%	15.84%	(17.07%)	13.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,145	$33,061	$32,330	$29,981	$37,437
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.52%	0.53%	0.53%	0.53%	0.52%
Ratio of net investment income to average net assets	2.08%	1.83%	1.85%	1.57%	1.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	1.80%	1.82%	1.54%	1.05%
Portfolio turnover	13%	14%	15%	14%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
LVIP T. Rowe Price 2040 Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP T. Rowe Price 2040 Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP T. Rowe Price 2040 Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price 2040 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.09%	0.09%
Acquired Fund Fees and Expenses (AFFE)	0.45%	0.45%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.73%	0.98%
Less Expense Reimbursement[2]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.71%	0.96%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.26% of the Fund’s average daily net assets for the Standard Class (and 0.51% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$73	$231	$404	$905
Service Class	$98	$310	$540	$1,200
LVIP T. Rowe Price 2040 Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2040) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest in underlying funds (“Underlying Funds”), including exchange-traded funds, which, in turn, invest in a broad mix of U.S. and foreign equity securities (equity) and fixed income securities (fixed income). The Underlying Funds are advised by either the Sub-Adviser or the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equities with the remainder of the allocation to fixed income securities). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to equities at the target date of 55%. The Fund’s overall exposure to equities will continue to decline until approximately 30 years after its target date, when its neutral allocations to equities and fixed income will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to fixed income, although the fixed income funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the Sub-Adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (equities and fixed income), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percent (5%). Neutral allocations are adjusted on at least a quarterly basis. Tactical
2LVIP T. Rowe Price 2040 Fund

allocations are evaluated continually and adjusted monthly. Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The target allocations and actual allocations may differ due to significant market movements or cash flows.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value.
•
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed income are subject to varying levels of credit risk, interest rate risk, liquidity risk and volatility.
LVIP T. Rowe Price 2040 Fund3

•
Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	18.48%
Lowest Quarterly Return	Q1 2020	(19.17%)
The Fund’s performance between May 2, 2011 and December 31, 2017 reflects the impact of the risk management strategy, which was discontinued as of February 1, 2018.
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP T. Rowe Price 2040 Fund – Standard Class	18.14%	8.89%	9.21%
LVIP T. Rowe Price 2040 Fund – Service Class	17.84%	8.62%	8.94%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
4LVIP T. Rowe Price 2040 Fund

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since February 2018
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018
Kimberly E. DeDominicis	Co-Portfolio Manager	Since October 2019
Andrew Jacobs van Merlen, CFA	Co-Portfolio Manager	Since January 2020
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP T. Rowe Price 2040 Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2040) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.
T. Rowe Price Associates, Inc. (“Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests in underlying funds (“Underlying Funds”), including exchange-traded funds, which, in turn, invest in a broad mix of U.S. and foreign equity securities (equity) and fixed income securities (fixed income). The Underlying Funds are advised either by the Sub-Adviser or the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equities and with the remainder of the allocation to fixed income securities). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to equities at the target date of 55%. The Fund’s overall exposure to equities will continue to decline until approximately 30 years after its target date, when its neutral allocations to equities and fixed income will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to fixed income, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by the Sub-Adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (equities and fixed income), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percent (5%). Neutral allocations are adjusted on at least a quarterly
6

basis. Tactical allocations are evaluated continually and adjusted monthly. Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The target allocations and actual allocations may differ due to significant market movements or cash flows.
Overall investments in stock Underlying Funds are allocated across a variety of sectors. When adjusting exposure among the stock Underlying Funds, the Sub-Adviser considers relative values and prospects among growth- and value-oriented stocks, U.S. and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. Overall investments in bond funds are generally allocated to a “core” fixed income component and a “diversifying” fixed income component. The core component is designed to establish a lower volatility baseline profile for the overall fixed income allocation and generally consists of U.S. investment-grade bonds, investment-grade non-U.S. dollar-denominated bonds that are hedged to the U.S. dollar, and global bonds that should offer low correlation with equity markets and provide consistent positive returns regardless of market cycle. The diversifying component is designed to respond to a variety of market conditions and improve risk adjusted returns for the portfolio. The allocations within the component dynamically evolve as overall equity exposure becomes lower and generally consist of bank loans, high yield bonds, emerging markets bonds, unhedged non-U.S. dollar-denominated bonds, long-duration U.S. Treasuries, and shorter-duration inflation protected securities. Although there is no specific neutral allocation to money market securities, the Fund may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities. The Fund typically buys and sells shares of its Underlying Funds, as appropriate, in order to realign the overall portfolio and remain invested in accordance with its target allocations.
Because the Fund gains its exposure to various asset classes and investment styles through investments in its Underlying Funds, the Fund’s investment performance is directly tied to the investment performance of these Underlying Funds. Underlying Funds may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities. In pursuing their investment objectives and programs, each of the Underlying Funds is permitted to engage in a wide range of investment policies and practices. As a result, shareholders of the Fund will be affected by an Underlying Fund’s investment practices in direct proportion to the amount of assets the Fund allocates to the Underlying Funds pursuing such practices.
The Sub-Adviser seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Sub-Adviser establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Sub-Adviser alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. Once the transition to the enhanced glide path is fully implemented, about 30 years after its stated retirement year, the Fund will maintain approximately a 30% allocation to stocks.
For LVIP T. Rowe Price Target Date Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the Funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
7

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is
8

appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
9

Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of a portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed nicome are subject to varying levels of credit risk, interest rate risk, and liquidity risk. At times, participants in bond markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular bonds or in the overall bond markets and the related derivatives markets, which could hamper the ability to sell the bond investments or to find and purchase suitable investments.
Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses. Attempts at investing in companies that offer some protection from accelerating inflation could lessen relative returns and underperform the market generally. Even if inflation-protected investments may respond well to long-term inflation, they may not respond quickly to short-term increases in inflation. Further, an ongoing period of high inflation may place other strains on the economy that depress the prices of all stocks, even those of companies that typically benefit from high or rising inflation.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but
10

could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LFI from its management fee.
11

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser(s) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.19% of the Fund's average net assets).
LFI Portfolio Managers	Jay Shearon and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

Sub-Adviser
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 1307 Point Street, Baltimore, MD 21231, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe
Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $1.8 trillion as of December 31, 2025. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Managers	Wyatt A. Lee, Kimberly E. DeDominicis and Andrew Jacobs van Merlen are responsible for the day-to-day management of the Fund's assets.

Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T.
Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at
Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered
Financial Analyst designation.

Kimberly E. DeDominicis joined T. Rowe in 2003. Ms. DeDominicis is Vice President of T. Rowe Price
Group and T. Rowe Price Associates Inc. and is a Portfolio Manager for all target date strategies in the
Multi-Asset Division of T. Rowe Price. Ms. DeDominicis also leads the College Savings Plan investment efforts. Ms. DeDominicis earned a B.S. in mathematics with a concentration in statistics, magna cum laude, from Bucknell University, and also earned an M.B.A. in finance from New York University, Leonard
N. Stern School of Business.

Andrew Jacobs van Merlen, CFA, joined T. Rowe Price in 2000. Mr. van Merlen is a Portfolio Manager in
the Multi-Asset Division and a co-portfolio manager for the target date strategies. Mr. van Merlen earned a
B.S. in finance from the University of Maryland and an M.B.A. from the University of Cambridge. Mr. van
Merlen also has a Chartered Financial Analyst designation.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
12

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
13

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
14

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP T. Rowe Price 2040 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.418	$ 11.352	$ 10.067	$ 13.056	$ 11.595
Income (loss) from investment operations:
Net investment income[1]	0.238	0.188	0.185	0.171	0.139
Net realized and unrealized gain (loss)	2.001	1.292	1.714	(2.510)	1.822
Total from investment operations	2.239	1.480	1.899	(2.339)	1.961
Less dividends and distributions from:
Net investment income	(0.219)	(0.232)	(0.184)	(0.194)	(0.337)
Net realized gain	(0.523)	(0.182)	(0.430)	(0.456)	(0.163)
Total dividends and distributions	(0.742)	(0.414)	(0.614)	(0.650)	(0.500)
Net asset value, end of period	$ 13.915	$ 12.418	$ 11.352	$ 10.067	$ 13.056
Total return[2]	18.14%	13.04%	19.19%	(17.74%)	16.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,764	$127,062	$112,467	$90,927	$113,550
Ratio of expenses to average net assets[3]	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.28%	0.28%	0.29%	0.30%	0.28%
Ratio of net investment income to average net assets	1.80%	1.53%	1.70%	1.54%	1.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.78%	1.51%	1.67%	1.50%	1.07%
Portfolio turnover	11%	13%	9%	10%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

	LVIP T. Rowe Price 2040 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.358	$ 11.299	$ 10.024	$ 13.004	$ 11.552
Income (loss) from investment operations:
Net investment income[1]	0.203	0.156	0.157	0.142	0.107
Net realized and unrealized gain (loss)	1.990	1.285	1.705	(2.499)	1.813
Total from investment operations	2.193	1.441	1.862	(2.357)	1.920
Less dividends and distributions from:
Net investment income	(0.187)	(0.200)	(0.157)	(0.167)	(0.305)
Net realized gain	(0.523)	(0.182)	(0.430)	(0.456)	(0.163)
Total dividends and distributions	(0.710)	(0.382)	(0.587)	(0.623)	(0.468)
Net asset value, end of period	$ 13.841	$ 12.358	$ 11.299	$ 10.024	$ 13.004
Total return[2]	17.84%	12.76%	18.89%	(17.95%)	16.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,492	$42,982	$40,493	$35,417	$42,766
Ratio of expenses to average net assets[3]	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.53%	0.53%	0.54%	0.55%	0.53%
Ratio of net investment income to average net assets	1.55%	1.28%	1.45%	1.29%	0.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.53%	1.26%	1.42%	1.25%	0.82%
Portfolio turnover	11%	13%	9%	10%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
LVIP T. Rowe Price 2050 Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP T. Rowe Price 2050 Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP T. Rowe Price 2050 Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price 2050 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.12%
Acquired Fund Fees and Expenses (AFFE)	0.46%	0.46%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.77%	1.02%
Less Expense Reimbursement[2]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.73%	0.98%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.27% of the Fund’s average daily net assets for the Standard Class (and 0.52% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$75	$242	$424	$950
Service Class	$100	$321	$559	$1,244
LVIP T. Rowe Price 2050 Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2050) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest in underlying funds (“Underlying Funds”), including exchange-traded funds, which, in turn, invest in a broad mix of U.S. and foreign equity securities (equity) and fixed income securities (fixed income). The Underlying Funds are advised by either the Sub-Adviser or the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equities with the remainder of the allocation to fixed income securities). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to equities at the target date of 55%. The Fund’s overall exposure to equities will continue to decline until approximately 30 years after its target date, when its neutral allocations to equities and fixed income will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to fixed income, although the fixed income funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the Sub-Adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (equities and fixed income), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percent (5%). Neutral allocations are adjusted on at least a quarterly basis. Tactical
2LVIP T. Rowe Price 2050 Fund

allocations are evaluated continually and adjusted monthly. Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The target allocations and actual allocations may differ due to significant market movements or cash flows.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed income are subject to varying levels of credit risk, interest rate risk, liquidity risk and volatility.
LVIP T. Rowe Price 2050 Fund3

•
Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	19.19%
Lowest Quarterly Return	Q1 2020	(20.14%)
The Fund’s performance between May 2, 2011 and December 31, 2017 reflects the impact of the risk management strategy, which was discontinued as of February 1, 2018.
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP T. Rowe Price 2050 Fund – Standard Class	19.65%	9.74%	10.05%
LVIP T. Rowe Price 2050 Fund – Service Class	19.35%	9.47%	9.77%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
4LVIP T. Rowe Price 2050 Fund

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since February 2018
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018
Kimberly E. DeDominicis	Co-Portfolio Manager	Since October 2019
Andrew Jacobs van Merlen, CFA	Co-Portfolio Manager	Since January 2020
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP T. Rowe Price 2050 Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2050) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.
T. Rowe Price Associates, Inc. (“Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests in underlying funds (“Underlying Funds”), including exchange-traded funds, which, in turn, invest in a broad mix of U.S. and foreign equity securities (equity) and fixed income securities (fixed income). The Underlying Funds are advised either by the Sub-Adviser or the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equities and with the remainder of the allocation to fixed income securities). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to equities at the target date of 55%. The Fund’s overall exposure to equities will continue to decline until approximately 30 years after its target date, when its neutral allocations to equities and fixed income will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to fixed income, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by the Sub-Adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (equities and fixed income), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percent (5%). Neutral allocations are adjusted on at least a quarterly
6

basis. Tactical allocations are evaluated continually and adjusted monthly. Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The target allocations and actual allocations may differ due to significant market movements or cash flows.
Overall investments in stock Underlying Funds are allocated across a variety of sectors. When adjusting exposure among the stock Underlying Funds, the Sub-Adviser considers relative values and prospects among growth- and value-oriented stocks, U.S. and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. Overall investments in bond funds are generally allocated to a “core” fixed income component and a “diversifying” fixed income component. The core component is designed to establish a lower volatility baseline profile for the overall fixed income allocation and generally consists of U.S. investment-grade bonds, investment-grade non-U.S. dollar-denominated bonds that are hedged to the U.S. dollar, and global bonds that should offer low correlation with equity markets and provide consistent positive returns regardless of market cycle. The diversifying component is designed to respond to a variety of market conditions and improve risk adjusted returns for the portfolio. The allocations within the component dynamically evolve as overall equity exposure becomes lower and generally consist of bank loans, high yield bonds, emerging markets bonds, unhedged non-U.S. dollar-denominated bonds, long-duration U.S. Treasuries, and shorter-duration inflation protected securities. Although there is no specific neutral allocation to money market securities, the Fund may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities. The Fund typically buys and sells shares of its Underlying Funds, as appropriate, in order to realign the overall portfolio and remain invested in accordance with its target allocations.
Because the Fund gains its exposure to various asset classes and investment styles through investments in its Underlying Funds, the Fund’s investment performance is directly tied to the investment performance of these Underlying Funds. Underlying Funds may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities. In pursuing their investment objectives and programs, each of the Underlying Funds is permitted to engage in a wide range of investment policies and practices. As a result, shareholders of the Fund will be affected by an Underlying Fund’s investment practices in direct proportion to the amount of assets the Fund allocates to the Underlying Funds pursuing such practices.
The Sub-Adviser seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Sub-Adviser establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Sub-Adviser alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. Once the transition to the enhanced glide path is fully implemented, about 30 years after its stated retirement year, the Fund will maintain approximately a 30% allocation to stocks.
For LVIP T. Rowe Price Target Date Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the Funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
7

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is
8

appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
9

Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of a portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed nicome are subject to varying levels of credit risk, interest rate risk, and liquidity risk. At times, participants in bond markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular bonds or in the overall bond markets and the related derivatives markets, which could hamper the ability to sell the bond investments or to find and purchase suitable investments.
Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses. Attempts at investing in companies that offer some protection from accelerating inflation could lessen relative returns and underperform the market generally. Even if inflation-protected investments may respond well to long-term inflation, they may not respond quickly to short-term increases in inflation. Further, an ongoing period of high inflation may place other strains on the economy that depress the prices of all stocks, even those of companies that typically benefit from high or rising inflation.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but
10

could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LFI from its management fee.
11

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser(s) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.19% of the Fund's average net assets).
LFI Portfolio Managers	Jay Shearon and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

Sub-Adviser
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 1307 Point Street, Baltimore, MD 21231, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe
Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $1.8 trillion as of December 31, 2025. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Managers	Wyatt A. Lee, Kimberly E. DeDominicis and Andrew Jacobs van Merlen are responsible for the day-to-day management of the Fund's assets.

Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T.
Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at
Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered
Financial Analyst designation.

Kimberly E. DeDominicis joined T. Rowe in 2003. Ms. DeDominicis is Vice President of T. Rowe Price
Group and T. Rowe Price Associates Inc. and is a Portfolio Manager for all target date strategies in the
Multi-Asset Division of T. Rowe Price. Ms. DeDominicis also leads the College Savings Plan investment efforts. Ms. DeDominicis earned a B.S. in mathematics with a concentration in statistics, magna cum laude, from Bucknell University, and also earned an M.B.A. in finance from New York University, Leonard
N. Stern School of Business.

Andrew Jacobs van Merlen, CFA, joined T. Rowe Price in 2000. Mr. van Merlen is a Portfolio Manager in
the Multi-Asset Division and a co-portfolio manager for the target date strategies. Mr. van Merlen earned a
B.S. in finance from the University of Maryland and an M.B.A. from the University of Cambridge. Mr. van
Merlen also has a Chartered Financial Analyst designation.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
12

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
13

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
14

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
15

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP T. Rowe Price 2050 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.582	$ 12.277	$ 10.733	$ 13.894	$ 12.238
Income (loss) from investment operations:
Net investment income[1]	0.226	0.171	0.181	0.179	0.140
Net realized and unrealized gain (loss)	2.421	1.570	1.965	(2.697)	2.061
Total from investment operations	2.647	1.741	2.146	(2.518)	2.201
Less dividends and distributions from:
Net investment income	(0.219)	(0.191)	(0.181)	(0.201)	(0.361)
Net realized gain	(0.602)	(0.245)	(0.421)	(0.442)	(0.184)
Total dividends and distributions	(0.821)	(0.436)	(0.602)	(0.643)	(0.545)
Net asset value, end of period	$ 15.408	$ 13.582	$ 12.277	$ 10.733	$ 13.894
Total return[2]	19.65%	14.20%	20.30%	(17.95%)	18.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,605	$67,530	$62,326	$47,789	$57,815
Ratio of expenses to average net assets[3]	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.32%	0.33%	0.35%	0.33%
Ratio of net investment income to average net assets	1.56%	1.28%	1.56%	1.52%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52%	1.23%	1.50%	1.44%	0.97%
Portfolio turnover	11%	15%	12%	11%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

	LVIP T. Rowe Price 2050 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 13.503	$ 12.208	$ 10.679	$ 13.827	$ 12.184
Income (loss) from investment operations:
Net investment income[1]	0.189	0.137	0.151	0.149	0.105
Net realized and unrealized gain (loss)	2.402	1.560	1.951	(2.682)	2.049
Total from investment operations	2.591	1.697	2.102	(2.533)	2.154
Less dividends and distributions from:
Net investment income	(0.183)	(0.157)	(0.152)	(0.173)	(0.327)
Net realized gain	(0.602)	(0.245)	(0.421)	(0.442)	(0.184)
Total dividends and distributions	(0.785)	(0.402)	(0.573)	(0.615)	(0.511)
Net asset value, end of period	$ 15.309	$ 13.503	$ 12.208	$ 10.679	$ 13.827
Total return[2]	19.35%	13.92%	19.99%	(18.15%)	17.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,600	$26,111	$23,339	$19,822	$23,862
Ratio of expenses to average net assets[3]	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.57%	0.58%	0.60%	0.58%
Ratio of net investment income to average net assets	1.31%	1.03%	1.31%	1.27%	0.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.27%	0.98%	1.25%	1.19%	0.72%
Portfolio turnover	11%	15%	12%	11%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
17

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
18

Lincoln Variable Insurance Products Trust
LVIP T. Rowe Price 2060 Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP T. Rowe Price 2060 Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP T. Rowe Price 2060 Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price 2060 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses (AFFE)	0.46%	0.46%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.90%	1.15%
Less Expense Reimbursement[2]	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.73%	0.98%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.27% of the Fund’s average daily net assets for the Standard Class (and 0.52% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$75	$270	$482	$1,092
Service Class	$100	$349	$617	$1,382
LVIP T. Rowe Price 2060 Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2060) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use underlying funds (“Underlying Funds”), including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equities with the remainder of the allocation to fixed income securities). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to equities at the target date of 55%. The Fund’s overall exposure to equities will continue to decline until approximately 30 years after its target date, when its neutral allocations to equities and fixed income will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to fixed income, although the fixed income funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the Sub-Advisor to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (equities and fixed income), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percent (5%). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The target allocations and actual allocations may differ due to significant market movements or cash flows.
2LVIP T. Rowe Price 2060 Fund

Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed income are subject to varying levels of credit risk, interest rate risk, liquidity risk and volatility.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP T. Rowe Price 2060 Fund3

•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses.
•
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	10.73%
Lowest Quarterly Return	Q2 2022	(14.80%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	Since Inception	Inception Date
LVIP T. Rowe Price 2060 Fund – Standard Class	19.77%	9.93%	14.47%	5/1/2020
LVIP T. Rowe Price 2060 Fund – Service Class	19.48%	9.65%	14.18%	5/1/2020
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	18.23%
4LVIP T. Rowe Price 2060 Fund

Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2020
Jason Forsythe, CFA, CFP	Assistant Vice President and Senior Director	Since May 2022

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since May 2020
Kimberly E. DeDominicis	Co-Portfolio Manager	Since May 2020
Andrew Jacobs van Merlen, CFA	Co-Portfolio Manager	Since May 2020
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP T. Rowe Price 2060 Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2060) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.
T. Rowe Price Associates, Inc. (“Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use Underlying Funds, including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equities and with the remainder of the allocation to fixed income securities). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Daily cash flows investments and as-needed rebalancing trades will be used to conform the Fund’s portfolio to its glide path. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to equities at the target date of 55%. The Fund’s overall exposure to equities will continue to decline until approximately 30 years after its target date, when its neutral allocations to equities and fixed income will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to fixed income, although the fixed income funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by the Sub-Advisor to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (equities and fixed income), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percent (5%). Neutral allocations are adjusted on at least a quarterly basis. Tactical allocations are evaluated continually and adjusted monthly. Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The target allocations and actual allocations may due to significant market movements or cash flows.
6

Overall investments in stock Underlying Funds are allocated across a variety of sectors. When adjusting exposure among the stock Underlying Funds, the Sub-Adviser considers relative values and prospects among growth- and value-oriented stocks, U.S. and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. Overall investments in bond funds are generally allocated to a “core” fixed income component and a “diversifying” fixed income component. The core component is designed to establish a lower volatility baseline profile for the overall fixed income allocation and generally consists of U.S. investment-grade bonds, investment-grade non-U.S. dollar-denominated bonds that are hedged to the U.S. dollar, and global bonds that should offer low correlation with equity markets and provide consistent positive returns regardless of market cycle. The diversifying component is designed to respond to a variety of market conditions and improve risk adjusted returns for the portfolio. The allocations within the component dynamically evolve as overall equity exposure becomes lower and generally consist of bank loans, high yield bonds, emerging markets bonds, unhedged non-U.S. dollar-denominated bonds, long-duration U.S. Treasuries, and shorter-duration inflation protected securities. Although there is no specific neutral allocation to money market securities, the Fund may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities. The Fund typically buys and sells shares of its Underlying Funds, as appropriate, in order to realign the overall portfolio and remain invested in accordance with its target allocations.
Because the Fund gains its exposure to various asset classes and investment styles through investments in its Underlying Funds, the Fund’s investment performance is directly tied to the investment performance of these Underlying Funds. Underlying Funds may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities. In pursuing their investment objectives and programs, each of the Underlying Funds is permitted to engage in a wide range of investment policies and practices. As a result, shareholders of the Fund will be affected by an Underlying Fund’s investment practices in direct proportion to the amount of assets the Fund allocates to the Underlying Funds pursuing such practices.
The Sub-Adviser seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Sub-Adviser establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Sub-Adviser alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 30 years after its stated retirement year, the Fund will maintain approximately a 30% allocation to stocks.
For LVIP T. Rowe Price Target Date Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the Funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.
Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets and should be used as a guide only.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
The Fund is not a complete retirement solution and there is no guarantee the Fund will achieve its goals. An investor must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income an investor may have available. An investor may have different retirement needs than the allocation model anticipates.
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic
7

developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees
8

charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global
9

economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed nicome are subject to varying levels of credit risk, interest rate risk, and liquidity risk. At times, participants in bond markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular bonds or in the overall bond markets and the related derivatives markets, which could hamper the ability to sell the bond investments or to find and purchase suitable investments.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Inflation-Focused Securities Risk. During periods of low or declining inflation, inflation-protected securities and other inflation-linked securities could underperform the market generally. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses. Attempts at investing in companies that offer some protection from
10

accelerating inflation could lessen relative returns and underperform the market generally. Even if inflation-protected investments may respond well to long-term inflation, they may not respond quickly to short-term increases in inflation. Further, an ongoing period of high inflation may place other strains on the economy that depress the prices of all stocks, even those of companies that typically benefit from high or rising inflation.
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of a portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser(s) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.19% of the Fund's average net assets).
LFI Portfolio Managers	Jay Shearon and Jason Forsythe are responsible for the day-to-day management of the Fund’s assets.
11

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director,
Manager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a Senior
Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within
Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

Sub-Adviser
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 1307 Point Street, Baltimore, MD 21231, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe
Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $1.8 trillion as of December 31, 2025. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

Portfolio Managers	Wyatt A. Lee, Kimberly E. DeDominicis and Andrew Jacobs van Merlen are responsible for the day-to-day management of the Fund's assets.

Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T.
Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at
Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered
Financial Analyst designation.

Kimberly E. DeDominicis joined T. Rowe in 2003. Ms. DeDominicis is Vice President of T. Rowe Price
Group and T. Rowe Price Associates Inc. and is a Portfolio Manager for all target date strategies in the
Multi-Asset Division of T. Rowe Price. Ms. DeDominicis also leads the College Savings Plan investment efforts. Ms. DeDominicis earned a B.S. in mathematics with a concentration in statistics, magna cum laude, from Bucknell University, and also earned an M.B.A. in finance from New York University, Leonard
N. Stern School of Business.

Andrew Jacobs van Merlen, CFA, joined T. Rowe Price in 2000. Mr. van Merlen is a Portfolio Manager in
the Multi-Asset Division and a co-portfolio manager for the target date strategies. Mr. van Merlen earned a
B.S. in finance from the University of Maryland and an M.B.A. from the University of Cambridge. Mr. van
Merlen also has a Chartered Financial Analyst designation.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
12

In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
13

The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP T. Rowe Price 2060 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 14.871	$ 13.581	$ 11.630	$ 15.026	$ 13.123
Income (loss) from investment operations:
Net investment income[1]	0.271	0.231	0.252	0.261	0.267
Net realized and unrealized gain (loss)	2.663	1.705	2.104	(2.958)	2.186
Total from investment operations	2.934	1.936	2.356	(2.697)	2.453
Less dividends and distributions from:
Net investment income	(0.260)	(0.235)	(0.206)	(0.229)	(0.338)
Net realized gain	(0.237)	(0.411)	(0.199)	(0.470)	(0.212)
Total dividends and distributions	(0.497)	(0.646)	(0.405)	(0.699)	(0.550)
Net asset value, end of period	$ 17.308	$ 14.871	$ 13.581	$ 11.630	$ 15.026
Total return[2]	19.77%	14.27%	20.31%	(17.87%)	18.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,840	$29,066	$19,233	$9,150	$5,127
Ratio of expenses to average net assets[3]	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.44%	0.51%	0.73%	1.35%	2.81%
Ratio of net investment income to average net assets	1.69%	1.55%	1.98%	2.06%	1.80%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.52%	1.31%	1.52%	0.98%	(0.74%)
Portfolio turnover	8%	13%	3%	13%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

	LVIP T. Rowe Price 2060 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 14.823	$ 13.545	$ 11.608	$ 15.010	$ 13.116
Income (loss) from investment operations:
Net investment income[1]	0.230	0.193	0.219	0.230	0.227
Net realized and unrealized gain (loss)	2.650	1.698	2.098	(2.954)	2.186
Total from investment operations	2.880	1.891	2.317	(2.724)	2.413
Less dividends and distributions from:
Net investment income	(0.222)	(0.202)	(0.181)	(0.208)	(0.307)
Net realized gain	(0.237)	(0.411)	(0.199)	(0.470)	(0.212)
Total dividends and distributions	(0.459)	(0.613)	(0.380)	(0.678)	(0.519)
Net asset value, end of period	$ 17.244	$ 14.823	$ 13.545	$ 11.608	$ 15.010
Total return[2]	19.48%	13.98%	20.00%	(18.07%)	18.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,418	$2,409	$1,604	$843	$473
Ratio of expenses to average net assets[3]	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.69%	0.76%	0.98%	1.60%	3.06%
Ratio of net investment income to average net assets	1.44%	1.30%	1.73%	1.81%	1.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.27%	1.06%	1.27%	0.73%	(0.99%)
Portfolio turnover	8%	13%	3%	13%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP AllianceBernstein Large Cap Growth Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP AllianceBernstein Large Cap Growth Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP AllianceBernstein Large Cap Growth Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP AllianceBernstein Large Cap Growth Fund (the “Fund”) is to seek long-term growth of capital. Dividend and interest income from the Fund's securities, if any, is incidental to the Fund's investment objective of long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.70%	0.95%
Less Fee Waiver[1]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.63%	0.88%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.065% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$64	$217	$383	$864
Service Class	$90	$296	$519	$1,160
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
LVIP AllianceBernstein Large Cap Growth Fund1

Principal Investment Strategies
The Fund invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies. The Fund invests primarily in the domestic equity securities of companies selected by AllianceBernstein L.P. (“AllianceBernstein”) for their growth potential within various market sectors. The Fund emphasizes investments in large, seasoned companies. Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large-capitalization growth companies.
For these purposes, “large-capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index. While the market capitalizations of companies in the Russell 1000® Growth Index ranged from approximately $6 billion to $4.2 trillion as of March 31, 2026, the Fund normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.
AllianceBernstein expects that normally the Fund’s portfolio will tend to emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities.
AllianceBernstein allocates the Fund’s investments among broad sector groups based on fundamental company research, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. AllianceBernstein may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.
AllianceBernstein’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.
The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
The Fund’s investments include holdings in privately held companies and companies that only recently began to trade publicly (the “Private Placement Sleeve”). The Fund’s Private Placement Sleeve is managed by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Securities held in the Private Placement Sleeve were purchased pursuant to a previous investment strategy of the Fund and are being held pending favorable conditions for divestment. The Fund does not intend to invest in additional privately placed securities.
The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Sector Risk. The Fund may, from time to time, have a significant portion of its assets invested in a particular market sector or group of related industries. To the extent it does so, market or economic factors affecting the relevant sectors or industries may have a negative effect on the value of the Fund’s investments.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
2LVIP AllianceBernstein Large Cap Growth Fund

•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Private Placement and IPO Risks. Investments in the stocks of privately held companies and in companies that only recently began to publicly trade, such as initial public offerings or IPOs, involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods.
•
Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP AllianceBernstein Large Cap Growth Fund3

Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	27.89%
Lowest Quarterly Return	Q2 2022	(26.18%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP AllianceBernstein Large Cap Growth Fund – Standard Class	14.00%	8.45%	13.65%
LVIP AllianceBernstein Large Cap Growth Fund – Service Class	13.72%	8.18%	13.37%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein”)
Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Manager

AllianceBernstein Portfolio Managers	Company Title	Experience with Fund

John H. Fogarty, CFA	Co-Chief Investment Officer – U.S. Growth Equities	Since April 2024
Vinay Thapar, CFA	Co-Chief Investment Officer – U.S. Growth Equities	Since April 2024

T. Rowe Price Portfolio Manager	Company Title	Experience with Fund
James Stillwagon	co-Portfolio Manager	Since January 1, 2025
Eric DeVilbiss, CFA	co-Portfolio Manager	Since April 1, 2026
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
4LVIP AllianceBernstein Large Cap Growth Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP AllianceBernstein Large Cap Growth Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term growth of capital. Dividend and interest income from the Fund’s securities, if any, is incidental to the Fund’s investment objective of long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
AllianceBernstein L.P. (the “AllianceBernstein“) and T. Rowe Price Associates, Inc. (the “T. Rowe Price”) serve as sub-advisers to the Fund. AllianceBernstein manages a large preponderance of the Fund’s assets, and T. Rowe Price manages the Fund’s relatively small Private Placement Sleeve (discussed below).
The Fund invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies. The Fund invests primarily in the domestic equity securities of companies selected by AllianceBernstein for their growth potential within various market sectors. The Fund emphasizes investments in large, seasoned companies. Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large-capitalization growth companies.
For these purposes, “large-capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index. While the market capitalizations of companies in the Russell 1000® Growth Index ranged from approximately $6 billion to $4.2 trillion as of March 31, 2026, the Fund normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.
AllianceBernstein expects that normally the Fund’s portfolio will tend to emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities.
AllianceBernstein allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by AllianceBernstein ’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. AllianceBernstein may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.
AllianceBernstein’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.
The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
The Fund’s Private Placement Sleeve is managed by T. Rowe Price invests in private placements, which are exempt from registration under the federal securities laws and are only sold to certain investors meeting predefined criteria. These offerings can be a key source of capital for businesses, especially small or start-up companies. The offering document for a private placement specifies the terms of the offering, including the amount of money to be raised and the type of investor that can be solicited to participate in the offering, but contains more limited information on the company when compared to a public offering. Securities held in the Private Placement Sleeve were purchased pursuant to a previous investment strategy of the Fund and are being held pending favorable conditions for divestment. The Fund does not intend to invest in additional privately placed securities.
The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in the common stocks of large capitalization growth companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist
6

activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Sector Risk. The Fund may, from time to time, have a significant portion of its assets invested in a particular market sector or group of related industries. To the extent it does so, market or economic factors affecting the relevant sectors or industries may have a negative effect on the value of the Fund’s investments.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian
7

fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Private Placement and IPO Risks. Investments in the stocks of privately held companies and in companies that only recently began to publicly trade, such as initial public offerings or IPOs, involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the fund are typically considered to be illiquid and tend to be difficult to value since there are no market prices and less overall financial information available. The adviser evaluates a variety of factors when assigning a value to these holdings, but the determination involves some degree of subjectivity and the value assigned for the fund may differ from the value assigned by other mutual funds holding the same security.
8

Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio manager are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.56% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
AllianceBernstein L.P., with its principal offices located at 501 Commerce Street, Nashville, TN 37203, is a
Delaware limited partnership, the majority limited partnership units in which are held, directly and indirectly, by its parent company Equitable Holdings, Inc. (“EQH”), a publicly traded holding company for a diverse group of financial services companies. AllianceBernstein Corporation, an indirect wholly owned subsidiary of EQH, is the general partner of both AllianceBernstein and AllianceBernstein Holding L.P., a publicly traded partnership. AllianceBernstein and its affiliates had assets under management of approximately $867 billion as of December 31, 2025.

AllianceBernstein L.P. Portfolio Managers	John Fogarty and Vinay Thapar are responsible for the day-to-day management of the portion of the Fund’s assets allocated to AllianceBernstein.
9

John H. Fogarty, CFA, is a Senior Vice President and Co-Chief Investment Officer for US Growth Equities.
He rejoined the firm in 2006 as a fundamental research analyst covering consumer-discretionary stocks in the US, having previously spent nearly three years as a hedge fund manager at Dialectic Capital
Management and Vardon Partners. Fogarty began his career at AB in 1988, performing quantitative research, and joined the US Large Cap Growth team as a generalist and quantitative analyst in 1995. He became a portfolio manager in 1997. Fogarty holds a BA in history from Columbia University and is a CFA charterholder.

Vinay Thapar, CFA, is a Senior Vice President and Co-Chief Investment Officer for US Growth Equities and
a Portfolio Manager for the Global Healthcare Strategy. He is also a Senior Research Analyst, responsible for covering global healthcare. Before joining the firm in 2011, Thapar spent three years at American
Century Investments as a senior investment analyst responsible for healthcare. Prior to that, he worked for eight years at Bear Stearns in the Biotech Equity Research Group, most recently as an associate director.
Thapar holds a BA in biology from New York University and is a CFA charterholder.

Sub-Adviser
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 1307 Point Street, Baltimore, MD 21231, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe
Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $1.8 trillion as of December 31, 2025. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Manager	James Stillwagon and Eric DeVilbiss, CFA, are responsible for the day-to-day management of the Fund’s Private Placement Sleeve.

James Stillwagon, is a co-Portfolio Manager on the US Growth Stock Strategy in the U.S. Equity Division.
He was previously the portfolio manager of the Communications and Technology Strategy. He also is a member of the Investment Advisory Committees for the Science & Technology Equity, US Large-Cap Core
Growth Equity, US Structured Research Equity, US Tax-Efficient Multi-Cap Growth Equity, and Institutional
Large-Cap Core Growth Equity Strategies. Jim is a vice president of T. Rowe Price Group, Inc.

Eric DeVilbiss, CFA, is a co-portfolio manager on the US Growth Stock Strategy in the U.S. Equity
Division. Mr. DeVilbiss was originally with the Firm from 2006 to 2010 and rejoined the Firm in 2012, and his investment experience dates from 2006. During the past five years, he has served as an equity research analyst and an associate portfolio manager in the Firm’s U.S. Equity Division. Eric earned a B.S., summa cum laude, in economics from Towson University and an M.B.A. from the University of
Pennsylvania, The Wharton School. He also has earned the Chartered Financial Analyst® designation.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
10

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
11

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
12

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP AllianceBernstein Large Cap Growth Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 63.767	$ 51.096	$ 34.921	$ 72.325	$ 64.603
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.059)	(0.063)	(0.063)	(0.123)	(0.245)
Net realized and unrealized gain (loss)	8.708	13.302	16.238	(28.898)	13.460
Total from investment operations	8.649	13.239	16.175	(29.021)	13.215
Less dividends and distributions from:
Net realized gain	(23.784)	(0.568)	—	(8.383)	(5.493)
Total dividends and distributions	(23.784)	(0.568)	—	(8.383)	(5.493)
Net asset value, end of period	$ 48.632	$ 63.767	$ 51.096	$ 34.921	$ 72.325
Total return[2]	14.00%	25.93%	46.32%	(40.72%)	20.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,224,363	$1,240,481	$1,163,390	$1,020,107	$1,354,421
Ratio of expenses to average net assets	0.63%	0.64%	0.68%	0.67%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.70%	0.70%	0.69%	0.68%
Ratio of net investment loss to average net assets	(0.10%)	(0.10%)	(0.14%)	(0.26%)	(0.34%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.17%)	(0.16%)	(0.16%)	(0.28%)	(0.36%)
Portfolio turnover	50%	81%	31%	33%	21%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

	LVIP AllianceBernstein Large Cap Growth Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 60.584	$ 48.690	$ 33.360	$ 69.858	$ 62.709
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.195)	(0.201)	(0.165)	(0.237)	(0.411)
Net realized and unrealized gain (loss)	8.242	12.663	15.495	(27.878)	13.053
Total from investment operations	8.047	12.462	15.330	(28.115)	12.642
Less dividends and distributions from:
Net realized gain	(23.784)	(0.568)	—	(8.383)	(5.493)
Total dividends and distributions	(23.784)	(0.568)	—	(8.383)	(5.493)
Net asset value, end of period	$ 44.847	$ 60.584	$ 48.690	$ 33.360	$ 69.858
Total return[2]	13.72%	25.62%	45.95%	(40.87%)	20.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$381,091	$392,077	$370,864	$288,106	$492,319
Ratio of expenses to average net assets	0.88%	0.89%	0.93%	0.92%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.95%	0.95%	0.94%	0.93%
Ratio of net investment loss to average net assets	(0.35%)	(0.35%)	(0.39%)	(0.51%)	(0.59%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.42%)	(0.41%)	(0.41%)	(0.53%)	(0.61%)
Portfolio turnover	50%	81%	31%	33%	21%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

14

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
15

Lincoln Variable Insurance Products Trust
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is to maximize the value of your shares (capital appreciation).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.67%	0.67%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.73%	0.98%
Less Fee Waiver[1]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.71%	0.96%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets in excess of $750 million. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$73	$231	$404	$905
Service Class	$98	$310	$540	$1,200
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund1

Principal Investment Strategies
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap growth companies. For purposes of the Fund’s 80% investment policy, the Fund considers a company to be a growth company if the company’s securities are represented in an appropriate third-party growth-oriented index. Any derivatives that provide exposure to the investment focus suggested by the Fund’s name, or to one or more market risk factors associated with the investment focus suggested by the Fund’s name, are counted (as applicable) toward compliance with the Fund’s 80% investment policy.
The Fund defines a mid-cap company as a company whose market capitalization falls within the market capitalization range of companies in the Russell Midcap Index, MSCI USA Mid Cap Index or MSCI World Mid Cap Index (after systematically removing any companies that cannot reasonably be considered a mid-cap company from the high and low ends of the range of each index). The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the midcap equity market.
In addition, the Fund may invest in foreign stocks, including those in emerging markets, up to 10% of its total assets. The Fund may at times invest significantly in certain sectors, such as the information technology sector.
Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have:
•
a demonstrated ability to consistently increase revenues, earnings, and cash flow;
•
capable management;
•
attractive business niches; and
•
a sustainable competitive advantage.
When selecting investments, valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate are also considered. Holdings of high-yielding stocks will typically be limited, but the payment of dividends — even above-average dividends — does not disqualify a stock from consideration. However, holdings are expected to have relatively low dividend yields.
The Sub-Adviser’s extensive experience in all aspects of mid-cap growth investing – research, trading, portfolio strategy – provides the foundation for the decisions and judgment needed to develop the Fund’s quantitative investment strategies. In essence, the portfolio managers leverage this fundamental expertise to build the relevant investment models, to assess how well the models capture important mid-cap growth stock attributes, and to adjust them as needed over time. Thus, both qualitative and quantitative expertise is harnessed in attempting to optimize long-term performance.
The Sub-Adviser integrates pecuniary environmental, social, and governance (ESG) factors into the Fund’s investment research process when applicable. While ESG matters vary widely, the Sub-Adviser generally considers ESG to mean: Environmental or “E” matters, such as climate change, resource depletion, waste, pollution, or deforestation; Social or “S” matters, such as companies’ relationships with their employees and suppliers, including labor standards, diversity, and human rights issues; and Governance or “G” matters, such as shareholder rights, bribery and corruption, executive pay, and board composition. The Sub-Adviser focuses on the ESG factors it considers most likely to have a material impact on the performance of the holdings in the Fund’s portfolio.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
2LVIP T. Rowe Price Structured Mid-Cap Growth Fund

•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
•
Quantitative Model Risk. The Fund’s reliance on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio could cause the adviser to be unsuccessful in selecting companies for investment or determining the weighting of particular stocks in the portfolio.
•
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	30.51%
Lowest Quarterly Return	Q1 2020	(21.64%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP T. Rowe Price Structured Mid-Cap Growth Fund – Standard Class	11.04%	7.41%	12.90%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund – Service Class	10.76%	7.14%	12.62%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Portfolio Managers

T. Rowe Price Portfolio Manager	Company Title	Experience with Fund
Dante Pearson	co-Portfolio Manager	Since March 2026
Donald J. Peters	co-Portfolio Manager	Since January 2004*
*
Effective December 31, 2026, Mr. Peters will no longer be a portfolio manager of the Fund.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to maximize the value of your shares (capital appreciation). This objective is non-fundamental and may be changed without shareholder approval.
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap growth companies. For purposes of the Fund’s 80% investment policy, the Fund considers a company to be a growth company if the company’s securities are represented in an appropriate third-party growth-oriented index. Any derivatives that provide exposure to the investment focus suggested by the Fund’s name, or to one or more market risk factors associated with the investment focus suggested by the Fund’s name, are counted (as applicable) toward compliance with the Fund’s 80% investment policy.
The Fund defines a mid-cap company as a company whose market capitalization falls within the market capitalization range of companies in the Russell Midcap Index, MSCI USA Mid Cap Index or MSCI World Mid Cap Index (after systematically removing any companies that cannot reasonably be considered a mid-cap company from the high and low ends of the range of each index). The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the midcap equity market. In addition, the Fund may invest in foreign stocks, including those in emerging markets, up to 10% of its total assets. The Fund may at times invest significantly in certain sectors, such as the information technology sector.
The Fund has the flexibility to purchase some larger and smaller companies that have qualities consistent with its core characteristics The Sub-Adviser expects the earnings of these companies to grow at a faster rate than the average company. The portfolio is broadly diversified, and the top 25 holdings are not expected to constitute a large portion of the Fund’s assets. This broad diversification should help reduce the effects of individual security price volatility on overall fund performance.
Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have one or more of the following characteristics:
•
a demonstrated ability to consistently increase revenues, earnings, and cash flow;
•
capable management;
•
attractive business niches; and
•
a sustainable competitive advantage.
When selecting investments, valuation measures, such as a company’s price/earnings (P/E) ratio relative to the market and its own growth rate are also considered. Holdings of high-yielding stocks will typically be limited, but the payment of dividends — even above-average dividends — does not disqualify a stock from consideration. However, holdings are expected to have relatively low dividend yields.
The Sub-Adviser’s extensive experience in all aspects of mid-cap growth investing – research, trading, portfolio strategy – provides the foundation for the decisions and judgment needed to develop the Fund’s quantitative investment strategies. In essence, the portfolio managers leverage this fundamental expertise to build the relevant investment models, to assess how well the models capture important mid-cap growth stock attributes, and to adjust them as needed over time. Thus, both qualitative and quantitative expertise is harnessed in attempting to optimize longterm performance.
The Sub-Adviser integrates pecuniary environmental, social, and governance (ESG) factors into the Fund’s investment research process when applicable. While ESG matters vary widely, the Sub-Adviser generally considers ESG to mean: Environmental or “E” matters, such as climate change, resource depletion, waste, pollution, or deforestation; Social or “S” matters, such as companies’ relationships with their employees and suppliers, including labor standards, diversity, and human rights issues; and Governance or “G” matters, such as shareholder rights, bribery and corruption, executive pay, and board composition. The Sub-Adviser focuses on the ESG factors it considers most likely to have a material impact on the performance of the holdings in the Fund’s portfolio.
The Sub-Adviser may also purchase securities when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development. These holdings may comprise more than 5% of the total Fund holdings.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in stocks of mid-sized companies only upon 60 days' notice to shareholders.
5

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Quantitative Model Risk. The Fund’s reliance on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio could cause the adviser to be unsuccessful in selecting companies for investment or determining the weighting of particular stocks in the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In
6

addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, the data on which the models rely may be incorrect or incomplete, or the models may not be implemented as intended by the adviser. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. The relevance and weightings of specific ESG factors can vary across individual portfolio holdings, asset classes, sectors and strategies. No one factor or consideration is determinative. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance. Moreover, ESG information is in many instances qualitative and therefore subjective. There are significant differences in interpretations of what it means for a company to have positive or negative ESG characteristics. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. The approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory changes.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.65% of the Fund's average net assets, net of advisory fee waivers).
7

Sub-Adviser
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 1307 Point Street, Baltimore, MD 21231, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe
Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $1.8 trillion as of December 31, 2025. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Manager	Dante Pearson and Donald J. Peters are responsible for the day-to-day management of the Fund's assets.

Dante Pearson is an associate portfolio manager for the US Structured Active Mid-Cap Growth Strategy in
the Global Equity Division. He is an Investment Advisory Committee member of the US All-Cap
Opportunities Equity, US Structured Active Mid-Cap Growth, Small-Cap Growth Equity, and US Real Estate
Equity Strategies. He is a vice president of T. Rowe Price Group, Inc. Mr. Pearson's investment experience began in 2013, and he has been with T. Rowe Price since 2017, beginning in the U.S. Equity Division. Prior to his current role, he was the portfolio manager for the Business Services Model Portfolio. Previously, Mr.
Pearson worked at Spears Abacus Advisors in New York as an equity analyst. Mr. Pearson earned a B.A. in
English from Harvard College and an M.B.A. in finance from the University of Pennsylvania, The Wharton
School.

Donald J. Peters is a Portfolio Manager for T. Rowe Price. He joined the firm in 1993. He holds a B.S. in
Economics from Tulane University and an M.B.A. from the Wharton School of Business of the University of
Pennsylvania.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
8

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
9

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 32.321	$ 28.804	$ 23.777	$ 36.260	$ 36.647
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.065)	(0.029)	0.020	0.022	(0.135)
Net realized and unrealized gain (loss)	3.757	6.596	5.016	(9.040)	5.240
Total from investment operations	3.692	6.567	5.036	(9.018)	5.105
Less dividends and distributions from:
Net investment income	—	(0.095)	(0.009)	(0.001)	(0.005)
Net realized gain	(5.048)	(2.955)	—	(3.461)	(5.487)
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(5.048)	(3.050)	(0.009)	(3.465)	(5.492)
Net asset value, end of period	$ 30.965	$ 32.321	$ 28.804	$ 23.777	$ 36.260
Total return[2]	11.04%	23.67%	21.17%	(24.52%)	13.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$904,831	$840,481	$765,685	$680,842	$837,074
Ratio of expenses to average net assets	0.71%	0.72%	0.72%	0.73%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.74%	0.74%	0.75%	0.73%
Ratio of net investment income (loss) to average net assets	(0.19%)	(0.09%)	0.08%	0.08%	(0.35%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%)	(0.11%)	0.06%	0.06%	(0.37%)
Portfolio turnover	60%	44%	46%	38%	36%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 29.840	$ 26.809	$ 22.179	$ 34.219	$ 34.939
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.137)	(0.099)	(0.042)	(0.044)	(0.219)
Net realized and unrealized gain (loss)	3.475	6.110	4.672	(8.535)	4.991
Total from investment operations	3.338	6.011	4.630	(8.579)	4.772
Less dividends and distributions from:
Net investment income	—	(0.025)	—	0.003	(0.005)
Net realized gain	(5.048)	(2.955)	—	(3.461)	(5.487)
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(5.048)	(2.980)	—	(3.461)	(5.492)
Net asset value, end of period	$ 28.130	$ 29.840	$ 26.809	$ 22.179	$ 34.219
Total return[2]	10.76%	23.36%	20.87%	(24.71%)	13.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$480,731	$441,597	$387,599	$331,129	$452,441
Ratio of expenses to average net assets	0.96%	0.97%	0.97%	0.98%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.99%	0.99%	1.00%	0.98%
Ratio of net investment loss to average net assets	(0.44%)	(0.34%)	(0.17%)	(0.17%)	(0.60%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.46%)	(0.36%)	(0.19%)	(0.19%)	(0.62%)
Portfolio turnover	60%	44%	46%	38%	36%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.10%	0.10%
Acquired Fund Fees and Expenses (AFFE)	0.52%	0.52%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.87%	1.12%
Less Fee Waiver and Expense Reimbursement[2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.84%	1.09%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.015% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.315% of the Fund’s average daily net assets for the Standard Class (and 0.565% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$86	$275	$479	$1,070
Service Class	$111	$353	$614	$1,360
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and certain types of closed-end funds such as interval funds (collectively, the “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Funds Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 80% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 20% of the assets in Underlying Funds invest primarily in fixed income securities (bonds). Additionally, under normal circumstances, the Fund invests at least 80% of its assets in a portfolio of investments that provides exposure to U.S. securities.
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund’s largest allocation is to Underlying Funds that invest primarily in domestic equity securities, including securities of large-, medium- and small-cap companies and those with growth and value characteristics. A smaller allocation is made to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities, inflation-protected securities, and high yield securities (otherwise known as “junk” bonds). Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). In addition, Underlying Funds may hold foreign fixed income securities. The Fund may also allocate a smaller portion of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the U.S. Aggressive Allocation Blended Composite, an unmanaged index compiled by the Adviser. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
The U.S. Aggressive Allocation Blended Composite is constructed as follows: 56% Russell 1000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 16% Russell Midcap® Index, and 8% Russell 2000® Index. The Fund's risk management strategy may cause the Fund's return to trail the unhedged return of the U.S. Aggressive Allocation Blended Composite index in strong, increasing markets.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
2LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures or options contracts on indices of markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund3

•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different
4LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund5

Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	10.37%
Lowest Quarterly Return	Q1 2020	(10.88%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	Since Inception	Inception Date
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund – Standard Class	9.21%	6.17%	7.42%	11/1/2018
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund – Service Class	8.94%	5.91%	7.16%	11/1/2018
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.93%
U.S. Aggressive Allocation Blended Composite[1] (reflects no deductions for fees, expenses or taxes)	14.01%	9.45%	11.66%
1
The U.S. Aggressive Allocation Blended Composite is constructed as follows: 56% Russell 1000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 16% Russell Midcap® Index, and 8% Russell 2000® Index. The performance of the U.S. Aggressive Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since November 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2018
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

Milliman Portfolio Managers	Company Title	Experience with Fund
Jeff Greco, FRM	Senior Director – Head of Strategy Research	Since November 2018
Adam Schenck, CFA	Managing Director, Head of Fund Services	Since November 2018
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since April 2021
Ruby Shi	Portfolio Manager	Since August 2019
6LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds (the “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Funds Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 80% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 20% of the assets in Underlying Funds invest primarily in fixed income securities (bonds). Additionally, under normal circumstances, the Fund invests at least 80% of its assets in a portfolio of investments that provides exposure to U.S. securities.
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund’s largest allocation is to Underlying Funds that invest primarily in domestic securities, including securities of large-, medium-, and small-cap companies and those with growth and value characteristics. A smaller allocation is made to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities, inflation-protected securities, and high yield securities (otherwise known as “junk” bonds). Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating.
In addition, Underlying Funds may hold foreign fixed income securities.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the U.S. Aggressive Allocation Blended Composite, an unmanaged index compiled by the Adviser. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Equity Securities (stocks): Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets and securities that are rated Baa by Moody’s Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by the Underlying Fund’s investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
The U.S. Aggressive Allocation Blended Composite is constructed as follows: 56% Russell 1000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 16% Russell Midcap® Index, and 8% Russell 2000® Index. The Fund's risk management strategy may cause the Fund's return to trail the unhedged return of the U.S. Aggressive Allocation Blended Composite index in strong, increasing markets.
8

Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s the risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s assets will be used for the strategy. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the risk management strategy, Milliman will determine the specific amount of the Fund’s assets to be used on a daily basis. Milliman will be responsible for the day-to-day trading of assets within the risk management strategy as well as the maintenance of the model used in managing the strategy. The Adviser will remain responsible for the oversight of Milliman’s activities, including the approval of any significant changes to the model. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Milliman also adjusts futures positions to realign individual hedges when the Adviser rebalances the portfolio’s asset allocation among Underlying Funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures contracts on indices of markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman may purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio. Interest rate futures may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in a portfolio of investments that provides exposure to U.S. securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic
9

developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees
10

charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
11

Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If
12

this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated,
13

particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded and/or interest rate futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the risk management strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retraces such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the risk management model may result in
14

underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a risk management strategy. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
15

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.23% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Jay Shearon, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Jeff Greco, Adam Schenck, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund's risk management overlay.

Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with
Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program.
Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, joined Milliman in 2005 and is Managing Director, Director of Portfolio Management.
Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA)
Charterholder.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

16

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
17

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
18

LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
19

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.638	$ 11.214	$ 9.815	$ 13.047	$ 11.478
Income (loss) from investment operations:
Net investment income[1]	0.152	0.185	0.128	0.122	0.130
Net realized and unrealized gain (loss)	1.008	1.506	1.424	(2.935)	1.952
Total from investment operations	1.160	1.691	1.552	(2.813)	2.082
Less dividends and distributions from:
Net investment income	(0.187)	(0.267)	(0.150)	(0.137)	(0.327)
Net realized gain	(0.340)	—	—	(0.266)	(0.186)
Return of capital	—	—	(0.003)	(0.016)	—
Total dividends and distributions	(0.527)	(0.267)	(0.153)	(0.419)	(0.513)
Net asset value, end of period	$ 13.271	$ 12.638	$ 11.214	$ 9.815	$ 13.047
Total return[2]	9.21%	15.09%	15.80%	(21.56%)	18.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,418	$1,566	$1,189	$1,010	$1,274
Ratio of expenses to average net assets[3]	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.35%	0.35%	0.36%	0.36%	0.36%
Ratio of net investment income to average net assets	1.18%	1.50%	1.22%	1.11%	1.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.15%	1.47%	1.18%	1.07%	0.99%
Portfolio turnover	23%	18%	27%	28%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
20

	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.607	$ 11.188	$ 9.794	$ 13.019	$ 11.459
Income (loss) from investment operations:
Net investment income[1]	0.119	0.153	0.101	0.094	0.098
Net realized and unrealized gain (loss)	1.003	1.502	1.420	(2.926)	1.946
Total from investment operations	1.122	1.655	1.521	(2.832)	2.044
Less dividends and distributions from:
Net investment income	(0.155)	(0.236)	(0.124)	(0.111)	(0.298)
Net realized gain	(0.340)	—	—	(0.266)	(0.186)
Return of capital	—	—	(0.003)	(0.016)	—
Total dividends and distributions	(0.495)	(0.236)	(0.127)	(0.393)	(0.484)
Net asset value, end of period	$ 13.234	$ 12.607	$ 11.188	$ 9.794	$ 13.019
Total return[2]	8.94%	14.80%	15.52%	(21.76%)	17.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$244,907	$223,324	$195,112	$168,494	$199,866
Ratio of expenses to average net assets[3]	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.60%	0.60%	0.61%	0.61%	0.61%
Ratio of net investment income to average net assets	0.93%	1.25%	0.97%	0.86%	0.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.90%	1.22%	0.93%	0.82%	0.74%
Portfolio turnover	23%	18%	27%	28%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
21

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
22

Lincoln Variable Insurance Products Trust
LVIP U.S. Growth Allocation Managed Risk Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP U.S. Growth Allocation Managed Risk Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)	0.52%	0.52%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.82%	1.07%
Less Fee Waiver[2]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.81%	1.06%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.01% of the Fund's average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$83	$261	$454	$1,013
Service Class	$108	$339	$589	$1,305
LVIP U.S. Growth Allocation Managed Risk Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and certain types of closed-end funds such as interval funds (collectively, the “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 70% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 30% of the assets in Underlying Funds invest primarily in fixed income securities (bonds). Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in a portfolio of investments that provides exposure to U.S. securities.
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund’s largest allocation is to Underlying Funds that invest primarily in domestic equity securities, including securities of large-, medium- and small-cap companies and those with growth and value characteristics. A smaller allocation is made to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities and high yield securities (otherwise known as “junk” bonds), and derivatives. Mortgage backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). In addition, Underlying Funds may hold foreign fixed income securities. The Fund may also allocate a smaller portion of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the U.S. Allocation Blended Composite. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
The U.S. Allocation Blended Composite, an index complied by the Adviser, is constructed as follows: 49% Russell 1000® Index, 30% Bloomberg U.S. Aggregate Bond Index, 14% Russell Midcap® Index, and 7% Russell 2000® Index. The Fund's risk management strategy may cause the Fund's return to trail the unhedged return of the U.S. Allocation Blended Composite index in strong, increasing markets.
Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
2LVIP U.S. Growth Allocation Managed Risk Fund

The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures or options contracts on indices of markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
LVIP U.S. Growth Allocation Managed Risk Fund3

•
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks
4LVIP U.S. Growth Allocation Managed Risk Fund

resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
•
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP U.S. Growth Allocation Managed Risk Fund5

Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	9.94%
Lowest Quarterly Return	Q2 2022	(9.91%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP U.S. Growth Allocation Managed Risk Fund – Standard Class	8.54%	5.49%	6.63%
LVIP U.S. Growth Allocation Managed Risk Fund – Service Class	8.28%	5.23%	6.36%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
U.S. Growth Blended Composite[1] (reflects no deductions for fees, expenses or taxes)	13.22%	8.23%	10.21%
1
The U.S. Growth Blended Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 49% Russell 1000® Index, 30% Bloomberg U.S. Aggregate Bond Index, 14% Russell Midcap® Index, and 7% Russell 2000® Index. The U.S. Growth Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the U.S. Growth Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Jay Shearon	Vice President and Managing Director	Since May 2016
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016
Lu Fan, CFA	Assistant Vice President and Senior Director	Since May 2022

Milliman Portfolio Managers	Company Title	Experience with Fund
Jeff Greco, FRM	Senior Director – Head of Strategy Research	Since May 2016
Adam Schenck, CFA	Managing Director, Head of Fund Services	Since May 2016
Maria Schiopu, CFA	Senior Director and Head of Portfolio Management	Since April 2021
Ruby Shi	Portfolio Manager	Since August 2019
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
6LVIP U.S. Growth Allocation Managed Risk Fund

Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP U.S. Growth Allocation Managed Risk Fund7

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and certain types of closed-end funds such as interval funds (collectively, the “Underlying Funds”), which are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This type of risk management strategy is sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.
Underlying Fund Allocation Strategy. The Fund, under normal circumstances, invests in Underlying Funds so that approximately 70% of the assets in Underlying Funds invest primarily in equity securities (stocks) and approximately 30% of the assets in Underlying Funds invest primarily in fixed income securities (bonds). Additionally, under normal circumstances, the Fund invests at least 80% of its assets in a portfolio of investments that provides exposure to U.S. securities.
The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund allocates a substantial portion of its assets in Underlying Funds employing a passive investment style (i.e., index funds) or a multi-factor style (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum). The Fund’s largest allocation is to Underlying Funds that invest primarily in domestic securities, including securities of large-, medium-, and small-cap companies and those with growth and value characteristics. A smaller allocation is made to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities and high yield securities (otherwise known as “junk” bonds), and derivatives. The Fund may also allocate a smaller portion of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the Underlying Funds and adding or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio in ways that seek to outperform the U.S. Allocation Blended Composite. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results.
The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.
Equity Securities (stocks): Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets and securities that are rated Baa by Moody’s Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by the Underlying Funds’ investment adviser. Below investment grade bonds include high yield securities (otherwise known as “junk” bonds) and are rated to be of lower credit quality than investment grade bonds.
The Fund’s performance can be measured against that of its composite index, the U.S. Allocation Blended Composite, an index compiled by the Adviser. This index is constructed as follows: 49% Russell 1000® Index, 30% Bloomberg U.S. Aggregate Bond Index, 14% Russell Midcap® Index, and 7% Russell 2000® Index. This index does not reflect a managed risk strategy such as the Fund’s risk management strategy. Accordingly, the Fund’s risk management strategy may cause the Fund’s return to trail the unhedged return of the U.S. Allocation Blended Composite index in strong, increasing markets.
8

Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s the risk management strategy. Although up to 20% of the Fund’s assets may be used to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s assets will be used for the strategy. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the risk management strategy, Milliman will determine the specific amount of the Fund’s assets to be used on a daily basis. Milliman will be responsible for the day-to-day trading of assets within the risk management strategy as well as the maintenance of the model used in managing the strategy. The Adviser will remain responsible for the oversight of Milliman’s activities, including the approval of any significant changes to the model. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.
The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Milliman also adjusts futures positions to realign individual hedges when the Adviser rebalances the portfolio’s asset allocation among Underlying Funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
Milliman selects individual futures contracts on indices of markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman may purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio. Interest rate futures may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.
Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in a portfolio of investments that provides exposure to U.S. securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic
9

developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Fund will earn management fees related to the Fund’s investment in such Underlying Funds. The Adviser has an incentive to favor greater allocations to those Underlying Funds that will pay the highest fee rate to the Adviser. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so. To the extent that it is appropriate or suitable for the Fund’s investment objective, the Adviser expects to invest in affiliated Underlying Funds without considering or canvassing the universe of unaffiliated Underlying Funds available, even though there may (or may not) be one or more comparable unaffiliated Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. The fees the Adviser charges the Underlying Funds may be higher than and are in addition to the fees the Adviser charges the Fund; however, the fees
10

charged to the Underlying Funds are for services that are different and not duplicative of the services the Adviser provides to the Fund. As noted above, the Adviser is subject to a conflict of interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, and the Adviser also might have an interest in making such an investment in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale or, alternatively, to reduce the amounts waived and/or reimbursed by the Adviser to maintain the Underlying Fund’s expense cap, if applicable). Notwithstanding the foregoing, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
11

Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
12

Inflation-Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional
13

risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
14

Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded and/or interest rate futures) during times of rapidly and unpredictably changing markets, market disruptions, or extreme market events. Any errors in the data or inefficiency in implementation of the models could cause the Fund to underperform or lose more money than investing without the risk management strategy or to not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retraces such sell-off, which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. The constraints of the risk management model may result in underperformance, may limit the Fund’s ability to participate in rising markets and may increase transaction costs. The Fund’s performance may be lower than similar funds that do not use a risk management strategy. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.
The Fund will use short or long futures on indexes to manage the Fund’s volatility. The Fund’s losses on such short futures positions could theoretically be unlimited as there is no limit as to how much the relevant index can appreciate in value.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers
15

to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LFI may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.24% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Managers	Jay Shearon, Alex Zeng and Lu Fan are responsible for determining the allocation to, and oversight of, the Fund’s sub-adviser.

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset
strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee,
Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services
team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr.
Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee,
Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr.
Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from
Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College
Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment
Analyst® (CAIA) Charterholder.

16

Lu Fan, CFA, Assistant Vice President & Senior Director, joined Lincoln Financial Group in 2016 and is a member of the Investment Committee, Asset Allocation Committee, Derivatives Committee, and Best
Execution Committee. In her current role, Ms. Fan is responsible for providing leadership and functional expertise for continually enhancing the strategy and process of LFI’s global multi-asset risk managed portfolios. Ms. Fan has over 12 years of investment and quantitative research experience. Prior to the current role, she was a quantitative strategist in Market Risk Management team of Lincoln Financial. Prior to joining Lincoln, Ms. Fan was an investment strategist in FIS Group, where she performed portfolio construction and quantitative research for global tactical strategy. Ms. Fan received her Master of Science
Degree in Finance from Temple University, and Bachelor of science degree from University of Science and
Technology of China. She is a CFA charterholder and is a member of the CFA Society of Philadelphia.

Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor,
Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $224.5 billion in assets as of December 31,
2025.

Milliman Portfolio Managers	Jeff Greco, Adam Schenck, Maria Schiopu and Ruby Shi are responsible for the day-to-day management of the Fund's risk management overlay.

Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with
Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program.
Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, joined Milliman in 2005 and is Managing Director, Director of Portfolio Management.
Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA)
Charterholder.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

Ruby Shi, Portfolio Manager, joined Milliman in 2018. Ms. Shi is responsible for the oversight of the risk management strategy, including the strategy research and model development, of the Lincoln funds. Prior to 2018, Ms. Shi worked as an Assistant Director, Sr Financial Engineer, for Moody's Analytics and was
involved in U.S. residential mortgage back securities valuation and analytics. Ms. Shi holds an M.P.S in
Applied Statistics, Cornell University, a B.S. in Actuarial Science, Curtin University of Technology, and a
B.S. in Information and Computer Science, Zhongnan University of Economics and Law. She is also an associate of the Society of Actuaries (ASA) and a member of the American Academy of Actuaries (MAAA).

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
17

In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
18

The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
19

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.569	$ 11.338	$ 10.008	$ 13.421	$ 12.092
Income (loss) from investment operations:
Net investment income[1]	0.183	0.227	0.150	0.138	0.137
Net realized and unrealized gain (loss)	0.886	1.309	1.354	(2.840)	1.717
Total from investment operations	1.069	1.536	1.504	(2.702)	1.854
Less dividends and distributions from:
Net investment income	(0.222)	(0.305)	(0.174)	(0.155)	(0.358)
Net realized gain	(0.398)	—	—	(0.541)	(0.167)
Return of capital	—	—	—	(0.015)	—
Total dividends and distributions	(0.620)	(0.305)	(0.174)	(0.711)	(0.525)
Net asset value, end of period	$ 13.018	$ 12.569	$ 11.338	$ 10.008	$ 13.421
Total return[2]	8.54%	13.56%	15.02%	(20.13%)	15.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,566	$19,231	$16,914	$14,915	$17,656
Ratio of expenses to average net assets[3]	0.29%	0.29%	0.30%	0.29%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.30%	0.31%	0.30%	0.30%
Ratio of net investment income to average net assets	1.44%	1.85%	1.41%	1.23%	1.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.43%	1.84%	1.40%	1.22%	1.04%
Portfolio turnover	23%	17%	24%	22%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
20

	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 12.550	$ 11.322	$ 9.997	$ 13.406	$ 12.081
Income (loss) from investment operations:
Net investment income[1]	0.150	0.196	0.123	0.110	0.104
Net realized and unrealized gain (loss)	0.884	1.306	1.350	(2.835)	1.714
Total from investment operations	1.034	1.502	1.473	(2.725)	1.818
Less dividends and distributions from:
Net investment income	(0.189)	(0.274)	(0.148)	(0.128)	(0.326)
Net realized gain	(0.398)	—	—	(0.541)	(0.167)
Return of capital	—	—	—	(0.015)	—
Total dividends and distributions	(0.587)	(0.274)	(0.148)	(0.684)	(0.493)
Net asset value, end of period	$ 12.997	$ 12.550	$ 11.322	$ 9.997	$ 13.406
Total return[2]	8.28%	13.27%	14.72%	(20.33%)	15.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,859,633	$1,907,713	$1,773,488	$1,598,845	$2,004,437
Ratio of expenses to average net assets[3]	0.54%	0.54%	0.55%	0.54%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net investment income to average net assets	1.19%	1.60%	1.16%	0.98%	0.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.18%	1.59%	1.15%	0.97%	0.79%
Portfolio turnover	23%	17%	24%	22%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
21

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
22

Lincoln Variable Insurance Products Trust
LVIP Vanguard Bond Allocation Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Vanguard Bond Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Vanguard Bond Allocation Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Vanguard Bond Allocation Fund (the “Fund”) is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)	0.06%	0.06%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.36%	0.61%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$37	$116	$202	$456
Service Class	$62	$195	$340	$762
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and exchange-traded funds sponsored by The Vanguard Group, Inc. Approximately 30% of the Fund’s portfolio invests in the Vanguard Core Bond Fund (the “Underlying Fund”) and approximately 70% of the Fund’s portfolio invests in exchange-traded
LVIP Vanguard Bond Allocation Fund1

funds of the Vanguard ETFs® series (“ETFs”), which, in turn, invest in U.S. and foreign fixed income securities (debt obligations). The Vanguard Group, Inc. is not affiliated with the Fund or its investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). Shares of ETFs are listed and traded on a stock exchange or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price.
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in the Underlying Fund and ETFs, the Fund pursues its objective by investing primarily in a broad and diverse range of debt obligations with medium term (5-15 years) and short term (0-5 years) maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, U.S. and non-U.S. corporations, and the U.S. Treasury. The Fund also invests in the Underlying Fund and ETFs that invest in mortgage-backed securities, asset-backed securities, and inflation-indexed bonds. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). The Underlying Fund and ETFs may hold bonds that mature beyond 15 years. They also may hold futures contracts.
The Fund, through the Underlying Fund and ETFs, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Underlying Fund may use foreign currency contracts to hedge foreign currency risks.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds or ETFs to or from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Fund and ETFs held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. Underlying Fund and ETF selections are made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, credit quality, sector exposure, interest rate risk or duration, and the investment styles and performance the Underlying Fund or ETFs. The Adviser also considers the portfolio characteristics and risk profile of an Underlying Fund or ETF over various periods and market environments to assess suitability of an Underlying Fund or ETF as an investment.
*
Vanguard and Vanguard ETF are trademarks of The Vanguard Group, Inc.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
2LVIP Vanguard Bond Allocation Fund

•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
•
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
LVIP Vanguard Bond Allocation Fund3

•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	6.82%
Lowest Quarterly Return	Q1 2022	(5.79%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Vanguard Bond Allocation Fund – Standard Class	6.33%	-0.45%	1.54%
LVIP Vanguard Bond Allocation Fund – Service Class	6.06%	-0.70%	1.29%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Maria Ma, CFA	Vice President and Managing Director	Since May 2016
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
4LVIP Vanguard Bond Allocation Fund

Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Vanguard Bond Allocation Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds and exchange-traded funds sponsored by The Vanguard Group, Inc. Approximately 30% of the Fund’s portfolio invests in the Vanguard Core Bond Fund (the “Underlying Fund”) and approximately 70% of the Fund’s portfolio invests in exchange-traded funds of the Vanguard ETFs® series (“ETFs”), which, in turn, invest in U.S. and foreign fixed income securities (debt obligations). The Vanguard Group, Inc. is not affiliated with the Fund or its investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
The Underlying Fund invests in fixed income securities of various maturities, yields, and qualities. The Underlying Fund, under normal circumstances, will invest at least 80% of its assets in bonds, which include fixed income securities such as corporate bonds; U.S. Treasury obligations and other U.S. government and agency securities; and asset-backed, mortgage-backed and mortgage-related securities. Vanguard ETFs attempt to track the investment performance of certain benchmark indices consisting of various debt obligations. ETFs are mutual funds whose shares are listed and traded on a stock exchange or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. The Fund's investment strategy, under normal circumstances, will be to invest at least 80% of its assets in the Underlying Fund and ETFs which invest primarily in U.S. and foreign debt obligations. The Fund, through the Underlying Fund and ETFs, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in the Underlying Fund and ETFs, the Fund pursues its objective by investing primarily in a broad and diverse range of debt obligations with short term (0-5 years) and medium term (5-15 years) maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, U.S. and non-U.S. corporations, and the U.S. Treasury. The Underlying Fund and ETFs may hold bonds that mature beyond 15 years. The Underlying Fund and ETFs may invest in futures contracts.
Through its investment in the Underlying Fund and ETFs, the Fund targets investments within the various asset classes described below:
U.S. Government Obligations are debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.
U.S. Government Agency Obligations are debt securities issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.
Corporate Debt Obligations are non-convertible corporate debt securities (i.e., bonds and debentures), which are issued by companies both foreign and domestic.
U.S. Treasuries are debt securities backed by the U.S. Treasury or the full faith and credit of the U.S. government and are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market value for these securities will fluctuate with changes in interest rates.
Mortgage-backed Securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). The contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The mortgage-related securities primarily are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that have a high credit rating. The mortgages involved could be those on commercial or residential real estate properties.
Foreign Securities, including debt of foreign corporations and debt obligations of, or guaranteed by, foreign governments or any of their instrumentalities.
The Underlying Fund or ETFs may use foreign currency contracts to hedge foreign currency risks. Because many of the Underlying Fund’s or ETF’s investments will be denominated in foreign currencies, the Underlying Fund or ETF will enter into forward foreign currency contracts to protect against the uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.
6

On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds or ETFs to or removing Underlying Funds or ETFs from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds and ETFs held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. Underlying Fund and ETF selections are made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, credit quality, sector exposure, interest rate risk or duration, and the investment styles and performance of the Underlying Fund or ETF. The Adviser also considers the portfolio characteristics and risk profile for an Underlying Fund or ETF over various periods and market environments to assess the suitability of an Underlying Fund and ETF as an investment for the Fund.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its assets in a portfolio of investments that provide exposure to debt securities only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
7

•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Additionally, the risk of default on U.S. Government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase in the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the Fund, which may have an adverse impact on the Fund.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
8

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally one day after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Below Investment Grade (Junk Bond) Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. When secondary markets for these bonds are less liquid than the market for other types of securities, it may be more difficult to value the bonds because such valuation may require more research, and elements of judgments may play a greater role in the valuation because there is less reliable, objective data available. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or
9

negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less,
10

for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.25% of the Fund's average net assets).
LFI Portfolio Manager	Maria Ma is responsible for the day-to-day management of the Fund's assets.
11

Maria Ma, CFA, is Vice President, Managing Director and Fixed Income & International Equity Portfolio
Manager within LFI. Ms. Ma joined LFI in 2015 and is a member of LFI’s Investment Committee,
Derivatives Committee, and Asset Allocation Committee, among others. In addition, Ms. Ma serves on the investment sub-committee for Lincoln’s Defined Benefit Plan. Prior to joining LFI, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from
NanKai University in China and an M.S. in finance from Boston College. Ms. Ma also is a Chartered
Financial Analyst® (CFA) Charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
12

The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products
13

that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Vanguard Bond Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.012	$ 9.221	$ 8.981	$ 10.878	$ 11.206
Income (loss) from investment operations:
Net investment income[1]	0.383	0.354	0.312	0.195	0.160
Net realized and unrealized gain (loss)	0.187	(0.224)	0.228	(1.649)	(0.303)
Total from investment operations	0.570	0.130	0.540	(1.454)	(0.143)
Less dividends and distributions from:
Net investment income	(0.330)	(0.339)	(0.300)	(0.195)	(0.158)
Net realized gain	—	—	—	(0.248)	(0.027)
Total dividends and distributions	(0.330)	(0.339)	(0.300)	(0.443)	(0.185)
Net asset value, end of period	$ 9.252	$ 9.012	$ 9.221	$ 8.981	$ 10.878
Total return[2]	6.33%	1.42%	6.00%	(13.37%)	(1.29%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$324,858	$278,304	$237,906	$199,220	$227,649
Ratio of expenses to average net assets[3]	0.30%	0.30%	0.31%	0.30%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.30%	0.31%	0.30%	0.30%
Ratio of net investment income to average net assets	4.12%	3.83%	3.41%	2.00%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.12%	3.83%	3.41%	2.00%	1.43%
Portfolio turnover	6%	4%	4%	10%	88%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

	LVIP Vanguard Bond Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.005	$ 9.214	$ 8.976	$ 10.871	$ 11.201
Income (loss) from investment operations:
Net investment income[1]	0.359	0.330	0.288	0.171	0.132
Net realized and unrealized gain (loss)	0.186	(0.222)	0.228	(1.648)	(0.304)
Total from investment operations	0.545	0.108	0.516	(1.477)	(0.172)
Less dividends and distributions from:
Net investment income	(0.307)	(0.317)	(0.278)	(0.170)	(0.131)
Net realized gain	—	—	—	(0.248)	(0.027)
Total dividends and distributions	(0.307)	(0.317)	(0.278)	(0.418)	(0.158)
Net asset value, end of period	$ 9.243	$ 9.005	$ 9.214	$ 8.976	$ 10.871
Total return[2]	6.06%	1.18%	5.73%	(13.58%)	(1.54%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,177,587	$1,063,680	$958,522	$851,844	$1,030,920
Ratio of expenses to average net assets[3]	0.55%	0.55%	0.56%	0.55%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net investment income to average net assets	3.87%	3.58%	3.16%	1.75%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.87%	3.58%	3.16%	1.75%	1.18%
Portfolio turnover	6%	4%	4%	10%	88%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP Vanguard Domestic Equity ETF Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Vanguard Domestic Equity ETF Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Vanguard Domestic Equity ETF Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.04%	0.04%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.35%	0.60%
Less Fee Waiver[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.30%	0.55%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$31	$107	$191	$438
Service Class	$56	$187	$330	$745
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
LVIP Vanguard Domestic Equity ETF Fund1

Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests at least 80% of its assets in exchange-traded funds (the “Underlying ETFs” or “ETFs”), which, in turn, invest in U.S. equity securities (stocks). The ETFs primarily are Vanguard ETFs®*. The Vanguard Group, Inc., the investment adviser of the Vanguard ETFs®, is not affiliated with the Fund or its investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying ETFs, the Fund allocates a large percentage of assets across a broad and diverse range of domestic stocks, including large-cap, mid-cap and small-cap stocks and those with growth and value characteristics. The Fund may allocate a smaller percentage of assets to ETFs whose assets are invested in U.S. real estate securities. ETFs are typically funds that track an index and whose shares are listed and traded on a stock exchange or otherwise traded in the over-the-counter market, and may be purchased and sold throughout the trading day based on their market price.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying ETFs to or removing Underlying ETFs from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying ETFs held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying ETF selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying ETFs. The Adviser also considers the portfolio characteristics and risk profile for each Underlying ETF over various periods and market environments to assess each Underlying ETF's suitability as an investment.
The full list of underlying ETFs used by the ETF is included in the ETF’s annual and semi-annual reports and quarterly holdings disclosures.
*
Vanguard and Vanguard ETF are trademarks of The Vanguard Group, Inc.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
2LVIP Vanguard Domestic Equity ETF Fund

•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP Vanguard Domestic Equity ETF Fund3

Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	20.96%
Lowest Quarterly Return	Q1 2020	(20.24%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Vanguard Domestic Equity ETF Fund – Standard Class	16.47%	12.72%	13.79%
LVIP Vanguard Domestic Equity ETF Fund – Service Class	16.18%	12.43%	13.50%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Michael Hoppe, CFA, CFP	Senior Vice President	Since June 2018
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Vanguard Domestic Equity ETF Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests at least 80% of its assets in exchange-traded funds (the “Underlying ETFs” or “ETFs”), which, in turn, invest primarily in U.S. equity securities (stocks). The ETFs primarily are Vanguard ETFs®* (“Vanguard ETFs”). The Vanguard ETFs attempt to track the investment performance of certain benchmark indices consisting of common stocks of companies located in the U.S. The Vanguard Group, Inc., the investment adviser of the Vanguard ETFs, is not affiliated with the Fund or its investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying ETFs, the Fund allocates a large percentage to Vanguard ETFs whose assets are invested across a broad and diverse range of domestic stocks, including large-cap, mid-cap and small-cap stocks and those with growth and value characteristics. The Fund allocates a smaller percentage of assets to ETFs whose assets are invested in U.S. real estate securities. ETFs are typically funds that track an index and whose shares are listed and traded on an exchange or otherwise traded in the over-the-counter market, and may be purchased and sold throughout the trading day based on their market price.
Through its investment in the Underlying ETFs, the Fund targets investments within the various asset classes described below:
Growth Stocks: Growth stocks are stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.
Large-Cap Stocks: Large-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the market capitalizations of companies included in the Russell 1000® Index.
Mid-Cap Stocks: Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the range of the market capitalizations of companies included in the Russell MidCap® Index. These companies are generally established companies that may not be well-known to the public.
Small-Cap Stocks: Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000® Index. The Russell 2000® Index measures the performance of those companies in the Russell 2000 with lower price-to-book ratios and lower forecasted growth values.
Real Estate Stocks: A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the development, ownership, construction, management or sale of residential, commercial, industrial or other real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial, industrial or other real estate.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying ETFs to or removing Underlying ETFs from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying ETFs held by the Fund to the current allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying ETFs are selected based on the ETF's particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying ETFs. The Adviser also considers the portfolio characteristics and risk profile for each Underlying ETF over various periods and market environments to assess each Underlying ETF's suitability as an investment.
The full list of underlying ETFs used by the ETF is included in the ETF’s annual and semi-annual reports and quarterly holdings disclosures.
*
Vanguard and Vanguard ETF are trademarks of The Vanguard Group, Inc.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in equity securities that are tied economically to the U.S., only upon 60 days' notice to shareholders.
5

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
6

•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Real Estate and Real Estate Investment Trust (REIT) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include, among others, possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates); declines in real estate values or other risks related to local or general economic conditions; the financial condition and default risk of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing; potential environmental liabilities; changes in zoning laws and other regulations; reduced supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Changes in interest rates also may affect the value of an investment in real estate securities. Examples of the current risks faced by real estate-related assets include: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting
7

on their own borrowings and obligations); property values have declined; inflation, upkeep costs and other expenses have increased; and rents have declined for many properties. In addition, post the COVID-19 pandemic, commercial real estate foreclosures have notably increased due to the marked prevalence of remote work arrangements. This has resulted in a waning demand for commercial office space and may adversely affect the price at which companies can sell real estate.
Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund.
8

In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.20% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Manager	Michael Hoppe is responsible for the day-to-day management of the Fund's assets.

Michael Hoppe, CFA, CFP, is a Portfolio Manager, Assistant Vice President, and Team Lead for U.S. and
Global Equity strategies within LFI. Mr. Hoppe joined LFI in 2015 and is a member of LFI’s Investment
Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI,
Mr. Hoppe held investment roles at Acertus Capital Management and The MDE Group. Mr. Hoppe holds a
B.S. in finance from Rutgers University. Mr. Hoppe is a Chartered Financial Analyst® (CFA) Charterholder
and a Certified Financial Planner® (CFP) professional.

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
9

Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly
10

discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial
11

intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
12

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 38.119	$ 31.738	$ 25.816	$ 32.366	$ 26.296
Income (loss) from investment operations:
Net investment income[1]	0.335	0.405	0.394	0.356	0.322
Net realized and unrealized gain (loss)	5.400	6.606	6.115	(6.431)	6.438
Total from investment operations	5.735	7.011	6.509	(6.075)	6.760
Less dividends and distributions from:
Net investment income	(0.234)	(0.425)	(0.400)	(0.352)	(0.379)
Net realized gain	(18.598)	(0.205)	(0.187)	(0.123)	(0.311)
Total dividends and distributions	(18.832)	(0.630)	(0.587)	(0.475)	(0.690)
Net asset value, end of period	$ 25.022	$ 38.119	$ 31.738	$ 25.816	$ 32.366
Total return[2]	16.47%	22.10%	25.22%	(18.74%)	25.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$732,542	$615,074	$516,504	$414,472	$473,107
Ratio of expenses to average net assets[3]	0.26%	0.26%	0.26%	0.26%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	1.00%	1.13%	1.37%	1.28%	1.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.95%	1.08%	1.32%	1.23%	1.03%
Portfolio turnover	8%	92%	10%	13%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
13

	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 38.048	$ 31.684	$ 25.779	$ 32.314	$ 26.260
Income (loss) from investment operations:
Net investment income[1]	0.251	0.315	0.321	0.286	0.246
Net realized and unrealized gain (loss)	5.374	6.587	6.098	(6.416)	6.423
Total from investment operations	5.625	6.902	6.419	(6.130)	6.669
Less dividends and distributions from:
Net investment income	(0.176)	(0.333)	(0.327)	(0.282)	(0.304)
Net realized gain	(18.598)	(0.205)	(0.187)	(0.123)	(0.311)
Total dividends and distributions	(18.774)	(0.538)	(0.514)	(0.405)	(0.615)
Net asset value, end of period	$ 24.899	$ 38.048	$ 31.684	$ 25.779	$ 32.314
Total return[2]	16.18%	21.80%	24.91%	(18.95%)	25.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$642,205	$576,681	$512,126	$422,918	$531,395
Ratio of expenses to average net assets[3]	0.51%	0.51%	0.51%	0.51%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	0.75%	0.88%	1.12%	1.03%	0.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.70%	0.83%	1.07%	0.98%	0.78%
Portfolio turnover	8%	92%	10%	13%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
14

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
15

Lincoln Variable Insurance Products Trust
LVIP Vanguard International Equity ETF Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Vanguard International Equity ETF Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Vanguard International Equity ETF Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Vanguard International Equity ETF Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.06%	0.06%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.37%	0.62%
Less Fee Waiver[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.32%	0.57%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$33	$114	$203	$463
Service Class	$58	$193	$341	$769
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
LVIP Vanguard International Equity ETF Fund1

Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests at least 80% of its assets in exchange-traded funds (“Underlying ETFs” or “ETFs”), which, in turn, invest in foreign equity securities (stocks), including emerging markets securities. The Underlying ETFs primarily are Vanguard ETFs®*. The Vanguard Group, Inc., the investment adviser of the Vanguard ETFs®, is not affiliated with the Fund or its investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).
Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. Foreign equity securities may trade on U.S. or foreign markets. An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a lower per capita gross national product.
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying ETFs, the Fund allocates a large percentage of assets across a broad and diverse range of international stocks with growth and value styles, including large-cap, mid-cap, small-cap and emerging market stocks. The Fund, through the Underlying ETFs, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular region. ETFs are typically funds that track an index and whose shares are listed and traded on a stock exchange or otherwise traded in the over-the-counter market, and may be purchased and sold throughout the trading day based on their market price. The Fund also may utilize currency-related instruments to manage currency risk.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying ETFs to or removing Underlying ETFs from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying ETFs held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying ETF selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, country and regional exposure, and the investment styles and performance of the Underlying ETFs. The Adviser also considers the portfolio characteristics and risk profile for each Underlying ETF over various periods and market environments to assess each Underlying ETF's suitability as an investment.
The full list of underlying ETFs used by the ETF is included in the ETF’s annual and semi-annual reports and quarterly holdings disclosures.
*
Vanguard and Vanguard ETF are trademarks of The Vanguard Group, Inc.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
2LVIP Vanguard International Equity ETF Fund

•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
LVIP Vanguard International Equity ETF Fund3

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	16.86%
Lowest Quarterly Return	Q1 2020	(23.75%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Vanguard International Equity ETF Fund – Standard Class	31.56%	7.29%	8.14%
LVIP Vanguard International Equity ETF Fund – Service Class	31.23%	7.02%	7.87%
Morningstar Global Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	31.60%	7.78%	8.52%
Investment Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Portfolio Manager

LFI Portfolio Manager	Company Title	Experience with Fund
Maria Ma, CFA	Vice President and Managing Director	Since May 2016
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
4LVIP Vanguard International Equity ETF Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Vanguard International Equity ETF Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
The fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests at least 80% of its assets in exchange-traded funds (“Underlying ETFs” or “ETFs”), which, in turn, invest primarily in foreign equity securities (stocks), including emerging markets. The Underlying ETFs primarily are Vanguard ETFs®. The Vanguard ETFs® attempt to track the investment performance of certain benchmark indices consisting of common stocks of companies located in developed and emerging countries around the world. The Vanguard Group, Inc., the investment adviser of the Vanguard ETFs®, is not affiliated with the Fund or its adviser, Lincoln Financial Investments Corporation (the “Adviser”).
Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the U.S. Foreign equity securities may trade on U.S. or foreign markets. An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a lower per capita gross national product.
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in Underlying ETFs, the Fund allocates a large percentage of assets across a broad and diverse range of international stocks with growth and value styles, including large-cap, mid-cap, small-cap and emerging market stocks. The Fund, through the Underlying ETFs, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. ETFs are typically funds that track an index and whose shares are listed and traded on a stock exchange or otherwise traded in the over-the-counter market, and may be purchased and sold throughout the trading day on their market price. The Fund also may utilize currency-related instruments to manage currency risk.
Through its investment in the Underlying ETFs, the Fund targets investments within the various asset classes described below:
Growth Stocks: Growth stocks are stocks of companies believed to have above-average potential for grow in revenue, earnings, cash flow or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth companies typically pay little or no dividends.
Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.
Large Cap Stocks: Large-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the market capitalizations of companies included in the Russell 1000® Index.
Mid-Cap Stocks: Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the range of the market capitalizations of companies included in the Russell MidCap® Index. These companies are generally established companies that may not be well-known to the public.
Small-Cap Stocks: Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000® Index. The Russell 2000 Index measures the performance of those companies in the Russell 2000 with lower price-to-book ratios and lower forecasted growth values.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying ETFs to or removing Underlying ETFs from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying ETFs held by the Fund to the current allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying ETF selection is made based on the ETF's particular asset allocation strategy, the Adviser's desired asset class exposures, and the investment styles and performance of the Underlying ETFs. The Adviser also considers the portfolio characteristics and risk profile for each Underlying ETF over various periods and market environments to assess each Underlying ETF's suitability as an investment.
The full list of underlying ETFs used by the ETF is included in the ETF’s annual and semi-annual reports and quarterly holdings disclosures.
*
Vanguard and Vanguard ETF are trademarks of The Vanguard Group, Inc.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in equity securities only upon 60 days' notice to shareholders.
6

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. Additional fund of funds risk include:
•
Underlying Fund Expenses: Because the Fund owns shares of the Underlying Funds, shareholders of the Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests. The Underlying Funds do not charge the Fund any front-end sales loads, contingent deferred sales charges, or Rule 12b-1 fees.
•
Investment Performance: The Fund’s investment performance is directly tied to the performance of its Underlying Funds. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance will be negatively affected. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. The allocation of investments among the different sub-advisers managing Underlying Funds, with different styles and asset classes, may have a more significant effect on the performance of the Fund when one of these investments is performing more poorly than the other. The Underlying Funds selected by the Adviser for the Fund may underperform the market generally or other funds that could have been selected for the Fund. Investment decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The Adviser has, and may in the future, invest the Fund’s assets in Underlying Funds managed by a limited number of sub-advisers, including the Adviser. In such circumstances, the Fund’s performance could be substantially dependent on the performance of these sub-advisers and the Adviser. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.
•
Asset Allocation: The ability of the Fund to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s strategic allocation to investment strategies and in selecting an optimal mix of Underlying Funds. The Fund is subject to different risks based on its actual allocation among asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it. In addition, the Fund will be subject to those risks affecting the Underlying Funds, including the effects of business and regulatory developments that affect an Underlying Fund or the investment company industry generally as well as the possibility that the value of the underlying securities held by the Underlying Fund could decrease or the Underlying Fund’s portfolio could become illiquid. The liquidity of an Underlying Fund could also be limited as a result of large redemptions or repurchases, as applicable. There is no assurance that allocation decisions will result in the desired effects.
•
Strategy: The Adviser’s evaluations and allocations among asset classes and Underlying Funds may prove incorrect. Further, the Adviser may add or delete Underlying Funds or alter the Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
7

•
Limited Portfolio Holdings: Because the Fund may hold large positions in its Underlying Funds, changes in the value of those Underlying Funds’ shares can have an amplified effect on the Fund’s value and total return. Aggregation of Underlying Fund holdings may result in the indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform
8

accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
9

There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. The market price of ETF shares may deviate from an ETF’s net asset value, especially during periods of market volatility, which could result in investors paying significantly more, or less, for the ETF shares. Because ETF shares are exchange traded, trading may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. Certain ETFs track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF’s performance from that of its underlying index. ETFs are subject to investment advisory and other expenses, which are indirectly paid by a fund that invests in ETFs.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
10

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.20% of the Fund's average net assets, net of advisory fee waivers).
LFI Portfolio Manager	Maria Ma is responsible for the day-to-day management of the Fund's assets.

Maria Ma, CFA, is Vice President, Managing Director and Fixed Income & International Equity Portfolio
Manager within LFI. Ms. Ma joined LFI in 2015 and is a member of LFI’s Investment Committee,
Derivatives Committee, and Asset Allocation Committee, among others. In addition, Ms. Ma serves on the investment sub-committee for Lincoln’s Defined Benefit Plan. Prior to joining LFI, Ms. Ma spent nine years with SEI Investments as Senior Investment Analyst, responsible for manager selection and multi-manager portfolio construction for U.S. investment grade fixed Income funds. She holds a B.A. in economics from
NanKai University in China and an M.S. in finance from Boston College. Ms. Ma also is a Chartered
Financial Analyst® (CFA) Charterholder.

LFI may hire consultants to assist in the management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do
11

not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class
12

shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
13

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Vanguard International Equity ETF Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.839	$ 11.714	$ 10.457	$ 12.901	$ 12.454
Income (loss) from investment operations:
Net investment income[1]	0.436	0.373	0.358	0.293	0.396
Net realized and unrealized gain (loss)	3.298	0.079	1.249	(2.441)	0.626
Total from investment operations	3.734	0.452	1.607	(2.148)	1.022
Less dividends and distributions from:
Net investment income	(0.484)	(0.327)	(0.350)	(0.284)	(0.364)
Net realized gain	(0.045)	—	—	(0.012)	(0.211)
Total dividends and distributions	(0.529)	(0.327)	(0.350)	(0.296)	(0.575)
Net asset value, end of period	$ 15.044	$ 11.839	$ 11.714	$ 10.457	$ 12.901
Total return[2]	31.56%	3.86%	15.36%	(16.62%)	8.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$416,591	$323,439	$290,532	$245,817	$265,041
Ratio of expenses to average net assets[3]	0.26%	0.26%	0.27%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.32%	0.31%	0.31%
Ratio of net investment income to average net assets	3.18%	3.04%	3.18%	2.66%	2.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.13%	2.99%	3.13%	2.61%	2.92%
Portfolio turnover	26%	6%	8%	6%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
14

	LVIP Vanguard International Equity ETF Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 11.820	$ 11.695	$ 10.443	$ 12.883	$ 12.440
Income (loss) from investment operations:
Net investment income[1]	0.401	0.341	0.329	0.265	0.361
Net realized and unrealized gain (loss)	3.289	0.080	1.245	(2.436)	0.626
Total from investment operations	3.690	0.421	1.574	(2.171)	0.987
Less dividends and distributions from:
Net investment income	(0.449)	(0.296)	(0.322)	(0.257)	(0.333)
Net realized gain	(0.045)	—	—	(0.012)	(0.211)
Total dividends and distributions	(0.494)	(0.296)	(0.322)	(0.269)	(0.544)
Net asset value, end of period	$ 15.016	$ 11.820	$ 11.695	$ 10.443	$ 12.883
Total return[2]	31.23%	3.62%	15.07%	(16.83%)	7.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$421,949	$334,621	$321,232	$282,554	$330,229
Ratio of expenses to average net assets[3]	0.51%	0.51%	0.52%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.57%	0.56%	0.56%
Ratio of net investment income to average net assets	2.93%	2.79%	2.93%	2.41%	2.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.88%	2.74%	2.88%	2.36%	2.67%
Portfolio turnover	26%	6%	8%	6%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
16

Lincoln Variable Insurance Products Trust
LVIP Wellington SMID Cap Value Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Wellington SMID Cap Value Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Wellington SMID Cap Value Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Wellington SMID Cap Value Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.87%	1.12%
Less Fee Waiver[1]	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses (After Fee Waiver)	0.78%	1.03%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.115% of the first $100 million of the Fund’s average daily net assets; and 0.075% of the Fund's average daily net assets in excess of $100 million. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$80	$269	$473	$1,064
Service Class	$105	$347	$608	$1,355
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 161% of the average value of its portfolio.
LVIP Wellington SMID Cap Value Fund1

Principal Investment Strategies
Wellington Management Company LLP (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, invests at least 80% of its total assets in equity securities of mid-cap companies. Mid-cap companies are defined for this purpose as companies whose market capitalization equals or exceeds $500 million but does not exceed the largest company as ranked by market capitalization within the Russell Midcap® Index. The capitalization of the largest company within the Russell Midcap® Index was $120 billion as of March 31, 2026. The Fund may also invest in equity securities of some small-cap companies. The Fund focuses on those stocks that have below average price-to-earnings ratios at the time of purchase. These companies are generally established companies that may not be well-known to the public. While the Fund primarily focuses on investing in U.S. companies, the Fund may also invest up to 20% of its total assets in securities of foreign issuers, including investments in emerging markets. The Fund also may utilize currency-related instruments to manage currency risk.
The Fund pursues its objective by investing mainly in equity securities of mid-size companies that exhibit traditional value characteristics. Value companies are companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. In addition, these companies may have under-appreciated assets, or be involved in company turn-arounds or corporate restructurings.
The Sub-Adviser attempts to identify those companies that have fundamental investment appeal in terms of security appreciation, business strategy, market positioning, quality of management, or improving industry conditions. The Fund's investment strategy employs a contrarian approach to stock selection, favoring equity securities of mid-size companies that appear to be misunderstood or overlooked in the marketplace.
The Fund typically sells a stock when the stock approaches its target price, company fundamentals deteriorate and/or when the Sub-Adviser believes that alternative stocks offer better risk/reward potential.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition
2LVIP Wellington SMID Cap Value Fund

of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	28.27%
Lowest Quarterly Return	Q1 2020	(33.29%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Wellington SMID Cap Value Fund – Standard Class	2.42%	9.24%	8.53%
LVIP Wellington SMID Cap Value Fund – Service Class	2.16%	8.97%	8.26%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP Wellington SMID Cap Value Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)
Portfolio Manager

Wellington Management Portfolio Manager	Company Title	Experience with Fund
Greg J. Garabedian	Senior Managing Director and Equity Portfolio Manager	Since May 2018
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP Wellington SMID Cap Value Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
Wellington Management Company LLP (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal circumstances, invests at least 80% of its total assets in equity securities of mid-cap companies. Mid-cap companies are defined for this purpose as companies whose market capitalization equals or exceeds $500 million but does not exceed the largest company as ranked by market capitalization within the Russell Midcap® Index. The capitalization of the largest company within the Russell Midcap® Index was $$120 billion as of March 31, 2026. The Fund may also invest in equity securities of some small-cap companies. These companies are generally established companies that may not be well-known to the public. While the Fund primarily focuses on investing in U.S. companies, the Fund may also invest up to 20% of its total assets in securities of foreign issuers, including investments in emerging markets. The Fund also may utilize currency-related instruments to manage currency risk.
The Fund pursues its objective by investing mainly in equity securities of mid-size companies that exhibit traditional value characteristics. Value companies are companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. In addition, these companies may have under-appreciated assets, or be involved in company turn-arounds or corporate restructurings. The Sub-Adviser attempts to identify those companies that have fundamental investment appeal in terms of security appreciation, business strategy, market positioning, quality of management, or improving industry conditions.
The Fund's investment strategy employs a contrarian approach to stock selection, favoring equity securities of mid-size companies that appear to be misunderstood or overlooked in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in their current market prices. Valuation techniques are a key component of the Fund's investment approach. A target price is established for each stock by combining proprietary earnings estimates with expected price/earnings multiples. Current holdings and purchase candidates are continually ranked by appreciation potential. Stock selection is price-driven in that securities are purchased and sold primarily on the basis of the Sub-Adviser's estimate of their relative return/appreciation potential.
The Fund typically sells a stock when the stock approaches its target price, company fundamentals deteriorate and/or when the Sub-Adviser believes that alternative stocks offer better risk/reward potential.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in stocks of mid-cap companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
5

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small-Cap Company Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small-sized companies also may be subject to interest rate risk, generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian
6

fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If
7

a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio manager are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.69% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington
Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions.
Wellington Management and its predecessor organizations have provided investment advisory services for over 90 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a
Massachusetts limited liability partnership. As of December 31, 2025, Wellington Management and its
investment advisory affiliates had investment management authority with respect to approximately $1.33 trillion in assets.

Wellington Management Portfolio Manager	Greg Garabedian is responsible for the day-to-day management of the Fund's assets.

Greg J. Garabedian is a Senior Managing Director and Equity Portfolio Manager of Wellington
Management. He has been involved in portfolio management of the Fund since 2018 and has been involved in securities analysis for the Fund since 2006. Mr. Garabedian holds a B.S. from Villanova
University and an M.B.A. from the Wharton School of Business of the University of Pennsylvania.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
8

In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
9

The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Form N-CSR dated December 31, 2025, which is available upon request.

	LVIP Wellington SMID Cap Value Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 25.814	$ 25.365	$ 24.760	$ 31.474	$ 25.906
Income (loss) from investment operations:
Net investment income[1]	0.237	0.320	0.244	0.180	0.139
Net realized and unrealized gain (loss)	0.349	2.862	3.760	(3.536)	7.094
Total from investment operations	0.586	3.182	4.004	(3.356)	7.233
Less dividends and distributions from:
Net investment income	(0.242)	(0.342)	(0.240)	(0.200)	(0.152)
Net realized gain	(1.960)	(2.391)	(3.159)	(3.158)	(1.513)
Total dividends and distributions	(2.202)	(2.733)	(3.399)	(3.358)	(1.665)
Net asset value, end of period	$ 24.198	$ 25.814	$ 25.365	$ 24.760	$ 31.474
Total return[2]	2.42%	12.32%	17.24%	(10.00%)	28.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$244,760	$221,042	$204,882	$168,753	$212,471
Ratio of expenses to average net assets	0.78%	0.77%	0.79%	0.79%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.87%	0.86%	0.88%	0.88%	0.87%
Ratio of net investment income to average net assets	0.96%	1.21%	0.95%	0.64%	0.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.87%	1.12%	0.86%	0.55%	0.37%
Portfolio turnover	161%	148%	93%	85%	58%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP Wellington SMID Cap Value Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 25.609	$ 25.187	$ 24.614	$ 31.316	$ 25.785
Income (loss) from investment operations:
Net investment income[1]	0.174	0.252	0.179	0.109	0.062
Net realized and unrealized gain (loss)	0.343	2.835	3.732	(3.519)	7.057
Total from investment operations	0.517	3.087	3.911	(3.410)	7.119
Less dividends and distributions from:
Net investment income	(0.184)	(0.274)	(0.179)	(0.134)	(0.075)
Net realized gain	(1.960)	(2.391)	(3.159)	(3.158)	(1.513)
Total dividends and distributions	(2.144)	(2.665)	(3.338)	(3.292)	(1.588)
Net asset value, end of period	$ 23.982	$ 25.609	$ 25.187	$ 24.614	$ 31.316
Total return[2]	2.16%	12.04%	16.95%	(10.23%)	27.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$150,710	$149,700	$149,343	$132,142	$159,303
Ratio of expenses to average net assets	1.03%	1.02%	1.04%	1.04%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.12%	1.11%	1.13%	1.13%	1.12%
Ratio of net investment income to average net assets	0.71%	0.96%	0.70%	0.39%	0.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.62%	0.87%	0.61%	0.30%	0.12%
Portfolio turnover	161%	148%	93%	85%	58%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP American Century Balanced Fund
Standard, Standard II, and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Century Balanced Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Century Balanced Fund
(Standard, Standard II, and Service Class)
Summary
Investment Objective
The Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Standard Class II	Service Class
Management Fee	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.10%	0.20%	0.20%
Total Annual Fund Operating Expenses	0.75%	0.85%	1.10%
Less Expense Reimbursement[1]	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.67%	0.77%	1.02%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.67% of the Fund’s average daily net assets for the Standard Class (and 0.77% for the Standard Class II and 1.02% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$68	$232	$409	$923
Standard Class II	$79	$263	$464	$1,042
Service Class	$104	$342	$598	$1,333
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
LVIP American Century Balanced Fund1

Principal Investment Strategies
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
For the equity portion of the Fund, the Fund will generally invest in large capitalization companies that the Sub-Adviser believes show business improvement using a proprietary multi-factor model that combines fundamental measures of a stock’s value and growth potential with sustainability (environmental, social, and governance) characteristics.
Equity securities include common stock and may include preferred stock or other types of stock.
To measure value, the Sub-Adviser may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the Sub-Adviser may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum. The Sub-Adviser evaluates multiple sustainability characteristics utilizing internal data and research, as well as third party commercial data sources and scoring systems. To the extent such information is available and relevant for a particular company, the Sub-Adviser will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If sustainability characteristics are unavailable or incomplete, a security may still be selected for the portfolio if the Sub-Adviser believes it can evaluate the security qualitatively, or if the financial metrics and/or remaining sustainability characteristics merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.
Each security is evaluated on a sector-specific basis, and the Fund seeks to hold securities with the strongest attributes in their respective sectors. Using this process, the Sub-Adviser attempts to build a portfolio of stocks that provides better returns without taking on significant additional risk, and maintains a stronger sustainability profile than the S&P 500® Index. The Sub-Adviser evaluates the respective sustainability profiles of the Fund’s portfolio and the S&P 500 Index by aggregating the proprietary sustainability characteristics of the individual securities included in each and comparing the resulting totals. The market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion as of March 31, 2026.
For the fixed-income portion of the Fund, the Sub-Adviser invests in a diversified portfolio of high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities, bank loans, securities backed by mortgages or other assets, collateralized debt obligations and collateralized loan obligations. Shorter-term debt securities round out the portfolio.
The Fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the Fund’s investment objective. Specifically, the Fund may use credit default swaps to manage credit exposure, inflation swaps to manage inflation exposure, and Treasury futures to manage duration. The Fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes.
Principal Risks
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.
•
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed income are subject to varying levels of credit risk, interest rate risk, liquidity risk and volatility.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
2LVIP American Century Balanced Fund

•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
•
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Bank Loan Risk. Bank loans are subject to additional risks beyond those normally associated with more traditional debt instruments. The ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation.
•
Collateralized Debt Obligations (CDOs) Risk. The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE), especially during a period of market volatility. CDOs may be illiquid securities and subject to the Fund’s restrictions on investments in illiquid securities. The Fund’s investment in CDOs will not receive the same investor protection as an investment in registered securities. Also, prices of CDO tranches can decline considerably.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
LVIP American Century Balanced Fund3

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard Class, Standard Class II and Service Class compare with those of a broad measure of market performance. Once the Standard Class of the Fund has had at least one full year of performance, average annual total returns will be included in this prospectus. The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	13.36%
Lowest Quarterly Return	Q2 2022	(12.29%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years	Since Inception	Inception Date
LVIP American Century Balanced Fund – Standard Class	9.73%			11.16%	4/29/2024
LVIP American Century Balanced Fund – Standard Class II	9.62%	6.49%	8.03%
LVIP American Century Balanced Fund – Service Class	9.33%	6.23%		7.82%	5/2/2016
Morningstar US Market Index[1] (reflects no deductions for fees, expenses or taxes)	17.35%			20.09%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Morningstar US Market Index[1] (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%		14.65%
1
Inception date of May 2, 2016.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: American Century Investment Management, Inc. (“American Century”)
Portfolio Managers

American Century Portfolio Managers	Company Title	Experience with Fund
Stephen Bartolini	Vice President and Senior Portfolio Manager	Since September 2024
Robert J. Bove	Portfolio Manager	Since January 2024
Justin M. Brown, CFA	Vice President and Portfolio Manager	Since January 2024
Jason Greenblath	Vice President and Senior Portfolio Manager	Since January 2024
Joseph Reiland, CFA	Vice President and Senior Portfolio Manager	Since January 2024
Charles Tan	Senior Vice President and Chief Investment Officer, Global Fixed Income	Since January 2024
4LVIP American Century Balanced Fund

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP American Century Balanced Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
This Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
For the equity portion of the Fund’s portfolio, the Fund generally will invest in large capitalization companies, but may invest in com-panies of any capitalization. Equity securities include common stock and may include preferred stock or other types of stock. The Fund’s equity investment strategy utilizes a proprietary multi-factor model in a three-step process. In the first step, the Sub-Adviser ranks stocks from most attractive to least attractive. This is determined by using a quantitative model that combines fundamental measures of a stock’s value and growth potential with sustainability (environmental, social, and governance) characteristics. To measure value, the Sub-Adviser may use ratios of stock price-to-earnings and stock price-to-cash flow, among others. To measure growth, the Sub-Adviser may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates, as well as other factors. The model also considers price momentum. The Sub-Adviser evaluates multiple sustainability characteristics utilizing internal data and research, as well as third party commercial data sources and scoring systems, to evaluate each security’s sustainability characteristics. To the extent such information is available and relevant for a particular company, the Sub-Adviser will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights on such as say on pay (governance). If sustainability characteristics are unavailable or incomplete, a security may still be selected for the portfolio if the Sub-Adviser believes it can evaluate the security qualitatively, or if the financial metrics and remaining sustainability data merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.
In the second step, each security is evaluated on a sector-specific basis, and the Fund seeks to hold securities with the strongest attributes in their respective sectors. The Sub-Adviser builds an equity portfolio of stocks from the ranking described above that it believes will provide the optimal balance between risk and expected return. Using this process, the Sub-Adviser attempts to build a portfolio of stocks that has sustainable competitive advantages, provides better returns without taking on significant additional risk, and maintains a stronger sustainability profile than the S&P 500® Index. The market capitalization range of the S&P 500® Index was $7 billion to $4.2 trillion as of March 31, 2026.
Finally, the Sub-Adviser validates the output of the multi-factor model using additional fundamental analysis.
Although the Sub-Adviser intends to invest the Fund’s equity assets primarily in U.S. securities, the Fund may invest in securities of foreign companies when these securities meet the Sub-Adviser’s standards of selection.
The fixed-income portion of the Fund’s portfolio is invested primarily in a diversified portfolio of high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities, bank loans, securities backed by mortgages or other assets and collateralized debt obligations and collateralized loan obligations. Shorter-term debt securities round out the portfolio. Most of the fixed-income assets will be invested in securities that are rated within the four highest categories by a nationally recognized statistical rating organization and at least 65% of the fixed income allocation will be investment grade. The rating category of a security will be determined at the time of purchase. In the event a security is subsequently downgraded, the Fund will not be obligated to dispose of that security, but may continue to hold the security if deemed appropriate by the Sub-Adviser. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be three and one-half years or longer.
Weighted average maturity is a tool the portfolio managers use to approximate the remaining term to maturity of a Fund’s investment portfolio. Generally, the longer a Fund’s weighted average maturity, the more sensitive it is to changes in interest rates.
The Sub-Adviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the equity portion of the Fund mostly invested in equity securities regardless of the movement of stock prices generally.
In the event of adverse market, economic, political, or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. To the extent the Fund assumes a defensive position, it may not achieve its investment objective.
The Sub-Adviser decides which debt securities to buy and sell by, among other things:
•
identifying debt securities that satisfy the Fund’s credit quality standards;
•
determining which debt securities help the Fund meet its maturity requirements;
•
assessing current and anticipated interest rates;
6

•
evaluating current economic conditions and the risk of inflation; and
•
evaluating special features of the debt securities that may make them more or less attractive to alternatives.
The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The Fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the Fund’s investment objective. Specifically, the Fund may use credit default swaps to manage credit exposure, inflation swaps to manage inflation exposure, and Treasury futures to manage duration. The Fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. The relevance and weightings of specific ESG factors can vary across individual portfolio holdings, asset classes, sectors and strategies. No one factor or consideration is determinative. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance. Moreover, ESG information is in many instances qualitative and therefore subjective. There are significant differences in interpretations of what it means for a company to have positive or negative ESG characteristics. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. The approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory changes.
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed nicome are subject to varying levels of credit risk, interest rate risk, and liquidity risk. At times, participants in bond markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular bonds or in the overall bond markets and the related derivatives markets, which could hamper the ability to sell the bond investments or to find and purchase suitable investments.
7

Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of a portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve
8

additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Bank Loan Risk. Bank loans are subject to additional risks beyond those normally associated with more traditional debt instruments. The ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price and they have significantly longer settlement periods than more traditional investments. Bank loans often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that an investor may not receive loan proceeds in a timely manner.
Collateralized Debt Obligations (CDOs) Risk. The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE), especially during a period of market volatility. CDOs may be illiquid securities and subject to the Fund’s restrictions on investments in illiquid securities. The Fund’s investment in CDOs will not receive the same investor protection as an investment in registered securities. Also, prices of CDO tranches can decline considerably.
In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks, such as: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may produce disputes with the issuer, difficulty in valuing the security or unexpected investment results.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to
9

reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
10

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.65% of the Fund's average net assets).
Sub-Adviser
American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31,
2025, American Century managed $305.9 billion in assets.

American Century Portfolio Managers	Stephen Bartolini, Robert J. Bove, Justin M. Brown, Jason Greenblath, Joseph Reiland and Charles Tan are responsible for the day-to-day management of the Fund's assets.

Stephen Bartolini, CFA, Vice President and Senior Portfolio Manager, co-leads the Rates & Currency
Markets team within Global Fixed Income for American Century since joining in 2024. Mr. Bartolini has a bachelor’s degree in economics from George Washington University and a master’s degree in business administration from the Robert H. Smith School of Business at the University of Maryland. He is a CFA
charterholder and member of the CFA Institute.

Robert J. Bove, Portfolio Manager, has been a member of the team that manages the fund since 2021. He joined American Century Investments in 2005 as an investment analyst and became a portfolio manager in
2016. He has a bachelor’s degree in accounting from Villanova University and an MBA from New York
University, Leonard N. Stern School of Business.

Justin M. Brown, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2021. He joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2006. He has a bachelor’s degree in business administration and finance from Texas Christian University. He is a CFA charterholder.

Jason Greenblath, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining American Century in 2019. Prior to joining American Century, Mr.
Greenblath worked at Aberdeen Standard Investments as head of U.S. investment grade credit from 2018 to 2019, head of U.S. investment grade credit research from 2014 to 2018 and as a portfolio manager from 2012 to 2018. He has a bachelor’s degree in finance from Pennsylvania State University.

Joseph Reiland, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2021. He joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2005. He has a bachelor’s degree in business administration from
Washington University. He is a CFA charterholder.

Charles Tan, Senior Vice President and Chief Investment Officer, Global Fixed Income, has served on teams managing fixed-income investments since joining American Century in 2018. Prior to joining
American Century, Mr. Tan worked at Aberdeen Standard Investments as head of North American fixed income from 2015 to 2018 and head of U.S. credit and as a senior portfolio manager from 2005 to 2015.
He has a bachelor’s degree in economics from University of International Business and Economics, Beijing
and an MBA from Bucknell University.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
11

The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
12

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers three classes of shares: Standard Class, Standard Class II, and Service Class. The three classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”) and each share class is subject to its own administrative fee schedule. Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
13

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard Class, Standard Class II and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2023 was audited by Deloitte & Touche LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the Form N-CSR, which is available upon request by calling 800-480-4111.

	LVIP American Century Balanced Fund Standard Class
	Year Ended	4/29/24[1] to
	12/31/25	12/31/24
Net asset value, beginning of period	$ 8.407	$ 7.840
Income from investment operations:
Net investment income[2]	0.171	0.114
Net realized and unrealized gain	0.646	0.586
Total from investment operations	0.817	0.700
Less dividends and distributions from:
Net investment income	(0.173)	(0.133)
Return of capital	(0.001)	—
Total dividends and distributions	(0.174)	(0.133)
Net asset value, end of period	$ 9.050	$ 8.407
Total return[3]	9.73%	8.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.67%	0.67%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	0.75%	0.77%
Ratio of net investment income to average net assets	1.98%	2.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90%	1.92%
Portfolio turnover	96%	75%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

14

	LVIP American Century Balanced Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 8.403	$ 7.650	$ 6.70	$ 9.56	$ 8.73
Income (loss) from investment operations:
Net investment income[2]	0.162	0.158	0.14	0.09	0.06
Net realized and unrealized gain (loss)	0.646	0.765	0.95	(1.57)	1.27
Total from investment operations	0.808	0.923	1.09	(1.48)	1.33
Less dividends and distributions from:
Net investment income	(0.165)	(0.170)	(0.14)	(0.09)	(0.07)
Net realized gain	—	—	—	(1.29)	(0.43)
Return of capital	(0.001)	—	—	—	—
Total dividends and distributions	(0.166)	(0.170)	(0.14)	(1.38)	(0.500)
Net asset value, end of period	$ 9.045	$ 8.403	$ 7.65	$ 6.70	$ 9.56
Total return[3]	9.62%	12.06%	16.41%	(17.27%)	15.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$230,019	$221,018	$205,828	$184,541	$231,837
Ratio of expenses to average net assets	0.77%	0.77%	0.80%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.88%	0.90%	0.90%	0.88%
Ratio of net investment income to average net assets	1.88%	1.92%	1.90%	1.24%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.80%	1.81%	1.80%	1.17%	0.58%
Portfolio turnover	96%	75%	72%	92%	195%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class I, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

15

	LVIP American Century Balanced Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 8.401	$ 7.650	$ 6.70	$ 9.56	$ 8.73
Income (loss) from investment operations:
Net investment income[2]	0.140	0.137	0.12	0.07	0.03
Net realized and unrealized gain (loss)	0.644	0.765	0.95	(1.57)	1.27
Total from investment operations	0.784	0.902	1.07	(1.50)	1.30
Less dividends and distributions from:
Net investment income	(0.143)	(0.151)	(0.12)	(0.07)	(0.04)
Net realized gain	—	—	—	(1.29)	(0.43)
Return of capital	(0.001)	—	—	—	—
Total dividends and distributions	(0.144)	(0.151)	(0.12)	(1.36)	(0.47)
Net asset value, end of period	$ 9.041	$ 8.401	$ 7.65	$ 6.70	$ 9.56
Total return[3]	9.33%	11.79%	16.12%	(17.47%)	15.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$166,295	$160,222	$152,995	$134,601	$164,809
Ratio of expenses to average net assets	1.02%	1.02%	1.05%	1.08%	1.08%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.10%	1.13%	1.15%	1.15%	1.13%
Ratio of net investment income to average net assets	1.63%	1.67%	1.65%	0.99%	0.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.55%	1.56%	1.55%	0.92%	0.33%
Portfolio turnover	96%	75%	72%	92%	195%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class II, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
LVIP American Century Capital Appreciation Fund
Standard, Standard II, and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Century Capital Appreciation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Century Capital Appreciation Fund
(Standard, Standard II, and Service Class)
Summary
Investment Objective
This Fund seeks capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Standard Class II	Service Class
Management Fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.07%	0.29%	0.19%
Total Annual Fund Operating Expenses	0.62%	0.84%	0.99%
Less Expense Reimbursement[1]	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.57%	0.79%	0.94%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.57% of the Fund’s average daily net assets for the Standard Class (and 0.79% for the Standard Class II and 0.94% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$58	$193	$341	$769
Standard Class II	$81	$263	$461	$1,033
Service Class	$96	$310	$542	$1,208
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
LVIP American Century Capital Appreciation Fund1

Principal Investment Strategies
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Sub-Adviser looks for stocks, which includes common stock and may include preferred stock or other types of stocks, of medium-sized companies it believes will increase in value over time, using the Fund’s investment strategy. In implementing this strategy, the Sub-Adviser makes it’s investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that securities of issuers in a growing industry can sustain above average earnings growth. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies with attractive returns on invested capital that are demonstrating business improvement. Analytical indicators helping to identify signs of business improvement may include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the Sub-Adviser make decisions about buying or holding the stocks of companies it believes have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet the Sub-Adviser's criteria.
The Fund will usually purchase common stocks of companies that are medium-sized at the time of purchase, but it will purchase securities of smaller- and larger-sized companies as well.
Also, although the Sub-Adviser intends to invest the Fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies when these securities meet the Sub-Adviser’s standards of selection.
The Sub-Adviser does not intend to concentrate weight in particular sectors.
Principal Risks
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
2LVIP American Century Capital Appreciation Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard Class, Standard Class II and Service Class compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	32.37%
Lowest Quarterly Return	Q2 2022	(22.30%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years	Since Inception	Inception Date
LVIP American Century Capital Appreciation Fund – Standard Class	6.95%	5.49%		12.13%	9/22/2017
LVIP American Century Capital Appreciation Fund – Standard Class II	6.72%	5.16%	11.47%
LVIP American Century Capital Appreciation Fund – Service Class	6.56%	5.02%	11.31%
Morningstar US Market Index[1] (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%		14.28%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
1
Inception date of September 22, 2017.
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: American Century Investment Management, Inc. (“American Century”)
Portfolio Managers

American Century Portfolio Managers	Company Title	Experience with Fund
Rahul Jadhav, CFA	Portfolio Manager and Senior Investment Analyst	Since May 2025
Nalin Yogasundram	Vice President and Senior Portfolio Manager	Since January 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
LVIP American Century Capital Appreciation Fund3

Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP American Century Capital Appreciation Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
This Fund seeks capital growth.
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Sub-Adviser looks for stocks, which includes common stock and may include preferred stock or other types of stocks, of medium-sized companies it believes will increase in value over time, using the Fund’s investment strategy. In implementing this strategy, the Sub-Adviser uses a bottom-up approach to stock selection. This means that the Sub-Adviser makes its investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that securities of issuers in a growing industry can sustain above average earnings growth. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies with attractive returns on invested capital that are demonstrating business improvement.
Using a variety of analytical research tools, the Sub-Adviser tracks financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The Sub-Adviser’s principal analytical technique involves the identification of companies with attractive returns on invested capital that are demonstrating business improvement. Analytical indicators helping to identify signs of business improvement may include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the Sub-Adviser make decisions about buying or holding the stocks of companies it believes have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet the Sub-Adviser’s criteria.
The Fund will usually purchase common stocks of companies that are medium-sized at the time of purchase, but it will purchase securities of smaller- and larger-sized companies as well. When determining the size of a company, the Sub-Adviser may consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company. The Fund may also continue to hold the securities of companies that were medium-sized at the time of purchase but become smaller or larger-sized companies.
Although the Sub-Adviser intends to invest the Fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies when these securities meet the Sub-Adviser’s standards of selection.
The Sub-Adviser does not intend to concentrate weight in particular sectors.
The Sub-Adviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally.
In the event of adverse market, economic, political, or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. To the extent the Fund assumes a defensive position, it may not achieve its investment objective.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
5

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
6

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.55% of the Fund's average net assets).
Sub-Adviser
American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31,
2025, American Century managed $305.9 billion in assets.

American Century Portfolio Managers	Rahul Jadhav and Nalin Yogasundram are responsible for the day-to-day management of the Fund's assets.

Rahul Jadhav, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the Fund since joining American Century Investments in 2021. Prior to joining American
Century, Mr. Jadhav was a senior equity research analyst with Voya Investment Management for twelve years. Mr. Jadhav holds a bachelor’s degree in electrical engineering from the Indian Institute of
Technology in Mumbai, India, a post-graduate diploma in management from the Indian Institute of
Management in Kolkata, India, and a master’s degree in business administration from the Columbia
Business School. Mr. Jadhav is a CFA® charterholder and a member of the CFA Institute.

Nalin Yogasundram, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century in 2013 as an investment analyst and became a portfolio manager in 2016. Prior to joining American Century, he was an equity analyst for T. Rowe Price.
Mr. Yogasundram has a bachelor’s degree from the University of Arkansas, a master’s degree from
Southern Methodist University, and an MBA from The Wharton School of the University of Pennsylvania.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
7

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
8

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers three classes of shares: Standard Class, Standard Class II, and Service Class. The three classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”) and each share class is subject to its own administrative fee schedule. Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
9

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard Class, Standard Class II and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2023 was audited by Deloitte & Touche LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the Form N-CSR, which is available upon request by calling 800-480-4111.

	LVIP American Century Capital Appreciation Fund Standard Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 17.297	$ 14.600	$ 12.07	$ 19.03	$ 19.50
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)	(0.015)	—[3]	(0.02)	(0.06)
Net realized and unrealized gain (loss)	1.312	3.681	2.55	(4.92)	2.00
Total from investment operations	1.290	3.666	2.55	(4.94)	1.94
Less dividends and distributions from:
Net investment income	(0.008)	—	—	—	—
Net realized gain	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Total dividends and distributions	(2.829)	(0.969)	(0.02)	(2.02)	(2.41)
Net asset value, end of period	$ 15.758	$ 17.297	$ 14.60	$ 12.07	$ 19.03
Total return[4]	6.95%	25.37%	21.14%	(27.92%)	11.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$345,150	$387,301	$360,677	$342,863	$527,924
Ratio of expenses to average net assets	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.63%	0.65%	0.65%	0.64%
Ratio of net investment loss to average net assets	(0.13%)	(0.09%)	—[5]	(0.12%)	(0.30%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.18%)	(0.15%)	(0.08%)	(0.20%)	(0.38%)
Portfolio turnover	91%	74%	58%	52%	41%

[1]
The Fund adopted the accounting and performance history of the Class Y shares of the American Century Investments® VP Capital Appreciation Fund, a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor
Fund’s Class Y shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Per-share amount was less than $0.005.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Ratio was less than 0.005%.
11

	LVIP American Century Capital Appreciation Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 16.766	$ 14.220	$ 11.80	$ 18.71	$ 19.27
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.058)	(0.055)	(0.05)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	1.273	3.570	2.49	(4.83)	1.97
Total from investment operations	1.215	3.515	2.44	(4.89)	1.85
Less dividends and distributions from:
Net realized gain	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Total dividends and distributions	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Net asset value, end of period	$ 15.160	$ 16.766	$ 14.22	$ 11.80	$ 18.71
Total return[3]	6.72%	24.98%	20.69%	(28.11%)	11.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$94,452	$90,665	$76,651	$79,646	$121,050
Ratio of expenses to average net assets	0.79%	0.79%	0.92%	0.92%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.85%	1.00%	1.00%	0.99%
Ratio of net investment loss to average net assets	(0.35%)	(0.31%)	(0.35%)	(0.47%)	(0.65%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.40%)	(0.37%)	(0.43%)	(0.55%)	(0.73%)
Portfolio turnover	91%	74%	58%	52%	41%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Capital Appreciation Fund, a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor
Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP American Century Capital Appreciation Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 16.328	$ 13.890	$ 11.54	$ 18.37	$ 18.99
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.081)	(0.075)	(0.06)	(0.08)	(0.14)
Net realized and unrealized gain (loss)	1.241	3.482	2.43	(4.73)	1.93
Total from investment operations	1.160	3.407	2.37	(4.81)	1.79
Less dividends and distributions from:
Net realized gain	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Total dividends and distributions	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Net asset value, end of period	$ 14.667	$ 16.328	$ 13.89	$ 11.54	$ 18.37
Total return[3]	6.56%	24.79%	20.55%	(28.25%)	11.05%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,475	$14,147	$3,625	$3,569	$5,485
Ratio of expenses to average net assets	0.94%	0.94%	1.07%	1.07%	1.06%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	1.00%	1.15%	1.15%	1.14%
Ratio of net investment loss to average net assets	(0.50%)	(0.46%)	(0.50%)	(0.62%)	(0.80%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.55%)	(0.52%)	(0.58%)	(0.70%)	(0.88%)
Portfolio turnover	91%	74%	58%	52%	41%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Capital Appreciation Fund, a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor
Fund’s Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP Avantis Large Cap Value Fund
Formerly LVIP American Century Disciplined Core Value Fund
Standard, Standard II, and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP Avantis Large Cap Value Fund, formerly LVIP American Century Disciplined Core Value Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Avantis Large Cap Value Fund
Formerly LVIP American Century Disciplined Core Value Fund
(Standard, Standard II, and Service Class)
Summary
Investment Objective
The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Standard Class II	Service Class
Management Fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.09%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.64%	0.74%	0.99%
Less Expense Reimbursement[1]	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.61%	0.71%	0.96%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.61% of the Fund’s average daily net assets for the Standard Class (and 0.71% for the Standard Class II and 0.96% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$62	$202	$354	$796
Standard Class II	$73	$234	$409	$916
Service Class	$98	$312	$544	$1,210
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
LVIP Avantis Large Cap Value Fund1

Principal Investment Strategies
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets
The Fund invests primarily in a diverse group of U.S. large-cap companies across market sectors and industry groups.
The Fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the Fund’s large cap investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the Sub-Adviser uses reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The Sub-Adviser defines “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The Sub-Adviser defines “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The Sub-Adviser may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When the Sub-Adviser identifies securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the Sub-Adviser uses the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The Sub-Adviser may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the Sub-Adviser will also consider, among other things, relative past performance, costs, and taxes. The Sub-Adviser reviews the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. companies.
Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of large capitalization U.S. companies. To determine whether a company is a U.S. company, the Sub-Adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the Fund’s benchmark, the Russell 1000® Value Index. The Fund defines large capitalization companies as those with market capitalizations at least as large as the smallest company in the Russell 1000® Value Index. Though market capitalizations will change from time to time, as of March 31, 2026, the market capitalization of the smallest company in the Russell 1000 ® Value Index was approximately $3.0 billion.
Principal Risks
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
2LVIP Avantis Large Cap Value Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard Class, Standard Class II and Service Class compare with those of a broad measure of market performance. Once the Standard Class of the Fund has had at least one full year of performance, average annual total returns will be included in this prospectus. The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP Avantis Large Cap Value Fund3

Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	17.93%
Lowest Quarterly Return	Q1 2020	(20.83%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years	Since Inception	Inception Date
LVIP Avantis Large Cap Value Fund – Standard Class	14.97%			12.92%	4/29/2024
LVIP Avantis Large Cap Value Fund – Standard Class II	14.86%	8.78%	10.39%
LVIP Avantis Large Cap Value Fund – Service Class	14.56%	8.51%	10.12%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%			20.09%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: American Century Investment Management, Inc. (“American Century”)
Portfolio Managers

American Century Portfolio Managers	Company Title	Experience with Fund
Matthew Dubin	Portfolio Manager	Since May 2026
Mitchell Firestein	Senior Portfolio Manager	Since May 2026
Daniel Ong	Senior Portfolio Manager	Since May 2026
Ted Randall	Senior Portfolio Manager	Since May 2026
Eduardo Repetto	Chief Investment Officer of Avantis Investors	Since May 2026
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
4LVIP Avantis Large Cap Value Fund

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Avantis Large Cap Value Fund5

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund seeks long-term capital appreciation.
The Fund invests primarily in a diverse group of U.S. large-cap companies across market sectors and industry groups.
The Fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the Fund ‘s large cap investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the Sub-Adviser uses reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The Sub-Adviser defines “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The Sub-Adviser defines “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The Sub-Adviser may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When the Sub-Adviser identifies securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the Sub-Adviser uses the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The Sub-Adviser may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the Sub-Adviser will also consider, among other things, relative past performance, costs, and taxes. The Sub-Adviser reviews the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. companies.
Under normal market conditions, the Fund will invest at least 80% of its assets in securities of large capitalization U.S. companies. To determine whether a company is a U.S. company, the Sub-Adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the Fund’s benchmark, the Russell 1000® Value Index. The Fund defines large capitalization companies as those with market capitalizations at least as large as the smallest company in the Russell 1000® Value Index. Though market capitalizations will change from time to time, as of March 31, 2026, the market capitalization of the smallest company in the Russell 1000 ® Value Index was approximately $3.0 billion.
Equity securities in which the Fund may invest include common stock, preferred stock, and equity-equivalent securities, such as convertible securities.
In the event of adverse market, economic, political, or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. To the extent the Fund assumes a defensive position, it may not achieve its investment objective.
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the statement of additional information.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
6

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Large Cap Stock Risk. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.55% of the Fund's average net assets).
Sub-Adviser
American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31,
2025, American Century managed $305.9 billion in assets.

American Century Portfolio Managers	Matthew Dubin, Mitchell Firestein, Daniel Ong, Ted Randall, and Eduardo Repetto are responsible for the day-to-day management of the Fund’s assets.
7

Matthew Dubin, Mr. Dubin, Portfolio Manager, joined Avantis Investors in 2021. Prior to joining Avantis
Investors, he served in investment management roles at Dimensional Fund Advisors from 2017 to 2021, including as an investment associate from 2020 to 2021 and as a portfolio management analyst from 2017 to 2020. He has a bachelor’s degree in business administration with a concentration in finance from the
University of Michigan’s Ross School of Business.

Mitchell Firestein, Senior Portfolio Manager, joined Avantis Investors in 2019. Prior to joining Avantis
Investors, he served in investment management roles at Dimensional Fund Advisors (DFA) from 2005 to
2019, including as a senior portfolio manager and vice president in 2019 and as a portfolio manager from
2014 to 2018. He has a bachelor’s degree in finance and management from Tulane University.

Daniel Ong, Senior Portfolio Manager, joined Avantis Investors in 2019. Prior to joining Avantis Investors, he served as a senior portfolio manager and vice president at Dimensional Fund Advisors (DFA) from 2005 to 2019. He has a bachelor’s degree in economics from the University of California, Irvine and an MBA in finance and accounting from the University of Chicago Booth School of Business. He is a CFA
charterholder.

Ted Randall, Senior Portfolio Manager, joined Avantis Investors in 2019. Prior to joining Avantis
Investors, he was president and founder of Pro-Value Construction Services, Inc. from 2016 to 2018.
From 2001 to 2015, he served in investment management roles at Dimensional Fund Advisors (DFA), including as a portfolio manager and vice president from 2008 to 2015. He has a bachelor’s degree in business administration with a concentration in finance from the University of Southern California and a master’s degree in business administration from the Anderson School of Management at the University of
California, Los Angeles.

Eduardo Repetto, Chief Investment Officer of Avantis Investors, joined Avantis Investors in 2019. Prior to joining Avantis Investors, he served in investment management roles at Dimensional Fund Advisors (DFA)
from 2000 to 2017, including as co-chief executive officer from 2010 to 2017, co-chief investment officer from 2014 to 2017 and chief investment officer from 2007 to 2014. He has a Diploma de Honor in civil engineering from the Universidad de Buenos Aires, a master’s degree in engineering from Brown
University and a Ph.D. in aeronautics from the California Institute of Technology.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
8

To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
9

Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers three classes of shares: Standard Class, Standard Class II, and Service Class. The three classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”) and each share class is subject to its own administrative fee schedule. Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard Class, Standard Class II and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2023 was audited by Deloitte & Touche LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the Form N-CSR, which is available upon request by calling 800-480-4111.

	LVIP Avantis Large Cap Value Fund Standard Class
	Year Ended	4/29/24[1] to
	12/31/25	12/31/24
Net asset value, beginning of period	$ 8.569	$ 8.110
Income from investment operations:
Net investment income[2]	0.126	0.079
Net realized and unrealized gain	1.155	0.468
Total from investment operations	1.281	0.547
Less dividends and distributions from:
Net investment income	(0.169)	(0.088)
Total dividends and distributions	(0.169)	(0.088)
Net asset value, end of period	$ 9.681	$ 8.569
Total return[3]	14.97%	6.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	0.64%	0.65%
Ratio of net investment income to average net assets	1.40%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.37%	1.31%
Portfolio turnover	104%	83%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP Avantis Large Cap Value Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 8.565	$ 7.670	$ 7.17	$ 10.72	$ 10.28
Income (loss) from investment operations:
Net investment income[2]	0.116	0.105	0.11	0.14	0.11
Net realized and unrealized gain (loss)	1.154	0.901	0.50	(1.20)	2.13
Total from investment operations	1.270	1.006	0.61	(1.06)	2.24
Less dividends and distributions from:
Net investment income	(0.155)	(0.111)	(0.11)	(0.14)	(0.11)
Net realized gain	—	—	—	(2.35)	(1.69)
Total dividends and distributions	(0.155)	(0.111)	(0.11)	(2.49)	(1.80)
Net asset value, end of period	$ 9.680	$ 8.565	$ 7.67	$ 7.17	$ 10.72
Total return[3]	14.86%	13.09%	8.65%	(12.74%)	23.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$216,742	$292,641	$299,110	$326,453	$410,287
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	—	—	—
Ratio of net investment income to average net assets	1.30%	1.25%	1.51%	1.77%	1.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.27%	1.22%	—	—	—
Portfolio turnover	104%	83%	109%	217%	248%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class I, a former portfolio of
American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class
I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP Avantis Large Cap Value Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 8.565	$ 7.670	$ 7.18	$ 10.72	$ 10.28
Income (loss) from investment operations:
Net investment income[2]	0.094	0.084	0.09	0.12	0.09
Net realized and unrealized gain (loss)	1.152	0.903	0.49	(1.19)	2.13
Total from investment operations	1.246	0.987	0.58	(1.07)	2.22
Less dividends and distributions from:
Net investment income	(0.136)	(0.092)	(0.09)	(0.12)	(0.09)
Net realized gain	—	—	—	(2.35)	(1.69)
Total dividends and distributions	(0.136)	(0.092)	(0.09)	(2.47)	(1.78)
Net asset value, end of period	$ 9.675	$ 8.565	$ 7.67	$ 7.18	$ 10.72
Total return[3]	14.56%	12.84%	8.24%	(12.83%)	23.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,289	$34,397	$32,068	$34,590	$40,762
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.95%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	0.99%	0.99%	0.96%	0.96%	0.95%
Ratio of net investment income to average net assets	1.05%	1.00%	1.26%	1.52%	0.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.02%	0.97%	1.26%	1.52%	0.84%
Portfolio turnover	104%	83%	109%	217%	248%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class II, a former portfolio of
American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class
II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP American Century Inflation Protection Fund
Standard, Standard II, and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Century Inflation Protection Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Century Inflation Protection Fund
(Standard, Standard II, and Service Class)
Summary
Investment Objective
The Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Standard Class II	Service Class
Management Fee	0.31%	0.31%	0.31%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.09%	0.19%	0.19%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	0.41%	0.51%	0.76%
Less Expense Reimbursement[2]	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.37%	0.47%	0.72%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.36% of the Fund’s average daily net assets for the Standard Class (and 0.46% for the Standard Class II and 0.71% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$38	$128	$226	$514
Standard Class II	$48	$160	$281	$637
Service Class	$74	$239	$418	$939
LVIP American Century Inflation Protection Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.
Principal Investment Strategies
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund invests substantially all of its assets in investment-grade debt securities. An investment-grade security is one that has been rated by an independent rating agency in its top four credit quality categories or, if unrated, determined by the advisor to be of comparable credit quality. To help protect against U.S. inflation, under normal conditions the Fund will invest over 50% of its assets in inflation-indexed debt securities. These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations and foreign governments. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them. The Fund also may invest in debt securities that are not inflation-indexed such as corporate bonds and notes, bank loans, commercial paper, and mortgage- or asset-backed securities.
The Fund also may invest in derivative instruments, provided that such investments are in keeping with the Fund’s investment objective. For example, the Fund may use swap agreements to manage or reduce the risk of the effects of inflation with respect to the Fund’s position in non-inflation-indexed securities. The Fund also may enter into foreign currency exchange transactions for hedging purposes or to enhance returns. The Fund may also invest in collateralized debt obligations, collateralized loan obligations, and similarly structured investments. Under normal conditions, collateral loan obligations owned by the Fund may include covenant light loans.
The Sub-Adviser is not limited to a specific weighted average maturity range. However, the Sub-Adviser monitors the Fund’s weighted average maturity and seek to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors.
Principal Risks
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed income are subject to varying levels of credit risk, interest rate risk, liquidity risk and volatility.
•
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
•
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•
Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
•
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value.
•
Collateralized Debt Obligations (CDOs) Risk. The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests. Investment risk may also be affected
2LVIP American Century Inflation Protection Fund

by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE), especially during a period of market volatility. CDOs may be illiquid securities and subject to the Fund’s restrictions on investments in illiquid securities. The Fund’s investment in CDOs will not receive the same investor protection as an investment in registered securities. Also, prices of CDO tranches can decline considerably.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard Class, Standard Class II and Service Class compare with those of a broad measure of market performance. Once the Standard Class of the Fund has had at least one full year of performance, average annual total returns will be included in this prospectus. The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

LVIP American Century Inflation Protection Fund3

Highest Quarterly Return	Q2 2020	6.10%
Lowest Quarterly Return	Q2 2022	(7.04%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years	Since Inception	Inception Date
LVIP American Century Inflation Protection Fund – Standard Class	6.71%			6.09%	4/29/2024
LVIP American Century Inflation Protection Fund – Standard Class II	6.60%	0.87%	2.87%
LVIP American Century Inflation Protection Fund – Service Class	6.33%	0.62%	2.61%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%			6.84%
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)	7.12%	-0.43%	1.96%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: American Century Investment Management, Inc. (“American Century”)
Portfolio Managers

American Century Portfolio Managers	Company Title	Experience with Fund
James E. Platz	Vice President and Portfolio Manager	Since January 2024
Miguel Castillo	Vice President and Portfolio Manager	Since January 2024
Stephen Bartolini	Vice President and Senior Portfolio Manager	Since September 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP American Century Inflation Protection Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the Fund will invest over 50% of its assets in inflation-indexed debt securities. These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations and foreign governments. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.
The Fund also may invest in debt securities that are not inflation-indexed. Such investments may include other investment-grade debt securities, bank loans, and mortgage-backed and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers, or foreign governments. The Fund can also invest in investment-grade emerging markets securities.
Securities issued by the U.S. Treasury and certain U.S. government agencies, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued by other U.S. government agencies, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations. Inflation-indexed securities issued by non-U.S. government entities are backed only by the credit of the issuer.
The Fund also may invest in derivative instruments, provided that such instruments are in keeping with the Fund’s investment objective. For example, the Fund may use swap agreements to manage or reduce the risk of the effects of inflation with respect to the Fund’s position in non-inflation-indexed securities. The Fund also may enter into foreign currency exchange transactions for hedging purposes or to enhance returns. The Fund may purchase securities in a number of different ways to seek higher rates of return. The Fund may also use when-issued and forward commitment transactions. The Fund may also invest in collateralized debt obligations, collateralized loan obligations, and other similarly structured investments. Under normal conditions, collateral loan obligations owned by the Fund may include covenant light loans.
The Sub-Adviser is not limited to a specific weighted average maturity range. However, the Sub-Adviser monitors the Fund’s weighted average maturity and seek to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors. For instance, during periods of rising interest rates, the Sub-Adviser may shorten a portfolio’s maturity in order to reduce the effect of bond price declines on the Fund’s value. When interest rates are falling and bond prices are rising, they may lengthen a portfolio’s maturity.
In the event of adverse market, economic, political, or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. To the extent the Fund assumes a defensive position, it may not achieve its investment objective.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
5

Bond/Fixed-Income Exposure Risk. Fixed income prices can fall because of various factors affecting the particular fixed income or due to general weakness in the overall bond markets. Fixed nicome are subject to varying levels of credit risk, interest rate risk, and liquidity risk. At times, participants in bond markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular bonds or in the overall bond markets and the related derivatives markets, which could hamper the ability to sell the bond investments or to find and purchase suitable investments.
Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to change, including, but not limited to, changes, or the anticipation of changes, to Federal Reserve central bank or government monetary policies and general economic conditions, which may exacerbate the risks associated with changing interest rates. The Federal Reserve, for example, may raise the federal funds rate as part of its efforts to address rising interest rates. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Very low or negative rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
Prepayment and Extension Risk. Mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time. This could reduce the securities’ yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of a portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.
Collateralized Debt Obligations (CDOs) Risk. The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE), especially during a period of market volatility. CDOs may be illiquid securities and subject to the Fund’s restrictions on investments in illiquid securities. The Fund’s investment in CDOs will not receive the same investor protection as an investment in registered securities. Also, prices of CDO tranches can decline considerably.
6

In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks, such as: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may produce disputes with the issuer, difficulty in valuing the security or unexpected investment results.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets.
7

Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.31% of the Fund's average net assets).
Sub-Adviser
American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31,
2025, American Century managed $305.9 billion in assets.

8

American Century Portfolio Managers	James E. Platz, Miguel Castillo, and Stephen Bartolini are responsible for the day-to-day management of the Fund's assets.

James E. Platz, CFA, Mr. Platz, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining in 2003. He received a bachelor’s degree in history and political economies of industrial societies from the University of California - Berkeley, and an
MBA from the University of Southern California. He is a CFA charterholder.

Miguel Castillo, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining in 2008 as a senior fixed income trader. He was promoted to portfolio manager in 2014. He has a bachelor’s degree in banking and finance from Escuela Bancaria Y
Comercial, Mexico City, and an MBA from the University of Minnesota.

Stephen Bartolini, CFA, Vice President and Senior Portfolio Manager, co-leads the Rates & Currency
Markets team within Global Fixed Income for American Century since joining in 2024. Mr. Bartolini has a bachelor’s degree in economics from George Washington University and a master’s degree in business administration from the Robert H. Smith School of Business at the University of Maryland. He is a CFA
charterholder and member of the CFA Institute.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
9

The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers three classes of shares: Standard Class, Standard Class II, and Service Class. The three classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”) and each share class is subject to its own administrative fee schedule. Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such
10

parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard Class, Standard Class II and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2023 was audited by Deloitte & Touche LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the Form N-CSR, which is available upon request by calling 800-480-4111.

	LVIP American Century Inflation Protection Fund Standard Class
	Year Ended	4/29/24[1] to
	12/31/25	12/31/24
Net asset value, beginning of period	$ 9.193	$ 9.200
Income from investment operations:
Net investment income[2]	0.408	0.236
Net realized and unrealized gain	0.207	0.094
Total from investment operations	0.615	0.330
Less dividends and distributions from:
Net investment income	(0.779)	(0.322)
Return of capital	—	(0.015)
Total dividends and distributions	(0.779)	(0.337)
Net asset value, end of period	$ 9.029	$ 9.193
Total return[3]	6.71%	3.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$771	$10
Ratio of expenses to average net assets	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%
Ratio of net investment income to average net assets	4.27%	3.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.23%	3.62%
Portfolio turnover	111%	65%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP American Century Inflation Protection Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 9.188	$ 9.390	$ 9.40	$ 11.44	$ 11.11
Income (loss) from investment operations:
Net investment income[2]	0.397	0.336	0.34	0.50	0.39
Net realized and unrealized gain (loss)	0.209	(0.161)	(0.01)	(1.94)	0.32
Total from investment operations	0.606	0.175	0.33	(1.44)	0.71
Less dividends and distributions from:
Net investment income	(0.767)	(0.356)	(0.34)	(0.51)	(0.38)
Net realized gain	—	—	—	(0.06)	—
Return of capital	—	(0.021)	—	(0.03)	—
Total dividends and distributions	(0.767)	(0.377)	(0.34)	(0.60)	(0.38)
Net asset value, end of period	$ 9.027	$ 9.188	$ 9.39	$ 9.40	$ 11.44
Total return[3]	6.60%	1.82%	3.60%	(12.88%)	6.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,199	$97,478	$101,999	$102,827	$126,346
Ratio of expenses to average net assets	0.46%	0.46%	0.64%	0.52%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.50%	0.49%	—	—	—
Ratio of net investment income to average net assets	4.17%	3.56%	3.55%	4.87%	3.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.13%	3.53%	—	—	—
Portfolio turnover	111%	65%	28%	86%	64%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class I, a former portfolio of
American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class
I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

	LVIP American Century Inflation Protection Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 9.164	$ 9.370	$ 9.37	$ 11.42	$ 11.09
Income (loss) from investment operations:
Net investment income[2]	0.373	0.312	0.31	0.48	0.36
Net realized and unrealized gain (loss)	0.206	(0.163)	—[3]	(1.95)	0.32
Total from investment operations	0.579	0.149	0.31	(1.47)	0.68
Less dividends and distributions from:
Net investment income	(0.707)	(0.334)	(0.31)	(0.49)	(0.35)
Net realized gain	—	—	—	(0.06)	—
Return of capital	—	(0.021)	—	(0.03)	—
Total dividends and distributions	(0.707)	(0.355)	(0.31)	(0.58)	(0.35)
Net asset value, end of period	$ 9.036	$ 9.164	$ 9.37	$ 9.37	$ 11.42
Total return[4]	6.33%	1.54%	3.40%	(13.08%)	6.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$187,643	$408,600	$471,649	$519,180	$664,287
Ratio of expenses to average net assets	0.71%	0.71%	0.89%	0.77%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.74%	—	—	—
Ratio of net investment income to average net assets	3.92%	3.31%	3.30%	4.62%	3.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.88%	3.28%	—	—	—
Portfolio turnover	111%	65%	28%	86%	64%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class II, a former portfolio of
American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class
II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Per-share amount was less than $0.005.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

14

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
15

Lincoln Variable Insurance Products Trust
LVIP American Century International Fund
Standard, Standard II, and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Century International Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Century International Fund
(Standard, Standard II, and Service Class)
Summary
Investment Objective
The Fund seeks capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Standard Class II	Service Class
Management Fee	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.15%	0.25%	0.15%
Total Annual Fund Operating Expenses	0.95%	1.05%	1.20%
Less Expense Reimbursement[1]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.85%	0.95%	1.10%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.85% of the Fund’s average daily net assets for the Standard Class (and 0.95% for the Standard Class II and 1.10% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$87	$293	$516	$1,157
Standard Class II	$97	$324	$570	$1,274
Service Class	$112	$371	$650	$1,446
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
LVIP American Century International Fund1

Principal Investment Strategies
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The Fund may also invest in emerging market countries. The Sub-Adviser looks for stocks of companies it believes will increase in value over time, using the Fund’s investment strategy. In implementing this strategy, the Sub-Adviser makes its investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The Sub-Adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding stocks of companies that meets its investment criteria and selling the stocks of companies that do not.
Under normal market conditions, the Fund’s Sub-Adviser seeks securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
Principal Risks
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
•
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
2LVIP American Century International Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard Class, Standard Class II and Service Class compare with those of a broad measure of market performance. Once the Standard Class of the Fund has had at least one full year of performance, average annual total returns will be included in this prospectus. The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	22.63%
Lowest Quarterly Return	Q1 2020	(19.12%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years	Since Inception	Inception Date
LVIP American Century International Fund – Standard Class	16.11%			9.49%	4/29/2024
LVIP American Century International Fund – Standard Class II	15.98%	1.85%	6.42%
LVIP American Century International Fund – Service Class	15.81%	1.71%	6.27%
Morningstar Developed Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	32.39%			19.41%
Morningstar Developed Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	32.39%	9.02%	8.47%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: American Century Investment Management, Inc. (“American Century”)
Portfolio Managers

American Century Portfolio Managers	Company Title	Experience with Fund
Rajesh Gandhi, CFA	Vice President and Senior Portfolio Manager	Since January 2024
Jim Zhao	Vice President and Portfolio Manager	Since January 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
LVIP American Century International Fund3

Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP American Century International Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund seeks capital growth.
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund’s assets will be primarily invested in equity securities of companies located in at least three developed countries (excluding the United States). The Fund generally invests in securities denominated in foreign currencies.
Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.
The Sub-Adviser looks for stocks of companies it believes will increase in value over time, using the Fund’s investment strategy. In implementing this strategy, the Sub-Adviser uses a bottom-up approach to stock selection. This means that the Sub-Adviser makes its investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
Using a variety of analytical research tools, the Sub-Adviser tracks financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the Fund’s Sub-Adviser seeks securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business.
In addition to locating strong companies with earnings and revenue growth, the Sub-Adviser believes that it is important to diversify the Fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the Sub-Adviser also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.
The Sub-Adviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the Fund can purchase other types of securities as well, such as forward currency exchange contracts and obligations of domestic or foreign governments and their agencies.
In the event of adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. To the extent the Fund assumes a defensive position, it may not achieve its investment objective.
The fund invests primarily in securities issued by companies located in developed countries. The fund considers a security to be from a developed country if its issuer is located in the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. This list is subject to change. As of March 31, 2026, the market capitalization range of the MSCI EAFE® Index was $2.1 billion to $500.5 billion. The Fund may also invest in securities issued by companies located in emerging markets countries. The Fund considers a security to be an emerging market security if its issuer is located outside of the countries listed above.
In determining where a company is located, the Sub-Adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic
5

developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; less developed auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by
6

national policies that restrict foreign investment in certain issuers or industries. Sanctions, export and import controls and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.80% of the Fund's average net assets).
Sub-Adviser
American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31,
2025, American Century managed $305.9 billion in assets.

7

American Century Portfolio Managers	Rajesh Gandhi and Jim Zhao are responsible for the day-to-day management of the Fund's assets.

Rajesh Gandhi, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since he joined American Century Investments in 2002 as an investment analyst. He became a portfolio manager in 2008. He has a bachelor’s degree in finance and real estate from the
University of Wisconsin. He is a CFA charterholder.

Jim Zhao, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2009 as a senior investment analyst. He became a vice president and senior investment analyst in 2016 and a vice president and portfolio manager in 2017.
He has a bachelor’s degree in physics and a master’s degree in civil and environmental engineering from
Clarkson University and an MBA from Carnegie Mellon University. He is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
8

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers three classes of shares: Standard Class, Standard Class II, and Service Class. The three classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”) and each share class is subject to its own administrative fee schedule. Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
9

LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard Class, Standard Class II and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2023 was audited by Deloitte & Touche LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the Form N-CSR, which is available upon request by calling 800-480-4111.

	LVIP American Century International Fund Standard Class
	Year Ended	4/29/24[1] to
	12/31/25	12/31/24
Net asset value, beginning of period	$ 10.687	$ 10.730
Income (loss) from investment operations:
Net investment income[2]	0.111	0.050
Net realized and unrealized gain (loss)	1.610	(0.012)
Total from investment operations	1.721	0.038
Less dividends and distributions from:
Net investment income	(0.160)	(0.072)
Return of capital	—	(0.009)
Total dividends and distributions	(0.160)	(0.081)
Net asset value, end of period	$ 12.248	$ 10.687
Total return[3]	16.11%	0.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$196	$10
Ratio of expenses to average net assets	0.85%	0.85%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	0.95%	0.94%
Ratio of net investment income to average net assets	0.93%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.83%	0.54%
Portfolio turnover	92%	52%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP American Century International Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 10.684	$ 10.580	$ 9.53	$ 14.86	$ 14.10
Income (loss) from investment operations:
Net investment income[2]	0.097	0.058	0.09	0.13	0.14
Net realized and unrealized gain (loss)	1.610	0.225	1.10	(3.51)	1.05
Total from investment operations	1.707	0.283	1.19	(3.38)	1.19
Less dividends and distributions from:
Net investment income	(0.146)	(0.166)	(0.14)	(0.17)	(0.02)
Net realized gain	—	—	—	(1.78)	(0.41)
Return of capital	—	(0.013)	—	—	—
Total dividends and distributions	(0.146)	(0.179)	(0.14)	(1.95)	(0.43)
Net asset value, end of period	$ 12.245	$ 10.684	$ 10.58	$ 9.53	$ 14.86
Total return[3]	15.98%	2.61%	12.57%	(24.75%)	8.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,743	$126,688	$132,504	$126,117	$175,756
Ratio of expenses to average net assets	0.95%	0.95%	1.01%	1.10%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.05%	1.11%	1.20%	1.29%
Ratio of net investment income to average net assets	0.83%	0.53%	0.92%	1.29%	0.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.73%	0.43%	0.82%	1.19%	0.67%
Portfolio turnover	92%	52%	52%	40%	47%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP International Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s
Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP American Century International Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 10.675	$ 10.560	$ 9.51	$ 14.83	$ 14.07
Income (loss) from investment operations:
Net investment income[2]	0.080	0.042	0.08	0.12	0.11
Net realized and unrealized gain (loss)	1.607	0.224	1.10	(3.51)	1.06
Total from investment operations	1.687	0.266	1.18	(3.39)	1.17
Less dividends and distributions from:
Net investment income	(0.131)	(0.138)	(0.13)	(0.15)	—[3]
Net realized gain	—	—	—	(1.78)	(0.41)
Return of capital	—	(0.013)	—	—	—
Total dividends and distributions	(0.131)	(0.151)	(0.13)	(1.93)	(0.41)
Net asset value, end of period	$ 12.231	$ 10.675	$ 10.56	$ 9.51	$ 14.83
Total return[4]	15.81%	2.46%	12.43%	(24.86%)	8.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,235	$36,831	$37,264	$35,074	$50,432
Ratio of expenses to average net assets	1.10%	1.10%	1.16%	1.25%	1.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.20%	1.20%	1.26%	1.35%	1.44%
Ratio of net investment income to average net assets	0.68%	0.38%	0.77%	1.14%	0.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.58%	0.28%	0.67%	1.04%	0.52%
Portfolio turnover	92%	52%	52%	40%	47%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP International Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s
Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Per-share amount was less than $0.005.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP American Century Large Company Value Fund
Standard, Standard II, and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Century Large Company Value Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Century Large Company Value Fund
(Standard, Standard II, and Service Class)
Summary
Investment Objective
The Fund seeks long-term capital growth. Income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Standard Class II	Service Class
Management Fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.12%	0.22%	0.12%
Total Annual Fund Operating Expenses	0.67%	0.77%	0.92%
Less Expense Reimbursement[1]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.60%	0.70%	0.85%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.60% of the Fund’s average daily net assets for the Standard Class (and 0.70% for the Standard Class II and 0.85% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$61	$207	$366	$828
Standard Class II	$72	$239	$421	$948
Service Class	$87	$286	$502	$1,125
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
LVIP American Century Large Company Value Fund1

Principal Investment Strategies
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund invests primarily in larger companies. The Fund, under normal market conditions, will invest at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index. As of March 31, 2026, the market capitalization range of the Russell 1000® Index was approximately $4 billion to $4.2 trillion.
In selecting stocks for the Fund, the Sub-Adviser looks for companies whose stock price may not adequately reflect a company’s value. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the Sub-Adviser believes more accurately reflects the fair value of a company. The Sub-Adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meets its investment criteria and selling the securities of companies that do not.
The Sub-Adviser may sell stocks from the Fund’s portfolio if it believes a stock no longer meets the Sub-Adviser’s valuation criteria.
Principal Risks
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in
2LVIP American Century Large Company Value Fund

order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard Class, Standard Class II and Service Class compare with those of a broad measure of market performance. Once the Standard Class of the Fund has had at least one full year of performance, average annual total returns will be included in this prospectus. The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2022	14.69%
Lowest Quarterly Return	Q1 2020	(25.01%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years	Since Inception	Inception Date
LVIP American Century Large Company Value Fund – Standard Class	15.52%			13.18%	4/29/2024
LVIP American Century Large Company Value Fund – Standard Class II	15.40%	10.01%	9.51%
LVIP American Century Large Company Value Fund – Service Class	15.23%	9.84%	9.35%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%			20.09%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: American Century Investment Management, Inc. (“American Century”)
Portfolio Managers

American Century Portfolio Managers	Company Title	Experience with Fund
Brian Woglom, CFA	Vice President and Senior Portfolio Manager	Since January 2024
Philip Sundell, CFA	Vice President and Portfolio Manager	Since January 2024
Adam Krenn, CFA	Portfolio Manager and Senior Investment Analyst	Since January 2024
LVIP American Century Large Company Value Fund3

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP American Century Large Company Value Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund seeks long-term capital growth. Income is a secondary objective.
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund invests primarily in larger companies. The Fund, under normal market conditions, will invest at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index. The Fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. As of March 31, 2026, the market capitalization range of the Russell 1000® Index was approximately $4 billion to $4.2 trillion.
Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.
The Sub-Adviser looks for stocks of companies that it believes are undervalued at the time of purchase. The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the stock has returned to favor in the market and the price has increased to, or is higher than, a level the Sub-Adviser believes more accurately reflects the fair value of the company. The Sub-Adviser may sell stocks from the Fund’s portfolio if it believes a stock no longer meets the Sub-Adviser’s valuation criteria.
Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Adviser looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices. The Sub-Adviser also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. The Sub-Adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not.
When the Sub-Adviser believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.
In the event of adverse market, economic, political, or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. To the extent the Fund assumes a defensive position, it may not achieve its investment objective.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
5

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
6

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.55% of the Fund's average net assets).
Sub-Adviser
American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31,
2025, American Century managed $305.9 billion in assets.

American Century Portfolio Managers	Brian Woglom, Philip Sundell and Adam Krenn are responsible for the day-to-day management of the Fund's assets.

Brian Woglom CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2016. He joined American Century Investments in 2005 as an investment analyst and became a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.

7

Philip Sundell, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2016. He joined American Century Investments in 1997, became a senior analyst in 2007 and became a portfolio manager in 2017. He has a bachelor's degree from Missouri State University and an MBA from Texas Christian University. He is a CFA charterholder.

Adam Krenn, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since joining American Century in 2011 as an analyst. He became a senior investment analyst in 2012 and a portfolio manager in 2020. He has a bachelor of arts degree from the University of
Notre Dame. He is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
8

The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers three classes of shares: Standard Class, Standard Class II, and Service Class. The three classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”) and each share class is subject to its own administrative fee schedule. Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products
9

that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard Class, Standard Class II and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2023 was audited by Deloitte & Touche LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the Form N-CSR, which is available upon request by calling 800-480-4111.

	LVIP American Century Large Company Value Fund Standard Class
	Year Ended	4/29/24[1] to
	12/31/25	12/31/24
Net asset value, beginning of period	$ 18.815	$ 18.140
Income from investment operations:
Net investment income[2]	0.384	0.268
Net realized and unrealized gain	2.487	0.950
Total from investment operations	2.871	1.218
Less dividends and distributions from:
Net investment income	(0.317)	(0.398)
Net realized gain	(1.352)	(0.145)
Total dividends and distributions	(1.669)	(0.543)
Net asset value, end of period	$ 20.017	$ 18.815
Total return[3]	15.52%	6.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.68%
Ratio of net investment income to average net assets	1.92%	2.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.85%	1.96%
Portfolio turnover	64%	41%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP American Century Large Company Value Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 18.812	$ 17.750	$ 18.08	$ 19.49	$ 16.24
Income (loss) from investment operations:
Net investment income[2]	0.360	0.365	0.37	0.35	0.31
Net realized and unrealized gain (loss)	2.489	1.538	0.26	(0.37)	3.20
Total from investment operations	2.849	1.903	0.63	(0.02)	3.51
Less dividends and distributions from:
Net investment income	(0.296)	(0.495)	(0.46)	(0.39)	(0.26)
Net realized gain	(1.352)	(0.346)	(0.50)	(1.00)	—
Total dividends and distributions	(1.648)	(0.841)	(0.96)	(1.39)	(0.26)
Net asset value, end of period	$ 20.013	$ 18.812	$ 17.75	$ 18.08	$ 19.49
Total return[3]	15.40%	10.72%	3.88%	(0.26%)	21.71%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,390	$21,846	$21,616	$23,858	$16,520
Ratio of expenses to average net assets	0.70%	0.70%	0.71%	0.72%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.80%	0.83%	0.83%	0.84%
Ratio of net investment income to average net assets	1.82%	1.95%	2.12%	1.93%	1.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.75%	1.85%	2.00%	1.82%	1.55%
Portfolio turnover	64%	41%	37%	30%	40%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class I, a former portfolio of
American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class
I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP American Century Large Company Value Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 19.189	$ 18.100	$ 18.41	$ 19.83	$ 16.52
Income (loss) from investment operations:
Net investment income[2]	0.337	0.344	0.35	0.33	0.29
Net realized and unrealized gain (loss)	2.538	1.559	0.28	(0.39)	3.25
Total from investment operations	2.875	1.903	0.63	(0.06)	3.54
Less dividends and distributions from:
Net investment income	(0.268)	(0.468)	(0.44)	(0.36)	(0.23)
Net realized gain	(1.352)	(0.346)	(0.50)	(1.00)	—
Total dividends and distributions	(1.620)	(0.814)	(0.94)	(1.36)	(0.23)
Net asset value, end of period	$ 20.444	$ 19.189	$ 18.10	$ 18.41	$ 19.83
Total return[3]	15.23%	10.52%	3.78%	(0.46%)	21.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$140,233	$129,921	$123,507	$130,585	$84,448
Ratio of expenses to average net assets	0.85%	0.85%	0.86%	0.87%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.95%	0.98%	0.98%	0.99%
Ratio of net investment income to average net assets	1.67%	1.80%	1.97%	1.78%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.60%	1.70%	1.85%	1.67%	1.40%
Portfolio turnover	64%	41%	37%	30%	40%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class II, a former portfolio of
American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class
II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP American Century Mid Cap Value Fund
Standard, Standard II, and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Century Mid Cap Value Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Century Mid Cap Value Fund
(Standard, Standard II, and Service Class)
Summary
Investment Objective
The Fund seeks long-term capital growth. Income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Standard Class II	Service Class
Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.08%	0.18%	0.08%
Total Annual Fund Operating Expenses	0.78%	0.88%	1.03%
Less Expense Reimbursement[1]	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.76%	0.86%	1.01%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.76% of the Fund’s average daily net assets for the Standard Class (and 0.86% for the Standard Class II and 1.01% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$78	$247	$431	$964
Standard Class II	$88	$279	$486	$1,082
Service Class	$103	$326	$567	$1,258
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
LVIP American Century Mid Cap Value Fund1

Principal Investment Strategies
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal market conditions, will invest at least 80% of its net assets in medium size companies. The Sub-Adviser considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The Sub-Adviser intends to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.
Though market capitalization may change from time to time, as of March 31, 2026, the capitalization range of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index, were approximately $85 million to $100 billion and $1 billion to $120 billion, respectively.
In selecting stocks for the Fund, the Sub-Adviser looks for companies whose stock price may not reflect the company’s value. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the Sub-Adviser believes more accurately reflects the fair value of the company. The Sub-Adviser uses a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not.
The Fund may invest a portion of its assets in foreign securities when these securities meet the Sub-Adviser’s standards of selection.
The Sub-Adviser may sell stocks from the Fund’s portfolio if it believes a stock no longer meets the Sub-Adviser’s valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
Principal Risks
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk,
2LVIP American Century Mid Cap Value Fund

which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard Class, Standard Class II and Service Class compare with those of a broad measure of market performance. Once the Standard Class of the Fund has had at least one full year of performance, average annual total returns will be included in this prospectus. The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	16.77%
Lowest Quarterly Return	Q1 2020	(27.73%)
LVIP American Century Mid Cap Value Fund3

Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years	Since Inception	Inception Date
LVIP American Century Mid Cap Value Fund – Standard Class	9.11%			9.59%	4/29/2024
LVIP American Century Mid Cap Value Fund – Standard Class II	8.99%	8.89%	9.12%
LVIP American Century Mid Cap Value Fund – Service Class	8.83%	8.72%	8.96%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%			20.09%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: American Century Investment Management, Inc. (“American Century”)
Portfolio Managers

American Century Portfolio Managers	Company Title	Experience with Fund
Kevin Toney, CFA	CIO – Global Value Equity, Senior Vice President and Senior Portfolio Manager	Since January 2024
Brian Woglom, CFA	Vice President and Senior Portfolio Manager	Since January 2024
Nathan Rawlins, CFA	Portfolio Manager and Senior Investment Analyst	Since January 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP American Century Mid Cap Value Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The fund seeks long-term capital growth. Income is a secondary objective.
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund, under normal market conditions, will invest at least 80% of its assets in equity securities of medium size companies. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. The Sub-Adviser considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The Sub-Adviser intends to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. As of March 31, 2026, the capitalization range of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index, were approximately $85 million to $100 billion and $1 billion to $120 billion, respectively.
Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.
The Sub-Adviser looks for stocks of companies that it believes are undervalued at the time of purchase. The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the stock has returned to favor in the market and the price has increased to, or is higher than a level the managers believe more accurately reflects the fair value of the company.
Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Adviser looks for companies with earnings, cash flows and/or assets that may not accurately reflect the companies’ value as determined by the Sub-Adviser. The Sub-Adviser also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. The Sub-Adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not.
The Sub-Adviser may sell stocks from the fund’s portfolio if it believes:
•
a stock no longer meets the Sub-Adviser’s valuation criteria;
•
a stock’s risk parameters outweigh its return opportunity;
•
more attractive alternatives are identified; or
•
specific events alter a stock’s prospects.
When the Sub-Adviser believes it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.
In the event of adverse market, economic, political, or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
5

Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Medium-Cap Company Risk. The value of securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or changes in interest rates.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform
6

as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
7

Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.70% of the Fund's average net assets).
Sub-Adviser
American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31,
2025, American Century managed $305.9 billion in assets.

American Century Portfolio Managers	Kevin Toney, Brian Woglom and Nathan Rawlins are responsible for the day-to-day management of the Fund's assets.

Kevin Toney, CFA, Chief Investment Officer - Global Value Equity, Senior Vice President and Senior
Portfolio Manager, has been a member of the team that manages the fund since 2003. He joined American
Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the University of Virginia and an MBA from The Wharton School at the University of
Pennsylvania. He is a CFA charterholder.

Brian Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2005. He became a senior investment analyst in 2008 and a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an
MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.

Nathan Rawlins, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since joining American Century in 2015 as an investment analyst. He became a senior investment analyst in 2020 and a portfolio manager in 2022. He has a bachelor’s degree from the
University of Kansas and an MBA from the Kelley School of Business, Indiana University. He is a CFA
charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
8

The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
9

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers three classes of shares: Standard Class, Standard Class II, and Service Class. The three classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”) and each share class is subject to its own administrative fee schedule. Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
10

Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
11

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard Class, Standard Class II and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2023 was audited by Deloitte & Touche LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the Form N-CSR, which is available upon request by calling 800-480-4111.

	LVIP American Century Mid Cap Value Fund Standard Class
	Year Ended	4/29/24[1] to
	12/31/25	12/31/24
Net asset value, beginning of period	$ 19.662	$ 19.120
Income from investment operations:
Net investment income[2]	0.361	0.261
Net realized and unrealized gain	1.410	1.091
Total from investment operations	1.771	1.352
Less dividends and distributions from:
Net investment income	(0.399)	(0.439)
Net realized gain	(1.679)	(0.371)
Total dividends and distributions	(2.078)	(0.810)
Net asset value, end of period	$ 19.355	$ 19.662
Total return[3]	9.11%	6.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	0.78%	0.78%
Ratio of net investment income to average net assets	1.77%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.75%	1.82%
Portfolio turnover	86%	54%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP American Century Mid Cap Value Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 19.657	$ 19.440	$ 21.15	$ 25.03	$ 20.55
Income (loss) from investment operations:
Net investment income[2]	0.337	0.345	0.37	0.42	0.34
Net realized and unrealized gain (loss)	1.413	1.337	0.71	(0.57)	4.41
Total from investment operations	1.750	1.682	1.08	(0.15)	4.75
Less dividends and distributions from:
Net investment income	(0.378)	(0.515)	(0.45)	(0.50)	(0.27)
Net realized gain	(1.679)	(0.950)	(2.34)	(3.23)	—
Total dividends and distributions	(2.057)	(1.465)	(2.79)	(3.73)	(0.27)
Net asset value, end of period	$ 19.350	$ 19.657	$ 19.44	$ 21.15	$ 25.03
Total return[3]	8.99%	8.73%	6.13%	(1.19%)	23.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,650	$172,495	$178,367	$172,440	$182,236
Ratio of expenses to average net assets	0.86%	0.86%	0.85%	0.80%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.87%	0.85%	0.86%	0.94%
Ratio of net investment income to average net assets	1.68%	1.74%	1.91%	1.92%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.66%	1.73%	1.91%	1.86%	1.33%
Portfolio turnover	86%	54%	47%	74%	53%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29,2024. Pre-inception information shown is that of the Predecessor Fund’s
Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

	LVIP American Century Mid Cap Value Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 19.679	$ 19.470	$ 21.17	$ 25.05	$ 20.57
Income (loss) from investment operations:
Net investment income[2]	0.307	0.316	0.34	0.39	0.31
Net realized and unrealized gain (loss)	1.413	1.329	0.73	(0.57)	4.41
Total from investment operations	1.720	1.645	1.07	(0.18)	4.72
Less dividends and distributions from:
Net investment income	(0.325)	(0.486)	(0.43)	(0.47)	(0.24)
Net realized gain	(1.679)	(0.950)	(2.34)	(3.23)	—
Total dividends and distributions	(2.004)	(1.436)	(2.77)	(3.70)	(0.24)
Net asset value, end of period	$ 19.395	$ 19.679	$ 19.47	$ 21.17	$ 25.05
Total return[3]	8.83%	8.52%	6.03%	(1.38%)	23.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$300,771	$457,965	$481,719	$507,485	$541,594
Ratio of expenses to average net assets	1.01%	1.01%	1.00%	0.95%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.02%	1.00%	1.01%	1.09%
Ratio of net investment income to average net assets	1.53%	1.59%	1.76%	1.77%	1.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.51%	1.58%	1.76%	1.71%	1.18%
Portfolio turnover	86%	54%	47%	74%	53%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s
Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

14

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
15

Lincoln Variable Insurance Products Trust
LVIP American Century Ultra® Fund
Standard, Standard II, and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Century Ultra® Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Century Ultra® Fund
(Standard, Standard II, and Service Class)
Summary
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Standard Class II	Service Class
Management Fee	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.07%	0.17%	0.07%
Total Annual Fund Operating Expenses	0.67%	0.77%	0.92%
Less Expense Reimbursement[1]	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.65%	0.75%	0.90%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.65% of the Fund’s average daily net assets for the Standard Class (and 0.75% for the Standard Class II and 0.90% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$66	$212	$371	$833
Standard Class II	$77	$244	$426	$952
Service Class	$92	$291	$507	$1,129
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
LVIP American Century Ultra® Fund1

Principal Investment Strategies
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Sub-Adviser looks for stocks of companies it believes will increase in value over time. The Sub-Adviser makes its investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
The Sub-Adviser uses a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet its investment criteria. The Sub-Adviser defines larger-sized companies to be companies with market capitalizations within the range of the market capitalizations of the securities within the Russell 1000 Growth Index or the Russell 1000 Index at the time of purchase. Under normal market conditions, the Sub-Adviser seeks securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the Fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to accelerating growth and other signs of business improvement, the Sub-Adviser also considers companies demonstrating price strength relative to their peers. This means that the Sub-Adviser favors companies whose securities are the strongest performers compared to the overall market. These techniques help the Sub-Adviser make decisions about buying or holding the stocks of companies it believes have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet the Sub-Adviser’s criteria.
Although the Sub-Adviser intends to invest the Fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies when these securities meet the Sub-Adviser‘s standards of selection.
The Fund may write covered call options on a portion of the Fund’s holdings in common stock when the Sub-Adviser believes call premiums are attractive relative to the price of the underlying security.
Principal Risks
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
•
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
2LVIP American Century Ultra® Fund

•
Options on Securities. The Fund may purchase and/or sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. The successful use of the Fund’s options strategies depends on the ability of the Fund to forecast correctly market movements.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
•
Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard Class, Standard Class II and Service Class compare with those of a broad measure of market performance. Once the Standard Class of the Fund has had at least one full year of performance, average annual total returns will be included in this prospectus. The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	32.08%
Lowest Quarterly Return	Q2 2022	(23.63%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years	Since Inception	Inception Date
LVIP American Century Ultra® Fund – Standard Class	12.95%			19.51%	4/29/2024
LVIP American Century Ultra® Fund – Standard Class II	12.84%	11.68%	17.16%
LVIP American Century Ultra® Fund – Service Class	12.67%	11.52%	17.00%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%			20.09%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
LVIP American Century Ultra® Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: American Century Investment Management, Inc. (“American Century”)
Portfolio Managers

American Century Portfolio Managers	Company Title	Experience with Fund
Keith Lee, CFA,	Co-CIO, Global Growth Equity, Senior Vice President and Senior Portfolio Manager	Since January 2024
Tong Li	Senior Quantitative Analyst and Portfolio Manager	Since July 2024
Jeffrey R. Bourke, CFA	Vice President and Portfolio Manager	Since January 2024
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP American Century Ultra® Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund seeks long-term capital growth.
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Sub-Adviser looks for stocks of larger-sized companies it believes will increase in value over time. The Sub-Adviser uses a bottom-up approach to stock selection. This means that the Sub-Adviser makes its investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
Using a variety of analytical research tools, the Sub-Adviser tracks financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The Sub-Adviser defines larger-sized companies to be companies with market capitalizations within the range of the market capitalizations of the securities within the Russell 1000 Growth Index or the Russell 1000 Index at the time of purchase. Under normal market conditions, the Sub-Adviser seeks securities of companies whose earnings and revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the Fund’s growth and momentum profile relative to the Russell 1000® Growth Index. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to accelerating growth and other signs of business improvement, the Sub-Adviser also considers companies demonstrating price strength relative to their peers. This means that the Sub-Adviser favors companies whose securities are the strongest performers compared to the overall market. These techniques help the Sub-Adviser make decisions about buying or holding the stocks of companies it believes have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet the Sub-Adviser’s criteria.
Although the Sub-Adviser intends to invest the Fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies when these securities meet the Sub-Adviser’s standards of selection.
The Fund may write covered call options on a portion of the Fund’s holdings in common stock when the Sub-Adviser believes call premiums are attractive relative to the price of the underlying security. A Fund writing a covered call option is obligated to sell or deliver the underlying security, which the Fund holds in its portfolio, in return for the strike price upon exercise of the option.
The Sub-Adviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally.
In the event of adverse market, economic, political, or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. To the extent the Fund assumes a defensive position, it may not achieve its investment objective.
The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified Fund.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
5

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Markets Risk. Although the Underlying ETF’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained. Shares trade on an exchange at market prices that may be below, at or above the Underlying ETF’s NAV. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. shares of the Underlying ETF could decline in value or underperform other investments.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. Foreign governments may also impose a heavy tax on a company, withhold a company’s payment of interest or dividends, seize assets of a company, take over a company, limit currency convertibility, or repatriation, or bar withdrawal of assets from the country. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of transactions in certain foreign markets remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries. Recent examples include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Options on Securities. The Fund may purchase and/or sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right to sell the option’s underlying instrument at a fixed strike price. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument. The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. The successful use of the Fund’s options strategies depends on the ability of the Fund to forecast correctly market movements. For example, when the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. Also, if the Fund were to write a call option based on its expectation that the price of the underlying security would fall, but the price was to rise instead, the Fund could be
6

required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on its expectation that the price of the underlying security would rise, but the price was to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.60% of the Fund's average net assets).
Sub-Adviser
American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31,
2025, American Century managed $305.9 billion in assets.

American Century Portfolio Managers	Keith Lee, Tong Li and Jeffrey R. Bourke are responsible for the day-to-day management of the Fund's assets.
7

Keith Lee, CFA, Co-CIO Global Growth Equity, Senior Vice President and Senior Portfolio Manager, has
been a member of the team that manages the fund since 2008. He initially joined American Century
Investments in 1998 and rejoined in 2001. He became a portfolio manager in 2003. He has a bachelor of science degree in industrial engineering from Columbia University. He is a CFA charterholder.

Tong Li, Senior Quantitative Analyst and Portfolio Manager, joined American Century in 2007 and has been a member of the team that manages the fund since 2012. In addition to co-managing the fund, he is responsible for the development and implementation of quantitative tools and models that analyze portfolio risk for this strategy as well as the U.S. Large Cap Quality Growth, U.S. Focused Dynamic
Growth, and Health Care Impact Equity strategies. Previously, Tong was a quantitative researcher, providing quantitative research support to our investment teams, including testing security selection factors, enhancing risk management tools and supporting and validating product development efforts. Mr.
Li holds a bachelor’s degree in physics from Tsinghua University in Beijing, China, a master’s degree in electrical engineering from Vanderbilt University and a master’s degree in business administration from the Booth School of Business at the University of Chicago.

Jeffrey R. Bourke, CFA Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2008. He joined American Century Investments in 2007 as an analyst and became a portfolio manager in 2013. He has a bachelor’s of science degree in civil and environmental engineering from Duke University and an MBA in finance and accounting from the University of Chicago Booth School of Business. He is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do
8

not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers three classes of shares: Standard Class, Standard Class II, and Service Class. The three classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”) and each share class is subject to its own administrative fee schedule. Under the Plan, Service Class shares pay
9

annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard Class, Standard Class II and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2023 was audited by Deloitte & Touche LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the Form N-CSR, which is available upon request by calling 800-480-4111.

	LVIP American Century Ultra® Fund Standard Class
	Year Ended	4/29/24[1] to
	12/31/25	12/31/24
Net asset value, beginning of period	$ 30.369	$ 25.690
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.084)	(0.051)
Net realized and unrealized gain	3.956	5.067
Total from investment operations	3.872	5.016
Less dividends and distributions from:
Net realized gain	(2.692)	(0.337)
Total dividends and distributions	(2.692)	(0.337)
Net asset value, end of period	$ 31.549	$ 30.369
Total return[3]	12.95%	19.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$421,725	$388,786
Ratio of expenses to average net assets	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	0.67%	0.66%
Ratio of net investment loss to average net assets	(0.28%)	(0.26%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.30%)	(0.27%)
Portfolio turnover	35%	80%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP American Century Ultra® Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 30.351	$ 25.650	$ 19.34	$ 31.38	$ 27.48
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.114)	(0.102)	(0.03)	(0.05)	(0.10)
Net realized and unrealized gain (loss)	3.951	7.162	7.98	(9.41)	5.98
Total from investment operations	3.837	7.060	7.95	(9.46)	5.88
Less dividends and distributions from:
Net realized gain	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Total dividends and distributions	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Net asset value, end of period	$ 31.496	$ 30.351	$ 25.65	$ 19.34	$ 31.38
Total return[3]	12.84%	28.80%	43.51%	(32.38%)	23.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$184,172	$191,486	$133,825	$68,354	$117,231
Ratio of expenses to average net assets	0.75%	0.75%	0.76%	0.78%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.80%	0.89%	0.89%	0.95%
Ratio of net investment loss to average net assets	(0.38%)	(0.36%)	(0.14%)	(0.21%)	(0.35%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40%)	(0.41%)	(0.27%)	(0.32%)	0.51%
Portfolio turnover	35%	80%	33%	24%	19%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Ultra Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP American Century Ultra® Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 29.035	$ 24.660	$ 18.68	$ 30.44	$ 26.76
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.152)	(0.140)	(0.06)	(0.08)	(0.14)
Net realized and unrealized gain (loss)	3.772	6.874	7.68	(9.10)	5.80
Total from investment operations	3.620	6.734	7.62	(9.18)	5.66
Less dividends and distributions from:
Net realized gain	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Total dividends and distributions	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Net asset value, end of period	$ 29.963	$ 29.035	$ 24.66	$ 18.68	$ 30.44
Total return[3]	12.67%	28.62%	43.27%	(32.46%)	22.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$658,735	$649,054	$202,639	$148,203	$220,389
Ratio of expenses to average net assets	0.90%	0.90%	0.91%	0.93%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.94%	1.04%	1.04%	1.10%
Ratio of net investment loss to average net assets	(0.53%)	(0.51%)	(0.29%)	(0.36%)	(0.50%)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.55%)	(0.55%)	(0.42%)	(0.47%)	(0.66%)
Portfolio turnover	35%	80%	33%	24%	19%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Ultra Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s
Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
LVIP American Century Value Fund
Standard, Standard II, and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2026
LVIP American Century Value Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP American Century Value Fund
(Standard, Standard II, and Service Class)
Summary
Investment Objective
The Fund seeks long-term capital growth. Income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Standard Class II	Service Class
Management Fee	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.07%	0.17%	0.07%
Total Annual Fund Operating Expenses	0.65%	0.75%	0.90%
Less Expense Reimbursement[1]	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.61%	0.71%	0.86%
1
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.61% of the Fund’s average daily net assets for the Standard Class (and 0.71% for the Standard Class II and 0.86% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$62	$204	$358	$807
Standard Class II	$73	$236	$413	$927
Service Class	$88	$283	$495	$1,104
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
LVIP American Century Value Fund1

Principal Investment Strategies
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
In selecting stocks for the Fund, the Sub-Adviser looks for companies of all sizes whose stock price may not reflect the company’s value. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Sub-Adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not.
The Fund may invest a portion of its assets in foreign securities when these securities meet the Sub-Adviser’s standards of selection.
The Sub-Adviser may sell stocks from the Fund’s portfolio if it believes a stock no longer meets the Sub-Adviser’s valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
Principal Risks
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
•
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
•
Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in
2LVIP American Century Value Fund

order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard Class, Standard Class II and Service Class compare with those of a broad measure of market performance. Once the Standard Class of the Fund has had at least one full year of performance, average annual total returns will be included in this prospectus. The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	20.74%
Lowest Quarterly Return	Q1 2020	(29.39%)
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years	Since Inception	Inception Date
LVIP American Century Value Fund – Standard Class	16.14%			13.58%	4/29/2024
LVIP American Century Value Fund – Standard Class II	16.02%	11.65%	10.23%
LVIP American Century Value Fund – Service Class	15.85%	11.47%	10.07%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%			20.09%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: American Century Investment Management, Inc. (“American Century”)
Portfolio Managers

American Century Portfolio Managers	Company Title	Experience with Fund
Kevin Toney, CFA	CIO – Global Value Equity, Senior Vice President and Senior Portfolio Manager	Since January 2024
Brian Woglom, CFA	Vice President and Senior Portfolio Manager	Since January 2024
Philip Sundell, CFA	Vice President and Portfolio Manager	Since January 2024
David Byrns, CFA	Portfolio Manager and Senior Investment Analyst	Since January 2024
LVIP American Century Value Fund3

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP American Century Value Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund seeks long-term capital growth. Income is a secondary objective.
American Century Investment Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Sub-Adviser looks for stocks of companies of all sizes that it believes are undervalued at the time of purchase. The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the stock has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Adviser looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices or may be outside the companies’ historical ranges. The Sub-Adviser also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. The Sub-Adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not. Since the Fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value Fund.
The Sub-Adviser may sell stocks from the Fund’s portfolio if they believe:
•
a stock no longer meets the Sub-Adviser’s valuation criteria;
•
a stock’s risk parameters outweigh its return opportunity;
•
more attractive alternatives are identified; or
•
specific events alter a stock’s prospects.
The Sub-Adviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund’s assets invested primarily in U.S. equity securities at all times regardless of the movement of stock prices generally.
Equity securities include common stock, preferred stock and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.
When the Sub-Adviser believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities.
In the event of adverse market, economic, political, or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. To the extent the Fund assumes a defensive position, it may not achieve its investment objective.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of a security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions, tariffs, and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. Their value may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Equity declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on equity prices.
5

Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or changes in interest rates.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges. Futures and security options also are subject to the credit risk of futures commission merchants and broker-dealers, respectively. Derivatives can also be difficult to value, especially in declining markets.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a swap dealer, bank, or other institutional entity in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to
6

reduce some of the risks associated with these instruments. Eventually many swaps may be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bilaterally negotiated contracts, central clearing will not make swap transactions risk-free.
The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, over-the-counter transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund operates under a “manager-of-managers” structure. LFI (defined below as the Fund’s investment adviser) has received an SEC exemptive order that permits it, subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2025, LFI had more than $121.1 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
7

A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2025 was 0.58% of the Fund's average net assets).
Sub-Adviser
American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31,
2025, American Century managed $305.9 billion in assets.

American Century Portfolio Managers	Kevin Toney, Brian Woglom, Philip Sundell and David Byrns are responsible for the day-to-day management of the Fund's assets.

Kevin Toney, CFA, Chief Investment Officer - Global Value Equity, Senior Vice President and Senior
Portfolio Manager, has been a member of the team that manages the fund since 2003. He joined American
Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the University of Virginia and an MBA from The Wharton School at the University of
Pennsylvania. He is a CFA charterholder.

Brian Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2005. He became a senior investment analyst in 2008 and a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an
MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.

Philip Sundell, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2002. He joined American Century Investments in 1997, became a senior analyst in 2007 and became a portfolio manager in 2017. He has a bachelor's degree from Missouri State University and an MBA from Texas Christian University. He is a CFA charterholder.

David Byrns, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since joining American Century Investments in 2014 as an investment analyst. He became a senior investment analyst in 2016 and a portfolio manager in 2020. He has a bachelor's degree from the University of Dayton and an MBA from the University of Wisconsin-Madison. He is a CFA charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's Form N-CSR for the period ended December 31, 2025.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other
8

things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
9

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers three classes of shares: Standard Class, Standard Class II, and Service Class. The three classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”) and each share class is subject to its own administrative fee schedule. Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
10

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard Class, Standard Class II and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table for the fiscal year ended 2025 for the Fund was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request.
The information for the fiscal years ended 2021 through 2023 was audited by Deloitte & Touche LLP, (the “Predecessor Fund's Auditor”), whose report, along with the Fund’s financial statements, is included in the Form N-CSR, which is available upon request by calling 800-480-4111.

	LVIP American Century Value Fund Standard Class
	Year Ended	4/29/24[1] to
	12/31/25	12/31/24
Net asset value, beginning of period	$ 12.227	$ 11.830
Income from investment operations:
Net investment income[2]	0.283	0.192
Net realized and unrealized gain	1.645	0.610
Total from investment operations	1.928	0.802
Less dividends and distributions from:
Net investment income	(0.216)	(0.290)
Net realized gain	(1.021)	(0.115)
Total dividends and distributions	(1.237)	(0.405)
Net asset value, end of period	$ 12.918	$ 12.227
Total return[3]	16.14%	6.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	0.65%	0.66%
Ratio of net investment income to average net assets	2.20%	2.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.16%	2.32%
Portfolio turnover	66%	37%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

11

	LVIP American Century Value Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 12.229	$ 12.190	$ 12.45	$ 13.67	$ 11.17
Income (loss) from investment operations:
Net investment income[2]	0.268	0.282	0.28	0.27	0.23
Net realized and unrealized gain (loss)	1.647	0.849	0.72	(0.16)	2.50
Total from investment operations	1.915	1.131	1.00	0.11	2.73
Less dividends and distributions from:
Net investment income	(0.204)	(0.369)	(0.28)	(0.26)	(0.23)
Net realized gain	(1.021)	(0.723)	(0.98)	(1.07)	—
Total dividends and distributions	(1.225)	(1.092)	(1.26)	(1.33)	(0.23)
Net asset value, end of period	$ 12.919	$ 12.229	$ 12.19	$ 12.45	$ 13.67
Total return[3]	16.02%	9.48%	9.10%	0.54%	24.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$392,327	$380,764	$387,290	$387,024	$430,055
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.79%	0.84%	0.85%	0.92%
Ratio of net investment income to average net assets	2.10%	2.28%	2.37%	2.12%	1.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	2.20%	2.24%	2.01%	1.60%
Portfolio turnover	66%	37%	35%	49%	49%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s
Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

12

	LVIP American Century Value Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$ 12.246	$ 12.210	$ 12.46	$ 13.69	$ 11.19
Income (loss) from investment operations:
Net investment income[2]	0.249	0.264	0.26	0.25	0.21
Net realized and unrealized gain (loss)	1.648	0.846	0.74	(0.16)	2.50
Total from investment operations	1.897	1.110	1.00	0.09	2.71
Less dividends and distributions from:
Net investment income	(0.185)	(0.351)	(0.27)	(0.25)	(0.21)
Net realized gain	(1.021)	(0.723)	(0.98)	(1.07)	—
Total dividends and distributions	(1.206)	(1.074)	(1.25)	(1.32)	(0.21)
Net asset value, end of period	$ 12.937	$ 12.246	$ 12.21	$ 12.46	$ 13.69
Total return[3]	15.85%	9.29%	9.02%	0.31%	24.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$524,824	$494,364	$517,477	$539,924	$543,896
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.89%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.94%	0.99%	1.00%	1.07%
Ratio of net investment income to average net assets	1.95%	2.13%	2.22%	1.97%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.91%	2.05%	2.09%	1.86%	1.45%
Portfolio turnover	66%	37%	35%	49%	49%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s
Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

13

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2026, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or by calling toll-free 866-436-8717. You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lincolnfinancial.com/lvip.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
14

Lincoln Variable Insurance Products Trust
Lincoln Hedged Nasdaq-100 Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund
Lincoln Opportunistic Hedged Equity Fund
1301 South Harrison Street
Fort Wayne, Indiana 46802
Statement of Additional Information May 1, 2026
This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption — referred to as “Funds”—of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: Standard Class and Service Class.
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference. This SAI should be read in conjunction with each Fund’s prospectus dated May 1, 2026, as may be amended or supplemented. You may obtain copies of a Fund's prospectus, annual and semi-annual reports, and other information such as Fund financial statements upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 866-436-8717.

[THIS PAGE INTENTIONALLY LEFT BLANK]

3

Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
Prior to April 30, 2003, each fund in the Trust in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003.
Each Fund is diversified within the meaning of the Investment Company Act of 1940 (the “1940 Act”).
References to “Adviser” in this SAI include both Lincoln Financial Investments Corporation (“LFI”) and a Fund's sub-adviser (if applicable) unless the context otherwise indicates.
References to “each Fund,” a Fund” and “the Funds” in this SAI include the Fund and other series of the Trust.
The following Funds have changed their name within the past five years:
Current Fund Name	Former Fund Name	Date of Name Change
Lincoln Hedged Nasdaq-100 Fund	Lincoln Nasdaq-100 Buffer Fund Sep	September 15, 2023
Lincoln Hedged S&P 500 Conservative Fund	Lincoln S&P 500 Ultra Buffer Fund Aug	August 18, 2023
Lincoln Hedged S&P 500 Fund	Lincoln S&P 500 Buffer Fund Aug	August 18, 2023
Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).
Each Fund may not:
1.
Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.
2.
Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.
3.
Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
4.
Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.
6.
Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.
4

7.
With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.
The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.
The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the fund’s total assets from banks, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
“Senior securities” are generally fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks. A fund also may borrow an amount equal to up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.
Manager of Managers
Certain of the Funds employ a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29170 and 29197) to permit the Funds’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
The Funds have also received an SEC exemptive order (SEC Investment Company Act Rel. Nos. 34727 and 34749) which permits the Funds’ Board of Trustees to approve new sub-advisory agreements or material amendments to an existing sub-advisory agreement at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that: (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting; (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person meeting; (iii) the need for considering the proposal at a non-in-person meeting will be explained to the Board; and (iv) the Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case, the Board will consider the proposal at an in-person meeting unless the objection is rescinded).
What are the Underlying Funds?
Certain of the Funds are fund of funds (“Fund of Funds”), which means that the Fund of Funds invests some or all of its assets in one or more other mutual funds or exchange-traded funds (“Underlying Fund”). For this structure, the Fund of Funds may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Trust also has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29168 and 29196) to permit the Fund of Funds to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The Fund of Funds may also rely on an exemptive order from the SEC issued to a sub-adviser or an Underlying Fund.
Each Fund of Funds’ relative weightings in the Underlying Funds will vary over time. The Fund of Funds are not required to invest in any particular underlying fund. The Adviser or sub-adviser, as appropriate, may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
5

Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.
Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means a Fund’s Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds or by other mutual funds in which a Fund invests.
The Funds operate using a Fund of Fund structure. Each Fund expects to invest its assets in FLEX Options and an Underlying Fund. As a result, the Funds do not invest directly in some of the securities and other instruments described below, but are subject to their risks through investment in the Underlying Fund.
Information relating to an Underlying Fund is as of the Underlying Fund’s most recent prospectus and SAI. For additional and more current information regarding an Underlying Fund, investors should read the Underlying Fund’s current prospectus and SAI.
The following provides additional information concerning the investment strategies, either principal or discretionary, that the Funds may employ and additional information about the risks of those investment strategies.
Authorized Participant Concentration Risk. For an underlying exchange-traded fund (“ETF”), only an “authorized participant” may engage in creation or redemption transactions directly with the ETF. The ETF may have a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF and no other authorized participant is able to step forward to create or redeem “creation units,” the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of a Fund’s investments, or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or have an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and AI Technologies may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI Technologies. To the extent a Fund invests in companies that are involved in various aspects of AI Technologies, such Fund is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on AI Technologies. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Actual usage of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.
The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may
6

be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Cybersecurity. The use of technology is more prevalent in the financial industry, including the Funds’ management and operations, than in other industries. As a result, the Funds are more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. Cyber-attacks might potentially be carried out by persons or organizations, including foreign governments, using techniques, including electronically circumventing network security, overwhelming websites, gathering intelligence, engaging in ransomware attacks, efforts to make services unavailable to intended users and social engineering functions aimed at obtaining information necessary to gain access. In addition, power or communication outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds' operations. A cybersecurity breach may result in:
•
Financial losses to the Funds and shareholders;
•
The inability of the Funds to timely process transactions or conduct trades;
•
Delays or mistakes in materials provided to shareholders;
•
Errors or delays in the calculation of Funds’ net asset values;
•
Violations of privacy and other laws (including those related to identity theft);
•
Regulatory fines, penalties and reputational damage; and
•
Compliance and remediation costs, legal fees and other expenses.
In addition, the noted risks may adversely impact LFI, a Fund’s sub-adviser, if any, the Funds’ principal underwriter, administrator and other service providers to the Funds, as well as financial intermediaries and parties with which the Funds do business. These risks, in turn, could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, especially as different or unknown risks may emerge in the future. This is particularly the case because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact. There is also the risk that cybersecurity breaches may not be detected.
7

Environment, Social, and Governance (“ESG”). Although a Fund does not seek to implement a specific ESG, impact or sustainability strategy unless disclosed in its prospectus, the Fund’s investment process may integrate ESG factors with traditional fundamental factors. The weight given to any particular ESG factor varies across asset classes, sectors, and strategies and no one factor is determinative. When integrating ESG factors into the investment process, the Fund may rely on third-party data believed to be reliable, but the accuracy of such third-party data is not guaranteed. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, regardless of its source, is mostly based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. While the Fund believes that consideration of ESG factors has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the consideration of ESG factors will result in better performance. Investor views on positive or negative ESG characteristics can differ, and the current lack of common standards may result in different approaches to considering ESG factors. Accordingly, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A Fund’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.
Equity Linked Securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund's limitation on investments in investment companies.
Equity Securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants. Equity securities may decline due to general market conditions, which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed-income securities.
Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated and the general risk that domestic and global economies have historically risen and fallen in periodic cycles. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.
Exchange-Traded Fund Investments. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times. Furthermore, bid/ask spreads and the resulting premium or discount to NAV of the ETF’s shares may widen during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LFI nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.
FLEX Options. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize funds, securities and indices referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price.
Flex Options on Indices. The FLEX Options in which the Funds invest are options on the price performance of an index, including the S&P 500 Price Return Index (the “S&P 500 Price Index”). An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a
8

call) or less than (in the case of put) the exercise price of the option. Each of the options exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by LFI are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Funds may buy or sell. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. For example, if a Fund writes a call on the S&P 500 Price Index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the S&P 500 Price Index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”), which determines the total value for each point of such difference. If a Fund buys a call on the S&P 500 Price Index, it pays a premium and has the same rights to such call as are indicated above. If a Fund buys a put on the S&P 500 Price Index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the S&P 500 Price Index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. If a Fund writes a put on an S&P 500 Price Index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the S&P 500 Price Index and the exercise price times the multiplier if the closing level is less than the exercise price. The value of an option, in general, will reflect, among other things, the current market value of the underlying investment, in the case of the Funds, the S&P 500 Price Index, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value.
Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the index may subsequently change. If such a change causes the exercised option to fall out of the money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index.
Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the expiration of the Options.
Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.
The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.
Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In
9

addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value.
Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund is required to post cash or other assets as margin that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.
Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), with respect to each Fund, the Adviser has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a CPO under the Commodity Exchange Act (CEA). With respect to the Funds operating as “funds of funds,” the Adviser has also claimed relief from registration with the CFTC as a CPO under the CEA provided to fund-of-funds operators pursuant to CFTC No-Action Letter 12-38 and, therefore, is not currently subject to registration or regulation as a CPO under the CEA. For the Adviser to remain eligible for the exclusion or the relief, the Fund must limit its direct and indirect exposure to CFTC regulated derivatives, including futures, options on futures and certain swaps, to a de minimis level. To the extent the Adviser, with respect to any Fund, is or becomes, no longer eligible to claim an exclusion from CFTC regulation, the Fund may consider steps, such as substantial investment strategy changes, in order for the Adviser to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. With respect to Funds being operated as “funds of funds,” when the temporary exemption expires (which will occur when specific regulatory guidance is issued by the CFTC), each Fund will evaluate whether the Adviser continues to be eligible to claim an exclusion from CFTC regulation or if, considering any factors relevant based on the nature of the regulatory guidance when it is issued, the Adviser should register as a CPO and operate under CFTC regulation. Consequently, these Funds may incur additional expenses relating to CFTC compliance.
Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of investments purchased by the Funds, subject to the Fund’s liquidity risk management program, as approved by the Board of Trustees.
The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
If the value of a Fund’s assets invested in illiquid investments at any time exceeds the limitation on illiquid investments, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.
Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Inflation-indexed bonds are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with
10

respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Common issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.
A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the SEC (SEC Investment Company Act Rel. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.
If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an
11

index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.
Litigation Risk. From time to time, a Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects a Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by a Fund or adversely affect the value of the Fund’s shares.
Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.
Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.
Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.
Operational Risk. Each Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund and the adviser (and sub-adviser, if any) seek to reduce these operational risks through controls and procedures. However, these measures do not completely eliminate such risk or address every possible risk and may be inadequate to address significant operational risks.
Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.
As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
12

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same, fall, or rise less than the strike price. Through receipt of the option premium, a call writer may generate an income stream and mitigate the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases in exchange for the upfront premium.
The successful use of a Fund's option strategies may depend on the ability of the adviser to forecast correctly market movements, where relevant to the strategy. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price. When aligned with a Fund’s investment strategy, a Fund may sell call options on a regular rolling basis for income generation purposes and not for market direction or timing purposes.
When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.
The effective use of options may also depend on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.
If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.
A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the OCC, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.
Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC
13

were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.
Private companies. The Funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent a Fund from selling their company shares for a period of time following the public offering.
Investments in private companies can offer a Fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.
Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.
The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.
Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.
14

Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
The short sale amounts designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.
When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.
Special Situations. A Fund may invest in certain securities under special situations. A special situation arises when, in the adviser’s opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
A Fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.
Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.
Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures
15

positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.
Structured Products. A Fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Fund.
Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments (commodity-linked notes). Commodity-linked notes may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The purchase of commodity-linked notes will expose a Fund to the credit risk of the issuer of the commodity-linked product. Commodity-linked notes may also be more volatile, relatively less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be structured by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Issuers of structured notes include corporations and banks. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes also may be more volatile, relatively less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.
An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party
16

through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.
A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.
Swap transactions, caps and floors are typically net basis contracts (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess may be required to be posted as collateral with the counterparty as security for such obligations.
A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.
CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. The Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.
A Fund may enter into currency swaps. Currency swaps are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies, and typically require the delivery of the entire principal value of one designated currency in exchange for the other designated currency.
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
A significant risk in swap transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In the EU, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to a fund of a counterparty subject to such proceedings (sometimes referred to as a “bail in”). Currently, some transactions are required to be centrally cleared. Swap transactions that are not centrally cleared may be relatively less liquid than exchange-traded instruments and may be subject to margin requirements. Central clearing is expected to decrease counterparty risk by interposing the central clearinghouse as the counterparty to each of the parties to the original bi-lateral swap contract.
The Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions.
Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted the rules and regulations enacting the provisions of the Dodd-Frank Act. However, swap dealers, major market participants and swap counterparties are experiencing, and will continue to experience, new and additional compliance burdens and associated costs. The Dodd-Frank Act and the rules promulgated thereunder may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements
17

imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective.
To Be Announced (TBA) Investments Risk. TBA transactions include when-issued and delayed delivery securities and forward commitments. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security. TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, including but not limited to, holding a substantial portion of the Fund's assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.
United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which a Fund has exposure.
SEC Names Rule Requirement
Lincoln Hedged Nasdaq-100 Fund. The Fund’s policy of normally investing at least 80% of its assets in investments that reference the Underlying ETF, or in an underlying fund which tracks the same index as the Underlying ETF, is a nonfundamental policy changeable only upon 60 days’ notice to shareholders.
Lincoln Hedged S&P 500 Conservative Fund. The Fund’s policy of normally investing at least 80% of its assets in securities that reference the Index, or in an underlying fund which tracks the Index, is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
Lincoln Hedged S&P 500 Fund. The Fund’s policy of normally investing at least 80% of its assets in investments that reference the Index, or in an underlying fund which tracks the Index, is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
Lincoln Opportunistic Hedged Equity Fund. The Fund’s policy of normally investing at least 80% of its assets in investments that provide exposure to the Index and in an underlying fund which tracks the Index, is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
More about the Nasdaq-100 Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations' only relationship to Lincoln Financial Investments Corporation (“Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100® Index, and certain trade names of the Corporations and the use of the Nasdaq-100® Index, which is determined, composed and calculated by Nasdaq without regard to Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The “S&P 500®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by the Adviser on behalf of the Fund. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDS® are registered trademarks of S&P Global, Inc.
18

or its affiliates (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by the Adviser on behalf of the Fund. It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® to track general market performance. S&P Dow Jones Indices’ only relationship to the Fund with respect to the S&P 500® is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® is determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the Fund. S&P Dow Jones Indices have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. Neither S&P Dow Jones Indices are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR A THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUND REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE
ADVISER ON BEHALF OF THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Portfolio Transactions and Brokerage
The Funds' Adviser or sub-advisers (as applicable) (collectively referred to as the Adviser) are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The Adviser currently provides investment advice to a number of other clients. The Adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser, as the case may be).
On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased
19

for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.
In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.
The Board of Trustees will review the commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser regards as a useful supplement of its own internal research capabilities.
The Adviser may, from time-to-time, direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser; in addition, the Adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and not solely or necessarily for the benefit of the Funds. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.
During the last three fiscal years ended December 31, 2025, 2024 and 2023, the following Funds incurred brokerage commissions as follows:
Brokerage and Research Services
	2025	2024	2023
Lincoln Hedged Nasdaq-100 Fund	$4,099	$4,196	$2,066
Lincoln Hedged S&P 500 Conservative Fund	5,708	5,081	3,100
Lincoln Hedged S&P 500 Fund	13,792	5,697	1,501
Lincoln Opportunistic Hedged Equity Fund	8,240	6,426	N/A
The Funds paid no commissions to firms that provided brokerage or research services.
Purchases of Securities of “Regular” Brokers or Dealers
The Funds have not acquired holdings of its regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) that derived more than 15% of its gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser during the regular brokers or dealers most recent fiscal year.
No Commissions to Finance Distribution
The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund's portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.
Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the
20

opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

	2025	2024
Lincoln Hedged Nasdaq-100 Fund [2]	36%	53%
Lincoln Hedged S&P 500 Conservative Fund [1]	40%	38%
Lincoln Hedged S&P 500 Fund [2]	35%	37%
Lincoln Opportunistic Hedged Equity Fund [2]	58%	103%
1The Fund’s portfolio turnover increased in 2025 due to increased trade activity.
2The Fund’s portfolio turnover decreased in 2025 due to decreased trade activity.
Trustees and Officers
The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board no later than the end of the calendar year (December 31) that occurs after the earliest of (1) the Independent Trustee’s 75th birthday or (2) the 20th anniversary of the Trustee becoming a Board member.
The Trust's officers are responsible for the Funds' day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.
The term Fund Complex includes the 114 series of the Trust.
Interested Trustee
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
John Morriss* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Chairman and Trustee	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial since October 2025. Formerly: Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.	118
Lincoln Bain Capital Total
Credit Fund since 2025 (1
portfolio); Lincoln Partners
Group Royalty Fund since
2025 (1 portfolio); Lincoln
Funds Trust since 2025 (2
portfolios); Lincoln Variable
Insurance Products Trust
since 2025 (114 portfolios)

*
Mr. Morriss is an interested person of the Trust because he is a Director and an Officer of Lincoln Financial Investments Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.
Independent Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Formerly: Managing Director, CID Capital (private equity firm) (2021- 2025)	114	None
21

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Peter F. Finnerty 66 Mason Terrace, Brookline, MA 02446 YOB: 1963	Trustee	Since July 2024	Retired; Formerly: US Mutual Fund Leader, Global Asset, Wealth Management Assurance Leader, and Partner of Pricewaterhouse Coopers LLP (accounting firm)	114	Board of Directors of CBRE Global Real Estate Income Fund
Ken C. Joseph 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1962	Trustee	Since January 2022	Chief Compliance Officer, Braidwell L.P; Formerly: Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas, Kroll LLC	114
Board of Directors of
University Settlement
(Executive Committee);
Former President and
member of the Board of
Directors of Harvard
Kennedy School NY/NJ/CT
Alumni Network; Board of
Directors of the University
of North Carolina, School of
Law Alumni Association

Barbara L. Lamb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since February 2019	Retired; Formerly: Managing Director for Finance and Administration, WH Trading, LLC (derivatives trading firm) (2016-2022)	114	None
Pamela L. Salaway 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired	114	None
Manisha A. Thakor 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1970	Trustee	Since January 2022	Independent Consultant of MoneyZen LLC; Formerly: Vice President, Brighton Jones	114	Board Member at The National Endowment for Financial Education since 2017
Brian W. Wixted 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1959	Trustee	Since February 2019	Managing Member, Brian Wixted, LLC; Formerly: Senior Consultant, CKC Consulting and an Advisory Partner, AI Capital; Formerly: Senior Vice President, Finance, and Fund Treasurer, Oppenheimer Funds, Inc. (mutual fund complex)	114	Thornburg Income Builder Opportunities Trust since 2020 (1 portfolio)
Nancy B. Wolcott 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired	114
FundVantage Trust since
2011 (23 portfolios); Third
Avenue Trust since 2019 (4
portfolios); Third Avenue
Variable Series Trust since
2019 (1 portfolio); Polen
Credit Opportunities Fund
since 2023 (1 portfolio)

22

Officers of the Trust
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Matthew L. Arnold 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Vice President	Since December 2023	Vice President, Lincoln National Corporation
Matthew T. Berger 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2019	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Paul T. Chryssikos 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Senior Vice President, Chief Legal Officer and Assistant Secretary	Since October 2025	Senior Vice President, Chief Legal Officer, Assistant Secretary, Chief Counsel, Investment Management, Distribution and Risk, Lincoln Financial Investments Corporation.
Samuel K. Goldstein 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Vice President, Deputy Chief Legal Officer, and Secretary	Since October 2025; Formerly: Vice President and Assistant Secretary since June 2019
Vice President, Deputy Chief Legal Officer,
and Secretary, Lincoln Financial Investments
Corporation; Vice President, The Lincoln
National Life Insurance Company; Vice
President, Lincoln Life & Annuity Company
of New York; Vice President, Lincoln
National Corporation.

Gordon Huellmantel 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Senior Vice President	Since October 2025
Director, Senior Vice President, Head of
Funds Management for Lincoln Financial
and Chief Operating Officer, Lincoln
Financial Investments Corporation;
Formerly: Senior Vice President, General
Account Investment Management Team.

James J. Hoffmayer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Vice President, Treasurer, and Chief Accounting Officer	Since February 2024; Formerly: Assistant Vice President since November 2021
Vice President and Treasurer, Lincoln
Financial Investments; Vice President and
Director of Separate Account Operations and
Mutual Fund Administration, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Financial
Investments; Managing Director, SEI;
Treasurer and Chief Financial Officer, SEI
Family of Mutual Funds.

Michael C. Hoppe 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1988	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2018	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Yun (Maria) Ma 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1978	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2015	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Since April 2018	Vice President, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
John Morriss 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	President	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial. Formerly; Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.
Colleen E. O’ Leary 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1984	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2018	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
23

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Jay T. Shearon 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1972	Vice President	Since March 2024; Formerly: Assistant Vice President since December 2015
Assistant Vice President, Lincoln Financial
Investments Corporation, Lincoln Life &
Annuity Company of New York, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Variable
Insurance Products Trust.

John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Since March 2022; Formerly, Vice President since May 2019
Senior Vice President and Head of Client
Investment Strategies, Lincoln Financial
Investments Corporation; Senior Vice
President, Lincoln Life & Annuity Company
of New York; Senior Vice President, Lincoln
National Corporation; Senior Vice President,
The Lincoln National Life Insurance
Company; Formerly, Head of Product
Management, Nationwide Investment
Management Group.

Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since April 2018	Vice President and Managing Director, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Trustee Qualifications
The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.
Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Prior to December 2025, he was a Managing Partner of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb often served as a director of portfolio companies in which CID invests. He has previously served as a director of multiple other companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.
Peter F. Finnerty. Mr. Finnerty has served as a Trustee of Lincoln Variable Insurance Products Trust since 2024. Prior to July 2024, he was a partner of Pricewaterhouse Coopers LLP where he served as US Mutual Fund Leader and Global Asset & Wealth Management Assurance Leader. Mr. Finnerty joined Pricewaterhouse Coopers LLC (“PwC”) in 1985 and served as a partner since 1996 to the firm’s domestic and international investment management clients. Mr. Finnerty holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants. Through his experience, Mr. Finnerty provides the Board with accounting, auditing and financial services industry experience.
Ken C. Joseph. Mr. Joseph has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. He is currently the Chief Compliance Officer and a Partner of Braidwell LP. Mr. Joseph was previously a Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas for Kroll LLC (formerly Duff & Phelps, LLC). Mr. Joseph served for over 20 years at the U.S. Securities & Exchange Commission, including as Associate Director/Senior Officer in the Division of Examinations (formerly the Office of Compliance Inspections and Examinations), and as an Assistant Director in the Division of Enforcement. He also served as an Associate Dean of St. John’s University, NY. Currently, he serves on the Compliance Committee of the New York City Bar Association and on the following not-for-profit boards: University Settlement (Executive Committee), the Association of Securities and Exchange Commission Alumni, the University of North Carolina, School of Law Alumni Association, and the Legal & Compliance Advisory Committee of United States Youth Soccer Association. He previously served on the Board of Directors of the Harvard Kennedy School NY/NJ/CT Alumni Network (former President & Vice President). Mr. Joseph provides the board with compliance, securities law and business experience.
24

Barbara L. Lamb. Ms. Lamb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. She retired from WH Trading LLC in 2022. Ms. Lamb served as a Managing Director of Finance and Administration for WH Trading LLC from 2015-2022. She previously served as a Managing Director of Cheiron Trading LLC from 2012-2015 and a Financial Officer for Valorem Law Group, LLC from 2008-2009. Previously, she served as Chief Development Officer for Market Liquidity, LLC from 1999-2001. Ms. Lamb served as Chief Credit Officer, Senior Vice President, and Director for The Chicago Corporation from 1986-1998 and in several finance and development positions from 1980-1986. Ms. Lamb holds the Chartered Financial Analyst Designation and is a member of the CFA Institute of Chicago. Through her experience, Ms. Lamb provides the board with risk management and investing insight.
John Morriss. Mr. Morriss has served as the Chairman and as a Trustee of Lincoln Variable Insurance Products Trust since October 2025. Mr. Morriss is the Executive Vice President and Chief Investment Officer for Lincoln Financial. In this role, Morriss provides executive leadership, strategic direction, and oversight of the company’s general account, funds management and private markets investment strategies, with more than $300 billion in assets under management. He leads a team of investment professionals focused on portfolio construction, asset allocation, sub-advisor due diligence, and the development of equity, fixed income, and alternative investment strategies. He reports to Ellen Cooper, Chairman, President and CEO, and is a member of the company's Senior Management Committee.
Morriss has more than 30 years of investment experience. Prior to his current role at Lincoln, he served as Head of Public and Private Fixed Income at Fortitude Re, overseeing the organization’s insurance-focused investment portfolios. Prior to joining Fortitude Re in 2020, he held the role of Senior Vice President of Fixed Income Investments at Lincoln for four years. Earlier he spent 18 years at TIAA, where he held leadership roles spanning structured finance research, international and high-yield credit, portfolio management, and fixed income research. He began his career as a currency trader at Chase Manhattan Bank.
Morriss holds a Bachelor of Arts in History from the College of the Holy Cross and an MBA in Finance from New York University's Stern School of Business.
Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time, she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.
Manisha A. Thakor. Ms. Thakor has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. Ms. Thakor currently serves at MoneyZen LLC, which she founded in 2009. From 2018-2020, Ms. Thakor served as Vice President at Brighton Jones. From 2015-2017, Ms. Thakor served as Director of Wealth Strategies for Women at Buckingham Financial. She is a Board member of The National Endowment for Financial Education. Ms. Thakor is also a Chartered Financial Analyst (CFA) charterholder and Certified Financial Planner (CFP®). Ms. Thakor provides the Board with investment management experience and financial services industry insight.
Brian W. Wixted. Mr. Wixted has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. Mr. Wixted formerly served as a consultant for CKC Consulting and since 2019, as an Advisory Partner with AI Capital. Mr. Wixted served as the Senior Vice President of Finance and Fund Treasurer of the Oppenheimer Funds from 1999-2016. He served as the Principal and Chief Operating Officer of Bankers Trust Company’s Mutual Funds Group from 1995-1999 and the Vice President and Chief Financial Officer for CS First Boston Investment Management Corp from 1991-1995. Mr. Wixted served as Vice President and Accounting Manager with Merrill Lynch Asset Management from 1987-1991. From 1981-1987, he held several accounting positions with brokerage and accounting firms. Mr. Wixted holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants and the New York State Society of Certified Public Accountants. Through his experience, Mr. Wixted provides mutual fund, investment management and financial services industry insight.
Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery at BNY Mellon Asset Servicing from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Prior to that, Ms. Wolcott served as Executive Vice President of the predecessor firm, PFPC Worldwide Inc., from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial services industry insight.
Board Oversight
The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management of the Funds. The Trust’s day-to-day operations are managed by the adviser and other service providers who have
25

been approved by the Board. The Board is currently composed of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Trustee). The Interested Trustee serves as the Chairperson of the Board.
The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Ms. Wolcott currently serves as the Lead Independent Trustee.
Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Board regularly requests and/or receives reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Fund’s expenses, oversee compliance with regulatory requirements, and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.
As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds’ investment performance with the Adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address risks. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act and a quarterly report regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee a minimum of three times each calendar year.
The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.
Board Committees
Audit Committee. The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Ken C. Joseph, Barbara L. Lamb, Nancy B. Wolcott and Brian W. Wixted (Chair). The Audit Committee met four times during the last fiscal year.
Investment Committee. The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Steve A. Cobb (Chair), Peter F. Finnerty, Pamela L. Salaway and Manisha A. Thakor. The Investment Committee met four times during the last fiscal year.
Nominating and Governance Committee. The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The Board has adopted a charter for the Nominating and Governance Committee setting forth such Committee’s responsibilities. The members of the Nominating and Governance Committee are Independent Trustees: Steve A. Cobb, Peter F. Finnerty, Ken C. Joseph, Barbara L. Lamb, Pamela L. Salaway, Manisha A. Thakor (Chair), Brian W. Wixted, and Nancy B. Wolcott. The Nominating and Governance Committee met four times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.
Ownership of Securities
As of December 31, 2025, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2025, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:
26

Interested Trustee
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John Morriss	None	None
Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb
LVIP Baron Growth Opportunities Fund — $50,001 – $100,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Dimensional U.S. Equity Managed Volatility Fund — $50,001 – $100,000
LVIP State Street S&P 500 Index Fund — $50,001 – $100,000
Over $100,000
Peter Finnerty	None	None
Ken C. Joseph	LVIP Vanguard Domestic Equity ETF Fund — over $100,000	Over $100,000
Barbara L. Lamb
LVIP Dimensional U.S. Core Equity 1 Fund — $10,001 – $50,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Vanguard Bond Allocation Fund — $10,001 – $50,000
LVIP Dimensional International Core Equity Fund — $10,001 – $50,000
Over $100,000
Pamela L. Salaway	LVIP State Street S&P 500 Index Fund — Over $100,000 LVIP Baron Growth Opportunities Fund — $50,001 – $100,000 LVIP Mondrian International Value Fund — $10,001 – $50,000	Over $100,000
Manisha A. Thakor	LVIP State Street Small Cap Index Fund — $50,001 – $100,000 LVIP State Street Nasdaq-100 Index Fund — $50,001 – $100,000	Over $100,000
Brian Wixted
LVIP State Street S&P 500 Fund — $10,001 – $50,000
LVIP State Street Short Term Bond Index Fund  — $10,001 – $50,000
LVIP State Street Mid Cap Index Fund - $10,001 - $50,000
LVIP State Street Small-Cap Index. Fund - $10,001 - $50,000
LVIP JPMorgan Retirement Income Fund - $10,001 - $50,000
LVIP American Growth-Income Fund - $10,001 - $50,000
LVIP JPMorgan High Yield Fund – Under $10,000
LVIP State Street International Index Fund – Under $10,000
LVIP Mondrian Global Income Fund – Under $10,000
LVIP Nomura US REIT Fund – Under $10,000
LVIP State Street Emerging Markets Equity Index Fund – Under $10,000
LVIP AllianceBernstein Growth Fund – Under $10,000
LVIP American Growth Fund – Under $10,000
$50,001 - $100,000
Nancy B. Wolcott	LVIP American Balanced Allocation Fund — $50,001 – $100,000	Over $100,000
Brian Wixted served as officer for OppenheimerFunds, Inc. (“Oppenheimer”) from 1999 until his retirement in 2016. He has a deferred compensation plan previously sponsored by Oppenheimer where he receives an annual payout for a fixed number of years based on the performance of phantom share investments in Oppenheimer funds. In 2019, Invesco acquired Oppenheimer and assumed financial responsibility for payments under the former Oppenheimer deferred compensation plan. Invesco began serving as a sub-adviser to certain LVIP Funds on February 8, 2019. Payments under the plan to Mr. Wixted have exceeded $120,000 during the past two calendar years. The payment amounts are determined by previously established factors (i.e., performance of the relevant funds), and the payment amounts are not impacted by the profits of Oppenheimer or Invesco.
27

Compensation
The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2025:
Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$387,000	$387,000
Peter F. Finnerty, Trustee	$359,000	$359,000
Ken C. Joseph, Trustee	$359,000	$359,000
Barbara L. Lamb, Trustee	$355,000	$355,000
Pamela L. Salaway, Trustee	$359,000	$359,000
Manisha A. Thakor, Trustee	$369,000	$369,000
Brian W. Wixted, Trustee	$387,000	$387,000
Nancy B. Wolcott, Trustee	$434,000	$434,000
Investment Adviser and Sub-Adviser
Investment Adviser. Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) is the investment adviser to the Funds. LFI is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LFI's address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
Pursuant to the Investment Management Agreement, LFI manages each Fund's portfolio investments and reports to the Board of Trustees. Each Fund pays LFI a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LFI may vary according to the level of assets of that Fund.
For the fiscal year ended December 31, 2025, each Fund paid fees to LFI equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
Lincoln Hedged Nasdaq-100 Fund	0.32%
Lincoln Hedged S&P 500 Conservative Fund	0.43%
Lincoln Hedged S&P 500 Fund	0.43%
Lincoln Opportunistic Hedged Equity Fund	0.55%
Advisory Fees Paid by Each Fund
For the last three fiscal years ended December 31, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:
	2025	2024	2023
Lincoln Hedged Nasdaq-100 Fund	$41,065	$21,595	$10,332
Lincoln Hedged S&P 500 Conservative Fund	81,877	44,354	24,698
Lincoln Hedged S&P 500 Fund	157,311	44,855	19,681
Lincoln Opportunistic Hedged Equity Fund	45,158	23,114	733 [1]
1
The Fund commenced operations on December 13, 2023.
Expense Reimbursements
For the last three fiscal years ended December 31, LFI reimbursed the Funds, as reflected in the table below, under the applicable expense reimbursement agreement:
	2025	2024	2023
Lincoln Hedged Nasdaq-100 Fund	$58,390	$69,901	$85,501
Lincoln Hedged S&P 500 Conservative Fund	83,421	79,949	76,462
Lincoln Hedged S&P 500 Fund	74,852	75,784	78,153
28

	2025	2024	2023
Lincoln Opportunistic Hedged Equity Fund	78,068	82,200	24,927 [1]
1
The Fund commenced operations on December 13, 2023.
Fee Waivers and Expense Reimbursements
With respect to Lincoln Hedged Nasdaq-100 Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.23% on the first $50 million of the Fund’s average daily net assets; and 0.00% of the Fund’s average daily net assets in excess of $50 million. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.62% of average daily net assets for the Standard Class of the Fund and 0.97% for the Service Class. Any reimbursement made by the Adviser is subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through June 21, 2027, and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to Lincoln Hedged S&P 500 Conservative Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.12% on the average daily net assets of each Fund. The Adviser has also contractually agreed to reimburse each Fund to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.58% of average daily net assets for the Standard Class of each Fund and 0.93% for the Service Class of each Fund. Any reimbursement made by the Adviser is subject to recoupment from a Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of a Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through June 21, 2027, and cannot be terminated before that date without the mutual agreement of the Funds’ Board of Trustees and the Adviser.
With respect to Lincoln Hedged S&P 500 Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.12% on the average daily net assets of each Fund. The Adviser has also contractually agreed to reimburse each Fund to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.58% of average daily net assets for the Standard Class of each Fund and 0.93% for the Service Class of each Fund. Any reimbursement made by the Adviser is subject to recoupment from a Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of a Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through June 21, 2027, and cannot be terminated before that date without the mutual agreement of the Funds’ Board of Trustees and the Adviser.
With respect to Lincoln Opportunistic Hedged Equity Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.59% of the Funds average daily net assets for the Standard Class (and 0.94% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.
Sub-Adviser. As adviser, LFI is primarily responsible for investment decisions affecting each of the Funds under its management. LFI has delegated day-to-day portfolio management responsibility of the Funds to an investment management firm to serve as sub-adviser. The sub-adviser makes investment decisions for each Fund in accordance with the Fund’s investment objectives and places orders on behalf of that Fund to effect those decisions. LFI provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.
Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser to the Funds. Milliman is located at 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606. Milliman was established in 1998, and also advises other investment companies, insurance companies, financial institutions, other pooled investment vehicles in addition to the Fund. The sub-adviser is a wholly owned subsidiary of Milliman Inc.
LFI pays Milliman a monthly fee equal to a percentage of the average daily net assets of the portion of the Fund for which Milliman provides investment sub-advisory services. The aggregate annual rates of the fees that LFI pays to the sub-adviser may vary according to the level of assets Milliman manages. For the fiscal year ended December 31, 2025, LFI paid fees to Milliman equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of each Fund:
29

Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
Lincoln Hedged Nasdaq-100 Fund	0.20%
Lincoln Hedged S&P 500 Conservative Fund	0.20%
Lincoln Hedged S&P 500 Fund	0.20%
Lincoln Opportunistic Hedged Equity Fund	0.20%
Sub-Advisory Fees Paid by Each Fund
During the last three fiscal years ended December 31, the following amounts were paid for investment sub-advisory services with respect to the management of each Fund. LFI, not the Fund, pays all sub-advisory fees owed.
	2025	2024	2023
Lincoln Hedged Nasdaq-100 Fund	$25,666	$13,497	$6,457
Lincoln Hedged S&P 500 Conservative Fund	38,082	20,630	11,487
Lincoln Hedged S&P 500 Fund	73,168	20,863	9,154
Lincoln Opportunistic Hedged Equity Fund	16,421	8,405	267 [1]
1
The Fund commenced operations on December 13, 2023.
Service marks. The Funds’ service marks and the name “Lincoln” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LFI ceases to be the Funds’ investment adviser.
The Trust has licensed certain trademarks and the trade names of S&P and of S&P 500® Index. The Trust also has licensed certain trademarks and trade names of Nasdaq-100® Index, which are determined, composed and calculated by S&P and Nasdaq, Inc. without regard to the Funds.
Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.
Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LFI or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser's or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 866-436-8717 or on the Funds’ website at https://
lincolnfinancial.com/lvip; and (2) on the SEC's website at http://www.sec.gov.
Portfolio Managers
The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager is referred to in this section as a “portfolio manager.” Portfolio managers are the individuals employed by or associated with the Fund or an investment adviser of the Fund who are primarily responsible for the day-to-day management of the Fund’s portfolio.
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2025.
Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Milliman Financial Risk Management, LLC
Robert T. Cummings
Registered Investment Companies	183	$27,116	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
30

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Maria Schiopu
Registered Investment Companies	36	$28,535	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Ruby Shi
Registered Investment Companies	11	$17,849	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Material Portfolio Manager Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager of a mutual fund has day-to-day management responsibilities with respect to the portfolio assets of more than one investment account, such as other pooled investment vehicles (including mutual funds, private funds, etc.) or separately managed accounts (collectively, “Accounts”).
Potential conflicts of interest may occur in connection with a portfolio manager’s management of a fund named in this SAI (a “Fund”), on one hand, and the investments of another Account, on the other. LFI has policies and procedures that it believes reasonably address the conflicts associated with managing multiple Accounts. The management of multiple Accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and the Fund. Material conflicts may exist between the investment strategy of the Fund and the investment strategy of other Accounts managed by the portfolio manager such as when an Account sells (or buys) a security, while the Fund buys or holds (or sells) the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by the Fund.
Material conflicts may exist in the allocation of investment opportunities between the Fund and other Accounts managed by the portfolio manager. LFI and each Fund’s sub-adviser(s), if any, have adopted policies and procedures designed to allocate investments fairly across a Fund and other Accounts.
No Fund or other LFI managed Account with a strategy similar to any of the Funds charges a performance-based fee.
The information below relates solely to the Fund(s) managed by the particular adviser or sub-adviser.
Milliman Financial Risk Management LLC
Milliman FRM acts as an adviser or sub-adviser to institutional clients including life insurers. Certain of the mutual funds for which Milliman FRM also acts as adviser or sub-adviser may be included in the lineup of underlying funds in which such life insurers’ separate accounts invest. Milliman FRM’s compliance program and other corporate policies and procedures are implemented and enforced to prevent any potential conflicts from affecting our performance or services to our clients. For example, such conflicts may be mitigated by policies such as the inclusion of written disclosures or specific contractual provisions, or our client confidentiality and privacy policies.
Milliman FRM provides investment advisory services to certain funds that are sold to the retirement plan market. Another group within our parent company, Milliman, Inc., provides actuarial and administrative services to retirement plan sponsors, including public and private defined benefit and defined contribution plans. Some of these clients also engage Milliman FRM for investment advisory services. To avoid engaging in prohibited transactions, the value of clients’ investment in these trusts or funds may be excluded from Milliman FRM portfolio management fees or from the fees of the related services.
From time to time, Milliman FRM and Milliman, Inc. will both advise the same client in relation to different aspects of their financial needs. Where this occurs, the relationship between Milliman and FRM is disclosed in advance and fees are structured in a manner that is fair to the client and consistent with applicable law.
Milliman FRM may recommend that current clients participate in services or programs offered by third parties with which we have a relationship, including the provision of sub-advisory services. In such cases we disclose to the current client the arrangement between Milliman FRM and the third party, and that we receive an economic benefit when recommending such programs by our receipt of a sub-advisory fee.
We are not aware of any effect these potential conflicts may have on the Funds at this time.
Compensation Structures and Methods
Information regarding each portfolio manager's compensation is attached hereto as Appendix C.
31

Beneficial Interest of Portfolio Managers
Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.
As of the Funds' fiscal year ended December 31, 2025, no portfolio manager of any Fund beneficially owned shares of any Fund.
Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LFI, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous.
For fiscal years ended December 31, 2025, 2024 and 2023, LFD received $199,287,590, $194,623,872, and $177,938,119, respectively, in compensation from the Trust.
Administration Agreement
The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LFI and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.
For the fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid Lincoln Life $12,090,608, $11,515,673, and $10,571,726, respectively, in administrative services reimbursement.
The Trust compensates Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Funds.  These contractholder services include, among others: responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders.  In addition, Lincoln Life provides certain corporate-level services to each of the Funds, such as: anti-money laundering and fraud prevention; privacy and data security; disaster recovery; and services related to regulatory duties, such as duties of confidentiality and disclosure.
For the fiscal years ended December 31, 2025 and 2024, the Trust paid Lincoln Life $34,744,937 and $30,947,378, respectively, in contractholder servicing and corporate-level services reimbursement.
Securities Lending
None of the Funds engaged in any securities lending for the fiscal year ended December 31, 2025.
Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), effective October 15, 2018 (November 19, 2018 for the funds of funds and master feeder funds), pursuant to which State Street provides certain accounting services for the Fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses.
32

For fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid $7,662,396, $7,300,929, and $8,785,055, respectively, pursuant to its Accounting Agreement.
Code of Ethics
The Trust, LFI and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LFI who regularly have access to information about securities purchased for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.
Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 114 funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.
Each Fund currently offers two classes of shares: Standard Class and Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.
Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
Control Persons and Principal Holders of Securities
Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions received by owners of the Variable Contracts. A small number of Contract Holders could therefore determine whether Fund proposals are approved.
33

For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 S. Harrison Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third-party insurance companies.
As of April 1, 2026, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund's outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds. The fund of funds generally will vote their shares of underlying funds in the same proportion as the vote of all of the other holders of the underlying fund's shares, a technique known as “echo voting.”
Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.
Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.
For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.35% for the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.
No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.
The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued.
For the fiscal year ended December 31, 2025, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $199,287,590.
Revenue Sharing
LFI and its affiliates, including LFD, and/or each Fund's sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LFI receives from the Funds or the sub-advisory fees the sub-advisers receive from LFI, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Funds and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.
A significant purpose of these payments is to increase sales of the Funds' shares and the products that contain the Funds. LFI and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.
34

Valuation of Portfolio Securities
Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.
In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:
Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.
Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.
Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.
Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.
Each Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.
Each Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.
Each Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.
Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations. In this regard, certain Funds provides daily post-trade position reports, as well as reports showing the Fund’s daily futures transactions pursuant to certain fund strategies, to the annuity pricing group and market risk management group within Lincoln Life, LFI’s parent company. In addition, certain Funds provide monthly portfolio holdings on a post-trade basis to Lincoln Life approximately 20 days after the end of each month. The pricing group uses Fund information to support the group’s oversight of risk management functions for certain Funds and Lincoln Life, but does not engage in any trading activities. The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities. Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associated insurance products. Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.
35

Certain sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund’s portfolio holdings: (1) ratings organizations, such as Moodys, and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Morningstar and Lipper, Factset Research Systems, Intex, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Bloomberg PORT, BarraOne/MSCI Barra, Barclays Capital, BlackRock Aladdin, Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, Hedgemark, MoneyMate and Barclays Capital Point, Acuity Knowledge Partners, Virtu Financial, Markit/Wall Street Office and Axioma provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Electra Securities, TriOptima, FX Connect, OMEGO LLC, Infinit Outsourcing, Inc., Limited, Cogent Consulting, Abel Noser, Charles River Communications and StarCompliance, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services such as Accenture LLP, Bank of New York Mellon, Brown Brothers Harriman & Co., Fidelity Corporate Action Solutions, State Street Bank and Trust Company, State Street Investment Manager Solutions, ION and Northern Trust, provided generally on a daily basis for the purpose of providing operational functions including, but not limited to, Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund’s holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.
Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser, or sub-advisers, trading services providers, class action service provider (Kessler Topaz Meltzer & Check, LLP), custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.
The Funds will disclose their portfolio holdings in public SEC filings. The Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.
Neither the Funds, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds' portfolio holdings information.
The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.
The Trust's Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds' investment adviser and other Fund affiliates, on the other. Moreover, the Funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance review and will recommend any remedial changes to the procedures.
Purchase and Redemption Information
Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the Funds may also be purchased by the Trust's funds of funds, which invest their assets in other mutual funds. The offering price of a Fund’s shares is equal to its net asset value per share.
If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.
Custodian and Transfer Agent
All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.
36

Lincoln Life performs the Funds’ dividend and transfer agent functions.
Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds' Independent Registered Public Accounting Firm. In addition to the audits of the Funds' financial statements, Ernst & Young LLP also reviews certain regulatory reports and performs other tax services when engaged to do so by the Trust.
Financial Statements
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference. The audited financial statements and the reports for the year ended December 31, 2025, of Ernst & Young LLP thereon are incorporated by reference. We will provide a copy of each Fund's annual report and financial statements, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 866-436-8717.
Taxes
Regulated Investment Company. Each Fund intends to qualify, and has elected to be taxed as, a regulated investment company under the Internal Revenue Code (the “Code”). A regulated investment company’s ordinary income and net realized capital gains, if distributed to shareholders, will not be subject to corporate income tax. Each Fund, as a regulated investment company, must, among other things, annually derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale of stock or securities or foreign currencies, or other income, such as income derived from interests in “qualified publicly traded partnerships,” gains from options, futures, or forward contracts, derived with respect to the Fund’s other investments (the Income Requirement).
Each Fund also intends to comply with diversification requirements that apply to mutual funds investing in variable contracts. Generally, a Fund will be required to diversify its investments so that on the end of each calendar quarter: no more than 55% of total assets is represented by any one investment; no more than 70% is represented by any two; no more than 80% is represented by any three; and no more than 90% is represented by any four.
For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by such. A Fund may satisfy an alternative asset diversification test under certain circumstances.
Each Fund may sell its shares directly to certain qualified pension and retirement plans, and to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. If a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract owners would be treated as the Fund’s shareholders, and the contracts invested in the Fund would not be treated as annuity, endowment, or life insurance contracts under the Code. All income and gain earned from those contracts both in past years and currently would be taxed currently to the Contract owners, and income and gain would remain subject to taxation as ordinary income thereafter.
If a Fund fails to qualify as a regulated investment company, the Fund would be subject to tax as an ordinary corporation on all of its taxable income and gain, whether or not distributed to shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company, the Fund’s distributions would be characterized as ordinary dividend income to its shareholders, and Contract owners would be required to include in ordinary income any income earned under the contracts for the current and all prior taxable years. A Fund’s failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts. Under certain circumstances inadvertent failures to satisfy the diversification requirements may be corrected.
Certain Funds may invest in exchange traded vehicles that track commodity returns. Under the Code, these investments are not considered “securities” for purposes of the Income Requirement. As a result, any income generated by such investments is not included in determining compliance with the Income Requirement’s 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year. To the extent that a Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.
Medicare Tax. A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments, and net gain from investments) of certain individuals, trusts and estates.
37

Fund Distributions. Dividends that a Fund pays from its ordinary income and distributions of a Fund’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of a Fund’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable to life insurance companies under the Code. See the Contracts Prospectus for a description of the respective Insurance Company’s tax status and the charges that may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, each Fund will send to the Insurance Companies a written notice reporting the amount and character of any distributions made during such year. Any benefits reported will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
Foreign Investments. Dividends or other income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign jurisdictions. Tax conventions, such as treaties, between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities in foreign corporations or in other regulated investment companies, the Fund may elect to treat its foreign income tax payments as paid by the Insurance Companies for U.S. income tax purposes. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make this election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount that will be available for the deduction or credit. Certain limitations apply to the credit (but not the deduction) for foreign taxes that an Insurance Company may claim. Foreign taxes each Fund pays will reduce the return on the Fund’s investments. Any benefits of a foreign tax credit or deduction as a result of this election will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
A Fund or Underlying Fund that invests in non-U.S. securities may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is eligible to do so may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund or underlying fund, depending on the circumstances.
Contract Owner Taxes. Since individual Contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the Contract owner level. The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. An alternative asset diversification test may be satisfied under certain circumstances.
Each Fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract holders would be treated as the owners of the shares and the contracts invested in the Fund would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the Contract holders, and income and gain would remain subject to taxation as ordinary income thereafter.
Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.
38

A Fund or an underlying fund, if invested in non-U.S. securities, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is permitted to do so may elect to “pass through” to its investors, including a Fund, the amount of non-U.S. income taxes paid by the Fund or underlying fund. A Fund itself will be eligible to elect to “pass through” such amounts to its stockholders and may do so, depending upon circumstances.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments and net gain from investments) of certain individuals, trusts and estates.
Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code reporting the amount and character of any distributions made during such year. Any benefits of such designation will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations or in other regulated investment companies, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by the Insurance Companies. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. Federal income tax deduction or as a foreign tax credit against their U.S. Federal income taxes. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount which will be available for the deduction or credit. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed. Foreign taxes paid by each Fund will reduce the return from the Fund’s investments. Any benefits of such reporting will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.
The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
39

Appendix A — Reserved
40

Appendix B — Proxy Voting Policies and Procedures
Lincoln Financial Investments Corporation (“LFI”)
I. Introduction
The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, LFI.
LFI has adopted these Policies and Procedures to govern LFI’s implementation of proxy voting for LFI’s clients, which include the Lincoln Funds.
II. Policies
LFI shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).
Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LFI believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LFI votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.
In exercise voting authority LFI will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:
•
Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;
•
Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•
Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
III. Procedures
A. Direct Investments
LFI may invest directly in equity and fixed income securities, and other types of investments. LFI will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LFI will vote proxies in the Client’s best interests, as determined by LFI. In making such determination, LFI may rely on analysis from proxy voting consultants or third-party proxy voting services. LFI will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LFI may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.
B. Sub-Advised Funds
LFI advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LFI shall review each sub-adviser’s proxy voting policies and procedures as follows:
•
Before a sub-adviser is retained, LFI’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.
•
Each quarter, LFI’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LFI’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.
•
During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LFI reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.
41

C. Funds of Funds
LFI advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.
When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LFI shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”
When a fund of funds invests directly in securities other than mutual funds, LFI shall follow the procedures outlined in “Direct Investments” above.
D. Master-Feeder Funds
LFI advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.
If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.
Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.
E. Material Conflicts
In the event that LFI identifies a potential material conflict of interest between a Client and LFI, or any LFI-affiliated entity, LFI will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LFI. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.
IV. Disclosure
A. Form ADV
LFI shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LFI will disclose how Clients may obtain information about how LFI voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.
B. Statement of Additional Information (SAI)
Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).
C. Annual Reports
Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.
D. Proxy Voting Record on Form N-PX
The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
V. Recordkeeping
LFI shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:
(a)
Proxy Voting Policies and Procedures;
(b)
Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);
42

(c)
A copy of any document that LFI, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and
(d)
A copy of each written request from a Client, and any response to the Client, for information on how LFI voted the Client’s proxies.
Milliman Financial Risk Management LLC
When acting as the primary investment adviser to investment companies which invest in other unaffiliated investment companies (Underlying Funds), the Company shall vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted (“mirror vote”), or in accordance with instructions received from fund shareholders. The Company only votes proxies in instances where it is the primary adviser to a registered investment company as defined in the Investment Company Act.
Please Note: The Company will not be the primary adviser to the Funds; in addition, the Company expects that it will only be engaging in derivative transactions for the Funds, and derivatives do not carry voting rights. As such, the Proxy Voting Policy will not apply.
43

Appendix C — Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund's portfolio manager as of each Fund's fiscal year ended December 31, 2025:
Lincoln Financial Investments Corporation (“LFI”)
The equity programs are designed to position LFI to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:
BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.
ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.
LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.
DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LFI employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LFI-advised funds.
Milliman Financial Risk Management LLC
Compensation Overview
Milliman FRM portfolio managers and other employees are paid competitive salaries by Milliman FRM. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals and other key employees also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.
As Milliman FRM is primarily concerned with implementing its investment strategies for its clients, one factor in determining bonuses is how well portfolio managers and traders execute the strategy; bonuses are not contingent on taking excessive risks or chasing high returns. Salaries and discretionary bonuses are intended to allow Milliman FRM to compete for and retain talented professionals with appropriate experience and capabilities that complement our risk management business.
44

Lincoln Variable Insurance Products Trust
LVIP American Balanced Allocation Fund
LVIP American Funds Vanguard Active Passive Growth Fund
LVIP American Global Growth Fund
LVIP American Growth Allocation Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American Income Allocation Fund
LVIP American International Fund
LVIP American Preservation Fund
LVIP BlackRock Global Allocation Fund
LVIP JPMorgan Retirement Income Fund
LVIP State Street Conservative Index Allocation Fund
LVIP State Street Global Tactical Allocation Managed Volatility Fund
LVIP State Street Moderate Index Allocation Fund
LVIP State Street Moderately Aggressive Index Allocation Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund
LVIP T. Rowe Price 2060 Fund
LVIP Vanguard Bond Allocation Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
1301 South Harrison Street
Fort Wayne, Indiana 46802
Statement of Additional Information May 1, 2026
This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption — referred to as “Funds”—of Lincoln Variable Insurance Products Trust. The LVIP American Global Growth, LVIP American Growth, LVIP American Growth-Income and LVIP American International Funds (the “Master Feeder Funds”) offer Service Class II shares. Each other Fund offers two classes of shares: Standard Class and Service Class.
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference here and here. This SAI should be read in conjunction with each Fund’s prospectus dated May 1, 2026, as may be amended or supplemented. You may obtain copies of a Fund's prospectus, annual and semi-annual reports, and other information such as Fund financial statements upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 866-436-8717.

[THIS PAGE INTENTIONALLY LEFT BLANK]

3

Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
Prior to April 30, 2003, each fund in the Trust in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003.
Each of the Funds is diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”).
References to “Adviser” in this SAI include both Lincoln Financial Investments Corporation (“LFI”) and a Fund's sub-adviser (if applicable) unless the context otherwise indicates.
References to “each Fund,” a Fund” and “the Funds” in this SAI include the Fund and other series of the Trust.
The following Funds have changed their name within the past five years:
Current Fund Name	Former Fund Name	Date of Name Change
LVIP State Street Conservative Index Allocation Fund	LVIP SSGA Conservative Index Allocation Fund	May 1, 2026
LVIP State Street Global Tactical Allocation Managed Volatility Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund	May 1, 2026
LVIP State Street Moderate Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	May 1, 2026
LVIP State Street Moderately Aggressive Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	May 1, 2026
LVIP Structured Conservative Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	April 11, 2023
LVIP Structured Moderate Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	April 11, 2023
LVIP Structured Moderately Aggressive Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund	April 11, 2023
LVIP Vanguard Bond Allocation Fund	LVIP Dimensional/Vanguard Total Bond Fund	May 1, 2021
Master Feeder Structure
Each of the Master Feeder Funds operates as a “Feeder Fund” which means that the Feeder Fund does not buy investment securities directly. Instead, it invests in a “Master Fund” which in turn purchases investment securities. Each Feeder Fund has essentially the same investment objective and limitations as its Master Fund. Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). Each Feeder Fund will purchase Class 1 shares of the corresponding Master Fund as set forth below:
Feeder Fund	American Funds Master Fund
LVIP American Global Growth Fund	Global Growth Fund (Class 1 Shares)
LVIP American Growth Fund	Growth Fund (Class 1 Shares)
LVIP American Growth-Income Fund	Growth-Income Fund (Class 1 Shares)
LVIP American International Fund	International Fund (Class 1 Shares)
As a shareholder in a Master Fund, a Feeder Fund bears its ratable share of the Master Fund's expenses including advisory and administration fees. A Feeder Fund may withdraw its entire investment from a Master Fund at any time the Trust's Adviser, subject to approval of the Board of Trustees, decides it is in the best interest of the shareholders of the Feeder Fund to do so.
The Board of Trustees of the Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.
4

The investment adviser for the Master Funds is Capital Research and Management CompanySM (“CRMC”), an investment management organization founded in 1931. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. In addition to selling its shares to a fund, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors (“Interestholders”). The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding feeder fund.
The Statement of Additional Information for the Master Funds is delivered together with this SAI.
Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. In effecting its fundamental policies and investment restrictions, each Fund (with the exception of LVIP BlackRock Global Allocation Fund) will look through to the portfolio holdings of any underlying funds in which it invests. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).
Each Fund may not:
1.
Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.
2.
Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.
3.
Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
4.
Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.
6.
Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.
7.
With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.
The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.
The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the fund’s total assets from banks, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
“Senior securities” are generally fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund
5

may borrow money in amounts of up to one-third of the fund’s total assets from banks. A fund also may borrow an amount equal to up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.
Manager of Managers
Certain of the Funds employ a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29170 and 29197) to permit the Funds’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
The Funds have also received an SEC exemptive order (SEC Investment Company Act Rel. Nos. 34727 and 34749) which permits the Funds’ Board of Trustees to approve new sub-advisory agreements or material amendments to an existing sub-advisory agreement at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that: (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting; (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person meeting; (iii) the need for considering the proposal at a non-in-person meeting will be explained to the Board; and (iv) the Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case, the Board will consider the proposal at an in-person meeting unless the objection is rescinded).
What are the Underlying Funds?
Certain of the Funds are fund of funds (“Fund of Funds”), which means that the Fund of Funds invests some or all of its assets in one or more other mutual funds or exchange-traded funds (“Underlying Fund”). For this structure, the Fund of Funds may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Trust also has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29168 and 29196) to permit the Fund of Funds to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The Fund of Funds may also rely on an exemptive order from the SEC issued to a sub-adviser or an Underlying Fund.
Each Fund of Funds’ relative weightings in the Underlying Funds will vary over time. The Fund of Funds are not required to invest in any particular underlying fund. The Adviser or sub-adviser, as appropriate, may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.
Master Funds. The investment techniques and associated risks of each Master Fund are described in the prospectus and statement of additional information for the Master Funds.
Feeder Funds. Each Feeder Fund's prospectus discusses the Feeder Fund's principal investment strategies used to pursue the Feeder Fund's investment objective and the risks of those strategies. The following supplements the discussion in the Feeder Funds' prospectuses and in the Master Funds' prospectuses and statement of additional information of the investment strategies, policies and risk of each Feeder Fund and its Master Fund. Because a Feeder Fund invests all of its assets in a Master Fund, it only holds a beneficial interest in shares of the Master Fund. Each Master Fund invests directly in individual securities of other issuers. These investment strategies and policies are not fundamental and may be changed without approval of the shareholders of the Feeder Funds. The statement of additional information for the Master Funds is delivered together with this SAI.
6

Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means a Fund’s Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds or by other mutual funds in which a Fund invests.
The Fund of Funds do not invest directly in most of the securities and other instruments described below, but are still subject to certain risks through investing in Underlying Funds.
Information relating to an Underlying Fund is as of the Underlying Fund’s most recent prospectus and SAI. For additional and more current information regarding each Underlying Fund, investors should read the Underlying Fund’s current prospectus and SAI.
Below describes additional information concerning the investment strategies that the Funds may employ, either principal or discretionary, and the risks of those investment strategies.
All Funds Investments
The following additional investment strategy and risk information relates to all Funds.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of a Fund’s investments, or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or have an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and AI Technologies may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI Technologies. To the extent a Fund invests in companies that are involved in various aspects of AI Technologies, such Fund is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on AI Technologies. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Actual usage of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.
The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.
7

Cybersecurity. The use of technology is more prevalent in the financial industry, including the Funds’ management and operations, than in other industries. As a result, the Funds are more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. Cyber-attacks might potentially be carried out by persons or organizations, including foreign governments, using techniques, including electronically circumventing network security, overwhelming websites, gathering intelligence, engaging in ransomware attacks, efforts to make services unavailable to intended users and social engineering functions aimed at obtaining information necessary to gain access. In addition, power or communication outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds' operations. A cybersecurity breach may result in:
•
Financial losses to the Funds and shareholders;
•
The inability of the Funds to timely process transactions or conduct trades;
•
Delays or mistakes in materials provided to shareholders;
•
Errors or delays in the calculation of Funds’ net asset values;
•
Violations of privacy and other laws (including those related to identity theft);
•
Regulatory fines, penalties and reputational damage; and
•
Compliance and remediation costs, legal fees and other expenses.
In addition, the noted risks may adversely impact LFI, a Fund’s sub-adviser, if any, the Funds’ principal underwriter, administrator and other service providers to the Funds, as well as financial intermediaries and parties with which the Funds do business. These risks, in turn, could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, especially as different or unknown risks may emerge in the future. This is particularly the case because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact. There is also the risk that cybersecurity breaches may not be detected.
Environment, Social, and Governance (“ESG”). Although a Fund does not seek to implement a specific ESG, impact or sustainability strategy unless disclosed in its prospectus, the Fund’s investment process may integrate ESG factors with traditional fundamental factors. The weight given to any particular ESG factor varies across asset classes, sectors, and strategies and no one factor is determinative. When integrating ESG factors into the investment process, the Fund may rely on third-party data believed to be reliable, but the accuracy of such third-party data is not guaranteed. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, regardless of its source, is mostly based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. While the Fund believes that consideration of ESG factors has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the consideration of ESG factors will result in better performance. Investor views on positive or negative ESG characteristics can differ, and the current lack of common standards may result in different approaches to considering ESG factors. Accordingly, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A Fund’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.
Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of investments purchased by the Funds, subject to the Fund’s liquidity risk management program, as approved by the Board of Trustees.
The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
If the value of a Fund’s assets invested in illiquid investments at any time exceeds the limitation on illiquid investments, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.
8

Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.
A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the SEC (SEC Investment Company Act Rel. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.
If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.
Litigation Risk. From time to time, a Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects a Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by a Fund or adversely affect the value of the Fund’s shares.
Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.
Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.
Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.
Operational Risk. Each Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or
9

inadequate processes and technology or systems failures. Each Fund and the adviser (and sub-adviser, if any) seek to reduce these operational risks through controls and procedures. However, these measures do not completely eliminate such risk or address every possible risk and may be inadequate to address significant operational risks.
Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.
Private companies. The Funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent a Fund from selling their company shares for a period of time following the public offering.
Investments in private companies can offer a Fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.
Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.
The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.
Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
The short sale amounts designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
10

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.
When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.
Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, including but not limited to, holding a substantial portion of the Fund's assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.
United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which a Fund has exposure.
Equity Investments
The following additional investment strategy and risk information relates to each Fund that may invest in equity securities.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Equity Securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants. Equity securities may decline due to general market conditions, which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed-income securities.
Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated and the general risk that domestic and global economies have historically risen and fallen in periodic
11

cycles. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.
Exchange-Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times. Furthermore, bid/ask spreads and the resulting premium or discount to NAV of the ETF’s shares may widen during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LFI nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.
The Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in ETFs that are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts.  These ETFs are typically structured as grantor trusts and are not registered under the 1940 Act or subject to the regulations thereunder. The value of investments in ETFs that invest directly in commodities (including, but not limited to gold, silver, platinum or other precious metals), relates directly to the value of the commodities held by the ETF, and such ETFs have risks similar to direct investments in those commodities.  A significant portion of commodities are controlled by governments, central banks, hedge funds and other institutions.  If one or more of these institutions decides to sell a large quantity of a commodity, it could cause a decline in price of the commodity.  Should the speculative community take a negative view towards a commodity, it could also cause a decline in price of the commodity.  Other factors that may affect the price of a commodity include global supply and demand, political or financial events, investors' expectations with respect to the rate of inflation, currency exchange rates, interest rates, and the trading activities of hedge funds and commodity funds.
ETF Authorized Participant Concentration Risk. For an underlying exchange-traded fund, only an “authorized participant” may engage in creation or redemption transactions directly with the ETF. The ETF may have a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF and no other authorized participant is able to step forward to create or redeem “creation units,” the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.
Fixed Income Investments
The following additional investment strategy and risk information relates to each Fund that may invest in fixed-income securities.
Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors, including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing any credit enhancement. If the required payments of principal and interest are not made to the trust with respect to the underlying loans after the credit enhancement is exhausted, certificate holders may experience losses or delays in payment.
12

For many asset-backed securities, the cash flows from the pool are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the pool and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from an asset-backed security typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, asset-backed security tranches can experience substantial losses.
In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.
A Fund may invest in each of collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (SPE) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create synthetic exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.
Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced fire sale liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed-income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers. The rate of interest on a fixed-income security may be fixed, floating or variable. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The income earned by a Fund on investments in floating and variable rate securities will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus, a Fund’s income on such investments will be more unpredictable than the income earned on such investments with a fixed rate of interest.
Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.
As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest
13

rates. In periods of declining interest rates, the values of debt securities typically increase. In periods of rising interest rates, the values of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of a Fund’s shares to fluctuate in value.
A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services LLC (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.
Delayed Delivery and When-Issued Securities and Forward Commitments. Some Funds may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. The Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.
Exchange-Traded Notes (“ETNs”). A Fund may invest in ETNs. ETNs are typically notes representing senior, unsecured, unsubordinated debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (reference instrument) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service will accept, or a court will uphold, how a Fund characterizes and treat ETNs for tax purposes.
There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
High Yield Fixed-Income Securities (“Junk” Bonds). Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed-income securities (commonly referred to as high yield bonds or “junk” bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.
High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.
14

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws also may have a negative impact on the market for high yield bonds.
The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair valued” in accordance with a Fund's procedures. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. The rate of interest on a loan may be fixed, floating or variable. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower’s failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans directly or through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.
Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate (CMBS) or residential properties (RMBS). Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.
Mortgage-related securities include collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities”—are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.
15

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi- class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, a Fund may invest in various tranches of CMO bonds, including support bonds.
Fannie Maes and Freddie Macs are pass-through securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support.
The Federal Housing Finance Agency and the White House have made public statements regarding plans to consider ending the conservatorship of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on their creditworthiness and guarantees of certain mortgage-backed securities. Should Fannie Mae's and Freddie Mac's conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to a Fund. In addition, under the direction of the Federal Housing Finance Agency, Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.
The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.
Municipal Bonds. A Fund may invest in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (Municipal Bonds). A Fund may also invest in Municipal Bonds that pay interest excludable from gross income for purposes of state and local income taxes of the designated state and/or allow the value of a Fund’s shares to be exempt from state and local taxes of the designated state (State Municipal Bonds). A Fund may also invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the manager believes such securities to pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of the designated state and/or state and local personal property taxes of the designated state (Non-Municipal Tax-Exempt Securities). Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long term municipal securities. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by applicable law. Other types of Municipal Bonds include, but are not limited to, moral obligation bonds, municipal notes, municipal lease obligations, tender option bonds, variable rate demand obligations, municipal interest rate swap transactions, insured municipal bonds and Build America bonds.
The issuer of Municipal Bonds pays a fixed, floating or variable rate of interest, and must repay the principal at maturity. The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. Investments in
16

Non-Municipal Tax-Exempt Securities may present similar risks, depending on the particular product. Certain instruments in which a Fund may invest may be characterized as derivatives.
The value of the Municipal Bonds may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of a Fund’s investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers. There will be a limited market for certain Municipal Bonds and a Fund could face illiquidity risks.
Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is excluded from gross income for Federal income tax purposes and any applicable state and local taxes. Other types of private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues. The two principal classifications of Municipal Bonds are general obligation and revenue or special obligation bonds, which latter category includes private activity bonds (or industrial development bonds under pre-1986 law).
Real Estate Investment Trusts (“REITs”). Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act. For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITS may be entitled to the deduction.
Real Estate Securities. A Fund investing significantly in the global real estate industry may carry a much greater risk of adverse developments in the real estate industry than a fund that invests less significantly in that industry. Real estate values rise and fall in response to a variety of factors, including: local, regional, and national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.
To Be Announced (TBA) Investments Risk. TBA transactions include when-issued and delayed delivery securities and forward commitments. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security. TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). The guarantee by the U.S. Government may be affected by ongoing debt negotiations and related uncertainty or debt default.
17

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.
U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.
A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.
A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.
In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.
Foreign Investments
The following additional investment strategy and risk information relates to each Fund that may invest in foreign securities.
Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge). Certain Funds may also invest in currency forwards to gain exposure to a particular currency or to enhance returns.
A Fund may enter into forward contracts to shift its investment exposure from one currency to another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.
The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the
18

foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.
Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.
Forward Foreign Currency Contract Risk. A Fund may use forward foreign currency contracts to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. These forward contracts are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund’s holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments and therefore may reduce the value of foreign investments.
Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may be difficult to enforce legal rights in foreign countries.
Investing abroad involves different political and economic risks. The national politics of foreign countries can be unpredictable and subject to influence by disruptive political groups or ideologies. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, tariffs, trade embargoes or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability or collapse, military action or unrest, terrorism, regional conflicts, war or adverse diplomatic developments, which could negatively impact investments in those countries. Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, increase diligence and other similar costs to a Fund, render valuation of affected investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect a Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole.
The foreign countries in which a Fund invests may become subject to economic and trade sanctions or embargoes imposed by the U.S. or foreign governments or the United Nations. Such sanctions or other actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In addition, such sanctions could result in a freeze on an issuer’s securities which would prevent a fund from selling securities it holds. The value of the securities issued by companies that operate in or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund’s returns. The risks related to sanctions or embargoes are greater in emerging and frontier market countries. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.
19

Investing in emerging markets involves additional risks. An “emerging market company” generally is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The countries included in this definition will change over time. Foreign investment considerations generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. In many emerging markets, including China, there also is substantially greater risk that company disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse, in comparison to U.S. domestic companies. Furthermore, with respect to business operations in China, there are significant risks due to different regulatory and audit requirements related to the quality of financial statements of Chinese issuers and limitations on the ability to inspect the quality of audits performed in China, particularly the Public Company Accounting Oversight Board's lack of access to inspect Chinese audit firms. Securities of issuers located in China and other emerging market countries tend to have volatile prices and may offer significant potential for loss as well as gain.
In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.
Investments in Russia. Investments in Russia are subject to the risk that the United States and/or other countries may impose economic sanctions, export or import controls or other similar measures. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g., Belarus). Such sanctions or other similar measures  – which may impact companies in many sectors, including energy, financial services and defense, among others – may negatively impact a Fund’s performance and/or ability to achieve its investment objective. It is also possible that such sanctions, export or import controls or similar measures may prevent U.S.-based entities that provide services to a Fund from transacting with Russian or Belarusian entities. Under such circumstances, a Fund may not receive payments due with respect to certain investments, such as the payments due in connection with the Fund’s holding of a fixed income security. In addition, such sanctions and other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. More generally, investments in Russian securities are highly speculative and involve significant risks and special considerations not typically associated with investments in the securities markets of the U.S. and most other developed countries.
Russia has attempted, and may attempt in the future, to assert its influence in the region surrounding it through economic or military measures. In 2022, Russia launched a large-scale invasion of Ukraine. As a result, Russia, and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian economy, Belarusian economy and other securities and economies, which may, in turn, negatively impact a Fund. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia's economy and Russian and other issuers of securities in which a Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export or import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers.
Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Regional armed conflict and its collateral economic and market effects may also pose risks for investments in Russia.
Compared to most national securities markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the
20

Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards than apply to U.S. companies, there may be little reliable corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Securities of Russian companies also may experience greater price volatility than securities of U.S. companies. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response.
Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss still can occur. In addition, sanctions by the European Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be defined according to entries in the company’s share register and normally evidenced by extracts from the register or by formal share certificates. These services may be carried out by the companies themselves or by registrars located throughout Russia. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence, or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent by inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.
In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund.
To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. A Fund may also experience difficulty in obtaining and/or enforcing judgments in Russia.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals or timber industries.
Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, Russia has implemented certain capital controls on foreign portfolio investments and there is the risk that the Russian government will impose additional capital controls on foreign portfolio investments. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.
Investing through Stock Connect (China and Hong Kong). Certain Funds may invest in eligible securities (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) or the Shenzhen Stock Exchange (“SZSE”) through the Shanghai – Hong Kong Stock Connect program and the Shenzhen - Hong Kong Stock Connect program (collectively, “Stock Connect”). Stock Connect allows non-Chinese investors (such as the Funds) to purchase certain equities via brokers in Hong Kong. Purchases of securities through Stock Connect are subject to market-wide daily quota limitations, which may prevent a Fund from purchasing Stock Connect securities when it is otherwise advantageous to do so. Once such daily quota on SSE or SZSE is used up, acceptance of the corresponding buy orders on SSE or SZSE (as applicable) will be immediately suspended and no further buy orders will be accepted for the remainder of the trading day. Buy orders which have been accepted will not be affected by the using up of the daily quota, while sell orders will continue to be accepted. An investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. Because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either the People’s Republic of China (“PRC”) or Hong Kong, and there are trading days in the PRC when Stock Connect investors will not be able to trade. As a result, prices of Stock Connect securities may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares and ETFs are eligible to be
21

accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. In addition, the applicable rules as well as trading, settlement and information technology (“IT”) systems required to operate Stock Connect are continuing to evolve. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.
Stock Connect is subject to regulations by both Hong Kong and the PRC. Regulators in both jurisdictions are allowed to suspend Stock Connect trading; Chinese regulators may also suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions, and such suspensions may be widespread. There can be no assurance that further regulations will not affect the availability of securities under Stock Connect, operational arrangements or other limitations. Stock Connect transactions are not covered by investor protection programs of either the Hong Kong Stock Exchanges, SSE or SZSE although for defaults by Hong Kong brokers occurring on or after January 1, 2020, the Hong Kong Investor Compensation Fund will cover losses incurred by investors with a cap at HK $500,000 per investor with respect to securities traded on a stock market operated by the SSE and/or SZSE and in respect of which an order for sale or purchase is permitted to be routed through the northbound link of the Stock Connect. In the PRC, Stock Connect securities are held on behalf of ultimate investors (such as the Fund) by the Hong Kong Securities Clearing Company Limited (“HKSCC”) as nominee. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Stock Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve. To the extent HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, a Fund has no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC. In this event, a Fund may not fully recover its losses and the process could be delayed. A Fund may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Fund will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the Stock Connect securities in the PRC or elsewhere. Therefore, even though a Fund’s ownership may be ultimately recognized, the Fund may suffer difficulties or delays in enforcing their rights in A-shares. Stock Connect trades are settled in Renminbi (RMB), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.
Stock Connect trades are either subject to certain pre-trade requirements or must be placed in special segregated accounts that allow brokers to comply with these pre-trade requirements by confirming that the selling shareholder has sufficient Stock Connect securities to complete the sale. If a Fund does not utilize a special segregated account, a Fund will not be able to sell the shares on any trading day where it fails to comply with the pre-trade checks. In addition, these pre-trade requirements may, as a practical matter, limit the number of brokers that a Fund may use to execute trades. While the Fund may use special segregated accounts in lieu of the pre-trade check, relevant market practice with respect to special segregated accounts is continuing to evolve.
Investing through Bond Connect (China and Hong Kong). Certain Funds may invest in the China Interbank Bond Market (the “CIBM”) through China’s Bond Connect Program (“Bond Connect”) subject to any applicable regulatory limits. Bond Connect is a bond trading and settlement linked program developed by the People’s Bank of China (“PBOC”), Hong Kong Monetary Authority (“HKMA”), China Foreign Exchange Trade System and National Interbank Funding Centre (“CFETS”), China Central Depository and Clearing Co., Ltd. (“CCDC”), Shanghai Clearing House (“SCH”), Hong Kong Exchanges and Clearing Limited and Central Moneymarkets Unit (“CMU”), with the aim of achieving mutual bond market access between China and Hong Kong. For the time being, this program allows eligible Hong Kong and overseas investors to invest in the bonds traded in the CIBM through the northbound trading of Bond Connect (the “Northbound Trade Link”) only.
Eligible Hong Kong and overseas investors may use their own sources of Renminbi in the Chinese offshore market (“CNH”) or convert foreign currencies into the Renminbi to invest in CIBM bonds under Bond Connect. A Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and Renminbi in respect of such investments. Currently, there is no investment quota for the Northbound Trade Link.
By seeking to invest in the CIBM via Bond Connect, a Fund is subject to the following additional risks:
General Risk. The relevant regulations are relatively untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect a Fund. Bond Connect requires use of new information technology systems which may be subject to operational risk due to Bond Connect’s cross-border nature. If the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted.
Market Risk. A Fund investing in the CIBM is subject to liquidity, valuation and volatility risks. Market volatility and potential lack of liquidity due to possible low trading volume of certain bonds in the CIBM may result in prices of certain bonds traded in the CIBM fluctuating significantly. The bid and offer spreads of the prices of such bonds may be large, and the Fund may therefore incur significant trading and realization costs and may even suffer losses when selling such investments. In addition, Bond Connect is only available on days when markets in both the PRC and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position and, therefore, may limit the Fund’s ability to trade when it would be otherwise attractive to do so.
22

To the extent that a Fund transacts in the CIBM, the Fund may also be exposed to risks associated with settlement procedures and default of counterparties. The counterparty which has entered into a transaction with the Fund may default in its obligation to settle the transaction by failure to deliver relevant securities or to make payment.
Third Party Agent Risk. Under the Northbound Trading Link, CFETS or other institutions recognized by PBOC (as the registration agents) shall apply for registration with PBOC for the eligible Hong Kong and overseas investors. In addition, CMU (as the offshore custody agent recognized by the HKMA) shall open a nominee account with CCDC/SCH (as the onshore custody agent) as nominee holder of the CIBM bonds purchased by Hong Kong and overseas investors through Bond Connect.
As the relevant filings, registration with PBOC, and account opening have to be carried out by an onshore settlement agent, offshore custody agent, registration agent or other third parties (as the case may be), a Fund is subject to the risks of default or errors on the part of such third parties.
Operational Risk. Bond Connect provides a new channel for investors from Hong Kong and overseas to access the CIBM directly. It is premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant authorities.
The “connectivity” in Bond Connect requires routing of orders across the border. This requires the development of new information technology systems. There is no assurance that the systems of market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted. A Fund’s ability to access the CIBM (and hence to pursue its investment strategy) may be adversely affected.
Regulatory Risk. The PBOC Bond Connect rules are departmental regulations having legal effect in China. However, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such rules.
Bond Connect is novel in nature and is subject to regulations promulgated by regulatory authorities and implementation rules made by the relevant authorities in China and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under Bond Connect.
The regulations are currently untested and there is no certainty as to how they will be applied. Moreover, the current regulations are subject to change. There can be no assurance that Bond Connect will not be abolished. A Fund which may invest in the CIBM through Bond Connect may be adversely affected as a result of such changes.
Legal/Beneficial Ownership Risk. Where CIBM bonds are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of CMU and CCDC/SCH. CIBM bonds will be held by CMU as a nominee holder of the bonds purchased by foreign investors through Bond Connect. The PBOC has made it clear that the ultimate investors are the beneficial owners of the relevant bonds and shall exercise their rights against the bond issuer through CMU as the nominee holder. While the distinct concepts of nominee holder and beneficial owner are referred to under PBOC rules or regulations, as well as other laws and regulations in China, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such concepts. Therefore, although a Fund's ownership may be ultimately recognized, it may suffer difficulties or delays in enforcing its rights over CIMB bonds.
Tax within China. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in CIBM bonds through Bond Connect could result in unexpected tax liabilities for a Fund. A Fund’s investments in CIBM bonds may cause the Fund to become subject to withholding and other taxes imposed by China.
If a Fund were considered to be a tax resident enterprise of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a Fund were considered to be a non-tax resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax on the profits attributable to the permanent establishment. The Adviser intends to operate the Funds in a manner that will prevent them from being treated as tax resident enterprises of China and from having a permanent establishment in China. It is possible, however, that China could disagree with that conclusion, or that changes in Chinese tax law could affect the Chinese corporate income tax status of a Fund.
Unless reduced or exempted by the applicable tax treaties, China generally imposes withholding income tax at the rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China.
The Ministry of Finance of China and the State Administration of Taxation of China issued Caishui No. 108 on November 7, 2018 (“Notice 108”), which states that foreign investors will be temporarily exempt from the withholding income tax on their gains derived from CIBM bond interest.
The Adviser or a Fund may also potentially be subject to Chinese value added tax at the rate of 6% on capital gains derived from trading of CIBM bonds and coupon interest income (if any). Notice 108 specifies that foreign investors will also be temporarily exempt from the value added tax exemption on their gains derived from CIBM bond interest. In addition, urban maintenance and construction
23

tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Adviser or a Fund were liable for value added tax it would also be required to pay the applicable surtaxes.
The temporary exemption of withholding tax and value added tax will continue during the period from November 7, 2021 through December 31, 2025. If, in the future, China begins to apply tax rules regarding the taxation of bond interest income derived by foreign investment in CIBM, and/or begins to collect withholding tax and other taxes on such investment, the Adviser or a Fund could be subject to such withholding tax and value added tax.
Sanctions, Trade and Investment Restrictions Relating to PRC. In recent years, various governmental bodies have considered and, in some cases, imposed sanctions, trade and investment restrictions and/or notification requirements targeting the PRC (inclusive of Hong Kong and Macau), and it is possible that additional restrictions may be imposed in the future. Given the complex and evolving relationship between the PRC and certain other countries, it is difficult to predict the impact of such restrictions on market conditions. Further, complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors, increase diligence and other similar costs to the Fund, render valuation of China-related investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole. New and contemplated sanctions, trade, and other investment restrictions and obligations could also have adverse impacts to a Fund in various and unpredictable ways. In addition, the Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with such sanctions and other restrictions. Disruptions caused by such sanctions and other restrictions may also impact the PRC’s economy, as well as the PRC and other issuers of securities in which a Fund is invested, and may result in the PRC imposing countermeasures which may also have adverse impacts on the Fund and its investments.
U.S. PRC Relations. International relations, such as the China-U.S. relationship regarding trade, currency exchange, and intellectual property protection, among other things, could also have implications with respect to capital flow and business operations. U.S. social, political, regulatory and economic conditions prompting changes in laws and policies governing foreign trade, manufacturing, developments and investments in the PRC could adversely affect the performance of a Fund’s investments. For example, in recent years, the U.S. federal government implemented an aggressive trade policy with respect to the PRC, including imposing tariffs on certain imports of the PRC, criticizing the PRC government for its trade policies, taking actions against individual PRC companies, imposing sanctions on certain officials of the Hong Kong government and the PRC central government and issuing executive orders that prohibit certain transactions with certain China-based companies and their respective subsidiaries. Recent events have added to uncertainty in such relations, including restrictions imposed by the U.S. government limiting the ability of U.S. persons to invest in certain Chinese companies and the ability of Chinese companies to engage in activities or transactions inside the U.S. In addition, the PRC government has implemented, and may further implement, measures in response to new trade policies, treaties and tariffs initiated by the U.S. government, for example, the passing of the Hong Kong national security law by the National People’s Congress of China (the “National Security Law”) which criminalizes certain offenses including subversion of the Chinese government and collusion with foreign entities. The National Security Law subsequently prompted the promulgation in the U.S. of the Hong Kong Autonomy Act and executive orders setting forth additional sanctions. The U.S. has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies, adding a number of new Chinese companies to the Department of Commerce’s Entity List. The United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. It is possible that additional sanctions, export controls and/or investment restrictions will be announced. Escalation of China-U.S. tensions resulting from these events and the retaliatory countermeasures that the national and state governments have taken and may take (including U.S. sanctions and anti-sanction laws in China), as well as other economic, social or political unrest in the future, could have a material adverse effect on or could limit the activities of the Adviser, a Fund or the companies in which a Fund has invested.
Certain U.S. states have proposed, recently enacted, or are in the process of adopting new legislation that restricts the ability of a wide range of governmental bodies and persons or entities from or domiciled in foreign countries of concern, as defined in the applicable U.S. state’s laws (e.g., the People’s Republic of China) (any such direct or indirect investor, a “Covered Investor”) to directly or indirectly own or acquire interests in “real property” (e.g., land, buildings, fixtures, and all other improvements to land) located in the relevant states, subject to certain limited exceptions (such laws as in effect from time to time, the “State Real Estate Laws”). Certain investments made by a Fund may constitute investments in “real property” for purposes of these laws (such investments, “Restricted Investments”). The State Real Estate Laws may impose different thresholds on the ownership of Restricted Investments by Covered Investors. The impact of the State Real Estate Laws on a Fund and its investors may vary on a state-by-state basis, particularly to the extent that a state adopts an exemption from the ownership restrictions for commingled funds. Given the developing nature of the State Real Estate Laws, it is difficult to predict the full scope of their impact on a Fund’s investments and investor base. Complying
24

with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors or increase diligence and other similar costs to a Fund. Any of these outcomes could make it difficult for a Fund to act successfully on investment opportunities and may adversely affect a Fund’s performance as a whole. The Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with State Real Estate Laws.
The Funds intend to comply with the State Real Estate Laws to the extent applicable to their shareholder base, and may, to comply with such laws, request and report confidential information about a shareholder if required by the State Real Estate Laws and, if applicable, any underlying beneficial ownership, to applicable authorities if it is determined to be in the best interests of the Fund in light of the relevant laws or regulations or upon the request of regulators. Shareholders may be required to cooperate with the Adviser to facilitate compliance with the State Real Estate Laws.
Derivatives Investments
The following additional investment strategy and risk information relates to each Fund that may invest in derivatives.
Derivatives. The SEC rule regulating the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the rule regarding use of securities lending collateral that may limit the Funds’ securities lending activities. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a Fund to use derivatives and the other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. It is difficult to measure the effects of these requirements on the Funds. The Adviser intends to monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, OTC transaction that is economically equivalent to certain futures or options contracts on physical commodities. The CFTC’s adoption of new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and OTC transactions that are economically equivalent to the 25 specified contracts is a fairly new development. In addition, the CFTC also recently modified the bona fide hedging exemption for which certain swap dealers were previously eligible. This development could limit the amount of speculative OTC transaction capacity each swap dealer would have available for a Fund. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions. Position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund.
These requirements, even if not directly applicable to the Funds, including margin requirements, changes to the CFTC speculative position limits regime and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.
For purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Fund will count derivative instruments at notional value.
25

For purposes of other investment policies and restrictions, the Funds may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value), or any combination of the foregoing (e.g., notional value for purposes of calculating the numerator and market value for purposes of calculating the denominator for compliance with a particular policy or restriction). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or less than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Equity Linked Securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund's limitation on investments in investment companies.
Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.
Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed and vice versa. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.
The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.
Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value.
Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund is required to post cash or other assets as margin that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
26

Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.
Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), with respect to each Fund, the Adviser has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a CPO under the Commodity Exchange Act (CEA). With respect to the Funds operating as “funds of funds,” the Adviser has also claimed relief from registration with the CFTC as a CPO under the CEA provided to fund-of-funds operators pursuant to CFTC No-Action Letter 12-38 and, therefore, is not currently subject to registration or regulation as a CPO under the CEA. For the Adviser to remain eligible for the exclusion or the relief, the Fund must limit its direct and indirect exposure to CFTC regulated derivatives, including futures, options on futures and certain swaps, to a de minimis level. To the extent the Adviser, with respect to any Fund, is or becomes, no longer eligible to claim an exclusion from CFTC regulation, the Fund may consider steps, such as substantial investment strategy changes, in order for the Adviser to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. With respect to Funds being operated as “funds of funds,” when the temporary exemption expires (which will occur when specific regulatory guidance is issued by the CFTC), each Fund will evaluate whether the Adviser continues to be eligible to claim an exclusion from CFTC regulation or if, considering any factors relevant based on the nature of the regulatory guidance when it is issued, the Adviser should register as a CPO and operate under CFTC regulation. Consequently, these Funds may incur additional expenses relating to CFTC compliance.
Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Inflation-indexed bonds are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.
27

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Common issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.
Unlike transactions entered into by a Fund in futures contracts and options on futures contracts, certain options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the CBOE Options Exchanges, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corp. (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.
Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.
As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put
28

option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same, fall, or rise less than the strike price. Through receipt of the option premium, a call writer may generate an income stream and mitigate the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases in exchange for the upfront premium.
The successful use of a Fund's option strategies may depend on the ability of the adviser to forecast correctly market movements, where relevant to the strategy. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price. When aligned with a Fund’s investment strategy, a Fund may sell call options on a regular rolling basis for income generation purposes and not for market direction or timing purposes.
When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.
The effective use of options may also depend on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.
If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.
A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the OCC, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.
Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund
29

as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.
Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.
Structured Products. A Fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Fund.
Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments (commodity-linked notes). Commodity-linked notes may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The purchase of commodity-linked notes will expose a Fund to
30

the credit risk of the issuer of the commodity-linked product. Commodity-linked notes may also be more volatile, relatively less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be structured by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Issuers of structured notes include corporations and banks. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes also may be more volatile, relatively less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.
An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.
A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.
Swap transactions, caps and floors are typically net basis contracts (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess may be required to be posted as collateral with the counterparty as security for such obligations.
A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.
CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. The Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.
A Fund may enter into currency swaps. Currency swaps are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies, and typically require the delivery of the entire principal value of one designated currency in exchange for the other designated currency.
31

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
A significant risk in swap transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In the EU, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to a fund of a counterparty subject to such proceedings (sometimes referred to as a “bail in”). Currently, some transactions are required to be centrally cleared. Swap transactions that are not centrally cleared may be relatively less liquid than exchange-traded instruments and may be subject to margin requirements. Central clearing is expected to decrease counterparty risk by interposing the central clearinghouse as the counterparty to each of the parties to the original bi-lateral swap contract.
The Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions.
Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted the rules and regulations enacting the provisions of the Dodd-Frank Act. However, swap dealers, major market participants and swap counterparties are experiencing, and will continue to experience, new and additional compliance burdens and associated costs. The Dodd-Frank Act and the rules promulgated thereunder may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that
Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective.
More about the LVIP BlackRock Global Allocation Fund. The LVIP BlackRock Global Allocation Fund (the “Fund”) may invest in certain options that have non-standard payout structures or other features. These options, which are sometimes referred to as “non-plain vanilla” or “exotic” options, include, but are not limited to: (i) digital options (otherwise known as binary options or all-or-nothing options), which are cash-settled options that provide for a pre-determined all-or-nothing payment if, at the time of the expiration of the contract, the price of a reference asset exceeds a particular threshold; and (ii) barrier options, which come into existence (knock-in) or cease to exist (knock-out) if the price of a reference asset reaches a particular threshold before the contract's expiration. These options are typically traded over-the-counter (OTC) and entail all of the investment risks associated with OTC options discussed in this SAI. In addition, due to their non-standard terms, these options may have price movements that vary markedly from those of simple put or call options. Non-standard options may be more difficult to value than more standard types of options and may be subject to greater liquidity risk. While some non-standard options have fairly active markets, others are mostly thinly traded instruments. Furthermore, to the extent that the Fund uses options that provide for all-or-nothing payouts (e.g., digital options) for hedging purposes, there may be a heightened risk that the payout will not fully offset the downside risk being hedged. Certain non-standard options are considered swaps, and therefore are included in the definition of “commodity interests.”
More about the LVIP BlackRock Global Allocation Fund Cayman, Ltd (“Subsidiary”). The LVIP BlackRock Global Allocation Fund (the “Fund”) may invest up to 25% of its total assets in the shares of the LVIP BlackRock Global Allocation Fund Cayman, Ltd., its wholly owned and controlled subsidiary (“Subsidiary”). Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and recent Internal Revenue Service (the “IRS”) revenue rulings, as discussed below. The Subsidiary is a company organized under the laws of the Cayman Islands whose registered office is located at the offices of Walkers, 190 Elgin Avenue, George Town, Grand Cayman KYI-9001, Cayman Islands. The Subsidiary’s affairs are overseen by its own board of directors, which is comprised of Jayson R. Bronchetti, the President of the Fund, and James J. Hoffmayer, Chief Accounting Officer of the Fund. The Fund is the sole shareholder of the Subsidiary, and shares of the Subsidiary will not be sold or offered to other investors.
The Subsidiary is advised by the Adviser. The Adviser has hired BlackRock Investment Management, LLC to serve as sub-adviser to the subsidiary (“Sub-Adviser”). The Adviser provides investment management and administrative services to the Subsidiary. The Adviser or BlackRock does not receive separate compensation from the Subsidiary for providing it with investment advisory or administrative services. However, the Fund pays the Adviser based on the Fund’s assets, including the assets invested in the Subsidiary. The Subsidiary entered into contracts for the provision of custody and audit services with the same service providers that provide those services to the Fund.
The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund, including the timing
32

and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Adviser and BlackRock, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described elsewhere in detail in this SAI. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board of Directors regarding the Subsidiary’s compliance with its policies and procedures. The Fund and the Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as the Fund.
The Subsidiary invests primarily in commodity-related instruments. Although the Fund may enter into these commodity-related instruments directly, the Fund will likely gain exposure to these commodity-related instruments indirectly by investing in the Subsidiary. To the extent that the Adviser or Sub-Adviser believes that these commodity-related instruments provide suitable exposure to the commodities market, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions.
The Sub-Adviser manages the assets of the Subsidiary, but receives no additional compensation for doing so. LNL also provides certain administrative services for the Subsidiary, but receives no additional compensation for doing so. The Subsidiary will also enter into separate contracts for the provision of custody and accounting agent services with the same or with affiliates of the same service providers that provide those services to the Fund.
The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports. The Fund’s Annual and Semi-Annual Reports are distributed to shareholders. Copies of the Fund’s Annual Report are provided without charge upon request as indicated on the front cover of this SAI.
The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus or this SAI, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. Except as noted above, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and this SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
The Fund, as a regulated investment company (“RIC”) under the tax rules, is required to realize at least 90 percent of its annual gross income from investment-related sources, specifically from dividends, interest, proceeds from securities lending, gains from the sales of stocks, securities and foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, or certain types of publicly traded partnerships (referred to as qualifying income). Direct investments by a RIC in commodity-related instruments generally do not, under published IRS rulings, produce qualifying income. However, in a series of private letter rulings, the IRS has indicated that income derived by a RIC from a wholly-owned subsidiary invested in commodity and financial futures and option contracts, forward contracts, swaps on commodities or commodities indexes, commodity-linked notes and fixed income securities serving as collateral for the contracts would constitute qualifying income. The Fund has obtained an opinion from Dechert LLP, that income derived from the Fund’s investment in the Subsidiary will constitute qualifying income to the Fund.
The Subsidiary will not be subject to Federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the Subsidiary during that year. Furthermore, the Fund will be subject to the requirement to distribute net investment income, if any, and net realized capital gain, if any, at least annually on such Subsidiary income, whether or not the Subsidiary makes a distribution to the Fund during the taxable year. If the Subsidiary incurs net losses in any year, such losses will not offset Fund income or gains nor carryforward to future years.
SEC Name Rule Requirement
LVIP Vanguard Bond Allocation Fund. The Fund’s policy of normally investing at least 80% of its assets in a bonds, which include fixed income securities such as corporate bonds; U.S. Treasury obligations and other U.S. government and agency securities; and asset-backed, mortgage-backed and mortgage-related securities is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
33

LVIP Vanguard Domestic Equity ETF Fund. The Fund’s policy of normally investing at least 80% of its assets in exchange-traded funds, which, in turn, invest in U.S. equity securities that are tied economically to the U.S. is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Vanguard International Equity ETF Fund. The Fund’s policy of normally investing at least 80% of its assets in exchange-traded funds, which, in turn, invest in foreign equity securities is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
Investment Strategies and Limitations Applicable to Certain Master Funds
American Global Growth Fund. The fund may invest up to 10% of its assets (5% for American International Fund) in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look at the ratings from Moody's Investors Services, Standard & Poor's Corporation and Fitch Ratings. If rating agencies differ, securities are considered to have received the highest of these ratings, consistent with the Fund's investment policies.
American Growth Fund. The fund may invest up to 10% of its assets (5% for American Growth-Income Fund) in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look at the rating from Moody's Investors Services, Standard & Poor's Corporation and Fitch Ratings. If rating agencies differ, securities are considered to be in the highest rating category.
More About the FTSE Russell Index (LVIP BlackRock Global Allocation Fund) (the “Funds”).  The Funds have been developed solely by the Trust.  The Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).  FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the FTSE Russell Indexes vest in the relevant LSE Group company which owns the index.  FTSE®, Russell® and FTSE Russell® are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.
The FTSE Russell Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Russell Index or (b) investment in or operation of the Fund.  The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Russell FTSE Indexes for the purpose of which it is being put by the
Funds.
Portfolio Transactions and Brokerage
The brokerage commission for each of the Master Feeder Funds is paid at each Fund's Master Fund level. For information regarding portfolio brokerage of each Master Fund, see the Master Funds' statement of additional information which is delivered together with this SAI.
The following information in this section applies to the Master Feeder Funds only if the Funds do not purchase shares of the corresponding Master Fund.
The Funds' Adviser or sub-advisers (as applicable) (collectively referred to as the Adviser) are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The Adviser currently provides investment advice to a number of other clients. The Adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser, as the case may be).
34

On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.
In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.
The Board of Trustees will review the commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser regards as a useful supplement of its own internal research capabilities.
The Adviser may, from time-to-time, direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser; in addition, the Adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and not solely or necessarily for the benefit of the Funds. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.
During the last three fiscal years ended December 31, 2025, 2024 and 2023, the following Funds incurred brokerage commissions as follows:
Brokerage and Research Services
	2025	2024	2023
LVIP American Funds Vanguard Active Passive Growth Fund	$1,731	N/A	N/A
LVIP BlackRock Global Allocation Fund	1,621,475	2,012,340	1,719,311
LVIP JPMorgan Retirement Income Fund	4,093	10,540	8,387
LVIP State Street Conservative Index Allocation Fund	1,375	9,402	1,207
LVIP State Street Global Tactical Allocation Managed Volatility Fund	283,499	253,684	270,144
LVIP State Street Moderate Index Allocation Fund	6,715	40,719	5,176
LVIP State Street Moderately Aggressive Index Allocation Fund	5,501	21,344	3,739
LVIP Structured Conservative Allocation Fund	1,221	9,130	1,376
LVIP Structured Moderate Allocation Fund	10,879	46,003	7,390
LVIP Structured Moderately Aggressive Allocation Fund	2,107	15,291	2,279
LVIP Vanguard Bond Allocation Fund	35,087	30,991	25,213
LVIP Vanguard Domestic Equity ETF Fund	6,837	88,658	11,878
LVIP Vanguard International Equity ETF Fund	61,583	20,987	20,459
The Funds paid no commissions to firms that provided brokerage or research services.
Purchases of Securities of “Regular” Brokers or Dealers
As of the fiscal year ended December 31, 2025, the Funds listed below held investments in securities of their regular broker dealers:
Fund Name	Regular Broker/Dealer	Aggregate Holdings of Securities ($)
LVIP BlackRock Global Allocation Fund	Citigroup	$11,185,901
	Goldman Sachs	$2,133,079
	JPMorgan	$3,863,230
	Mizuho	$231,826
	State Street	$2,409,589
LVIP JPMorgan Retirement Income Fund	JPMorgan	$10,028,456
35

Fund Name	Regular Broker/Dealer	Aggregate Holdings of Securities ($)
LVIP State Street Global Tactical Allocation Managed Volatility Fund	State Street	$125,014,987
No Commissions to Finance Distribution
The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund's portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.
Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.
Information concerning the Master Funds' portfolio turnover is described in each Master Fund's prospectus, which is delivered with the prospectus for each Feeder Fund.
	2025	2024
LVIP American Balanced Allocation Fund [2]	17%	20%
LVIP American Funds Vanguard Active Passive Growth Fund [1]	19%	N/A
LVIP American Global Growth Fund [1]	11%	8%
LVIP American Growth Allocation Fund [2]	19%	21%
LVIP American Growth Fund [2]	4%	6%
LVIP American Growth-Income Fund [2]	4%	6%
LVIP American Income Allocation Fund [2]	17%	24%
LVIP American International Fund [2]	4%	7%
LVIP American Preservation Fund [2]	13%	32%
LVIP BlackRock Global Allocation Fund [2]	128%	149%
LVIP JPMorgan Retirement Income Fund [2]	13%	20%
LVIP State Street Conservative Index Allocation Fund [2]	13%	25%
LVIP State Street Global Tactical Allocation Managed Volatility Fund [1]	104%	84%
LVIP State Street Moderate Index Allocation Fund [2]	12%	21%
LVIP State Street Moderately Aggressive Index Allocation Fund [2]	12%	15%
LVIP Structured Conservative Allocation Fund [2]	10%	21%
LVIP Structured Moderate Allocation Fund [2]	17%	20%
LVIP Structured Moderately Aggressive Allocation Fund [2]	12%	16%
LVIP T. Rowe Price 2020 Fund [1]	18%	8%
LVIP T. Rowe Price 2030 Fund [2]	13%	14%
LVIP T. Rowe Price 2040 Fund [2]	11%	13%
LVIP T. Rowe Price 2050 Fund [2]	11%	15%
LVIP T. Rowe Price 2060 Fund [2]	8%	13%
LVIP Vanguard Bond Allocation Fund [1]	6%	4%
LVIP Vanguard Domestic Equity ETF Fund [2]	8%	92%
LVIP Vanguard International Equity ETF Fund [1]	26%	6%
1The Fund’s portfolio turnover increased in 2025 due to increased trade activity.
36

2The Fund’s portfolio turnover decreased in 2025 due to decreased trade activity.
Trustees and Officers
The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board no later than the end of the calendar year (December 31) that occurs after the earliest of (1) the Independent Trustee’s 75th birthday or (2) the 20th anniversary of the Trustee becoming a Board member.
The Trust's officers are responsible for the Funds' day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.
The term Fund Complex includes the 114 series of the Trust.
Interested Trustee
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
John Morriss* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Chairman and Trustee	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial since October 2025. Formerly: Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.	118
Lincoln Bain Capital Total
Credit Fund since 2025 (1
portfolio); Lincoln Partners
Group Royalty Fund since
2025 (1 portfolio); Lincoln
Funds Trust since 2025 (2
portfolios); Lincoln Variable
Insurance Products Trust
since 2025 (114 portfolios)

*
Mr. Morriss is an interested person of the Trust because he is a Director and an Officer of Lincoln Financial Investments Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.
Independent Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Formerly: Managing Director, CID Capital (private equity firm) (2021- 2025)	114	None
Peter F. Finnerty 66 Mason Terrace, Brookline, MA 02446 YOB: 1963	Trustee	Since July 2024	Retired; Formerly: US Mutual Fund Leader, Global Asset, Wealth Management Assurance Leader, and Partner of Pricewaterhouse Coopers LLP (accounting firm)	114	Board of Directors of CBRE Global Real Estate Income Fund
37

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Ken C. Joseph 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1962	Trustee	Since January 2022	Chief Compliance Officer, Braidwell L.P; Formerly: Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas, Kroll LLC	114
Board of Directors of
University Settlement
(Executive Committee);
Former President and
member of the Board of
Directors of Harvard
Kennedy School NY/NJ/CT
Alumni Network; Board of
Directors of the University
of North Carolina, School of
Law Alumni Association

Barbara L. Lamb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since February 2019	Retired; Formerly: Managing Director for Finance and Administration, WH Trading, LLC (derivatives trading firm) (2016-2022)	114	None
Pamela L. Salaway 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired	114	None
Manisha A. Thakor 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1970	Trustee	Since January 2022	Independent Consultant of MoneyZen LLC; Formerly: Vice President, Brighton Jones	114	Board Member at The National Endowment for Financial Education since 2017
Brian W. Wixted 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1959	Trustee	Since February 2019	Managing Member, Brian Wixted, LLC; Formerly: Senior Consultant, CKC Consulting and an Advisory Partner, AI Capital; Formerly: Senior Vice President, Finance, and Fund Treasurer, Oppenheimer Funds, Inc. (mutual fund complex)	114	Thornburg Income Builder Opportunities Trust since 2020 (1 portfolio)
Nancy B. Wolcott 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired	114
FundVantage Trust since
2011 (23 portfolios); Third
Avenue Trust since 2019 (4
portfolios); Third Avenue
Variable Series Trust since
2019 (1 portfolio); Polen
Credit Opportunities Fund
since 2023 (1 portfolio)

Officers of the Trust
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Matthew L. Arnold 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Vice President	Since December 2023	Vice President, Lincoln National Corporation
Matthew T. Berger 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2019	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
38

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Paul T. Chryssikos 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Senior Vice President, Chief Legal Officer and Assistant Secretary	Since October 2025	Senior Vice President, Chief Legal Officer, Assistant Secretary, Chief Counsel, Investment Management, Distribution and Risk, Lincoln Financial Investments Corporation.
Samuel K. Goldstein 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Vice President, Deputy Chief Legal Officer, and Secretary	Since October 2025; Formerly: Vice President and Assistant Secretary since June 2019
Vice President, Deputy Chief Legal Officer,
and Secretary, Lincoln Financial Investments
Corporation; Vice President, The Lincoln
National Life Insurance Company; Vice
President, Lincoln Life & Annuity Company
of New York; Vice President, Lincoln
National Corporation.

Gordon Huellmantel 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Senior Vice President	Since October 2025
Director, Senior Vice President, Head of
Funds Management for Lincoln Financial
and Chief Operating Officer, Lincoln
Financial Investments Corporation;
Formerly: Senior Vice President, General
Account Investment Management Team.

James J. Hoffmayer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Vice President, Treasurer, and Chief Accounting Officer	Since February 2024; Formerly: Assistant Vice President since November 2021
Vice President and Treasurer, Lincoln
Financial Investments; Vice President and
Director of Separate Account Operations and
Mutual Fund Administration, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Financial
Investments; Managing Director, SEI;
Treasurer and Chief Financial Officer, SEI
Family of Mutual Funds.

Michael C. Hoppe 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1988	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2018	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Yun (Maria) Ma 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1978	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2015	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Since April 2018	Vice President, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
John Morriss 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	President	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial. Formerly; Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.
Colleen E. O’ Leary 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1984	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2018	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Jay T. Shearon 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1972	Vice President	Since March 2024; Formerly: Assistant Vice President since December 2015
Assistant Vice President, Lincoln Financial
Investments Corporation, Lincoln Life &
Annuity Company of New York, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Variable
Insurance Products Trust.

John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
39

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Since March 2022; Formerly, Vice President since May 2019
Senior Vice President and Head of Client
Investment Strategies, Lincoln Financial
Investments Corporation; Senior Vice
President, Lincoln Life & Annuity Company
of New York; Senior Vice President, Lincoln
National Corporation; Senior Vice President,
The Lincoln National Life Insurance
Company; Formerly, Head of Product
Management, Nationwide Investment
Management Group.

Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since April 2018	Vice President and Managing Director, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Trustee Qualifications
The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.
Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Prior to December 2025, he was a Managing Partner of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb often served as a director of portfolio companies in which CID invests. He has previously served as a director of multiple other companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.
Peter F. Finnerty. Mr. Finnerty has served as a Trustee of Lincoln Variable Insurance Products Trust since 2024. Prior to July 2024, he was a partner of Pricewaterhouse Coopers LLP where he served as US Mutual Fund Leader and Global Asset & Wealth Management Assurance Leader. Mr. Finnerty joined Pricewaterhouse Coopers LLC (“PwC”) in 1985 and served as a partner since 1996 to the firm’s domestic and international investment management clients. Mr. Finnerty holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants. Through his experience, Mr. Finnerty provides the Board with accounting, auditing and financial services industry experience.
Ken C. Joseph. Mr. Joseph has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. He is currently the Chief Compliance Officer and a Partner of Braidwell LP. Mr. Joseph was previously a Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas for Kroll LLC (formerly Duff & Phelps, LLC). Mr. Joseph served for over 20 years at the U.S. Securities & Exchange Commission, including as Associate Director/Senior Officer in the Division of Examinations (formerly the Office of Compliance Inspections and Examinations), and as an Assistant Director in the Division of Enforcement. He also served as an Associate Dean of St. John’s University, NY. Currently, he serves on the Compliance Committee of the New York City Bar Association and on the following not-for-profit boards: University Settlement (Executive Committee), the Association of Securities and Exchange Commission Alumni, the University of North Carolina, School of Law Alumni Association, and the Legal & Compliance Advisory Committee of United States Youth Soccer Association. He previously served on the Board of Directors of the Harvard Kennedy School NY/NJ/CT Alumni Network (former President & Vice President). Mr. Joseph provides the board with compliance, securities law and business experience.
Barbara L. Lamb. Ms. Lamb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. She retired from WH Trading LLC in 2022. Ms. Lamb served as a Managing Director of Finance and Administration for WH Trading LLC from 2015-2022. She previously served as a Managing Director of Cheiron Trading LLC from 2012-2015 and a Financial Officer for Valorem Law Group, LLC from 2008-2009. Previously, she served as Chief Development Officer for Market Liquidity, LLC from 1999-2001. Ms. Lamb served as Chief Credit Officer, Senior Vice President, and Director for The Chicago Corporation from 1986-1998 and in several finance and development positions from 1980-1986. Ms. Lamb holds the Chartered Financial Analyst Designation and is a member of the CFA Institute of Chicago. Through her experience, Ms. Lamb provides the board with risk management and investing insight.
John Morriss. Mr. Morriss has served as the Chairman and as a Trustee of Lincoln Variable Insurance Products Trust since October 2025. Mr. Morriss is the Executive Vice President and Chief Investment Officer for Lincoln Financial. In this role, Morriss provides executive leadership, strategic direction, and oversight of the company’s general account, funds management and private markets
40

investment strategies, with more than $300 billion in assets under management. He leads a team of investment professionals focused on portfolio construction, asset allocation, sub-advisor due diligence, and the development of equity, fixed income, and alternative investment strategies. He reports to Ellen Cooper, Chairman, President and CEO, and is a member of the company's Senior Management Committee.
Morriss has more than 30 years of investment experience. Prior to his current role at Lincoln, he served as Head of Public and Private Fixed Income at Fortitude Re, overseeing the organization’s insurance-focused investment portfolios. Prior to joining Fortitude Re in 2020, he held the role of Senior Vice President of Fixed Income Investments at Lincoln for four years. Earlier he spent 18 years at TIAA, where he held leadership roles spanning structured finance research, international and high-yield credit, portfolio management, and fixed income research. He began his career as a currency trader at Chase Manhattan Bank.
Morriss holds a Bachelor of Arts in History from the College of the Holy Cross and an MBA in Finance from New York University's Stern School of Business.
Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time, she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.
Manisha A. Thakor. Ms. Thakor has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. Ms. Thakor currently serves at MoneyZen LLC, which she founded in 2009. From 2018-2020, Ms. Thakor served as Vice President at Brighton Jones. From 2015-2017, Ms. Thakor served as Director of Wealth Strategies for Women at Buckingham Financial. She is a Board member of The National Endowment for Financial Education. Ms. Thakor is also a Chartered Financial Analyst (CFA) charterholder and Certified Financial Planner (CFP®). Ms. Thakor provides the Board with investment management experience and financial services industry insight.
Brian W. Wixted. Mr. Wixted has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. Mr. Wixted formerly served as a consultant for CKC Consulting and since 2019, as an Advisory Partner with AI Capital. Mr. Wixted served as the Senior Vice President of Finance and Fund Treasurer of the Oppenheimer Funds from 1999-2016. He served as the Principal and Chief Operating Officer of Bankers Trust Company’s Mutual Funds Group from 1995-1999 and the Vice President and Chief Financial Officer for CS First Boston Investment Management Corp from 1991-1995. Mr. Wixted served as Vice President and Accounting Manager with Merrill Lynch Asset Management from 1987-1991. From 1981-1987, he held several accounting positions with brokerage and accounting firms. Mr. Wixted holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants and the New York State Society of Certified Public Accountants. Through his experience, Mr. Wixted provides mutual fund, investment management and financial services industry insight.
Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery at BNY Mellon Asset Servicing from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Prior to that, Ms. Wolcott served as Executive Vice President of the predecessor firm, PFPC Worldwide Inc., from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial services industry insight.
Board Oversight
The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management of the Funds. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently composed of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Trustee). The Interested Trustee serves as the Chairperson of the Board.
The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Ms. Wolcott currently serves as the Lead Independent Trustee.
Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Board regularly requests and/or receives reports from the Adviser, the Trust’s other service providers and the Trust’s Chief
41

Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Fund’s expenses, oversee compliance with regulatory requirements, and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.
As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds’ investment performance with the Adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address risks. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act and a quarterly report regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee a minimum of three times each calendar year.
The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.
Board Committees
Audit Committee. The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Ken C. Joseph, Barbara L. Lamb, Nancy B. Wolcott and Brian W. Wixted (Chair). The Audit Committee met four times during the last fiscal year.
Investment Committee. The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Steve A. Cobb (Chair), Peter F. Finnerty, Pamela L. Salaway and Manisha A. Thakor. The Investment Committee met four times during the last fiscal year.
Nominating and Governance Committee. The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The Board has adopted a charter for the Nominating and Governance Committee setting forth such Committee’s responsibilities. The members of the Nominating and Governance Committee are Independent Trustees: Steve A. Cobb, Peter F. Finnerty, Ken C. Joseph, Barbara L. Lamb, Pamela L. Salaway, Manisha A. Thakor (Chair), Brian W. Wixted, and Nancy B. Wolcott. The Nominating and Governance Committee met four times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.
Ownership of Securities
As of December 31, 2025, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2025, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:
Interested Trustee
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John Morriss	None	None
42

Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb
LVIP Baron Growth Opportunities Fund — $50,001 – $100,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Dimensional U.S. Equity Managed Volatility Fund — $50,001 – $100,000
LVIP State Street S&P 500 Index Fund — $50,001 – $100,000
Over $100,000
Peter Finnerty	None	None
Ken C. Joseph	LVIP Vanguard Domestic Equity ETF Fund — over $100,000	Over $100,000
Barbara L. Lamb
LVIP Dimensional U.S. Core Equity 1 Fund — $10,001 – $50,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Vanguard Bond Allocation Fund — $10,001 – $50,000
LVIP Dimensional International Core Equity Fund — $10,001 – $50,000
Over $100,000
Pamela L. Salaway	LVIP State Street S&P 500 Index Fund — Over $100,000 LVIP Baron Growth Opportunities Fund — $50,001 – $100,000 LVIP Mondrian International Value Fund — $10,001 – $50,000	Over $100,000
Manisha A. Thakor	LVIP State Street Small Cap Index Fund — $50,001 – $100,000 LVIP State Street Nasdaq-100 Index Fund — $50,001 – $100,000	Over $100,000
Brian Wixted
LVIP State Street S&P 500 Fund — $10,001 – $50,000
LVIP State Street Short Term Bond Index Fund  — $10,001 – $50,000
LVIP State Street Mid Cap Index Fund - $10,001 - $50,000
LVIP State Street Small-Cap Index. Fund - $10,001 - $50,000
LVIP JPMorgan Retirement Income Fund - $10,001 - $50,000
LVIP American Growth-Income Fund - $10,001 - $50,000
LVIP JPMorgan High Yield Fund – Under $10,000
LVIP State Street International Index Fund – Under $10,000
LVIP Mondrian Global Income Fund – Under $10,000
LVIP Nomura US REIT Fund – Under $10,000
LVIP State Street Emerging Markets Equity Index Fund – Under $10,000
LVIP AllianceBernstein Growth Fund – Under $10,000
LVIP American Growth Fund – Under $10,000
$50,001 - $100,000
Nancy B. Wolcott	LVIP American Balanced Allocation Fund — $50,001 – $100,000	Over $100,000
Brian Wixted served as officer for OppenheimerFunds, Inc. (“Oppenheimer”) from 1999 until his retirement in 2016. He has a deferred compensation plan previously sponsored by Oppenheimer where he receives an annual payout for a fixed number of years based on the performance of phantom share investments in Oppenheimer funds. In 2019, Invesco acquired Oppenheimer and assumed financial responsibility for payments under the former Oppenheimer deferred compensation plan. Invesco began serving as a sub-adviser to certain LVIP Funds on February 8, 2019. Payments under the plan to Mr. Wixted have exceeded $120,000 during the past two calendar years. The payment amounts are determined by previously established factors (i.e., performance of the relevant funds), and the payment amounts are not impacted by the profits of Oppenheimer or Invesco.
43

Compensation
The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2025:
Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$387,000	$387,000
Peter F. Finnerty, Trustee	$359,000	$359,000
Ken C. Joseph, Trustee	$359,000	$359,000
Barbara L. Lamb, Trustee	$355,000	$355,000
Pamela L. Salaway, Trustee	$359,000	$359,000
Manisha A. Thakor, Trustee	$369,000	$369,000
Brian W. Wixted, Trustee	$387,000	$387,000
Nancy B. Wolcott, Trustee	$434,000	$434,000
Investment Adviser and Sub-Advisers
Investment Adviser. Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) is the investment adviser to the Funds. LFI is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LFI's address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
Pursuant to the Investment Management Agreement, LFI manages each Fund's portfolio investments and reports to the Board of Trustees. Each Fund pays LFI a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LFI may vary according to the level of assets of that Fund.
For the fiscal year ended December 31, 2025, each Fund paid fees to LFI equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP American Balanced Allocation Fund	0.21%
LVIP American Funds Vanguard Active Passive Growth Fund	0.25%
LVIP American Growth Allocation Fund	0.22%
LVIP American Income Allocation Fund	0.21%
LVIP American Preservation Fund	0.18%
LVIP BlackRock Global Allocation Fund	0.63%
LVIP JPMorgan Retirement Income Fund	0.30%
LVIP State Street Conservative Index Allocation Fund	0.15%
LVIP State Street Global Tactical Allocation Managed Volatility Fund	0.30%
LVIP State Street Moderate Index Allocation Fund	0.15%
LVIP State Street Moderately Aggressive Index Allocation Fund	0.15%
LVIP Structured Conservative Allocation Fund	0.15%
LVIP Structured Moderate Allocation Fund	0.15%
LVIP Structured Moderately Aggressive Allocation Fund	0.15%
LVIP T. Rowe Price 2020 Fund	0.19%
LVIP T. Rowe Price 2030 Fund	0.19%
LVIP T. Rowe Price 2040 Fund	0.19%
LVIP T. Rowe Price 2050 Fund	0.19%
LVIP T. Rowe Price 2060 Fund	0.19%
LVIP Vanguard Bond Allocation Fund	0.25%
LVIP Vanguard Domestic Equity ETF Fund	0.20%
LVIP Vanguard International Equity ETF Fund	0.20%
44

For the Master Feeder Funds, pursuant to the Investment Management Agreement, LFI manages each Fund’s portfolio investments and reports to the Board of Trustees. To the extent that a Master Feeder Fund invests all of its investable assets (i.e. securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees. To the extent a Master Feeder Fund does not invest all of its investable assets in another registered investment company, the advisory fee rates payable by each Master Feeder Fund to LFI are set forth in the following table:
Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%
Advisory Fees Paid by Each Fund
For the last three fiscal years ended December 31, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:
	2025	2024	2023
LVIP American Balanced Allocation Fund	$1,748,500	$1,734,771	$1,686,433
LVIP American Funds Vanguard Active Passive Growth Fund	10,786 [1]	N/A	N/A
LVIP American Growth Allocation Fund	1,857,508	1,773,960	1,658,141
LVIP American Income Allocation Fund	356,387	368,510	368,180
LVIP American Preservation Fund	1,071,929	1,124,048	1,172,778
LVIP BlackRock Global Allocation Fund	12,982,098	13,163,517	12,943,511
LVIP JPMorgan Retirement Income Fund	600,478	614,334	608,208
LVIP State Street Conservative Index Allocation Fund	220,173	213,919	203,220
LVIP State Street Global Tactical Allocation Managed Volatility Fund	1,802,550	1,943,238	1,948,004
LVIP State Street Moderate Index Allocation Fund	984,733	929,793	839,505
LVIP State Street Moderately Aggressive Index Allocation Fund	966,674	891,859	779,931
LVIP Structured Conservative Allocation Fund	200,865	209,881	214,802
LVIP Structured Moderate Allocation Fund	1,081,707	1,060,018	1,039,101
LVIP Structured Moderately Aggressive Allocation Fund	703,898	696,006	672,208
LVIP T. Rowe Price 2020 Fund	182,022	184,680	182,967
LVIP T. Rowe Price 2030 Fund	404,836	375,798	329,592
LVIP T. Rowe Price 2040 Fund	348,947	312,077	266,812
LVIP T. Rowe Price 2050 Fund	192,757	175,687	146,875
LVIP T. Rowe Price 2060 Fund	70,823	50,356	28,322
LVIP Vanguard Bond Allocation Fund	3,507,096	3,172,342	2,766,291
LVIP Vanguard Domestic Equity ETF Fund	2,509,110	2,253,974	1,854,231
LVIP Vanguard International Equity ETF Fund	1,489,963	1,293,342	1,116,239
1
The Fund commenced operations on June 2, 2025.
Expense Reimbursements
For the last three fiscal years ended December 31, LFI reimbursed the Funds, as reflected in the table below, under the applicable expense reimbursement agreement:
	2025	2024	2023
LVIP American Funds Vanguard Active Passive Growth Fund	$74,857 [1]	N/A	N/A
LVIP BlackRock Global Allocation Fund	520,673	559,851	399,529
LVIP JPMorgan Retirement Income Fund	45,214	33,100	49,718
LVIP State Street Conservative Index Allocation Fund	70,084	67,205	71,765
LVIP Structured Moderate Allocation Fund	5,225	N/A	N/A
LVIP T. Rowe Price 2020 Fund	72,675	69,419	71,837
LVIP T. Rowe Price 2030 Fund	47,382	51,035	51,699
LVIP T. Rowe Price 2040 Fund	33,453	35,153	43,020
LVIP T. Rowe Price 2050 Fund	41,858	43,666	49,822
LVIP T. Rowe Price 2060 Fund	63,812	64,329	69,113
45

1
The Fund commenced operations on June 2, 2025.
With respect to the LVIP American Balanced Allocation Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.04% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the Adviser.
With respect to the LVIP American Funds Vanguard Active Passive Growth Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”)) exceed 0.42% of the Fund’s average daily net assets for the Standard Class (and 0.77% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through July 1, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP American Growth Allocation Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.035% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the Adviser.
With respect to the LVIP American Income Allocation Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.04% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the Adviser.
With respect to the LVIP American Preservation Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.07% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the Adviser.
With respect to the LVIP BlackRock Global Allocation Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.71% of average daily net assets for the Standard Class of the Fund and 0.96% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP JPMorgan Retirement Income Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.38% of average daily net assets of the Fund. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.38% of average daily net assets for the Standard Class of the Fund and 0.63% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The advisory waiver agreement will continue through at least April 30, 2024 and the expense reimbursement agreement will continue through at least April 30, 2027. The agreements cannot be terminated before those dates without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP State Street Conservative Index Allocation Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.20% of average daily net assets for the Standard Class of the Fund and 0.45% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the State Street Global Tactical Allocation Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP T. Rowe Price 2020 Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.24% of average daily net assets for the Standard Class of the Fund and 0.49% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
46

With respect to the LVIP T. Rowe Price 2030 Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.25% of average daily net assets for the Standard Class of the Fund and 0.50% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP T. Rowe Price 2040 Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.26% of average daily net assets for the Standard Class of the Fund and 0.51% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP T. Rowe Price 2050 Fund and the LVIP T. Rowe Price 2060 Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.27% of average daily net assets for the Standard Class of the Fund and 0.52% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.
Investment Adviser - Master Funds. The investment adviser to the Master Funds, Capital Research and Management Company (“CRMC”), was founded in 1931 and maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington. D.C., London, Geneva, Hong Kong, Singapore, Tokyo, Toronto and Mumbai. These facilities are staffed with experienced investment professionals. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors – make investment decisions, independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of CMRC. CMRC has claimed an exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act (“CEA”) with respect to the Master Funds and, therefore, is not subject to registration or regulation as such under the CEA with respect to the Master Funds.
Investment Advisory and Service Agreements - Master Funds. The Investment Advisory and Service Agreements (the “Agreements”) between the American Funds Insurance Series and the investment adviser to the Master Funds will continue in effect for periods of one year, unless sooner terminated, provided that the Agreements are renewed annually by (a) the Board of trustees of the Master Funds, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Master Fund, and (b) the vote of a majority of trustees of the Master Funds who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Master Funds for its acts or omissions in the performance of its obligations to the Master Funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act). In addition, the Agreements provide that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers that is approved by the Master Funds' board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.
As compensation for its services, the investment adviser to the Master Funds receives a monthly fee that is accrued daily, calculated at the annual rates of:
Global Growth Fund: 0.475% on the first $15 billion of net assets, plus 0.435% on net assets in excess of $15 billion;
47

Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.28% on net assets greater than $34.0 billion but not exceeding $44 billion, plus 0.275% on net assets in excess of $44 billion;
Growth-Income Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.219% on net assets greater than $34 billion not exceeding $44 billion, plus 0.217% on net assets in excess of $44 billion; and
International Fund: 0.478% on the first $15 billion of net assets, plus 0.450% on net assets greater than $15 billion but not exceeding $17 billion, plus 0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets of $21.0 billion.
In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Master Funds relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Master Funds will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Master Funds.
For additional information regarding the investment adviser to the Master Funds, including information regarding the portfolio managers' compensation for other accounts managed and ownership of shares of the Master Funds to the extent applicable, see the Master Funds' Statement of Additional Information.
Sub-Advisers. As Adviser, LFI is primarily responsible for investment decisions affecting each Fund under its management. However, for some Funds, LFI has delegated day-to-day portfolio management responsibility to investment management firms that serve as sub-advisers. Each sub-adviser makes investment decisions for its respective Fund in accordance with that Fund’s investment objectives and strategies, and places orders on behalf of that Fund to effect those decisions. With respect to the Funds that are sub-advised, LFI provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser's use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.
Fund	Sub-Adviser
LVIP BlackRock Global Allocation Fund	BlackRock Investment Management, LLC 100 Bellevue Parkway Wilmington, DE 19809
LVIP BlackRock Global Allocation Fund Cayman, Ltd. (“Subsidiary”)	BlackRock Investment Management, LLC 100 Bellevue Parkway Wilmington, DE 19809
LVIP JPMorgan Retirement Income Fund	J.P. Morgan Investment Management, Inc. 270 Park Avenue New York, NY 10017
LVIP T. Rowe Price 2020 Fund	T. Rowe Price Associates, Inc. 1307 Point Street Baltimore, MD 21231
LVIP T. Rowe Price 2030 Fund	T. Rowe Price Associates, Inc. 1307 Point Street Baltimore, MD 21231
48

Fund	Sub-Adviser
LVIP T. Rowe Price 2040 Fund	T. Rowe Price Associates, Inc. 1307 Point Street Baltimore, MD 21231
LVIP T. Rowe Price 2050 Fund	T. Rowe Price Associates, Inc. 1307 Point Street Baltimore, MD 21231
LVIP T. Rowe Price 2060 Fund	T. Rowe Price Associates, Inc. 1307 Point Street Baltimore, MD 21231
LVIP State Street Global Tactical Allocation Managed Volatility Fund	State Street Funds Management, Inc. One Congress Street Boston, MA 02114
LVIP State Street Global Tactical Allocation Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Place New York, NY 10018
LFI pays each sub-adviser a monthly fee equal to a percentage of the average daily net assets of the Fund for which the sub-adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LFI pays to a sub-adviser for a Fund may vary according to the level of assets of that Fund. For the fiscal year ended December 31, 2025, LFI paid fees to each sub-adviser equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP BlackRock Global Allocation Fund	0.35%
LVIP State Street Global Tactical Allocation Managed Volatility Fund	0.14%
LVIP T. Rowe Price 2020 Fund	0.03%
LVIP T. Rowe Price 2030 Fund	0.03%
LVIP T. Rowe Price 2040 Fund	0.03%
LVIP T. Rowe Price 2050 Fund	0.03%
LVIP T. Rowe Price 2060 Fund	0.03%
Sub-Advisory Fees Paid by Each Fund
During the last three fiscal years ended December 31, the following amounts were paid for investment sub-advisory services with respect to the management of each Fund. LFI, not the Fund, pays all sub-advisory fees owed.
	2025	2024	2023
LVIP BlackRock Global Allocation Fund	$7,191,049	$7,281,758	$7,171,755
LVIP State Street Global Tactical Allocation Managed Volatility Fund	861,650	921,111	918,885
LVIP T. Rowe Price 2020 Fund	28,740	29,160	28,890
LVIP T. Rowe Price 2030 Fund	63,921	59,336	52,041
LVIP T. Rowe Price 2040 Fund	55,097	49,275	42,128
LVIP T. Rowe Price 2050 Fund	30,435	27,740	23,191
LVIP T. Rowe Price 2060 Fund	11,183	7,951	4,472
BlackRock Advisors, LLC, BlackRock Financial Management, Inc., and BlackRock Investment Management, LLC (collectively, “BlackRock”) are wholly owned subsidiaries of BlackRock, Inc. BlackRock, Inc., through its subsidiaries and divisions, provides (i) investment management services to individuals and institutional investors through separate account management, non-discretionary advisory programs and commingled investment vehicles; (ii) risk management services, investment accounting and trade processing tools; (iii) transition management services, and (iv) securities lending services. BlackRock has been an investment advisor since 1999. Pursuant to certain sub-sub-advisory agreements, BlackRock may utilize sub-sub-advisers, BlackRock (Singapore) Limited located at Twenty Anson, #18-01 20 Anson Road, Singapore 079912, and BlackRock International Limited located at Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, which are affiliates of BlackRock.
J.P. Morgan Investment Management Inc. (“JPMorgan”) is a wholly owned subsidiary of JP Morgan Asset Management Holdings Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JP Morgan is located at 270 Park Avenue, New York, NY 10017.
Schroder Investment Management North America Inc. (“SIMNA”) is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Pursuant to the sub-advisory agreement between LFI and SIMNA, SIMNA may
49

utilize sub-sub-advisers, as applicable, to provide certain sub-advisory services to the Fund it sub-advises. The sub-sub-adviser, Schroder Investment Management North America Ltd. (“SIMNA Ltd.”), located at 1 London Wall Place, London, UK EC2Y 5AU, is an indirect wholly owned subsidiary of Schroders plc.
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation (“State Street”), a publicly traded financial holding company organized in Massachusetts. SSGA FM is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSGA FM and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation.
T. Rowe Price Associates, Inc. (“T. Rowe Price”) is one of the nation’s largest investment management firms for individual and institutional investors, retirement plans and financial intermediaries. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company.
Service marks. The Funds’ service marks and the name “Lincoln” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LFI ceases to be the Funds’ investment adviser.
In the prospectus and sales literature, the name American Funds® will be used with LVIP American Global Growth Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund, LVIP American International Fund, LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, LVIP American Income Allocation Fund, and LVIP American Preservation Fund; BlackRock Investment Management, LLC will be used with LVIP BlackRock Global Allocation Fund; J.P. Morgan Investment Management, Inc. will be used with LVIP JPMorgan Retirement Income Fund; State Street Funds Management, Inc. will be used with LVIP State Street Conservative Index Allocation Fund, LVIP State Street Moderate Index Allocation Fund, LVIP State Street Moderately Aggressive Index Allocation Fund, LVIP State Street Global Tactical Allocation Managed Volatility Fund, LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund, and LVIP Structured Moderately Aggressive Allocation Fund; T. Rowe Price will be used with LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund; Vanguard® will be used with LVIP Vanguard Bond Allocation Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund. The continued use of these names is subject to the right of the respective sub-adviser, or consultant as the case may be, to withdraw its permission in the event it ceases to be the sub-adviser or consultant to the particular Fund.
Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.
Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LFI or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to the Fund's portfolio securities in accordance with the adviser's or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 866-436-8717 or on the Funds’ website at https://lincolnfinancial.com/lvip; and (2) on the SEC's website at http://www.sec.gov.
The Board of Trustees has delegated to LFI responsibility for voting any proxies relating to shares of the Master Funds held by each Master Feeder Fund in accordance with the adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.
Proxies for the portfolio securities of the Master Funds will be voted pursuant to the Master Fund's proxy voting policies and procedures. The proxy voting procedures and principles of the Master Funds can be found in the Statement of Additional Information for the Master Funds.
Information regarding how each Fund voted proxies relating to the Master Fund during the most recent 12-month period ended June
30 is available (1) without charge, upon request, by calling 866-436-8717; and (2) on the SEC's website at http://www.sec.gov.
Portfolio Managers
The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Master Feeder Fund. Each portfolio manager is referred to in this section as a “portfolio manager.” Portfolio managers are the individuals employed by or associated with the Fund or an investment adviser of the Fund who are primarily responsible for the day-to-day management of the Fund’s portfolio.
50

Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2025.
Adviser/Sub-Adviser, Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Lincoln Financial Investments Corporation
Lu Fan, CFA
Registered Investment Companies	1	$596.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Jason Forsythe, CFA/CFP
Registered Investment Companies	15	$6,799	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Micheal Hoppe, CFA, CFP
Registered Investment Companies	1	$1,375	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Maria Ma, CFA
Registered Investment Companies	3	$2,934	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Jay Shearon
Registered Investment Companies	15	$6,799	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Alex Zeng, PhD, CFA, CAIA
Registered Investment Companies	10	$6,114	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
BlackRock Investment Management, LLC
Russ Koesterich, CFA, JD
Registered Investment Companies	9	$30,840	0	$0
Other Pooled Investment Vehicles	9	$23,030	0	$0
Other Accounts	33	$140.8	0	$0
Rick Rieder
Registered Investment Companies	22	$120,400	0	$0
Other Pooled Investment Vehicles	27	$50,350	4	$27.92
Other Accounts	41	$5,280	1	$104.9
J.P. Morgan Investment Management, Inc.
Ove Fladberg
Registered Investment Companies	24	$70,039	0	$0
Other Pooled Investment Vehicles	43	$68,951	0	$0
Other Accounts	0	$0	0	$0
Anshul Mohan
Registered Investment Companies	24	$70,039	0	$0
Other Pooled Investment Vehicles	43	$68,951	0	$0
Other Accounts	0	$0	0	$0
51

Adviser/Sub-Adviser, Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
SSGA Funds Management Inc.
Jeremiah Holly, CFA
Registered Investment Companies	24	$29,963	0	$0
Other Pooled Investment Vehicles	223	$377,432	0	$0
Other Accounts	159	$170,042	3	$327.7
Michael Martel
Registered Investment Companies	24	$29,963	0	$0
Other Pooled Investment Vehicles	223	$377,432	0	$0
Other Accounts	159	$170,042	3	$327.7
Schroder Investment Management North America Inc.
Marcus Durell
Registered Investment Companies	2	$1,053	0	$0
Other Pooled Investment Vehicles	21	$3,788	0	$0
Other Accounts	61	$25,334	1	$489.84
Mallory Timmermans, CFA
Registered Investment Companies	2	$1,053	0	$0
Other Pooled Investment Vehicles	20	$3,775	0	$0
Other Accounts	61	$25,334	1	$489
T. Rowe Price Associates, Inc.
Wyatt A. Lee, CFA
Registered Investment Companies	45	$192,107	0	$0
Other Pooled Investment Vehicles	113	$396,949	0	$0
Other Accounts	0	$0	0	$0
Andrew Jacobs van Merlen
Registered Investment Companies	45	$210,389	0	$0
Other Pooled Investment Vehicles	116	$421,130	0	$0
Other Accounts	0	$0	0	$0
Kimberly E. DeDominicis
Registered Investment Companies	45	$192,107	0	$0
Other Pooled Investment Vehicles	167	$426,902	0	$0
Other Accounts	0	$0	0	$0
Material Portfolio Manager Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager of a mutual fund has day-to-day management responsibilities with respect to the portfolio assets of more than one investment account, such as other pooled investment vehicles (including mutual funds, private funds, etc.) or separately managed accounts (collectively, “Accounts”).
Potential conflicts of interest may occur in connection with a portfolio manager’s management of a fund named in this SAI (a “Fund”), on one hand, and the investments of another Account, on the other. LFI has policies and procedures that it believes reasonably address the conflicts associated with managing multiple Accounts. The management of multiple Accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and the Fund. Material conflicts may exist between the investment strategy of the Fund and the investment strategy of other Accounts managed by the portfolio manager such as when an Account sells (or buys) a security, while the Fund buys or holds (or sells) the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by the Fund.
Material conflicts may exist in the allocation of investment opportunities between the Fund and other Accounts managed by the portfolio manager. LFI and each Fund’s sub-adviser(s), if any, have adopted policies and procedures designed to allocate investments fairly across a Fund and other Accounts.
No Fund or other LFI managed Account with a strategy similar to any of the Funds charges a performance-based fee.
The information below relates solely to the Fund(s) managed by the particular adviser or sub-adviser.
52

Lincoln Financial Investments Corporation (“LFI”)
Subadvised Funds. LFI manages certain Fund portfolio investments via a “manager of managers” structure, whereby LFI selects and oversees sub-advisers that, in turn, manage a Fund’s portfolio investments, such as equity (stocks), fixed-income (bonds), and exchange-traded funds (“ETFs”). LFI conducts ongoing reviews of each sub-adviser’s business practices and investment operations. The Funds’ manager of managers structure, as well as Accounts not being charged performance-based fees, greatly reduces the potential for LFI Fund portfolio managers to face conflicts of interest regarding the management of other Accounts.
Funds of Funds. LFI provides direct asset management services for certain Funds known as “funds of funds.” A fund of funds for which LFI serves as the investment adviser invests its assets in other mutual funds and closed-end registered investment companies, such as the Lincoln Bain Capital Total Credit Fund, for which LFI also serves as the investment adviser (which are branded “LVIP” or “Lincoln” funds), and funds, including ETFs, managed by unaffiliated investment managers (collectively, the “underlying funds”). LFI fund portfolio managers maintain an asset allocation strategy for each LVIP fund of funds and make decisions regarding allocations to underlying funds based on the LVIP fund of funds’ investment objectives, policies, practices and other relevant investment considerations that the portfolio managers deem applicable. For information on an LVIP Fund’s current holdings, including information on affiliated portfolio holdings, see the Fund’s most recent shareholder report or quarterly holdings disclosures, which are posted online at www.lincolnfinancial.com/lvip.
LFI and the Funds generally rely on SEC Rule 12d1-4 to implement the fund of funds structure. LFI, as a fiduciary to each Fund, selects underlying funds that it believes are in a Fund’s best interest based on a variety of factors.
LFI and its affiliates receive advisory and other fees from underlying LVIP and Lincoln Funds for the management and other services that LFI and its affiliates provide to the LVIP and Lincoln Funds. As such, LFI is subject to a conflict of interest in selecting underlying funds and has an incentive to invest in underlying LVIP and Lincoln Funds and favor greater allocations to those underlying funds that will pay the highest fee rate to LFI. Similarly, unaffiliated investment managers and their affiliates receive advisory and/or other fees from the underlying funds they or their affiliates manage. The affiliated and unaffiliated underlying funds may have advisory fee rates that are higher and/or fee structures that are different than those of the Funds. A portfolio manager’s management of Accounts with different advisory fee rates and/or fee structures raises potential conflicts of interest by creating an incentive to favor Accounts that charge higher fees.
As decision-makers for the LVIP funds of funds, LFI portfolio managers have the authority and discretion to manage fund of funds’ allocations to underlying funds. LFI’s policy is for LFI portfolio managers to make decisions concerning the selection of underlying funds based on the best interests of each Fund and its shareholders, without regard to any revenue that LFI receives or might receive, directly or indirectly, from the Funds or underlying funds for services provided by LFI, an LFI affiliate or any sub-adviser. At the same time, LFI expects to invest in affiliated underlying funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more comparable unaffiliated underlying funds. As noted above, LFI is subject to a conflict of interest in making an investment in an affiliated underlying fund, or in maintaining an existing investment in an affiliated underlying fund, and LFI also might have an interest in making such an investment in order to benefit that affiliated underlying fund (for example, by assisting the affiliated underlying fund in achieving or maintaining scale or to provide greater viability or, alternatively, to reduce the amounts waived and/or reimbursed by LFI to maintain the underlying fund’s expense cap, if applicable). Notwithstanding the foregoing, LFI is a fiduciary and is legally obligated to act in an LVIP fund of fund’s best interests when selecting underlying funds. The Funds have additional policies and procedures in place to comply with SEC rules concerning funds of funds.
Cross Trades. LFI portfolio managers do not manage Fund assets that may be included in cross-trades. Fund sub-advisers effect any such trades, and each sub-adviser has represented to LFI that it has procedures in place to comply with relevant SEC regulations.
Multiple Accounts. A Fund portfolio manager’s management of multiple Accounts may result in the portfolio manager devoting unequal time and attention to the management of each Account. Although LFI does not track the time a portfolio manager spends on a single Fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the Accounts for which he or she is responsible. LFI seeks to manage competing interests for the time and attention of portfolio managers and other LFI personnel.
Personal Accounts. Personal accounts of LFI investment personnel may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LFI’s code of ethics.
BlackRock Financial Management, Inc., BlackRock Advisors, LLC, and BlackRock Investment Management, LLC (BlackRock)
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant
53

shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Brownback, Rieder, Koesterich and Segall may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Brownback, Rieder, Koesterich and Segall may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
JPMorgan Investment Management, Inc. (“JPMIM”)
J.P. Morgan Investment Management Inc. (“JPMIM”) and/or its affiliates (the “Affiliates” or “JPMorgan”) provide an array of discretionary and non-discretionary investment management services and products to institutional clients (including third-party registered investment companies (“Funds”)) and individual investors. The following describes potential and actual conflicts of interest that JPMorgan can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of interest regarding JPMorgan is set forth in JPMorgan’s Form ADV. A copy of Part 1 and Part 2A of JPMorgan’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Acting for Multiple Clients. The potential for conflicts of interest exists when portfolio managers manage a fund and other accounts with similar investment objectives and strategies as the fund (“Other Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing JPMIM’s and its Affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
In general, JPMIM faces conflicts of interest when it renders investment advisory services to several clients and, from time to time, provides dissimilar investment advice to different clients. For example, when Funds or Other Accounts engage in short sales of the same securities held by a Fund, JPMIM could be seen as harming the performance of a Fund for the benefit of the Other Accounts engaging in short sales, if the short sales cause the market value of the securities to fall. In addition, a conflict could arise when one or more Other Accounts invest in different instruments or classes of securities of the same issuer than those in which a Fund invests. In certain circumstances, Other Accounts have different investment objectives or could pursue or enforce rights with respect to a particular issuer in which a Fund has also invested and these activities could have an adverse effect on the Fund. For example, if a Fund holds debt instruments of an issuer and an Other Account holds equity securities of the same issuer, then if the issuer experiences financial or operational challenges, the Fund (which holds the debt instrument) may seek a liquidation of the issuer, whereas the Other Account (which holds the equity securities) may prefer a reorganization of the issuer. In addition, an issuer in which the Fund invests may use the proceeds of the Fund’s investment to refinance or reorganize its capital structure which could result in repayment of debt held by JPMorgan or an Other Account. If the issuer performs poorly following such refinancing or reorganization, the Fund’s results will suffer whereas the Other Account’s performance will not be affected because the Other Account no longer has an investment in the issuer. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, a Fund will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by JPMorgan or Other Accounts.

Positions taken by Other Accounts may also dilute or otherwise negatively affect the values, prices or investment strategies associated with positions held by a Fund. For example, this may occur when investment decisions for a Fund are based on research or other information that is also used to support portfolio decisions by JPMIM for Other Accounts following different investment strategies or by Affiliates in managing their clients’ accounts. When an Other Account or an account managed by an Affiliate implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund (whether or not the
54

portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable investment results, and the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged.
Investment opportunities that are appropriate for a Fund may also be appropriate for Other Accounts and there is no assurance the Fund will receive an allocation of all or a portion of those investments it wishes to pursue. JPMIM’s management of an Other Account that pays it a performance fee or a higher management fee and follows the same or similar strategy as a Fund or invests in substantially similar assets as a Fund, creates an incentive for JPMIM to favor the account paying it the potentially higher fee, e.g., in placing securities trades.
JPMIM and its Affiliates, and any of their directors, partners, officers, agents or employees, also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or an Affiliate. JPMorgan and/or an Affiliate, within their discretion, may make different investment decisions and take other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, an Affiliate or any of its employees may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or an Affiliate or its clients. JPMIM, its Affiliates and their respective directors, officers and employees face a conflict of interest as they will have income or other incentives to favor their own accounts or proprietary accounts.

Preferential Treatment. JPMIM receives more compensation with respect to certain Funds or Other Accounts than it receives with respect to a Fund, or receives compensation based in part on the performance of certain accounts. This creates a conflict of interest for JPMIM and its portfolio managers by providing an incentive to favor those accounts. Actual or potential conflicts of interest also arise when a portfolio manager has management responsibilities to more than one account or Fund, such as devotion of unequal time and attention to the management of the Funds or accounts.
Allocation and Aggregation. Potential conflicts of interest also arise with both the aggregation of trade orders and allocation of securities transactions or investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities raise a potential conflict of interest because JP Morgan has an incentive to allocate trades or investment opportunities to certain accounts or Funds. For example, JPMorgan has an incentive to cause accounts it manages to participate in an offering where such participation could increase JPMorgan’s overall allocation of securities in that offering. When JPMorgan serves as sub-adviser (or investment adviser) to an underlying Fund, as well as certain Funds-of-Funds, it faces certain potential conflicts of interest when allocating the assets of the sub-advised Funds-of-Fund among its underlying Funds. For example, JPMorgan has an incentive to allocate assets of the Fund-of-Funds to seed a new fund or to allocate to an underlying Fund that is small, pays higher fees to JPMorgan or to which JPMorgan has provided seed capital.

Overall Position Limits. Potential conflicts of interest also exist when JPMorgan maintains certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon JPMorgan by law, regulation, contract or internal policies. These limitations have precluded and, in the future could preclude, a Fund from purchasing particular securities or financial instruments, even if the securities or financial instruments would otherwise meet the Fund’s objectives. For example, there are limits on the aggregate amount of investments by affiliated investors in certain types of securities that may not be exceeded without additional regulatory or corporate consent. There also are limits on the writing of options by a Fund that could be triggered based on the number of options written by JPMIM on behalf of other investment advisory clients. If certain aggregate ownership thresholds are reached or certain transactions are undertaken, the ability of a Fund to purchase or dispose of investments, or exercise rights or undertake business transactions, will be restricted.

The goal of JPMIM and its Affiliates is to meet its fiduciary obligation with respect to all clients. JPMIM and its Affiliates have policies and procedures that seek to manage conflicts. JPMIM and its Affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its Affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders received in the same security and within a reasonable time period from a market event (e.g., a change in a security rating) are continuously aggregated on the appropriate trading desk so that new orders are aggregated with current outstanding orders, consistent with JPMIM’s duty of best execution for its clients. However, there are circumstances when it may be appropriate to execute the second order differently due to other constraints or investment objectives. Such exceptions often depend on the asset class. Examples of these exceptions, particularly in the fixed-income area, are sales to meet redemption deadlines or orders related to less liquid assets.
If aggregated trades are fully executed, accounts participating in the trade will typically be allocated their pro rata share on an average price basis. Partially filled orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. Use of average price for execution of aggregated trade orders is particularly true in the equity area. However, certain investment strategies, such as the use of derivatives, or asset classes, such as fixed-income that use individual trade executions due to the nature of the strategy or supply of the security, may not be subject to average execution price policy and would receive the actual execution price of the transaction. Additionally, some accounts may be excluded from pro rata allocations. Accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. Deviations
55

from pro rata allocations are documented by the business. JPMorgan attempts to mitigate any potential unfairness by basing non-pro-rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM so that fair and equitable allocation will occur over time.
Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However JPMIM and its Affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM or its affiliates so that fair and equitable allocation will occur over time.
SSGA Funds Management, Inc. (SSGA FM)
A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.
Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally allocate to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.
A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee, as applicable. Another potential conflict may arise when the portfolio manager has a personal investment in one or more accounts that participate in transactions with other accounts. His or her personal investment(s) may create an incentive for the portfolio manager to favor one account over another.
SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation. With respect to conflicts arising from personal investments, all employees, including portfolio managers, must comply with personal trading controls established by each of SSGA FM's and the State Street Trusts’ Code of Ethics.
T. Rowe Price Associates, Inc. (T. Rowe Price)
Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, exchange-traded funds, business development companies, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, private funds, and common trust funds. T. Rowe Price also provides nondiscretionary advice to institutional investors in the form of delivery of model portfolios. Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. T. Rowe Price and the T. Rowe Price funds have adopted various compliance policies and procedures that seek to address and mitigate certain of the potential conflicts that T. Rowe Price and its investment personnel may face in this regard.
Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that they believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Investments made by a fund and the results achieved by a fund at any given time are not expected to be the same as those made by other funds for which T. Rowe Price acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to a fund. This may be attributable to a wide variety of factors, including, but not limited to, large shareholder purchases or redemptions or specific investment restrictions.
56

The T. Rowe Price funds generally may not purchase shares of stock issued by T. Rowe Price Group, Inc. However, a T. Rowe Price Index Fund is permitted to make such purchases to the extent T. Rowe Price Group, Inc., is represented in the benchmark index the fund is designed to track. T. Rowe Price may execute securities transactions with, and the T. Rowe Price funds and other accounts managed by T. Rowe Price may invest in the securities of the fund’s service providers. In addition, other T. Rowe Price accounts may use the same service providers as the T. Rowe Price funds for the same or different services.
T. Rowe Price and its affiliates furnish investment management and advisory services to numerous clients in addition to the T. Rowe Price funds, and T. Rowe Price or its affiliates may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that have performance or higher fees paid to T. Rowe Price), which may be the same as or different from those made to a T. Rowe Price fund. The management of funds or other accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest by creating an incentive to favor accounts that pay higher fees, including performance fee accounts.
The same portfolio manager(s) could serve as portfolio manager to one or more T. Rowe Price mutual funds or ETFs. That portfolio manager may determine to have one T. Rowe Price mutual fund or ETF (Investing Fund) invest in another Price mutual fund or ETF (Underlying Fund) and may have incentives, such as to support an investment strategy or cash flow needs. Moreover, a situation could occur where the best interests of the Investing Fund could be averse to the best interests of an Underlying Fund or vice versa. For example, conflicts could arise in voting proxies or purchasing or redeeming shares of the Underlying Fund in a manner beneficial to the Investing Fund but potentially detrimental to the Underlying Fund (or vice versa). The T. Rowe Price funds may be either an Investing Fund or Underlying Fund. T. Rowe Price and the portfolio managers have a fiduciary duty to the T. Rowe Price funds to act in the T. Rowe Price funds’ best interests. Under the oversight of the Board and pursuant to applicable policies and procedures, T. Rowe Price will carefully analyze any such situation and take all steps it believes necessary to minimize and, where possible, eliminate potential conflicts. The Investing Fund’s or Underlying Fund’s activities may be limited or restricted because of laws and regulations applicable to T. Rowe Price, the T. Rowe Price fund, or applicable policies and procedures. For example, if a portfolio manager comes into possession of material, non-public information about an Investing Fund or Underlying Fund, the portfolio manager could potentially be restricted from transacting in either fund, which may adversely affect the T. Rowe Price fund.
T. Rowe Price, its affiliates, and significant shareholders and any officer, director, shareholder, or employee may or may not have an interest in the securities whose purchase and sale T. Rowe Price recommends to the T. Rowe Price funds. In certain circumstances, a T. Rowe Price employee, officer, or director may serve on the board of a T. Rowe Price fund’s portfolio company. In addition, T. Rowe Price may refrain from rendering any advice or services concerning securities of companies of which any of T. Rowe Price’s (or its affiliates’ or significant shareholders’) officers, directors, or employees are directors or officers, or companies in which T. Rowe Price or any of its affiliates or significant shareholders or the officers, directors, and employees of any of them has any substantial interest or possesses material nonpublic information.
Additional potential conflicts may be inherent in our use of multiple strategies. For example, conflicts will arise in cases where different clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients may own private securities or obligations of an issuer and other clients may own or seek to acquire securities of the same issuer. For example, a client may acquire a loan, loan participation, or loan assignment of a particular borrower in which one or more other clients have an equity investment or may invest in senior debt obligations of an issuer for one client and junior debt obligations or equity of the same issuer for another client. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities (or other assets, instruments, or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, is involved in a merger or acquisition or a going private transaction, decisions over the terms of any workout or transaction will raise conflicts of interests. While it is appropriate for different clients to hold investments in different parts of the same issuer’s capital structure under normal circumstances, the interests of stockholders and debt holders may conflict, as the securities they hold will likely have different voting rights, dividend or repayment priorities, or other features that could be in conflict with one another. Clients should be aware that conflicts will not necessarily be resolved in favor of their interests.
In some cases, T. Rowe Price or its affiliates may refrain from taking certain actions or making certain investments on behalf of clients in order to avoid or to mitigate certain conflicts of interest or to prevent adverse regulatory actions or other implications for T. Rowe Price or its affiliates or may sell investments for certain clients, in such case potentially disadvantaging the clients on whose behalf the actions are not taken, investments not made, or investments sold. In other cases, T. Rowe Price or its affiliates may take actions in order to mitigate legal risks to T. Rowe Price or its affiliates, even if disadvantageous to a client.
Conflicts such as those described above may also occur between clients, on the one hand, and T. Rowe Price or its affiliates, on the other. These conflicts will not always be resolved in the favor of the client. In addition, conflicts may exist between different clients of T. Rowe Price or its affiliates. T. Rowe Price and one or more of its affiliates may operate autonomously from each other and may take actions that are adverse to other clients managed by an affiliate. In some cases, T. Rowe Price or its affiliates will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect T. Rowe Price or its affiliates’ clients. Additional potential conflicts may be inherent in our use of multiple strategies. Regulatory requirements may prohibit T. Rowe Price or its affiliates from investing in certain companies on behalf of some of their clients, including the T. Rowe Price funds, while at the same time not prohibiting T. Rowe Price or its affiliates from making those same investments on behalf of other clients that are not subject to such requirements. T. Rowe Price’s or its affiliates’ ability to negotiate certain rights or remedies or to take other actions on behalf
57

of the T. Rowe Price funds with respect to an investment also may be limited in situations in which an affiliate of the T. Rowe Price funds (or certain other interested persons) have a direct or indirect interest in the same issuer. When permitted by applicable law, other clients of T. Rowe Price or its affiliates, on the one hand, and one or more T. Rowe Price funds, on the other hand, may invest in or extend credit to different classes of securities or different parts of the capital structure of a single issuer. T. Rowe Price or its affiliates may pursue rights; provide advice or engage in other activities; or refrain from pursuing rights, providing advice, or engaging in other activities, on behalf of themselves or one or more clients other than the T. Rowe Price funds with respect to an issuer in which a T. Rowe Price fund has invested, and such actions (or refraining from action) may have a material adverse effect on such T. Rowe Price fund. In addition, as a result of regulatory requirements or otherwise, in situations in which T. Rowe Price clients (including the T. Rowe Price funds) hold positions in multiple parts of the capital structure of an issuer, T. Rowe Price or its affiliates may not pursue certain actions that may otherwise be available. T. Rowe Price and its affiliates address these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, T. Rowe Price may determine to rely on one or more information barriers between different advisers, business units, or portfolio management teams or to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of a client. In these situations, investment personnel are mindful of potentially conflicting interests of our clients with investments in different parts of an issuer’s capital structure and seek to take appropriate measures to ensure that the interests of all clients are fairly represented. As a result of the various conflicts and related issues described in this paragraph, a T. Rowe Price fund could sustain losses during periods in which T. Rowe Price or its affiliates and other clients of T. Rowe Price or its affiliates achieve profits generally or with respect to particular holdings or could achieve lower profits or higher losses than would have been the case had the conflicts described above not existed.
Portfolio Managers — Master Funds
The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Master Feeder Fund. Each portfolio manager is referred to in this section as a “portfolio manager.” Portfolio managers are the individuals employed by or associated with the Fund or an investment adviser of the Fund who are primarily responsible for the day-to-day management of the Fund’s portfolio.
Other Accounts Managed
Portfolio managers may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are as follows:
Adviser/Sub-Adviser, Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in billions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in billions) of Other Accounts Paying Performance Fees
American Global Growth Fund
Barbara Burtin
Registered Investment Companies[1]	5	$190.6	0	$0
Other Pooled Investment Vehicles[1]	4	$28.76	0	$0
Other Accounts[2]	0	$0	0	$0
Mathews Cherian
Registered Investment Companies[1]	4	$483.4	0	$0
Other Pooled Investment Vehicles[1]	5	$18.36	0	$0
Other Accounts[2]	0	$0	0	$0
Patrice Collette
Registered Investment Companies[1]	5	$190.6	0	$0
Other Pooled Investment Vehicles[1]	5	$28.84	0	$0
Other Accounts[2]	1	$0.16	0	$0
Matt Hochstetler
Registered Investment Companies[1]	7	$90.3	0	$0
Other Pooled Investment Vehicles[1]	2	$3.42	0	$0
Other Accounts[2]	0	$0	0	$0
Jason B. Smith
Registered Investment Companies[1]	1	$8.1	0	$0
Other Pooled Investment Vehicles[1]	0	$0	0	$0
Other Accounts[2]	0	$0	0	$0
58

Adviser/Sub-Adviser, Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in billions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in billions) of Other Accounts Paying Performance Fees
American Growth Fund
Julian Abdey
Registered Investment Companies[1]	4	$440.4	0	$0
Other Pooled Investment Vehicles[1]	1	$9.00	0	$0
Other Accounts[2]	0	$0	0	$0
Paul Benjamin
Registered Investment Companies[1]	4	$494.3	0	$0
Other Pooled Investment Vehicles[1]	5	$18.36	0	$0
Other Accounts[2]	0	$0	0	$0
Mark L. Casey
Registered Investment Companies[1]	6	$737.0	0	$0
Other Pooled Investment Vehicles[1]	3	$20.21	0	$0
Other Accounts[2]	0	$0	0	$0
Irfan M. Furniturewala
Registered Investment Companies[1]	5	$401.4	0	$0
Other Pooled Investment Vehicles[1]	5	$21.22	0	$0
Other Accounts[2]	5	$7.24	0	$0
Anne-Marie Peterson
Registered Investment Companies[1]	3	$517.7	0	$0
Other Pooled Investment Vehicles[1]	4	$36.92	0	$0
Other Accounts[2]	0	$0	0	$0
Andraz Razen
Registered Investment Companies[1]	8	$604.5	0	$0
Other Pooled Investment Vehicles[1]	4	$36.92	0	$0
Other Accounts[2]	0	$0	0	$0
Alan J. Wilson
Registered Investment Companies[1]	3	$624.7	0	$0
Other Pooled Investment Vehicles[1]	3	$18.80	0	$0
Other Accounts[2]	0	$0	0	$0
American International Fund
Nicholas J. Grace
Registered Investment Companies[1]	4	$283.5	0	$0
Other Pooled Investment Vehicles[2]	3	$26.82	0	$0
Other Accounts[2]	0	$0	0	$0
Dawid Justus
Registered Investment Companies[1]	5	$219.8	0	$0
Other Pooled Investment Vehicles[1]	3	$23.51	0	$0
Other Accounts[2]	0	$0	0	$0
Carl M. Kawaja
Registered Investment Companies[1]	5	$551.4	0	$0
Other Pooled Investment Vehicles[1]	5	$43.14	0	$0
Other Accounts[2]	0	$0	0	$0
Lawrence Kymisis
Registered Investment Companies[1]	1	$134.6	0	$0
Other Pooled Investment Vehicles[1]	1	$20.09	0	$0
Other Accounts[2]	0	$0	0	$0
Sung Lee
Registered Investment Companies[1]	4	$283.5	0	$0
Other Pooled Investment Vehicles[1]	3	$26.82	0	$0
Other Accounts[2]	0	$0	0	$0
59

Adviser/Sub-Adviser, Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in billions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in billions) of Other Accounts Paying Performance Fees
Gerald Du Manoir
Registered Investment Companies[1]	6	$160.6	0	$0
Other Pooled Investment Vehicles[1]	10	$25.99	0	$0
Other Accounts[2]	197	$26.24	0	$0
Samir Parekh
Registered Investment Companies[1]	9	$244.4	0	$0
Other Pooled Investment Vehicles[1]	13	$29.63	0	$0
Other Accounts[2]	100	$24.44	0	$0
Lara Pellini
Registered Investment Companies[1]	4	$322.8	0	$0
Other Pooled Investment Vehicles[1]	5	$30.26	0	$0
Other Accounts[2]	0	$0	0	$0
Andrew B. Suzman
Registered Investment Companies[1]	21	$391.0	0	$0
Other Pooled Investment Vehicles[1]	2	$20.93	0	$0
Other Accounts[2]	0	$0	0	$0
Arun Swaminathan
Registered Investment Companies[1]	3	$220.0	0	$0
Other Pooled Investment Vehicles[1]	1	$20.09	0	$0
Other Accounts[2]	0	$0	0	$0
Tomonori Tani
Registered Investment Companies[1]	4	$215.4	0	$0
Other Pooled Investment Vehicles[1]	3	$23.51	0	$0
Other Accounts[2]	0	$0	0	$0
Lisa Thompson
Registered Investment Companies[1]	8	$237.4	0	$0
Other Pooled Investment Vehicles[1]	12	$29.54	0	$0
Other Accounts[2]	12	$4.31	0	$0
American Growth-Income Fund
Brad Barrett
Registered Investment Companies[1]	2	$104.6	0	$0
Other Pooled Investment Vehicles[1]	2	$4.97	0	$0
Other Accounts[2]	0	$0	0	$0
Charles E. Ellwein
Registered Investment Companies[1]	6	$243.7	0	$0
Other Pooled Investment Vehicles[1]	3	$6.45	0	$0
Other Accounts[2]	0	$0	0	$0
Cheryl E. Frank
Registered Investment Companies[1]	5	$121.5	0	$0
Other Pooled Investment Vehicles[1]	1	$5.17	0	$0
Other Accounts[2]	125	$19.82	0	$0
Martin Jacobs
Registered Investment Companies[1]	6	$420.0	0	$0
Other Pooled Investment Vehicles[1]	6	$15.17	0	$0
Other Accounts[2]	0	$0	0	$0
Caroline Jones
Registered Investment Companies[1]	1	$8.3	0	$0
Other Pooled Investment Vehicles[1]	0	$0	0	$0
Other Accounts[2]	0	$0	0	$0
60

Adviser/Sub-Adviser, Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in billions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in billions) of Other Accounts Paying Performance Fees
Jessica Spaly
Registered Investment Companies[1]	7	$655.7	0	$0
Other Pooled Investment Vehicles[1]	6	$86.10	0	$0
Other Accounts[2]	0	$0	0	$0
1
Indicates other Registered Investment Companies (“RICs”), other Pooled Investment Vehicles (“PIVs”) or other accounts (“Other Accounts”) managed by CRMC or its affiliates for which the portfolio manager also has significant day-to-day management responsibilities. Assets noted are the total net assets of the RICs, PIVs or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or Other Account has an advisory fee that is based on the performance of the RIC, PIV or Other Account, unless otherwise noted.
2
Personal brokerage accounts of portfolio managers and their families are not reflected.
Material Portfolio Manager Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager of a mutual fund has day-to-day management responsibilities with respect to the portfolio assets of more than one investment account, such as other pooled investment vehicles (including mutual funds, private funds, etc.) or separately managed accounts (collectively, “Accounts”).
Potential conflicts of interest may occur in connection with a portfolio manager’s management of a fund named in this SAI (a “Fund”), on one hand, and the investments of another Account, on the other. LFI has policies and procedures that it believes reasonably address the conflicts associated with managing multiple Accounts. The management of multiple Accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and the Fund. Material conflicts may exist between the investment strategy of the Fund and the investment strategy of other Accounts managed by the portfolio manager such as when an Account sells (or buys) a security, while the Fund buys or holds (or sells) the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by the Fund.
Material conflicts may exist in the allocation of investment opportunities between the Fund and other Accounts managed by the portfolio manager. LFI and each Fund’s sub-adviser(s), if any, have adopted policies and procedures designed to allocate investments fairly across a Fund and other Accounts.
No Fund or other LFI managed Account with a strategy similar to any of the Funds charges a performance-based fee.
Capital Research and Management Company, the investment adviser to the Master Funds, has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the Master Funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. Capital
Research and Management Company believes that its policies and procedures are reasonably designed to address these issues.
Compensation Structures and Methods
Information regarding each portfolio manager's compensation is attached hereto as Appendix C.
Beneficial Interest of Portfolio Managers
Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.
As of the Funds' fiscal year ended December 31, 2025, no portfolio manager of any Fund beneficially owned shares of any Fund.
Shares of the Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life contract and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the Master Funds.
Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LFI, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company
61

separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous.
For fiscal years ended December 31, 2025, 2024 and 2023, LFD received $199,287,590, $194,623,872, and $177,938,119, respectively, in compensation from the Trust.
Administration Agreement
The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LFI and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.
For the fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid Lincoln Life $12,090,608, $11,515,673, and $10,571,726, respectively, in administrative services reimbursement.
The Trust compensates Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Funds.  These contractholder services include, among others: responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders.  In addition, Lincoln Life provides certain corporate-level services to each of the Funds, such as: anti-money laundering and fraud prevention; privacy and data security; disaster recovery; and services related to regulatory duties, such as duties of confidentiality and disclosure.
For the fiscal years ended December 31, 2025 and 2024, the Trust paid Lincoln Life $34,744,937 and $30,947,378, respectively, in contractholder servicing and corporate-level services reimbursement.
Securities Lending
None of the Funds engaged in any securities lending for the fiscal year ended December 31, 2025.
Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), effective October 15, 2018 (November 19, 2018 for the funds of funds and master feeder funds), pursuant to which State Street provides certain accounting services for the Fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses.
For fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid $7,662,396, $7,300,929, and $8,785,055, respectively, pursuant to its Accounting Agreement.
Code of Ethics
The Trust, LFI and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LFI who regularly have access to information about securities purchased for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.
62

Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 114 funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.
Each Fund, other than the Master Feeder Funds, currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Master Feeder fund currently offers one class of shares: the Service Class II. The Service Class II shares are subject to a distribution and service plan (Plan). The Plan allows each fund to pay distribution fees of up to 0.75% per year to those organizations that sell and distribute Service Class II shares and provide services to Service Class II shareholders and contract owners. The Plan for the Service Class II is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.
Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
Control Persons and Principal Holders of Securities
Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions received by owners of the Variable Contracts. A small number of Contract Holders could therefore determine whether Fund proposals are approved.
For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 S. Harrison Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third-party insurance companies.
As of April 1, 2026, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund's outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds. The fund of funds generally will vote their
63

shares of underlying funds in the same proportion as the vote of all of the other holders of the underlying fund's shares, a technique known as “echo voting.”
As of April 1, 2026, the record shareholders listed below held 5% or more (or 25% or more) of the outstanding shares of a Fund.
25% Plus Record Holders
Fund Name / Shareholder Name	Percentage (%) of Shareholder Ownership in Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund	28.13%
5% Plus Record Holders
Fund - Share Class / Shareholder Name	Percentage (%) of Shareholder Ownership in Fund
LVIP BlackRock Global Allocation Fund – Standard Class
LVIP BlackRock Global Allocation Managed Risk Fund	47.23%
Information concerning the Master Funds’ shareholders holding 5% or more (or 25% or more) of the outstanding shares of a Master Fund is described in the Master Funds’ SAI.
Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class and Service Class II of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class and Service Class II shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.
Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class and Service Class II may require; or maintaining customer accounts and records.
For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.35% and 0.75% per annum of the average daily NAV of Service Class and Service Class II shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.35% for the Service Class shares of the following Funds:  LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, LVIP American Income Allocation Fund, and LVIP American Preservation Fund. The Plan Fee for Service Class shares of all other Funds is 0.25%. The Plan Fee for Service Class II shares of the Funds is currently 0.55%. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.
No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.
The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class and Service Class II contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued.
For the fiscal year ended December 31, 2025, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $199,287,590.
Revenue Sharing
LFI and its affiliates, including LFD, and/or the sub-adviser, if applicable, may pay compensation at their own expense, including the profits from the advisory fees LFI receives from the Funds or the sub-advisory fees the sub-advisers receive from LFI, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Funds and/or shareholder servicing (distribution assistance). For
64

example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.
A significant purpose of these payments is to increase sales of the Funds' shares and the products that contain the Funds. LFI and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.
Valuation of Portfolio Securities
Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.
In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:
Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.
Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.
Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.
Feeder Funds. As noted in the prospectus, the new asset value (“NAV”) and offering price of each class of each Fund's shares will be determined each once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. On days that the NYSE is closed, securities held by a Master Fund may nevertheless be actively traded and the value of a Fund's share could be indirectly affected. The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAVs of the Funds are determined based upon the NAVs of the Master Funds. Determination of the NAVs of the Master Funds is the responsibility of the Master Funds and not the Funds.
Master Funds. Securities of each Master Fund are valued at their NAV. For information regarding the determination of NAV of each Master Fund, see the Master Fund's statement of additional information, which is delivered together with this SAI.
Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.
Each Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading
65

on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.
Each Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.
Each Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.
Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations.  In this regard, each Managed Volatility Fund provides daily post-trade position reports, as well as reports showing the Fund’s daily futures transactions pursuant to the managed volatility strategy, to the annuity pricing group and market risk management group within Lincoln Life, LFI’s parent company. In addition, certain Funds provide monthly portfolio holdings on a post-trade basis to Lincoln Life approximately 20 days after the end of each month. The pricing group uses Fund information to support the group’s oversight of risk management functions for the Managed Volatility Funds and Lincoln Life, but does not engage in any trading activities.  The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities.  Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associated insurance products.  Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.
Fund sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund's portfolio holdings: (1) ratings organizations, such as Moodys, and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Morningstar and Lipper, Factset Research Systems, Intex, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Bloomberg PORT, BarraOne/MSCI Barra, Barclays Capital, BlackRock Aladdin, Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, Hedgemark, MoneyMate and Barclays Capital Point, Acuity Knowledge Partners, Virtu Financial, Markit/Wall Street Office and Axioma provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Electra Securities, TriOptima, FX Connect, OMEGO LLC, Infinit Outsourcing, Inc., Limited, Cogent Consulting, Abel Noser, Charles River Communications and StarCompliance, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services such as Accenture LLP, Bank of New York Mellon, Brown Brothers Harriman & Co., Fidelity Corporate Action Solutions, State Street Bank and Trust Company, State Street Investment Manager Solutions, ION and Northern Trust, provided generally on a daily basis for the purpose of providing operational functions including, but not limited to, Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund's holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.
Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser, or sub-advisers trading services providers, class action service provider (Kessler Topaz Meltzer & Check, LLP), custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.
The Funds will disclose their portfolio holdings in public SEC filings. The Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.
Neither the Funds, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds' portfolio holdings information.
The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.
The Trust's Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those
66

of the Funds' investment adviser and other Fund affiliates, on the other. Moreover, the Funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance review and will recommend any remedial changes to the procedures.
For information regarding the disclosure of portfolio holdings of the Master Funds, please refer to the Statement of Additional Information of the Master Funds.
Purchase and Redemption Information
Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. The offering price of a Fund’s shares is equal to its net asset value per share.
If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.
Custodian and Transfer Agent
All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.
Lincoln Life performs the Funds’ dividend and transfer agent functions.
Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds' Independent Registered Public Accounting Firm. In addition to the audits of the Funds' financial statements, Ernst & Young LLP also reviews certain regulatory reports and performs other tax services when engaged to do so by the Trust.
For information regarding the Master Funds' independent registered public accounting firm, please consult the Master Funds' statement of additional information.
Financial Statements
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference here and here. The audited financial statements and the reports for the year ended December 31, 2025, of Ernst & Young LLP thereon are incorporated by reference. We will provide a copy of each Fund's annual report and financial statements, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 866-436-8717.
Taxes
Regulated Investment Company. Each Fund intends to qualify, and has elected to be taxed as, a regulated investment company under the Internal Revenue Code (the “Code”). A regulated investment company’s ordinary income and net realized capital gains, if distributed to shareholders, will not be subject to corporate income tax. Each Fund, as a regulated investment company, must, among other things, annually derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale of stock or securities or foreign currencies, or other income, such as income derived from interests in “qualified publicly traded partnerships,” gains from options, futures, or forward contracts, derived with respect to the Fund’s other investments (the Income Requirement).
Each Fund also intends to comply with diversification requirements that apply to mutual funds investing in variable contracts. Generally, a Fund will be required to diversify its investments so that on the end of each calendar quarter: no more than 55% of total assets is represented by any one investment; no more than 70% is represented by any two; no more than 80% is represented by any three; and no more than 90% is represented by any four.
67

For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by such. A Fund may satisfy an alternative asset diversification test under certain circumstances.
Each Fund may sell its shares directly to certain qualified pension and retirement plans, and to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. If a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract owners would be treated as the Fund’s shareholders, and the contracts invested in the Fund would not be treated as annuity, endowment, or life insurance contracts under the Code. All income and gain earned from those contracts both in past years and currently would be taxed currently to the Contract owners, and income and gain would remain subject to taxation as ordinary income thereafter.
If a Fund fails to qualify as a regulated investment company, the Fund would be subject to tax as an ordinary corporation on all of its taxable income and gain, whether or not distributed to shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company, the Fund’s distributions would be characterized as ordinary dividend income to its shareholders, and Contract owners would be required to include in ordinary income any income earned under the contracts for the current and all prior taxable years. A Fund’s failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts. Under certain circumstances inadvertent failures to satisfy the diversification requirements may be corrected.
Certain Funds may invest in exchange traded vehicles that track commodity returns. Under the Code, these investments are not considered “securities” for purposes of the Income Requirement. As a result, any income generated by such investments is not included in determining compliance with the Income Requirement’s 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year. To the extent that a Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.
Medicare Tax. A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments, and net gain from investments) of certain individuals, trusts and estates.
Fund Distributions. Dividends that a Fund pays from its ordinary income and distributions of a Fund’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of a Fund’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable to life insurance companies under the Code. See the Contracts Prospectus for a description of the respective Insurance Company’s tax status and the charges that may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, each Fund will send to the Insurance Companies a written notice reporting the amount and character of any distributions made during such year. Any benefits reported will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
Foreign Investments. Dividends or other income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign jurisdictions. Tax conventions, such as treaties, between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities in foreign corporations or in other regulated investment companies, the Fund may elect to treat its foreign income tax payments as paid by the Insurance Companies for U.S. income tax purposes. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make this election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount that will be available for the deduction or credit. Certain limitations apply to the credit (but not the deduction) for foreign taxes that an Insurance Company may claim. Foreign taxes each Fund pays will reduce the return on the Fund’s investments. Any benefits of a foreign tax credit or deduction as a result of this election will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
A Fund or Underlying Fund that invests in non-U.S. securities may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is eligible to do so may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund or underlying fund, depending on the circumstances.
Contract Owner Taxes. Since individual Contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the Contract owner level. The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
68

Appendix A — Long and Short-Term Credit Ratings
Certain of the Funds’ investment policies and restrictions include reference to bond (long-term) and commercial paper (short-term) ratings. The following is a discussion of the rating categories of Moody’s Investor Service, Inc. and Standard & Poor’s Financial Services LLC.
Background
Moody’s
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
S&P Global Ratings
A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due.
Long-Term Credit Ratings
Long-term ratings are generally the credit risk of fixed-income obligation with an original maturity of one year or more.
Moody’s
Aaa - Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A - Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa - Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba - Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B - Obligations rated B are considered speculative and are subject to high credit risk.
Caa - Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C - Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
S&P Global Ratings
AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
D - An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
69

*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.
Moody’s
P1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P Global Ratings
A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.
B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
70

Appendix B — Proxy Voting Policies and Procedures
Lincoln Financial Investments Corporation (“LFI”)
I. Introduction
The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, LFI.
LFI has adopted these Policies and Procedures to govern LFI’s implementation of proxy voting for LFI’s clients, which include the Lincoln Funds.
II. Policies
LFI shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).
Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LFI believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LFI votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.
In exercise voting authority LFI will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:
•
Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;
•
Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•
Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
III. Procedures
A. Direct Investments
LFI may invest directly in equity and fixed income securities, and other types of investments. LFI will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LFI will vote proxies in the Client’s best interests, as determined by LFI. In making such determination, LFI may rely on analysis from proxy voting consultants or third-party proxy voting services. LFI will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LFI may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.
B. Sub-Advised Funds
LFI advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LFI shall review each sub-adviser’s proxy voting policies and procedures as follows:
•
Before a sub-adviser is retained, LFI’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.
•
Each quarter, LFI’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LFI’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.
•
During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LFI reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.
71

C. Funds of Funds
LFI advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.
When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LFI shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”
When a fund of funds invests directly in securities other than mutual funds, LFI shall follow the procedures outlined in “Direct Investments” above.
D. Master-Feeder Funds
LFI advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.
If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.
Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.
E. Material Conflicts
In the event that LFI identifies a potential material conflict of interest between a Client and LFI, or any LFI-affiliated entity, LFI will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LFI. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.
IV. Disclosure
A. Form ADV
LFI shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LFI will disclose how Clients may obtain information about how LFI voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.
B. Statement of Additional Information (SAI)
Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).
C. Annual Reports
Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.
D. Proxy Voting Record on Form N-PX
The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
V. Recordkeeping
LFI shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:
(a)
Proxy Voting Policies and Procedures;
(b)
Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);
72

(c)
A copy of any document that LFI, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and
(d)
A copy of each written request from a Client, and any response to the Client, for information on how LFI voted the Client’s proxies.
BlackRock Advisors, LLC
BlackRock Financial Management, Inc.
BlackRock Investment Management, LLC
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers.1 BAIS works in partnership with BlackRock’s investment teams, excluding index equity2, providing expertise on investment stewardship and engaging with companies alongside and on behalf of those teams when appropriate. The team is responsible for establishing voting guidelines for the active equity platform, providing vote recommendations and operationalizing voting decisions. The guidance informs the voting recommendations BAIS makes to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
1
This document includes BAIS’ benchmark policy, which covers nearly all active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. The benchmark policy also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. This document also includes BAIS’ decarbonization policy, which covers holdings in BlackRock active funds that have climate and decarbonization objectives in addition to financial objectives.
2
BlackRock segmented active and index equity investment functions, including stewardship, in January 2025 as part of a strategic initiative to unlock the full breadth of the firm’s active and private markets capabilities for clients. As a result, there are two stewardship teams, which operate independently of one another and have separate voting policies.
Introduction to BlackRock
BlackRock’s mission is to help more people invest better. The money BlackRock manages is not its own — it belongs to BlackRock’s clients, many of whom make their own asset allocation and portfolio construction decisions. As a fiduciary, BlackRock invests on clients’ behalf to help them meet their investment objectives. The firm does this by understanding clients’ long-term investment objectives and offering choice on how and where they wish to invest their money. BlackRock then helps clients seek the best risk-adjusted returns based on those choices, underpinning this work with research, data and analytics.
At BlackRock, investment stewardship is core to our role as an asset manager and a fiduciary to our clients. As stewards of our clients' assets, we engage with companies to discuss the corporate governance and business practices that, in our experience, support companies in delivering durable, risk-adjusted financial returns over time. We are committed to building strong relationships through constructive, ongoing dialogue with the boards and executive management of the companies in which our clients are invested.
About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (the “Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing.3 Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk-adjusted financial returns. Portfolio managers and stewardship specialists may engage jointly or independently on material corporate governance matters. Our discussions focus on topics relevant to a company’s success over time, including governance and leadership, corporate strategy, capital structure and financial performance, operations and material sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
73

3
On February 11, 2025, the U.S. Securities and Exchange Commission (SEC) staff issued updated guidance for shareholders to maintain their eligibility to report their beneficial ownership under Schedule 13G of the Exchange Act. We comply fully with these requirements and do not engage with portfolio companies for the purpose, or with the effect, of changing or influencing control of the company.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude each portfolio manager has to make independent voting decisions on their holdings. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on each portfolio’s investment objectives and strategy.
These guidelines discuss BAIS’ views on corporate governance topics on which we may engage with management teams and board directors4 and on matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
4
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
Our approach to stewardship within active equities
Voting at a company's shareholder meeting is a right of share ownership and a core principle of corporate governance. The voting rights attached to clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner consistent with BlackRock’s contractual arrangements with clients and funds.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. BAIS takes a globally consistent approach to voting but considers the different corporate governance regulations and norms across markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 19 for more information about how we fulfill and oversee our investment stewardship responsibilities for BlackRock’s non-index equity strategies.5
5
Non-index equity strategies include active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies, as well as holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly for those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed income investment teams may help inform an issuer’s approach to structuring specialist issuances and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner.6
6
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
We look to the board of directors (hereafter the “board”) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In overseeing the management of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (“CEO”). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
74

Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. Generally, the board or a sub-committee determines the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether the skills and experience of a director candidate would be additive. We welcome disclosures that explain how the board considered different skills and experience to ensure that the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect directors to serve on the board. We do not prescribe any particular board composition in our engagements or voting but seek to understand how well placed a board is to act in investors’ interests. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. We consider it good practice for at least half the directors to be independent and free from conflicts of interest or undue influence.7 This also helps to ensure that board committees are composed of a sufficient number of independent directors. Companies domiciled in markets with a higher threshold for board independence should meet those local requirements.
7
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
In our view, it is good practice for boards to establish the length of time a director would normally be expected to serve, in line with market norms where those exist. We find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than typically provided for under local practice. In our experience, long-serving directors could become less independent given their long-term relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance from regulation or corporate governance best practices, we may vote against the election of the chair of the committee responsible for board composition if a company does not clearly disclose its approach to director tenure and board renewal. We may vote against the election of directors who have served for more years than is typical in markets with specific guidance, where the case for their continued service is not evident.
75

Capacity
To be effective and engaged, directors need to have the time and energy to commit to the role. In our view, an effective board will assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
Regular election of directors, ideally annually, supports director accountability to shareholders. A classified board structure8 may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model (e.g., a non-operating company such as closed-end funds).
8
A classified board divides the directors into classes with different overlapping terms. As a result, only one class of directors stands for election in any one year.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will generally not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish, but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. It is helpful to investor understanding when the board discloses the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
•
Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
•
Nominating, governance and human capital – oversight responsibilities for corporate governance principles and practices of the company, including the periodic review of board performance; responsibility for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies, including corporate culture and purpose.
•
Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey concerns about how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and the objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. In certain circumstances, it may be helpful to boards to retain independent third parties to advise on critical matters. These
76

might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards play an important role in establishing compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, incentives - most often share-based- that reward performance against long-term metrics, and pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
•
Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the
•
context of the company’s size, sector and market.
•
Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
•
Long-term incentives that motivate sustained performance across a multi-year period.
•
A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
•
Pay outcomes that are consistent with the returns to investors over the relevant time period.
•
Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
•
A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board or relevant board committee.
•
Change of control provisions that appropriately balance the interests of executives and shareholders.
•
Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
•
Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities, or the election of the most senior independent director, if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
77

Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board might consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We consider it good practice for companies to put to a shareholder vote any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may communicate with the activist to understand their analysis and objectives, once they have publicly disclosed their campaign. We may also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
We may support board candidates nominated by a shareholder activist if BAIS, in its independent judgment, or the relevant portfolio manager has determined that there is a case for change to enhance shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should give equitable consideration to the interests of all shareholders when evaluating related party transactions.
We consider it good practice for transactions with related parties, such as significant shareholders or companies affiliated with the public company, to be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. In our view, such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
78

Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. We consider it good practice for the board to oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors, and other stakeholders, on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy.
Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, we encourage companies to disclose material sustainability-related factors that are integral to how a company manages risks or generates revenue. BAIS finds it helpful to our understanding when companies provide robust, standardized disclosures on their material sustainability-related risks and opportunities. The International Sustainability Standards Board (ISSB) is one entity working to meet these objectives through its reporting standards, which may be helpful to companies in preparing such reports.9 However, we do not mandate any specific disclosure framework, and note that companies in certain jurisdictions are subject to mandatory reporting requirements under standards specified by policy makers.10
9
The ISSB is an independent standard-setting body within the International Financial Reporting Standards (IFRS) Foundation. Please refer to the IFRS website to learn more about the framework and standards S1 “General Requirements for Disclosure of Sustainability-related Financial Information” and S2 “Climate-related Disclosures.”
10
See, for examples, https://www.ifrs.org/news-and-events/news/2025/06/ifrs-foundation-publishes-jurisdictional-profiles-issb-standards/ and https://finance.ec.europa.eu/capital-markets-union-and-financial-markets/company-reporting-and-auditing/company-reporting/corporate-sustainability-reporting_en
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.
We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of corporate reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to make an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
79

Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections or introduce additional burdens. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised can address a range of matters that may be relevant to a company’s business.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we are concerned a company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to rules, regulations, agency guidance and contractual agreements that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We do not submit shareholder proposals but can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
A corporation’s ability to engage in the policy process is subject to rules and regulations set by the jurisdictions in which they engage. When a corporation reports material financial risk related to policy and or regulatory changes, BAIS may seek to understand how it is addressing the material risk identified. We seek to understand how companies engage in corporate political activities and ensure that their participation is consistent with their public statements on policy matters material to the company’s long-term strategy. The board should be aware of the approach taken by management on corporate political activities as there can be reputational risks arising from inconsistencies between a company’s policy engagement and stated policy positions. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities. We may engage a company where we would like to better understand its approach to policy engagement, where relevant.
80

To mitigate the risk of inconsistencies, companies may wish to assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
We may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient to address the material risk it has identified.
Material sustainability-related risks and opportunities
We seek to understand how companies manage the material risks and opportunities inherent in their business operations. In our experience, sustainability-related factors11 that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
11
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. It is helpful to investors’ understanding when these disclosures include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately acting to address or disclosing material climate-related risks, consistent with the parameters set out in these climate- and decarbonization-specific guidelines. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy or targets that the company does not currently provide and that would be helpful to investment decision-making. We would not recommend support for shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives. For the funds and accounts in scope, voting on matters not related to climate risk and the energy transition is undertaken in line with BAIS’ benchmark guidelines.
81

Appendix 1: How we fulfil and oversee our investment stewardship responsibilities for non-index equity investment strategies
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (the “Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Stewardship Leaders Group, comprised of senior active investors and other relevant stakeholders in BlackRock’s legal, public policy, sustainability and communications teams, helps shape the firm’s approach to investment stewardship on non-index equity investment strategies. The Group may advise on and review amendments to BAIS’ policies and practices. It does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that are commonly put to a shareholder vote. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings from the point at which votes are submitted until after the after the shareholder meeting has occurred); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies.12
82

As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice.13
12
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
13
BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our engagements and voting, investment colleagues’ insights and our Guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ Guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BlackRock maintains policies and procedures that seek to prevent undue influence on BAIS’ proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted these Guidelines which are designed to advance our clients’ long-term financial interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given preferential treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a more informed voting decision or to better understand a company's perspectives on financially material risks and opportunities. Within the normal course of business, BAIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid perceived or potential conflicts of interest, to satisfy regulatory requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides
83

BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for certain perceived or potential conflicts of interest, including:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider.
Securities lending
If authorized, BlackRock acts as a securities lending agent on behalf of its clients. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns which in turn may allow fund providers to offset fund expenses.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them to allow for voting. This decision is guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending team, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2025 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
Capital Group
The following summarizes the internal operating procedures and principles adopted by Capital Bank and Trust Company, Capital International, Inc., Capital Research and Management Company and their investment advisory affiliates, Capital Group Private Client Services, Inc., Capital International Asset Management (Canada), Inc., Capital International K.K., Capital International Limited, Capital International Management Company Sàrl and Capital International Sàrl and Capital Group Investment Management Pte. Ltd. (the “Advisers”) for voting (1) proxies of portfolio companies held by open-end and closed-end funds which are registered under the Investment Company Act of 1940 and managed by the Advisers, (2) proxies of portfolio companies held by funds organized under
84

collective investment trusts and other pooled investment vehicles managed by the Advisers, and (3) proxies of securities held in client accounts for which the Advisers have proxy voting authority. These proxy voting procedures and principles are reasonably designed to ensure that proxies are voted solely in accordance with the financial interest of the Advisers’ clients and the shareholders of the funds advised or managed by the Advisers.
Summary
The Advisers are committed to advancing the financial interests of their clients. We view proxies of companies held in client portfolios as significant assets and proxy voting and engagement as an integral part of our investment process. The voting process reflects our understanding of a company’s business, its management and its relationship with shareholders over time. In addition to our annual review of specific proposals (including discussions with corporate management representatives), we meet with companies throughout the year to discuss various governance and proxy voting topics. In all cases, long-term value creation and the investment objectives and policies of the funds and accounts we manage remain the focus.
These proxy voting procedures and principles (“Principles”) provide an important framework for analysis and decision-making with respect to issues that arise in proxy voting. While we generally adhere to these Principles, we have the flexibility to vote each proposal based on the specific circumstances that we believe are relevant. As a result, each proxy is analyzed and voted on a case-by-case basis.
As a matter of policy, we take an objective approach in assessing and voting on matters, seeking to avoid being influenced by outside sources or business relationships involving interests that may conflict with those of clients. In addition, we do not, as a policy, follow the voting recommendations provided by Institutional Shareholder Services (ISS), Glass-Lewis & Co. or other third-party advisory firms (“Advisory Firms”), which provide research that the Advisers may utilize on a case-by-case basis in addition to our proprietary proxy voting, governance and executive compensation research. We periodically assess the information provided by the Advisory Firms, including information regarding how they manage potential conflicts of interest, and report to the applicable governance committees that provide oversight of the application of these Principles.
Proxy voting process
The Advisers seek to vote all U.S. proxies. Proxies for companies outside the U.S. are also voted where there is sufficient time and information available, taking into account distinct market practices, regulations and laws, and types of proposals presented in each country. Where there is insufficient proxy and meeting agenda information available, the Advisers will generally vote against such proposals in the interest of encouraging improved disclosure for investors.
The Advisers may not exercise their voting authority if voting would impose costs on clients, including opportunity costs. For example, certain regulators have granted investment limit relief to the Advisers and their affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the Advisers will scale back their votes across all funds and accounts they manage on a pro rata basis based on assets. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy solicitation period. The Advisers may choose, due to liquidity issues, not to expose the funds and accounts they manage to such restrictions and may not vote some (or all) shares. Finally, the Advisers may determine not to recall securities on loan to exercise their voting rights when they determine that the cost of doing so would exceed the benefits to clients or that the vote would not have a material impact on the investment. Proxies with respect to securities on loan through client-directed lending programs are not available to vote and therefore are not voted.
After a proxy is received, the Advisers’ stewardship and engagement team prepares a summary of the proposals contained in the proxy statement. The Advisers will follow the “Special review procedures” below, if there are any potential conflicts of interest as described in such section.
Investment analysts are generally responsible for making voting recommendations for their investment division on significant votes that relate to companies in their coverage areas. Analysts also have the opportunity to review initial recommendations made by the Advisers’ stewardship and engagement team. Depending on the vote, a second recommendation may be made by a proxy coordinator (an investment professional with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. In this way, we seek to bring multiple perspectives to the voting process.
Each of the Advisers’ equity investment divisions has its own proxy voting committee, which is made up of investment professionals within each division. Each division’s proxy voting committee retains final authority for voting decisions made by such division. Therefore, if more than one fund or account invests in the same company, certain funds and accounts may vote differently on the same proposal. In addition, while voting recommendations are generally applicable to all funds and accounts managed by the investment division, the Advisers may vote differently depending on the investment objective and strategy of a particular fund or account.
Special review procedures
From time to time, the Advisers may vote proxies issued by, or on proposals sponsored or publicly supported by, (1) a client with substantial assets managed by the Advisers or their affiliates, (2) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates, or (3) a public company with a U.S. registered fund director either on its board or as a senior
85

executive (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.
The Advisers have developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Each equity investment division has a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.
If a potential conflict is identified according to the procedures above, the SRC will take appropriate steps to address the conflict of interest. These steps may include engaging an independent third party to review the proxy, using these Principles, to provide an independent voting recommendation to the Advisers for vote execution. The Advisers will generally follow the third party’s recommendation, except when the recommendation is inconsistent with the Advisers’ fiduciary duty to clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.
Allocating votes for comanaged funds
In cases where a fund or an account is comanaged and a security is held by more than one of the Advisers’ equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.
Proxy voting for fund of funds and other pooled vehicles
In cases where the underlying fund of an investing fund managed by the Advisers, including a fund of funds, holds a proxy vote, such vote is reviewed according to the “Special review procedures” described above.
Considerations for accounts held with Capital Group Private Clients Services, Inc. (CGPCS)
CGPCS accepts proxy voting authority from its clients and follows these proxy voting procedures and principles. If CGPCS has voting authority for a client account, it generally does not provide the client the option to direct a proxy vote with respect to a particular solicitation.
Some clients reserve the right to vote proxies and do not give CGPCS the authority to vote on their behalf. In those cases, clients should contact their custodian about receiving proxies. CGPCS would not expect to discuss particular solicitations with clients for whom it does not have proxy voting authority.
Proxy voting for companies outside the United States
As noted above, we vote proxies for companies outside the U.S. whenever practicable. If insufficient proxy and meeting agenda information is provided, we will seek to obtain information to allow for an informed voting decision; however, when our efforts do not yield sufficient information, we will generally vote against those proposals in the interest of encouraging improved disclosure for investors.
Certain countries impose restrictions on the ability of shareholders to sell shares during the proxy solicitation period. We may choose, due to liquidity issues, not to expose the funds and accounts to such restrictions and thus may not vote some (or all) shares that we own.
The principles are applied on a country-by-country basis, taking into account distinct market practices, regulations and laws, and types of proposals presented in each country.
Principles
The following principles are grouped according to types of proposals usually presented to shareholders in proxy statements.
Auditors
We believe that objective, independent audits are critical for providing investors with clear disclosures regarding the fundamental health of a business. We examine several factors that may affect the quality of an audit and an auditor’s objectivity. We use engagement as a tool to reduce risk related to audit in our portfolio companies. In certain circumstances, this may lead to a negative vote on auditor ratification and related items.
Director matters
Election of directors
As active fund managers, we value ongoing engagement with our portfolio companies in advancing the long-term interests of our clients, and proxy voting is an important part of that process. Director elections are of particular importance, as we believe a company’s board of directors plays a key role in the success of the company. In discharging their fiduciary duties, we expect boards to, among other things, be responsive to and act in the best interests of shareholders and to exercise appropriate oversight over the management and business of the company.
86

We generally support the annual election of a company’s nominees for director. We may, however, oppose all or some of the company’s nominees if we believe it to be in the best interest of shareholders or if, in our view, they have not otherwise fulfilled their fiduciary duties. In making this determination, we consider, among other things, a nominee’s potential conflicts of interest, track record (whether in the current board seat or in previous executive or director roles) with respect to shareholder protection and value creation as well as their capacity for full engagement on board matters.
With respect to capacity, we expect directors to have sufficient time to reflect and make high-quality contributions to the work of the board. As such, we will flag certain situations for additional analysis:
•
A sitting CEO, or other senior executive officer, serving on their company board plus more than one additional outside company board (in a non-executive position), and
•
A non-executive director serving on more than four public company boards, with each non-executive board chair position considered as two board seats.
When evaluating board nominees, the Advisers will consider company and individual-specific situations and circumstances. These include and are not limited to company size and complexity, business transformation, board and executive turnover, expertise, employment and controversy. We also acknowledge that service on certain boards, such as a mutual fund board or similar, may not give rise to the same concerns. In addition, we seek to engage with portfolio companies to understand their perspectives on any potential areas of concern.
We may consider opposing all or some of the nominees or certain committee members if the independence of a board and/or committee does not comply with local regulations, governance codes, listing standards or reasonable shareholder expectation. Because we expect boards to be collectively accountable for company performance and long-term value creation, we may, albeit rarely, vote against the entire board where we believe they have demonstrably failed in the execution of their duties. Where we feel a specific area has fallen short of our expectations, for example in relation to audit, remuneration or board composition, we may vote against the chair and/or members of the relevant committee.
We evaluate director nominees not only on an individual basis but also in the context of the whole board. We believe boards, as a whole, should have appropriate industry knowledge, skills, business experience and understanding of all relevant stakeholders of the company in order to discharge their duties effectively. This goal is more likely to be met by a board composed of individual directors who can each bring a breadth of experience and perspectives to their service. We consider that both appointments and succession plans should be based on merit and objective criteria. We expect portfolio companies and issuers to have board representation consistent with local market listing rules, regulations and corporate governance codes.
Independent board chair/Separation of chair and CEO
We believe board independence is essential to good corporate governance. In addition to having a board’s majority made up of independent members, we prefer separation of the chair and CEO roles and an independent board chair as best practice for structural oversight of the executive team.
We recognize that, in some cases, a sufficient level of board independence and leadership can be accomplished via other means. For example, in situations where a board has appointed an independent lead director, we will examine that individual’s duties and interaction with the chair/CEO to determine whether a full separation of the roles is still warranted.
We analyze board structure, leadership and overall governance on a case-by-case basis in arriving at decisions on whether to support separation of the chair and CEO roles.
Governance provisions
While we would typically support each of the following proposals as best practices if presented separately, we are aware that often a company may already have adopted several of these governance features. In such situations (such as a proposal to add cumulative voting in cases where directors are elected annually and there is a majority vote provision), we would consider whether the additional protections are necessary, or whether a combination of these features would leave a company vulnerable to coercive actions by shareholders with short-term investment horizons.
Shareholder access to the proxy
Proxy access proposals generally require a company to amend its bylaws to allow a qualifying shareholder or group of shareholders to nominate up to two directors on a company’s proxy ballot. To qualify, an individual or group must have owned a certain percentage (typically 3% to 5%) of the company’s shares for a minimum period of time (typically one to three years).
All proposals are reviewed on a case-by-case basis. We generally believe the following:
•
The holding period is the most important component of these proposals, since length of ownership demonstrates a commitment that is more likely to be aligned with our interests as long-term shareholders. As such, three years appears reasonable.
•
The ownership threshold should be set at the right level to avoid misuse of this provision by those without a significant economic interest in a company, so we generally will apply a sliding scale of 5% for small capitalization companies and 3% for large capitalization companies.
87

•
The number of board seats to be added under these proposals should be capped at a reasonable number (generally 10% to 25%).
•
The number and makeup of parties that may nominate directors should be representative of the broader shareholder base.
We may vote against shareholder proposals to amend existing proxy access bylaws if the company has already adopted a bylaw that meets the general parameters described above.
Classified boards
A classified board is one that elects only a percentage of its members each year. (Usually, one-third of directors are elected to serve a three-year term.) Generally, we support proposals declassifying boards. We believe that declassification (i.e., the annual election of all directors) increases a board’s sense of accountability to shareholders.
Cumulative voting
Under cumulative voting, each shareholder has a number of votes equal to the number of shares owned multiplied by the number of directors up for election. Shareholders can cast all of their votes for a single nominee, thus allowing minority shareholders to elect a director. We generally support the concept of cumulative voting in order to promote management and board accountability, and the opportunity for leadership change.
Majority vote requirement
Generally, we support proposals designed to make director elections more meaningful, either by requiring a majority vote in director elections (more “for” votes than “against”) or by requiring any director receiving more withhold votes to tender their resignation.
Anti-takeover provisions, shareholder rights and reincorporation
Shareholder rights plans (“poison pills”)
“Poison pills” are a defense against unwelcome takeover offers. These plans allow shareholders (other than the shareholder making the unwelcome takeover offer) to purchase stock at significantly discounted prices under certain circumstances.
The plans force would-be acquirers to negotiate with the board, effectively giving the board veto power over any offer. Poison pills can be detrimental to the creation of shareholder value and can help entrench management by thwarting or deterring acquisition offers that are not favored by the board but that may be beneficial to shareholders.
We generally support the elimination of existing poison pills and proposals that would require shareholder approval to adopt prospective poison pills. There may be a few select circumstances, however, where the analyst feels a need for the company to maintain anti-takeover protection. Additionally, if a company has crafted a shareholder-friendly pill, we may not support a shareholder proposal to eliminate or amend the existing provisions. One example of this is the Canadian model, which requires shareholder review and consideration of any acquisition offer.
Other anti-takeover measures
Anti-takeover provisions that are not classic poison pills are considered on a case-by-case basis. However, the guiding principle should be that anti-takeover provisions have the ability to suppress potential shareholder value by discouraging acquirers.
Change of corporate domicile outside the U.S.
We consider a company’s specific circumstances with respect to the reasons for the reincorporation. Factors that may influence whether we support a proposal to reincorporate include the potential for both corporate and shareholder-level taxes to be triggered at the time of the event, as well as the potential long-term impact of country-specific tax treaties.
Action by written consent/Right to call a special meeting
We consider several factors relating to these proposals and apply them on a case-by-case basis. These include a company’s market capitalization, composition of the company’s largest shareholders, its responsiveness to previous shareholder proposals and other forms of feedback, any meeting provisions and ownership thresholds currently in place, and its overall governance structure. While we believe that both the rights to take action by written consent and to call a special meeting are important tools for shareholders, we will consider a company’s overall governance profile before supporting shareholder proposals to adopt or amend those rights.
The right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, especially in a proxy fight. We generally support adoption of this right in principle and oppose proposals that would prevent shareholders from taking action without a formal meeting or that would take away a shareholder’s right to call a special meeting.
The ability to call a special meeting is also a valuable right for shareholders that we generally support. However, we consider the details of these shareholder proposals, particularly the proposed ownership thresholds, and attempt to assess whether a low limit (e.g., 10%) would allow actions by a relatively small group that might not be in the best interests of the majority of shareholders.
88

Capitalization
Authorization of new common shares
We generally support reasonable increases in authorized shares when the company has articulated a need (for example, a stock split or recapitalization). Even so, we are aware that new shares may dilute the ownership interest of shareholders. Consequently, other than in the case of stock splits, we generally oppose proposals that would more than double the number of authorized shares.
Authorization of “blank check” preferred shares
“Blank check” preferred shares give the board complete discretion to set terms (including voting rights). Such shares may have voting rights far in excess of those held by common stockholders. We generally oppose proposals that allow a board to issue preferred shares without prior shareholder approval, as well as proposals that allow the board to set the terms and voting rights of preferred shares at their discretion. However, a request for preferred shares with voting rights that are equal to those of existing common stock shares generally would be considered similarly to a request for authorization of new common shares.
Compensation and benefit plans
Advisory vote on executive compensation (say-on-pay)
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (“Dodd-Frank”) requires companies to allow shareholders to cast advisory (nonbinding) votes on the compensation for named executive officers, as well as the frequency of such votes (everyone, two or three years). Under Dodd-Frank, the advisory vote on compensation will cover the Compensation, Discussion and Analysis disclosure, executive compensation tables, and related narrative in company proxy filings.
We generally will ratify executive compensation unless we have specific concerns about the structure or amounts paid at a particular company (based, in part, on the factors outlined below under “Equity incentive plans”). For example, we expect short-term incentives to constitute no more than a third — and long-term incentives to constitute at least two-thirds — of an executive’s overall compensation. We apply additional scrutiny to those companies where we have a history of voting against one or more compensation plans or where we have withheld votes from compensation committee members over the past several years.
When the company has made use of one-off or non-standard award structures, we will evaluate these on a case-by-case basis, considering the quantum and vesting criteria of the award as well as the retentive needs at the company.
From time to time, we will vote against say-on-pay proposals if we are dissatisfied with a component of the overall compensation policy (e.g., high dilution, ability to reprice or exchange options, cash bonus caps expressed as a percentage of net income rather than hard dollar stop).
With respect to the frequency of advisory votes on compensation, we historically found the triennial option to be most consistent with our long-term focus at companies that presented no obvious compensation-related concerns. We acknowledge that it is often difficult for companies to make significant changes within a 12-month period and found that we have ongoing engagement with companies even when the say-on-pay votes occur less frequently. Annual votes, however, allow for regular feedback and ongoing monitoring of the impact of any policy changes. Accordingly, we will generally support management recommendation for annual votes. When longer frequencies are proposed (e.g., biennial or triennial), we will consider these proposals on a case-by-case basis, taking into account the company’s current practices and any history of concerns related to compensation.
Equity incentive plans
Incentive plans are complicated, and many factors are considered when evaluating a plan. No single factor is determinative; investment professionals weigh each plan based on protecting shareholder interests and our historical knowledge of the company and its management. Factors include:
•
Pricing: We believe options should be priced to at least 100% of fair market value (the price that shareholders would pay on the open market) on the date they are granted. We do not generally support options priced at a discount to the market.
•
Repricing: An “out-of-the-money” option has an exercise price that is higher than the current price of the stock. We generally have not supported replacing “out-of- the-money” options with new options at a lower exercise price (generally known as “repricing”) because it is not consistent with a policy of offering options as a form of long-term compensation. However, there may be circumstances under which we would consider a limited exchange program (including value-neutral exchanges).
•
Dilution: Dilution is the reduction of the voting power and/or economic interest of existing shareholders due to an increase in shares available for distribution to company employees in lieu of cash compensation. We consider several kinds of dilution: the historical annual dilution of the current plan, the potential dilution of the proposed plan and the cumulative dilution of all option plans. We tend to oppose plans that result in “excessive” dilution for existing shareholders. Acceptable dilution levels are not rigidly defined but will be a function of the (i) stage of the company’s lifecycle (embryonic to mature), (ii) company size (market capitalization), (iii) historical growth rate of sales and earnings, (iv) competitive environment and (v) extenuating circumstances related to the company’s industry. In addition, greater dilution can be tolerated when options are awarded to all employees rather than to top-level management only. We generally oppose evergreen plans (which provide for an automatic annual increase of shares available for awards without shareholder approval).
89

•
Performance: We prefer linking compensation (cash and equity) to appropriate performance criteria that encourage a long-term focus, consistent with our approach to investing.
•
Shares available for awards: Requests for additional incentive plan shares, where there are a substantial number of shares currently in reserve, will receive additional scrutiny to ensure that a company continues to award equity at an appropriate rate.
•
Option expensing: We generally support option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is nonbinding and does not require the company to adopt a specific expensing methodology. Restricted stock plans
We support restricted stock plans when such grants replace cash compensation without increasing the historical cash award and when the amount of restricted stock available for distribution represents a reasonable percentage of overall equity awards. We also consider performance criteria and other vesting requirements, as well as the economic value of the restricted stock when compared to options.
Non-employee director compensation
We generally support equity-based compensation for non-employee directors that aligns their interests with shareholders. Such plans must be reasonable in size, have fair- market-value option grants and not create excess total compensation. (They should be subject to the same limitations as executive incentive plans.) We also review the mix of options, stock awards and cash compensation. We believe that compensation packages should be structured to attract, motivate and retain qualified directors, but that excessive board compensation can undermine the board’s independence.
Employee stock purchase plans
We generally support employee stock purchase plans, which are designed to allow employees to purchase stock at a discount price and to receive favorable tax treatment when the stock is sold. In many cases, the price is 85% of the market value of the stock. These plans are broad-based and have relatively low caps on the amount of stock that may be purchased by a single employee. We generally do not take opposition to the use of evergreen provisions if they are strictly applied to employee stock purchase plans.
Shareholder proposals regarding executive compensation
Caps on executive pay
In general, we oppose shareholder proposals that seek to set limits on executive compensation, because competitive compensation packages are necessary to attract, motivate and retain executives. Shareholder proposals on this issue tend to specify arbitrary compensation criteria.
Executives’ pay restrictions or freezes
We generally oppose proposals specifying restrictions on executive pay because they take away compensation committee flexibility. Such proposals include terminating the company’s option or restricted stock programs, freezing executive pay during periods of large layoffs, establishing a maximum ratio between the highest paid executive and lowest paid employee, and linking executive pay to social criteria.
Executive severance agreements
Generally, we support proposals that require shareholder approval of executive severance agreements, largely because of the trend toward excessive severance benefits (also known as golden parachutes). If an executive leaves for reasons related to poor performance, allowing a generous “parting gift” seems contrary to good corporate governance. While we typically support proposals asking that such severance be limited to 2.99 times pay and bonus (amounts over this threshold are subject to a 20% excise tax), we may vote against proposals that request a lower limitation.
Other shareholder proposals
General principles
When evaluating shareholder proposals, we consider their materiality to the company and their ability to generate long-term value in light of the company’s business model and specific operating context. We generally favor transparency, as it allows our investment professionals to better understand a company’s risks and opportunities and its long-term value drivers. Comparing a company against its peers and against prevailing “best practices” in the relevant sector each provides helpful benchmarking that also informs our voting decisions. In addition, we support increased standardization of disclosures, particularly ones that leverage existing regulatory reporting or industry best practices, to allow for greater comparability among companies.
We will generally avoid supporting proposals that are overly prescriptive, taking into account, among other things, the current policies, practices and regulatory obligations of the company. We consider whether a shareholder proposal is nonbinding and may vote in favor of a proposal that addresses either a material shortcoming or an area in which the company has not shown sufficient progress, even if the proposal would benefit from some modification before being implemented.
Where applicable, we will also seek to apply other principles articulated in this document.
Political spending and advocacy
90

We review shareholder proposals relating to political expenditures on a case-by-case basis. In order to make a voting decision, we consider:
•
whether there currently is a policy in place regarding political spending;
•
the level of political spending oversight by the board and management team; and
•
a company’s current disclosure practices and whether the company has been subject to any previous fines or litigation.
We will generally support company disclosure regarding political spending and advocacy, including industry body membership. This is particularly the case when the current disclosure on political contributions is insufficient or significantly lacking compared to a company’s peers, there are verifiable or credible allegations of funds mismanagement through donations, or either there is no explicit board oversight or there is evidence that board oversight on political expenses is inadequate. On the other hand, we may not support a shareholder proposal if the information requested is already available in another report or the company meets the criteria noted above. We do encourage companies to disclose information relating to their political spending and advocacy against the criteria put forth by the Center for Political Accountability.
Social issues
We know that social issues, such as employee safety, community engagement and human rights (including with respect to a company’s supply chain), are important factors that can affect companies’ long-term prospects for success. As such, they are researched by our investment professionals as part of the investment process and are also considered within the framework described above, under “General principles,” when reviewing shareholder proposals. This approach is consistent with the stated investment objectives and policies of the funds and accounts we manage.
Generally, we believe that understanding an organization’s approach to human capital management can enable shareholders to assess how companies are managing people and identify those that are able to create and sustain a competitive advantage. To enable our understanding of a company’s approach to human capital management, we encourage companies to disclose the composition of the workforce in a regionally appropriate manner. We support relevant reporting and disclosure that is consistent with broadly applicable standards.
Environmental issues
As with other types of proposals, when reviewing those related to environmental issues, we take into account the investment implications and are required to vote in a manner consistent with the objectives of the funds and accounts we manage. We examine each environmental issue within the context of each specific company’s situation, including any potentially negative impact to the company’s business or operations that we feel have not been properly addressed. In formulating a voting decision on these issues, we weigh the set of factors described under “General principles” above: the issue’s materiality to the company, overall value of transparency and standardization of disclosure, the prescriptive and/or nonbinding nature of the shareholder proposal, best-in-class practices by peer group companies and best practices in the applicable sector.
We generally believe environmental issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Accordingly, we expect companies to disclose against industry standards, including those set forth by the International Sustainability Standards Board (ISSB) and, to the extent applicable, the underlying Sustainability Accounting Standards Board (SASB) and Task Force on Climate-related Financial Disclosures (TCFD) frameworks. We also expect companies to publish reporting on sustainability issues that are material to investment analysis. We will generally vote against proposals that call for director candidates with specialized expertise because, in addition to the importance of an individual director’s breadth of experience (as discussed above under “Election of directors”), we believe overly prescriptive proposals can create burdensome limitations on the effectiveness of a company’s oversight.
However, where the company is in a sector with particular exposure to climate-related risks and we believe directors with specialized expertise would enhance the company’s ability to mitigate such risks and create long-term value, we will consider voting in favor of such proposals.
Supplemental regional guidance
For voting in relation to markets in the Americas region, Europe, Middle East and African region (EMEA) and the Asia-Pacific region (APAC), we have developed additional voting guidance to address regional differences in either local market regulation or standards of corporate governance best practice. In the event of a material difference between the regional guidance and our Proxy Voting Procedures and Principles, the latter shall prevail.
J.P. MORGAN INVESTMENT MANAGEMENT INC. (“JPMIM” or “Sub-Adviser”)
J.P. Morgan Investment Management Inc. (Sub-Adviser), as an investment sub-adviser to the Funds, has been granted the authority to vote the proxies of any voting securities held in each Fund’s portfolio. In voting proxies, the Sub-Adviser’s objective is to vote proxies in the best interests of its clients. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the
91

Fund’s Board of Trustees has adopted the Sub-Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues for the Funds.
The Sub-Adviser and its affiliated advisers (“JPMAM”) are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. The Sub-Adviser has adopted a separate set of Guidelines that covers the regions each of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (“EMEA”), (3) Asia (ex-Japan) and (4) Japan (each, a “Region”; collectively, the “Regions”). In addition, for each Region, the Sub-Adviser has adopted Sustainable Strategy Proxy Voting Guidelines (“Sustainable Proxy Guidelines”) for certain sustainable strategies, which may apply to certain Funds as approved by the Board of Trustees. The Sustainable Proxy Guidelines for those sustainable strategies replace certain sections of the Guidelines for each of the Regions. Proposals for securities held in the sustainable strategies that are not covered by the Sustainable Proxy Guidelines will continue to be voted in accordance with the other provisions of the applicable Guidelines for each of the Regions..
Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value consistent with each Fund's objectives and strategies. As a general rule, in voting proxies of a particular security, the Sub-Adviser and its affiliated advisers will apply the Guidelines of the Region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Sub-Adviser and its affiliated advisers has encountered globally, based on many years of collective investment management experience.
To oversee the proxy voting process on an ongoing basis, the Sub-Adviser has established a proxy committee (“Proxy Committee”) for each global location where proxy voting decisions are made. Each Proxy Committee is composed of members and invitees including a proxy administrator (“Proxy Administrator”) and senior officers from among the investment, legal, compliance, and risk management departments. The primary functions of each Proxy Committee include: (1) reviewing and approving the Guidelines annually; (2) providing advice and recommendations on general proxy voting matters, including potential or material conflicts of interest escalated to it from time to time as well as on specific voting issues to be implemented by the Sub-Adviser; and (3) determining the independence of any third-party vendor to which it has delegated proxy voting responsibilities (such as, for example, delegation when the Sub-Adviser has identified a material conflict of interest) and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities.
The Guidelines are proprietary to the Sub-Adviser and reflect the Sub-Adviser’s views on proxy voting matters as informed by its investment experience and research over many years of proxy voting. Certain guidelines are prescriptive (“Prescribed Guidelines”) meaning they specify how the Sub-Adviser will vote a particular proxy proposal except where the Sub-Adviser, pursuant to its procedures, determines to vote in a manner contrary to its Prescribed Guidelines also known as an “Override”. Other guidelines contemplate voting on a case-by-case basis. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. Individual company facts and circumstances vary. In some cases, the Sub-Adviser may determine that, in the best interest of its clients, a particular proxy item should be voted in a manner that is not consistent with the Prescribed Guidelines. Where the Sub-Adviser chooses to vote in a manner contrary to its Prescribed Guideline or where the Proxy Administrator determines that such vote requires further escalation to certain portfolio management teams (“escalated votes”), the procedures include a review and, for certain votes, an attestation process. These processes are designed to identify actual or potential material conflicts of interest (between a Fund on the one hand, and the Fund’s Sub-Adviser or an affiliate, on the other hand), ensure that relevant personnel were not in possession of material non-public information (“MNPI”), and ensure that the proxy vote is cast in the best interests of the Fund.
In order to maintain the integrity and independence of the Sub-Adviser’s investment processes and decisions, including proxy voting decisions, and to protect the Sub-Adviser’s decisions from influences that could lead to a vote other than in the Funds’ best interests, JPMC (including the Sub-Adviser) has adopted policies and procedures that (i) address the handling of conflicts, (ii) establish information barriers, and (iii) restrict the use of MNPI. Material conflicts of interest are further avoided by voting in accordance with the Sub-Adviser’s Prescribed Guidelines. A material conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for a J.P. Morgan Fund, or when the Proxy Administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or has rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party using its own guidelines; provided, however, that the Sub-Adviser’s investment professional(s) may request an exception to this process to vote against a proposal rather than referring it to an independent third party (“Exception Request”) where the Proxy Administrator has actual knowledge indicating that a JPMorgan Chase affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. The applicable proxy committee shall review the Exception Request and shall determine whether the Sub-Adviser should vote against the proposal or whether such proxy should still be referred to an independent third party due to the potential for additional conflicts or otherwise.
Depending on the nature of the conflict, the Sub-Adviser may elect to take one or more of the following measures or other appropriate action: removing certain Sub-Adviser personnel from the proxy voting process or “walling off” personnel with knowledge of the conflict to ensure that such personnel do not influence the relevant proxy vote; voting in accordance with the applicable Prescribed Guidelines, if any, if the application of the Prescribed Guidelines would objectively result in the casting of a proxy vote in a predetermined manner, or delegating the vote to an independent third party, in which case the proxy will be voted by the independent third party in
92

accordance with its own determination. In the event that the portion of the Fund managed by the Sub-Adviser, in the aggregate with other funds managed by JPMIM, holds more than 25% of the outstanding voting securities of an open-end registered investment company or registered unit investment trust that is not managed by JPMIM (a “Non-J.P. Morgan Fund”), the Fund will vote its respective securities in a Non-J.P. Morgan Fund in the same proportion as the vote of all other holders of such securities.
For securities held in Funds that seek to follow the investment returns of an underlying index, the Sub-Adviser may abstain from voting if it determines that casting a vote would not have a material effect on the value of the Fund’s investments based on the size of the Fund’s holdings, its ownership in the issuer, and/or its consideration of the importance of the proxy vote.
The following summarizes some of the more noteworthy types of proxy voting policies of the North America Guidelines:
•
The Sub-Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) adopt or renew a poison pill without shareholder approval; (c) are affiliated outside directors who serve on audit, compensation or nominating committees or are affiliated outside directors and the full board serves on such committees or the company does not have such committees; (d) ignore a shareholder proposal that is approved by a majority of either the shares outstanding or the votes cast based on a review over a consecutive two year time frame; (e) are insiders and affiliated outsiders on boards that are not at least majority independent except, in the case of controlled companies, vote for non-independent directors who serve on committees other than the audit committee; or (f) are CEOs of publicly-traded companies who serve on more than two public boards (besides his or her own board) or for all other directors who serve on more than four public company boards. In addition, votes are generally withheld for directors who serve on committees in certain cases. For example, the Sub-Adviser generally withholds votes from audit committee members in circumstances in which there is evidence that there exists material weaknesses in the company’s internal controls. Votes generally are also withheld from directors when there is a demonstrated history of poor performance or inadequate risk oversight or when the board adopts changes to the company’s governing documents without shareholder approval if the changes materially diminish shareholder rights. Votes generally will be withheld from board chair, lead independent directors, or governance committee chairs of publicly traded companies where employees have departed for significant violation of code of conduct without claw back of compensation. In addition, the Sub-Adviser generally votes against the chair of the nominating committee if one or more directors remain on the board after having received less than majority of votes cast in the prior election.
•
The Sub-Adviser generally votes for board declassification proposals and against board classification proposals.
•
The Sub-Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.
•
The Sub-Adviser votes against proposals for a super-majority vote to approve a merger.
•
The Sub-Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.
•
The Sub-Adviser considers vote proposals with respect to stock-based incentive plans on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders) and includes an analysis of the structure of the plan and pay practices of other companies in the relevant industry and peer companies.
•
The Sub-Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social issue proposals.
•
The Sub-Adviser generally votes for management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes if the company is a Delaware corporation; otherwise, the Sub-Adviser votes on a case by case basis.
•
The Sub-Adviser supports board refreshment, independence, and a diverse skill set for directors as an important part of contributing to long-term shareholder value. The Sub-Adviser generally supports investee companies’ consideration of equal employment opportunity and inclusiveness in their general recruitment policies as the Sub-Adviser believes such diversity contributes to the effectiveness of boards and further development of sound governance and risk oversight. The Sub-Adviser supports investee companies’ disclosure of gender, racial and ethnic composition of the board so that the Sub-Adviser can include that information as one of the many data points used in its holistic assessment of the companies. As with all proxy votes, the Sub-Adviser seeks to vote in each Fund’s best interests to enhance long-term shareholder value.
•
The Sub-Adviser will generally vote against a plan and/or withhold its vote from members of the compensation committee when there is a disconnect between the chief executive officer’s pay and performance (an increase in pay and a decrease in performance). The Sub-Adviser reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support.
The following summarizes some of the more noteworthy types of proxy voting policies of Section 12 Social and Environmental Issues from the North America Guidelines:
•
The Sub-Adviser generally encourages a level of reporting on environmental matters that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable
93

shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. In general, the Sub-Adviser supports management disclosure practices that are overall consistent with the goals and objective expressed above. Proposals with respect to companies that have been involved in controversies, fines or litigation are expected to be subject to heightened review and consideration.
•
In evaluating how to vote environmental proposals, key considerations may include, but are not limited to, issuer considerations such as asset profile of the company, including whether it is exposed to potentially declining demand for the company’s products or services due to environmental considerations; cash deployments; cost structure of the company, including its position on the cost curve, expected impact of future carbon tax and exposure to high fixed operating costs; corporate behavior of the company; demonstrated capabilities of the company, its strategic planning process, and past performance; current level of disclosure of the company and consistency of disclosure across its industry; and whether the company incorporates environmental or social issues in a risk assessment or risk reporting framework. The Sub-Adviser may also consider whether adoption of the proposal would inform and educate shareholders; have companies that adopted the proposal provided insightful and meaningful information that would allow shareholders to evaluate the long-term risks and performance of the company; does the proposal require disclosure that is already addressed by existing and proposed mandated regulatory requirements or formal guidance at the local, state, or national level or the company’s existing disclosure practices; and does the proposal create the potential for unintended consequences such as a competitive disadvantage.
•
The Sub-Adviser votes against the chair of the committee responsible for providing oversight of environmental matters and/or risk where the Sub-Adviser believes the company is lagging peers in terms of disclosure, business practices or targets. The Sub-Adviser also votes against committee members, lead independent director and/or board chair for companies that have lagged over several years.
•
With regard to social issues, among other factors, the Sub-Adviser considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.
•
The Sub-Adviser expects boards to provide oversight of human capital management which includes the company management of its workforce, use of full time versus part time employees, workforce cost, employee engagement and turnover, talent development, retention and training, compliance record and health and safety. As an engaged and diverse employee base is integral to a company’s ability to innovate, respond to a diverse customer base and engage with diverse communities and deliver shareholder returns, the Sub-Adviser will generally support shareholder resolutions seeking the company to disclose data on workforce demographics, and release of EEO-1 or comparable data where such disclosure is deemed by the Sub-Adviser as inadequate.
Non-U.S. Guidelines. The following summarizes some of the more noteworthy types of proxy voting policies of the EMEA, Asia (Ex-Japan) and Japan Guidelines (collectively, “Non-U.S. Guidelines”):
•
Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Sub-Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Sub-Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.
•
Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. The Sub-Adviser also considers the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the Fund’s best interests to intentionally refrain from voting in certain overseas markets from time to time.
•
The Non-U.S. Guidelines reflect the applicable Region’s corporate governance or stewardship codes with respect to corporate governance and proxy voting. For example, JPMAM is a signatory to the UK Stewardship Code 2020 and believes that its existing stewardship policies meet the standards required under the Code. Additionally, for example, the EMEA Guidelines for UK companies are based on the revised UK Corporate Governance Code. If a portfolio company chooses to deviate from the provisions of the UK Corporate Governance Code, the Sub-Adviser takes the company’s explanation into account as appropriate, based on the Sub-Adviser’s overall assessment of the standards of corporate governance evidenced at the company. For Continental European markets, the Sub-Adviser expects companies to comply with local Corporate Governance Codes, where they exist. In markets where a comparable standard does not exist, the Sub-Adviser uses the EMEA Guidelines as the primary basis for voting, while taking local market practice into consideration where applicable. The Japan Guidelines reflect the 2020 revisions to the Japanese Stewardship Code. Likewise, the Asia (Ex-Japan) Guidelines endorse the stewardship principles promoted by different regulators and industry bodies in the region including the Singapore Stewardship Principles for Responsible Investors supported by Monetary Authority of Singapore and Singapore Exchange, the Principles for Responsible Ownership issued
94

by the Securities and Futures Commission in Hong Kong, and the Principles of Internal Governance and Asset Stewardship issued by the Financial Services Council of Australia.
•
Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Sub-Adviser pays particular attention to management’s arguments for promoting the prospective change.
•
The Non-U.S. Guidelines encourage transparency and disclosure with respect to remuneration reporting as well as processes and policies designed to align compensation with the long-term performance of portfolio companies.
•
In particular, the EMEA Guidelines indicate that the remuneration policy as it relates to senior management should ideally be presented to shareholders for approval with such votes normally occurring every third year. In addition, the EMEA Guidelines describe information that the Sub-Adviser expects to be included in remuneration reports including disclosure on amounts paid to executives, alignment between company performance and pay out to executives, disclosure of, among other things, variable incentive targets, levels of achievement and performance awards, information on the ratio of CEO pay to median employee pay.
•
With respect to the Japan Guidelines, the voting decision will be made taking into account matters such as recent trends in the company’s earnings and performance, with the expectation that companies will have a remuneration system comprised of a reasonable mix of fixed and variable (based on short term and medium to long term incentives) compensation. Such Guidelines also support the introduction of clawback clauses in order to prevent excessive risk taking which can negatively impact shareholder value and excessive pay.
•
Where shareholders are able to exercise a binding vote on remuneration policies, the Asia (Ex-Japan) Guidelines reflect the Sub-Adviser’s belief that such polices should stand the test of time. The Asia (Ex-Japan) Guidelines further encourage companies to provide information on the ratio of CEO pay to median employee pay and to explain the reasons for changes to the ratio as it unfolds year by year. The Asia (Ex-Japan) Guidelines also highlight information that companies should have with regard to gender pay gaps and indicate how this issue is being addressed.
•
The Sub-Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, under the EMEA Guidelines, the Sub-Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of a unitary board structure. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, the Non-U.S. Guidelines do not mandate a unitary board structure and local market practice will always be taken into account.
•
The Sub-Adviser will use its voting powers to encourage appropriate levels of board independence and diversity as an important part of contributing to long-term shareholder value, taking into account local market practice.
•
The EMEA Guidelines indicate that the Sub-Adviser expects boards to have a strategy to improve female representation in particular. The EMEA Guidelines generally support the target of one-third of board positions being held by women, as recommended by the UK Government’s Women on Boards Report, the Davies Review and the FTSE Women Leaders Review (formerly the Hampton-Alexander Review).
•
The Japan Guidelines include provisions on board diversity and indicate that the Sub-Adviser believes directors with diverse backgrounds should make up a majority of a board over time. The Japan Guidelines provide that the current policy is to vote against the election of the representative directors, such as the president of the company, if there is only one or no female directors (at least 30% gender diversity before 2030).
•
The Asia ex Japan Guidelines reflect, as a minimum standard for all Asia ex Japan markets, that JPMAM would expect no single-gender boards and that such boards would have 25% gender diverse representation, with 30% gender diverse representation or such higher amounts as reflected by local market practice before 2030.
•
The Sub-Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
•
The Sub-Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Sub-Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Sub-Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.
•
The Sub-Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Sub-Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.
•
The Sub-Adviser will generally vote against anti-takeover devices.
•
The Sub-Adviser considers social or environmental issues on a case-by-case basis under the Non-U.S. Guidelines, keeping in mind at all times the best economic interests of its clients. With respect to environmental proposals, the Non-U.S. Guidelines indicate that good corporate governance policies should consider the impact of company operations on the environment and the costs of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. The Non-U.S. Guidelines further encourage a level of environmental reporting that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. With regard to social
95

issues, among other factors, the Sub-Adviser considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.
North America and Non-U.S. Guidelines. The following describes certain elements that are common to the North America and Non-U.S. Guidelines:
•
The North America and Non-U.S. Guidelines note that, in certain markets, by-law changes have taken place to allow a company to hold virtual or hybrid general shareholder meetings and reflect that general shareholder meetings should be fair, constructive and foster dialogue between company management and shareholders. In principle, the Sub-Adviser is supportive of proposals allowing shareholder meetings to be convened by electronic means so long as the flexibility in the format of the meetings contributes to enhancing access to the meetings and where shareholder participation rights are protected, regardless of whether physical or virtual.
•
The North America and Non-U.S. Guidelines include climate risk guidelines due to the Sub-Adviser’s view that climate change has become a material risk to the strategy and financial performance of many companies. The Sub-Adviser may vote against directors of companies, that, in the Sub-Adviser’s opinion, face material climate-related transition or asset risks, where such disclosures are not available or where the Sub-Adviser believes such disclosures are not meaningful. To provide shareholders with meaningful disclosures on how the company is addressing risks related to climate change, the Sub-Adviser encourages disclosure aligned with the reporting framework developed by the Task Force on Climate related Financial Disclosures (“TCFD”). In addition, for companies in industries where the Sub-Adviser believes climate change risks pose material financial risks, the Sub-Adviser encourages more comprehensive reporting including scenario analysis to help under the resilience of a company’s strategy and disclosures of Scope 1 and 2 greenhouse gases (“GHG”) emission targets, where decarbonization of a company’s operations and purchased energy has been identified by the company as a key part of a company’s strategy to manage climate change risks. In addition, for companies who have chosen to set long-term net zero targets, the Sub-Adviser encourages the company to make disclosures including scope of emissions included in such targets in order to allow the Sub-Adviser to evaluate the long-term credibility of transition plans. The Sub-Adviser may vote for shareholder resolutions requesting information where disclosure is unavailable or not meaningful.
Securities Lending
Proxies for securities that are out on loan normally cannot be voted, as title passes to the borrower of the securities. The Sub-Adviser is not involved in a Fund’s securities lending arrangements as it is not a party to a securities lending agreement involving the Fund and does not make the decision to lend a Fund’s securities. As a result, to the extent that a Fund engages in securities lending, the Sub-Adviser’s will not recall securities of the Fund on loan.
Schroder Investment Management North America Inc.
Proxy Voting Policy Summary
Schroder Investment Management North America Inc. (“the Adviser”) treats the voting of proxies as an important part of its management of client assets. It votes proxies in a manner that it deems to be in the best interest of its clients. This proxy voting policy outlines the approach taken by the Adviser to the responsible use of voting rights in companies on behalf of our clients.
Proxy Voting Policy Requirements
Pursuant to its Proxy Voting policy, Schroders votes on all shares in publicly quoted equities except as described below. Schroders votes on all of its clients' shares covered by its policy, except in the following very limited circumstances:
•
Where there are share blocking requirements over the shares and the Investment team considers that the ability to trade the shares is more important than the ability to vote, it may elect not to do so. In this case, Schroders' Corporate Governance team is consulted and must approve this decision.
•
Where the relevant Corporate Governance team considers that costs associated with voting the shares (for example, the financial and/or administrative cost of providing additional documentation) may outweigh the value of the ability to vote.
•
Where there are physical barriers to voting and/or timing issues. For example, where the Schroders proxy voting provider has not provided an electronic means to vote or has not provided their research (which enables Schroders to vote) more than one U.K. business day before the voting cut off.
All voting is conducted as per Global and Regional Voting Guidelines adopted by the Schroders Group.
Schroders Global Voting Guidelines can be found Here. The Global Voting Guidelines set the minimum standards to be applied and are supported by the Regional Voting Guidelines, where applicable, which provide specific guidance on how to apply these locally. All voting is conducted in line with such Guidelines except in the circumstances described above.
Global and Regional Voting Guidelines are reviewed at least annually by regional Corporate Governance teams, with any material changes agreed with by the Compliance team.
96

Corporate Governance teams are responsible for conducting the voting on shares covered by Schroders Proxy Voting policy.
Corporate Governance teams discuss and agree with the relevant Investment teams how to vote with respect to each issuer's shares covered by the policy with reference to the applicable Global and Regional Voting Guidelines, and any discussion and/or other engagement with each company. Once an agreement is reached, the relevant Corporate Governance team is responsible for voting accordingly.
Schroders has the ability to conduct all voting electronically.
All voting is conducted via the electronic voting platform provided by Schroders proxy voting provider, unless there are specific operational reasons not to do so or Schroders attends the meeting in person.
Voting Escalation Process
Where an agreement on how to vote the shares cannot be reached between the relevant Corporate Governance team and the relevant Investment team(s):
•
The Corporate Governance team and the Investment team(s) will each write a memo setting out their views on the resolution, how they believe the shares should be voted and their rationale.
•
The Corporate Governance team shall convene a meeting (electronically or physically) between the disagreeing parties and the Co-Head of Investment and Head of Equities who will adjudicate and make a decision on how to vote the shares.
•
The Corporate Governance team will document this decision in writing and vote the shares in accordance with the decision.
For the avoidance of doubt, Schroders is not required to follow any recommendations made by the Schroders proxy voting provider, provided as part of its research.
Conflicts of Interest
Schroders is responsible for monitoring and identifying situations that could give rise to a conflict of interest, including those that could give rise to a conflict of interest when voting at company meetings. Those responsible for monitoring and identifying situations that could give rise to a conflict of interest are responsible for informing the Corporate Governance team of any potential conflicts in accordance with Schroders Group Conflicts of Interest Policy.
Where a potential conflict is identified with respect to an account on whose behalf the Corporate Governance team is voting, or the company being voted on, Schroders will typically follow the standard voting recommendations of the Schroders proxy voting provider.
Examples of potential conflicts of interest include, but are not limited to:
•
Where the company in question is a significant client, or part of the same group, as a significant client of Schroders.
•
Where the Schroders' employee making the voting decision is a director of, significant shareholder of, or has a position of influence at the company in question.
•
Where a Schroders pie director or senior manager is a director of the company in question.
•
Where Schroders pie or an affiliate is a shareholder of the company being voted on.
•
Where there is a conflict of interest between one client and another client, or there is pressure to vote in a particular way due to a client request.
•
Where the Corporate Governance team votes on Schroders pie resolutions
There may be scenarios where it is in the best interest of a client to override the recommendations of the Schroders proxy voting provider. In such scenarios, Schroders will obtain approval for the decision from Schroders' the Head of Equities (or other relevant asset class) with the reason for such a vote being recorded in writing. In cases where a recommendation from the Schroders proxy voting provider is not available, Schroders will vote in what it considers to be the best interests of its clients.
Corporate Actions
In the case of mergers, acquisitions or similar corporate actions where an account holds investments in both the target and the acquirer, Schroders acts in what it considers the best interests of its clients based on the information available at the time.
There may be other instances where different accounts, managed by the same or different Schroders fund managers, hold stocks on either side of a transaction. In these cases, the fund managers will each vote in the best interests of their respective clients. The Corporate Governance team will execute the votes on the instruction of the relevant Investment team(s).
97

State Street Investment Management
State Street Investment Management is the investment management arm of State Street Corporation, a leading provider of financial services to institutional investors. As an asset manager, State Street Investment Management votes its clients’ proxies where the client has delegated proxy voting authority to it, and State Street Investment Management votes these proxies and engages with companies in the manner that we believe will most likely protect and promote the long-term economic value of client investments, as described in this document.1
1
This Policy is applicable to SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other investment advisory affiliates of State Street Corporation.
When engaging with and voting proxies with respect to the portfolio companies in which we invest our clients’ assets, we do so on behalf of and in the best interests of the client accounts we manage and do not seek to change or influence control of any such portfolio companies. The State Street Investment Management Global Proxy Voting and Engagement Policy (the “Policy”) contains certain policies that State Street Investment Management will only apply in jurisdictions where permitted by local law and regulations. State Street Investment Management will not apply any policies contained herein in any jurisdictions where State Street Investment Management believes that implementing or following such policies would be deemed to constitute seeking to change or influence control of a portfolio company.
Introduction
At State Street Investment Management, we take our fiduciary duties as an asset manager very seriously. One of our fiduciary obligations to our clients is to always act in their best interest, including when making investment decisions, voting proxies, and conducting other shareholder engagement activities. State Street Investment Management focuses on risks and opportunities that may impact long-term value creation for our clients’ investments. We rely on the elected representatives of the companies in which we invest — the board of directors — to oversee these firms’ strategies. We expect effective independent board oversight of the material risks and opportunities to a firm’s business and operations. We believe that appropriate consideration of these risks and opportunities is an essential component of a firm’s long-term business strategy, and expect boards to actively oversee the management of the firm’s strategy.
Our Asset Stewardship program
State Street Investment Management’s Asset Stewardship Team is responsible for developing and implementing this Policy, the implementation of third-party proxy voting guidelines where applicable, case-by-case voting items, issuer engagement activities, and research and analysis of corporate governance issues and proxy voting items. All engagement activities conducted with U.S. public company issuers held in our clients’ portfolios are conducted in accordance with Appendix A to this Policy.
The Asset Stewardship Team’s activities are overseen by State Street Investment Management’s Global Fiduciary and Conduct Committee (“GFCC”). The GFCC is responsible for overseeing State Street Investment Management’s stewardship strategy, engagement priorities, and the implementation of this Policy.
State Street Investment Management has independently developed the Policy and all voting decisions and engagement activities for which State Street Investment Management has been given voting discretion are undertaken in accordance with the principles and viewpoints set forth in this Policy. Exceptions to this Policy include the use of an independent third party to vote on State Street Corporation (“State Street”) stock and the stock of other State Street affiliated entities, to mitigate a conflict of interest of voting on our parent company or affiliated entities, and other situations where we believe we may be conflicted from voting (for example, stock of a public company for which a State Street director also serves as a director, or due to an outside business interest). In such cases, delegated third parties exercise vote decisions based on their independent voting policy.
We aim to vote at all shareholder meetings where our clients have given us the authority to vote their shares and where it is feasible to do so. However, when we deem appropriate, we may refrain from voting at meetings in cases where:
•
Power of attorney documentation is required.
•
Voting would have a material impact on our ability to trade the security.
•
Voting is not permissible due to sanctions affecting a company or individual.
•
Issuer-specific special documentation is required, or various market or issuer certifications are required.
•
Certain market limitations would prohibit voting (e.g., partial/split voting prohibitions or residency restrictions).
•
Unless a client directs otherwise in so-called “share blocking” markets (markets where proxy voters have their securities blocked from trading during the period of the annual meeting).
Additionally, we are unable to vote proxies when certain custodians used by our clients do not offer proxy voting in a jurisdiction or when they charge a meeting-specific fee in excess of the typical custody service agreement.
98

Voting authority attached to certain securities held by State Street Investment Management’s pooled funds may be delegated to an independent third party as required by regulatory or other requirements. Under such arrangements, voting will be conducted by the independent third party pursuant to its proxy voting policy and not pursuant to this Policy.
The State Street Investment Management proxy voting choice program
In addition to the option of delegating proxy voting authority to State Street Investment Management pursuant to this Policy, clients may alternatively choose to participate in the State Street Investment Management Proxy Voting Choice Program (the “Proxy Voting Choice Program”), which empowers clients to direct the proxy voting of shares held by the eligible fund or segregated account2 they own. Clients that participate in the Proxy Voting Choice Program have the option of selecting a third-party proxy voting guideline from the policies included in the Proxy Voting Choice Program to apply to the vote of the client’s pro rata share of the securities held by the eligible fund or segregated account they own. This Policy does not apply to shares voted under the Proxy Voting Choice Program.
2
“Eligible funds and segregated accounts” include all fund and client accounts managed by State Street Investment Management that employ an equity index strategy and which have granted, or are able to grant, proxy voting authority to State Street Investment Management.
Securities not voted pursuant to the policy
Where clients have asked State Street Investment Management to vote the client’s shares on their behalf, including where a pooled fund fiduciary has delegated the responsibility to vote the fund’s securities to State Street Investment Management, State Street Investment Management votes those securities in a unified manner, consistent with the principles described in this Policy. Exceptions to this unified voting policy are: (1) where State Street Investment Management has made its Proxy Voting Choice Program available to its separately managed account clients and investors within a fund managed by State Street Investment Management, in which case a pro rata portion of shares held by the fund or segregated account attributable to clients who choose to participate in the Proxy Voting Choice Program will be voted consistent with the third-party proxy voting guidelines selected by the clients, (2) where a pooled investment vehicle managed by State Street Investment Management utilizes a third party proxy voting guideline as set forth in that fund’s organizational and/or offering documents, and (3) where voting authority with respect to certain securities held by State Street Investment Management pooled funds may be delegated to an independent third party as required by regulatory or other requirements. With respect to such funds and separately managed accounts utilizing third-party proxy voting guidelines, the terms of the applicable third-party proxy voting guidelines shall apply in place of the Policy described herein and the proxy votes implemented with respect to such a fund or account may differ from and be contrary to the votes implemented for other portfolios managed by State Street Investment Management pursuant to this Policy.
Regional nuances
When voting and engaging with companies, we may consider regional nuances that may be relevant to companies in a particular jurisdiction. We expect companies to observe the relevant laws and regulations of their respective markets, as well as country-specific best practice guidelines and corporate governance codes.
Our proxy voting and engagement principles
State Street Investment Management’s proxy voting and engagement program focuses on three broad principles:
1.
Effective board oversight: We believe that well-governed companies are best placed to protect and pursue shareholder interests. Principally, a board acts on behalf of shareholders by protecting their interests and preserving their rights. In order to carry out their primary responsibilities, directors undertake activities that include setting strategy and providing guidance on strategic matters, selecting the CEO and other senior executives, overseeing executive management, creating a succession plan for the board and management, and providing effective oversight of material risks and opportunities relevant to their business. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

We view board quality as a measure of director independence, director succession planning, board composition, evaluations and refreshment, and company governance practices.
2.
Disclosure: It is important for shareholders to receive timely and accurate reporting of a company’s financial performance and strategy so that they are able to assess both the value and risk of their investment. In addition to information related to strategy and performance, companies should also provide disclosure relating to their approach to corporate governance and shareholder rights. Such information allows investors to determine whether their economic interests have been safeguarded by the board and provides insights into the quality of the board’s oversight of management. Ultimately, the board of directors is accountable for the oversight and disclosure of the material risks and opportunities faced by the company.
3.
Shareholder protection: State Street Investment Management believes it is in the best interest of shareholders for companies to have appropriate shareholder rights and accountability mechanisms in place. As a starting place for voting rights, it is necessary for ownership rights to reflect one vote for one share to ensure that economic interests and proxy voting power are aligned. This share structure best supports the shareholders’ right to exercise their proxy vote on matters that are important to the protection
99

of their investment, such as share issuances and other dilutive events, authorization of strategic transactions, approval of a shareholder rights plan, and changes to the corporate bylaws or charter, among others. In terms of accountability to shareholders and appropriate checks and balances, we believe there should be annual elections of the full board of directors.
Application of principles
These three principles of effective board oversight, disclosure and shareholder protection apply across all of State Street Investment Management’s proxy voting decisions and engagements. When engaging with or voting at portfolio companies in different markets, State Street Investment Management may apply the principles in ways that are specific to a given market based on factors such as regulatory and/or legal requirements, availability of data, resources, disclosure practices, and size of holdings in our clients’ accounts.
Shareholder proposals
When voting our clients’ proxies, we may be presented with shareholder proposals at portfolio companies that must be evaluated on a case-by-case basis and in accordance with the principles set forth above. Where a company has received a shareholder proposal on a commonly requested disclosure topic and the company has determined that the topic is material to its business, we assess the effectiveness of the company’s disclosure on such topic in connection with the proposal.
Engagement
We conduct engagements with individual issuers to communicate the principles set forth in this Policy and to learn more about companies’ strategy, board oversight and disclosure practices. Engagements with US public companies held in our clients’ accounts are conducted in accordance with Appendix A. In addition, we encourage issuers to increase the amount of direct communication board members have with shareholders. We believe direct communication with executive board members and independent non-executive directors is critical to helping companies understand shareholder concerns.
Section I: Effective board oversight
Director independence
We believe independent directors are crucial to good corporate governance because we believe that independent perspectives contribute to establishing and maintaining more sound corporate governance practices.
We have developed criteria for evaluating director independence, which vary by region and/or local jurisdiction. These criteria generally follow relevant listing standards, local regulatory requirements and/or local market practice standards. Such criteria may include:
•
Participation in related-party transactions or other material business relations with the company
•
Employment history with the company
•
Status as founder or member of the founding family
•
Government representative
•
Excessive tenure and preponderance of long-tenured directors
•
Relations with significant shareholders
•
Close family ties with any of the company’s advisers, directors or senior employees
•
Cross-directorships
•
Receipt of non-board related compensation from the issuer, its auditors or advisors
•
Company’s classification of a director as non-independent
In some cases, State Street Investment Management’s criteria may be more rigorous than applicable local or listing requirements.
Majority independent board
We believe a sufficiently independent board is key to effectively monitoring management performance and providing strategic oversight.
Separation of Chair/CEO
We believe there needs to be strong independent leadership of the board, in accordance with the principles discussed above. We believe the board is best placed to choose the governance structure that is most appropriate for that company.
Board committees
We believe that board committees are crucial to robust corporate governance and should be composed of a sufficient number of independent directors. We use the same criteria for evaluating committee independence as we do for evaluating director independence, which varies by region and/or local jurisdiction. Although we recognize that board structures may vary by jurisdiction, where a board has established an audit committee and/or compensation/remuneration committee, we generally expect the committee to be primarily, and in some cases, fully independent.
100

Refreshment and tenure
We believe that average board tenure should broadly align with the length of the business cycle of the respective industry in which a company operates. In assessing excessive tenure, we consider factors such as the preponderance of long tenured directors, board refreshment practices, classified board structures and the business cycle for the industry in which a company operates.
Director time commitments
We believe a company’s nominating committee is best placed to determine appropriate time commitments for the company’s directors. We consider if a company publicly discloses its director time commitment policy (e.g., within corporate governance guidelines, proxy statement, annual report, company website, etc.) and if this policy or associated disclosure outlines the factors that the nominating committee considers to assess director time commitments during the annual policy review process.
Board composition
We believe effective board oversight of a company’s long-term business strategy necessitates a board composition with a range of knowledge, expertise, experience, and perspectives. We recognize that many factors may influence board composition, including board size, geographic location, and local regulations. We believe board members should have adequate knowledge and expertise to provide effective oversight of corporate strategy, operations, and risks and opportunities. Further, we believe that a robust nominating and governance process is essential to achieving a board composition that is designed to facilitate effective and independent oversight of a company’s long-term strategy. We believe nominating committees are best placed to determining the most effective board composition and to ensure that adequate knowledge, expertise, experience and perspectives are represented in the boardroom. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the knowledge and expertise of board members to address material issues such as emerging risks, changes to corporate strategy, and diversification of operations and geographic footprint.
Non-US companies in certain non-US indexes that do not meet established board diversity thresholds will be flagged for case-by-case review of the company's disclosures related to board composition. In addition, companies in certain established markets demonstrating underperformance relative to their Global Industry Classification Standard (GICS) sector (based on a total shareholder return metric), will be flagged for review of the company's disclosures related to board composition.
When evaluating board composition, we assess a company’s financial performance relative to its GICS sector (based on a total shareholder return metric) and relevant disclosures.
Board accountability
Oversight of strategy and risk
We believe that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. We recognize that boards are responsible for determining the ways in which they provide oversight in this area. However, we expect companies to disclose how the board provides oversight of its risk management system and risk identification. Boards should also review existing and emerging risks that evolve in tandem with the changing political and economic landscape or as companies diversify or expand their operations into new areas.
As responsible stewards, we believe in the importance of effective risk management and oversight of issues that are material to a company. To effectively manage and assess the risk of our clients’ portfolios, we expect our portfolio companies to manage risks and opportunities that are material, market-specific and industry-specific and that have a demonstrated link to long-term value creation, and to provide high-quality disclosure of this process to shareholders.
When evaluating a board’s oversight of risks and opportunities, we assess the following factors, based on various criteria including a company’s financial performance relative to its sector (based on a total shareholder return metric), relevant disclosures by, and engagements with, portfolio companies:
1.
Oversees long-term strategy
•
Articulates the material risks and opportunities and how those risks and opportunities fit into the firm’s long-term business strategy
•
Regularly assesses the effectiveness of the company’s long-term strategy, and management’s execution of this strategy
2.
Demonstrates an effective oversight process
•
Describes which committee(s) have oversight over specific risks and opportunities, as well as which topics are overseen and/or discussed at the full-board level
•
Includes risks and opportunities in board and/or committee agendas, and articulates how often specific topics are discussed at the committee and/or full-board level
•
Utilizes KPIs or metrics to assess the effectiveness of risk management processes
101

•
Engages with key stakeholders, including employees and investors
3.
Ensures effective leadership
•
Holds management accountable for progress on relevant metrics and targets
•
Integrates necessary knowledge and expertise into the board nominating and executive hiring processes, and provides training to directors and executives on topics material to the company’s business
•
Conducts a periodic effectiveness review
4.
Ensures disclosures of material information
•
Ensures publication of relevant disclosures, including those regarding material topics to the company’s business
Compliance with corporate governance principles
Our minimum expectation is that companies will comply with their respective market governance codes and/or stewardship principles. Issuers are encouraged to provide explanations of their level of compliance with their local market code and why their preferred governance structure (if not compliant with the code) serves shareholders’ long-term interests.
We will review governance practices at companies in selected indexes for their adherence to market governance codes and/or stewardship principles.
Proxy contests
We believe nominating committees that are comprised of independent directors are best placed to assess which individuals are adequately equipped with the knowledge and expertise to fulfill the duties of board members, and to act as effective fiduciaries. While our default position is to support the committees’ judgement, we consider the following factors when evaluating dissident nominees:
•
Strategy presented by dissident nominees versus that of current management, as overseen by the incumbent board Effectiveness, quality, and experience of the management slate
•
Material governance failures and the level of responsiveness to shareholder concerns and market signals by the incumbent board
•
Quality of disclosure and engagement practices to support changes to shareholder rights, capital allocation, and/or governance structure
•
Company performance and, if applicable, the merit of a recovery plan
•
Expertise of board members with respect to company industry and strategy
Compensation and remuneration
We consider it the board’s responsibility to determine the appropriate level of executive compensation. Despite the differences among the possible types of plans and awards, there is a simple underlying philosophy that guides our analysis of executive compensation: we believe that there should be a direct relationship between executive compensation and company performance over the long term.
Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, we consider factors such as adequate disclosure of various remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, as well as with corporate strategy and performance.
For example, criteria we may consider include the following:
•
The company’s financial performance relative to its GICS sector, based on a total shareholder return metric
•
Overall quantum relative to company performance
•
Vesting periods and length of performance targets
•
Mix of performance, time and options based stock units
•
Use of special grants and one-time awards
•
Retesting and repricing features
•
Disclosure and transparency
Board meeting attendance
We expect directors to attend at least 75 percent of board meetings in the last financial year or provide an appropriate explanation for why they were unable to meet this attendance threshold.
Section II: Disclosure
It is important for shareholders to receive timely and accurate reporting of a company’s financial performance and strategy so that they are able to assess both the value and risk of their investment. In addition to information related to strategy and performance, companies should provide disclosure relating to their approach to corporate governance and shareholder rights. Such information
102

allows investors to determine whether their financial interests have been protected by the board and provides insights into the board’s oversight of management. Ultimately, the board of directors is accountable for the oversight and disclosure of the material risks and opportunities faced by the company.
Reporting
Financial statements
We believe the disclosure and availability of reliable financial statements in a timely manner is imperative for investment analysis. We expect external auditors to provide assurance of a company’s financial condition.
Disclosures of material risks and opportunities faced by the company
We believe in the importance of effective risk management and governance of issues that are material to a company. This may include sustainability-related risks and opportunities where a company has identified such risks and opportunities as material to its business. Such disclosure allows shareholders to effectively assess companies’ oversight, strategy, and business practices related to these issues identified as material.
Where a company has determined a topic is material to its business, we will assess the company’s disclosure in accordance with our evaluation criteria that we believe represent quality disclosure on common disclosure topics. We may also review the company’s relevant disclosures against industry and market practice (e.g., peer disclosure, relevant frameworks, relevant industry guidance).
We look to companies to provide disclosure on the risks and opportunities relevant to their businesses, and on the board’s oversight of these risks and opportunities, in line with applicable local regulatory requirements and any voluntary standards and frameworks adopted by the company.
Section III: Shareholder protection
Capital
Share capital structure
The ability to raise capital is critical for companies to carry out strategy, to grow, and to achieve returns above their cost of capital. The approval of capital raising activities is fundamental to a shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards. When making such a decision, we believe the company should disclose a comprehensive business rationale that is consistent with corporate strategy and not overly dilutive to its shareholders.
Our approach to share capital structure matters may vary by local market and jurisdiction, due to regional nuances. Such proposals may include:
•
Increase in authorized common shares
•
Increase in authorized preferred shares
•
Introduction of unequal voting rights
•
Share repurchase programs
Reorganization, mergers and acquisitions
The reorganization of the structure of a company or mergers often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.
We expect proposals to be in the best interests of shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations.
We evaluate structural reorganizations and mergers on a case-by-case basis and expect transactions to maximize shareholder value. Some of the considerations include the following:
•
Offer premium
•
Strategic rationale
•
Board oversight of the process for the recommended transaction, including director and/or management conflicts of interest
•
Offers made at a premium and where there are no other higher bidders
•
Offers in which the secondary market price is substantially lower than the net asset value
We also may consider other factors, such as:
•
Offers with potentially negative consequences for minority shareholders because of illiquid stock
•
Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders
•
Cases where the current market price of the security exceeds the bid price at the time of voting
103

Related-party transactions
Some companies have a controlled ownership structure and complex cross-shareholdings between subsidiaries and parent companies (“related companies”). Such structures may result in the prevalence of related-party transactions between the company and its various stakeholders, such as directors and management, subsidiaries and shareholders. In markets where shareholders are required to approve such transactions, we expect companies to disclose details of the transaction, such as the nature, the value and the purpose of such a transaction. We also believe independent directors should ratify such transactions. Further, we believe companies should describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.
Shareholder rights
Proxy access
In general, we believe that proxy access is a fundamental right and an accountability mechanism for all long-term shareholders. We consider proposals relating to proxy access on a case-by-case basis and consider a balance between providing long-term shareholders accountability while preserving the flexibility for management to design a process that is appropriate for the company’s circumstances.
Vote standards
a.
Annual elections: We believe the establishment of annual elections of the board of directors is appropriate. We also consider the overall level of board independence and the independence of the key committees, as well as the existence of a shareholder rights plan.
b.
Majority voting: We believe a majority vote standard based on votes cast for the election of directors is appropriate.
Shareholder meetings
a.
Special meetings and written consent: We believe the ability for shareholders to call special meetings, as well as act by written consent is appropriate.
b.
Notice period to convene a general meeting: We expect companies to give as much notice as is practicable when calling a general meeting, generally at least 14 days.
c.
Virtual/hybrid shareholder meetings: We believe the right to hold shareholder meetings in a virtual or hybrid format is appropriate provided the company:
•
Affords virtual attendee shareholders the same rights as would normally be granted to in-person attendee shareholders
•
Commits to time-bound renewal (five years or less) of meeting format authorization by shareholders
•
Provides a written record of all questions posed during the meeting, and
•
Complies with local market laws and regulations relating to virtual and hybrid shareholder meeting practices
In evaluating these proposals we also consider the operating environment of the company, including local regulatory developments and specific market circumstances impacting virtual meeting practices.
Governance documents & miscellaneous items
Article amendments
We believe amendments to company bylaws that may negatively impact shareholder rights (such as fee-shifting, forum selection, and exclusion service bylaws) should be put to a shareholder vote. We believe a majority voting standard is generally appropriate.
We generally believe companies should have a fixed board size, or designate a range for the board size.
Anti-takeover issues
Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer to make an offer, or to reduce the likelihood of a successful offer. We generally believe shareholders should have the right to vote on reasonable offers. Our approach to anti-takeover issues may vary by local market and jurisdiction, due to regional nuances.
Accounting and audit-related issues
Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have independent non-executive directors designated as members.
We believe the disclosure and availability of reliable financial statements in a timely manner is imperative for investment analysis. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely upon
104

financial statements. It is important for the audit committee to appoint external auditors who are independent from management, as we expect auditors to provide assurance of a company’s financial condition.
State Street Investment Management believes that a company’s external auditor is an essential feature of an effective and transparent system of external independent assurance. Shareholders should be given the opportunity to vote on their (re-)appointment at the annual meeting. When appointing external auditors and approving audit fees, we will take into consideration the level of detail in company disclosures.
In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
We believe that a company should be able to discharge its auditors in the absence of pending litigation, governmental investigation, charges or fraud or other indication of significant concern. Further, we believe that auditors should attend the annual meeting of shareholders.
Indemnification and liability
Generally, we believe directors3 should be able to limit their liability and/or expand indemnification and liability protection if a director has not acted in bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
3
In Japan, this includes statutory auditors.
Section IV: Shareholder proposals
We believe that company boards do right by investors and are responsible for overseeing strategy and company management. To that end, we do not support shareholder proposals that are on a topic that the company has not determined to be material to its business or that appear to impose changes to business strategy or operations, such as increasing or decreasing investment in certain products or businesses or phasing out a product or business line.
When assessing shareholder proposals, we fundamentally consider whether the adoption of the resolution would promote long-term shareholder value in the context of our core governance principles:
1.
Effective board oversight
2.
Quality disclosure
3.
Shareholder protection
Section V: Engagement
State Street Investment Management takes a comprehensive approach to engaging with portfolio companies. Through engagement, we aim to learn more about portfolio companies’ strategy, board oversight and disclosure practices, and to better understand topics that companies deem material to their business.
Engagements with US portfolio companies: Engagements with US public companies in our clients’ portfolios are conducted in accordance with Appendix A. We do not seek to change or influence control of any portfolio company through engagement.
Equity engagements: In these conversations State Street Investment Management may express viewpoints regarding what constitutes best practices supporting effective board oversight, disclosure, and shareholder protection consistent with the Policy. Engagements may be held with portfolio companies to discuss a ballot item, event or other established topic found in our Policy.
Fixed income engagements: From time-to-time, certain corporate action election events, reclassifications or other changes to the investment terms of debt holdings may occur or an issuer may seek to engage with State Street Investment Management to discuss matters pertaining to the debt instruments that State Street Investment Management holds on behalf of its clients. In such instances, State Street Investment Management may engage with the issuer to obtain further information about the matter for purposes of its investment decision making. Such engagements are the responsibility of the Fixed Income portfolio management team, but may be supported by State Street Investment Management’s Asset Stewardship Team. All election decisions are the responsibility of the relevant portfolio management team.
Engaging with other investors soliciting State Street Investment Management’s votes in connection with contested shareholder meetings, vote-no campaigns, or shareholder proposals
While it may be helpful to speak to other investors that are running proxy contests, putting forth vote-no campaigns, or proposing shareholder proposals at portfolio companies, we limit such discussions to investors who have filed necessary documentation with regulators and engage in these discussions at our own discretion.
Our primary purpose of engaging with investors is:
105

•
To gain a better understanding of their position or concerns at portfolio companies.
•
In proxy contest situations:
•
To assess possible director candidates where investors are seeking board representation in proxy contest situations
•
To understand the investor’s proposed strategy for the company and investment time horizon to assess their alignment with State Street Investment Management’s views and interests as a long-term shareholder
Any information about our vote decisions are available in this document and on our website.
All requests for engagement should be sent to GovernanceTeam@ssga.com.
Section VI: Other matters
Securities on loan
As a responsible investor and fiduciary, we recognize the importance of balancing the benefits of voting shares and the incremental lending revenue for the pooled funds that participate in State Street Investment Management’s securities lending program (the “Funds”). Our objective is to recall securities on loan and restrict future lending until after the record date for the respective vote in instances where we believe that a particular vote could have a material impact on the Funds’ long-term financial performance and the benefit of voting shares will outweigh the forgone lending income.
Accordingly, we have set systematic recall and lending restriction criteria for shareholder meetings involving situations with the highest potential financial implications (such as proxy contests and strategic transactions including mergers and acquisitions, going dark transactions, change of corporate form, or bankruptcy and liquidation). Generally, these criteria for recall and restriction for lending only apply to certain large cap indices in developed markets.
State Street Investment Management monitors the forgone lending revenue associated with each recall to determine if the impact on the Funds’ long-term financial performance and the benefit of voting shares will outweigh the forgone lending income.
Although our objective is to systematically recall securities based on the aforementioned criteria, we must receive notice of the vote in sufficient time to recall the shares on or before the record date. When we do not receive timely notice, we may be unable to recall the shares on or before the record date.
Reporting
We provide transparency for our stewardship activities through our regular client reports and relevant information reported online in accordance with applicable legal and regulatory requirements. We publish an annual stewardship report that provides details of our stewardship approach, engagement and voting policies, and activities during the year. The annual stewardship report is complemented by quarterly stewardship activity reports as well as the publication of thought leadership on governance and other topics. Our voting record information is available on Vote View, an interactive platform that provides relevant company details, proposal types, resolution descriptions, and records of our votes cast.
Appendix A:
Policy guidelines for engagement with portfolio companies that are U.S. public companies
These policy guidelines apply to all stewardship engagement activities conducted by the State Street Investment Management’s Asset Stewardship Team with portfolio companies that are U.S. public companies (“U.S. portfolio companies”). “U.S. public companies” is defined for purposes of the Policy and this Appendix A as any issuer that has registered one or more classes of securities under the U.S. Securities Exchange Act of 1934, as amended. These policy guidelines apply to engagements related to voting matters at U.S. portfolio companies as well as offseason engagements with US portfolio companies.
As a matter of policy, State Street Investment Management does not seek to influence or change control of any issuer, including U.S. portfolio companies.
When engaging with U.S. portfolio companies, the Asset Stewardship Team may discuss State Street Investment Management’s viewpoints regarding what constitutes best practices supporting effective board oversight of material risks, disclosure of material risks, and shareholder protection consistent with the Policy, including this Appendix A. However, the Asset Stewardship Team will not discuss how it intends to cast its vote on any ballot item, nor its rationale for any vote it has made. Additionally, the Asset Stewardship Team will not dictate or pressure U.S. portfolio companies to adopt or change any policies (including but not limited to policies related to climate, diversity, equity and inclusion, or sustainability) or fundamental business choices like capital allocation. The Asset Stewardship Team will not engage in discussions with U.S. portfolio companies that explicitly or implicitly suggest contingent voting or divestment if a company does not adopt State Street Investment Management’s viewpoint on a particular item, or that suggest that any particular factor, policy or practice is dispositive in making engagement or voting decisions.
All meeting agendas with U.S. portfolio companies are set by the U.S. portfolio company. If requested by the U.S. portfolio company, State Street Investment Management may engage with the company on topics that the U.S. portfolio company has determined to be material to its business, at all times in accordance with the principles set forth in the Policy. However, the Asset Stewardship Team
106

does not discuss, and will remain in listen-only mode during all discussions of, the following topics with U.S. portfolio companies or other investors soliciting State Street Investment Management’s votes in connection with contested shareholder meetings, vote-no campaigns, or shareholder proposals:
•
Contested director elections
•
Adoption of a climate transition plan
•
Adoption of specific targets for emissions reductions
•
Scope 3 emissions, including without limitation adoption of a Scope 3 emissions policy, disclosure of Scope 3 emissions, and any reduction of Scope 3 emissions
•
Changes to the U.S. portfolio company’s capital allocation
When engaging with U.S. portfolio companies on issues or matters relating to gender, racial or ethnic diversity, the Asset Stewardship Team may discuss State Street Investment Management’s belief that effective board oversight of a company’s long-term business strategy necessitates a board composition with a range of knowledge, expertise, experience, and perspectives. However, State Street Investment Management does not apply, nor will it discuss, specific targets or thresholds of gender, racial or ethnic diversity in connection with U.S. portfolio companies.
About State Street Investment Management
At State Street Investment Management, we have been helping create better outcomes for institutions, financial intermediaries, and investors for nearly half a century. Starting with our early innovations in indexing and ETFs, our rigorous approach continues to be driven by market-tested expertise and a relentless commitment to those we serve. With over $5 trillion in assets managed*, clients in over 60 countries, and a global network of strategic partners, we use our scale to deliver a comprehensive and cost-effective suite of investment solutions that help investors get wherever they want to go.
*
This figure is presented as of December 31, 2025 and includes ETF AUM of $1,950.80 billion USD of which approximately $173.02 billion USD in gold assets with respect to SPDR products for which State Street Global Advisors Funds Distributors, LLC (SSGA FD) acts solely as the marketing agent. SSGA FD and State Street Investment Management are affiliated. Please note all AUM is unaudited.
statestreet.com/investment-management
© 2026 State Street Corporation. All Rights Reserved.
ID 3984850 0326. Exp. Date: 31/03/2027
T. Rowe Price Associates, Inc.
RESPONSIBILITY TO VOTE PROXIES
T. Rowe Price Associates, Inc. and certain of its investment adviser affiliates1 (collectively, “T. Rowe Price”) have adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting their fiduciary duty with regard to the voting of client proxies. This document is reviewed at least annually and updated as necessary.
T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.
Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.
One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers
107

and – most importantly – our investment professionals’ views in making voting decisions. T. Rowe Price investment personnel do not coordinate with investment personnel of its affiliated investment adviser, TRPIM, with respect to proxy voting decisions.
T. Rowe Price seeks to vote all of its clients’ proxies. In certain circumstances, T. Rowe Price may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
ADMINISTRATION OF POLICIES AND PROCEDURES
Environmental, Social and Governance Investing Committee. T. Rowe Price’s Environmental, Social and Governance Investing Committee (“TRPA ESG Investing Committee” or the “Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The Committee is also responsible for the oversight of third-party proxy services firms that T. Rowe Price engages to facilitate the proxy voting process.
Global Proxy Operations Team. The Global Proxy Operations team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
Governance Team. Our Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.
Responsible Investment Team. Our Responsible Investment team oversees the integration of environmental and social factors into our investment processes across asset classes. In formulating vote recommendations for matters of an environmental or social nature, the Governance team consults with the appropriate sector analyst from the Responsible Investment team, as appropriate.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the TRPA ESG Investing Committee, ISS maintains and implements custom voting policies for the Price Funds and other advisory client accounts.
Meeting Notification
T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.
Vote Determination
Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. For meetings with complex ballot items in certain international markets, research may be consulted from local domestic proxy research providers. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.
Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the TRPA ESG Investing Committee. Others review the customized vote recommendations and approve them before the votes are cast. Portfolio managers have access to current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Global Proxy Operations team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.
T. Rowe Price Voting Guidelines
Specific proxy voting guidelines have been adopted by the TRPA ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. The guidelines include regional voting guidelines as well as the guidelines for investment
108

strategies with objectives other than purely financial returns, such as Impact and Net Zero. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esg.
Global Portfolio Companies
The TRPA ESG Investing Committee has developed custom international proxy voting guidelines based on our proxy advisor’s general global policies, regional codes of corporate governance, and our own views as investors in these markets. We apply a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of a single set of policies is not appropriate for all markets.
Fixed Income and Passively Managed Strategies
Proxy voting for our fixed income and indexed portfolios is administered by the Global Proxy Operations team using T. Rowe Price’s guidelines as set by the TRPA ESG Investing Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.
Shareblocking
Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the temporary loss of liquidity in the blocked shares.
Securities on Loan
The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities for the Price Funds in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan for the Price Funds and how they may affect proxy voting.
Monitoring and Resolving Conflicts of Interest
The TRPA ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership on the Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the time T. Rowe Price casts its vote.
With respect to personal conflicts of interest, T. Rowe Price’s Global Code of Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
Specific Conflict of Interest Situations
Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item.
In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. Shares of the Price Funds that are held by other Price Funds will generally be voted in the same proportion as shares for which voting
109

instructions from other shareholders are timely received. If voting instructions from other shareholders are not received, or if a T. Rowe Price Fund is only held by other T. Rowe Price Funds or other accounts for which T. Rowe Price has proxy voting authority, the fund will vote in accordance with its Board’s instruction.
For shares of the Price Funds that are series of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the “Variable Insurance Portfolios”) held by insurance company separate accounts for which the insurance company has not received timely voting instructions, as well as shares the insurance company owns, those shares shall be voted in the same proportion as shares for which voting instructions from contract holders are timely received.
Limitations on Voting Proxies of Banks
T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.
REPORTING, RECORD RETENTION AND OVERSIGHT
The TRPA ESG Investing Committee, and certain personnel under the direction of the Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.
T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.
T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.
110

Appendix C — Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund's portfolio manager as of each Fund's fiscal year ended December 31, 2025:
Compensation of Investment Professionals - Master Funds
As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.
Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.
To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:
Global Growth Fund — MSCI All Country World Index (Net to US) and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;
Growth Fund — S&P 500 Index, Russell 1000 Growth Index with 6.5% Issuer Cap and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;
International Fund — MSCI All Country World ex USA Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;
Growth-Income Fund — S&P 500 Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund.
From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.
Lincoln Financial Investments Corporation (“LFI”)
The equity programs are designed to position LFI to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:
BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.
ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.
LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.
DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LFI employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LFI-advised funds.
111

BlackRock Advisors, LLC
BlackRock Financial Management, Inc.
BlackRock Investment Management, LLC
(collectively, BlackRock)
The discussion below describes the portfolio managers’ compensation as of December 31, 2025.
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation – Messrs. Brownback, Sjogren and Segall
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:
Portfolio Manager	Benchmark
Russell Brownback Harrison Segall	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Johan Sjogren	Varied Euro-Based Benchmarks and global inflation benchmark
Discretionary Incentive Compensation – Messrs. Inal and Zhao
Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers global compensation team determines the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are: FTSE United States in GBP; MSCI All Country (AC) Americas Index; Russell 1000 Index (GBP); Russell 1000 Index (Gross Total Return); Russell 1000 Value Index (Total Return); Russell 1000 Value Index TR in GBP; Russell 1000 Value TR Customized Index Performance Benchmark JPY; Russell 1000, expressed in EUR; Russell MidCap Value Index; S&P United States MidSmallCap Index; S&P US MidSmallCap Index (GBP).
A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.
Discretionary Incentive Compensation – Messrs. Rieder and Koesterich
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to
112

the various benchmarks.  Performance is generally assessed over trailing 1-,3-, and 5-year periods relative to benchmarks plus an alpha target as well as against peer groups. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are: S&P 500 Index, FTSE World ex-US Index, ICE BofA Current 5-Year Treasury Index, FTSE Non-US Dollar World Government Bond Index, MSCI World Net TR Index and MSCI ACWI Minimum Volatility (USD) Index (USD).
Discretionary Incentive Compensation – Messrs. Sietsema and Tsang and Ms. Hsui
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Messrs. Sietsema and Tsang and Ms. Hsui is not measured against a specific benchmark.
Discretionary Incentive Compensation – Messrs. Rehan, Tai and Wilkinson
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets or strategies under management or supervision by that portfolio manager, and/or the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.   Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds, other accounts or strategies managed by each portfolio manager.  Performance is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of other accounts or strategies managed by these portfolio managers may not be measured against a specific benchmark.
Portfolio Manager	Benchmark
Rajan Rehan James Wilkinson	S&P Developed Property Net Index, FTSE Nareit ALL EQUITY REITS Net Index, FTSE EPRA Nareit Developed Index Net Index
Benjamin Tai	S&P Developed Property Net Index
Discretionary Incentive Compensation – Ms. Ly
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance is generally assessed over trailing 1-,3-, and 5-year periods relative to applicable benchmarks. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are: A combination of market-based indices (MSCI Developed, MSCI World, Russell 1000, Bloomberg U.S. Universal Index), certain customized indices and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. With the exception of Mr. Inal, the portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of
113

portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.
Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($350,000 for 2025).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Brownback, Inal, Koesterich, Rehan, Rieder, Segall, Sietsema, Tsang and Zhao and Mses. Hsui and Ly are eligible to participate in these plans.
United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the RSP is between 10% and 15% of eligible pay capped at £160,000 per annum. The RSP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Sjogren and Wilkinson are eligible to participate in these plans.
Singapore-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock Inc. has created a variety of incentive savings plans in which employees are eligible to participate, including the Singapore BlackRock Supplemental Retirement Plan (BSRP) and the Central Provident Fund (CPF) plan (mandatory retirement for Singapore nationals and Singapore Permanent Residents), BlackRock ORSO Retirement Plan (ORSO), and the BlackRock Employee Stock Purchase Plan (ESPP).
BlackRock contributes up to 10% of monthly salary to the BSRP and the CPF in total. BlackRock contributions follow the investment direction set by participants for their own contributions. The ORSO offers a range of investment options and the funds are managed by the firm. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date.  Mr. Tai is eligible to participate in these plans.
JPMorgan Investment Management, Inc. (JPMorgan)
J.P. Morgan Investment Management’s (“JPMIM”) compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
The compensation framework for JPMIM portfolio managers (“Portfolio Managers”) participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.

The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value — aligned with client objectives — including, but not limited to:
•

• Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of
114

funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;
• The scale and complexity of their investment responsibilities;
• Individual contribution relative to the client’s risk and return objectives;
• Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and
• Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.
In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.
Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.
For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.
For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.
In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).
To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:
•
• Reducing or altogether eliminating annual incentive compensation;
• Canceling unvested awards (in full or in part);
• Clawback/recovery of previously paid compensation (cash and / or equity);
• Demotion, negative performance rating or other appropriate employment actions; and
• Termination of employment.
The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.
In evaluating each Portfolio Manager’s performance with respect to the accounts he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the accounts:
Name of Fund	Benchmark
LVIP JPMorgan Retirement Income Fund	S&P Target Date Retirement Income Index
Schroder Investment Management North America Inc.
Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. The Fund’s portfolio managers are compensated for their services to the Fund and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits. A limited number of fund managers may also receive awards under a long-term incentive program, aimed at recognizing key talent and sustained performance and potential. In addition, certain employees, typically those in our Schroders Capital business, may also be eligible to participate in carried-interest sharing arrangements, which further enhance long-term retention and alignment to investment performance.
Base salary of Schroders employees is determined by reference to the level of responsibility inherent in the role and the skills and experience of the incumbent, and is benchmarked annually against market data to ensure that Schroders is paying competitively. Schroders reviews base salaries annually, targeting increases at lower earners, for whom fixed compensation comprises a more significant portion of total compensation, as well as employees whose roles have increased in scope materially during the year and those whose salary is behind market rates. At more senior levels, base salaries tend to be adjusted less frequently as the emphasis is increasingly on the discretionary bonus.
115

Schroders believes that a discretionary incentive scheme approach is preferable to the use of formulaic arrangements to ensure that good conduct and behaviors in line with the Schroders values are rewarded, to avoid reinforcing or creating conflicts of interest and to encourage a one team attitude. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders considers a range of performance metrics including the performance of their Funds relative to competitors and to relevant benchmarks (which may be internally-and/or externally-based and are considered over a range of performance periods, including over one and three year periods), the level of Funds under management and the level of performance fees generated, if any. The portfolio managers’ compensation for other accounts they manage may be based upon such accounts’ performance. Non-financial performance metrics, including adherence to effective risk management, also form a significant part of the performance assessment process which is considered in determining the individual’s bonus award. Schroders assesses each employee’s performance across three key areas: Business Excellence, Behavioral Excellence and Conduct, taking into account factors such as leadership, contribution to other parts of the business, and identifying those whose behavior exemplifies our corporate values of excellence, integrity, teamwork, passion, and innovation. For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock and fund-based awards of notional cash investments in a range of Schroders funds.
These deferrals vest over a period of three years or more and seek to ensure that the interests of employees are aligned with those of clients and shareholders.
SSGA Funds Management, Inc.
State Street Investment Management’s (“State Street IM”) culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.
Salary is based on a number of factors, including external benchmarking data and market trends, and performance both at the business and individual level. State Street IM’s Global Human Resources department regularly participates in compensation surveys in order to provide State Street IM with market-based compensation information that helps support individual pay decisions.
Additionally, subject to State Street and State Street IM business results, an incentive pool is allocated to State Street IM to reward its employees. The size of the incentive pool for most business units is based on the firm’s overall profitability and other factors, including performance against risk-related goals. For most State Street IM investment teams, State Street IM recognizes and rewards performance by linking annual incentive decisions for investment teams to the firm’s or business unit’s profitability and business unit investment performance over a multi-year period.
Incentive pool funding for most active investment teams is driven in part by the post-tax investment performance of fund(s) managed by the team versus the return levels of the benchmark index(es) of the fund(s) on a one-, three- and, in some cases, five-year basis. For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the State Street Investment Management Long-Term Incentive (“State Street Investment Management LTI”) program. For these teams, the State Street Investment Management LTI program indexes the performance of these deferred awards against the post-tax investment performance of fund(s) managed by the team. This is intended to align State Street IM’s investment team’s compensation with client interests, both through annual incentive compensation awards and through the long-term value of deferred awards in the State Street Investment Management LTI program.
For the index equity investment team, incentive pool funding is driven in part by the post-tax 1 and 3-year tracking error of the funds managed by the team against the benchmark indexes of the funds.
The discretionary allocation of the incentive pool to the business units within State Street IM is influenced by market-based compensation data, as well as the overall performance of each business unit. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the overall performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which may include cash and/or Deferred Stock Awards (State Street stock), which typically vest over a four-year period. This helps to retain staff and further aligns State Street IM employees’ interests with State Street IM clients’ and shareholders’ long-term interests.
State Street IM recognizes and rewards outstanding performance by:
•
Promoting employee ownership to connect employees directly to the company’s success.
•
Using rewards to reinforce mission, vision, values and business strategy.
•
Seeking to recognize and preserve the firm’s unique culture and team orientation.
•
Providing all employees the opportunity to share in the success of State Street IM.
116

T. Rowe Price Associates
The compensation structure for the T. Rowe Price funds’ portfolio managers consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.
Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Australia, T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, T. Rowe Price International, and T. Rowe Price Investment Management, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered.
Compensation is viewed with a long-term time horizon. The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across applicable investment platforms; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.
All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group, and certain vice presidents of T. Rowe Price Group receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used when evaluating the performance of all portfolios managed.
117

Lincoln Variable Insurance Products Trust
LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Inflation Protection Fund
LVIP American Century International Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra® Fund
LVIP American Century Value Fund
LVIP Avantis Large Cap Value Fund
1301 South Harrison Street
Fort Wayne, Indiana 46802
Statement of Additional Information May 1, 2026
This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption — referred to as “Funds”—of Lincoln Variable Insurance Products Trust. Each Fund offers three classes of shares: Standard Class, Standard Class II, and Service Class.
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference. This SAI should be read in conjunction with each Fund’s prospectus dated May 1, 2026, as may be amended or supplemented. You may obtain copies of a Fund's prospectus, annual and semi-annual reports, and other information such as Fund financial statements upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 866-436-8717.

[THIS PAGE INTENTIONALLY LEFT BLANK]

3

Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
Prior to April 30, 2003, each fund in the Trust in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003.
Each of the Funds, except the LVIP American Century Ultra® Fund, is diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”).
References to “Adviser” in this SAI include both Lincoln Financial Investments Corporation (“LFI”) and a Fund's sub-adviser unless the context otherwise indicates.
The Funds have had no changes to their name within the past five years.
The following Fund has changed its name within the past five years:
Current Fund Name	Former Fund Name	Date of Name Change
LVIP Avantis Large Cap Value Fund	LVIP American Century Disciplined Core Value Fund	May 1, 2026
Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).
Each Fund may not:
1.
Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.
2.
Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.
3.
Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
4.
Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.
6.
Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.
7.
(Except for the LVIP American Century Ultra® Fund) With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.
4

The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.
The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the fund’s total assets from banks, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
“Senior securities” are generally fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks. A fund also may borrow an amount equal to up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.
Manager of Managers
Certain of the Funds employ a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29170 and 29197) to permit the Funds’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
The Funds have also received an SEC exemptive order (SEC Investment Company Act Rel. Nos. 34727 and 34749) which permits the Funds’ Board of Trustees to approve new sub-advisory agreements or material amendments to an existing sub-advisory agreement at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that: (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting; (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person meeting; (iii) the need for considering the proposal at a non-in-person meeting will be explained to the Board; and (iv) the Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case, the Board will consider the proposal at an in-person meeting unless the objection is rescinded).
Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.
Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means a Fund’s Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds or by other mutual funds in which a Fund invests.
Below describes additional information concerning the investment strategies that the Funds may employ, either principal or discretionary, and the risks of those investment strategies.
All Funds Investments
The following additional investment strategy and risk information relates to all Funds.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of a Fund’s investments, or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or have an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large
5

amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and AI Technologies may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI Technologies. To the extent a Fund invests in companies that are involved in various aspects of AI Technologies, such Fund is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on AI Technologies. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Actual usage of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.
The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.
Cybersecurity. The use of technology is more prevalent in the financial industry, including the Funds’ management and operations, than in other industries. As a result, the Funds are more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. Cyber-attacks might potentially be carried out by persons or organizations, including foreign governments, using techniques, including electronically circumventing network security, overwhelming websites, gathering intelligence, engaging in ransomware attacks, efforts to make services unavailable to intended users and social engineering functions aimed at obtaining information necessary to gain access. In addition, power or communication outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds' operations. A cybersecurity breach may result in:
•
Financial losses to the Funds and shareholders;
•
The inability of the Funds to timely process transactions or conduct trades;
•
Delays or mistakes in materials provided to shareholders;
•
Errors or delays in the calculation of Funds’ net asset values;
•
Violations of privacy and other laws (including those related to identity theft);
•
Regulatory fines, penalties and reputational damage; and
•
Compliance and remediation costs, legal fees and other expenses.
6

In addition, the noted risks may adversely impact LFI, a Fund’s sub-adviser, if any, the Funds’ principal underwriter, administrator and other service providers to the Funds, as well as financial intermediaries and parties with which the Funds do business. These risks, in turn, could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, especially as different or unknown risks may emerge in the future. This is particularly the case because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact. There is also the risk that cybersecurity breaches may not be detected.
Environment, Social, and Governance (“ESG”). Although a Fund does not seek to implement a specific ESG, impact or sustainability strategy unless disclosed in its prospectus, the Fund’s investment process may integrate ESG factors with traditional fundamental factors. The weight given to any particular ESG factor varies across asset classes, sectors, and strategies and no one factor is determinative. When integrating ESG factors into the investment process, the Fund may rely on third-party data believed to be reliable, but the accuracy of such third-party data is not guaranteed. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, regardless of its source, is mostly based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. While the Fund believes that consideration of ESG factors has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the consideration of ESG factors will result in better performance. Investor views on positive or negative ESG characteristics can differ, and the current lack of common standards may result in different approaches to considering ESG factors. Accordingly, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A Fund’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.
Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of investments purchased by the Funds, subject to the Fund’s liquidity risk management program, as approved by the Board of Trustees.
The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
If the value of a Fund’s assets invested in illiquid investments at any time exceeds the limitation on illiquid investments, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.
Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.
A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the SEC (SEC Investment Company Act Rel. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.
If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
7

Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.
Litigation Risk. From time to time, a Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects a Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by a Fund or adversely affect the value of the Fund’s shares.
Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.
Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.
Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.
Operational Risk. Each Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund and the adviser (and sub-adviser, if any) seek to reduce these operational risks through controls and procedures. However, these measures do not completely eliminate such risk or address every possible risk and may be inadequate to address significant operational risks.
Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.
Private companies. The Funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent a Fund from selling their company shares for a period of time following the public offering.
Investments in private companies can offer a Fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.
Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily)
8

of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.
The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.
Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
The short sale amounts designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.
When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.
9

Special Situations. A Fund may invest in certain securities under special situations. A special situation arises when, in the adviser’s opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
A Fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.
Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, including but not limited to, holding a substantial portion of the Fund's assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.
United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which a Fund has exposure.
Equity Investments
The following additional investment strategy and risk information relates to each Fund that may invest in equity securities.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Equity Securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants. Equity securities may decline due to general market conditions, which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed-income securities.
Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated and the general risk that domestic and global economies have historically risen and fallen in periodic cycles. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.
Exchange-Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares,
10

disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times. Furthermore, bid/ask spreads and the resulting premium or discount to NAV of the ETF’s shares may widen during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LFI nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.
ETF Authorized Participant Concentration Risk. For an underlying exchange-traded fund, only an “authorized participant” may engage in creation or redemption transactions directly with the ETF. The ETF may have a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF and no other authorized participant is able to step forward to create or redeem “creation units,” the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.
Fixed Income Investments
The following additional investment strategy and risk information relates to each Fund that may invest in fixed-income securities.
Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors, including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing any credit enhancement. If the required payments of principal and interest are not made to the trust with respect to the underlying loans after the credit enhancement is exhausted, certificate holders may experience losses or delays in payment.
For many asset-backed securities, the cash flows from the pool are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the pool and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from an asset-backed security typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, asset-backed security tranches can experience substantial losses.
In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.
A Fund may invest in each of collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (SPE) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create synthetic exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.
11

Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced fire sale liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed-income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers. The rate of interest on a fixed-income security may be fixed, floating or variable. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The income earned by a Fund on investments in floating and variable rate securities will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus, a Fund’s income on such investments will be more unpredictable than the income earned on such investments with a fixed rate of interest.
Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.
As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the values of debt securities typically increase. In periods of rising interest rates, the values of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of a Fund’s shares to fluctuate in value.
A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services LLC (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.
Delayed Delivery and When-Issued Securities and Forward Commitments. Some Funds may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. The Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.
Exchange-Traded Notes (“ETNs”). A Fund may invest in ETNs. ETNs are typically notes representing senior, unsecured, unsubordinated debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are
12

based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (reference instrument) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service will accept, or a court will uphold, how a Fund characterizes and treat ETNs for tax purposes.
There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
High Yield Fixed-Income Securities (“Junk” Bonds). Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed-income securities (commonly referred to as high yield bonds or “junk” bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.
High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.
The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws also may have a negative impact on the market for high yield bonds.
The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair valued” in accordance with a Fund's procedures. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. The rate of interest on a loan may be fixed, floating or variable. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower’s failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness or may pay only a small fraction
13

of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans directly or through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.
Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate (CMBS) or residential properties (RMBS). Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.
Mortgage-related securities include collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities”—are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi- class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, a Fund may invest in various tranches of CMO bonds, including support bonds.
Fannie Maes and Freddie Macs are pass-through securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support.
The Federal Housing Finance Agency and the White House have made public statements regarding plans to consider ending the conservatorship of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is
14

unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on their creditworthiness and guarantees of certain mortgage-backed securities. Should Fannie Mae's and Freddie Mac's conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to a Fund. In addition, under the direction of the Federal Housing Finance Agency, Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.
The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.
Municipal Bonds. A Fund may invest in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (Municipal Bonds). A Fund may also invest in Municipal Bonds that pay interest excludable from gross income for purposes of state and local income taxes of the designated state and/or allow the value of a Fund’s shares to be exempt from state and local taxes of the designated state (State Municipal Bonds). A Fund may also invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the manager believes such securities to pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of the designated state and/or state and local personal property taxes of the designated state (Non-Municipal Tax-Exempt Securities). Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long term municipal securities. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by applicable law. Other types of Municipal Bonds include, but are not limited to, moral obligation bonds, municipal notes, municipal lease obligations, tender option bonds, variable rate demand obligations, municipal interest rate swap transactions, insured municipal bonds and Build America bonds.
The issuer of Municipal Bonds pays a fixed, floating or variable rate of interest, and must repay the principal at maturity. The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. Investments in Non-Municipal Tax-Exempt Securities may present similar risks, depending on the particular product. Certain instruments in which a Fund may invest may be characterized as derivatives.
The value of the Municipal Bonds may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of a Fund’s investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers. There will be a limited market for certain Municipal Bonds and a Fund could face illiquidity risks.
Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is excluded from gross income for Federal income tax purposes and any applicable state and local taxes. Other types of private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues. The two principal classifications of Municipal Bonds are general obligation and revenue or special obligation bonds, which latter category includes private activity bonds (or industrial development bonds under pre-1986 law).
Real Estate Investment Trusts (“REITs”). Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory
15

requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act. For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITS may be entitled to the deduction.
Real Estate Securities. A Fund investing significantly in the global real estate industry may carry a much greater risk of adverse developments in the real estate industry than a fund that invests less significantly in that industry. Real estate values rise and fall in response to a variety of factors, including: local, regional, and national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.
To Be Announced (TBA) Investments Risk. TBA transactions include when-issued and delayed delivery securities and forward commitments. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security. TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). The guarantee by the U.S. Government may be affected by ongoing debt negotiations and related uncertainty or debt default.
Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.
U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.
A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.
A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.
In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.
16

Foreign Investments
The following additional investment strategy and risk information relates to each Fund that may invest in foreign securities.
Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge). Certain Funds may also invest in currency forwards to gain exposure to a particular currency or to enhance returns.
A Fund may enter into forward contracts to shift its investment exposure from one currency to another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.
The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.
Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.
Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments and therefore may reduce the value of foreign investments.
Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may be difficult to enforce legal rights in foreign countries.
17

Investing abroad involves different political and economic risks. The national politics of foreign countries can be unpredictable and subject to influence by disruptive political groups or ideologies. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, tariffs, trade embargoes or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability or collapse, military action or unrest, terrorism, regional conflicts, war or adverse diplomatic developments, which could negatively impact investments in those countries. Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, increase diligence and other similar costs to a Fund, render valuation of affected investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect a Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole.
The foreign countries in which a Fund invests may become subject to economic and trade sanctions or embargoes imposed by the U.S. or foreign governments or the United Nations. Such sanctions or other actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In addition, such sanctions could result in a freeze on an issuer’s securities which would prevent a fund from selling securities it holds. The value of the securities issued by companies that operate in or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund’s returns. The risks related to sanctions or embargoes are greater in emerging and frontier market countries. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.
Investing in emerging markets involves additional risks. An “emerging market company” generally is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The countries included in this definition will change over time. Foreign investment considerations generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. In many emerging markets, including China, there also is substantially greater risk that company disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse, in comparison to U.S. domestic companies. Furthermore, with respect to business operations in China, there are significant risks due to different regulatory and audit requirements related to the quality of financial statements of Chinese issuers and limitations on the ability to inspect the quality of audits performed in China, particularly the Public Company Accounting Oversight Board's lack of access to inspect Chinese audit firms. Securities of issuers located in China and other emerging market countries tend to have volatile prices and may offer significant potential for loss as well as gain.
In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.
Investing through Stock Connect (China and Hong Kong). Certain Funds may invest in eligible securities (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) or the Shenzhen Stock Exchange (“SZSE”) through the Shanghai – Hong Kong Stock Connect program and the Shenzhen - Hong Kong Stock Connect program (collectively, “Stock Connect”). Stock Connect allows non-Chinese investors (such as the Funds) to purchase certain equities via brokers in Hong Kong. Purchases of securities through Stock Connect are subject to market-wide daily quota limitations, which may prevent a Fund from purchasing Stock Connect securities when it is otherwise advantageous to do so. Once such daily quota on SSE or SZSE is used up, acceptance of the corresponding buy orders on SSE or SZSE (as applicable) will be immediately suspended and no further buy orders will be accepted for the remainder of the trading day. Buy orders which have been accepted will not be affected by the using up of the daily quota, while sell orders will continue to be accepted. An investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. Because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock
18

Exchange, Stock Connect is affected by trading holidays in either the People’s Republic of China (“PRC”) or Hong Kong, and there are trading days in the PRC when Stock Connect investors will not be able to trade. As a result, prices of Stock Connect securities may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares and ETFs are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. In addition, the applicable rules as well as trading, settlement and information technology (“IT”) systems required to operate Stock Connect are continuing to evolve. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.
Stock Connect is subject to regulations by both Hong Kong and the PRC. Regulators in both jurisdictions are allowed to suspend Stock Connect trading; Chinese regulators may also suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions, and such suspensions may be widespread. There can be no assurance that further regulations will not affect the availability of securities under Stock Connect, operational arrangements or other limitations. Stock Connect transactions are not covered by investor protection programs of either the Hong Kong Stock Exchanges, SSE or SZSE although for defaults by Hong Kong brokers occurring on or after January 1, 2020, the Hong Kong Investor Compensation Fund will cover losses incurred by investors with a cap at HK $500,000 per investor with respect to securities traded on a stock market operated by the SSE and/or SZSE and in respect of which an order for sale or purchase is permitted to be routed through the northbound link of the Stock Connect. In the PRC, Stock Connect securities are held on behalf of ultimate investors (such as the Fund) by the Hong Kong Securities Clearing Company Limited (“HKSCC”) as nominee. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Stock Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve. To the extent HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, a Fund has no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC. In this event, a Fund may not fully recover its losses and the process could be delayed. A Fund may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Fund will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the Stock Connect securities in the PRC or elsewhere. Therefore, even though a Fund’s ownership may be ultimately recognized, the Fund may suffer difficulties or delays in enforcing their rights in A-shares. Stock Connect trades are settled in Renminbi (RMB), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.
Stock Connect trades are either subject to certain pre-trade requirements or must be placed in special segregated accounts that allow brokers to comply with these pre-trade requirements by confirming that the selling shareholder has sufficient Stock Connect securities to complete the sale. If a Fund does not utilize a special segregated account, a Fund will not be able to sell the shares on any trading day where it fails to comply with the pre-trade checks. In addition, these pre-trade requirements may, as a practical matter, limit the number of brokers that a Fund may use to execute trades. While the Fund may use special segregated accounts in lieu of the pre-trade check, relevant market practice with respect to special segregated accounts is continuing to evolve.
Investing through Bond Connect (China and Hong Kong). Certain Funds may invest in the China Interbank Bond Market (the “CIBM”) through China’s Bond Connect Program (“Bond Connect”) subject to any applicable regulatory limits. Bond Connect is a bond trading and settlement linked program developed by the People’s Bank of China (“PBOC”), Hong Kong Monetary Authority (“HKMA”), China Foreign Exchange Trade System and National Interbank Funding Centre (“CFETS”), China Central Depository and Clearing Co., Ltd. (“CCDC”), Shanghai Clearing House (“SCH”), Hong Kong Exchanges and Clearing Limited and Central Moneymarkets Unit (“CMU”), with the aim of achieving mutual bond market access between China and Hong Kong. For the time being, this program allows eligible Hong Kong and overseas investors to invest in the bonds traded in the CIBM through the northbound trading of Bond Connect (the “Northbound Trade Link”) only.
Eligible Hong Kong and overseas investors may use their own sources of Renminbi in the Chinese offshore market (“CNH”) or convert foreign currencies into the Renminbi to invest in CIBM bonds under Bond Connect. A Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and Renminbi in respect of such investments. Currently, there is no investment quota for the Northbound Trade Link.
By seeking to invest in the CIBM via Bond Connect, a Fund is subject to the following additional risks:
General Risk. The relevant regulations are relatively untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect a Fund. Bond Connect requires use of new information technology systems which may be subject to operational risk due to Bond Connect’s cross-border nature. If the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted.
Market Risk. A Fund investing in the CIBM is subject to liquidity, valuation and volatility risks. Market volatility and potential lack of liquidity due to possible low trading volume of certain bonds in the CIBM may result in prices of certain bonds traded in the CIBM
19

fluctuating significantly. The bid and offer spreads of the prices of such bonds may be large, and the Fund may therefore incur significant trading and realization costs and may even suffer losses when selling such investments. In addition, Bond Connect is only available on days when markets in both the PRC and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position and, therefore, may limit the Fund’s ability to trade when it would be otherwise attractive to do so.
To the extent that a Fund transacts in the CIBM, the Fund may also be exposed to risks associated with settlement procedures and default of counterparties. The counterparty which has entered into a transaction with the Fund may default in its obligation to settle the transaction by failure to deliver relevant securities or to make payment.
Third Party Agent Risk. Under the Northbound Trading Link, CFETS or other institutions recognized by PBOC (as the registration agents) shall apply for registration with PBOC for the eligible Hong Kong and overseas investors. In addition, CMU (as the offshore custody agent recognized by the HKMA) shall open a nominee account with CCDC/SCH (as the onshore custody agent) as nominee holder of the CIBM bonds purchased by Hong Kong and overseas investors through Bond Connect.
As the relevant filings, registration with PBOC, and account opening have to be carried out by an onshore settlement agent, offshore custody agent, registration agent or other third parties (as the case may be), a Fund is subject to the risks of default or errors on the part of such third parties.
Operational Risk. Bond Connect provides a new channel for investors from Hong Kong and overseas to access the CIBM directly. It is premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant authorities.
The “connectivity” in Bond Connect requires routing of orders across the border. This requires the development of new information technology systems. There is no assurance that the systems of market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted. A Fund’s ability to access the CIBM (and hence to pursue its investment strategy) may be adversely affected.
Regulatory Risk. The PBOC Bond Connect rules are departmental regulations having legal effect in China. However, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such rules.
Bond Connect is novel in nature and is subject to regulations promulgated by regulatory authorities and implementation rules made by the relevant authorities in China and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under Bond Connect.
The regulations are currently untested and there is no certainty as to how they will be applied. Moreover, the current regulations are subject to change. There can be no assurance that Bond Connect will not be abolished. A Fund which may invest in the CIBM through Bond Connect may be adversely affected as a result of such changes.
Legal/Beneficial Ownership Risk. Where CIBM bonds are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of CMU and CCDC/SCH. CIBM bonds will be held by CMU as a nominee holder of the bonds purchased by foreign investors through Bond Connect. The PBOC has made it clear that the ultimate investors are the beneficial owners of the relevant bonds and shall exercise their rights against the bond issuer through CMU as the nominee holder. While the distinct concepts of nominee holder and beneficial owner are referred to under PBOC rules or regulations, as well as other laws and regulations in China, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such concepts. Therefore, although a Fund's ownership may be ultimately recognized, it may suffer difficulties or delays in enforcing its rights over CIMB bonds.
Tax within China. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in CIBM bonds through Bond Connect could result in unexpected tax liabilities for a Fund. A Fund’s investments in CIBM bonds may cause the Fund to become subject to withholding and other taxes imposed by China.
If a Fund were considered to be a tax resident enterprise of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a Fund were considered to be a non-tax resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax on the profits attributable to the permanent establishment. The Adviser intends to operate the Funds in a manner that will prevent them from being treated as tax resident enterprises of China and from having a permanent establishment in China. It is possible, however, that China could disagree with that conclusion, or that changes in Chinese tax law could affect the Chinese corporate income tax status of a Fund.
Unless reduced or exempted by the applicable tax treaties, China generally imposes withholding income tax at the rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China.
20

The Ministry of Finance of China and the State Administration of Taxation of China issued Caishui No. 108 on November 7, 2018 (“Notice 108”), which states that foreign investors will be temporarily exempt from the withholding income tax on their gains derived from CIBM bond interest.
The Adviser or a Fund may also potentially be subject to Chinese value added tax at the rate of 6% on capital gains derived from trading of CIBM bonds and coupon interest income (if any). Notice 108 specifies that foreign investors will also be temporarily exempt from the value added tax exemption on their gains derived from CIBM bond interest. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Adviser or a Fund were liable for value added tax it would also be required to pay the applicable surtaxes.
The temporary exemption of withholding tax and value added tax will continue during the period from November 7, 2021 through December 31, 2025. If, in the future, China begins to apply tax rules regarding the taxation of bond interest income derived by foreign investment in CIBM, and/or begins to collect withholding tax and other taxes on such investment, the Adviser or a Fund could be subject to such withholding tax and value added tax.
Sanctions, Trade and Investment Restrictions Relating to PRC. In recent years, various governmental bodies have considered and, in some cases, imposed sanctions, trade and investment restrictions and/or notification requirements targeting the PRC (inclusive of Hong Kong and Macau), and it is possible that additional restrictions may be imposed in the future. Given the complex and evolving relationship between the PRC and certain other countries, it is difficult to predict the impact of such restrictions on market conditions. Further, complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors, increase diligence and other similar costs to the Fund, render valuation of China-related investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole. New and contemplated sanctions, trade, and other investment restrictions and obligations could also have adverse impacts to a Fund in various and unpredictable ways. In addition, the Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with such sanctions and other restrictions. Disruptions caused by such sanctions and other restrictions may also impact the PRC’s economy, as well as the PRC and other issuers of securities in which a Fund is invested, and may result in the PRC imposing countermeasures which may also have adverse impacts on the Fund and its investments.
U.S. PRC Relations. International relations, such as the China-U.S. relationship regarding trade, currency exchange, and intellectual property protection, among other things, could also have implications with respect to capital flow and business operations. U.S. social, political, regulatory and economic conditions prompting changes in laws and policies governing foreign trade, manufacturing, developments and investments in the PRC could adversely affect the performance of a Fund’s investments. For example, in recent years, the U.S. federal government implemented an aggressive trade policy with respect to the PRC, including imposing tariffs on certain imports of the PRC, criticizing the PRC government for its trade policies, taking actions against individual PRC companies, imposing sanctions on certain officials of the Hong Kong government and the PRC central government and issuing executive orders that prohibit certain transactions with certain China-based companies and their respective subsidiaries. Recent events have added to uncertainty in such relations, including restrictions imposed by the U.S. government limiting the ability of U.S. persons to invest in certain Chinese companies and the ability of Chinese companies to engage in activities or transactions inside the U.S. In addition, the PRC government has implemented, and may further implement, measures in response to new trade policies, treaties and tariffs initiated by the U.S. government, for example, the passing of the Hong Kong national security law by the National People’s Congress of China (the “National Security Law”) which criminalizes certain offenses including subversion of the Chinese government and collusion with foreign entities. The National Security Law subsequently prompted the promulgation in the U.S. of the Hong Kong Autonomy Act and executive orders setting forth additional sanctions. The U.S. has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies, adding a number of new Chinese companies to the Department of Commerce’s Entity List. The United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. It is possible that additional sanctions, export controls and/or investment restrictions will be announced. Escalation of China-U.S. tensions resulting from these events and the retaliatory countermeasures that the national and state governments have taken and may take (including U.S. sanctions and anti-sanction laws in China), as well as other economic, social or political unrest in the future, could have a material adverse effect on or could limit the activities of the Adviser, a Fund or the companies in which a Fund has invested.
Certain U.S. states have proposed, recently enacted, or are in the process of adopting new legislation that restricts the ability of a wide range of governmental bodies and persons or entities from or domiciled in foreign countries of concern, as defined in the applicable
21

U.S. state’s laws (e.g., the People’s Republic of China) (any such direct or indirect investor, a “Covered Investor”) to directly or indirectly own or acquire interests in “real property” (e.g., land, buildings, fixtures, and all other improvements to land) located in the relevant states, subject to certain limited exceptions (such laws as in effect from time to time, the “State Real Estate Laws”). Certain investments made by a Fund may constitute investments in “real property” for purposes of these laws (such investments, “Restricted Investments”). The State Real Estate Laws may impose different thresholds on the ownership of Restricted Investments by Covered Investors. The impact of the State Real Estate Laws on a Fund and its investors may vary on a state-by-state basis, particularly to the extent that a state adopts an exemption from the ownership restrictions for commingled funds. Given the developing nature of the State Real Estate Laws, it is difficult to predict the full scope of their impact on a Fund’s investments and investor base. Complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors or increase diligence and other similar costs to a Fund. Any of these outcomes could make it difficult for a Fund to act successfully on investment opportunities and may adversely affect a Fund’s performance as a whole. The Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with State Real Estate Laws.
The Funds intend to comply with the State Real Estate Laws to the extent applicable to their shareholder base, and may, to comply with such laws, request and report confidential information about a shareholder if required by the State Real Estate Laws and, if applicable, any underlying beneficial ownership, to applicable authorities if it is determined to be in the best interests of the Fund in light of the relevant laws or regulations or upon the request of regulators. Shareholders may be required to cooperate with the Adviser to facilitate compliance with the State Real Estate Laws.
Derivatives Investments
The following additional investment strategy and risk information relates to each Fund that may invest in derivatives.
Derivatives. The SEC rule regulating the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the rule regarding use of securities lending collateral that may limit the Funds’ securities lending activities. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a Fund to use derivatives and the other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. It is difficult to measure the effects of these requirements on the Funds. The Adviser intends to monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, OTC transaction that is economically equivalent to certain futures or options contracts on physical commodities. The CFTC’s adoption of new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and OTC transactions that are economically equivalent to the 25 specified contracts is a fairly new development. In addition, the CFTC also recently modified the bona fide hedging exemption for which certain swap dealers were previously eligible. This development could limit the amount of speculative OTC transaction capacity each swap dealer would have available for a Fund. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions. Position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by a Fund
22

may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund.
These requirements, even if not directly applicable to the Funds, including margin requirements, changes to the CFTC speculative position limits regime and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.
For purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Fund will count derivative instruments at notional value.
For purposes of other investment policies and restrictions, the Funds may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value), or any combination of the foregoing (e.g., notional value for purposes of calculating the numerator and market value for purposes of calculating the denominator for compliance with a particular policy or restriction). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or less than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Equity Linked Securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund's limitation on investments in investment companies.
Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.
Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed and vice versa. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.
The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.
Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price
23

fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value.
Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund is required to post cash or other assets as margin that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.
Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), with respect to each Fund, the Adviser has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a CPO under the Commodity Exchange Act (CEA). With respect to the Funds operating as “funds of funds,” the Adviser has also claimed relief from registration with the CFTC as a CPO under the CEA provided to fund-of-funds operators pursuant to CFTC No-Action Letter 12-38 and, therefore, is not currently subject to registration or regulation as a CPO under the CEA. For the Adviser to remain eligible for the exclusion or the relief, the Fund must limit its direct and indirect exposure to CFTC regulated derivatives, including futures, options on futures and certain swaps, to a de minimis level. To the extent the Adviser, with respect to any Fund, is or becomes, no longer eligible to claim an exclusion from CFTC regulation, the Fund may consider steps, such as substantial investment strategy changes, in order for the Adviser to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. With respect to Funds being operated as “funds of funds,” when the temporary exemption expires (which will occur when specific regulatory guidance is issued by the CFTC), each Fund will evaluate whether the Adviser continues to be eligible to claim an exclusion from CFTC regulation or if, considering any factors relevant based on the nature of the regulatory guidance when it is issued, the Adviser should register as a CPO and operate under CFTC regulation. Consequently, these Funds may incur additional expenses relating to CFTC compliance.
Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Inflation-indexed bonds are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
24

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Common issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.
Unlike transactions entered into by a Fund in futures contracts and options on futures contracts, certain options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the CBOE Options Exchanges, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corp. (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.
Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.
As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
25

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same, fall, or rise less than the strike price. Through receipt of the option premium, a call writer may generate an income stream and mitigate the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases in exchange for the upfront premium.
The successful use of a Fund's option strategies may depend on the ability of the adviser to forecast correctly market movements, where relevant to the strategy. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price. When aligned with a Fund’s investment strategy, a Fund may sell call options on a regular rolling basis for income generation purposes and not for market direction or timing purposes.
When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.
The effective use of options may also depend on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.
If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.
26

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the OCC, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.
Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.
Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.
Structured Products. A Fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount
27

and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Fund.
Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments (commodity-linked notes). Commodity-linked notes may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The purchase of commodity-linked notes will expose a Fund to the credit risk of the issuer of the commodity-linked product. Commodity-linked notes may also be more volatile, relatively less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be structured by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Issuers of structured notes include corporations and banks. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes also may be more volatile, relatively less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.
An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.
A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.
Swap transactions, caps and floors are typically net basis contracts (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess may be required to be posted as collateral with the counterparty as security for such obligations.
A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.
CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser
28

of protection whole or pay an agreed upon amount. The Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.
A Fund may enter into currency swaps. Currency swaps are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies, and typically require the delivery of the entire principal value of one designated currency in exchange for the other designated currency.
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
A significant risk in swap transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In the EU, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to a fund of a counterparty subject to such proceedings (sometimes referred to as a “bail in”). Currently, some transactions are required to be centrally cleared. Swap transactions that are not centrally cleared may be relatively less liquid than exchange-traded instruments and may be subject to margin requirements. Central clearing is expected to decrease counterparty risk by interposing the central clearinghouse as the counterparty to each of the parties to the original bi-lateral swap contract.
The Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions.
Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted the rules and regulations enacting the provisions of the Dodd-Frank Act. However, swap dealers, major market participants and swap counterparties are experiencing, and will continue to experience, new and additional compliance burdens and associated costs. The Dodd-Frank Act and the rules promulgated thereunder may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that
Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective.
SEC Names Rule Requirement
LVIP American Century Large Company Value Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP American Century Mid Cap Value Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities of medium size companies, is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Avantis Large Cap Value Fund. The Fund’s policy of normally investing at least 80% of its assets in large cap value investments is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
Portfolio Transactions and Brokerage
The Funds' Adviser or sub-advisers (as applicable) (collectively referred to as the Adviser) are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
29

The Adviser currently provides investment advice to a number of other clients. The Adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser, as the case may be).
On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.
In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.
The Board of Trustees will review the commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser regards as a useful supplement of its own internal research capabilities.
The Adviser may, from time-to-time, direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser; in addition, the Adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and not solely or necessarily for the benefit of the Funds. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.
During the last three fiscal years ended December 31, 2025, 2024 and 2023, the following Funds incurred brokerage commissions as follows:
Brokerage and Research Services
	2025	2024	2023
LVIP American Century Balanced Fund	$22,863	$21,769	$26,620
LVIP American Century Capital Appreciation Fund	133,264	97,705	119,038
LVIP American Century Inflation Protection Fund	6,051	11,585	16,944
LVIP American Century International Fund	96,094	50,345	80,517
LVIP American Century Large Company Value Fund	28,629	18,074	24,990
LVIP American Century Mid Cap Value Fund	198,900	98,542	154,791
LVIP American Century Ultra® Fund	57,310	49,006	18,516
LVIP American Century Value Fund	210,396	161,172	204,942
LVIP Avantis Large Cap Value Fund	97,608	58,069	120,872
Purchases of Securities of “Regular” Brokers or Dealers
As of the fiscal year ended December 31, 2025, the Funds listed below held investments in securities of their regular broker dealers:
30

Fund Name	Regular Broker/Dealer	Aggregate Holdings of Securities ($)
LVIP American Century Balanced Fund	BNP Paribas	$426,698
	Citigroup	$1,911,707
	Goldman Sachs	$2,130.937
	JPMorgan	$2,113,629
	State Street	$1,714,295
LVIP American Century Inflation Protection Fund	Citigroup	$645,468
	Goldman Sachs	$585,000
	JPMorgan	$8,855,881
LVIP American Century Value Fund	State Street	$4934,241
LVIP Avantis Large Cap Value Fund	Citigroup	$4,667,846
No Commissions to Finance Distribution
The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund's portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.
Commission Recapture Program
The Funds did not participate in commission recapture programs.
Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.
The table below sets forth the Funds’ (or their respective Predecessor Funds’) turnover rate (excluding short sales) for the most recently completed fiscal year:
	2025	2024
LVIP American Century Balanced Fund [1]	96%	75%
LVIP American Century Capital Appreciation Fund [1]	91%	74%
LVIP American Century Inflation Protection Fund [1]	111%	65%
LVIP American Century International Fund [1]	92%	52%
LVIP American Century Large Company Value Fund [1]	64%	41%
LVIP American Century Mid Cap Value Fund [1]	86%	54%
LVIP American Century Ultra ® Fund[2]	35%	80%
LVIP American Century Value Fund [1]	66%	37%
LVIP Avantis Large Cap Value Fund [1]	104%	83%
1The Fund’s portfolio turnover increased in 2025 due to increased trade activity.
2The Fund’s portfolio turnover decreased in 2025 due to decreased trade activity.
31

Trustees and Officers
The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board no later than the end of the calendar year (December 31) that occurs after the earliest of (1) the Independent Trustee’s 75th birthday or (2) the 20th anniversary of the Trustee becoming a Board member.
The Trust's officers are responsible for the Funds' day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.
The term Fund Complex includes the 114 series of the Trust.
Interested Trustee
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
John Morriss* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Chairman and Trustee	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial since October 2025. Formerly: Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.	118
Lincoln Bain Capital Total
Credit Fund since 2025 (1
portfolio); Lincoln Partners
Group Royalty Fund since
2025 (1 portfolio); Lincoln
Funds Trust since 2025 (2
portfolios); Lincoln Variable
Insurance Products Trust
since 2025 (114 portfolios)

*
Mr. Morriss is an interested person of the Trust because he is a Director and an Officer of Lincoln Financial Investments Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.
Independent Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Formerly: Managing Director, CID Capital (private equity firm) (2021- 2025)	114	None
Peter F. Finnerty 66 Mason Terrace, Brookline, MA 02446 YOB: 1963	Trustee	Since July 2024	Retired; Formerly: US Mutual Fund Leader, Global Asset, Wealth Management Assurance Leader, and Partner of Pricewaterhouse Coopers LLP (accounting firm)	114	Board of Directors of CBRE Global Real Estate Income Fund
Ken C. Joseph 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1962	Trustee	Since January 2022	Chief Compliance Officer, Braidwell L.P; Formerly: Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas, Kroll LLC	114
Board of Directors of
University Settlement
(Executive Committee);
Former President and
member of the Board of
Directors of Harvard
Kennedy School NY/NJ/CT
Alumni Network; Board of
Directors of the University
of North Carolina, School of
Law Alumni Association

32

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Barbara L. Lamb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since February 2019	Retired; Formerly: Managing Director for Finance and Administration, WH Trading, LLC (derivatives trading firm) (2016-2022)	114	None
Pamela L. Salaway 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired	114	None
Manisha A. Thakor 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1970	Trustee	Since January 2022	Independent Consultant of MoneyZen LLC; Formerly: Vice President, Brighton Jones	114	Board Member at The National Endowment for Financial Education since 2017
Brian W. Wixted 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1959	Trustee	Since February 2019	Managing Member, Brian Wixted, LLC; Formerly: Senior Consultant, CKC Consulting and an Advisory Partner, AI Capital; Formerly: Senior Vice President, Finance, and Fund Treasurer, Oppenheimer Funds, Inc. (mutual fund complex)	114	Thornburg Income Builder Opportunities Trust since 2020 (1 portfolio)
Nancy B. Wolcott 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired	114
FundVantage Trust since
2011 (23 portfolios); Third
Avenue Trust since 2019 (4
portfolios); Third Avenue
Variable Series Trust since
2019 (1 portfolio); Polen
Credit Opportunities Fund
since 2023 (1 portfolio)

Officers of the Trust
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Matthew L. Arnold 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Vice President	Since December 2023	Vice President, Lincoln National Corporation
Matthew T. Berger 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2019	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Paul T. Chryssikos 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Senior Vice President, Chief Legal Officer and Assistant Secretary	Since October 2025	Senior Vice President, Chief Legal Officer, Assistant Secretary, Chief Counsel, Investment Management, Distribution and Risk, Lincoln Financial Investments Corporation.
33

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Samuel K. Goldstein 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Vice President, Deputy Chief Legal Officer, and Secretary	Since October 2025; Formerly: Vice President and Assistant Secretary since June 2019
Vice President, Deputy Chief Legal Officer,
and Secretary, Lincoln Financial Investments
Corporation; Vice President, The Lincoln
National Life Insurance Company; Vice
President, Lincoln Life & Annuity Company
of New York; Vice President, Lincoln
National Corporation.

Gordon Huellmantel 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Senior Vice President	Since October 2025
Director, Senior Vice President, Head of
Funds Management for Lincoln Financial
and Chief Operating Officer, Lincoln
Financial Investments Corporation;
Formerly: Senior Vice President, General
Account Investment Management Team.

James J. Hoffmayer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Vice President, Treasurer, and Chief Accounting Officer	Since February 2024; Formerly: Assistant Vice President since November 2021
Vice President and Treasurer, Lincoln
Financial Investments; Vice President and
Director of Separate Account Operations and
Mutual Fund Administration, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Financial
Investments; Managing Director, SEI;
Treasurer and Chief Financial Officer, SEI
Family of Mutual Funds.

Michael C. Hoppe 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1988	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2018	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Yun (Maria) Ma 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1978	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2015	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Since April 2018	Vice President, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
John Morriss 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	President	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial. Formerly; Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.
Colleen E. O’ Leary 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1984	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2018	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Jay T. Shearon 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1972	Vice President	Since March 2024; Formerly: Assistant Vice President since December 2015
Assistant Vice President, Lincoln Financial
Investments Corporation, Lincoln Life &
Annuity Company of New York, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Variable
Insurance Products Trust.

John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
34

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Since March 2022; Formerly, Vice President since May 2019
Senior Vice President and Head of Client
Investment Strategies, Lincoln Financial
Investments Corporation; Senior Vice
President, Lincoln Life & Annuity Company
of New York; Senior Vice President, Lincoln
National Corporation; Senior Vice President,
The Lincoln National Life Insurance
Company; Formerly, Head of Product
Management, Nationwide Investment
Management Group.

Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since April 2018	Vice President and Managing Director, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Trustee Qualifications
The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.
Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Prior to December 2025, he was a Managing Partner of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb often served as a director of portfolio companies in which CID invests. He has previously served as a director of multiple other companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.
Peter F. Finnerty. Mr. Finnerty has served as a Trustee of Lincoln Variable Insurance Products Trust since 2024. Prior to July 2024, he was a partner of Pricewaterhouse Coopers LLP where he served as US Mutual Fund Leader and Global Asset & Wealth Management Assurance Leader. Mr. Finnerty joined Pricewaterhouse Coopers LLC (“PwC”) in 1985 and served as a partner since 1996 to the firm’s domestic and international investment management clients. Mr. Finnerty holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants. Through his experience, Mr. Finnerty provides the Board with accounting, auditing and financial services industry experience.
Ken C. Joseph. Mr. Joseph has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. He is currently the Chief Compliance Officer and a Partner of Braidwell LP. Mr. Joseph was previously a Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas for Kroll LLC (formerly Duff & Phelps, LLC). Mr. Joseph served for over 20 years at the U.S. Securities & Exchange Commission, including as Associate Director/Senior Officer in the Division of Examinations (formerly the Office of Compliance Inspections and Examinations), and as an Assistant Director in the Division of Enforcement. He also served as an Associate Dean of St. John’s University, NY. Currently, he serves on the Compliance Committee of the New York City Bar Association and on the following not-for-profit boards: University Settlement (Executive Committee), the Association of Securities and Exchange Commission Alumni, the University of North Carolina, School of Law Alumni Association, and the Legal & Compliance Advisory Committee of United States Youth Soccer Association. He previously served on the Board of Directors of the Harvard Kennedy School NY/NJ/CT Alumni Network (former President & Vice President). Mr. Joseph provides the board with compliance, securities law and business experience.
Barbara L. Lamb. Ms. Lamb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. She retired from WH Trading LLC in 2022. Ms. Lamb served as a Managing Director of Finance and Administration for WH Trading LLC from 2015-2022. She previously served as a Managing Director of Cheiron Trading LLC from 2012-2015 and a Financial Officer for Valorem Law Group, LLC from 2008-2009. Previously, she served as Chief Development Officer for Market Liquidity, LLC from 1999-2001. Ms. Lamb served as Chief Credit Officer, Senior Vice President, and Director for The Chicago Corporation from 1986-1998 and in several finance and development positions from 1980-1986. Ms. Lamb holds the Chartered Financial Analyst Designation and is a member of the CFA Institute of Chicago. Through her experience, Ms. Lamb provides the board with risk management and investing insight.
John Morriss. Mr. Morriss has served as the Chairman and as a Trustee of Lincoln Variable Insurance Products Trust since October 2025. Mr. Morriss is the Executive Vice President and Chief Investment Officer for Lincoln Financial. In this role, Morriss provides executive leadership, strategic direction, and oversight of the company’s general account, funds management and private markets
35

investment strategies, with more than $300 billion in assets under management. He leads a team of investment professionals focused on portfolio construction, asset allocation, sub-advisor due diligence, and the development of equity, fixed income, and alternative investment strategies. He reports to Ellen Cooper, Chairman, President and CEO, and is a member of the company's Senior Management Committee.
Morriss has more than 30 years of investment experience. Prior to his current role at Lincoln, he served as Head of Public and Private Fixed Income at Fortitude Re, overseeing the organization’s insurance-focused investment portfolios. Prior to joining Fortitude Re in 2020, he held the role of Senior Vice President of Fixed Income Investments at Lincoln for four years. Earlier he spent 18 years at TIAA, where he held leadership roles spanning structured finance research, international and high-yield credit, portfolio management, and fixed income research. He began his career as a currency trader at Chase Manhattan Bank.
Morriss holds a Bachelor of Arts in History from the College of the Holy Cross and an MBA in Finance from New York University's Stern School of Business.
Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time, she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.
Manisha A. Thakor. Ms. Thakor has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. Ms. Thakor currently serves at MoneyZen LLC, which she founded in 2009. From 2018-2020, Ms. Thakor served as Vice President at Brighton Jones. From 2015-2017, Ms. Thakor served as Director of Wealth Strategies for Women at Buckingham Financial. She is a Board member of The National Endowment for Financial Education. Ms. Thakor is also a Chartered Financial Analyst (CFA) charterholder and Certified Financial Planner (CFP®). Ms. Thakor provides the Board with investment management experience and financial services industry insight.
Brian W. Wixted. Mr. Wixted has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. Mr. Wixted formerly served as a consultant for CKC Consulting and since 2019, as an Advisory Partner with AI Capital. Mr. Wixted served as the Senior Vice President of Finance and Fund Treasurer of the Oppenheimer Funds from 1999-2016. He served as the Principal and Chief Operating Officer of Bankers Trust Company’s Mutual Funds Group from 1995-1999 and the Vice President and Chief Financial Officer for CS First Boston Investment Management Corp from 1991-1995. Mr. Wixted served as Vice President and Accounting Manager with Merrill Lynch Asset Management from 1987-1991. From 1981-1987, he held several accounting positions with brokerage and accounting firms. Mr. Wixted holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants and the New York State Society of Certified Public Accountants. Through his experience, Mr. Wixted provides mutual fund, investment management and financial services industry insight.
Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery at BNY Mellon Asset Servicing from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Prior to that, Ms. Wolcott served as Executive Vice President of the predecessor firm, PFPC Worldwide Inc., from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial services industry insight.
Board Oversight
The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management of the Funds. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently composed of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Trustee). The Interested Trustee serves as the Chairperson of the Board.
The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Ms. Wolcott currently serves as the Lead Independent Trustee.
Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Board regularly requests and/or receives reports from the Adviser, the Trust’s other service providers and the Trust’s Chief
36

Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Fund’s expenses, oversee compliance with regulatory requirements, and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.
As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds’ investment performance with the Adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address risks. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act and a quarterly report regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee a minimum of three times each calendar year.
The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.
Board Committees
Audit Committee. The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Ken C. Joseph, Barbara L. Lamb, Nancy B. Wolcott and Brian W. Wixted (Chair). The Audit Committee met four times during the last fiscal year.
Investment Committee. The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Steve A. Cobb (Chair), Peter F. Finnerty, Pamela L. Salaway and Manisha A. Thakor. The Investment Committee met four times during the last fiscal year.
Nominating and Governance Committee. The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The Board has adopted a charter for the Nominating and Governance Committee setting forth such Committee’s responsibilities. The members of the Nominating and Governance Committee are Independent Trustees: Steve A. Cobb, Peter F. Finnerty, Ken C. Joseph, Barbara L. Lamb, Pamela L. Salaway, Manisha A. Thakor (Chair), Brian W. Wixted, and Nancy B. Wolcott. The Nominating and Governance Committee met four times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.
Ownership of Securities
As of December 31, 2025, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2025, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:
Interested Trustee
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John Morriss	None	None
37

Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb
LVIP Baron Growth Opportunities Fund — $50,001 – $100,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Dimensional U.S. Equity Managed Volatility Fund — $50,001 – $100,000
LVIP State Street S&P 500 Index Fund — $50,001 – $100,000
Over $100,000
Peter Finnerty	None	None
Ken C. Joseph	LVIP Vanguard Domestic Equity ETF Fund — over $100,000	Over $100,000
Barbara L. Lamb
LVIP Dimensional U.S. Core Equity 1 Fund — $10,001 – $50,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Vanguard Bond Allocation Fund — $10,001 – $50,000
LVIP Dimensional International Core Equity Fund — $10,001 – $50,000
Over $100,000
Pamela L. Salaway	LVIP State Street S&P 500 Index Fund — Over $100,000 LVIP Baron Growth Opportunities Fund — $50,001 – $100,000 LVIP Mondrian International Value Fund — $10,001 – $50,000	Over $100,000
Manisha A. Thakor	LVIP State Street Small Cap Index Fund — $50,001 – $100,000 LVIP State Street Nasdaq-100 Index Fund — $50,001 – $100,000	Over $100,000
Brian Wixted
LVIP State Street S&P 500 Fund — $10,001 – $50,000
LVIP State Street Short Term Bond Index Fund  — $10,001 – $50,000
LVIP State Street Mid Cap Index Fund - $10,001 - $50,000
LVIP State Street Small-Cap Index. Fund - $10,001 - $50,000
LVIP JPMorgan Retirement Income Fund - $10,001 - $50,000
LVIP American Growth-Income Fund - $10,001 - $50,000
LVIP JPMorgan High Yield Fund – Under $10,000
LVIP State Street International Index Fund – Under $10,000
LVIP Mondrian Global Income Fund – Under $10,000
LVIP Nomura US REIT Fund – Under $10,000
LVIP State Street Emerging Markets Equity Index Fund – Under $10,000
LVIP AllianceBernstein Growth Fund – Under $10,000
LVIP American Growth Fund – Under $10,000
$50,001 - $100,000
Nancy B. Wolcott	LVIP American Balanced Allocation Fund — $50,001 – $100,000	Over $100,000
Brian Wixted served as officer for OppenheimerFunds, Inc. (“Oppenheimer”) from 1999 until his retirement in 2016. He has a deferred compensation plan previously sponsored by Oppenheimer where he receives an annual payout for a fixed number of years based on the performance of phantom share investments in Oppenheimer funds. In 2019, Invesco acquired Oppenheimer and assumed financial responsibility for payments under the former Oppenheimer deferred compensation plan. Invesco began serving as a sub-adviser to certain LVIP Funds on February 8, 2019. Payments under the plan to Mr. Wixted have exceeded $120,000 during the past two calendar years. The payment amounts are determined by previously established factors (i.e., performance of the relevant funds), and the payment amounts are not impacted by the profits of Oppenheimer or Invesco.
38

Compensation
The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2025:
Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$387,000	$387,000
Peter F. Finnerty, Trustee	$359,000	$359,000
Ken C. Joseph, Trustee	$359,000	$359,000
Barbara L. Lamb, Trustee	$355,000	$355,000
Pamela L. Salaway, Trustee	$359,000	$359,000
Manisha A. Thakor, Trustee	$369,000	$369,000
Brian W. Wixted, Trustee	$387,000	$387,000
Nancy B. Wolcott, Trustee	$434,000	$434,000
Investment Adviser and Sub-Advisers
Investment Adviser. Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) is the investment adviser to the Funds. LFI is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LFI's address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
Pursuant to the Investment Management Agreement, LFI manages each Fund's portfolio investments and reports to the Board of Trustees. Each Fund pays LFI a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LFI may vary according to the level of assets of that Fund.
For the fiscal year ended December 31, 2025, each Fund paid fees to LFI equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP American Century Balanced Fund	0.65%
LVIP American Century Capital Appreciation Fund	0.55%
LVIP American Century Inflation Protection Fund	0.31%
LVIP American Century International Fund	0.80%
LVIP American Century Large Company Value Fund	0.55%
LVIP American Century Mid Cap Value Fund	0.70%
LVIP American Century Ultra® Fund	0.60%
LVIP American Century Value Fund	0.58%
LVIP Avantis Large Cap Value Fund	0.55%
Advisory Fees Paid by Each Fund
For the last three fiscal years ended December 31, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:
	2025	2024	2023
LVIP American Century Balanced Fund	$2,478,796	$2,574,686	$2,660,168
LVIP American Century Capital Appreciation Fund	2,710,230	2,702,180	2,810,259
LVIP American Century Inflation Protection Fund	1,435,281	1,939,287	2,757,288
LVIP American Century International Fund	1,268,648	1,437,347	1,570,222
LVIP American Century Large Company Value Fund	847,555	854,707	902,493
LVIP American Century Mid Cap Value Fund	4,191,410	4,735,052	5,084,927
LVIP American Century Ultra® Fund	7,327,454	4,149,800	1,836,781
LVIP American Century Value Fund	5,141,881	5,371,295	5,768,816
39

	2025	2024	2023
LVIP Avantis Large Cap Value Fund	1,726,880	2,020,246	2,335,871
Expense Reimbursements
For the last three fiscal years ended December 31, LFI (or the Predecessor Funds' investment adviser) reimbursed the Funds, as reflected in the table below, under the applicable expense reimbursement agreement:
	2025	2024	2023
LVIP American Century Balanced Fund	$316,823	$243,818	N/A
LVIP American Century Capital Appreciation Fund	254,351	180,893	N/A
LVIP American Century Inflation Protection Fund	172,732	151,586	N/A
LVIP American Century International Fund	153,530	101,173	N/A
LVIP American Century Large Company Value Fund	107,926	81,062	N/A
LVIP American Century Mid Cap Value Fund	103,514	64,480	N/A
LVIP American Century Ultra® Fund	295,726	78,546	N/A
LVIP American Century Value Fund	369,662	277,572	N/A
LVIP Avantis Large Cap Value Fund	80,692	83,574	N/A
With respect to the LVIP American Century Balanced Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.67% of the average daily net assets for the Standard Class of the Fund, 0.77% for the Standard Class II, and 1.02% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP American Century Capital Appreciation Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.57% of the average daily net assets for the Standard Class of the Fund, 0.79% for the Standard Class II, and 0.94% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP American Century Inflation Protection Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.36% of the average daily net assets for the Standard Class of the Fund, 0.46% for the Standard Class II, and 0.71% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP American Century International Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.85% of the average daily net assets for the Standard Class of the Fund, 0.95% for the Standard Class II, and 1.10% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP American Century Large Company Value Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.60% of the average daily net assets for the Standard Class of the Fund, 0.70% for the Standard Class II, and 0.85% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
40

With respect to the LVIP American Century Mid Cap Value Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.76% of the average daily net assets for the Standard Class of the Fund, 0.86% for the Standard Class II, and 1.01% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP American Century Ultra® Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.65% of the average daily net assets for the Standard Class of the Fund, 0.75% for the Standard Class II, and 0.90% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP American Century Value Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.61% of the average daily net assets for the Standard Class of the Fund, 0.71% for the Standard Class II, and 0.86% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Avantis Large Cap Value Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.61% of the average daily net assets for the Standard Class of the Fund, 0.71% for the Standard Class II, and 0.96% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.
Sub-Advisers. As adviser, LFI is primarily responsible for investment decisions affecting each of the Funds under its management. For some Funds, LFI has delegated day-to-day portfolio management responsibility to investment management firms that serve as sub-advisers. Each sub-adviser makes investment decisions for its respective Fund in accordance with that Fund’s investment objectives and places orders on behalf of that Fund to effect those decisions. With respect to the Funds that are sub-advised, LFI provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.

Fund	Sub-Adviser
LVIP American Century Balanced Fund	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
LVIP American Century Capital Appreciation Fund
LVIP American Century Inflation Protection Fund
LVIP American Century International Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra ® Fund
LVIP American Century Value Fund
LVIP Avantis Large Cap Value Fund
LFI (or the Predecessor Funds’ investment adviser), not the Funds, pays each sub-adviser a monthly fee equal to a percentage of the average daily net assets of the portion of the Fund for which the sub-adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LFI pays to a sub-adviser may vary according to the level of assets the sub-adviser manages.
41

Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP American Century Balanced Fund	0.28%
LVIP American Century Capital Appreciation Fund	0.38%
LVIP American Century Inflation Protection Fund	0.13%
LVIP American Century International Fund	0.45%
LVIP American Century Large Company Value Fund	0.29%
LVIP American Century Mid Cap Value Fund	0.37%
LVIP American Century Ultra® Fund	0.22%
LVIP American Century Value Fund	0.26%
LVIP Avantis Large Cap Value Fund	0.18%
Sub-Advisory Fees Paid by Each Fund
During the last three fiscal years ended December 31, the following amounts were paid for investment sub-advisory services with respect to the management of each Fund. LFI, not the Fund, pays all sub-advisory fees owed.
	2025	2024	2023
LVIP American Century Balanced Fund	$1,069,654	$724,038	N/A
LVIP American Century Capital Appreciation Fund	1,883,418	1,220,966	N/A
LVIP American Century Inflation Protection Fund	579,172	437,376	N/A
LVIP American Century International Fund	709,753	512,712	N/A
LVIP American Century Large Company Value Fund	446,073	297,772	N/A
LVIP American Century Mid Cap Value Fund	2,213,010	1,624,967	N/A
LVIP American Century Ultra® Fund	2,695,360	1,273,936	N/A
LVIP American Century Value Fund	2,346,328	1,605,933	N/A
LVIP Avantis Large Cap Value Fund	574,462	414,543	N/A
American Century Investment Management, Inc. is a registered investment advisor and a wholly owned subsidiary of American Century Companies, Inc. (ACC), which is a privately-controlled company and the parent to the related group of subsidiaries involved in the management and distribution of investment products, collectively referred to as American Century Investments®.
Service marks. The Funds’ service marks and the name “Lincoln” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LFI ceases to be the Funds’ investment adviser. In the prospectus and sales literature, the name American Century will be used with the Funds.
Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.
Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LFI or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser's or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 866-436-8717 or on the Funds’ website at https://
lincolnfinancial.com/lvip; and (2) on the SEC's website at http://www.sec.gov.
Portfolio Managers
The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager is referred to in this section as a “portfolio manager.” Portfolio managers are the individuals employed by or associated with the Fund or an investment adviser of the Fund who are primarily responsible for the day-to-day management of the Fund’s portfolio.
42

Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2025.
Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
American Century Investment Management, Inc.
Stephen Bartolini
Registered Investment Companies*	12	$17,842	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$157	0	$0
Justin M. Brown
Registered Investment Companies*	6	$20,704	0	$0
Other Pooled Investment Vehicles	1	$478	0	$0
Other Accounts	4	$873	0	$0
Jeffrey R. Bourke
Registered Investment Companies*	3	$29,021	0	$0
Other Pooled Investment Vehicles	7	$6,610	0	$0
Other Accounts	3	$1,456	0	$0
Robert J. Bove
Registered Investment Companies*	6	$4,929	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$0.65	0	$0
David Byrns
Registered Investment Companies*	1	$2,207	0	$0
Other Pooled Investment Vehicles	1	$8.2	0	$0
Other Accounts	1	$0.51	0	$0
Miguel Castillo
Registered Investment Companies*	7	$7,516	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$585	0	$0
Matthew Dubin
Registered Investment Companies*	44	$100,616	0	$0
Other Pooled Investment Vehicles	1	$316	0	$0
Other Accounts	21	$500	0	$0
Mitchell Firestein
Registered Investment Companies*	44	$100,616	0	$0
Other Pooled Investment Vehicles	1	$316	0	$0
Other Accounts	21	$500	0	$0
Rajesh Gandhi
Registered Investment Companies*	4	$3,358	0	$0
Other Pooled Investment Vehicles	3	$664	0	$0
Other Accounts	8	$1,580	0	$0
Jason Greenblath
Registered Investment Companies*	12	$12,754	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Rahul Jadhav, CFA
Registered Investment Companies*	1	$5,653	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
43

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Adam Krenn
Registered Investment Companies*	5	$3,510	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$1	0	$0
Keith Lee
Registered Investment Companies*	6	$37,685	0	$0
Other Pooled Investment Vehicles	8	$6,091	0	$0
Other Accounts	5	$1,817	0	$0
Tong Li
Registered Investment Companies*	3	$29,021	0	$0
Other Pooled Investment Vehicles	7	$6,610	0	$0
Other Accounts	3	$1,456	0	$0
Daniel Ong
Registered Investment Companies*	49	$103,176	0	$0
Other Pooled Investment Vehicles	1	$316	0	$0
Other Accounts	21	$500	0	$0
James E. Platz
Registered Investment Companies*	13	$16,054	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$585	0	$0
Ted Randall
Registered Investment Companies*	44	$100,616	0	$0
Other Pooled Investment Vehicles	1	$316	0	$0
Other Accounts	21	$500	0	$0
Nathan Rawlins
Registered Investment Companies*	7	$8,070	0	$0
Other Pooled Investment Vehicles	1	$766	0	$0
Other Accounts	4	$599	0	$0
Joseph Reiland
Registered Investment Companies*	7	$20,721	0	$0
Other Pooled Investment Vehicles	2	$717	0	$0
Other Accounts	4	$873	0	$0
Eduardo Repetto
Registered Investment Companies*	49	$103,176	0	$0
Other Pooled Investment Vehicles	1	$316	0	$0
Other Accounts	21	$500	0	$0
Philip Sundell
Registered Investment Companies*	6	$5,717	0	$0
Other Pooled Investment Vehicles	1	$8.2	0	$0
Other Accounts	1	$0.49	0	$0
Charles Tan
Registered Investment Companies*	12	$12,357	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$1,584	0	$0
Kevin Toney
Registered Investment Companies*	13	$20,107	0	$0
Other Pooled Investment Vehicles	5	$2,334	0	$0
Other Accounts	9	$1,763	0	$0
Brian Woglom
Registered Investment Companies*	15	$20,376	0	$0
Other Pooled Investment Vehicles	5	$2,334	0	$0
Other Accounts	7	$1,762	0	$0
44

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Nalin Yogasundram
Registered Investment Companies*	2	$5,749	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$0.93	0	$0
Jim Zhao
Registered Investment Companies*	4	$3,358	0	$0
Other Pooled Investment Vehicles	3	$664	0	$0
Other Accounts	8	$1,580	0	$0
Material Portfolio Manager Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager of a mutual fund has day-to-day management responsibilities with respect to the portfolio assets of more than one investment account, such as other pooled investment vehicles (including mutual funds, private funds, etc.) or separately managed accounts (collectively, “Accounts”).
Potential conflicts of interest may occur in connection with a portfolio manager’s management of a fund named in this SAI (a “Fund”), on one hand, and the investments of another Account, on the other. LFI has policies and procedures that it believes reasonably address the conflicts associated with managing multiple Accounts. The management of multiple Accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and the Fund. Material conflicts may exist between the investment strategy of the Fund and the investment strategy of other Accounts managed by the portfolio manager such as when an Account sells (or buys) a security, while the Fund buys or holds (or sells) the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by the Fund.
Material conflicts may exist in the allocation of investment opportunities between the Fund and other Accounts managed by the portfolio manager. LFI and each Fund’s sub-adviser(s), if any, have adopted policies and procedures designed to allocate investments fairly across a Fund and other Accounts.
No Fund or other LFI managed Account with a strategy similar to any of the Funds charges a performance-based fee.
The information below relates solely to the Fund(s) managed by the particular adviser or sub-adviser.
Lincoln Financial Investments Corporation (“LFI”)
Subadvised Funds. LFI manages certain Fund portfolio investments via a “manager of managers” structure, whereby LFI selects and oversees sub-advisers that, in turn, manage a Fund’s portfolio investments, such as equity (stocks), fixed-income (bonds), and exchange-traded funds (“ETFs”). LFI conducts ongoing reviews of each sub-adviser’s business practices and investment operations. The Funds’ manager of managers structure, as well as Accounts not being charged performance-based fees, greatly reduces the potential for LFI Fund portfolio managers to face conflicts of interest regarding the management of other Accounts.
Funds of Funds. LFI provides direct asset management services for certain Funds known as “funds of funds.” A fund of funds for which LFI serves as the investment adviser invests its assets in other mutual funds and closed-end registered investment companies, such as the Lincoln Bain Capital Total Credit Fund, for which LFI also serves as the investment adviser (which are branded “LVIP” or “Lincoln” funds), and funds, including ETFs, managed by unaffiliated investment managers (collectively, the “underlying funds”). LFI fund portfolio managers maintain an asset allocation strategy for each LVIP fund of funds and make decisions regarding allocations to underlying funds based on the LVIP fund of funds’ investment objectives, policies, practices and other relevant investment considerations that the portfolio managers deem applicable. For information on an LVIP Fund’s current holdings, including information on affiliated portfolio holdings, see the Fund’s most recent shareholder report or quarterly holdings disclosures, which are posted online at www.lincolnfinancial.com/lvip.
LFI and the Funds generally rely on SEC Rule 12d1-4 to implement the fund of funds structure. LFI, as a fiduciary to each Fund, selects underlying funds that it believes are in a Fund’s best interest based on a variety of factors.
LFI and its affiliates receive advisory and other fees from underlying LVIP and Lincoln Funds for the management and other services that LFI and its affiliates provide to the LVIP and Lincoln Funds. As such, LFI is subject to a conflict of interest in selecting underlying funds and has an incentive to invest in underlying LVIP and Lincoln Funds and favor greater allocations to those underlying funds that will pay the highest fee rate to LFI. Similarly, unaffiliated investment managers and their affiliates receive advisory and/or other fees from the underlying funds they or their affiliates manage. The affiliated and unaffiliated underlying funds may have advisory fee rates that are higher and/or fee structures that are different than those of the Funds. A portfolio manager’s management of Accounts with different advisory fee rates and/or fee structures raises potential conflicts of interest by creating an incentive to favor Accounts that charge higher fees.
45

As decision-makers for the LVIP funds of funds, LFI portfolio managers have the authority and discretion to manage fund of funds’ allocations to underlying funds. LFI’s policy is for LFI portfolio managers to make decisions concerning the selection of underlying funds based on the best interests of each Fund and its shareholders, without regard to any revenue that LFI receives or might receive, directly or indirectly, from the Funds or underlying funds for services provided by LFI, an LFI affiliate or any sub-adviser. At the same time, LFI expects to invest in affiliated underlying funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more comparable unaffiliated underlying funds. As noted above, LFI is subject to a conflict of interest in making an investment in an affiliated underlying fund, or in maintaining an existing investment in an affiliated underlying fund, and LFI also might have an interest in making such an investment in order to benefit that affiliated underlying fund (for example, by assisting the affiliated underlying fund in achieving or maintaining scale or to provide greater viability or, alternatively, to reduce the amounts waived and/or reimbursed by LFI to maintain the underlying fund’s expense cap, if applicable). Notwithstanding the foregoing, LFI is a fiduciary and is legally obligated to act in an LVIP fund of fund’s best interests when selecting underlying funds. The Funds have additional policies and procedures in place to comply with SEC rules concerning funds of funds.
Cross Trades. LFI portfolio managers do not manage Fund assets that may be included in cross-trades. Fund sub-advisers effect any such trades, and each sub-adviser has represented to LFI that it has procedures in place to comply with relevant SEC regulations.
Multiple Accounts. A Fund portfolio manager’s management of multiple Accounts may result in the portfolio manager devoting unequal time and attention to the management of each Account. Although LFI does not track the time a portfolio manager spends on a single Fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the Accounts for which he or she is responsible. LFI seeks to manage competing interests for the time and attention of portfolio managers and other LFI personnel.
Personal Accounts. Personal accounts of LFI investment personnel may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LFI’s code of ethics.
American Century Investment Management, Inc. (“American Century”)
Certain conflicts of interest may arise in connection with American Century Investments’ management of client portfolios with different investment strategies. Potential conflicts can include, for example, one investment strategy buying or selling a security while another has a different, potentially opposite, position in the same security. This may include one investment strategy taking a short position in the security of an issuer that is held long in another investment strategy (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities across client portfolios, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Management of American Century Investments’ client portfolios is organized according to investment discipline and investment strategy. Investment disciplines include, for example, Disciplined Equity, Global Growth Equity (both U.S. and Global/Non-U.S.), Global Value Equity, Global Fixed Income, Multi-Asset Strategies, American Century Rules-Based ETF strategies, Avantis Investors strategies, and Private Investments. Within each investment discipline are one or more portfolio teams responsible for managing specific investment strategies, such as U.S. Disciplined Core Value, U.S. Small Cap Value, U.S. Large Cap Growth, Emerging Markets Equity and U.S. Core Fixed Income. In some cases, a portfolio manager or team may be responsible for managing (or assisting in managing) multiple investment strategies within or across investment disciplines. Generally, client portfolios with similar investment strategies are managed by the same portfolio management team using similar investment objectives, approaches and philosophies. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across client portfolios with similar investment strategies, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains information barriers that restrict portfolio management teams within an investment discipline from having access to information regarding security positions, orders or transactions in client portfolios or investment strategies in other investment disciplines. If a portfolio manager or team manages or assists in managing an investment strategy in another investment discipline, that portfolio manager or team will only have access to information relating to that investment strategy and not other investment strategies within that investment discipline. The information barriers are intended to aid in preventing the misuse of portfolio holdings information or trading activity in other investment disciplines. Portfolio managers or teams that manage (or assist in managing) investment strategies across investment disciplines will not allow their access to portfolio holdings and/or trading information in one investment discipline to in any way impact decisions they make for client portfolios in other investment disciplines.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies
46

and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. A centralized trading desk executes all fixed income securities transactions for Avantis ETFs and mutual funds. For all other funds in the American Century complex, portfolio teams are responsible for executing fixed income trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system. There is an ethical wall between the Avantis trading desk and all other American Century traders. The Advisor’s Global Head of Trading monitors all trading activity for best execution and to make sure no set of clients is being systematically disadvantaged.
Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century
Investments to the detriment of client portfolios.
Compensation Structures and Methods
Information regarding each portfolio manager's compensation is attached hereto as Appendix C.
Beneficial Interest of Portfolio Managers
Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.
As of the Funds' fiscal year ended December 31, 2025, no portfolio manager of any Fund beneficially owned shares of any Fund.
Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LFI, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous.
For fiscal years ended December 31, 2025, 2024 and 2023, LFD received $199,287,590, $194,623,872, and $177,938,119, respectively, in compensation from the Trust.
For the period January 1, 2024 to April 26, 2024, the Predecessor Funds’ principal underwriter, was compensated from the unified management fee paid to the Predecessor Funds’ adviser. More information about the unified fee paid to the Predecessor Funds’ adviser can be found under the caption Advisory Fees Paid by Each Fund in this SAI.
Administration Agreement
The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LFI and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.
For the fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid Lincoln Life $12,090,608, $11,515,673, and $10,571,7268, respectively, in administrative services reimbursement.
The Trust compensates Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Funds. These contractholder services include, among others: responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and
47

contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders. In addition, Lincoln Life provides certain corporate-level services to each of the Funds, such as: anti-money laundering and fraud prevention; privacy and data security; disaster recovery; and services related to regulatory duties, such as duties of confidentiality and disclosure.
For the fiscal years ended December 31, 2025 and 2024, the Trust paid Lincoln Life $34,744,937 and $30,947,378, respectively, in contractholder servicing and corporate-level services reimbursement.
The Predecessor Funds’ administrator, American Century Services, LLC (ACS) serves as transfer agent and dividend paying agent for the Predecessor Funds. For the period January 1, 2024 to April 26, 2024, ACS was compensated from the unified management fee paid to the Predecessor Funds’ adviser. More information about the unified fee paid to the Predecessor Funds’ administrator can be found under the caption Advisory Fees Paid by Each Fund in this SAI.
Securities Lending
None of the Funds engaged in any securities lending for the fiscal year ended December 31, 2025.
Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), effective October 15, 2018 (November 19, 2018 for the funds of funds and master feeder funds), pursuant to which State Street provides certain accounting services for the Fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses.
For fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid $7,662,396, $7,300,929, and $8,785,055, respectively, pursuant to its Accounting Agreement.
The Predecessor Funds’ advisor has entered into an Administration Agreement with State Street Bank and Trust Company (SSB) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the Predecessor Funds. For the period January 1, 2025 to April 26, 2025, SSB was compensated from the unified management fee paid to the Predecessor Funds’ adviser. More information about the unified fee paid to the Predecessor Funds’ adviser can be found under the caption Advisory Fees Paid by Each Fund in this SAI.
Code of Ethics
The Trust, LFI and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LFI who regularly have access to information about securities purchased for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.
Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 114 funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.
The Fund offers three classes of shares: Standard Class, Standard Class II, and Service Class. The three classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”) and each share class is subject to its own administrative fee schedule. The Plan allows each Fund to pay distribution
48

and service fees of up to 0.25% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.
Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
Control Persons and Principal Holders of Securities
Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions received by owners of the Variable Contracts. A small number of Contract Holders could therefore determine whether Fund proposals are approved.
For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 S. Harrison Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third-party insurance companies.
As of April 1, 2026, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund's outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds. The fund of funds generally will vote their shares of underlying funds in the same proportion as the vote of all of the other holders of the underlying fund's shares, a technique known as “echo voting.”
Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.
Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.
49

For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.25% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25% for the Service Class shares of each Fund. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.
No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.
The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued. The Board of Trustees believes that the Plan will result in greater sales and/or fewer redemptions of Service Class shares, which may benefit each Fund by reducing Fund expense ratios and/or by affording greater flexibility to portfolio managers. However, it is impossible to know for certain the level of sales and redemptions of shares that would occur in the absence of the Plan or under alternative distribution schemes.
For the fiscal year ended December 31, 2025, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $199,287,590.
For the period January 1, 2025 to April 26, 2025, Predecessor Funds paid ACS, the Predecessor Funds’ transfer agent and dividend paying agent, from the unified management fee paid to the Predecessor Funds’ adviser.
Revenue Sharing
LFI and its affiliates, including LFD, and/or each Fund's sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LFI receives from the Funds or the sub-advisory fees the sub-advisers receive from LFI, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Funds and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.
A significant purpose of these payments is to increase sales of the Funds' shares and the products that contain the Funds. LFI and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.
Valuation of Portfolio Securities
Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.
In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:
Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.
Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.
50

Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.
Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.
Each Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.
Each Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.
Each Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.
Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations.  In this regard, each Managed Volatility Fund provides daily post-trade position reports, as well as reports showing the Fund’s daily futures transactions pursuant to the managed volatility strategy, to the annuity pricing group and market risk management group within Lincoln Life, LFI’s parent company. In addition, certain Funds provide monthly portfolio holdings on a post-trade basis to Lincoln Life approximately 20 days after the end of each month. The pricing group uses Fund information to support the group’s oversight of risk management functions for the Managed Volatility Funds and Lincoln Life, but does not engage in any trading activities.  The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities.  Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associated insurance products.  Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.
Fund sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund's portfolio holdings: (1) ratings organizations, such as Moodys, and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Commicise, BBH Infomediary, IDS GmBH, IEX Data Analytics LLC, Morningstar, Lipper, Factset Research Systems, Financial Recovery Technologies, Intex, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Bloomberg PORT, BarraOne/MSCI Barra, Inc., Barclays Capital, BlackRock Aladdin, Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, Hedgemark, ICE Data Pricing and Reference Data, LLC, MoneyMate, Omgeo, Barclays Capital Point, Acuity Knowledge Partners, Virtu Americas LLC, Virtu Financial, Virtu ITG LLC, Markit/Wall Street Office and Axioma provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; Securities Class Action Services; (4) computer systems, products, services and software vendors, such as BestX, Electra Securities, TriOptima, FIS XSPrisa (XSP) SaaS, FX Connect, OMEGO LLC, Infinit Outsourcing, Inc., Limited, Cogent Consulting, Abel Noser, Charles River Communications, StarCompliance, Tradeweb, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; MetroProof Inc., and (5) operational services such as Accenture LLP, Bank of New York Mellon, Brown Brothers Harriman & Co., Fidelity Corporate Action Solutions, StarCompliance, State Street Bank and Trust Company, State Street Global Services, State Street Investment Manager Solutions, ION and Northern Trust, provided generally on a daily basis for the purpose of providing operational functions including, but not limited to, Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund's holdings information confidential and not engage
51

in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.
Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser, or sub-advisers, trading services providers, class action service provider (Kessler Topaz Meltzer & Check, LLP), custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.
The Funds will disclose their portfolio holdings in public SEC filings. The Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.
Neither the Funds, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds' portfolio holdings information.
The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.
The Trust's Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds' investment adviser and other Fund affiliates, on the other. Moreover, the Funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance review and will recommend any remedial changes to the procedures.
Purchase and Redemption Information
Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the Funds may also be purchased by the Trust's funds of funds, which invest their assets in other mutual funds. The offering price of a Fund’s shares is equal to its net asset value per share.
If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.
Custodian and Transfer Agent
All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.
Lincoln Life performs the Funds’ dividend and transfer agent functions.
Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds' Independent Registered Public Accounting Firm. In addition to the audits of the Funds' financial statements, Ernst & Young LLP also reviews certain regulatory reports and performs other tax services when engaged to do so by the Trust.
Financial Statements
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference. The audited financial statements and the reports for the year ended December 31, 2025, of Ernst & Young LLP thereon are incorporated by reference. We will provide a copy of each Fund's annual report and financial statements, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 866-436-8717.
52

Taxes
Regulated Investment Company. Each Fund intends to qualify, and has elected to be taxed as, a regulated investment company under the Internal Revenue Code (the “Code”). A regulated investment company’s ordinary income and net realized capital gains, if distributed to shareholders, will not be subject to corporate income tax. Each Fund, as a regulated investment company, must, among other things, annually derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale of stock or securities or foreign currencies, or other income, such as income derived from interests in “qualified publicly traded partnerships,” gains from options, futures, or forward contracts, derived with respect to the Fund’s other investments (the Income Requirement).
Each Fund also intends to comply with diversification requirements that apply to mutual funds investing in variable contracts. Generally, a Fund will be required to diversify its investments so that on the end of each calendar quarter: no more than 55% of total assets is represented by any one investment; no more than 70% is represented by any two; no more than 80% is represented by any three; and no more than 90% is represented by any four.
For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by such. A Fund may satisfy an alternative asset diversification test under certain circumstances.
Each Fund may sell its shares directly to certain qualified pension and retirement plans, and to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. If a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract owners would be treated as the Fund’s shareholders, and the contracts invested in the Fund would not be treated as annuity, endowment, or life insurance contracts under the Code. All income and gain earned from those contracts both in past years and currently would be taxed currently to the Contract owners, and income and gain would remain subject to taxation as ordinary income thereafter.
If a Fund fails to qualify as a regulated investment company, the Fund would be subject to tax as an ordinary corporation on all of its taxable income and gain, whether or not distributed to shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company, the Fund’s distributions would be characterized as ordinary dividend income to its shareholders, and Contract owners would be required to include in ordinary income any income earned under the contracts for the current and all prior taxable years. A Fund’s failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts. Under certain circumstances inadvertent failures to satisfy the diversification requirements may be corrected.
Certain Funds may invest in exchange traded vehicles that track commodity returns. Under the Code, these investments are not considered “securities” for purposes of the Income Requirement. As a result, any income generated by such investments is not included in determining compliance with the Income Requirement’s 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year. To the extent that a Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.
Medicare Tax. A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments, and net gain from investments) of certain individuals, trusts and estates.
Fund Distributions. Dividends that a Fund pays from its ordinary income and distributions of a Fund’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of a Fund’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable to life insurance companies under the Code. See the Contracts Prospectus for a description of the respective Insurance Company’s tax status and the charges that may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, each Fund will send to the Insurance Companies a written notice reporting the amount and character of any distributions made during such year. Any benefits reported will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
Foreign Investments. Dividends or other income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign jurisdictions. Tax conventions, such as treaties, between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities in foreign corporations or in other regulated investment companies, the Fund may elect to treat its foreign income tax payments as paid by the Insurance Companies for U.S. income tax purposes. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make this election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per
53

share of such foreign income tax that must be included in gross income and the amount that will be available for the deduction or credit. Certain limitations apply to the credit (but not the deduction) for foreign taxes that an Insurance Company may claim. Foreign taxes each Fund pays will reduce the return on the Fund’s investments. Any benefits of a foreign tax credit or deduction as a result of this election will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
A Fund or Underlying Fund that invests in non-U.S. securities may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is eligible to do so may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund or underlying fund, depending on the circumstances.
Contract Owner Taxes. Since individual Contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the Contract owner level. The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. An alternative asset diversification test may be satisfied under certain circumstances.
Each Fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract holders would be treated as the owners of the shares and the contracts invested in the Fund would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the Contract holders, and income and gain would remain subject to taxation as ordinary income thereafter.
Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.
A Fund or an underlying fund, if invested in non-U.S. securities, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is permitted to do so may elect to “pass through” to its investors, including a Fund, the amount of non-U.S. income taxes paid by the Fund or underlying fund. A Fund itself will be eligible to elect to “pass through” such amounts to its stockholders and may do so, depending upon circumstances.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments and net gain from investments) of certain individuals, trusts and estates.
Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code reporting the amount and character of any distributions made during such year. Any benefits of such designation will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
54

Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations or in other regulated investment companies, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by the Insurance Companies. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. Federal income tax deduction or as a foreign tax credit against their U.S. Federal income taxes. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount which will be available for the deduction or credit. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed. Foreign taxes paid by each Fund will reduce the return from the Fund’s investments. Any benefits of such reporting will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.
The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
55

Appendix A — Long and Short-Term Credit Ratings
Certain of the Funds’ investment policies and restrictions include reference to bond (long-term) and commercial paper (short-term) ratings. The following is a discussion of the rating categories of Moody’s Investor Service, Inc. and Standard & Poor’s Financial Services LLC.
Background
Moody’s
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
S&P Global Ratings
A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due.
Long-Term Credit Ratings
Long-term ratings are generally the credit risk of fixed-income obligation with an original maturity of one year or more.
Moody’s
Aaa - Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A - Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa - Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba - Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B - Obligations rated B are considered speculative and are subject to high credit risk.
Caa - Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C - Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
S&P Global Ratings
AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
D - An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
56

*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.
Moody’s
P1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P Global Ratings
A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.
B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
57

Appendix B — Proxy Voting Policies and Procedures
Lincoln Financial Investments Corporation (“LFI”)
I. Introduction
The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, LFI.
LFI has adopted these Policies and Procedures to govern LFI’s implementation of proxy voting for LFI’s clients, which include the Lincoln Funds.
II. Policies
LFI shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).
Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LFI believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LFI votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.
In exercise voting authority LFI will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:
•
Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;
•
Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•
Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
III. Procedures
A. Direct Investments
LFI may invest directly in equity and fixed income securities, and other types of investments. LFI will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LFI will vote proxies in the Client’s best interests, as determined by LFI. In making such determination, LFI may rely on analysis from proxy voting consultants or third-party proxy voting services. LFI will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LFI may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.
B. Sub-Advised Funds
LFI advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LFI shall review each sub-adviser’s proxy voting policies and procedures as follows:
•
Before a sub-adviser is retained, LFI’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.
•
Each quarter, LFI’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LFI’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.
•
During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LFI reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.
58

C. Funds of Funds
LFI advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.
When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LFI shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”
When a fund of funds invests directly in securities other than mutual funds, LFI shall follow the procedures outlined in “Direct Investments” above.
D. Master-Feeder Funds
LFI advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.
If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.
Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.
E. Material Conflicts
In the event that LFI identifies a potential material conflict of interest between a Client and LFI, or any LFI-affiliated entity, LFI will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LFI. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.
IV. Disclosure
A. Form ADV
LFI shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LFI will disclose how Clients may obtain information about how LFI voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.
B. Statement of Additional Information (SAI)
Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).
C. Annual Reports
Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.
D. Proxy Voting Record on Form N-PX
The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
V. Recordkeeping
LFI shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:
(a)
Proxy Voting Policies and Procedures;
(b)
Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);
59

(c)
A copy of any document that LFI, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and
(d)
A copy of each written request from a Client, and any response to the Client, for information on how LFI voted the Client’s proxies.
American Century Investment Management, Inc. (“American Century”)
American Century Investment Management, Inc. (the “Adviser”) is the investment manager for a variety of advisory clients, including the American Century family of funds. In such capacity, the Adviser has been delegated the authority to vote proxies with respect to investments held in certain accounts it manages. The following is a statement of the proxy voting policies (the “Policies”) that have been adopted by the Adviser. In the exercise of proxy voting authority, which has been delegated to it by particular clients, the Adviser will apply the Policies in accordance with, and subject to, any specific policies that have been adopted by the client and communicated to and accepted by the Adviser in writing.
I. General Principles
In providing the service of voting client proxies, the Adviser is guided by general fiduciary principles, must act prudently, solely in the interest of its clients, and must not subordinate client interests to unrelated objectives. Except as otherwise indicated in these Policies, the Adviser will use its best efforts to vote all proxies with respect to investments held in the client accounts it manages. Shares may not be voted if the cost or administrative burden of voting shares of a particular portfolio company in the judgment of the Advisor exceeds the benefit to fund shareholders. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment.
Although in most instances the Adviser will vote proxies consistently across all client accounts, the votes will be based on the best interests of each client. As a result, accounts managed by the Adviser may at times vote differently on the same proposals. Examples of when an account’s vote might differ from other accounts managed by the Adviser include, but are not limited to, proxy contests and proposed mergers. In short, the Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.
A. Non-U.S. Proxies
The Adviser will generally evaluate non-U.S. proxies in the context of the Policies but will also, where feasible, take into consideration differing laws, regulations, and practices in the relevant foreign market in determining if and how to vote. There may also be circumstances when practicalities and costs involved with non-U.S. investing make it disadvantageous to vote shares. For instance, the Adviser generally does not vote proxies in circumstances where share blocking restrictions apply, when meeting attendance is required in person, or when current share ownership disclosure is required.
B. Stewardship and Engagement
As long-term owners and as part of its stewardship efforts, the Adviser undertakes regular contact with portfolio company management to provide the Adviser an opportunity to gain additional information when voting proxies.
C. Proposals Involving Sustainability Matters
The Adviser will vote with the expectation of maximizing shareholder value and believes that certain sustainability issues can potentially impact a company’s long-term financial performance. On a case-by-case basis, the financial materiality and potential risks or economic impact of the sustainability issues underpinning proxy proposals are considered and it is ultimately each team’s portfolio managers that are responsible for making the voting decision.
The portfolio management teams for portfolios that have sustainability considerations in their mandates can place emphasis around those considerations when voting proxies with the objective of enhancing outcomes.
D. Exception Voting
The Adviser reserves the right to vote contrary to the Policies when, in its opinion, the vote will do the most to maximize the investment objective of the account.
II. Specific Proxy Matters
A. Routine Matters
1. Election of Directors
a)
Generally. (i)The Adviser will generally support the election of directors that results in a board made up of a majority of independent directors. (ii) In general, the Adviser will vote in favor of management's director nominees if they are running
60

unopposed. The Adviser believes that management is in the best position to evaluate the qualifications of directors and the needs and dynamics of a particular board. (iii) When management’s nominees are opposed in a proxy contest, the Adviser will evaluate which nominees’ publicly announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. (iv)The Adviser maintains the ability to vote against any candidate whom it believes is not qualified or if there are specific concerns about the individual, such as allegations of criminal wrongdoing or breach of fiduciary responsibilities. (v) Additional information the Adviser may consider concerning director nominees include, but is not limited to, whether (1) there is an adequate explanation for repeated absences at board meetings, (2) the nominee receives non-board fee compensation, or (3) there is a family relationship between the nominee and the company’s chief executive officer or controlling shareholder, and/or (4) the nominee has sufficient time and commitment to serve effectively in light of the nominee’s service on other public company boards.
b)
Committee Service. The Adviser will withhold votes for non-independent directors who serve on the audit and/or compensation committees of the board.
c)
Classification of Boards. The Adviser believes classified boards represent a form of anti-takeover device, which is generally not in the interests of minority shareholders. Accordingly, the Adviser will generally support proposals that seek to declassify boards. Additionally, the Adviser will oppose efforts to adopt classified board structures.
d)
Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. The Adviser believes that a majority of independent directors can help to facilitate objective decision making and enhance accountability to shareholders.
e)
Majority Vote Standard for Director Elections. The Adviser will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of the votes cast in a board election, provided that the proposal allows for a plurality voting standard in the case of contested elections. The Adviser may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of the majority of the votes cast in an uncontested election.
f)
Separate CEO and Chair. The Adviser will generally vote against shareholder proposals requesting an independent chair if the board is majority independent. Conversely, if the board is not majority independent, the Adviser will generally vote in favor of management proposals to separate the roles of CEO and chair of the board of directors.
g)
Withholding Campaigns. The Adviser will generally support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs 1(a) through 1(f) above.
h)
Director Indemnification. The Adviser will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary to attract and retain qualified directors. 2. Ratification of Selection of Auditors
The Adviser will generally rely on the judgment of the portfolio company’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. The Adviser will generally vote against proposed auditors in circumstances where the auditor has or may have a potential conflict of interest, including where: (a) an auditor has a financial interest in or association with the company, and is therefore not independent; (b) non-audit fees are excessive compared to audit fees (c) the audit firm’s tenure is excessively long; or (d) there is reason to believe that the independent auditor has previously rendered an opinion to the company that is either inaccurate or not indicative of the company's financial position.
B. Compensation Matters
1. Executive and Director Compensation
a)
Advisory Vote on Compensation. The Adviser believes there are several effective ways to convey concerns about compensation including voting against the advisory vote on executive compensation (say-on-pay proposals), voting against specific incentive plans or amendments to incentive plans it deems excessive or withholding votes from compensation committee members. The Adviser will consider and vote on a case-by-case basis on say-on-pay proposals and will generally support management proposals unless there are inadequate risk-mitigation features or other specific concerns exist, including if the Adviser concludes that executive compensation is (i) misaligned with shareholder interests, (ii) unreasonable in amount, or (iii) not in the aggregate meaningfully tied to the company’s performance.
b)
Frequency of Advisory Votes on Compensation. The Adviser generally supports the triennial option for the frequency of say-on-pay proposals, but will consider management recommendations for an alternative approach.
c)
Clawback of Incentive Compensation. The Adviser expects portfolio companies to structure executive compensation plans in a manner that does not encourage excessive risk-taking or insulate management from the consequences of failures of risk
61

management and oversight. The Adviser generally supports properly-structured clawback provisions in executive compensation plans as a way to mitigate the potential for excessive risk taking. In evaluating compensation clawback proposals, the Adviser will consider whether the company has a history of financial restatements, material financial problems, and any other factors deemed relevant.
d)
Directors’ Stock Options Plans. The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will generally vote for director stock option plans that are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis and will take into account total board compensation and the company’s total exposure to stock option plan dilution. 2. Equity Based Compensation Plans
The Adviser believes that equity-based compensation plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and retaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser may conduct an analysis of stock option, stock bonus or similar plans or material amendments thereto, including replenishing a with additional shares.
Features that may result in the Adviser voting against the initial adoption of a plan or subsequent amendment to replenish the plan with additional shares include whether the plan:
a)
Provides for immediate vesting of all stock options in the event of a change of control of the company without reasonable safeguards against abuse (see “Anti-Takeover Proposals” below);
b)
Resets outstanding stock options at a lower strike price, unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;
c)
Establishes restriction periods shorter than three years for restricted stock grants;
d)
Does not reasonably associate awards to performance of the company (especially as it relates to the selection of appropriate vesting metrics, which ideally should contain both absolute and relative measures); or
e)
Is excessively dilutive to the company. Factors that will be considered in the determination include the company’s overall market capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base, which may justify somewhat greater dilution. 3. Non-Stock Incentive Plans
Management may propose a variety of non-stock, cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.
C. Shareholder Rights
1. One Share, One Vote. The Adviser generally supports proposals to equalize the voting rights of shareholders, including the elimination of special or super voting share classes and the establishment of single-class voting structures.
2. Right to Call Special Shareholder Meetings. The corporation statutes of many states allow minority shareholders at a certain threshold level of ownership to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti- takeover measure and the Adviser will generally vote against proposals attempting to eliminate this right and for proposals attempting to restore it.
3. Right to Act by Written Consent. The Adviser will generally vote for proposals to permit shareholders to act by written consent if the company does not currently permit shareholders to call for a special meeting or to act by written consent. The Adviser will generally vote against proposals on written consent if the company permits shareholders the right to call for a special meeting.
4. Proxy Access. The Adviser believes that the ability of qualifying shareholders to nominate a certain number of directors on the company’s proxy statement may have corporate governance benefits. Accordingly, the Adviser will generally vote in favor of proposals to adopt proxy access rules offering a balanced set of limitations. When considering such proposals, the factors taken into account will include the following: (i) the ownership percentages and holding periods proposed; (ii) the maximum proportion of directors that shareholders may nominate each year; and (iii) any other material restrictions included in the proposal.
D. Anti-Takeover Proposals
62

In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. In particular circumstances, the Adviser may vote in favor of some forms of control protective measures if they are responsive to a particular circumstance, are narrowly focused and have a sunset provision reasonably tied to the circumstances.
The items below discuss specific anti-takeover proposals.
Staggered Board
If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against establishing them and for eliminating them. However, the Adviser does not necessarily vote against the re-election of directors serving on staggered boards.
Cumulative Voting
Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation especially when a company maintains a staggered or classified board.
Accordingly, if a company has a staggered board, the Adviser will: a) vote in favor of any proposal to adopt cumulative voting, and b) vote against any proposal to eliminate cumulative voting that is already in place.
“Blank Check” Preferred Stock
Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile takeover attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion rights or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred stock if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective such as a financing instrument.
Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.
While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.
Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.
Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred stock. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the Adviser will generally vote to approve the increase. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100% outstanding and otherwise reserved for all legitimate corporate purposes; increases in excess of 100% are evaluated on a case-by-case basis and will be voted affirmatively if management has provided sound justification for the increase.
“Supermajority” Voting Provisions or Super Voting Share Classes
63

A “supermajority” voting provision is a provision placed in a company's charter documents which would require approval by the vote of greater than a simple majority (generally ranging from 66% to 90%) of shareholder votes to approve any type of acquisition of the company.
The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. Accordingly, the Adviser will generally vote against the introduction of supermajority provisions and in favor of their removal.
“Fair Price” Amendments
Fair price amendments are another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless the Adviser concludes that it is likely that the share price will not be negatively affected, and the proposal will not discourage acquisition proposals.
Poison Pills or Shareholder Rights Plans
Some companies have retained some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain events the company board deems hostile, such as the acquisition of a large block of stock.
The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.
The Adviser will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. The Adviser will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in the Adviser’s view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.
Change in Control Agreements
Change in control (golden parachute) agreements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented. Features that may result in the Adviser voting against the adoption or extension of such an agreement include the following: (a) single-trigger or modified-single-trigger cash severance;
(b) single-trigger acceleration of unvested equity awards; (c) excessive cash severance (greater than 3X base salary and bonus), especially when triggering adverse tax consequences for the recipient, the company, or both; (d) excise tax gross-ups triggered and payable (as opposed to a provision that provides excise tax gross-ups); (e) excessive change in control payments (on an absolute basis or as a percentage of transaction equity value; (f) recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or (g) the company’s assertion that a proposed transaction is conditioned on shareholder approval of the change in control advisory vote.
Reincorporation
Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states provide some type of legislation that greatly discourages takeovers. The Adviser will examine reincorporation proposals on a case-by-case basis.
Generally, if the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. The Adviser will also generally oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will generally vote affirmatively.
Confidential Voting
Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.
Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary;
64

also, holding shares in a nominee name maintains shareholders' confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, the Adviser will generally vote in favor of any proposal to adopt confidential voting.
Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will generally vote in favor of opting out of restrictive state takeover laws.
E. Transaction Related Proposals
The Adviser will review transaction related proposals, such as mergers, acquisitions, and corporate reorganizations, on a case-by-case basis, taking into consideration the impact of the transaction on each client account. In some instances, such as the approval of a proposed merger, a transaction may have a differential impact on client accounts depending on the securities held in each account. For example, whether a merger is in the best interest of a client account may be influenced by whether an account holds, and in what proportion, the stock of both the acquirer and the acquiror. In these circumstances, the Adviser may determine that it is in the best interests of the accounts to vote the accounts’ shares differently on proposals related to the same transaction.
F. Other Matters
1. Shareholder-sponsored proposals. Proposals introduced by shareholders will be evaluated for linkage between the proposal, its economic impact, and its potential to maximize long-term shareholder value. Where the economic impact of a proposal is unclear, the Adviser will generally rely on management’s assessment of the proposal if the Adviser believes the assessment is reasonable.
2. Anti-Greenmail Shareholder Proposals. “Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will generally vote in favor of anti-greenmail proposals.
3. Director Tenure. Director Tenure proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will consider and assess such measures as appropriate.
4. Director Share Ownership. The Adviser will generally vote against shareholder proposals that would require directors to hold a minimum number of the company's shares to serve on the board of directors, in the belief that such ownership should be at the discretion of board members.
III. Securities on Loan
The Adviser shall use commercially reasonable efforts to monitor for material proxy votes with respect to loaned securities. In the event the Adviser has timely knowledge of a material vote, the Adviser will attempt to recall the loaned securities and submit a proxy in accordance with these proxy guidelines. Efforts to recall loaned securities may not be successful and there can be no guarantee that a valid proxy will be submitted in all cases.
IV. Use of Proxy Advisory Services
The Adviser may retain proxy advisory firms to provide services in connection with voting proxies, including, without limitation, to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Policies, provide systems to assist with casting the proxy votes, and provide reports and assist with preparation of filings concerning the proxies voted.
Prior to the selection of a proxy advisory firm and periodically thereafter, the Adviser will consider whether the proxy advisory firm has the capacity and competency to adequately analyze proxy issues and the ability to make recommendations based on material accurate information in an impartial manner. Such considerations may include some or all of the following (i) periodic sampling of votes cast through the firm’s systems to determine that votes are in accordance with the Adviser’s Policies and its clients best interests, (ii) onsite visits to the proxy advisory firm’s office and/or discussions with the firm to determine whether the firm continues to have the resources (e.g. staffing, personnel, technology, etc.) capacity and competency to carry out its obligations to the Adviser, (iii) a review of the firm’s policies and procedures, with a focus on those relating to identifying and addressing conflicts of interest and monitoring that current and accurate information is used in creating recommendations, (iv) requesting that the firm notify the Adviser if there is a change in the firm’s material policies and procedures, particularly with respect to conflicts, or material business practices
65

(e.g., entering or exiting new lines of business), and reviewing any such change, and (v) in case of an error made by the firm, discussing the error with the firm and determining whether appropriate corrective and preventative action is being taken. In the event the Adviser discovers an error in the research or voting recommendations provided by the firm, it will take reasonable steps to investigate the error and seek to determine whether the firm is taking reasonable steps to reduce similar errors in the future.
While the Adviser takes into account information from many different sources, including independent proxy advisory services, the decision on how to vote proxies will be made in accordance with these Policies.
V. Monitoring Potential Conflicts of Interest
The Adviser is responsible for monitoring and resolving possible conflicts between the interests of the Adviser and those of its clients with respect to proxy voting. The Adviser has adopted safeguards to address the potential that our proxy voting could be influenced by interests other than those of our fund shareholders and clients. Since our Policies are predetermined by the Adviser, application of the Policies to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with the Policies, the Adviser’s Proxy Voting Committee reviews all such proxy votes to determine whether the portfolio manager’s voting rationale appears reasonable and is consistent with the general principles of the Policies. The Proxy Voting Committee also assesses whether certain business or other significant relationships between the Adviser and a company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to the Proxy Voting Committee for immediate resolution prior to the time the Adviser casts its vote. With respect to personal conflicts of interest, the Adviser’s Code of Ethics requires all employees to avoid placing themselves in a compromising position where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers and other personnel involved with proxy voting with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
In addition, to avoid any potential conflict of interest that may arise when the Adviser votes proxies of a fund, portfolio, or other account (Adviser-Voted Portfolio”) that owns shares of an American Century fund, the Adviser will “echo vote” such shares, if possible. Echo voting means the Adviser will vote the shares in the same proportion as the vote of all the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any Adviser-Voted Portfolio that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible, shares will be voted in consultation with the Adviser-Voted Portfolio client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
************************************************************
The Policies will be examined from time to time and may be amended by the Adviser. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner that will most enhance shareholder value.
Case-by-case determinations will be made by the Adviser. Electronic records will be kept of all votes made.
66

Appendix C — Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund's portfolio manager as of each Fund's fiscal year ended December 31, 2025:
Lincoln Financial Investments Corporation (“LFI”)
The equity programs are designed to position LFI to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:
BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.
ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.
LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.
DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LFI employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LFI-advised funds.
American Century Investment Management, Inc. (“American Century”)
Compensation
American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of March 31, 2023, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus, which is determined by a combination of factors. One factor is investment performance of funds a portfolio manager manages. The mutual funds’ investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.
Portfolio managers may have responsibility for multiple American Century Investments products. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of managed portfolios or ETFs. If the performance of a managed account or ETF is considered for purposes of compensation, it is generally measured via the same criteria as an American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group).
A second factor in the bonus calculation relates to the performance of a number of American Century Investments products managed according to one of the following investment disciplines: global growth equity, global value equity, disciplined equity, global fixed-income, and multi-asset strategies. The performance of American Century ETFs may also be included for certain investment disciplines. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed and the
67

composite for certain portfolio managers may include multiple disciplines. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of portfolio managers’ bonuses may be discretionary and may be tied to factors such as profitability or individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.
Avantis Compensation Structure
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of the portfolio managers’ compensation takes the form of an annual bonus. The annual bonus of the Chief Investment Officer of Avantis is tied to average assets under management in the Avantis Investors’ funds. The bonuses of all other portfolio managers are discretionary, allocated by the Chief Investment Officer of Avantis, based on individual performance. Factors impacting the discretionary bonus may include a portfolio manager’s understanding and improvement of the funds’ investment models, efficient execution of investment decisions, and client interaction.
Restricted Stock Plans Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined several factors including but not limited to individual and product performance & manager discretion. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years.
68

Lincoln Variable Insurance Products Trust
LVIP AllianceBernstein Large Cap Growth Fund
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Equity Dividend Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock Real Estate Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Channing Small Cap Value Fund
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Franklin Templeton Core Bond Fund
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Equity Managed Volatility Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Loomis Sayles Global Growth Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian Global Income Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Multi-Manager International Equity Managed Volatility Fund
LVIP Nomura Diversified Floating Rate Fund
LVIP Nomura Mid Cap Value Fund
LVIP Nomura Social Awareness Fund
LVIP PIMCO Low Duration Bond Fund
LVIP State Street Bond Index Fund
LVIP State Street Emerging Markets Equity Index Fund
LVIP State Street International Index Fund
LVIP State Street International Managed Volatility Fund
LVIP State Street Large Cap Managed Volatility Fund
LVIP State Street Mid-Cap Index Fund
LVIP State Street Nasdaq-100 Index Fund
LVIP State Street S&P 500 Index Fund
LVIP State Street Short-Term Bond Index Fund
LVIP State Street Small-Cap Index Fund
LVIP State Street SMID Cap Managed Volatility Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Wellington SMID Cap Value Fund
1301 South Harrison Street
Fort Wayne, Indiana 46802
Statement of Additional Information May 1, 2026
This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption — referred to as “Funds”—of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: Standard Class and Service Class.
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference here and here. This SAI should be read in conjunction with each Fund’s prospectus dated May 1, 2026, as may be amended or supplemented. You may obtain copies of a Fund's prospectus, annual and semi-annual reports, and other information such as Fund financial statements upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 866-436-8717.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
Prior to April 30, 2003, each fund in the Trust in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003.
Each of the Funds, except the LVIP AllianceBernstein Large Cap Growth Fund, LVIP BlackRock Inflation Protected Bond Fund and the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Non-Diversified Funds”), is diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”). The LVIP State Street Nasdaq-100 Index Fund (the “Nasdaq-100 Index Fund”) is classified as “diversified” for purposes of the 1940 Act and intends to be diversified in approximately the same proportion as its target index is diversified. However, the Nasdaq-100 Index Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its target index. A “non-diversified” fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer.  Shareholder approval will not be sought if the Nasdaq-100 Index Fund shifts from diversified to non-diversified solely due to a change in the relative market capitalization or index weightings of one or more constituents of its target index.
References to “Adviser” in this SAI include both Lincoln Financial Investments Corporation (“LFI”) and a Fund's sub-adviser (if applicable) unless the context otherwise indicates.
References to “each Fund,” a Fund” and “the Funds” in this SAI include the Fund and other series of the Trust.
The following Funds have changed their name within the past five years:
Current Fund Name	Former Fund Name	Date of Name Change
LVIP AllianceBernstein Large Cap Growth Fund	LVIP T. Rowe Price Growth Stock Fund	April 5, 2024
LVIP BlackRock Equity Dividend Fund	LVIP Macquarie Value Fund	May 1, 2025
LVIP BlackRock Real Estate Fund	LVIP BlackRock Global Real Estate Fund	May 1, 2023
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund	May 1, 2021
LVIP Fidelity Institutional AM ® Total Bond Fund	LVIP Macquarie Diversified Income Fund	May 1, 2025
LVIP Franklin Templeton Core Bond Fund	LVIP Macquarie Bond Fund	August 1, 2025
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP SSGA Emerging Markets 100 Fund	April 11, 2023
LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP SSGA Developed International 150 Fund	April 11, 2023
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP SSGA Large Cap 100 Fund	April 11, 2023
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	LVIP SSGA Small/Mid Cap 200 Fund	April 11, 2023
LVIP Global Equity Managed Volatility Fund	LVIP Franklin Templeton Global Equity Managed Volatility Fund	February 17, 2026
LVIP JPMorgan Short Duration Bond Fund	LVIP Macquarie Limited-Term Diversified Income Fund	May 1, 2025
LVIP Macquarie Bond Fund	LVIP Delaware Bond Fund	May 1, 2024
LVIP Macquarie Diversified Floating Rate Fund	LVIP Delaware Diversified Floating Rate Fund	May 1, 2024
LVIP Macquarie Mid Cap Value Fund	LVIP Delaware Mid Cap Value Fund	May 1, 2024
LVIP Macquarie Social Awareness Fund	LVIP Delaware Social Awareness Fund	May 1, 2024

Current Fund Name	Former Fund Name	Date of Name Change
LVIP Mondrian Global Income Fund	LVIP Global Income Fund	May 1, 2023
LVIP Multi-Manager International Equity Managed Volatility Fund	LVIP MFS International Equity Managed Volatility Fund	November 18, 2024
LVIP Nomura Diversified Floating Rate Fund	LVIP Macquarie Diversified Floating Rate Fund	December 1, 2025
LVIP Nomura Mid Cap Value Fund	LVIP Macquarie Mid Cap Value Fund	December 1, 2025
LVIP Nomura Social Awareness Fund	LVIP Macquarie Social Awareness Fund	December 1, 2025
LVIP State Street Bond Index Fund	LVIP SSGA Bond Index Fund	May 1, 2026
LVIP State Street Emerging Markets Equity Index Fund	LVIP SSGA Emerging Markets Equity Index Fund	May 1, 2026
LVIP State Street International Index Fund	LVIP SSGA International Index Fund	May 1, 2026
LVIP State Street International Managed Volatility Fund	LVIP SSGA International Managed Volatility Fund	May 1, 2026
LVIP State Street Large Cap Managed Volatility Fund	LVIP SSGA Large Cap Managed Volatility Fund	May 1, 2026
LVIP State Street Mid-Cap Index Fund	LVIP SSGA Mid-Cap Index Fund	May 1, 2026
LVIP State Street Nasdaq-100 Index Fund	LVIP SSGA Nasdaq-100 Index Fund	May 1, 2026
LVIP State Street S&P 500 Index Fund	LVIP SSGA S&P 500 Index Fund	May 1, 2026
LVIP State Street Short-Term Bond Index Fund	LVIP SSGA Short-Term Bond Index Fund	May 1, 2026
LVIP State Street Small-Cap Index Fund	LVIP SSGA Small-Cap Index Fund	May 1, 2026
LVIP State Street SMID Cap Managed Volatility Fund	LVIP SSGA SMID Cap Managed Volatility Fund	May 1, 2026
LVIP Wellington SMID Cap Value Fund	LVIP Wellington Mid Cap Value Fund	May 1, 2021
Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).
Each Fund may not:
1.
(Except for LVIP BlackRock Real Estate Fund) Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.
2.
Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.
3.
Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4.
Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.
6.
Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.
7.
(Except for the Non-Diversified Funds) With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.
The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.
The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the fund’s total assets from banks, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
“Senior securities” are generally fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks. A fund also may borrow an amount equal to up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.
Manager of Managers
Certain of the Funds employ a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29170 and 29197) to permit the Funds’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
The Funds have also received an SEC exemptive order (SEC Investment Company Act Rel. Nos. 34727 and 34749) which permits the Funds’ Board of Trustees to approve new sub-advisory agreements or material amendments to an existing sub-advisory agreement at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that: (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting; (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person meeting; (iii) the need for considering the proposal at a non-in-person meeting will be explained to the Board; and (iv) the Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case, the Board will consider the proposal at an in-person meeting unless the objection is rescinded).
What are the Underlying Funds?
Certain of the Funds are fund of funds (“Fund of Funds”), which means that the Fund of Funds invests some or all of its assets in one or more other mutual funds or exchange-traded funds (“Underlying Fund”). For this structure, the Fund of Funds may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Trust also has received an exemptive order from the SEC (“SEC

Investment Company Act Rel. Nos. 29168 and 29196) to permit the Fund of Funds to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The Fund of Funds may also rely on an exemptive order from the SEC issued to a sub-adviser or an Underlying Fund.
Each Fund of Funds’ relative weightings in the Underlying Funds will vary over time. The Fund of Funds are not required to invest in any particular underlying fund. The Adviser or sub-adviser, as appropriate, may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.
Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means a Fund’s Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds or by other mutual funds in which a Fund invests.
LVIP Dimensional International Equity Managed Volatility Fund, LVIP Dimensional U.S. Equity Managed Volatility Fund, LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund, LVIP Multi-Manager Global Equity Managed Volatility Fund, LVIP Multi-Manager International Equity Managed Volatility Fund, LVIP State Street International Managed Volatility Fund, LVIP State Street Large Cap Managed Volatility Fund, and LVIP State Street SMID Cap Managed Volatility Fund operate using a “fund of funds” structure. Each of these Funds of Funds expects to invest its assets primarily in one or more Underlying Funds, while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay using up to 20% of its assets. As a result, these Funds of Funds do not invest directly in most of the securities and other instruments described below, but are subject to their risks through investment in the Underlying Funds.
Information relating to each Underlying Fund is as of the Underlying Fund’s most recent prospectus and SAI. For additional and more current information regarding each Underlying Fund, investors should read the Underlying Fund’s current prospectus and SAI.
Below describes additional information concerning the investment strategies that the Funds may employ, either principal or discretionary, and the risks of those investment strategies.
All Funds Investments
The following additional investment strategy and risk information relates to all Funds.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of a Fund’s investments, or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or have an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and AI Technologies may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI Technologies. To the extent a Fund invests in companies that are involved in various aspects of AI Technologies, such Fund is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on AI Technologies. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Actual usage of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.
The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.
Cybersecurity. The use of technology is more prevalent in the financial industry, including the Funds’ management and operations, than in other industries. As a result, the Funds are more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. Cyber-attacks might potentially be carried out by persons or organizations, including foreign governments, using techniques, including electronically circumventing network security, overwhelming websites, gathering intelligence, engaging in ransomware attacks, efforts to make services unavailable to intended users and social engineering functions aimed at obtaining information necessary to gain access. In addition, power or communication outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds' operations. A cybersecurity breach may result in:
•
Financial losses to the Funds and shareholders;
•
The inability of the Funds to timely process transactions or conduct trades;
•
Delays or mistakes in materials provided to shareholders;
•
Errors or delays in the calculation of Funds’ net asset values;
•
Violations of privacy and other laws (including those related to identity theft);
•
Regulatory fines, penalties and reputational damage; and
•
Compliance and remediation costs, legal fees and other expenses.
In addition, the noted risks may adversely impact LFI, a Fund’s sub-adviser, if any, the Funds’ principal underwriter, administrator and other service providers to the Funds, as well as financial intermediaries and parties with which the Funds do business. These risks, in turn, could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, especially as different or unknown risks may emerge in the future. This is particularly the case because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact. There is also the risk that cybersecurity breaches may not be detected.
Environment, Social, and Governance (“ESG”). Although a Fund does not seek to implement a specific ESG, impact or sustainability strategy unless disclosed in its prospectus, the Fund’s investment process may integrate ESG factors with traditional fundamental factors. The weight given to any particular ESG factor varies across asset classes, sectors, and strategies and no one factor is determinative. When integrating ESG factors into the investment process, the Fund may rely on third-party data believed to be reliable, but the accuracy of such third-party data is not guaranteed. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, regardless of its source, is mostly based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. While the Fund believes that consideration of ESG factors has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the consideration of ESG factors will result in better performance. Investor views on positive or negative ESG characteristics can differ, and the current lack of common standards may result in different approaches to considering ESG factors. Accordingly, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A Fund’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.
Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of investments purchased by the Funds, subject to the Fund’s liquidity risk management program, as approved by the Board of Trustees.
The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
If the value of a Fund’s assets invested in illiquid investments at any time exceeds the limitation on illiquid investments, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.
Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.
A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the SEC (SEC Investment Company Act Rel. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.
If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.
Litigation Risk. From time to time, a Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects a Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by a Fund or adversely affect the value of the Fund’s shares.
Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.
Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.
Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.
Operational Risk. Each Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund and the adviser (and sub-adviser, if any) seek to reduce these operational risks through controls and procedures. However, these measures do not completely eliminate such risk or address every possible risk and may be inadequate to address significant operational risks.
Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.
Private companies. The Funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent a Fund from selling their company shares for a period of time following the public offering.
Investments in private companies can offer a Fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.
Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.
The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.
Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
The short sale amounts designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.
When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.
Special Purpose Acquisition Companies. The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities that pool funds to seek potential acquisition or merger opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering (IPO) for the purpose of acquiring or merging with an unaffiliated company to be identified subsequent to the SPAC's IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable transaction. Some SPACs may pursue acquisitions or mergers only within certain industries or regions, which may further increase the volatility of their securities' prices. In addition to purchasing publicly traded SPAC securities, a Fund may invest in SPACs through additional financings via securities offerings that are exempt from registration under the federal securities laws (restricted securities). No public market will exist for these restricted securities unless and until they are registered for resale with the SEC, and such securities may be considered illiquid and/or be subject to restrictions on resale. It may also be difficult to value restricted securities issued by SPACs.
An investment in a SPAC is subject to a variety of risks, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; an attractive acquisition or merger target may not be identified and the SPAC will be required to return any remaining invested funds to shareholders; attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security's value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
Special Situations. A Fund may invest in certain securities under special situations. A special situation arises when, in the adviser’s opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
A Fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.
Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, including but not limited to, holding a substantial portion of the Fund's assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.
United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which a Fund has exposure.
Equity Investments
The following additional investment strategy and risk information relates to each Fund that may invest in equity securities.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Equity Securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants. Equity securities may decline due to general market conditions, which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed-income securities.
Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated and the general risk that domestic and global economies have historically risen and fallen in periodic cycles. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.
Exchange-Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times. Furthermore, bid/ask spreads and the resulting premium or discount to NAV of the ETF’s shares may widen during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LFI nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.
ETF Authorized Participant Concentration Risk. For an underlying exchange-traded fund, only an “authorized participant” may engage in creation or redemption transactions directly with the ETF. The ETF may have a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF and no other authorized participant is able to step forward to create or redeem “creation units,” the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.
Fixed Income Investments
The following additional investment strategy and risk information relates to each Fund that may invest in fixed-income securities.
Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors, including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing any credit enhancement. If the required payments of principal and interest are not made to the trust with respect to the underlying loans after the credit enhancement is exhausted, certificate holders may experience losses or delays in payment.

For many asset-backed securities, the cash flows from the pool are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the pool and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from an asset-backed security typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, asset-backed security tranches can experience substantial losses.
In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.
A Fund may invest in each of collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (SPE) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create synthetic exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.
Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced fire sale liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed-income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers. The rate of interest on a fixed-income security may be fixed, floating or variable. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The income earned by a Fund on investments in floating and variable rate securities will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus, a Fund’s income on such investments will be more unpredictable than the income earned on such investments with a fixed rate of interest.
Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.
As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the values of debt securities typically increase. In periods of rising interest rates, the values of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of a Fund’s shares to fluctuate in value.
A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services LLC (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.
Delayed Delivery and When-Issued Securities and Forward Commitments. Some Funds may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. The Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.
Exchange-Traded Notes (“ETNs”). A Fund may invest in ETNs. ETNs are typically notes representing senior, unsecured, unsubordinated debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (reference instrument) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service will accept, or a court will uphold, how a Fund characterizes and treat ETNs for tax purposes.
There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
High Yield Fixed-Income Securities (“Junk” Bonds). Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed-income securities (commonly referred to as high yield bonds or “junk” bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.
High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws also may have a negative impact on the market for high yield bonds.
The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair valued” in accordance with a Fund's procedures. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. The rate of interest on a loan may be fixed, floating or variable. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower’s failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans directly or through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.
Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate (CMBS) or residential properties (RMBS). Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.
Mortgage-related securities include collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities”—are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi- class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, a Fund may invest in various tranches of CMO bonds, including support bonds.
Fannie Maes and Freddie Macs are pass-through securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support.
The Federal Housing Finance Agency and the White House have made public statements regarding plans to consider ending the conservatorship of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on their creditworthiness and guarantees of certain mortgage-backed securities. Should Fannie Mae's and Freddie Mac's conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to a Fund. In addition, under the direction of the Federal Housing Finance Agency, Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.
The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.
Municipal Bonds. A Fund may invest in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (Municipal Bonds). A Fund may also invest in Municipal Bonds that pay interest excludable from gross income for purposes of state and local income taxes of the designated state and/or allow the value of a Fund’s shares to be exempt from state and local taxes of the designated state (State Municipal Bonds). A Fund may also invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the manager believes such securities to pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of the designated state and/or state and local personal property taxes of the designated state (Non-Municipal Tax-Exempt Securities). Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long term municipal securities. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by applicable law. Other types of Municipal Bonds include, but are not limited to, moral obligation bonds, municipal notes, municipal lease obligations, tender option bonds, variable rate demand obligations, municipal interest rate swap transactions, insured municipal bonds and Build America bonds.
The issuer of Municipal Bonds pays a fixed, floating or variable rate of interest, and must repay the principal at maturity. The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. Investments in

Non-Municipal Tax-Exempt Securities may present similar risks, depending on the particular product. Certain instruments in which a Fund may invest may be characterized as derivatives.
The value of the Municipal Bonds may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of a Fund’s investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers. There will be a limited market for certain Municipal Bonds and a Fund could face illiquidity risks.
Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is excluded from gross income for Federal income tax purposes and any applicable state and local taxes. Other types of private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues. The two principal classifications of Municipal Bonds are general obligation and revenue or special obligation bonds, which latter category includes private activity bonds (or industrial development bonds under pre-1986 law).
Real Estate Investment Trusts (“REITs”). Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act. For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITS may be entitled to the deduction.
Real Estate Securities. A Fund investing significantly in the global real estate industry may carry a much greater risk of adverse developments in the real estate industry than a fund that invests less significantly in that industry. Real estate values rise and fall in response to a variety of factors, including: local, regional, and national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.
To Be Announced (TBA) Investments Risk. TBA transactions include when-issued and delayed delivery securities and forward commitments. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security. TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). The guarantee by the U.S. Government may be affected by ongoing debt negotiations and related uncertainty or debt default.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.
U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.
A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.
A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.
In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.
Foreign Investments
The following additional investment strategy and risk information relates to each Fund that may invest in foreign securities.
Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge). Certain Funds may also invest in currency forwards to gain exposure to a particular currency or to enhance returns.
A Fund may enter into forward contracts to shift its investment exposure from one currency to another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.
The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.
Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.
Forward Foreign Currency Contract Risk. A Fund may use forward foreign currency contracts to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. These forward contracts are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund’s holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments and therefore may reduce the value of foreign investments.
Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may be difficult to enforce legal rights in foreign countries.
Investing abroad involves different political and economic risks. The national politics of foreign countries can be unpredictable and subject to influence by disruptive political groups or ideologies. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, tariffs, trade embargoes or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability or collapse, military action or unrest, terrorism, regional conflicts, war or adverse diplomatic developments, which could negatively impact investments in those countries. Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, increase diligence and other similar costs to a Fund, render valuation of affected investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect a Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole.
The foreign countries in which a Fund invests may become subject to economic and trade sanctions or embargoes imposed by the U.S. or foreign governments or the United Nations. Such sanctions or other actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In addition, such sanctions could result in a freeze on an issuer’s securities which would prevent a fund from selling securities it holds. The value of the securities issued by companies that operate in or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund’s returns. The risks related to sanctions or embargoes are greater in emerging and frontier market countries. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in emerging markets involves additional risks. An “emerging market company” generally is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The countries included in this definition will change over time. Foreign investment considerations generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. In many emerging markets, including China, there also is substantially greater risk that company disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse, in comparison to U.S. domestic companies. Furthermore, with respect to business operations in China, there are significant risks due to different regulatory and audit requirements related to the quality of financial statements of Chinese issuers and limitations on the ability to inspect the quality of audits performed in China, particularly the Public Company Accounting Oversight Board's lack of access to inspect Chinese audit firms. Securities of issuers located in China and other emerging market countries tend to have volatile prices and may offer significant potential for loss as well as gain.
In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.
Investments in Russia. Investments in Russia are subject to the risk that the United States and/or other countries may impose economic sanctions, export or import controls or other similar measures. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g., Belarus). Such sanctions or other similar measures  – which may impact companies in many sectors, including energy, financial services and defense, among others – may negatively impact a Fund’s performance and/or ability to achieve its investment objective. It is also possible that such sanctions, export or import controls or similar measures may prevent U.S.-based entities that provide services to a Fund from transacting with Russian or Belarusian entities. Under such circumstances, a Fund may not receive payments due with respect to certain investments, such as the payments due in connection with the Fund’s holding of a fixed income security. In addition, such sanctions and other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. More generally, investments in Russian securities are highly speculative and involve significant risks and special considerations not typically associated with investments in the securities markets of the U.S. and most other developed countries.
Russia has attempted, and may attempt in the future, to assert its influence in the region surrounding it through economic or military measures. In 2022, Russia launched a large-scale invasion of Ukraine. As a result, Russia, and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian economy, Belarusian economy and other securities and economies, which may, in turn, negatively impact a Fund. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia's economy and Russian and other issuers of securities in which a Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export or import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers.
Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Regional armed conflict and its collateral economic and market effects may also pose risks for investments in Russia.
Compared to most national securities markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the

Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards than apply to U.S. companies, there may be little reliable corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Securities of Russian companies also may experience greater price volatility than securities of U.S. companies. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response.
Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss still can occur. In addition, sanctions by the European Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be defined according to entries in the company’s share register and normally evidenced by extracts from the register or by formal share certificates. These services may be carried out by the companies themselves or by registrars located throughout Russia. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence, or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent by inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.
In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund.
To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. A Fund may also experience difficulty in obtaining and/or enforcing judgments in Russia.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals or timber industries.
Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, Russia has implemented certain capital controls on foreign portfolio investments and there is the risk that the Russian government will impose additional capital controls on foreign portfolio investments. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.
Investing through Stock Connect (China and Hong Kong). Certain Funds may invest in eligible securities (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) or the Shenzhen Stock Exchange (“SZSE”) through the Shanghai – Hong Kong Stock Connect program and the Shenzhen - Hong Kong Stock Connect program (collectively, “Stock Connect”). Stock Connect allows non-Chinese investors (such as the Funds) to purchase certain equities via brokers in Hong Kong. Purchases of securities through Stock Connect are subject to market-wide daily quota limitations, which may prevent a Fund from purchasing Stock Connect securities when it is otherwise advantageous to do so. Once such daily quota on SSE or SZSE is used up, acceptance of the corresponding buy orders on SSE or SZSE (as applicable) will be immediately suspended and no further buy orders will be accepted for the remainder of the trading day. Buy orders which have been accepted will not be affected by the using up of the daily quota, while sell orders will continue to be accepted. An investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. Because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either the People’s Republic of China (“PRC”) or Hong Kong, and there are trading days in the PRC when Stock Connect investors will not be able to trade. As a result, prices of Stock Connect securities may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares and ETFs are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. In addition, the applicable rules as well as trading, settlement and information technology (“IT”) systems required to operate Stock Connect are continuing to evolve. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.
Stock Connect is subject to regulations by both Hong Kong and the PRC. Regulators in both jurisdictions are allowed to suspend Stock Connect trading; Chinese regulators may also suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions, and such suspensions may be widespread. There can be no assurance that further regulations will not affect the availability of securities under Stock Connect, operational arrangements or other limitations. Stock Connect transactions are not covered by investor protection programs of either the Hong Kong Stock Exchanges, SSE or SZSE although for defaults by Hong Kong brokers occurring on or after January 1, 2020, the Hong Kong Investor Compensation Fund will cover losses incurred by investors with a cap at HK $500,000 per investor with respect to securities traded on a stock market operated by the SSE and/or SZSE and in respect of which an order for sale or purchase is permitted to be routed through the northbound link of the Stock Connect. In the PRC, Stock Connect securities are held on behalf of ultimate investors (such as the Fund) by the Hong Kong Securities Clearing Company Limited (“HKSCC”) as nominee. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Stock Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve. To the extent HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, a Fund has no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC. In this event, a Fund may not fully recover its losses and the process could be delayed. A Fund may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Fund will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the Stock Connect securities in the PRC or elsewhere. Therefore, even though a Fund’s ownership may be ultimately recognized, the Fund may suffer difficulties or delays in enforcing their rights in A-shares. Stock Connect trades are settled in Renminbi (RMB), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.
Stock Connect trades are either subject to certain pre-trade requirements or must be placed in special segregated accounts that allow brokers to comply with these pre-trade requirements by confirming that the selling shareholder has sufficient Stock Connect securities to complete the sale. If a Fund does not utilize a special segregated account, a Fund will not be able to sell the shares on any trading day where it fails to comply with the pre-trade checks. In addition, these pre-trade requirements may, as a practical matter, limit the number of brokers that a Fund may use to execute trades. While the Fund may use special segregated accounts in lieu of the pre-trade check, relevant market practice with respect to special segregated accounts is continuing to evolve.
Investing through Bond Connect (China and Hong Kong). Certain Funds may invest in the China Interbank Bond Market (the “CIBM”) through China’s Bond Connect Program (“Bond Connect”) subject to any applicable regulatory limits. Bond Connect is a bond trading and settlement linked program developed by the People’s Bank of China (“PBOC”), Hong Kong Monetary Authority (“HKMA”), China Foreign Exchange Trade System and National Interbank Funding Centre (“CFETS”), China Central Depository and Clearing Co., Ltd. (“CCDC”), Shanghai Clearing House (“SCH”), Hong Kong Exchanges and Clearing Limited and Central Moneymarkets Unit (“CMU”), with the aim of achieving mutual bond market access between China and Hong Kong. For the time being, this program allows eligible Hong Kong and overseas investors to invest in the bonds traded in the CIBM through the northbound trading of Bond Connect (the “Northbound Trade Link”) only.
Eligible Hong Kong and overseas investors may use their own sources of Renminbi in the Chinese offshore market (“CNH”) or convert foreign currencies into the Renminbi to invest in CIBM bonds under Bond Connect. A Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and Renminbi in respect of such investments. Currently, there is no investment quota for the Northbound Trade Link.
By seeking to invest in the CIBM via Bond Connect, a Fund is subject to the following additional risks:
General Risk. The relevant regulations are relatively untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect a Fund. Bond Connect requires use of new information technology systems which may be subject to operational risk due to Bond Connect’s cross-border nature. If the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted.
Market Risk. A Fund investing in the CIBM is subject to liquidity, valuation and volatility risks. Market volatility and potential lack of liquidity due to possible low trading volume of certain bonds in the CIBM may result in prices of certain bonds traded in the CIBM fluctuating significantly. The bid and offer spreads of the prices of such bonds may be large, and the Fund may therefore incur significant trading and realization costs and may even suffer losses when selling such investments. In addition, Bond Connect is only available on days when markets in both the PRC and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position and, therefore, may limit the Fund’s ability to trade when it would be otherwise attractive to do so.

To the extent that a Fund transacts in the CIBM, the Fund may also be exposed to risks associated with settlement procedures and default of counterparties. The counterparty which has entered into a transaction with the Fund may default in its obligation to settle the transaction by failure to deliver relevant securities or to make payment.
Third Party Agent Risk. Under the Northbound Trading Link, CFETS or other institutions recognized by PBOC (as the registration agents) shall apply for registration with PBOC for the eligible Hong Kong and overseas investors. In addition, CMU (as the offshore custody agent recognized by the HKMA) shall open a nominee account with CCDC/SCH (as the onshore custody agent) as nominee holder of the CIBM bonds purchased by Hong Kong and overseas investors through Bond Connect.
As the relevant filings, registration with PBOC, and account opening have to be carried out by an onshore settlement agent, offshore custody agent, registration agent or other third parties (as the case may be), a Fund is subject to the risks of default or errors on the part of such third parties.
Operational Risk. Bond Connect provides a new channel for investors from Hong Kong and overseas to access the CIBM directly. It is premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant authorities.
The “connectivity” in Bond Connect requires routing of orders across the border. This requires the development of new information technology systems. There is no assurance that the systems of market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted. A Fund’s ability to access the CIBM (and hence to pursue its investment strategy) may be adversely affected.
Regulatory Risk. The PBOC Bond Connect rules are departmental regulations having legal effect in China. However, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such rules.
Bond Connect is novel in nature and is subject to regulations promulgated by regulatory authorities and implementation rules made by the relevant authorities in China and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under Bond Connect.
The regulations are currently untested and there is no certainty as to how they will be applied. Moreover, the current regulations are subject to change. There can be no assurance that Bond Connect will not be abolished. A Fund which may invest in the CIBM through Bond Connect may be adversely affected as a result of such changes.
Legal/Beneficial Ownership Risk. Where CIBM bonds are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of CMU and CCDC/SCH. CIBM bonds will be held by CMU as a nominee holder of the bonds purchased by foreign investors through Bond Connect. The PBOC has made it clear that the ultimate investors are the beneficial owners of the relevant bonds and shall exercise their rights against the bond issuer through CMU as the nominee holder. While the distinct concepts of nominee holder and beneficial owner are referred to under PBOC rules or regulations, as well as other laws and regulations in China, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such concepts. Therefore, although a Fund's ownership may be ultimately recognized, it may suffer difficulties or delays in enforcing its rights over CIMB bonds.
Tax within China. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in CIBM bonds through Bond Connect could result in unexpected tax liabilities for a Fund. A Fund’s investments in CIBM bonds may cause the Fund to become subject to withholding and other taxes imposed by China.
If a Fund were considered to be a tax resident enterprise of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a Fund were considered to be a non-tax resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax on the profits attributable to the permanent establishment. The Adviser intends to operate the Funds in a manner that will prevent them from being treated as tax resident enterprises of China and from having a permanent establishment in China. It is possible, however, that China could disagree with that conclusion, or that changes in Chinese tax law could affect the Chinese corporate income tax status of a Fund.
Unless reduced or exempted by the applicable tax treaties, China generally imposes withholding income tax at the rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China.
The Ministry of Finance of China and the State Administration of Taxation of China issued Caishui No. 108 on November 7, 2018 (“Notice 108”), which states that foreign investors will be temporarily exempt from the withholding income tax on their gains derived from CIBM bond interest.
The Adviser or a Fund may also potentially be subject to Chinese value added tax at the rate of 6% on capital gains derived from trading of CIBM bonds and coupon interest income (if any). Notice 108 specifies that foreign investors will also be temporarily exempt from the value added tax exemption on their gains derived from CIBM bond interest. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Adviser or a Fund were liable for value added tax it would also be required to pay the applicable surtaxes.
The temporary exemption of withholding tax and value added tax will continue during the period from November 7, 2021 through December 31, 2025. If, in the future, China begins to apply tax rules regarding the taxation of bond interest income derived by foreign investment in CIBM, and/or begins to collect withholding tax and other taxes on such investment, the Adviser or a Fund could be subject to such withholding tax and value added tax.
Sanctions, Trade and Investment Restrictions Relating to PRC. In recent years, various governmental bodies have considered and, in some cases, imposed sanctions, trade and investment restrictions and/or notification requirements targeting the PRC (inclusive of Hong Kong and Macau), and it is possible that additional restrictions may be imposed in the future. Given the complex and evolving relationship between the PRC and certain other countries, it is difficult to predict the impact of such restrictions on market conditions. Further, complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors, increase diligence and other similar costs to the Fund, render valuation of China-related investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole. New and contemplated sanctions, trade, and other investment restrictions and obligations could also have adverse impacts to a Fund in various and unpredictable ways. In addition, the Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with such sanctions and other restrictions. Disruptions caused by such sanctions and other restrictions may also impact the PRC’s economy, as well as the PRC and other issuers of securities in which a Fund is invested, and may result in the PRC imposing countermeasures which may also have adverse impacts on the Fund and its investments.
U.S. PRC Relations. International relations, such as the China-U.S. relationship regarding trade, currency exchange, and intellectual property protection, among other things, could also have implications with respect to capital flow and business operations. U.S. social, political, regulatory and economic conditions prompting changes in laws and policies governing foreign trade, manufacturing, developments and investments in the PRC could adversely affect the performance of a Fund’s investments. For example, in recent years, the U.S. federal government implemented an aggressive trade policy with respect to the PRC, including imposing tariffs on certain imports of the PRC, criticizing the PRC government for its trade policies, taking actions against individual PRC companies, imposing sanctions on certain officials of the Hong Kong government and the PRC central government and issuing executive orders that prohibit certain transactions with certain China-based companies and their respective subsidiaries. Recent events have added to uncertainty in such relations, including restrictions imposed by the U.S. government limiting the ability of U.S. persons to invest in certain Chinese companies and the ability of Chinese companies to engage in activities or transactions inside the U.S. In addition, the PRC government has implemented, and may further implement, measures in response to new trade policies, treaties and tariffs initiated by the U.S. government, for example, the passing of the Hong Kong national security law by the National People’s Congress of China (the “National Security Law”) which criminalizes certain offenses including subversion of the Chinese government and collusion with foreign entities. The National Security Law subsequently prompted the promulgation in the U.S. of the Hong Kong Autonomy Act and executive orders setting forth additional sanctions. The U.S. has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies, adding a number of new Chinese companies to the Department of Commerce’s Entity List. The United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. It is possible that additional sanctions, export controls and/or investment restrictions will be announced. Escalation of China-U.S. tensions resulting from these events and the retaliatory countermeasures that the national and state governments have taken and may take (including U.S. sanctions and anti-sanction laws in China), as well as other economic, social or political unrest in the future, could have a material adverse effect on or could limit the activities of the Adviser, a Fund or the companies in which a Fund has invested.
Certain U.S. states have proposed, recently enacted, or are in the process of adopting new legislation that restricts the ability of a wide range of governmental bodies and persons or entities from or domiciled in foreign countries of concern, as defined in the applicable U.S. state’s laws (e.g., the People’s Republic of China) (any such direct or indirect investor, a “Covered Investor”) to directly or indirectly own or acquire interests in “real property” (e.g., land, buildings, fixtures, and all other improvements to land) located in the relevant states, subject to certain limited exceptions (such laws as in effect from time to time, the “State Real Estate Laws”). Certain investments made by a Fund may constitute investments in “real property” for purposes of these laws (such investments, “Restricted Investments”). The State Real Estate Laws may impose different thresholds on the ownership of Restricted Investments by Covered Investors. The impact of the State Real Estate Laws on a Fund and its investors may vary on a state-by-state basis, particularly to the extent that a state adopts an exemption from the ownership restrictions for commingled funds. Given the developing nature of the State Real Estate Laws, it is difficult to predict the full scope of their impact on a Fund’s investments and investor base. Complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors or increase diligence and other similar costs to a Fund. Any of these outcomes could make it difficult for a Fund to act successfully on investment opportunities and may adversely affect a Fund’s performance as a whole. The Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with State Real Estate Laws.
The Funds intend to comply with the State Real Estate Laws to the extent applicable to their shareholder base, and may, to comply with such laws, request and report confidential information about a shareholder if required by the State Real Estate Laws and, if applicable, any underlying beneficial ownership, to applicable authorities if it is determined to be in the best interests of the Fund in light of the relevant laws or regulations or upon the request of regulators. Shareholders may be required to cooperate with the Adviser to facilitate compliance with the State Real Estate Laws.
Derivatives Investments
The following additional investment strategy and risk information relates to each Fund that may invest in derivatives.
Derivatives. The SEC rule regulating the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the rule regarding use of securities lending collateral that may limit the Funds’ securities lending activities. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a Fund to use derivatives and the other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. It is difficult to measure the effects of these requirements on the Funds. The Adviser intends to monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, OTC transaction that is economically equivalent to certain futures or options contracts on physical commodities. The CFTC’s adoption of new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and OTC transactions that are economically equivalent to the 25 specified contracts is a fairly new development. In addition, the CFTC also recently modified the bona fide hedging exemption for which certain swap dealers were previously eligible. This development could limit the amount of speculative OTC transaction capacity each swap dealer would have available for a Fund. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions. Position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund.
These requirements, even if not directly applicable to the Funds, including margin requirements, changes to the CFTC speculative position limits regime and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.
For purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Fund will count derivative instruments at notional value.

For purposes of other investment policies and restrictions, the Funds may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value), or any combination of the foregoing (e.g., notional value for purposes of calculating the numerator and market value for purposes of calculating the denominator for compliance with a particular policy or restriction). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or less than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Equity Linked Securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund's limitation on investments in investment companies.
Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.
Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed and vice versa. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.
The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.
Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value.
Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund is required to post cash or other assets as margin that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.
Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), with respect to each Fund, the Adviser has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a CPO under the Commodity Exchange Act (CEA). With respect to the Funds operating as “funds of funds,” the Adviser has also claimed relief from registration with the CFTC as a CPO under the CEA provided to fund-of-funds operators pursuant to CFTC No-Action Letter 12-38 and, therefore, is not currently subject to registration or regulation as a CPO under the CEA. For the Adviser to remain eligible for the exclusion or the relief, the Fund must limit its direct and indirect exposure to CFTC regulated derivatives, including futures, options on futures and certain swaps, to a de minimis level. To the extent the Adviser, with respect to any Fund, is or becomes, no longer eligible to claim an exclusion from CFTC regulation, the Fund may consider steps, such as substantial investment strategy changes, in order for the Adviser to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. With respect to Funds being operated as “funds of funds,” when the temporary exemption expires (which will occur when specific regulatory guidance is issued by the CFTC), each Fund will evaluate whether the Adviser continues to be eligible to claim an exclusion from CFTC regulation or if, considering any factors relevant based on the nature of the regulatory guidance when it is issued, the Adviser should register as a CPO and operate under CFTC regulation. Consequently, these Funds may incur additional expenses relating to CFTC compliance.
Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Inflation-indexed bonds are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Common issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.
Unlike transactions entered into by a Fund in futures contracts and options on futures contracts, certain options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the CBOE Options Exchanges, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corp. (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.
Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.
As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same, fall, or rise less than the strike price. Through receipt of the option premium, a call writer may generate an income stream and mitigate the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases in exchange for the upfront premium.
The successful use of a Fund's option strategies may depend on the ability of the adviser to forecast correctly market movements, where relevant to the strategy. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price. When aligned with a Fund’s investment strategy, a Fund may sell call options on a regular rolling basis for income generation purposes and not for market direction or timing purposes.
When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.
The effective use of options may also depend on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.
If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.
A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the OCC, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.
Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.
Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.
Structured Products. A Fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Fund.
Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments (commodity-linked notes). Commodity-linked notes may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The purchase of commodity-linked notes will expose a Fund to the credit risk of the issuer of the commodity-linked product. Commodity-linked notes may also be more volatile, relatively less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be structured by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Issuers of structured notes include corporations and banks. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes also may be more volatile, relatively less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.
An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.
A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.
Swap transactions, caps and floors are typically net basis contracts (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess may be required to be posted as collateral with the counterparty as security for such obligations.
A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.
CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. The Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.
A Fund may enter into currency swaps. Currency swaps are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies, and typically require the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
A significant risk in swap transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In the EU, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to a fund of a counterparty subject to such proceedings (sometimes referred to as a “bail in”). Currently, some transactions are required to be centrally cleared. Swap transactions that are not centrally cleared may be relatively less liquid than exchange-traded instruments and may be subject to margin requirements. Central clearing is expected to decrease counterparty risk by interposing the central clearinghouse as the counterparty to each of the parties to the original bi-lateral swap contract.
The Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions.
Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted the rules and regulations enacting the provisions of the Dodd-Frank Act. However, swap dealers, major market participants and swap counterparties are experiencing, and will continue to experience, new and additional compliance burdens and associated costs. The Dodd-Frank Act and the rules promulgated thereunder may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that
Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective.
More about the LVIP BlackRock Dividend Value Managed Volatility Fund. The LVIP BlackRock Dividend Value Managed Volatility Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund’s total obligations upon settlement or exercise of purchased future contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund’s total assets. These limitations do not apply to securities that incorporate features similar to options.
More about the LVIP PIMCO Low Duration Bond Fund. The LVIP PIMCO Low Duration Bond Fund engages in different strategies than the other funds. In addition to the main strategies and risks described in the prospectus and elsewhere in this SAI, the LVIP PIMCO Low Duration Bond Fund may employ certain other investment strategies, which together with their additional risks, are described in more detail below.
Additional Strategies:
Bank Obligations — Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which: (1) are not subject to prepayment; or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements with remaining maturities of more than seven days and other illiquid assets.
The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are subject to continued legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.
Creditor Liability and Participation on Creditor Committees — Generally, when the Fund holds bonds or other similar fixed income securities of an issuer, the Fund becomes a creditor of the issuer. If a Fund is a creditor of an issuer it may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when PIMCO believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund. Further, PIMCO has the authority to represent the Trust, or any Fund(s) thereof, on creditors’ committees or similar committees and generally with respect to challenges related to the securities held by the Fund relating to the bankruptcy of an issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself.
Inverse Floater — The Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund may invest up to 5% of its total assets in any combination of mortgage-related and or other asset-backed IO, PO, or inverse floater securities. To the extent permitted by the Fund’s investment objectives and general investment policies, a Fund may invest in RIBs without limitation.
Bank Capital Securities — The Fund may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.
Trust Preferred Securities — The Fund may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the Securities Act of 1933 and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings. In identifying the risks of the trust preferred securities, PIMCO will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.
Infrastructure Investments — Infrastructure entities include companies in the infrastructure business and infrastructure projects and assets representing a broad range of businesses, types of projects and assets. The risks that may be applicable to an infrastructure entity vary based on the type of business, project or asset, its location, the developmental stage of a project and an investor’s level of control over the management or operation of the entity.

Infrastructure entities are typically subject to significant government regulations and other regulatory and political risks, including expropriation; political violence or unrest, including war, sabotage or terrorism; and unanticipated regulatory changes by a government or the failure of a government to comply with international treaties and agreements. Additionally, an infrastructure entity may do business with state-owned suppliers or customers that may be unable or unwilling to fulfill their contractual obligations. Changing public perception and sentiment may also influence a government’s level of support or involvement with an infrastructure entity.
Companies engaged in infrastructure development and construction and infrastructure projects or assets that have not been completed will be subject to construction risks, including construction delays; delays in obtaining permits and regulatory approvals; unforeseen expenses resulting from budget and cost overruns; inexperienced contractors and contractor errors; and problems related to project design and plans. Due to the numerous risks associated with construction and the often incomplete or unreliable data about projected revenues and income for a project, investing in the construction of an infrastructure project involves significant risks. The ability to obtain initial or additional financing for an infrastructure project is often directly tied to its stage of development and the availability of operational data. A project that is complete and operational is more likely to obtain financing than a project at an earlier stage of development. Additionally, an infrastructure entity may not be able to obtain needed additional financing, particularly during periods of turmoil in the capital markets. The cost of compliance with international standards for project finance may increase the cost of obtaining capital or financing for a project. Alternatively, an investment in debt securities of infrastructure entities may also be subject to prepayment risk if lower-cost financing becomes available.
Infrastructure projects or assets may also be subject to operational risks, including the project manager’s ability to manage the project; unexpected maintenance costs; government interference with the operation of an infrastructure project or asset; obsolescence of project; and the early exit of a project’s equity investors. Additionally, the operator of an infrastructure project or asset may not be able to pass along the full amount of any cost increases to customers.
An infrastructure entity may be organized under a legal regime that may provide investors with limited recourse against the entity’s assets, the sponsor or other non-project assets and there may be restrictions on the ability to sell or transfer assets. Financing for infrastructure projects and assets is often secured by cash flows, underlying contracts, and project assets. An investor may have limited options and there may be significant costs associated with foreclosing upon any assets that secure repayment of a financing.
Increasing Government Debt — The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Current governmental agencies project that the United States will continue to maintain high debt levels for the foreseeable future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. Government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of currencies, and can prevent the U.S. Government from implementing effective counter-cyclical fiscal policy in economic downturns.
Valuing CDS and Other Derivatives — In addition, for purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Fund will count derivative instruments at market value.
For purposes of other investment policies and restrictions, the Funds may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value), or any combination of the foregoing (e.g., notional value for purposes of calculating the numerator and market value for purposes of calculating the denominator for compliance with a particular policy or restriction). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or less than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Voluntary Actions and Roll-Timing Strategies — From time to time, a Portfolio may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Portfolio, and the acquisition is determined to be beneficial to Portfolio shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Portfolio has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Portfolio will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Portfolio sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Unless otherwise indicated, all percentage limitations on Portfolio investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not: (i) specifically included in this “Investment Restrictions” section; or (ii) imposed by the 1940 Act, rules thereunder, the Internal Revenue Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time of investment unless the acquisition is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted above, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Portfolio’s acquisition of securities or instruments through a Voluntary Action.
A Portfolio may engage in roll-timing strategies where the Portfolio seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or to-be-announced (TBA) transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the Portfolio to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset. Similarly, as certain standardized swap agreements transition from over-the-counter trading to mandatory exchange-trading and clearing due to the implementation of Dodd-Frank Act regulatory requirements, a Portfolio may “roll” an existing over-the-counter swap agreement by closing out the position before expiration and contemporaneously entering into a new exchange-traded and cleared swap agreement on the same underlying asset with substantially similar terms except for a later expiration date. These types of new positions opened contemporaneous with the closing of an existing position on the same underlying asset with substantially similar terms are collectively referred to as “Roll Transactions.” Elective Investment Restrictions (defined in the preceding paragraph), which normally apply at the time of investment, do not apply to Roll Transactions (although Elective Investment Restrictions will apply to the Portfolio’s entry into the initial position). In addition and notwithstanding the foregoing, for purposes of this policy, those Non-Fundamental Investment Restrictions that are considered Elective Investment Restrictions for purposes of the policy on Voluntary Actions (described in the preceding paragraph) are also Elective Investment Restrictions for purposes of this policy on Roll Transactions. The Portfolios will test for compliance with Elective Investment Restrictions at the time of a Portfolio’s initial entry into a position, but the percentage limitations and absolute prohibitions set forth in the Elective Investment Restrictions are not applicable to a Portfolio’s subsequent acquisition of securities or instruments through a Roll Transaction.
OTC Options — The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options should generally be treated as illiquid. However, the staff of the SEC has also taken the position that the determination of whether a particular instrument is liquid should be made under guidelines and standards established by a fund’s board of trustees. The SEC staff has provided examples of factors that may be taken into account in determining whether a particular instrument should be treated as liquid. Pursuant to policies adopted by the Portfolios’ Board of Trustees, purchased OTC options and the assets used as cover for OTC options written by a Portfolio may be treated as liquid under certain circumstances, such as when PIMCO has the contractual right to terminate or close out the OTC option on behalf of a Portfolio within seven days. These policies are not fundamental policies of the Portfolios and may be changed or modified by the Board of Trustees without the approval of shareholders, provided that any such change or modification will be consistent with applicable positions of the SEC staff.
SEC Names Rule Requirement
LVIP AllianceBernstein Large Cap Growth Fund. The Fund’s policy of normally investing at least 80% of its assets in common stocks of large-capitalization growth companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP American Century Select Mid Cap Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities of medium size companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP BlackRock Dividend Value Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in large capitalization, dividend paying, equity securities is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP BlackRock Equity Dividend Fund. The Fund’s policy of normally investing at least 80% of its assets in large capitalization, dividend paying, equity securities is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP BlackRock Inflation Protected Bond Fund. The Fund's policy of normally investing at least 80% of its assets in inflation-protected debt securities (or securities with similar economic characteristics) is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP BlackRock Real Estate Fund. The Fund's policy of normally investing at least 80% of its assets in equity securities of issuers that are principally engaged in the real estate industry is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP Blended Large Cap Growth Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities of U.S. large-cap companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.

LVIP Blended Mid Cap Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in securities of mid-cap companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Channing Small Cap Value Fund. The Fund’s policy of normally investing at least 80% of its assets in securities of small-cap companies with market capitalizations that fall within the range of companies in the Russell 2000® Value Index is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in a portfolio of investments that that provides exposure to securities of large cap issuers is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Dimensional International Core Equity Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities is a non-fundamental policy changeable only upon 60 days’ notice to shareholders.
LVIP Dimensional International Equity Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in a portfolio of investments that provide exposure to equity securities is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Dimensional U.S. Core Equity 1 Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities of U.S. companies is a non-fundamental policy changeable only upon 60 days’ notice to shareholders.
LVIP Dimensional U.S. Core Equity 2 Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities of U.S. companies is a non-fundamental policy changeable only upon 60 days’ notice to shareholders.
LVIP Dimensional U.S. Equity Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in a portfolio of investments that provide exposure to equity securities that are tied economically to the U.S. is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in a portfolio of investments that provide exposure to equity securities is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Fidelity Institutional AM® Total Bond Fund. The Fund’s policy of normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Franklin Templeton Core Bond Fund. The Fund’s policy of normally investing at least 80% of its assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives) is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund. The Fund’s policy of normally investing at least 80% of its assets in in equity securities of issuers located in “emerging market countries” is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Franklin Templeton Multi-Factor International Equity Fund. The Fund’s policy of normally investing at least 80% of its assets in non-US equity issuers is a non-fundamental policy changeable upon 60 days’ prior notice to shareholders.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund. The Fund's policy of normally investing at least 80% of its assets in equity securities of U.S. large capitalization companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund. The Fund's policy of normally investing at least 80% of its assets in equity securities of small and mid-cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP Global Equity Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities issued by companies of any nation, including countries in emerging markets, is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Government Money Market Fund. The Fund’s policy of normally investing at least 80% of its assets in government securities, including government securities, which includes U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such obligations, is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP JPMorgan High Yield Fund. The Fund’s policy of normally investing at least 80% of its assets in bonds, other debt securities, loan assignments and participations, commitments to purchase loan assignments and preferred stocks that are rated below investment grade (otherwise known as “junk” bonds) or are unrated is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in the equity securities of mid-cap companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP JPMorgan Short Duration Bond Fund. The Fund's policy of normally investing at least 80% of its assets in bonds is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Multi-Manager Global Equity Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in a portfolio of investments that provide exposure to equity securities of U.S. and non-U.S. companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Multi-Manager International Equity Managed Volatility Fund. The Fund’s policy of normally investing at least 80% of its assets in a portfolio of investments that provide exposure to equity securities is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Nomura Diversified Floating Rate Fund. The Fund’s policy of normally investing at least 80% of its assets in floating rate securities is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Nomura Mid Cap Value Fund. The Fund’s policy of normally investing at least 80% of its assets in medium-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell Midcap® Value Index is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP PIMCO Low Duration Bond Fund. The Fund’s policy of normally investing at least 80% of its assets in a diversified portfolio of fixed income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP State Street Bond Index Fund. The Fund's policy of normally investing at least 80% of its assets in bond securities that are held in the Bloomberg Barclays U.S. Aggregate Bond Index, is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP State Street Emerging Markets Equity Index Fund. The Fund's policy of normally investing at least 80% of its assets in securities included in the benchmark index, currently the MSCI Emerging Markets Index, or in other securities of emerging market companies providing exposure comparable to the securities comprising the Index, is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP State Street International Index Fund. The Fund's policy of normally investing at least 80% of its assets in stocks held by the benchmark index, currently the MSCI EAFE® Index, is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP State Street Large Cap Managed Volatility Fund. The Fund's policy of normally investing at least 80% of its assets in a portfolio of investments that provide exposure to large capitalization U.S. companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP State Street Mid-Cap Index Fund. The Fund’s policy of normally investing at least 80% of its assets in securities that comprise its benchmark index, currently the S&P MidCap 400® Index, and in stock index futures contracts that provide exposure to the stocks of companies in the Fund’s benchmark index, is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP State Street Nasdaq-100 Index Fund. The Fund's policy of normally investing at least 80% of its assets in securities of issuers included in the Nasdaq-100® Index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP State Street S&P 500 Index Fund. The Fund's policy of normally investing at least 80% of its assets in securities of issuers included in the S&P 500® Index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP State Street Short-Term Bond Index Fund. The Fund's policy of normally investing at least 80% of its assets in securities comprising the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index or in securities that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the benchmark index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP State Street Small-Cap Index Fund. The Fund's policy of normally investing at least 80% of its assets in securities of stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000®, is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
LVIP State Street SMID Cap Managed Volatility Fund. The Fund's policy of normally investing at least 80% of its assets in a portfolio of investments that provide exposure to small and medium capitalization U.S. companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund. The Fund’s policy of normally investing 80% of its assets in a diversified group of domestic stocks of medium-sized companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Wellington SMID Cap Value Fund. The Fund's policy of normally investing at least 80% of its assets in equity securities of mid-cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
More About the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. 1-3 Corporate Bond Index (the “Indexes”) (LVIP State Street Bond Index Fund and State Street Short-Term Bond Index Fund (the “Funds”)). The Funds (the “Licensee” or “Funds”) acknowledge and expressly agree that the Funds are not sponsored, endorsed, sold or promoted by Bloomberg (“Licensor”), and that Licensor makes no representation or warranty, express or implied, to the owners of or counterparties to the Licensee or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Licensor to the Licensee (in respect to the Funds) is the licensing of certain trademarks, trade names and service marks and of Licensor, which are determined, composed and calculated by Bloomberg Index Services Limited without regard to Licensee or the Funds. Licensor has no obligation to take the needs of Licensee or the owners of the Funds into consideration in determining, composing or calculating the Licensor Indexes. Licensor is not responsible for and has not participated in any determination of the timing of, prices at, or quantities of the Funds to be issued. Licensor shall not have any obligation or liability, including, without limitation, to the Funds customers, in connection with the administration, marketing or trading of the Funds.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES, OR ANY OPENING, OR ANY DATA INCLUDED RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMMISSIONS OR INTERRUPTIONS THEREIN. LICENSOR DOES NOT MAKE ANY WARRANTY, EXPRESSED OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES, OR FOR ANY DATA RELATED THERETO. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES, OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE — ARISING IN CONNECTION WITH THE FUNDS OR INDEXES OR ANY DATA OR VALUES RELATING THERETO — WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSIBILITY THEREOF.
More about the MSCI EAFE® Index and MSCI Emerging Markets Index (LVIP State Street International Index Fund and LVIP State Street Emerging Markets Equity Index Fund) (each the “Fund”). INVESTORS LOOK TO INDEXES AS A STANDARD OF MARKET PERFORMANCE. INDEXES ARE MODEL PORTFOLIOS, THAT IS, GROUPS OF STOCKS OR BONDS SELECTED TO REPRESENT AN ENTIRE MARKET. THE MSCI EAFE® INDEX is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index.
LVIP State Street International Index Fund seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval. When evaluating the fund’s performance, the MSCI EAFE® Index is used as the benchmark.
The Fund is normally fully invested. The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The Fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts (ADRs), Global Depositary Receipts (GDRs), European depositary Receipts (EDRs), and certain ETFs, cash equivalents, and certain derivatives. Although the Fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments. The Fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Fund, and differences between how and when the Fund and the index are valued.
LVIP State Street Emerging Markets Equity Index Fund seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities. This objective is non-fundamental and may be changed without shareholder approval. When evaluating the fund’s performance, the MSCI Emerging Markets Index is used as the benchmark.
The Fund is normally fully invested. The Fund generally invests substantially all, but at least 80%, of its net assets in securities included in the Index or in other securities of emerging market companies providing exposure comparable, in the sub-adviser’s view, to securities comprising the Index. These securities may be represented by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or Participatory Notes (P-Notes). The sub-adviser may purchase and sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio, but the sale has not yet been completed. The Fund may enter into other derivatives transactions, including the use of options, forwards or swap transactions, in lieu of investing directly in the stocks making up the Index.

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY LICENSEE. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
More about the Nasdaq-100 Index (LVIP State Street Nasdaq-100 Index Fund) (the “Fund”). The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations' only relationship to Lincoln Financial Investments Corporation (“Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100® Index, and certain trade names of the Corporations and the use of the Nasdaq-100® Index, which is determined, composed and calculated by Nasdaq without regard to Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
More about the S&P MidCap 400® Index (LVIP State Street Mid-Cap Index Fund). The S&P MidCap 400® Index seeks to track the performance of mid-cap U.S. equities, representing more than 7% of available U.S. market cap. The S&P MidCap 400® Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.

The Fund seeks to approximate as closely as possible, before fees and expenses, the total return of the S&P MidCap 400® Index. To accomplish this objective the Fund’s sub-adviser, SSGA Funds Management, Inc (SSGA FM), attempts to buy and sell all of the index’s securities in the same proportion as they are reflected in the S&P MidCap 400® Index, although the Fund reserves the right not to invest in every security in the S&P MidCap 400® Index if it is not practical to do so under the circumstances. SSGA FM does not seek to beat the S&P MidCap 400® Index and does not seek temporary defensive positions when markets appear to be overvalued. SSGA FM makes no attempt to apply economic, financial or market analysis when managing the Fund. Including a security among the Fund’s holdings implies no opinion as to its attractiveness as an investment.
The Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates one party to deliver (and the other party to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Instead, the buyer and seller settle the difference in cash between the contract price and the market price on the agreed upon date. The buyer pays the difference if the actual price is lower than the contract price and the seller pays the difference if the actual price is higher. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of any unfavorable position.
The S&P MidCap 400® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the Adviser on behalf of the Fund.  Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).  The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by the Adviser on behalf of the Fund.  The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices.  Neither S&P nor Dow Jones Indices make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.  S&P Dow Jones Indices’ only relationship to the Fund with respect to the S&P MidCap 400® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The S&P MidCap 400® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Fund.  S&P Dow Jones Indices have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the S&P MidCap 400® Index.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P MIDCAP 400®  INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER ON BEHALF OF THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
More About the FTSE Russell Index (LVIP Mondrian Global Income Fund and LVIP State Street Small-Cap Index Fund) (the “Funds”).  The Funds have been developed solely by the Trust.  The Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).  FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the FTSE Russell Indexes vest in the relevant LSE Group company which owns the index.  FTSE®, Russell® and FTSE Russell® are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.
The FTSE Russell Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Russell Index or (b) investment in or operation of the Fund.  The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Russell FTSE Indexes for the purpose of which it is being put by the Funds.

The “S&P 500®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by the Adviser on behalf of the Fund. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDS® are registered trademarks of S&P Global, Inc. or its affiliates (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by the Adviser on behalf of the Fund. It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® to track general market performance. S&P Dow Jones Indices’ only relationship to the Fund with respect to the S&P 500® is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® is determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the Fund. S&P Dow Jones Indices have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. Neither S&P Dow Jones Indices are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR A THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUND REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE
ADVISER ON BEHALF OF THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Portfolio Transactions and Brokerage
The Funds' Adviser or sub-advisers (as applicable) (collectively referred to as the Adviser) are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The Adviser currently provides investment advice to a number of other clients. The Adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser, as the case may be).

On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.
In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.
The Board of Trustees will review the commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser regards as a useful supplement of its own internal research capabilities.
The Adviser may, from time-to-time, direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser; in addition, the Adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and not solely or necessarily for the benefit of the Funds. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.
During the last three fiscal years ended December 31, 2025, 2024 and 2023, the following Funds incurred brokerage commissions as follows:
Brokerage and Research Services
	2025	2024	2023
LVIP AllianceBernstein Large Cap Growth Fund	$105,411	$180,133	$136,539
LVIP American Century Select Mid Cap Managed Volatility Fund	138,271	125,098	120,265
LVIP Baron Growth Opportunities Fund	132,143	73,191	74,785
LVIP BlackRock Dividend Value Managed Volatility Fund	623,493	469,572	446,611
LVIP BlackRock Equity Dividend Fund	914,429	224,556	282,737
LVIP BlackRock Inflation Protected Bond Fund	157,372	266,550	378,992
LVIP BlackRock Real Estate Fund	180,565	125,425	146,113
LVIP Blended Large Cap Growth Managed Volatility Fund	164,567	152,144	145,664
LVIP Blended Mid Cap Managed Volatility Fund	130,478	84,415	80,656
LVIP Channing Small Cap Value Fund	88,401	68,362	92,488
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	85,070	117,381	61,463
LVIP Dimensional International Core Equity Fund	44,388	88,246	29,237
LVIP Dimensional International Equity Managed Volatility Fund	22,764	9,621	7,052
LVIP Dimensional U.S. Core Equity 1 Fund	13,309	21,041	19,257
LVIP Dimensional U.S. Core Equity 2 Fund	13,015	13,109	16,070
LVIP Dimensional U.S. Equity Managed Volatility Fund	12,196	4,092	6,010
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund	5,615	2,162	2,951
LVIP Fidelity Institutional AM® Total Bond Fund	860,952	103,353	111,833
LVIP Franklin Templeton Core Bond Fund	249,126	265,167	263,695
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	418,180	355,233	382,453
LVIP Franklin Templeton Multi-Factor International Equity Fund	488,698	472,907	400,053
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	489,833	538,728	426,540
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	983,461	898,824	518,929
LVIP Global Equity Managed Volatility Fund	421,727	370,014	217,273
LVIP JPMorgan High Yield Fund	98	14,810	491
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	137,922	139,978	99,955

	2025	2024	2023
LVIP JPMorgan Short Duration Bond Fund	47,476	23,430	28,813
LVIP Loomis Sayles Global Growth Fund	42,704	61,885	71,142
LVIP MFS International Growth Fund	208,229	215,972	211,928
LVIP MFS Value Fund	88,698	85,312	83,709
LVIP Mondrian International Value Fund	283,862	243,859	148,954
LVIP Multi-Manager Global Equity Managed Volatility Fund	2,046	828	1,014
LVIP Multi-Manager International Equity Managed Volatility Fund	29,179	10,523	5,670
LVIP Nomura Diversified Floating Rate Fund	14,607	4,718	3,974
LVIP Nomura Mid Cap Value Fund	141,690	123,580	83,705
LVIP Nomura Social Awareness Fund	55,306	36,351	34,245
LVIP PIMCO Low Duration Bond Fund	131,023	73,840	62,218
LVIP State Street Emerging Markets Equity Index Fund	55,130	61,038	60,459
LVIP State Street International Index Fund	123,073	52,755	83,893
LVIP State Street International Managed Volatility Fund	14,016	7,253	4,824
LVIP State Street Large Cap Managed Volatility Fund	11,119	3,341	5,563
LVIP State Street Mid-Cap Index Fund	17,885	29,837	36,135
LVIP State Street Nasdaq-100 Index Fund	1,384	1,387	2,373
LVIP State Street S&P 500 Index Fund	36,509	42,355	155,610
LVIP State Street Small-Cap Index Fund	112,176	162,758	91,618
LVIP State Street SMID Cap Managed Volatility Fund	20,088	5,239	16,107
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	158,652	124,720	97,032
LVIP Wellington SMID Cap Value Fund	428,285	403,558	256,502
During the fiscal year ended December 31, 2025, the Adviser or Sub-Adviser1, as appropriate for each of the following Funds, paid the following commissions to firms that provided brokerage and research services to the Fund:
Fund Name	Total Amount of Transactions	Total Related Brokerage Commissions
LVIP AllianceBernstein Large Cap Growth Fund	$37,204	$394,302,229
LVIP Baron Growth Fund	$260,680,384	$149,783
LVIP Blended Large Cap Growth Managed Volatility Fund	$15,564	$174,576,752
LVIP Blended Mid Cap Managed Volatility Fund	$222,057,422	$26,566
LVIP Channing Small Cap Value Fund	$120,653,852	$33,532
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	$227,642,352	$45,027
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	$599,277,258	$179,445
LVIP Franklin Templeton Multi-Factor International Equity Fund	$942,515,908	$277,073
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$1,894,323,737	$315,015
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	$863,834,927	$637,609
LVIP Global Equity Managed Volatility Fund	$44,065,260	$22,159
LVIP T. Rowe Price Structured Mid Cap Growth Fund	$625,541,752	$80,412
1
This information is provided by the Fund’s sub-adviser and the information is believed to be reliable; however, the Fund has not independently verified it
Purchases of Securities of “Regular” Brokers or Dealers
As of the fiscal year ended December 31, 2025, the Funds listed below held investments in securities of their regular broker dealers:
Fund Name	Regular Broker/Dealer	Aggregate Holdings of Securities ($)
LVIP BlackRock Dividend Value Managed Volatility Fund	Citigroup	$17,405,861
LVIP BlackRock Equity Dividend Fund	Citigroup	$24,425,482
LVIP BlackRock Inflated Protected Bond Fund	JP Morgan	$595,266
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	Citigroup	$1,352,654
	Goldman Sachs	$1,460,378
	State Street	$681,520
LVIP Dimensional International Core Equity Fund	BNP Paribas	$993,464
	Mizuho	$632,169

Fund Name	Regular Broker/Dealer	Aggregate Holdings of Securities ($)
LVIP Dimensional U.S. Core Equity 1 Fund	Citigroup	$2,074,430
	Goldman Sachs	$1,558,977
	State Street	$460,848
LVIP Dimensional U.S. Core Equity 2 Fund	Citigroup	$981,118
	Goldman Sachs	$706,939
	State Street	$417,031
LVIP Fidelity Institutional AM® Total Bond Fund	BNP Paribas	$3,916,217
	Citigroup	$11,111,278
	Goldman Sachs	$16,010,973
	JP Morgan	$644,785
LVIP Franklin Templeton Core Bond Fund	Citigroup	$88,713,242
	Goldman Sachs	$38,373,106
	JP Morgan	$73,165,386
LVIP Franklin Templeton Multi-Factor International Equity Fund	BNP Paribas	$10,866,122
	Mizuho	$1,810,802
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	Citigroup	$3,934,910
	Goldman Sachs	$6,202,950
	State Street	$6,257,627
LVIP Global Equity Managed Volatility Fund	BNP Paribas	$1,495,659
	Mizuho	$8154,716
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	Citigroup	$527,369
	Goldman Sachs	$589,908
	State Street	$2,726,298
LVIP JPMorgan Short Duration Bond Fund	Citigroup	$9,998,952
	Goldman Sachs	$5,028,900
	State Street	$2,080,000
	BNP Paribas	$4,986,514
LVIP MFS Value Fund	Citigroup	$17,679,853
LVIP Nomura Diversified Floating Rate Fund	Citigroup	$11,107,882
	Goldman Sachs	$7,451,427
LVIP Nomura Mid Cap Value Fund	State Street	$11,038,484
LVIP PIMCO Low Duration Bond	Goldman Sachs	$898,767
	JP Morgan	$3,320,780
	Mizuho	$3,624,899
LVIP State Steet Bond Index Fund	Citigroup	$9,260,093
	Goldman Sachs	$10,069,441
	Mizuho	$2,300,000
LVIP State Steet International Index Fund	BNP Paribas	$6,417,654
	Mizuho	$5,499,128
LVIP State Steet S&P 500 Index Fund	Citigroup	$11,561,263
	Goldman Sachs	$6,683,328
	State Street	$2,167,806
LVIP State Steet Short-Term Bond Fund	Citigroup	$6,246,055
	Goldman Sachs	$6,968,529
	Mizuho	$1,628,510
No Commissions to Finance Distribution
The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund's portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.
Commission Recapture Program
The Funds, except the Funds of Funds and LVIP BlackRock Inflation Protected Bond Fund, LVIP Franklin Templeton Core Bond Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund, LVIP Government Money Market Fund, LVIP JPMorgan High Yield Fund, LVIP Mondrian Global Income Fund, LVIP Nomura Diversified Floating Rate Fund, LVIP PIMCO Low Duration Bond Fund, LVIP State Street Bond Index Fund, LVIP State Street Emerging Markets Equity Index Fund, LVIP State Street International Index Fund, LVIP State Street Mid-Cap Index Fund, LVIP State Street Nasdaq-100 Fund, LVIP State Street S&P 500 Index Fund, LVIP State Street Short-Term Bond Index Fund, and LVIP State Street Small-Cap Index Fund, have entered into commission recapture programs with both Russell and ConvergEx, pursuant to which the commission rebates will be included in realized gain (loss) on securities in the appropriate financial statements. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The Board of Trustees, with the assistance of Russell, ConvergEx and the adviser and sub-adviser, if any, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a Fund to participate, or continue to participate, in the commission recapture programs.
Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets (except for the LVIP Government Money Market Fund) by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

	2025	2024
LVIP AllianceBernstein Large Cap Growth Fund [2]	50%	81%
LVIP American Century Select Mid Cap Managed Volatility Fund [1]	69%	58%
LVIP Baron Growth Opportunities Fund [1]	15%	5%
LVIP BlackRock Dividend Value Managed Volatility Fund [1]	73%	41%
LVIP BlackRock Equity Dividend Fund [1]	134%	29%
LVIP BlackRock Real Estate Fund [1]	103%	60%
LVIP BlackRock Inflation Protected Bond Fund [2]	218%	235%
LVIP Blended Large Cap Growth Managed Volatility Fund [2]	121%	122%
LVIP Blended Mid Cap Managed Volatility Fund [1]	59%	41%
LVIP Channing Small Cap Value Fund [1]	83%	51%
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund [2]	37%	49%
LVIP Dimensional International Core Equity Fund [2]	5%	14%
LVIP Dimensional International Equity Managed Volatility Fund [2]	6%	7%
LVIP Dimensional U.S. Core Equity 1 Fund [2]	2%	4%
LVIP Dimensional U.S. Core Equity 2 Fund [1]	6%	4%
LVIP Dimensional U.S. Equity Managed Volatility Fund [1]	9%	4%
LVIP Fidelity Institutional AM ® Select Core Equity Managed Volatility Fund[1]	18%	15%
LVIP Fidelity Institutional AM ® Total Bond Fund[1]	286%	102%
LVIP Franklin Templeton Core Bond Fund [1]	197%	100%
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund [1]	48%	47%
LVIP Franklin Templeton Multi-Factor International Equity Fund [2]	53%	59%
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund [2]	57%	63%
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund [1]	52%	50%
LVIP Global Equity Managed Volatility Fund [1]	36%	27%

	2025	2024
LVIP JPMorgan High Yield Fund [2]	24%	25%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund [1]	50%	32%
LVIP JPMorgan Short Duration Bond Fund [1]	159%	141%
LVIP Loomis Sayles Global Growth Fund [2]	5%	8%
LVIP MFS International Growth Fund [1]	14%	13%
LVIP MFS Value Fund	12%	12%
LVIP Mondrian Global Income Fund [1]	27%	7%
LVIP Mondrian International Value Fund [2]	27%	32%
LVIP Multi-Manager Global Equity Managed Volatility Fund [1]	20%	14%
LVIP Multi-Manager International Equity Managed Volatility Fund [2]	10%	45%
LVIP Nomura Diversified Floating Rate Fund [1]	122%	86%
LVIP Nomura Mid Cap Value Fund	18%	18%
LVIP Nomura Social Awareness Fund [1]	10%	5%
LVIP PIMCO Low Duration Bond Fund [1]	243%	231%
LVIP State Street Bond Index Fund [1]	44%	40%
LVIP State Street Emerging Markets Equity Index Fund [2]	4%	5%
LVIP State Street International Index Fund [1]	9%	3%
LVIP State Street International Managed Volatility Fund [2]	4%	5%
LVIP State Street Large Cap Managed Volatility Fund [2]	8%	9%
LVIP State Street Mid-Cap Index Fund	19%	19%
LVIP State Street Nasdaq-100 Index Fund [1]	17%	10%
LVIP State Street S&P 500 Index Fund [1]	3%	2%
LVIP State Street Short-Term Bond Index Fund [2]	54%	57%
LVIP State Street Small-Cap Index Fund [1]	16%	13%
LVIP State Street SMID Cap Managed Volatility Fund [1]	14%	7%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund [1]	60%	44%
LVIP Wellington SMID Cap Value Fund [1]	161%	148%
1 The Fund’s portfolio turnover increased in 2025 due to increased trade activity.
2 The Fund’s portfolio turnover decreased in 2025 due to decreased trade activity.
Trustees and Officers
The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board no later than the end of the calendar year (December 31) that occurs after the earliest of (1) the Independent Trustee’s 75th birthday or (2) the 20th anniversary of the Trustee becoming a Board member.
The Trust's officers are responsible for the Funds' day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.
The term Fund Complex includes the 114 series of the Trust.

Interested Trustee
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
John Morriss* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Chairman and Trustee	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial since October 2025. Formerly: Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.	118
Lincoln Bain Capital Total
Credit Fund since 2025 (1
portfolio); Lincoln Partners
Group Royalty Fund since
2025 (1 portfolio); Lincoln
Funds Trust since 2025 (2
portfolios); Lincoln Variable
Insurance Products Trust
since 2025 (114 portfolios)

*
Mr. Morriss is an interested person of the Trust because he is a Director and an Officer of Lincoln Financial Investments Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.
Independent Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Formerly: Managing Director, CID Capital (private equity firm) (2021- 2025)	114	None
Peter F. Finnerty 66 Mason Terrace, Brookline, MA 02446 YOB: 1963	Trustee	Since July 2024	Retired; Formerly: US Mutual Fund Leader, Global Asset, Wealth Management Assurance Leader, and Partner of Pricewaterhouse Coopers LLP (accounting firm)	114	Board of Directors of CBRE Global Real Estate Income Fund
Ken C. Joseph 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1962	Trustee	Since January 2022	Chief Compliance Officer, Braidwell L.P; Formerly: Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas, Kroll LLC	114
Board of Directors of
University Settlement
(Executive Committee);
Former President and
member of the Board of
Directors of Harvard
Kennedy School NY/NJ/CT
Alumni Network; Board of
Directors of the University
of North Carolina, School of
Law Alumni Association

Barbara L. Lamb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since February 2019	Retired; Formerly: Managing Director for Finance and Administration, WH Trading, LLC (derivatives trading firm) (2016-2022)	114	None
Pamela L. Salaway 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired	114	None
Manisha A. Thakor 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1970	Trustee	Since January 2022	Independent Consultant of MoneyZen LLC; Formerly: Vice President, Brighton Jones	114	Board Member at The National Endowment for Financial Education since 2017

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Brian W. Wixted 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1959	Trustee	Since February 2019	Managing Member, Brian Wixted, LLC; Formerly: Senior Consultant, CKC Consulting and an Advisory Partner, AI Capital; Formerly: Senior Vice President, Finance, and Fund Treasurer, Oppenheimer Funds, Inc. (mutual fund complex)	114	Thornburg Income Builder Opportunities Trust since 2020 (1 portfolio)
Nancy B. Wolcott 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired	114
FundVantage Trust since
2011 (23 portfolios); Third
Avenue Trust since 2019 (4
portfolios); Third Avenue
Variable Series Trust since
2019 (1 portfolio); Polen
Credit Opportunities Fund
since 2023 (1 portfolio)

Officers of the Trust
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Matthew L. Arnold 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Vice President	Since December 2023	Vice President, Lincoln National Corporation
Matthew T. Berger 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2019	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Paul T. Chryssikos 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Senior Vice President, Chief Legal Officer and Assistant Secretary	Since October 2025	Senior Vice President, Chief Legal Officer, Assistant Secretary, Chief Counsel, Investment Management, Distribution and Risk, Lincoln Financial Investments Corporation.
Samuel K. Goldstein 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Vice President, Deputy Chief Legal Officer, and Secretary	Since October 2025; Formerly: Vice President and Assistant Secretary since June 2019
Vice President, Deputy Chief Legal Officer,
and Secretary, Lincoln Financial Investments
Corporation; Vice President, The Lincoln
National Life Insurance Company; Vice
President, Lincoln Life & Annuity Company
of New York; Vice President, Lincoln
National Corporation.

Gordon Huellmantel 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Senior Vice President	Since October 2025
Director, Senior Vice President, Head of
Funds Management for Lincoln Financial
and Chief Operating Officer, Lincoln
Financial Investments Corporation;
Formerly: Senior Vice President, General
Account Investment Management Team.

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
James J. Hoffmayer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Vice President, Treasurer, and Chief Accounting Officer	Since February 2024; Formerly: Assistant Vice President since November 2021
Vice President and Treasurer, Lincoln
Financial Investments; Vice President and
Director of Separate Account Operations and
Mutual Fund Administration, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Financial
Investments; Managing Director, SEI;
Treasurer and Chief Financial Officer, SEI
Family of Mutual Funds.

Michael C. Hoppe 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1988	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2018	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Yun (Maria) Ma 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1978	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2015	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Since April 2018	Vice President, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
John Morriss 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	President	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial. Formerly; Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.
Colleen E. O’ Leary 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1984	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2018	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Jay T. Shearon 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1972	Vice President	Since March 2024; Formerly: Assistant Vice President since December 2015
Assistant Vice President, Lincoln Financial
Investments Corporation, Lincoln Life &
Annuity Company of New York, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Variable
Insurance Products Trust.

John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Since March 2022; Formerly, Vice President since May 2019
Senior Vice President and Head of Client
Investment Strategies, Lincoln Financial
Investments Corporation; Senior Vice
President, Lincoln Life & Annuity Company
of New York; Senior Vice President, Lincoln
National Corporation; Senior Vice President,
The Lincoln National Life Insurance
Company; Formerly, Head of Product
Management, Nationwide Investment
Management Group.

Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since April 2018	Vice President and Managing Director, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.

Trustee Qualifications
The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.
Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Prior to December 2025, he was a Managing Partner of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb often served as a director of portfolio companies in which CID invests. He has previously served as a director of multiple other companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.
Peter F. Finnerty. Mr. Finnerty has served as a Trustee of Lincoln Variable Insurance Products Trust since 2024. Prior to July 2024, he was a partner of Pricewaterhouse Coopers LLP where he served as US Mutual Fund Leader and Global Asset & Wealth Management Assurance Leader. Mr. Finnerty joined Pricewaterhouse Coopers LLC (“PwC”) in 1985 and served as a partner since 1996 to the firm’s domestic and international investment management clients. Mr. Finnerty holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants. Through his experience, Mr. Finnerty provides the Board with accounting, auditing and financial services industry experience.
Ken C. Joseph. Mr. Joseph has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. He is currently the Chief Compliance Officer and a Partner of Braidwell LP. Mr. Joseph was previously a Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas for Kroll LLC (formerly Duff & Phelps, LLC). Mr. Joseph served for over 20 years at the U.S. Securities & Exchange Commission, including as Associate Director/Senior Officer in the Division of Examinations (formerly the Office of Compliance Inspections and Examinations), and as an Assistant Director in the Division of Enforcement. He also served as an Associate Dean of St. John’s University, NY. Currently, he serves on the Compliance Committee of the New York City Bar Association and on the following not-for-profit boards: University Settlement (Executive Committee), the Association of Securities and Exchange Commission Alumni, the University of North Carolina, School of Law Alumni Association, and the Legal & Compliance Advisory Committee of United States Youth Soccer Association. He previously served on the Board of Directors of the Harvard Kennedy School NY/NJ/CT Alumni Network (former President & Vice President). Mr. Joseph provides the board with compliance, securities law and business experience.
Barbara L. Lamb. Ms. Lamb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. She retired from WH Trading LLC in 2022. Ms. Lamb served as a Managing Director of Finance and Administration for WH Trading LLC from 2015-2022. She previously served as a Managing Director of Cheiron Trading LLC from 2012-2015 and a Financial Officer for Valorem Law Group, LLC from 2008-2009. Previously, she served as Chief Development Officer for Market Liquidity, LLC from 1999-2001. Ms. Lamb served as Chief Credit Officer, Senior Vice President, and Director for The Chicago Corporation from 1986-1998 and in several finance and development positions from 1980-1986. Ms. Lamb holds the Chartered Financial Analyst Designation and is a member of the CFA Institute of Chicago. Through her experience, Ms. Lamb provides the board with risk management and investing insight.
John Morriss. Mr. Morriss has served as the Chairman and as a Trustee of Lincoln Variable Insurance Products Trust since October 2025. Mr. Morriss is the Executive Vice President and Chief Investment Officer for Lincoln Financial. In this role, Morriss provides executive leadership, strategic direction, and oversight of the company’s general account, funds management and private markets investment strategies, with more than $300 billion in assets under management. He leads a team of investment professionals focused on portfolio construction, asset allocation, sub-advisor due diligence, and the development of equity, fixed income, and alternative investment strategies. He reports to Ellen Cooper, Chairman, President and CEO, and is a member of the company's Senior Management Committee.
Morriss has more than 30 years of investment experience. Prior to his current role at Lincoln, he served as Head of Public and Private Fixed Income at Fortitude Re, overseeing the organization’s insurance-focused investment portfolios. Prior to joining Fortitude Re in 2020, he held the role of Senior Vice President of Fixed Income Investments at Lincoln for four years. Earlier he spent 18 years at TIAA, where he held leadership roles spanning structured finance research, international and high-yield credit, portfolio management, and fixed income research. He began his career as a currency trader at Chase Manhattan Bank.
Morriss holds a Bachelor of Arts in History from the College of the Holy Cross and an MBA in Finance from New York University's Stern School of Business.
Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief

Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time, she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.
Manisha A. Thakor. Ms. Thakor has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. Ms. Thakor currently serves at MoneyZen LLC, which she founded in 2009. From 2018-2020, Ms. Thakor served as Vice President at Brighton Jones. From 2015-2017, Ms. Thakor served as Director of Wealth Strategies for Women at Buckingham Financial. She is a Board member of The National Endowment for Financial Education. Ms. Thakor is also a Chartered Financial Analyst (CFA) charterholder and Certified Financial Planner (CFP®). Ms. Thakor provides the Board with investment management experience and financial services industry insight.
Brian W. Wixted. Mr. Wixted has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. Mr. Wixted formerly served as a consultant for CKC Consulting and since 2019, as an Advisory Partner with AI Capital. Mr. Wixted served as the Senior Vice President of Finance and Fund Treasurer of the Oppenheimer Funds from 1999-2016. He served as the Principal and Chief Operating Officer of Bankers Trust Company’s Mutual Funds Group from 1995-1999 and the Vice President and Chief Financial Officer for CS First Boston Investment Management Corp from 1991-1995. Mr. Wixted served as Vice President and Accounting Manager with Merrill Lynch Asset Management from 1987-1991. From 1981-1987, he held several accounting positions with brokerage and accounting firms. Mr. Wixted holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants and the New York State Society of Certified Public Accountants. Through his experience, Mr. Wixted provides mutual fund, investment management and financial services industry insight.
Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery at BNY Mellon Asset Servicing from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Prior to that, Ms. Wolcott served as Executive Vice President of the predecessor firm, PFPC Worldwide Inc., from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial services industry insight.
Board Oversight
The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management of the Funds. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently composed of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Trustee). The Interested Trustee serves as the Chairperson of the Board.
The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Ms. Wolcott currently serves as the Lead Independent Trustee.
Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Board regularly requests and/or receives reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Fund’s expenses, oversee compliance with regulatory requirements, and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.
As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds’ investment performance with the Adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address risks. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act and a quarterly report regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee a minimum of three times each calendar year.
The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.

Board Committees
Audit Committee. The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Ken C. Joseph, Barbara L. Lamb, Nancy B. Wolcott and Brian W. Wixted (Chair). The Audit Committee met four times during the last fiscal year.
Investment Committee. The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Steve A. Cobb (Chair), Peter F. Finnerty, Pamela L. Salaway and Manisha A. Thakor. The Investment Committee met four times during the last fiscal year.
Nominating and Governance Committee. The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The Board has adopted a charter for the Nominating and Governance Committee setting forth such Committee’s responsibilities. The members of the Nominating and Governance Committee are Independent Trustees: Steve A. Cobb, Peter F. Finnerty, Ken C. Joseph, Barbara L. Lamb, Pamela L. Salaway, Manisha A. Thakor (Chair), Brian W. Wixted, and Nancy B. Wolcott. The Nominating and Governance Committee met four times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.
Ownership of Securities
As of December 31, 2025, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2025, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:
Interested Trustee
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John Morriss	None	None
Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb
LVIP Baron Growth Opportunities Fund — $50,001 – $100,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Dimensional U.S. Equity Managed Volatility Fund — $50,001 – $100,000
LVIP State Street S&P 500 Index Fund — $50,001 – $100,000
Over $100,000
Peter Finnerty	None	None
Ken C. Joseph	LVIP Vanguard Domestic Equity ETF Fund — over $100,000	Over $100,000
Barbara L. Lamb
LVIP Dimensional U.S. Core Equity 1 Fund — $10,001 – $50,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Vanguard Bond Allocation Fund — $10,001 – $50,000
LVIP Dimensional International Core Equity Fund — $10,001 – $50,000
Over $100,000
Pamela L. Salaway	LVIP State Street S&P 500 Index Fund — Over $100,000 LVIP Baron Growth Opportunities Fund — $50,001 – $100,000 LVIP Mondrian International Value Fund — $10,001 – $50,000	Over $100,000
Manisha A. Thakor	LVIP State Street Small Cap Index Fund — $50,001 – $100,000 LVIP State Street Nasdaq-100 Index Fund — $50,001 – $100,000	Over $100,000

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Brian Wixted
LVIP State Street S&P 500 Fund — $10,001 – $50,000
LVIP State Street Short Term Bond Index Fund  — $10,001 – $50,000
LVIP State Street Mid Cap Index Fund - $10,001 - $50,000
LVIP State Street Small-Cap Index. Fund - $10,001 - $50,000
LVIP JPMorgan Retirement Income Fund - $10,001 - $50,000
LVIP American Growth-Income Fund - $10,001 - $50,000
LVIP JPMorgan High Yield Fund – Under $10,000
LVIP State Street International Index Fund – Under $10,000
LVIP Mondrian Global Income Fund – Under $10,000
LVIP Nomura US REIT Fund – Under $10,000
LVIP State Street Emerging Markets Equity Index Fund – Under $10,000
LVIP AllianceBernstein Growth Fund – Under $10,000
LVIP American Growth Fund – Under $10,000
$50,001 - $100,000
Nancy B. Wolcott	LVIP American Balanced Allocation Fund — $50,001 – $100,000	Over $100,000
Brian Wixted served as officer for OppenheimerFunds, Inc. (“Oppenheimer”) from 1999 until his retirement in 2016. He has a deferred compensation plan previously sponsored by Oppenheimer where he receives an annual payout for a fixed number of years based on the performance of phantom share investments in Oppenheimer funds. In 2019, Invesco acquired Oppenheimer and assumed financial responsibility for payments under the former Oppenheimer deferred compensation plan. Invesco began serving as a sub-adviser to certain LVIP Funds on February 8, 2019. Payments under the plan to Mr. Wixted have exceeded $120,000 during the past two calendar years. The payment amounts are determined by previously established factors (i.e., performance of the relevant funds), and the payment amounts are not impacted by the profits of Oppenheimer or Invesco.
Compensation
The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2025:
Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$387,000	$387,000
Peter F. Finnerty, Trustee	$359,000	$359,000
Ken C. Joseph, Trustee	$359,000	$359,000
Barbara L. Lamb, Trustee	$355,000	$355,000
Pamela L. Salaway, Trustee	$359,000	$359,000
Manisha A. Thakor, Trustee	$369,000	$369,000
Brian W. Wixted, Trustee	$387,000	$387,000
Nancy B. Wolcott, Trustee	$434,000	$434,000
Investment Adviser and Sub-Advisers
Investment Adviser. Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) is the investment adviser to the Funds. LFI is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LFI's address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
Pursuant to the Investment Management Agreement, LFI manages each Fund's portfolio investments and reports to the Board of Trustees. Each Fund pays LFI a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LFI may vary according to the level of assets of that Fund.
For the fiscal year ended December 31, 2025, each Fund paid fees to LFI equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:

Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP AllianceBernstein Large Cap Growth Fund	0.56%
LVIP American Century Select Mid Cap Managed Volatility Fund	0.72%
LVIP Baron Growth Opportunities Fund	0.84%
LVIP BlackRock Dividend Value Managed Volatility Fund	0.57%
LVIP BlackRock Equity Dividend Fund	0.60%
LVIP BlackRock Inflation Protected Bond Fund	0.42%
LVIP BlackRock Real Estate Fund	0.71%
LVIP Blended Large Cap Growth Managed Volatility Fund	0.60%
LVIP Blended Mid Cap Managed Volatility Fund	0.65%
LVIP Channing Small Cap Value Fund	0.75%
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	0.60%
LVIP Dimensional International Core Equity Fund	0.58%
LVIP Dimensional International Equity Managed Volatility Fund	0.25%
LVIP Dimensional U.S. Core Equity 1 Fund	0.32%
LVIP Dimensional U.S. Core Equity 2 Fund	0.42%
LVIP Dimensional U.S. Equity Managed Volatility Fund	0.24%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund	0.07%
LVIP Fidelity Institutional AM® Total Bond Fund	0.56%
LVIP Franklin Templeton Core Bond Fund	0.31%
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	0.33%
LVIP Franklin Templeton Multi-Factor International Equity Fund	0.32%
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	0.30%
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	0.31%
LVIP Global Equity Managed Volatility Fund	0.64%
LVIP Government Money Market Fund	0.32%
LVIP JPMorgan High Yield Fund	0.60%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	0.70%
LVIP JPMorgan Short Duration Bond Fund	0.44%
LVIP Loomis Sayles Global Growth Fund	0.68%
LVIP MFS International Growth Fund	0.72%
LVIP MFS Value Fund	0.55%
LVIP Mondrian Global Income Fund	0.55%
LVIP Mondrian International Value Fund	0.67%
LVIP Multi-Manager Global Equity Managed Volatility Fund	0.20%
LVIP Multi-Manager International Equity Managed Volatility Fund	0.19%
LVIP Nomura Diversified Floating Rate Fund	0.55%
LVIP Nomura Mid Cap Value Fund	0.36%
LVIP Nomura Social Awareness Fund	0.37%
LVIP PIMCO Low Duration Bond Fund	0.44%
LVIP State Street Bond Index Fund	0.28%
LVIP State Street Emerging Markets Equity Index Fund	0.34%
LVIP State Street International Index Fund	0.27%
LVIP State Street International Managed Volatility Fund	0.23%
LVIP State Street Large Cap Managed Volatility Fund	0.23%
LVIP State Street Mid-Cap Index Fund	0.27%
LVIP State Street Nasdaq-100 Index Fund	0.29%
LVIP State Street S&P 500 Index Fund	0.17%
LVIP State Street Short-Term Bond Index Fund	0.28%
LVIP State Street Small-Cap Index Fund	0.31%
LVIP State Street SMID Cap Managed Volatility Fund	0.23%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	0.65%
LVIP Wellington SMID Cap Value Fund	0.69%

Advisory Fees Paid by Each Fund
For the last three fiscal years ended December 31, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:
	2025	2024	2023
LVIP AllianceBernstein Large Cap Growth Fund	$8,933,319	$9,412,209	$9,092,216
LVIP American Century Select Mid Cap Managed Volatility Fund	3,409,584	3,767,102	3,685,157
LVIP Baron Growth Opportunities Fund	6,493,541	7,189,100	6,885,651
LVIP BlackRock Dividend Value Managed Volatility Fund	10,365,191	10,176,783	9,818,120
LVIP BlackRock Equity Dividend Fund	7,266,166	8,147,182	6,959,221
LVIP BlackRock Inflation Protected Bond Fund	4,942,484	5,096,646	5,416,357
LVIP BlackRock Real Estate Fund	1,812,350	2,005,903	2,256,810
LVIP Blended Large Cap Growth Managed Volatility Fund	10,173,167	10,543,321	9,231,544
LVIP Blended Mid Cap Managed Volatility Fund	4,870,295	5,303,598	5,071,058
LVIP Channing Small Cap Value Fund	774,634	801,032	704,675
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	2,682,335	3,008,613	3,050,975
LVIP Dimensional International Core Equity Fund	4,330,116	3,280,593	2,932,081
LVIP Dimensional International Equity Managed Volatility Fund	1,411,780	1,442,454	1,374,357
LVIP Dimensional U.S. Core Equity 1 Fund	5,390,219	5,311,630	4,734,876
LVIP Dimensional U.S. Core Equity 2 Fund	3,752,497	3,801,375	3,477,678
LVIP Dimensional U.S. Equity Managed Volatility Fund	2,230,346	2,448,830	2,310,990
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund	387,038	394,352	350,387
LVIP Fidelity Institutional AM® Total Bond Fund	12,269,559	13,023,579	12,669,928
LVIP Franklin Templeton Core Bond Fund	19,644,120	21,157,513	19,935,323
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	1,757,475	1,678,054	1,554,365
LVIP Franklin Templeton Multi-Factor International Equity Fund	2,916,807	2,589,528	2,475,197
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	5,290,190	5,044,570	4,144,397
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	2,646,823	2,160,184	1,584,311
LVIP Global Equity Managed Volatility Fund	5,886,172	6,222,991	6,045,831
LVIP Government Money Market Fund	5,908,991	5,094,041	4,396,353
LVIP JPMorgan High Yield Fund	4,128,864	4,187,997	3,820,714
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	3,608,045	4,001,678	3,955,288
LVIP JPMorgan Short Duration Bond Fund	4,879,396	5,490,163	5,540,399
LVIP Loomis Sayles Global Growth Fund	1,679,623	1,775,828	1,779,051
LVIP MFS International Growth Fund	10,275,326	10,384,233	9,915,605
LVIP MFS Value Fund	11,694,054	11,616,217	10,549,958
LVIP Mondrian Global Income Fund	2,266,388	2,444,374	2,738,283
LVIP Mondrian International Value Fund	7,508,815	7,339,026	6,679,784
LVIP Multi-Manager Global Equity Managed Volatility Fund	191,358	193,343	220,245
LVIP Multi-Manager International Equity Managed Volatility Fund	1,075,662	1,131,660	1,077,882
LVIP Nomura Diversified Floating Rate Fund	4,355,234	4,464,414	4,341,315
LVIP Nomura Mid Cap Value Fund	3,437,112	3,390,753	3,229,446
LVIP Nomura Social Awareness Fund	2,965,043	3,001,098	2,704,034
LVIP PIMCO Low Duration Bond Fund	3,880,521	3,816,949	4,403,920
LVIP State Street Bond Index Fund	7,157,859	7,101,252	6,807,520
LVIP State Street Emerging Markets Equity Index Fund	862,880	1,048,263	1,216,117
LVIP State Street International Index Fund	6,899,803	6,646,027	6,305,805
LVIP State Street International Managed Volatility Fund	628,894	675,027	688,379
LVIP State Street Large Cap Managed Volatility Fund	1,970,858	2,061,295	1,865,306
LVIP State Street Mid-Cap Index Fund	2,446,354	2,452,146	2,262,647
LVIP State Street Nasdaq-100 Index Fund	389,689	355,712	300,309
LVIP State Street S&P 500 Index Fund	19,115,248	17,542,483	15,175,224
LVIP State Street Short-Term Bond Index Fund	825,359	825,934	771,811
LVIP State Street Small-Cap Index Fund	6,048,097	6,408,792	6,055,340
LVIP State Street SMID Cap Managed Volatility Fund	1,344,148	1,453,243	1,363,128

	2025	2024	2023
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	8,691,654	7,979,234	7,121,431
LVIP Wellington SMID Cap Value Fund	2,585,841	2,532,790	2,264,596
Expense Reimbursements
For the last three fiscal years ended December 31, LFI reimbursed the Funds, as reflected in the table below, under the applicable expense reimbursement agreement:
	2025	2024	2023
LVIP BlackRock Dividend Value Managed Volatility Fund	$45,199	N/A	N/A
LVIP Channing Small Cap Value Fund	N/A	N/A	3,432
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	186,333	191,982	216,076
LVIP Dimensional International Core Equity Fund	583,620	685,317	518,072
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund	266,065	240,078	241,555
LVIP Fidelity Institutional AM® Total Bond Fund	2,573,987	2,427,755	2,310,296
LVIP Franklin Templeton Core Bond Fund	109,510	N/A	N/A
LVIP JPMorgan Short Duration Bond Fund	287,743	227,236	196,789
LVIP Loomis Sayles Global Growth Fund	20,212	1,107	15,010
LVIP Multi-Manager Global Equity Managed Volatility Fund	132,740	119,895	158,596
LVIP Multi-Manager International Equity Managed Volatility Fund	390,409	406,258	391,470
LVIP PIMCO Low Duration Bond Fund	240,098	126,470	131,939
LVIP State Street Emerging Markets Equity Index Fund	357,354	464,599	292,174
LVIP State Street International Managed Volatility Fund	177,506	182,973	203,425
LVIP State Street Large Cap Managed Volatility Fund	341,072	361,052	339,047
LVIP State Street Nasdaq-100 Index Fund	4,512	N/A	7,384
LVIP State Street Short-Term Bond Index Fund	106,087	109,882	101,111
LVIP State Street SMID Cap Managed Volatility Fund	276,764	281,825	284,705
With respect to LVIP AllianceBernstein Large Cap Growth Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.065% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP American Century Select Mid Cap Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.030% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to LVIP Baron Growth Opportunities Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.11% on the first $250 million of average daily net assets of the Fund, 0.16% on the next $250 million of average daily net assets of the Fund, 0.21% on the next $200 million of average daily net assets of the Fund, 0.22% on the next $50 million of average daily net assets of the Fund, and 0.27% over $750 million of average daily net assets of the Fund. The Adviser has also contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”)) exceed 0.93% of the Fund’s average daily net assets for the Standard Class (and 1.18% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Funds’ Board of Trustees and the Adviser.
With respect to LVIP BlackRock Dividend Value Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.125% on the first $750 million of average daily net assets of the Fund and 0.160% of the excess over $750 million of average daily net assets of the Fund. The Adviser has also contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.675% of the Fund’s average daily net assets for the Standard Class (and 0.925% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP BlackRock Equity Dividend Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.020% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the

Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.67% of the average daily net assets for the Standard Class of the Fund and 0.97% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP BlackRock Real Estate Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.02% on the first $250 million of the Fund’s average daily net assets; 0.01% on the next $500 million of the Fund’s daily net assets; 0.00% of the Fund’s average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to LVIP Blended Large Cap Growth Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.165% on the first $100 million of the Fund’s average daily net assets, 0.115% on the next $400 million of average daily net assets of the Fund, 0.11% on the next $1.5 billion of average daily net assets of the Fund and 0.095% over $2 billion of the Fund's average daily net assets..
With respect to LVIP Blended Mid Cap Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.005% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Channing Small Cap Value Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.88% of the average daily net assets for the Standard Class of the Fund (and 1.13% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.035% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.645% of the Fund’s average daily net assets for the Standard Class (and 0.995% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Dimensional International Core Equity Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.62% of the average daily net assets for the Standard Class of the Fund (and 0.87% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Dimensional U.S. Core Equity 1 Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.01% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Dimensional U.S. Equity Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.005% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.625% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.095% of the average daily net assets for the Standard Class of the Fund (and 0.445% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

With respect to the LVIP Fidelity Institutional AM® Total Bond Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.030% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.51% of the average daily net assets for the Standard Class of the Fund and 0.81% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Franklin Templeton Core Bond Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.37% of the Funds average daily net assets for the Standard Class (and 0.72% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
With respect to the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.065% on the first $50 million of average daily net assets of the Fund, 0.025% on the next $50 million of average daily net assets of the Fund, and 0.005% on the next $400 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Franklin Templeton Multi-Factor International Equity Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.07% on the first $50 million of average daily net assets of the Fund and 0.01% on the next $450 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.08% on the first $50 million of average daily net assets of the Fund, and 0.015% on the next $450 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.065% on the first $50 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Global Equity Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.030% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.70% of the Funds average daily net assets for the Standard Class (and 0.95% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
With respect to the LVIP JPMorgan High Yield Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of the Fund's average daily net assets in excess of $150 million. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the Adviser.
With respect to the LVIP JPMorgan Select Mid Cap Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.015% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the Adviser.
With respect to the LVIP JPMorgan Short Duration Bond Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.06% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.47% of the average daily net assets for the Standard Class of the Fund and 0.77% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Loomis Sayles Global Growth Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.77% of average daily net assets for the Standard Class of the Fund and 1.12% of average daily net assets for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
With respect to LVIP MFS International Growth Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.11% on the first $400 million of average daily net assets of the Fund and 0.10% of the excess over $400 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to LVIP MFS Value Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.04% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Mondrian Global Income Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.1025% on the first $350 million of the Fund’s average daily net assets; 0.1125% on the next $175 million of the Fund’s average daily net assets; 0.1225% on the next $175 million of the Fund’s average daily net assets; and 0.1375% of the Fund’s average daily net assets in excess of $700 million. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the Adviser.
With respect to LVIP Mondrian International Value Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.015% on the first $1 billion of average daily net assets of the Fund and 0.010% of the excess over $1 billion of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Multi-Manager Global Equity Managed Volatility Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.21% of the Fund’s daily net assets for the Standard Class (and 0.56% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated before that date without mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to LVIP Multi-Manager International Equity Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.665% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.185% of the average daily net assets for the Standard Class of the Fund (and 0.435% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Nomura Diversified Floating Rate Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.03% on the first $2 billion of average daily net assets of the Fund and 0.05% on the excess over $2 billion of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to LVIP PIMCO Low Duration Bond Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.050% on the first $500 million of average daily net assets of the Fund and 0.075% of the Fund’s average daily net assets in excess of $500 million. The Adviser has also contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.50% of the Funds average daily net assets for the Standard Class (and 0.75% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Funds’ Board of Trustees and the Adviser.

With respect to the LVIP State Street Bond Index Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.08% on the first $500 million of the Fund's average daily net assets, 0.122% on the next $1.5 billion of the Fund’s average daily net assets; 0.152% of the Fund’s average daily net assets on the next $500 million; 0.157% of the Fund’s average daily net assets on the next $2.5 billion; and 0.162% on the Fund’s average daily net assets over $5 billion. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
With respect to LVIP State Street Emerging Markets Equity Index Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.50% of the Funds average daily net assets for the Standard Class (and 0.75% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
With respect to LVIP State Street International Index Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.097% on the first $1 billion of average daily net assets of the Fund, and 0.145% of the excess over $1 billion of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
With respect to the LVIP State Street International Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.005% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.245% of the Fund’s average daily net assets for the Standard Class (and 0.495% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the Adviser.
With respect to LVIP State Street Large Cap Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.005% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.245% of the average daily net assets for the Standard Class of the Fund (and 0.495% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP State Street Mid-Cap Index Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.005% on the first $1.5 billion of average daily net assets, and 0.010% of the excess over $1.5 billion of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP State Street Nasdaq-100 Index Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets for the Standard Class (and 0.70% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP State Street S&P 500 Index Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.002% on the first $1 billion of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP State Street Short-Term Bond Index Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.3625% of average daily net assets for the Standard Class of the Fund and 0.6125% of average daily net assets for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

With respect to the LVIP State Street Small-Cap Index Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.005% on the first $500 million of average daily net assets of the Fund, 0.010% on the next $1 billion of average daily net assets of the Fund, and 0.015% on the excess over $1.5 billion of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to LVIP State Street SMID Cap Managed Volatility Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.005% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.245% of the average daily net assets for the Standard Class of the Fund (and 0.495% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to LVIP T. Rowe Price Structured Mid-Cap Growth Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of the excess over $750 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the Adviser.
With respect to LVIP Wellington SMID Cap Value Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.115% of the first $100 million of average daily net assets of the Fund, and 0.075% over $100 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.
Sub-Advisers. As adviser, LFI is primarily responsible for investment decisions affecting each of the Funds under its management. For some Funds, LFI has delegated day-to-day portfolio management responsibility to investment management firms that serve as sub-advisers. Each sub-adviser makes investment decisions for its respective Fund in accordance with that Fund’s investment objectives and places orders on behalf of that Fund to effect those decisions. With respect to the Funds that are sub-advised, LFI provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.
Fund	Sub-Adviser
LVIP AllianceBernstein Large Cap Growth Fund	AllianceBernstein, L.P. 501 Commerce Street Nashville, TN 37203
LVIP AllianceBernstein Large Cap Growth Fund	T. Rowe Price Associates, Inc. 1307 Point Street Baltimore, MD 21231
LVIP American Century Select Mid Cap Managed Volatility Fund	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
LVIP American Century Select Mid Cap Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP Baron Growth Opportunities Fund	BAMCO, Inc. 767 Fifth Avenue, 49th Floor New York, NY 10153
LVIP BlackRock Dividend Value Managed Volatility Fund	BlackRock Investment Management, LLC 1 University Square Drive Princeton, NJ 08540
LVIP BlackRock Inflation Protected Bond Fund	BlackRock Investment Management, LLC 50 Hudson Yards New York, NY 10001
LVIP BlackRock Equity Dividend Fund	BlackRock Investment Management, LLC 50 Hudson Yards New York, NY 10001
LVIP BlackRock Real Estate Fund	BlackRock Investment Management, LLC 1 University Square Drive Princeton, NJ 08540

Fund	Sub-Adviser
LVIP Blended Large Cap Growth Managed Volatility Fund	Goldman Sachs Asset Management, L.P. 200 West Street, 1st Floor New York, NY 10282
LVIP Blended Large Cap Growth Managed Volatility Fund	AllianceBernstein L.P. 501 Commerce Street Nashville, TN 37203
LVIP Blended Large Cap Growth Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP Blended Mid Cap Managed Volatility Fund	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
LVIP Blended Mid Cap Managed Volatility Fund	T. Rowe Price Associates, Inc. 1307 Point Street Baltimore, MD 21231
LVIP Blended Mid Cap Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP Channing Small Cap Value Fund	Channing Capital Management, LLC 10 S. LaSalle Street Chicago, IL 60603
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	ClearBridge Investments, LLC One Madison Avenue New York, NY 10010
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP Dimensional International Core Equity Fund	Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746
LVIP Dimensional International Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP Dimensional U.S. Core Equity 1 Fund	Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746
LVIP Dimensional U.S. Core Equity 2 Fund	Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746
LVIP Dimensional U.S. Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP Fidelity Institutional AM ® Select Core Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP Fidelity Institutional AM ® Total Bond Fund	Fidelity Institutional Asset Management, LLC 900 Salem Street Smithfield, RI 02917
LVIP Franklin Templeton Core Bond Fund	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
LVIP Franklin Templeton Multi-Factor International Equity Fund	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403

Fund	Sub-Adviser
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
LVIP Global Equity Managed Volatility Fund	Loomis, Sayles & Company, L.P. One Financial Center Boston, MA 02111
LVIP Global Equity Managed Volatility Fund	Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078
LVIP Global Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP Government Money Market Fund	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809
LVIP JPMorgan High Yield Fund	J.P. Morgan Investment Management Inc. 270 Park Avenue New York, NY 10017
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	J.P. Morgan Investment Management Inc. 270 Park Avenue New York, NY 10017
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP JPMorgan Short Duration Bond Fund	J.P. Morgan Investment Management Inc. 270 Park Avenue New York, NY 10017
LVIP Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P. One Financial Center Boston, MA 02111
LVIP MFS International Growth Fund	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
LVIP MFS Value Fund	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
LVIP Mondrian International Value Fund	Mondrian Investment Partners Limited. Tenth Floor, Sixty London Wall London, United Kingdom EC2M 5TQ
LVIP Multi-Manager Global Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP Multi-Manager International Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP Nomura Diversified Floating Rate Fund	Nomura Investments Fund Advisers 610 Market Street Philadelphia, PA 19106
LVIP Nomura Mid Cap Value Fund	Nomura Investments Fund Advisers 610 Market Street Philadelphia, PA 19106
LVIP Nomura Social Awareness Fund	Nomura Investments Fund Advisers 610 Market Street Philadelphia, PA 19106
LVIP PIMCO Low Duration Bond Fund	Pacific Investment Management Company, LLC 650 Newport Center Drive Newport Beach, CA 92660

Fund	Sub-Adviser
LVIP State Street Bond Index Fund	SSGA Funds Management, Inc. One Congress Street Boston, MA 02214
LVIP State Street Emerging Markets Equity Index Fund	SSGA Funds Management, Inc. One Congress Street Boston, MA 02214
LVIP State Street International Index Fund	SSGA Funds Management, Inc. One Congress Street Boston, MA 02214
LVIP State Street International Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP State Street International Managed Volatility Fund	SSGA Funds Management, Inc. One Congress Street Boston, MA 02214
LVIP State Street Large Cap Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP State Street Large Cap Managed Volatility Fund	SSGA Funds Management, Inc. One Congress Street Boston, MA 02214
LVIP State Street Mid-Cap Index Fund	SSGA Funds Management, Inc. One Congress Street Boston, MA 02214
LVIP State Street Nasdaq-100 Fund	SSGA Funds Management, Inc. One Congress Street Boston, MA 02214
LVIP State Street S&P 500 Index Fund	SSGA Funds Management, Inc. One Congress Street Boston, MA 02214
LVIP State Street Short-Term Bond Index Fund	SSGA Funds Management, Inc. One Congress Street Boston, MA 02214
LVIP State Street Small-Cap Index Fund	SSGA Funds Management, Inc. One Congress Street Boston, MA 02214
LVIP State Street SMID Cap Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018
LVIP State Street SMID Cap Managed Volatility Fund	SSGA Funds Management, Inc. One Congress Street Boston, MA 02214
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	T. Rowe Price Associates, Inc. 1307 Point Street Baltimore, MD 21231
LVIP Wellington SMID Cap Value Fund	Wellington Management Company LLP 280 Congress Street Boston, MA 02210
LFI, not the Funds, pays each sub-adviser a monthly fee equal to a percentage of the average daily net assets of the portion of the Fund for which the sub-adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LFI pays to a sub-adviser may vary according to the level of assets the sub-adviser manages. For the fiscal year ended December 31, 2025, LFI paid fees to each sub-adviser equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP AllianceBernstein Large Cap Growth Fund	0.20%

Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP American Century Select Mid Cap Managed Volatility Fund	0.39%
LVIP Baron Growth Opportunities Fund	0.44%
LVIP BlackRock Dividend Value Managed Volatility Fund	0.21%
LVIP BlackRock Equity Dividend Fund	0.25%
LVIP BlackRock Inflation Protected Bond Fund	0.07%
LVIP BlackRock Real Estate Fund	0.34%
LVIP Blended Large Cap Growth Managed Volatility Fund	0.21%
LVIP Blended Mid Cap Managed Volatility Fund	0.38%
LVIP Channing Small Cap Value Fund	0.40%
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	0.29%
LVIP Dimensional International Core Equity Fund	0.17%
LVIP Dimensional International Equity Managed Volatility Fund	0.03%
LVIP Dimensional U.S. Core Equity 1 Fund	0.10%
LVIP Dimensional U.S. Core Equity 2 Fund	0.14%
LVIP Dimensional U.S. Equity Managed Volatility Fund	0.03%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund	0.03%
LVIP Fidelity Institutional AM® Total Bond Fund	0.13%
LVIP Franklin Templeton Core Bond Fund	0.10%
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	0.04%
LVIP Franklin Templeton Multi-Factor International Equity Fund	0.04%
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	0.02%
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	0.04%
LVIP Global Equity Managed Volatility Fund	0.41%
LVIP Government Money Market Fund	0.04%
LVIP JPMorgan High Yield Fund	0.30%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	0.39%
LVIP JPMorgan Short Duration Bond Fund	0.13%
LVIP Loomis Sayles Global Growth Fund	0.25%
LVIP MFS International Growth Fund	0.35%
LVIP MFS Value Fund	0.24%
LVIP Mondrian Global Income Fund	0.29%
LVIP Mondrian International Value Fund	0.33%
LVIP Multi-Manager Global Equity Managed Volatility Fund	0.03%
LVIP Multi-Manager International Equity Managed Volatility Fund	0.03%
LVIP Nomura Diversified Floating Rate Fund	0.20%
LVIP Nomura Mid Cap Value Fund	0.20%
LVIP Nomura Social Awareness Fund	0.20%
LVIP PIMCO Low Duration Bond Fund	0.19%
LVIP State Street Bond Index Fund	0.01%
LVIP State Street Emerging Markets Equity Index Fund	0.04%
LVIP State Street International Index Fund	0.02%
LVIP State Street International Managed Volatility Fund	0.03%
LVIP State Street Large Cap Managed Volatility Fund	0.03%
LVIP State Street Mid-Cap Index Fund	0.01%
LVIP State Street Nasdaq-100 Index Fund	0.02%
LVIP State Street S&P 500 Index Fund	0.01%
LVIP State Street Short-Term Bond Index Fund	0.03%
LVIP State Street Small-Cap Index Fund	0.01%
LVIP State Street SMID Cap Managed Volatility Fund	0.03%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	0.38%
LVIP Wellington SMID Cap Value Fund	0.43%

Sub-Advisory Fees Paid by Each Fund
During the last three fiscal years ended December 31, the following amounts were paid for investment sub-advisory services with respect to the management of each Fund. LFI, not the Fund, pays all sub-advisory fees owed.
	2025	2024	2023
LVIP AllianceBernstein Large Cap Growth Fund	$3,171,340	$3,644,494	$4,315,021
LVIP American Century Select Mid Cap Managed Volatility Fund	1,832,200	2,072,072	2,152,589
LVIP Baron Growth Opportunities Fund	3,420,581	3,838,910	3,656,028
LVIP BlackRock Dividend Value Managed Volatility Fund	3,836,499	4,019,201	3,856,572
LVIP BlackRock Equity Dividend Fund	3,000,817	3,789,885	3,357,555
LVIP BlackRock Inflation Protected Bond Fund	806,561	825,831	865,795
LVIP BlackRock Real Estate Fund	869,584	969,176	1,098,676
LVIP Blended Large Cap Growth Managed Volatility Fund	3,578,550	3,768,571	3,501,922
LVIP Blended Mid Cap Managed Volatility Fund	2,887,505	3,151,369	3,019,894
LVIP Channing Small Cap Value Fund	413,138	427,217	375,826
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	1,288,698	1,489,763	1,653,024
LVIP Dimensional International Core Equity Fund	1,299,172	991,553	889,403
LVIP Dimensional International Equity Managed Volatility Fund	169,414	173,094	164,923
LVIP Dimensional U.S. Core Equity 1 Fund	1,685,593	1,658,493	1,459,612
LVIP Dimensional U.S. Core Equity 2 Fund	1,270,832	1,287,125	1,179,226
LVIP Dimensional U.S. Equity Managed Volatility Fund	273,104	299,857	282,978
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund	154,815	157,741	140,155
LVIP Fidelity Institutional AM® Total Bond Fund	2,804,304	4,463,120	4,334,519
LVIP Franklin Templeton Core Bond Fund	6,261,305	7,679,254	7,312,597
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	212,415	202,774	200,263
LVIP Franklin Templeton Multi-Factor International Equity Fund	364,601	323,691	309,400
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	353,179	336,805	276,793
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	343,910	279,025	214,295
LVIP Global Equity Managed Volatility Fund	3,821,600	4,013,661	3,883,540
LVIP Government Money Market Fund	707,035	619,719	615,037
LVIP JPMorgan High Yield Fund	2,074,835	2,107,090	1,906,753
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	2,036,730	2,278,721	2,253,256
LVIP JPMorgan Short Duration Bond Fund	1,383,745	2,273,406	2,295,733
LVIP Loomis Sayles Global Growth Fund	617,508	652,878	654,063
LVIP MFS International Growth Fund	4,952,997	4,999,672	4,798,831
LVIP MFS Value Fund	5,102,389	5,072,595	4,664,457
LVIP Mondrian Global Income Fund	1,204,369	1,290,465	1,419,971
LVIP Mondrian International Value Fund	3,685,838	3,599,504	3,263,312
LVIP Multi-Manager Global Equity Managed Volatility Fund	28,704	29,002	30,939
LVIP Multi-Manager International Equity Managed Volatility Fund	174,432	183,513	174,792
LVIP Nomura Diversified Floating Rate Fund	1,578,936	1,620,928	1,573,583
LVIP Nomura Mid Cap Value Fund	1,918,075	1,887,169	1,779,631
LVIP Nomura Social Awareness Fund	1,603,362	1,627,399	1,429,356
LVIP PIMCO Low Duration Bond Fund	1,671,391	1,645,215	1,886,909
LVIP State Street Bond Index Fund	381,089	378,144	362,753
LVIP State Street Emerging Markets Equity Index Fund	101,515	123,325	143,073
LVIP State Street International Index Fund	401,757	391,805	378,463
LVIP State Street International Managed Volatility Fund	83,853	90,004	91,784
LVIP State Street Large Cap Managed Volatility Fund	262,781	274,839	248,707
LVIP State Street Mid-Cap Index Fund	117,315	117,534	110,383
LVIP State Street Nasdaq-100 Index Fund	26,875	24,532	20,711
LVIP State Street S&P 500 Index Fund	766,726	717,578	643,601
LVIP State Street Short-Term Bond Index Fund	88,431	88,493	82,694
LVIP State Street Small-Cap Index Fund	222,510	228,423	222,629

	2025	2024	2023
LVIP State Street SMID Cap Managed Volatility Fund	179,220	193,766	181,750
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,034,078	4,565,146	4,249,503
LVIP Wellington SMID Cap Value Fund	1,607,966	1,572,315	1,392,088
AllianceBernstein L.P. (“AllianceBernstein”) is a Delaware limited partnership, the majority limited partnership units in which are held, directly and indirectly, by its parent company Equitable Holdings, Inc. (“EQH”), a publicly traded holding company for a diverse group of financial services companies. AllianceBernstein Corporation, an indirect wholly owned subsidiary of EQH, is the general partner of both AllianceBernstein and AllianceBernstein Holding L.P., a publicly traded partnership. As of December 31, 2025, AllianceBernstein Holding L.P. owned approximately 31.1% of the issued and outstanding AllianceBernstein Units and Equitable Holdings, Inc. and its subsidiaries had an approximate 68.2% economic interest in AllianceBernstein (including both the general partnership and limited partnership interests in AllianceBernstein Holding L.P. and AllianceBernstein), and unaffiliated holders held approximately 0.7%.
American Century Investment Management, Inc. is a registered investment advisor and a wholly owned subsidiary of American Century Companies, Inc. (ACC), which is a privately-controlled company and the parent to the related group of subsidiaries involved in the management and distribution of investment products, collectively referred to as American Century Investments®.
BAMCO, Inc., a New York corporation, is a wholly owned subsidiary of Baron Capital Group, Inc. (BCG). Mr. Ronald Baron, with his family, is the controlling stockholder of BCG and is BAMCO's chief executive officer.
BlackRock Advisors, LLC, BlackRock Financial Management, Inc., and BlackRock Investment Management, LLC (collectively, “BlackRock”) are wholly owned subsidiaries of BlackRock, Inc. BlackRock, Inc., through its subsidiaries and divisions, provides (i) investment management services to individuals and institutional investors through separate account management, non-discretionary advisory programs and commingled investment vehicles; (ii) risk management services, investment accounting and trade processing tools; (iii) transition management services, and (iv) securities lending services. BlackRock has been an investment advisor since 1999. Pursuant to certain sub-sub-advisory agreements, BlackRock may utilize sub-sub-advisers, BlackRock (Singapore) Limited located at Twenty Anson, #18-01 20 Anson Road, Singapore 079912, and BlackRock International Limited located at Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, which are affiliates of BlackRock.
Channing Capital Management, LLC (“Channing”) located at 10 S. LaSalle Street Suite 2401 Chicago, Illinois 60603 is a privately held, employee-owned investment management firm founded in 2003. Channing provides investment advisory services to institutional investors with a disciplined “Intrinsic Value” philosophy and process established in 2003. Rodney B. Herenton and Wendell E. Mackey, CFA are the Founding Partners of Channing Capital Management, LLC.
ClearBridge Investments, LLC is a wholly owned subsidiary of Franklin Resources, Inc., a Delaware corporation.
Dimensional Fund Advisors LP (“DFA”) was founded in April 1981. DFA is registered under the Investment Advisers Act of 1940 and began managing assets on behalf of institutional investors in December 1981. DFA is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings, Inc., a Delaware Corporation.
Franklin Advisers, Inc., a registered investment adviser and a California corporation, is a wholly owned subsidiary of Franklin Resources, Inc., a Delaware corporation.
FIAM LLC (“FIAM”) is located at 900 Salem Street, Smithfield, Rhode Island 02917. FIAM is an indirectly held, wholly owned subsidiary of FMR LLC. Pursuant to a sub-sub-advisory agreement, FIAM may utilize sub-sub-adviser, FMR INVESTMENT MANAGEMENT (UK) LIMITED located at 25 Cannon Street, London, England, EC4M 5SB.
Franklin Mutual Advisers, LLC, a registered investment adviser and a Delaware limited liability company, is a wholly owned subsidiary of Franklin Resources, Inc., a Delaware corporation.
Franklin Templeton Institutional, LLC, a registered investment adviser and a Delaware limited liability company, is a wholly-owned subsidiary of Franklin Resources, Inc., a Delaware corporation.
Goldman Sachs Asset Management L.P. is an indirect wholly owned subsidiary of Goldman Sachs Group, Inc., a publicly traded entity.
JPMorgan Investment Management Inc. (“JPMorgan”). JPMorgan is a wholly owned subsidiary of JPMorgan Asset Management Holding Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMorgan is located at 383 Madison Avenue New York, NY 10179.
Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is a Delaware limited partnership. Loomis Sayles' sole general partner, Loomis, Sayles & Company, Inc. is directly owned by Natixis Investment Managers, LLC (“Natixis LLC”). Natixis LLC is an indirect subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is wholly-owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising of two autonomous and complementary retail banking networks consisting of the Caisse

d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.
Massachusetts Financial Services Company (“MFS”) is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. MFS is a majority owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect majority owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company).
Mondrian Investment Partners Limited (“Mondrian”) is owned by its current management. Mondrian is registered as an investment adviser with the SEC and is regulated in the United Kingdom by the Financial Conduct Authority.
Nomura Investments Fund Advisers (“NIFA”) is a series of NIMBT (a Delaware statutory trust), which is a subsidiary of, and subject to the ultimate control of, Nomura Holdings, Inc., a publicly traded Japanese company. The Manager is part of Nomura Asset Management. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients.
Pacific Investment Management Company LLC (“PIMCO”) is a limited liability company that is a majority owned subsidiary of Allianz Asset Management of America LLC (“AAM”) with a minority interest held by Allianz Asset Management U.S. Holding II LLC, each, a Delaware limited liability company, and by certain current and former officers of PIMCO. AAM was organized as a limited liability company under Delaware law in 2000. Through various holding company structures, AAM is majority owned by Allianz SE (“Allianz”). Allianz is a European based, multinational insurance and financial services holding company and a publicly traded German company. The management and operational oversight of Allianz Asset Management of America LLC (“AAM”) are carried out by its Management Board, the sole member of which is currently Tucker J. Fitzpatrick.
Schroder Investment Management North America Inc. (“SIMNA”) is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Pursuant to an amended sub-advisory agreement between LFI and SIMNA, SIMNA may utilize sub-sub-advisers, as applicable, to provide certain sub-advisory services to the Funds it sub-advises, including Schroder Investment Management North America Ltd. (“SIMNA Ltd.”), located at 1 London Wall Place, London, UK EC2Y 5AU. SIMNA Ltd. is an indirect wholly owned subsidiary of Schroders plc and is an affiliate of SIMNA.
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly traded financial holding company organized in Massachusetts. SSGA FM is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSGA FM and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation.
T. Rowe Price Associates, Inc. (“T. Rowe Price”) is one of the nation’s largest investment management firms for individual and institutional investors, retirement plans and financial intermediaries. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company.
Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organization have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
Service marks. The Funds’ service marks and the name “Lincoln” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LFI ceases to be the Funds’ investment adviser.
In the prospectus and sales literature, the name AllianceBernstein will be used with LVIP AllianceBernstein Large Cap Growth Fund; American Century will be used with LVIP American Century Select Mid Cap Managed Volatility Fund; Baron will be used with LVIP Baron Growth Opportunities Fund; BlackRock will be used with LVIP BlackRock Dividend Value Managed Volatility Fund, LVIP BlackRock Equity Dividend Fund, LVIP BlackRock Real Estate Fund and LVIP BlackRock Inflation Protected Bond Fund; Channing will be used with LVIP Channing Small Cap Value Fund; ClearBridge will be used with LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund; Dimensional will be used with LVIP Dimensional U.S. Core Equity 1 Fund, LVIP Dimensional U.S. Core Equity 2 Fund, LVIP Dimensional U.S. Equity Managed Volatility Fund, LVIP Dimensional International Core Equity Fund, and LVIP Dimensional International Equity Managed Volatility Fund; Fidelity will be used with LVIP Fidelity Institutional AM® Total Bond Fund; Franklin Templeton will be used with LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund, LVIP Franklin Templeton Core Bond Fund, LVIP Franklin Templeton Multi-Asset Opportunities Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund and LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund; JPMorgan will be used with LVIP JPMorgan High Yield Fund, LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund, and JPMorgan Short Duration Bond Fund; Loomis, Sayles & Company (Loomis Sayles) will be used with LVIP Loomis Sayles Global Growth Fund, MFS will be used with LVIP Multi-Manager International Growth

Fund, LVIP Multi-Manager International Equity Managed Volatility Fund, and LVIP MFS Value Fund; Mondrian Investment Partners Limited (Mondrian) will be used with LVIP Mondrian Global Income Fund and LVIP Mondrian International Value Fund; Nomura will be used with LVIP Nomura Diversified Floating Rate Fund, LVIP Nomura Mid Cap Value Fund, and LVIP Nomura Social Awareness Fund; Pacific Investment Management Company (PIMCO) will be used with LVIP PIMCO Low Duration Bond Fund; SSGA Funds Management, Inc. will be used for LVIP State Street Bond Index Fund, LVIP State Street International Index Fund, LVIP State Street International Managed Volatility Fund, LVIP State Street Large Cap Managed Volatility Fund, LVIP State Street Mid-Cap Index Fund, LVIP State Street Nasdaq-100 Index Fund, LVIP State Street S&P 500 Index Fund, LVIP State Street Short-Term Bond Index Fund, LVIP State Street Small-Cap Index Fund, and LVIP Small-Mid Cap 200 Fund; T. Rowe Price will be used with LVIP T. Rowe Price Structured Mid-Cap Growth Fund; and Wellington will be used with LVIP Wellington SMID Cap Value Fund. The continued use of these names is subject to the right of the respective sub-adviser to withdraw its permission in the event it ceases to be the sub-adviser to the particular Fund it advises or a change to the underlying fund of a particular fund. In addition, the Trust and Lincoln Financial Distributors has obtained a license to use the registered mark Fidelity Institutional AM® in connection with the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund and the LVIP Fidelity Institutional AM® Total Bond Fund. The Trust also has licensed certain trademarks and the trade names of S&P and of S&P 500® Index and S&P MidCap 400® Index, which are determined, composed and calculated by S&P without regard to the LVIP State Street Large Cap Managed Volatility Fund, LVIP State Street Mid-Cap Index Fund, or LVIP State Street S&P 500 Index Fund. LFI has obtained a license to use the trademarks of MSCI® and EAFE® in connection with LVIP State Street International Index Fund.
Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.
Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LFI or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser's or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 866-436-8717 or on the Funds’ website at https://
lincolnfinancial.com/lvip; and (2) on the SEC's website at http://www.sec.gov.
Portfolio Managers
The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager is referred to in this section as a “portfolio manager.” Portfolio managers are the individuals employed by or associated with the Fund or an investment adviser of the Fund who are primarily responsible for the day-to-day management of the Fund’s portfolio.
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2025.
Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
AllianceBernstein L.P.
John H. Fogarty, CFA
Registered Investment Companies	7	$32,275	0	$0
Other Pooled Investment Vehicles	28	$61,695	0	$0
Other Accounts	3,224	$16,142	0	$0
Vinay Thapar, CFA
Registered Investment Companies	7	$32,969	0	$0
Other Pooled Investment Vehicles	28	$61,995	0	$0
Other Accounts	3,224	$16,142	0	$0
American Century Investment Management, Inc.

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Nathan Rawlins, CFA
Registered Investment Companies	7	$8,069	0	$0
Other Pooled Investment Vehicles	1	$765	0	$0
Other Accounts	4	$598	0	$0
Kevin Toney, CFA
Registered Investment Companies	13	$20,106	0	$0
Other Pooled Investment Vehicles	5	$2,334	0	$0
Other Accounts	9	$1,763	0	$0
Brian Woglom, CFA
Registered Investment Companies	15	$20,375	0	$0
Other Pooled Investment Vehicles	5	$2,334	0	$0
Other Accounts	7	$1,762	0	$0
Nalin Yogasundram
Registered Investment Companies	2	$5,749	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$931	0	$0
Rahul Jadhav, CFA
Registered Investment Companies	1	$5,653	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
BAMCO, Inc.
Neal Rosenberg
Registered Investment Companies	2	$4,199	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	20	$923	0	$0
BlackRock Financial Management, Inc.
Harrison Segall
Registered Investment Companies	2	$1,850	0	$0
Other Pooled Investment Vehicles	1	$162.5	0	$0
Other Accounts	8	$3,140	0	$0
Russell Brownback
Registered Investment Companies	13	$76,210	0	$0
Other Pooled Investment Vehicles	17	$28,970	0	$0
Other Accounts	28	$13,200	8	$5,490
Johan Sjogren
Registered Investment Companies	2	$1,850	0	$0
Other Pooled Investment Vehicles	10	$8,460	0	$0
Other Accounts	9	$3,140	0	$0
BlackRock Investment Management, LLC
Jennifer Hsui, CFA
Registered Investment Companies	371	$3,240,000	0	$0
Other Pooled Investment Vehicles	93	$104,600	0	$0
Other Accounts	0	$0	0	$0
Peter Sietsema
Registered Investment Companies	369	$3,240,000	0	$0
Other Pooled Investment Vehicles	214	$1,290,000	0	$0
Other Accounts	136	$89,110	0	$0
David Zhao
Registered Investment Companies	13	$29,630	0	$0
Other Pooled Investment Vehicles	11	$6470	0	$0
Other Accounts	7	$394.8	1	$61.73

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Cem Inal
Other Pooled Investment Vehicles	10	$26,370	0	$0
Other Accounts	5	$5340	0	$0
Other Pooled Investment Vehicles	5	$331.7	0	$0
Benjamin Tai, CFA
Registered Investment Companies	4	$454.1	0	$0
Other Pooled Investment Vehicles	9	$1,870	0	$0
Other Accounts	6	$2,130	0	$0
James Wilkinson
Registered Investment Companies	16	$1,230	0	$0
Other Pooled Investment Vehicles	17	$2,800	0	$0
Other Accounts	10	$3,100	0	$0
Raj Rehan, CFA
Registered Investment Companies	16	$1,230	0	$0
Other Pooled Investment Vehicles	12	$1,360	0	$0
Other Accounts	8	$2,550	0	$0
Channing Capital Management, LLC
Wendell E. Mackey, CFA
Registered Investment Companies	2	$113	0	$0
Other Pooled Investment Vehicles	2	$30	0	$0
Other Accounts	69	$3473	0	$0
Timothy J. Kroll, CFA
Registered Investment Companies	2	$113	0	$0
Other Pooled Investment Vehicles	2	$30	0	$0
Other Accounts	69	$3473	0	$0
Matthew Betourney, CFA
Registered Investment Companies	2	$113	0	$0
Other Pooled Investment Vehicles	2	$30	0	$0
Other Accounts	69	$3473	0	$0
Kevin B. Reynolds, CFA
Registered Investment Companies	2	$113	0	$0
Other Pooled Investment Vehicles	2	$30	0	$0
Other Accounts	69	$3473	0	$0
Derik D. Coffey, CFA
Registered Investment Companies	2	$113	0	$0
Other Pooled Investment Vehicles	2	$30	0	$0
Other Accounts	69	$3473	0	$0
Jason T. Boles, CFA
Registered Investment Companies	2	$113	0	$0
Other Pooled Investment Vehicles	2	$30	0	$0
Other Accounts	69	$3473	0	$0
ClearBridge Investments, LLC
Michael Kagan
Registered Investment Companies	5	$13613	0	$0
Other Pooled Investment Vehicles	1	$39	0	$0
Other Accounts	8368	$3605	0	$0
Stephen Rigo, CFA
Registered Investment Companies	5	$13613	0	$0
Other Pooled Investment Vehicles	1	$39	0	$0
Other Accounts	8368	$3605	0	$0

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Dimensional Fund Advisors LP
Jed S. Fogdall
Registered Investment Companies	130	$656,178	0	$0
Other Pooled Investment Vehicles	29	$40,414	1	$195
Other Accounts	1,938	$41,346	4	$1,303
Allen Pu, Ph.D.
Registered Investment Companies	70	$342,710	0	$0
Other Pooled Investment Vehicles	16	$30,958	0	$0
Other Accounts	0	$0	0	$0
Mary T. Phillips
Registered Investment Companies	48	$180,965	0	$0
Other Pooled Investment Vehicles	8	$14,701	0	$0
Other Accounts	0	$0	0	$0
William B. Collins-Dean
Registered Investment Companies	25	$138,115	0	$0
Other Pooled Investment Vehicles	7	$12,938	0	$0
Other Accounts	7	$3,348	0	$0
John A. Hertzer
Registered Investment Companies	32	$219,401	0	$0
Other Pooled Investment Vehicles	3	$7,481	0	$0
Other Accounts	2	$9,936	0	$0
Fidelity Institutional Asset Management, LLC
Sean Corcoran
Registered Investment Companies	28	$66,946	0	$0
Other Pooled Investment Vehicles	8	$8,862	0	$0
Other Accounts	1	$252	0	$0
Brian Day
Registered Investment Companies	20	$228,659	0	$0
Other Pooled Investment Vehicles	18	$39,258	0	$0
Other Accounts	27	$18,084	0	$0
Michael Foggin
Registered Investment Companies	15	$20,801	0	$0
Other Pooled Investment Vehicles	13	$12,679	0	$0
Other Accounts	5	$1,658	0	$0
Benjamin Harrison
Registered Investment Companies	20	$15,053	0	$0
Other Pooled Investment Vehicles	4	$2,914	0	$0
Other Accounts	6	$363	0	$0
Celso Muñoz
Registered Investment Companies	21	$228,708	0	$0
Other Pooled Investment Vehicles	18	$39,258	0	$0
Other Accounts	27	$18,084	0	$0
Ford O’Neil[4]
Registered Investment Companies	16	$167,994	0	$0
Other Pooled Investment Vehicles	10	$35,709	0	$0
Other Accounts	7	$3,078	0	$0
Michael Plage
Registered Investment Companies	20	$228,659	0	$0
Other Pooled Investment Vehicles	16	$38,498	0	$0
Other Accounts	27	$18,084	0	$0

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Stacie Ware
Registered Investment Companies	21	$228,708	0	$0
Other Pooled Investment Vehicles	19	$42,177	0	$0
Other Accounts	27	$18,084	0	$0
Julian Potenza
Registered Investment Companies	16	$35,542	0	$0
Other Pooled Investment Vehicles	6	$22,124	0	$0
Other Accounts	51	$20,434	0	$0
Franklin Advisers, Inc.
Christopher W. Floyd, CFA
Registered Investment Companies	15	$10,205	0	$0
Other Pooled Investment Vehicles	6	$2,806	0	$0
Other Accounts	8	$1,840	1	$579
Sundaram Chettiappan, Ph.D7
Registered Investment Companies	10	$4,697	0	$0
Other Pooled Investment Vehicles	11	$2,567	0	$0
Other Accounts	5	$1,742	1	$579
Jose Maldonado, CFA
Registered Investment Companies	5	$5,509	0	$0
Other Pooled Investment Vehicles	5	$240	0	$0
Other Accounts	3	$746	0	$0
Brett Risser
Registered Investment Companies	5	$2,198	0	$0
Other Pooled Investment Vehicles	4	$251	0	$0
Other Accounts	3	$835	1	$579
Albert Chan, CFA
Registered Investment Companies	19	$18,112	0	$0
Other Pooled Investment Vehicles	9	$2,173	0	$0
Other Accounts	36	$2,070	1	$447
Patrick Klein, Ph.D.
Registered Investment Companies	25	$24,001	0	$0
Other Pooled Investment Vehicles	11	$3,613	0	$0
Other Accounts	12	$4,702	2	$1,757
Michael V. Salm
Registered Investment Companies	26	$34,316	0	$0
Other Pooled Investment Vehicles	26	$24,104	1	$24
Other Accounts	20	$4,515	3	$4,172
Adrian H. Chan, CFA
Registered Investment Companies	31	$11,492	0	$0
Other Pooled Investment Vehicles	31	$15,900	0	$0
Other Accounts	4	$1,447	0	$0
Franklin Mutual Advisers, LLC
Timothy Rankin, CFA
Registered Investment Companies	3	$11,163	0	$0
Other Pooled Investment Vehicles	2	$1,282	0	$0
Other Accounts	2	$2	0	$0
Christian Correa, CFA
Registered Investment Companies	4	$18,912	0	$0
Other Pooled Investment Vehicles	2	$752	0	$0
Other Accounts	2	$2	0	$0

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Goldman Sachs Asset Management, L.P.
Osman Ali, CFA
Registered Investment Companies	31	$32,575	0	$0
Other Pooled Investment Vehicles	34	$26,934	1	$97
Other Accounts	41	$13,033	4	$2,794
Len Ioffe, CFA
Registered Investment Companies	32	$37,533	0	$0
Other Pooled Investment Vehicles	39	$27,065	1	$97
Other Accounts	41	$13,033	4	$2,794
Takashi Suwabe
Registered Investment Companies	29	$32,176	0	$0
Other Pooled Investment Vehicles	39	$27,065	1	$97
Other Accounts	41	$13,033	4	$2,794
Dennis Walsh
Registered Investment Companies	31	$32,575	0	$0
Other Pooled Investment Vehicles	34	$26,934	3	$250
Other Accounts	41	$13,033	4	$2,794
Sharanya Srinivasan
Registered Investment Companies	8	$8,028	0	$0
Other Pooled Investment Vehicles	5	$2,739	0	$0
Other Accounts	4	$921	0	$0
J.P. Morgan Investment Management Inc.
Lawrence Playford, CPA, CFA
Registered Investment Companies	14	$20,140	0	$0
Other Pooled Investment Vehicles	2	$244	0	$0
Other Accounts	103	$555	1	$146
Phillip Hart, CFA
Registered Investment Companies	11	$9,172	0	$0
Other Pooled Investment Vehicles	4	$991	0	$0
Other Accounts	3	$892	0	$0
Robert Cook, CFA
Registered Investment Companies	11	$22,388	0	$0
Other Pooled Investment Vehicles	12	$19,657	1	$868
Other Accounts	44	$21,578	0	$0
Thomas Hauser, CFA
Registered Investment Companies	22	$74,091	0	$0
Other Pooled Investment Vehicles	21	$42,834	2	$14
Other Accounts	56	$24,320	0	$0
Jeffrey Lovell, CFA
Registered Investment Companies	11	$12,809	0	$0
Other Pooled Investment Vehicles	13	$18,803	2	$14
Other Accounts	45	$24,829	0	$0
Wonseok Choi
Registered Investment Companies	10	$10,448	0	$0
Other Pooled Investment Vehicles	3	$207	0	$0
Other Accounts	3	$892	0	$0
Akash Gupta
Registered Investment Companies	8	$5,567	0	$0
Other Pooled Investment Vehicles	2	$308	0	$0
Other Accounts	3	$892	0	$0

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Andrew Stern
Registered Investment Companies	8	$7,775	0	$0
Other Pooled Investment Vehicles	4	$13,796	0	$0
Other Accounts	474	$813	0	$0
Robert Ippolito
Registered Investment Companies	8	$5,567	0	$0
Other Pooled Investment Vehicles	2	$308	0	$0
Other Accounts	3	$892	0	$0
Ryan Jones
Registered Investment Companies	5	$17,731	0	$0
Other Pooled Investment Vehicles	1	$169	0	$0
Other Accounts	1	$10	0	$0
Jeremy Miller
Registered Investment Companies	5	$17,731	0	$0
Other Pooled Investment Vehicles	1	$169	0	$0
Other Accounts	1	$10	0	$0
Cary Fitzgerald
Registered Investment Companies	7	$22,301	0	$0
Other Pooled Investment Vehicles	9	$8,801	0	$0
Other Accounts	95	$40,351	1	$411
Toby Maczka
Registered Investment Companies	6	$19,275	0	$0
Other Pooled Investment Vehicles	6	$8,031	0	$0
Other Accounts	94	$39,951	1	$411
Lincoln Financial Investments Corporation
Michael Hoppe, CFA, CFP
Registered Investment Companies	12	$9,709	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Maria Ma, CFA
Registered Investment Companies	4	$1,832	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Alex Zeng, PhD, CFA, CAIA
Registered Investment Companies	15	$32,407	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Loomis, Sayles & Company, L.P.
Aziz V. Hamzaogullari, CFA
Registered Investment Companies	18	$32,813	0	$0
Other Pooled Investment Vehicles	21	$21,263	3	$556
Other Accounts	157	$42,936	1	$375
Massachusetts Financial Services Company
Matthew Barrett
Registered Investment Companies	5	$28,759	0	$0
Other Pooled Investment Vehicles	7	$7,837	0	$0
Other Accounts	24	$12,998	0	$0
Katherine Cannan
Registered Investment Companies	8	$62,451	0	$0
Other Pooled Investment Vehicles	2	$7,957	0	$0
Other Accounts	16	$7,772	0	$0

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Nevin Chitkara[2]
Registered Investment Companies	8	$62,451	0	$0
Other Pooled Investment Vehicles	2	$7,957	0	$0
Other Accounts	16	$7,772	0	$0
Kevin Dwan
Registered Investment Companies	5	$28,759	0	$0
Other Pooled Investment Vehicles	7	$7,842	0	$0
Other Accounts	21	$11,040	0	$0
Eric Fischman, CFA
Registered Investment Companies	7	$62,635	0	$0
Other Pooled Investment Vehicles	6	$7,299	0	$0
Other Accounts	19	$7,862	0	$0
Eric Braz, CFA
Registered Investment Companies	4	$15,071	0	$0
Other Pooled Investment Vehicles	6	$3,425	0	$0
Other Accounts	11	$1,840	0	$0
Thomas Crowley, CFA
Registered Investment Companies	8	$62,451	0	$0
Other Pooled Investment Vehicles	2	$7,957	0	$0
Other Accounts	16	$7,772	0	$0
Mondrian Investment Partners Limited
Alex Simcox, CFA
Registered Investment Companies	4	$7,650	0	$0
Other Pooled Investment Vehicles	15	$4,927	0	$0
Other Accounts	68	$30,726	0	$0
Nigel Bliss
Registered Investment Companies	3	$7,284	0	$0
Other Pooled Investment Vehicles	7	$3,872	0	$0
Other Accounts	60	$26,105	0	$0
David Wakefield, CFA
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	13	$1,475	1	$279
Other Accounts	12	$1,607	3	$788
Matthew Day
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	13	$1,475	1	$279
Other Accounts	12	$1,607	3	$788
Aileen Gan, CFA
Registered Investment Companies	4	$7,650	0	$0
Other Pooled Investment Vehicles	15	$4,927	0	$0
Other Accounts	68	$30,726	0	$0
Nomura Investments Fund Advisers
Christopher S. Adams, CFA
Registered Investment Companies	7	$8,634	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$1,376	0	$0
Kelley M. Carabasi, CFA
Registered Investment Companies	4	$6,704	0	$0
Other Pooled Investment Vehicles	2	$50.7	0	$0
Other Accounts	2	$27.2	0	$0

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Kent P. Madden, CFA
Registered Investment Companies	4	$6,704	0	$0
Other Pooled Investment Vehicles	2	$50.7	0	$0
Other Accounts	2	$27.2	0	$0
Michael S. Morris, CFA
Registered Investment Companies	7	$8,634	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$1,376	0	$0
Donald G. Padilla, CFA[1]
Registered Investment Companies	7	$8,634	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$1,376	0	$0
David E. Reidinger
Registered Investment Companies	7	$8,634	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$1,376	0	$0
Brian M. Scotto
Registered Investment Companies	1	$791.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$556.4	0	$0
Michael Foley
Registered Investment Companies	4	$6,704	0	$0
Other Pooled Investment Vehicles	2	$50.7	0	$0
Other Accounts	2	$27.2	0	$0
Christina Van Het Hoen, CFA
Registered Investment Companies	7	$8,634	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$1,376	0	$0
Janaki Rao
Registered Investment Companies	8	$7,355	0	$0
Other Pooled Investment Vehicles	2	$820.7	0	$0
Other Accounts	42	$4,764	0	$0
Chad Bolen, CFA[5]
Registered Investment Companies	7	$7,367	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	13	$1,250	0	$0
William Mitchell III[6]
Registered Investment Companies	7	$7,367	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	13	$1,250	0	$0
Pacific Investment Management Company, LLC
Jerome M. Schneider
Registered Investment Companies	21	$93,457	0	$0
Other Pooled Investment Vehicles	19	$28,967	3	$706
Other Accounts	41	$31,335	3	$903
Daniel Hyman
Registered Investment Companies	20	$25,864	0	$0
Other Pooled Investment Vehicles	2	$695	1	$562
Other Accounts	17	$6,562	3	$722

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Nate Chiaverini
Registered Investment Companies	4	$26,850	0	$0
Other Pooled Investment Vehicles	1	$83	0	$0
Other Accounts	21	$8,742	0	$0
Schroder Investment Management North America Inc.
Marcus Durell
Registered Investment Companies	2	$1,053	0	$0
Other Pooled Investment Vehicles	21	$3,788	0	$0
Other Accounts	61	$25,334	1	$489.84
Mallory Timmermans
Registered Investment Companies	2	$1,053	0	$0
Other Pooled Investment Vehicles	20	$3,775	0	$0
Other Accounts	61	$25,334	1	$489.84
SSGA Funds Management, Inc. (Investment Solutions Group - Michael Martel, Jeremiah Holly)
Registered Investment Companies	24	$29,963	0	$0
Other Pooled Investment Vehicles	223	$377,432	0	$0
Other Accounts	159	$170,042	3	$327.7
SSGA Funds Management, Inc. (Fixed Income Beta Solutions Team – Michael Brunell, Marc DiCosimo, Christopher DiStefano, David Marchetti, Read Burns, Michael Przygoda)
Registered Investment Companies	51	$167,304	0	$0
Other Pooled Investment Vehicles	125	$250,180	0	$0
Other Accounts	161	$154,554	0	$0
SSGA Funds Management, Inc. (Systematic Equity Team – Thomas Coleman, Michael Finocchi, Ted Janowsky, Emiliano Rabinovich, Keith Richardson, Karl Schneider, Amy Scofield)
Registered Investment Companies	138	$1,527,560	0	$0
Other Pooled Investment Vehicles	373	$1,184,273	0	$0
Other Accounts	461	$647,271	0	$0
T. Rowe Price Associates, Inc.
Donald J. Peters[3]
Registered Investment Companies	8	$10,839	0	$0
Other Pooled Investment Vehicles	6	$2,439	0	$0
Other Accounts	7	$348.8	0	$0
James Stillwagon
Registered Investment Companies	6	$62,922	0	$0
Other Pooled Investment Vehicles	4	$45,734	0	$0
Other Accounts	3	$585	0	$0
Dante Pearson
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Eric DeVilbiss, CFA
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Wellington Management Company LLP
Gregory J. Garabedian
Registered Investment Companies	5	$2,837	0	$0
Other Pooled Investment Vehicles	3	$216	0	$0
Other Accounts	2	$195	0	$0
1
Effective July 1, 2026, Mr. Padilla will no longer be a portfolio manager of the Fund.
2
Effective May 31, 2026, Mr. Chitkara will no longer be a portfolio manager of the Fund.
3
Effective December 31, 2026, Mr. Peters will no longer be a portfolio manager of the LVIP T. Rowe Price Structured Mid-Cap Growth Fund and LVIP Blended Mid Cap Managed Volatility Fund.
4
Effective September 30, 2026, Mr. O’Neil will no longer be a portfolio manager of the Fund.
5
Other Accounts Managed data is provided as of March 31, 2026.
6
Other Accounts Managed data is provided as of March 31, 2026.
7
Effective June 1, 2026, Mr. Chettiappan will no longer be a portfolio manager of the Fund.
Material Portfolio Manager Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager of a mutual fund has day-to-day management responsibilities with respect to the portfolio assets of more than one investment account, such as other pooled investment vehicles (including mutual funds, private funds, etc.) or separately managed accounts (collectively, “Accounts”).
Potential conflicts of interest may occur in connection with a portfolio manager’s management of a fund named in this SAI (a “Fund”), on one hand, and the investments of another Account, on the other. LFI has policies and procedures that it believes reasonably address the conflicts associated with managing multiple Accounts. The management of multiple Accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and the Fund. Material conflicts may exist between the investment strategy of the Fund and the investment strategy of other Accounts managed by the portfolio manager such as when an Account sells (or buys) a security, while the Fund buys or holds (or sells) the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by the Fund.
Material conflicts may exist in the allocation of investment opportunities between the Fund and other Accounts managed by the portfolio manager. LFI and each Fund’s sub-adviser(s), if any, have adopted policies and procedures designed to allocate investments fairly across a Fund and other Accounts.
No Fund or other LFI managed Account with a strategy similar to any of the Funds charges a performance-based fee.
The information below relates solely to the Fund(s) managed by the particular adviser or sub-adviser.
Lincoln Financial Investments Corporation (“LFI”)
Subadvised Funds. LFI manages certain Fund portfolio investments via a “manager of managers” structure, whereby LFI selects and oversees sub-advisers that, in turn, manage a Fund’s portfolio investments, such as equity (stocks), fixed-income (bonds), and exchange-traded funds (“ETFs”). LFI conducts ongoing reviews of each sub-adviser’s business practices and investment operations. The Funds’ manager of managers structure, as well as Accounts not being charged performance-based fees, greatly reduces the potential for LFI Fund portfolio managers to face conflicts of interest regarding the management of other Accounts.
Funds of Funds. LFI provides direct asset management services for certain Funds known as “funds of funds.” A fund of funds for which LFI serves as the investment adviser invests its assets in other mutual funds and closed-end registered investment companies, such as the Lincoln Bain Capital Total Credit Fund, for which LFI also serves as the investment adviser (which are branded “LVIP” or “Lincoln” funds), and funds, including ETFs, managed by unaffiliated investment managers (collectively, the “underlying funds”). LFI fund portfolio managers maintain an asset allocation strategy for each LVIP fund of funds and make decisions regarding allocations to underlying funds based on the LVIP fund of funds’ investment objectives, policies, practices and other relevant investment considerations that the portfolio managers deem applicable. For information on an LVIP Fund’s current holdings, including information on affiliated portfolio holdings, see the Fund’s most recent shareholder report or quarterly holdings disclosures, which are posted online at www.lincolnfinancial.com/lvip.
LFI and the Funds generally rely on SEC Rule 12d1-4 to implement the fund of funds structure. LFI, as a fiduciary to each Fund, selects underlying funds that it believes are in a Fund’s best interest based on a variety of factors.
LFI and its affiliates receive advisory and other fees from underlying LVIP and Lincoln Funds for the management and other services that LFI and its affiliates provide to the LVIP and Lincoln Funds. As such, LFI is subject to a conflict of interest in selecting underlying funds and has an incentive to invest in underlying LVIP and Lincoln Funds and favor greater allocations to those underlying funds that will pay the highest fee rate to LFI. Similarly, unaffiliated investment managers and their affiliates receive advisory and/or other fees from the underlying funds they or their affiliates manage. The affiliated and unaffiliated underlying funds may have advisory fee rates that are higher and/or fee structures that are different than those of the Funds. A portfolio manager’s management of Accounts with different advisory fee rates and/or fee structures raises potential conflicts of interest by creating an incentive to favor Accounts that charge higher fees.
As decision-makers for the LVIP funds of funds, LFI portfolio managers have the authority and discretion to manage fund of funds’ allocations to underlying funds. LFI’s policy is for LFI portfolio managers to make decisions concerning the selection of underlying funds based on the best interests of each Fund and its shareholders, without regard to any revenue that LFI receives or might receive, directly or indirectly, from the Funds or underlying funds for services provided by LFI, an LFI affiliate or any sub-adviser. At the same time, LFI expects to invest in affiliated underlying funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more comparable unaffiliated underlying funds. As noted above, LFI is subject to a conflict of interest in making an investment in an affiliated underlying fund, or in maintaining an existing investment in an affiliated underlying fund, and LFI also might have an interest in making such an investment in order to benefit that affiliated underlying fund (for example, by assisting the affiliated underlying fund in achieving or maintaining scale or to provide greater viability or, alternatively, to reduce the amounts waived and/or reimbursed by LFI to maintain the underlying fund’s expense cap, if applicable). Notwithstanding the foregoing, LFI is a fiduciary and is legally obligated to act in an LVIP fund of fund’s best interests when selecting underlying funds. The Funds have additional policies and procedures in place to comply with SEC rules concerning funds of funds.
Cross Trades. LFI portfolio managers do not manage Fund assets that may be included in cross-trades. Fund sub-advisers effect any such trades, and each sub-adviser has represented to LFI that it has procedures in place to comply with relevant SEC regulations.
Multiple Accounts. A Fund portfolio manager’s management of multiple Accounts may result in the portfolio manager devoting unequal time and attention to the management of each Account. Although LFI does not track the time a portfolio manager spends on a single Fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the Accounts for which he or she is responsible. LFI seeks to manage competing interests for the time and attention of portfolio managers and other LFI personnel.
Personal Accounts. Personal accounts of LFI investment personnel may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LFI’s code of ethics.
AllianceBernstein
As an investment adviser and fiduciary, AllianceBernstein owes its investment advisory client’s duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.
Approach to Handling Conflicts of Interest
When acting as a fiduciary, AllianceBernstein owes our investment advisory clients a duty of loyalty. This includes the duty to address – or at least disclose – conflicts of interest which may exist between different clients, between the firm and clients, or between our employees and clients. Where potential conflicts arise from our fiduciary activities, we take steps to mitigate, or at least disclose, them. Where our activities do not involve fiduciary obligations – such as the level of client servicing we offer through each client channel – we reserve the right to act in accordance with our business judgment. Conflicts arising from fiduciary activities that we cannot avoid (or choose not to avoid) are mitigated through written policies that we believe protect the interests of our clients as a whole. In these cases — which include issues such as personal trading and client entertainment — regulators have generally prescribed detailed rules or principles for investment firms to follow. By complying with these rules and using robust compliance practices, we believe we address these conflicts appropriately. Some potential conflicts are outside the scope of compliance monitoring. Identifying these conflicts requires careful and continuing consideration of the interaction of different products, business lines, operational processes and incentive structures. These interactions are not static; changes in the firm’s activities can lead to new potential conflicts. Potential conflicts may also arise from new products or services, operational changes, new reporting lines and market developments.
Conflicts Committee: To assist in this area, AllianceBernstein has appointed a Conflicts Committee, which is chaired by our firm’s Conflicts Officer. The Committee is comprised of compliance directors, firm counsel and experienced business leaders, who review areas of change and assess the adequacy of controls. The work of our Conflicts Committee is overseen by our Code of Ethics Oversight Committee.
Written Policies and Procedures: AllianceBernstein has an “Approach to Potential Conflicts” disclosure which summarizes our firm’s conflicts management plan. It is meant to provide our employees, clients, and prospective clients with a summary description of the conflicts and potential conflicts we may encounter, and outlines the policies and procedures the firm maintains for managing those conflicts. For a more detailed account of the conflicts and our approaches to handling those conflicts please refer to AllianceBernstein Form ADV Part 2A (“the ADV”). Both our ADV and our Code of Ethics are available at www.alliancebernstein.com.
Employee Personal Trading: AllianceBernstein (“AB”) has adopted a Code of Business Conduct and Ethics (the “Code”) that is designed to detect and prevent conflicts of interest amongst investment professionals and other personnel of AB. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of AB’s Code, AB permits its employees to engage in personal securities transactions, including acquisition of AB's proprietary Mutual Funds and ETFs, though the Code generally discourages employees from engaging in personal trading of individual securities. AB’s Code requires disclosure of all personal and dependent accounts and maintenance of brokerage accounts must be with designated broker-dealers approved by AB. AB’s Code also requires preclearance of all securities transactions including AB’s proprietary funds (except transactions in U.S. Treasuries and non-AB open-end mutual funds), as well as imposes a limit of twenty (20) personal trades per rolling 30 days and a 60-day holding period for securities purchased by employees to discourage short-term trading. Subject to reporting and certain controls, AB may allow its employees to hire discretionary investment advisers to manage their personal accounts. Employees must confirm annually that they have disclosed any potential conflicts of interest and that they are in compliance with the requirements associated with the firm's Policy and Procedures.
The Code’s personal trading procedures are administered by the AB’s Legal and Compliance Department. The firm has established a Code of Ethics Oversight Committee, which is comprised of senior firm personal and who are responsible for reviewing exceptions to and violations of the Code, as well as establishing new or amending rules as necessary.
Managing Multiple Accounts for Multiple Clients: AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is generally not tied specifically to the performance of any particular client’s account, nor is it generally tied directly to the level or change in level of assets under management.
Allocating Investment Opportunities: The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. AllianceBernstein’s policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis) and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.
AllianceBernstein’s procedures are also designed to address potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.
American Century Investment Management, Inc. (“American Century”)
Certain conflicts of interest may arise in connection with American Century Investments’ management of client portfolios with different investment strategies. Potential conflicts can include, for example, one investment strategy buying or selling a security while another has a different, potentially opposite, position in the same security. This may include one investment strategy taking a short position in the security of an issuer that is held long in another investment strategy (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities across client portfolios, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Management of American Century Investments’ client portfolios is organized according to investment discipline and investment strategy. Investment disciplines include, for example, Disciplined Equity, Global Growth Equity (both U.S. and Global/Non-U.S.), Global Value Equity, Global Fixed Income, Multi-Asset Strategies, American Century Rules-Based ETF strategies, Avantis Investors strategies, and Private Investments. Within each investment discipline are one or more portfolio teams responsible for managing specific investment strategies, such as U.S. Disciplined Core Value, U.S. Small Cap Value, U.S. Large Cap Growth, Emerging Markets Equity and U.S. Core Fixed Income. In some cases, a portfolio manager or team may be responsible for managing (or assisting in managing) multiple investment strategies within or across investment disciplines. Generally, client portfolios with similar investment strategies are managed by the same portfolio management team using similar investment objectives, approaches and philosophies. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across client portfolios with similar investment strategies, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains information barriers that restrict portfolio management teams within an investment discipline from having access to information regarding security positions, orders or transactions in client portfolios or investment strategies in other investment disciplines. If a portfolio manager or team manages or assists in managing an investment strategy in another investment discipline, that portfolio manager or team will only have access to information relating to that investment strategy and not other investment strategies within that investment discipline. The information barriers are intended to aid in preventing the misuse of portfolio holdings information or trading activity in other investment disciplines. Portfolio managers or teams that manage (or assist in managing) investment strategies across investment disciplines will not allow their access to portfolio holdings and/or trading information in one investment discipline to in any way impact decisions they make for client portfolios in other investment disciplines.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. A centralized trading desk executes all fixed income securities transactions for Avantis ETFs and mutual funds. For all other funds in the American Century complex, portfolio teams are responsible for executing fixed income trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system. There is an ethical wall between the Avantis trading desk and all other American Century traders. The Advisor’s Global Head of Trading monitors all trading activity for best execution and to make sure no set of clients is being systematically disadvantaged.
Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.
BAMCO, Inc. (BAMCO)
Conflicts of interest could arise in connection with managing the Fund along with other funds and the accounts of other clients of BAMCO and of clients of BAMCO’s affiliated investment adviser, Baron Capital Management, Inc. (BCM). Because of market conditions, client investment restrictions, Adviser imposed investment guidelines and the consideration of factors such as cash availability and diversification considerations, not all investment opportunities will be available to the Fund and all clients at all times. BAMCO has joint trading policies and procedures designed to ensure that no Fund or client is systematically given preferential treatment over time. The Fund’s Chief Compliance Officer monitors allocations for consistency with this policy and reports to the Board annually. Because an investment opportunity may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the accounts of clients managed by BAMCO and its affiliate.
To the extent that the Fund’s portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts. In addition, differences in the investment restrictions or strategies among the fund and other accounts may cause the portfolio manager to take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the portfolio manager may provide more revenue to BAMCO. While this may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, BAMCO takes all necessary steps to ensure that the portfolio manager endeavors to exercise his discretion in a manner that is equitable to the Fund and other accounts.

BAMCO believes that it has policies and procedures in place that address the Fund’s potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocations of orders for execution to brokers and portfolio performance dispersion review), disclosure of confidential information and employee trading.
BlackRock Financial Management, Inc., BlackRock Advisors, LLC, and BlackRock Investment Management, LLC (BlackRock)
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Brownback, Rieder, Koesterich and Segall may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Brownback, Rieder, Koesterich and Segall may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
Channing Capital Management, LLC
Potential conflicts of interest may arise because the investment team uses the same proprietary investment methodology for the Fund as they use for other clients. This means that the investment team will make the investment strategies used to manage the Fund available to other clients. As a result, there may be circumstances under which the Fund and other clients of the Advisor may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the investment team purchases or sells various investments for other clients and do not purchase or sell the same investments for the Fund, or purchase or sell an investment for the Fund and do not include such investment in purchases or sales for other clients. This is because each client’s investment policy guidelines and/or prevailing market conditions at the time of such purchases or sales are made may differ from those of the Fund. Each member of the investment team may also carry on investment activities for his own account(s) and/or the accounts of family members.
ClearBridge Investments, LLC (ClearBridge)
Potential conflicts of interest may arise when the fund’s portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the fund’s portfolio managers.
The subadviser and the fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the subadviser and the individuals that each employs. For example, the subadviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The subadviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the subadviser and the fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:
Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Investment Opportunities. If a portfolio manager identifies an investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity. The subadviser has adopted policies and procedures to ensure that all accounts, including the fund, are treated equitably.
Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
Selection of Broker/Dealers. In addition to executing trades, some broker/dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. For this reason, the subadviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.
Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Dimensional Fund Advisors LP (Dimensional)
Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one fund and other accounts. Other accounts include registered mutual funds (other than the LVIP Dimensional U.S. Core Equity 1 Fund, LVIP Dimensional U.S. Core Equity 2 Fund, and LVIP Dimensional International Core Equity Fund, or collectively, “LVIP Dimensional Funds”), exchange-traded funds, other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (collectively, “Accounts”). An Account may have similar investment objectives to the LVIP Dimensional Funds, or may purchase, sell, or hold securities that are eligible to be purchased, sold, or held by the LVIP Dimensional Funds. Actual or apparent conflicts of interest include:
Time Management. The management of multiple Accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or Account. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the LVIP Dimensional Funds.
Investment Opportunities. It is possible that at times identical securities will be held by the LVIP Dimensional Funds and one or more Accounts. However, positions in the same security may vary and the length of time that the LVIP Dimensional Funds or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Account, the LVIP Dimensional Funds may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across multiple Accounts.
Broker Selection. With respect to securities transactions for the LVIP Dimensional Funds, Dimensional determines which broker to use to execute each order, consistent with Dimensional’s duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separately managed accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for LVIP Dimensional Funds and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the LVIP Dimensional Funds or the Account.
Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.
Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to LVIP Dimensional Funds or other Accounts for which he or she has portfolio management responsibilities. Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts.
However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
FIAM LLC (“FIAM”)
A portfolio manager’s compensation plan may give rise to potential conflicts of interest. A portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FIAM or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the Code of Ethics applicable to the portfolio manager.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FIAM or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FIAM or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FIAM investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FIAM for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FIAM and its affiliates adopted policies and procedures and maintain a compliance program designed to help manage such actual and potential conflicts of interest.
Franklin Advisers, Inc. and Franklin Mutual Advisers, LLC
Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
Goldman Sachs Asset Management, L.P. (“GSAM”)
GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”), a financial holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. Goldman Sachs acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, custodian, counterparty, agent, principal, distributor, investor or in other commercial capacities (including portfolio companies) for accounts or companies or affiliated or unaffiliated investment funds (including pooled investment vehicles and private funds). In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets and the securities and issuers in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and its affiliates perform or seek to perform investment banking or other services. As a manager of the Fund, GSAM receives management fees from the Fund. In addition, GSAM’s affiliates may earn fees from relationships with the Fund. Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by GSAM or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund. In some cases, such adverse impacts may result from differences in timing of transactions by accounts relative to when the Fund executes transactions in the same securities. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
JPMorgan Investment Management, Inc. (“JPMIM”)
J.P. Morgan Investment Management Inc. (“JPMIM”) and/or its affiliates (the “Affiliates” or “JPMorgan”) provide an array of discretionary and non-discretionary investment management services and products to institutional clients (including third-party registered investment companies (“Funds”)) and individual investors. The following describes potential and actual conflicts of interest that JPMorgan can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of interest regarding JPMorgan is set forth in JPMorgan’s Form ADV. A copy of Part 1 and Part 2A of JPMorgan’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).

Acting for Multiple Clients. The potential for conflicts of interest exists when portfolio managers manage a fund and other accounts with similar investment objectives and strategies as the fund (“Other Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing JPMIM’s and its Affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
In general, JPMIM faces conflicts of interest when it renders investment advisory services to several clients and, from time to time, provides dissimilar investment advice to different clients. For example, when Funds or Other Accounts engage in short sales of the same securities held by a Fund, JPMIM could be seen as harming the performance of a Fund for the benefit of the Other Accounts engaging in short sales, if the short sales cause the market value of the securities to fall. In addition, a conflict could arise when one or more Other Accounts invest in different instruments or classes of securities of the same issuer than those in which a Fund invests. In certain circumstances, Other Accounts have different investment objectives or could pursue or enforce rights with respect to a particular issuer in which a Fund has also invested and these activities could have an adverse effect on the Fund. For example, if a Fund holds debt instruments of an issuer and an Other Account holds equity securities of the same issuer, then if the issuer experiences financial or operational challenges, the Fund (which holds the debt instrument) may seek a liquidation of the issuer, whereas the Other Account (which holds the equity securities) may prefer a reorganization of the issuer. In addition, an issuer in which the Fund invests may use the proceeds of the Fund’s investment to refinance or reorganize its capital structure which could result in repayment of debt held by JPMorgan or an Other Account. If the issuer performs poorly following such refinancing or reorganization, the Fund’s results will suffer whereas the Other Account’s performance will not be affected because the Other Account no longer has an investment in the issuer. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, a Fund will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by JPMorgan or Other Accounts.

Positions taken by Other Accounts may also dilute or otherwise negatively affect the values, prices or investment strategies associated with positions held by a Fund. For example, this may occur when investment decisions for a Fund are based on research or other information that is also used to support portfolio decisions by JPMIM for Other Accounts following different investment strategies or by Affiliates in managing their clients’ accounts. When an Other Account or an account managed by an Affiliate implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable investment results, and the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged.
Investment opportunities that are appropriate for a Fund may also be appropriate for Other Accounts and there is no assurance the Fund will receive an allocation of all or a portion of those investments it wishes to pursue. JPMIM’s management of an Other Account that pays it a performance fee or a higher management fee and follows the same or similar strategy as a Fund or invests in substantially similar assets as a Fund, creates an incentive for JPMIM to favor the account paying it the potentially higher fee, e.g., in placing securities trades.
JPMIM and its Affiliates, and any of their directors, partners, officers, agents or employees, also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or an Affiliate. JPMorgan and/or an Affiliate, within their discretion, may make different investment decisions and take other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, an Affiliate or any of its employees may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or an Affiliate or its clients. JPMIM, its Affiliates and their respective directors, officers and employees face a conflict of interest as they will have income or other incentives to favor their own accounts or proprietary accounts.

Preferential Treatment. JPMIM receives more compensation with respect to certain Funds or Other Accounts than it receives with respect to a Fund, or receives compensation based in part on the performance of certain accounts. This creates a conflict of interest for JPMIM and its portfolio managers by providing an incentive to favor those accounts. Actual or potential conflicts of interest also arise when a portfolio manager has management responsibilities to more than one account or Fund, such as devotion of unequal time and attention to the management of the Funds or accounts.
Allocation and Aggregation. Potential conflicts of interest also arise with both the aggregation of trade orders and allocation of securities transactions or investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities raise a potential conflict of interest because JP Morgan has an incentive to allocate trades or investment opportunities to certain accounts or Funds. For example, JPMorgan has an incentive to cause accounts it manages to participate in an offering where such participation could increase JPMorgan’s overall allocation of securities in that offering. When JPMorgan serves as sub-adviser (or investment adviser) to an underlying Fund, as well as certain Funds-of-Funds, it faces certain potential conflicts of interest when allocating the assets of the sub-advised Funds-of-Fund among its underlying Funds. For example, JPMorgan has an incentive to allocate assets of the Fund-of-Funds to seed a new fund or to allocate to an underlying Fund that is small, pays higher fees to JPMorgan or to which JPMorgan has provided seed capital.

Overall Position Limits. Potential conflicts of interest also exist when JPMorgan maintains certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon JPMorgan by law, regulation, contract or internal policies. These limitations have precluded and, in the future could preclude, a Fund from purchasing particular securities or financial instruments, even if the securities or financial instruments would otherwise meet the Fund’s objectives. For example, there are limits on the aggregate amount of investments by affiliated investors in certain types of securities that may not be exceeded without additional regulatory or corporate consent. There also are limits on the writing of options by a Fund that could be triggered based on the number of options written by JPMIM on behalf of other investment advisory clients. If certain aggregate ownership thresholds are reached or certain transactions are undertaken, the ability of a Fund to purchase or dispose of investments, or exercise rights or undertake business transactions, will be restricted.

The goal of JPMIM and its Affiliates is to meet its fiduciary obligation with respect to all clients. JPMIM and its Affiliates have policies and procedures that seek to manage conflicts. JPMIM and its Affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its Affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders received in the same security and within a reasonable time period from a market event (e.g., a change in a security rating) are continuously aggregated on the appropriate trading desk so that new orders are aggregated with current outstanding orders, consistent with JPMIM’s duty of best execution for its clients. However, there are circumstances when it may be appropriate to execute the second order differently due to other constraints or investment objectives. Such exceptions often depend on the asset class. Examples of these exceptions, particularly in the fixed-income area, are sales to meet redemption deadlines or orders related to less liquid assets.
If aggregated trades are fully executed, accounts participating in the trade will typically be allocated their pro rata share on an average price basis. Partially filled orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. Use of average price for execution of aggregated trade orders is particularly true in the equity area. However, certain investment strategies, such as the use of derivatives, or asset classes, such as fixed-income that use individual trade executions due to the nature of the strategy or supply of the security, may not be subject to average execution price policy and would receive the actual execution price of the transaction. Additionally, some accounts may be excluded from pro rata allocations. Accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. Deviations from pro rata allocations are documented by the business. JPMorgan attempts to mitigate any potential unfairness by basing non-pro-rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM so that fair and equitable allocation will occur over time.
Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However JPMIM and its Affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM or its affiliates so that fair and equitable allocation will occur over time.
Loomis, Sayles & Company, L.P. (Loomis Sayles)
Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. In addition, due to differences in the investment strategies or restrictions among a Fund and a portfolio manager’s other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund(s). Although such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts and may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time and resources, Loomis Sayles strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. Furthermore, Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s investment objective, investment guidelines and restrictions, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains Trade Allocation and Aggregation Policies and Procedures to mitigate the effects of these potential conflicts as well as other types of conflicts of interest. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises or that Loomis Sayles will treat all accounts identically. Conflicts of interest also arise to the extent a portfolio manager short sells a stock or otherwise takes a short position in one client account but holds that stock long in other accounts, including the Fund(s), or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in Loomis Sayles’ Brokerage Allocation Policies and Procedures and Loomis Sayles’ Trade Aggregation and Allocation Policies and Procedures.

Massachusetts Financial Services Company (“MFS”)
MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures reasonably designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.
The management of multiple funds and accounts (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest). MFS' trade allocation policies could have a detrimental effect on the Fund if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.
When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.
MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its affiliates, its employees, its officers, and/or its directors own or have an interest.
To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.
Mondrian Investment Partners Limited (Mondrian)
CONFLICT OF INTEREST POLICY
Introduction
Mondrian Investment Partners Limited (“Mondrian”) has a fiduciary duty to its clients and as such must identify and take steps to mitigate potential conflicts of interest.
A conflict of interest arises when Mondrian and/or its employees have a competing professional or personal interest which could affect their ability to act in the best interests of Mondrian’s clients. A conflict could exist even if no unethical or improper act results from it.
Mondrian has a culture which fully recognises the fiduciary duty we owe our clients and promotes the ethos of ensuring that clients’ interests are put ahead of the firms. Mondrian has a number of committees which have a key role in ensuring that the management of conflicts of interest is embedded in the business processes. For example:
•
Compliance & Risk Committee – ensures that Mondrian has adequate arrangements for complying with regulatory principles and rules.
•
Best Execution & Trading Oversight Committee – ensures that Mondrian’s trading arrangements provide cost effective, quality trade execution
•
Proxy Voting Committee – ensures that Mondrian’s proxy voting policy is operated in the best interests of clients and any conflicts are properly managed.
•
Fair Value Pricing Committee – ensures that the client’s best interests are paramount in any required pricing adjustments/recommendations.
The UK regulator, the Financial Conduct Authority, requires regulated firms to identify conflicts of interest (both between the firm and its clients and the firm’s employees and its clients) and establish, implement and maintain an effective written conflicts of interest policy. Mondrian is also registered with the SEC which has similar requirements for the identification and management of conflicts of interest.
Mondrian maintains and operates various policies and procedures which are designed to prevent conflicts of interest materializing and adversely affecting the interests of our clients.
The purpose of this conflicts of interest policy is to outline Mondrian’s approach to the identification, management, recording and where relevant, disclosure of conflict of interests.

Identifying Conflicts of Interest
For the purpose of identifying conflicts of interest that may arise in the course of providing a service to our clients, we have considered whether Mondrian, its employees or another client, are directly or indirectly, likely to:
•
Make a financial gain, or avoid a financial loss, at the expense of the client;
•
Have an interest in the outcome of a service provided to a client or in a transaction carried out on behalf of the client, which is distinct from the client’s interest in that outcome;
•
Have a financial or other incentive to favor the interest of one client or group of clients over the interest of another client or group of clients;
•
Receive from a person other than the client an inducement in relation to the service provided to the client, in the form of monies, goods or services, other than the standard fee for that service.
Mondrian’s senior management is engaged in ensuring that the Conflicts of Interest Policy is up to date and has identified all relevant conflicts, including discussion and agreement of a mitigation plan for any new conflict that arises.
Monitoring of Compliance with Conflicts of Interest Procedures
Mondrian maintains a Conflicts of Interest Register that lists all potential conflicts of interest that have been identified. Any conflicts arising are logged immediately in the Conflicts of Interest Register.
Mondrian has written policies and procedures addressing each conflict identified in the Register. These policies and procedures are designed to manage the potential conflict so that the interests of clients are always put ahead of Mondrian or its employees.
Where a conflict has arisen, steps are taken to ensure that the conflict either does not arise again or is properly managed so that client interests remain paramount. These details are also recorded in the Register.
Mondrian has a comprehensive Compliance Monitoring Programme which is specifically designed to check that key conflicts have been properly managed. A large number of the different types of tests that are carried out each year include checks to ensure that conflicts have been properly managed.
Any apparent violations of the procedures designed to manage conflicts are investigated and reported to the Chief Compliance Officer, who will determine any action necessary. Any material matters would be reported to senior management and the Mondrian Compliance & Risk Committee and, where required, any relevant regulator.
Disclosure of Potential Conflicts of Interest
Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities;
•
Access to non-public information
•
Allocation of aggregated trades
•
Allocation of investment opportunities
•
Allocation of new issue opportunities
•
“Cherry picking” (inappropriate attempts to improve the appearance of portfolio performance)
•
Client order priority – advisory
•
Client order priority – directed and restricted brokers
•
Client order priority – trading across mandates
•
Dealing in investments as agent for more than one party
•
Dealing in investments as principal in connection with the provision of seed capital for Mondrian sponsored Limited Partnerships and other Mondrian Funds
•
Directorships and external business arrangements
•
Dual agency (cross trades)
•
Employee personal account dealing
•
Employee personal charitable giving
•
Employee personal political giving
•
Employee remuneration
•
Error resolution
•
Execution Related Services
•
Gifts and entertainment
•
Investment in shares issued by companies who are clients of Mondrian
•
Management of investment capacity
•
Marketing materials
•
Most favored nation fee arrangements

•
Performance fees
•
Personal conflicts of interest
•
Placement agents and pay to play
•
Portfolio holdings disclosure
•
Portfolio pumping (price manipulation to improve portfolio performance)
•
Pricing and valuation
•
Product allocation
•
Proxy voting and shareholder activism
•
Relationships with consultants
•
Research Related Services
•
“Step out trades” (where a broker shares commission with a third party)
•
Transactions with affiliated brokers
•
“Window dressing” (inappropriate attempts to improve the appearance of portfolio performance)
Mondrian has separately documented policies and procedures in place to address each of these potential conflicts of interest.
If Mondrian’s arrangements are not sufficient to ensure with reasonable confidence that the risks of damage to the interests of a client will be prevented, Mondrian will clearly disclose with sufficient details the nature and sources of the conflict to the client.
The disclosure will be made prior to the conclusion of a contract, and in a durable medium to the client. It will include sufficient detail of the conflict and the steps undertaken to mitigate these risks in order to enable the client to take an informed decision.
More information
If you need more information on Mondrian’s conflicts policies please contact Mondrian’s Chief Compliance Officer for details:
Edward Lambert Chief Compliance Officer Mondrian Investment Partners Limited Phone: +44 20 7477 7000 Email: edward.lambert@mondrian.com
Nomura Investments Fund Advisers (“NIFA”)
Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for each such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or a Fund. Additionally, the management of multiple funds or accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. NIFA has established proprietary accounts and initial seed accounts, and also manages accounts for affiliated entities. A portfolio manager also may have invested in certain funds or accounts managed by NIFA. Accordingly, portfolio managers have an incentive to favor these accounts or funds over other client accounts or funds. NIFA has adopted procedures designed to allocate investments fairly across multiple funds and accounts including, unless prohibited by applicable law, proprietary and affiliated accounts.
Some of the accounts managed by the portfolio managers as set forth in the table above may have performance-based fees. This compensation structure presents a potential conflict of interest because a portfolio manager has an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which NIFA does not receive a performance-based fee.
A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While NIFA’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.
When NIFA or its affiliates establish proprietary accounts, provide the initial seed capital in connection with the creation of a new investment product or style, and manage affiliate accounts, these accounts may not exhibit the same performance results as a similarly managed Fund for a variety of reasons, including regulatory restrictions on the type and amount of securities in which the proprietary capital invests, differential credit and financing terms, and the use of hedging transactions that differ from those used to implement investment strategies for advisory clients.
Pacific Investment Management Company, LLC (“PIMCO”)
From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information (“MNPI”) about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds.

The other accounts might also have different investment objectives or strategies than the Funds. Investors should be aware that investments made by a Fund and the results achieved by a Fund at any given time are not, including for the same or similar instruments, expected to be the same as those made by other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to a Fund. This may be attributable to a wide variety of factors, including, but not limited to, the use of a different strategy or portfolio management team, the execution venue(s) used for a given strategy or Fund when a particular fund commenced operations or the size of a particular fund, in each case as compared to other similar funds. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Funds or to accounts in which a Fund invests. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies, purchase or redeem shares of the underlying account, or take other actions with respect to the underlying account, in a manner beneficial to the investing account and/or PIMCO but detrimental to the underlying account. Such conflicts of interest could similarly in theory give rise to incentives for PIMCO to, among other things, vote proxies or purchase or redeem shares of the underlying account, or take other actions with respect to the underlying account, in a manner beneficial to the underlying account and/or PIMCO and that may or may not be detrimental to the investing account. For example, even if there is a fee waiver or reimbursement in place relating to a Fund's investment in an underlying account, or relating to an investing account's investment in a Fund, this will not necessarily eliminate all conflicts of interest, as PIMCO could nevertheless have a financial incentive to favor investments in PIMCO-affiliated funds and managers (for example, to increase the assets under management of PIMCO or a fund, product or line of business, or otherwise provide support to, certain funds, products or lines of business), which could also impact the manner in which certain transaction fees are set. Conversely, PIMCO’s duties to the Funds, as well as regulatory or other limitations applicable to the Funds, may affect the courses of action available to PIMCO-advised accounts (including certain Funds) that invest in the Funds in a manner that is detrimental to such investing accounts. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments. To the extent portfolio managers of a Fund or other PIMCO-sponsored account acting as investing account come into possession of MNPI regarding a Fund that is a current or potential underlying account in connection with their official duties (including potentially serving as portfolio manager of one or more such underlying accounts), portfolio managers of the Fund (or other PIMCO-sponsored account) acting as investing account may not base trading decisions for such investing accounts on MNPI relating to any Fund acting as underlying account.
Because PIMCO is affiliated with Allianz SE, a large multi-national financial institution (together with its affiliates, “Allianz”), conflicts similar to those described below may occur between the Funds or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Funds or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Funds or other accounts managed by PIMCO (each, a “Client,” and collectively, the “Clients”). In addition, because certain Clients are affiliates of PIMCO or have investors who are affiliates or employees of PIMCO, PIMCO may have incentives to resolve conflicts of interest in favor of these Clients over other Clients.
Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of a portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.
Cross Trades. A potential conflict of interest may arise in instances where a Fund buys an instrument from a Client or sells an instrument to a Client (each, a “cross trade”). Such conflicts of interest may arise, among other reasons, as a result of PIMCO representing the interests of both the buying party and the selling party in the cross trade or because the price at which the instrument is bought or sold through a cross trade may not be as favorable as the price that might have been obtained had the trade been executed in the open market. PIMCO effects cross trades when appropriate pursuant to procedures adopted under applicable rules and SEC guidance. Among other things, such procedures require that the cross trade is consistent with the respective investment policies and investment restrictions of both parties and is in the best interests of both the buying and selling accounts.
Selection of Service Providers. PIMCO, its affiliates and its employees may have relationships with service providers that recommend, or engage in transactions with or for, a Fund, and these relationships may influence PIMCO’s selection of these service providers for a Fund. Additionally, as a result of these relationships, service providers may have conflicts that create incentives for them to promote the Fund over other funds or financial products. In such circumstances, there is a conflict of interest between PIMCO and a Fund if the Funds determine not to engage or continue to engage these service providers.
Investment Opportunities. A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for one or more Clients, including Clients with similar names, investment objectives and policies, and/or portfolio management teams, but may not be available in sufficient quantities for all accounts to participate fully. In addition, regulatory issues applicable to PIMCO or the Funds or other accounts may result in the Funds not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by a Fund and another Client. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

PIMCO seeks to allocate orders across eligible Client accounts with similar investment guidelines and objectives fairly and equitably over time, taking into consideration relevant factors including without limitation: the nature of the security or instrument and associated risk characteristics, applicable Client account investment restrictions and guidelines, including regulatory restrictions; Client account-specific investment objectives, restrictions and other Client instructions, as applicable; risk tolerances; amounts of available cash; the need to rebalance a Client account’s portfolio (e.g., due to investor contributions and redemptions); whether the allocation would result in a Client account receiving a de minimis amount or an amount below the established minimum quantity; regulatory requirements; the origin of the investment; the bases for an issuer’s allocation to PIMCO; the availability of certain trading platforms for a Client account; and other Client account-specific factors. As part of PIMCO’s trade allocation process, portions of new fixed income investment opportunities are distributed among Client account categories where the relevant portfolio managers seek to participate in the investment. Those portions are then further allocated among the Client accounts within such categories pursuant to PIMCO’s trade allocation policy. Portfolio managers managing quantitative strategies and specialized accounts, such as those focused on international securities, mortgage-backed securities, bank loans, or other specialized asset classes, will likely receive an increased distribution of new fixed income investment opportunities where the investment involves a quantitative strategy or specialized asset class that matches the investment objective or focus of the Client account category, which may adversely affect a Client account. In addition, quantitative strategies and certain other Client account types will have access to certain trading platforms in PIMCO’s discretion that may result in priority of trade allocations over other Client accounts or more favorable execution. PIMCO seeks to allocate fixed income investments to Client accounts with the general purpose of maintaining consistent concentrations across similar accounts and achieving, as nearly as possible, portfolio characteristic parity among such accounts. Client accounts furthest from achieving portfolio characteristic parity typically receive priority in allocations. With respect to an order to buy or sell an equity security in the secondary market, PIMCO seeks to allocate the order across Client accounts with similar investment guidelines and investment styles fairly and equitably over time, taking into consideration the relevant factors discussed above.
Any particular allocation decision among Client accounts may be more or less advantageous to any one Client or group of Clients, and certain allocations will, to the extent consistent with PIMCO’s fiduciary obligations, deviate from a pro rata basis among Clients in order to address for example, differences in legal, tax, regulatory, risk management, concentration, exposure, Client guideline limitations and/or mandate or strategy considerations for the relevant Clients. PIMCO may determine that an investment opportunity or particular purchases or sales are appropriate for one or more Clients, but not appropriate for other Clients, or are appropriate or suitable for, or available to, Clients but in different sizes, terms, or timing than is appropriate or suitable for other Clients. For example, some Clients have higher risk tolerances than other Clients, such as private funds, which, in turn, allows PIMCO to allocate a wider variety and/or greater percentage of certain types of investments (which may or may not outperform other types of investments) to such Clients. Further, the respective risk tolerances of different types of Clients may change over time as market conditions change. Those Clients receiving an increased allocation as a result of the effect of their respective risk tolerance may be Clients that pay higher investment management fees or that pay incentive fees. In addition, certain Client account categories focusing on certain types of investments or asset classes will be given priority in new issue distribution and allocation with respect to the investments or asset classes that are the focus of their investment mandate. PIMCO may also take into account the bases for an issuer’s allocation to PIMCO, for example, by giving priority allocations to Client accounts holding existing positions in the issuer’s debt if the issuer’s allocation to PIMCO is based on such holdings. PIMCO also may determine not to allocate to or purchase or sell for certain Clients all investments for which all Clients may be eligible. Legal, contractual, or regulatory issues and/or related expenses applicable to PIMCO or one or more Clients may result in certain Clients not receiving securities that may otherwise be appropriate for them or may result in PIMCO selling securities out of Client accounts even if it might otherwise be beneficial to continue to hold them. Additional factors that are taken into account in the distribution and allocation of investment opportunities to Client accounts include, without limitation: ability to utilize leverage and risk tolerance of the Client account; the amount of discretion and trade authority given to PIMCO by the Client; availability of other similar investment opportunities; the Client account’s investment horizon and objectives; hedging, cash and liquidity needs of the portfolio; minimum increments and lot sizes; and underlying benchmark factors. Given all of the foregoing factors, the amount, timing, structuring, or terms of an investment by a Client, including a Fund, may differ from, and performance may be lower than, investments and performance of other Clients, including those that may provide greater fees or other compensation (including performance-based fees or allocations) to PIMCO. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.
From time to time, PIMCO may take an investment position or action for one or more Clients that may be different from, or inconsistent with, an action or position taken for one or more other Clients having similar or differing investment objectives. These positions and actions may adversely impact, or in some instances may benefit, one or more affected Clients (including Clients that are PIMCO affiliates) in which PIMCO has an interest, or which pays PIMCO higher fees or a performance fee. For example, a Client may buy a security and another Client may establish a short position in that same security. Such inconsistent positions may arise with respect to quantitative/systematic strategies, for example, when the investment model establishes a short position, and one or more other Clients maintain a long position. The subsequent short sale may result in a decrease in the price of the security that the other Client holds. Similarly, transactions or investments by one or more Clients may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of another Client.

When PIMCO implements for one Client a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies of another Client, market impact, liquidity constraints or other factors could result in one or more Clients receiving less favorable trading results, the costs of implementing such portfolio decisions or strategies could be increased or such Clients could otherwise be disadvantaged. On the other hand, potential conflicts may also arise because portfolio decisions regarding a Client may benefit other Clients. For example, the sale of a long position or establishment of a short position for a Client may decrease the price of the same security sold short by (and therefore benefit) other Clients, and the purchase of a security or covering of a short position in a security for a Client may increase the price of the same security held by (and therefore benefit) other Clients.
Under certain circumstances, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment. In addition, to the extent permitted by applicable law, a Client may also engage in investment transactions that may result in other Clients being relieved of obligations, or that may cause other Clients to divest certain investments (e.g., a Client may make a loan to, or directly or indirectly acquire securities or indebtedness of, a company that uses the proceeds to refinance or reorganize its capital structure, which could result in repayment of debt held by another Client). Such Clients (or groups of Clients) may have conflicting interests and objectives in connection with such investments, including with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment and the timeframe for, and method of, exiting the investment. When making such investments, PIMCO may do so in a way that favors one Client over another Client, even if both Clients are investing in the same security at the same time. Certain Clients may invest on a “parallel” basis (i.e., proportionately in all transactions at substantially the same time and on substantially the same terms and conditions). In addition, other accounts may expect to invest in many of the same types of investments as another account. However, there may be investments in which one or more of such accounts does not invest (or invests on different terms or on a non-pro rata basis) due to factors such as legal, tax, regulatory, business, contractual or other similar considerations or due to the provisions of a Client’s governing documents. Decisions as to the allocation of investment opportunities among such Clients present numerous conflicts of interest, which may not be resolved in a manner that is favorable to a Client’s interests. To the extent an investment is not allocated pro rata among such entities, a Client could incur a disproportionate amount of income or loss related to such investment relative to such other Client.
In addition, Clients may invest alongside one another in the same underlying investments or otherwise pursuant to a substantially similar investment strategy as one or more other Clients. In such cases, certain Clients may have preferential liquidity and information rights relative to other Clients holding the same investments, with the result that such Clients will be able to withdraw/redeem their interests in underlying investments in priority to Clients who may have more limited access to information or more restrictive withdrawal/redemption rights. Clients with more limited information rights or more restrictive liquidity may therefore be adversely affected in the event of a downturn in the markets.
Although PIMCO generally does not actively trade or manage assets on its own behalf, from time to time, PIMCO or an affiliate may invest on its own behalf, as principal, for strategic or other reasons (a proprietary investment). This may occur, for example, when the investment is an equity interest (e.g., stock or warrants) made in connection with PIMCO’s use of a product or service supplied by the issuer. In connection with these proprietary investments, PIMCO may eventually hold common stock or other publicly traded equity and may ultimately dispose of or hedge its exposure, as principal, to such proprietary investment. Such proprietary investments may be suitable for, or alternatively competitive with, a Client. In either case, PIMCO is permitted to allocate such investments away from a Client to PIMCO.
These proprietary investments can ultimately result in conflicts with Clients that also invest (including debt and equity investments) in or transact with the issuer or with other companies which may be transacting with the issuer. In other cases, a Client may be prohibited from making or disposing of an investment in the proprietary investment, or a related instrument, even when it would be in the Client’s best interest to do so. Although PIMCO will seek to mitigate and address such conflicts in a fair and reasonable manner, it may not be able to do so, and will have an incentive to favor PIMCO’s interests over the Client’s interests. PIMCO generally seeks to avoid committing to such investments if they would otherwise be suitable for and there is an investment interest on behalf of a Client; however, there is no guarantee that such measures will adequately mitigate the potential or actual conflicts, and PIMCO will have an incentive to favor its interests over a Client’s interests.
Further, potential conflicts may be inherent in PIMCO’s use of multiple strategies. For example, conflicts will arise in cases where different Clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more Clients may own private securities or obligations of an issuer and other Clients may own or seek to acquire private securities of the same issuer. For example, a Client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other Clients have an equity investment, or may invest in senior debt obligations of an issuer for one Client and junior debt obligations or equity of the same issuer for another Client.
PIMCO may also, for example, direct a Client to invest in a tranche of a structured finance vehicle, such as a CLO or CDO, where PIMCO is also, at the same or different time, directing another Client to make investments in a different tranche of the same vehicle, which tranche’s interests may be adverse to other tranches. PIMCO may also cause a Client to purchase from, or sell assets to, an entity, such as a structured finance vehicle, in which other Clients may have an interest, potentially in a manner that will have an adverse effect on the other Clients. There may also be conflicts where, for example, a Client holds certain debt or equity securities of an issuer, and that same issuer has issued other debt, equity or other instruments that are owned by other Clients or by an entity, such as a structured finance vehicle, in which other Clients have an interest.
In each of the situations described above, PIMCO may take actions with respect to the assets held by one Client that are adverse to the other Clients, for example, by foreclosing on loans, by putting an issuer into default, or by exercising rights to purchase or sell to an issuer, causing an issuer to take actions adverse to certain classes of securities, or otherwise. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers or taking any other actions, PIMCO may find that the interests of a Client and the interests of one or more other Clients could conflict. In these situations, decisions over items such as whether to make the investment or take an action, proxy voting, corporate reorganization, how to exit an investment, or bankruptcy or similar matters (including, for example, whether to trigger an event of default or the terms of any workout) may result in conflicts of interest. Similarly, if an issuer in which a Client and one or more other Clients directly or indirectly hold different classes of securities (or other assets, instruments or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, decisions over the terms of any workout will raise conflicts of interests (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, a debt holder may be better served by a liquidation of the issuer in which it may be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders. In some cases PIMCO may refrain from taking certain actions or making certain investments on behalf of Clients in order to avoid or mitigate certain conflicts of interest or to prevent adverse regulatory or other effects on PIMCO, or may sell investments for certain Clients (in each case potentially disadvantaging the Clients on whose behalf the actions are not taken, investments not made, or investments sold). In other cases, PIMCO may not refrain from taking actions or making investments on behalf of certain Clients that have the potential to disadvantage other Clients. In addition, PIMCO may take actions or refrain from taking actions in order to mitigate legal risks to PIMCO or its affiliates or its Clients even if disadvantageous to a Client’s account. Moreover, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment.
Additionally, certain conflicts may exist with respect to portfolio managers who make investment decisions on behalf of several different types of Clients. Such portfolio managers may have an incentive to allocate trades, time or resources to certain Clients, including those Clients who pay higher investment management fees or that pay incentive fees or allocations, over other Clients. These conflicts may be heightened with respect to portfolio managers who are eligible to receive a performance allocation under certain circumstances as part of their compensation.
From time to time, PIMCO personnel may come into possession of MNPI which, if disclosed, might affect an investor’s decision to buy, sell or hold a security. Should a PIMCO employee come into possession of MNPI with respect to an issuer, he or she generally will be prohibited from communicating such information to, or using such information for the benefit of, Clients, which could limit the ability of Clients to buy, sell or hold certain investments, thereby limiting the investment opportunities or exit strategies available to Clients. In addition, holdings in the securities or other instruments of an issuer by PIMCO or its affiliates may affect the ability of a Client to make certain acquisitions of or enter into certain transactions with such issuer. PIMCO has no obligation or responsibility to disclose such information to, or use such information for the benefit of, any person (including Clients). Moreover, restrictions imposed by or through third-party automated trading platforms could affect a Client’s ability to transact through, or the quality of execution achieved through, such platforms.
PIMCO maintains one or more restricted lists of companies whose securities are subject to certain trading prohibitions due to PIMCO’s business activities. PIMCO may restrict trading in an issuer’s securities if the issuer is on a restricted list or if PIMCO has MNPI about that issuer. In some situations, PIMCO may restrict Clients from trading in a particular issuer’s securities in order to allow PIMCO to receive MNPI on behalf of other Clients. A Client may be unable to buy or sell certain securities until the restriction is lifted, which could disadvantage the Client. PIMCO may also be restricted from making (or divesting of) investments in respect of some Clients but not others. In some cases, PIMCO may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice relating to certain securities if a security is restricted due to MNPI or if PIMCO is seeking to limit receipt of MNPI.
PIMCO may conduct litigation or engage in other legal actions on behalf of one or more Clients. In such cases, Clients may be required to bear certain fees, costs, expenses and liabilities associated with the litigation. Other Clients that are or were investors in, or otherwise involved with, the subject investments may or may not (depending on the circumstances) be parties to such litigation actions, with the result that certain Clients may participate in litigation actions in which not all Clients with similar investments may participate, and such non-participating Clients may benefit from the results of such litigation actions without bearing or otherwise being subject to the associated fees, costs, expenses and liabilities. PIMCO, for example, typically does not pursue legal claims on behalf of its separate accounts. Furthermore, in certain situations, litigation or other legal actions pursued by PIMCO on behalf of a Client may be brought against or be otherwise adverse to a portfolio company or other investment held by a Client.
The foregoing is not a complete list of conflicts to which PIMCO or Clients may be subject. PIMCO seeks to review conflicts on a case-by-case basis as they arise. Any review will take into consideration the interests of the relevant Clients, the circumstances giving rise to the conflict, applicable PIMCO policies and procedures, and applicable laws. Clients (and investors in the Funds) should be aware that conflicts will not necessarily be resolved in favor of their interests and may in fact be resolved in a manner adverse to their interests. PIMCO will attempt to resolve such matters fairly, but even so, matters may be resolved in favor of other Clients which pay

PIMCO higher fees or performance fees or in which PIMCO or its affiliates have a significant proprietary interest. Clients (and investors in the Funds) should also be aware that a Fund may experience losses associated with decisions or actions directly or indirectly attributable to PIMCO, and PIMCO may determine whether compensation to the Fund for such losses is appropriate in view of its standard of care. PIMCO will attempt to resolve such matters fairly subject to applicable PIMCO policies and procedures, and applicable laws, but even so, such matters may not be resolved in favor of Clients’ (and Fund investors’) interests and may in fact be resolved in a manner adverse to their interests. There can be no assurance that any actual or potential conflicts of interest will not result in a particular Client or group of Clients receiving less favorable investment terms in or returns from certain investments than if such conflicts of interest did not exist.
Conflicts like those described above may also occur between Clients, on the one hand, and PIMCO or its affiliates, on the other. These conflicts will not always be resolved in favor of the Client. In addition, because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described above may occur between clients of PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to PIMCO’s Clients. In many cases PIMCO will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect Client performance. In addition, certain regulatory or internal restrictions may prohibit PIMCO from using certain brokers or investing in certain companies (even if such companies are not affiliated with Allianz) because of the applicability of certain laws and regulations or internal Allianz policies applicable to PIMCO, Allianz SE or their affiliates. An account’s willingness to negotiate terms or take actions with respect to an investment may also be, directly or indirectly, constrained or otherwise impacted to the extent Allianz SE, PIMCO, and/or their affiliates, directors, partners, managers, members, officers or personnel are also invested therein or otherwise have a connection to the subject investment (e.g., serving as a trustee or board member thereof).
Certain service providers to the Funds are expected to be owned by or otherwise related to or affiliated with a Client, and in certain cases, such service providers are expected to be, or are owned by, employed by, or otherwise related to, PIMCO, Allianz SE, their affiliates and/or their respective employees, consultants and other personnel. PIMCO may, in its sole discretion, determine to provide, or engage or recommend an affiliate of PIMCO to provide certain services to the Funds, instead of engaging or recommending one or more third parties to provide such services. Subject to the governance requirements of a particular fund and applicable law, PIMCO or its affiliates, as applicable, will receive compensation in connection with the provision of such services. As a result, PIMCO faces a conflict of interest when selecting or recommending service providers for the Funds. Fees paid to an unaffiliated service provider will be determined in PIMCO’s commercially reasonable discretion, taking into account the relevant facts and circumstances, and consistent with PIMCO’s responsibilities. Although PIMCO has adopted various policies and procedures intended to mitigate or otherwise manage conflicts of interest with respect to affiliated service providers, there can be no guarantee that such policies and procedures (which may be modified or terminated at any time in PIMCO’s sole discretion) will be successful.
Performance Fees.
A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.
PIMCO has implemented policies and procedures relating to, among other things, portfolio management and trading practices, personal investment transactions, insider trading, gifts and entertainment, and political contributions that seek to identify, manage and/or mitigate actual or potential conflicts of interest and resolve such conflicts appropriately if they occur. PIMCO seeks to resolve any actual or potential conflicts in each client’s best interest. For more information regarding PIMCO’s actual or potential conflicts of interest, please refer to Item 10 and Item 11 in PIMCO’s Form ADV, Part 2A.
Schroder Investment Management North America Inc. (Schroders)
Whenever a portfolio manager of a Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to the Fund may be seen itself to constitute a conflict with the interest of the Fund.
Each portfolio manager may also execute transactions for another fund or account at the direction of such a fund or account that may adversely impact the value of securities held by a Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders’ policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time. The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales. Also, potential conflicts of interest may arise since the structure of Schroders’ compensation may vary from account to account.
Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
SSGA Funds Management, Inc. (SSGA FM)
A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.
Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally allocate to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.
A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee, as applicable. Another potential conflict may arise when the portfolio manager has a personal investment in one or more accounts that participate in transactions with other accounts. His or her personal investment(s) may create an incentive for the portfolio manager to favor one account over another.
SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation. With respect to conflicts arising from personal investments, all employees, including portfolio managers, must comply with personal trading controls established by each of SSGA FM's and the State Street Trusts’ Code of Ethics.
T. Rowe Price Associates, Inc. (T. Rowe Price)
Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, exchange-traded funds, business development companies, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, private funds, and common trust funds. T. Rowe Price also provides nondiscretionary advice to institutional investors in the form of delivery of model portfolios. Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. T. Rowe Price and the T. Rowe Price funds have adopted various compliance policies and procedures that seek to address and mitigate certain of the potential conflicts that T. Rowe Price and its investment personnel may face in this regard.
Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that they believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Investments made by a fund and the results achieved by a fund at any given time are not expected to be the same as those made by other funds for which T. Rowe Price acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to a fund. This may be attributable to a wide variety of factors, including, but not limited to, large shareholder purchases or redemptions or specific investment restrictions.
The T. Rowe Price funds generally may not purchase shares of stock issued by T. Rowe Price Group, Inc. However, a T. Rowe Price Index Fund is permitted to make such purchases to the extent T. Rowe Price Group, Inc., is represented in the benchmark index the fund is designed to track. T. Rowe Price may execute securities transactions with, and the T. Rowe Price funds and other accounts managed by T. Rowe Price may invest in the securities of the fund’s service providers. In addition, other T. Rowe Price accounts may use the same service providers as the T. Rowe Price funds for the same or different services.

T. Rowe Price and its affiliates furnish investment management and advisory services to numerous clients in addition to the T. Rowe Price funds, and T. Rowe Price or its affiliates may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that have performance or higher fees paid to T. Rowe Price), which may be the same as or different from those made to a T. Rowe Price fund. The management of funds or other accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest by creating an incentive to favor accounts that pay higher fees, including performance fee accounts.
The same portfolio manager(s) could serve as portfolio manager to one or more T. Rowe Price mutual funds or ETFs. That portfolio manager may determine to have one T. Rowe Price mutual fund or ETF (Investing Fund) invest in another Price mutual fund or ETF (Underlying Fund) and may have incentives, such as to support an investment strategy or cash flow needs. Moreover, a situation could occur where the best interests of the Investing Fund could be averse to the best interests of an Underlying Fund or vice versa. For example, conflicts could arise in voting proxies or purchasing or redeeming shares of the Underlying Fund in a manner beneficial to the Investing Fund but potentially detrimental to the Underlying Fund (or vice versa). The T. Rowe Price funds may be either an Investing Fund or Underlying Fund. T. Rowe Price and the portfolio managers have a fiduciary duty to the T. Rowe Price funds to act in the T. Rowe Price funds’ best interests. Under the oversight of the Board and pursuant to applicable policies and procedures, T. Rowe Price will carefully analyze any such situation and take all steps it believes necessary to minimize and, where possible, eliminate potential conflicts. The Investing Fund’s or Underlying Fund’s activities may be limited or restricted because of laws and regulations applicable to T. Rowe Price, the T. Rowe Price fund, or applicable policies and procedures. For example, if a portfolio manager comes into possession of material, non-public information about an Investing Fund or Underlying Fund, the portfolio manager could potentially be restricted from transacting in either fund, which may adversely affect the T. Rowe Price fund.
T. Rowe Price, its affiliates, and significant shareholders and any officer, director, shareholder, or employee may or may not have an interest in the securities whose purchase and sale T. Rowe Price recommends to the T. Rowe Price funds. In certain circumstances, a T. Rowe Price employee, officer, or director may serve on the board of a T. Rowe Price fund’s portfolio company. In addition, T. Rowe Price may refrain from rendering any advice or services concerning securities of companies of which any of T. Rowe Price’s (or its affiliates’ or significant shareholders’) officers, directors, or employees are directors or officers, or companies in which T. Rowe Price or any of its affiliates or significant shareholders or the officers, directors, and employees of any of them has any substantial interest or possesses material nonpublic information.
Additional potential conflicts may be inherent in our use of multiple strategies. For example, conflicts will arise in cases where different clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients may own private securities or obligations of an issuer and other clients may own or seek to acquire securities of the same issuer. For example, a client may acquire a loan, loan participation, or loan assignment of a particular borrower in which one or more other clients have an equity investment or may invest in senior debt obligations of an issuer for one client and junior debt obligations or equity of the same issuer for another client. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities (or other assets, instruments, or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, is involved in a merger or acquisition or a going private transaction, decisions over the terms of any workout or transaction will raise conflicts of interests. While it is appropriate for different clients to hold investments in different parts of the same issuer’s capital structure under normal circumstances, the interests of stockholders and debt holders may conflict, as the securities they hold will likely have different voting rights, dividend or repayment priorities, or other features that could be in conflict with one another. Clients should be aware that conflicts will not necessarily be resolved in favor of their interests.
In some cases, T. Rowe Price or its affiliates may refrain from taking certain actions or making certain investments on behalf of clients in order to avoid or to mitigate certain conflicts of interest or to prevent adverse regulatory actions or other implications for T. Rowe Price or its affiliates or may sell investments for certain clients, in such case potentially disadvantaging the clients on whose behalf the actions are not taken, investments not made, or investments sold. In other cases, T. Rowe Price or its affiliates may take actions in order to mitigate legal risks to T. Rowe Price or its affiliates, even if disadvantageous to a client.
Conflicts such as those described above may also occur between clients, on the one hand, and T. Rowe Price or its affiliates, on the other. These conflicts will not always be resolved in the favor of the client. In addition, conflicts may exist between different clients of T. Rowe Price or its affiliates. T. Rowe Price and one or more of its affiliates may operate autonomously from each other and may take actions that are adverse to other clients managed by an affiliate. In some cases, T. Rowe Price or its affiliates will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect T. Rowe Price or its affiliates’ clients. Additional potential conflicts may be inherent in our use of multiple strategies. Regulatory requirements may prohibit T. Rowe Price or its affiliates from investing in certain companies on behalf of some of their clients, including the T. Rowe Price funds, while at the same time not prohibiting T. Rowe Price or its affiliates from making those same investments on behalf of other clients that are not subject to such requirements. T. Rowe Price’s or its affiliates’ ability to negotiate certain rights or remedies or to take other actions on behalf of the T. Rowe Price funds with respect to an investment also may be limited in situations in which an affiliate of the T. Rowe Price funds (or certain other interested persons) have a direct or indirect interest in the same issuer. When permitted by applicable law, other clients of T. Rowe Price or its affiliates, on the one hand, and one or more T. Rowe Price funds, on the other hand, may invest in or extend credit to different classes of securities or different parts of the capital structure of a single issuer. T. Rowe Price or its affiliates may pursue rights; provide advice or engage in other activities; or refrain from pursuing rights, providing advice, or engaging in other activities, on behalf of themselves or one or more clients other than the T. Rowe Price funds with respect to an issuer in which a T. Rowe Price fund has invested, and such actions (or refraining from action) may have a material adverse effect on such T. Rowe Price fund. In addition, as a result of regulatory requirements or otherwise, in situations in which T. Rowe Price clients (including the T. Rowe Price funds) hold positions in multiple parts of the capital structure of an issuer, T. Rowe Price or its affiliates may not pursue certain actions that may otherwise be available. T. Rowe Price and its affiliates address these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, T. Rowe Price may determine to rely on one or more information barriers between different advisers, business units, or portfolio management teams or to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of a client. In these situations, investment personnel are mindful of potentially conflicting interests of our clients with investments in different parts of an issuer’s capital structure and seek to take appropriate measures to ensure that the interests of all clients are fairly represented. As a result of the various conflicts and related issues described in this paragraph, a T. Rowe Price fund could sustain losses during periods in which T. Rowe Price or its affiliates and other clients of T. Rowe Price or its affiliates achieve profits generally or with respect to particular holdings or could achieve lower profits or higher losses than would have been the case had the conflicts described above not existed.
Wellington Management Company LLP (“Wellington Management”)
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies,100 foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s manager listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. The Portfolio Managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. A Portfolio Manager may also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s vari ous client mandates.
Compensation Structures and Methods
Information regarding each portfolio manager's compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers
Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.
As of the Funds' fiscal year ended December 31, 2025, no portfolio manager of any Fund beneficially owned shares of any Fund.
Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LFI, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous.
For fiscal years ended December 31, 2025, 2024 and 2023, LFD received $199,287,590, $194,623,872, and $177,938,119, respectively, in compensation from the Trust.
Administration Agreement
The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LFI and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.
For the fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid Lincoln Life $12,090,608, $11,515,673, and $10,571,726, respectively, in administrative services reimbursement.
The Trust compensates Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Funds.  These contractholder services include, among others: responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders.  In addition, Lincoln Life provides certain corporate-level services to each of the Funds, such as: anti-money laundering and fraud prevention; privacy and data security; disaster recovery; and services related to regulatory duties, such as duties of confidentiality and disclosure.
For the fiscal years ended December 31, 2025 and 2024, the Trust paid Lincoln Life $34,744,937 and $30,947,378, respectively, in contractholder servicing and corporate-level services reimbursement.
Securities Lending
None of the Funds engaged in any securities lending for the fiscal year ended December 31, 2025.
Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), effective October 15, 2018 (November 19, 2018 for the funds of funds and master feeder funds), pursuant to which State Street provides certain accounting services for the Fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses.

For fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid $7,662,396, $7,300,929, and $8,785,055, respectively, pursuant to its Accounting Agreement.
Code of Ethics
The Trust, LFI and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LFI who regularly have access to information about securities purchased for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.
Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 114 funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.
Each Fund currently offers two classes of shares: Standard Class and Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.
Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
Control Persons and Principal Holders of Securities
Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions received by owners of the Variable Contracts. A small number of Contract Holders could therefore determine whether Fund proposals are approved.

For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 S. Harrison Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third-party insurance companies.
As of April 1, 2026, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund's outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds. The fund of funds generally will vote their shares of underlying funds in the same proportion as the vote of all of the other holders of the underlying fund's shares, a technique known as “echo voting.”
As of April 1, 2026, the record shareholders listed below held 5% or more (or 25% or more) of the outstanding shares of a Fund.
25% Plus Record Holders
Fund Name / Shareholder Name	Percentage (%) of Shareholder Ownership in Fund
LVIP Channing Small Cap Value Fund
LVIP Global Growth Allocation Managed Risk Fund	33.90%
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund	33.53%
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund	55.17%
LVIP Loomis Sayles Global Growth Fund
LVIP Global Growth Allocation Managed Risk Fund	41.71%
LVIP Global Moderate Allocation Managed Risk Fund	33.49%
LVIP Mondrian International Value Fund
LVIP Global Growth Allocation Managed Risk Fund	25.39%
LVIP State Street Emerging Markets Equity Index Fund
LVIP Global Growth Allocation Managed Risk Fund	45.72%
LVIP Global Moderate Allocation Managed Risk Fund	28.12%
LVIP Wellington SMID Cap Value Fund
LVIP U.S. Growth Allocation Managed Risk Fund	26.67%
5% Plus Record Holders
Fund Name / Shareholder Name	Percentage (%) of Shareholder Ownership in Fund
LVIP AllianceBernstein Large Cap Growth Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	16.73%
LVIP Global Moderate Allocation Managed Risk Fund	14.82%
LVIP U.S. Growth Allocation Managed Risk Fund	20.88%
LVIP Baron Growth Opportunities Fund – Standard Class
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	7.95%
LVIP U.S. Growth Allocation Managed Risk Fund	60.44%
LVIP BlackRock Equity Dividend Fund - Standard Class
LVIP Global Growth Allocation Managed Risk Fund	28.71%
LVIP Global Moderate Allocation Managed Risk Fund	23.51%
LVIP BlackRock Real Estate Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	19.79%
LVIP Global Moderate Allocation Managed Risk Fund	13.62%
LVIP BlackRock Inflation Protected Bond Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	17.47%
LVIP Global Moderate Allocation Managed Risk Fund	25.25%

Fund Name / Shareholder Name	Percentage (%) of Shareholder Ownership in Fund
LVIP Channing Small Cap Value Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	41.83%
LVIP Global Moderate Allocation Managed Risk Fund	26.78%
LVIP U.S. Growth Allocation Managed Risk Fund	20.21%
LVIP Dimensional International Core Equity Fund – Standard Class
LVIP Dimensional International Equity Managed Volatility Fund	47.80%
LVIP Multi-Manager International Equity Managed Volatility Fund	28.19%
LVIP Dimensional U.S. Core Equity 2 Fund – Standard Class
LVIP Dimensional U.S. Equity Managed Volatility Fund	76.05%
LVIP Multi-Manager Global Equity Managed Volatility Fund	5.32%
LVIP Franklin Templeton Core Bond Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	13.90%
LVIP Global Moderate Allocation Managed Risk Fund	15.66%
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	11.76%
LVIP Global Moderate Allocation Managed Risk Fund	14.63%
LVIP Structured Moderate Allocation Fund	11.97%
LVIP Structured Moderately Aggressive Allocation Fund	11.72%
LVIP Franklin Templeton Multi-Factor International Equity Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	18.71%
LVIP Global Moderate Allocation Managed Risk Fund	10.82%
LVIP Multi-Manager International Equity Managed Volatility Fund	6.11%
LVIP State Street Global Tactical Allocation Managed Volatility Fund	6.00%
LVIP Structured Moderate Allocation Fund	19.95%
LVIP Structured Moderately Aggressive Allocation Fund	12.89%
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	29.35%
LVIP Global Moderate Allocation Managed Risk Fund	21.02%
LVIP Structured Moderate Allocation Fund	13.73%
LVIP Structured Moderately Aggressive Allocation Fund	8.74%
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	15.55%
LVIP Global Moderate Allocation Managed Risk Fund	12.49%
LVIP Structured Moderate Allocation Fund	11.51%
LVIP Structured Moderately Aggressive Allocation Fund	8.11%
LVIP U.S. Growth Allocation Managed Risk Fund	10.03%
LVIP JPMorgan High Yield Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	22.03%
LVIP Global Moderate Allocation Managed Risk Fund	13.94%
LVIP Loomis Sayles Global Growth Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	43.11%
LVIP Global Moderate Allocation Managed Risk Fund	34.61%
LVIP Multi-Manager Global Equity Managed Volatility Fund	15.05%
LVIP MFS International Growth Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	22.49%
LVIP Global Moderate Allocation Managed Risk Fund	14.57%
LVIP Multi-Manager International Equity Managed Volatility Fund	28.54%
LVIP MFS Value Fund – Standard Class
LVIP U.S. Growth Allocation Managed Risk Fund	24.72%

Fund Name / Shareholder Name	Percentage (%) of Shareholder Ownership in Fund
LVIP Mondrian International Value Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	34.27%
LVIP Global Moderate Allocation Managed Risk Fund	22.93%
LVIP Nomura Mid Cap Value Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	17.55%
LVIP Global Moderate Allocation Managed Risk Fund	16.65%
LVIP State Street Bond Index Fund – Standard Class
LVIP Global Moderate Allocation Managed Risk Fund	6.81%
LVIP State Street Global Tactical Allocation Managed Volatility Fund	5.66%
LVIP State Street Moderate Index Allocation Fund	12.08%
LVIP State Street Moderately Aggressive Index Allocation Fund	10.20%
LVIP Structured Moderate Allocation Fund	14.64%
LVIP Structured Moderately Aggressive Allocation Fund	7.17%
LVIP U.S. Growth Allocation Managed Risk Fund	6.39%
LVIP State Street Emerging Markets Equity Index Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	51.04%
LVIP Global Moderate Allocation Managed Risk Fund	31.39%
LVIP State Street International Index Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	9.35%
LVIP State Street International Managed Volatility Fund	9.97%
LVIP State Street Moderate Index Allocation Fund	5.50%
LVIP State Street Moderately Aggressive Index Allocation Fund	6.14%
LVIP State Street Mid Cap Index Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	29.52%
LVIP Global Moderate Allocation Managed Risk Fund	12.00%
LVIP State Street Moderate Index Allocation Fund	6.05%
LVIP State Street Moderately Aggressive Index Allocation Fund	7.15%
LVIP State Street SMID Cap Managed Volatility Fund	16.19%
LVIP U.S. Growth Allocation Managed Risk Fund	5.98%
LVIP State Street Nasdaq-100 Index Fund – Standard Class
Lincoln Hedged Nasdaq-100 Fund	9.94%
LVIP Global Growth Allocation Managed Risk Fund	41.16%
LVIP Global Moderate Allocation Managed Risk Fund	18.89%
LVIP U.S. Growth Allocation Managed Risk Fund	14.42%
LVIP State Street S&P 500 Index Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	7.48%
LVIP Global Moderate Allocation Managed Risk Fund	5.03%
LVIP State Street Large Cap Managed Volatility Fund	9.00%
LVIP State Street Small-Cap Index Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	7.91%
LVIP State Street SMID Cap Managed Volatility Fund	31.09%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund – Standard Class
LVIP Global Growth Allocation Managed Risk Fund	15.61%
LVIP Global Moderate Allocation Managed Risk Fund	14.82%
LVIP U.S. Growth Allocation Managed Risk Fund	8.02%
LVIP Wellington SMID Cap Value Fund – Standard Class
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	6.32%
LVIP U.S. Growth Allocation Managed Risk Fund	44.04%

Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.
Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.
For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.35% for the Service Class shares of the following Funds: LVIP American Century Select Mid Cap Managed Volatility Fund, LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund, LVIP Franklin Templeton Core Bond Fund, LVIP Nomura Social Awareness Fund, LVIP Nomura Mid Cap Value Fund, LVIP Dimensional U.S. Core Equity 1 Fund, LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund, LVIP Loomis Sayles Global Growth Fund, and LVIP Multi-Manager Global Equity Managed Volatility Fund. The Plan Fee for Service Class shares of all other Funds is 0.25%. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.
No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.
The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued.
For the fiscal year ended December 31, 2025, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $199,287,590.
Revenue Sharing
LFI and its affiliates, including LFD, and/or each Fund's sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LFI receives from the Funds or the sub-advisory fees the sub-advisers receive from LFI, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Funds and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.
A significant purpose of these payments is to increase sales of the Funds' shares and the products that contain the Funds. LFI and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.
Valuation of Portfolio Securities
Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.

In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:
Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.
Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.
Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.
Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.
Each Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.
Each Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.
Each Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.
Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations.  In this regard, each Managed Volatility Fund provides daily post-trade position reports, as well as reports showing the Fund’s daily futures transactions pursuant to the managed volatility strategy, to the annuity pricing group and market risk management group within Lincoln Life, LFI’s parent company. In addition, certain Funds provide monthly portfolio holdings on a post-trade basis to Lincoln Life approximately 20 days after the end of each month. The pricing group uses Fund information to support the group’s oversight of risk management functions for the Managed Volatility Funds and Lincoln Life, but does not engage in any trading activities.  The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities.  Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associated insurance products.  Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.
Fund sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund's portfolio holdings: (1) ratings organizations, such as Moodys, Refinitiv and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as The Bank of New York Mellon (BNY Mellon), Commicise, BBH Infomediary, IDS GmBH, Commcise, Confluence Technologies Inc., IEX Data Analytics LLC, Institutional Shareholder Services Inc., TS Imagine, Qontigo, OMGEO, LLC, RIMES, Morningstar, Lipper, Factset Research Systems, Inc., Factset Workstation, Factset Raptor, Eagle PACE, Eagle Star, Solutions Atlantic, ION (Minerva and Sentinel), Financial Recovery Technologies, Intex, Performance Attribution System, Linedata Services, Inc., CRIMS, Everest Alpha Beta, Investment Technology Group Inc., Wilshire Associates, Inc.,

Bloomberg L.P., Bloomberg PORT, BarraOne/MSCI Barra, Inc., Barclays Capital, BlackRock Aladdin, Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, Hedgemark, ICE Data Pricing and Reference Data, LLC, MoneyMate, Omgeo, Barclays Capital Point, Acuity Knowledge Partners, Virtu Americas LLC, Virtu Financial, Virtu ITG LLC, Markit/Wall Street Office and Axioma provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; Securities Class Action Services; (4) computer systems, products, services and software vendors, such as BestX, Electra Securities, TriOptima, FIS XSPrisa (XSP) SaaS, FX Connect, OMEGO LLC, Infinit Outsourcing, Inc., Limited, Cogent Consulting, Abel Noser, Charles River Communications, StarCompliance, Amazon Web Services (hosted applications), Microsoft, SS&C, SmartStream TLM, DTCC, Confluence, Tradeweb, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; MetroProof Inc., and (5) operational services such as Accenture LLP, Bank of New York Mellon, Brown Brothers Harriman & Co., Fidelity Corporate Action Solutions, S&P Global Inc., StarCompliance, State Street Bank and Trust Company, State Street Global Services, State Street Investment Manager Solutions, ION and Northern Trust, provided generally on a daily basis for the purpose of providing operational functions including, but not limited to, Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund's holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.
Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser, or sub-advisers, trading services providers, class action service provider (Kessler Topaz Meltzer & Check, LLP), custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.
The Funds will disclose their portfolio holdings in public SEC filings. The Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.
Neither the Funds, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds' portfolio holdings information.
The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.
The Trust's Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds' investment adviser and other Fund affiliates, on the other. Moreover, the Funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance review and will recommend any remedial changes to the procedures.
Purchase and Redemption Information
Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the Funds may also be purchased by the Trust's funds of funds, which invest their assets in other mutual funds. The offering price of a Fund’s shares is equal to its net asset value per share.
If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.
Custodian and Transfer Agent
All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.
Lincoln Life performs the Funds’ dividend and transfer agent functions.

Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds' Independent Registered Public Accounting Firm. In addition to the audits of the Funds' financial statements, Ernst & Young LLP also reviews certain regulatory reports and performs other tax services when engaged to do so by the Trust.
Financial Statements
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference here and here. The audited financial statements and the reports for the year ended December 31, 2025, of Ernst & Young LLP thereon are incorporated by reference. We will provide a copy of each Fund's annual report and financial statements, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 866-436-8717.
Taxes
Regulated Investment Company. Each Fund intends to qualify, and has elected to be taxed as, a regulated investment company under the Internal Revenue Code (the “Code”). A regulated investment company’s ordinary income and net realized capital gains, if distributed to shareholders, will not be subject to corporate income tax. Each Fund, as a regulated investment company, must, among other things, annually derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale of stock or securities or foreign currencies, or other income, such as income derived from interests in “qualified publicly traded partnerships,” gains from options, futures, or forward contracts, derived with respect to the Fund’s other investments (the Income Requirement).
Each Fund also intends to comply with diversification requirements that apply to mutual funds investing in variable contracts. Generally, a Fund will be required to diversify its investments so that on the end of each calendar quarter: no more than 55% of total assets is represented by any one investment; no more than 70% is represented by any two; no more than 80% is represented by any three; and no more than 90% is represented by any four.
For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by such. A Fund may satisfy an alternative asset diversification test under certain circumstances.
Each Fund may sell its shares directly to certain qualified pension and retirement plans, and to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. If a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract owners would be treated as the Fund’s shareholders, and the contracts invested in the Fund would not be treated as annuity, endowment, or life insurance contracts under the Code. All income and gain earned from those contracts both in past years and currently would be taxed currently to the Contract owners, and income and gain would remain subject to taxation as ordinary income thereafter.
If a Fund fails to qualify as a regulated investment company, the Fund would be subject to tax as an ordinary corporation on all of its taxable income and gain, whether or not distributed to shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company, the Fund’s distributions would be characterized as ordinary dividend income to its shareholders, and Contract owners would be required to include in ordinary income any income earned under the contracts for the current and all prior taxable years. A Fund’s failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts. Under certain circumstances inadvertent failures to satisfy the diversification requirements may be corrected.
Certain Funds may invest in exchange traded vehicles that track commodity returns. Under the Code, these investments are not considered “securities” for purposes of the Income Requirement. As a result, any income generated by such investments is not included in determining compliance with the Income Requirement’s 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year. To the extent that a Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.
Medicare Tax. A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments, and net gain from investments) of certain individuals, trusts and estates.
Fund Distributions. Dividends that a Fund pays from its ordinary income and distributions of a Fund’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of a Fund’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable to life insurance companies under the Code. See the Contracts Prospectus for a description of the respective Insurance Company’s tax status and the charges that may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, each Fund will send to the Insurance Companies a written notice reporting the amount and character of any distributions made during such year. Any benefits reported will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
Foreign Investments. Dividends or other income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign jurisdictions. Tax conventions, such as treaties, between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities in foreign corporations or in other regulated investment companies, the Fund may elect to treat its foreign income tax payments as paid by the Insurance Companies for U.S. income tax purposes. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make this election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount that will be available for the deduction or credit. Certain limitations apply to the credit (but not the deduction) for foreign taxes that an Insurance Company may claim. Foreign taxes each Fund pays will reduce the return on the Fund’s investments. Any benefits of a foreign tax credit or deduction as a result of this election will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
A Fund or Underlying Fund that invests in non-U.S. securities may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is eligible to do so may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund or underlying fund, depending on the circumstances.
Contract Owner Taxes. Since individual Contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the Contract owner level. The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. An alternative asset diversification test may be satisfied under certain circumstances.
Each Fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract holders would be treated as the owners of the shares and the contracts invested in the Fund would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the Contract holders, and income and gain would remain subject to taxation as ordinary income thereafter.
Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.
A Fund or an underlying fund, if invested in non-U.S. securities, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is permitted to do so may elect to “pass through” to its investors, including a

Fund, the amount of non-U.S. income taxes paid by the Fund or underlying fund. A Fund itself will be eligible to elect to “pass through” such amounts to its stockholders and may do so, depending upon circumstances.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments and net gain from investments) of certain individuals, trusts and estates.
Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code reporting the amount and character of any distributions made during such year. Any benefits of such designation will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations or in other regulated investment companies, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by the Insurance Companies. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. Federal income tax deduction or as a foreign tax credit against their U.S. Federal income taxes. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount which will be available for the deduction or credit. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed. Foreign taxes paid by each Fund will reduce the return from the Fund’s investments. Any benefits of such reporting will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.
The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

Appendix A — Long and Short-Term Credit Ratings
Certain of the Funds’ investment policies and restrictions include reference to bond (long-term) and commercial paper (short-term) ratings. The following is a discussion of the rating categories of Moody’s Investor Service, Inc. and Standard & Poor’s Financial Services LLC.
Background
Moody’s
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
S&P Global Ratings
A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due.
Long-Term Credit Ratings
Long-term ratings are generally the credit risk of fixed-income obligation with an original maturity of one year or more.
Moody’s
Aaa - Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A - Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa - Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba - Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B - Obligations rated B are considered speculative and are subject to high credit risk.
Caa - Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C - Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
S&P Global Ratings
AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
D - An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.
Moody’s
P1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P Global Ratings
A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.
B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

Appendix B — Proxy Voting Policies and Procedures
Lincoln Financial Investments Corporation (“LFI”)
I. Introduction
The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, LFI.
LFI has adopted these Policies and Procedures to govern LFI’s implementation of proxy voting for LFI’s clients, which include the Lincoln Funds.
II. Policies
LFI shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).
Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LFI believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LFI votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.
In exercise voting authority LFI will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:
•
Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;
•
Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•
Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
III. Procedures
A. Direct Investments
LFI may invest directly in equity and fixed income securities, and other types of investments. LFI will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LFI will vote proxies in the Client’s best interests, as determined by LFI. In making such determination, LFI may rely on analysis from proxy voting consultants or third-party proxy voting services. LFI will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LFI may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.
B. Sub-Advised Funds
LFI advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LFI shall review each sub-adviser’s proxy voting policies and procedures as follows:
•
Before a sub-adviser is retained, LFI’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.
•
Each quarter, LFI’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LFI’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.
•
During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LFI reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.

C. Funds of Funds
LFI advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.
When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LFI shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”
When a fund of funds invests directly in securities other than mutual funds, LFI shall follow the procedures outlined in “Direct Investments” above.
D. Master-Feeder Funds
LFI advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.
If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.
Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.
E. Material Conflicts
In the event that LFI identifies a potential material conflict of interest between a Client and LFI, or any LFI-affiliated entity, LFI will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LFI. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.
IV. Disclosure
A. Form ADV
LFI shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LFI will disclose how Clients may obtain information about how LFI voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.
B. Statement of Additional Information (SAI)
Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).
C. Annual Reports
Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.
D. Proxy Voting Record on Form N-PX
The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
V. Recordkeeping
LFI shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:
(a)
Proxy Voting Policies and Procedures;
(b)
Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);

(c)
A copy of any document that LFI, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and
(d)
A copy of each written request from a Client, and any response to the Client, for information on how LFI voted the Client’s proxies.
AllianceBernstein L.P.
Introduction
AllianceBernstein L.P.’s (“AB,” “we,” “us,” “our” and similar terms) mission is to work in our clients’ best financial interests to deliver better investment outcomes through differentiated research insights and innovative portfolio solutions. As a fiduciary and investment adviser, we place the interests of our clients first and treat all our clients fairly and equitably, and we have an obligation to responsibly allocate, manage and oversee their investments to seek sustainable, long-term shareholder value.
AB has authority to vote proxies relating to securities in certain client portfolios and, accordingly, AB’s fiduciary obligations extend to AB’s exercise of such proxy voting authority for each client AB has agreed to exercise that duty. AB’s general policy is to vote proxy proposals, amendments, consents or resolutions relating to client securities, including interests in private investment funds, if any (collectively, “proxies”), in a manner that serves the best financial interests of each respective client as determined by AB in its discretion, after consideration of the relevant clients' investment strategies, and in accordance with this Proxy Voting and Governance Policy (“Proxy Voting and Governance Policy” or “Policy”) and the operative agreements governing the relationship with each respective client (“Governing Agreements”). This Policy outlines our principles for proxy voting, includes a wide range of issues that often appear on voting ballots, and applies to all of AB’s internally managed assets, globally. It is intended for use by those involved in the proxy voting decision-making process and those responsible for the administration of proxy voting (“Investment Stewardship Team”), to ensure that this Policy and its procedures are implemented consistently.
This Policy forms part of a suite of policies and frameworks including AB’s Stewardship Statement that outline our approach to investment stewardship. Proxy voting is an integral part of this process, enabling us to support sound corporate governance practices, strong shareholder rights, transparent disclosures, and encourage effective oversight of material issues.
This Policy is overseen by the Proxy Voting and Governance Committee (“Proxy Voting and Governance Committee” or “Committee”), which provides oversight and includes senior representatives from Investments, Legal and Operations. It is the responsibility of the Committee to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to consider changes in the Policy, and to review the Policy no less frequently than annually. In addition, the Committee meets at least three times a year and as necessary to address special situations.
Research Underpins Decision Making
As a research-driven firm, we approach proxy voting with the same commitment to rigorous research and engagement that we apply to all our investment activities. The different investment philosophies applied by our investment teams may occasionally result in different conclusions being drawn for certain proposals. In turn, our votes for some proposals may vary from issuer to issuer, while still aligning with our goal of maximizing the long-term value of securities in our clients’ portfolios.
Research Services
To facilitate the efficient and accurate voting of our client’s securities, we subscribe to research services from vendors such as Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis. These research materials are used for informational purposes alongside company filings, and AB’s voting decisions are always guided by AB’s Proxy Voting and Governance Policy. Our investment professionals can access these research and informational materials at any time.
Engagement
In evaluating proxy issues and determining our votes, we seek the perspective and expertise of various relevant parties. Internally, the Investment Stewardship Team may consult the Committee, Chief Investment Officers, Portfolio Managers, and/or Research Analysts across our equities platform. By partnering with investment professionals, we are empowered to incorporate company-specific fundamental insights into our vote decisions.
Externally, we may engage with companies in advance of their Annual General Meeting, and throughout the year. We believe engagement provides the opportunity to share our philosophy, and more importantly, affect positive changes which we believe will drive shareholder value. In addition, we may engage with shareholder proposal proponents and other stakeholders to understand different viewpoints and objectives.

Escalation Strategies
Proxy voting and engagements work in conjunction to raise and escalate investor concerns to companies. In cases where we determine that the issuer’s behavior isn’t aligned with our clients’ best financial interests, we may escalate our voting and engagement by taking actions such as voting against the relevant directors. The materiality of the issue and the responsiveness of management will guide our approach which is outlined in the AB Stewardship Statement.
Proxy Voting Guidelines
Our proxy voting guidelines are both principles-based and rules-based. Subject to client guidelines, we adhere to a core set of principles described in this Policy. We assess each proxy proposal within the framework of these principles, with our ultimate “litmus test” being what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with a company’s board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable should they fail to act in the best interests of shareholders.
We generally vote proposals in accordance with these guidelines; however, we may deviate from these guidelines if we believe that deviating from our stated Policy is necessary to maximize long-term shareholder value or as otherwise warranted by the specific facts and circumstances of an investment. While our Policy is broadly applicable, we may make exceptions to these guidelines for non-operating companies such as closed-end funds. We will evaluate on a case-by-case basis any proposal not specifically addressed by these guidelines, whether submitted by management or shareholders, always keeping in mind our fiduciary duty to make voting decisions that are in our clients’ best interests.
Our proxy voting guidelines pertaining to specific issues are set forth in the Policy and include guidelines relating to Director Elections, Compensation, Auditors, Transactions and Special Situations, Shareholder Rights, and Material Environmental and Social Issues. The following are summaries of these broad categories:
Director Elections
AB believes directors should represent shareholder interests and ensure management maximizes long-term shareholder value. We believe that companies should have a majority of independent directors and key committees and incorporate local regulations and governance codes into our decision making. We support majority voting for director elections to enhance accountability and favor declassified boards but may consider exceptions. In evaluating individual director nominees, we will consider responsiveness to shareholders, nominee attendance, and nominee capacity. AB values board diversity for a range of perspectives and may vote against nominating committee chairs or relevant board members if diversity is insufficient.
Compensation
Compensation policies play a critical role in attracting, retaining, and motivating executives, directors, and employees, and should align with shareholder interests to promote long-term value creation and sustainable performance. AB evaluates executive compensation proposals based on four guiding principles: alignment with business performance and strategy, management of compensation costs, reflection of management's handling of significant issues, and integrity in decision-making.
Auditors
We believe that the company is in the best position to choose its accounting firm, and we generally support management’s recommendation. In assessing auditor independence we will consider non-audit fees and tenure, potentially voting against if non-audit fees are excessive.
Transactions and Special Situations
AB evaluates corporate restructurings, mergers, acquisitions, and spin-offs on a case-by-case basis. Our primary objective in assessing and voting on these proposals is to maximize long-term shareholder value.
Shareholder Rights
AB supports strong investor rights that allow shareholders to hold directors and management accountable should they fail to act in the best interests of shareholders.
Material Environmental and Social Issues
We generally assess proposals related to environmental and social issues on a case-by-case basis with the goal of maximizing long-term shareholder value. We assess all shareholder proposals in accordance with our Shareholder Proposal Assessment Framework.

Conflicts of Interest
As a fiduciary, we always must act in our clients’ best financial interests. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in us, and we insist on strict adherence to fiduciary standards and compliance with all applicable federal and state securities laws. We have adopted a comprehensive Code of Business Conduct and Ethics (“Code”) to help us meet these obligations. As part of this responsibility and as expressed throughout the Code, we place the interests of our clients first and attempt to mitigate any perceived or actual conflicts of interest.
We recognize that there may be a potential material conflict of interest when we vote a proxy solicited by an issuer that sponsors a retirement plan we manage (or administer), that distributes AB-sponsored mutual funds, or with which we or one or more of our employees have another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, we may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. In order to address any perceived or actual conflict of interest, we have established procedures for use when we encounter a potential conflict to ensure that our voting decisions are based on our clients’ best interests and are not the product of a conflict. These procedures include compiling a list of companies and organizations whose proxies may pose potential conflicts of interest (e.g., if such company is our client) and reviewing our proposed votes for these companies and organizations in light of the Policy and proxy advisors’ recommendations. If our proposed vote is contrary to the Policy, we refer the proposed vote to our Conflicts Officer for his determination.
In addition, our Proxy Voting and Governance Committee takes reasonable steps to verify that our primary proxy advisor, ISS, continues to be independent, including an annual review of ISS’s conflict management procedures. When reviewing these conflict management procedures, we consider, among other things, whether ISS (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can offer research in an impartial manner and in the best interests of our clients.
Voting Transparency
We publish our voting records on our Internet site (www.alliancebernstein.com) one business day after the company’s shareholder meeting date. Many clients have requested that we provide them with periodic reports on how we voted their proxies. Clients may obtain information about how we voted proxies on their behalf by contacting their Advisor. Alternatively, clients may make a written request to the Chief Compliance Officer.
Pre-Disclosure of Vote Intentions on Select Proposals
As part of our engagement and stewardship efforts, AB may publish our vote intentions on certain proposals in advance of select shareholder meetings, with an emphasis on issuers where our discretionary managed accounts have significant economic exposure. The selected proposals are chosen because they impact a range of key topics where AB may have expressed our viewpoints publicly, through prior engagement or proxy voting. We do not pre-disclose our vote intentions on mergers and acquisition activity. The published vote intentions are available on our website.
Recordkeeping
All of the records referenced in our Policy will be kept in an easily accessible place for at least the timeframe required by local regulation and custom, with the minimum timeframe being the U.S. record retention requirement of six-plus years. We maintain the vast majority of these records electronically.
Loaned Securities
Many of our clients have entered into securities lending arrangements with agent lenders to generate additional revenue. We will not be able to vote securities that are on loan under these types of arrangements. However, for AB managed funds, the agent lenders have standing instructions to recall all securities on loan systematically in a timely manner on a best effort basis in order for AB to vote the proxies on those previously loaned shares.
American Century Investment Management, Inc. (“American Century”)
American Century Investment Management, Inc. (the “Adviser”) is the investment manager for a variety of advisory clients, including the American Century family of funds. In such capacity, the Adviser has been delegated the authority to vote proxies with respect to investments held in certain accounts it manages. The following is a statement of the proxy voting policies (the “Policies”) that have been adopted by the Adviser. In the exercise of proxy voting authority, which has been delegated to it by particular clients, the Adviser will apply the Policies in accordance with, and subject to, any specific policies that have been adopted by the client and communicated to and accepted by the Adviser in writing.

I. General Principles
In providing the service of voting client proxies, the Adviser is guided by general fiduciary principles, must act prudently, solely in the interest of its clients, and must not subordinate client interests to unrelated objectives. Except as otherwise indicated in these Policies, the Adviser will use its best efforts to vote all proxies with respect to investments held in the client accounts it manages. Shares may not be voted if the cost or administrative burden of voting shares of a particular portfolio company in the judgment of the Advisor exceeds the benefit to fund shareholders. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment.
Although in most instances the Adviser will vote proxies consistently across all client accounts, the votes will be based on the best interests of each client. As a result, accounts managed by the Adviser may at times vote differently on the same proposals. Examples of when an account’s vote might differ from other accounts managed by the Adviser include, but are not limited to, proxy contests and proposed mergers. In short, the Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.
A. Non-U.S. Proxies
The Adviser will generally evaluate non-U.S. proxies in the context of the Policies but will also, where feasible, take into consideration differing laws, regulations, and practices in the relevant foreign market in determining if and how to vote. There may also be circumstances when practicalities and costs involved with non-U.S. investing make it disadvantageous to vote shares. For instance, the Adviser generally does not vote proxies in circumstances where share blocking restrictions apply, when meeting attendance is required in person, or when current share ownership disclosure is required.
B. Stewardship and Engagement
As long-term owners and as part of its stewardship efforts, the Adviser undertakes regular contact with portfolio company management to provide the Adviser an opportunity to gain additional information when voting proxies.
C. Proposals Involving Sustainability Matters
The Adviser will vote with the expectation of maximizing shareholder value and believes that certain sustainability issues can potentially impact a company’s long-term financial performance. On a case-by-case basis, the financial materiality and potential risks or economic impact of the sustainability issues underpinning proxy proposals are considered and it is ultimately each team’s portfolio managers that are responsible for making the voting decision.
The portfolio management teams for portfolios that have sustainability considerations in their mandates can place emphasis around those considerations when voting proxies with the objective of enhancing outcomes.
D. Exception Voting
The Adviser reserves the right to vote contrary to the Policies when, in its opinion, the vote will do the most to maximize the investment objective of the account.
II. Specific Proxy Matters
A. Routine Matters
1. Election of Directors
a)
Generally. (i)The Adviser will generally support the election of directors that results in a board made up of a majority of independent directors. (ii) In general, the Adviser will vote in favor of management's director nominees if they are running unopposed. The Adviser believes that management is in the best position to evaluate the qualifications of directors and the needs and dynamics of a particular board. (iii) When management’s nominees are opposed in a proxy contest, the Adviser will evaluate which nominees’ publicly announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. (iv)The Adviser maintains the ability to vote against any candidate whom it believes is not qualified or if there are specific concerns about the individual, such as allegations of criminal wrongdoing or breach of fiduciary responsibilities. (v) Additional information the Adviser may consider concerning director nominees include, but is not limited to, whether (1) there is an adequate explanation for repeated absences at board meetings, (2) the nominee receives non-board fee compensation, or (3) there is a family relationship between the nominee and the company’s chief executive officer or controlling shareholder, and/or (4) the nominee has sufficient time and commitment to serve effectively in light of the nominee’s service on other public company boards.
b)
Committee Service. The Adviser will withhold votes for non-independent directors who serve on the audit and/or compensation committees of the board.

c)
Classification of Boards. The Adviser believes classified boards represent a form of anti-takeover device, which is generally not in the interests of minority shareholders. Accordingly, the Adviser will generally support proposals that seek to declassify boards. Additionally, the Adviser will oppose efforts to adopt classified board structures.
d)
Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. The Adviser believes that a majority of independent directors can help to facilitate objective decision making and enhance accountability to shareholders.
e)
Majority Vote Standard for Director Elections. The Adviser will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of the votes cast in a board election, provided that the proposal allows for a plurality voting standard in the case of contested elections. The Adviser may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of the majority of the votes cast in an uncontested election.
f)
Separate CEO and Chair. The Adviser will generally vote against shareholder proposals requesting an independent chair if the board is majority independent. Conversely, if the board is not majority independent, the Adviser will generally vote in favor of management proposals to separate the roles of CEO and chair of the board of directors.
g)
Withholding Campaigns. The Adviser will generally support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs 1(a) through 1(f) above.
h)
Director Indemnification. The Adviser will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary to attract and retain qualified directors. 2. Ratification of Selection of Auditors
The Adviser will generally rely on the judgment of the portfolio company’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. The Adviser will generally vote against proposed auditors in circumstances where the auditor has or may have a potential conflict of interest, including where: (a) an auditor has a financial interest in or association with the company, and is therefore not independent; (b) non-audit fees are excessive compared to audit fees (c) the audit firm’s tenure is excessively long; or (d) there is reason to believe that the independent auditor has previously rendered an opinion to the company that is either inaccurate or not indicative of the company's financial position.
B. Compensation Matters
1. Executive and Director Compensation
a)
Advisory Vote on Compensation. The Adviser believes there are several effective ways to convey concerns about compensation including voting against the advisory vote on executive compensation (say-on-pay proposals), voting against specific incentive plans or amendments to incentive plans it deems excessive or withholding votes from compensation committee members. The Adviser will consider and vote on a case-by-case basis on say-on-pay proposals and will generally support management proposals unless there are inadequate risk-mitigation features or other specific concerns exist, including if the Adviser concludes that executive compensation is (i) misaligned with shareholder interests, (ii) unreasonable in amount, or (iii) not in the aggregate meaningfully tied to the company’s performance.
b)
Frequency of Advisory Votes on Compensation. The Adviser generally supports the triennial option for the frequency of say-on-pay proposals, but will consider management recommendations for an alternative approach.
c)
Clawback of Incentive Compensation. The Adviser expects portfolio companies to structure executive compensation plans in a manner that does not encourage excessive risk-taking or insulate management from the consequences of failures of risk management and oversight. The Adviser generally supports properly-structured clawback provisions in executive compensation plans as a way to mitigate the potential for excessive risk taking. In evaluating compensation clawback proposals, the Adviser will consider whether the company has a history of financial restatements, material financial problems, and any other factors deemed relevant.
d)
Directors’ Stock Options Plans. The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will generally vote for director stock option plans that are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis and will take into account total board compensation and the company’s total exposure to stock option plan dilution. 2. Equity Based Compensation Plans
The Adviser believes that equity-based compensation plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and retaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The

Adviser may conduct an analysis of stock option, stock bonus or similar plans or material amendments thereto, including replenishing a with additional shares.
Features that may result in the Adviser voting against the initial adoption of a plan or subsequent amendment to replenish the plan with additional shares include whether the plan:
a)
Provides for immediate vesting of all stock options in the event of a change of control of the company without reasonable safeguards against abuse (see “Anti-Takeover Proposals” below);
b)
Resets outstanding stock options at a lower strike price, unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;
c)
Establishes restriction periods shorter than three years for restricted stock grants;
d)
Does not reasonably associate awards to performance of the company (especially as it relates to the selection of appropriate vesting metrics, which ideally should contain both absolute and relative measures); or
e)
Is excessively dilutive to the company. Factors that will be considered in the determination include the company’s overall market capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base, which may justify somewhat greater dilution. 3. Non-Stock Incentive Plans
Management may propose a variety of non-stock, cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.
C. Shareholder Rights
1. One Share, One Vote. The Adviser generally supports proposals to equalize the voting rights of shareholders, including the elimination of special or super voting share classes and the establishment of single-class voting structures.
2. Right to Call Special Shareholder Meetings. The corporation statutes of many states allow minority shareholders at a certain threshold level of ownership to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti- takeover measure and the Adviser will generally vote against proposals attempting to eliminate this right and for proposals attempting to restore it.
3. Right to Act by Written Consent. The Adviser will generally vote for proposals to permit shareholders to act by written consent if the company does not currently permit shareholders to call for a special meeting or to act by written consent. The Adviser will generally vote against proposals on written consent if the company permits shareholders the right to call for a special meeting.
4. Proxy Access. The Adviser believes that the ability of qualifying shareholders to nominate a certain number of directors on the company’s proxy statement may have corporate governance benefits. Accordingly, the Adviser will generally vote in favor of proposals to adopt proxy access rules offering a balanced set of limitations. When considering such proposals, the factors taken into account will include the following: (i) the ownership percentages and holding periods proposed; (ii) the maximum proportion of directors that shareholders may nominate each year; and (iii) any other material restrictions included in the proposal.
D. Anti-Takeover Proposals
In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. In particular circumstances, the Adviser may vote in favor of some forms of control protective measures if they are responsive to a particular circumstance, are narrowly focused and have a sunset provision reasonably tied to the circumstances.
The items below discuss specific anti-takeover proposals.
Staggered Board
If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against establishing them and for eliminating them. However, the Adviser does not necessarily vote against the re-election of directors serving on staggered boards.
Cumulative Voting
Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation especially when a company maintains a staggered or classified board.
Accordingly, if a company has a staggered board, the Adviser will: a) vote in favor of any proposal to adopt cumulative voting, and b) vote against any proposal to eliminate cumulative voting that is already in place.
“Blank Check” Preferred Stock
Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile takeover attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion rights or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred stock if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective such as a financing instrument.
Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.
While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.
Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.
Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred stock. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the Adviser will generally vote to approve the increase. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100% outstanding and otherwise reserved for all legitimate corporate purposes; increases in excess of 100% are evaluated on a case-by-case basis and will be voted affirmatively if management has provided sound justification for the increase.
“Supermajority” Voting Provisions or Super Voting Share Classes
A “supermajority” voting provision is a provision placed in a company's charter documents which would require approval by the vote of greater than a simple majority (generally ranging from 66% to 90%) of shareholder votes to approve any type of acquisition of the company.
The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. Accordingly, the Adviser will generally vote against the introduction of supermajority provisions and in favor of their removal.
“Fair Price” Amendments
Fair price amendments are another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless the Adviser concludes that it is likely that the share price will not be negatively affected, and the proposal will not discourage acquisition proposals.
Poison Pills or Shareholder Rights Plans
Some companies have retained some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain events the company board deems hostile, such as the acquisition of a large block of stock.
The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.
The Adviser will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. The Adviser will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in the Adviser’s view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.
Change in Control Agreements
Change in control (golden parachute) agreements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented. Features that may result in the Adviser voting against the adoption or extension of such an agreement include the following: (a) single-trigger or modified-single-trigger cash severance;
(b) single-trigger acceleration of unvested equity awards; (c) excessive cash severance (greater than 3X base salary and bonus), especially when triggering adverse tax consequences for the recipient, the company, or both; (d) excise tax gross-ups triggered and payable (as opposed to a provision that provides excise tax gross-ups); (e) excessive change in control payments (on an absolute basis or as a percentage of transaction equity value; (f) recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or (g) the company’s assertion that a proposed transaction is conditioned on shareholder approval of the change in control advisory vote.
Reincorporation
Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states provide some type of legislation that greatly discourages takeovers. The Adviser will examine reincorporation proposals on a case-by-case basis.
Generally, if the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. The Adviser will also generally oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will generally vote affirmatively.
Confidential Voting
Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.
Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, the Adviser will generally vote in favor of any proposal to adopt confidential voting.
Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will generally vote in favor of opting out of restrictive state takeover laws.

E. Transaction Related Proposals
The Adviser will review transaction related proposals, such as mergers, acquisitions, and corporate reorganizations, on a case-by-case basis, taking into consideration the impact of the transaction on each client account. In some instances, such as the approval of a proposed merger, a transaction may have a differential impact on client accounts depending on the securities held in each account. For example, whether a merger is in the best interest of a client account may be influenced by whether an account holds, and in what proportion, the stock of both the acquirer and the acquiror. In these circumstances, the Adviser may determine that it is in the best interests of the accounts to vote the accounts’ shares differently on proposals related to the same transaction.
F. Other Matters
1. Shareholder-sponsored proposals. Proposals introduced by shareholders will be evaluated for linkage between the proposal, its economic impact, and its potential to maximize long-term shareholder value. Where the economic impact of a proposal is unclear, the Adviser will generally rely on management’s assessment of the proposal if the Adviser believes the assessment is reasonable.
2. Anti-Greenmail Shareholder Proposals. “Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will generally vote in favor of anti-greenmail proposals.
3. Director Tenure. Director Tenure proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will consider and assess such measures as appropriate.
4. Director Share Ownership. The Adviser will generally vote against shareholder proposals that would require directors to hold a minimum number of the company's shares to serve on the board of directors, in the belief that such ownership should be at the discretion of board members.
III. Securities on Loan
The Adviser shall use commercially reasonable efforts to monitor for material proxy votes with respect to loaned securities. In the event the Adviser has timely knowledge of a material vote, the Adviser will attempt to recall the loaned securities and submit a proxy in accordance with these proxy guidelines. Efforts to recall loaned securities may not be successful and there can be no guarantee that a valid proxy will be submitted in all cases.
IV. Use of Proxy Advisory Services
The Adviser may retain proxy advisory firms to provide services in connection with voting proxies, including, without limitation, to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Policies, provide systems to assist with casting the proxy votes, and provide reports and assist with preparation of filings concerning the proxies voted.
Prior to the selection of a proxy advisory firm and periodically thereafter, the Adviser will consider whether the proxy advisory firm has the capacity and competency to adequately analyze proxy issues and the ability to make recommendations based on material accurate information in an impartial manner. Such considerations may include some or all of the following (i) periodic sampling of votes cast through the firm’s systems to determine that votes are in accordance with the Adviser’s Policies and its clients best interests, (ii) onsite visits to the proxy advisory firm’s office and/or discussions with the firm to determine whether the firm continues to have the resources (e.g. staffing, personnel, technology, etc.) capacity and competency to carry out its obligations to the Adviser, (iii) a review of the firm’s policies and procedures, with a focus on those relating to identifying and addressing conflicts of interest and monitoring that current and accurate information is used in creating recommendations, (iv) requesting that the firm notify the Adviser if there is a change in the firm’s material policies and procedures, particularly with respect to conflicts, or material business practices (e.g., entering or exiting new lines of business), and reviewing any such change, and (v) in case of an error made by the firm, discussing the error with the firm and determining whether appropriate corrective and preventative action is being taken. In the event the Adviser discovers an error in the research or voting recommendations provided by the firm, it will take reasonable steps to investigate the error and seek to determine whether the firm is taking reasonable steps to reduce similar errors in the future.
While the Adviser takes into account information from many different sources, including independent proxy advisory services, the decision on how to vote proxies will be made in accordance with these Policies.
V. Monitoring Potential Conflicts of Interest
The Adviser is responsible for monitoring and resolving possible conflicts between the interests of the Adviser and those of its clients with respect to proxy voting. The Adviser has adopted safeguards to address the potential that our proxy voting could be influenced by interests other than those of our fund shareholders and clients. Since our Policies are predetermined by the Adviser, application of the Policies to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with the Policies, the Adviser’s Proxy Voting Committee reviews all such proxy votes to determine whether the portfolio manager’s voting rationale appears reasonable and is consistent with the general principles of the Policies. The Proxy Voting Committee also assesses whether certain business or other significant relationships between the Adviser and a company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to the Proxy Voting Committee for immediate resolution prior to the time the Adviser casts its vote. With respect to personal conflicts of interest, the Adviser’s Code of Ethics requires all employees to avoid placing themselves in a compromising position where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers and other personnel involved with proxy voting with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
In addition, to avoid any potential conflict of interest that may arise when the Adviser votes proxies of a fund, portfolio, or other account (Adviser-Voted Portfolio”) that owns shares of an American Century fund, the Adviser will “echo vote” such shares, if possible. Echo voting means the Adviser will vote the shares in the same proportion as the vote of all the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any Adviser-Voted Portfolio that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible, shares will be voted in consultation with the Adviser-Voted Portfolio client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
************************************************************
The Policies will be examined from time to time and may be amended by the Adviser. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner that will most enhance shareholder value.
Case-by-case determinations will be made by the Adviser. Electronic records will be kept of all votes made.
Baron Capital Management, Inc. and BAMCO, Inc. (each an “Adviser” and collectively referred to as the “Advisers” or as “we” below)
We have adopted the following proxy voting policies and procedures (the “Policies and Procedures”) in order to fulfill our fiduciary duty to vote client proxies in the best interest of our clients. The Policies and Procedures are intended to comply with the standards set forth in Rule 206(4)-6 under the Investment Advisers Act of 1940 and apply to client accounts for which we have authority to vote proxies.
In general, it is our policy in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for our clients. The Advisers are also signatories to the Principles for Responsible Investment. In developing the Proxy Policy, the Advisers have incorporated environmental, social and corporate governance considerations in light of their fiduciary obligation to vote proxies in the best long-term economic interest of their clients. To ensure consistency in voting proxies on behalf of our clients, we utilize the guidelines set forth in our Proxy Voting Guidelines.
The Adviser reviews research provided by Institutional Shareholder Services (“ISS”), however, the Adviser does not vote proxies based on ISS’ recommendations. The Advisers use guidelines that are reviewed quarterly by the Proxy Review Committee established by the Advisers. The Proxy Review Committee addresses all questions relating to the Advisers’ Proxy Voting Guidelines, which may include:
1. a general review of proposals being put forth at shareholder meetings of portfolio companies;
2. adopting changes to the Proxy Voting Guidelines;
3. determining whether matters present material conflicts of interest;
4. determining how to vote matters for which specific direction has not been provided in the Proxy Voting Guidelines (i.e., “case by case” matters); and
5. reviewing instances in which the Advisers have voted against the Proxy Voting Guidelines.
If a portfolio manager wishes to recommend voting against the Proxy Voting Guidelines, he or his designee must provide the rationale for that request to the Chief Operating Officer in writing. The Chief Operating Officer, in consultation with the Chief Legal Officer, will make the final decision with respect to how the matter will be voted.
In providing investment advisory services to our clients, we try to avoid material conflicts of interest. However, a material conflict of interest may arise in cases where:

1. we have a direct or indirect investment advisory relationship with portfolio companies or individual executives of portfolio companies the management for which is soliciting proxies and where the revenue earned from such a direct or indirect advisory relationship is greater than 0.10% of the Advisers’ total revenues.
2. we manage assets or administer employee benefit plans for companies whose management is soliciting proxies;
3. we manage money for an employee group who is the proponent of a proxy proposal;
4. we have a personal relationship with participants in a proxy solicitation or a director or candidate for director of one of our portfolio companies; or
5. we otherwise have a personal interest in the outcome in a particular proxy vote.
The categories above are not exhaustive and the determination of whether a material conflict exists depends on all of the facts and circumstances of the particular situation. If it is determined that there is a material conflict of interest between the interests of the Advisers’ and the interests of a client, the Proxy Review Committee will review the matter and may either (i) request that the client consent to the Advisers’ vote, (ii) vote in accordance with the published recommendations of an independent proxy voting service or (iii) appoint an independent third party to vote. We acknowledge that the authority to vote proxies is part of our fiduciary duty to our clients. There may be cases in which the cost of doing so would exceed the expected benefits to the client. This may be particularly true in the case of non-U.S. securities. Voting proxies of non-U.S. companies located in certain jurisdictions, particularly in emerging markets, may involve a number of logistical issues that may negatively affect the Advisers’ ability to vote such proxies. Accordingly, the Advisers will not vote client proxies if the Advisers determine that the costs associated with a vote outweigh the benefits to the clients.
Client Disclosure
The Policies and Procedures are available online at www.BaronCapitalGroup.com.
Clients of Baron Capital Management, Inc. and BAMCO, Inc. can obtain a report of how their respective proxies were voted by sending a written request to the Legal Department.
BlackRock Advisors, LLC
BlackRock Financial Management, Inc.
BlackRock Investment Management, LLC
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers.1 BAIS works in partnership with BlackRock’s investment teams, excluding index equity2, providing expertise on investment stewardship and engaging with companies alongside and on behalf of those teams when appropriate. The team is responsible for establishing voting guidelines for the active equity platform, providing vote recommendations and operationalizing voting decisions. The guidance informs the voting recommendations BAIS makes to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
1
This document includes BAIS’ benchmark policy, which covers nearly all active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. The benchmark policy also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. This document also includes BAIS’ decarbonization policy, which covers holdings in BlackRock active funds that have climate and decarbonization objectives in addition to financial objectives.
2
BlackRock segmented active and index equity investment functions, including stewardship, in January 2025 as part of a strategic initiative to unlock the full breadth of the firm’s active and private markets capabilities for clients. As a result, there are two stewardship teams, which operate independently of one another and have separate voting policies.
Introduction to BlackRock
BlackRock’s mission is to help more people invest better. The money BlackRock manages is not its own — it belongs to BlackRock’s clients, many of whom make their own asset allocation and portfolio construction decisions. As a fiduciary, BlackRock invests on clients’ behalf to help them meet their investment objectives. The firm does this by understanding clients’ long-term investment objectives and offering choice on how and where they wish to invest their money. BlackRock then helps clients seek the best risk-adjusted returns based on those choices, underpinning this work with research, data and analytics.

At BlackRock, investment stewardship is core to our role as an asset manager and a fiduciary to our clients. As stewards of our clients' assets, we engage with companies to discuss the corporate governance and business practices that, in our experience, support companies in delivering durable, risk-adjusted financial returns over time. We are committed to building strong relationships through constructive, ongoing dialogue with the boards and executive management of the companies in which our clients are invested.
About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (the “Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing.3 Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk-adjusted financial returns. Portfolio managers and stewardship specialists may engage jointly or independently on material corporate governance matters. Our discussions focus on topics relevant to a company’s success over time, including governance and leadership, corporate strategy, capital structure and financial performance, operations and material sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
3
On February 11, 2025, the U.S. Securities and Exchange Commission (SEC) staff issued updated guidance for shareholders to maintain their eligibility to report their beneficial ownership under Schedule 13G of the Exchange Act. We comply fully with these requirements and do not engage with portfolio companies for the purpose, or with the effect, of changing or influencing control of the company.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude each portfolio manager has to make independent voting decisions on their holdings. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on each portfolio’s investment objectives and strategy.
These guidelines discuss BAIS’ views on corporate governance topics on which we may engage with management teams and board directors4 and on matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
4
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
Our approach to stewardship within active equities
Voting at a company's shareholder meeting is a right of share ownership and a core principle of corporate governance. The voting rights attached to clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner consistent with BlackRock’s contractual arrangements with clients and funds.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. BAIS takes a globally consistent approach to voting but considers the different corporate governance regulations and norms across markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 19 for more information about how we fulfill and oversee our investment stewardship responsibilities for BlackRock’s non-index equity strategies.5
5
Non-index equity strategies include active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies, as well as holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly for those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed income investment teams may help inform an issuer’s approach to structuring specialist issuances and the standard terms and information in bond documentation.

Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner.6
6
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
We look to the board of directors (hereafter the “board”) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In overseeing the management of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (“CEO”). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. Generally, the board or a sub-committee determines the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether the skills and experience of a director candidate would be additive. We welcome disclosures that explain how the board considered different skills and experience to ensure that the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect directors to serve on the board. We do not prescribe any particular board composition in our engagements or voting but seek to understand how well placed a board is to act in investors’ interests. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. We consider it good practice for at least half the directors to be independent and free from conflicts of interest or undue influence.7 This also helps to ensure that board committees are composed of a sufficient number of independent directors. Companies domiciled in markets with a higher threshold for board independence should meet those local requirements.
7
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their board leadership model and how it serves the interests of shareholders.

We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
In our view, it is good practice for boards to establish the length of time a director would normally be expected to serve, in line with market norms where those exist. We find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than typically provided for under local practice. In our experience, long-serving directors could become less independent given their long-term relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance from regulation or corporate governance best practices, we may vote against the election of the chair of the committee responsible for board composition if a company does not clearly disclose its approach to director tenure and board renewal. We may vote against the election of directors who have served for more years than is typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors need to have the time and energy to commit to the role. In our view, an effective board will assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
Regular election of directors, ideally annually, supports director accountability to shareholders. A classified board structure8 may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model (e.g., a non-operating company such as closed-end funds).
8
A classified board divides the directors into classes with different overlapping terms. As a result, only one class of directors stands for election in any one year.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will generally not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish, but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. It is helpful to investor understanding when the board discloses the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
•
Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
•
Nominating, governance and human capital – oversight responsibilities for corporate governance principles and practices of the company, including the periodic review of board performance; responsibility for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies, including corporate culture and purpose.
•
Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey concerns about how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and the objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. In certain circumstances, it may be helpful to boards to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards play an important role in establishing compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, incentives - most often share-based- that reward performance against long-term metrics, and pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
•
Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the
•
context of the company’s size, sector and market.
•
Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
•
Long-term incentives that motivate sustained performance across a multi-year period.
•
A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
•
Pay outcomes that are consistent with the returns to investors over the relevant time period.
•
Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
•
A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board or relevant board committee.
•
Change of control provisions that appropriately balance the interests of executives and shareholders.
•
Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
•
Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.

Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities, or the election of the most senior independent director, if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board might consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We consider it good practice for companies to put to a shareholder vote any mechanisms expected to be in place for more than 12 months.

Shareholder activism
When companies are the focus of an activism campaign, we may communicate with the activist to understand their analysis and objectives, once they have publicly disclosed their campaign. We may also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
We may support board candidates nominated by a shareholder activist if BAIS, in its independent judgment, or the relevant portfolio manager has determined that there is a case for change to enhance shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should give equitable consideration to the interests of all shareholders when evaluating related party transactions.
We consider it good practice for transactions with related parties, such as significant shareholders or companies affiliated with the public company, to be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. In our view, such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. We consider it good practice for the board to oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors, and other stakeholders, on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy.
Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, we encourage companies to disclose material sustainability-related factors that are integral to how a company manages risks or generates revenue. BAIS finds it helpful to our understanding when companies provide robust, standardized disclosures on their material sustainability-related risks and opportunities. The International Sustainability Standards Board (ISSB) is one entity working to meet these objectives through its reporting standards, which may be helpful to companies in preparing such reports.9 However, we do not mandate any specific disclosure framework, and note that companies in certain jurisdictions are subject to mandatory reporting requirements under standards specified by policy makers.10
9
The ISSB is an independent standard-setting body within the International Financial Reporting Standards (IFRS) Foundation. Please refer to the IFRS website to learn more about the framework and standards S1 “General Requirements for Disclosure of Sustainability-related Financial Information” and S2 “Climate-related Disclosures.”
10
See, for examples, https://www.ifrs.org/news-and-events/news/2025/06/ifrs-foundation-publishes-jurisdictional-profiles-issb-standards/ and https://finance.ec.europa.eu/capital-markets-union-and-financial-markets/company-reporting-and-auditing/company-reporting/corporate-sustainability-reporting_en
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.
We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of corporate reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to make an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections or introduce additional burdens. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised can address a range of matters that may be relevant to a company’s business.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.

Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we are concerned a company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to rules, regulations, agency guidance and contractual agreements that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We do not submit shareholder proposals but can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
A corporation’s ability to engage in the policy process is subject to rules and regulations set by the jurisdictions in which they engage. When a corporation reports material financial risk related to policy and or regulatory changes, BAIS may seek to understand how it is addressing the material risk identified. We seek to understand how companies engage in corporate political activities and ensure that their participation is consistent with their public statements on policy matters material to the company’s long-term strategy. The board should be aware of the approach taken by management on corporate political activities as there can be reputational risks arising from inconsistencies between a company’s policy engagement and stated policy positions. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities. We may engage a company where we would like to better understand its approach to policy engagement, where relevant.
To mitigate the risk of inconsistencies, companies may wish to assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
We may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient to address the material risk it has identified.
Material sustainability-related risks and opportunities
We seek to understand how companies manage the material risks and opportunities inherent in their business operations. In our experience, sustainability-related factors11 that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
11
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. It is helpful to investors’ understanding when these disclosures include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately acting to address or disclosing material climate-related risks, consistent with the parameters set out in these climate- and decarbonization-specific guidelines. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy or targets that the company does not currently provide and that would be helpful to investment decision-making. We would not recommend support for shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives. For the funds and accounts in scope, voting on matters not related to climate risk and the energy transition is undertaken in line with BAIS’ benchmark guidelines.
Appendix 1: How we fulfil and oversee our investment stewardship responsibilities for non-index equity investment strategies
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (the “Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Stewardship Leaders Group, comprised of senior active investors and other relevant stakeholders in BlackRock’s legal, public policy, sustainability and communications teams, helps shape the firm’s approach to investment stewardship on non-index equity investment strategies. The Group may advise on and review amendments to BAIS’ policies and practices. It does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that are commonly put to a shareholder vote. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.

In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings from the point at which votes are submitted until after the after the shareholder meeting has occurred); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies.12
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice.13
12
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
13
BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our engagements and voting, investment colleagues’ insights and our Guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ Guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BlackRock maintains policies and procedures that seek to prevent undue influence on BAIS’ proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock

BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted these Guidelines which are designed to advance our clients’ long-term financial interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given preferential treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a more informed voting decision or to better understand a company's perspectives on financially material risks and opportunities. Within the normal course of business, BAIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid perceived or potential conflicts of interest, to satisfy regulatory requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for certain perceived or potential conflicts of interest, including:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider.
Securities lending
If authorized, BlackRock acts as a securities lending agent on behalf of its clients. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns which in turn may allow fund providers to offset fund expenses.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them to allow for voting. This decision is guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending team, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com

The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2025 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
Channing Capital Management, LLC
Channing Capital Management, LLC (“CCM”) has a fiduciary obligation to, at all times, weigh and serve the best interest of its advisory clients as the sole consideration when voting proxies of portfolio companies. As part of its investment management services provided to clients and pursuant to SEC rule, CCM has adopted this proxy voting policy and related procedures. The Proxy Voting Policy and Procedures are designed to ensure that CCM votes client proxies in the best interest of its clients and outline how any proxies received on behalf of its clients will be handled.
CCM has retained third-party proxy firm ISS Institutional Shareholders Services, Inc. (“ISS”) for proxy advisory and voting services and support. Regardless of material conflict (if any), CCM through its reliance on independent third-party ISS will, at all times, vote in the best interest of its client. ISS will generally analyze the voting issues and make a proxy vote recommendation. CCM customarily follows such recommendation, subject to certain limited exceptions (requiring a documented rationale), and the proxy is voted in accordance with ISS’s guidelines or recommendations, which have been reviewed by CCM staff. CCM considers its fiduciary responsibility to all clients when addressing proxy issues, and retains its fiduciary manager discretion to override ISS’s guidelines or recommendations in its voting of proxies. CCM staff will meet or conference periodically, as necessary, to review ISS guideline amendments or updates, if any, as well as any unusual issues that may arise in handling or voting proxies. Proxy issues receive consideration based on all relevant facts and circumstances.
Proxy Authority & Client Delegation.
Some accounts for which CCM is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide CCM with a plan document that expressly precludes CCM from voting proxies or include in the investment manager contract that CCM will not vote their proxies. In the absence of such documentation, CCM undertakes the obligation to vote on behalf of the accounts it manages, and will do so supported by ISS’s services. Proxy Review Group (PRG). CCM has designated the PRG (which includes the portfolio managers) to assist and support the portfolio managers in reviewing, handling and voting proxies. CCM staff has reviewed ISS’s general/standard proxy voting guidelines and CCM’s portfolio manager will generally instruct ISS to vote on CCM’s behalf in accordance with those guidelines for CCM’s clients, subject to consistency with any specific client-provided guidelines or restrictions regarding the stock of a particular issuer or company. CCM retains its fiduciary manager discretion to override or deviate from ISS’s guidelines or recommendations in its voting of proxies in the best interests of its clients.
Proxy Procedures. CCM provides ISS with the list of accounts and their holdings periodically to ensure that ISS has a record of the clients and their holdings for proxy purposes. In compliance with governing rules, a member of our operations staff maintains applicable records regarding proxy voting for accounts. Our proxy administrator receives a proxy voting report from ISS quarterly and has access to any report online on any given day. Any voting decision that may require a deviation from ISS’s standard voting guidelines will be deferred to the respective lead portfolio manager for such stock in consultation with the PRG for further analysis and a final decision. In such situations, in-house/outside legal counsel may be consulted for additional guidance as appropriate, and reasons supporting such final proxy vote action will be noted in the meeting minutes/report or file memorandum.
ERISA Accounts. It is CCM’s policy to fully comply with ERISA requirements regarding proxy voting. Some ERISA accounts for which CCM is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide CCM with a plan document that expressly precludes CCM from voting proxies or include in the client agreement that CCM will not vote proxies on their behalf. In the absence of such documentation CCM undertakes responsibility to vote for its ERISA accounts.
Material Conflicts. Regardless of material conflict (if any), CCM, through ISS’s guidelines, recommendations, and support services, will at all times vote in the best interest of the client. CCM customarily follows such recommendations, subject to certain limited exceptions (requiring a documented rationale), and the proxy is voted accordingly.
Criteria. ISS, on behalf of CCM, votes proxies related to securities held by clients in a manner solely in the interest of the client. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interest of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. In considering and voting on each proxy issue, CCM through ISS shall vote in a prudent and diligent manner and only after a careful evaluation of the issues presented on the proxy ballot.

Checks & Balances. Periodically, CCM will:
1.
Verify that each proxy received has been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client, or in the case of an employee benefit plan, the plan’s trustee(s) or other fiduciaries;
2.
Provide a proxy voting report to those clients that request it and provide such report in a manner consistent with the client’s request, which may vary.
Contact & Requests for Information. Copies of CCM’s proxy voting policy and procedures and information regarding proxy votes are available to clients upon request. Channing Capital Management, LLC, 10 South LaSalle Street Suite 2401, Chicago, IL 60603, Attn: Proxy Administrator
ClearBridge Investments, LLC (“ClearBridge”)
ClearBridge is subject to the Proxy Voting Policies and Procedures that it has adopted to seek to ensure that it votes proxies relating to equity securities in the best interest of client accounts. The following is a brief overview of the policies.
ClearBridge votes proxies for each client account with respect to which it has been authorized or is required by law to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of the beneficial owners of the accounts it manages. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve ClearBridge of its responsibility for the proxy vote.
In the case of a proxy issue for which there is a stated position in the policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issue, ClearBridge considers those factors and votes on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the policies or for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructuring, and social and environmental issues. The stated position on an issue set forth in the policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. There may be occasions when different investment teams vote differently on the same issue. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.
In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or ClearBridge’s business relationships, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s Chief Compliance Officer. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies.
ClearBridge generally takes the position that non-ClearBridge relationships between a Franklin affiliate and an issuer do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridge is operated as an independent business unit from other Franklin business units as well as on the existence of information barriers between ClearBridge and certain other Franklin business units.
ClearBridge’s Proxy Committee reviews and addresses conflicts of interest. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies. If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.
DIMENSIONAL FUND ADVISORS LP
DIMENSIONAL FUND ADVISORS LTD.
DFA AUSTRALIA LIMITED
DIMENSIONAL FUND ADVISORS PTE. LTD.
DIMENSIONAL JAPAN LTD.
DIMENSIONAL IRELAND LIMITED
DIMENSIONAL HONG KONG LIMITED
Introduction
Dimensional Fund Advisors LP (“Dimensional”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Dimensional is the parent or indirect parent company of Dimensional Fund Advisors Ltd. (“Dimensional UK”), DFA Australia Limited (“Dimensional Australia”), Dimensional Fund Advisors Pte. Ltd. (“Dimensional Singapore”), Dimensional Hong Kong Limited (“Dimensional HK”), Dimensional Japan Ltd. (“Dimensional Japan”) and Dimensional Ireland Limited (“Dimensional Ireland”) (each, an “Advisor”, and collectively referred to as the “Advisors”). Dimensional UK and Dimensional Australia are also registered as investment advisers under the Advisers Act.
The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans (including employee benefit plans subject to the Employee Retirement Income Security Act of 1974, and the regulations promulgated thereunder (“ERISA”)), private and public pension funds, foundations, endowment funds and other types of investors. These clients frequently give the Advisors the authority and discretion to vote proxies relating to the underlying securities beneficially held by such clients. Also, a client may, at times, ask an Advisor to share its proxy voting policies, procedures, and guidelines without the client delegating full voting discretion to the Advisor. Depending on the client, an Advisor’s duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under ERISA.1 The scope and any limitations of an Advisor’s proxy voting authority generally will be described in the written contract between the Advisor and its client or with respect to an Advisor-sponsored fund, the offering documents of the fund.
1
If the client is subject to ERISA, an Advisor’s proxy voting activities are subject to any applicable provisions under ERISA and/or guidance from the U.S. Department of Labor.
The following Proxy Voting Policies and Procedures (the “Policy”) address the Advisors’ objectives for voting proxies received by the Advisors on behalf of client accounts or funds to the extent that relationships with such clients are subject to the Advisers Act or ERISA or the clients are registered investment companies under the Investment Company Act of 1940, as amended, including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, and Dimensional ETF Trust (together, the “Dimensional Investment Companies”) and the portfolios, funds and exchange-traded funds of the Dimensional Investment Companies are each a “Dimensional Fund” and together, the “Dimensional Funds”). The Advisors believe that this Policy is reasonably designed to meet their goal of seeking to vote (or refrain from voting) proxies in a manner consistent with applicable legal and fiduciary standards and in the best interests of clients, as understood by the Advisors at the time of the vote.
Exhibit A to this Policy includes a summary of the Advisors’ current Proxy Voting Guidelines and will change from time to time (the “Guidelines”) and includes three implementations, one standard implementation, one for the portfolios and accounts that incorporate social considerations in their investment guidelines, and one for the portfolios and accounts that incorporate sustainability considerations in their investment guidelines. A separate account client may select one of the three implementations to be used for their account or, in certain circumstances, individualize their proxy voting guidelines. The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients and the Advisors understand the Guidelines to be consistent with applicable legal standards. Therefore, an Advisor will usually instruct voting of proxies in accordance with the Guidelines.
The Guidelines provide a framework for analysis and decision making but do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisors reserve the right to instruct votes that deviate from the Guidelines if, after a review of the matter, an Advisor believes that a client’s best interests would be served by, or applicable legal and fiduciary standards require, such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Investment Stewardship Committee for review. To the extent that the Guidelines do not cover potential voting issues, an Advisor may consider the spirit of the Guidelines and applicable legal standards and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of the client.
A client’s investment strategy or instructions can impact voting determinations and/or engagement efforts. For example, the Advisors consider social issues when voting proxies for portfolios and accounts that incorporate social considerations in their design and consider sustainability issues when voting proxies for portfolios and accounts that consider sustainability considerations in their design. The Advisors may also take social or sustainability issues into account when voting proxies for portfolios and accounts that do not incorporate social or sustainability considerations in their design if the Advisors believe that doing so is in the best interest of the relevant client(s) and otherwise consistent with applicable laws and the Advisors’ duties, such as where material environmental or social risks may have economic ramifications for shareholders
The foregoing differences may result in voting differently for some clients than others. Similarly, the Advisors may engage with a portfolio company differently depending on the relevant client(s)’ investment strategy and the subject(s) of the relevant engagement.
Proxy Advisory Firms
The Advisors have retained certain third-party proxy service providers (“Proxy Advisory Firms”) to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals, operationally process votes in accordance with the Guidelines on behalf of the clients for whom the Advisors have proxy voting responsibility, and provide reports concerning the proxies voted (“Proxy Voting Services”). Although the Advisors retain third-party service providers for Proxy Voting Services, the Advisors remain responsible for proxy voting decisions and making such decisions in accordance with their fiduciary duties. The Advisors have designed policies and procedures to prudently select, oversee and evaluate the Proxy Advisory Firms consistent with their fiduciary duties, including with respect to the matters described below, which Proxy Advisory Firms have been engaged to provide Proxy Voting Services to support the Advisors’ voting in accordance with this Policy. In the event that the Guidelines are not implemented precisely as the Advisors intend because of the actions or omissions of any Proxy Advisory Firms, custodians or sub-custodians or other agents, or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisors as a breach of this Policy.
Prior to the selection of any new Proxy Advisory Firms and annually thereafter or more frequently if deemed necessary by Dimensional, the Investment Stewardship Committee will consider whether the Proxy Advisory Firm: (a) has the capacity and competency to timely and adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide and (b) can make its recommendations in an impartial manner, in consideration of the best interests of the Advisors’ clients, and consistent with the Advisors’ voting policies and fiduciary duties. In conducting such a review of a Proxy Advisory Firm, Dimensional may consider the following, depending on the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide:
(i)
periodic sampling of certain votes pre-populated by the Proxy Advisory Firm’s systems as well as votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by the Advisors are being followed;
(ii)
onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to the Advisors;
(iii)
a review of those aspects of the Proxy Advisory Firm’s policies, procedures, and methodologies for formulating voting recommendations that the Advisors consider material to the Proxy Voting Services provided to the Advisors, including: (a) those relating to the Proxy Advisory Firm’s efforts to identify, address, mitigate and disclose actual or potential conflicts of interest, (b) the Proxy Advisory Firm’s efforts to obtain current, accurate, and complete information in creating recommendations and research, and (c) the Proxy Advisory Firm’s ability to provide services consistent with ERISA;
(iv)
a requirement that the Proxy Advisory Firm notify the Advisors if there is a substantive change in the Proxy Advisory Firm’s policies and procedures described in (iii) above or otherwise to its business practices;
(v)
a review of how and when the Proxy Advisory Firm engages with, and receives and incorporates input from, portfolio companies, the Proxy Advisory Firm’s clients and other third-party information sources as well as how and when the Proxy Advisory Firm makes available from portfolio companies, or other sources, additional information about a matter to be voted;
(vi)
an assessment of how the Proxy Advisory Firm considers factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote;
(vii)
in case of an error made by the Proxy Advisory Firm, a discussion of the error with the Proxy Advisory Firm and determination of whether (a) the error affected the Proxy

Advisory Firm’s Proxy Voting Services and (b) appropriate corrective and preventive action is being taken; and
(vii)
an assessment of whether the Proxy Advisory Firm appropriately updates its methodologies, guidelines, and voting recommendations, including to address any deficiencies, on an ongoing basis and incorporates input from issuers and Proxy Advisory Firm clients in the update process.

In evaluating Proxy Advisory Firms, the Advisors may also consider the adequacy and quality of the Proxy Advisory Firm’s staffing, personnel, and/or technology and other factors in its discretion.
Procedures for Voting Proxies
The Investment Committee at Dimensional is generally responsible for overseeing each Advisor’s proxy voting process. The Investment Committee has formed the Investment Stewardship Committee composed of certain officers, directors and other personnel of the Advisors and has delegated to its members authority to (i) oversee the voting of proxies and the Proxy Advisory Firms, (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with this Policy, (iv) receive reports on the review of the Proxy Advisory Firms as described above, and (v) review this Policy from time to time and recommend changes to the Investment Committee. The Investment Stewardship Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to this Policy and may designate personnel of each Advisor to instruct the vote on proxies on behalf of an Advisor’s clients, such as authorized traders of the Advisors (collectively, “Authorized Persons”). The Investment Stewardship Committee will review this policy no less frequently than annually and may recommend changes to this Policy to seek to act in a manner consistent with the best interests of the clients.
Generally, the Advisors analyze relevant proxy materials on behalf of their clients and seek to instruct the vote (or refrain from voting) proxies in accordance with this Policy and the Guidelines. A client may direct an Advisor to vote for such client’s account differently than what would occur in applying the Policy and the Guidelines. An Advisor may also agree to follow a client’s individualized proxy voting guidelines or otherwise agree with a client on particular voting considerations.
Each Advisor seeks to vote (or refrain from voting) proxies for its clients in a manner that the Advisor determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments, subject to the standards of legal and regulatory regimes, applicable to the Advisor or the client, and any particular investment or voting guidelines of specific funds or accounts. When voting (or electing to refrain from voting) proxies for clients, subject to ERISA, each Advisor shall seek to consider those factors that may affect the economic value of the ERISA client’s investment and not subordinate the interests of the client’s participants and beneficiaries on their retirement income or financial benefits under the plan to any other objectives. Irrespective of the foregoing, an Advisor’s decision-making to vote or refrain from voting will be made following a cost-benefit analysis described below.
Determining Whether to Vote Proxies
In some cases, an Advisor may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. For example, the Advisor will generally refrain from voting proxies where the Adviser anticipates that the costs to the client’s account of voting could exceed the expected benefits of voting. In making this assessment, each Advisor applies a general cost formula test for each account, assessing generally anticipated voting costs (e.g., custodian and Proxy Advisor Firm costs for voting) on a country-by-country basis against the Advisor’s assumptions regarding the aggregate financial value of voting.2 Note that securities issued in non-U.S. jurisdictions can be subject both to direct costs and opportunity costs which are not associated with voting U.S. proxies, including costs to: (i) appoint a proxy; (ii) obtain reliable information about the time and location of a meeting; (iii) obtain relevant information about voting procedures for foreign shareholders; (iv) restrict trading securities that are subject to proxy votes (share-blocking periods); (v) arrange for a proxy to vote locally in person; and (vi) charged fees by custody banks for providing certain services with regard to voting proxies. As a result, were an Advisor to refrain from voting proxies, it would be more likely to do so for votes for matters related to non-U.S. issuers rather than U.S. issuers. The Advisors consider updates on proxy voting costs and voting impediments and its overall cost-benefit analysis for each account and country periodically, no less frequently than annually.
2
If a client does not share with its Advisor information regarding the cost of voting proxies so that the Advisor can perform a cost-benefit analysis, the Advisor will decide whether to vote proxies considering only the information available to it on such costs, as well as the preferences expressed by the client or its representative(s).
In certain circumstances, for example, for client accounts with a relatively small amount of assets under management that invest significantly in non-U.S. issuers and have a large number of holdings, an Advisor’s cost-benefit analysis may result in the Advisor refraining from voting all proxies for an account.
Notwithstanding the foregoing, in the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its client’s vote is reasonably likely to be determinative of the outcome of the contest, and that the expected benefits to the client of voting a particular proxy vote exceed the expected costs, the Advisor will seek to make reasonable efforts to vote that proxy.
For securities on loan and when the Advisor or an affiliate of the Advisor has agreed to monitor the securities lending program of the client account, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is generally the Advisors’ belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by an Advisor recalling loaned securities for voting. In certain countries, including the United States, the specific terms of the proposals to be voted on by shareholders will generally not be known until after the record date, which determines the shares eligible to be voted. In this situation, the Advisor may not be aware of the subject of a proxy in time to make a decision as to whether the materiality of the voting proposals warrants recalling a security on loan to vote. In addition, because specific record dates may not be known, if the

Advisor were to seek to recall securities on loan, the Advisor would need to estimate the record date which would result in the securities being recalled for a longer period of time than otherwise required and may create a greater potential loss of income. Each Advisor does intend to recall securities on loan if, based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.
In cases where an Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote and this may also inform an Advisor’s voting decision. As part of the vote execution services provided to the Advisors, a Proxy Advisory Firm pre-populates votes in accordance with the Policy and Guidelines. Such votes are automatically submitted unless modified by an Authorized Person prior to submission. The Advisors conduct sampling of select pre-populated votes prior to the final vote submission. For votes on certain issues, the Advisors conduct additional reviews as part of the voting process. If an Advisor becomes aware that a portfolio company or shareholder proponent of a proposal has filed or intends to file additional soliciting material after a Proxy Advisory Firm has pre-populated votes, and the company or proponent makes this material available within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor will assess whether the material could reasonably be expected to impact the Advisor’s vote determination and will seek to review and consider any impactful material prior to the proxy-voting deadline.
The Advisors from time to time discuss governance matters with portfolio companies to represent client interests; however, regardless of such conversations, the Advisors acquire securities on behalf of their clients solely for the purpose of investment and not with the purpose or intended effect of changing or influencing the control of any portfolio company. The Advisors do not intend to engage in shareholder activism with respect to a pending vote or matter that an Advisor reasonably expects to be the subject of a shareholder vote in the foreseeable future. If an issuer’s management, shareholders or proxy solicitors contact an Advisor with respect to a pending vote, a member of the Investment Stewardship Committee (or its delegee) may listen to such party and discuss this Policy with such party.
Fixed Income Securities
Holders of fixed income securities are generally not entitled to an annual vote and therefore do not have such a mechanism to influence an issuer’s governance. From time-to-time holders of fixed income securities can receive proxy ballots or corporate action-consents at the discretion of the issuer/custodian. When processed as proxy ballots, Proxy Advisory Firms generally do not provide a voting recommendation on such matters and the service provider’s role is limited to election processing and recordkeeping. In such circumstances the Advisor’s fixed income portfolio management team is generally responsible for providing recommendations on how to vote proxy ballots and corporation action-consents and they may consult with members of the Investment Stewardship Group, with the aim of applying the same general principles as are set out in the Guidelines.
Conflicts of Interest
Occasions may arise where an Authorized Person, one or more members of the Investment Stewardship Committee, an Advisor, or an affiliated person of an Advisor has a potential conflict of interest in connection with the proxy voting process or engagement with portfolio companies. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. Proxies that the Advisors receive on behalf of their clients generally will be voted in accordance with predetermined guidelines or procedures (or a client’s predetermined custom guidelines or procedures), and when proxies are voted consistently with such guidelines or procedures, the Advisors consider such votes not to be affected by any conflicts of interest.
In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to predetermined guidelines or procedures (or in cases for which the guidelines or procedures do not prescribe a particular vote and the proposed vote is contrary to the recommendation of the Proxy Advisory Firm primarily used by the Advisors to provide voting recommendations), and (ii) the Authorized Person or any member of the Investment Stewardship Committee believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Investment Stewardship Committee or, in the case of a member of the Investment Stewardship Committee who believes a potential conflict of interest exists, the member will disclose the conflict to the Investment Stewardship Committee. Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.
If the Investment Stewardship Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to predetermined guidelines or procedures (or in the case where the guidelines or procedures do not prescribe a particular vote and the proposed vote is contrary to the recommendation of the Proxy Advisory Firm), the Investment Stewardship Committee member will bring the vote to the Investment Stewardship Committee, which will (a) determine how the vote should be cast, keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the client’s interest.

The Advisors may face a conflict of interest in determining whether to vote or refrain from voting proxies for funds where the Advisor has agreed to assume the costs of a fund’s voting expenses because, for such client accounts, the costs of voting proxies are effectively paid by the Advisor. The Advisors believe such conflicts of interest are addressed by applying the same cost-benefit analysis across all of their clients, without regard to whether the Advisor has a conflict, such as by assuming the costs of voting on behalf of a client.
To the extent a conflict arises in connection with a proposed engagement with a portfolio company, the proposed engagement will be brought to the Investment Stewardship Committee for consideration of how to proceed.
To the extent the Investment Stewardship Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Dimensional Investment Company in the circumstances described in this paragraph, Dimensional will report annually on such determinations to the respective Board of Directors/Trustees of the Dimensional Investment Company. The Advisors will also consider, where appropriate, other disclosure to clients regarding potential conflicts of interest, dependent upon the agreement with the client.
Voting by Dimensional Funds that hold shares of other Dimensional Funds. To avoid certain potential conflicts of interest, Dimensional generally will employ mirror voting, if possible, when a Dimensional Fund invests in another Dimensional Fund in reliance on any one of Sections 12(d)(1)(E), 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act of 1940, as amended, (“1940 Act”), related rules thereunder (including Rule 12d1-1 or Rule 12d1-4 under the 1940 Act), or pursuant to an SEC exemptive order thereunder, unless otherwise required by applicable law or regulation. Mirror voting means that Dimensional will vote the shares in the same proportion as the vote of all of the other holders of the Dimensional Fund’s shares. With respect to instances when a Dimensional Fund invests in an underlying Dimensional Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4), or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying Dimensional Fund, Dimensional will vote in accordance with the recommendation of such Dimensional Investment Company’s board of trustees or directors, unless otherwise required by applicable law or regulation. With respect to instances when a Dimensional Fund invests in an underlying Dimensional Fund in reliance on Sections 12(d)(1)(E) or 12(d)(1)(F) of the 1940 Act and there are no other unaffiliated shareholders also invested in the underlying Dimensional Fund, Dimensional will employ pass-through voting, unless otherwise required by applicable law or regulation. In “pass-through voting,” the investing Dimensional Fund will solicit voting instructions from its shareholders as to how to vote on the underlying Dimensional Fund’s proposals.
Availability of Proxy Voting Information and Recordkeeping
Each Advisor will inform those clients for which it has voting authority how to obtain information from the Advisor about how it voted with respect to client securities. The Advisor will provide those clients with a summary of its proxy voting guidelines, process and policies and will inform the clients how they can obtain a copy of the complete Policy upon request. If an Advisor is registered under the Advisers Act, the Advisor will also: (i) include such information described in the preceding two sentences in Part 2A of its Form ADV and (ii) if and as required, seek to file on Form N-PX its proxy voting record in respect of certain votes no later than August 31 of each year, for the twelve-month period ending June 30 of the current year.
Recordkeeping
The Advisors will also keep records of the following items: (i) their proxy voting guidelines, policies and procedures and documentation of their annual reviews of such guidelines, policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and an Advisor’s responses (whether a client’s request was oral or in writing); (v) any documents prepared by an Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision; (vi) a record of any testing conducted on any Proxy Advisory Firm’s votes; and (vii) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to the Advisors. The Advisors will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at one of its principal offices.
Disclosure by the Dimensional Investment Companies
Dimensional shall disclose in the statements of additional information of the Dimensional Investment Companies a summary of procedures which Dimensional uses to determine how to vote proxies relating to portfolio securities of the Dimensional Investment Companies. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities LLC (“DFAS”) or an affiliate of Dimensional or DFAS.
The semi-annual reports of the Dimensional Investment Companies shall indicate that a description of the policies and procedures that the Dimensional Investment Companies use in voting proxies of portfolio securities is available: (i) without charge, upon request, by calling Dimensional collect; or (ii) on the SEC’s website. Any requested description must be sent within three business days by a prompt method of delivery.
Dimensional, on behalf of each Dimensional Investment Company it advises, each applicable Advisor, and as otherwise as required, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending

June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX by each Dimensional Investment Company and each Advisor, as applicable.
Exhibit A
Summary of Proxy Voting Guidelines
General Approach to Corporate Governance and Proxy Voting
When voting (or refraining from voting) proxies, Dimensional3 seeks to act in the best interests of the funds and accounts Dimensional manages and consistent with applicable legal and fiduciary standards. Dimensional seeks to maximize shareholder value subject to the standards of legal and regulatory regimes (applicable to the Advisor or the client), listing requirements, corporate governance and stewardship codes, and the investment or voting guidelines of the fund or account.4
3
“Dimensional” refers to any of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Ireland Limited, Dimensional Fund Advisors Pte. Ltd. or Dimensional Japan Ltd.
4
For considerations in connection with ERISA-covered clients, see the Policy and its references to requirements under ERISA.
Dimensional expects the members of a portfolio company’s board to act in the interests of their shareholders. Each portfolio company’s board should implement policies and adopt practices that align the interests of the board and management with those of its shareholders. Since a board’s main responsibility is to oversee management and to manage and mitigate risk, it is important that board members have the experience and skills to carry out that responsibility.
This summary outlines Dimensional’s global approach to key proxy voting issues and highlights particular considerations in specific markets.
Global Evaluation Framework
Dimensional’s Global Evaluation Framework sets out Dimensional’s general expectations for all portfolio companies. When implementing the principles contained in Dimensional’s Global Evaluation Framework in a given market, in addition to the relevant legal and regulatory requirements, Dimensional will consider local market practices. Additionally, for portfolio companies in the United States, Europe, the Middle East, Africa, Japan, Australia and other select Asia markets, Dimensional will apply the market-specific considerations contained in the relevant subsection in these Guidelines.
Uncontested Director Elections
Dimensional may vote against individual directors, committee members, or the full board of a portfolio company, such as in the following situations:
1.
There are problematic audit-related practices;
2.
There are problematic compensation practices or persistent pay for performance misalignment;
3.
There are problematic anti-takeover provisions;
4.
There have been material failures of governance, risk oversight, or fiduciary responsibilities;
5.
The board has failed to adequately respond to shareholder concerns;
6.
The board has demonstrated a lack of accountability to shareholders;
7.
There is an ineffective board refreshment process5;
5
As used in these guidelines “board refreshment process” means the method for reviewing and establishing the composition of the board of the portfolio company (e.g., assessments or self-evaluation, succession planning, approach for searches for board members, criteria for qualification of board members).
If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues listed in 1-7 above, Dimensional may vote against that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.
Dimensional also considers the following when voting on directors of portfolio companies:
1.
Board and committee independence;
2.
Director attendance: Dimensional generally expects directors to attend at least 75% of board and committee meetings;
3.
Director capacity to serve;
4.
Board composition.

Board Refreshment
An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria. Dimensional believes information about a portfolio company’s assessment and refreshment process should be disclosed and should generally include:
•
The processes and procedures by which the portfolio company identifies the key competencies that directors should possess in order to ensure the board is able to appropriately oversee the risks and opportunities associated with the portfolio company’s strategy and operations;
•
How the performance of individual directors and the board as a whole is assessed;
•
The alignment between the skills and expertise of each board member and the key competencies identified in the board assessment process;
•
Board refreshment mechanisms;
•
Director recruitment policies and procedures; and
•
The extent to which diversity considerations are incorporated into board assessment and refreshment practices and director recruitment policies.
In evaluating a portfolio company’s refreshment process, Dimensional may consider, among other information:
•
Whether the portfolio company’s board assessment process meets market best practices in terms of objectiveness, rigor, disclosure, and other criteria;
•
Whether the portfolio company complies with market best practice with regards to refreshment mechanisms, including tenure limits; and
•
Whether the portfolio company has board entrenchment devices, such as a classified board or plurality vote standard.
Dimensional may consider a board’s diversity when evaluating the effectiveness of a portfolio company’s board refreshment process. Dimensional may consider whether a portfolio company seeks to follow market best practices as the portfolio company nominates new directors and assesses the performance of existing directors who have the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.
If Dimensional believes that a portfolio company’s board assessment and refreshment process is not sufficiently rigorous, or if the portfolio company fails to disclose adequate information for Dimensional to assess the rigor of the process, Dimensional may vote against members of the Nominating Committee, or other relevant directors.
Bundled/Slate Director Elections
Dimensional generally opposes bundled director elections at portfolio companies; however, in markets where individual director elections are not an established practice, bundled elections are acceptable as long as the full list of candidates is disclosed in a timely manner.
Contested Director Elections
In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, and the incumbent board’s history of responsiveness to shareholders.
Board Size
Dimensional believes that portfolio company boards are responsible for determining an appropriate size of the board of directors within the confines of relevant corporate governance codes and best practice standards. However, Dimensional will generally oppose proposals to alter board structure or size in the context of a fight for control of the portfolio company or the board.
Auditors
Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult for us to assess these factors.
In addition to voting against the ratification of the auditors, Dimensional may also vote against or withhold votes from audit committee members at portfolio companies in instances of fraud, material weakness, or significant financial restatements.
Anti-Takeover Provisions
Dimensional believes that the market for corporate control, which often results in acquisitions which increase shareholder value, should be able to function without undue restrictions. Takeover defenses such as shareholder rights plans (poison pills) can lead to entrenchment of management and reduced accountability at the board level. Dimensional will generally vote against the adoption of anti-takeover provisions. Dimensional may vote against directors at portfolio companies that adopt or maintain anti-takeover provisions without shareholder approval post- initial public offering (“IPO”) or adopted such structures prior to, or in connection with, an IPO. Dimensional may vote against such directors not just at the portfolio company that adopted the anti-takeover provision, but at all other portfolio company boards they serve on.
Related-Party Transactions
Dimensional believes portfolio company related-party transactions should be minimized. When such transactions are determined to be fair to the portfolio company and its shareholders in accordance with the portfolio company’s policies and governing law, they should be thoroughly disclosed in public filings.
Amendments to Articles of Association/Incorporation
Dimensional expects the details of proposed amendments to articles of association or incorporation, or similar portfolio company documents, to be clearly disclosed. Dimensional will typically support such amendments that are routine in nature or are required or prompted by regulatory changes. Dimensional may vote against amendments that negatively impact shareholder rights or diminish board oversight.
Equity Based Remuneration
Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.
Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.
Executive Remuneration
Dimensional supports remuneration for executives that is clearly linked to the portfolio company’s performance. Remuneration should be designed to attract, retain and appropriately motivate and serve as a means to align the interests of executives with those of shareholders.
Dimensional expects portfolio companies to structure executive compensation in a manner that does not insulate management from the consequences of failures of risk oversight and management. Dimensional typically supports clawback provisions in executive compensation plans as a way to mitigate risk of excessive risk taking by executives at portfolio companies.
Dimensional supports remuneration plan metrics that are quantifiable and clearly tied to company strategy and the creation of shareholder value. The use of standard financial metrics, for example, metrics based on generally accepted accounting principles (“GAAP”) or international financial reporting standards, when determining executive pay is generally considered by Dimensional to be preferable. The use of non-standard metrics, including those involving large non-GAAP adjustments, result in less transparency for investors and may lead to artificially high executive pay. In evaluating a portfolio company’s executive compensation, Dimensional considers whether the portfolio company is disclosing what each metric is intended to capture, how performance is measured, what targets have been set, and performance against those targets. While environmental and social (E&S) issues may be material for shareholder value, Dimensional believes linking E&S metrics to executive pay in a quantifiable and transparent manner can present particular challenges. Dimensional will seek to focus on the rigor of E&S metrics and will seek to scrutinize payouts made under these metrics, particularly when there has been underperformance against other metrics tied to financial performance or shareholder value.
To the extent that remuneration is clearly excessive and not aligned with the portfolio company’s performance or other factors, Dimensional would not support such remuneration. Additionally, Dimensional expects portfolio companies to strive to follow local market practices with regards to the specific elements of remuneration and the overall structure of the remuneration plan.
Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive remuneration plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.
In markets where components of executive remuneration, such as performance rights or options, are required to be subject to a separate shareholder vote, Dimensional will consider these proposals in line with the principles above.
Director Remuneration
Dimensional will generally support director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.
Mergers & Acquisitions (M&A)
Dimensional’s primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that Dimensional believes market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.
Capitalization
Dimensional will vote case-by-case on proposals related to portfolio company share issuances, taking into account the purpose for which the shares will be used, the risk to shareholders of not approving the request, and the dilution to existing shareholders.
Unequal Voting Rights
Dimensional opposes the creation of share structures that provide for unequal voting rights, including dual class stock with unequal voting rights or mechanisms such as loyalty shares that may skew economic ownership and voting rights within the same class of shares, and will generally vote against proposals to create or continue such structures. On a case-by-case basis, Dimensional may also vote against directors at portfolio companies that adoptor maintain such structures without shareholder approval post-IPO or adopted such structures prior to, or in connection with, an IPO.
Say on Climate
Dimensional will generally vote against management and shareholder proposals to introduce say on climate votes, which propose that companies’ climate-risk management plans are put to a recurring advisory shareholder vote. Dimensional believes that strategic planning, including mitigation of climate-related risks and oversight of opportunities presented by potential climate change is the responsibility of the portfolio company board and should not be delegated or transferred to shareholders. If a portfolio company’s climate-risk management plan is put to a shareholder vote then Dimensional will generally vote against the plan, regardless of the level of detail contained in the plan, to indicate our opposition to the delegation of oversight implied by such votes If Dimensional observes that a portfolio company board is failing to adequately guard shareholder value through strategic planning, Dimensional may vote against directors.
Shareholder Proposals
Dimensional’s goal when voting on portfolio company shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.
Dimensional will typically vote with management on environmental and social (E&S) shareholder proposals. In certain circumstances, including if the E&S matter may have a material impact on the portfolio company, Dimensional may determine a case-by-case analysis is warranted, in which case we will consider if supporting the proposal is likely to provide shareholders with meaningful information about a portfolio company’s handling of environmental or social risk through improved board accountability, improved policies or procedures, or improved disclosures.
Virtual Meetings
Dimensional does not oppose the use of virtual-only meetings if shareholders are provided with the same rights and opportunities as available during a physical meeting, including:
•
The ability to see and hear portfolio company representatives;
•
The ability to ask questions of portfolio company representatives; and
•
The ability to see or hear questions submitted to portfolio company representatives by other shareholders, including those questions not answered by portfolio company representatives.
Disclosure of Vote Results
Dimensional expects detailed disclosure of voting results. In cases where vote results have not been disclosed within a reasonable time frame, Dimensional may vote against individual directors, committee members, or the full board of a portfolio company.
Disclosure of Meeting Materials
Dimensional expects timely disclosure of meeting notice and materials. Dimensional may vote against individual directors or committee members if disclosure is not made with sufficient time for shareholders to consider the materials prior to the shareholder meeting.
Voting Guidelines for Environmental and Social Matters
Dimensional believes that portfolio company boards are responsible for addressing material environmental and social risks within their duties. If a portfolio company is unresponsive to environmental or social risks that may have material economic ramifications for shareholders, Dimensional may vote against directors individually, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such E&S proposals. Dimensional may communicate with portfolio companies to better understand the alignment of the interests of boards and management with those of shareholders on these topics.

Evaluating Disclosure of Material Environmental or Social Risks
Dimensional generally believes that information about the oversight and mitigation of material environmental or social risks should be disclosed by portfolio companies. Dimensional generally expects the disclosure regarding oversight and mitigation to include:
•
A description of material risks.
•
A description of the process for identifying and prioritizing such risks and how frequently it occurs.
•
The policies and procedures governing the handling of each material risk.
•
A description of the management-level roles/groups involved in oversight and mitigation of each material risk.
•
A description of the metrics used to assess the effectiveness of mitigating each material risk, and the frequency at which performance against these metrics is assessed.
•
A description of how the board is informed of material risks and the progress against relevant metrics.
In certain instances where Dimensional determines that disclosure by a portfolio company is insufficient for a shareholder to be able to adequately assess the relevant risks facing a portfolio company, or where a portfolio company has faced a material controversy in relation to the issue, Dimensional may, on a case-by-case basis, vote against individual directors, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such proposals.
Political and Lobbying Activities
Dimensional expects boards of portfolio companies to exercise oversight of political and lobbying-related expenditures and ensure that such spending is in line with shareholder interests.
In evaluating a portfolio company’s policies related to political and lobbying expenditure, Dimensional expects the following practices:
•
The board to adopt policies and procedures to oversee political and lobbying expenditures;
•
The details of the board oversight, including the policies and procedures governing such expenditures, to be disclosed publicly; and
•
That board oversight of political and lobbying activities, such as spending, should include ensuring that the portfolio company’s publicly stated positions are in alignment with its related activities and spending.
Human Capital Management
Dimensional expects boards of portfolio companies to exercise oversight of human capital management issues. Dimensional expects portfolio companies to disclose sufficient information for shareholders to understand the policies, procedures, and personnel a portfolio company has in place to address issues related to human capital management. This disclosure should include the portfolio company’s human capital management goals in key areas, such as compensation, employee health and wellness, employee training and development, and workforce composition, as well as the metrics by which the portfolio company assesses performance against these goals.
Climate-Related Risks
Dimensional expects boards of portfolio companies to exercise oversight of climate-related risks that may have a material impact on the portfolio company. Climate-related risks may include physical risks from changing weather patterns and/or transitional risks from changes in regulation or consumer preferences. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:
•
The specific risks identified.
•
The potential impact these risks could have on the portfolio company’s business, operations, or strategy.
•
Whether the risks are overseen by a specific committee or the full board.
•
The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed.
•
The management-level roles/groups responsible for managing these risks.
•
The metrics used to assess the handling of these risks, how they are calculated, and the reason for their selection, particularly when the metrics recommended by a recognized third-party framework, such as Task Force for Climate-related Financial Disclosures (TCFD), International Sustainability Standards Board (ISSB), or Sustainability Accounting Standards Board (SASB) Standards, are not being used.
•
Targets used by the portfolio company to manage climate-related risks and performance against those targets.
Human Rights
Dimensional expects portfolio company boards to exercise oversight of human rights issues that could pose a material risk to the business, including forced labor, child labor, privacy, freedom of expression, and land and water rights. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

•
The specific risks identified
•
The potential impact these risks could have on the portfolio company’s business, operations, or strategy
•
Whether the risks are overseen by a specific committee or the full board
•
The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed
•
Details on how the portfolio company monitors human rights throughout the organization and supply chain, including the scope and frequency of audits and how instances of non-compliance are resolved
•
The policies governing human rights throughout the organization and supply chain and the extent to which the policy aligns with recognized global frameworks such as the UN’s Guiding Principles on Human Rights and the OECD’s Guidelines for Multinational Enterprises
•
Details of violations of the policy and corrective action taken
Technology
Dimensional expects portfolio company boards to exercise oversight of the use of technology, including artificial intelligence (AI), throughout the business and disclose information of their handling of any associated risks, to the extent such risks could be material to the business. With respect to cybersecurity risks in particular, disclosure should include:
•
Policies and procedures to manage cybersecurity risk and identify cybersecurity incidents
•
The role of management in implementing cybersecurity policies and procedures
•
The role of the board in overseeing cybersecurity risk and the process by which the board is informed of incidents.
•
Material cybersecurity incidents and remedial actions taken.
Evaluation Framework for U.S. Listed Companies
Director Elections:
Uncontested Director Elections
Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.
One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent and key committees to be fully independent.
Dimensional believes shareholders should have a say in who represents their interests and portfolio companies should be responsive to shareholder concerns. Dimensional may vote against or withhold votes from individual directors, committee members, or the full board, and may also vote against such directors when they serve on other portfolio company boards, in the following situations:
•
The continued service of directors who failed to receive the support of a majority of shareholders (regardless of whether the portfolio company uses a majority or plurality vote standard).
•
Failure to adequately respond to majority-supported shareholder proposals.
Contested Director Elections
In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, the incumbent board’s history of responsiveness to shareholders, and the market’s reaction to the contest.
Board Structure and Composition:
Age and Term Limits
Dimensional believes it is the responsibility of a portfolio company’s nominating committee to ensure that the portfolio company’s board of directors is composed of individuals with the skills needed to effectively oversee management and will generally oppose proposals seeking to impose age or term limits for directors.
That said, portfolio companies should clearly disclose their director evaluation and board refreshment policies in their proxy. Lack of healthy turnover on the board of a portfolio company or lack of observable diversity on a portfolio company board may lead Dimensional to scrutinize the rigor of a portfolio company’s board refreshment process.

CEO/Chair
Dimensional believes that the portfolio company boards are responsible for determining whether the separation of roles is appropriate and adequately protects the interests of shareholders.
At portfolio companies with a combined CEO/Chair, Dimensional expects the board to appoint a lead independent director with specific responsibilities, including the setting of meeting agendas, to seek to ensure the board is able to act independently.
Recent environmental, social, and governance controversies resulting from inadequate board oversight may be taken into account when voting on shareholder proposals seeking the separation of the roles of CEO and Chair at a portfolio company.
Governance Practices:
Classified Boards
Dimensional believes director votes are an important mechanism to increase board accountability to shareholders. Dimensional therefore advocates for boards at portfolio companies to give shareholders the right to vote on the entire slate of directors on an annual basis.
Dimensional will generally support proposals to declassify existing boards at portfolio companies and will generally oppose efforts by portfolio companies to adopt classified board structures, in which only part of the board is elected each year.
Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a classified board without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt classified boards prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.
Dual Classes of Stock
Dual class share structures are generally seen as detrimental to shareholder rights, as they are accompanied by unequal voting rights. Dimensional believes in the principle of one share, one vote.
Dimensional opposes the creation of dual-class share structures with unequal voting rights at portfolio companies and will generally vote against proposals to create or continue dual-class capital structures.
Dimensional will generally vote against or withhold votes from directors at portfolio companies that adopt a dual- class structure without shareholder approval after the portfolio company’s IPO. Dimensional will generally vote against or withhold votes from directors for implementation of a dual-class structure prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.
Supermajority Vote Requirements
Dimensional believes that the affirmative vote of a majority of shareholders of a portfolio company should be sufficient to approve items such as bylaw amendments and mergers. Dimensional will generally vote against proposals seeking to implement a supermajority vote requirement and for shareholder proposals seeking the adoption of a majority vote standard.
Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a supermajority vote requirement without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt supermajority vote requirements prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.
Shareholder Rights Plans (Poison Pills)
Dimensional generally opposes poison pills. As a result, Dimensional may vote against the adoption of a pill and all directors at a portfolio company that put a pill in place without first obtaining shareholder approval. Votes against (or withheld votes from) directors may extend beyond the portfolio company that adopted the pill, to all boards the directors serve on.
Cumulative Voting
Under cumulative voting, each shareholder is entitled to the number of his or her shares multiplied by the number of directors to be elected. Shareholders have the flexibility to allocate their votes among directors in the proportion they see fit, including casting all their votes for one director. This is particularly impactful in the election of dissident candidates to the board in the event of a proxy contest.
Dimensional will typically support proposals that provide for cumulative voting and against proposals to eliminate cumulative voting unless the portfolio company has demonstrated that there are adequate safeguards in place, such as proxy access and majority voting.

Majority Voting
For the election of directors, portfolio companies may adopt either a majority or plurality vote standard. In a plurality vote standard, the directors with the most votes are elected. If the number of directors up for election is equal to the number of board seats, each director only needs to receive one vote in order to be elected. In a majority vote standard, in order to be elected, a director must receive the support of a majority of shares voted or present at the meeting.
Dimensional supports a majority (rather than plurality) voting standard for uncontested director elections at portfolio companies. The majority vote standard should be accompanied by a director resignation policy to address failed elections.
To account for contested director elections, portfolio companies with a majority vote standard should include a carve-out for plurality voting in situations where there are more nominees than seats.
Right to Call Meetings and Act by Written Consent
Dimensional will generally support the right of shareholders to call special meetings of a portfolio company board (if they own 25% of shares outstanding) and take action by written consent.
Proxy Access
Dimensional will typically support management and shareholder proposals for proxy access that allow a shareholder (or group of shareholders) holding three percent of voting power for three years to nominate up to 25 percent of a portfolio company board. Dimensional will typically vote against proposals that are more restrictive than these guidelines.
Amend Bylaws/Charters
Dimensional believes that shareholders should have the right to amend a portfolio company’s bylaws. Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that place substantial restrictions on shareholders’ ability to amend bylaws through excessive ownership requirements for submitting proposals or restrictions on the types of issues that can be amended.
Exclusive Forum
Dimensional is generally supportive of management proposals at portfolio companies to adopt an exclusive forum for shareholder litigation.
Indemnification and Exculpation of Directors and Officers
Dimensional intends to evaluate proposals seeking to enact or expand indemnification or exculpation provisions on a case-by-case basis considering board rationale and specific provisions being proposed.
Advance Notice Provisions
Portfolio company bylaw amendments known as “advance notice provisions” set out the steps shareholders must follow when submitting an item for inclusion on the agenda of a shareholder meeting. These provisions may serve as an entrenchment device that can result in reduced accountability at the board level in cases where they impose onerous requirements on shareholders wishing to submit a nominee for the board of directors. When evaluating advanced notice provisions, whether for the submission of a shareholder candidate or the submission of other permissible proposals, Dimensional generally does not support provisions that:
•
Require shareholder-nominated candidates to disclose information that is not required for new board- nominated candidates
•
Impose unduly burdensome disclosure requirements on shareholder proponents
•
Significantly limit the time period shareholders have to submit proposals or nominees
Dimensional may vote against or withhold votes from directors who adopt such provisions without shareholder approval.
Executive and Director Compensation:
Equity-Based Compensation
Dimensional supports the adoption of equity plans that align the interests of portfolio company board, management, and portfolio company employees with those of shareholders.
Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.
Dimensional will typically vote against plans that have features that have a negative impact on shareholders of portfolio companies. Such features include single-trigger or discretionary vesting, an overly broad definition of change in control, a lack of minimum vesting periods for grants, evergreen provisions, and the ability to reprice shares without shareholder approval.

Dimensional may also vote against equity plans if problematic equity grant practices have contributed to a pay for performance misalignment at the portfolio company.
Employee Stock Purchase Plans
Dimensional will generally support qualified employee stock purchase plans (as defined by Section 423 of the Internal Revenue Code), provided that the purchase price is no less than 85 percent of market value, the number of shares reserved for the plan is no more than ten percent of outstanding shares, and the offering period is no more than 27 months.
Advisory Votes on Executive Compensation (Say on Pay)
Dimensional supports reasonable compensation for executives that is clearly linked to the portfolio company’s performance. Compensation should serve as a means to align the interests of executives with those of shareholders. To the extent that compensation is excessive, it represents a transfer to management of shareholder wealth. Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive compensation plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.
Certain practices, such as:
•
multi-year guaranteed bonuses
•
excessive severance agreements (particularly those that vest without involuntary job loss or diminution of duties or those with excise-tax gross-ups)
•
single, or the same, metrics used for both short-term and long-term executive compensation plans may encourage excessive risk-taking by executives at portfolio companies and are generally opposed by Dimensional.
At portfolio companies that have a history of problematic pay practices or excessive compensation, Dimensional will consider the portfolio company’s responsiveness to shareholders’ concerns and may vote against or withhold votes from members of the Compensation Committee if these concerns have not been addressed.
Frequency of Say on Pay
Executive compensation in the United States is typically composed of three parts: 1) base salary; 2) cash bonuses based on annual performance (short-term incentive awards); 3) and equity awards based on performance over a multi-year period (long-term incentive awards).
Dimensional supports triennial say on pay because it allows for a longer-term assessment of whether compensation was adequately linked to portfolio company performance. This is particularly important in situations where a portfolio company makes significant changes to their long-term incentive awards, as the effectiveness of such changes in aligning pay and performance cannot be determined in a single year.
If there are serious concerns about a portfolio company’s compensation plan in a year where the plan is not on the ballot, Dimensional may vote against or withhold votes from members of the Compensation Committee.
Executive Severance Agreements (Golden Parachutes)
Dimensional analyzes golden parachute proposals on a case-by-case basis.
Dimensional expects payments to be reasonable on both an absolute basis and relative to the value of the transaction. Dimensional will typically vote against agreements with cash severance of more than 3x salary and bonus.
Dimensional expects vesting of equity to be contingent on both a change in control and a subsequent involuntary termination of the employee (“double-trigger change in control”).
Corporate Actions:
Reincorporation
Dimensional will evaluate reincorporation proposals on a case-by-case basis.
Dimensional may vote against reincorporations if the move would result in a substantial diminution of shareholder rights at the portfolio company.
Capitalization:
Increase Authorized Shares
Dimensional will vote case-by-case on proposals seeking to increase common or preferred stock of a portfolio company, taking into account the purpose for which the shares will be used and the risk to shareholders of not approving the request.

Dimensional will typically vote against requests for common or preferred stock issuances that are excessively dilutive relative to common market practice.
Dimensional will typically vote against proposals at portfolio companies with multiple share classes to increase the number of shares of the class with superior voting rights.
Blank Check Preferred Stock
Blank check preferred stock is stock that can be issued at the discretion of the board, with the voting, conversion, distribution, and other rights determined by the board at the time of issue. Therefore, blank check preferred stock can potentially serve as means to entrench management and prevent takeovers at portfolio companies.
To mitigate concerns regarding what Dimensional believes is the inappropriate use of blank check preferred stock, Dimensional expects portfolio companies seeking approval for blank preferred stock to clearly state that the shares will not be used for anti-takeover purposes.
Share Repurchases
Dimensional will generally support open-market share repurchase plans that allow all shareholders to participate on equal terms. Portfolio companies that use metrics such as earnings per share (EPS) in their executive compensation plans should ensure that the impact of such repurchases are taken into account when determining payouts.
Shareholder Proposals:
In instances where a shareholder proposal is excluded from the meeting agenda, Dimensional expects the portfolio company to provide shareholders with substantive disclosure concerning this exclusion. In certain instances, Dimensional may vote against or withhold votes from certain directors on a case-by-case basis if such disclosure is lacking.
Evaluation Framework for Europe, the Middle East, and Africa (EMEA) Listed Companies
Continental Europe:
Director Election Guidelines
•
Portfolio company boards should be majority independent (excluding shareholder or employee representatives as provided by law); however, lower levels of board independence may be acceptable in controlled companies and in those markets where local best practice indicates that at least one-third of the board be independent.
•
A majority of audit and remuneration committee members (excluding shareholder or employee representatives as provided by law) should be independent; the committees overall should be at least one- third independent.
•
Executives should generally not serve on audit and remuneration committees.
•
The CEO and board chair roles should generally be separate.
•
Portfolio companies should comply with Directive (EU) 2022/2381 (Gender Balance on Boards of Certain Companies) Regulations 2025 to the extent transposed into national law, relevant listing rules, corporate governance codes, and market best practices with regards to board composition.
Remuneration Guidelines
Dimensional expects annual remuneration reports published by portfolio companies pursuant to the Shareholder Rights Directive II to disclose, at a minimum:
•
The amount paid to executives;
•
Alignment between pay and performance;
•
The targets used for variable incentive plans and the ex-post levels achieved; and
•
The rationale for any discretion applied.
Other Market Specific Guidelines for Continental Europe
•
In Austria, Germany, and the Netherlands, Dimensional will generally vote against the appointment of a former CEO as chairman of the board of directors or supervisory board of a portfolio company.
United Kingdom:
Dimensional expects portfolio companies to follow the applicable requirements of the FCA Listing Rules, the UK Corporate Governance Code, and market best practice with regards to board and committee composition. When evaluating portfolio company boards Dimensional will also consider the recommendations of the FTSE Women Leaders and Parker Reviews with regards to board composition.

Dimensional expects companies to align their remuneration with the requirements of the UK Corporate Governance Code and to consider best practices such as those set forth in the Investment Association Principles of Remuneration.
With respect to capital structure, Dimensional will consider expectations set forth in the Investment Association’s Share Capital Management Guidelines and the Pre-Emption Group Statement of Principles and the Pensions and Lifetime Savings Association Guidelines.
Ireland:
Dimensional expects Irish-incorporated portfolio companies with their primary listing on Euronext Dublin to follow the requirements of the Irish Corporate Governance Code.
Dimensional expects Irish-incorporated companies to follow the requirements of S.I. No. 215/2015 – European Union (Gender Balance on Boards of Certain Companies) Regulations 2025 with respect to evaluating board composition.
South Africa:
Dimensional expects portfolio companies to follow the recommendations of the King Report on Corporate Governance (King Code IV) with regards to board and committee composition.
Framework for Evaluating Australia and New Zealand-Listed Companies
Uncontested Director Elections
Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.
One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent.
Dimensional believes that key audit and remuneration committees should be composed of independent directors. Dimensional will generally vote against executive directors of the portfolio company who serve on the audit committee or who serve on the remuneration committee if the remuneration committee is not majority independent.
When evaluating portfolio company boards, Dimensional will consider the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively, with respect to board composition. Additionally, Dimensional will generally vote against individual directors or committee members at portfolio companies with no female representation on the board. At companies listed on the S&P/NZX 20, Dimensional generally expects at least 30 percent board female representation.
CEO/Chair
Dimensional expects Australian and New Zealand portfolio companies to separate the CEO and board chair roles, with the board chair being an independent director, in line with the expectations set forth in the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively.
Auditors
Neither Australian nor New Zealand law requires the annual ratification of auditors; therefore, concerns with a portfolio company's audit practices will be reflected in votes against members of the audit committee in both markets.
Dimensional may vote against audit committee members at a portfolio company if there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.
Dimensional may also vote against audit committee members in instances of fraud or material failures in oversight of audit functions.
Share Issuances
Dimensional will evaluate requests for share issuances on a case-by-case basis, taking into account factors such as the impact on current shareholders and the rationale for the request.
When voting on approval of prior share distributions, at Australian and New Zealand portfolio companies, Dimensional will generally support prior issuances that conform to the dilution guidelines set out in ASX Listing Rule 7.1 and NZX Listing Rule 4, respectively.
Share Repurchase
Dimensional will evaluate requests for share repurchases on a case-by-case basis, taking into account factors such as the impact on current shareholders, the rationale for the request, and the portfolio company’s history of repurchases. Dimensional expects repurchases to be made in arms-length transactions using independent third parties.

Dimensional may vote against portfolio company plans that do not include limitations on the portfolio company’s ability to use the plan to repurchase shares from third parties at a premium and limitations on the use of share purchases as an anti-takeover device.
Constitution Amendments
Dimensional will evaluate requests for amendments to a portfolio company’s constitution on a case-by-case basis. The primary consideration will be the impact on the rights of shareholders.
Non-Executive Director Remuneration
Dimensional will support non-executive director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.
Dimensional will generally vote against components of non-executive director remuneration that are likely to impair a director’s independence, such as options or performance-based remuneration.
Equity-Based Remuneration
Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.
Companies should clearly disclose components of the plan, including vesting periods and performance hurdles.
Dimensional may vote against plans that are exceedingly dilutive to existing shareholders. Plans that permit retesting or repricing will generally be viewed unfavorably.
Dimensional may vote against the granting of equity-based awards, such as performance rights, stock options, and stock appreciation rights, to specific executives, including CEOs and Managing Directors, if also voting against the portfolio company’s remuneration report under the analysis set for the in the Executive Remuneration section of the Global Framework.
Framework for Evaluating Japan-Listed Securities
Uncontested Director Elections
Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.
One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill sets needed to effectively oversee management and manage risk. With respect to board composition, Dimensional may consider local market practice, including requirements under the Japan Corporate Governance Code, and may vote against directors if the board does not meet established market norms.
At portfolio companies with a three-committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the board should be majority independent. At portfolio companies with a three-committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.
At portfolio companies with an audit committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the audit committee should be entirely independent; at minimum, any outside directors who serve on the committee should be independent. At portfolio companies with an audit committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.
At portfolio companies with a statutory auditor structure, Dimensional expects at least two directors and at least one-third of the board to be outsiders. At portfolio companies with a statutory auditor structure that have a controlling shareholder, the board should be majority independent.
Statutory Auditors
Statutory auditors are responsible for effectively overseeing management and ensuring that decisions made are in the best interest of shareholders. Dimensional may vote against statutory auditors who are remiss in their responsibilities.
When voting on outside statutory auditors, Dimensional expects nominees to be independent and to have the capacity to fulfill the requirements of their role as evidenced by attendance at meetings of the board of directors or board of statutory auditors.
Director and Statutory Auditor Compensation
Dimensional will support compensation for portfolio company directors and statutory auditors that is reasonable in both size and composition relative to industry and market norms.

When requesting an increase to the level of director fees, Dimensional expects portfolio companies to provide a specific reason for the increase. Dimensional will generally support an increase of director fees if it is in conjunction with the introduction of performance-based compensation, or where the ceiling for performance-based compensation is being increased. Dimensional will generally not support an increase in director fees if there is evidence that the directors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.
Dimensional will typically support an increase to the statutory auditor compensation ceiling unless there is evidence that the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.
Dimensional will generally support the granting of annual bonuses to portfolio company directors and statutory auditors unless there is evidence the board or the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.
Dimensional generally supports the granting of retirement benefits to portfolio company insiders, so long as the individual payments, and aggregate amount of such payments, is disclosed.
Dimensional will generally vote against the granting of retirement bonuses if there is evidence the portfolio company board or statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.
Equity Based Compensation
Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.
Dimensional will typically support stock option plans to portfolio company executives and employees if total dilution from the proposed plans and previous plans does not exceed 5 percent for mature companies or 10 percent for growth companies.
Dimensional will generally vote against stock plans if upper limit of options that can be issued per year is not disclosed.
For deep-discounted stock option plans, Dimensional typically expects portfolio companies to disclose specific performance hurdles.
Capital Allocation
Dimensional will typically support well-justified dividend payouts that do not negatively impact the portfolio company's overall financial health.
Share Repurchase
Dimensional is typically supportive of portfolio company boards having discretion over share repurchases absent concerns with the portfolio company’s balance sheet management, capital efficiency, buyback and dividend payout history, board composition, or shareholding structure.
Dimensional will typically support proposed repurchases that do not have a negative impact on shareholder value.
For repurchases of more than 10 percent of issue share capital, Dimensional expects the portfolio company to provide a robust explanation for the request.
Cross-Shareholding
Dimensional generally believes that portfolio companies should not allocate significant portions of their net assets to investments in companies for non-investment purposes. For example, in order to strengthen relationships with customers, suppliers, or borrowers. Such cross-shareholding, whether unilateral or reciprocal, can compromise director independence, entrench management, and reduce director accountability to uninterested shareholders. Dimensional may vote against certain directors at companies with excessive cross-shareholdings.
Shareholder Rights Plans (Poison Pills)
Dimensional believes the market for corporate control, which can result in acquisitions that are accretive to shareholders, should be able to function without undue restrictions. Takeover defenses such as poison pills can lead to entrenchment and reduced accountability at the board level.
Indemnification and Limitations on Liability
Dimensional generally supports limitations on liability for directors and statutory auditors in ordinary circumstances.
Limit Legal Liability of External Auditors
Dimensional generally opposes limitations on the liability of external auditors.

Increase in Authorized Capital
Dimensional will typically support requests for increases of less than 100 percent of currently authorized capital, so long as the increase does not leave the portfolio company with less than 30 percent of the proposed authorized capital outstanding.
For increases that exceed these guidelines, Dimensional expects portfolio companies to provide a robust explanation for the increase.
Dimensional will generally not support requests for increases that will be used as an anti-takeover device.
Expansion of Business Activities
For well performing portfolio companies seeking to expand their business into enterprises related to their core business, Dimensional will typically support management requests to amend the portfolio company’s articles to expand the portfolio company’s business activities.
Framework for Evaluating Securities in Other Select Asian Markets
Uncontested Director Elections
Dimensional expects portfolio companies to disclose biographical information about director candidates sufficient for shareholders to assess the candidate's independence and suitability for board service.
Dimensional expects that portfolio companies will at a minimum meet mandated regulatory or listing standards levels for board independence but should work towards meeting the applicable requirements of the relevant Corporate Governance code.
Dimensional maintains the following expectations for board independence at portfolio companies. The calculation of the level of independence will generally exclude shareholder or employee representatives as provided by law.
•
All boards of directors of Malaysian portfolio companies should be at least 33% independent. Boards of directors of Malaysian “Large Companies” as defined by the Securities Commission Malaysia should be majority independent.
•
Boards of directors of Indian and Singaporean portfolio companies should be at least 50% independent if the board chair is not independent. If the board chair is independent, the board of directors should be at least 33% independent.
•
Boards of directors of Thai, Filipino, Hong Kong, Taiwanese and mainland China portfolio companies should be at least 33% independent.
•
Boards of Commissioners of Indonesian portfolio companies should be at least 30% independent, except for banks, insurance companies, and financial institutions which should be 50% independent.
•
Boards of directors of South Korean portfolio companies should be at least 25% independent. The board of directors of Large Companies, as defined by the Commercial Act of South Korea, should be majority independent.
Dimensional expects portfolio companies to follow applicable corporate governance codes, listing standards, and local market best practices with respect to board composition.
Director Remuneration
In most Asian markets, director remuneration generally consists of both fees and bonuses.
Dimensional will generally support the payment of fees for serving as a director, fees for attending meetings, and other market-permitted remuneration if the size of such fees and other director remuneration is reasonable relative to industry and market norms.
In the absence of specific proposals to approve director remuneration (including fees and bonuses), Dimensional may vote against the directors who receive such remuneration if concerns are identified.
Equity Based Remuneration
In most Asian markets, equity plans are developed and presented for shareholder approval as part of employee remuneration. Equity plans may consist of stock options, restricted shares, or performance shares.
When voting on stock-option plans, restricted share plans, and performance share plans, Dimensional will consider the extent to which the plan is performance based, the length of performance and vesting periods, and the treatment of equity upon a change in control.
For stock-option plans, if the plan provides for a discount to the market price, Dimensional will consider the reasonableness and rationale for such a discount in light of local market standards.
In instances where Dimensional has identified concerns with a portfolio company's equity plan or equity granting practices, Dimensional will generally oppose the extension of the plan to subsidiary or associate companies.

FIAM LLC (“FIAM”)
I.
Introduction
These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how Fidelity votes proxies to further the values that have sustained Fidelity for over 75 years. Our core principles sit at the heart of our voting philosophy; putting our customers’ and fund shareholders’ long-term interests first and investing in companies that share our approach to creating value over the long-term guides everything we do. Fidelity generally adheres to these guidelines in voting proxies and our Stewardship Principles serve as the foundation for these guidelines. Our evaluation of proxies reflects information from many sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms. Fidelity maintains the flexibility to vote individual proxies based on our assessment of each situation.
In evaluating proxies, Fidelity considers factors that are financially material to individual companies and investing funds’ investment objectives and strategies in support of maximizing long-term shareholder value. This includes considering the company’s approach to financial and operational, human, and natural capital and the impact of that approach on the potential future value of the business.
Fidelity will vote on proposals not specifically addressed by these guidelines based on an evaluation of a proposal's likelihood to enhance the long-term economic returns or profitability of the company or to maximize long-term shareholder value. Fidelity will not be influenced by business relationships or outside perspectives that may conflict with the interests of the funds and their shareholders.
II.
Board of Directors and Corporate Governance
Directors of public companies play a critical role in ensuring that a company and its management team serve the interests of its shareholders. Fidelity believes that through proxy voting, it can help ensure accountability of management teams and boards of directors, align management and shareholder interests, and monitor and assess the degree of transparency and disclosure with respect to executive compensation and board actions affecting shareholders’ rights. The following general guidelines are intended to reflect these proxy voting principles.
A.
Election of Directors
Fidelity will generally support director nominees in elections where all directors are unopposed (uncontested elections), except where board composition raises concerns, and/or where a director clearly appears to have failed to exercise reasonable judgment or otherwise failed to sufficiently protect the interests of shareholders.
Fidelity will evaluate board composition and generally will oppose the election of certain or all directors if, by way of example:
1.
The board is not composed of a majority of independent directors.
2.
The board’s audit, compensation, and nominating/governance committees or their equivalents are not sufficiently independent.
3.
There is no gender diversity on the board, or if a board of ten or more members has fewer than two gender diverse directors.
4.
There are no racially or ethnically diverse directors on the board.
5.
The director is a public company CEO who sits on more than two unaffiliated public company boards.
6.
The director, other than a CEO, sits on more than five unaffiliated public company boards.
7.
The director attended fewer than 75% of the total number of meetings of the board and its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.
While Fidelity generally considers the requirements of the relevant listing standards in determining director, board, and committee independence, we may apply more stringent independence criteria and adapt such criteria for certain foreign markets, taking into consideration listing requirements as well as differing laws, regulation, and/or practices in the relevant market. For example, Fidelity generally will find non-independent:
1.
Former CEOs.
2.
Company founders.
3.
Directors or director family members that were employed as senior executives by the company within the past five years.
Fidelity also may evaluate financial relationships, equity ownership, and voting rights in assessing the independence of director nominees.
In addition, Fidelity will evaluate board actions and generally will oppose the election of certain or all directors if, by way of example:
1.
The company made a commitment to modify a proposal or practice to conform to these guidelines and failed to act on that commitment.

2.
For reasons described below under the sections entitled Compensation and Anti-Takeover Provisions and Director Elections.
B. Contested Director Elections
On occasion, directors are forced to compete for election against outside director nominees (contested elections). Fidelity believes that strong management creates long-term shareholder value. As a result, Fidelity generally will vote in support of management of companies in which the funds’ assets are invested. Fidelity will vote its proxy on a case-by-case basis in a contested election, taking into consideration a number of factors, amongst others:
1.
Management’s track record and strategic plan for enhancing shareholder value;
2.
The long-term performance of the company compared to its industry peers; and
3.
The qualifications of the shareholder’s and management’s nominees.
Fidelity will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long-term.
C.
Cumulative Voting Rights
Under cumulative voting, each shareholder may exercise the number of votes equal to the number of shares owned multiplied by the number of directors up for election. Shareholders may cast all of their votes for a single nominee (or multiple nominees in varying amounts). With regular (non-cumulative) voting, by contrast, shareholders cannot allocate more than one vote per share to any one director nominee. Fidelity believes that cumulative voting can be detrimental to the overall strength of a board. Generally, therefore, Fidelity will oppose the introduction of, and support the elimination of, cumulative voting rights.
D.
Classified Boards
A classified board is one that elects only a percentage of its members each year (usually one-third of directors are elected to serve a three-year term). This means that at each annual meeting only a subset of directors is up for re-election.
Fidelity believes that, in general, classified boards are not as accountable to shareholders as declassified boards. For this and other reasons, Fidelity generally will oppose a board’s adoption of a classified board structure and support declassification of existing boards.
E.
Independent Chairperson
In general, Fidelity believes that boards should have a process and criteria for selecting the board chair, and will oppose shareholder proposals calling for, or recommending the appointment of, a non-executive or independent chairperson. If, however, based on particular facts and circumstances, Fidelity believes that appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and promote effective oversight of management by the board of directors, Fidelity will consider voting to support a proposal for an independent chairperson under such circumstances.
F.
Majority Voting in Director Elections
In general, Fidelity supports proposals calling for directors to be elected by a majority of votes cast if the proposal permits election by a plurality in the case of contested elections (where, for example, there are more nominees than board seats). Fidelity may oppose a majority voting shareholder proposal where a company’s board has adopted a policy requiring the resignation of an incumbent director who fails to receive the support of a majority of the votes cast in an uncontested election.
G.
Proxy Access
Proxy access proposals generally require a company to amend its by-laws to allow a qualifying shareholder or group of shareholders to nominate directors on a company’s proxy ballot. Fidelity believes that certain safeguards as to ownership threshold and duration of ownership are important to assure that proxy access is not misused by those without a significant economic interest in the company or those driven by short term goals. Fidelity will evaluate proxy access proposals on a case-by-case basis, but generally will support proposals that include ownership of at least 3% (5% in the case of small-cap companies) of the company’s shares outstanding for at least three years; limit the number of directors that eligible shareholders may nominate to 20% of the board; and limit to 20 the number of shareholders that may form a nominating group.
H.
Indemnification of Directors and Officers
In many instances there are sound reasons to indemnify officers and directors, so that they may perform their duties without the distraction of unwarranted litigation or other legal process. Fidelity generally supports charter and by-law amendments expanding the indemnification of officers or directors, or limiting their liability for breaches of care unless Fidelity is dissatisfied with their performance or the proposal is accompanied by anti-takeover provisions (see
Anti-Takeover Provisions and Shareholders Rights Plans below).
III.
Compensation

Incentive compensation plans can be complicated and many factors are considered when evaluating such plans. Fidelity evaluates such plans based on protecting shareholder interests and our historical knowledge of the company and its management.
A.
Equity Compensation Plans
Fidelity encourages the use of reasonably designed equity compensation plans that align the interest of management with those of shareholders by providing officers and employees with incentives to increase long-term shareholder value. Fidelity considers whether such plans are too dilutive to existing shareholders because dilution reduces the voting power or economic interest of existing shareholders as a result of an increase in shares available for distribution to employees in lieu of cash compensation. Fidelity will generally oppose equity compensation plans or amendments to authorize additional shares under such plans if:
1.
The company grants stock options and equity awards in a given year at a rate higher than a benchmark rate (“burn rate”) considered appropriate by Fidelity and there were no circumstances specific to the company or the compensation plans that leads Fidelity to conclude that the rate of awards is otherwise acceptable.
2.
The plan includes an evergreen provision, which is a feature that provides for an automatic increase in the shares available for grant under an equity compensation plan on a regular basis.
3.
The plan provides for the acceleration of vesting of equity compensation even though an actual change in control may not occur.
As to stock option plans, considerations include the following:
1.
Pricing: We believe that options should be priced at 100% of fair market value on the date they are granted. We generally oppose options priced at a discount to the market, although the price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.
2.
Re-pricing: An “out-of-the-money” (or underwater) option has an exercise price that is higher than the current price of the stock. We generally oppose the re-pricing of underwater options because it is not consistent with a policy of offering options as a form of long-term compensation. Fidelity also generally opposes a stock option plan if the board or compensation committee has re-priced options outstanding in the past two years without shareholder approval.
Fidelity generally will support a management proposal to exchange, re-price or tender for cash, outstanding options if the proposed exchange, re-pricing, or tender offer is consistent with the interests of shareholders, taking into account a variety of factors such as:
1.
Whether the proposal excludes senior management and directors;
2.
Whether the exchange or re-pricing proposal is value neutral to shareholders based upon an acceptable pricing model;
3.
The company's relative performance compared to other companies within the relevant industry or industries;
4.
Economic and other conditions affecting the relevant industry or industries in which the company competes; and
5.
Any other facts or circumstances relevant to determining whether an exchange or re-pricing proposal is consistent with the interests of shareholders.
B.
Employee Stock Purchase Plans
These plans are designed to allow employees to purchase company stock at a discounted price and receive favorable tax treatment when the stock is sold. Fidelity generally will support employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% (or at least 75% in the case of non-U.S. companies where a lower minimum stock purchase price is equal to the prevailing “best practices” in that market) of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's stock.
IV.
Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote
Current law requires companies to allow shareholders to cast non-binding votes on the compensation for named executive officers, as well as the frequency of such votes. Fidelity generally will support proposals to ratify executive compensation unless the compensation appears misaligned with shareholder interests or is otherwise problematic, taking into account:
-
The actions taken by the board or compensation committee in the previous year, including whether the company re-priced or exchanged outstanding stock options without shareholder approval; adopted or extended a golden parachute without shareholder approval; or adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation;
-
The alignment of executive compensation and company performance relative to peers; and
-
The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.
When presented with a frequency of Say on Pay vote, Fidelity generally will support holding an annual advisory vote on Say on Pay.
A.
Compensation Committee
Directors serving on the compensation committee of the Board have a special responsibility to ensure that management is appropriately compensated and that compensation, among other things, fairly reflects the performance of the company. Fidelity believes that compensation should align with company performance as measured by key business metrics. Compensation policies should align the interests of executives with those of shareholders. Further, the compensation program should be disclosed in a transparent and timely manner.
Fidelity will oppose the election of directors on the compensation committee if:
1.
The compensation appears misaligned with shareholder interests or is otherwise problematic and results in concerns with:
a)
The alignment of executive compensation and company performance relative to peers; and
b)
The structure of the compensation program, including factors outlined above under the section entitled Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote.
2.
The company has not adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation.
3.
Within the last year, and without shareholder approval, a company's board of directors or compensation committee has either:
a)
Re-priced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options; or
b)
Adopted or extended a golden parachute.
B.
Executive Severance Agreements
Executive severance compensation and benefit arrangements resulting from a termination following a change in control are known as “golden parachutes.” Fidelity generally will oppose proposals to ratify golden parachutes where the arrangement includes an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.
V.
Natural and Human Capital Issues
As part of our efforts to maximize long-term shareholder value, we incorporate consideration of human and natural capital issues into our evaluation of a company if our research has demonstrated an issue is financially material to that company and the investing funds’ investment objectives and strategies.
Fidelity generally considers management’s recommendation and current practice when voting on shareholder proposals concerning human and natural capital issues because it generally believes that management and the board are in the best position to determine how to address these matters. Fidelity, however, also believes that transparency is critical to sound corporate governance. Fidelity evaluates shareholder proposals concerning natural and human capital topics. To engage and vote more effectively on the growing number of submitted proposals on these topics, we developed a four-point decision-making framework. In general, Fidelity will more likely support proposals that:
•
Address a topic that our research has identified as financially material;
•
Provide disclosure of new or additional information to investors without being overly prescriptive;
•
Provide valuable information to the business or investors by improving the landscape of investment-decision relevant information or contributing to our understanding of a company’s processes and governance of the topic in question; and
•
Are realistic or practical for the company to comply with.
VI.
Anti-Takeover Provisions and Shareholders Rights Plans
Fidelity generally will oppose a proposal to adopt an anti-takeover provision. Anti-takeover provisions include:
-
classified boards;
-
“blank check” preferred stock (whose terms and conditions may be expressly determined by the company’s board, for example, with differential voting rights);
-
golden parachutes;
-
supermajority provisions (that require a large majority (generally between 67- 90%) of shareholders to approve corporate changes as compared to a majority provision that simply requires more than 50% of shareholders to approve those changes);
-
poison pills;
-
provisions restricting the right to call special meetings;
-
provisions restricting the right of shareholders to set board size; and
-
any other provision that eliminates or limits shareholder rights.
A.
Shareholders Rights Plans (“poison pills”)
Poison pills allow shareholders opposed to a takeover offer to purchase stock at discounted prices under certain circumstances and effectively give boards veto power over any takeover offer. While there are advantages and disadvantages to poison pills, they can be detrimental to the creation of shareholder value and can help entrench management by deterring acquisition offers not favored by the board, but that may, in fact, be beneficial to shareholders.
Fidelity generally will support a proposal to adopt or extend a poison pill if the proposal:
1.
Includes a condition in the charter or plan that specifies an expiration date (sunset provision) of no greater than five years;
2.
Is integral to a business strategy that is expected to result in greater value for the shareholders;
3.
Requires shareholder approval to be reinstated upon expiration or if amended;
4.
Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the poison pill; and
5.
Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities, where permissible.
Fidelity generally also will support a proposal that is crafted only for the purpose of protecting a specific tax benefit if it also believes the proposal is likely to enhance long-term economic returns or maximize long-term shareholder value.
B.
Shareholder Ability to Call a Special Meeting
Fidelity generally will support shareholder proposals regarding shareholders' right to call special meetings if the threshold required to call the special meeting is no less than 25% of the outstanding stock.
C.
Shareholder Ability to Act by Written Consent
Fidelity generally will support proposals regarding shareholders' right to act by written consent if the proposals include appropriate mechanisms for implementation. This means that proposals must include record date requests from at least 25% of the outstanding stockholders and consents must be solicited from all shareholders.
D.
Supermajority Shareholder Vote Requirement
Fidelity generally will support proposals regarding supermajority provisions if Fidelity believes that the provisions protect minority shareholder interests in companies where there is a substantial or dominant shareholder.
VII.
Anti-Takeover Provisions and Director Elections
Fidelity will oppose the election of all directors or directors on responsible committees if the board adopted or extended an anti-takeover provision without shareholder approval.
Fidelity will consider supporting the election of directors with respect to poison pills if:
-
All of the poison pill’s features outlined under the Anti-Takeover Provisions and Shareholders Rights section above are met when a poison pill is adopted or extended.
-
A board is willing to consider seeking shareholder ratification of, or adding the features outlined under the Anti-Takeover Provisions and Shareholders Rights Plans section above to, an existing poison pill. If, however, the company does not take appropriate action prior to the next annual shareholder meeting, Fidelity will oppose the election of all directors at that meeting.
-
It determines that the poison pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.
VIII.
Capital Structure and Incorporation
These guidelines are designed to protect shareholders’ value in the companies in which the Fidelity funds invest. To the extent a company’s management is committed and incentivized to maximize shareholder value, Fidelity generally votes in favor of management proposals; Fidelity may vote contrary to management where a proposal is overly dilutive to shareholders and/or compromises shareholder value or other interests. The guidelines that follow are meant to protect shareholders in these respects.
A.
Increases in Common Stock

Fidelity may support reasonable increases in authorized shares for a specific purpose (a stock split or re-capitalization, for example). Fidelity generally will oppose a provision to increase a company's authorized common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options.
In the case of real estate investment trusts (REITs), however, Fidelity will oppose a provision to increase the REIT’s authorized common stock if the increase will result in a total number of authorized shares greater than five times the current number of outstanding and scheduled to be issued shares.
B.
Multi-Class Share Structures
Fidelity generally will support proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and generally will oppose proposals to introduce or increase classes of stock with differential voting rights. However, Fidelity will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.
C.
Incorporation or Reincorporation in another State or Country
Fidelity generally will support management proposals calling for, or recommending that, a company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. Fidelity will consider supporting these shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.
IX.
Shares of Fidelity Funds or other non-Fidelity Funds
When a Fidelity fund invests in an underlying Fidelity fund with public shareholders or a non-Fidelity investment company or business development company, Fidelity will generally vote in the same proportion as all other voting shareholders of the underlying fund (this is known as “echo voting”). Fidelity may not vote if “echo voting” is not operationally practical or not permitted under applicable laws and regulations. For Fidelity fund investments in a Fidelity Series Fund, Fidelity generally will vote in a manner consistent with the recommendation of the Fidelity Series Fund’s Board of Trustees on all proposals, except where not permitted under applicable laws and regulations
X.
Foreign Markets
Many Fidelity funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Fidelity generally will evaluate proposals under these guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.
In certain non-U.S. jurisdictions, shareholders voting shares of a company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because these trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, Fidelity generally will not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Fidelity generally will not vote proxies in order to safeguard fund holdings information.
XI.
Securities on Loan
Securities on loan as of a record date cannot be voted. In certain circumstances, Fidelity may recall a security on loan before record date (for example, in a particular contested director election or a noteworthy merger or acquisition). Generally, however, securities out on loan remain on loan and are not voted because, for example, the income a fund derives from the loan outweighs the benefit the fund receives from voting the security. In addition, Fidelity may not be able to recall and vote loaned securities if Fidelity is unaware of relevant information before record date, or is otherwise unable to timely recall securities on loan.
XII.
Compliance with Legal Obligations and Avoiding Conflicts of Interest
Voting of shares is conducted in a manner consistent with Fidelity’s fiduciary obligations to the funds and all applicable laws and regulations. In other words, Fidelity votes in a manner consistent with these guidelines and in the best interests of the funds and their shareholders, and without regard to any other Fidelity companies' business relationships.
Fidelity takes its responsibility to vote shares in the best interests of the funds seriously and has implemented policies and procedures to address actual and potential conflicts of interest.
XIII.
Conclusion

Since its founding more than 75 years ago, Fidelity has been driven by two fundamental values: 1) putting the long-term interests of our customers and fund shareholders first; and 2) investing in companies that share our approach to creating value over the long-term. With these fundamental principles as guideposts, the funds are managed to provide the greatest possible return to shareholders consistent with governing laws and the investment guidelines and objectives of each fund.
Fidelity believes that there is a strong correlation between sound corporate governance and enhancing shareholder value. Fidelity, through the implementation of these guidelines, puts this belief into action through consistent engagement with portfolio companies on matters contained in these guidelines, and, ultimately, through the exercise of voting rights by the funds.
FRANKLIN MUTUAL ADVISERS, LLC
Proxy Voting Policies & Procedures
An SEC Compliance Rule Policy and Procedures*
RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES
Franklin Mutual Advisers, LLC (hereinafter the “Investment Manager”) has delegated its administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Manager) that has either delegated proxy voting administrative responsibility to the Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Investment Manager will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Manager.
The Proxy Group will process proxy votes on behalf of, and the Investment Manager votes proxies solely in the best interests of, separate account clients, the Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.
In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Manager indicating such intention and provide written instructions directing the Investment Manager or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.
The Investment Manager has adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).
HOW THE INVESTMENT MANAGER VOTES PROXIES
Proxy Services
All proxies received by the Proxy Group will be voted based upon the Investment Manager’s instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Manager subscribes to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Manager does not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Manager’s ultimate decision. Rather, the Investment Manager exercises its independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Manager’s evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.
Proxy Services
Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy. For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s guidelines’’ or Glass Lewis’s US guidelines ( the “ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.
The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Manager takes the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Manager operates as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Manager and the Independent Affiliate business units.
Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Manager’s or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
Nonetheless, even though a potential conflict of interest between the Investment Manager or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.
Otherwise, in situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Manager will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.
Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.
The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including the Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”
Weight Given Management Recommendations
One of the primary factors the Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the Investment Manager considers in determining how proxies should be voted. However, the Investment Manager does not consider recommendations from management to be determinative of the Investment Manager’s ultimate decision. Each issue is considered on its own merits, and the Investment Manager will base its decision on its own analysis, proxy guidelines, and its judgment as to what is the best interest of the client. The recommendation of management will be an input into this analysis.
Engagement with Issuers
The Investment Manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Manager may also engage with management on a range of issues throughout the year.
The Investment Manager may choose engagement as the preferred route to achieving change over voting for a proposal, which may be poorly written or overly burdensome, but where there is a legitimate issue being raised. In such cases, the Investment Manager will consider management’s response to such engagement in future votes.
THE PROXY GROUP
The Proxy Group’s full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company, the investment objectives of the client if known, and any other information publicly available.
In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.
GENERAL PROXY VOTING GUIDELINES
The Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, the Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by- case basis. The Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise, nor can the Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and the Investment Manager devotes significant time and resources to monitor these changes.

THE INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
The Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of the Investment Manager’s organization, including portfolio management, legal counsel, and the Investment Manager’s officers. Potential changes to the proxy voting policies are considered on an annual basis, and the Board of Directors of Franklin Templeton’s U.S.-registered investment companies will approve the proxy voting policies and procedures annually.
The following guidelines reflect what the Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. The Investment Manager supports an independent, diverse board of directors, and believes that key committees such as audit, nominating, and compensation committees should be comprised of independent directors. The Investment Manager supports boards with strong risk management oversight and clear disclosures regarding the Board of Directors’ role and responsibilities.
In evaluating its vote for directors, the Investment Manager will consider the individual’s qualifications, their ability to devote sufficient time to the Board, and their independence from management, as well as the overall composition of the Board. As it relates to the composition of a Board, the Investment Manager will consider current local market best practices and governance structures. Consideration will be given to the different qualifications and expertise of each director and the relevance of their experience to the company’s operations, how representative the Board is of the company’s operations, diversity of experience and backgrounds and other factors deemed relevant to that specific situation. Additionally, the Investment Manager will consider withholding votes from directors chairing or serving on committees which in its view have not been sufficiently responsive to shareholder concerns.
The Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. The Investment Manager will generally vote in favor of separating Chair and CEO positions, although consideration will be given to whether there is a strong Lead Independent Director as well as the company’s corporate governance performance generally. The Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation. In control situations, the Investment Manager will consider the specific circumstances of the situation. In general, the Investment Manager will focus on the protection of minority shareholder rights, and the history of the exercise of control by the controlling shareholder(s). While the general proxy voting guidelines generally apply to control situations as well, the Investment Manager will be mindful of the specifics of the situation in evaluating any matter up for vote.
In the event of a contested election, the Investment Manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.
Ratification of Auditors: The Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, The Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. The Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors. The Investment Manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The Investment Manager believes that executive compensation should be directly linked to the performance of the company. The Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. The Investment Manager will generally oppose plans that have the potential to be excessively dilutive and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the Investment Manager will generally oppose “golden parachutes” that are considered excessive or include tax gross-ups. The Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
The Investment Manager will generally support holding say-on-pay votes annually. The Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis. The Investment Manager will consider ISS’s and/or Glass Lewis’s analysis of the plan, the alignment of pay and performance, the overall structure of the plan, the metrics used to judge performance and management performance. This will all be considered in light of current best practice for the local market. The Investment Manager will generally seek strong disclosure of the basis and rationale for pay decisions. Any discretionary elements of the compensation plan will be reviewed on the basis of sound judgement. Repricing of compensation awards, retroactive adjustments favoring management, or discretion which is considered poorly exercised will lead to strong consideration of a vote against the compensation decision.
In addition, the Investment Manager may request in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions, however there is no obligation or inference for the Investment Manager to formally vote in line with these opinions. This research supports the independent vote decision making process, and may reduce reliance on third-party advice for certain votes.
Anti-Takeover Mechanisms and Related Issues: The Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, the Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. The Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. The Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. The Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, the Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The Investment Manager usually supports “fair price” provisions and confidential voting. The Investment Manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile. The Investment Manager will generally support strong rights for shareholders as it relates to calling special meetings and acting by written consent.
Changes to Capital Structure: The Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The Investment Manager will generally not vote in favor of dual- class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Political Lobbying: The Investment Manager believes that companies should have strong oversight of lobbying spending and political contributions, with the oversight process clearly explained to shareholders. The Investment Manager believes such spending and contributions should be thoroughly disclosed and readily accessible. The Investment Manager believes all lobbying spending should be consistent with the company’s stated strategies and policies. The Investment Manager will consider any shareholder proposals related to lobbying and political contributions based on the specifics of the situation, with these guidelines in mind.
Human Capital Management & Diversity: The Investment Manager will generally support reasonable shareholder resolutions requesting disclosure of diversity data and targets and disclosure on gender pay gaps within companies, while considering existing policies and procedures of the company, local market norms, and whether the proposed information is useful to shareholders.
Governance Matters: The Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, the Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.
Proxy Access: The Investment Manager will consider shareholder proxy access proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the responsiveness of management, the intentions of the shareholder proponent, company performance, and shareholder base.
Global Corporate Governance: The Investment Manager manages investments in countries worldwide. Many of the tenets discussed above generally apply to the Investment Manager’s proxy voting decisions around the world, subject to local market best practices. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY ADMINISTRATION PROCEDURES
Situations Where Proxies Are Not Voted
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.
However, there may be situations in which the Investment Manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Manager’s intended vote is not correctly submitted; (x) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
Rejected Votes
Even if the Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.
Securities on Loan
The Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Manager or its affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Manager. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.
Split Voting
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
Bundled Items
If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.
PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Manager for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Manager, the Proxy Group will take no action on the event. The Investment Manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Manager may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Manager will report such decisions on an annual basis to Advisory Clients as may be required.
*
Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).
GOLDMAN SACHS ASSET MANAGEMENT (GSAM)1
A: Our Approach to Proxy Voting
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that favor proposals that in our view maximize a company’s shareholder value and are not influenced by conflicts of interest. These principles reflect our belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders. We recognize that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership. When evaluating ESG proxy issues, we balance the purpose of a proposal with the overall benefit to shareholders.
To implement these guiding principles for investments in publicly traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by our portfolio management and our Global Stewardship Team (the “Guidelines”). The Guidelines embody the positions and factors we generally consider important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines identify factors we consider in determining how the vote should be cast. A summary of the Guidelines is attached as Part II.
The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Our portfolio management teams (each, a “Portfolio Management Team”) base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
Goldman Sachs Asset Management has adopted the policies and procedures set out below regarding the voting of proxies (the “Policy”). The Global Stewardship Team periodically reviews this Policy to ensure it continues to be consistent with our guiding principles.
1
For purposes of this Policy, “Global Sachs Asset Management” or “we” includes , collectively, to the public investing businesses of the following legal entities to the extent applicable:

Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Hedge Fund Strategies LLC; GSAM Stable Value, LLC; Goldman Sachs Asset Management (Singapore) Pte. Ltd; Goldman Sachs Asset Management (Hong Kong) Limited.; Goldman Sachs Asset Management Co. Ltd.; Goldman Sachs Asset Management (India) Private Limited; GS Investment Strategies Canada Inc.; Goldman Sachs Asset Management Australia Pty Ltd; Goldman Sachs Services Private Limited.; Goldman Sachs Bank Europe SE; Goldman Sachs Asset Management Fund Services Limited; Aptitude Investment Management L.P.; Rocaton Investment Advisors, LLC; GSAM Strategist Portfolios, LLC; Goldman Sachs Asset Management B.V.; Goldman Sachs Asset Management Belgium S.A.; Goldman Sachs Towarzystwo Funduszy Inwestycyjnych S.A.; and Goldman Sachs Investment Management (Singapore) Ltd.
B: The Proxy Voting Process
Public Equity Investments
Fundamental Equity Team
The Fundamental Equity Team views the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations (as defined below). For the managed portfolios that participate in a securities lending program, GSAM will seek to recall shares that are out on loan for the purpose of voting at shareholder meetings, recognizing that the handling of such recall requests is beyond the Portfolio Management Team’s control and may not be satisfied in time for it to vote the shares in question.
Quantitative Investment Strategies (“QIS”) and Quantitative Equity Strategies (“QES”) Portfolio Management Teams
The QIS and QES Portfolio Management Teams have decided to generally follow the Guidelines and Recommendations based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the Guidelines. The QIS and QES Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote. For managed portfolios that participate in a securities lending program, GSAM generally will not recall shares that are out on loan for the purpose of voting at shareholder meetings.
Fixed Income and Private Investments
Voting decisions with respect to client investments in fixed income securities and the securities of privately held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue. Those Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.
External Investing Group (“XIG”) and Externally Managed Strategies
Where we place client assets with managers outside of Asset Management, for example within our XIG business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. XIG may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances. To the extent XIG portfolio managers assume proxy voting responsibility with respect to publicly traded equity securities they will follow the Guidelines and Recommendations as discussed below unless an override is requested.
C: Implementation
We have retained a third-party proxy voting service (the “Proxy Service”) to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the Guidelines to the particular proxy issues. In addition, in order to facilitate the casting of votes in an efficient manner, the Proxy Service generally prepopulates and automatically submits votes for all proxy matters in accordance with such Recommendations, subject to our ability to recall such automatically submitted votes. If the Proxy Service or Goldman Sachs Asset Management becomes aware that an issuer has filed, or will file, additional proxy solicitation materials sufficiently in advance of the voting deadline, we will generally endeavor to consider such information where such information is viewed as material in our discretion when casting its vote, which may, but need not, result in a change to the Recommendation, which may take the form of an override (as described below) or a revised Recommendation issued by the Proxy Service. We retain the responsibility for proxy voting decisions. We conduct an annual due diligence meeting with the Proxy Service to review the processes and procedures the Proxy Service follows when making proxy voting recommendations based on the Guidelines and to discuss any material changes in the services, operations, staffing or processes.
Our Portfolio Management Teams generally cast proxy votes consistently with the Guidelines and the Recommendations. Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following a process that seeks to ensure that override decisions are not influenced by any conflict of interest. As a result of the override process, different Portfolio Management Teams may vote differently for particular votes for the same company. In addition, the Global Stewardship Team may on certain proxy votes also seek approval to diverge from the Guidelines or a Recommendation and follow the override process described above that seeks to ensure these decisions are not influenced by any conflict of interest. In these instances, all shares voted are generally voted in the same manner.
Our clients who have delegated voting responsibility to us with respect to their account may from time to time contact their client representative if they would like to direct us to vote in a particular manner for a particular solicitation. We will use commercially reasonable efforts to vote according to the client’s request in these circumstances, however, our ability to implement such voting instruction will be dependent on operational matters such as the timing of the request.
While we seek to vote at all eligible shareholder meetings, from time to time, our ability to vote proxies may be affected by regulatory requirements and compliance, legal or logistical considerations. As a result, from time to time, we may determine that it is not practicable or desirable to vote at certain shareholder meetings.
We disclose our voting publicly each year in a filing with the US Securities and Exchange Commission and on our website for all Goldman Sachs Asset Management US registered mutual funds. We also generally disclose our voting publicly on a quarterly basis on our website for company proxies voted according to the Guidelines and Recommendations.
D. Conflicts of Interest
Goldman Sachs Asset Management has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include information barriers as well as the use of the Guidelines and Recommendations and the

override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the initial Recommendation based on the Guidelines. To mitigate perceived or potential conflicts of interest when a proxy is for shares of The Goldman Sachs Group Inc. or a Goldman Sachs Asset Management managed fund, we will generally instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements.
PART II GOLDMAN SACHS ASSET MANAGEMENT’S PROXY VOTING GUIDELINES SUMMARY
The following is a summary of the material Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of our Policy and Procedures on Proxy Voting for Investment Advisory Clients (the “Policy”). As described in the main body of the Policy, one or more Portfolio Management Teams and/or the Global Stewardship Team may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.
Region: Americas
The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to North, Central and South American public equity investments of operating and/or holding companies. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.
Business Items
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:
•
An auditor has a financial interest in or association with the company, and is therefore not independent;
•
There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•
Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or
•
Fees for non-audit services are excessive (generally over 50% or more of the audit fees).
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services or asking for audit firm rotation.
Reincorporation Proposals
We may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights. We may not support shareholder proposals for reincorporation unless the current state of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.
Exclusive Venue for Shareholder Lawsuits
Generally vote FOR on exclusive venue proposals, taking into account:
•
Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company's proxy statement;
•
Whether the company has the following governance features:
•
Majority independent board;
•
Independent key committees;
•
An annually elected board;
•
A majority vote standard in uncontested director elections;
•
The absence of a poison pill, unless the pill was approved by shareholders; and/or
•
Separate Chairman CEO role or, if combined, an independent chairman with clearly delineated duties.
Virtual Meetings
Generally vote FOR proposals allowing for the convening of hybrid* shareholder meetings if it is clear that it is not the intention to hold virtual-only AGMs. Generally vote AGAINST proposals allowing for the convening of virtual- only* shareholder meetings.
*
The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting. The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.

Public Benefit Corporation Proposals
Generally vote FOR management proposals and CASE-BY-CASE on shareholder proposals related to the conversion of the company into a public benefit corporation.
Amend Articles of Incorporation to Provide for Officer and Director Exculpation
Generally vote FOR management proposals to amend the company's certificate of incorporation to reflect new Delaware law provisions regarding officer and director exculpation.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
Administrative Requests
Generally vote FOR non-contentious administrative management requests.
2. Board of Directors
The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should consist of a majority of independent directors and/or meet local best practice expectations; and should be held accountable for actions and results related to their responsibilities. Vote on director nominees should be determined on a CASE-BY-CASE basis.
Voting on Director Nominees in Uncontested Elections
Board Composition
We generally believe diverse teams have the potential to outperform and we expect the companies that we invest in to focus on the importance of diversity. When evaluating board composition, we believe a diversity of ethnicity, gender and experience is an important consideration. We encourage companies to disclose the composition of their board in the proxy statement and may vote against members of the board without disclosure. See below how we execute our vote at companies that do not meet our diversity expectations.
Vote AGAINST or WITHHOLD from members of the Nominating Committee:
•
At companies that do not meet the board diversity requirements of local listing rules, corporate governance codes, national targets, or is not representative relative to the board composition of companies in their market; and
•
At companies within the S&P 500, if, in addition to our gender expectations, the board does not have at least one diverse director from a minority ethnic group;
Vote AGAINST or WITHHOLD from the full board at companies incorporated in the US that do not have any woman directors.
Vote AGAINST or WITHHOLD from individual directors who:
•
Sit on more than five public company boards;
•
Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.
Vote AGAINST or WITHHOLD from members of the Nominating Committee if the average board tenure exceeds 15 years, and there has not been a new nominee in the past 5 years.
Director Independence
At companies incorporated in the US, where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as inside directors, affiliated outside directors, or independent outside directors.
Additionally, we will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).
Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors (as described above) when:
•
The inside director or affiliated outside director serves on the Audit, Compensation or Nominating Committees; and
•
The company lacks an Audit, Compensation or Nominating Committee so that the full board functions as such committees and inside directors or affiliated outside directors are participating in voting on matters that independent committees should be voting on.
Director Accountability
Vote AGAINST or WITHHOLD from individual directors who attend less than 75% of the board and committee meetings without a disclosed valid excuse.

Generally, vote FOR the bundled election of management nominees, unless adequate disclosures of the nominees have not been provided in a timely manner or if one or more of the nominees does not meet the expectation of our policy.
Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices.
Vote AGAINST or WITHHOLD from members of the full board or appropriate committee (or only the independent chairman or lead director as may be appropriate in situations such as where there is a classified board and members of the appropriate committee are not up for re-election or the appropriate committee is comprised of the entire board) for the below reasons. New nominees will be considered on a case-by-case basis. Extreme cases may warrant a vote against the entire board.
•
Material failures of governance, stewardship, or fiduciary responsibilities at the company including but not limited to violations of global norms principles and/or other significant global standards;
•
Failure to disclose material environmental, social and governance information;
•
Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;
•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If we did not support the shareholder proposal,, we may still vote against the committee member(s).
•
The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;
•
The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;
•
The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•
The company does not disclose various components of current emissions, a proxy for a company’s dependency on fossil fuels and other sources of greenhouse gasses (Scope 1, Scope 2, Scope 3 emissions), material to the company’s business
•
If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.
Committee Responsibilities and Expectations
Companies should establish committees to oversee areas such as audit, executive and non-executive compensation, director nominations and ESG oversight. The responsibilities of the committees should be publicly disclosed.
Audit Committee
Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•
The non-audit fees paid to the auditor are excessive (generally over 50% or more of the audit fees);
•
The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied;
•
There is excessive pledging or hedging of stock by executives;
•
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or
•
No members of the Audit Committee hold sufficient financial expertise.
Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of GAAP and material weaknesses identified in Section 404 disclosures.
Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
Compensation Committee
See section 3 on Executive and Non-Executive compensation for reasons to withhold from members of the Compensation Committee.

Nominating/Governance Committee
Generally vote AGAINST or WITHHOLD from the members of the Nominating/Governance Committee if:
•
A company maintains a classified board structure without a sunset provision, has opted into, or failed to opt out of, state laws requiring a classified board structure or has a capital structure with unequal voting rights
•
At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;
•
The board does not meet our diversity expectations;
•
The board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or could adversely impact shareholders.
Voting on Director Nominees in Contested Elections
Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
The analysis will generally be based on, but not limited to, the following major decision factors:
•
Company performance relative to its peers;
•
Strategy of the incumbents versus the dissidents;
•
Independence of board candidates;
•
Experience and skills of board candidates;
•
Governance profile of the company;
•
Evidence of management entrenchment;
•
Responsiveness to shareholders;
•
Whether a takeover offer has been rebuffed; and
•
Whether minority or majority representation is being sought.
Proxy Access
Vote CASE-BY-CASE on shareholder or management proposals asking for proxy access.
We may support proxy access as an important right for shareholders and as an alternative to costly proxy contests and as a method for us to vote for directors on an individual basis, as appropriate, rather than voting on one slate or the other. While this could be an important shareholder right, the following factors will be taken into account when evaluating the shareholder proposals:
•
The ownership thresholds, percentage and duration proposed (we generally will not support if the ownership threshold is less than 3%);
•
The maximum proportion of directors that shareholders may nominate each year (we generally will not support if the proportion of directors is greater than 25%); and
•
Other restricting factors that when taken in combination could serve to materially limit the proxy access provision.
We will take the above factors into account when evaluating proposals proactively adopted by the company or in response to a shareholder proposal to adopt or amend the right. A vote against governance committee members could result if provisions exist that materially limit the right to proxy access.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses
Other Board Related Proposals (Management and Shareholder)
Independent Board Chair (for applicable markets)
We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:
•
Two-thirds independent board, or majority in countries where employee representation is common practice;
•
A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•
Fully independent key committees; and/or
•
Established, publicly disclosed, governance guidelines and director biographies/profiles.
Proposals Regarding Board Declassification
We will generally vote FOR management and shareholder proposals regarding the adoption of a declassified board structure.

Majority Vote Shareholder Proposals
We will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated. We also look for companies to adopt a post- election policy outlining how the company will address the situation of a holdover director.
Cumulative Vote Shareholder Proposals
We will generally vote FOR shareholder proposals to restore or provide cumulative unless:
•
The company has adopted (i) majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats and (ii) a director resignation policy to address failed elections.
3. Executive and Non- Executive Compensation
Pay Practices
Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.
If the company maintains problematic or poor pay practices, generally vote:
•
AGAINST Management Say on Pay (MSOP) Proposals; or
•
AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.
•
If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST/WITHHOLD from compensation committee members.
Equity Compensation Plans
We will generally vote FOR management proposals on equity-based compensation plans. Evaluation takes into account potential plan cost, plan features and grant practices. While a negative combination of these factors could cause a vote AGAINST, other reasons to vote AGAINST the equity plan could include the following factors:
•
The plan permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval; or
•
There is more than one problematic material feature of the plan, which could include one of the following: unfavorable change-in-control features, presence of gross ups and options reload.
Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals
Vote FOR annual frequency and AGAINST all proposals asking for any frequency less than annual.
We will generally vote FOR management proposals for an advisory vote on executive compensation considering the context of each company’s specific circumstances and the board’s disclosed rationale for its practices.
Pay practices that may result in a vote AGAINST management proposals for an advisory vote on executive compensation may include:
•
A disconnect between pay and performance based on a quantitative assessment of the following: pay vs TSR (“Total Shareholder Return”) and company disclosed peers;
•
Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives;
•
Long term incentive awards consisting of less than 50% performance-based awards;
•
Long term incentive awards evaluated over a time period of less than three years;
•
The Board used discretion without sufficient disclosure;
•
The Board changed the targets and/or performance metrics during the pay period;
•
The Board awarded a multi-year guaranteed cash bonus or non-performance equity award;
•
The Board retested performance goals or awarded a pay for failure pay plan;
•
Lack of the Board’s response to failed MSOP vote the previous year;
•
The plan allows for the single trigger acceleration of unvested equity awards and/or provides excise tax gross ups;
•
Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

•
Egregious employment or retention contracts;
•
Excessive perquisites or excessive severance and/or change in control provisions;
•
Repricing or replacing of underwater stock options without prior shareholder approval;
•
Egregious pension/SERP (supplemental executive retirement plan) payouts;
•
Extraordinary relocation benefits;
•
Internal pay disparity; and
•
The Board has adopted other pay practices that may increase risk to shareholders.
Other Compensation Proposals and Policies
Employee Stock Purchase Plans — Non-Qualified Plans
Vote CASE-BY-CASE on nonqualified employee stock purchase plans taking into account the following factors:
•
Broad-based participation;
•
Limits on employee contributions;
•
Company matching contributions; and
•
Presence of a discount on the stock price on the date of purchase.
Option Exchange Programs/Repricing Options
Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
•
Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
•
Rationale for the re-pricing;
•
If it is a value-for-value exchange;
•
If surrendered stock options are added back to the plan reserve;
•
Option vesting;
•
Term of the option—the term should remain the same as that of the replaced option;
•
Exercise price—should be set at fair market or a premium to market;
•
Participants—executive officers and directors should be excluded.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Stock Retention Holding Period
Vote FOR shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy requests retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.
Also consider whether the company has any holding period, retention ratio, or officer ownership requirements in place and the terms/provisions of awards already granted.
Elimination of Accelerated Vesting in the Event of a Change in Control
Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change-in-control.
Performance-based Equity Awards and Pay-for-Superior-Performance Proposals
Generally vote FOR unless there is sufficient evidence that the current compensation structure is already substantially performance-based. We consider performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.
Say on Supplemental Executive Retirement Plans (SERP)
Generally vote AGAINST proposals asking for shareholder votes on SERP.
Compensation Committee
Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:
•
We voted against the company’s MSOP in the previous year, the company’s previous MSOP received significant opposition of votes cast and we are voting against this year’s MSOP;
•
The board implements a MSOP on a less frequent basis than the frequency that received the plurality of votes cast

4. Shareholders Rights and Defenses Shareholder Ability to Act by Written Consent
Generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:
•
The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and
•
The company has a history of strong governance practices.
Special Meetings Arrangements
Generally vote FOR management proposals that provide shareholders with the ability to call special meetings.
Generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings. However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, vote AGAINST shareholder proposals to further reduce the threshold.
Generally vote AGAINST management proposals seeking shareholder approval for the company to hold special meetings with 14 days notice unless the company offers shareholders the ability to vote by electronic means and a proposal to reduce the period of notice to not less than 14 days has received majority support.
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
Shareholder Voting Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Generally vote FOR management and shareholder proposals to reduce supermajority vote requirements.
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it, unless the company has:
•
a shareholder-approved poison pill in place; or
•
adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
5. Strategic Transactions and Capital Structures
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:
•
Valuation;
•
Market reaction;
•
Strategic rationale;
•
Management’s track record of successful integration of historical acquisitions;
•
Presence of conflicts of interest; and
•
Governance profile of the combined company.
Dual Class Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital or any stricter limit set in local best practice recommendations or law.
Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital or any stricter limit set in local best practice recommendations or law.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding, or any stricter limit set in local best practice recommendations or law.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•
The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or
•
The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances or any stricter limit set in local best practice recommendations or law.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
We will generally recommend FOR share repurchase programs taking into account whether:
•
The share repurchase program can be used as a takeover defense;
•
There is clear evidence of historical abuse;
•
There is no safeguard in the share repurchase program against selective buybacks;
•
Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:
•
The parties on either side of the transaction;
•
The nature of the asset to be transferred/service to be provided;
•
The pricing of the transaction (and any associated professional valuation);
•
The views of independent directors (where provided);
•
The views of an independent financial adviser (where appointed);
•
Whether any entities party to the transaction (including advisers) is conflicted; and
•
The stated rationale for the transaction, including discussions of timing
Common and Preferred Stock Authorization
Generally vote FOR proposals to increase the number of shares of common stock authorized for issuance.
Generally vote FOR proposals to increase the number of shares of preferred stock, as long as there is a commitment to not use the shares for anti-takeover purposes.
6. Environmental and Social Issues
Overall Approach
Proposals considered under this category could include, among others, requests that a company:
•
Publish a report or additional information related to the company’s business and impact on stakeholders;
•
Disclose policies related to specific business practices and/or services;
•
Conduct third party audits, reports or studies related to the company’s business practices, services and/or impact on stakeholders
When evaluating environmental and social shareholder proposals, the following factors are generally considered:
•
Whether the subject of the proposal is considered to be material to the company’s business;
•
The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;
•
The proponent of the proposal;
•
If the company has implemented or formally committed to the implementation of a reporting program based on the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;
•
Whether adoption of the proposal is likely to enhance or protect shareholder value;
•
Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;
•
The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•
Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•
What other companies in the relevant industry have done in response to the issue addressed in the proposal;
•
Whether the proposal itself is well framed and the cost of preparing the report and/or the implementation is reasonable;
•
Whether the subject of the proposal is best left to the discretion of the board;
•
Whether the proposal is legally binding for the board;
•
Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

•
Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Environmental Issues
Climate Transition Plans
Generally vote CASE-BY-CASE on management proposed climate transition plans. When evaluating management proposed plans, the following factors are generally considered:
•
If the company has detailed disclosure of the governance, strategy, risk mitigation efforts, and metrics and targets based on the TCFD’s recommendations, or a similar standard;
•
If the company has detailed disclosure of their current emissions data based on the SASB materiality framework; and
•
If the company has detailed disclosure in line with Paris Agreement goals.
Generally vote CASE-BY-CASE on shareholder proposals requesting climate transition plans. When evaluating these shareholder proposals, the following factors are generally considered:
•
The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;
•
If the proposal asks for detailed disclosure according to the TCFD’s recommendations;
•
If the proposal asks for detailed disclosure of the company’s current emissions data based on the SASB materiality framework;
•
If the proposal asks for long-term targets, as well as short and medium term milestones;
•
If the proposal asks for targets to be aligned to a globally accepted framework, such as Paris Aligned or Net Zero;
•
If the proposal asks for targets to be approved by the Science Based Target Initiative (“SBTi”);
•
If the proposal seeks to add reasonable transparency and is not onerous or overly prescriptive; and
•
Whether the proposal is binding or non-binding.
Environmental Sustainability Reporting
Generally vote FOR shareholders proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, including the impacts of climate change and biodiversity loss. The following factors will be considered:
•
The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;
•
If the company has implemented or formally committed to the implementation of a reporting program based on the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;
•
If the company’s current level of disclosure is comparable to that of its industry peers; and
•
If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Other Environmental Proposals
Vote CASE-BY-CASE on the following shareholder proposals if relevant to the company:
•
Seeking information on the financial, physical, or regulatory risks a company faces related to climate change on its operations and investment, or on how the company identifies, measures and manages such risks;
•
Calling for the reduction of Greenhouse Gas (GHG) emissions;
•
Seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change;
•
Requesting an action plan including science based targets and a commitment to net zero emissions by 2050 or earlier;
•
Requesting a report/disclosure of goals on GHG emissions from company operations and/or products;
•
Requesting a company report on its energy efficiency policies; and
•
Requesting reports on the feasibility of developing renewable energy resources.
Social Issues
Board and Workforce Demographics
A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Generally vote FOR proposals requesting reports on a company’s efforts to diversify the board, unless:
•
The gender and racial minority representation of the company’s board meets our board composition expectations; and
•
The board already reports on its nominating procedures and gender and racial minority initiatives on the board.
Gender Pay Gap
Generally vote CASE-BY-CASE on proposals requesting reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:
•
The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;
•
Whether the company has been the subject of recent controversy, litigation or regulatory actions related to gender pay gap issues; and
•
Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.
Labor, Human and Animal Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor, human, and/or animal rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:
•
The degree to which existing relevant policies and practices are disclosed;
•
Whether or not existing relevant policies are consistent with internationally recognized standards;
•
Whether company facilities and those of its suppliers are monitored and how;
•
Company participation in fair labor organizations or other internationally recognized human rights initiatives;
•
Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
•
Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
•
The scope of the request; and
•
Deviation from industry sector peer company standards and practices.
Generally vote CASE-BY-CASE on shareholder proposals requesting reports about a company’s use of mandatory arbitrations in employment claims, taking into account the company’s existing policies and disclosures of policies.
Generally vote CASE-BY-CASE on shareholder proposals requesting reports on the actions taken by a company to prevent sexual and other forms of harassment or on the risks posed by the company’s failure to take such actions, taking into account the company’s existing policies and disclosures of policies.
Racial Equity Audit
Generally vote CASE-BY-CASE on shareholder proposals requesting the board oversee a racial equity audit. While we believe the decision to initiate an independent audit is best left to management judgment under the oversight of the board of directors, the following factors are generally considered:
•
The degree to which existing relevant policies and practices are disclosed;
•
Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers; and
•
The gender and racial minority representation of the company’s board.
Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives
We generally believe that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity. When evaluating these proposals, we consider the prescriptive nature of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•
There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
•
The company has procedures in place to ensure that employee contributions to company- sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Generally vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:
•
There is no significant potential threat or actual harm to shareholders’ interests;
•
There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and
•
There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.

We generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.
We generally will vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Region: Europe, Middle East and Africa (EMEA) Proxy Items
The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to EMEA public equity investments of operating and/or holding companies. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.
1. Business Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•
There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered; or
•
The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees unless:
•
There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;
•
There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•
Name of the proposed auditor has not been published;
•
The auditors are being changed without explanation;
•
Non-audit-related fees are substantial, or are in excess of standard annual audit-related fees, or in excess of permitted local limits and guidelines; or
•
The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or re-election of statutory auditors, unless:
•
There are serious concerns about the statutory reports presented or the audit procedures used;
•
Questions exist concerning any of the statutory auditors being appointed; or
•
The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•
The dividend payout ratio has been consistently low without adequate explanation; or
•
The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Virtual Meetings
Generally vote FOR proposals allowing for the convening of hybrid* shareholder meetings if it is clear that it is not the intention to hold virtual-only AGMs. Generally vote AGAINST proposals allowing for the convening of virtual- only* shareholder meetings.
*
The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting. The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.
Public Benefit Corporation Proposals
Generally vote FOR management proposals and CASE-BY-CASE on shareholder proposals related to the conversion of the company into a public benefit corporation.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
Administrative Requests
Generally vote FOR non-contentious administrative management requests.
2. Board of Directors
The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should consist of a majority of independent directors and / or meet local best practice expectations; and should be held accountable for actions and results related to their responsibilities.
Voting on Director Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis taking into consideration the following:
•
Adequate disclosure has not been provided in a timely manner; or
•
There are clear concerns over questionable finances or restatements; or
•
There have been questionable transactions or conflicts of interest; or
•
There are any records of abuses against minority shareholder interests; or
•
The board fails to meet minimum corporate governance standards; or
•
There are reservations about:
•
Director terms
•
Bundling of proposals to elect directors
•
Board independence
•
Disclosure of named nominees
•
Combined Chairman/CEO
•
Election of former CEO as Chairman of the board
•
Overboarded directors
•
Composition of committees
•
Director independence
•
Number of directors on the board
•
Lack of diversity on the board
•
Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or
•
There are other considerations which may include sanction from government or authority, violations of laws and regulations, or other issues relate to improper business practice, failure to replace management, or egregious actions related to service on other boards.
Board Composition
We generally believe diverse teams have the potential to outperform and we expect the companies that we invest in to focus on the importance of diversity. When evaluating board composition, we believe a diversity of ethnicity, gender and experience is an important consideration. We encourage companies to disclose the composition of their board in the proxy statement and may vote against members of the board without disclosure. See below how we execute our vote at companies that do not meet our diversity expectations.
Vote AGAINST members of the Nominating Committee:
•
At companies that do not meet the board diversity requirements of local listing rules, corporate governance codes, national targets, or is not representative relative to the board composition of companies in their market;
•
At companies in the FTSE100 if the board composition does not align with the Parker review guidelines.
Employee and /or Labor Representatives
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.
Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Director Independence
Classification of Directors
Executive Director
•
Employee or executive of the company;
•
Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•
Any director who is attested by the board to be a non-independent NED;
•
Any director specifically designated as a representative of a significant shareholder of the company;
•
Any director who is also an employee or executive of a significant shareholder of the company;
•
Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
•
Government representative;
•
Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
•
Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);
•
Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
•
Relative of a current employee of the company or its affiliates;
•
Relative of a former executive of the company or its affiliates;
•
A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
•
Founder/co-founder/member of founding family but not currently an employee;
•
Former executive (a cooling off period may be applied);
•
Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and
•
Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.
Independent NED
•
No material connection, either directly or indirectly, to the company other than a board seat.
Employee Representative
•
Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Director Accountability
Vote AGAINST individual directors who attend less than 75% of the board and committee meetings without a disclosed valid excuse.

Generally, vote FOR the bundled election of management nominees, unless adequate disclosures of the nominees have not been provided in a timely manner or if one or more of the nominees does not meet the expectation of our policy.
Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices
Vote AGAINST members of the full board or appropriate committee (or only the independent chairman or lead director as may be appropriate in situations such as where there is a classified board and members of the appropriate committee are not up for re-election or the appropriate committee is comprised of the entire board) for the below reasons. New nominees will be considered on a case-by-case basis. Extreme cases may warrant a vote against the entire board.
•
Material failures of governance, stewardship, or fiduciary responsibilities at the company, including but not limited to violations of global norms principles and/or other significant global standards;
•
Failure to disclose material environmental, social and governance information;
•
Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;
•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast for previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If we did not support the shareholder proposal, we may still vote against the committee member(s).
•
The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•
The company does not disclose various components of current emissions, a proxy for a company’s dependency on fossil fuels and other sources of greenhouse gasses (Scope 1, Scope 2, Scope 3 emissions), material to the company’s business;
•
If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•
A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or
•
Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or
•
Other egregious governance issues where shareholders may bring legal action against the company or its directors; or
•
Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.
Committee Responsibilities and Expectations
Companies should establish committees to oversee areas such as audit, executive and non-executive compensation, director nominations and ESG oversight. The responsibilities of the committees should be publicly disclosed.
Audit Committee
Vote AGAINST members of the Audit Committee if:
•
Non-audit-related fees are substantial, or are in excess of standard annual audit-related fees, or in excess of permitted local limits and guidelines.
•
The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied;
•
There is excessive pledging or hedging of stock by executives;
•
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or
•
No members of the Audit Committee hold sufficient financial expertise.
Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of accounting principles and material weaknesses identified in audit-related disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
Remuneration Committee
See section 3 on Remuneration for reasons to vote against members of the Remuneration Committee.
Nominating/Governance Committee
Vote AGAINST members of the Nominating/Governance Committee if:
•
At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;
•
The board does not meet our diversity expectations;
•
The board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or could adversely impact shareholders
Voting on Director Nominees in Contested Elections
Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
The analysis will generally be based on, but not limited to, the following major decision factors:
•
Company performance relative to its peers;
•
Strategy of the incumbents versus the dissidents;
•
Independence of board candidates;
•
Experience and skills of board candidates;
•
Governance profile of the company;
•
Evidence of management entrenchment;
•
Responsiveness to shareholders;
•
Whether a takeover offer has been rebuffed; and
•
Whether minority or majority representation is being sought.
Other Board Related Proposals (Management and Shareholder)
Vote AGAINST the introduction of classified boards and / or mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Independent Board Chair (for applicable markets)
We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:
•
Two-thirds independent board, or majority in countries where employee representation is common practice;
•
A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•
Fully independent key committees; and/or
•
Established, publicly disclosed, governance guidelines and director biographies/profiles.
3. Remuneration
Pay Practices
Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of remuneration criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Remuneration practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.
If the company maintains problematic or poor pay practices, generally vote:
•
AGAINST Management Say on Pay (MSOP) Proposals, Remuneration Reports; or

•
AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.
•
If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST Remuneration Committee members.
Remuneration Plans
Vote CASE-BY-CASE on management proposals for a vote on executive remuneration, considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices.
Factors considered may include:
•
Pay for Performance Disconnect;
•
We will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR (“Total Shareholder Return”) and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.
•
Long-term equity-based compensation is 100% time-based;
•
Board’s responsiveness if company received low shareholder support in the previous year’s MSOP or remuneration vote;
•
Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
•
Egregious employment contracts;
•
Excessive perquisites or excessive severance and/or change in control provisions;
•
Repricing or replacing of underwater stock options without prior shareholder approval;
•
Egregious pension/SERP (supplemental executive retirement plan) payouts;
•
Extraordinary relocation benefits;
•
Internal pay disparity; and
•
Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives.
Non-Executive Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Other Remuneration Related Proposals
Vote on other remuneration related proposals on a CASE-BY-CASE basis.
Remuneration Committee
When voting for members of the Remuneration Committee, factors considered may include:
•
We voted against the company’s MSOP in the previous year, the company’s previous MSOP received significant opposition of votes cast and we are voting against this year’s MSOP; and
•
The board implements a MSOP on a less frequent basis than the frequency that received the plurality of votes cast
•
Remuneration structure is widely inconsistent with local market best practices or regulations
4. Shareholder Rights and Defenses
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
For the Netherlands, vote recommendations regarding management proposals to approve protective preference shares will be determined on a CASE-BY-CASE basis.

For French companies listed on a regulated market, generally VOTE AGAINST any general authorities impacting the share capital (i.e. authorities for share repurchase plans and any general share issuances with or without preemptive rights) if they can be used for antitakeover purposes without shareholders' prior explicit approval.
5. Strategic Transactions, Capital Structures and other Business Considerations
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:
•
Valuation;
•
Market reaction;
•
Strategic rationale;
•
Management’s track record of successful integration of historical acquisitions;
•
Presence of conflicts of interest; and
•
Governance profile of the combined company.
Dual Class Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital or any stricter limit set in local best practice recommendations or law.
Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital or any stricter limit set in local best practice recommendations or law.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding, or any stricter limit set in local best practice recommendations or law.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•
The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or
•
The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances or any stricter limit set in local best practice recommendations or law.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
We will generally recommend FOR share repurchase programs taking into account whether:
•
The share repurchase program can be used as a takeover defense;
•
There is clear evidence of historical abuse;
•
There is no safeguard in the share repurchase program against selective buybacks;
•
Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:
•
The parties on either side of the transaction;
•
The nature of the asset to be transferred/service to be provided;
•
The pricing of the transaction (and any associated professional valuation);
•
The views of independent directors (where provided);
•
The views of an independent financial adviser (where appointed);
•
Whether any entities party to the transaction (including advisers) is conflicted; and
•
The stated rationale for the transaction, including discussions of timing
6. Environmental and Social Issues
Overall Approach
Proposals considered under this category could include, among others, requests that a company:
•
Publish a report or additional information related to the company’s business and impact on stakeholders;
•
Disclose policies related to specific business practices and/or services;
•
Conduct third party audits, reports or studies related to the company’s business practices, services and/or impact on stakeholders
When evaluating environmental and social shareholder proposals, the following factors are generally considered:
•
Whether the subject of the proposal is considered to be material to the company’s business;

•
The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;
•
The proponent of the proposal;
•
If the company has implemented or formally committed to the implementation of a reporting program based on the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;
•
Whether adoption of the proposal is likely to enhance or protect shareholder value;
•
Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;
•
The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•
Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•
What other companies in the relevant industry have done in response to the issue addressed in the proposal;
•
Whether the proposal itself is well framed and the cost of preparing the report and/or the implementation is reasonable ;
•
Whether the subject of the proposal is best left to the discretion of the board;
•
Whether the proposal is legally binding for the board;
•
Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;
•
Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Environmental Issues
Climate Transition Plans
Generally vote CASE-BY-CASE on management proposed climate transition plans. When evaluating management proposed plans, the following factors are generally considered:
•
If the company has detailed disclosure of the governance, strategy, risk mitigation efforts, and metrics and targets based on the TCFD’s recommendations, or a similar standard;
•
If the company has detailed disclosure of their current emissions data based on the SASB materiality framework; and
•
If the company has detailed disclosure in line with Paris Agreement goals.
Generally vote CASE-BY-CASE on shareholder proposals requesting climate transition plans. When evaluating these shareholder proposals, the following factors are generally considered:
•
The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;
•
If the proposal asks for detailed disclosure according to the TCFD’s recommendations;
•
If the proposal asks for detailed disclosure of the company’s current emissions data based on the SASB materiality framework;
•
If the proposal asks for long-term targets, as well as short and medium term milestones;
•
If the proposal asks for targets to be aligned to a globally accepted framework, such as Paris Aligned or Net Zero;
•
If the proposal asks for targets to be approved by the Science Based Target Initiative (“SBTi”);
•
If the proposal seeks to add reasonable transparency and is not onerous or overly prescriptive; and
•
Whether the proposal is binding or non-binding.
Environmental Sustainability Reporting
Generally vote FOR shareholders proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, including the impacts of climate change and biodiversity loss. The following factors will be considered:
•
The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;
•
If the company has implemented or formally committed to the implementation of a reporting program based on the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;
•
If the company’s current level of disclosure is comparable to that of its industry peers; and
•
If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Other Environmental Proposals
Vote CASE-BY-CASE on the following shareholder proposals if relevant to the company:
•
Seeking information on the financial, physical, or regulatory risks a company faces related to climate change on its operations and investment, or on how the company identifies, measures and manages such risks;
•
Calling for the reduction of Greenhouse Gas (GHG) emissions;
•
Seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change;
•
Requesting an action plan including science based targets and a commitment to net zero emissions by 2050 or earlier;
•
Requesting a report/disclosure of goals on GHG emissions from company operations and/or products;
•
Requesting a company report on its energy efficiency policies; and
•
Requesting reports on the feasibility of developing renewable energy resources.
Social Issues
Board and Workforce Demographics
A company should have a clear diversity policy. Generally vote FOR proposals seeking to amend a company’s diversity policy to additionally prohibit discrimination based on sexual orientation and/or gender identity.
Generally vote FOR proposals requesting reports on a company’s efforts to diversify the board, unless:
•
The gender and racial minority representation of the company’s board meets our board composition expectations; and
•
The board already reports on its nominating procedures and gender and racial minority initiatives on the board.
Gender Pay Gap
Generally vote CASE-BY-CASE on proposals requesting reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:
•
The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;
•
Whether the company has been the subject of recent controversy, litigation or regulatory actions related to gender pay gap issues; and
•
Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.
Labor, Human and Animal Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor, human, and/or animal rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:
•
The degree to which existing relevant policies and practices are disclosed;
•
Whether or not existing relevant policies are consistent with internationally recognized standards;
•
Whether company facilities and those of its suppliers are monitored and how;
•
Company participation in fair labor organizations or other internationally recognized human rights initiatives;
•
Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
•
Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
•
The scope of the request; and
•
Deviation from industry sector peer company standards and practices.
Generally vote CASE-BY-CASE on shareholder proposals requesting reports on the actions taken by a company to prevent sexual and other forms of harassment or on the risks posed by the company’s failure to take such actions, taking into account the company’s existing policies and disclosures of policies.
Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives
We generally believe that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity. When evaluating these proposals, we consider the prescriptive nature of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•
There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

Generally vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:
•
There is no significant potential threat or actual harm to shareholders’ interests;
•
There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and
•
There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.
We generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.
We generally will vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Region: Asia Pacific (APAC) Proxy Items
The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to APAC public equity investments of operating and/or holding companies. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market. For Japan-specific policies, see the Japan Proxy Items section.
1. Business Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•
There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered; or
•
The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees unless:
•
There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;
•
There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•
Name of the proposed auditor has not been published;
•
The auditors are being changed without explanation;
•
Non-audit-related fees are substantial, or are in excess of standard annual audit-related fees, or in excess of permitted local limits and guidelines; or
•
The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or re-election of statutory auditors, unless:
•
There are serious concerns about the statutory reports presented or the audit procedures used;
•
Questions exist concerning any of the statutory auditors being appointed; or
•
The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•
The dividend payout ratio has been consistently low without adequate explanation; or
•
The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Virtual Meetings
Generally vote FOR proposals allowing for the convening of hybrid* shareholder meetings if it is clear that it is not the intention to hold virtual-only AGMs. Generally vote AGAINST proposals allowing for the convening of virtual- only* shareholder meetings.
*
The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting. The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
Administrative Requests
Generally vote FOR non-contentious administrative management requests.
2. Board of Directors
The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should consist of a majority of independent directors and / or meet local best practice expectations; and should be held accountable for actions and results related to their responsibilities.
Voting on Director Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis taking into consideration the following:
•
Adequate disclosure has not been provided in a timely manner; or
•
There are clear concerns over questionable finances or restatements; or
•
There have been questionable transactions or conflicts of interest; or
•
There are any records of abuses against minority shareholder interests; or
•
The board fails to meet minimum corporate governance standards; or
•
There are reservations about:
•
Director terms
•
Bundling of proposals to elect directors
•
Board independence
•
Disclosure of named nominees
•
Combined Chairman/CEO
•
Election of former CEO as Chairman of the board
•
Overboarded directors
•
Composition of committees
•
Director independence
•
Number of directors on the board
•
Lack of gender diversity on the board
•
Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•
There are other considerations which may include sanction from government or authority, violations of laws and regulations, or other issues relate to improper business practice, failure to replace management, or egregious actions related to service on other boards.
Board Composition
We generally believe diverse teams have the potential to outperform and we expect the companies that we invest in to focus on the importance of diversity. When evaluating board composition, we believe a diversity of ethnicity, gender and experience is an important consideration. We encourage companies to disclose the composition of their board in the proxy statement and may vote against members of the board without disclosure. See below how we execute our vote at companies that do not meet our diversity expectations.
Vote AGAINST members of the Nominating Committee:
•
At companies that do not meet the board diversity requirements of local listing rules, corporate governance codes, national targets, or is not representative relative to the board composition of companies in their market;
Employee and /or Labor Representatives
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.
Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Director Independence
Classification of Directors
Executive Director
•
Employee or executive of the company;
•
Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•
Any director who is attested by the board to be a non-independent NED;
•
Any director specifically designated as a representative of a significant shareholder of the company;
•
Any director who is also an employee or executive of a significant shareholder of the company;
•
Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
•
Government representative;
•
Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
•
Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);
•
Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
•
Relative of a current employee of the company or its affiliates;
•
Relative of a former executive of the company or its affiliates;
•
A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
•
Founder/co-founder/member of founding family but not currently an employee;
•
Former executive (a cooling off period may be applied);
•
Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and
•
Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.
Independent NED
•
No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative
•
Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Director Accountability
Vote AGAINST individual directors who attend less than 75% of the board and committee meetings without a disclosed valid excuse.
Generally, vote FOR the bundled election of management nominees, unless adequate disclosures of the nominees have not been provided in a timely manner or if one or more of the nominees does not meet the expectation of our policy.
Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices
Vote AGAINST members of the full board or appropriate committee (or only the independent chairman or lead director as may be appropriate in situations such as where there is a classified board and members of the appropriate committee are not up for re-election or the appropriate committee is comprised of the entire board) for the below reasons. New nominees will be considered on a case-by-case basis. Extreme cases may warrant a vote against the entire board.
•
Material failures of governance, stewardship, or fiduciary responsibilities at the company, including but not limited to violations of global norms principles and/or other significant global standards;
•
Failure to disclose material environmental, social and governance information;
•
Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;
•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If we did not support the shareholder proposal, we may still vote against the committee member(s).
•
The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•
The company does not disclose various components of current emissions, a proxy for a company’s dependency on fossil fuels and other sources of greenhouse gasses (Scope 1, Scope 2, Scope 3 emissions), material to the company’s business;
•
If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•
A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or
•
Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or
•
Other egregious governance issues where shareholders may bring legal action against the company or its directors; or
•
Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.
Committee Responsibilities and Expectations
Companies should establish committees to oversee areas such as audit, executive and non-executive compensation, director nominations and ESG oversight. The responsibilities of the committees should be publicly disclosed.
Audit Committee
Vote AGAINST members of the Audit Committee if:
•
Non-audit-related fees are substantial, or are in excess of standard annual audit-related fees, or in excess of permitted local limits and guidelines.
•
The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied;
•
There is excessive pledging or hedging of stock by executives;

•
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or
•
No members of the Audit Committee hold sufficient financial expertise.
Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of accounting principles and material weaknesses identified in audit-related disclosures.
Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
At companies incorporated in India, vote AGAINST Audit Committee members who are classified as promoters or beneficial owners in the company.
Remuneration Committee
See section 3 on Remuneration for reasons to vote against members of the Remuneration Committee.
Nominating/Governance Committee
Vote AGAINST members of the Nominating/Governance Committee if:
•
At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;
•
The board does not meet our diversity expectations;
•
The board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or could adversely impact shareholders
Voting on Director Nominees in Contested Elections
Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
The analysis will generally be based on, but not limited to, the following major decision factors:
•
Company performance relative to its peers;
•
Strategy of the incumbents versus the dissidents;
•
Independence of board candidates;
•
Experience and skills of board candidates;
•
Governance profile of the company;
•
Evidence of management entrenchment;
•
Responsiveness to shareholders;
•
Whether a takeover offer has been rebuffed; and
•
Whether minority or majority representation is being sought.
Other Board Related Proposals (Management and Shareholder)
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Independent Board Chair (for applicable markets)
We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:
•
Two-thirds independent board, or majority in countries where employee representation is common practice;
•
A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•
Fully independent key committees; and/or
•
Established, publicly disclosed, governance guidelines and director biographies/profiles.

3. Remuneration
Pay Practices
Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of remuneration criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Remuneration practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.
If the company maintains problematic or poor pay practices, generally vote:
•
AGAINST Management Say on Pay (MSOP) Proposals, Remuneration Reports; or
•
AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.
•
If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST from Remuneration Committee members.
Remuneration Plans
Vote CASE-BY-CASE on management proposals for a vote on executive remuneration, considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices.
Factors considered may include:
•
Pay for Performance Disconnect;
•
We will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR (“Total Shareholder Return”) and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.
•
Long-term equity-based compensation is 100% time-based;
•
Board’s responsiveness if company received low shareholder support in the previous year’s MSOP or remuneration vote;
•
Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
•
Egregious employment contracts;
•
Excessive perquisites or excessive severance and/or change in control provisions;
•
Repricing or replacing of underwater stock options without prior shareholder approval;
•
Egregious pension/SERP (supplemental executive retirement plan) payouts;
•
Extraordinary relocation benefits;
•
Internal pay disparity; and
•
Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives.
Non-Executive Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Other Remuneration Related Proposals
Vote on other remuneration related proposals on a CASE-BY-CASE basis.

Remuneration Committee
When voting for members of the Remuneration Committee, factors considered may include:
•
We voted against the company’s MSOP in the previous year, the company’s previous MSOP received significant opposition of votes cast and we are voting against this year’s MSOP; and
•
The board implements a MSOP on a less frequent basis than the frequency that received the plurality of votes cast
•
Remuneration structure is widely inconsistent with local market best practices or regulations
4. Shareholder Rights and Defenses
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
5. Strategic Transactions, Capital Structures and other Business Considerations
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:
•
Valuation;
•
Market reaction;
•
Strategic rationale;
•
Management’s track record of successful integration of historical acquisitions;
•
Presence of conflicts of interest; and
•
Governance profile of the combined company.
Dual Class Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital or any stricter limit set in local best practice recommendations or law.
Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital or any stricter limit set in local best practice recommendations or law. At companies in India, vote FOR issuance requests without preemptive rights to a maximum of 25% of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding, or any stricter limit set in local best practice recommendations or law.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•
The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or
•
The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances, or any stricter limit set in local best practice recommendations or law
Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
We will generally recommend FOR share repurchase programs taking into account whether:
•
The share repurchase program can be used as a takeover defense;
•
There is clear evidence of historical abuse;
•
There is no safeguard in the share repurchase program against selective buybacks;
•
Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:
•
The parties on either side of the transaction;
•
The nature of the asset to be transferred/service to be provided;
•
The pricing of the transaction (and any associated professional valuation);
•
The views of independent directors (where provided);
•
The views of an independent financial adviser (where appointed);
•
Whether any entities party to the transaction (including advisers) is conflicted; and The stated rationale for the transaction, including discussions of timing

6. Environmental and Social Issues
Overall Approach
Proposals considered under this category could include, among others, requests that a company:
•
Publish a report or additional information related to the company’s business and impact on stakeholders;
•
Disclose policies related to specific business practices and/or services;
•
Conduct third party audits, reports or studies related to the company’s business practices, services and/or impact on stakeholders
When evaluating environmental and social shareholder proposals, the following factors are generally considered:
•
Whether the subject of the proposal is considered to be material to the company’s business;
•
The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;
•
The proponent of the proposal;
•
If the company has implemented or formally committed to the implementation of a reporting program based on the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;
•
Whether adoption of the proposal is likely to enhance or protect shareholder value;
•
Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;
•
The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•
Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•
What other companies in the relevant industry have done in response to the issue addressed in the proposal;
•
Whether the proposal itself is well framed and the cost of preparing the report and/or the implementation is reasonable;
•
Whether the subject of the proposal is best left to the discretion of the board;
•
Whether the proposal is legally binding for the board;
•
Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;
•
Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Environmental Issues
Climate Transition Plans
Generally vote CASE-BY-CASE on management proposed climate transition plans. When evaluating management proposed plans, the following factors are generally considered:
•
If the company has detailed disclosure of the governance, strategy, risk mitigation efforts, and metrics and targets based on the TCFD’s recommendations, or a similar standard;
•
If the company has detailed disclosure of their current emissions data based on the SASB materiality framework; and
•
If the company has detailed disclosure in line with Paris Agreement goals.
Generally vote CASE-BY-CASE on shareholder proposals requesting climate transition plans. When evaluating these shareholder proposals, the following factors are generally considered:
•
The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;
•
If the proposal asks for detailed disclosure according to the TCFD’s recommendations;
•
If the proposal asks for detailed disclosure of the company’s current emissions data based on the SASB materiality framework;
•
If the proposal asks for long-term targets, as well as short and medium term milestones;
•
If the proposal asks for targets to be aligned to a globally accepted framework, such as Paris Aligned or Net Zero;
•
If the proposal asks for targets to be approved by the Science Based Target Initiative (“SBTi”);
•
If the proposal seeks to add reasonable transparency and is not onerous or overly prescriptive; and
•
Whether the proposal is binding or non-binding.

Environmental Sustainability Reporting
Generally vote FOR shareholders proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, including the impacts of climate change and biodiversity loss. The following factors will be considered:
•
The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;
•
If the company has implemented or formally committed to the implementation of a reporting program based on the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;
•
If the company’s current level of disclosure is comparable to that of its industry peers; and
•
If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Other Environmental Proposals
Vote CASE-BY-CASE on the following shareholder proposals if relevant to the company:
•
Seeking information on the financial, physical, or regulatory risks a company faces related to climate change on its operations and investment, or on how the company identifies, measures and manages such risks;
•
Calling for the reduction of Greenhouse Gas (GHG) emissions;
•
Seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change;
•
Requesting an action plan including science based targets and a commitment to net zero emissions by 2050 or earlier;
•
Requesting a report/disclosure of goals on GHG emissions from company operations and/or products;
•
Requesting a company report on its energy efficiency policies; and
•
Requesting reports on the feasibility of developing renewable energy resources.
Social Issues
Board and Workforce Demographics
A company should have a clear diversity policy. Generally vote FOR proposals seeking to amend a company’s diversity policy to additionally prohibit discrimination based on sexual orientation and/or gender identity.
Generally vote FOR proposals requesting reports on a company’s efforts to diversify the board, unless:
•
The gender and racial minority representation of the company’s board does not meet our board composition expectations; and
•
The board already reports on its nominating procedures and gender and racial minority initiatives on the board.
Labor, Human and Animal Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor, human, and/or animal rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:
•
The degree to which existing relevant policies and practices are disclosed;
•
Whether or not existing relevant policies are consistent with internationally recognized standards;
•
Whether company facilities and those of its suppliers are monitored and how;
•
Company participation in fair labor organizations or other internationally recognized human rights initiatives;
•
Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
•
Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
•
The scope of the request; and
•
Deviation from industry sector peer company standards and practices.
Generally vote CASE-BY-CASE on shareholder proposals requesting reports on the actions taken by a company to prevent sexual and other forms of harassment or on the risks posed by the company’s failure to take such actions, taking into account the company’s existing policies and disclosures of policies.
Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives
We generally believe that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity. When evaluating these proposals, we consider the prescriptive nature of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•
There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
Generally vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:
•
There is no significant potential threat or actual harm to shareholders’ interests;
•
There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and
•
There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.
We generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.
We generally will vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Region: Japan Proxy Items
The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to Japanese public equity investments of operating and/or holding companies. Applying these guidelines is not inclusive of all considerations in the Japanese market.
1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•
There are concerns about the accounts presented or audit procedures used; or
•
The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:
•
There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;
•
There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•
Name of the proposed auditor has not been published;
•
The auditors are being changed without explanation;
•
Non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or
•
The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•
The dividend payout ratio has been consistently low without adequate explanation; or
•
The payout is excessive given the company’s financial position;
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Virtual Meetings
Generally vote AGAINST proposals allowing for the convening of virtual-only* shareholder meetings.
*
The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting. The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.
2. Board of Directors and Statutory Auditors
The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should have independent oversight of management; and should be held accountable for actions and results related to their responsibilities.
Voting on Director Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis taking into consideration the following:.
•
The company’s committee structure: statutory auditor board structure, U.S.-type three committee structure, or audit committee structure; or
•
Adequate disclosure has not been provided in a timely manner; or
•
There are clear concerns over questionable finances or restatements; or
•
There have been questionable transactions or conflicts of interest; or
•
There are any records of abuses against minority shareholder interests; or
•
The board fails to meet minimum corporate governance standards; or
•
There are reservations about:
•
Director terms
•
Bundling of proposals to elect directors
•
Board independence
•
Disclosure of named nominees
•
Combined Chairman/CEO
•
Election of former CEO as Chairman of the board
•
Overboarded directors
•
Composition of committees
•
Director independence
•
Number of directors on the board
•
Lack of gender diversity on the board
•
Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or
•
There are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.
Vote AGAINST top executives when the company has an excessive amount of strategic shareholdings.
Vote AGAINST top executives when the company has posted average return on equity (ROE) of less than five percent over the last five fiscal years.
Vote AGAINST top executives when the company does not disclose various components of current emissions, a proxy for a company’s dependency on fossil fuels and other sources of greenhouse gasses (such as Scope 1, Scope 2, Scope 3 emissions), material to the company’s business. For companies with 3-committee structure boards, vote AGAINST the Audit Committee Chair.
Board Composition
We generally believe diverse teams have the potential to outperform and we expect the companies that we invest in to focus on the importance of diversity. When evaluating board composition, we believe a diversity of ethnicity, gender and experience is an important consideration. We encourage companies to disclose the composition of their board in the proxy statement and may vote against members of the board without disclosure. See below how we execute our vote at companies that do not meet our diversity expectations.
Vote AGAINST members of the Nominating Committee if the board is not representative relative to the board composition of companies in their market. For Japanese boards with statutory auditors or audit committee structure, vote AGAINST top executives.

Director Independence
Classification of Directors
Inside Director
•
Employee or executive of the company;
•
Any director who is not classified as an outside director of the company.
Non-Independent Non-Executive Director (affiliated outsider)
•
Any director specifically designated as a representative of a significant shareholder of the company;
•
Any director who is/was also an employee or executive of a significant shareholder of the company;
•
Beneficial owner (direct or indirect) of at least 10% of the company’s stock, or one of the top 10 shareholders, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%)
•
Individuals who are employees or were previously employed at main lenders/banks of the company;
•
Relative of a current employee of the company or its affiliates;
•
Any director who works or has worked at a company whose shares are held by the company in question as strategic shareholdings (i.e. “cross-shareholdings”)
•
Any director who has served at a company as an outside director for 12 years or more;
•
Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.
Independent Non-Executive Directors (independent outsider)
•
No material connection, either directly or indirectly, to the company other than a board seat.
At companies adopting a board with a statutory auditor committee structure or an audit committee structure, vote AGAINST top executives when the board consists of fewer than two independent outside directors or less than 1/3 of the board consists of independent outside directors. Additionally, if the company is a member of the TOPIX 100 index, vote AGAINST top executives when less than 1/2 of the board consists of outside directors.
At companies adopting an audit committee structure, vote AGAINST affiliated outside directors who are audit committee members.
At companies adopting a U.S.-type three committee structure, vote AGAINST members of the Nominating Committee when less than a majority of the board consists of independent outside directors.
At controlled companies adopting board with a statutory auditor structure or an audit committee structure, vote AGAINST top executives if the board does not consist of majority independent outside directors.
Director Accountability
Vote AGAINST individual outside directors who attend less than 75% of the board and/or committee meetings without a disclosed valid excuse.
Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices
Vote AGAINST members of the full board or appropriate committee (or only the independent chairman or lead director as may be appropriate in situations such as where there is a classified board and members of the appropriate committee are not up for re-election or the appropriate committee is comprised of the entire board) for the below reasons. New nominees will be considered on a case-by-case basis. Extreme cases may warrant a vote against the entire board.
•
Material failures of governance, stewardship, or fiduciary responsibilities at the company, including but not limited to violations of global norms principles and/or other significant global standards;
•
Failure to disclose material environmental, social and governance information;
•
Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;
•
The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;
•
The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•
If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.
Voting on Director Nominees in Contested Elections
Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
The analysis will generally be based on, but not limited to, the following major decision factors:
•
Company performance relative to its peers;
•
Strategy of the incumbents versus the dissidents;
•
Independence of board candidates;
•
Experience and skills of board candidates;
•
Governance profile of the company;
•
Evidence of management entrenchment;
•
Responsiveness to shareholders;
•
Whether a takeover offer has been rebuffed;
•
Whether minority or majority representation is being sought.
Other Board Related Proposals (Management and Shareholder)
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Independent Board Chair
We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:
•
Two-thirds independent board;
•
A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•
Fully independent key committees; and/or
•
Established, publicly disclosed, governance guidelines and director biographies/profiles.
Statutory Auditor Elections
Statutory Auditor Independence
Vote AGAINST affiliated outside statutory auditors.
For definition of affiliated outsiders, see “Classification of Directors”
Statutory Auditor Appointment
Vote FOR management nominees taking into consideration the following:
•
Adequate disclosure has not been provided in a timely manner; or
•
There are clear concerns over questionable finances or restatements; or
•
There have been questionable transactions or conflicts of interest; or
•
There are any records of abuses against minority shareholder interests; or
•
The board fails to meet minimum corporate governance standards; or
•
Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or
•
Outside statutory auditor’s attendance at less than 75% of the board and statutory auditor meetings without a disclosed valid excuse; or
•
Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.
3. Compensation
Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement bonuses for outside directors and/or outside statutory auditors, unless the amounts are disclosed and are not excessive relative to other companies in the country or industry.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and statutory auditors on a CASE-BY- CASE basis.
Vote AGAINST proposals to indemnify auditors.
4. Shareholder Rights and Defenses
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless certain conditions are met to ensure the proposal is intended to enhance shareholder value, including consideration of the company’s governance structure, the anti- takeover defense duration, the trigger mechanism and governance, and the intended purpose of the antitakeover defense.
5. Strategic Transactions and Capital Structures
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:
•
Valuation;
•
Market reaction;
•
Strategic rationale;
•
Management’s track record of successful integration of historical acquisitions;
•
Presence of conflicts of interest; and
•
Governance profile of the combined company.
Dual Class Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•
The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed.
Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Share Repurchase Plans
We will generally recommend FOR share repurchase programs taking into account whether:
•
The share repurchase program can be used as a takeover defense;
•
There is clear evidence of historical abuse;
•
There is no safeguard in the share repurchase program against selective buybacks;
•
Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:
•
The parties on either side of the transaction;
•
The nature of the asset to be transferred/service to be provided;
•
The pricing of the transaction (and any associated professional valuation);
•
The views of independent directors (where provided);
•
The views of an independent financial adviser (where appointed);
•
Whether any entities party to the transaction (including advisers) is conflicted; and
•
The stated rationale for the transaction, including discussions of timing.
6. Environmental and Social Issues
Overall Approach
Proposals considered under this category could include, among others, requests that a company:
•
Publish a report or additional information related to the company’s business and impact on stakeholders;
•
Disclose policies related to specific business practices and/or services;
•
Conduct third party audits, reports or studies related to the company’s business practices, services and/or impact on stakeholders
When evaluating environmental and social shareholder proposals, the following factors are generally considered:
•
Whether the subject of the proposal is considered to be material to the company’s business;
•
The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;
•
The proponent of the proposal;
•
If the company has implemented or formally committed to the implementation of a reporting program based on the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;
•
Whether adoption of the proposal is likely to enhance or protect shareholder value;
•
Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;
•
The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•
Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•
What other companies in the relevant industry have done in response to the issue addressed in the proposal;
•
Whether the proposal itself is well framed and the cost of preparing the report and/or the implementation is reasonable;
•
Whether the subject of the proposal is best left to the discretion of the board;
•
Whether the proposal is legally binding for the board;
•
Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;
•
Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Environmental Issues
Climate Transition Plans
Generally vote CASE-BY-CASE on management proposed climate transition plans. When evaluating management proposed plans, the following factors are generally considered:
•
If the company has detailed disclosure of the governance, strategy, risk mitigation efforts, and metrics and targets based on the TCFD’s recommendations, or a similar standard;
•
If the company has detailed disclosure of their current emissions data based on the SASB materiality framework; and
•
If the company has detailed disclosure in line with Paris Agreement goals.
Generally vote CASE-BY-CASE on shareholder proposals requesting climate transition plans. When evaluating these shareholder proposals, the following factors are generally considered:
•
The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;
•
If the proposal asks for detailed disclosure according to the TCFD’s recommendations;
•
If the proposal asks for detailed disclosure of the company’s current emissions data based on the SASB materiality framework;
•
If the proposal asks for long-term targets, as well as short and medium term milestones;
•
If the proposal asks for targets to be aligned to a globally accepted framework, such as Paris Aligned or Net Zero;
•
If the proposal asks for targets to be approved by the Science Based Target Initiative (“SBTi”);
•
If the proposal seeks to add reasonable transparency and is not onerous or overly prescriptive; and
•
Whether the proposal is binding or non-binding.
Environmental Sustainability Reporting
Generally vote FOR shareholders proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, including the impacts of climate change and biodiversity loss. The following factors will be considered:
•
The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;
•
If the company has implemented or formally committed to the implementation of a reporting program based on the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;
•
If the company’s current level of disclosure is comparable to that of its industry peers; and
•
If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Other Environmental Proposals
Vote CASE-BY-CASE on the following shareholder proposals if relevant to the company:
•
Seeking information on the financial, physical, or regulatory risks a company faces related to climate change on its operations and investment, or on how the company identifies, measures and manages such risks;
•
Calling for the reduction of Greenhouse Gas (GHG) emissions;
•
Seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change;
•
Requesting an action plan including science based targets and a commitment to net zero emissions by 2050 or earlier;
•
Requesting a report/disclosure of goals on GHG emissions from company operations and/or products;
•
Requesting a company report on its energy efficiency policies; and
•
Requesting reports on the feasibility of developing renewable energy resources.

Social Issues
Board and Workforce Demographics
A company should have a clear diversity policy. Generally vote FOR proposals seeking to amend a company’s diversity policy to additionally prohibit discrimination based on sexual orientation and/or gender identity.
Generally vote FOR proposals requesting reports on a company’s efforts to diversify the board, unless:
•
The gender and racial minority representation of the company’s board meets our board composition expectations; and
•
The board already reports on its nominating procedures and gender and racial minority initiatives on the board.
Labor, Human and Animal Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor, human, and/or animal rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:
•
The degree to which existing relevant policies and practices are disclosed;
•
Whether or not existing relevant policies are consistent with internationally recognized standards;
•
Whether company facilities and those of its suppliers are monitored and how;
•
Company participation in fair labor organizations or other internationally recognized human rights initiatives;
•
Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
•
Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
•
The scope of the request; and
•
Deviation from industry sector peer company standards and practices.
Generally vote CASE-BY-CASE on shareholder proposals requesting reports on the actions taken by a company to prevent sexual and other forms of harassment or on the risks posed by the company’s failure to take such actions, taking into account the company’s existing policies and disclosures of policies.
J.P. MORGAN INVESTMENT MANAGEMENT INC. (“JPMIM” or “Sub-Adviser”)
J.P. Morgan Investment Management Inc. (Sub-Adviser), as an investment sub-adviser to the Funds, has been granted the authority to vote the proxies of any voting securities held in each Fund’s portfolio. In voting proxies, the Sub-Adviser’s objective is to vote proxies in the best interests of its clients. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Fund’s Board of Trustees has adopted the Sub-Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues for the Funds.
The Sub-Adviser and its affiliated advisers (“JPMAM”) are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. The Sub-Adviser has adopted a separate set of Guidelines that covers the regions each of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (“EMEA”), (3) Asia (ex-Japan) and (4) Japan (each, a “Region”; collectively, the “Regions”). In addition, for each Region, the Sub-Adviser has adopted Sustainable Strategy Proxy Voting Guidelines (“Sustainable Proxy Guidelines”) for certain sustainable strategies, which may apply to certain Funds as approved by the Board of Trustees. The Sustainable Proxy Guidelines for those sustainable strategies replace certain sections of the Guidelines for each of the Regions. Proposals for securities held in the sustainable strategies that are not covered by the Sustainable Proxy Guidelines will continue to be voted in accordance with the other provisions of the applicable Guidelines for each of the Regions..
Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value consistent with each Fund's objectives and strategies. As a general rule, in voting proxies of a particular security, the Sub-Adviser and its affiliated advisers will apply the Guidelines of the Region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Sub-Adviser and its affiliated advisers has encountered globally, based on many years of collective investment management experience.
To oversee the proxy voting process on an ongoing basis, the Sub-Adviser has established a proxy committee (“Proxy Committee”) for each global location where proxy voting decisions are made. Each Proxy Committee is composed of members and invitees including a proxy administrator (“Proxy Administrator”) and senior officers from among the investment, legal, compliance, and risk management departments. The primary functions of each Proxy Committee include: (1) reviewing and approving the Guidelines annually;

(2) providing advice and recommendations on general proxy voting matters, including potential or material conflicts of interest escalated to it from time to time as well as on specific voting issues to be implemented by the Sub-Adviser; and (3) determining the independence of any third-party vendor to which it has delegated proxy voting responsibilities (such as, for example, delegation when the Sub-Adviser has identified a material conflict of interest) and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities.
The Guidelines are proprietary to the Sub-Adviser and reflect the Sub-Adviser’s views on proxy voting matters as informed by its investment experience and research over many years of proxy voting. Certain guidelines are prescriptive (“Prescribed Guidelines”) meaning they specify how the Sub-Adviser will vote a particular proxy proposal except where the Sub-Adviser, pursuant to its procedures, determines to vote in a manner contrary to its Prescribed Guidelines also known as an “Override”. Other guidelines contemplate voting on a case-by-case basis. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. Individual company facts and circumstances vary. In some cases, the Sub-Adviser may determine that, in the best interest of its clients, a particular proxy item should be voted in a manner that is not consistent with the Prescribed Guidelines. Where the Sub-Adviser chooses to vote in a manner contrary to its Prescribed Guideline or where the Proxy Administrator determines that such vote requires further escalation to certain portfolio management teams (“escalated votes”), the procedures include a review and, for certain votes, an attestation process. These processes are designed to identify actual or potential material conflicts of interest (between a Fund on the one hand, and the Fund’s Sub-Adviser or an affiliate, on the other hand), ensure that relevant personnel were not in possession of material non-public information (“MNPI”), and ensure that the proxy vote is cast in the best interests of the Fund.
In order to maintain the integrity and independence of the Sub-Adviser’s investment processes and decisions, including proxy voting decisions, and to protect the Sub-Adviser’s decisions from influences that could lead to a vote other than in the Funds’ best interests, JPMC (including the Sub-Adviser) has adopted policies and procedures that (i) address the handling of conflicts, (ii) establish information barriers, and (iii) restrict the use of MNPI. Material conflicts of interest are further avoided by voting in accordance with the Sub-Adviser’s Prescribed Guidelines. A material conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for a J.P. Morgan Fund, or when the Proxy Administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or has rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party using its own guidelines; provided, however, that the Sub-Adviser’s investment professional(s) may request an exception to this process to vote against a proposal rather than referring it to an independent third party (“Exception Request”) where the Proxy Administrator has actual knowledge indicating that a JPMorgan Chase affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. The applicable proxy committee shall review the Exception Request and shall determine whether the Sub-Adviser should vote against the proposal or whether such proxy should still be referred to an independent third party due to the potential for additional conflicts or otherwise.
Depending on the nature of the conflict, the Sub-Adviser may elect to take one or more of the following measures or other appropriate action: removing certain Sub-Adviser personnel from the proxy voting process or “walling off” personnel with knowledge of the conflict to ensure that such personnel do not influence the relevant proxy vote; voting in accordance with the applicable Prescribed Guidelines, if any, if the application of the Prescribed Guidelines would objectively result in the casting of a proxy vote in a predetermined manner, or delegating the vote to an independent third party, in which case the proxy will be voted by the independent third party in accordance with its own determination. In the event that the portion of the Fund managed by the Sub-Adviser, in the aggregate with other funds managed by JPMIM, holds more than 25% of the outstanding voting securities of an open-end registered investment company or registered unit investment trust that is not managed by JPMIM (a “Non-J.P. Morgan Fund”), the Fund will vote its respective securities in a Non-J.P. Morgan Fund in the same proportion as the vote of all other holders of such securities.
For securities held in Funds that seek to follow the investment returns of an underlying index, the Sub-Adviser may abstain from voting if it determines that casting a vote would not have a material effect on the value of the Fund’s investments based on the size of the Fund’s holdings, its ownership in the issuer, and/or its consideration of the importance of the proxy vote.
The following summarizes some of the more noteworthy types of proxy voting policies of the North America Guidelines:
•
The Sub-Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) adopt or renew a poison pill without shareholder approval; (c) are affiliated outside directors who serve on audit, compensation or nominating committees or are affiliated outside directors and the full board serves on such committees or the company does not have such committees; (d) ignore a shareholder proposal that is approved by a majority of either the shares outstanding or the votes cast based on a review over a consecutive two year time frame; (e) are insiders and affiliated outsiders on boards that are not at least majority independent except, in the case of controlled companies, vote for non-independent directors who serve on committees other than the audit committee; or (f) are CEOs of publicly-traded companies who serve on more than two public boards (besides his or her own board) or for all other directors who serve on more than four public company boards. In addition, votes are generally withheld for directors who serve on committees in certain cases. For example, the Sub-Adviser generally withholds votes from audit committee members in circumstances in which there is evidence that there exists material weaknesses in the company’s internal controls. Votes generally are also withheld from directors when there is a demonstrated history of poor performance or inadequate risk oversight or when the board adopts changes to the company’s governing documents without shareholder approval if the changes materially diminish shareholder rights. Votes generally will be withheld from board chair, lead independent directors, or governance committee chairs of publicly traded companies where employees have departed for significant violation of code of conduct without claw back of compensation. In addition, the Sub-Adviser generally votes against the chair of the nominating committee if one or more directors remain on the board after having received less than majority of votes cast in the prior election.
•
The Sub-Adviser generally votes for board declassification proposals and against board classification proposals.
•
The Sub-Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.
•
The Sub-Adviser votes against proposals for a super-majority vote to approve a merger.
•
The Sub-Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.
•
The Sub-Adviser considers vote proposals with respect to stock-based incentive plans on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders) and includes an analysis of the structure of the plan and pay practices of other companies in the relevant industry and peer companies.
•
The Sub-Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social issue proposals.
•
The Sub-Adviser generally votes for management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes if the company is a Delaware corporation; otherwise, the Sub-Adviser votes on a case by case basis.
•
The Sub-Adviser supports board refreshment, independence, and a diverse skill set for directors as an important part of contributing to long-term shareholder value. The Sub-Adviser generally supports investee companies’ consideration of equal employment opportunity and inclusiveness in their general recruitment policies as the Sub-Adviser believes such diversity contributes to the effectiveness of boards and further development of sound governance and risk oversight. The Sub-Adviser supports investee companies’ disclosure of gender, racial and ethnic composition of the board so that the Sub-Adviser can include that information as one of the many data points used in its holistic assessment of the companies. As with all proxy votes, the Sub-Adviser seeks to vote in each Fund’s best interests to enhance long-term shareholder value.
•
The Sub-Adviser will generally vote against a plan and/or withhold its vote from members of the compensation committee when there is a disconnect between the chief executive officer’s pay and performance (an increase in pay and a decrease in performance). The Sub-Adviser reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support.
The following summarizes some of the more noteworthy types of proxy voting policies of Section 12 Social and Environmental Issues from the North America Guidelines:
•
The Sub-Adviser generally encourages a level of reporting on environmental matters that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. In general, the Sub-Adviser supports management disclosure practices that are overall consistent with the goals and objective expressed above. Proposals with respect to companies that have been involved in controversies, fines or litigation are expected to be subject to heightened review and consideration.
•
In evaluating how to vote environmental proposals, key considerations may include, but are not limited to, issuer considerations such as asset profile of the company, including whether it is exposed to potentially declining demand for the company’s products or services due to environmental considerations; cash deployments; cost structure of the company, including its position on the cost curve, expected impact of future carbon tax and exposure to high fixed operating costs; corporate behavior of the company; demonstrated capabilities of the company, its strategic planning process, and past performance; current level of disclosure of the company and consistency of disclosure across its industry; and whether the company incorporates environmental or social issues in a risk assessment or risk reporting framework. The Sub-Adviser may also consider whether adoption of the proposal would inform and educate shareholders; have companies that adopted the proposal provided insightful and meaningful information that would allow shareholders to evaluate the long-term risks and performance of the company; does the proposal require disclosure that is already addressed by existing and proposed mandated regulatory requirements or formal guidance at the local, state, or national level or the company’s existing disclosure practices; and does the proposal create the potential for unintended consequences such as a competitive disadvantage.
•
The Sub-Adviser votes against the chair of the committee responsible for providing oversight of environmental matters and/or risk where the Sub-Adviser believes the company is lagging peers in terms of disclosure, business practices or targets. The Sub-Adviser also votes against committee members, lead independent director and/or board chair for companies that have lagged over several years.
•
With regard to social issues, among other factors, the Sub-Adviser considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.

•
The Sub-Adviser expects boards to provide oversight of human capital management which includes the company management of its workforce, use of full time versus part time employees, workforce cost, employee engagement and turnover, talent development, retention and training, compliance record and health and safety. As an engaged and diverse employee base is integral to a company’s ability to innovate, respond to a diverse customer base and engage with diverse communities and deliver shareholder returns, the Sub-Adviser will generally support shareholder resolutions seeking the company to disclose data on workforce demographics, and release of EEO-1 or comparable data where such disclosure is deemed by the Sub-Adviser as inadequate.
Non-U.S. Guidelines. The following summarizes some of the more noteworthy types of proxy voting policies of the EMEA, Asia (Ex-Japan) and Japan Guidelines (collectively, “Non-U.S. Guidelines”):
•
Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Sub-Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Sub-Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.
•
Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. The Sub-Adviser also considers the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the Fund’s best interests to intentionally refrain from voting in certain overseas markets from time to time.
•
The Non-U.S. Guidelines reflect the applicable Region’s corporate governance or stewardship codes with respect to corporate governance and proxy voting. For example, JPMAM is a signatory to the UK Stewardship Code 2020 and believes that its existing stewardship policies meet the standards required under the Code. Additionally, for example, the EMEA Guidelines for UK companies are based on the revised UK Corporate Governance Code. If a portfolio company chooses to deviate from the provisions of the UK Corporate Governance Code, the Sub-Adviser takes the company’s explanation into account as appropriate, based on the Sub-Adviser’s overall assessment of the standards of corporate governance evidenced at the company. For Continental European markets, the Sub-Adviser expects companies to comply with local Corporate Governance Codes, where they exist. In markets where a comparable standard does not exist, the Sub-Adviser uses the EMEA Guidelines as the primary basis for voting, while taking local market practice into consideration where applicable. The Japan Guidelines reflect the 2020 revisions to the Japanese Stewardship Code. Likewise, the Asia (Ex-Japan) Guidelines endorse the stewardship principles promoted by different regulators and industry bodies in the region including the Singapore Stewardship Principles for Responsible Investors supported by Monetary Authority of Singapore and Singapore Exchange, the Principles for Responsible Ownership issued by the Securities and Futures Commission in Hong Kong, and the Principles of Internal Governance and Asset Stewardship issued by the Financial Services Council of Australia.
•
Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Sub-Adviser pays particular attention to management’s arguments for promoting the prospective change.
•
The Non-U.S. Guidelines encourage transparency and disclosure with respect to remuneration reporting as well as processes and policies designed to align compensation with the long-term performance of portfolio companies.
•
In particular, the EMEA Guidelines indicate that the remuneration policy as it relates to senior management should ideally be presented to shareholders for approval with such votes normally occurring every third year. In addition, the EMEA Guidelines describe information that the Sub-Adviser expects to be included in remuneration reports including disclosure on amounts paid to executives, alignment between company performance and pay out to executives, disclosure of, among other things, variable incentive targets, levels of achievement and performance awards, information on the ratio of CEO pay to median employee pay.
•
With respect to the Japan Guidelines, the voting decision will be made taking into account matters such as recent trends in the company’s earnings and performance, with the expectation that companies will have a remuneration system comprised of a reasonable mix of fixed and variable (based on short term and medium to long term incentives) compensation. Such Guidelines also support the introduction of clawback clauses in order to prevent excessive risk taking which can negatively impact shareholder value and excessive pay.
•
Where shareholders are able to exercise a binding vote on remuneration policies, the Asia (Ex-Japan) Guidelines reflect the Sub-Adviser’s belief that such polices should stand the test of time. The Asia (Ex-Japan) Guidelines further encourage companies to provide information on the ratio of CEO pay to median employee pay and to explain the reasons for changes to the ratio as it unfolds year by year. The Asia (Ex-Japan) Guidelines also highlight information that companies should have with regard to gender pay gaps and indicate how this issue is being addressed.
•
The Sub-Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, under the EMEA Guidelines, the Sub-Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of a unitary board structure. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, the Non-U.S. Guidelines do not mandate a unitary board structure and local market practice will always be taken into account.
•
The Sub-Adviser will use its voting powers to encourage appropriate levels of board independence and diversity as an important part of contributing to long-term shareholder value, taking into account local market practice.
•
The EMEA Guidelines indicate that the Sub-Adviser expects boards to have a strategy to improve female representation in particular. The EMEA Guidelines generally support the target of one-third of board positions being held by women, as recommended by the UK Government’s Women on Boards Report, the Davies Review and the FTSE Women Leaders Review (formerly the Hampton-Alexander Review).
•
The Japan Guidelines include provisions on board diversity and indicate that the Sub-Adviser believes directors with diverse backgrounds should make up a majority of a board over time. The Japan Guidelines provide that the current policy is to vote against the election of the representative directors, such as the president of the company, if there is only one or no female directors (at least 30% gender diversity before 2030).
•
The Asia ex Japan Guidelines reflect, as a minimum standard for all Asia ex Japan markets, that JPMAM would expect no single-gender boards and that such boards would have 25% gender diverse representation, with 30% gender diverse representation or such higher amounts as reflected by local market practice before 2030.
•
The Sub-Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
•
The Sub-Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Sub-Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Sub-Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.
•
The Sub-Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Sub-Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.
•
The Sub-Adviser will generally vote against anti-takeover devices.
•
The Sub-Adviser considers social or environmental issues on a case-by-case basis under the Non-U.S. Guidelines, keeping in mind at all times the best economic interests of its clients. With respect to environmental proposals, the Non-U.S. Guidelines indicate that good corporate governance policies should consider the impact of company operations on the environment and the costs of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. The Non-U.S. Guidelines further encourage a level of environmental reporting that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. With regard to social issues, among other factors, the Sub-Adviser considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.
North America and Non-U.S. Guidelines. The following describes certain elements that are common to the North America and Non-U.S. Guidelines:
•
The North America and Non-U.S. Guidelines note that, in certain markets, by-law changes have taken place to allow a company to hold virtual or hybrid general shareholder meetings and reflect that general shareholder meetings should be fair, constructive and foster dialogue between company management and shareholders. In principle, the Sub-Adviser is supportive of proposals allowing shareholder meetings to be convened by electronic means so long as the flexibility in the format of the meetings contributes to enhancing access to the meetings and where shareholder participation rights are protected, regardless of whether physical or virtual.
•
The North America and Non-U.S. Guidelines include climate risk guidelines due to the Sub-Adviser’s view that climate change has become a material risk to the strategy and financial performance of many companies. The Sub-Adviser may vote against directors of companies, that, in the Sub-Adviser’s opinion, face material climate-related transition or asset risks, where such disclosures are not available or where the Sub-Adviser believes such disclosures are not meaningful. To provide shareholders with meaningful disclosures on how the company is addressing risks related to climate change, the Sub-Adviser encourages disclosure aligned with the reporting framework developed by the Task Force on Climate related Financial Disclosures (“TCFD”). In addition, for companies in industries where the Sub-Adviser believes climate change risks pose material financial risks, the Sub-Adviser encourages more comprehensive reporting including scenario analysis to help under the resilience of a company’s strategy and disclosures of Scope 1 and 2 greenhouse gases (“GHG”) emission targets, where decarbonization of a company’s operations and purchased energy has been identified by the company as a key part of a company’s strategy to manage climate change risks. In addition, for companies who have chosen to set long-term net zero targets, the Sub-Adviser encourages the company to make disclosures including scope of emissions included in such targets in order to allow the Sub-Adviser to evaluate the long-term credibility of transition plans. The Sub-Adviser may vote for shareholder resolutions requesting information where disclosure is unavailable or not meaningful.
Securities Lending
Proxies for securities that are out on loan normally cannot be voted, as title passes to the borrower of the securities. The Sub-Adviser is not involved in a Fund’s securities lending arrangements as it is not a party to a securities lending agreement involving the Fund and does not make the decision to lend a Fund’s securities. As a result, to the extent that a Fund engages in securities lending, the Sub-Adviser’s will not recall securities of the Fund on loan.
Loomis, Sayles & Company, L.P.
1. GENERAL
Introduction.
Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies of the securities held in its clients’ portfolios on behalf of each client that has delegated proxy voting authority to Loomis Sayles as investment adviser. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interests of clients, in accordance with Loomis Sayles’ fiduciary duty, and all applicable law and regulations. The Proxy Voting Procedures, as implemented by the Loomis Sayles Proxy Committee (as described below), are intended to support good corporate governance, including those corporate practices that address environmental and social issues (“ESG Matters”), in all cases with the objective of protecting shareholder interests and maximizing shareholder value.
Loomis Sayles uses the services of third parties (each a “Proxy Voting Service” and collectively the “Proxy Voting Services”), to provide research, analysis and voting recommendations and to administer the process of voting proxies for those clients for which Loomis Sayles has voting authority. Any reference in these Proxy Voting Procedures to a “Proxy Voting Service” is a reference either to the Proxy Voting Service that provides research, analysis and voting recommendations to Loomis Sayles or to the Proxy Voting Service that administers the process of voting proxies for Loomis Sayles or to both, as the context may require. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Service that provides research, analysis and voting recommendations to Loomis Sayles unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.
B.
General Guidelines.
The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.
1.
Client’s Best Interests. The Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interests of clients. When considering the best interests of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. To protect its clients’ best interests, Loomis Sayles has integrated the consideration of ESG Matters into its investment process. The Proxy Voting Procedures are intended to reflect the impact of these factors in cases where they are material to the growth and sustainability of an issuer. Loomis Sayles has established its Proxy Voting Procedures to assist it in making its proxy voting decisions with a view toward enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or future market value of the issuer’s securities during the expected holding period. Loomis Sayles also believes that protecting the best interests of clients requires the consideration of potential material impacts of proxy proposals associated with ESG Matters.
For the avoidance of doubt, and notwithstanding any other provisions of these Proxy Voting Procedures, in all instances in which Loomis Sayles votes proxies on behalf of clients that are employee benefit plans subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), Loomis Sayles (a) will act solely in accordance with the economic interest of the plan and its participants and beneficiaries, and (b) will not subordinate the interests of the participants and beneficiaries in their retirement income or financial benefits under the plan to any other objective, or promote benefits or goals unrelated to those financial interests of the plan’s participants and beneficiaries.
2.
Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (a) retain the authority to vote proxies on securities in its account; (b) delegate voting authority to another party; or (c) instruct Loomis Sayles to vote proxies according to a policy that differs from the Proxy Voting Procedures. Loomis Sayles will honor any of these instructions if the instruction is agreed to in writing by Loomis Sayles in its investment management agreement with the client. If Loomis Sayles incurs additional costs or expenses in following any such instruction, it may request payment for such additional costs or expenses from the client.

3.
Stated Policies. In the interest of consistency in voting proxies on behalf of its clients where appropriate, Loomis Sayles has adopted policies that identify issues where Loomis Sayles will (a) generally vote in favor of a proposal; (b) generally vote against a proposal; (c) generally vote as recommended by the Proxy Voting Service; and (d) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote. In certain cases where the recommendation of the Proxy Voting Service and the recommendation of the issuer’s management are the same, the vote will generally be cast as recommended and will not be reviewed on a case-by-case basis by the Proxy Committee. In cases where the portfolio manager of an account that holds voting securities of an issuer or the analyst covering the issuer or its securities recommends a vote, the proposal(s) will be voted according to these recommendations after a review for any potential conflicts of interest is conducted and will not be reviewed on a case-by-case basis by the Proxy Committee. There may be situations where Loomis Sayles casts split votes despite the stated policies. For example, Loomis Sayles may cast a split vote when different clients may be invested in strategies with different investment objectives, or when different clients may have different economic interests in the outcome of a particular proposal. Loomis Sayles also may cast a split vote on a particular proposal when its investment teams have differing views regarding the impact of the proposal on their clients’ investment interests.
4.
Abstentions and Other Exceptions. Loomis Sayles’ general policy is to vote rather than abstain from voting on issues presented, unless the Proxy Committee determines, pursuant to its best judgment, that the client’s best interests require abstention. However, in the following circumstances Loomis Sayles may not vote a client’s proxy:
•
The Proxy Committee has concluded that voting would have no meaningful, identifiable economic benefit to the client as a shareholder, such as when the security is no longer held in the client’s portfolio or when the value of the portfolio holding is insignificant.
•
The Proxy Committee has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-US jurisdictions, the sale of securities voted may be legally or practically prohibited or subject to some restrictions for some period of time, usually between the record and meeting dates (“share blocking”). Loomis Sayles believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Information about share blocking is often incomplete or contradictory. Loomis Sayles relies on the client’s custodian and on its Proxy Voting Service to identify share blocking jurisdictions. To the extent such information is wrong, Loomis Sayles could fail to vote shares that could have been voted without loss of investment flexibility, or could vote shares and then be prevented from engaging in a potentially beneficial portfolio transaction.
•
Administrative requirements for voting proxies in certain foreign jurisdictions (which may be imposed a single time or may be periodic), such as providing a power of attorney to the client’s local sub-custodian, cannot be fulfilled due to timing of the requirement, or the costs required to fulfill the administrative requirements appear to outweigh the benefits to the client of voting the proxy.
•
The client, as of the record date, has loaned the securities to which the proxy relates and Loomis Sayles has concluded that it is not in the best interest of the client to recall the loan or is unable to recall the loan in order to vote the securities1.
•
The client so directs Loomis Sayles.
The Proxy Committee will generally vote against, rather than abstain from voting on, ballot issues where the issuer does not provide sufficient information to make an informed decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client's behalf, such as when ballot delivery instructions have not been processed by a client's custodian, when the Proxy Voting Service has not received a ballot for a client's account (e.g., in cases where the client’s shares have been loaned to a third party), when proxy materials are not available in English, and under other circumstances beyond Loomis Sayles’ control.
5
Oversight. All issues presented for shareholder vote are subject to the oversight of the Proxy Committee, either directly or by application of this policy. All non-routine issues will generally be considered directly by the Proxy Committee and, when necessary, the investment professionals responsible for an account holding the security, and will be voted in the best investment interests of the client. All routine “for” and “against” issues will be voted according to this policy unless special factors require that they be considered by the Proxy Committee and, when necessary, the investment professionals responsible for an account holding the security.
6.
Availability of Procedures. Loomis Sayles publishes these Proxy Voting Procedures, as updated from time to time, on its public website, www.loomissayles.com, and includes a
1 Loomis Sayles does not engage in securities lending. However, some clients do opt to lend securities, availing themselves of their custodians’ services.
description of its Proxy Voting Procedures in Part 2A of its Form ADV. Upon request, Loomis Sayles also provides clients with a copy of its Proxy Voting Procedures.
7. Disclosure of Vote. Loomis Sayles makes certain disclosures regarding its voting of proxies in the aggregate (not specific as to clients) on its website, www.loomissayles.com. For mutual funds that it manages, Loomis Sayles is required by law to make certain disclosures regarding its voting of proxies annually. This information is also available on the Loomis Sayles website. Additionally, Loomis Sayles will, upon request by a client, provide information about how each proxy was voted with respect to the securities in that client’s account. Loomis Sayles’ policy is not to disclose a client’s proxy voting records to third parties except as required by applicable law and regulations.
C. Proxy Committee.
1.
Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of senior representatives from firm investment teams and members of the Legal and Compliance Department, and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, he or she may designate another individual to act on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or the analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with voting proxies of that issuer. Voting determinations made by the Proxy Committee generally will be memorialized electronically (e.g., by email).
2.
Duties. The Proxy Committee’s specific responsibilities include the following:
a. developing, authorizing, implementing and updating the Proxy Voting Procedures, including:
(i)
annually reviewing the Proxy Voting Procedures to ensure consistency with internal policies and regulatory agency policies, including determining the continuing adequacy of the Proxy Voting Procedures to confirm that they have been formulated reasonably and implemented effectively, including whether they continue to be reasonably designed to ensure that proxy votes are cast in clients’ best interest,
(ii)
annually reviewing existing voting guidelines and developing of additional voting guidelines to assist in the review of proxy proposals, and
(iii)
annually reviewing the proxy voting process and addressing any general issues that relate to proxy voting;
b. overseeing the proxy voting process, including:
(i)
overseeing the vote on proposals according to the predetermined policies in the voting guidelines,
(ii)
directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration,
(iii)
consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate, and
(iv)
periodically sampling or engaging an outside party to sample proxy votes to ensure they comply with the Proxy Voting Procedures and are cast in accordance with the clients’ best interests;
c. engaging and overseeing third-party vendors that materially assist Loomis Sayles with respect to proxy voting, such as the Proxy Voting Services, including:
(i)
determining and periodically reassessing whether, as relevant, the Proxy Voting Service has the capacity and competency to adequately analyze proxy issues by considering:
(a)
the adequacy and quality of the Proxy Voting Service’s staffing, personnel and technology,
(b)
whether the Proxy Voting Service has adequately disclosed its methodologies in formulating voting recommendations, such that Loomis Sayles can understand the factors underlying the Proxy Voting Service’s voting recommendations,
(c)
the robustness of the Proxy Voting Service’s policies and procedures regarding its ability to ensure that its recommendations are based on current, materially complete and accurate information, and
(d)
the Proxy Voting Service’s policies and procedures regarding how it identifies and addresses conflicts of interest, including whether the Proxy Voting Service’s policies and procedures provide for adequate disclosure of its actual and potential conflicts of interest with respect to the services it provides to Loomis Sayles.
(ii)
providing ongoing oversight of the Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients and in accordance with these Proxy Voting Procedures and the determinations and directions of the Proxy Committee,
(iii)
receiving and reviewing updates from the Proxy Voting Services regarding relevant business changes or changes to the Proxy Voting Services’ conflict policies and procedures, and
(iv)
in the event that the Proxy Committee becomes aware that a recommendation of the Proxy Voting Service was based on a material factual error (including materially inaccurate or incomplete information): investigating the error, considering the nature of the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future; and
d.
further developing and/or modifying these Proxy Voting Procedures as otherwise appropriate or necessary.

3. Standards.
a.
When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interests as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.
b.
When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.
c.
If Loomis Sayles becomes aware of additional information relevant to the voting of a shareholder meeting after a vote has been entered but before the applicable voting deadline has passed, it will consider whether or not such information impacts the vote determination entered, and if necessary, use reasonable efforts to change the vote instruction.
D. Conflicts of Interest.
Loomis Sayles has established policies and procedures to ensure that proxy votes are voted in its clients’ best interests and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Proxy Voting Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Service in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Service’s recommendation is not in the best interests of the firm’s clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Service’s recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have, and (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event, prior to directing any vote, the Proxy Committee will make reasonable efforts to obtain and consider information, opinions and recommendations from or about the opposing position.
E. Recordkeeping.
Loomis Sayles or the Proxy Voting Service will maintain records of proxies voted pursuant to Rule 204-2 under the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.
Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.
2. PROXY VOTING
A.
Introduction
Loomis Sayles has established certain specific guidelines intended to achieve the objective of the Proxy Voting Procedures: to support good corporate governance, including ESG Matters, in all cases with the objective of protecting shareholder interests and maximizing shareholder value.
B.
Board of Directors
Loomis Sayles believes that an issuer’s independent, qualified board of directors is the foundation of good corporate governance. Loomis Sayles supports proxy proposals that reflect the prudent exercise of the board’s obligation to provide leadership and guidance to management in fulfilling its obligations to its shareholders. As an example, it may be prudent not to disqualify a director from serving on a board if they participated in affiliated transactions if all measures of independence and good corporate governance were met.
Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.
Chairman and CEO are Separate Positions: Vote for proposals that require the positions of chairman and CEO to be held by different persons.
Director and Officer Indemnification and Liability Protection:
A.
Vote against proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond legal expenses to acts such as gross negligence that are more serious violations of fiduciary obligations than mere carelessness.

B.
Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (i) the director or officer was found to have acted in good faith and in a manner that the director or officer reasonably believed was in the best interests of the company, and (ii) if the director's or officer’s legal expenses only would be covered.
Director Nominees in Contested Elections: Votes in a contested election of directors or a “vote no” campaign must be evaluated on a case-by-case basis, considering the following factors: (1) long-term financial performance of the issuer relative to its industry; management's track record; (2) background to the proxy contest; qualifications of director nominees (both slates); (3) evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and (4) stock ownership positions.
Director Nominees in Uncontested Elections:
A.
Vote for proposals involving routine matters such as election of directors, provided that at least two-thirds of the directors would be independent, as determined by the Proxy Voting Service, and affiliated or inside nominees do not serve on any key board committee, defined as the Audit, Compensation, Nominating and/or Governance Committees.
B.
Vote against nominees that are CFOs of the subject company. Generally, vote against nominees that the Proxy Voting Service has identified as not acting in the best interests of shareholders (e.g., due to over-boarding, risk management failures, a lack of diversity, etc.). Vote against nominees that have attended less than 75% of board and committee meetings, unless a reasonable cause (e.g., health or family emergency) for the absence is noted and accepted by the Proxy Voting Service and the board. Vote against affiliated or inside nominees who serve on a key board committee (as defined above). Vote against affiliated and inside nominees if less than two-thirds of the board would be independent. Vote against Governance or Nominating Committee members if both the following are true: a) there is no independent lead or presiding director; and b) the position of CEO and chairman are not held by separate individuals. Generally, vote against Audit Committee members if auditor ratification is not proposed, except in cases involving: (i) investment company board members, who are not required to submit auditor ratification for shareholder approval pursuant to Investment Company Act of 1940 rules; or (ii) any other issuer that is not required by law or regulation to submit a proposal ratifying the auditor selection. Vote against Compensation Committee members when Loomis Sayles or the Proxy Voting Service recommends a vote against the issuer's “say on pay” advisory vote.
C.
Generally, vote against all members of a board committee and not just the chairman or a representative thereof in situations where the Proxy Voting Service finds that the board committee has not acted in the best interests of shareholders.
D.
Vote as recommended by the Proxy Voting Service when directors are being elected as a slate and not individually.
E.
When electing directors for any foreign-domiciled issuer to which the Proxy Voting Service believes it is reasonable to apply U.S. governance standards, we generally will vote in accordance with our policies set forth in (A) through (D) above. When electing directors for foreign-domiciled issuers, a recommendation of the Proxy Voting Service will generally be followed in lieu of the above stipulations.
Independent Audit, Compensation and Nominating and/or Governance Committees: Vote for proposals requesting that the board Audit, Compensation and/or Nominating and/or Governance Committees include independent directors exclusively.
Independent Board Chairman:
A.
Vote for shareholder proposals that generally request the board to adopt a policy requiring its chairman to be “independent” (based on some reasonable definition of that term) with respect to any issuer whose enterprise value is, according to the Proxy Voting Service, greater than or equal to $10 billion.
B.
Vote such proposals on a case-by-case basis when, according to the Proxy Voting Service, the issuer's enterprise value is less than $10 billion.
Multiple Directorships: Generally vote against a director nominee who serves as an executive officer of any public company while serving on more than two total public company boards and any other director nominee who serves on more than five total public company boards, unless a convincing argument to vote for that nominee is made by the Proxy Voting Service, in which case, the recommendation of the Proxy Voting Service will generally be followed.
Staggered Director Elections: Vote against proposals to classify or stagger the board.
Stock Ownership Requirements: Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.
Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.
Ratification of Auditor
Loomis Sayles generally supports proposals for the selection or ratification of independent auditors, subject to consideration of various factors such as independence and reasonableness of fees.

A.
Generally vote for proposals to ratify auditors.
B.
Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
C.
In general, if non-audit fees amount to 35% or more of total fees paid to a company's auditor we will vote against ratification and against the members of the Audit Committee unless the Proxy Voting Service states that the fees were disclosed and determined to be reasonable. In such instances, the recommendation of the Proxy Voting service will generally be followed.
D.
Vote against ratification of auditors and vote against members of the Audit Committee where it is known that an auditor has negotiated an alternative dispute resolution procedure.
E.
Vote against ratification of auditors if the Proxy Voting Service indicates that a vote for the ratification of auditors it is not in the best long term interest of shareholders.
D. Remuneration and Benefits
Loomis Sayles believes that an issuer’s compensation and benefit plans must be designed to ensure the alignment of executives’ and employees’ interests with those of its shareholders.
401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k) savings plan for employees.
Compensation Plans: Proposals with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.
Compensation in the Event of a Change in Control: Votes on proposals regarding executive compensation in the event of a change in control of the issuer will be considered on a case-by-case basis.
Director Related Compensation: Vote for proposals relating to director compensation, that are required by and comply with applicable laws (domestic or foreign) or listing requirements governing the issuer, as recommended by the Proxy Voting Service.
Employee Stock Ownership Plans (“ESOPs”): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares), in which case the recommendation of the Proxy Voting Service will generally be followed.
Golden Coffins: Review on a case-by-case basis all proposals relating to the obligation of an issuer to provide remuneration or awards to survivors of executives payable upon such executive's death.
Golden and Tin Parachutes:
A.
Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.
B.
Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.
OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:
A.
Vote for proposals to amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.
B.
Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.
C.
Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.
D.
Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.
Shareholder Proposals to Limit Executive and Director Pay Including Executive Compensation Advisory Resolutions (“Say on Pay”):
A.
Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.
B.
Review on a case-by-case basis (1) all shareholder proposals that seek to limit executive and director pay and (2) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions.
C.
Vote against proposals to link all executive or director variable compensation to performance goals.

D.
Vote for an annual review of executive compensation.
E.
Non-binding advisory votes on executive compensation will be voted as recommended by the Proxy Voting Service.
F.
For foreign domiciled issuers where a non-binding advisory vote on executive compensation is proposed concurrently with a binding vote on executive compensation, and the recommendation of the Proxy Voting Service is the same for each proposal, a vote will be entered as recommended by the Proxy Voting Service.
Share Retention by Executives: Generally vote against shareholder proposals requiring executives to retain shares of the issuer for fixed periods unless the board and the Proxy Voting Service recommend voting in favor of the proposal.
Stock Option Plans: A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:
A. Vote against stock option plans which expressly permit repricing of underwater options.
B. Vote against proposals to make all stock options performance based.
C. Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.
D. Vote for proposals that request expensing of stock options.
E. Capital Structure Management Issues
Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.
Authority to Issue Shares: Vote for proposals by boards to authorize the issuance of shares (with or without preemptive rights) to the extent the size of the proposed issuance in proportion to the issuer’s issued ordinary share capital is consistent with industry standards and the recommendations of the issuer’s board and the Proxy Voting Service are in agreement. Proposals that do not meet the above criteria will be reviewed on a case-by-case basis.
Blank Check Preferred Authorization:
A.
Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.
B.
Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
C.
Review proposals to increase the number of authorized blank check preferred shares on a case-by-case basis.
Common Stock Authorization: Vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.
Greenshoe Options (French issuers only): Vote for proposals by boards of French issuers in favor of greenshoe options that grant the issuer the flexibility to increase an over-subscribed securities issuance by up to 15% so long as such increase takes place on the same terms and within thirty days of the initial issuance, provided that the recommendation of the issuer’s board and the Proxy Voting Service are in agreement. Proposals that do not meet the above criteria will be reviewed on a case-by-case basis.
Reverse Stock Splits: Vote for management proposals to reduce the number of outstanding shares available through a reverse stock split.
Share Cancellation Programs: Vote for management proposals to reduce share capital by means of cancelling outstanding shares held in the issuer's treasury.
Share Repurchase Programs: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
Stock Distributions, Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.
F. Mergers, Asset Sales and Other Special Transactions
Proposals for transactions that have the potential to affect the ownership interests and/or voting rights of the issuer’s shareholders, such as mergers, asset sales and corporate or debt restructuring, will be considered on a case-by-case basis, based on (1) whether the best economic result is being created for shareholders, (2) what changes in corporate governance will occur, (3) what impact they will have on shareholder rights, (4) whether the proposed transaction has strategic merit for the issuer, and (5) other factors as noted in each section below, if any.

Asset Sales: Votes on asset sales will be determined on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of inefficiencies.
Conversion of Debt Instruments: Votes on the conversion of debt instruments will be considered on a case-by-case basis after the recommendation of the relevant Loomis Sayles equity or fixed income analyst is obtained.
Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales will be considered on a case-by-case basis.
Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues:
A.
Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
B.
Change in Control - Will the transaction result in a change in control of the company?
C.
Bankruptcy – Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.
D.
Potential Conflicts of Interest – For example, clients may own securities at different levels of the capital structure; in such cases, Loomis Sayles will exercise voting or consent rights for each such client based on that client’s best interests, which may differ from the interests of other clients.
Delisting a Security: Proposals to delist a security from an exchange will be evaluated on a case-by-case basis.
Fair Price Provisions:
A.
Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
B.
Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.
Greenmail:
A.
Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
B.
Review anti-greenmail proposals on a case-by-case basis when they are bundled with other charter or bylaw amendments.
C.
Vote for proposals to eliminate an anti-greenmail bylaw if the recommendations of management and the Proxy Voting Service are in agreement. If they are not in agreement, review and vote such proposals on a case-by-case basis.
Liquidations: Proposals on liquidations will be voted on a case-by-case basis after reviewing relevant factors including but not necessarily limited to management's efforts to pursue other alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.
Mergers and Acquisitions: Votes on mergers and acquisitions should be considered on a case-by-case basis, generally taking into account relevant factors including but not necessarily limited to: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; golden parachutes; financial benefits to current management; and changes in corporate governance and their impact on shareholder rights.
Poison Pills:
A.
Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
B.
Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.
C.
Review on a case-by-case basis management proposals to ratify a poison pill.
Reincorporation Provisions: Proposals to change a company's domicile will be evaluated on a case-by-case basis.
Right to Adjourn: Vote for the right to adjourn in conjunction with a vote for a merger or acquisition or other proposal, and vote against the right to adjourn in conjunction with a vote against a merger or acquisition or other proposal.
Spin-offs: Votes on spin-offs will be considered on a case-by-case basis depending on relevant factors including but not necessarily limited to the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.
Tender Offer Defenses: Proposals concerning tender offer defenses will be evaluated on a case-by-case basis.

G. Shareholder Rights
Loomis Sayles believes that issuers have a fundamental obligation to protect the rights of their shareholders. Pursuant to its fiduciary duty to vote shares in the best interests of its clients, Loomis Sayles considers proposals relating to shareholder rights based on whether and how they affect and protect those rights.
Appraisal Rights: Vote for proposals to restore, or provide shareholders with, rights of appraisal.
Bundled Proposals: Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.
Confidential Voting: Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.
Counting Abstentions: Votes on proposals regarding counting abstentions when calculating vote proposal outcomes will be considered on a case-by-case basis.
Cumulative Voting: Vote for proposals to permit cumulative voting, except where the issuer already has in place a policy of majority voting.
Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
Exclusive Forum Provisions: Vote against proposals mandating an exclusive forum for any shareholder lawsuits. Vote against the members of the issuer’s Governance Committee in the event of a proposal mandating an exclusive forum without shareholder approval.
Independent Proxy: Vote for proposals to elect an independent proxy to serve as a voting proxy at shareholder meetings.
Majority Voting: Vote for proposals to permit majority rather than plurality or cumulative voting for the election of directors/trustees.
Preemptive Rights: Votes with respect to preemptive rights generally will be voted as recommended by the Proxy Voting Service subject to the Common Stock Authorization requirements above.
Proxy Access: A recommendation of the Proxy Voting Service will generally be followed with regard to proposals intended to grant shareholders the right to place nominees for director on the issuer’s proxy ballot (“Proxy Access”). Vote for such proposals when they require the nominating shareholder(s) to hold, in aggregate, at least 3% of the voting shares of the issuer for at least three years, and be allowed to nominate up to 25% of the nominees. All other proposals relating to Proxy Access will be reviewed on a case-by-case basis.
Shareholder Ability to Alter the Size of the Board:
A.
Vote for proposals that seek to fix the size of the board.
B.
Vote against proposals that give management the ability to alter the size of the board without shareholder approval.
Shareholder Ability to Remove Directors:
A.
Vote against proposals that provide that directors may be removed only for cause.
B.
Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
C.
Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.
Shareholder Advisory Committees: Proposals to establish a shareholder advisory committee will be reviewed on a case-by-case basis.
Shareholder Rights Regarding Special Meetings:
A.
Vote for proposals that set a threshold of 10% of the outstanding voting stock as a minimum percentage allowable to call a special meeting of shareholders. Vote against proposals that increase or decrease the threshold from 10%.
B.
Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Supermajority Shareholder Voting Requirements: Vote for all proposals to replace supermajority shareholder voting requirements with simple majority shareholder voting requirements, subject to applicable laws and regulations. Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Unequal Voting Rights:
A.
Vote against dual class exchange offers and dual class recapitalizations.
B.
Vote on a case-by-case basis on proposals to eliminate an existing dual class voting structure.
Written Consent: Vote for proposals regarding the right to act by written consent when the Proxy Voting Service recommends a vote for the proposal. Proposals regarding the right to act by written consent where the Proxy Voting Service recommends a vote against will be sent to the Proxy Committee for determination. Generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
H. Environmental and Social Matters
Loomis Sayles has a fiduciary duty to act in the best interests of its clients.
Loomis Sayles believes good corporate governance, including those practices that address ESG Matters, is essential to the effective management of a company’s financial, litigation and reputation risk, the maximization of its long-term economic performance and sustainability, and the protection of its shareholders’ best interests, including the maximization of shareholder value.
Proposals on environmental and social matters cover a wide range of issues, including environmental and energy practices and their impacts, labor matters, diversity and human rights. These proposals may be voted as recommended by the Proxy Voting Service or may, in the determination of the Proxy Committee, be reviewed on a case-by-case basis if the Proxy Committee believes that a particular proposal (i) could have a material impact on an industry or the growth and sustainability of an issuer; (ii) is appropriate for the issuer and the cost to implement would not be excessive; (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk; or (iv) is otherwise appropriate for the issuer.
Loomis Sayles will consider whether such proposals are likely to enhance the value of the client’s investments after taking into account the costs involved, pursuant to its fiduciary duty to its clients.
Climate Reporting: Generally vote for proposals requesting the issuer produce a report, at reasonable expense, on the issuer’s climate policies. A recommendation against such proposals by the Proxy Voting Service will be considered by the Proxy Committee.
Workplace Diversity Reporting: Generally vote for proposals requesting the issuer produce a report, at reasonable expense, on the issuer’s workforce diversity or equity policies and/or performance. A recommendation against such proposals by the Proxy Voting Service will be considered by the Proxy Committee.
I. General Corporate Governance
Loomis Sayles has a fiduciary duty to its clients with regard to proxy voting matters, including routine proposals that do not present controversial issues. The impact of proxy proposals on its clients’ rights as shareholders must be evaluated along with their potential economic benefits.
Changing Corporate Name: Vote for management proposals to change the corporate name.
Charitable and Political Contributions and Lobbying Expenditures: Votes on proposals regarding charitable contributions, political contributions, and lobbying expenditures, should be considered on a case-by-case basis. Proposals of UK issuers concerning political contributions will be voted for if the issuer states that (a) it does not intend to make any political donations or incur any expenditures in respect to any political party in the EU; and (b) the proposal is submitted to ensure that the issuer does not inadvertently breach the Political Parties, Elections and Referendums Act 2000 and sections 366 and 367 of the Companies Act 2006.
Delivery of Electronic Proxy Materials: Vote for proposals to allow electronic delivery of proxy materials to shareholders.
Disclosure of Prior Government Service: Review on a case-by-case basis all proposals to disclose a list of employees previously employed in a governmental capacity.
Financial Statements: Generally, proposals to accept and/or approve the delivery of audited financial statements shall be voted as recommended by the Proxy Voting Service. In certain non-US jurisdictions where local regulations and/or market practices do not require the release of audited financial statements in advance of custodian vote deadlines (e.g., Korea), and the Proxy Voting Service has not identified any issues with the company’s past financial statements or the audit procedures used, then Loomis Sayles shall vote for such proposals.
Non-Material Miscellaneous Bookkeeping Proposals: A recommendation of the Proxy Voting Service will generally be followed regarding miscellaneous bookkeeping proposals of a non-material nature.

Ratification of Board and/or Management Acts: Generally, proposals concerning the ratification or approval of the acts of the board of directors and/or management of the issuer for the past fiscal year shall be voted as recommended by the Proxy Voting Service.
Non-Material Miscellaneous Bookkeeping Proposals: A recommendation of the Proxy Voting Service will generally be followed regarding miscellaneous bookkeeping proposals of a non-material nature.
Reimbursement of Proxy Contest Defenses: Generally, proposals concerning all proxy contest defense cost reimbursements should be evaluated on a case-by-case basis.
Reimbursement of Proxy Solicitation Expenses: Proposals to provide reimbursement for dissidents waging a proxy contest should be evaluated on a case-by-case basis.
State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).
Technical Amendments to By-Laws: A recommendation of the Proxy Voting Service will generally be followed regarding technical or housekeeping amendments to by-laws or articles designed to bring the by-laws or articles into line with current regulations and/or laws.
Transaction of Other Business: Vote against proposals asking for authority to transact open-ended other business without any information provided by the issuer at the time of voting.
Transition Manager Ballots: Any ballot received by Loomis Sayles for a security that was held for a client by a Transition Manager prior to Loomis Sayles’ management of the client’s holdings will be considered on a case-by case basis by the Proxy Committee (without the input of any Loomis Sayles analyst or portfolio manager) if such security is no longer held in the client’s account with Loomis Sayles.
J. Investment Company Matters
Election of Investment Company Trustees: Vote for nominees who oversee fewer than 60 investment company portfolios. Vote against nominees who oversee 60 or more investment company portfolios that invest in substantially different asset classes (e.g., if the applicable portfolios include both fixed income funds and equity funds). Vote on a case-by-case basis for or against nominees who oversee 60 or more investment company portfolios that invest in substantially similar asset classes (e.g., if the applicable portfolios include only fixed income funds or only equity funds). These policies will be followed with respect to funds advised by Loomis Sayles and its affiliates, as well as funds for which Loomis Sayles acts as subadviser and other third parties.
Mutual Fund Distribution Agreements: Votes on mutual fund distribution agreements should be evaluated on a case-by-case basis.
Investment Company Fundamental Investment Restrictions: Votes on amendments to an investment company’s fundamental investment restrictions should be evaluated on a case-by-case basis.
Investment Company Investment Advisory Agreements: Votes on investment company investment advisory agreements should be evaluated on a case-by-case basis.
MASSACHUSETTS FINANCIAL SERVICES COMPANY
At MFS Investment Management, our core purpose is to create value responsibly. In serving the long-term economic interests of our clients, we rely on deep fundamental research, risk awareness, engagement, and effective stewardship to generate long-term risk-adjusted returns for our clients. A core component of this approach is our proxy voting activity. We believe that robust ownership practices can help protect and enhance long-term shareholder value. Such ownership practices include diligently exercising our voting rights as well as engaging with our issuers on a variety of proxy voting topics. We recognize that environmental, social and governance (“ESG”) issues may impact the long-term value of an investment, and, therefore, we consider ESG issues in light of our fiduciary obligation to vote proxies in what we believe to be in the best long- term economic interest of our clients.
MFS Investment Management and its subsidiaries that perform discretionary investment activities (collectively, “MFS”) have adopted proxy voting policies and procedures (“MFS Proxy Voting Policies and Procedures”) with respect to securities owned by the clients for which MFS serves as investment adviser and has been delegated the power to vote proxies on behalf of such clients. These clients include pooled investment vehicles sponsored by MFS (an “MFS Fund” or collectively, the “MFS Funds”).
Our approach to proxy voting is guided by the overall principle that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of our clients for which we have been delegated with the authority to vote on their behalf, and not in the interests of any other party, including company management or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships. The Proxy Voting Policies and Procedures include voting guidelines that govern how MFS generally will vote on specific matters as well as how we monitor potential material conflicts of interest on the part of MFS that could arise in connection with the voting of proxies on behalf of MFS’ clients. The following is a summary of the MFS’ Proxy Voting Policies and Procedures and does not contain these voting guidelines. The MFS Proxy Voting Policies and Procedures (which includes the proxy voting guidelines) are available on www.mfs.com.
Our approach to proxy voting is guided by the following additional principles:
1.
Consistency in application of the policy across multiple client portfolios: While MFS generally seeks a single vote position on the same matter when securities of an issuer are held by multiple client portfolios, MFS may vote differently on the matter for different client portfolios under certain circumstances. For example, we may vote differently for a client portfolio if we have received explicit voting instructions to vote differently from such client for its own account. Likewise, MFS may vote differently if the portfolio management team responsible for a particular client account believes that a different voting instruction is in the best long-term economic interest of such account.
2.
Consistency in application of policy across shareholder meetings in most instances: As a general matter, MFS seeks to vote consistently on similar proxy proposals across all shareholder meetings. However, as many proxy proposals (e.g., mergers, acquisitions, and shareholder proposals) are analyzed on a case-by-case basis in light of the relevant facts and circumstances of the issuer and proposal MFS may vote similar proposals differently at different shareholder meetings. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.
3.
Consideration of company specific context and informed by engagement: As noted above MFS will seek to consider a company’s specific context in determining its voting decision. Where there are significant, complex or unusual voting items we may seek to engage with a company before making the vote to further inform our decision. Where sufficient progress has not been made on a particular issue of engagement, MFS may determine a vote against management is warranted to reflect our concerns and encourage change in the best long-term economic interests of our clients for which MFS has been delegated with the authority to vote on their behalf.
4.
Clear decisions to best support issuer processes and decision making: To best support improved issuer decision making we strive to generally provide clear decisions by voting either For or Against each item. We may however vote to Abstain in certain situations if we believe a vote either For or Against may produce a result not in the best long-term economic interests of our clients.
5.
Transparency in approach and implementation: Our voting data is reported to clients upon request and publicly on a quarterly and annual basis on our website (under Proxy Voting Records & Reports). For more information about reporting on our proxy voting activities, please refer to the “Reports” section below.
GOVERNANCE OF PROXY VOTING ACTIVITIES
1. MFS Proxy Voting Committee
The administration of the MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment and Client Support Departments as well as members of the investment team. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:
a.
Reviews the MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;
b.
Determines whether any potential material conflict of interest exists;
c.
Considers special proxy issues as they may arise from time to time; and
d.
Determines engagement priorities and strategies with respect to MFS' proxy voting activities
The day-to-day application of the MFS Proxy Voting Policies and Procedures are conducted by the MFS Stewardship Team led by MFS’ Director of Global Stewardship. The Stewardship Team are members of MFS’ investment team.
2. Potential Conflicts of Interest
These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see below) and shall ultimately vote the relevant ballot items in what MFS believes to be the best long-term economic interests of its clients.
The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all votes are cast in the best long-term economic interest of its clients.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals and members of the Proxy Voting Committee or the Stewardship Team) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee. Furthermore, the Proxy Voting Committee does not include individuals whose job responsibilities primarily include client relationship management, marketing, or sales.
1
For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer or whether other MFS clients hold an interest in the company that is not entitled to vote at the shareholder meeting (e.g., bond holder).
Additionally, MFS will follow the process set forth below.
a.
Compare the name of the issuer of such ballot or the name of the shareholder (if identified in the proxy materials) making such proposal against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);
b.
If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;
c.
If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee (with the participation of MFS' Conflicts Officer) will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and
d.
For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.
The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.
For instances where MFS is evaluating a director nominee who also serves as a director/trustee of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (c) above regardless of whether the portfolio company appears on our Significant Distributor and Client List. In doing so, the MFS Proxy Voting Committee will adhere to such procedures for all matters at the company’s shareholder meeting at which the director nominee is standing for election.
If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that a client instruction is unavailable pursuant to the recommendations of Institutional Shareholder Services, Inc.'s (“ISS”) benchmark policy, or as required by law. Likewise, if an MFS client has the right to vote on a matter submitted to shareholders by a public company for which an MFS Fund director/trustee serves as an executive officer, MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that client instruction is unavailable pursuant to the recommendations of ISS or as required by law.
Except as described in the MFS Fund's Prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS (excluding those vehicles for which MFS' role is primarily portfolio management and is overseen by another investment adviser), MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.2
2
MFS Fund Distributors, Inc. (“MFD”), the principal underwriter of each series of the MFS Active Exchange Traded Funds Trust (each series, an “MFS Active ETF” and collectively, the “MFS Active ETFs”), has been appointed by each authorized participant with authority to vote such participant’s shares of each MFS Active ETF on any matter submitted to a vote of the shareholders of the MFS Active ETF. If an MFS Active ETF submits a matter to a shareholder vote, MFD will vote (or abstain from voting) an authorized participant’s shares in the same proportion as the other shareholders of the MFS Active ETF. If there are no other shareholders in the MFS Active ETF, MFS will vote in what MFS believes to be in the MFS Active ETF’s best interest.

In addition, in the event MFS or an MFS subsidiary hold shares of an MFS Fund (including an MFS Active ETF) as seed money and the MFS Fund submits a matter to a shareholder vote, MFS or the MFS subsidiary, as the case may be, will vote (or abstain from voting) its shares in the same proportion as the other shareholders of the MFS Fund. If there are no other shareholders in the MFS Fund, MFS or the MFS subsidiary, as the case may be, will vote in what MFS believes to be in the MFS Fund’s best interest.

3. Review of Policy
The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. The MFS Proxy Voting Policies and Procedures are reviewed by the Proxy Voting Committee annually. From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews the MFS Proxy Voting Policies and Procedures and revises them as appropriate, in MFS' sole judgment.
OTHER ADMINISTRATIVE MATTERS & USE OF PROXY ADVISORY FIRMS
1. Use of Proxy Advisory Firms
MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).
The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are inputted into the Proxy Administrator’s system by an MFS holdings data-feed. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator and/or MFS may contact the client’s custodian requesting the reason as to why a ballot has not been received. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.
MFS also receives research reports and vote recommendations from proxy advisory firms. These reports are only one input among many in our voting analysis, which includes other sources of information such as proxy materials, company engagement discussions, other third-party research and data. MFS has due diligence procedures in place to help ensure that the research we receive from our proxy advisory firms is materially accurate and that we address any material conflicts of interest involving these proxy advisory firms. This due diligence includes an analysis of the adequacy and quality of the advisory firm staff, its conflict of interest policies and procedures and independent audit reports. We also review the proxy policies, methodologies and peer-group-composition methodology of our proxy advisory firms at least annually. Additionally, we also receive reports from our proxy advisory firms regarding any violations or changes to conflict of interest procedures.
2. Analyzing and Voting Proxies
Proxies are voted in accordance with the MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to the MFS Proxy Voting Policies and Procedures as determined by MFS. In these circumstances, if the Proxy Administrator, based on MFS' prior direction, expects to vote against management with respect to a proxy matter and MFS becomes aware that the issuer has filed or will file additional soliciting materials sufficiently in advance of the deadline for casting a vote at the meeting, MFS will consider such information when casting its vote. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee or its representatives considers and votes on those proxy matters. In analyzing all proxy matters, MFS uses a variety of materials and information, including, but not limited to, the issuer's proxy statement and other proxy solicitation materials (including supplemental materials), our own internal research and research and recommendations provided by other third parties (including research of the Proxy Administrator). As described herein, MFS may also determine that it is beneficial in analyzing a proxy voting matter for members of the Proxy Voting Committee or its representatives to engage with the company on such matter. MFS also uses its own internal research, the research of Proxy Administrators and/or other third party research tools and vendors to identify (i) circumstances in which a board may have approved an executive compensation plan that is excessive or poorly aligned with the portfolio company's business or its shareholders, (ii) environmental, social and governance proposals that warrant further consideration, or (iii) circumstances in which a company is not in compliance with local governance or compensation best practices. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with the MFS Proxy Voting Policies and Procedures.
For certain types of votes (e.g., mergers and acquisitions, proxy contests and capitalization matters), MFS’ Stewardship Team will seek a recommendation from the MFS investment analyst that is responsible for analyzing the company and/or portfolio managers that holds the security in their portfolio. For certain other votes that require a case-by-case analysis per the policies (e.g., potentially excessive executive compensation issues, or certain shareholder proposals), the Stewardship Team will likewise consult with MFS investment analysts and/or portfolio managers.3 However, the MFS Proxy Voting Committee will ultimately be responsible for the manner in which all ballots are voted.

3
From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.
As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in the policies.
In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee and makes available on-line various other types of information so that the MFS Proxy Voting Committee or its representatives may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.
For those markets that utilize a “record date” to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to the guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.
3. Securities Lending
From time to time, certain MFS Funds may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.
4. Potential impediments to voting
In accordance with local law or business practices, some companies or custodians prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.
From time to time, governments may impose economic sanctions which may prohibit us from transacting business with certain companies or individuals. These sanctions may also prohibit the voting of proxies at certain companies or on certain individuals. In such instances, MFS will not vote at certain companies or on certain individuals if it determines that doing so is in violation of the sanctions.
In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best-efforts basis in the context of the guidelines described above.
ENGAGEMENT
As part of its approach to stewardship MFS engages with companies in which it invests on a range of priority issues. Where sufficient progress has not been made on a particular issue of engagement, MFS may determine a vote against management may be warranted to reflect our concerns and influence for change in the best long-term economic interests of our clients.4
4
When engaging with companies, including engagements on proxy voting topics, MFS’ focus is discussing, gathering information about, and seeking appropriate transparency on matters so that MFS may make an informed voting decision that advances MFS clients’ long-term economic interests. MFS does not engage for the purpose of trying to change or influence control of a company. Engagements may consist of ongoing communications with a company.
MFS may determine that it is appropriate and beneficial to engage in a dialogue or written communication with a company or other shareholders specifically regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. This may be to discuss and build our understanding of a certain proposal, or to provide further context to the company on our vote decision.
A company or shareholder may also seek to engage with members of the MFS Proxy Voting Committee or Stewardship Team in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals. For further information on requesting engagement with MFS on proxy voting issues or information about MFS' engagement priorities, please contact proxyteam@mfs.com.
RECORDS RETENTION
MFS will retain copies of the MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.
REPORTS
U.S. Registered MFS Funds
MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to the policies to the extent necessary or advisable.
Other MFS Clients
MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.
Firm-wide Voting Records
MFS also publicly discloses its firm-wide proxy voting records on a quarterly basis.
Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters.
Mondrian Investment Partners Limited (“Mondrian”)
Introduction
Mondrian Investment Partners Limited (“Mondrian”) is a registered investment adviser with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”) and is authorised and regulated in the United Kingdom by the Financial Conduct Authority. Mondrian provides investment advisory services to various types of clients such as registered and unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of institutional investors.
Mondrian pursues an active investment management approach. As long-term investors, stewardship considerations are part of the initial purchase decision, subsequent monitoring of an investment and ongoing dialogue with an investee company. All of Mondrian’s fundamental equity investment products are driven by extensive, bottom-up fundamental company analysis and comprehensive engagement that includes active participation through the proxy voting process.
Mondrian has developed the following Proxy Voting Policy (“Policy”) and Procedures (the “Procedures”) in accordance with Rule 206(4)-6 of the Advisers Act to enable it to meet its fiduciary obligation to vote proxies in the best interests of its clients.
Voting Authority
Mondrian’s client agreements define the scope of its authority and responsibilities to vote proxies on behalf of each client.
These typically fall into four categories:
1.
Clients that delegate full discretion to Mondrian to vote proxies on their behalf
2.
Clients that vary the scope of Mondrian’s voting authority by imposing specific guidelines

3.
Clients that receive proxy voting advice from Mondrian in specific circumstances but undertake voting themselves
4.
Clients that undertake to vote proxies themselves
Mondrian’s proxy voting procedures apply to all clients who grant discretion to vote proxies on their behalf. Where clients have adopted specific proxy voting policies, Mondrian will assess the extent to which they are consistent with its adopted guidelines. Where a client’s own proxy voting policy diverges significantly from Mondrian’s own guidelines, that client’s policy will be considered separately.
Proxy Voting Policy
Mondrian is committed to voting all proxies where possible. Mondrian’s Policy is to vote in the best interests of all clients, providing overall value to clients by focusing on risk-adjusted returns and maximizing the value of the underlying company shares. Recognizing that proposals may be unique to a specific company’s circumstances, Mondrian does not have a default voting position. It votes proposals based on the merit of the proposal itself on a case-by-case basis. Each motion is reviewed by a portfolio manager from the investment team responsible for research coverage of that stock. This includes matters to be voted on related to social and environmental items, including climate change. Mondrian will typically support management for shareholder proposals but will still review each proposal on a case-by-case basis.
Proxy Voting Committee
Mondrian has formed a Proxy Voting Committee (the “Committee”), which consists of senior equity investment and operational staff, to annually review and approve the Proxy Voting Policy and Procedures during the first quarter and as needed. The Committee’s review aims to:
•
confirm alignment with Mondrian's policy of voting in clients' best interests and maximising shareholder value to fulfil fiduciary duties; and
•
ensure compliance with SEC rules and other relevant regulations.
Proxy Voting Guidelines
Mondrian contracts with a Proxy Voting Adviser for the provision of voting advice and to facilitate the process of voting proxies. Proxy Voting Advisers commonly produce guidelines for proxy voting
(“the Guidelines”) that summarize their approach to voting on commonly occurring issues. Mondrian reviews these Guidelines. If we believe the Guidelines remain consistent with Mondrian’s fiduciary duty and expectations for good corporate governance, Mondrian will adopt the Guidelines as the basis for its own proxy votes.
Mondrian may vote certain issues counter to the Guidelines if, after a thorough review, it determines that a client’s best interests in maximizing risk-adjusted return would be served by such a vote. In situations where the Guidelines do not cover a specific voting issue, Mondrian will vote on such issues in a manner consistent with the spirit of the Guidelines, focusing on risk-adjusted returns and maximizing the value of the underlying company shares.
Mondrian has appointed Institutional Shareholder Services (“ISS”) as its Proxy Voting Adviser in 2026. Details of the Proxy Adviser’s voting guidelines are published on their website (https://www.issgovernance. com/policy-gateway/voting-policies/). Mondrian has procedures in place to monitor and evaluate the performance of its Proxy Voting Adviser to ensure Mondrian’s ongoing ability to cast votes in the best interest of its clients.
Procedure for Voting Proxies
Mondrian authorizes and instructs client custodians to forward proxy materials to Mondrian’s Proxy Voting Adviser, enabling it to facilitate the voting of proxies. Mondrian provides the Proxy Adviser with a list of client accounts and security holdings to make the adviser aware of which proxies it will vote on. This list of clients and client holdings is regularly updated.
For active equity products, proxy voting items are forwarded to the investment teams when they are received. The portfolio manager will consider the relevant facts and circumstances of that particular company, the Proxy Voting Adviser’s recommendations and any conflicts of interest that may exist.
In considering each motion, the advice provided by the Proxy Voting Adviser is critically assessed for material errors of fact or methodology, particularly where this may impact a voting decision. Where reviews do result in such findings, the portfolio manager may conduct further research, which includes but is not limited to engaging with the company, the Proxy Voting Adviser or reviewing other Proxy Voting advice that may be available to us.
As a result of this engagement, Proxy Voting Advisers may issue updated advice and recommendations. Any material inaccuracies, methodological weakness, potential factual errors, and deficiencies in the Proxy Voting Advisers’ advice will be addressed with them during service reviews and where necessary, escalated to the Committee as part of its performance evaluation.

Where Mondrian’s analysis indicates that it is in the client’s best interests to vote contrary to the Proxy Adviser’s recommendation, Mondrian aims to ensure that the vote is exercised in accordance with our Proxy Voting Policy and is uninfluenced by considerations other than the best interests of our portfolios. In such circumstances, it is the responsibility of the product’s Chief Investment Officer (“CIO”) to ensure the vote is consistent with Mondrian’s Policy.
Mondrian’s systematic equity portfolios will generally follow the Proxy Voting Adviser’s recommendation. Periodic sampling of their recommendations is conducted to ensure the recommendations are based on accurate information and are in clients’ best interests.
All proxy voting decisions are actioned using an internal centralized workflow system, before being sent to the Proxy Voting Adviser and the client’s custodian. This mitigates the risk of submitting inaccurate pre-populated votes and ensures good record keeping practices.
Exceptions to Proxy Voting Procedure:
Mondrian will attempt to vote every proxy which they or their agents receive where we have authority to do so. Use of a proxy voting service and relationships with multiple custodians, help avoid situations where Mondrian is able to vote a proxy. However, there are situations in which Mondrian may not be able to directly process a proxy, for example, where we may have received a proxy statement in an untimely manner or the security is listed in a shareblocking market.
Shareblocking
In some countries where Mondrian invests client assets, local laws impose a trading block on shareholders after they vote their proxies, usually lasting several weeks. Mondrian believes that, in certain situations, clients may benefit more by keeping the option to sell shares instead of voting. If the criteria below are met, the portfolio manager would not need to register for a specific proxy vote or get approval from the Proxy Voting Committee for a “no vote.” Criteria for a “No Vote” decision:
•
The proxy items are not considered material by the Mondrian portfolio manager
•
A “no vote” is unlikely to affect the vote's outcome
•
The Mondrian portfolio manager is not aware of conflicts of interest regarding the decision not to vote
•
Mondrian may want to sell the shares soon
•
Clients will not be disadvantaged by not voting compared to the risk of not selling during the trading block
•
A record is kept to justify the decision
Qatar
Qatar’s commercial code now states that voting must be done in person at the AGM. This may limit Mondrian’s ability to vote in this region.
Conflicts of Interest
In certain circumstances, Mondrian may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of clients. A potential conflict of interest may exist if:
1.
An employee of Mondrian or a director of Mondrian is a director, trustee or officer of the issuer or one of its affiliates
2.
Mondrian is actively soliciting investment advisory business from the issuer soliciting the proxy; or the CIO of the investment team, relevant analyst or member of the Proxy Voting Committee who recommends, reviews or authorizes a vote has actual knowledge of such active solicitation
3.
A Mondrian employee or director has a personal interest in the outcome of a particular matter before shareholders (for example, a member of the Proxy Voting Committee who recommends, reviews or authorizes the vote has a personal relationship or a relative who serves as a director of the company in question)
4.
Any other (potential) relationship or an employee of Mondrian exists that may be affected by the outcome of the proxy vote, and that relationship deems to be an actual or potential conflict for the purposes of this Proxy Voting Policy
There are several oversight and compliance monitoring functions incorporated into Mondrian’s firm-level procedures to ensure material conflicts of interests are disclosed and monitored, including those arising from proxy voting issues.
Where Mondrian is considering voting a proxy contrary to the Proxy Adviser’s recommendation and a conflict of interest has been identified, it will be referred to the Committee. Any members from investment teams that are invested in that stock will be recused from the Committee for that decision and alternates appointed in their place. The Committee will assess the issue and ensure the decision is uninfluenced by considerations other than the best interests of all relevant portfolios and is consistent with Mondrian’s Policy.
Mondrian will review, as part of its due diligence process and on an ongoing basis, that proxy voting advisers have robust policies and procedures to identify and address conflicts of interest. The Proxy Adviser has undertaken to disclose to Mondrian material conflicts of interest on an issuer level when a voting recommendation is received and provide a list of material conflicts of interest each quarter.

Such conflicts include those relating to, but not limited to, provision of proxy voting recommendations or activities and services other than providing proxy voting recommendations (includes conflicts presented by certain affiliations, third parties with significant influence taking a position in a voting issue, conflicts where the Proxy Adviser provides consulting services to an issuer and in turn receives compensation).
Oversight of Proxy Voting Advisers
Procedures for appointing and monitoring a Proxy Voting Advisory Firm
Mondrian utilizes a third-party firm to provide proxy voting advice and facilitate the proxy voting process. Mondrian conducts a due diligence process review prior to appointing and renewing contracts with a Proxy Adviser. Mondrian will continuously assess the Proxy Adviser in their capacity to provide proxy voting services, addressing any concerns as they arise and where necessary, escalating these concerns to the Committee.
Mondrian’s due diligence procedures consider factors including, but not limited to, the adviser’s capacity and competency to adequately discharge contracted services, disclosure on methods for formulating voting recommendations, procedures to identify and correct material deficiencies and provide updates regarding its methodologies, guidelines, and voting recommendations on an ongoing basis, including relevant business changes.
Mondrian maintains a Vendor Oversight Matrix as part of its Risk Management process. This is included as part of the Risk Management reporting which is assessed by the Compliance and Risk Committee and the Board of Directors. Proxy Voting Advisers are risk rated and ongoing due diligence is based on this risk rating.
Compliance Monitoring Review
Mondrian’s Compliance and Risk team carries out periodic reviews to ensure that proxy votes are in accordance with its Proxy Voting Policy and Procedures. The reviews include:
•
Checking that adopted and implemented Procedures for voting proxies are properly documented;
•
Examining the integrity of the Procedures, including accurate retention of records documenting voting decisions and ensuring votes cast are in accordance with these decisions;
•
Ensuring that conflicts of interest are clearly identified, disclosed and managed in accordance with Mondrian’s procedures;
•
Reviewing sample votes to validate whether the Procedures were complied with, including where more analysis may have been necessary for more complex motions (e.g. mergers).
Availability of Proxy Voting Information and Recordkeeping
Mondrian’s Proxy Voting Policy and Procedures are provided to clients at the inception of a relationship and are available in Mondrian’s ADV and on Mondrian’s website.
Clients can request information about their proxy votes from Mondrian at any time. Mondrian maintains comprehensive records of proxy voting, including: (i) the Procedures; (ii) proxy statements for client securities; (iii) votes cast on behalf of clients; (iv) records of client requests for voting information and Mondrian's responses; and (v) documents relevant to voting decisions. These records will be kept for a minimum of five years.
In accordance with the FCA Shareholder Rights Directive, Mondrian publicly discloses its voting records for the reporting period on its website.
As a 13(f) filer, Mondrian also submits an annual Form N-PX, disclosing its votes on executive compensation (“say-on-pay”) matters for relevant securities as mandated by SEC Rule 14Ad-1. These proxy voting records are filed on or before August 31st each year and are publicly accessible on the SEC’s website. Additionally, the Form N-PX proxy voting records for Mondrian’s mutual funds are made available on the Mondrian website.
Nomura Investments Fund Advisers (“NIFA”)
If and when proxies need to be voted on behalf of the Fund, Nomura Investments Fund Advisers (the “Adviser”) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund. In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Fund and other Adviser clients and provide Adviser with research recommendations on upcoming proxy votes in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote.

When determining whether to invest in a particular company, one of the factors Adviser may consider is the quality and depth of the company’s management. As a result, Adviser believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, Adviser’s votes are cast in accordance with the recommendations of the company’s management. However, Adviser may vote against management’s position when it runs counter to Adviser’s specific Proxy Voting Guidelines (the “Guidelines”), and Adviser will also vote against management’s recommendation when Adviser believes such position is not in the best interests of the Fund.
As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote for management or shareholder proposals to reduce supermajority vote requirements, taking into account: ownership structure; quorum requirements; and vote requirements; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; (v) generally vote for proposals requesting a report on greenhouse gas emissions from company operations unless the company already discloses such information and there are no material issues associated with company’s greenhouse gas emissions; and (vi) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
The Adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most of the proxies which Adviser receives on behalf of its clients are voted in accordance with the Procedures. Since the Procedures are pre-determined by the Committee, application of the Procedures by Adviser’s portfolio management teams when voting proxies after reviewing the proxy and research provided by ISS should in most instances adequately address any potential conflicts of interest. If Adviser becomes aware of a conflict of interest in an upcoming proxy vote, the proxy vote will generally be referred to the Committee or the Committee’s delegates for review. If the portfolio management team for such proxy intends to vote in accordance with ISS’s recommendation pursuant to Adviser’s Procedures, then no further action is needed to be taken by the Committee. If the Adviser’s portfolio management team is considering voting a proxy contrary to ISS’s research recommendation under the Procedures, the Committee or its delegates will assess the proposed vote to determine if it is reasonable. The Committee or its delegates will also assess whether any business or other material relationships between Adviser and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. If the Committee or its delegates determines that the proposed proxy vote is unreasonable or unduly influenced by a conflict, the portfolio management team will be required to vote the proxy in accordance with ISS’s research recommendation or abstain from voting.
Pacific Investment Management Company, LLC
Policy Statement
PIMCO adopted a written proxy voting policy (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. It is PIMCO’s policy to exercise any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority consistent with PIMCO’s fiduciary obligations and applicable law.1 The Proxy Policy is reasonably designed to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.
Overview
As a general matter, PIMCO will adhere to its fiduciary obligations for any proxies it has the authority to vote on behalf of its clients. Each proxy is voted on a case-by-case basis, taking into account relevant facts and circumstances. When considering client proxies2, PIMCO may determine not to vote a proxy in limited circumstances.
•
Equity Securities.3 PIMCO has retained an Industry Service Provider (“ISP”)4 to provide research and voting recommendations for proxies relating to Equity Securities in accordance with the ISP’s guidelines. By following the guidelines of an ISP, PIMCO seeks to mitigate potential conflicts of interest the firm may have with respect to proxies covered by the ISP.
•
PIMCO will follow the recommendations of the ISP unless: (i) the ISP does not provide a voting recommendation; or (ii) a PM/Analyst decides to override the ISP’s voting recommendation. In each case as described above, the Legal and Compliance department will review each proxy to determine whether an actual or potential conflict of interest exists. When the ISP does not provide a voting recommendation, the relevant PM/Analyst will make a determination regarding how, or if, the proxy will be voted by completing required documentation.
•
Fixed Income Securities. Fixed income securities can be processed as proxy ballots or corporate action- consents at the discretion of the issuer/ custodian.
•
When processed as proxy ballots, the ISP generally does not provide a voting recommendation and their role is limited to election processing and recordkeeping. In such instances, any elections would follow the standard process discussed above for Equity Securities.
•
When processed as corporate action-consents, the Legal and Compliance department will review election forms to determine whether an actual or potential conflict of interest exists with respect to the PM’s consent election. PIMCO’s Credit Research and

Portfolio Management Groups are responsible for issuing recommendations on how to vote proxy ballots and corporation action-consents with respect to fixed income securities.
•
Resolution of potential/identified conflicts of interest. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a working group to assess and resolve the conflict (the “Proxy Working Group”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Working Group and/or other relevant procedures approved by PIMCO’s Legal and Compliance department or PIMCO’s Conflict Committee with respect to specific types of conflicts.
PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. PIMCO’s Proxy Policy, and information about how PIMCO voted a client’s proxies, is available upon request.
ISP Oversight: Consistent with its fiduciary obligations, PIMCO will perform periodic due diligence and oversight of an ISP engaged to provide PIMCO with proxy voting research and recommendations. PIMCO’s due diligence and oversight process includes, but is not limited to, the evaluation of: the ISP’s operational processes and ability to provide proxy voting research and recommendations5 and the ISP’s compliance program.
Sub-Adviser Engagement: As an investment manager, PIMCO may exercise its discretion to engage a sub-adviser to provide portfolio management services to certain PIMCO-affiliated funds. Consistent with its management responsibilities, the Sub-Adviser may assume the authority for voting proxies on behalf of PIMCO for these Funds. Sub-Advisers may utilize third parties to perform certain services related to their portfolio management responsibilities. As a fiduciary, where a sub-adviser exercises voting authority, PIMCO will maintain oversight of the investment management responsibilities (which may include proxy voting) performed by the Sub-Adviser and contracted third parties.
1
Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and Dutch auctions.
2
Proxies generally describe corporate action consent rights (relative to fixed income securities) and proxy voting ballots (relative to fixed income or equity securities) as determined by the issuer or custodian.
3
The term “Equity Securities” means common and preferred stock, including common and preferred shares issued by investment companies; it does not include debt securities convertible into equity securities.
4
The ISP for Equity Securities proxy voting is Institutional Shareholder Services , Inc., (“ISS”).
5
This includes the adequacy and quality of the ISP’s operational infrastructure as it relates to its process for seeking timely input from issuers and its voting methodologies.
Schroder Investment Management North America Inc.
Proxy Voting Policy Summary
Schroder Investment Management North America Inc. (“the Adviser”) treats the voting of proxies as an important part of its management of client assets. It votes proxies in a manner that it deems to be in the best interest of its clients. This proxy voting policy outlines the approach taken by the Adviser to the responsible use of voting rights in companies on behalf of our clients.
Proxy Voting Policy Requirements
Pursuant to its Proxy Voting policy, Schroders votes on all shares in publicly quoted equities except as described below. Schroders votes on all of its clients' shares covered by its policy, except in the following very limited circumstances:
•
Where there are share blocking requirements over the shares and the Investment team considers that the ability to trade the shares is more important than the ability to vote, it may elect not to do so. In this case, Schroders' Corporate Governance team is consulted and must approve this decision.
•
Where the relevant Corporate Governance team considers that costs associated with voting the shares (for example, the financial and/or administrative cost of providing additional documentation) may outweigh the value of the ability to vote.
•
Where there are physical barriers to voting and/or timing issues. For example, where the Schroders proxy voting provider has not provided an electronic means to vote or has not provided their research (which enables Schroders to vote) more than one U.K. business day before the voting cut off.
All voting is conducted as per Global and Regional Voting Guidelines adopted by the Schroders Group.
Schroders Global Voting Guidelines can be found Here. The Global Voting Guidelines set the minimum standards to be applied and are supported by the Regional Voting Guidelines, where applicable, which provide specific guidance on how to apply these locally. All voting is conducted in line with such Guidelines except in the circumstances described above.
Global and Regional Voting Guidelines are reviewed at least annually by regional Corporate Governance teams, with any material changes agreed with by the Compliance team.

Corporate Governance teams are responsible for conducting the voting on shares covered by Schroders Proxy Voting policy.
Corporate Governance teams discuss and agree with the relevant Investment teams how to vote with respect to each issuer's shares covered by the policy with reference to the applicable Global and Regional Voting Guidelines, and any discussion and/or other engagement with each company. Once an agreement is reached, the relevant Corporate Governance team is responsible for voting accordingly.
Schroders has the ability to conduct all voting electronically.
All voting is conducted via the electronic voting platform provided by Schroders proxy voting provider, unless there are specific operational reasons not to do so or Schroders attends the meeting in person.
Voting Escalation Process
Where an agreement on how to vote the shares cannot be reached between the relevant Corporate Governance team and the relevant Investment team(s):
•
The Corporate Governance team and the Investment team(s) will each write a memo setting out their views on the resolution, how they believe the shares should be voted and their rationale.
•
The Corporate Governance team shall convene a meeting (electronically or physically) between the disagreeing parties and the Co-Head of Investment and Head of Equities who will adjudicate and make a decision on how to vote the shares.
•
The Corporate Governance team will document this decision in writing and vote the shares in accordance with the decision.
For the avoidance of doubt, Schroders is not required to follow any recommendations made by the Schroders proxy voting provider, provided as part of its research.
Conflicts of Interest
Schroders is responsible for monitoring and identifying situations that could give rise to a conflict of interest, including those that could give rise to a conflict of interest when voting at company meetings. Those responsible for monitoring and identifying situations that could give rise to a conflict of interest are responsible for informing the Corporate Governance team of any potential conflicts in accordance with Schroders Group Conflicts of Interest Policy.
Where a potential conflict is identified with respect to an account on whose behalf the Corporate Governance team is voting, or the company being voted on, Schroders will typically follow the standard voting recommendations of the Schroders proxy voting provider.
Examples of potential conflicts of interest include, but are not limited to:
•
Where the company in question is a significant client, or part of the same group, as a significant client of Schroders.
•
Where the Schroders' employee making the voting decision is a director of, significant shareholder of, or has a position of influence at the company in question.
•
Where a Schroders pie director or senior manager is a director of the company in question.
•
Where Schroders pie or an affiliate is a shareholder of the company being voted on.
•
Where there is a conflict of interest between one client and another client, or there is pressure to vote in a particular way due to a client request.
•
Where the Corporate Governance team votes on Schroders pie resolutions
There may be scenarios where it is in the best interest of a client to override the recommendations of the Schroders proxy voting provider. In such scenarios, Schroders will obtain approval for the decision from Schroders' the Head of Equities (or other relevant asset class) with the reason for such a vote being recorded in writing. In cases where a recommendation from the Schroders proxy voting provider is not available, Schroders will vote in what it considers to be the best interests of its clients.
Corporate Actions
In the case of mergers, acquisitions or similar corporate actions where an account holds investments in both the target and the acquirer, Schroders acts in what it considers the best interests of its clients based on the information available at the time.
There may be other instances where different accounts, managed by the same or different Schroders fund managers, hold stocks on either side of a transaction. In these cases, the fund managers will each vote in the best interests of their respective clients. The Corporate Governance team will execute the votes on the instruction of the relevant Investment team(s).

State Street Investment Management
State Street Investment Management is the investment management arm of State Street Corporation, a leading provider of financial services to institutional investors. As an asset manager, State Street Investment Management votes its clients’ proxies where the client has delegated proxy voting authority to it, and State Street Investment Management votes these proxies and engages with companies in the manner that we believe will most likely protect and promote the long-term economic value of client investments, as described in this document.1
1
This Policy is applicable to SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other investment advisory affiliates of State Street Corporation.
When engaging with and voting proxies with respect to the portfolio companies in which we invest our clients’ assets, we do so on behalf of and in the best interests of the client accounts we manage and do not seek to change or influence control of any such portfolio companies. The State Street Investment Management Global Proxy Voting and Engagement Policy (the “Policy”) contains certain policies that State Street Investment Management will only apply in jurisdictions where permitted by local law and regulations. State Street Investment Management will not apply any policies contained herein in any jurisdictions where State Street Investment Management believes that implementing or following such policies would be deemed to constitute seeking to change or influence control of a portfolio company.
Introduction
At State Street Investment Management, we take our fiduciary duties as an asset manager very seriously. One of our fiduciary obligations to our clients is to always act in their best interest, including when making investment decisions, voting proxies, and conducting other shareholder engagement activities. State Street Investment Management focuses on risks and opportunities that may impact long-term value creation for our clients’ investments. We rely on the elected representatives of the companies in which we invest — the board of directors — to oversee these firms’ strategies. We expect effective independent board oversight of the material risks and opportunities to a firm’s business and operations. We believe that appropriate consideration of these risks and opportunities is an essential component of a firm’s long-term business strategy, and expect boards to actively oversee the management of the firm’s strategy.
Our Asset Stewardship program
State Street Investment Management’s Asset Stewardship Team is responsible for developing and implementing this Policy, the implementation of third-party proxy voting guidelines where applicable, case-by-case voting items, issuer engagement activities, and research and analysis of corporate governance issues and proxy voting items. All engagement activities conducted with U.S. public company issuers held in our clients’ portfolios are conducted in accordance with Appendix A to this Policy.
The Asset Stewardship Team’s activities are overseen by State Street Investment Management’s Global Fiduciary and Conduct Committee (“GFCC”). The GFCC is responsible for overseeing State Street Investment Management’s stewardship strategy, engagement priorities, and the implementation of this Policy.
State Street Investment Management has independently developed the Policy and all voting decisions and engagement activities for which State Street Investment Management has been given voting discretion are undertaken in accordance with the principles and viewpoints set forth in this Policy. Exceptions to this Policy include the use of an independent third party to vote on State Street Corporation (“State Street”) stock and the stock of other State Street affiliated entities, to mitigate a conflict of interest of voting on our parent company or affiliated entities, and other situations where we believe we may be conflicted from voting (for example, stock of a public company for which a State Street director also serves as a director, or due to an outside business interest). In such cases, delegated third parties exercise vote decisions based on their independent voting policy.
We aim to vote at all shareholder meetings where our clients have given us the authority to vote their shares and where it is feasible to do so. However, when we deem appropriate, we may refrain from voting at meetings in cases where:
•
Power of attorney documentation is required.
•
Voting would have a material impact on our ability to trade the security.
•
Voting is not permissible due to sanctions affecting a company or individual.
•
Issuer-specific special documentation is required, or various market or issuer certifications are required.
•
Certain market limitations would prohibit voting (e.g., partial/split voting prohibitions or residency restrictions).
•
Unless a client directs otherwise in so-called “share blocking” markets (markets where proxy voters have their securities blocked from trading during the period of the annual meeting).
Additionally, we are unable to vote proxies when certain custodians used by our clients do not offer proxy voting in a jurisdiction or when they charge a meeting-specific fee in excess of the typical custody service agreement.

Voting authority attached to certain securities held by State Street Investment Management’s pooled funds may be delegated to an independent third party as required by regulatory or other requirements. Under such arrangements, voting will be conducted by the independent third party pursuant to its proxy voting policy and not pursuant to this Policy.
The State Street Investment Management proxy voting choice program
In addition to the option of delegating proxy voting authority to State Street Investment Management pursuant to this Policy, clients may alternatively choose to participate in the State Street Investment Management Proxy Voting Choice Program (the “Proxy Voting Choice Program”), which empowers clients to direct the proxy voting of shares held by the eligible fund or segregated account2 they own. Clients that participate in the Proxy Voting Choice Program have the option of selecting a third-party proxy voting guideline from the policies included in the Proxy Voting Choice Program to apply to the vote of the client’s pro rata share of the securities held by the eligible fund or segregated account they own. This Policy does not apply to shares voted under the Proxy Voting Choice Program.
2
“Eligible funds and segregated accounts” include all fund and client accounts managed by State Street Investment Management that employ an equity index strategy and which have granted, or are able to grant, proxy voting authority to State Street Investment Management.
Securities not voted pursuant to the policy
Where clients have asked State Street Investment Management to vote the client’s shares on their behalf, including where a pooled fund fiduciary has delegated the responsibility to vote the fund’s securities to State Street Investment Management, State Street Investment Management votes those securities in a unified manner, consistent with the principles described in this Policy. Exceptions to this unified voting policy are: (1) where State Street Investment Management has made its Proxy Voting Choice Program available to its separately managed account clients and investors within a fund managed by State Street Investment Management, in which case a pro rata portion of shares held by the fund or segregated account attributable to clients who choose to participate in the Proxy Voting Choice Program will be voted consistent with the third-party proxy voting guidelines selected by the clients, (2) where a pooled investment vehicle managed by State Street Investment Management utilizes a third party proxy voting guideline as set forth in that fund’s organizational and/or offering documents, and (3) where voting authority with respect to certain securities held by State Street Investment Management pooled funds may be delegated to an independent third party as required by regulatory or other requirements. With respect to such funds and separately managed accounts utilizing third-party proxy voting guidelines, the terms of the applicable third-party proxy voting guidelines shall apply in place of the Policy described herein and the proxy votes implemented with respect to such a fund or account may differ from and be contrary to the votes implemented for other portfolios managed by State Street Investment Management pursuant to this Policy.
Regional nuances
When voting and engaging with companies, we may consider regional nuances that may be relevant to companies in a particular jurisdiction. We expect companies to observe the relevant laws and regulations of their respective markets, as well as country-specific best practice guidelines and corporate governance codes.
Our proxy voting and engagement principles
State Street Investment Management’s proxy voting and engagement program focuses on three broad principles:
1.
Effective board oversight: We believe that well-governed companies are best placed to protect and pursue shareholder interests. Principally, a board acts on behalf of shareholders by protecting their interests and preserving their rights. In order to carry out their primary responsibilities, directors undertake activities that include setting strategy and providing guidance on strategic matters, selecting the CEO and other senior executives, overseeing executive management, creating a succession plan for the board and management, and providing effective oversight of material risks and opportunities relevant to their business. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

We view board quality as a measure of director independence, director succession planning, board composition, evaluations and refreshment, and company governance practices.
2.
Disclosure: It is important for shareholders to receive timely and accurate reporting of a company’s financial performance and strategy so that they are able to assess both the value and risk of their investment. In addition to information related to strategy and performance, companies should also provide disclosure relating to their approach to corporate governance and shareholder rights. Such information allows investors to determine whether their economic interests have been safeguarded by the board and provides insights into the quality of the board’s oversight of management. Ultimately, the board of directors is accountable for the oversight and disclosure of the material risks and opportunities faced by the company.
3.
Shareholder protection: State Street Investment Management believes it is in the best interest of shareholders for companies to have appropriate shareholder rights and accountability mechanisms in place. As a starting place for voting rights, it is necessary for ownership rights to reflect one vote for one share to ensure that economic interests and proxy voting power are aligned. This share structure best supports the shareholders’ right to exercise their proxy vote on matters that are important to the protection of their investment, such as share issuances and other dilutive events, authorization of strategic transactions, approval of a shareholder rights plan, and changes to the corporate bylaws or charter, among others. In terms of accountability to shareholders and appropriate checks and balances, we believe there should be annual elections of the full board of directors.
Application of principles
These three principles of effective board oversight, disclosure and shareholder protection apply across all of State Street Investment Management’s proxy voting decisions and engagements. When engaging with or voting at portfolio companies in different markets, State Street Investment Management may apply the principles in ways that are specific to a given market based on factors such as regulatory and/or legal requirements, availability of data, resources, disclosure practices, and size of holdings in our clients’ accounts.
Shareholder proposals
When voting our clients’ proxies, we may be presented with shareholder proposals at portfolio companies that must be evaluated on a case-by-case basis and in accordance with the principles set forth above. Where a company has received a shareholder proposal on a commonly requested disclosure topic and the company has determined that the topic is material to its business, we assess the effectiveness of the company’s disclosure on such topic in connection with the proposal.
Engagement
We conduct engagements with individual issuers to communicate the principles set forth in this Policy and to learn more about companies’ strategy, board oversight and disclosure practices. Engagements with US public companies held in our clients’ accounts are conducted in accordance with Appendix A. In addition, we encourage issuers to increase the amount of direct communication board members have with shareholders. We believe direct communication with executive board members and independent non-executive directors is critical to helping companies understand shareholder concerns.
Section I: Effective board oversight
Director independence
We believe independent directors are crucial to good corporate governance because we believe that independent perspectives contribute to establishing and maintaining more sound corporate governance practices.
We have developed criteria for evaluating director independence, which vary by region and/or local jurisdiction. These criteria generally follow relevant listing standards, local regulatory requirements and/or local market practice standards. Such criteria may include:
•
Participation in related-party transactions or other material business relations with the company
•
Employment history with the company
•
Status as founder or member of the founding family
•
Government representative
•
Excessive tenure and preponderance of long-tenured directors
•
Relations with significant shareholders
•
Close family ties with any of the company’s advisers, directors or senior employees
•
Cross-directorships
•
Receipt of non-board related compensation from the issuer, its auditors or advisors
•
Company’s classification of a director as non-independent
In some cases, State Street Investment Management’s criteria may be more rigorous than applicable local or listing requirements.
Majority independent board
We believe a sufficiently independent board is key to effectively monitoring management performance and providing strategic oversight.
Separation of Chair/CEO
We believe there needs to be strong independent leadership of the board, in accordance with the principles discussed above. We believe the board is best placed to choose the governance structure that is most appropriate for that company.
Board committees
We believe that board committees are crucial to robust corporate governance and should be composed of a sufficient number of independent directors. We use the same criteria for evaluating committee independence as we do for evaluating director independence, which varies by region and/or local jurisdiction. Although we recognize that board structures may vary by jurisdiction, where a board has established an audit committee and/or compensation/remuneration committee, we generally expect the committee to be primarily, and in some cases, fully independent.

Refreshment and tenure
We believe that average board tenure should broadly align with the length of the business cycle of the respective industry in which a company operates. In assessing excessive tenure, we consider factors such as the preponderance of long tenured directors, board refreshment practices, classified board structures and the business cycle for the industry in which a company operates.
Director time commitments
We believe a company’s nominating committee is best placed to determine appropriate time commitments for the company’s directors. We consider if a company publicly discloses its director time commitment policy (e.g., within corporate governance guidelines, proxy statement, annual report, company website, etc.) and if this policy or associated disclosure outlines the factors that the nominating committee considers to assess director time commitments during the annual policy review process.
Board composition
We believe effective board oversight of a company’s long-term business strategy necessitates a board composition with a range of knowledge, expertise, experience, and perspectives. We recognize that many factors may influence board composition, including board size, geographic location, and local regulations. We believe board members should have adequate knowledge and expertise to provide effective oversight of corporate strategy, operations, and risks and opportunities. Further, we believe that a robust nominating and governance process is essential to achieving a board composition that is designed to facilitate effective and independent oversight of a company’s long-term strategy. We believe nominating committees are best placed to determining the most effective board composition and to ensure that adequate knowledge, expertise, experience and perspectives are represented in the boardroom. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the knowledge and expertise of board members to address material issues such as emerging risks, changes to corporate strategy, and diversification of operations and geographic footprint.
Non-US companies in certain non-US indexes that do not meet established board diversity thresholds will be flagged for case-by-case review of the company's disclosures related to board composition. In addition, companies in certain established markets demonstrating underperformance relative to their Global Industry Classification Standard (GICS) sector (based on a total shareholder return metric), will be flagged for review of the company's disclosures related to board composition.
When evaluating board composition, we assess a company’s financial performance relative to its GICS sector (based on a total shareholder return metric) and relevant disclosures.
Board accountability
Oversight of strategy and risk
We believe that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. We recognize that boards are responsible for determining the ways in which they provide oversight in this area. However, we expect companies to disclose how the board provides oversight of its risk management system and risk identification. Boards should also review existing and emerging risks that evolve in tandem with the changing political and economic landscape or as companies diversify or expand their operations into new areas.
As responsible stewards, we believe in the importance of effective risk management and oversight of issues that are material to a company. To effectively manage and assess the risk of our clients’ portfolios, we expect our portfolio companies to manage risks and opportunities that are material, market-specific and industry-specific and that have a demonstrated link to long-term value creation, and to provide high-quality disclosure of this process to shareholders.
When evaluating a board’s oversight of risks and opportunities, we assess the following factors, based on various criteria including a company’s financial performance relative to its sector (based on a total shareholder return metric), relevant disclosures by, and engagements with, portfolio companies:
1.
Oversees long-term strategy
•
Articulates the material risks and opportunities and how those risks and opportunities fit into the firm’s long-term business strategy
•
Regularly assesses the effectiveness of the company’s long-term strategy, and management’s execution of this strategy
2.
Demonstrates an effective oversight process
•
Describes which committee(s) have oversight over specific risks and opportunities, as well as which topics are overseen and/or discussed at the full-board level
•
Includes risks and opportunities in board and/or committee agendas, and articulates how often specific topics are discussed at the committee and/or full-board level
•
Utilizes KPIs or metrics to assess the effectiveness of risk management processes

•
Engages with key stakeholders, including employees and investors
3.
Ensures effective leadership
•
Holds management accountable for progress on relevant metrics and targets
•
Integrates necessary knowledge and expertise into the board nominating and executive hiring processes, and provides training to directors and executives on topics material to the company’s business
•
Conducts a periodic effectiveness review
4.
Ensures disclosures of material information
•
Ensures publication of relevant disclosures, including those regarding material topics to the company’s business
Compliance with corporate governance principles
Our minimum expectation is that companies will comply with their respective market governance codes and/or stewardship principles. Issuers are encouraged to provide explanations of their level of compliance with their local market code and why their preferred governance structure (if not compliant with the code) serves shareholders’ long-term interests.
We will review governance practices at companies in selected indexes for their adherence to market governance codes and/or stewardship principles.
Proxy contests
We believe nominating committees that are comprised of independent directors are best placed to assess which individuals are adequately equipped with the knowledge and expertise to fulfill the duties of board members, and to act as effective fiduciaries. While our default position is to support the committees’ judgement, we consider the following factors when evaluating dissident nominees:
•
Strategy presented by dissident nominees versus that of current management, as overseen by the incumbent board Effectiveness, quality, and experience of the management slate
•
Material governance failures and the level of responsiveness to shareholder concerns and market signals by the incumbent board
•
Quality of disclosure and engagement practices to support changes to shareholder rights, capital allocation, and/or governance structure
•
Company performance and, if applicable, the merit of a recovery plan
•
Expertise of board members with respect to company industry and strategy
Compensation and remuneration
We consider it the board’s responsibility to determine the appropriate level of executive compensation. Despite the differences among the possible types of plans and awards, there is a simple underlying philosophy that guides our analysis of executive compensation: we believe that there should be a direct relationship between executive compensation and company performance over the long term.
Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, we consider factors such as adequate disclosure of various remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, as well as with corporate strategy and performance.
For example, criteria we may consider include the following:
•
The company’s financial performance relative to its GICS sector, based on a total shareholder return metric
•
Overall quantum relative to company performance
•
Vesting periods and length of performance targets
•
Mix of performance, time and options based stock units
•
Use of special grants and one-time awards
•
Retesting and repricing features
•
Disclosure and transparency
Board meeting attendance
We expect directors to attend at least 75 percent of board meetings in the last financial year or provide an appropriate explanation for why they were unable to meet this attendance threshold.
Section II: Disclosure
It is important for shareholders to receive timely and accurate reporting of a company’s financial performance and strategy so that they are able to assess both the value and risk of their investment. In addition to information related to strategy and performance, companies should provide disclosure relating to their approach to corporate governance and shareholder rights. Such information allows investors to determine whether their financial interests have been protected by the board and provides insights into the board’s oversight of management. Ultimately, the board of directors is accountable for the oversight and disclosure of the material risks and opportunities faced by the company.
Reporting
Financial statements
We believe the disclosure and availability of reliable financial statements in a timely manner is imperative for investment analysis. We expect external auditors to provide assurance of a company’s financial condition.
Disclosures of material risks and opportunities faced by the company
We believe in the importance of effective risk management and governance of issues that are material to a company. This may include sustainability-related risks and opportunities where a company has identified such risks and opportunities as material to its business. Such disclosure allows shareholders to effectively assess companies’ oversight, strategy, and business practices related to these issues identified as material.
Where a company has determined a topic is material to its business, we will assess the company’s disclosure in accordance with our evaluation criteria that we believe represent quality disclosure on common disclosure topics. We may also review the company’s relevant disclosures against industry and market practice (e.g., peer disclosure, relevant frameworks, relevant industry guidance).
We look to companies to provide disclosure on the risks and opportunities relevant to their businesses, and on the board’s oversight of these risks and opportunities, in line with applicable local regulatory requirements and any voluntary standards and frameworks adopted by the company.
Section III: Shareholder protection
Capital
Share capital structure
The ability to raise capital is critical for companies to carry out strategy, to grow, and to achieve returns above their cost of capital. The approval of capital raising activities is fundamental to a shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards. When making such a decision, we believe the company should disclose a comprehensive business rationale that is consistent with corporate strategy and not overly dilutive to its shareholders.
Our approach to share capital structure matters may vary by local market and jurisdiction, due to regional nuances. Such proposals may include:
•
Increase in authorized common shares
•
Increase in authorized preferred shares
•
Introduction of unequal voting rights
•
Share repurchase programs
Reorganization, mergers and acquisitions
The reorganization of the structure of a company or mergers often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.
We expect proposals to be in the best interests of shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations.
We evaluate structural reorganizations and mergers on a case-by-case basis and expect transactions to maximize shareholder value. Some of the considerations include the following:
•
Offer premium
•
Strategic rationale
•
Board oversight of the process for the recommended transaction, including director and/or management conflicts of interest
•
Offers made at a premium and where there are no other higher bidders
•
Offers in which the secondary market price is substantially lower than the net asset value
We also may consider other factors, such as:
•
Offers with potentially negative consequences for minority shareholders because of illiquid stock
•
Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders
•
Cases where the current market price of the security exceeds the bid price at the time of voting

Related-party transactions
Some companies have a controlled ownership structure and complex cross-shareholdings between subsidiaries and parent companies (“related companies”). Such structures may result in the prevalence of related-party transactions between the company and its various stakeholders, such as directors and management, subsidiaries and shareholders. In markets where shareholders are required to approve such transactions, we expect companies to disclose details of the transaction, such as the nature, the value and the purpose of such a transaction. We also believe independent directors should ratify such transactions. Further, we believe companies should describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.
Shareholder rights
Proxy access
In general, we believe that proxy access is a fundamental right and an accountability mechanism for all long-term shareholders. We consider proposals relating to proxy access on a case-by-case basis and consider a balance between providing long-term shareholders accountability while preserving the flexibility for management to design a process that is appropriate for the company’s circumstances.
Vote standards
a.
Annual elections: We believe the establishment of annual elections of the board of directors is appropriate. We also consider the overall level of board independence and the independence of the key committees, as well as the existence of a shareholder rights plan.
b.
Majority voting: We believe a majority vote standard based on votes cast for the election of directors is appropriate.
Shareholder meetings
a.
Special meetings and written consent: We believe the ability for shareholders to call special meetings, as well as act by written consent is appropriate.
b.
Notice period to convene a general meeting: We expect companies to give as much notice as is practicable when calling a general meeting, generally at least 14 days.
c.
Virtual/hybrid shareholder meetings: We believe the right to hold shareholder meetings in a virtual or hybrid format is appropriate provided the company:
•
Affords virtual attendee shareholders the same rights as would normally be granted to in-person attendee shareholders
•
Commits to time-bound renewal (five years or less) of meeting format authorization by shareholders
•
Provides a written record of all questions posed during the meeting, and
•
Complies with local market laws and regulations relating to virtual and hybrid shareholder meeting practices
In evaluating these proposals we also consider the operating environment of the company, including local regulatory developments and specific market circumstances impacting virtual meeting practices.
Governance documents & miscellaneous items
Article amendments
We believe amendments to company bylaws that may negatively impact shareholder rights (such as fee-shifting, forum selection, and exclusion service bylaws) should be put to a shareholder vote. We believe a majority voting standard is generally appropriate.
We generally believe companies should have a fixed board size, or designate a range for the board size.
Anti-takeover issues
Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer to make an offer, or to reduce the likelihood of a successful offer. We generally believe shareholders should have the right to vote on reasonable offers. Our approach to anti-takeover issues may vary by local market and jurisdiction, due to regional nuances.
Accounting and audit-related issues
Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have independent non-executive directors designated as members.
We believe the disclosure and availability of reliable financial statements in a timely manner is imperative for investment analysis. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely upon financial statements. It is important for the audit committee to appoint external auditors who are independent from management, as we expect auditors to provide assurance of a company’s financial condition.
State Street Investment Management believes that a company’s external auditor is an essential feature of an effective and transparent system of external independent assurance. Shareholders should be given the opportunity to vote on their (re-)appointment at the annual meeting. When appointing external auditors and approving audit fees, we will take into consideration the level of detail in company disclosures.
In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
We believe that a company should be able to discharge its auditors in the absence of pending litigation, governmental investigation, charges or fraud or other indication of significant concern. Further, we believe that auditors should attend the annual meeting of shareholders.
Indemnification and liability
Generally, we believe directors3 should be able to limit their liability and/or expand indemnification and liability protection if a director has not acted in bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
3
In Japan, this includes statutory auditors.
Section IV: Shareholder proposals
We believe that company boards do right by investors and are responsible for overseeing strategy and company management. To that end, we do not support shareholder proposals that are on a topic that the company has not determined to be material to its business or that appear to impose changes to business strategy or operations, such as increasing or decreasing investment in certain products or businesses or phasing out a product or business line.
When assessing shareholder proposals, we fundamentally consider whether the adoption of the resolution would promote long-term shareholder value in the context of our core governance principles:
1.
Effective board oversight
2.
Quality disclosure
3.
Shareholder protection
Section V: Engagement
State Street Investment Management takes a comprehensive approach to engaging with portfolio companies. Through engagement, we aim to learn more about portfolio companies’ strategy, board oversight and disclosure practices, and to better understand topics that companies deem material to their business.
Engagements with US portfolio companies: Engagements with US public companies in our clients’ portfolios are conducted in accordance with Appendix A. We do not seek to change or influence control of any portfolio company through engagement.
Equity engagements: In these conversations State Street Investment Management may express viewpoints regarding what constitutes best practices supporting effective board oversight, disclosure, and shareholder protection consistent with the Policy. Engagements may be held with portfolio companies to discuss a ballot item, event or other established topic found in our Policy.
Fixed income engagements: From time-to-time, certain corporate action election events, reclassifications or other changes to the investment terms of debt holdings may occur or an issuer may seek to engage with State Street Investment Management to discuss matters pertaining to the debt instruments that State Street Investment Management holds on behalf of its clients. In such instances, State Street Investment Management may engage with the issuer to obtain further information about the matter for purposes of its investment decision making. Such engagements are the responsibility of the Fixed Income portfolio management team, but may be supported by State Street Investment Management’s Asset Stewardship Team. All election decisions are the responsibility of the relevant portfolio management team.
Engaging with other investors soliciting State Street Investment Management’s votes in connection with contested shareholder meetings, vote-no campaigns, or shareholder proposals
While it may be helpful to speak to other investors that are running proxy contests, putting forth vote-no campaigns, or proposing shareholder proposals at portfolio companies, we limit such discussions to investors who have filed necessary documentation with regulators and engage in these discussions at our own discretion.
Our primary purpose of engaging with investors is:

•
To gain a better understanding of their position or concerns at portfolio companies.
•
In proxy contest situations:
•
To assess possible director candidates where investors are seeking board representation in proxy contest situations
•
To understand the investor’s proposed strategy for the company and investment time horizon to assess their alignment with State Street Investment Management’s views and interests as a long-term shareholder
Any information about our vote decisions are available in this document and on our website.
All requests for engagement should be sent to GovernanceTeam@ssga.com.
Section VI: Other matters
Securities on loan
As a responsible investor and fiduciary, we recognize the importance of balancing the benefits of voting shares and the incremental lending revenue for the pooled funds that participate in State Street Investment Management’s securities lending program (the “Funds”). Our objective is to recall securities on loan and restrict future lending until after the record date for the respective vote in instances where we believe that a particular vote could have a material impact on the Funds’ long-term financial performance and the benefit of voting shares will outweigh the forgone lending income.
Accordingly, we have set systematic recall and lending restriction criteria for shareholder meetings involving situations with the highest potential financial implications (such as proxy contests and strategic transactions including mergers and acquisitions, going dark transactions, change of corporate form, or bankruptcy and liquidation). Generally, these criteria for recall and restriction for lending only apply to certain large cap indices in developed markets.
State Street Investment Management monitors the forgone lending revenue associated with each recall to determine if the impact on the Funds’ long-term financial performance and the benefit of voting shares will outweigh the forgone lending income.
Although our objective is to systematically recall securities based on the aforementioned criteria, we must receive notice of the vote in sufficient time to recall the shares on or before the record date. When we do not receive timely notice, we may be unable to recall the shares on or before the record date.
Reporting
We provide transparency for our stewardship activities through our regular client reports and relevant information reported online in accordance with applicable legal and regulatory requirements. We publish an annual stewardship report that provides details of our stewardship approach, engagement and voting policies, and activities during the year. The annual stewardship report is complemented by quarterly stewardship activity reports as well as the publication of thought leadership on governance and other topics. Our voting record information is available on Vote View, an interactive platform that provides relevant company details, proposal types, resolution descriptions, and records of our votes cast.
Appendix A:
Policy guidelines for engagement with portfolio companies that are U.S. public companies
These policy guidelines apply to all stewardship engagement activities conducted by the State Street Investment Management’s Asset Stewardship Team with portfolio companies that are U.S. public companies (“U.S. portfolio companies”). “U.S. public companies” is defined for purposes of the Policy and this Appendix A as any issuer that has registered one or more classes of securities under the U.S. Securities Exchange Act of 1934, as amended. These policy guidelines apply to engagements related to voting matters at U.S. portfolio companies as well as offseason engagements with US portfolio companies.
As a matter of policy, State Street Investment Management does not seek to influence or change control of any issuer, including U.S. portfolio companies.
When engaging with U.S. portfolio companies, the Asset Stewardship Team may discuss State Street Investment Management’s viewpoints regarding what constitutes best practices supporting effective board oversight of material risks, disclosure of material risks, and shareholder protection consistent with the Policy, including this Appendix A. However, the Asset Stewardship Team will not discuss how it intends to cast its vote on any ballot item, nor its rationale for any vote it has made. Additionally, the Asset Stewardship Team will not dictate or pressure U.S. portfolio companies to adopt or change any policies (including but not limited to policies related to climate, diversity, equity and inclusion, or sustainability) or fundamental business choices like capital allocation. The Asset Stewardship Team will not engage in discussions with U.S. portfolio companies that explicitly or implicitly suggest contingent voting or divestment if a company does not adopt State Street Investment Management’s viewpoint on a particular item, or that suggest that any particular factor, policy or practice is dispositive in making engagement or voting decisions.
All meeting agendas with U.S. portfolio companies are set by the U.S. portfolio company. If requested by the U.S. portfolio company, State Street Investment Management may engage with the company on topics that the U.S. portfolio company has determined to be material to its business, at all times in accordance with the principles set forth in the Policy. However, the Asset Stewardship Team does not discuss, and will remain in listen-only mode during all discussions of, the following topics with U.S. portfolio companies or other investors soliciting State Street Investment Management’s votes in connection with contested shareholder meetings, vote-no campaigns, or shareholder proposals:
•
Contested director elections
•
Adoption of a climate transition plan
•
Adoption of specific targets for emissions reductions
•
Scope 3 emissions, including without limitation adoption of a Scope 3 emissions policy, disclosure of Scope 3 emissions, and any reduction of Scope 3 emissions
•
Changes to the U.S. portfolio company’s capital allocation
When engaging with U.S. portfolio companies on issues or matters relating to gender, racial or ethnic diversity, the Asset Stewardship Team may discuss State Street Investment Management’s belief that effective board oversight of a company’s long-term business strategy necessitates a board composition with a range of knowledge, expertise, experience, and perspectives. However, State Street Investment Management does not apply, nor will it discuss, specific targets or thresholds of gender, racial or ethnic diversity in connection with U.S. portfolio companies.
About State Street Investment Management
At State Street Investment Management, we have been helping create better outcomes for institutions, financial intermediaries, and investors for nearly half a century. Starting with our early innovations in indexing and ETFs, our rigorous approach continues to be driven by market-tested expertise and a relentless commitment to those we serve. With over $5 trillion in assets managed*, clients in over 60 countries, and a global network of strategic partners, we use our scale to deliver a comprehensive and cost-effective suite of investment solutions that help investors get wherever they want to go.
*
This figure is presented as of December 31, 2025 and includes ETF AUM of $1,950.80 billion USD of which approximately $173.02 billion USD in gold assets with respect to SPDR products for which State Street Global Advisors Funds Distributors, LLC (SSGA FD) acts solely as the marketing agent. SSGA FD and State Street Investment Management are affiliated. Please note all AUM is unaudited.
statestreet.com/investment-management
© 2026 State Street Corporation. All Rights Reserved.
ID 3984850 0326. Exp. Date: 31/03/2027
T. Rowe Price Associates, Inc.
RESPONSIBILITY TO VOTE PROXIES
T. Rowe Price Associates, Inc. and certain of its investment adviser affiliates1 (collectively, “T. Rowe Price”) have adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting their fiduciary duty with regard to the voting of client proxies. This document is reviewed at least annually and updated as necessary.
T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.
Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.
One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and – most importantly – our investment professionals’ views in making voting decisions. T. Rowe Price investment personnel do not coordinate with investment personnel of its affiliated investment adviser, TRPIM, with respect to proxy voting decisions.
T. Rowe Price seeks to vote all of its clients’ proxies. In certain circumstances, T. Rowe Price may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
ADMINISTRATION OF POLICIES AND PROCEDURES
Environmental, Social and Governance Investing Committee. T. Rowe Price’s Environmental, Social and Governance Investing Committee (“TRPA ESG Investing Committee” or the “Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The Committee is also responsible for the oversight of third-party proxy services firms that T. Rowe Price engages to facilitate the proxy voting process.
Global Proxy Operations Team. The Global Proxy Operations team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
Governance Team. Our Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.
Responsible Investment Team. Our Responsible Investment team oversees the integration of environmental and social factors into our investment processes across asset classes. In formulating vote recommendations for matters of an environmental or social nature, the Governance team consults with the appropriate sector analyst from the Responsible Investment team, as appropriate.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the TRPA ESG Investing Committee, ISS maintains and implements custom voting policies for the Price Funds and other advisory client accounts.
Meeting Notification
T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.
Vote Determination
Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. For meetings with complex ballot items in certain international markets, research may be consulted from local domestic proxy research providers. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.
Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the TRPA ESG Investing Committee. Others review the customized vote recommendations and approve them before the votes are cast. Portfolio managers have access to current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Global Proxy Operations team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.
T. Rowe Price Voting Guidelines
Specific proxy voting guidelines have been adopted by the TRPA ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. The guidelines include regional voting guidelines as well as the guidelines for investment strategies with objectives other than purely financial returns, such as Impact and Net Zero. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esg.
Global Portfolio Companies
The TRPA ESG Investing Committee has developed custom international proxy voting guidelines based on our proxy advisor’s general global policies, regional codes of corporate governance, and our own views as investors in these markets. We apply a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of a single set of policies is not appropriate for all markets.
Fixed Income and Passively Managed Strategies
Proxy voting for our fixed income and indexed portfolios is administered by the Global Proxy Operations team using T. Rowe Price’s guidelines as set by the TRPA ESG Investing Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.
Shareblocking
Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the temporary loss of liquidity in the blocked shares.
Securities on Loan
The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities for the Price Funds in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan for the Price Funds and how they may affect proxy voting.
Monitoring and Resolving Conflicts of Interest
The TRPA ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership on the Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the time T. Rowe Price casts its vote.
With respect to personal conflicts of interest, T. Rowe Price’s Global Code of Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
Specific Conflict of Interest Situations
Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item.
In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. Shares of the Price Funds that are held by other Price Funds will generally be voted in the same proportion as shares for which voting instructions from other shareholders are timely received. If voting instructions from other shareholders are not received, or if a T. Rowe Price Fund is only held by other T. Rowe Price Funds or other accounts for which T. Rowe Price has proxy voting authority, the fund will vote in accordance with its Board’s instruction.
For shares of the Price Funds that are series of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the “Variable Insurance Portfolios”) held by insurance company separate accounts for which the insurance company has not received timely voting instructions, as well as shares the insurance company owns, those shares shall be voted in the same proportion as shares for which voting instructions from contract holders are timely received.
Limitations on Voting Proxies of Banks
T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.
REPORTING, RECORD RETENTION AND OVERSIGHT
The TRPA ESG Investing Committee, and certain personnel under the direction of the Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.
T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.
T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.
Wellington Management
2024 Global Proxy Voting Guidelines
WELLINGTON’S PHILOSOPHY
Wellington Management is a long-term steward of our clients’ assets and aims to vote proxies for which we have voting authority in the best financial interest of clients.
These guidelines are based on Wellington Management’s fiduciary obligation to act in the best financial interest of its clients as shareholders and while written to apply globally, we consider jurisdictional differences to make informed decisions. Enumerated below are issues specific to the Japanese market given we have formulated more detailed expectations of this region.
It should be noted that the following are guidelines, not rigid rules, and Wellington Management reserves the right in all cases to deviate from the general direction set out below where doing so is in the best interest of its clients.
OUR APPROACH TO STEWARDSHIP
The goal of our stewardship activities is to support decisions that we believe will maximize investment returns for our clients over the long term.

The mechanisms we use to implement our stewardship activities vary by asset class. Engagement applies to all our investments across equity and credit, in both private and public markets. Proxy voting applies mostly to public equities.
Stewardship extends to any area that may affect the long-term sustainable financial return of an investment. Stewardship can be accomplished through research and constructive dialogue with company management and boards, by monitoring company behavior through informed active ownership, and by emphasizing management accountability for important issues via our proxy votes, which have long been part of Wellington’s investment ethos. Please refer to our Engagement Policy for more information on how engagement is conducted at Wellington.
OUR APPROACH TO VOTING
We vote proxies in what we consider to be the best financial interests of our clients. Our approach to voting is investment-led and serves as an influential component of our engagement and escalation strategy. The Investment Stewardship Committee, a cross-functional group of experienced professionals, oversees Wellington Management’s stewardship activities with regard to proxy voting and engagement practices.
Generally, routine issues that can be addressed by the proxy voting guidance below are voted by means of standing instructions communicated to our primary voting agent. Some votes warrant analysis of specific facts and circumstances and therefore are reviewed individually. We examine such proposals on their merits and take voting action in a manner that best serves the financial interests of our clients. When forming our voting decisions, we may leverage sources including internal research notes, third-party voting research, and company engagement. While manual votes are often resolved by investment research teams, each portfolio manager is empowered to make a final decision for their relevant client portfolio(s), absent a material conflict of interest. Proactive portfolio manager input is sought under certain circumstances, which may include consideration of position size and proposal subject matter and nature. Where portfolio manager input is proactively sought, deliberation across the firm may occur. This collaboration does not prioritize consensus across the firm above all other interests but rather seeks to inform portfolio managers’ decisions by allowing them to consider multiple perspectives. Consistent with our community-of- boutiques model, portfolio managers may occasionally arrive at different voting conclusions for their clients, resulting in different decisions for the same vote. Robust voting procedures and the deliberation that occurs before a vote decision are aligned with our role as active owners and fiduciaries for our clients.
We generally support shareholder proposals if we determine that their adoption would promote long-term shareholder value. In making this determination, we consider numerous factors, including but not limited to the anticipated benefits of the proposal to the company; whether the proposal addresses the general interests of the company’s shareholders and not just those of the shareholder proponents; whether the company is currently addressing the issue motivating the proposal or has engaged with the shareholder proponents; whether the company can implement the proposal effectively; and whether the proposal’s adoption would impose material costs on the company or result in unintended consequences.
In addition, because proxy voting provides only limited means (i.e., voting ‘‘for’’ or ‘‘against’’) to express our views on a particular issue, we may support shareholder proposals in cases where we do not support every recommended action or where the proposal is accompanied by a supporting statement that we do not support so long as we are directionally aligned with the issue motivating the proposal. In these cases, we aim to engage directly with the company to clarify the nuanced view our vote represents.
Please refer to our Global Proxy Policy and Procedures for further background on the process and governance of our voting approach.
Detailed below are the principles that we consider when deciding how to vote.
VOTING GUIDELINES
BOARD COMPOSITION AND ROLE OF DIRECTORS
Effective boards should act in shareholders’ best economic interests and possess the relevant skills to implement the company’s strategy.
We consider shareholders’ ability to elect directors annually an important right and, accordingly, generally support proposals to enable annual director elections and declassify boards.
We may withhold votes from directors for being unresponsive to shareholders or for failing to make progress on issues material to maximizing investment returns. We may also withhold votes from directors who fail to implement shareholder proposals that if adopted would promote long-term shareholder value and have received majority support or have implemented poison pills without shareholder approval.
Time commitments
We expect directors to have the time and energy to fully commit to their board-related responsibilities and not be overstretched with an excessive number of external directorships. We may vote against directors when serving on five or more public company boards, and public company executives when serving on three or more public company boards, including their own.

We consider the roles of board chair and chair of the audit committee as equivalent to an additional board seat when evaluating the overboarding matrix for nonexecutives. We may take into consideration that certain directorships, such as Special Purpose Acquisition Companies (SPACs) and investment companies, are usually less demanding.
Directors should also attend at least 75% of scheduled board meetings. If they fail to do so, we may vote against their reelection.
Succession planning and board refreshment
We do not have specific voting policies relating to director age or tenure. We prefer to take a holistic view, evaluating whether the company is balancing the perspectives of new directors with the institutional knowledge of longer-serving board members. Succession planning is a key topic during many of our board engagements.
We expect companies to refresh their board membership every five years and may vote against the chair of the nominating committee for failure to implement. We believe a degree of director turnover allows companies to strengthen board diversity and add new skill sets to the board to enhance their oversight and adapt to evolving strategies.
Boards should offer transparency around their process to evaluate director performance and independence, conducting a rigorous regular evaluation of the board —- key committees as well as individual directors —- which is responsive to shareholder input. We believe externally facilitated board evaluations may contribute to companies retaining an appropriate mix of skills, experience, and diversity on their boards over time.
In certain markets companies are governed by multi-tiered boards, with each tier having different responsibilities. We hold supervisory board members to similar standards, subject to prevailing local governance best practices.
Board independence
In our view, boards perform best when composed of an appropriate combination of executive and nonexecutive (in particular, independent nonexecutive) directors to challenge and counsel management.
To determine appropriate minimum levels of board independence, we look to prevailing market best practices: two- thirds in the US, for example, and a majority in the UK and France. In addition to the overall independence at the board level, we also consider the independence of audit, compensation, and nominating committees. Where independence falls short of our expectations, we may withhold approval for non-independent directors or those responsible for the board composition. We typically vote in support of shareholder proposals calling for improved independence.
We believe that having an independent chair is the preferred structure for board leadership. Having an independent chair avoids the inherent conflict of self-oversight and helps ensure robust debate and diversity of thought in the boardroom. We will generally support proposals to separate the chair and CEO or establish a lead director but may support the involvement of an outgoing CEO as executive chair for a limited period to ensure a smooth transition to new management.
Board diversity
We believe boards that reflect a wide range of perspectives are best positioned to create shareholder value. Appointing boards that thoughtfully debate company strategy and direction is not possible unless boards elect highly qualified and diverse directors. By setting a leadership example, boardrooms with a wide range of experiences, expertise, and perspectives encourage an organizational culture that promotes diverse thinkers, enabling better strategic decisions and the navigation of increasingly complex issues facing companies today.
We think it is not in shareholders’ best interests for the full board to be comprised of directors who all share the same background, experience, and personal characteristics (e.g., gender, race, ethnicity, and age). We expect our portfolio companies to be thoughtful and intentional in considering the widest possible pool of skilled candidates who bring diverse perspectives into the boardroom. We encourage companies to disclose the composition and qualifications of their board and to communicate their ambitions and strategies for creating and fostering a diverse board.
We reserve the right to vote against the reelection of the Nominating/Governance Committee Chair when the board is not meeting local market standards from a diversity perspective. We expect a minimum of 20% gender diversity at major indices such as the S&P 500 and encourage boards to strive for 30% gender diversity. From 2025, we may vote against the reelection of the Nominating/Governance Committee Chair at major indices not meeting this 30% goal.
Outside of the above major indices and absent a market-defined standard, we may vote against the reelection of the Nominating/Governance Committee Chair where no gender-diverse directors are represented on a board.
We reserve the right to vote against the reelection of the Nominating/Governance Committee Chair at US large-cap and FTSE 100 companies that failed to appoint at least one director from a minority ethnic group and fail to provide a clear and compelling reason for being unable to do so. We will continue to engage on diversity of the board in other markets and may vote against the reelection of directors where we fail to see improvements.

Majority vote on election of directors
Because we believe the election of directors by a majority of votes cast is the appropriate standard, we will generally support proposals that seek to adopt such a standard. Our support will typically extend to situations where the relevant company has an existing resignation policy for directors that receive a majority of ‘‘withhold’’ votes. We believe majority voting should be defined in the company’s charter and not simply in its corporate governance policy.
Generally, we oppose proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a standard of majority of votes outstanding (total votes eligible as opposed to votes cast). We likely will support shareholder and management proposals to remove existing supermajority vote requirements.
Contested director elections
We approach contested director elections on a case-by-case basis, considering the specific circumstances of each situation to determine what we believe to be in the best financial interest of our clients. In each case, we welcome the opportunity to engage with both the company and the proponent to ensure that we understand both perspectives and are making an informed decision on our clients’ behalf.
COMPENSATION
Executive compensation plans establish the incentive structure that plays a role in strategy-setting, decision making, and risk management. While design and structure vary widely, we believe the most effective compensation plans attract and retain high-caliber executives, foster a culture of performance and accountability, and align management’s interests with those of long-term shareholders.
Due to each company’s unique circumstances and wide range of plan structures, Wellington determines support for a compensation plan on a case-by-case basis. We support plans that we believe lead to long-term value creation for our clients and the right to vote on compensation plans annually.
In evaluating compensation plans, we consider the following attributes in the context of the company’s business, size, industry, and geographic location:
Alignment — We believe in pay-for-performance and encourage plan structures that align executive compensation with shareholder experience. We compare total compensation to performance metrics on an absolute and relative basis over various time frames, and we look for a strong positive correlation. To ensure shareholder alignment, executives should maintain meaningful equity ownership in the company while they are employed, and for a period thereafter.
Transparency — We expect compensation committees to articulate the decision-making process and rationale behind the plan structure, and to provide adequate disclosure so shareholders can evaluate actual compensation relative to the committee’s intentions. Disclosure should include how metrics, targets, and time frames are chosen, and detail desired outcomes. We also seek to understand how the compensation committee determines the target level of compensation and constructs the peer group for benchmarking purposes.
Structure — The plan should be clear and comprehensible. We look for a mix of cash versus equity, fixed versus variable, and short- versus long-term pay that incentivizes appropriate risk-taking and aligns with industry practice. Performance targets should be achievable but rigorous, and equity awards should be subject to performance and/or vesting periods of at least three years, to discourage executives from managing the business with a near-term focus.
Unless otherwise specified by local market regulators, performance-based compensation should be based on metrics that are objective, rigorous, and tied to shareholder value creation. Qualitative goals, including material environmental and social considerations material to financial performance, may be acceptable if a compensation committee has demonstrated a fair and consistent approach to evaluating qualitative performance and applying discretion over time.
Accountability — Compensation committees should be able to use discretion, positive and negative, to ensure compensation aligns with performance and provide a cogent explanation to shareholders. We generally oppose one- time awards aimed at retention or achieving a predetermined goal. Barring an extenuating circumstance, we view retesting provisions unfavorably
Approving equity incentive plans
A well-designed equity incentive plan facilitates the alignment of interests of long-term shareholders, management, employees, and directors. We evaluate equity-based compensation plans on a case-by-case basis, considering projected plan costs, plan features, and grant practices. We will reconsider our support for a plan if we believe these factors, on balance, are not in the best financial interest of shareholders. Specific items of concern may include excessive cost or dilution, unfavorable change-in-control features, insufficient performance conditions, holding/vesting periods, or stock ownership requirements, repricing stock options/stock appreciation rights (SARs) without prior shareholder approval, or automatic share replenishment (an ‘‘evergreen’’ feature).

Employee stock purchase plans
We generally support employee stock purchase plans, as they may align employees’ interests with those of shareholders. That said, we typically vote against plans that do not offer shares to a broad group of employees (e.g., if only executives can participate) or plans that offer shares at a significant discount.
Non-executive director compensation
We expect companies to disclose nonexecutive director compensation and we prefer the use of an annual retainer or fee, delivered as cash, equity, or a combination. We do not believe nonexecutive directors should receive performance- based compensation, as this creates a potential conflict of interest. Nonexecutive directors oversee executive compensation plans; their objectivity is compromised if they design a plan that they also participate in.
Severance arrangements
We are mindful of the board’s need for flexibility in recruitment and retention but will oppose excessively generous arrangements unless agreements encourage management to negotiate in shareholders’ best financial interest. We generally support proposals calling for shareholder ratification of severance arrangements.
Retirement bonuses (Japan)
Misaligned compensation that is based on tenure and seniority may compromise director independence. We generally vote against directors and statutory auditors if retirement bonuses are given to outgoing directors.
Claw-back policies
We believe companies should be able to recoup incentive compensation from members of management who received awards based on fraudulent activities, accounting misstatements, or breaches in standards of conduct that lead to corporate reputational damage. We generally support shareholder proposals requesting that a company establish a robust clawback provision if existing policies do not cover these circumstances. We also support proposals seeking greater transparency about the application of clawback policies.
Audit quality and oversight
Scrutiny of auditors, particularly audit quality and oversight, has been increasing. When we assess financial statement reporting and audit quality, we will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interests. We also pay close attention to the nonaudit services provided by auditors and consider the potential for the revenue from those services to create conflicts of interest that could compromise the integrity of financial statement audits.
SHAREHOLDER RIGHTS
Shareholder rights plans
Also known as poison pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. Such plans also may be misused, however, as a means of entrenching management. Consequently, we may support plans that include a shareholder approval requirement, a sunset provision, or a permitted bid feature (e.g., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).
Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank-check preferred shares.
Multiple voting rights
We generally support one share, one vote structures. The growing practice of going public with a dual-class share structure can raise governance and performance concerns. In our view, dual-class shares can create misalignment between shareholders’ economic stake and their voting power and can grant control to a small number of insiders who may make decisions that are not in the interests of all shareholders.
We generally prefer that companies dispense with dual-class share structures but we recognize that newly listed companies may benefit from a premium by building in some protection for founders for a limited time after their IPO. The Council of Institutional Investors, a nonprofit association of pension funds, endowments, and foundations, recommends that newly public companies that adopt structures with unequal voting rights do away with the structure within seven years of going public. We believe such sunset clauses are a reasonable compromise between founders seeking to defend against takeover attempts in pivotal early years, and shareholders demanding a mechanism for holding management accountable, especially in the event of leadership changes.
Similarly, we generally do not support the introduction of loyalty shares, which grant increased voting rights to investors who hold shares over multiple years.

Proxy access
We believe shareholders should have the right to nominate director candidates on the management’s proxy card. We will generally support shareholder proposals seeking proxy access unless the existing policy is already in line with market norms.
Special meeting rights
We believe the right to call a special meeting is an important shareholder right, and we will generally support such proposals to establish this right at companies that lack this facility. We will generally support a proposal lowering thresholds where the current level exceeds 15% and the proposal calls for a 10%+ threshold, taking into consideration the makeup of the existing shareholder base and the company’s general responsiveness to shareholders. If shareholders are granted the right to call special meetings, we generally do not support written consent.
Virtual meetings
Many companies established virtual-only shareholder meetings over the course of the recent COVID-19 pandemic. Virtual attendance allows investors to participate in more meetings and reduces the need for travel. We generally prefer shareholder meetings to take place in a hybrid format (virtual and in-person) where possible, allowing all shareholders, whether they attend in person or virtually, to ask questions. We expect companies hosting virtual-only shareholder meetings to provide a clear rationale underpinning their decision to do so, provide a live video stream of proceedings, and offer transparency on how questions may be submitted and are selected for discussion.
We may oppose amendments to articles of association permitting virtual-only meetings where we perceive shareholder rights to be at risk. We may also support relevant shareholder proposals requesting companies to facilitate the ability to attend in person
CAPITAL STRUCTURE AND CAPITAL ALLOCATION
Mergers and acquisitions
We approach votes to approve mergers and acquisitions on a case-by-case basis, considering the specific circumstances of each proposal to determine what we believe to be in the best financial interests of our clients.
Increases in authorized common stock
We generally support requests for increases up to 100% of the shares with preemption rights. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less-liquid markets, we may impose a lower threshold. When companies seek to issue shares without preemptive rights, we consider potential dilution and generally support requests when dilution is below 20%. For issuance with preemptive rights, we review on a case-by-case basis, considering the size of issuance relative to peers.
ENVIRONMENTAL TOPICS
We assess portfolio companies’ performance on environmental issues we deem to be material to long-term financial performance and communicate our expectations for best practice.
Climate change
As an asset manager entrusted with investing on our clients’ behalf, we aim to assess, monitor, and manage the potential effects of climate change on our investment processes and financial returns of client portfolios. Proxy voting is a key tool we use for managing climate-related investment risks as part of our stewardship escalation process.
We expect companies facing material climate risks to have credible transition plans communicated using the recommendations of the Task Force on Climate-related Financial Disclosures (TCFD). Appropriate reporting on climate readiness will help stakeholders understand those companies’ willingness and ability to adapt to or mitigate material climate-related risks. In addition to the voting policies specifically mentioned, we may also vote against directors at companies facing material climate risks where climate plans and disclosures meaningfully lag our expectations for those companies.
Emissions disclosure
We generally encourage all companies to disclose Scope 1, 2, and 3 emissions. While we recognize the challenges associated with collecting Scope 3 emissions data, this disclosure is necessary for us to fully understand the transition risks applicable to an issuer. Disclosure of both overall categories of Scope 3 emissions upstream and downstream with context and granularity from companies about the most significant Scope 3 sources enhances our ability to evaluate investment risks and opportunities. We generally encourage companies to adopt emerging global standards for measurement and disclosure of emissions such as those being developed by the International Sustainability Standards Board (ISSB) and believe companies will benefit from acting now and consequently evolving their approach in line with emerging global standards.

We view disclosure of Scope 1 and 2 emissions as a minimum expectation where measurement practices are well- defined and attainable. We will generally vote against the reelection of the chair of MSCI World companies and large- cap companies in emerging markets that do not disclose Scope 1 and 2 emissions, have not made a commitment to do so in the next year, and where emissions intensity is material to financial performance.
Net-zero targets
As an outcome of enterprise risk management and strategic planning to reduce the potential negative financial impacts of climate change on shareholder value, we encourage companies to set a credible, science-based decarbonization glidepath, with an interim and long-term target, that comprises all categories of material emissions and is consistent with the ambition to achieve net-zero emissions by 2050 or sooner. For certain high-emitting companies, we reserve the right to vote against the company chair where quantitative emission reduction targets have not been defined. We consider it to be best practice for companies to pursue validation from the Science Based Targets initiative (SBTi).
We generally support shareholder proposals asking companies facing material climate risks for improved disclosure on climate risk management and we generally support those that request alignment of business strategies with the Paris Agreement or similar language.
Biodiversity
Many companies are dependent on natural capital and biodiversity as key inputs either through direct resource extraction or their supply chain. Business activities may also impact the capacity of nature to provide social and economic functions. We recognize that biodiversity impact and loss can be challenging to quantify and measure, but we believe companies should assess environmental inputs and outputs. We encourage companies to report on financially material impacts and dependencies on natural capital relevant to their business.
Other environmental shareholder proposals
For other environmental proposals covering themes including biodiversity, natural capital, deforestation, water usage, (plastic) packaging, as well as palm oil, we take a case-by-case approach and will generally support proposals calling for companies to provide disclosure where this is additive to the company’s existing efforts, the proposed information pertains to a material financial impact, and in our view is of economic benefit to investors.
SOCIAL TOPICS
Corporate culture, human capital, and diversity, equity, & inclusion
Through engagement we emphasize to management the importance of how they invest in and cultivate their human capital to perpetuate a strong culture. We assess culture holistically from an alignment of management incentives, responsiveness to employee feedback, evidence of an equitable and sound talent management strategy and commitment to diversity, equity, and inclusion (DEI) practices that promote shareholder value. We value transparency and use of key performance indicators.
A well-articulated culture statement and talent attraction, retention, and development strategy suggest that a company appreciates culture and talent as competitive advantages that can drive long-term value creation. It also sends a strong message when management compensation is linked, when appropriate, to employee satisfaction. If the company conducts regular employee engagement surveys, we look for leadership to disclose the results both positive and negative so we can monitor patterns and assess whether they are implementing changes based on the feedback they receive. We consider workplace locations and how a company balances attracting talent with the costs of operating in desirable cities.
We maintain that a deliberate human capital management strategy should foster a collaborative, productive workplace in which all talent can thrive. One ongoing engagement issue that pertains to human capital management is DEI. We see DEI practices as a material input to long-term financial performance, so as our clients’ fiduciaries, we seek to better understand how and to what extent a company’s approach to diversity is integrated with talent management at all levels. This is significantly aided when there is consistent, robust disclosure in place. A sound long-term plan holds more weight than a company’s current demographics, so we look for a demonstrable DEI strategy that seeks to improve shareholder value over time and align management incentives accordingly. To that end, we expect companies in the US to publicly disclose their EEO-1 reporting and all companies to disclose their DEI strategy.
Gender and racial pay equity are important parts of our assessment of a company’s diversity efforts. Pay inequity can impact shareholder value by exposing a company to challenges with recruiting and retaining talent, job dissatisfaction, workforce turnover, and costly lawsuits. Consequently, we may support proposals asking for improved transparency on a company’s gender and/or racial pay gap if existing disclosures are lagging best practice and if the company has not articulated its efforts to promote equal opportunities to advance to senior roles.
We believe diversity among directors, leaders, and employees contributes positively to shareholder value by imbuing a company with myriad perspectives that help it better navigate complex challenges. A strong culture of diversity and inclusion begins in the boardroom. See the Board Diversity section above for more on our approach.

Stakeholders and risk management
In recent years, discourse on opioids, firearms, and sexual harassment has brought the potential for social externalities the negative effects that companies can have on society through their products, cultures, or policies into sharp focus. These nuanced, often misunderstood issues can affect the value of corporate securities.
We encourage companies facing these risks to disclose related risk-management strategies. When a company faces litigation or negative press, we inquire about lessons learned and request evidence of substantive changes that aim to prevent recurrence and mitigate downside risk. In these cases, we may also support proposals requesting enhanced disclosure on actions taken by management.
Human rights
Following the 2015 passage of the UK’s Modern Slavery Act, a handful of countries have passed laws requiring companies to report on how they are addressing risks related to human rights abuses in their global supply chains. While human rights have been a part of our research and engagement in this context, we seek to assess companies’ exposures to these risks, determine the sectors for which this risk is most material (highest possibility of supply chain exposure), enhance our own engagement questions, and potentially work with external data providers to gain insights on specific companies or industries. To help us assess company practices and drive more substantive engagement with companies on this issue, we will generally support proposals requesting enhanced disclosure on companies’ approach to mitigating the risk of human rights violations in their business.
Cybersecurity
Robust cybersecurity practices are imperative for maintaining customer trust, preserving brand strength, and mitigating regulatory risk. Companies that fail to strengthen their cybersecurity platforms may end up bearing large costs. Through engagement, we aim to compare companies’ approaches to cyber threats, regardless of region or sector, to distinguish businesses that lag from those that are better prepared.
Political contributions and lobbying
We generally support shareholder proposals asking for enhanced disclosure and board oversight of a company’s political and lobbying activities where existing disclosure and board oversight are inadequate. This is because sufficient disclosure and board oversight are necessary to evaluate whether, and ensure that, these activities align with the company’s stated strategy and promote shareholder value.
JAPAN-SPECIFIC TOPICS
Capital allocation
We hold board chairs accountable for persistently low returns on equity (ROE) in Japan, using a five-year average ROE of below 5% as a guide. Our assessment of a company’s capital stewardship complements our assessment of board effectiveness without dictating specific capital allocation decisions. We may make exceptions where ROE is improving, where a long-cycle business warrants a different standard, or where new management is in place, and we feel they should not be punished for the past CEO/chair’s record.
Cross-shareholdings
Cross-shareholdings reduce management accountability by creating a cushion of crossover investor support. We may vote against the highest-ranking director up for reelection for companies where management has allocated a significant portion (20% or more) of net assets to cross-shareholdings. When considering this issue, we will take into account a company’s trajectory in reducing cross-shareholdings over time, as well as legitimate business reasons given to retain specific shareholdings.
Board diversity
We look for boards on the Japanese Prime Market to have a minimum 10% gender diversity, not inclusive of statutory auditors. For companies on the Non-Prime Market, we will also look for boards to have a minimum 10% gender diversity, inclusive of statutory auditors as applicable. We may vote against the chair of the board (or CEO in the absence of a board chair) where the board fails to meet this level. We expect to be able to support directors where a credible plan has been adopted to increase gender diversity ahead of the next meeting.
Board independence
We reserve the right to vote against the chair of the board or the most senior executive up for election at Japanese companies if the board of directors fails to meet the following independence expectations:
•
For companies on the Prime Market without a controlling shareholder, we expect the board to be comprised of at least one-third independent directors.
•
For companies on the Prime Market with a controlling shareholder, we expect the board to be majority independent.

•
For companies on the Non-Prime Market with a controlling shareholder, we expect the board to be comprised of at least one-third independent directors.
•
For companies on the Non-Prime Market without a controlling shareholder and a two-tiered board, we expect combined one-third independence of the board of directors and the board of statutory auditors, and at least two independent outside directors.
•
For companies on the Non-Prime Market without a controlling shareholder and a one-tiered board (with either one or three committees), we expect one-third independence.
We continue to require a majority of the board of statutory auditors to be independent, regardless of the market segments. We further encourage Japanese companies to establish nomination/compensation committees, and to clearly describe the role of the board chair in terms of setting the board agenda and driving accountability.
Important Information
Wellington Management Company LLP (WMC) is an independently owned investment adviser registered with the US Securities and Exchange Commission (SEC). WMC is also registered with the US Commodity Futures Trading Commission (CFTC) as a commodity trading advisor (CTA) and serves as a CTA to certain clients including commodity pools operated by registered commodity pool operators. WMC provides commodity trading advice to all other clients in reliance on exemptions from CTA registration. WMC, along with its affiliates (collectively, Wellington Management), provides investment management and investment advisory services to institutions around the world. Wellington Management Group LLP (WMG), a Massachusetts limited liability partnership, serves as the ultimate parent holding company of the Wellington Management global organization. All of the partners are full-time professional members of Wellington Management. Located in Boston, Massachusetts, Wellington Management also has offices in
Chicago, Illinois; New York, New York; Radnor, Pennsylvania; San Francisco, California; DIFC, Dubai; Frankfurt; Hong Kong; London; Luxembourg; Madrid; Milan; Shanghai; Singapore; Sydney; Tokyo; Toronto; and Zurich.
This material is prepared for, and authorized for internal use by, designated institutional and professional investors and their consultants or for such other use as may be authorized by Wellington Management. This material and/or its contents are current at the time of writing and may not be reproduced or distributed in whole or in part, for any purpose, without the express written consent of Wellington Management. This material is not intended to constitute investment advice or an offer to sell, or the solicitation of an offer to purchase shares or other securities. Investors should always obtain and read an up-to-date investment services description or prospectus before deciding whether to appoint an investment manager or to invest in a fund. Any views expressed herein are those of the author(s), are based on available information, and are subject to change without notice. Individual portfolio management teams may hold different views and may make different investment decisions for different clients.
©2024 Wellington Management Company LLP. All rights reserved.

Appendix C — Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund's portfolio manager as of each Fund's fiscal year ended December 31, 2025:
AllianceBernstein L.P.
AllianceBernstein’s compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for AllianceBernstein’s clients, including the Funds. AllianceBernstein also strives to ensure that compensation is competitive and effective in attracting and retaining the highest caliber employees.
Portfolio managers receive a base salary, incentive compensation and contributions to AllianceBernstein’s 401(k) plan. Part of the annual incentive compensation is generally paid in the form of a cash bonus, and part through an award under the firm's Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. Deferred awards are paid in the form of restricted grants of the firm’s Master Limited Partnership Units, and award recipients have the ability to receive a portion of their awards in deferred cash. The amount of contributions to the 401(k) plan is determined at the sole discretion of AllianceBernstein. On an annual basis, AllianceBernstein endeavors to combine all of the foregoing elements into a total compensation package that considers industry compensation trends and is designed to retain its best talent.
The incentive portion of total compensation is determined by quantitative and qualitative factors. Quantitative factors, which are weighted more heavily, are driven by investment performance. Qualitative factors are driven by contributions to the investment process and client success.
The quantitative component includes measures of absolute, relative and risk- adjusted investment performance. Relative and risk-adjusted returns are determined based on the benchmark in the Fund’s prospectus and versus peers over one-, three- and five-year calendar periods, with more weight given to longer-time periods. Peer groups are chosen by Chief Investment Officers, who consult with the product management team to identify products most similar to our investment style and most relevant within the asset class. Portfolio managers of the Funds do not receive any direct compensation based upon the investment returns of any individual client account, and compensation is not tied directly to the level or change in level of assets under management.
Among the qualitative components considered, the most important include thought leadership, collaboration with other investment colleagues, contributions to risk-adjusted returns of other portfolios in the firm, efforts in mentoring and building a strong talent pool and being a good corporate citizen. Other factors can play a role in determining portfolio managers’ compensation, such as the complexity of investment strategies managed, volume of assets managed and experience.
AllianceBernstein applies a leadership framework to clarify expectations and define how performance is measured. Assessments of investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and AllianceBernstein.
American Century Investment Management, Inc. (“American Century”)
Compensation
American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of March 31, 2023, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus, which is determined by a combination of factors. One factor is investment performance of funds a portfolio manager manages. The mutual funds’ investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.
Portfolio managers may have responsibility for multiple American Century Investments products. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of managed portfolios or ETFs. If the performance of a managed account or ETF is considered for purposes of compensation, it is generally measured via the same criteria as an American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group).
A second factor in the bonus calculation relates to the performance of a number of American Century Investments products managed according to one of the following investment disciplines: global growth equity, global value equity, disciplined equity, global fixed-income, and multi-asset strategies. The performance of American Century ETFs may also be included for certain investment disciplines. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed and the composite for certain portfolio managers may include multiple disciplines. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of portfolio managers’ bonuses may be discretionary and may be tied to factors such as profitability or individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.
Avantis Compensation Structure
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of the portfolio managers’ compensation takes the form of an annual bonus. The annual bonus of the Chief Investment Officer of Avantis is tied to average assets under management in the Avantis Investors’ funds. The bonuses of all other portfolio managers are discretionary, allocated by the Chief Investment Officer of Avantis, based on individual performance. Factors impacting the discretionary bonus may include a portfolio manager’s understanding and improvement of the funds’ investment models, efficient execution of investment decisions, and client interaction.
Restricted Stock Plans Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined several factors including but not limited to individual and product performance & manager discretion. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years.
BAMCO, Inc.
The compensation for Mr. Rosenberg includes a base salary and an annual bonus that is based, in part, on the amount of assets he manages, as well as his individual long-term investment performance, his overall contribution to the Firm and the Firm’s profitability.
BlackRock Advisors, LLC
BlackRock Financial Management, Inc.
BlackRock Investment Management, LLC
(collectively, BlackRock)
The discussion below describes the portfolio managers’ compensation as of December 31, 2025.
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation – Messrs. Brownback, Sjogren and Segall
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:
Portfolio Manager	Benchmark
Russell Brownback Harrison Segall	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Johan Sjogren	Varied Euro-Based Benchmarks and global inflation benchmark
Discretionary Incentive Compensation – Messrs. Inal and Zhao
Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers global compensation team determines the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are: FTSE United States in GBP; MSCI All Country (AC) Americas Index; Russell 1000 Index (GBP); Russell 1000 Index (Gross Total Return); Russell 1000 Value Index (Total Return); Russell 1000 Value Index TR in GBP; Russell 1000 Value TR Customized Index Performance Benchmark JPY; Russell 1000, expressed in EUR; Russell MidCap Value Index; S&P United States MidSmallCap Index; S&P US MidSmallCap Index (GBP).
A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.
Discretionary Incentive Compensation – Messrs. Rieder and Koesterich
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance is generally assessed over trailing 1-,3-, and 5-year periods relative to benchmarks plus an alpha target as well as against peer groups. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are: S&P 500 Index, FTSE World ex-US Index, ICE BofA Current 5-Year Treasury Index, FTSE Non-US Dollar World Government Bond Index, MSCI World Net TR Index and MSCI ACWI Minimum Volatility (USD) Index (USD).
Discretionary Incentive Compensation – Messrs. Sietsema and Tsang and Ms. Hsui
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Messrs. Sietsema and Tsang and Ms. Hsui is not measured against a specific benchmark.
Discretionary Incentive Compensation – Messrs. Rehan, Tai and Wilkinson
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets or strategies under management or supervision by that portfolio manager, and/or the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.   Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds, other accounts or strategies managed by each portfolio manager.  Performance is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of other accounts or strategies managed by these portfolio managers may not be measured against a specific benchmark.
Portfolio Manager	Benchmark
Rajan Rehan James Wilkinson	S&P Developed Property Net Index, FTSE Nareit ALL EQUITY REITS Net Index, FTSE EPRA Nareit Developed Index Net Index
Benjamin Tai	S&P Developed Property Net Index
Discretionary Incentive Compensation – Ms. Ly
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance is generally assessed over trailing 1-,3-, and 5-year periods relative to applicable benchmarks. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are: A combination of market-based indices (MSCI Developed, MSCI World, Russell 1000, Bloomberg U.S. Universal Index), certain customized indices and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. With the exception of Mr. Inal, the portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.
Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($350,000 for 2025).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Brownback, Inal, Koesterich, Rehan, Rieder, Segall, Sietsema, Tsang and Zhao and Mses. Hsui and Ly are eligible to participate in these plans.
United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the RSP is between 10% and 15% of eligible pay capped at £160,000 per annum. The RSP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Sjogren and Wilkinson are eligible to participate in these plans.
Singapore-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock Inc. has created a variety of incentive savings plans in which employees are eligible to participate, including the Singapore BlackRock Supplemental Retirement Plan (BSRP) and the Central Provident Fund (CPF) plan (mandatory retirement for Singapore nationals and Singapore Permanent Residents), BlackRock ORSO Retirement Plan (ORSO), and the BlackRock Employee Stock Purchase Plan (ESPP).
BlackRock contributes up to 10% of monthly salary to the BSRP and the CPF in total. BlackRock contributions follow the investment direction set by participants for their own contributions. The ORSO offers a range of investment options and the funds are managed by the firm. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date.  Mr. Tai is eligible to participate in these plans.
Channing Capital Management, LLC
Each member of the investment team receives as compensation a percentage of the revenue the firm earns from portfolios managed by a particular Portfolio Manager. All employees are eligible to participate in the Company’s 401(k) Plan, after age and continuous employment requirements are met, and all employees are eligible for a discretionary year-end bonus. Awards of discretionary bonuses are made by taking into consideration factors such as professionalism, competence, teamwork, cooperation, courtesy to other staff members, constructive attitude, solutions-oriented approach to work, percentage of year worked for the Advisor, and the magnitude of the pool itself.
ClearBridge Investments, LLC (“ClearBridge”)
ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. ClearBridge’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.
Base salary compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.
Discretionary compensation. In addition to base compensation managers may receive discretionary compensation.
Discretionary compensation can include:
•
Cash Incentive Award
•
Deferred Compensation - mandatory programs that typically defer a portion of discretionary year-end compensation into company managed funds. Portfolio Managers generally have required allocations in their main product, with the option to invest in additional managed funds. As a result, Portfolio Managers may have up to 100% of this award allocated to their primary managed product or its performance. For research analysts, 100% of the deferred amount is allocated among our managed funds. For U.S.-based employees, these investments are company assets held on the balance sheet and distributed to employees as shares, subject to applicable vesting requirements. Outside the United States, a third-party administrator tracks the performance as a notional investment, which is then paid out to employees in cash following vesting requirements.
•
Restricted Stock Deferral – a mandatory program that typically defers a portion of discretionary year-end compensation into Franklin Templeton restricted stock. The award is paid out to employees in shares subject to vesting requirements
Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for portfolio managers.
These include but are not limited to:
•
Investment performance. A portfolio manager’s compensation is linked to the investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s Prospectus) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5-year performance;
•
Appropriate risk positioning that is consistent with the strategy’s investment philosophy and approach to generation of alpha.
•
Overall firm profitability and performance;
•
Amount and nature of assets managed by the portfolio manager;
•
Contributions for asset retention, gathering and client satisfaction;
•
Contribution to mentoring, coaching and/or supervising;
•
Contribution and communication of investment ideas in ClearBridge’s Investment Committee meetings and on a day to day basis; and
•
Market compensation survey research by independent third parties.
Dimensional Fund Advisors LP
Dimensional’s portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the portfolios or other accounts that the portfolio managers manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as it’s Compensation Committee deems necessary to reflect changes in the market.
Each portfolio manager’s compensation consists of the following:
•
Base salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.
•
Annual Bonus. Each portfolio manager may receive an annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.
Portfolio managers may be awarded the right to purchase restricted shares of Dimensional’s stock, as determined from time to time by the Board of Directors of Dimensional or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees. In addition, portfolio managers may be given the option of participating in Dimensional’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.
FIAM LLC (“FIAM”)
Mr. Munoz's, Mr. O'Neil's, Mr. Corcoran’s, Mr. Day's, Mr. Foggin's, Mr. Plage's, and Ms. Ware's base salaries are determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other taxable bond funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Munoz's, Mr. O'Neil's, Mr. Day's, Mr. Plage's, and Ms. Ware's bonus that is linked to the investment performance of Fidelity ® Total Bond Fund is based on the pre-tax investment performance of the fund measured against the Bloomberg U.S. Aggregate Bond Index. The portion of Mr. Foggin's bonus is based on the pre-tax investment performance of the portion of Fidelity ® Total Bond Fund's assets the portfolio manager manages measured against the Bloomberg Global Aggregate Credit Ex U.S. Index Hedged USD. The portion of Mr. Corcoran's bonus that is linked to the investment performance of Fidelity ® Total Bond Fund is based on the pre-tax investment performance of the portion of the fund's assets the portfolio manager manages measured against the Bloomberg U.S. MBS Index. Mr. Harrison's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Harrison's bonus that is linked to the investment performance of Fidelity ® Total Bond Fund is based on the pre-tax investment performance of the fund's assets allocated to the high income asset class of the fund within the eVestment Alliance High Income.
Franklin Advisers, Inc.
Franklin Mutual Advisers, LLC
Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary. Each portfolio manager is paid a base salary.
Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
•
Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
•
Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.
•
Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.
Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Benefits. Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.
Goldman Sachs Asset Management, L.P. (GSAM)
Compensation for GSAM Portfolio Managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each Portfolio Manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio Managers are rewarded in part for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over one-, three- and five-year time horizons.
For compensation purposes, the benchmark for the LVIP Blended Large Cap Growth Managed Volatility Fund is Russell 1000® Growth Index.
The discretionary variable compensation for Portfolio Managers is also significantly influenced by various factors, including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameters and investment objectives of the fund. Other factors may also be considered including: (a) general client/shareholder orientation, and (b) teamwork and leadership.
As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, portfolio managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and, (2) for certain portfolio managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a portfolio manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).
Other Compensation: In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.
J.P. Morgan Investment Management Inc. (“JPMIM”)
JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
The compensation framework for JPMIM portfolio managers (“Portfolio Managers”) participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.
The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value — aligned with client objectives — including, but not limited to:
•
Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;
•
The scale and complexity of their investment responsibilities;
•
Individual contribution relative to the client’s risk and return objectives;
•
Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and
•
Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.
In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.

Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.
For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.
For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.
In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).
To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:
•
Reducing or altogether eliminating annual incentive compensation;
•
Canceling unvested awards (in full or in part);
•
Clawback/recovery of previously paid compensation (cash and / or equity);
•
Demotion, negative performance rating or other appropriate employment actions; and
•
Termination of employment.
The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.
In evaluating each Portfolio Manager’s performance with respect to the accounts he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the accounts:
Name of Fund	Benchmark
LVIP JPMorgan High Yield Fund	ICE BofA US High Yield Constrained Index
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	Russell Mid Cap Value Index
LVIP JPMorgan Short Duration Bond Fund	Bloomberg 1-3 Yr Gov/Credit
Lincoln Financial Investments Corporation (“LFI”)
The equity programs are designed to position LFI to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:
BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.
ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.
LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.
DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LFI employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LFI-advised funds.
Loomis, Sayles & Company, L.P.
Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Mr. Hamzaogullari’s compensation has four components: a competitive base salary, an annual incentive bonus driven by investment performance, participation in a long-term incentive plan (with an annual and a post-retirement payout), and a revenue sharing bonus if certain revenue thresholds and performance hurdles are met. Maximum variable compensation potential is a multiple of base salary and reflects performance achievements relative to peers with similar disciplines. The performance review considers the asset class, manager experience, and maturity of the product. The incentive compensation is based on trailing strategy performance and is weighted at one third for the three-year period, one third for the five-year period and one third for the ten-year period. He also receives performance based compensation as portfolio manager for a private investment fund. Loomis Sayles’ senior management reviews the components annually.
In addition, Mr. Hamzaogullari participates in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). He may also participate in the Loomis Sayles deferred compensation plan which requires all employees to defer 50% of their annual bonus if in excess of a certain dollar amount, except for those employees who will be age 61 or older on the date the bonus is awarded. These amounts are deferred over a two year period with 50% being paid out one year from the bonus anniversary date and the second 50% being paid out two years from the bonus anniversary date. These deferrals are deposited into an investment account on the employee's behalf, but the employee must be with Loomis Sayles on the vesting dates in order to receive the deferred bonus.
Massachusetts Financial Services Company (“MFS”)
MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2025, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2025, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds and/or MFS Funds managed in a substantially similar strategy to the portion of the Fund managed by the portfolio manager:
Fund / Portfolio Manager	Benchmark(s)
LVIP Blended Mid Cap Managed Volatility Fund
Eric Fischman	Russell Midcap ® Growth Index
Eric Braz	Russell Midcap ® Growth Index
LVIP MFS International Growth Fund
Kevin Dwan	MSCI EAFE Growth Index (net div)
Matthew Barrett	MSCI EAFE Growth Index (net div)
LVIP MFS Value Fund
Katherine Cannan	Russell 1000® Value Index

Fund / Portfolio Manager	Benchmark(s)
Nevin Chitkara	Russell 1000® Value Index
Thomas Crowley	Russell 1000® Value Index
Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.
The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.
MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.
Mondrian Investment Partners Limited (Mondrian)
Mondrian’s compensation program is designed to enable it to retain and motivate a team of high-quality employees with both attractive shorter-term remuneration and long-term equity incentives that are appropriately competitive, well-structured and which help align the aspirations of individuals with those of clients and the company. Overall strategy performance (of which the Fund is a part) is also taken into consideration.
Mondrian’s compensation program includes:
1. Competitive Salary - All investment professionals are remunerated with a competitive base salary.
2. Profit Sharing Bonus Pool - All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit-sharing pool determined by the company’s profitability (approximately 30% of profits).
3. Equity Ownership - Mondrian is employee owned. A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business. Equity value is built up over many years with long vesting periods and the value of any individual’s equity is normally paid out in instalments over a number of years post an agreed retirement from the firm. This is a (very) long term incentive plan directly tied to the long-term equity value of the firm.
Incentives (Bonus and Equity Programs) focus on the key areas of a) investment research quality, b) long-term and short-term performance of the strategy and coverage stocks (against both the strategy benchmark as well as peer group), c) teamwork, d) contributions to client service and business development. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation to these factors and of participation in these programs will reflect this.
At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system. This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.
Remuneration Committee
In determining the amount of bonus and equity awarded, Mondrian’s Board of Directors consults with the company’s Remuneration Committee, who will make recommendations based on a number of factors including investment research, investment performance contribution, organization management, team work, client servicing and business development.

Defined Contribution Pension Plan
All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The plan is governed by trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.
Mondrian remuneration philosophy
The guiding principle of the company’s compensation programs is to enable it to retain and motivate a team of high quality employees with both attractive shorter term remuneration and long-term equity incentives that are appropriately competitive, well-structured and which help align the aspirations of individuals with those of the company and its clients. Through widespread equity ownership, we believe that Mondrian as an owner operated business provides an excellent incentive structure that is highly likely to continue to attract, hold and motivate a talented team.
Approximately half of Mondrian employees are equity owners of the business. In determining whether an employee should become an owner, Mondrian has to date focused on senior management, investment professionals and senior client service and operations personnel. The equity owners represent those staff recognized as either a significant contributor currently or in the future and awards focus in particular on key investment professionals.
Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, should enable us to attract and retain high caliber employees.
Nomura Investments Fund Advisers
Compensation Structure
Each portfolio’s manager’s compensation consists of the following:
Base Salary - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.
1.
U.S. Small-Mid Cap Value Equity (K. Carabasi, K. Madden, M. Foley)
Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. A percentage of these revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar, Inc. (“Morningstar”) peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period. Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.
2.
U.S. Core Equity (C. Bollen, W. Mitchell, C. Adams, M. Morris, D. Padilla, D. Reidinger, C. Van Het Hoen)
Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. A percentage of these revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors and objective factors. The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar, Inc. (“Morningstar”) peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period. Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.
3.
Fixed Income (B. Scotto, J. Rao)
Investment professionals are eligible to receive a profit share allocation, which is based on quantitative and qualitative factors. Profit share allocations to individuals consider individual remuneration levels in the market in which the Nomura Asset Management business operates and are primarily based on business profits and individual contribution to profits for Nomura Asset Management revenue generating employees. Individual contribution is assessed on a range of factors including the successful completion of key fund and portfolio investment initiatives, and the long-term performance of the investments for which an individual is responsible. The total amount available for profit share allocations to individual investment professionals is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the Fund’s Broadridge Financial Solutions, Inc. (formerly, Lipper Inc.) (“Broadridge”) or Morningstar, Inc. peer group percentile ranking on a 1-, 3-, and 5-year basis, with longer term performance more heavily weighted. For managed separate accounts, the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance database (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted; composite performance relative to the benchmark is also evaluated for the same time periods. Incentives reach maximum potential at the top 25th-30th percentile. The remaining portion of the profit allocation is discretionary as determined by Nomura Asset Management and takes into account subjective factors.
For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.
Portfolio managers participate in the following retention programs, including a notional fund unit plan (the “NFU Plan”) and a restricted stock unit plan (the “RSU Plan”), for alignment of interest purposes.
Nomura Notional Fund Unit (NFU) — A portion of a portfolio manager's discretionary bonus may be notionally aligned with the performance of certain funds pursuant to the terms and vesting conditions of the Nomura Notional Fund Unit Award Agreement. In general, the award will vest in equal tranches over a period of 3 years with longer vesting periods as necessary to comply with regulatory requirements.
Nomura Restricted Stock Unit (RSU) — A portion of a portfolio manager's discretionary bonus may be granted in RSUs pursuant to the terms and vesting conditions of the Nomura Global Restricted Stock Unit Award Agreement, which is used to deliver remuneration in the form of Nomura equity. In general, vesting and delivery of shares will be in equal tranches over a period of 3 years with longer vesting periods as necessary to comply with regulatory requirements.
Other Compensation – Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.
Pacific Investment Management Company, LLC (“PIMCO”)
PIMCO’s and its affiliates’ approach to compensation seeks to provide professionals with a compensation process that is driven by values of collaboration, openness, responsibility and excellence.
Generally, compensation packages consist of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for clients, among other factors. A portfolio manager’s compensation is not based solely on the performance of the Fund or any other account managed by that portfolio manager:
Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.
Variable Compensation – In addition to a base salary, portfolio managers have a variable component of their compensation, which is based on a combination of individual and company performance and includes both qualitative and quantitative factors. The following non-exhaustive list of qualitative and quantitative factors is considered when determining total compensation for portfolio managers:
•
performance measured over a variety of longer- and shorter-term periods, including 5- year, 4-year, 3-year, 2- year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Fund(s)) and relative to applicable industry peer groups; and
•
amount and nature of assets managed by the portfolio manager.
The variable compensation component of an employee’s compensation may include a deferred component. The deferred portion will generally be subject to vesting and may appreciate or depreciate based on the performance of PIMCO and/or its affiliates. PIMCO’s Long-Term Incentive Plan provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. Additionally, PIMCO's Carried Interest Plan provides eligible participants (i.e. those who provide services to PIMCO’s alternative funds) a percentage of the carried interest otherwise payable to PIMCO if the applicable performance measurements described in the alternative fund's partnership agreements are achieved.
Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

Schroder Investment Management North America Inc.
Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. The Fund’s portfolio managers are compensated for their services to the Fund and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits. A limited number of fund managers may also receive awards under a long-term incentive program, aimed at recognizing key talent and sustained performance and potential. In addition, certain employees, typically those in our Schroders Capital business, may also be eligible to participate in carried-interest sharing arrangements, which further enhance long-term retention and alignment to investment performance.
Base salary of Schroders employees is determined by reference to the level of responsibility inherent in the role and the skills and experience of the incumbent, and is benchmarked annually against market data to ensure that Schroders is paying competitively. Schroders reviews base salaries annually, targeting increases at lower earners, for whom fixed compensation comprises a more significant portion of total compensation, as well as employees whose roles have increased in scope materially during the year and those whose salary is behind market rates. At more senior levels, base salaries tend to be adjusted less frequently as the emphasis is increasingly on the discretionary bonus.
Schroders believes that a discretionary incentive scheme approach is preferable to the use of formulaic arrangements to ensure that good conduct and behaviors in line with the Schroders values are rewarded, to avoid reinforcing or creating conflicts of interest and to encourage a one team attitude. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders considers a range of performance metrics including the performance of their Funds relative to competitors and to relevant benchmarks (which may be internally-and/or externally-based and are considered over a range of performance periods, including over one and three year periods), the level of Funds under management and the level of performance fees generated, if any. The portfolio managers’ compensation for other accounts they manage may be based upon such accounts’ performance. Non-financial performance metrics, including adherence to effective risk management, also form a significant part of the performance assessment process which is considered in determining the individual’s bonus award. Schroders assesses each employee’s performance across three key areas: Business Excellence, Behavioral Excellence and Conduct, taking into account factors such as leadership, contribution to other parts of the business, and identifying those whose behavior exemplifies our corporate values of excellence, integrity, teamwork, passion, and innovation. For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock and fund-based awards of notional cash investments in a range of Schroders funds.
These deferrals vest over a period of three years or more and seek to ensure that the interests of employees are aligned with those of clients and shareholders.
SSGA Funds Management, Inc.
State Street Investment Management’s (“State Street IM”) culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.
Salary is based on a number of factors, including external benchmarking data and market trends, and performance both at the business and individual level. State Street IM’s Global Human Resources department regularly participates in compensation surveys in order to provide State Street IM with market-based compensation information that helps support individual pay decisions.
Additionally, subject to State Street and State Street IM business results, an incentive pool is allocated to State Street IM to reward its employees. The size of the incentive pool for most business units is based on the firm’s overall profitability and other factors, including performance against risk-related goals. For most State Street IM investment teams, State Street IM recognizes and rewards performance by linking annual incentive decisions for investment teams to the firm’s or business unit’s profitability and business unit investment performance over a multi-year period.
Incentive pool funding for most active investment teams is driven in part by the post-tax investment performance of fund(s) managed by the team versus the return levels of the benchmark index(es) of the fund(s) on a one-, three- and, in some cases, five-year basis. For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the State Street Investment Management Long-Term Incentive (“State Street Investment Management LTI”) program. For these teams, the State Street Investment Management LTI program indexes the performance of these deferred awards against the post-tax investment performance of fund(s) managed by the team. This is intended to align State Street IM’s investment team’s compensation with client interests, both through annual incentive compensation awards and through the long-term value of deferred awards in the State Street Investment Management LTI program.

For the index equity investment team, incentive pool funding is driven in part by the post-tax 1 and 3-year tracking error of the funds managed by the team against the benchmark indexes of the funds.
The discretionary allocation of the incentive pool to the business units within State Street IM is influenced by market-based compensation data, as well as the overall performance of each business unit. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the overall performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which may include cash and/or Deferred Stock Awards (State Street stock), which typically vest over a four-year period. This helps to retain staff and further aligns State Street IM employees’ interests with State Street IM clients’ and shareholders’ long-term interests.
State Street IM recognizes and rewards outstanding performance by:
•
Promoting employee ownership to connect employees directly to the company’s success.
•
Using rewards to reinforce mission, vision, values and business strategy.
•
Seeking to recognize and preserve the firm’s unique culture and team orientation.
•
Providing all employees the opportunity to share in the success of State Street IM.
T. Rowe Price Associates
The compensation structure for the T. Rowe Price funds’ portfolio managers consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.
Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Australia, T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, T. Rowe Price International, and T. Rowe Price Investment Management, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered.
Compensation is viewed with a long-term time horizon. The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across applicable investment platforms; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.
All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group, and certain vice presidents of T. Rowe Price Group receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used when evaluating the performance of all portfolios managed.
Wellington Management Company LLP
Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Subadvisory Agreements between Wellington Management and Lincoln Financial Investments Corporation on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2025.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund's manager listed in the prospectuses who is primarily responsible for the day-to-day management of the Funds (“Portfolio Manager”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager's incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one, three, and five-year periods, with an emphasis on five-year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Partners are eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Garabedian is a Partner.
Fund	Benchmark Index and/or Peer Group for Incentive Period
LVIP Wellington SMID Cap Value Fund	Russell 2500 Value

Lincoln Variable Insurance Products Trust
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
1301 South Harrison Street
Fort Wayne, Indiana 46802
Statement of Additional Information May 1, 2026
This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption — referred to as “Funds”—of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: Standard Class and Service Class.
In reorganization transactions that occurred on May 1, 2023, the LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (each a “Fund”, together the “Funds”) acquired and assumed the performance, financial and other historical information of the JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, JPMorgan Insurance Trust Small Cap Core Fund, and JPMorgan Insurance Trust U.S. Equity Portfolio, each formerly a series of the JPMorgan Insurance Trust (each a “Predecessor Fund,” together the “Predecessor Funds”). Accordingly, information provided in this SAI for the Funds that relates to periods prior to May 1, 2023 is that of the Predecessor Funds.
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference here and here. This SAI should be read in conjunction with each Fund’s prospectus dated May 1, 2026, as may be amended or supplemented. You may obtain copies of a Fund's prospectus, annual and semi-annual reports, and other information such as Fund financial statements upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 866-436-8717.

[THIS PAGE INTENTIONALLY LEFT BLANK]

3

Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
Prior to April 30, 2003, each fund in the Trust in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003.
Each of the Funds is diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”).
References to “Adviser” in this SAI include both Lincoln Financial Investments Corporation (“LFI”) and a Fund's sub-adviser unless the context otherwise indicates.
The Funds have had no changes to their name within the past five years.
References to “each Fund,” a Fund” and “the Funds” in this SAI include the Fund and other series of the Trust.
Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).
Each Fund may not:
1.
Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.
2.
Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.
3.
Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
4.
Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.
6.
Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.
7.
With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.
The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.
4

The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the fund’s total assets from banks, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
“Senior securities” are generally fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks. A fund also may borrow an amount equal to up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.
Manager of Managers
Certain of the Funds employ a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29170 and 29197) to permit the Funds’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
The Funds have also received an SEC exemptive order (SEC Investment Company Act Rel. Nos. 34727 and 34749) which permits the Funds’ Board of Trustees to approve new sub-advisory agreements or material amendments to an existing sub-advisory agreement at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that: (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting; (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person meeting; (iii) the need for considering the proposal at a non-in-person meeting will be explained to the Board; and (iv) the Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case, the Board will consider the proposal at an in-person meeting unless the objection is rescinded).
Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.
Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means a Fund’s Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds or by other mutual funds in which a Fund invests.
Below describes additional information concerning the investment strategies that the Funds may employ, either principal or discretionary, and the risks of those investment strategies.
All Funds Investments
The following additional investment strategy and risk information relates to all Funds.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of a Fund’s investments, or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or have an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and AI Technologies may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI Technologies. To the extent a Fund invests in companies that are involved in various aspects of AI Technologies, such Fund is particularly sensitive to the risks of
5

those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on AI Technologies. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Actual usage of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.
The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.
Cybersecurity. The use of technology is more prevalent in the financial industry, including the Funds’ management and operations, than in other industries. As a result, the Funds are more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. Cyber-attacks might potentially be carried out by persons or organizations, including foreign governments, using techniques, including electronically circumventing network security, overwhelming websites, gathering intelligence, engaging in ransomware attacks, efforts to make services unavailable to intended users and social engineering functions aimed at obtaining information necessary to gain access. In addition, power or communication outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds' operations. A cybersecurity breach may result in:
•
Financial losses to the Funds and shareholders;
•
The inability of the Funds to timely process transactions or conduct trades;
•
Delays or mistakes in materials provided to shareholders;
•
Errors or delays in the calculation of Funds’ net asset values;
•
Violations of privacy and other laws (including those related to identity theft);
•
Regulatory fines, penalties and reputational damage; and
•
Compliance and remediation costs, legal fees and other expenses.
In addition, the noted risks may adversely impact LFI, a Fund’s sub-adviser, if any, the Funds’ principal underwriter, administrator and other service providers to the Funds, as well as financial intermediaries and parties with which the Funds do business. These risks, in turn, could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, especially as different or unknown risks may emerge in the future. This is particularly the case because the Funds do not directly control the
6

cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact. There is also the risk that cybersecurity breaches may not be detected.
Environment, Social, and Governance (“ESG”). Although a Fund does not seek to implement a specific ESG, impact or sustainability strategy unless disclosed in its prospectus, the Fund’s investment process may integrate ESG factors with traditional fundamental factors. The weight given to any particular ESG factor varies across asset classes, sectors, and strategies and no one factor is determinative. When integrating ESG factors into the investment process, the Fund may rely on third-party data believed to be reliable, but the accuracy of such third-party data is not guaranteed. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, regardless of its source, is mostly based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. While the Fund believes that consideration of ESG factors has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the consideration of ESG factors will result in better performance. Investor views on positive or negative ESG characteristics can differ, and the current lack of common standards may result in different approaches to considering ESG factors. Accordingly, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A Fund’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.
Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of investments purchased by the Funds, subject to the Fund’s liquidity risk management program, as approved by the Board of Trustees.
The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
If the value of a Fund’s assets invested in illiquid investments at any time exceeds the limitation on illiquid investments, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.
Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.
A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the SEC (SEC Investment Company Act Rel. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.
If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.
7

Litigation Risk. From time to time, a Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects a Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by a Fund or adversely affect the value of the Fund’s shares.
Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.
Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.
Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.
Operational Risk. Each Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund and the adviser (and sub-adviser, if any) seek to reduce these operational risks through controls and procedures. However, these measures do not completely eliminate such risk or address every possible risk and may be inadequate to address significant operational risks.
Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.
Private companies. The Funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent a Fund from selling their company shares for a period of time following the public offering.
Investments in private companies can offer a Fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.
Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements
8

to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.
The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.
Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
The short sale amounts designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.
When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.
Special Situations. A Fund may invest in certain securities under special situations. A special situation arises when, in the adviser’s opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
9

A Fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.
Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, including but not limited to, holding a substantial portion of the Fund's assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.
United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which a Fund has exposure.
Equity Investments
The following additional investment strategy and risk information relates to each Fund that may invest in equity securities.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Equity Securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants. Equity securities may decline due to general market conditions, which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed-income securities.
Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated and the general risk that domestic and global economies have historically risen and fallen in periodic cycles. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.
Exchange-Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times. Furthermore, bid/ask spreads and the resulting premium or discount to NAV of the ETF’s shares may widen during the time when the ETF’s listing exchange is open but after the applicable
10

market closing, fixing or settlement times. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LFI nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.
ETF Authorized Participant Concentration Risk. For an underlying exchange-traded fund, only an “authorized participant” may engage in creation or redemption transactions directly with the ETF. The ETF may have a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF and no other authorized participant is able to step forward to create or redeem “creation units,” the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.
Fixed Income Investments
The following additional investment strategy and risk information relates to each Fund that may invest in fixed-income securities.
Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors, including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing any credit enhancement. If the required payments of principal and interest are not made to the trust with respect to the underlying loans after the credit enhancement is exhausted, certificate holders may experience losses or delays in payment.
For many asset-backed securities, the cash flows from the pool are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the pool and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from an asset-backed security typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, asset-backed security tranches can experience substantial losses.
In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.
A Fund may invest in each of collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (SPE) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create synthetic exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.
Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs
11

may be illiquid. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced fire sale liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed-income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers. The rate of interest on a fixed-income security may be fixed, floating or variable. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The income earned by a Fund on investments in floating and variable rate securities will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus, a Fund’s income on such investments will be more unpredictable than the income earned on such investments with a fixed rate of interest.
Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.
As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the values of debt securities typically increase. In periods of rising interest rates, the values of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of a Fund’s shares to fluctuate in value.
A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services LLC (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.
Delayed Delivery and When-Issued Securities and Forward Commitments. Some Funds may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. The Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.
Exchange-Traded Notes (“ETNs”). A Fund may invest in ETNs. ETNs are typically notes representing senior, unsecured, unsubordinated debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs,
12

ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (reference instrument) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service will accept, or a court will uphold, how a Fund characterizes and treat ETNs for tax purposes.
There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
High Yield Fixed-Income Securities (“Junk” Bonds). Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed-income securities (commonly referred to as high yield bonds or “junk” bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.
High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.
The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws also may have a negative impact on the market for high yield bonds.
The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair valued” in accordance with a Fund's procedures. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. The rate of interest on a loan may be fixed, floating or variable. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower’s failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
13

Investments in loans directly or through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.
Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate (CMBS) or residential properties (RMBS). Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.
Mortgage-related securities include collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities”—are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi- class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, a Fund may invest in various tranches of CMO bonds, including support bonds.
Fannie Maes and Freddie Macs are pass-through securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support.
The Federal Housing Finance Agency and the White House have made public statements regarding plans to consider ending the conservatorship of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on their creditworthiness and guarantees of certain mortgage-backed securities. Should Fannie Mae's and Freddie Mac's conservatorship end,
14

there could be an adverse impact on the value of their securities, which could cause losses to a Fund. In addition, under the direction of the Federal Housing Finance Agency, Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.
The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.
Municipal Bonds. A Fund may invest in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (Municipal Bonds). A Fund may also invest in Municipal Bonds that pay interest excludable from gross income for purposes of state and local income taxes of the designated state and/or allow the value of a Fund’s shares to be exempt from state and local taxes of the designated state (State Municipal Bonds). A Fund may also invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the manager believes such securities to pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of the designated state and/or state and local personal property taxes of the designated state (Non-Municipal Tax-Exempt Securities). Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long term municipal securities. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by applicable law. Other types of Municipal Bonds include, but are not limited to, moral obligation bonds, municipal notes, municipal lease obligations, tender option bonds, variable rate demand obligations, municipal interest rate swap transactions, insured municipal bonds and Build America bonds.
The issuer of Municipal Bonds pays a fixed, floating or variable rate of interest, and must repay the principal at maturity. The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. Investments in Non-Municipal Tax-Exempt Securities may present similar risks, depending on the particular product. Certain instruments in which a Fund may invest may be characterized as derivatives.
The value of the Municipal Bonds may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of a Fund’s investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers. There will be a limited market for certain Municipal Bonds and a Fund could face illiquidity risks.
Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is excluded from gross income for Federal income tax purposes and any applicable state and local taxes. Other types of private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues. The two principal classifications of Municipal Bonds are general obligation and revenue or special obligation bonds, which latter category includes private activity bonds (or industrial development bonds under pre-1986 law).
Real Estate Investment Trusts (“REITs”). Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act. For taxable years
15

beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITS may be entitled to the deduction.
Real Estate Securities. A Fund investing significantly in the global real estate industry may carry a much greater risk of adverse developments in the real estate industry than a fund that invests less significantly in that industry. Real estate values rise and fall in response to a variety of factors, including: local, regional, and national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.
To Be Announced (TBA) Investments Risk. TBA transactions include when-issued and delayed delivery securities and forward commitments. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security. TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). The guarantee by the U.S. Government may be affected by ongoing debt negotiations and related uncertainty or debt default.
Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.
U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.
A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.
A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.
In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.
Foreign Investments
The following additional investment strategy and risk information relates to each Fund that may invest in foreign securities.
16

Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge). Certain Funds may also invest in currency forwards to gain exposure to a particular currency or to enhance returns.
A Fund may enter into forward contracts to shift its investment exposure from one currency to another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.
The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.
Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.
Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments and therefore may reduce the value of foreign investments.
Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may be difficult to enforce legal rights in foreign countries.
Investing abroad involves different political and economic risks. The national politics of foreign countries can be unpredictable and subject to influence by disruptive political groups or ideologies. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, tariffs, trade embargoes or other government intervention. There may be a greater possibility of default by foreign governments or foreign
17

government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability or collapse, military action or unrest, terrorism, regional conflicts, war or adverse diplomatic developments, which could negatively impact investments in those countries. Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, increase diligence and other similar costs to a Fund, render valuation of affected investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect a Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole.
The foreign countries in which a Fund invests may become subject to economic and trade sanctions or embargoes imposed by the U.S. or foreign governments or the United Nations. Such sanctions or other actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In addition, such sanctions could result in a freeze on an issuer’s securities which would prevent a fund from selling securities it holds. The value of the securities issued by companies that operate in or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund’s returns. The risks related to sanctions or embargoes are greater in emerging and frontier market countries. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.
Investing in emerging markets involves additional risks. An “emerging market company” generally is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The countries included in this definition will change over time. Foreign investment considerations generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. In many emerging markets, including China, there also is substantially greater risk that company disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse, in comparison to U.S. domestic companies. Furthermore, with respect to business operations in China, there are significant risks due to different regulatory and audit requirements related to the quality of financial statements of Chinese issuers and limitations on the ability to inspect the quality of audits performed in China, particularly the Public Company Accounting Oversight Board's lack of access to inspect Chinese audit firms. Securities of issuers located in China and other emerging market countries tend to have volatile prices and may offer significant potential for loss as well as gain.
In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.
Investing through Stock Connect (China and Hong Kong). Certain Funds may invest in eligible securities (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) or the Shenzhen Stock Exchange (“SZSE”) through the Shanghai – Hong Kong Stock Connect program and the Shenzhen - Hong Kong Stock Connect program (collectively, “Stock Connect”). Stock Connect allows non-Chinese investors (such as the Funds) to purchase certain equities via brokers in Hong Kong. Purchases of securities through Stock Connect are subject to market-wide daily quota limitations, which may prevent a Fund from purchasing Stock Connect securities when it is otherwise advantageous to do so. Once such daily quota on SSE or SZSE is used up, acceptance of the corresponding buy orders on SSE or SZSE (as applicable) will be immediately suspended and no further buy orders will be accepted for the remainder of the trading day. Buy orders which have been accepted will not be affected by the using up of the daily quota, while sell orders will continue to be accepted. An investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. Because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either the People’s Republic of China (“PRC”) or Hong Kong, and there are trading days in the PRC when Stock Connect investors will not be able to trade. As a result, prices of Stock Connect securities may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares and ETFs are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no
18

longer be purchased through Stock Connect. In addition, the applicable rules as well as trading, settlement and information technology (“IT”) systems required to operate Stock Connect are continuing to evolve. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.
Stock Connect is subject to regulations by both Hong Kong and the PRC. Regulators in both jurisdictions are allowed to suspend Stock Connect trading; Chinese regulators may also suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions, and such suspensions may be widespread. There can be no assurance that further regulations will not affect the availability of securities under Stock Connect, operational arrangements or other limitations. Stock Connect transactions are not covered by investor protection programs of either the Hong Kong Stock Exchanges, SSE or SZSE although for defaults by Hong Kong brokers occurring on or after January 1, 2020, the Hong Kong Investor Compensation Fund will cover losses incurred by investors with a cap at HK $500,000 per investor with respect to securities traded on a stock market operated by the SSE and/or SZSE and in respect of which an order for sale or purchase is permitted to be routed through the northbound link of the Stock Connect. In the PRC, Stock Connect securities are held on behalf of ultimate investors (such as the Fund) by the Hong Kong Securities Clearing Company Limited (“HKSCC”) as nominee. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Stock Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve. To the extent HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, a Fund has no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC. In this event, a Fund may not fully recover its losses and the process could be delayed. A Fund may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Fund will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the Stock Connect securities in the PRC or elsewhere. Therefore, even though a Fund’s ownership may be ultimately recognized, the Fund may suffer difficulties or delays in enforcing their rights in A-shares. Stock Connect trades are settled in Renminbi (RMB), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.
Stock Connect trades are either subject to certain pre-trade requirements or must be placed in special segregated accounts that allow brokers to comply with these pre-trade requirements by confirming that the selling shareholder has sufficient Stock Connect securities to complete the sale. If a Fund does not utilize a special segregated account, a Fund will not be able to sell the shares on any trading day where it fails to comply with the pre-trade checks. In addition, these pre-trade requirements may, as a practical matter, limit the number of brokers that a Fund may use to execute trades. While the Fund may use special segregated accounts in lieu of the pre-trade check, relevant market practice with respect to special segregated accounts is continuing to evolve.
Investing through Bond Connect (China and Hong Kong). Certain Funds may invest in the China Interbank Bond Market (the “CIBM”) through China’s Bond Connect Program (“Bond Connect”) subject to any applicable regulatory limits. Bond Connect is a bond trading and settlement linked program developed by the People’s Bank of China (“PBOC”), Hong Kong Monetary Authority (“HKMA”), China Foreign Exchange Trade System and National Interbank Funding Centre (“CFETS”), China Central Depository and Clearing Co., Ltd. (“CCDC”), Shanghai Clearing House (“SCH”), Hong Kong Exchanges and Clearing Limited and Central Moneymarkets Unit (“CMU”), with the aim of achieving mutual bond market access between China and Hong Kong. For the time being, this program allows eligible Hong Kong and overseas investors to invest in the bonds traded in the CIBM through the northbound trading of Bond Connect (the “Northbound Trade Link”) only.
Eligible Hong Kong and overseas investors may use their own sources of Renminbi in the Chinese offshore market (“CNH”) or convert foreign currencies into the Renminbi to invest in CIBM bonds under Bond Connect. A Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and Renminbi in respect of such investments. Currently, there is no investment quota for the Northbound Trade Link.
By seeking to invest in the CIBM via Bond Connect, a Fund is subject to the following additional risks:
General Risk. The relevant regulations are relatively untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect a Fund. Bond Connect requires use of new information technology systems which may be subject to operational risk due to Bond Connect’s cross-border nature. If the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted.
Market Risk. A Fund investing in the CIBM is subject to liquidity, valuation and volatility risks. Market volatility and potential lack of liquidity due to possible low trading volume of certain bonds in the CIBM may result in prices of certain bonds traded in the CIBM fluctuating significantly. The bid and offer spreads of the prices of such bonds may be large, and the Fund may therefore incur significant trading and realization costs and may even suffer losses when selling such investments. In addition, Bond Connect is only available on days when markets in both the PRC and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position and, therefore, may limit the Fund’s ability to trade when it would be otherwise attractive to do so.
19

To the extent that a Fund transacts in the CIBM, the Fund may also be exposed to risks associated with settlement procedures and default of counterparties. The counterparty which has entered into a transaction with the Fund may default in its obligation to settle the transaction by failure to deliver relevant securities or to make payment.
Third Party Agent Risk. Under the Northbound Trading Link, CFETS or other institutions recognized by PBOC (as the registration agents) shall apply for registration with PBOC for the eligible Hong Kong and overseas investors. In addition, CMU (as the offshore custody agent recognized by the HKMA) shall open a nominee account with CCDC/SCH (as the onshore custody agent) as nominee holder of the CIBM bonds purchased by Hong Kong and overseas investors through Bond Connect.
As the relevant filings, registration with PBOC, and account opening have to be carried out by an onshore settlement agent, offshore custody agent, registration agent or other third parties (as the case may be), a Fund is subject to the risks of default or errors on the part of such third parties.
Operational Risk. Bond Connect provides a new channel for investors from Hong Kong and overseas to access the CIBM directly. It is premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant authorities.
The “connectivity” in Bond Connect requires routing of orders across the border. This requires the development of new information technology systems. There is no assurance that the systems of market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted. A Fund’s ability to access the CIBM (and hence to pursue its investment strategy) may be adversely affected.
Regulatory Risk. The PBOC Bond Connect rules are departmental regulations having legal effect in China. However, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such rules.
Bond Connect is novel in nature and is subject to regulations promulgated by regulatory authorities and implementation rules made by the relevant authorities in China and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under Bond Connect.
The regulations are currently untested and there is no certainty as to how they will be applied. Moreover, the current regulations are subject to change. There can be no assurance that Bond Connect will not be abolished. A Fund which may invest in the CIBM through Bond Connect may be adversely affected as a result of such changes.
Legal/Beneficial Ownership Risk. Where CIBM bonds are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of CMU and CCDC/SCH. CIBM bonds will be held by CMU as a nominee holder of the bonds purchased by foreign investors through Bond Connect. The PBOC has made it clear that the ultimate investors are the beneficial owners of the relevant bonds and shall exercise their rights against the bond issuer through CMU as the nominee holder. While the distinct concepts of nominee holder and beneficial owner are referred to under PBOC rules or regulations, as well as other laws and regulations in China, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such concepts. Therefore, although a Fund's ownership may be ultimately recognized, it may suffer difficulties or delays in enforcing its rights over CIMB bonds.
Tax within China. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in CIBM bonds through Bond Connect could result in unexpected tax liabilities for a Fund. A Fund’s investments in CIBM bonds may cause the Fund to become subject to withholding and other taxes imposed by China.
If a Fund were considered to be a tax resident enterprise of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a Fund were considered to be a non-tax resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax on the profits attributable to the permanent establishment. The Adviser intends to operate the Funds in a manner that will prevent them from being treated as tax resident enterprises of China and from having a permanent establishment in China. It is possible, however, that China could disagree with that conclusion, or that changes in Chinese tax law could affect the Chinese corporate income tax status of a Fund.
Unless reduced or exempted by the applicable tax treaties, China generally imposes withholding income tax at the rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China.
The Ministry of Finance of China and the State Administration of Taxation of China issued Caishui No. 108 on November 7, 2018 (“Notice 108”), which states that foreign investors will be temporarily exempt from the withholding income tax on their gains derived from CIBM bond interest.
The Adviser or a Fund may also potentially be subject to Chinese value added tax at the rate of 6% on capital gains derived from trading of CIBM bonds and coupon interest income (if any). Notice 108 specifies that foreign investors will also be temporarily exempt from the value added tax exemption on their gains derived from CIBM bond interest. In addition, urban maintenance and construction
20

tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Adviser or a Fund were liable for value added tax it would also be required to pay the applicable surtaxes.
The temporary exemption of withholding tax and value added tax will continue during the period from November 7, 2021 through December 31, 2025. If, in the future, China begins to apply tax rules regarding the taxation of bond interest income derived by foreign investment in CIBM, and/or begins to collect withholding tax and other taxes on such investment, the Adviser or a Fund could be subject to such withholding tax and value added tax.
Sanctions, Trade and Investment Restrictions Relating to PRC. In recent years, various governmental bodies have considered and, in some cases, imposed sanctions, trade and investment restrictions and/or notification requirements targeting the PRC (inclusive of Hong Kong and Macau), and it is possible that additional restrictions may be imposed in the future. Given the complex and evolving relationship between the PRC and certain other countries, it is difficult to predict the impact of such restrictions on market conditions. Further, complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors, increase diligence and other similar costs to the Fund, render valuation of China-related investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole. New and contemplated sanctions, trade, and other investment restrictions and obligations could also have adverse impacts to a Fund in various and unpredictable ways. In addition, the Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with such sanctions and other restrictions. Disruptions caused by such sanctions and other restrictions may also impact the PRC’s economy, as well as the PRC and other issuers of securities in which a Fund is invested, and may result in the PRC imposing countermeasures which may also have adverse impacts on the Fund and its investments.
U.S. PRC Relations. International relations, such as the China-U.S. relationship regarding trade, currency exchange, and intellectual property protection, among other things, could also have implications with respect to capital flow and business operations. U.S. social, political, regulatory and economic conditions prompting changes in laws and policies governing foreign trade, manufacturing, developments and investments in the PRC could adversely affect the performance of a Fund’s investments. For example, in recent years, the U.S. federal government implemented an aggressive trade policy with respect to the PRC, including imposing tariffs on certain imports of the PRC, criticizing the PRC government for its trade policies, taking actions against individual PRC companies, imposing sanctions on certain officials of the Hong Kong government and the PRC central government and issuing executive orders that prohibit certain transactions with certain China-based companies and their respective subsidiaries. Recent events have added to uncertainty in such relations, including restrictions imposed by the U.S. government limiting the ability of U.S. persons to invest in certain Chinese companies and the ability of Chinese companies to engage in activities or transactions inside the U.S. In addition, the PRC government has implemented, and may further implement, measures in response to new trade policies, treaties and tariffs initiated by the U.S. government, for example, the passing of the Hong Kong national security law by the National People’s Congress of China (the “National Security Law”) which criminalizes certain offenses including subversion of the Chinese government and collusion with foreign entities. The National Security Law subsequently prompted the promulgation in the U.S. of the Hong Kong Autonomy Act and executive orders setting forth additional sanctions. The U.S. has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies, adding a number of new Chinese companies to the Department of Commerce’s Entity List. The United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. It is possible that additional sanctions, export controls and/or investment restrictions will be announced. Escalation of China-U.S. tensions resulting from these events and the retaliatory countermeasures that the national and state governments have taken and may take (including U.S. sanctions and anti-sanction laws in China), as well as other economic, social or political unrest in the future, could have a material adverse effect on or could limit the activities of the Adviser, a Fund or the companies in which a Fund has invested.
Certain U.S. states have proposed, recently enacted, or are in the process of adopting new legislation that restricts the ability of a wide range of governmental bodies and persons or entities from or domiciled in foreign countries of concern, as defined in the applicable U.S. state’s laws (e.g., the People’s Republic of China) (any such direct or indirect investor, a “Covered Investor”) to directly or indirectly own or acquire interests in “real property” (e.g., land, buildings, fixtures, and all other improvements to land) located in the relevant states, subject to certain limited exceptions (such laws as in effect from time to time, the “State Real Estate Laws”). Certain investments made by a Fund may constitute investments in “real property” for purposes of these laws (such investments, “Restricted Investments”). The State Real Estate Laws may impose different thresholds on the ownership of Restricted Investments by Covered Investors. The impact of the State Real Estate Laws on a Fund and its investors may vary on a state-by-state basis, particularly to the extent that a state adopts an exemption from the ownership restrictions for commingled funds. Given the developing nature of the State Real Estate Laws, it is difficult to predict the full scope of their impact on a Fund’s investments and investor base. Complying
21

with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors or increase diligence and other similar costs to a Fund. Any of these outcomes could make it difficult for a Fund to act successfully on investment opportunities and may adversely affect a Fund’s performance as a whole. The Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with State Real Estate Laws.
The Funds intend to comply with the State Real Estate Laws to the extent applicable to their shareholder base, and may, to comply with such laws, request and report confidential information about a shareholder if required by the State Real Estate Laws and, if applicable, any underlying beneficial ownership, to applicable authorities if it is determined to be in the best interests of the Fund in light of the relevant laws or regulations or upon the request of regulators. Shareholders may be required to cooperate with the Adviser to facilitate compliance with the State Real Estate Laws.
Derivatives Investments
The following additional investment strategy and risk information relates to each Fund that may invest in derivatives.
Derivatives. The SEC rule regulating the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the rule regarding use of securities lending collateral that may limit the Funds’ securities lending activities. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a Fund to use derivatives and the other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. It is difficult to measure the effects of these requirements on the Funds. The Adviser intends to monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, OTC transaction that is economically equivalent to certain futures or options contracts on physical commodities. The CFTC’s adoption of new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and OTC transactions that are economically equivalent to the 25 specified contracts is a fairly new development. In addition, the CFTC also recently modified the bona fide hedging exemption for which certain swap dealers were previously eligible. This development could limit the amount of speculative OTC transaction capacity each swap dealer would have available for a Fund. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions. Position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund.
These requirements, even if not directly applicable to the Funds, including margin requirements, changes to the CFTC speculative position limits regime and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.
For purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Fund will count derivative instruments at notional value.
22

For purposes of other investment policies and restrictions, the Funds may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value), or any combination of the foregoing (e.g., notional value for purposes of calculating the numerator and market value for purposes of calculating the denominator for compliance with a particular policy or restriction). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or less than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Equity Linked Securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund's limitation on investments in investment companies.
Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.
Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed and vice versa. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.
The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.
Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value.
Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund is required to post cash or other assets as margin that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
23

Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.
Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), with respect to each Fund, the Adviser has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a CPO under the Commodity Exchange Act (CEA). With respect to the Funds operating as “funds of funds,” the Adviser has also claimed relief from registration with the CFTC as a CPO under the CEA provided to fund-of-funds operators pursuant to CFTC No-Action Letter 12-38 and, therefore, is not currently subject to registration or regulation as a CPO under the CEA. For the Adviser to remain eligible for the exclusion or the relief, the Fund must limit its direct and indirect exposure to CFTC regulated derivatives, including futures, options on futures and certain swaps, to a de minimis level. To the extent the Adviser, with respect to any Fund, is or becomes, no longer eligible to claim an exclusion from CFTC regulation, the Fund may consider steps, such as substantial investment strategy changes, in order for the Adviser to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. With respect to Funds being operated as “funds of funds,” when the temporary exemption expires (which will occur when specific regulatory guidance is issued by the CFTC), each Fund will evaluate whether the Adviser continues to be eligible to claim an exclusion from CFTC regulation or if, considering any factors relevant based on the nature of the regulatory guidance when it is issued, the Adviser should register as a CPO and operate under CFTC regulation. Consequently, these Funds may incur additional expenses relating to CFTC compliance.
Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Inflation-indexed bonds are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.
24

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Common issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.
Unlike transactions entered into by a Fund in futures contracts and options on futures contracts, certain options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the CBOE Options Exchanges, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corp. (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.
Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.
As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put
25

option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same, fall, or rise less than the strike price. Through receipt of the option premium, a call writer may generate an income stream and mitigate the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases in exchange for the upfront premium.
The successful use of a Fund's option strategies may depend on the ability of the adviser to forecast correctly market movements, where relevant to the strategy. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price. When aligned with a Fund’s investment strategy, a Fund may sell call options on a regular rolling basis for income generation purposes and not for market direction or timing purposes.
When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.
The effective use of options may also depend on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.
If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.
A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the OCC, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.
Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund
26

as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.
Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.
Structured Products. A Fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Fund.
Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments (commodity-linked notes). Commodity-linked notes may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The purchase of commodity-linked notes will expose a Fund to
27

the credit risk of the issuer of the commodity-linked product. Commodity-linked notes may also be more volatile, relatively less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be structured by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Issuers of structured notes include corporations and banks. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes also may be more volatile, relatively less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.
An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.
A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.
Swap transactions, caps and floors are typically net basis contracts (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess may be required to be posted as collateral with the counterparty as security for such obligations.
A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.
CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. The Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.
A Fund may enter into currency swaps. Currency swaps are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies, and typically require the delivery of the entire principal value of one designated currency in exchange for the other designated currency.
28

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
A significant risk in swap transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In the EU, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to a fund of a counterparty subject to such proceedings (sometimes referred to as a “bail in”). Currently, some transactions are required to be centrally cleared. Swap transactions that are not centrally cleared may be relatively less liquid than exchange-traded instruments and may be subject to margin requirements. Central clearing is expected to decrease counterparty risk by interposing the central clearinghouse as the counterparty to each of the parties to the original bi-lateral swap contract.
The Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions.
Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted the rules and regulations enacting the provisions of the Dodd-Frank Act. However, swap dealers, major market participants and swap counterparties are experiencing, and will continue to experience, new and additional compliance burdens and associated costs. The Dodd-Frank Act and the rules promulgated thereunder may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that
Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective.
SEC Names Rule Requirement
LVIP JPMorgan Core Bond Fund. The Fund’s policy of normally investing at least 80% of its assets in debt securities is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP JPMorgan Mid Cap Value Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities of mid-cap companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP JPMorgan Small Cap Core Fund. The Fund’s policy of normally investing at least 80% of its assets equity securities of small-cap companies, is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP JPMorgan U.S. Equity Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities of U.S. com panies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
Portfolio Transactions and Brokerage
The Funds' Adviser or sub-advisers (as applicable) (collectively referred to as the Adviser) are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The Adviser currently provides investment advice to a number of other clients. The Adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same
29

issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser, as the case may be).
On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.
In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.
The Board of Trustees will review the commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser regards as a useful supplement of its own internal research capabilities.
The Adviser may, from time-to-time, direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser; in addition, the Adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and not solely or necessarily for the benefit of the Funds. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.
Prior to May 1, 2023, each of the Predecessor Funds (except the JPMorgan Insurance Trust Core Bond Portfolio) participated in certain soft dollar arrangements whereby a broker-dealer provided market data services and third-party research in addition to proprietary research. In order to obtain such research, the adviser to the Predecessor Funds utilized a Client Commission Arrangement (“CCA”). CCAs are agreements between an investment adviser and executing broker whereby the investment adviser and the broker agree to allocate a portion of commissions to a pool of credits maintained by the broker that are used to pay for eligible brokerage and research services. The Predecessor Funds’ adviser only entered and utilized CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act. As required by interpretive guidance issued by the SEC, any CCAs entered into by an adviser with respect to commissions generated by the Predecessor Funds provided that: (1) the broker-dealer pay the research preparer directly; and (2) the broker-dealer take steps to assure itself that the client commissions that the adviser directs it to use to pay for such services are only for eligible research under Section 28(e).
During the last three fiscal years ended December 31, the Funds (or the Predecessor Funds) incurred the following brokerage commissions:
Brokerage and Research Services
	2025	2024	2023
LVIP JPMorgan Core Bond Fund	$43,181	$25,121	$9,640
LVIP JPMorgan Mid Cap Value Fund	94,672	75,680	50,946
LVIP JPMorgan Small Cap Core Fund	255,326	191,031	114,713
LVIP JPMorgan U.S. Equity Fund	33,159	32,454	22,632
Purchases of Securities of “Regular” Brokers or Dealers
As of the fiscal year ended December 31, 2025, the Funds (or their respective Predecessor Funds) listed below held investments in securities of their regular broker dealers:
30

Fund Name	Name of Broker/Dealer	Value of Securities Owned (000’s)
LVIP JPMorgan Core Bond Fund	BNP Paribas	$13,545,749
	Citigroup	$18,692,225
	Goldman Sachs	$22,498,024
	Mizuho	$7,095,000
	JPMorgan	$10,022,164
	Natixus	$4,824,627
	State Street	$2,189,297
LVIP JPMorgan Mid Cap Value Fund	State Street	$2,453,566
No Commissions to Finance Distribution
The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund's portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.
Commission Recapture Program
The Funds have entered into commission recapture programs with both Russell and ConvergEx, pursuant to which the commission rebates will be included in realized gain (loss) on securities in the appropriate financial statements. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The Board of Trustees, with the assistance of Russell, ConvergEx and the adviser and sub-adviser, if any, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a Fund to participate, or continue to participate, in the commission recapture programs.
Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.
The table below sets forth the Funds’ (or their respective Predecessor Funds’) turnover rate (excluding short sales) for the two most recently completed fiscal years:
	2025	2024
LVIP JPMorgan Core Bond Fund [1]	23%	19%
LVIP JPMorgan Mid Cap Value Fund [1]	64%	35%
LVIP JPMorgan Small Cap Core Fund [1]	104%	82%
LVIP JPMorgan U.S. Equity Fund [2]	37%	47%
1 The Fund’s Portfolio turnover increased in 2025 due to increased trade activity.
2 The Fund’s Portfolio turnover decreased in 2025 due to decreased trade activity.
Trustees and Officers
The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or
31

their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board no later than the end of the calendar year (December 31) that occurs after the earliest of (1) the Independent Trustee’s 75th birthday or (2) the 20th anniversary of the Trustee becoming a Board member.
The Trust's officers are responsible for the Funds' day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.
The term Fund Complex includes the 114 series of the Trust.
Interested Trustee
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
John Morriss* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Chairman and Trustee	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial since October 2025. Formerly: Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.	118
Lincoln Bain Capital Total
Credit Fund since 2025 (1
portfolio); Lincoln Partners
Group Royalty Fund since
2025 (1 portfolio); Lincoln
Funds Trust since 2025 (2
portfolios); Lincoln Variable
Insurance Products Trust
since 2025 (114 portfolios)

*
Mr. Morriss is an interested person of the Trust because he is a Director and an Officer of Lincoln Financial Investments Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.
Independent Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Formerly: Managing Director, CID Capital (private equity firm) (2021- 2025)	114	None
Peter F. Finnerty 66 Mason Terrace, Brookline, MA 02446 YOB: 1963	Trustee	Since July 2024	Retired; Formerly: US Mutual Fund Leader, Global Asset, Wealth Management Assurance Leader, and Partner of Pricewaterhouse Coopers LLP (accounting firm)	114	Board of Directors of CBRE Global Real Estate Income Fund
Ken C. Joseph 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1962	Trustee	Since January 2022	Chief Compliance Officer, Braidwell L.P; Formerly: Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas, Kroll LLC	114
Board of Directors of
University Settlement
(Executive Committee);
Former President and
member of the Board of
Directors of Harvard
Kennedy School NY/NJ/CT
Alumni Network; Board of
Directors of the University
of North Carolina, School of
Law Alumni Association

Barbara L. Lamb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since February 2019	Retired; Formerly: Managing Director for Finance and Administration, WH Trading, LLC (derivatives trading firm) (2016-2022)	114	None
32

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Pamela L. Salaway 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired	114	None
Manisha A. Thakor 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1970	Trustee	Since January 2022	Independent Consultant of MoneyZen LLC; Formerly: Vice President, Brighton Jones	114	Board Member at The National Endowment for Financial Education since 2017
Brian W. Wixted 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1959	Trustee	Since February 2019	Managing Member, Brian Wixted, LLC; Formerly: Senior Consultant, CKC Consulting and an Advisory Partner, AI Capital; Formerly: Senior Vice President, Finance, and Fund Treasurer, Oppenheimer Funds, Inc. (mutual fund complex)	114	Thornburg Income Builder Opportunities Trust since 2020 (1 portfolio)
Nancy B. Wolcott 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired	114
FundVantage Trust since
2011 (23 portfolios); Third
Avenue Trust since 2019 (4
portfolios); Third Avenue
Variable Series Trust since
2019 (1 portfolio); Polen
Credit Opportunities Fund
since 2023 (1 portfolio)

Officers of the Trust
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Matthew L. Arnold 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Vice President	Since December 2023	Vice President, Lincoln National Corporation
Matthew T. Berger 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2019	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Paul T. Chryssikos 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Senior Vice President, Chief Legal Officer and Assistant Secretary	Since October 2025	Senior Vice President, Chief Legal Officer, Assistant Secretary, Chief Counsel, Investment Management, Distribution and Risk, Lincoln Financial Investments Corporation.
Samuel K. Goldstein 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Vice President, Deputy Chief Legal Officer, and Secretary	Since October 2025; Formerly: Vice President and Assistant Secretary since June 2019
Vice President, Deputy Chief Legal Officer,
and Secretary, Lincoln Financial Investments
Corporation; Vice President, The Lincoln
National Life Insurance Company; Vice
President, Lincoln Life & Annuity Company
of New York; Vice President, Lincoln
National Corporation.

33

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Gordon Huellmantel 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Senior Vice President	Since October 2025
Director, Senior Vice President, Head of
Funds Management for Lincoln Financial
and Chief Operating Officer, Lincoln
Financial Investments Corporation;
Formerly: Senior Vice President, General
Account Investment Management Team.

James J. Hoffmayer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Vice President, Treasurer, and Chief Accounting Officer	Since February 2024; Formerly: Assistant Vice President since November 2021
Vice President and Treasurer, Lincoln
Financial Investments; Vice President and
Director of Separate Account Operations and
Mutual Fund Administration, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Financial
Investments; Managing Director, SEI;
Treasurer and Chief Financial Officer, SEI
Family of Mutual Funds.

Michael C. Hoppe 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1988	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2018	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Yun (Maria) Ma 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1978	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2015	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Since April 2018	Vice President, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
John Morriss 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	President	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial. Formerly; Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.
Colleen E. O’ Leary 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1984	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2018	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Jay T. Shearon 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1972	Vice President	Since March 2024; Formerly: Assistant Vice President since December 2015
Assistant Vice President, Lincoln Financial
Investments Corporation, Lincoln Life &
Annuity Company of New York, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Variable
Insurance Products Trust.

John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Since March 2022; Formerly, Vice President since May 2019
Senior Vice President and Head of Client
Investment Strategies, Lincoln Financial
Investments Corporation; Senior Vice
President, Lincoln Life & Annuity Company
of New York; Senior Vice President, Lincoln
National Corporation; Senior Vice President,
The Lincoln National Life Insurance
Company; Formerly, Head of Product
Management, Nationwide Investment
Management Group.

34

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since April 2018	Vice President and Managing Director, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Trustee Qualifications
The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.
Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Prior to December 2025, he was a Managing Partner of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb often served as a director of portfolio companies in which CID invests. He has previously served as a director of multiple other companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.
Peter F. Finnerty. Mr. Finnerty has served as a Trustee of Lincoln Variable Insurance Products Trust since 2024. Prior to July 2024, he was a partner of Pricewaterhouse Coopers LLP where he served as US Mutual Fund Leader and Global Asset & Wealth Management Assurance Leader. Mr. Finnerty joined Pricewaterhouse Coopers LLC (“PwC”) in 1985 and served as a partner since 1996 to the firm’s domestic and international investment management clients. Mr. Finnerty holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants. Through his experience, Mr. Finnerty provides the Board with accounting, auditing and financial services industry experience.
Ken C. Joseph. Mr. Joseph has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. He is currently the Chief Compliance Officer and a Partner of Braidwell LP. Mr. Joseph was previously a Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas for Kroll LLC (formerly Duff & Phelps, LLC). Mr. Joseph served for over 20 years at the U.S. Securities & Exchange Commission, including as Associate Director/Senior Officer in the Division of Examinations (formerly the Office of Compliance Inspections and Examinations), and as an Assistant Director in the Division of Enforcement. He also served as an Associate Dean of St. John’s University, NY. Currently, he serves on the Compliance Committee of the New York City Bar Association and on the following not-for-profit boards: University Settlement (Executive Committee), the Association of Securities and Exchange Commission Alumni, the University of North Carolina, School of Law Alumni Association, and the Legal & Compliance Advisory Committee of United States Youth Soccer Association. He previously served on the Board of Directors of the Harvard Kennedy School NY/NJ/CT Alumni Network (former President & Vice President). Mr. Joseph provides the board with compliance, securities law and business experience.
Barbara L. Lamb. Ms. Lamb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. She retired from WH Trading LLC in 2022. Ms. Lamb served as a Managing Director of Finance and Administration for WH Trading LLC from 2015-2022. She previously served as a Managing Director of Cheiron Trading LLC from 2012-2015 and a Financial Officer for Valorem Law Group, LLC from 2008-2009. Previously, she served as Chief Development Officer for Market Liquidity, LLC from 1999-2001. Ms. Lamb served as Chief Credit Officer, Senior Vice President, and Director for The Chicago Corporation from 1986-1998 and in several finance and development positions from 1980-1986. Ms. Lamb holds the Chartered Financial Analyst Designation and is a member of the CFA Institute of Chicago. Through her experience, Ms. Lamb provides the board with risk management and investing insight.
John Morriss. Mr. Morriss has served as the Chairman and as a Trustee of Lincoln Variable Insurance Products Trust since October 2025. Mr. Morriss is the Executive Vice President and Chief Investment Officer for Lincoln Financial. In this role, Morriss provides executive leadership, strategic direction, and oversight of the company’s general account, funds management and private markets investment strategies, with more than $300 billion in assets under management. He leads a team of investment professionals focused on portfolio construction, asset allocation, sub-advisor due diligence, and the development of equity, fixed income, and alternative investment strategies. He reports to Ellen Cooper, Chairman, President and CEO, and is a member of the company's Senior Management Committee.
Morriss has more than 30 years of investment experience. Prior to his current role at Lincoln, he served as Head of Public and Private Fixed Income at Fortitude Re, overseeing the organization’s insurance-focused investment portfolios. Prior to joining Fortitude Re in 2020, he held the role of Senior Vice President of Fixed Income Investments at Lincoln for four years. Earlier he spent 18 years at TIAA, where he held leadership roles spanning structured finance research, international and high-yield credit, portfolio management, and fixed income research. He began his career as a currency trader at Chase Manhattan Bank.
35

Morriss holds a Bachelor of Arts in History from the College of the Holy Cross and an MBA in Finance from New York University's Stern School of Business.
Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time, she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.
Manisha A. Thakor. Ms. Thakor has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. Ms. Thakor currently serves at MoneyZen LLC, which she founded in 2009. From 2018-2020, Ms. Thakor served as Vice President at Brighton Jones. From 2015-2017, Ms. Thakor served as Director of Wealth Strategies for Women at Buckingham Financial. She is a Board member of The National Endowment for Financial Education. Ms. Thakor is also a Chartered Financial Analyst (CFA) charterholder and Certified Financial Planner (CFP®). Ms. Thakor provides the Board with investment management experience and financial services industry insight.
Brian W. Wixted. Mr. Wixted has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. Mr. Wixted formerly served as a consultant for CKC Consulting and since 2019, as an Advisory Partner with AI Capital. Mr. Wixted served as the Senior Vice President of Finance and Fund Treasurer of the Oppenheimer Funds from 1999-2016. He served as the Principal and Chief Operating Officer of Bankers Trust Company’s Mutual Funds Group from 1995-1999 and the Vice President and Chief Financial Officer for CS First Boston Investment Management Corp from 1991-1995. Mr. Wixted served as Vice President and Accounting Manager with Merrill Lynch Asset Management from 1987-1991. From 1981-1987, he held several accounting positions with brokerage and accounting firms. Mr. Wixted holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants and the New York State Society of Certified Public Accountants. Through his experience, Mr. Wixted provides mutual fund, investment management and financial services industry insight.
Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery at BNY Mellon Asset Servicing from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Prior to that, Ms. Wolcott served as Executive Vice President of the predecessor firm, PFPC Worldwide Inc., from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial services industry insight.
Board Oversight
The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management of the Funds. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently composed of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Trustee). The Interested Trustee serves as the Chairperson of the Board.
The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Ms. Wolcott currently serves as the Lead Independent Trustee.
Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Board regularly requests and/or receives reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Fund’s expenses, oversee compliance with regulatory requirements, and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.
As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds’ investment performance with the Adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address risks. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940
36

Act and a quarterly report regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee a minimum of three times each calendar year.
The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.
Board Committees
Audit Committee. The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Ken C. Joseph, Barbara L. Lamb, Nancy B. Wolcott and Brian W. Wixted (Chair). The Audit Committee met four times during the last fiscal year.
Investment Committee. The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Steve A. Cobb (Chair), Peter F. Finnerty, Pamela L. Salaway and Manisha A. Thakor. The Investment Committee met four times during the last fiscal year.
Nominating and Governance Committee. The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The Board has adopted a charter for the Nominating and Governance Committee setting forth such Committee’s responsibilities. The members of the Nominating and Governance Committee are Independent Trustees: Steve A. Cobb, Peter F. Finnerty, Ken C. Joseph, Barbara L. Lamb, Pamela L. Salaway, Manisha A. Thakor (Chair), Brian W. Wixted, and Nancy B. Wolcott. The Nominating and Governance Committee met four times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.
Ownership of Securities
As of December 31, 2025, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2025, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:
Interested Trustee
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John Morriss	None	None
Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb
LVIP Baron Growth Opportunities Fund — $50,001 – $100,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Dimensional U.S. Equity Managed Volatility Fund — $50,001 – $100,000
LVIP State Street S&P 500 Index Fund — $50,001 – $100,000
Over $100,000
Peter Finnerty	None	None
Ken C. Joseph	LVIP Vanguard Domestic Equity ETF Fund — over $100,000	Over $100,000
Barbara L. Lamb
LVIP Dimensional U.S. Core Equity 1 Fund — $10,001 – $50,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Vanguard Bond Allocation Fund — $10,001 – $50,000
LVIP Dimensional International Core Equity Fund — $10,001 – $50,000
Over $100,000
37

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Pamela L. Salaway	LVIP State Street S&P 500 Index Fund — Over $100,000 LVIP Baron Growth Opportunities Fund — $50,001 – $100,000 LVIP Mondrian International Value Fund — $10,001 – $50,000	Over $100,000
Manisha A. Thakor	LVIP State Street Small Cap Index Fund — $50,001 – $100,000 LVIP State Street Nasdaq-100 Index Fund — $50,001 – $100,000	Over $100,000
Brian Wixted
LVIP State Street S&P 500 Fund — $10,001 – $50,000
LVIP State Street Short Term Bond Index Fund  — $10,001 – $50,000
LVIP State Street Mid Cap Index Fund - $10,001 - $50,000
LVIP State Street Small-Cap Index. Fund - $10,001 - $50,000
LVIP JPMorgan Retirement Income Fund - $10,001 - $50,000
LVIP American Growth-Income Fund - $10,001 - $50,000
LVIP JPMorgan High Yield Fund – Under $10,000
LVIP State Street International Index Fund – Under $10,000
LVIP Mondrian Global Income Fund – Under $10,000
LVIP Nomura US REIT Fund – Under $10,000
LVIP State Street Emerging Markets Equity Index Fund – Under $10,000
LVIP AllianceBernstein Growth Fund – Under $10,000
LVIP American Growth Fund – Under $10,000
$50,001 - $100,000
Nancy B. Wolcott	LVIP American Balanced Allocation Fund — $50,001 – $100,000	Over $100,000
Brian Wixted served as officer for OppenheimerFunds, Inc. (“Oppenheimer”) from 1999 until his retirement in 2016. He has a deferred compensation plan previously sponsored by Oppenheimer where he receives an annual payout for a fixed number of years based on the performance of phantom share investments in Oppenheimer funds. In 2019, Invesco acquired Oppenheimer and assumed financial responsibility for payments under the former Oppenheimer deferred compensation plan. Invesco began serving as a sub-adviser to certain LVIP Funds on February 8, 2019. Payments under the plan to Mr. Wixted have exceeded $120,000 during the past two calendar years. The payment amounts are determined by previously established factors (i.e., performance of the relevant funds), and the payment amounts are not impacted by the profits of Oppenheimer or Invesco.
Compensation
The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2025:
Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$387,000	$387,000
Peter F. Finnerty, Trustee	$359,000	$359,000
Ken C. Joseph, Trustee	$359,000	$359,000
Barbara L. Lamb, Trustee	$355,000	$355,000
Pamela L. Salaway, Trustee	$359,000	$359,000
Manisha A. Thakor, Trustee	$369,000	$369,000
Brian W. Wixted, Trustee	$387,000	$387,000
Nancy B. Wolcott, Trustee	$434,000	$434,000
Investment Adviser and Sub-Advisers
Investment Adviser. Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) is the investment adviser to the Funds. LFI is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LFI's address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
38

Pursuant to the Investment Management Agreement, LFI manages each Fund's portfolio investments and reports to the Board of Trustees. Each Fund pays LFI a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LFI may vary according to the level of assets of that Fund.
For the fiscal year ended December 31, 2025, each Fund paid fees to LFI equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP JPMorgan Core Bond Fund	0.40%
LVIP JPMorgan Mid Cap Value Fund	0.65%
LVIP JPMorgan Small Cap Core Fund	0.65%
LVIP JPMorgan U.S. Equity Fund	0.55%
Advisory Fees Paid by Each Fund
For the last three fiscal years ended December 31, the Funds (or the Predecessor Funds) paid the net amounts, as reflected in the table below, for investment advisory services:
	2025	2024	2023
LVIP JPMorgan Core Bond Fund	$12,486,735	$9,044,223	$3,703,065
LVIP JPMorgan Mid Cap Value Fund	1,888,888	1,921,984	2,447,042
LVIP JPMorgan Small Cap Core Fund	1,261,089	1,201,807	1,087,439
LVIP JPMorgan U.S. Equity Fund	1,753,354	1,159,522	731,507
Expense Reimbursements
For the last three fiscal years ended December 31, there are no expense reimbursements to report for the Funds.
Sub-Advisers. As adviser, LFI is primarily responsible for investment decisions affecting each of the Funds under its management. For some Funds, LFI has delegated day-to-day portfolio management responsibility to investment management firms that serve as sub-advisers. Each sub-adviser makes investment decisions for its respective Fund in accordance with that Fund’s investment objectives and places orders on behalf of that Fund to effect those decisions. With respect to the Funds that are sub-advised, LFI provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.
Fund	Sub-Adviser
LVIP JPMorgan Core Bond Fund	J.P. Morgan Investment Management Inc. 270 Park Avenue New York, NY 10017
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LFI, not the Funds, pays each sub-adviser a monthly fee equal to a percentage of the average daily net assets of the portion of the Fund for which the sub-adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LFI pays to a sub-adviser may vary according to the level of assets the sub-adviser manages.
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP JPMorgan Core Bond Fund	0.11%
LVIP JPMorgan Mid Cap Value Fund	0.40%
LVIP JPMorgan Small Cap Core Fund	0.40%
LVIP JPMorgan U.S. Equity Fund	0.20%
Sub-Advisory Fees Paid by Each Fund
During the last three fiscal years ended December 31, LFI (or the Predecessor Funds' investment adviser) paid the following amounts for investment sub-advisory services:
	2025	2024	2023
LVIP JPMorgan Core Bond Fund	$3,415,839	$2,487,161	$834,880
LVIP JPMorgan Mid Cap Value Fund	1,162,393	1,182,760	922,160
LVIP JPMorgan Small Cap Core Fund	776,055	739,573	444,796
39

	2025	2024	2023
LVIP JPMorgan U.S. Equity Fund	637,583	421,644	184,255
J.P. Morgan Investment Management Inc. (“JPMIM”) is a wholly owned subsidiary of JP Morgan Asset Management Holdings Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
Service marks. The Funds’ service marks and the name “Lincoln” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LFI ceases to be the Funds’ investment adviser. In the prospectus and sales literature, the name JPMIM will be used with the Funds.
Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.
Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LFI or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser's or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 866-436-8717 or on the Funds’ website at https://
lincolnfinancial.com/lvip; and (2) on the SEC's website at http://www.sec.gov.
Portfolio Managers
The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager is referred to in this section as a “portfolio manager.” Portfolio managers are the individuals employed by or associated with the Fund or an investment adviser of the Fund who are primarily responsible for the day-to-day management of the Fund’s portfolio.
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2025.
Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
J.P. Morgan Investment Management Inc.
Richard Figuly
Registered Investment Companies	22	$123,715	0	$0
Other Pooled Investment Vehicles	8	$31,352	0	$0
Other Accounts	20	$9,619	1	$2,581
Justin Rucker
Registered Investment Companies	11	$76,559	0	$0
Other Pooled Investment Vehicles	11	$25,698	0	$0
Other Accounts	20	$19,171	1	$2,581
Lawrence E. Playford
Registered Investment Companies	14	$19,955	0	$0
Other Pooled Investment Vehicles	2	$244	0	$0
Other Accounts	103	$555	3	$502
Phillip D. Hart
Registered Investment Companies	11	$9,172	0	$0
Other Pooled Investment Vehicles	4	$991	0	$0
Other Accounts	3	$892	0	$0
40

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Wonseok Choi
Registered Investment Companies	10	$10,172	0	$0
Other Pooled Investment Vehicles	3	$207	0	$0
Other Accounts	3	$892	0	$0
Akash Gupta
Registered Investment Companies	8	$5,290	0	$0
Other Pooled Investment Vehicles	2	$308	0	$0
Other Accounts	3	$892	0	$0
Robert Ippolito
Registered Investment Companies	8	$5,290	0	$0
Other Pooled Investment Vehicles	2	$308	0	$0
Other Accounts	3	$892	0	$0
Scott Davis
Registered Investment Companies	27	$45,124	0	$0
Other Pooled Investment Vehicles	4	$22,521	0	$0
Other Accounts	48	$25,319	3	$502
Shilpee Raina
Registered Investment Companies	4	$22,521	0	$0
Other Pooled Investment Vehicles	48	$25,319	3	$502
Other Accounts	4	$22,521	0	$0
Andrew Melchiorre
Registered Investment Companies	19	$98,039	0	$0
Other Pooled Investment Vehicles	10	$28,704	0	$0
Other Accounts	19	$8,486	1	$785
Edward Fitzpatrick III
Registered Investment Companies	16	$80,659	0	$0
Other Pooled Investment Vehicles	11	$24,094	0	$0
Other Accounts	13	$5,592	2	$413
Ryan Jones
Registered Investment Companies	5	$17,546	0	$0
Other Pooled Investment Vehicles	1	$169	0	$0
Other Accounts	1	$10	0	$0
Jeremy Miller
Registered Investment Companies	5	$17,546	0	$0
Other Pooled Investment Vehicles	1	$169	0	$0
Other Accounts	1	$10	0	$0
Material Portfolio Manager Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager of a mutual fund has day-to-day management responsibilities with respect to the portfolio assets of more than one investment account, such as other pooled investment vehicles (including mutual funds, private funds, etc.) or separately managed accounts (collectively, “Accounts”).
Potential conflicts of interest may occur in connection with a portfolio manager’s management of a fund named in this SAI (a “Fund”), on one hand, and the investments of another Account, on the other. LFI has policies and procedures that it believes reasonably address the conflicts associated with managing multiple Accounts. The management of multiple Accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and the Fund. Material conflicts may exist between the investment strategy of the Fund and the investment strategy of other Accounts managed by the portfolio manager such as when an Account sells (or buys) a security, while the Fund buys or holds (or sells) the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by the Fund.
Material conflicts may exist in the allocation of investment opportunities between the Fund and other Accounts managed by the portfolio manager. LFI and each Fund’s sub-adviser(s), if any, have adopted policies and procedures designed to allocate investments fairly across a Fund and other Accounts.
41

No Fund or other LFI managed Account with a strategy similar to any of the Funds charges a performance-based fee.
Lincoln Financial Investments Corporation (“LFI”)
Subadvised Funds. LFI manages certain Fund portfolio investments via a “manager of managers” structure, whereby LFI selects and oversees sub-advisers that, in turn, manage a Fund’s portfolio investments, such as equity (stocks), fixed-income (bonds), and exchange-traded funds (“ETFs”). LFI conducts ongoing reviews of each sub-adviser’s business practices and investment operations. The Funds’ manager of managers structure, as well as Accounts not being charged performance-based fees, greatly reduces the potential for LFI Fund portfolio managers to face conflicts of interest regarding the management of other Accounts.
Funds of Funds. LFI provides direct asset management services for certain Funds known as “funds of funds.” A fund of funds for which LFI serves as the investment adviser invests its assets in other mutual funds and closed-end registered investment companies, such as the Lincoln Bain Capital Total Credit Fund, for which LFI also serves as the investment adviser (which are branded “LVIP” or “Lincoln” funds), and funds, including ETFs, managed by unaffiliated investment managers (collectively, the “underlying funds”). LFI fund portfolio managers maintain an asset allocation strategy for each LVIP fund of funds and make decisions regarding allocations to underlying funds based on the LVIP fund of funds’ investment objectives, policies, practices and other relevant investment considerations that the portfolio managers deem applicable. For information on an LVIP Fund’s current holdings, including information on affiliated portfolio holdings, see the Fund’s most recent shareholder report or quarterly holdings disclosures, which are posted online at www.lincolnfinancial.com/lvip.
LFI and the Funds generally rely on SEC Rule 12d1-4 to implement the fund of funds structure. LFI, as a fiduciary to each Fund, selects underlying funds that it believes are in a Fund’s best interest based on a variety of factors.
LFI and its affiliates receive advisory and other fees from underlying LVIP and Lincoln Funds for the management and other services that LFI and its affiliates provide to the LVIP and Lincoln Funds. As such, LFI is subject to a conflict of interest in selecting underlying funds and has an incentive to invest in underlying LVIP and Lincoln Funds and favor greater allocations to those underlying funds that will pay the highest fee rate to LFI. Similarly, unaffiliated investment managers and their affiliates receive advisory and/or other fees from the underlying funds they or their affiliates manage. The affiliated and unaffiliated underlying funds may have advisory fee rates that are higher and/or fee structures that are different than those of the Funds. A portfolio manager’s management of Accounts with different advisory fee rates and/or fee structures raises potential conflicts of interest by creating an incentive to favor Accounts that charge higher fees.
As decision-makers for the LVIP funds of funds, LFI portfolio managers have the authority and discretion to manage fund of funds’ allocations to underlying funds. LFI’s policy is for LFI portfolio managers to make decisions concerning the selection of underlying funds based on the best interests of each Fund and its shareholders, without regard to any revenue that LFI receives or might receive, directly or indirectly, from the Funds or underlying funds for services provided by LFI, an LFI affiliate or any sub-adviser. At the same time, LFI expects to invest in affiliated underlying funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more comparable unaffiliated underlying funds. As noted above, LFI is subject to a conflict of interest in making an investment in an affiliated underlying fund, or in maintaining an existing investment in an affiliated underlying fund, and LFI also might have an interest in making such an investment in order to benefit that affiliated underlying fund (for example, by assisting the affiliated underlying fund in achieving or maintaining scale or to provide greater viability or, alternatively, to reduce the amounts waived and/or reimbursed by LFI to maintain the underlying fund’s expense cap, if applicable). Notwithstanding the foregoing, LFI is a fiduciary and is legally obligated to act in an LVIP fund of fund’s best interests when selecting underlying funds. The Funds have additional policies and procedures in place to comply with SEC rules concerning funds of funds.
Cross Trades. LFI portfolio managers do not manage Fund assets that may be included in cross-trades. Fund sub-advisers effect any such trades, and each sub-adviser has represented to LFI that it has procedures in place to comply with relevant SEC regulations.
Multiple Accounts. A Fund portfolio manager’s management of multiple Accounts may result in the portfolio manager devoting unequal time and attention to the management of each Account. Although LFI does not track the time a portfolio manager spends on a single Fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the Accounts for which he or she is responsible. LFI seeks to manage competing interests for the time and attention of portfolio managers and other LFI personnel.
Personal Accounts. Personal accounts of LFI investment personnel may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LFI’s code of ethics.
JPMorgan Investment Management, Inc. (“JPMIM”)
J.P. Morgan Investment Management Inc. (“JPMIM”) and/or its affiliates (the “Affiliates” or “JPMorgan”) provide an array of discretionary and non-discretionary investment management services and products to institutional clients (including third-party registered investment companies (“Funds”)) and individual investors. The following describes potential and actual conflicts of interest that JPMorgan can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of
42

interest regarding JPMorgan is set forth in JPMorgan’s Form ADV. A copy of Part 1 and Part 2A of JPMorgan’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Acting for Multiple Clients. The potential for conflicts of interest exists when portfolio managers manage a fund and other accounts with similar investment objectives and strategies as the fund (“Other Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing JPMIM’s and its Affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
In general, JPMIM faces conflicts of interest when it renders investment advisory services to several clients and, from time to time, provides dissimilar investment advice to different clients. For example, when Funds or Other Accounts engage in short sales of the same securities held by a Fund, JPMIM could be seen as harming the performance of a Fund for the benefit of the Other Accounts engaging in short sales, if the short sales cause the market value of the securities to fall. In addition, a conflict could arise when one or more Other Accounts invest in different instruments or classes of securities of the same issuer than those in which a Fund invests. In certain circumstances, Other Accounts have different investment objectives or could pursue or enforce rights with respect to a particular issuer in which a Fund has also invested and these activities could have an adverse effect on the Fund. For example, if a Fund holds debt instruments of an issuer and an Other Account holds equity securities of the same issuer, then if the issuer experiences financial or operational challenges, the Fund (which holds the debt instrument) may seek a liquidation of the issuer, whereas the Other Account (which holds the equity securities) may prefer a reorganization of the issuer. In addition, an issuer in which the Fund invests may use the proceeds of the Fund’s investment to refinance or reorganize its capital structure which could result in repayment of debt held by JPMorgan or an Other Account. If the issuer performs poorly following such refinancing or reorganization, the Fund’s results will suffer whereas the Other Account’s performance will not be affected because the Other Account no longer has an investment in the issuer. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, a Fund will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by JPMorgan or Other Accounts.

Positions taken by Other Accounts may also dilute or otherwise negatively affect the values, prices or investment strategies associated with positions held by a Fund. For example, this may occur when investment decisions for a Fund are based on research or other information that is also used to support portfolio decisions by JPMIM for Other Accounts following different investment strategies or by Affiliates in managing their clients’ accounts. When an Other Account or an account managed by an Affiliate implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable investment results, and the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged.
Investment opportunities that are appropriate for a Fund may also be appropriate for Other Accounts and there is no assurance the Fund will receive an allocation of all or a portion of those investments it wishes to pursue. JPMIM’s management of an Other Account that pays it a performance fee or a higher management fee and follows the same or similar strategy as a Fund or invests in substantially similar assets as a Fund, creates an incentive for JPMIM to favor the account paying it the potentially higher fee, e.g., in placing securities trades.
JPMIM and its Affiliates, and any of their directors, partners, officers, agents or employees, also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or an Affiliate. JPMorgan and/or an Affiliate, within their discretion, may make different investment decisions and take other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, an Affiliate or any of its employees may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or an Affiliate or its clients. JPMIM, its Affiliates and their respective directors, officers and employees face a conflict of interest as they will have income or other incentives to favor their own accounts or proprietary accounts.

Preferential Treatment. JPMIM receives more compensation with respect to certain Funds or Other Accounts than it receives with respect to a Fund, or receives compensation based in part on the performance of certain accounts. This creates a conflict of interest for JPMIM and its portfolio managers by providing an incentive to favor those accounts. Actual or potential conflicts of interest also arise when a portfolio manager has management responsibilities to more than one account or Fund, such as devotion of unequal time and attention to the management of the Funds or accounts.
Allocation and Aggregation. Potential conflicts of interest also arise with both the aggregation of trade orders and allocation of securities transactions or investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities raise a potential conflict of interest because JP Morgan has an incentive to allocate trades or investment opportunities to certain accounts or Funds. For example, JPMorgan has an incentive to cause accounts it manages to participate in an offering where such participation could increase JPMorgan’s overall allocation of
43

securities in that offering. When JPMorgan serves as sub-adviser (or investment adviser) to an underlying Fund, as well as certain Funds-of-Funds, it faces certain potential conflicts of interest when allocating the assets of the sub-advised Funds-of-Fund among its underlying Funds. For example, JPMorgan has an incentive to allocate assets of the Fund-of-Funds to seed a new fund or to allocate to an underlying Fund that is small, pays higher fees to JPMorgan or to which JPMorgan has provided seed capital.

Overall Position Limits. Potential conflicts of interest also exist when JPMorgan maintains certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon JPMorgan by law, regulation, contract or internal policies. These limitations have precluded and, in the future could preclude, a Fund from purchasing particular securities or financial instruments, even if the securities or financial instruments would otherwise meet the Fund’s objectives. For example, there are limits on the aggregate amount of investments by affiliated investors in certain types of securities that may not be exceeded without additional regulatory or corporate consent. There also are limits on the writing of options by a Fund that could be triggered based on the number of options written by JPMIM on behalf of other investment advisory clients. If certain aggregate ownership thresholds are reached or certain transactions are undertaken, the ability of a Fund to purchase or dispose of investments, or exercise rights or undertake business transactions, will be restricted.

The goal of JPMIM and its Affiliates is to meet its fiduciary obligation with respect to all clients. JPMIM and its Affiliates have policies and procedures that seek to manage conflicts. JPMIM and its Affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its Affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders received in the same security and within a reasonable time period from a market event (e.g., a change in a security rating) are continuously aggregated on the appropriate trading desk so that new orders are aggregated with current outstanding orders, consistent with JPMIM’s duty of best execution for its clients. However, there are circumstances when it may be appropriate to execute the second order differently due to other constraints or investment objectives. Such exceptions often depend on the asset class. Examples of these exceptions, particularly in the fixed-income area, are sales to meet redemption deadlines or orders related to less liquid assets.
If aggregated trades are fully executed, accounts participating in the trade will typically be allocated their pro rata share on an average price basis. Partially filled orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. Use of average price for execution of aggregated trade orders is particularly true in the equity area. However, certain investment strategies, such as the use of derivatives, or asset classes, such as fixed-income that use individual trade executions due to the nature of the strategy or supply of the security, may not be subject to average execution price policy and would receive the actual execution price of the transaction. Additionally, some accounts may be excluded from pro rata allocations. Accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. Deviations from pro rata allocations are documented by the business. JPMorgan attempts to mitigate any potential unfairness by basing non-pro-rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM so that fair and equitable allocation will occur over time.
Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However JPMIM and its Affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of
JPMIM or its affiliates so that fair and equitable allocation will occur over time.
Compensation Structures and Methods
Information regarding each portfolio manager's compensation is attached hereto as Appendix C.
Beneficial Interest of Portfolio Managers
Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.
As of the Funds' fiscal year ended December 31, 2025, no portfolio manager of any Fund beneficially owned shares of any Fund.
Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of
44

LFI, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous.
For fiscal years ended December 31, 2025, 2024 and 2023, LFD received $199,287,590, $194,623,872, and $177,938,119, respectively, in compensation from the Trust.
For the period January 1, 2023 to April 30, 2023, the Predecessor Funds paid $908 to JPMorgan Distribution Services, Inc., the Predecessor Fund’s distributor.
Administration Agreement
The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LFI and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.
For the fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid Lincoln Life $12,090,608, $11,515,673, and $10,571,726, respectively, in administrative services reimbursement.
For the period January 1, 2023 to April 30, 2023, the Predecessor Funds paid $309,597 to JPMorgan Distribution Services, Inc., the Predecessor Fund’s shareholder servicing, dividend disbursing, and transfer agent.
The Trust compensates Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Funds.  These contractholder services include, among others: responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders.  In addition, Lincoln Life provides certain corporate-level services to each of the Funds, such as: anti-money laundering and fraud prevention; privacy and data security; disaster recovery; and services related to regulatory duties, such as duties of confidentiality and disclosure.
For the fiscal years ended December 31, 2025 and 2024, the Trust paid Lincoln Life $34,744,937 and $30,947,378, respectively, in contractholder servicing and corporate-level services reimbursement.
Securities Lending
None of the Funds engaged in any securities lending for the fiscal year ended December 31, 2025.
Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), effective October 15, 2018 (November 19, 2018 for the funds of funds and master feeder funds), pursuant to which State Street provides certain accounting services for the Fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses.
For fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid $7,662,396, $7,300,929, and $8,785,055, respectively, pursuant to its Accounting Agreement.
For the period January 1, 2023 to April 30, 2023, the Predecessor Funds paid $80,000 to JPMorgan Chase Bank, N.A. (“JPMCB”), for fund accounting and financial administration oversight services.
45

Code of Ethics
The Trust, LFI and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LFI who regularly have access to information about securities purchased for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.
Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 114 funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.
Each Fund currently offers two classes of shares: Standard Class and Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.25% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.
Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
Control Persons and Principal Holders of Securities
Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions received by owners of the Variable Contracts. A small number of Contract Holders could therefore determine whether Fund proposals are approved.
For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 S. Harrison Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third-party insurance companies.
46

As of April 1, 2026, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund's outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds. The fund of funds generally will vote their shares of underlying funds in the same proportion as the vote of all of the other holders of the underlying fund's shares, a technique known as “echo voting.”
As of April 1, 2026, the record shareholders listed below held 5% or more (or 25% or more) of the outstanding shares of a Fund.
25% Plus Record Holders
Fund Name / Shareholder Name	Percentage (%) of Shareholder Ownership in Fund
LVIP JPMorgan Core Bond Fund
LVIP Global Growth Allocation Managed Risk Fund	25.56%
LVIP Global Moderate Allocation Managed Risk Fund	26.12%
5% Plus Record Holders
Fund Name / Shareholder Name	Percentage (%) of Shareholder Ownership in Fund
LVIP JPMorgan Core Bond Fund – Standard Class
LVIP Global Conservative Allocation Managed Risk Fund	9.32%
LVIP Global Growth Allocation Managed Risk Fund	34.29%
LVIP Global Moderate Allocation Managed Risk Fund	35.05%
LVIP U.S. Growth Allocation Managed Risk Fund	10.13%
Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.
Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.
For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.25% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25% for the Service Class shares of each Fund. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.
No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.
The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued.
For the fiscal year ended December 31, 2025, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $199,287,590.
47

Revenue Sharing
LFI and its affiliates, including LFD, and/or each Fund's sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LFI receives from the Funds or the sub-advisory fees the sub-advisers receive from LFI, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Funds and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.
A significant purpose of these payments is to increase sales of the Funds' shares and the products that contain the Funds. LFI and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.
Valuation of Portfolio Securities
Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.
In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:
Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.
Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.
Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.
Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.
Each Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.
Each Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.
48

Each Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.
Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations.  In this regard, each Managed Volatility Fund provides daily post-trade position reports, as well as reports showing the Fund’s daily futures transactions pursuant to the managed volatility strategy, to the annuity pricing group and market risk management group within Lincoln Life, LFI’s parent company. In addition, certain Funds provide monthly portfolio holdings on a post-trade basis to Lincoln Life approximately 20 days after the end of each month. The pricing group uses Fund information to support the group’s oversight of risk management functions for the Managed Volatility Funds and Lincoln Life, but does not engage in any trading activities.  The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities.  Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associated insurance products.  Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.
Fund sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund's portfolio holdings: (1) ratings organizations, such as Moodys, and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Commicise, BBH Infomediary, IDS GmBH, IEX Data Analytics LLC, Morningstar, Lipper, Factset Research Systems, Financial Recovery Technologies, Intex, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Bloomberg PORT, BarraOne/MSCI Barra, Inc., Barclays Capital, BlackRock Aladdin, Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, Hedgemark, ICE Data Pricing and Reference Data, LLC, MoneyMate, Omgeo, Barclays Capital Point, Acuity Knowledge Partners, Virtu Americas LLC, Virtu Financial, Virtu ITG LLC, Markit/Wall Street Office and Axioma provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; Securities Class Action Services; (4) computer systems, products, services and software vendors, such as BestX, Electra Securities, TriOptima, FIS XSPrisa (XSP) SaaS, FX Connect, OMEGO LLC, Infinit Outsourcing, Inc., Limited, Cogent Consulting, Abel Noser, Charles River Communications, StarCompliance, Tradeweb, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; MetroProof Inc., and (5) operational services such as Accenture LLP, Bank of New York Mellon, Brown Brothers Harriman & Co., Fidelity Corporate Action Solutions, StarCompliance, State Street Bank and Trust Company, State Street Global Services, State Street Investment Manager Solutions, ION and Northern Trust, provided generally on a daily basis for the purpose of providing operational functions including, but not limited to, Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund's holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.
Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser, or sub-advisers, trading services providers, class action service provider (Kessler Topaz Meltzer & Check, LLP), custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.
The Funds will disclose their portfolio holdings in public SEC filings. The Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.
Neither the Funds, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds' portfolio holdings information.
The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.
The Trust's Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds' investment adviser and other Fund affiliates, on the other. Moreover, the Funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance review and will recommend any remedial changes to the procedures.
49

Purchase and Redemption Information
Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the Funds may also be purchased by the Trust's funds of funds, which invest their assets in other mutual funds. The offering price of a Fund’s shares is equal to its net asset value per share.
If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.
Custodian and Transfer Agent
All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.
Lincoln Life performs the Funds’ dividend and transfer agent functions.
Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds' Independent Registered Public Accounting Firm. In addition to the audits of the Funds' financial statements, Ernst & Young LLP also reviews certain regulatory reports and performs other tax services when engaged to do so by the Trust.
Financial Statements
In reorganization transactions that occurred on May 1, 2023, the LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (each a “Fund”, together the “Funds”) acquired and assumed the performance, financial and other historical information of the JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, JPMorgan Insurance Trust Small Cap Core Fund, and JPMorgan Insurance Trust U.S. Equity Portfolio, each formerly a series of the JPMorgan Insurance Trust (each a “Predecessor Fund,” together the “Predecessor Funds”). Accordingly, information provided in this SAI for the Funds that relates to periods prior to May 1, 2023 is that of the Predecessor Funds.
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference here and here. The audited financial statements and the reports for the year ended December 31, 2025, of Ernst & Young LLP thereon are incorporated by reference. We will provide a copy of each Fund's annual report and financial statements, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 866-436-8717.
Taxes
Regulated Investment Company. Each Fund intends to qualify, and has elected to be taxed as, a regulated investment company under the Internal Revenue Code (the “Code”). A regulated investment company’s ordinary income and net realized capital gains, if distributed to shareholders, will not be subject to corporate income tax. Each Fund, as a regulated investment company, must, among other things, annually derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale of stock or securities or foreign currencies, or other income, such as income derived from interests in “qualified publicly traded partnerships,” gains from options, futures, or forward contracts, derived with respect to the Fund’s other investments (the Income Requirement).
Each Fund also intends to comply with diversification requirements that apply to mutual funds investing in variable contracts. Generally, a Fund will be required to diversify its investments so that on the end of each calendar quarter: no more than 55% of total assets is represented by any one investment; no more than 70% is represented by any two; no more than 80% is represented by any three; and no more than 90% is represented by any four.
50

For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by such. A Fund may satisfy an alternative asset diversification test under certain circumstances.
Each Fund may sell its shares directly to certain qualified pension and retirement plans, and to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. If a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract owners would be treated as the Fund’s shareholders, and the contracts invested in the Fund would not be treated as annuity, endowment, or life insurance contracts under the Code. All income and gain earned from those contracts both in past years and currently would be taxed currently to the Contract owners, and income and gain would remain subject to taxation as ordinary income thereafter.
If a Fund fails to qualify as a regulated investment company, the Fund would be subject to tax as an ordinary corporation on all of its taxable income and gain, whether or not distributed to shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company, the Fund’s distributions would be characterized as ordinary dividend income to its shareholders, and Contract owners would be required to include in ordinary income any income earned under the contracts for the current and all prior taxable years. A Fund’s failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts. Under certain circumstances inadvertent failures to satisfy the diversification requirements may be corrected.
Certain Funds may invest in exchange traded vehicles that track commodity returns. Under the Code, these investments are not considered “securities” for purposes of the Income Requirement. As a result, any income generated by such investments is not included in determining compliance with the Income Requirement’s 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year. To the extent that a Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.
Medicare Tax. A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments, and net gain from investments) of certain individuals, trusts and estates.
Fund Distributions. Dividends that a Fund pays from its ordinary income and distributions of a Fund’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of a Fund’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable to life insurance companies under the Code. See the Contracts Prospectus for a description of the respective Insurance Company’s tax status and the charges that may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, each Fund will send to the Insurance Companies a written notice reporting the amount and character of any distributions made during such year. Any benefits reported will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
Foreign Investments. Dividends or other income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign jurisdictions. Tax conventions, such as treaties, between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities in foreign corporations or in other regulated investment companies, the Fund may elect to treat its foreign income tax payments as paid by the Insurance Companies for U.S. income tax purposes. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make this election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount that will be available for the deduction or credit. Certain limitations apply to the credit (but not the deduction) for foreign taxes that an Insurance Company may claim. Foreign taxes each Fund pays will reduce the return on the Fund’s investments. Any benefits of a foreign tax credit or deduction as a result of this election will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
A Fund or Underlying Fund that invests in non-U.S. securities may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is eligible to do so may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund or underlying fund, depending on the circumstances.
Contract Owner Taxes. Since individual Contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the Contract owner level. The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
51

Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. An alternative asset diversification test may be satisfied under certain circumstances.
Each Fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract holders would be treated as the owners of the shares and the contracts invested in the Fund would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the Contract holders, and income and gain would remain subject to taxation as ordinary income thereafter.
Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.
A Fund or an underlying fund, if invested in non-U.S. securities, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is permitted to do so may elect to “pass through” to its investors, including a Fund, the amount of non-U.S. income taxes paid by the Fund or underlying fund. A Fund itself will be eligible to elect to “pass through” such amounts to its stockholders and may do so, depending upon circumstances.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments and net gain from investments) of certain individuals, trusts and estates.
Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code reporting the amount and character of any distributions made during such year. Any benefits of such designation will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations or in other regulated investment companies, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by the Insurance Companies. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. Federal income tax deduction or as a foreign tax credit against their U.S. Federal income taxes. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount which will be available for the deduction or credit. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed. Foreign taxes paid by each Fund will reduce the return from the Fund’s investments. Any benefits of such reporting will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
52

Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.
The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
53

Appendix A — Long and Short-Term Credit Ratings
Certain of the Funds’ investment policies and restrictions include reference to bond (long-term) and commercial paper (short-term) ratings. The following is a discussion of the rating categories of Moody’s Investor Service, Inc. and Standard & Poor’s Financial Services LLC.
Background
Moody’s
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
S&P Global Ratings
A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due.
Long-Term Credit Ratings
Long-term ratings are generally the credit risk of fixed-income obligation with an original maturity of one year or more.
Moody’s
Aaa - Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A - Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa - Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba - Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B - Obligations rated B are considered speculative and are subject to high credit risk.
Caa - Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C - Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
S&P Global Ratings
AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
D - An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
54

*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.
Moody’s
P1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P Global Ratings
A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.
B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
55

Appendix B — Proxy Voting Policies and Procedures
Lincoln Financial Investments Corporation (“LFI”)
I. Introduction
The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, LFI.
LFI has adopted these Policies and Procedures to govern LFI’s implementation of proxy voting for LFI’s clients, which include the Lincoln Funds.
II. Policies
LFI shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).
Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LFI believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LFI votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.
In exercise voting authority LFI will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:
•
Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;
•
Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•
Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
III. Procedures
A. Direct Investments
LFI may invest directly in equity and fixed income securities, and other types of investments. LFI will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LFI will vote proxies in the Client’s best interests, as determined by LFI. In making such determination, LFI may rely on analysis from proxy voting consultants or third-party proxy voting services. LFI will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LFI may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.
B. Sub-Advised Funds
LFI advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LFI shall review each sub-adviser’s proxy voting policies and procedures as follows:
•
Before a sub-adviser is retained, LFI’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.
•
Each quarter, LFI’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LFI’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.
•
During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LFI reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.
56

C. Funds of Funds
LFI advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.
When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LFI shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”
When a fund of funds invests directly in securities other than mutual funds, LFI shall follow the procedures outlined in “Direct Investments” above.
D. Master-Feeder Funds
LFI advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.
If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.
Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.
E. Material Conflicts
In the event that LFI identifies a potential material conflict of interest between a Client and LFI, or any LFI-affiliated entity, LFI will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LFI. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.
IV. Disclosure
A. Form ADV
LFI shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LFI will disclose how Clients may obtain information about how LFI voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.
B. Statement of Additional Information (SAI)
Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).
C. Annual Reports
Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.
D. Proxy Voting Record on Form N-PX
The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
V. Recordkeeping
LFI shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:
(a)
Proxy Voting Policies and Procedures;
(b)
Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);
57

(c)
A copy of any document that LFI, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and
(d)
A copy of each written request from a Client, and any response to the Client, for information on how LFI voted the Client’s proxies.
J.P. MORGAN INVESTMENT MANAGEMENT INC. (“JPMIM” or “Sub-Adviser”)
J.P. Morgan Investment Management Inc. (Sub-Adviser), as an investment sub-adviser to the Funds, has been granted the authority to vote the proxies of any voting securities held in each Fund’s portfolio. In voting proxies, the Sub-Adviser’s objective is to vote proxies in the best interests of its clients. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Fund’s Board of Trustees has adopted the Sub-Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues for the Funds.
The Sub-Adviser and its affiliated advisers (“JPMAM”) are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. The Sub-Adviser has adopted a separate set of Guidelines that covers the regions each of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (“EMEA”), (3) Asia (ex-Japan) and (4) Japan (each, a “Region”; collectively, the “Regions”). In addition, for each Region, the Sub-Adviser has adopted Sustainable Strategy Proxy Voting Guidelines (“Sustainable Proxy Guidelines”) for certain sustainable strategies, which may apply to certain Funds as approved by the Board of Trustees. The Sustainable Proxy Guidelines for those sustainable strategies replace certain sections of the Guidelines for each of the Regions. Proposals for securities held in the sustainable strategies that are not covered by the Sustainable Proxy Guidelines will continue to be voted in accordance with the other provisions of the applicable Guidelines for each of the Regions..
Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value consistent with each Fund's objectives and strategies. As a general rule, in voting proxies of a particular security, the Sub-Adviser and its affiliated advisers will apply the Guidelines of the Region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Sub-Adviser and its affiliated advisers has encountered globally, based on many years of collective investment management experience.
To oversee the proxy voting process on an ongoing basis, the Sub-Adviser has established a proxy committee (“Proxy Committee”) for each global location where proxy voting decisions are made. Each Proxy Committee is composed of members and invitees including a proxy administrator (“Proxy Administrator”) and senior officers from among the investment, legal, compliance, and risk management departments. The primary functions of each Proxy Committee include: (1) reviewing and approving the Guidelines annually; (2) providing advice and recommendations on general proxy voting matters, including potential or material conflicts of interest escalated to it from time to time as well as on specific voting issues to be implemented by the Sub-Adviser; and (3) determining the independence of any third-party vendor to which it has delegated proxy voting responsibilities (such as, for example, delegation when the Sub-Adviser has identified a material conflict of interest) and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities.
The Guidelines are proprietary to the Sub-Adviser and reflect the Sub-Adviser’s views on proxy voting matters as informed by its investment experience and research over many years of proxy voting. Certain guidelines are prescriptive (“Prescribed Guidelines”) meaning they specify how the Sub-Adviser will vote a particular proxy proposal except where the Sub-Adviser, pursuant to its procedures, determines to vote in a manner contrary to its Prescribed Guidelines also known as an “Override”. Other guidelines contemplate voting on a case-by-case basis. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. Individual company facts and circumstances vary. In some cases, the Sub-Adviser may determine that, in the best interest of its clients, a particular proxy item should be voted in a manner that is not consistent with the Prescribed Guidelines. Where the Sub-Adviser chooses to vote in a manner contrary to its Prescribed Guideline or where the Proxy Administrator determines that such vote requires further escalation to certain portfolio management teams (“escalated votes”), the procedures include a review and, for certain votes, an attestation process. These processes are designed to identify actual or potential material conflicts of interest (between a Fund on the one hand, and the Fund’s Sub-Adviser or an affiliate, on the other hand), ensure that relevant personnel were not in possession of material non-public information (“MNPI”), and ensure that the proxy vote is cast in the best interests of the Fund.
In order to maintain the integrity and independence of the Sub-Adviser’s investment processes and decisions, including proxy voting decisions, and to protect the Sub-Adviser’s decisions from influences that could lead to a vote other than in the Funds’ best interests, JPMC (including the Sub-Adviser) has adopted policies and procedures that (i) address the handling of conflicts, (ii) establish information barriers, and (iii) restrict the use of MNPI. Material conflicts of interest are further avoided by voting in accordance with the Sub-Adviser’s Prescribed Guidelines. A material conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for a J.P. Morgan Fund, or when the Proxy Administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker
58

or has rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party using its own guidelines; provided, however, that the Sub-Adviser’s investment professional(s) may request an exception to this process to vote against a proposal rather than referring it to an independent third party (“Exception Request”) where the Proxy Administrator has actual knowledge indicating that a JPMorgan Chase affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. The applicable proxy committee shall review the Exception Request and shall determine whether the Sub-Adviser should vote against the proposal or whether such proxy should still be referred to an independent third party due to the potential for additional conflicts or otherwise.
Depending on the nature of the conflict, the Sub-Adviser may elect to take one or more of the following measures or other appropriate action: removing certain Sub-Adviser personnel from the proxy voting process or “walling off” personnel with knowledge of the conflict to ensure that such personnel do not influence the relevant proxy vote; voting in accordance with the applicable Prescribed Guidelines, if any, if the application of the Prescribed Guidelines would objectively result in the casting of a proxy vote in a predetermined manner, or delegating the vote to an independent third party, in which case the proxy will be voted by the independent third party in accordance with its own determination. In the event that the portion of the Fund managed by the Sub-Adviser, in the aggregate with other funds managed by JPMIM, holds more than 25% of the outstanding voting securities of an open-end registered investment company or registered unit investment trust that is not managed by JPMIM (a “Non-J.P. Morgan Fund”), the Fund will vote its respective securities in a Non-J.P. Morgan Fund in the same proportion as the vote of all other holders of such securities.
For securities held in Funds that seek to follow the investment returns of an underlying index, the Sub-Adviser may abstain from voting if it determines that casting a vote would not have a material effect on the value of the Fund’s investments based on the size of the Fund’s holdings, its ownership in the issuer, and/or its consideration of the importance of the proxy vote.
The following summarizes some of the more noteworthy types of proxy voting policies of the North America Guidelines:
•
The Sub-Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) adopt or renew a poison pill without shareholder approval; (c) are affiliated outside directors who serve on audit, compensation or nominating committees or are affiliated outside directors and the full board serves on such committees or the company does not have such committees; (d) ignore a shareholder proposal that is approved by a majority of either the shares outstanding or the votes cast based on a review over a consecutive two year time frame; (e) are insiders and affiliated outsiders on boards that are not at least majority independent except, in the case of controlled companies, vote for non-independent directors who serve on committees other than the audit committee; or (f) are CEOs of publicly-traded companies who serve on more than two public boards (besides his or her own board) or for all other directors who serve on more than four public company boards. In addition, votes are generally withheld for directors who serve on committees in certain cases. For example, the Sub-Adviser generally withholds votes from audit committee members in circumstances in which there is evidence that there exists material weaknesses in the company’s internal controls. Votes generally are also withheld from directors when there is a demonstrated history of poor performance or inadequate risk oversight or when the board adopts changes to the company’s governing documents without shareholder approval if the changes materially diminish shareholder rights. Votes generally will be withheld from board chair, lead independent directors, or governance committee chairs of publicly traded companies where employees have departed for significant violation of code of conduct without claw back of compensation. In addition, the Sub-Adviser generally votes against the chair of the nominating committee if one or more directors remain on the board after having received less than majority of votes cast in the prior election.
•
The Sub-Adviser generally votes for board declassification proposals and against board classification proposals.
•
The Sub-Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.
•
The Sub-Adviser votes against proposals for a super-majority vote to approve a merger.
•
The Sub-Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.
•
The Sub-Adviser considers vote proposals with respect to stock-based incentive plans on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders) and includes an analysis of the structure of the plan and pay practices of other companies in the relevant industry and peer companies.
•
The Sub-Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social issue proposals.
•
The Sub-Adviser generally votes for management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes if the company is a Delaware corporation; otherwise, the Sub-Adviser votes on a case by case basis.
•
The Sub-Adviser supports board refreshment, independence, and a diverse skill set for directors as an important part of contributing to long-term shareholder value. The Sub-Adviser generally supports investee companies’ consideration of equal
59

employment opportunity and inclusiveness in their general recruitment policies as the Sub-Adviser believes such diversity contributes to the effectiveness of boards and further development of sound governance and risk oversight. The Sub-Adviser supports investee companies’ disclosure of gender, racial and ethnic composition of the board so that the Sub-Adviser can include that information as one of the many data points used in its holistic assessment of the companies. As with all proxy votes, the Sub-Adviser seeks to vote in each Fund’s best interests to enhance long-term shareholder value.
•
The Sub-Adviser will generally vote against a plan and/or withhold its vote from members of the compensation committee when there is a disconnect between the chief executive officer’s pay and performance (an increase in pay and a decrease in performance). The Sub-Adviser reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support.
The following summarizes some of the more noteworthy types of proxy voting policies of Section 12 Social and Environmental Issues from the North America Guidelines:
•
The Sub-Adviser generally encourages a level of reporting on environmental matters that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. In general, the Sub-Adviser supports management disclosure practices that are overall consistent with the goals and objective expressed above. Proposals with respect to companies that have been involved in controversies, fines or litigation are expected to be subject to heightened review and consideration.
•
In evaluating how to vote environmental proposals, key considerations may include, but are not limited to, issuer considerations such as asset profile of the company, including whether it is exposed to potentially declining demand for the company’s products or services due to environmental considerations; cash deployments; cost structure of the company, including its position on the cost curve, expected impact of future carbon tax and exposure to high fixed operating costs; corporate behavior of the company; demonstrated capabilities of the company, its strategic planning process, and past performance; current level of disclosure of the company and consistency of disclosure across its industry; and whether the company incorporates environmental or social issues in a risk assessment or risk reporting framework. The Sub-Adviser may also consider whether adoption of the proposal would inform and educate shareholders; have companies that adopted the proposal provided insightful and meaningful information that would allow shareholders to evaluate the long-term risks and performance of the company; does the proposal require disclosure that is already addressed by existing and proposed mandated regulatory requirements or formal guidance at the local, state, or national level or the company’s existing disclosure practices; and does the proposal create the potential for unintended consequences such as a competitive disadvantage.
•
The Sub-Adviser votes against the chair of the committee responsible for providing oversight of environmental matters and/or risk where the Sub-Adviser believes the company is lagging peers in terms of disclosure, business practices or targets. The Sub-Adviser also votes against committee members, lead independent director and/or board chair for companies that have lagged over several years.
•
With regard to social issues, among other factors, the Sub-Adviser considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.
•
The Sub-Adviser expects boards to provide oversight of human capital management which includes the company management of its workforce, use of full time versus part time employees, workforce cost, employee engagement and turnover, talent development, retention and training, compliance record and health and safety. As an engaged and diverse employee base is integral to a company’s ability to innovate, respond to a diverse customer base and engage with diverse communities and deliver shareholder returns, the Sub-Adviser will generally support shareholder resolutions seeking the company to disclose data on workforce demographics, and release of EEO-1 or comparable data where such disclosure is deemed by the Sub-Adviser as inadequate.
Non-U.S. Guidelines. The following summarizes some of the more noteworthy types of proxy voting policies of the EMEA, Asia (Ex-Japan) and Japan Guidelines (collectively, “Non-U.S. Guidelines”):
•
Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Sub-Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Sub-Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.
•
Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. The Sub-Adviser also considers
60

the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the Fund’s best interests to intentionally refrain from voting in certain overseas markets from time to time.
•
The Non-U.S. Guidelines reflect the applicable Region’s corporate governance or stewardship codes with respect to corporate governance and proxy voting. For example, JPMAM is a signatory to the UK Stewardship Code 2020 and believes that its existing stewardship policies meet the standards required under the Code. Additionally, for example, the EMEA Guidelines for UK companies are based on the revised UK Corporate Governance Code. If a portfolio company chooses to deviate from the provisions of the UK Corporate Governance Code, the Sub-Adviser takes the company’s explanation into account as appropriate, based on the Sub-Adviser’s overall assessment of the standards of corporate governance evidenced at the company. For Continental European markets, the Sub-Adviser expects companies to comply with local Corporate Governance Codes, where they exist. In markets where a comparable standard does not exist, the Sub-Adviser uses the EMEA Guidelines as the primary basis for voting, while taking local market practice into consideration where applicable. The Japan Guidelines reflect the 2020 revisions to the Japanese Stewardship Code. Likewise, the Asia (Ex-Japan) Guidelines endorse the stewardship principles promoted by different regulators and industry bodies in the region including the Singapore Stewardship Principles for Responsible Investors supported by Monetary Authority of Singapore and Singapore Exchange, the Principles for Responsible Ownership issued by the Securities and Futures Commission in Hong Kong, and the Principles of Internal Governance and Asset Stewardship issued by the Financial Services Council of Australia.
•
Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Sub-Adviser pays particular attention to management’s arguments for promoting the prospective change.
•
The Non-U.S. Guidelines encourage transparency and disclosure with respect to remuneration reporting as well as processes and policies designed to align compensation with the long-term performance of portfolio companies.
•
In particular, the EMEA Guidelines indicate that the remuneration policy as it relates to senior management should ideally be presented to shareholders for approval with such votes normally occurring every third year. In addition, the EMEA Guidelines describe information that the Sub-Adviser expects to be included in remuneration reports including disclosure on amounts paid to executives, alignment between company performance and pay out to executives, disclosure of, among other things, variable incentive targets, levels of achievement and performance awards, information on the ratio of CEO pay to median employee pay.
•
With respect to the Japan Guidelines, the voting decision will be made taking into account matters such as recent trends in the company’s earnings and performance, with the expectation that companies will have a remuneration system comprised of a reasonable mix of fixed and variable (based on short term and medium to long term incentives) compensation. Such Guidelines also support the introduction of clawback clauses in order to prevent excessive risk taking which can negatively impact shareholder value and excessive pay.
•
Where shareholders are able to exercise a binding vote on remuneration policies, the Asia (Ex-Japan) Guidelines reflect the Sub-Adviser’s belief that such polices should stand the test of time. The Asia (Ex-Japan) Guidelines further encourage companies to provide information on the ratio of CEO pay to median employee pay and to explain the reasons for changes to the ratio as it unfolds year by year. The Asia (Ex-Japan) Guidelines also highlight information that companies should have with regard to gender pay gaps and indicate how this issue is being addressed.
•
The Sub-Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, under the EMEA Guidelines, the Sub-Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of a unitary board structure. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, the Non-U.S. Guidelines do not mandate a unitary board structure and local market practice will always be taken into account.
•
The Sub-Adviser will use its voting powers to encourage appropriate levels of board independence and diversity as an important part of contributing to long-term shareholder value, taking into account local market practice.
•
The EMEA Guidelines indicate that the Sub-Adviser expects boards to have a strategy to improve female representation in particular. The EMEA Guidelines generally support the target of one-third of board positions being held by women, as recommended by the UK Government’s Women on Boards Report, the Davies Review and the FTSE Women Leaders Review (formerly the Hampton-Alexander Review).
•
The Japan Guidelines include provisions on board diversity and indicate that the Sub-Adviser believes directors with diverse backgrounds should make up a majority of a board over time. The Japan Guidelines provide that the current policy is to vote against the election of the representative directors, such as the president of the company, if there is only one or no female directors (at least 30% gender diversity before 2030).
•
The Asia ex Japan Guidelines reflect, as a minimum standard for all Asia ex Japan markets, that JPMAM would expect no single-gender boards and that such boards would have 25% gender diverse representation, with 30% gender diverse representation or such higher amounts as reflected by local market practice before 2030.
•
The Sub-Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
•
The Sub-Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Sub-Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which
61

may not be legally offered to shareholders in certain jurisdictions). However, the Sub-Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.
•
The Sub-Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Sub-Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.
•
The Sub-Adviser will generally vote against anti-takeover devices.
•
The Sub-Adviser considers social or environmental issues on a case-by-case basis under the Non-U.S. Guidelines, keeping in mind at all times the best economic interests of its clients. With respect to environmental proposals, the Non-U.S. Guidelines indicate that good corporate governance policies should consider the impact of company operations on the environment and the costs of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. The Non-U.S. Guidelines further encourage a level of environmental reporting that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. With regard to social issues, among other factors, the Sub-Adviser considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.
North America and Non-U.S. Guidelines. The following describes certain elements that are common to the North America and Non-U.S. Guidelines:
•
The North America and Non-U.S. Guidelines note that, in certain markets, by-law changes have taken place to allow a company to hold virtual or hybrid general shareholder meetings and reflect that general shareholder meetings should be fair, constructive and foster dialogue between company management and shareholders. In principle, the Sub-Adviser is supportive of proposals allowing shareholder meetings to be convened by electronic means so long as the flexibility in the format of the meetings contributes to enhancing access to the meetings and where shareholder participation rights are protected, regardless of whether physical or virtual.
•
The North America and Non-U.S. Guidelines include climate risk guidelines due to the Sub-Adviser’s view that climate change has become a material risk to the strategy and financial performance of many companies. The Sub-Adviser may vote against directors of companies, that, in the Sub-Adviser’s opinion, face material climate-related transition or asset risks, where such disclosures are not available or where the Sub-Adviser believes such disclosures are not meaningful. To provide shareholders with meaningful disclosures on how the company is addressing risks related to climate change, the Sub-Adviser encourages disclosure aligned with the reporting framework developed by the Task Force on Climate related Financial Disclosures (“TCFD”). In addition, for companies in industries where the Sub-Adviser believes climate change risks pose material financial risks, the Sub-Adviser encourages more comprehensive reporting including scenario analysis to help under the resilience of a company’s strategy and disclosures of Scope 1 and 2 greenhouse gases (“GHG”) emission targets, where decarbonization of a company’s operations and purchased energy has been identified by the company as a key part of a company’s strategy to manage climate change risks. In addition, for companies who have chosen to set long-term net zero targets, the Sub-Adviser encourages the company to make disclosures including scope of emissions included in such targets in order to allow the Sub-Adviser to evaluate the long-term credibility of transition plans. The Sub-Adviser may vote for shareholder resolutions requesting information where disclosure is unavailable or not meaningful.
Securities Lending
Proxies for securities that are out on loan normally cannot be voted, as title passes to the borrower of the securities. The Sub-Adviser is not involved in a Fund’s securities lending arrangements as it is not a party to a securities lending agreement involving the Fund and does not make the decision to lend a Fund’s securities. As a result, to the extent that a Fund engages in securities lending, the Sub-Adviser’s will not recall securities of the Fund on loan.
62

Appendix C — Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund's portfolio manager as of each Fund's fiscal year ended December 31, 2025:
Lincoln Financial Investments Corporation (“LFI”)
The equity programs are designed to position LFI to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:
BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.
ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.
LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.
DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LFI employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LFI-advised funds.
J.P. Morgan Investment Management Inc. (“JPMIM”)
JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
The compensation framework for JPMIM portfolio managers (“Portfolio Managers”) participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.
The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value — aligned with client objectives — including, but not limited to:
•
Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;
•
The scale and complexity of their investment responsibilities;
•
Individual contribution relative to the client’s risk and return objectives;
•
Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and
•
Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.
In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.
63

Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.
For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.
For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.
In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).
To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:
•
Reducing or altogether eliminating annual incentive compensation;
•
Canceling unvested awards (in full or in part);
•
Clawback/recovery of previously paid compensation (cash and / or equity);
•
Demotion, negative performance rating or other appropriate employment actions; and
•
Termination of employment.
The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.
In evaluating each Portfolio Manager’s performance with respect to the accounts he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the accounts:
Name of Fund	Benchmark
LVIP JPMorgan Core Bond Fund	Bloomberg US Aggregate Bond Index
LVIP JPMorgan Mid Cap Value Fund	Russell Mid Cap Value Index
LVIP JPMorgan Small Cap Core Fund	Russell 2000 Index
LVIP JPMorgan U.S. Equity Fund	S&P 500 Total Return
64

Lincoln Variable Insurance Products Trust
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
1301 South Harrison Street
Fort Wayne, Indiana 46802
Statement of Additional Information May 1, 2026
This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption — referred to as “Funds”—of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: Standard Class and Service Class.
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference here and here. This SAI should be read in conjunction with each Fund’s prospectus dated May 1, 2026, as may be amended or supplemented. You may obtain copies of a Fund's prospectus, annual and semi-annual reports, and other information such as Fund financial statements upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 866-436-8717.

[THIS PAGE INTENTIONALLY LEFT BLANK]

3

Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
Prior to April 30, 2003, each fund in the Trust in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003.
Each of the Funds is diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”).
References to “Adviser” in this SAI include both Lincoln Financial Investments Corporation (“LFI”) and a Fund's sub-adviser (if applicable) unless the context otherwise indicates.
References to “each Fund,” 'a Fund” and “the Funds” in this SAI include the Funds and other series of the Trust.
Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. In effecting its fundamental policies and investment restrictions, each Fund will look through to the portfolio holdings of any underlying funds in which it invests. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).
Each Fund may not:
1.
Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.
2.
Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.
3.
Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
4.
Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.
6.
Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.
7.
With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.
The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.
4

The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the fund’s total assets from banks, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
“Senior securities” are generally fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks. A fund also may borrow an amount equal to up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.
Manager of Managers
Certain of the Funds employ a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29170 and 29197) to permit the Funds’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
The Funds have also received an SEC exemptive order (SEC Investment Company Act Rel. Nos. 34727 and 34749) which permits the Funds’ Board of Trustees to approve new sub-advisory agreements or material amendments to an existing sub-advisory agreement at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that: (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting; (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person meeting; (iii) the need for considering the proposal at a non-in-person meeting will be explained to the Board; and (iv) the Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case, the Board will consider the proposal at an in-person meeting unless the objection is rescinded).
What are the Underlying Funds?
Certain of the Funds are fund of funds (“Fund of Funds”), which means that the Fund of Funds invests some or all of its assets in one or more other mutual funds or exchange-traded funds (“Underlying Fund”). For this structure, the Fund of Funds may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Trust also has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29168 and 29196) to permit the Fund of Funds to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The Fund of Funds may also rely on an exemptive order from the SEC issued to a sub-adviser or an Underlying Fund.
Each Fund of Funds’ relative weightings in the Underlying Funds will vary over time. The Fund of Funds are not required to invest in any particular underlying fund. The Adviser or sub-adviser, as appropriate, may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.
Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means a Fund’s Adviser, or the investment advisers to any underlying fund, may elect to engage or not engage in various strategies and techniques in
5

its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds or by other mutual funds in which a Fund invests.
Each Fund in this SAI operates using a Fund of Funds structure. Each of these Funds of Funds expects to invest its assets primarily in one or more Underlying Funds, while seeking to control the level of portfolio volatility by employing an actively managed risk-management strategy using up to 20% of its assets. As a result, these Funds of Funds may not invest directly in most of the securities and other instruments described below, but are subject to their risks through investment in the Underlying Funds.
Information relating to each Underlying Fund is as of the Underlying Fund’s most recent prospectus and SAI. For additional and more current information regarding each Underlying Fund, investors should read the Underlying Fund’s current prospectus and SAI.
The following narrative provides additional information concerning the investment strategies that the Funds may employ, either principal or discretionary, and the risks of those investment strategies.
All Funds Investments
The following additional investment strategy and risk information relates to all Funds.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of a Fund’s investments, or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or have an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and AI Technologies may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI Technologies. To the extent a Fund invests in companies that are involved in various aspects of AI Technologies, such Fund is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on AI Technologies. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Actual usage of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.
The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.
6

Cybersecurity. The use of technology is more prevalent in the financial industry, including the Funds’ management and operations, than in other industries. As a result, the Funds are more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. Cyber-attacks might potentially be carried out by persons or organizations, including foreign governments, using techniques, including electronically circumventing network security, overwhelming websites, gathering intelligence, engaging in ransomware attacks, efforts to make services unavailable to intended users and social engineering functions aimed at obtaining information necessary to gain access. In addition, power or communication outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds' operations. A cybersecurity breach may result in:
•
Financial losses to the Funds and shareholders;
•
The inability of the Funds to timely process transactions or conduct trades;
•
Delays or mistakes in materials provided to shareholders;
•
Errors or delays in the calculation of Funds’ net asset values;
•
Violations of privacy and other laws (including those related to identity theft);
•
Regulatory fines, penalties and reputational damage; and
•
Compliance and remediation costs, legal fees and other expenses.
In addition, the noted risks may adversely impact LFI, a Fund’s sub-adviser, if any, the Funds’ principal underwriter, administrator and other service providers to the Funds, as well as financial intermediaries and parties with which the Funds do business. These risks, in turn, could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, especially as different or unknown risks may emerge in the future. This is particularly the case because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact. There is also the risk that cybersecurity breaches may not be detected.
Environment, Social, and Governance (“ESG”). Although a Fund does not seek to implement a specific ESG, impact or sustainability strategy unless disclosed in its prospectus, the Fund’s investment process may integrate ESG factors with traditional fundamental factors. The weight given to any particular ESG factor varies across asset classes, sectors, and strategies and no one factor is determinative. When integrating ESG factors into the investment process, the Fund may rely on third-party data believed to be reliable, but the accuracy of such third-party data is not guaranteed. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, regardless of its source, is mostly based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. While the Fund believes that consideration of ESG factors has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the consideration of ESG factors will result in better performance. Investor views on positive or negative ESG characteristics can differ, and the current lack of common standards may result in different approaches to considering ESG factors. Accordingly, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A Fund’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.
Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of investments purchased by the Funds, subject to the Fund’s liquidity risk management program, as approved by the Board of Trustees.
The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
If the value of a Fund’s assets invested in illiquid investments at any time exceeds the limitation on illiquid investments, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.
7

Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.
A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the SEC (SEC Investment Company Act Rel. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.
If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.
Litigation Risk. From time to time, a Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects a Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by a Fund or adversely affect the value of the Fund’s shares.
Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.
Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.
Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.
Operational Risk. Each Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or
8

inadequate processes and technology or systems failures. Each Fund and the adviser (and sub-adviser, if any) seek to reduce these operational risks through controls and procedures. However, these measures do not completely eliminate such risk or address every possible risk and may be inadequate to address significant operational risks.
Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.
Private companies. The Funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent a Fund from selling their company shares for a period of time following the public offering.
Investments in private companies can offer a Fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.
Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.
The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.
Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
The short sale amounts designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
9

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.
When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.
Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, including but not limited to, holding a substantial portion of the Fund's assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.
United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which a Fund has exposure.
Equity Investments
The following additional investment strategy and risk information relates to each Fund that may invest in equity securities.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Equity Securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants. Equity securities may decline due to general market conditions, which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed-income securities.
Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated and the general risk that domestic and global economies have historically risen and fallen in periodic
10

cycles. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.
Exchange-Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times. Furthermore, bid/ask spreads and the resulting premium or discount to NAV of the ETF’s shares may widen during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LFI nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.
ETF Authorized Participant Concentration Risk. For an underlying exchange-traded fund, only an “authorized participant” may engage in creation or redemption transactions directly with the ETF. The ETF may have a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF and no other authorized participant is able to step forward to create or redeem “creation units,” the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.
Fixed Income Investments
The following additional investment strategy and risk information relates to each Fund that may invest in fixed-income securities.
Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors, including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing any credit enhancement. If the required payments of principal and interest are not made to the trust with respect to the underlying loans after the credit enhancement is exhausted, certificate holders may experience losses or delays in payment.
For many asset-backed securities, the cash flows from the pool are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the pool and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from an asset-backed security typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, asset-backed security tranches can experience substantial losses.
In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.
11

A Fund may invest in each of collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (SPE) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create synthetic exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.
Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced fire sale liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed-income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers. The rate of interest on a fixed-income security may be fixed, floating or variable. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The income earned by a Fund on investments in floating and variable rate securities will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus, a Fund’s income on such investments will be more unpredictable than the income earned on such investments with a fixed rate of interest.
Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.
As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the values of debt securities typically increase. In periods of rising interest rates, the values of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of a Fund’s shares to fluctuate in value.
A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services LLC (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.
12

Delayed Delivery and When-Issued Securities and Forward Commitments. Some Funds may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. The Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.
Exchange-Traded Notes (“ETNs”). A Fund may invest in ETNs. ETNs are typically notes representing senior, unsecured, unsubordinated debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (reference instrument) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service will accept, or a court will uphold, how a Fund characterizes and treat ETNs for tax purposes.
There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
High Yield Fixed-Income Securities (“Junk” Bonds). Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed-income securities (commonly referred to as high yield bonds or “junk” bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.
High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.
The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws also may have a negative impact on the market for high yield bonds.
The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair valued” in accordance with a Fund's procedures. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.
13

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. The rate of interest on a loan may be fixed, floating or variable. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower’s failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans directly or through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.
Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate (CMBS) or residential properties (RMBS). Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.
Mortgage-related securities include collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities”—are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi- class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If
14

principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, a Fund may invest in various tranches of CMO bonds, including support bonds.
Fannie Maes and Freddie Macs are pass-through securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support.
The Federal Housing Finance Agency and the White House have made public statements regarding plans to consider ending the conservatorship of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on their creditworthiness and guarantees of certain mortgage-backed securities. Should Fannie Mae's and Freddie Mac's conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to a Fund. In addition, under the direction of the Federal Housing Finance Agency, Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.
The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.
Municipal Bonds. A Fund may invest in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (Municipal Bonds). A Fund may also invest in Municipal Bonds that pay interest excludable from gross income for purposes of state and local income taxes of the designated state and/or allow the value of a Fund’s shares to be exempt from state and local taxes of the designated state (State Municipal Bonds). A Fund may also invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the manager believes such securities to pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of the designated state and/or state and local personal property taxes of the designated state (Non-Municipal Tax-Exempt Securities). Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long term municipal securities. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by applicable law. Other types of Municipal Bonds include, but are not limited to, moral obligation bonds, municipal notes, municipal lease obligations, tender option bonds, variable rate demand obligations, municipal interest rate swap transactions, insured municipal bonds and Build America bonds.
The issuer of Municipal Bonds pays a fixed, floating or variable rate of interest, and must repay the principal at maturity. The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. Investments in Non-Municipal Tax-Exempt Securities may present similar risks, depending on the particular product. Certain instruments in which a Fund may invest may be characterized as derivatives.
The value of the Municipal Bonds may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of a Fund’s investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers. There will be a limited market for certain Municipal Bonds and a Fund could face illiquidity risks.
15

Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is excluded from gross income for Federal income tax purposes and any applicable state and local taxes. Other types of private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues. The two principal classifications of Municipal Bonds are general obligation and revenue or special obligation bonds, which latter category includes private activity bonds (or industrial development bonds under pre-1986 law).
Real Estate Investment Trusts (“REITs”). Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act. For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITS may be entitled to the deduction.
Real Estate Securities. A Fund investing significantly in the global real estate industry may carry a much greater risk of adverse developments in the real estate industry than a fund that invests less significantly in that industry. Real estate values rise and fall in response to a variety of factors, including: local, regional, and national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.
To Be Announced (TBA) Investments Risk. TBA transactions include when-issued and delayed delivery securities and forward commitments. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security. TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). The guarantee by the U.S. Government may be affected by ongoing debt negotiations and related uncertainty or debt default.
Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.
U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually
16

numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.
A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.
A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.
In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.
Foreign Investments
The following additional investment strategy and risk information relates to each Fund that may invest in foreign securities.
Investments in Russia. Investments in Russia are subject to the risk that the United States and/or other countries may impose economic sanctions, export or import controls or other similar measures. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g., Belarus). Such sanctions or other similar measures  – which may impact companies in many sectors, including energy, financial services and defense, among others – may negatively impact a Fund’s performance and/or ability to achieve its investment objective. It is also possible that such sanctions, export or import controls or similar measures may prevent U.S.-based entities that provide services to a Fund from transacting with Russian or Belarusian entities. Under such circumstances, a Fund may not receive payments due with respect to certain investments, such as the payments due in connection with the Fund’s holding of a fixed income security. In addition, such sanctions and other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. More generally, investments in Russian securities are highly speculative and involve significant risks and special considerations not typically associated with investments in the securities markets of the U.S. and most other developed countries.
Russia has attempted, and may attempt in the future, to assert its influence in the region surrounding it through economic or military measures. In 2022, Russia launched a large-scale invasion of Ukraine. As a result, Russia, and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian economy, Belarusian economy and other securities and economies, which may, in turn, negatively impact a Fund. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia's economy and Russian and other issuers of securities in which a Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export or import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers.
Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Regional armed conflict and its collateral economic and market effects may also pose risks for investments in Russia.
Compared to most national securities markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards than apply to U.S. companies, there may be little reliable corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Securities of Russian
17

companies also may experience greater price volatility than securities of U.S. companies. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response.
Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss still can occur. In addition, sanctions by the European Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be defined according to entries in the company’s share register and normally evidenced by extracts from the register or by formal share certificates. These services may be carried out by the companies themselves or by registrars located throughout Russia. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence, or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent by inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.
In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund.
To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. A Fund may also experience difficulty in obtaining and/or enforcing judgments in Russia.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals or timber industries.
Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, Russia has implemented certain capital controls on foreign portfolio investments and there is the risk that the Russian government will impose additional capital controls on foreign portfolio investments. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.
Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase
18

of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge). Certain Funds may also invest in currency forwards to gain exposure to a particular currency or to enhance returns.
A Fund may enter into forward contracts to shift its investment exposure from one currency to another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.
The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.
Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.
Forward Foreign Currency Contract Risk. A Fund may use forward foreign currency contracts to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. These forward contracts are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund’s holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments and therefore may reduce the value of foreign investments.
Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may be difficult to enforce legal rights in foreign countries.
Investing abroad involves different political and economic risks. The national politics of foreign countries can be unpredictable and subject to influence by disruptive political groups or ideologies. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, tariffs, trade embargoes or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability or collapse, military action or unrest, terrorism, regional conflicts, war or adverse diplomatic developments, which could negatively impact investments in those countries. Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new
19

sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, increase diligence and other similar costs to a Fund, render valuation of affected investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect a Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole.
The foreign countries in which a Fund invests may become subject to economic and trade sanctions or embargoes imposed by the U.S. or foreign governments or the United Nations. Such sanctions or other actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In addition, such sanctions could result in a freeze on an issuer’s securities which would prevent a fund from selling securities it holds. The value of the securities issued by companies that operate in or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund’s returns. The risks related to sanctions or embargoes are greater in emerging and frontier market countries. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.
Investing in emerging markets involves additional risks. An “emerging market company” generally is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The countries included in this definition will change over time. Foreign investment considerations generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. In many emerging markets, including China, there also is substantially greater risk that company disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse, in comparison to U.S. domestic companies. Furthermore, with respect to business operations in China, there are significant risks due to different regulatory and audit requirements related to the quality of financial statements of Chinese issuers and limitations on the ability to inspect the quality of audits performed in China, particularly the Public Company Accounting Oversight Board's lack of access to inspect Chinese audit firms. Securities of issuers located in China and other emerging market countries tend to have volatile prices and may offer significant potential for loss as well as gain.
In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.
Derivatives Investments
The following additional investment strategy and risk information relates to each Fund that may invest in derivatives.
Derivatives. The SEC rule regulating the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the rule regarding use of securities lending collateral that may limit the Funds’ securities lending activities. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a Fund to use derivatives and the other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. It is difficult to measure the effects of these requirements on the Funds. The Adviser
20

intends to monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, OTC transaction that is economically equivalent to certain futures or options contracts on physical commodities. The CFTC’s adoption of new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and OTC transactions that are economically equivalent to the 25 specified contracts is a fairly new development. In addition, the CFTC also recently modified the bona fide hedging exemption for which certain swap dealers were previously eligible. This development could limit the amount of speculative OTC transaction capacity each swap dealer would have available for a Fund. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions. Position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund.
These requirements, even if not directly applicable to the Funds, including margin requirements, changes to the CFTC speculative position limits regime and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.
For purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Fund will count derivative instruments at notional value.
For purposes of other investment policies and restrictions, the Funds may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value), or any combination of the foregoing (e.g., notional value for purposes of calculating the numerator and market value for purposes of calculating the denominator for compliance with a particular policy or restriction). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or less than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Equity Linked Securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund's limitation on investments in investment companies.
Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.
Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed and vice versa. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.
The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than
21

meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.
Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value.
Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund is required to post cash or other assets as margin that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.
Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), with respect to each Fund, the Adviser has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a CPO under the Commodity Exchange Act (CEA). With respect to the Funds operating as “funds of funds,” the Adviser has also claimed relief from registration with the CFTC as a CPO under the CEA provided to fund-of-funds operators pursuant to CFTC No-Action Letter 12-38 and, therefore, is not currently subject to registration or regulation as a CPO under the CEA. For the Adviser to remain eligible for the exclusion or the relief, the Fund must limit its direct and indirect exposure to CFTC regulated derivatives, including futures, options on futures and certain swaps, to a de minimis level. To the extent the Adviser, with respect to any Fund, is or becomes, no longer eligible to claim an exclusion from CFTC regulation, the Fund may consider steps, such as substantial investment strategy changes, in order for the Adviser to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. With respect to Funds being operated as “funds of funds,” when the temporary exemption expires (which will occur when specific regulatory guidance is issued by the CFTC), each Fund will evaluate whether the Adviser continues to be eligible to claim an exclusion from CFTC regulation or if, considering any factors relevant based on the nature of the regulatory guidance when it is issued, the Adviser should register as a CPO and operate under CFTC regulation. Consequently, these Funds may incur additional expenses relating to CFTC compliance.
Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Inflation-indexed bonds are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity
22

may be less than the original principal. In addition, if a Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Common issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.
Unlike transactions entered into by a Fund in futures contracts and options on futures contracts, certain options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the CBOE Options Exchanges, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corp. (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market,
23

potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.
Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.
As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same, fall, or rise less than the strike price. Through receipt of the option premium, a call writer may generate an income stream and mitigate the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases in exchange for the upfront premium.
The successful use of a Fund's option strategies may depend on the ability of the adviser to forecast correctly market movements, where relevant to the strategy. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price. When aligned with a Fund’s investment strategy, a Fund may sell call options on a regular rolling basis for income generation purposes and not for market direction or timing purposes.
24

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.
The effective use of options may also depend on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.
If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.
A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the OCC, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.
Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.
Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.
Structured Products. A Fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or
25

securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Fund.
Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments (commodity-linked notes). Commodity-linked notes may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The purchase of commodity-linked notes will expose a Fund to the credit risk of the issuer of the commodity-linked product. Commodity-linked notes may also be more volatile, relatively less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be structured by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Issuers of structured notes include corporations and banks. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes also may be more volatile, relatively less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.
An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.
A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.
Swap transactions, caps and floors are typically net basis contracts (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess may be required to be posted as collateral with the counterparty as security for such obligations.
26

A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.
CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. The Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.
A Fund may enter into currency swaps. Currency swaps are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies, and typically require the delivery of the entire principal value of one designated currency in exchange for the other designated currency.
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
A significant risk in swap transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In the EU, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to a fund of a counterparty subject to such proceedings (sometimes referred to as a “bail in”). Currently, some transactions are required to be centrally cleared. Swap transactions that are not centrally cleared may be relatively less liquid than exchange-traded instruments and may be subject to margin requirements. Central clearing is expected to decrease counterparty risk by interposing the central clearinghouse as the counterparty to each of the parties to the original bi-lateral swap contract.
The Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions.
Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted the rules and regulations enacting the provisions of the Dodd-Frank Act. However, swap dealers, major market participants and swap counterparties are experiencing, and will continue to experience, new and additional compliance burdens and associated costs. The Dodd-Frank Act and the rules promulgated thereunder may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that
Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective.
More about the LVIP BlackRock Global Allocation Managed Risk Fund. The LVIP BlackRock Global Allocation Managed Risk Fund invests in a single Underlying Fund. In addition to the main strategies and risks described in the prospectus and elsewhere in this SAI, the Underlying Fund may employ certain other investment strategies, which together with their additional risks, are described in more detail below.
Additional Strategies:
Securities Lending — The Underlying Fund may lend securities with a value up to 33 1∕3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Additional Risks:
Precious Metal Related Securities Risk — Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices
27

of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.
Standby Commitment Agreements Risk — Standby commitment agreements involve the risk that the security the Underlying Fund buys will lose value prior to its delivery to the Underlying Fund and will no longer be worth what the Underlying Fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, the Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
SEC Names Rule Requirement
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund. The Fund’s policy of normally investing at least 80% of its assets in a portfolio of investments that provides exposure to U.S. securities is a non-fundamental policy changeable only upon 60 days’ notice to shareholders.
LVIP Global Aggressive Growth Allocation Managed Risk Fund. The Fund’s policy of normally investing at least 80% of its assets in a portfolio of investments that provides exposure to equity securities is a non-fundamental policy changeable only upon 60 days’ notice to shareholders.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund. The Fund’s policy of normally investing at least 80% of its assets in a portfolio of investments that provides exposure to U.S. securities is a non-fundamental policy changeable only upon 60 days’ notice to shareholders.
LVIP U.S. Growth Allocation Managed Risk Fund. The Fund’s policy of normally investing at least 80% of its assets in a portfolio of investments that provides exposure to U.S. securities is a non-fundamental policy changeable only upon 60 days’ notice to sharehold ers.
Portfolio Transactions and Brokerage
The Funds' Adviser or sub-advisers (as applicable) (collectively referred to as the Adviser) are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The Adviser currently provides investment advice to a number of other clients. The Adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser, as the case may be).
On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.
In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the
28

selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.
The Board of Trustees will review the commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser regards as a useful supplement of its own internal research capabilities.
The Adviser may, from time-to-time, direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser; in addition, the Adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and not solely or necessarily for the benefit of the Funds. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.
During the last three fiscal years ended December 31, 2025, 2024 and 2023, the following Funds incurred brokerage commissions as follows:
Brokerage and Research Services
	2025	2024	2023
LVIP American Global Balanced Allocation Managed Risk Fund	$2,840	$1,588	$5,345
LVIP American Global Growth Allocation Managed Risk Fund	8,170	4,167	28,502
LVIP BlackRock Global Allocation Managed Risk Fund	2,397	1,228	7,764
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	13,397	11,188	10,401
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	19,060	12,547	10,565
LVIP Global Aggressive Growth Allocation Managed Risk Fund	1,452	488	3,782
LVIP Global Conservative Allocation Managed Risk Fund	2,162	998	8,329
LVIP Global Growth Allocation Managed Risk Fund	25,101	10,690	92,516
LVIP Global Moderate Allocation Managed Risk Fund	20,611	7,903	69,798
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	492	145	1,667
LVIP U.S. Growth Allocation Managed Risk Fund	4,157	1,491	13,398
No Commissions to Finance Distribution
The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund's portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.
Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

29

	2025	2024
LVIP American Global Balanced Allocation Managed Risk Fund [2]	15%	18%
LVIP American Global Growth Allocation Managed Risk Fund [2]	17%	19%
LVIP BlackRock Global Allocation Managed Risk Fund [1]	7%	4%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund [1]	7%	6%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund [1]	9%	6%
LVIP Global Aggressive Growth Allocation Managed Risk Fund [1]	24%	14%
LVIP Global Conservative Allocation Managed Risk Fund [1]	24%	15%
LVIP Global Growth Allocation Managed Risk Fund [1]	21%	16%
LVIP Global Moderate Allocation Managed Risk Fund [1]	22%	16%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund [1]	23%	18%
LVIP U.S. Growth Allocation Managed Risk Fund [1]	23%	17%
1
The Fund’s portfolio turnover increased in 2025 due to increased trade activity.
2
The Fund’s portfolio turnover decreased in 2025 due to decreased trade activity.
Trustees and Officers
The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board no later than the end of the calendar year (December 31) that occurs after the earliest of (1) the Independent Trustee’s 75th birthday or (2) the 20th anniversary of the Trustee becoming a Board member.
The Trust's officers are responsible for the Funds' day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.
The term Fund Complex includes the 114 series of the Trust.
Interested Trustee
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
John Morriss* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Chairman and Trustee	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial since October 2025. Formerly: Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.	118
Lincoln Bain Capital Total
Credit Fund since 2025 (1
portfolio); Lincoln Partners
Group Royalty Fund since
2025 (1 portfolio); Lincoln
Funds Trust since 2025 (2
portfolios); Lincoln Variable
Insurance Products Trust
since 2025 (114 portfolios)

*
Mr. Morriss is an interested person of the Trust because he is a Director and an Officer of Lincoln Financial Investments Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.
Independent Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Formerly: Managing Director, CID Capital (private equity firm) (2021- 2025)	114	None
30

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Peter F. Finnerty 66 Mason Terrace, Brookline, MA 02446 YOB: 1963	Trustee	Since July 2024	Retired; Formerly: US Mutual Fund Leader, Global Asset, Wealth Management Assurance Leader, and Partner of Pricewaterhouse Coopers LLP (accounting firm)	114	Board of Directors of CBRE Global Real Estate Income Fund
Ken C. Joseph 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1962	Trustee	Since January 2022	Chief Compliance Officer, Braidwell L.P; Formerly: Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas, Kroll LLC	114
Board of Directors of
University Settlement
(Executive Committee);
Former President and
member of the Board of
Directors of Harvard
Kennedy School NY/NJ/CT
Alumni Network; Board of
Directors of the University
of North Carolina, School of
Law Alumni Association

Barbara L. Lamb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since February 2019	Retired; Formerly: Managing Director for Finance and Administration, WH Trading, LLC (derivatives trading firm) (2016-2022)	114	None
Pamela L. Salaway 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired	114	None
Manisha A. Thakor 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1970	Trustee	Since January 2022	Independent Consultant of MoneyZen LLC; Formerly: Vice President, Brighton Jones	114	Board Member at The National Endowment for Financial Education since 2017
Brian W. Wixted 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1959	Trustee	Since February 2019	Managing Member, Brian Wixted, LLC; Formerly: Senior Consultant, CKC Consulting and an Advisory Partner, AI Capital; Formerly: Senior Vice President, Finance, and Fund Treasurer, Oppenheimer Funds, Inc. (mutual fund complex)	114	Thornburg Income Builder Opportunities Trust since 2020 (1 portfolio)
Nancy B. Wolcott 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired	114
FundVantage Trust since
2011 (23 portfolios); Third
Avenue Trust since 2019 (4
portfolios); Third Avenue
Variable Series Trust since
2019 (1 portfolio); Polen
Credit Opportunities Fund
since 2023 (1 portfolio)

31

Officers of the Trust
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Matthew L. Arnold 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Vice President	Since December 2023	Vice President, Lincoln National Corporation
Matthew T. Berger 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2019	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Paul T. Chryssikos 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Senior Vice President, Chief Legal Officer and Assistant Secretary	Since October 2025	Senior Vice President, Chief Legal Officer, Assistant Secretary, Chief Counsel, Investment Management, Distribution and Risk, Lincoln Financial Investments Corporation.
Samuel K. Goldstein 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Vice President, Deputy Chief Legal Officer, and Secretary	Since October 2025; Formerly: Vice President and Assistant Secretary since June 2019
Vice President, Deputy Chief Legal Officer,
and Secretary, Lincoln Financial Investments
Corporation; Vice President, The Lincoln
National Life Insurance Company; Vice
President, Lincoln Life & Annuity Company
of New York; Vice President, Lincoln
National Corporation.

Gordon Huellmantel 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Senior Vice President	Since October 2025
Director, Senior Vice President, Head of
Funds Management for Lincoln Financial
and Chief Operating Officer, Lincoln
Financial Investments Corporation;
Formerly: Senior Vice President, General
Account Investment Management Team.

James J. Hoffmayer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Vice President, Treasurer, and Chief Accounting Officer	Since February 2024; Formerly: Assistant Vice President since November 2021
Vice President and Treasurer, Lincoln
Financial Investments; Vice President and
Director of Separate Account Operations and
Mutual Fund Administration, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Financial
Investments; Managing Director, SEI;
Treasurer and Chief Financial Officer, SEI
Family of Mutual Funds.

Michael C. Hoppe 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1988	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2018	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Yun (Maria) Ma 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1978	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2015	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Since April 2018	Vice President, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
John Morriss 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	President	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial. Formerly; Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.
Colleen E. O’ Leary 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1984	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2018	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
32

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Jay T. Shearon 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1972	Vice President	Since March 2024; Formerly: Assistant Vice President since December 2015
Assistant Vice President, Lincoln Financial
Investments Corporation, Lincoln Life &
Annuity Company of New York, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Variable
Insurance Products Trust.

John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Since March 2022; Formerly, Vice President since May 2019
Senior Vice President and Head of Client
Investment Strategies, Lincoln Financial
Investments Corporation; Senior Vice
President, Lincoln Life & Annuity Company
of New York; Senior Vice President, Lincoln
National Corporation; Senior Vice President,
The Lincoln National Life Insurance
Company; Formerly, Head of Product
Management, Nationwide Investment
Management Group.

Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since April 2018	Vice President and Managing Director, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Trustee Qualifications
The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.
Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Prior to December 2025, he was a Managing Partner of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb often served as a director of portfolio companies in which CID invests. He has previously served as a director of multiple other companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.
Peter F. Finnerty. Mr. Finnerty has served as a Trustee of Lincoln Variable Insurance Products Trust since 2024. Prior to July 2024, he was a partner of Pricewaterhouse Coopers LLP where he served as US Mutual Fund Leader and Global Asset & Wealth Management Assurance Leader. Mr. Finnerty joined Pricewaterhouse Coopers LLC (“PwC”) in 1985 and served as a partner since 1996 to the firm’s domestic and international investment management clients. Mr. Finnerty holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants. Through his experience, Mr. Finnerty provides the Board with accounting, auditing and financial services industry experience.
Ken C. Joseph. Mr. Joseph has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. He is currently the Chief Compliance Officer and a Partner of Braidwell LP. Mr. Joseph was previously a Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas for Kroll LLC (formerly Duff & Phelps, LLC). Mr. Joseph served for over 20 years at the U.S. Securities & Exchange Commission, including as Associate Director/Senior Officer in the Division of Examinations (formerly the Office of Compliance Inspections and Examinations), and as an Assistant Director in the Division of Enforcement. He also served as an Associate Dean of St. John’s University, NY. Currently, he serves on the Compliance Committee of the New York City Bar Association and on the following not-for-profit boards: University Settlement (Executive Committee), the Association of Securities and Exchange Commission Alumni, the University of North Carolina, School of Law Alumni Association, and the Legal & Compliance Advisory Committee of United States Youth Soccer Association. He previously served on the Board of Directors of the Harvard Kennedy School NY/NJ/CT Alumni Network (former President & Vice President). Mr. Joseph provides the board with compliance, securities law and business experience.
33

Barbara L. Lamb. Ms. Lamb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. She retired from WH Trading LLC in 2022. Ms. Lamb served as a Managing Director of Finance and Administration for WH Trading LLC from 2015-2022. She previously served as a Managing Director of Cheiron Trading LLC from 2012-2015 and a Financial Officer for Valorem Law Group, LLC from 2008-2009. Previously, she served as Chief Development Officer for Market Liquidity, LLC from 1999-2001. Ms. Lamb served as Chief Credit Officer, Senior Vice President, and Director for The Chicago Corporation from 1986-1998 and in several finance and development positions from 1980-1986. Ms. Lamb holds the Chartered Financial Analyst Designation and is a member of the CFA Institute of Chicago. Through her experience, Ms. Lamb provides the board with risk management and investing insight.
John Morriss. Mr. Morriss has served as the Chairman and as a Trustee of Lincoln Variable Insurance Products Trust since October 2025. Mr. Morriss is the Executive Vice President and Chief Investment Officer for Lincoln Financial. In this role, Morriss provides executive leadership, strategic direction, and oversight of the company’s general account, funds management and private markets investment strategies, with more than $300 billion in assets under management. He leads a team of investment professionals focused on portfolio construction, asset allocation, sub-advisor due diligence, and the development of equity, fixed income, and alternative investment strategies. He reports to Ellen Cooper, Chairman, President and CEO, and is a member of the company's Senior Management Committee.
Morriss has more than 30 years of investment experience. Prior to his current role at Lincoln, he served as Head of Public and Private Fixed Income at Fortitude Re, overseeing the organization’s insurance-focused investment portfolios. Prior to joining Fortitude Re in 2020, he held the role of Senior Vice President of Fixed Income Investments at Lincoln for four years. Earlier he spent 18 years at TIAA, where he held leadership roles spanning structured finance research, international and high-yield credit, portfolio management, and fixed income research. He began his career as a currency trader at Chase Manhattan Bank.
Morriss holds a Bachelor of Arts in History from the College of the Holy Cross and an MBA in Finance from New York University's Stern School of Business.
Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time, she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.
Manisha A. Thakor. Ms. Thakor has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. Ms. Thakor currently serves at MoneyZen LLC, which she founded in 2009. From 2018-2020, Ms. Thakor served as Vice President at Brighton Jones. From 2015-2017, Ms. Thakor served as Director of Wealth Strategies for Women at Buckingham Financial. She is a Board member of The National Endowment for Financial Education. Ms. Thakor is also a Chartered Financial Analyst (CFA) charterholder and Certified Financial Planner (CFP®). Ms. Thakor provides the Board with investment management experience and financial services industry insight.
Brian W. Wixted. Mr. Wixted has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. Mr. Wixted formerly served as a consultant for CKC Consulting and since 2019, as an Advisory Partner with AI Capital. Mr. Wixted served as the Senior Vice President of Finance and Fund Treasurer of the Oppenheimer Funds from 1999-2016. He served as the Principal and Chief Operating Officer of Bankers Trust Company’s Mutual Funds Group from 1995-1999 and the Vice President and Chief Financial Officer for CS First Boston Investment Management Corp from 1991-1995. Mr. Wixted served as Vice President and Accounting Manager with Merrill Lynch Asset Management from 1987-1991. From 1981-1987, he held several accounting positions with brokerage and accounting firms. Mr. Wixted holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants and the New York State Society of Certified Public Accountants. Through his experience, Mr. Wixted provides mutual fund, investment management and financial services industry insight.
Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery at BNY Mellon Asset Servicing from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Prior to that, Ms. Wolcott served as Executive Vice President of the predecessor firm, PFPC Worldwide Inc., from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial services industry insight.
Board Oversight
The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management of the Funds. The Trust’s day-to-day operations are managed by the adviser and other service providers who have
34

been approved by the Board. The Board is currently composed of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Trustee). The Interested Trustee serves as the Chairperson of the Board.
The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Ms. Wolcott currently serves as the Lead Independent Trustee.
Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Board regularly requests and/or receives reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Fund’s expenses, oversee compliance with regulatory requirements, and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.
As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds’ investment performance with the Adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address risks. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act and a quarterly report regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee a minimum of three times each calendar year.
The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.
Board Committees
Audit Committee. The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Ken C. Joseph, Barbara L. Lamb, Nancy B. Wolcott and Brian W. Wixted (Chair). The Audit Committee met four times during the last fiscal year.
Investment Committee. The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Steve A. Cobb (Chair), Peter F. Finnerty, Pamela L. Salaway and Manisha A. Thakor. The Investment Committee met four times during the last fiscal year.
Nominating and Governance Committee. The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The Board has adopted a charter for the Nominating and Governance Committee setting forth such Committee’s responsibilities. The members of the Nominating and Governance Committee are Independent Trustees: Steve A. Cobb, Peter F. Finnerty, Ken C. Joseph, Barbara L. Lamb, Pamela L. Salaway, Manisha A. Thakor (Chair), Brian W. Wixted, and Nancy B. Wolcott. The Nominating and Governance Committee met four times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.
Ownership of Securities
As of December 31, 2025, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2025, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:
35

Interested Trustee
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John Morriss	None	None
Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb
LVIP Baron Growth Opportunities Fund — $50,001 – $100,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Dimensional U.S. Equity Managed Volatility Fund — $50,001 – $100,000
LVIP State Street S&P 500 Index Fund — $50,001 – $100,000
Over $100,000
Peter Finnerty	None	None
Ken C. Joseph	LVIP Vanguard Domestic Equity ETF Fund — over $100,000	Over $100,000
Barbara L. Lamb
LVIP Dimensional U.S. Core Equity 1 Fund — $10,001 – $50,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Vanguard Bond Allocation Fund — $10,001 – $50,000
LVIP Dimensional International Core Equity Fund — $10,001 – $50,000
Over $100,000
Pamela L. Salaway	LVIP State Street S&P 500 Index Fund — Over $100,000 LVIP Baron Growth Opportunities Fund — $50,001 – $100,000 LVIP Mondrian International Value Fund — $10,001 – $50,000	Over $100,000
Manisha A. Thakor	LVIP State Street Small Cap Index Fund — $50,001 – $100,000 LVIP State Street Nasdaq-100 Index Fund — $50,001 – $100,000	Over $100,000
Brian Wixted
LVIP State Street S&P 500 Fund — $10,001 – $50,000
LVIP State Street Short Term Bond Index Fund  — $10,001 – $50,000
LVIP State Street Mid Cap Index Fund - $10,001 - $50,000
LVIP State Street Small-Cap Index. Fund - $10,001 - $50,000
LVIP JPMorgan Retirement Income Fund - $10,001 - $50,000
LVIP American Growth-Income Fund - $10,001 - $50,000
LVIP JPMorgan High Yield Fund – Under $10,000
LVIP State Street International Index Fund – Under $10,000
LVIP Mondrian Global Income Fund – Under $10,000
LVIP Nomura US REIT Fund – Under $10,000
LVIP State Street Emerging Markets Equity Index Fund – Under $10,000
LVIP AllianceBernstein Growth Fund – Under $10,000
LVIP American Growth Fund – Under $10,000
$50,001 - $100,000
Nancy B. Wolcott	LVIP American Balanced Allocation Fund — $50,001 – $100,000	Over $100,000
Brian Wixted served as officer for OppenheimerFunds, Inc. (“Oppenheimer”) from 1999 until his retirement in 2016. He has a deferred compensation plan previously sponsored by Oppenheimer where he receives an annual payout for a fixed number of years based on the performance of phantom share investments in Oppenheimer funds. In 2019, Invesco acquired Oppenheimer and assumed financial responsibility for payments under the former Oppenheimer deferred compensation plan. Invesco began serving as a sub-adviser to certain LVIP Funds on February 8, 2019. Payments under the plan to Mr. Wixted have exceeded $120,000 during the past two calendar years. The payment amounts are determined by previously established factors (i.e., performance of the relevant funds), and the payment amounts are not impacted by the profits of Oppenheimer or Invesco.
36

Compensation
The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2025:
Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$387,000	$387,000
Peter F. Finnerty, Trustee	$359,000	$359,000
Ken C. Joseph, Trustee	$359,000	$359,000
Barbara L. Lamb, Trustee	$355,000	$355,000
Pamela L. Salaway, Trustee	$359,000	$359,000
Manisha A. Thakor, Trustee	$369,000	$369,000
Brian W. Wixted, Trustee	$387,000	$387,000
Nancy B. Wolcott, Trustee	$434,000	$434,000
Investment Adviser and Sub-Advisers
Investment Adviser. Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) is the investment adviser to the Funds. LFI is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LFI's address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
Pursuant to the Investment Management Agreement, LFI manages each Fund's portfolio investments and reports to the Board of Trustees. Each Fund pays LFI a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LFI may vary according to the level of assets of that Fund.
For the fiscal year ended December 31, 2025, each Fund paid fees to LFI equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP American Global Balanced Allocation Managed Risk Fund	0.25%
LVIP American Global Growth Allocation Managed Risk Fund	0.25%
LVIP BlackRock Global Allocation Managed Risk Fund	0.07%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	0.24%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	0.24%
LVIP Global Aggressive Growth Allocation Managed Risk Fund	0.24%
LVIP Global Conservative Allocation Managed Risk Fund	0.24%
LVIP Global Growth Allocation Managed Risk Fund	0.24%
LVIP Global Moderate Allocation Managed Risk Fund	0.23%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	0.23%
LVIP U.S. Growth Allocation Managed Risk Fund	0.24%
Advisory Fees Paid by Each Fund
For the last three fiscal years ended December 31, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:
	2025	2024	2023
LVIP American Global Balanced Allocation Managed Risk Fund	$2,816,923	$3,049,907	$3,137,772
LVIP American Global Growth Allocation Managed Risk Fund	5,656,388	6,093,600	6,138,986
LVIP BlackRock Global Allocation Managed Risk Fund	470,465	507,943	519,209
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	1,095,613	1,115,407	1,072,032
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	1,465,122	1,503,394	1,418,364
LVIP Global Aggressive Growth Allocation Managed Risk Fund	794,137	713,806	565,761
37

	2025	2024	2023
LVIP Global Conservative Allocation Managed Risk Fund	1,739,209	1,909,145	1,994,804
LVIP Global Growth Allocation Managed Risk Fund	12,881,822	13,778,902	13,824,091
LVIP Global Moderate Allocation Managed Risk Fund	10,264,688	11,031,539	11,137,663
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	543,440	504,070	425,384
LVIP U.S. Growth Allocation Managed Risk Fund	4,536,967	4,516,872	4,019,878
Expense Reimbursements
For the last three fiscal years ended December 31, LFI reimbursed the Funds, as reflected in the table below, under the applicable expense reimbursement agreement:
	2025	2024	2023
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$3,813	N/A	$38,793
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	26,558	28,323	43,337
With respect to LVIP BlackRock Global Allocation Managed Risk Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.075% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund and LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.005% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Global Aggressive Growth Allocation Managed Risk, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.005% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse expenses to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.325% of average daily net assets for the Standard Class of the Fund (and 0.575% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
With respect to the LVIP Global Conservative Allocation Managed Risk, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.01% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
With respect to the LVIP Global Growth Allocation Managed Risk, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.01% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
With respect to the LVIP Global Moderate Allocation Managed Risk, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.015% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
With respect to the LVIP U.S. Aggressive Growth Allocation Managed Risk, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.015% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse expenses to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.315% of average daily net assets for the Standard Class of the Fund (and 0.565% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
With respect to the LVIP U.S. Growth Allocation Managed Risk, the Adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.01% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.
There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.
38

Sub-Advisers. As adviser, LFI is primarily responsible for investment decisions affecting each of the Funds under its management. For some Funds, LFI has delegated day-to-day portfolio management responsibility to investment management firms that serve as sub-advisers. Each sub-adviser makes investment decisions for its respective Fund in accordance with that Fund’s investment objectives and places orders on behalf of that Fund to effect those decisions. With respect to the Funds that are sub-advised, LFI provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.
Fund	Sub-Adviser
LVIP American Global Balanced Allocation Managed Risk Fund	Milliman Financial Risk Management LLC 71 S. Wacker Drive, 31st Floor Chicago, IL 60606
LVIP American Global Growth Allocation Managed Risk Fund	Milliman Financial Risk Management LLC 71 S. Wacker Drive, 31st Floor Chicago, IL 60606
LVIP BlackRock Global Allocation Managed Risk Fund	BlackRock Investment Management, LLC 100 Bellevue Parkway Wilmington, DE 19809
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	BlackRock Investment Management, LLC 100 Bellevue Parkway Wilmington, DE 19809
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	BlackRock Investment Management, LLC 100 Bellevue Parkway Wilmington, DE 19809
LVIP Global Aggressive Growth Allocation Managed Risk Fund	Milliman Financial Risk Management LLC 71 S. Wacker Drive, 31st Floor Chicago, IL 60606
LVIP Global Conservative Allocation Managed Risk Fund	Milliman Financial Risk Management LLC 71 S. Wacker Drive, 31st Floor Chicago, IL 60606
LVIP Global Growth Allocation Managed Risk Fund	Milliman Financial Risk Management LLC 71 S. Wacker Drive, 31st Floor Chicago, IL 60606
LVIP Global Moderate Allocation Managed Risk Fund	Milliman Financial Risk Management LLC 71 S. Wacker Drive, 31st Floor Chicago, IL 60606
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	Milliman Financial Risk Management LLC 71 S. Wacker Drive, 31st Floor Chicago, IL 60606
LVIP U.S. Growth Allocation Managed Risk Fund	Milliman Financial Risk Management LLC 71 S. Wacker Drive, 31st Floor Chicago, IL 60606
BlackRock Advisors, LLC, BlackRock Financial Management, Inc., and BlackRock Investment Management, LLC (collectively, “BlackRock”) are wholly owned subsidiaries of BlackRock, Inc. BlackRock, Inc., through its subsidiaries and divisions, provides (i) investment management services to individuals and institutional investors through separate account management, non-discretionary advisory programs and commingled investment vehicles; (ii) risk management services, investment accounting and trade processing tools; (iii) transition management services, and (iv) securities lending services. BlackRock has been an investment advisor since 1999. Pursuant to certain sub-sub-advisory agreements, BlackRock may utilize sub-sub-advisers, including BlackRock (Singapore) Limited located at Twenty Anson, #18-01 20 Anson Road, Singapore 079912, and BlackRock International Limited located at Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, which are affiliates of BlackRock.
Milliman Financial Risk Management LLC (Milliman FRM) is a wholly-owned subsidiary of Milliman, Inc. Milliman FRM is a global leader in financial risk management to the retirement savings industry. Established in 1998, Milliman FRM includes over 200 professionals operating from three trading platforms around the world.
39

Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP American Global Balanced Allocation Managed Risk Fund	0.04%
LVIP American Global Growth Allocation Managed Risk Fund	0.04%
LVIP BlackRock Global Allocation Managed Risk Fund	0.04%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	0.05%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	0.05%
LVIP Global Aggressive Growth Allocation Managed Risk Fund	0.04%
LVIP Global Conservative Allocation Managed Risk Fund	0.04%
LVIP Global Growth Allocation Managed Risk Fund	0.04%
LVIP Global Moderate Allocation Managed Risk Fund	0.04%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	0.04%
LVIP U.S. Growth Allocation Managed Risk Fund	0.04%
Sub-Advisory Fees Paid by Each Fund
During the last three fiscal years ended December 31, the following amounts were paid for investment sub-advisory services with respect to the management of each Fund. LFI, not the Fund, pays all sub-advisory fees owed.
	2025	2024	2023
LVIP American Global Balanced Allocation Managed Risk Fund	$450,708	$487,985	$502,044
LVIP American Global Growth Allocation Managed Risk Fund	905,022	974,976	982,238
LVIP BlackRock Global Allocation Managed Risk Fund	250,915	270,903	276,912
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	243,552	247,595	239,106
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	325,425	333,554	316,166
LVIP Global Aggressive Growth Allocation Managed Risk Fund	129,655	116,540	92,369
LVIP Global Conservative Allocation Managed Risk Fund	289,868	318,191	332,467
LVIP Global Growth Allocation Managed Risk Fund	2,146,970	2,296,484	2,304,015
LVIP Global Moderate Allocation Managed Risk Fund	1,747,181	1,877,709	1,895,772
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	92,500	85,799	72,406
LVIP U.S. Growth Allocation Managed Risk Fund	756,161	752,812	669,980
Service marks. The Funds’ service marks and the name “Lincoln” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LFI ceases to be the Funds’ investment adviser.
In the prospectus and sales literature, the name BlackRock will be used with LVIP BlackRock Global Allocation Managed Risk Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, and LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund. The continued use of these names is subject to the right of BlackRock to withdrawal its permission in the event it ceases to be the sub-adviser to the particular Fund it advises or a change to the underlying fund of a particular Fund.
Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.
Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LFI or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser's or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 866-436-8717 or on the Funds’ website at https://
lincolnfinancial.com/lvip; and (2) on the SEC's website at http://www.sec.gov.
Portfolio Managers
The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager is referred to in this section as a “portfolio manager.” Portfolio managers are the individuals employed by or associated with the Fund or an investment adviser of the Fund who are primarily responsible for the day-to-day management of the Fund’s portfolio.
40

Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2025.
Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of other Accounts Paying Performance Fees
Lincoln Financial Investments Corporation
Jay Shearon
Registered Investment Companies	11	$17,843	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Lu Fan, CFA
Registered Investment Companies	11	$17,843	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Alex Zeng, PhD, CFA, CAIA
Registered Investment Companies	11	$17,843	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
BlackRock Investment Management, LLC
Suzanne Ly, CFA, FRM
Registered Investment Companies	22	$11,960	0	$0
Other Pooled Investment Vehicles	12	$7,800	0	$0
Other Accounts	0	$0	0	$0
Russ Koesterich, CFA, JD
Registered Investment Companies	9	$30,840	0	$0
Other Pooled Investment Vehicles	9	$23,030	0	$0
Other Accounts	33	$140.8	0	$0
Rick Rieder
Registered Investment Companies	22	$120,400	0	$0
Other Pooled Investment Vehicles	27	$50,350	4	$27.92
Other Accounts	41	$5,280	1	$104.9
Peter Tsang, CAIA
Registered Investment Companies	35	$98,170	0	$0
Other Pooled Investment Vehicles	101	$15,800	0	$0
Other Accounts	33	$9,610	0	$0
Milliman FRM*
Jeff Greco, FRM
Registered Investment Companies	23	$25,826	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Adam Schenck, CFA
Registered Investment Companies	29	$28,424	0	$0
Other Pooled Investment Vehicles	3	$358	0	$0
Other Accounts	0	$0	0	$0
Maria Schiopu, CFA
Registered Investment Companies	36	$28,525	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Ruby Shi
Registered Investment Companies	11	$17,879	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
41

*
Please note that Milliman FRM provides advisory and sub-advisory services to clients in a variety of ways, including as an overlay strategy. Milliman FRM calculates assets under management based on the total amount of assets in the portfolio, not just the overlay portion which Milliman FRM is directly responsible for managing. Milliman FRM believes that this more accurately reflects the nature of Milliman FRM’s services, which are providing risk management strategies to entire portfolios and not just to the overlay assets.
Material Portfolio Manager Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager of a mutual fund has day-to-day management responsibilities with respect to the portfolio assets of more than one investment account, such as other pooled investment vehicles (including mutual funds, private funds, etc.) or separately managed accounts (collectively, “Accounts”).
Potential conflicts of interest may occur in connection with a portfolio manager’s management of a fund named in this SAI (a “Fund”), on one hand, and the investments of another Account, on the other. LFI has policies and procedures that it believes reasonably address the conflicts associated with managing multiple Accounts. The management of multiple Accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and the Fund. Material conflicts may exist between the investment strategy of the Fund and the investment strategy of other Accounts managed by the portfolio manager such as when an Account sells (or buys) a security, while the Fund buys or holds (or sells) the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by the Fund.
Material conflicts may exist in the allocation of investment opportunities between the Fund and other Accounts managed by the portfolio manager. LFI and each Fund’s sub-adviser(s), if any, have adopted policies and procedures designed to allocate investments fairly across a Fund and other Accounts.
No Fund or other LFI managed Account with a strategy similar to any of the Funds charges a performance-based fee.
The information below relates solely to the Fund(s) managed by the particular adviser or sub-adviser.
Lincoln Financial Investments Corporation (“LFI”)
Subadvised Funds. LFI manages certain Fund portfolio investments via a “manager of managers” structure, whereby LFI selects and oversees sub-advisers that, in turn, manage a Fund’s portfolio investments, such as equity (stocks), fixed-income (bonds), and exchange-traded funds (“ETFs”). LFI conducts ongoing reviews of each sub-adviser’s business practices and investment operations. The Funds’ manager of managers structure, as well as Accounts not being charged performance-based fees, greatly reduces the potential for LFI Fund portfolio managers to face conflicts of interest regarding the management of other Accounts.
Funds of Funds. LFI provides direct asset management services for certain Funds known as “funds of funds.” A fund of funds for which LFI serves as the investment adviser invests its assets in other mutual funds and closed-end registered investment companies, such as the Lincoln Bain Capital Total Credit Fund, for which LFI also serves as the investment adviser (which are branded “LVIP” or “Lincoln” funds), and funds, including ETFs, managed by unaffiliated investment managers (collectively, the “underlying funds”). LFI fund portfolio managers maintain an asset allocation strategy for each LVIP fund of funds and make decisions regarding allocations to underlying funds based on the LVIP fund of funds’ investment objectives, policies, practices and other relevant investment considerations that the portfolio managers deem applicable. For information on an LVIP Fund’s current holdings, including information on affiliated portfolio holdings, see the Fund’s most recent shareholder report or quarterly holdings disclosures, which are posted online at www.lincolnfinancial.com/lvip.
LFI and the Funds generally rely on SEC Rule 12d1-4 to implement the fund of funds structure. LFI, as a fiduciary to each Fund, selects underlying funds that it believes are in a Fund’s best interest based on a variety of factors.
LFI and its affiliates receive advisory and other fees from underlying LVIP and Lincoln Funds for the management and other services that LFI and its affiliates provide to the LVIP and Lincoln Funds. As such, LFI is subject to a conflict of interest in selecting underlying funds and has an incentive to invest in underlying LVIP and Lincoln Funds and favor greater allocations to those underlying funds that will pay the highest fee rate to LFI. Similarly, unaffiliated investment managers and their affiliates receive advisory and/or other fees from the underlying funds they or their affiliates manage. The affiliated and unaffiliated underlying funds may have advisory fee rates that are higher and/or fee structures that are different than those of the Funds. A portfolio manager’s management of Accounts with different advisory fee rates and/or fee structures raises potential conflicts of interest by creating an incentive to favor Accounts that charge higher fees.
As decision-makers for the LVIP funds of funds, LFI portfolio managers have the authority and discretion to manage fund of funds’ allocations to underlying funds. LFI’s policy is for LFI portfolio managers to make decisions concerning the selection of underlying funds based on the best interests of each Fund and its shareholders, without regard to any revenue that LFI receives or might receive, directly or indirectly, from the Funds or underlying funds for services provided by LFI, an LFI affiliate or any sub-adviser. At the same time, LFI expects to invest in affiliated underlying funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more comparable unaffiliated underlying funds. As noted above, LFI is subject to a conflict of interest in making an investment in an affiliated underlying fund, or in maintaining an existing investment in an affiliated underlying fund, and LFI also might have an interest in making such an investment in order to benefit that affiliated underlying fund (for example, by assisting the affiliated underlying fund in achieving or maintaining scale or to provide greater viability or,
42

alternatively, to reduce the amounts waived and/or reimbursed by LFI to maintain the underlying fund’s expense cap, if applicable). Notwithstanding the foregoing, LFI is a fiduciary and is legally obligated to act in an LVIP fund of fund’s best interests when selecting underlying funds. The Funds have additional policies and procedures in place to comply with SEC rules concerning funds of funds.
Cross Trades. LFI portfolio managers do not manage Fund assets that may be included in cross-trades. Fund sub-advisers effect any such trades, and each sub-adviser has represented to LFI that it has procedures in place to comply with relevant SEC regulations.
Multiple Accounts. A Fund portfolio manager’s management of multiple Accounts may result in the portfolio manager devoting unequal time and attention to the management of each Account. Although LFI does not track the time a portfolio manager spends on a single Fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the Accounts for which he or she is responsible. LFI seeks to manage competing interests for the time and attention of portfolio managers and other LFI personnel.
Personal Accounts. Personal accounts of LFI investment personnel may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LFI’s code of ethics.
BlackRock Financial Management, Inc., BlackRock Advisors, LLC, and BlackRock Investment Management, LLC (BlackRock)
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Rieder and Koesterich may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Rieder and Koesterich may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
Milliman Financial Risk Management LLC
Milliman FRM acts as an adviser or sub-adviser to institutional clients including life insurers. Certain of the mutual funds for which Milliman FRM also acts as adviser or sub-adviser may be included in the lineup of underlying funds in which such life insurers’ separate accounts invest. Milliman FRM’s compliance program and other corporate policies and procedures are implemented and enforced to prevent any potential conflicts from affecting our performance or services to our clients. For example, such conflicts may be mitigated by policies such as the inclusion of written disclosures or specific contractual provisions, or our client confidentiality and privacy policies.
Milliman FRM provides investment advisory services to certain funds that are sold to the retirement plan market. Another group within our parent company, Milliman, Inc., provides actuarial and administrative services to retirement plan sponsors, including public and private defined benefit and defined contribution plans. Some of these clients also engage Milliman FRM for investment advisory services. To avoid engaging in prohibited transactions, the value of clients’ investment in these trusts or funds may be excluded from Milliman FRM portfolio management fees or from the fees of the related services.
From time to time, Milliman FRM and Milliman, Inc. will both advise the same client in relation to different aspects of their financial needs. Where this occurs, the relationship between Milliman and FRM is disclosed in advance and fees are structured in a manner that is fair to the client and consistent with applicable law.
43

Milliman FRM may recommend that current clients participate in services or programs offered by third parties with which we have a relationship, including the provision of sub-advisory services. In such cases we disclose to the current client the arrangement between Milliman FRM and the third party, and that we receive an economic benefit when recommending such programs by our receipt of a sub-advisory fee.
We are not aware of any effect these potential conflicts may have on the Funds at this time.
Compensation Structures and Methods
Information regarding each portfolio manager's compensation is attached hereto as Appendix C.
Beneficial Interest of Portfolio Managers
Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.
As of the Funds' fiscal year ended December 31, 2025, no portfolio manager of any Fund beneficially owned shares of any Fund.
Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LFI, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous.
For fiscal years ended December 31, 2025, 2024 and 2023, LFD received $199,287,590, $194,623,872, and $177,938,119, respectively, in compensation from the Trust.
Administration Agreement
The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LFI and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.
For the fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid Lincoln Life $12,090,608, $11,515,673, and $10,571,726, respectively, in administrative services reimbursement.
The Trust compensates Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Funds.  These contractholder services include, among others: responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders.  In addition, Lincoln Life provides certain corporate-level services to each of the Funds, such as: anti-money laundering and fraud prevention; privacy and data security; disaster recovery; and services related to regulatory duties, such as duties of confidentiality and disclosure.
For the fiscal years ended December 31, 2025 and 2024, the Trust paid Lincoln Life $34,744,937 and $30,947,378, respectively, in contractholder servicing and corporate-level services reimbursement.
Securities Lending
None of the Funds engaged in any securities lending for the fiscal year ended December 31, 2025.
44

Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), effective October 15, 2018 (November 19, 2018 for the funds of funds and master feeder funds), pursuant to which State Street provides certain accounting services for the Fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses.
For fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid $7,662,396, $7,300,929, and $8,785,055, respectively, pursuant to its Accounting Agreement.
Code of Ethics
The Trust, LFI and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LFI who regularly have access to information about securities purchased for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.
Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 114 funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.
Each Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.
Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of
45

at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
Control Persons and Principal Holders of Securities
Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions received by owners of the Variable Contracts. A small number of Contract Holders could therefore determine whether Fund proposals are approved.
For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 S. Harrison Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third-party insurance companies.
As of April 1, 2026, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund's outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds. The fund of funds generally will vote their shares of underlying funds in the same proportion as the vote of all of the other holders of the underlying fund's shares, a technique known as “echo voting.”
Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.
Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.
For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25% for the Funds, except for the Service Class shares of the LVIP American Global Balanced Allocation Managed Risk Fund, LVIP American Global Growth Allocation Managed Risk Fund, LVIP BlackRock Global Allocation Managed Risk Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, and LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, for which the Plan Fee is currently 0.35%. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.
No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.
The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued.
For the fiscal year ended December 31, 2025, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $199,287,590.
46

Revenue Sharing
LFI and its affiliates, including LFD, may pay compensation at their own expense, including the profits from the advisory fees LFI receives from the Funds, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Funds and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.
A significant purpose of these payments is to increase sales of the Funds' shares and the products that contain the Funds. LFI and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.
Valuation of Portfolio Securities
Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.
In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:
Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.
Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.
Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.
Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.
Each Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.
Each Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.
47

Each Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.
Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations.  In this regard, each Fund provides daily post-trade position reports, as well as reports showing the Fund’s daily futures transactions pursuant to the managed volatility strategy, to the annuity pricing group and market risk management group within Lincoln Life, LFI’s parent company. In addition, certain Funds provide monthly portfolio holdings on a post-trade basis to Lincoln Life approximately 20 days after the end of each month. The pricing group uses Fund information to support the group’s oversight of risk management functions for the Managed Volatility Funds and Lincoln Life, but does not engage in any trading activities.  The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities.  Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associated insurance products.  Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.
Fund sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund's portfolio holdings: (1) ratings organizations, such as Moodys, and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Morningstar and Lipper, Factset Research Systems, Intex, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Bloomberg PORT, BarraOne/MSCI Barra, Barclays Capital, BlackRock Aladdin, Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, Hedgemark, MoneyMate and Barclays Capital Point, Acuity Knowledge Partners, Virtu Financial, Markit/Wall Street Office and Axioma provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Electra Securities, TriOptima, FX Connect, OMEGO LLC, Infinit Outsourcing, Inc., Limited, Cogent Consulting, Abel Noser, Charles River Communications and StarCompliance, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services such as Accenture LLP, Bank of New York Mellon, Brown Brothers Harriman & Co., Fidelity Corporate Action Solutions, State Street Bank and Trust Company, State Street Investment Manager Solutions, ION and Northern Trust, provided generally on a daily basis for the purpose of providing operational functions including, but not limited to, Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund's holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.
Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser, or sub-advisers (collectively referred to as the Adviser), trading services providers, class action service provider (Kessler Topaz Meltzer & Check, LLP), custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.
The Funds will disclose their portfolio holdings in public SEC filings. The Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.
Neither the Funds, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds' portfolio holdings information.
The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.
The Trust's Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds' investment adviser and other Fund affiliates, on the other. Moreover, the Funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance review and will recommend any remedial changes to the procedures.
48

Purchase and Redemption Information
Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. The offering price of a Fund’s shares is equal to its net asset value per share.
If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.
Custodian and Transfer Agent
All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.
Lincoln Life performs the Funds’ dividend and transfer agent functions.
Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds' Independent Registered Public Accounting Firm. In addition to the audits of the Funds' financial statements, Ernst & Young LLP also reviews certain regulatory reports and performs other tax services when engaged to do so by the Trust.
Financial Statements
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference here and here. The audited financial statements and the reports for the year ended December 31, 2025, of Ernst & Young LLP thereon are incorporated by reference. We will provide a copy of each Fund's annual report and financial statements, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 866-436-8717.
Taxes
Regulated Investment Company. Each Fund intends to qualify, and has elected to be taxed as, a regulated investment company under the Internal Revenue Code (the “Code”). A regulated investment company’s ordinary income and net realized capital gains, if distributed to shareholders, will not be subject to corporate income tax. Each Fund, as a regulated investment company, must, among other things, annually derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale of stock or securities or foreign currencies, or other income, such as income derived from interests in “qualified publicly traded partnerships,” gains from options, futures, or forward contracts, derived with respect to the Fund’s other investments (the Income Requirement).
Each Fund also intends to comply with diversification requirements that apply to mutual funds investing in variable contracts. Generally, a Fund will be required to diversify its investments so that on the end of each calendar quarter: no more than 55% of total assets is represented by any one investment; no more than 70% is represented by any two; no more than 80% is represented by any three; and no more than 90% is represented by any four.
For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by such. A Fund may satisfy an alternative asset diversification test under certain circumstances.
Each Fund may sell its shares directly to certain qualified pension and retirement plans, and to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. If a Fund were to
49

sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract owners would be treated as the Fund’s shareholders, and the contracts invested in the Fund would not be treated as annuity, endowment, or life insurance contracts under the Code. All income and gain earned from those contracts both in past years and currently would be taxed currently to the Contract owners, and income and gain would remain subject to taxation as ordinary income thereafter.
If a Fund fails to qualify as a regulated investment company, the Fund would be subject to tax as an ordinary corporation on all of its taxable income and gain, whether or not distributed to shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company, the Fund’s distributions would be characterized as ordinary dividend income to its shareholders, and Contract owners would be required to include in ordinary income any income earned under the contracts for the current and all prior taxable years. A Fund’s failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts. Under certain circumstances inadvertent failures to satisfy the diversification requirements may be corrected.
Certain Funds may invest in exchange traded vehicles that track commodity returns. Under the Code, these investments are not considered “securities” for purposes of the Income Requirement. As a result, any income generated by such investments is not included in determining compliance with the Income Requirement’s 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year. To the extent that a Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.
Medicare Tax. A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments, and net gain from investments) of certain individuals, trusts and estates.
Fund Distributions. Dividends that a Fund pays from its ordinary income and distributions of a Fund’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of a Fund’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable to life insurance companies under the Code. See the Contracts Prospectus for a description of the respective Insurance Company’s tax status and the charges that may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, each Fund will send to the Insurance Companies a written notice reporting the amount and character of any distributions made during such year. Any benefits reported will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
Foreign Investments. Dividends or other income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign jurisdictions. Tax conventions, such as treaties, between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities in foreign corporations or in other regulated investment companies, the Fund may elect to treat its foreign income tax payments as paid by the Insurance Companies for U.S. income tax purposes. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make this election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount that will be available for the deduction or credit. Certain limitations apply to the credit (but not the deduction) for foreign taxes that an Insurance Company may claim. Foreign taxes each Fund pays will reduce the return on the Fund’s investments. Any benefits of a foreign tax credit or deduction as a result of this election will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
A Fund or Underlying Fund that invests in non-U.S. securities may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is eligible to do so may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund or underlying fund, depending on the circumstances.
Contract Owner Taxes. Since individual Contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the Contract owner level. The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by
50

the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. An alternative asset diversification test may be satisfied under certain circumstances.
Each Fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract holders would be treated as the owners of the shares and the contracts invested in the Fund would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the Contract holders, and income and gain would remain subject to taxation as ordinary income thereafter.
Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.
A Fund or an underlying fund, if invested in non-U.S. securities, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is permitted to do so may elect to “pass through” to its investors, including a Fund, the amount of non-U.S. income taxes paid by the Fund or underlying fund. A Fund itself will be eligible to elect to “pass through” such amounts to its stockholders and may do so, depending upon circumstances.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments and net gain from investments) of certain individuals, trusts and estates.
Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code reporting the amount and character of any distributions made during such year. Any benefits of such designation will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations or in other regulated investment companies, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by the Insurance Companies. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. Federal income tax deduction or as a foreign tax credit against their U.S. Federal income taxes. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount which will be available for the deduction or credit. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed. Foreign taxes paid by each Fund will reduce the return from the Fund’s investments. Any benefits of such reporting will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.
The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
51

Appendix A — Long and Short-Term Credit Ratings
Certain of the Funds’ investment policies and restrictions include reference to bond (long-term) and commercial paper (short-term) ratings. The following is a discussion of the rating categories of Moody’s Investor Service, Inc. and Standard & Poor’s Financial Services LLC.
Background
Moody’s
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
S&P Global Ratings
A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due.
Long-Term Credit Ratings
Long-term ratings are generally the credit risk of fixed-income obligation with an original maturity of one year or more.
Moody’s
Aaa - Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A - Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa - Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba - Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B - Obligations rated B are considered speculative and are subject to high credit risk.
Caa - Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C - Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
S&P Global Ratings
AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
D - An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
52

*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.
Moody’s
P1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P Global Ratings
A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.
B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
53

Appendix B — Proxy Voting Policies and Procedures
Lincoln Financial Investments Corporation (“LFI”)
I. Introduction
The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, LFI.
LFI has adopted these Policies and Procedures to govern LFI’s implementation of proxy voting for LFI’s clients, which include the Lincoln Funds.
II. Policies
LFI shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).
Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LFI believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LFI votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.
In exercise voting authority LFI will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:
•
Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;
•
Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•
Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
III. Procedures
A. Direct Investments
LFI may invest directly in equity and fixed income securities, and other types of investments. LFI will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LFI will vote proxies in the Client’s best interests, as determined by LFI. In making such determination, LFI may rely on analysis from proxy voting consultants or third-party proxy voting services. LFI will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LFI may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.
B. Sub-Advised Funds
LFI advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LFI shall review each sub-adviser’s proxy voting policies and procedures as follows:
•
Before a sub-adviser is retained, LFI’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.
•
Each quarter, LFI’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LFI’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.
•
During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LFI reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.
54

C. Funds of Funds
LFI advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.
When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LFI shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”
When a fund of funds invests directly in securities other than mutual funds, LFI shall follow the procedures outlined in “Direct Investments” above.
D. Master-Feeder Funds
LFI advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.
If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.
Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.
E. Material Conflicts
In the event that LFI identifies a potential material conflict of interest between a Client and LFI, or any LFI-affiliated entity, LFI will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LFI. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.
IV. Disclosure
A. Form ADV
LFI shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LFI will disclose how Clients may obtain information about how LFI voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.
B. Statement of Additional Information (SAI)
Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).
C. Annual Reports
Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.
D. Proxy Voting Record on Form N-PX
The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
V. Recordkeeping
LFI shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:
(a)
Proxy Voting Policies and Procedures;
(b)
Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);
55

(c)
A copy of any document that LFI, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and
(d)
A copy of each written request from a Client, and any response to the Client, for information on how LFI voted the Client’s proxies.
BlackRock Advisors, LLC
BlackRock Financial Management, Inc.
BlackRock Investment Management, LLC
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers.1 BAIS works in partnership with BlackRock’s investment teams, excluding index equity2, providing expertise on investment stewardship and engaging with companies alongside and on behalf of those teams when appropriate. The team is responsible for establishing voting guidelines for the active equity platform, providing vote recommendations and operationalizing voting decisions. The guidance informs the voting recommendations BAIS makes to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
1
This document includes BAIS’ benchmark policy, which covers nearly all active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. The benchmark policy also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. This document also includes BAIS’ decarbonization policy, which covers holdings in BlackRock active funds that have climate and decarbonization objectives in addition to financial objectives.
2
BlackRock segmented active and index equity investment functions, including stewardship, in January 2025 as part of a strategic initiative to unlock the full breadth of the firm’s active and private markets capabilities for clients. As a result, there are two stewardship teams, which operate independently of one another and have separate voting policies.
Introduction to BlackRock
BlackRock’s mission is to help more people invest better. The money BlackRock manages is not its own — it belongs to BlackRock’s clients, many of whom make their own asset allocation and portfolio construction decisions. As a fiduciary, BlackRock invests on clients’ behalf to help them meet their investment objectives. The firm does this by understanding clients’ long-term investment objectives and offering choice on how and where they wish to invest their money. BlackRock then helps clients seek the best risk-adjusted returns based on those choices, underpinning this work with research, data and analytics.
At BlackRock, investment stewardship is core to our role as an asset manager and a fiduciary to our clients. As stewards of our clients' assets, we engage with companies to discuss the corporate governance and business practices that, in our experience, support companies in delivering durable, risk-adjusted financial returns over time. We are committed to building strong relationships through constructive, ongoing dialogue with the boards and executive management of the companies in which our clients are invested.
About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (the “Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing.3 Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk-adjusted financial returns. Portfolio managers and stewardship specialists may engage jointly or independently on material corporate governance matters. Our discussions focus on topics relevant to a company’s success over time, including governance and leadership, corporate strategy, capital structure and financial performance, operations and material sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
56

3
On February 11, 2025, the U.S. Securities and Exchange Commission (SEC) staff issued updated guidance for shareholders to maintain their eligibility to report their beneficial ownership under Schedule 13G of the Exchange Act. We comply fully with these requirements and do not engage with portfolio companies for the purpose, or with the effect, of changing or influencing control of the company.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude each portfolio manager has to make independent voting decisions on their holdings. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on each portfolio’s investment objectives and strategy.
These guidelines discuss BAIS’ views on corporate governance topics on which we may engage with management teams and board directors4 and on matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
4
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
Our approach to stewardship within active equities
Voting at a company's shareholder meeting is a right of share ownership and a core principle of corporate governance. The voting rights attached to clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner consistent with BlackRock’s contractual arrangements with clients and funds.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. BAIS takes a globally consistent approach to voting but considers the different corporate governance regulations and norms across markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 19 for more information about how we fulfill and oversee our investment stewardship responsibilities for BlackRock’s non-index equity strategies.5
5
Non-index equity strategies include active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies, as well as holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly for those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed income investment teams may help inform an issuer’s approach to structuring specialist issuances and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner.6
6
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
We look to the board of directors (hereafter the “board”) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In overseeing the management of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (“CEO”). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
57

Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. Generally, the board or a sub-committee determines the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether the skills and experience of a director candidate would be additive. We welcome disclosures that explain how the board considered different skills and experience to ensure that the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect directors to serve on the board. We do not prescribe any particular board composition in our engagements or voting but seek to understand how well placed a board is to act in investors’ interests. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. We consider it good practice for at least half the directors to be independent and free from conflicts of interest or undue influence.7 This also helps to ensure that board committees are composed of a sufficient number of independent directors. Companies domiciled in markets with a higher threshold for board independence should meet those local requirements.
7
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
In our view, it is good practice for boards to establish the length of time a director would normally be expected to serve, in line with market norms where those exist. We find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than typically provided for under local practice. In our experience, long-serving directors could become less independent given their long-term relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance from regulation or corporate governance best practices, we may vote against the election of the chair of the committee responsible for board composition if a company does not clearly disclose its approach to director tenure and board renewal. We may vote against the election of directors who have served for more years than is typical in markets with specific guidance, where the case for their continued service is not evident.
58

Capacity
To be effective and engaged, directors need to have the time and energy to commit to the role. In our view, an effective board will assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
Regular election of directors, ideally annually, supports director accountability to shareholders. A classified board structure8 may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model (e.g., a non-operating company such as closed-end funds).
8
A classified board divides the directors into classes with different overlapping terms. As a result, only one class of directors stands for election in any one year.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will generally not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish, but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. It is helpful to investor understanding when the board discloses the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
•
Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
•
Nominating, governance and human capital – oversight responsibilities for corporate governance principles and practices of the company, including the periodic review of board performance; responsibility for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies, including corporate culture and purpose.
•
Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey concerns about how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and the objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. In certain circumstances, it may be helpful to boards to retain independent third parties to advise on critical matters. These
59

might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards play an important role in establishing compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, incentives - most often share-based- that reward performance against long-term metrics, and pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
•
Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the
•
context of the company’s size, sector and market.
•
Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
•
Long-term incentives that motivate sustained performance across a multi-year period.
•
A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
•
Pay outcomes that are consistent with the returns to investors over the relevant time period.
•
Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
•
A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board or relevant board committee.
•
Change of control provisions that appropriately balance the interests of executives and shareholders.
•
Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
•
Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities, or the election of the most senior independent director, if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
60

Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board might consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We consider it good practice for companies to put to a shareholder vote any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may communicate with the activist to understand their analysis and objectives, once they have publicly disclosed their campaign. We may also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
We may support board candidates nominated by a shareholder activist if BAIS, in its independent judgment, or the relevant portfolio manager has determined that there is a case for change to enhance shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should give equitable consideration to the interests of all shareholders when evaluating related party transactions.
We consider it good practice for transactions with related parties, such as significant shareholders or companies affiliated with the public company, to be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. In our view, such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
61

Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. We consider it good practice for the board to oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors, and other stakeholders, on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy.
Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, we encourage companies to disclose material sustainability-related factors that are integral to how a company manages risks or generates revenue. BAIS finds it helpful to our understanding when companies provide robust, standardized disclosures on their material sustainability-related risks and opportunities. The International Sustainability Standards Board (ISSB) is one entity working to meet these objectives through its reporting standards, which may be helpful to companies in preparing such reports.9 However, we do not mandate any specific disclosure framework, and note that companies in certain jurisdictions are subject to mandatory reporting requirements under standards specified by policy makers.10
9
The ISSB is an independent standard-setting body within the International Financial Reporting Standards (IFRS) Foundation. Please refer to the IFRS website to learn more about the framework and standards S1 “General Requirements for Disclosure of Sustainability-related Financial Information” and S2 “Climate-related Disclosures.”
10
See, for examples, https://www.ifrs.org/news-and-events/news/2025/06/ifrs-foundation-publishes-jurisdictional-profiles-issb-standards/ and https://finance.ec.europa.eu/capital-markets-union-and-financial-markets/company-reporting-and-auditing/company-reporting/corporate-sustainability-reporting_en
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.
We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of corporate reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to make an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
62

Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections or introduce additional burdens. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised can address a range of matters that may be relevant to a company’s business.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we are concerned a company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to rules, regulations, agency guidance and contractual agreements that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We do not submit shareholder proposals but can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
A corporation’s ability to engage in the policy process is subject to rules and regulations set by the jurisdictions in which they engage. When a corporation reports material financial risk related to policy and or regulatory changes, BAIS may seek to understand how it is addressing the material risk identified. We seek to understand how companies engage in corporate political activities and ensure that their participation is consistent with their public statements on policy matters material to the company’s long-term strategy. The board should be aware of the approach taken by management on corporate political activities as there can be reputational risks arising from inconsistencies between a company’s policy engagement and stated policy positions. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities. We may engage a company where we would like to better understand its approach to policy engagement, where relevant.
63

To mitigate the risk of inconsistencies, companies may wish to assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
We may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient to address the material risk it has identified.
Material sustainability-related risks and opportunities
We seek to understand how companies manage the material risks and opportunities inherent in their business operations. In our experience, sustainability-related factors11 that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
11
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. It is helpful to investors’ understanding when these disclosures include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately acting to address or disclosing material climate-related risks, consistent with the parameters set out in these climate- and decarbonization-specific guidelines. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy or targets that the company does not currently provide and that would be helpful to investment decision-making. We would not recommend support for shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives. For the funds and accounts in scope, voting on matters not related to climate risk and the energy transition is undertaken in line with BAIS’ benchmark guidelines.
64

Appendix 1: How we fulfil and oversee our investment stewardship responsibilities for non-index equity investment strategies
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (the “Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Stewardship Leaders Group, comprised of senior active investors and other relevant stakeholders in BlackRock’s legal, public policy, sustainability and communications teams, helps shape the firm’s approach to investment stewardship on non-index equity investment strategies. The Group may advise on and review amendments to BAIS’ policies and practices. It does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that are commonly put to a shareholder vote. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings from the point at which votes are submitted until after the after the shareholder meeting has occurred); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies.12
65

As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice.13
12
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
13
BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our engagements and voting, investment colleagues’ insights and our Guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ Guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BlackRock maintains policies and procedures that seek to prevent undue influence on BAIS’ proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted these Guidelines which are designed to advance our clients’ long-term financial interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given preferential treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a more informed voting decision or to better understand a company's perspectives on financially material risks and opportunities. Within the normal course of business, BAIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid perceived or potential conflicts of interest, to satisfy regulatory requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides
66

BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for certain perceived or potential conflicts of interest, including:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider.
Securities lending
If authorized, BlackRock acts as a securities lending agent on behalf of its clients. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns which in turn may allow fund providers to offset fund expenses.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them to allow for voting. This decision is guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending team, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2025 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
Milliman Financial Risk Management LLC
When acting as the primary investment adviser to investment companies which invest in other unaffiliated investment companies (Underlying Funds), the Company shall vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted (“mirror vote”), or in accordance with instructions received from fund shareholders. The Company only votes proxies in instances where it is the primary adviser to a registered investment company as defined in the Investment Company Act.
67

Please Note: The Company will not be the primary adviser to the Funds; in addition, the Company expects that it will only be engaging in derivative transactions for the Funds, and derivatives do not carry voting rights. As such, the Proxy Voting Policy will not apply.
68

Appendix C — Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund's portfolio manager as of each Fund's fiscal year ended December 31, 2025:
Lincoln Financial Investments Corporation (“LFI”)
The equity programs are designed to position LFI to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:
BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.
ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.
LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.
DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LFI employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LFI-advised funds.
BlackRock Advisors, LLC
BlackRock Financial Management, Inc.
BlackRock Investment Management, LLC
(collectively, BlackRock)
The discussion below describes the portfolio managers’ compensation as of December 31, 2025.
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation – Messrs. Brownback, Sjogren and Segall
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:
69

Portfolio Manager	Benchmark
Russell Brownback Harrison Segall	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Johan Sjogren	Varied Euro-Based Benchmarks and global inflation benchmark
Discretionary Incentive Compensation – Messrs. Inal and Zhao
Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers global compensation team determines the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are: FTSE United States in GBP; MSCI All Country (AC) Americas Index; Russell 1000 Index (GBP); Russell 1000 Index (Gross Total Return); Russell 1000 Value Index (Total Return); Russell 1000 Value Index TR in GBP; Russell 1000 Value TR Customized Index Performance Benchmark JPY; Russell 1000, expressed in EUR; Russell MidCap Value Index; S&P United States MidSmallCap Index; S&P US MidSmallCap Index (GBP).
A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.
Discretionary Incentive Compensation – Messrs. Rieder and Koesterich
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance is generally assessed over trailing 1-,3-, and 5-year periods relative to benchmarks plus an alpha target as well as against peer groups. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are: S&P 500 Index, FTSE World ex-US Index, ICE BofA Current 5-Year Treasury Index, FTSE Non-US Dollar World Government Bond Index, MSCI World Net TR Index and MSCI ACWI Minimum Volatility (USD) Index (USD).
Discretionary Incentive Compensation – Messrs. Sietsema and Tsang and Ms. Hsui
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Messrs. Sietsema and Tsang and Ms. Hsui is not measured against a specific benchmark.
Discretionary Incentive Compensation – Messrs. Rehan, Tai and Wilkinson
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets or strategies under management or supervision by that portfolio manager, and/or the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.   Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds, other accounts or strategies managed by each portfolio manager.  Performance is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of other accounts or strategies managed by these portfolio managers may not be measured against a specific benchmark.
70

Portfolio Manager	Benchmark
Rajan Rehan James Wilkinson	S&P Developed Property Net Index, FTSE Nareit ALL EQUITY REITS Net Index, FTSE EPRA Nareit Developed Index Net Index
Benjamin Tai	S&P Developed Property Net Index
Discretionary Incentive Compensation – Ms. Ly
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance is generally assessed over trailing 1-,3-, and 5-year periods relative to applicable benchmarks. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are: A combination of market-based indices (MSCI Developed, MSCI World, Russell 1000, Bloomberg U.S. Universal Index), certain customized indices and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. With the exception of Mr. Inal, the portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.
Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($350,000 for 2025).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Brownback, Inal, Koesterich, Rehan, Rieder, Segall, Sietsema, Tsang and Zhao and Mses. Hsui and Ly are eligible to participate in these plans.
United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the RSP is between 10% and 15% of eligible pay capped at £160,000 per annum. The RSP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common
71

stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Sjogren and Wilkinson are eligible to participate in these plans.
Singapore-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock Inc. has created a variety of incentive savings plans in which employees are eligible to participate, including the Singapore BlackRock Supplemental Retirement Plan (BSRP) and the Central Provident Fund (CPF) plan (mandatory retirement for Singapore nationals and Singapore Permanent Residents), BlackRock ORSO Retirement Plan (ORSO), and the BlackRock Employee Stock Purchase Plan (ESPP).
BlackRock contributes up to 10% of monthly salary to the BSRP and the CPF in total. BlackRock contributions follow the investment direction set by participants for their own contributions. The ORSO offers a range of investment options and the funds are managed by the firm. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date.  Mr. Tai is eligible to participate in these plans.
Milliman Financial Risk Management LLC
Compensation Overview
Milliman FRM portfolio managers and other employees are paid competitive salaries by Milliman FRM. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals and other key employees also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.
As Milliman FRM is primarily concerned with implementing its investment strategies for its clients, one factor in determining bonuses is how well portfolio managers and traders execute the strategy; bonuses are not contingent on taking excessive risks or chasing high returns. Salaries and discretionary bonuses are intended to allow Milliman FRM to compete for and retain talented professionals with appropriate experience and capabilities that complement our risk management business.
72

Lincoln Variable Insurance Products Trust
LVIP Nomura High Yield Fund
LVIP Nomura SMID Cap Core Fund
LVIP Nomura U.S. Growth Fund
LVIP Nomura U.S. REIT Fund
1301 South Harrison Street
Fort Wayne, Indiana 46802
Statement of Additional Information May 1, 2026
This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption — referred to as “Funds”—of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: Standard Class and Service Class.
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference. This SAI should be read in conjunction with each Fund’s prospectus dated May 1, 2026, as may be amended or supplemented. You may obtain copies of a Fund's prospectus, annual and semi-annual reports, and other information such as Fund financial statements upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 866-436-8717.

[THIS PAGE INTENTIONALLY LEFT BLANK]

3

Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
Prior to April 30, 2003, each fund in the Trust in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003.
Each of the Funds, except the LVIP Nomura U.S. Growth Fund, is diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”).
References to “Adviser” in this SAI include both Lincoln Financial Investments Corporation (“LFI”) and a Fund's sub-adviser unless the context otherwise indicates.
References to “each Fund,” 'a Fund” and “the Funds” in this SAI include the Funds and other series of the Trust.
The following Fund has changed its name within the past five years:
Current Fund Name	Former Fund Name	Date of Name Change
LVIP Nomura High Yield Fund	LVIP Macquarie High Yield Fund	December 1, 2025
LVIP Nomura SMID Cap Core Fund	LVIP Macquarie SMID Cap Core Fund	December 1, 2025
LVIP Nomura U.S. Growth Fund	LVIP Macquarie U.S. Growth Fund	December 1, 2025
LVIP Nomura U.S. REIT Fund	LVIP Macquarie U.S. REIT Fund	December 1, 2025
LVIP Macquarie High Yield Fund	LVIP Delaware High Yield Fund	May 1, 2024
LVIP Macquarie SMID Cap Core Fund	LVIP Delaware SMID Cap Core Fund	May 1, 2024
LVIP Macquarie U.S. Growth Fund	LVIP Delaware U.S. Growth Fund	May 1, 2024
LVIP Macquarie U.S. REIT Fund	LVIP Delaware U.S. REIT Fund	May 1, 2024
LVIP Delaware U.S. REIT Fund	LVIP Delaware REIT Fund	May 1, 2023
Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).
Each Fund may not:
1.
(Except for the LVIP Nomura U.S. Growth Fund and the LVIP Nomura U.S. REIT Fund) Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. The LVIP Nomura U.S. REIT Fund will concentrate its investments in the real estate industry. The LVIP Nomura U.S. REIT Fund otherwise may not make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.
2.
Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.
4

3.
Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
4.
Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.
6.
Make loans of any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.
7.
(Except for the LVIP Nomura U.S. Growth  Fund) With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.
The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.
The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the fund’s total assets from banks, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
“Senior securities” are generally fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks. A fund also may borrow an amount equal to up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.
Manager of Managers
Certain of the Funds employ a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (“SEC Investment Company Act Rel. Nos. 29170 and 29197) to permit the Funds’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.
The Funds have also received an SEC exemptive order (SEC Investment Company Act Rel. Nos. 34727 and 34749) which permits the Funds’ Board of Trustees to approve new sub-advisory agreements or material amendments to an existing sub-advisory agreement at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that: (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting; (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person meeting; (iii) the need for considering the proposal at a non-in-person meeting will be explained to the Board; and (iv) the Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case, the Board will consider the proposal at an in-person meeting unless the objection is rescinded).
5

Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.
Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means a Fund’s Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds or by other mutual funds in which a Fund invests.
Below describes additional information concerning the investment strategies that the Funds may employ, either principal or discretionary, and the risks of those investment strategies.
All Funds Investments
The following additional investment strategy and risk information relates to all Funds.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of a Fund’s investments, or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or have an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and AI Technologies may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI Technologies. To the extent a Fund invests in companies that are involved in various aspects of AI Technologies, such Fund is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on AI Technologies. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Actual usage of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.
The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.
6

Cybersecurity. The use of technology is more prevalent in the financial industry, including the Funds’ management and operations, than in other industries. As a result, the Funds are more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. Cyber-attacks might potentially be carried out by persons or organizations, including foreign governments, using techniques, including electronically circumventing network security, overwhelming websites, gathering intelligence, engaging in ransomware attacks, efforts to make services unavailable to intended users and social engineering functions aimed at obtaining information necessary to gain access. In addition, power or communication outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds' operations. A cybersecurity breach may result in:
•
Financial losses to the Funds and shareholders;
•
The inability of the Funds to timely process transactions or conduct trades;
•
Delays or mistakes in materials provided to shareholders;
•
Errors or delays in the calculation of Funds’ net asset values;
•
Violations of privacy and other laws (including those related to identity theft);
•
Regulatory fines, penalties and reputational damage; and
•
Compliance and remediation costs, legal fees and other expenses.
In addition, the noted risks may adversely impact LFI, a Fund’s sub-adviser, if any, the Funds’ principal underwriter, administrator and other service providers to the Funds, as well as financial intermediaries and parties with which the Funds do business. These risks, in turn, could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, especially as different or unknown risks may emerge in the future. This is particularly the case because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact. There is also the risk that cybersecurity breaches may not be detected.
Environment, Social, and Governance (“ESG”). Although a Fund does not seek to implement a specific ESG, impact or sustainability strategy unless disclosed in its prospectus, the Fund’s investment process may integrate ESG factors with traditional fundamental factors. The weight given to any particular ESG factor varies across asset classes, sectors, and strategies and no one factor is determinative. When integrating ESG factors into the investment process, the Fund may rely on third-party data believed to be reliable, but the accuracy of such third-party data is not guaranteed. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, regardless of its source, is mostly based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. While the Fund believes that consideration of ESG factors has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the consideration of ESG factors will result in better performance. Investor views on positive or negative ESG characteristics can differ, and the current lack of common standards may result in different approaches to considering ESG factors. Accordingly, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A Fund’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.
Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of investments purchased by the Funds, subject to the Fund’s liquidity risk management program, as approved by the Board of Trustees.
The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
If the value of a Fund’s assets invested in illiquid investments at any time exceeds the limitation on illiquid investments, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.
7

Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.
A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the SEC (SEC Investment Company Act Rel. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.
If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.
In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.
Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.
Litigation Risk. From time to time, a Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects a Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by a Fund or adversely affect the value of the Fund’s shares.
Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.
Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.
Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.
Operational Risk. Each Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or
8

inadequate processes and technology or systems failures. Each Fund and the adviser (and sub-adviser, if any) seek to reduce these operational risks through controls and procedures. However, these measures do not completely eliminate such risk or address every possible risk and may be inadequate to address significant operational risks.
Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.
Private companies. The Funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent a Fund from selling their company shares for a period of time following the public offering.
Investments in private companies can offer a Fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.
Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.
The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.
Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
The short sale amounts designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
9

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.
When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.
Special Situations. A Fund may invest in certain securities under special situations. A special situation arises when, in the adviser’s opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
A Fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.
Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, including but not limited to, holding a substantial portion of the Fund's assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.
United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which a Fund has exposure.
Equity Investments
The following additional investment strategy and risk information relates to each Fund that may invest in equity securities.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common
10

stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Equity Securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants. Equity securities may decline due to general market conditions, which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed-income securities.
Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated and the general risk that domestic and global economies have historically risen and fallen in periodic cycles. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.
Exchange-Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times. Furthermore, bid/ask spreads and the resulting premium or discount to NAV of the ETF’s shares may widen during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LFI nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.
ETF Authorized Participant Concentration Risk. For an underlying exchange-traded fund, only an “authorized participant” may engage in creation or redemption transactions directly with the ETF. The ETF may have a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF and no other authorized participant is able to step forward to create or redeem “creation units,” the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.
Fixed Income Investments
The following additional investment strategy and risk information relates to each Fund that may invest in fixed-income securities.
Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors, including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing any credit enhancement. If the required payments of principal and interest are not made to the trust with respect to the underlying loans after the credit enhancement is exhausted, certificate holders may experience losses or delays in payment.
For many asset-backed securities, the cash flows from the pool are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the pool and
11

serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from an asset-backed security typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, asset-backed security tranches can experience substantial losses.
In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.
A Fund may invest in each of collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (SPE) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create synthetic exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.
Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced fire sale liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed-income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers. The rate of interest on a fixed-income security may be fixed, floating or variable. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The income earned by a Fund on investments in floating and variable rate securities will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus, a Fund’s income on such investments will be more unpredictable than the income earned on such investments with a fixed rate of interest.
Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.
As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest
12

rates. In periods of declining interest rates, the values of debt securities typically increase. In periods of rising interest rates, the values of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of a Fund’s shares to fluctuate in value.
A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services LLC (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.
Delayed Delivery and When-Issued Securities and Forward Commitments. Some Funds may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. The Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.
Exchange-Traded Notes (“ETNs”). A Fund may invest in ETNs. ETNs are typically notes representing senior, unsecured, unsubordinated debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (reference instrument) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service will accept, or a court will uphold, how a Fund characterizes and treat ETNs for tax purposes.
There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
High Yield Fixed-Income Securities (“Junk” Bonds). Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed-income securities (commonly referred to as high yield bonds or “junk” bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.
High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.
13

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws also may have a negative impact on the market for high yield bonds.
The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair valued” in accordance with a Fund's procedures. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. The rate of interest on a loan may be fixed, floating or variable. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower’s failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans directly or through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.
Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate (CMBS) or residential properties (RMBS). Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.
Mortgage-related securities include collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities”—are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.
14

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi- class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, a Fund may invest in various tranches of CMO bonds, including support bonds.
Fannie Maes and Freddie Macs are pass-through securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support.
The Federal Housing Finance Agency and the White House have made public statements regarding plans to consider ending the conservatorship of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on their creditworthiness and guarantees of certain mortgage-backed securities. Should Fannie Mae's and Freddie Mac's conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to a Fund. In addition, under the direction of the Federal Housing Finance Agency, Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.
The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.
Municipal Bonds. A Fund may invest in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (Municipal Bonds). A Fund may also invest in Municipal Bonds that pay interest excludable from gross income for purposes of state and local income taxes of the designated state and/or allow the value of a Fund’s shares to be exempt from state and local taxes of the designated state (State Municipal Bonds). A Fund may also invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the manager believes such securities to pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of the designated state and/or state and local personal property taxes of the designated state (Non-Municipal Tax-Exempt Securities). Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long term municipal securities. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by applicable law. Other types of Municipal Bonds include, but are not limited to, moral obligation bonds, municipal notes, municipal lease obligations, tender option bonds, variable rate demand obligations, municipal interest rate swap transactions, insured municipal bonds and Build America bonds.
The issuer of Municipal Bonds pays a fixed, floating or variable rate of interest, and must repay the principal at maturity. The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. Investments in
15

Non-Municipal Tax-Exempt Securities may present similar risks, depending on the particular product. Certain instruments in which a Fund may invest may be characterized as derivatives.
The value of the Municipal Bonds may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of a Fund’s investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers. There will be a limited market for certain Municipal Bonds and a Fund could face illiquidity risks.
Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is excluded from gross income for Federal income tax purposes and any applicable state and local taxes. Other types of private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues. The two principal classifications of Municipal Bonds are general obligation and revenue or special obligation bonds, which latter category includes private activity bonds (or industrial development bonds under pre-1986 law).
Real Estate Investment Trusts (“REITs”). Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act. For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITS may be entitled to the deduction.
Real Estate Securities. A Fund investing significantly in the global real estate industry may carry a much greater risk of adverse developments in the real estate industry than a fund that invests less significantly in that industry. Real estate values rise and fall in response to a variety of factors, including: local, regional, and national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.
To Be Announced (TBA) Investments Risk. TBA transactions include when-issued and delayed delivery securities and forward commitments. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security. TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.
U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). The guarantee by the U.S. Government may be affected by ongoing debt negotiations and related uncertainty or debt default.
16

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.
U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.
A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.
A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.
In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.
Foreign Investments
The following additional investment strategy and risk information relates to each Fund that may invest in foreign securities.
Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge). Certain Funds may also invest in currency forwards to gain exposure to a particular currency or to enhance returns.
A Fund may enter into forward contracts to shift its investment exposure from one currency to another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.
The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the
17

foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.
Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.
Forward Foreign Currency Contract Risk. A Fund may use forward foreign currency contracts to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. These forward contracts are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund’s holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments and therefore may reduce the value of foreign investments.
Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may be difficult to enforce legal rights in foreign countries.
Investing abroad involves different political and economic risks. The national politics of foreign countries can be unpredictable and subject to influence by disruptive political groups or ideologies. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, tariffs, trade embargoes or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability or collapse, military action or unrest, terrorism, regional conflicts, war or adverse diplomatic developments, which could negatively impact investments in those countries. Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, increase diligence and other similar costs to a Fund, render valuation of affected investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect a Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole.
The foreign countries in which a Fund invests may become subject to economic and trade sanctions or embargoes imposed by the U.S. or foreign governments or the United Nations. Such sanctions or other actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In addition, such sanctions could result in a freeze on an issuer’s securities which would prevent a fund from selling securities it holds. The value of the securities issued by companies that operate in or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund’s returns. The risks related to sanctions or embargoes are greater in emerging and frontier market countries. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.
18

Investing in emerging markets involves additional risks. An “emerging market company” generally is any company domiciled or doing a substantial portion of its business in countries represented in the MSCI Emerging Market Index at the time of purchase. The countries included in this definition will change over time. Foreign investment considerations generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. In many emerging markets, including China, there also is substantially greater risk that company disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse, in comparison to U.S. domestic companies. Furthermore, with respect to business operations in China, there are significant risks due to different regulatory and audit requirements related to the quality of financial statements of Chinese issuers and limitations on the ability to inspect the quality of audits performed in China, particularly the Public Company Accounting Oversight Board's lack of access to inspect Chinese audit firms. Securities of issuers located in China and other emerging market countries tend to have volatile prices and may offer significant potential for loss as well as gain.
In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.
Investments in Russia. Investments in Russia are subject to the risk that the United States and/or other countries may impose economic sanctions, export or import controls or other similar measures. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g., Belarus). Such sanctions or other similar measures  – which may impact companies in many sectors, including energy, financial services and defense, among others – may negatively impact a Fund’s performance and/or ability to achieve its investment objective. It is also possible that such sanctions, export or import controls or similar measures may prevent U.S.-based entities that provide services to a Fund from transacting with Russian or Belarusian entities. Under such circumstances, a Fund may not receive payments due with respect to certain investments, such as the payments due in connection with the Fund’s holding of a fixed income security. In addition, such sanctions and other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. More generally, investments in Russian securities are highly speculative and involve significant risks and special considerations not typically associated with investments in the securities markets of the U.S. and most other developed countries.
Russia has attempted, and may attempt in the future, to assert its influence in the region surrounding it through economic or military measures. In 2022, Russia launched a large-scale invasion of Ukraine. As a result, Russia, and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian economy, Belarusian economy and other securities and economies, which may, in turn, negatively impact a Fund. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia's economy and Russian and other issuers of securities in which a Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export or import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers.
Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Regional armed conflict and its collateral economic and market effects may also pose risks for investments in Russia.
Compared to most national securities markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the
19

Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards than apply to U.S. companies, there may be little reliable corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Securities of Russian companies also may experience greater price volatility than securities of U.S. companies. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response.
Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss still can occur. In addition, sanctions by the European Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be defined according to entries in the company’s share register and normally evidenced by extracts from the register or by formal share certificates. These services may be carried out by the companies themselves or by registrars located throughout Russia. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence, or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent by inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.
In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund.
To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. A Fund may also experience difficulty in obtaining and/or enforcing judgments in Russia.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals or timber industries.
Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, Russia has implemented certain capital controls on foreign portfolio investments and there is the risk that the Russian government will impose additional capital controls on foreign portfolio investments. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.
Investing through Stock Connect (China and Hong Kong). Certain Funds may invest in eligible securities (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) or the Shenzhen Stock Exchange (“SZSE”) through the Shanghai – Hong Kong Stock Connect program and the Shenzhen - Hong Kong Stock Connect program (collectively, “Stock Connect”). Stock Connect allows non-Chinese investors (such as the Funds) to purchase certain equities via brokers in Hong Kong. Purchases of securities through Stock Connect are subject to market-wide daily quota limitations, which may prevent a Fund from purchasing Stock Connect securities when it is otherwise advantageous to do so. Once such daily quota on SSE or SZSE is used up, acceptance of the corresponding buy orders on SSE or SZSE (as applicable) will be immediately suspended and no further buy orders will be accepted for the remainder of the trading day. Buy orders which have been accepted will not be affected by the using up of the daily quota, while sell orders will continue to be accepted. An investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. Because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either the People’s Republic of China (“PRC”) or Hong Kong, and there are trading days in the PRC when Stock Connect investors will not be able to trade. As a result, prices of Stock Connect securities may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares and ETFs are eligible to be
20

accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. In addition, the applicable rules as well as trading, settlement and information technology (“IT”) systems required to operate Stock Connect are continuing to evolve. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.
Stock Connect is subject to regulations by both Hong Kong and the PRC. Regulators in both jurisdictions are allowed to suspend Stock Connect trading; Chinese regulators may also suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions, and such suspensions may be widespread. There can be no assurance that further regulations will not affect the availability of securities under Stock Connect, operational arrangements or other limitations. Stock Connect transactions are not covered by investor protection programs of either the Hong Kong Stock Exchanges, SSE or SZSE although for defaults by Hong Kong brokers occurring on or after January 1, 2020, the Hong Kong Investor Compensation Fund will cover losses incurred by investors with a cap at HK $500,000 per investor with respect to securities traded on a stock market operated by the SSE and/or SZSE and in respect of which an order for sale or purchase is permitted to be routed through the northbound link of the Stock Connect. In the PRC, Stock Connect securities are held on behalf of ultimate investors (such as the Fund) by the Hong Kong Securities Clearing Company Limited (“HKSCC”) as nominee. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Stock Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve. To the extent HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, a Fund has no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC. In this event, a Fund may not fully recover its losses and the process could be delayed. A Fund may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Fund will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the Stock Connect securities in the PRC or elsewhere. Therefore, even though a Fund’s ownership may be ultimately recognized, the Fund may suffer difficulties or delays in enforcing their rights in A-shares. Stock Connect trades are settled in Renminbi (RMB), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.
Stock Connect trades are either subject to certain pre-trade requirements or must be placed in special segregated accounts that allow brokers to comply with these pre-trade requirements by confirming that the selling shareholder has sufficient Stock Connect securities to complete the sale. If a Fund does not utilize a special segregated account, a Fund will not be able to sell the shares on any trading day where it fails to comply with the pre-trade checks. In addition, these pre-trade requirements may, as a practical matter, limit the number of brokers that a Fund may use to execute trades. While the Fund may use special segregated accounts in lieu of the pre-trade check, relevant market practice with respect to special segregated accounts is continuing to evolve.
Investing through Bond Connect (China and Hong Kong). Certain Funds may invest in the China Interbank Bond Market (the “CIBM”) through China’s Bond Connect Program (“Bond Connect”) subject to any applicable regulatory limits. Bond Connect is a bond trading and settlement linked program developed by the People’s Bank of China (“PBOC”), Hong Kong Monetary Authority (“HKMA”), China Foreign Exchange Trade System and National Interbank Funding Centre (“CFETS”), China Central Depository and Clearing Co., Ltd. (“CCDC”), Shanghai Clearing House (“SCH”), Hong Kong Exchanges and Clearing Limited and Central Moneymarkets Unit (“CMU”), with the aim of achieving mutual bond market access between China and Hong Kong. For the time being, this program allows eligible Hong Kong and overseas investors to invest in the bonds traded in the CIBM through the northbound trading of Bond Connect (the “Northbound Trade Link”) only.
Eligible Hong Kong and overseas investors may use their own sources of Renminbi in the Chinese offshore market (“CNH”) or convert foreign currencies into the Renminbi to invest in CIBM bonds under Bond Connect. A Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and Renminbi in respect of such investments. Currently, there is no investment quota for the Northbound Trade Link.
By seeking to invest in the CIBM via Bond Connect, a Fund is subject to the following additional risks:
General Risk. The relevant regulations are relatively untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect a Fund. Bond Connect requires use of new information technology systems which may be subject to operational risk due to Bond Connect’s cross-border nature. If the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted.
Market Risk. A Fund investing in the CIBM is subject to liquidity, valuation and volatility risks. Market volatility and potential lack of liquidity due to possible low trading volume of certain bonds in the CIBM may result in prices of certain bonds traded in the CIBM fluctuating significantly. The bid and offer spreads of the prices of such bonds may be large, and the Fund may therefore incur significant trading and realization costs and may even suffer losses when selling such investments. In addition, Bond Connect is only available on days when markets in both the PRC and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position and, therefore, may limit the Fund’s ability to trade when it would be otherwise attractive to do so.
21

To the extent that a Fund transacts in the CIBM, the Fund may also be exposed to risks associated with settlement procedures and default of counterparties. The counterparty which has entered into a transaction with the Fund may default in its obligation to settle the transaction by failure to deliver relevant securities or to make payment.
Third Party Agent Risk. Under the Northbound Trading Link, CFETS or other institutions recognized by PBOC (as the registration agents) shall apply for registration with PBOC for the eligible Hong Kong and overseas investors. In addition, CMU (as the offshore custody agent recognized by the HKMA) shall open a nominee account with CCDC/SCH (as the onshore custody agent) as nominee holder of the CIBM bonds purchased by Hong Kong and overseas investors through Bond Connect.
As the relevant filings, registration with PBOC, and account opening have to be carried out by an onshore settlement agent, offshore custody agent, registration agent or other third parties (as the case may be), a Fund is subject to the risks of default or errors on the part of such third parties.
Operational Risk. Bond Connect provides a new channel for investors from Hong Kong and overseas to access the CIBM directly. It is premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant authorities.
The “connectivity” in Bond Connect requires routing of orders across the border. This requires the development of new information technology systems. There is no assurance that the systems of market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in the CIBM through Bond Connect could be disrupted. A Fund’s ability to access the CIBM (and hence to pursue its investment strategy) may be adversely affected.
Regulatory Risk. The PBOC Bond Connect rules are departmental regulations having legal effect in China. However, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such rules.
Bond Connect is novel in nature and is subject to regulations promulgated by regulatory authorities and implementation rules made by the relevant authorities in China and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under Bond Connect.
The regulations are currently untested and there is no certainty as to how they will be applied. Moreover, the current regulations are subject to change. There can be no assurance that Bond Connect will not be abolished. A Fund which may invest in the CIBM through Bond Connect may be adversely affected as a result of such changes.
Legal/Beneficial Ownership Risk. Where CIBM bonds are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of CMU and CCDC/SCH. CIBM bonds will be held by CMU as a nominee holder of the bonds purchased by foreign investors through Bond Connect. The PBOC has made it clear that the ultimate investors are the beneficial owners of the relevant bonds and shall exercise their rights against the bond issuer through CMU as the nominee holder. While the distinct concepts of nominee holder and beneficial owner are referred to under PBOC rules or regulations, as well as other laws and regulations in China, the application of such rules is untested, and there is no assurance that Chinese courts will recognize such concepts. Therefore, although a Fund's ownership may be ultimately recognized, it may suffer difficulties or delays in enforcing its rights over CIMB bonds.
Tax within China. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in CIBM bonds through Bond Connect could result in unexpected tax liabilities for a Fund. A Fund’s investments in CIBM bonds may cause the Fund to become subject to withholding and other taxes imposed by China.
If a Fund were considered to be a tax resident enterprise of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a Fund were considered to be a non-tax resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax on the profits attributable to the permanent establishment. The Adviser intends to operate the Funds in a manner that will prevent them from being treated as tax resident enterprises of China and from having a permanent establishment in China. It is possible, however, that China could disagree with that conclusion, or that changes in Chinese tax law could affect the Chinese corporate income tax status of a Fund.
Unless reduced or exempted by the applicable tax treaties, China generally imposes withholding income tax at the rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China.
The Ministry of Finance of China and the State Administration of Taxation of China issued Caishui No. 108 on November 7, 2018 (“Notice 108”), which states that foreign investors will be temporarily exempt from the withholding income tax on their gains derived from CIBM bond interest.
The Adviser or a Fund may also potentially be subject to Chinese value added tax at the rate of 6% on capital gains derived from trading of CIBM bonds and coupon interest income (if any). Notice 108 specifies that foreign investors will also be temporarily exempt from the value added tax exemption on their gains derived from CIBM bond interest. In addition, urban maintenance and construction
22

tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Adviser or a Fund were liable for value added tax it would also be required to pay the applicable surtaxes.
The temporary exemption of withholding tax and value added tax will continue during the period from November 7, 2021 through December 31, 2025. If, in the future, China begins to apply tax rules regarding the taxation of bond interest income derived by foreign investment in CIBM, and/or begins to collect withholding tax and other taxes on such investment, the Adviser or a Fund could be subject to such withholding tax and value added tax.
Sanctions, Trade and Investment Restrictions Relating to PRC. In recent years, various governmental bodies have considered and, in some cases, imposed sanctions, trade and investment restrictions and/or notification requirements targeting the PRC (inclusive of Hong Kong and Macau), and it is possible that additional restrictions may be imposed in the future. Given the complex and evolving relationship between the PRC and certain other countries, it is difficult to predict the impact of such restrictions on market conditions. Further, complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors, increase diligence and other similar costs to the Fund, render valuation of China-related investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus a Fund’s performance as a whole. New and contemplated sanctions, trade, and other investment restrictions and obligations could also have adverse impacts to a Fund in various and unpredictable ways. In addition, the Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with such sanctions and other restrictions. Disruptions caused by such sanctions and other restrictions may also impact the PRC’s economy, as well as the PRC and other issuers of securities in which a Fund is invested, and may result in the PRC imposing countermeasures which may also have adverse impacts on the Fund and its investments.
U.S. PRC Relations. International relations, such as the China-U.S. relationship regarding trade, currency exchange, and intellectual property protection, among other things, could also have implications with respect to capital flow and business operations. U.S. social, political, regulatory and economic conditions prompting changes in laws and policies governing foreign trade, manufacturing, developments and investments in the PRC could adversely affect the performance of a Fund’s investments. For example, in recent years, the U.S. federal government implemented an aggressive trade policy with respect to the PRC, including imposing tariffs on certain imports of the PRC, criticizing the PRC government for its trade policies, taking actions against individual PRC companies, imposing sanctions on certain officials of the Hong Kong government and the PRC central government and issuing executive orders that prohibit certain transactions with certain China-based companies and their respective subsidiaries. Recent events have added to uncertainty in such relations, including restrictions imposed by the U.S. government limiting the ability of U.S. persons to invest in certain Chinese companies and the ability of Chinese companies to engage in activities or transactions inside the U.S. In addition, the PRC government has implemented, and may further implement, measures in response to new trade policies, treaties and tariffs initiated by the U.S. government, for example, the passing of the Hong Kong national security law by the National People’s Congress of China (the “National Security Law”) which criminalizes certain offenses including subversion of the Chinese government and collusion with foreign entities. The National Security Law subsequently prompted the promulgation in the U.S. of the Hong Kong Autonomy Act and executive orders setting forth additional sanctions. The U.S. has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies, adding a number of new Chinese companies to the Department of Commerce’s Entity List. The United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. It is possible that additional sanctions, export controls and/or investment restrictions will be announced. Escalation of China-U.S. tensions resulting from these events and the retaliatory countermeasures that the national and state governments have taken and may take (including U.S. sanctions and anti-sanction laws in China), as well as other economic, social or political unrest in the future, could have a material adverse effect on or could limit the activities of the Adviser, a Fund or the companies in which a Fund has invested.
Certain U.S. states have proposed, recently enacted, or are in the process of adopting new legislation that restricts the ability of a wide range of governmental bodies and persons or entities from or domiciled in foreign countries of concern, as defined in the applicable U.S. state’s laws (e.g., the People’s Republic of China) (any such direct or indirect investor, a “Covered Investor”) to directly or indirectly own or acquire interests in “real property” (e.g., land, buildings, fixtures, and all other improvements to land) located in the relevant states, subject to certain limited exceptions (such laws as in effect from time to time, the “State Real Estate Laws”). Certain investments made by a Fund may constitute investments in “real property” for purposes of these laws (such investments, “Restricted Investments”). The State Real Estate Laws may impose different thresholds on the ownership of Restricted Investments by Covered Investors. The impact of the State Real Estate Laws on a Fund and its investors may vary on a state-by-state basis, particularly to the extent that a state adopts an exemption from the ownership restrictions for commingled funds. Given the developing nature of the State Real Estate Laws, it is difficult to predict the full scope of their impact on a Fund’s investments and investor base. Complying
23

with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments, require notification of such investments to government authorities, require divestment or freezing of investments on unfavorable terms, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, require a Fund to obtain information about underlying investors or increase diligence and other similar costs to a Fund. Any of these outcomes could make it difficult for a Fund to act successfully on investment opportunities and may adversely affect a Fund’s performance as a whole. The Funds reserve the right to restrict an investor’s ability to purchase Fund shares and, to the extent permitted by applicable law, to redeem existing shareholders as necessary or appropriate to facilitate compliance with State Real Estate Laws.
The Funds intend to comply with the State Real Estate Laws to the extent applicable to their shareholder base, and may, to comply with such laws, request and report confidential information about a shareholder if required by the State Real Estate Laws and, if applicable, any underlying beneficial ownership, to applicable authorities if it is determined to be in the best interests of the Fund in light of the relevant laws or regulations or upon the request of regulators. Shareholders may be required to cooperate with the Adviser to facilitate compliance with the State Real Estate Laws.
Derivatives Investments
The following additional investment strategy and risk information relates to each Fund that may invest in derivatives.
Derivatives. The SEC rule regulating the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the rule regarding use of securities lending collateral that may limit the Funds’ securities lending activities. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a Fund to use derivatives and the other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. It is difficult to measure the effects of these requirements on the Funds. The Adviser intends to monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, OTC transaction that is economically equivalent to certain futures or options contracts on physical commodities. The CFTC’s adoption of new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and OTC transactions that are economically equivalent to the 25 specified contracts is a fairly new development. In addition, the CFTC also recently modified the bona fide hedging exemption for which certain swap dealers were previously eligible. This development could limit the amount of speculative OTC transaction capacity each swap dealer would have available for a Fund. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions. Position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund.
These requirements, even if not directly applicable to the Funds, including margin requirements, changes to the CFTC speculative position limits regime and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.
For purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Fund will count derivative instruments at notional value.
24

For purposes of other investment policies and restrictions, the Funds may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value), or any combination of the foregoing (e.g., notional value for purposes of calculating the numerator and market value for purposes of calculating the denominator for compliance with a particular policy or restriction). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or less than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Equity Linked Securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund's limitation on investments in investment companies.
Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.
Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed and vice versa. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.
The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.
Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value.
Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund is required to post cash or other assets as margin that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
25

Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.
Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), with respect to each Fund, the Adviser has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a CPO under the Commodity Exchange Act (CEA). With respect to the Funds operating as “funds of funds,” the Adviser has also claimed relief from registration with the CFTC as a CPO under the CEA provided to fund-of-funds operators pursuant to CFTC No-Action Letter 12-38 and, therefore, is not currently subject to registration or regulation as a CPO under the CEA. For the Adviser to remain eligible for the exclusion or the relief, the Fund must limit its direct and indirect exposure to CFTC regulated derivatives, including futures, options on futures and certain swaps, to a de minimis level. To the extent the Adviser, with respect to any Fund, is or becomes, no longer eligible to claim an exclusion from CFTC regulation, the Fund may consider steps, such as substantial investment strategy changes, in order for the Adviser to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. With respect to Funds being operated as “funds of funds,” when the temporary exemption expires (which will occur when specific regulatory guidance is issued by the CFTC), each Fund will evaluate whether the Adviser continues to be eligible to claim an exclusion from CFTC regulation or if, considering any factors relevant based on the nature of the regulatory guidance when it is issued, the Adviser should register as a CPO and operate under CFTC regulation. Consequently, these Funds may incur additional expenses relating to CFTC compliance.
Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Inflation-indexed bonds are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.
26

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Common issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.
Unlike transactions entered into by a Fund in futures contracts and options on futures contracts, certain options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the CBOE Options Exchanges, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corp. (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.
Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.
As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put
27

option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same, fall, or rise less than the strike price. Through receipt of the option premium, a call writer may generate an income stream and mitigate the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases in exchange for the upfront premium.
The successful use of a Fund's option strategies may depend on the ability of the adviser to forecast correctly market movements, where relevant to the strategy. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price. When aligned with a Fund’s investment strategy, a Fund may sell call options on a regular rolling basis for income generation purposes and not for market direction or timing purposes.
When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.
The effective use of options may also depend on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.
If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.
A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the OCC, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.
Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund
28

as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.
Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.
Structured Products. A Fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Fund.
Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments (commodity-linked notes). Commodity-linked notes may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The purchase of commodity-linked notes will expose a Fund to
29

the credit risk of the issuer of the commodity-linked product. Commodity-linked notes may also be more volatile, relatively less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be structured by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Issuers of structured notes include corporations and banks. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes also may be more volatile, relatively less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.
An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.
A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.
Swap transactions, caps and floors are typically net basis contracts (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess may be required to be posted as collateral with the counterparty as security for such obligations.
A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.
CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. The Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.
A Fund may enter into currency swaps. Currency swaps are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies, and typically require the delivery of the entire principal value of one designated currency in exchange for the other designated currency.
30

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
A significant risk in swap transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In the EU, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to a fund of a counterparty subject to such proceedings (sometimes referred to as a “bail in”). Currently, some transactions are required to be centrally cleared. Swap transactions that are not centrally cleared may be relatively less liquid than exchange-traded instruments and may be subject to margin requirements. Central clearing is expected to decrease counterparty risk by interposing the central clearinghouse as the counterparty to each of the parties to the original bi-lateral swap contract.
The Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions.
Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted the rules and regulations enacting the provisions of the Dodd-Frank Act. However, swap dealers, major market participants and swap counterparties are experiencing, and will continue to experience, new and additional compliance burdens and associated costs. The Dodd-Frank Act and the rules promulgated thereunder may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that
Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective.
SEC Names Rule Requirement
LVIP Nomura High Yield Fund. The Fund’s policy of normally investing at least 80% of its assets in high-yield corporate bonds and other debt instruments with an emphasis on those that are rated below investment-grade, is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Nomura SMID Cap Core Fund. The Fund’s policy of normally investing at least 80% of its assets in equity securities of small-and mid-capitalization companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Nomura U.S Growth Fund. The Fund’s policy of normally investing at least 80% of its assets in U.S. investments is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.
LVIP Nomura U.S. REIT Fund. The Fund's policy of normally investing at least 80% of its assets in real estate investment trusts
(REITs) is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.
Portfolio Transactions and Brokerage
The Funds' Adviser or sub-advisers (as applicable) (collectively referred to as the Adviser) are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The Adviser currently provides investment advice to a number of other clients. The Adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same
31

issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser, as the case may be).
On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.
In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.
The Board of Trustees will review the commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser regards as a useful supplement of its own internal research capabilities.
The Adviser may, from time-to-time, direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser; in addition, the Adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and not solely or necessarily for the benefit of the Funds. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.
During the last three fiscal years ended December 31, 2025, 2024 and 2023, the following Funds incurred brokerage commissions as follows:
Brokerage and Research Services
	2025	2024	2023
LVIP Nomura SMID Cap Core Fund	$96,702	$79,821	$98,490
LVIP Nomura U.S. Growth Fund	19,886	31,673	23,582
LVIP Nomura U.S. REIT Fund	8,147	31,541	29,064
Purchases of Securities of “Regular” Brokers or Dealers
As of the fiscal year ended December 31, 2025, the Funds listed below held investments in securities of their regular broker dealers:
Fund Name	Regular Broker/Dealer	Aggregate Holdings of Securities ($)
LVIP Nomura U.S. Growth Fund	Citigroup	$3,149,555
No Commissions to Finance Distribution
The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund's portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.
Commission Recapture Program
The Funds do not participate in commission recapture programs.
32

Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

	2025	2024
LVIP Nomura High Yield Fund [2]	42%	57%
LVIP Nomura U.S. REIT Fund [2]	5%	15%
LVIP Nomura SMID Cap Core Fund [1]	19%	11%
LVIP Nomura U.S. Growth Fund [2]	29%	42%
1 The Fund’s portfolio turnover increased in 2025 due to increased trade activity.
2 The Fund’s portfolio turnover decreased in 2025 due to decreased trade activity.
Trustees and Officers
The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board no later than the end of the calendar year (December 31) that occurs after the earliest of (1) the Independent Trustee’s 75th birthday or (2) the 20th anniversary of the Trustee becoming a Board member.
The Trust's officers are responsible for the Funds' day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.
The term Fund Complex includes the 114 series of the Trust.
Interested Trustee
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
John Morriss* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Chairman and Trustee	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial since October 2025. Formerly: Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.	118
Lincoln Bain Capital Total
Credit Fund since 2025 (1
portfolio); Lincoln Partners
Group Royalty Fund since
2025 (1 portfolio); Lincoln
Funds Trust since 2025 (2
portfolios); Lincoln Variable
Insurance Products Trust
since 2025 (114 portfolios)

*
Mr. Morriss is an interested person of the Trust because he is a Director and an Officer of Lincoln Financial Investments Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.
33

Independent Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Formerly: Managing Director, CID Capital (private equity firm) (2021- 2025)	114	None
Peter F. Finnerty 66 Mason Terrace, Brookline, MA 02446 YOB: 1963	Trustee	Since July 2024	Retired; Formerly: US Mutual Fund Leader, Global Asset, Wealth Management Assurance Leader, and Partner of Pricewaterhouse Coopers LLP (accounting firm)	114	Board of Directors of CBRE Global Real Estate Income Fund
Ken C. Joseph 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1962	Trustee	Since January 2022	Chief Compliance Officer, Braidwell L.P; Formerly: Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas, Kroll LLC	114
Board of Directors of
University Settlement
(Executive Committee);
Former President and
member of the Board of
Directors of Harvard
Kennedy School NY/NJ/CT
Alumni Network; Board of
Directors of the University
of North Carolina, School of
Law Alumni Association

Barbara L. Lamb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since February 2019	Retired; Formerly: Managing Director for Finance and Administration, WH Trading, LLC (derivatives trading firm) (2016-2022)	114	None
Pamela L. Salaway 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired	114	None
Manisha A. Thakor 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1970	Trustee	Since January 2022	Independent Consultant of MoneyZen LLC; Formerly: Vice President, Brighton Jones	114	Board Member at The National Endowment for Financial Education since 2017
Brian W. Wixted 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1959	Trustee	Since February 2019	Managing Member, Brian Wixted, LLC; Formerly: Senior Consultant, CKC Consulting and an Advisory Partner, AI Capital; Formerly: Senior Vice President, Finance, and Fund Treasurer, Oppenheimer Funds, Inc. (mutual fund complex)	114	Thornburg Income Builder Opportunities Trust since 2020 (1 portfolio)
Nancy B. Wolcott 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired	114
FundVantage Trust since
2011 (23 portfolios); Third
Avenue Trust since 2019 (4
portfolios); Third Avenue
Variable Series Trust since
2019 (1 portfolio); Polen
Credit Opportunities Fund
since 2023 (1 portfolio)

34

Officers of the Trust
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Matthew L. Arnold 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Vice President	Since December 2023	Vice President, Lincoln National Corporation
Matthew T. Berger 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2019	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Paul T. Chryssikos 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Senior Vice President, Chief Legal Officer and Assistant Secretary	Since October 2025	Senior Vice President, Chief Legal Officer, Assistant Secretary, Chief Counsel, Investment Management, Distribution and Risk, Lincoln Financial Investments Corporation.
Samuel K. Goldstein 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Vice President, Deputy Chief Legal Officer, and Secretary	Since October 2025; Formerly: Vice President and Assistant Secretary since June 2019
Vice President, Deputy Chief Legal Officer,
and Secretary, Lincoln Financial Investments
Corporation; Vice President, The Lincoln
National Life Insurance Company; Vice
President, Lincoln Life & Annuity Company
of New York; Vice President, Lincoln
National Corporation.

Gordon Huellmantel 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Senior Vice President	Since October 2025
Director, Senior Vice President, Head of
Funds Management for Lincoln Financial
and Chief Operating Officer, Lincoln
Financial Investments Corporation;
Formerly: Senior Vice President, General
Account Investment Management Team.

James J. Hoffmayer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Vice President, Treasurer, and Chief Accounting Officer	Since February 2024; Formerly: Assistant Vice President since November 2021
Vice President and Treasurer, Lincoln
Financial Investments; Vice President and
Director of Separate Account Operations and
Mutual Fund Administration, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Financial
Investments; Managing Director, SEI;
Treasurer and Chief Financial Officer, SEI
Family of Mutual Funds.

Michael C. Hoppe 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1988	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2018	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Yun (Maria) Ma 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1978	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2015	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Since April 2018	Vice President, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
John Morriss 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	President	Since October 2025	Executive Vice President and Chief Investment Officer for Lincoln Financial. Formerly; Senior Vice President, Head of Public and Private Fixed Income at Fortitude Re.
Colleen E. O’ Leary 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1984	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2018	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
35

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Jay T. Shearon 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1972	Vice President	Since March 2024; Formerly: Assistant Vice President since December 2015
Assistant Vice President, Lincoln Financial
Investments Corporation, Lincoln Life &
Annuity Company of New York, The Lincoln
National Life Insurance Company; Formerly:
Assistant Vice President, Lincoln Variable
Insurance Products Trust.

John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Since March 2022; Formerly, Vice President since May 2019
Senior Vice President and Head of Client
Investment Strategies, Lincoln Financial
Investments Corporation; Senior Vice
President, Lincoln Life & Annuity Company
of New York; Senior Vice President, Lincoln
National Corporation; Senior Vice President,
The Lincoln National Life Insurance
Company; Formerly, Head of Product
Management, Nationwide Investment
Management Group.

Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since April 2018	Vice President and Managing Director, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Trustee Qualifications
The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.
Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Prior to December 2025, he was a Managing Partner of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb often served as a director of portfolio companies in which CID invests. He has previously served as a director of multiple other companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.
Peter F. Finnerty. Mr. Finnerty has served as a Trustee of Lincoln Variable Insurance Products Trust since 2024. Prior to July 2024, he was a partner of Pricewaterhouse Coopers LLP where he served as US Mutual Fund Leader and Global Asset & Wealth Management Assurance Leader. Mr. Finnerty joined Pricewaterhouse Coopers LLC (“PwC”) in 1985 and served as a partner since 1996 to the firm’s domestic and international investment management clients. Mr. Finnerty holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants. Through his experience, Mr. Finnerty provides the Board with accounting, auditing and financial services industry experience.
Ken C. Joseph. Mr. Joseph has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. He is currently the Chief Compliance Officer and a Partner of Braidwell LP. Mr. Joseph was previously a Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas for Kroll LLC (formerly Duff & Phelps, LLC). Mr. Joseph served for over 20 years at the U.S. Securities & Exchange Commission, including as Associate Director/Senior Officer in the Division of Examinations (formerly the Office of Compliance Inspections and Examinations), and as an Assistant Director in the Division of Enforcement. He also served as an Associate Dean of St. John’s University, NY. Currently, he serves on the Compliance Committee of the New York City Bar Association and on the following not-for-profit boards: University Settlement (Executive Committee), the Association of Securities and Exchange Commission Alumni, the University of North Carolina, School of Law Alumni Association, and the Legal & Compliance Advisory Committee of United States Youth Soccer Association. He previously served on the Board of Directors of the Harvard Kennedy School NY/NJ/CT Alumni Network (former President & Vice President). Mr. Joseph provides the board with compliance, securities law and business experience.
36

Barbara L. Lamb. Ms. Lamb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. She retired from WH Trading LLC in 2022. Ms. Lamb served as a Managing Director of Finance and Administration for WH Trading LLC from 2015-2022. She previously served as a Managing Director of Cheiron Trading LLC from 2012-2015 and a Financial Officer for Valorem Law Group, LLC from 2008-2009. Previously, she served as Chief Development Officer for Market Liquidity, LLC from 1999-2001. Ms. Lamb served as Chief Credit Officer, Senior Vice President, and Director for The Chicago Corporation from 1986-1998 and in several finance and development positions from 1980-1986. Ms. Lamb holds the Chartered Financial Analyst Designation and is a member of the CFA Institute of Chicago. Through her experience, Ms. Lamb provides the board with risk management and investing insight.
John Morriss. Mr. Morriss has served as the Chairman and as a Trustee of Lincoln Variable Insurance Products Trust since October 2025. Mr. Morriss is the Executive Vice President and Chief Investment Officer for Lincoln Financial. In this role, Morriss provides executive leadership, strategic direction, and oversight of the company’s general account, funds management and private markets investment strategies, with more than $300 billion in assets under management. He leads a team of investment professionals focused on portfolio construction, asset allocation, sub-advisor due diligence, and the development of equity, fixed income, and alternative investment strategies. He reports to Ellen Cooper, Chairman, President and CEO, and is a member of the company's Senior Management Committee.
Morriss has more than 30 years of investment experience. Prior to his current role at Lincoln, he served as Head of Public and Private Fixed Income at Fortitude Re, overseeing the organization’s insurance-focused investment portfolios. Prior to joining Fortitude Re in 2020, he held the role of Senior Vice President of Fixed Income Investments at Lincoln for four years. Earlier he spent 18 years at TIAA, where he held leadership roles spanning structured finance research, international and high-yield credit, portfolio management, and fixed income research. He began his career as a currency trader at Chase Manhattan Bank.
Morriss holds a Bachelor of Arts in History from the College of the Holy Cross and an MBA in Finance from New York University's Stern School of Business.
Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time, she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.
Manisha A. Thakor. Ms. Thakor has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. Ms. Thakor currently serves at MoneyZen LLC, which she founded in 2009. From 2018-2020, Ms. Thakor served as Vice President at Brighton Jones. From 2015-2017, Ms. Thakor served as Director of Wealth Strategies for Women at Buckingham Financial. She is a Board member of The National Endowment for Financial Education. Ms. Thakor is also a Chartered Financial Analyst (CFA) charterholder and Certified Financial Planner (CFP®). Ms. Thakor provides the Board with investment management experience and financial services industry insight.
Brian W. Wixted. Mr. Wixted has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. Mr. Wixted formerly served as a consultant for CKC Consulting and since 2019, as an Advisory Partner with AI Capital. Mr. Wixted served as the Senior Vice President of Finance and Fund Treasurer of the Oppenheimer Funds from 1999-2016. He served as the Principal and Chief Operating Officer of Bankers Trust Company’s Mutual Funds Group from 1995-1999 and the Vice President and Chief Financial Officer for CS First Boston Investment Management Corp from 1991-1995. Mr. Wixted served as Vice President and Accounting Manager with Merrill Lynch Asset Management from 1987-1991. From 1981-1987, he held several accounting positions with brokerage and accounting firms. Mr. Wixted holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants and the New York State Society of Certified Public Accountants. Through his experience, Mr. Wixted provides mutual fund, investment management and financial services industry insight.
Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery at BNY Mellon Asset Servicing from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Prior to that, Ms. Wolcott served as Executive Vice President of the predecessor firm, PFPC Worldwide Inc., from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial services industry insight.
Board Oversight
The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management of the Funds. The Trust’s day-to-day operations are managed by the adviser and other service providers who have
37

been approved by the Board. The Board is currently composed of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Trustee). The Interested Trustee serves as the Chairperson of the Board.
The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Ms. Wolcott currently serves as the Lead Independent Trustee.
Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Board regularly requests and/or receives reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Fund’s expenses, oversee compliance with regulatory requirements, and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.
As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds’ investment performance with the Adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address risks. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act and a quarterly report regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee a minimum of three times each calendar year.
The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.
Board Committees
Audit Committee. The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Ken C. Joseph, Barbara L. Lamb, Nancy B. Wolcott and Brian W. Wixted (Chair). The Audit Committee met four times during the last fiscal year.
Investment Committee. The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Steve A. Cobb (Chair), Peter F. Finnerty, Pamela L. Salaway and Manisha A. Thakor. The Investment Committee met four times during the last fiscal year.
Nominating and Governance Committee. The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The Board has adopted a charter for the Nominating and Governance Committee setting forth such Committee’s responsibilities. The members of the Nominating and Governance Committee are Independent Trustees: Steve A. Cobb, Peter F. Finnerty, Ken C. Joseph, Barbara L. Lamb, Pamela L. Salaway, Manisha A. Thakor (Chair), Brian W. Wixted, and Nancy B. Wolcott. The Nominating and Governance Committee met four times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.
Ownership of Securities
As of December 31, 2025, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2025, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:
38

Interested Trustee
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John Morriss	None	None
Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb
LVIP Baron Growth Opportunities Fund — $50,001 – $100,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Dimensional U.S. Equity Managed Volatility Fund — $50,001 – $100,000
LVIP State Street S&P 500 Index Fund — $50,001 – $100,000
Over $100,000
Peter Finnerty	None	None
Ken C. Joseph	LVIP Vanguard Domestic Equity ETF Fund — over $100,000	Over $100,000
Barbara L. Lamb
LVIP Dimensional U.S. Core Equity 1 Fund — $10,001 – $50,000
LVIP Dimensional U.S. Core Equity 2 Fund — $50,001 – $100,000
LVIP Vanguard Bond Allocation Fund — $10,001 – $50,000
LVIP Dimensional International Core Equity Fund — $10,001 – $50,000
Over $100,000
Pamela L. Salaway	LVIP State Street S&P 500 Index Fund — Over $100,000 LVIP Baron Growth Opportunities Fund — $50,001 – $100,000 LVIP Mondrian International Value Fund — $10,001 – $50,000	Over $100,000
Manisha A. Thakor	LVIP State Street Small Cap Index Fund — $50,001 – $100,000 LVIP State Street Nasdaq-100 Index Fund — $50,001 – $100,000	Over $100,000
Brian Wixted
LVIP State Street S&P 500 Fund — $10,001 – $50,000
LVIP State Street Short Term Bond Index Fund  — $10,001 – $50,000
LVIP State Street Mid Cap Index Fund - $10,001 - $50,000
LVIP State Street Small-Cap Index. Fund - $10,001 - $50,000
LVIP JPMorgan Retirement Income Fund - $10,001 - $50,000
LVIP American Growth-Income Fund - $10,001 - $50,000
LVIP JPMorgan High Yield Fund – Under $10,000
LVIP State Street International Index Fund – Under $10,000
LVIP Mondrian Global Income Fund – Under $10,000
LVIP Nomura US REIT Fund – Under $10,000
LVIP State Street Emerging Markets Equity Index Fund – Under $10,000
LVIP AllianceBernstein Growth Fund – Under $10,000
LVIP American Growth Fund – Under $10,000
$50,001 - $100,000
Nancy B. Wolcott	LVIP American Balanced Allocation Fund — $50,001 – $100,000	Over $100,000
Brian Wixted served as officer for OppenheimerFunds, Inc. (“Oppenheimer”) from 1999 until his retirement in 2016. He has a deferred compensation plan previously sponsored by Oppenheimer where he receives an annual payout for a fixed number of years based on the performance of phantom share investments in Oppenheimer funds. In 2019, Invesco acquired Oppenheimer and assumed financial responsibility for payments under the former Oppenheimer deferred compensation plan. Invesco began serving as a sub-adviser to certain LVIP Funds on February 8, 2019. Payments under the plan to Mr. Wixted have exceeded $120,000 during the past two calendar years. The payment amounts are determined by previously established factors (i.e., performance of the relevant funds), and the payment amounts are not impacted by the profits of Oppenheimer or Invesco.
39

Compensation
The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2025:
Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$387,000	$387,000
Peter F. Finnerty, Trustee	$359,000	$359,000
Ken C. Joseph, Trustee	$359,000	$359,000
Barbara L. Lamb, Trustee	$355,000	$355,000
Pamela L. Salaway, Trustee	$359,000	$359,000
Manisha A. Thakor, Trustee	$369,000	$369,000
Brian W. Wixted, Trustee	$387,000	$387,000
Nancy B. Wolcott, Trustee	$434,000	$434,000
Investment Adviser and Sub-Advisers
Investment Adviser. Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) is the investment adviser to the Funds. LFI is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LFI's address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
Pursuant to the Investment Management Agreement, LFI manages each Fund's portfolio investments and reports to the Board of Trustees. Each Fund pays LFI a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LFI may vary according to the level of assets of that Fund.
For the fiscal year ended December 31, 2025, each Fund paid fees to LFI equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP Nomura High Yield Fund	0.65%
LVIP Nomura SMID Cap Core Fund	0.74%
LVIP Nomura U.S. Growth Fund	0.65%
LVIP Nomura U.S. REIT Fund	0.75%
Advisory Fees Paid by Each Fund
For the last three fiscal years ended December 31, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:
	2025	2024	2023
LVIP Nomura High Yield Fund	$1,040,393	$1,074,690	$1,016,443
LVIP Nomura SMID Cap Core Fund	4,761,681	4,743,654	4,284,897
LVIP Nomura U.S. Growth Fund	3,040,592	3,101,110	2,445,418
LVIP Nomura U.S. REIT Fund	2,639,067	2,741,175	2,600,155
Expense Reimbursements
For the last three fiscal years ended December 31, LFI reimbursed the Funds, as reflected in the table below, under the applicable expense reimbursement agreement:
	2025	2024	2023
LVIP Nomura High Yield Fund	$69,868	$58,066	$27,638
LVIP Nomura SMID Cap Core Fund	54,114	45,252	43,886
LVIP Nomura U.S. REIT Fund	39,440	32,840	41,738
40

With respect to the LVIP Nomura High Yield Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.72% of the average daily net assets for the Standard Class of the Fund and 1.02% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Nomura U.S. REIT Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.83% of the average daily net assets for the Standard Class of the Fund and 1.13% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Nomura SMID Cap Core Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.80% of the average daily net assets for the Standard Class of the Fund and 1.10% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
With respect to the LVIP Nomura U.S. Growth Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.73% of the average daily net assets for the Standard Class of the Fund and 1.03% for the Service Class. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2027 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.
41

Sub-Advisers. As adviser, LFI is primarily responsible for investment decisions affecting each of the Funds under its management. For some Funds, LFI has delegated day-to-day portfolio management responsibility to investment management firms that serve as sub-advisers. Each sub-adviser makes investment decisions for its respective Fund in accordance with that Fund’s investment objectives and places orders on behalf of that Fund to effect those decisions. With respect to the Funds that are sub-advised, LFI provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.
Fund	Sub-Adviser
LVIP Nomura High Yield Fund	Nomura Corporate Research and Asset Management Inc. Worldwide Plaza 309 West 49th Street New York, NY 10019
LVIP Nomura SMID Core Cap Fund	Nomura Investments Fund Advisers 610 Market Street Philadelphia, PA 19106
LVIP Nomura U.S. Growth Fund	Nomura Investments Fund Advisers 610 Market Street Philadelphia, PA 19106
LVIP Nomura U.S. Growth Fund	Macquarie Investment Management Global Limited 1 Elizabeth Street Sydney NSW 2000, Australia
LVIP Nomura U.S. REIT Fund	Nomura Investments Fund Advisers 610 Market Street Philadelphia, PA 19106
LVIP Nomura U.S. REIT Fund	Macquarie Investment Management Global Limited 1 Elizabeth Street Sydney NSW 2000, Australia
LFI, not the Funds, pays each sub-adviser a monthly fee equal to a percentage of the average daily net assets of the portion of the Fund for which the sub-adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LFI pays to a sub-adviser may vary according to the level of assets the sub-adviser manages. For the fiscal year ended December 31, 2025, LFI paid fees to each sub-adviser equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:
Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP Nomura High Yield Fund	0.30%
LVIP Nomura SMID Cap Core Fund	0.44%
LVIP Nomura U.S. Growth Fund	0.25%
LVIP Nomura U.S. REIT Fund	0.40%
Sub-Advisory Fees Paid by Each Fund
During the last three fiscal years ended December 31, LFI paid the following amounts for investment sub-advisory services:
	2025	2024	2023
LVIP Nomura High Yield Fund	$480,181	$496,011	$469,128
LVIP Nomura SMID Cap Core Fund	2,835,914	2,824,583	2,536,221
LVIP Nomura U.S. Growth Fund	1,169,707	1,195,300	940,545
LVIP Nomura U.S. REIT Fund	1,407,502	1,461,960	1,386,749
Nomura Investments Fund Advisers (“NIFA”) is a series of NIMBT (a Delaware statutory trust), which is a subsidiary of, and subject to the ultimate control of, Nomura Holdings, Inc., a publicly traded Japanese company. The Manager is part of Nomura Asset Management. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Pursuant to an amended sub-advisory agreement between LFI and NIFA, NIFA may utilize sub-sub-advisers, as applicable, to provide certain sub-advisory services to the Funds it sub-advises.
The sub-sub adviser, Macquarie Investment Management Global Limited (“MIMGL”), located at 1 Elizabeth Street, Sydney NSW 2000, Australia, is a wholly owned subsidiary of Macquarie Group Limited. MIMGL is a part of Macquarie Asset Management (MAM). MAM
42

is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit and equities.
Service marks. The Funds’ service marks and the name “Lincoln” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LFI ceases to be the Funds’ investment adviser. In the prospectus and sales literature, the name Nomura will be used with the Funds.
Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.
Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LFI or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser's or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 866-436-8717 or on the Funds’ website at https://
lincolnfinancial.com/lvip; and (2) on the SEC's website at http://www.sec.gov.
Portfolio Managers
The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager is referred to in this section as a “portfolio manager.” Portfolio managers are the individuals employed by or associated with the Fund or an investment adviser of the Fund who are primarily responsible for the day-to-day management of the Fund’s portfolio.
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2025.
Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Nomura Corporate Research and Asset Management Inc.
David Crall, CFA
Registered Investment Companies	3	$2,135.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Amy Yu Chang, CFA
Registered Investment Companies	2	$1,966.8	0	$0
Other Pooled Investment Vehicles	2	$1,860.5	0	$0
Other Accounts	9	$2,442.3	1	$547.3
Stephen Kotsen, CFA
Registered Investment Companies	4	$2,187.2	0	$0
Other Pooled Investment Vehicles	14	$8,265.5	0	$0
Other Accounts	31	$22,692.2	4	$2,338.9
Christopher Parham, CFA
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	6	$1,016.1	0	$0
Other Accounts	0	$0	0	$0
Nomura Investments Fund Advisers
43

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Christopher S. Adams, CFA
Registered Investment Companies	7	$8,634	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$1,376	0	$0
Chad Bolen, CFA**
Registered Investment Companies	7	$7,367	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	13	$1,250	0	$0
Christina Van Het Hoen, CFA
Registered Investment Companies	7	$8,634	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$1,376	0	$0
William Mitchell III**
Registered Investment Companies	7	$7,367	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	13	$1,250	0	$0
Michael S. Morris, CFA
Registered Investment Companies	7	$8,634	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$1,376	0	$0
Donald G. Padilla, CFA*
Registered Investment Companies	7	$8,634	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$1,376	0	$0
David E. Reidinger
Registered Investment Companies	7	$8,634	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$1,376	0	$0
Macquarie Investment Management Global Limited
Benjamin Leung, CFA
Registered Investment Companies	7	$4,380	0	$0
Other Pooled Investment Vehicles	27	$13,650	13	$10,850
Other Accounts	32	$32,780	6	$8,680
Samir Vanza
Registered Investment Companies	7	$4,380	0	$0
Other Pooled Investment Vehicles	27	$13,650	13	$10,850
Other Accounts	32	$32,780	6	$8,680
*Effective July 1, 2026, Mr. Padilla will no longer be a portfolio manager of the Fund.
**As of March 31, 2026
Material Portfolio Manager Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager of a mutual fund has day-to-day management responsibilities with respect to the portfolio assets of more than one investment account, such as other pooled investment vehicles (including mutual funds, private funds, etc.) or separately managed accounts (collectively, “Accounts”).
Potential conflicts of interest may occur in connection with a portfolio manager’s management of a fund named in this SAI (a “Fund”), on one hand, and the investments of another Account, on the other. LFI has policies and procedures that it believes reasonably address the conflicts associated with managing multiple Accounts. The management of multiple Accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and the Fund. Material conflicts may exist between the investment strategy of the Fund and the investment strategy of other Accounts managed by the portfolio manager such as when an Account sells (or buys) a security, while the Fund buys or holds (or sells) the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by the Fund.
44

Material conflicts may exist in the allocation of investment opportunities between the Fund and other Accounts managed by the portfolio manager. LFI and each Fund’s sub-adviser(s), if any, have adopted policies and procedures designed to allocate investments fairly across a Fund and other Accounts.
No Fund or other LFI managed Account with a strategy similar to any of the Funds charges a performance-based fee.
The information below relates solely to the Fund(s) managed by the particular adviser or sub-adviser.
Lincoln Financial Investments Corporation (“LFI”)
Subadvised Funds. LFI manages certain Fund portfolio investments via a “manager of managers” structure, whereby LFI selects and oversees sub-advisers that, in turn, manage a Fund’s portfolio investments, such as equity (stocks), fixed-income (bonds), and exchange-traded funds (“ETFs”). LFI conducts ongoing reviews of each sub-adviser’s business practices and investment operations. The Funds’ manager of managers structure, as well as Accounts not being charged performance-based fees, greatly reduces the potential for LFI Fund portfolio managers to face conflicts of interest regarding the management of other Accounts.
Funds of Funds. LFI provides direct asset management services for certain Funds known as “funds of funds.” A fund of funds for which LFI serves as the investment adviser invests its assets in other mutual funds and closed-end registered investment companies, such as the Lincoln Bain Capital Total Credit Fund, for which LFI also serves as the investment adviser (which are branded “LVIP” or “Lincoln” funds), and funds, including ETFs, managed by unaffiliated investment managers (collectively, the “underlying funds”). LFI fund portfolio managers maintain an asset allocation strategy for each LVIP fund of funds and make decisions regarding allocations to underlying funds based on the LVIP fund of funds’ investment objectives, policies, practices and other relevant investment considerations that the portfolio managers deem applicable. For information on an LVIP Fund’s current holdings, including information on affiliated portfolio holdings, see the Fund’s most recent shareholder report or quarterly holdings disclosures, which are posted online at www.lincolnfinancial.com/lvip.
LFI and the Funds generally rely on SEC Rule 12d1-4 to implement the fund of funds structure. LFI, as a fiduciary to each Fund, selects underlying funds that it believes are in a Fund’s best interest based on a variety of factors.
LFI and its affiliates receive advisory and other fees from underlying LVIP and Lincoln Funds for the management and other services that LFI and its affiliates provide to the LVIP and Lincoln Funds. As such, LFI is subject to a conflict of interest in selecting underlying funds and has an incentive to invest in underlying LVIP and Lincoln Funds and favor greater allocations to those underlying funds that will pay the highest fee rate to LFI. Similarly, unaffiliated investment managers and their affiliates receive advisory and/or other fees from the underlying funds they or their affiliates manage. The affiliated and unaffiliated underlying funds may have advisory fee rates that are higher and/or fee structures that are different than those of the Funds. A portfolio manager’s management of Accounts with different advisory fee rates and/or fee structures raises potential conflicts of interest by creating an incentive to favor Accounts that charge higher fees.
As decision-makers for the LVIP funds of funds, LFI portfolio managers have the authority and discretion to manage fund of funds’ allocations to underlying funds. LFI’s policy is for LFI portfolio managers to make decisions concerning the selection of underlying funds based on the best interests of each Fund and its shareholders, without regard to any revenue that LFI receives or might receive, directly or indirectly, from the Funds or underlying funds for services provided by LFI, an LFI affiliate or any sub-adviser. At the same time, LFI expects to invest in affiliated underlying funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more comparable unaffiliated underlying funds. As noted above, LFI is subject to a conflict of interest in making an investment in an affiliated underlying fund, or in maintaining an existing investment in an affiliated underlying fund, and LFI also might have an interest in making such an investment in order to benefit that affiliated underlying fund (for example, by assisting the affiliated underlying fund in achieving or maintaining scale or to provide greater viability or, alternatively, to reduce the amounts waived and/or reimbursed by LFI to maintain the underlying fund’s expense cap, if applicable). Notwithstanding the foregoing, LFI is a fiduciary and is legally obligated to act in an LVIP fund of fund’s best interests when selecting underlying funds. The Funds have additional policies and procedures in place to comply with SEC rules concerning funds of funds.
Cross Trades. LFI portfolio managers do not manage Fund assets that may be included in cross-trades. Fund sub-advisers effect any such trades, and each sub-adviser has represented to LFI that it has procedures in place to comply with relevant SEC regulations.
Multiple Accounts. A Fund portfolio manager’s management of multiple Accounts may result in the portfolio manager devoting unequal time and attention to the management of each Account. Although LFI does not track the time a portfolio manager spends on a single Fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the Accounts for which he or she is responsible. LFI seeks to manage competing interests for the time and attention of portfolio managers and other LFI personnel.
Personal Accounts. Personal accounts of LFI investment personnel may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LFI’s code of ethics.
Nomura Corporate Research and Asset Management Inc. (“NCRAM”)
45

Actual or apparent conflicts of interest may arise where a portfolio manager has day-to-day responsibilities with respect to more than one account. These conflicts include but are not limited to: (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of a portfolio manager’s time and attention among relevant accounts, (iii) execution of portfolio transactions, (iv) personal interests and related party interests, (v) compensation conflicts such as where NCRAM has an incentive fee arrangement or other interest with respect to one account that does not exist with respect to other accounts, and (vi) other investment and operational conflicts of interest. NCRAM’s compliance policies and procedures, including the Code of Ethics, are designed to address these conflicts and to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client and that client accounts are treated equitably over time. However, there is no guarantee that such policies and procedures will detect each and every situation in which a conflict arises.
Nomura Investments Fund Advisers (“NIFA”)
Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for each such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or a Fund. Additionally, the management of multiple funds or accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. NIFA has established proprietary accounts and initial seed accounts, and also manages accounts for affiliated entities. A portfolio manager also may have invested in certain funds or accounts managed by NIFA. Accordingly, portfolio managers have an incentive to favor these accounts or funds over other client accounts or funds. NIFA has adopted procedures designed to allocate investments fairly across multiple funds and accounts including, unless prohibited by applicable law, proprietary and affiliated accounts.
Some of the accounts managed by the portfolio managers as set forth in the table above may have performance-based fees. This compensation structure presents a potential conflict of interest because a portfolio manager has an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which NIFA does not receive a performance-based fee.
A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While NIFA’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.
When the Manager and its affiliates establish proprietary accounts, provide the initial seed capital in connection with the creation of a new investment product or style, and manage affiliate accounts, these accounts may not exhibit the same performance results as a similarly managed Fund for a variety of reasons, including regulatory restrictions on the type and amount of securities in which the proprietary capital invests, differential credit and financing terms, and the use of hedging transactions that differ from those used to implement investment strategies for advisory clients.
Macquarie Investment Management Global Limited (“MIMGL”)
Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Fund, and the investment action for each such other fund or account and the Fund may differ. For example, an account or fund may be selling a security while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or a Fund.
Additionally, the management of multiple funds or accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate.
MIMGL may establish initial seed accounts and manage accounts for affiliated entities. A portfolio manager also may have invested in certain funds or accounts managed by MIMGL. Accordingly, portfolio managers have an incentive to favor these accounts or funds over other client accounts or funds. MIMGL has adopted procedures designed to allocate investments fairly across multiple funds and accounts, including, unless prohibited by applicable law, affiliated accounts.
Some of the accounts managed by the portfolio managers, as set forth in the table above, may have performance based fees. This compensation structure presents a potential conflict of interest because a portfolio manager has an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which MIMGL does not receive a performance based fee.
A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While MIMGL’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.
46

When MIMGL provides initial seed capital in connection with the creation of a new investment product or style and performs investment management services for other funds or accounts including affiliated accounts, these accounts may not exhibit the same performance results as a similarly managed Fund for a variety of reasons, including regulatory restrictions on the type and amount of securities in which the fund or account invests, differential credit and financing terms, and the use of hedging transactions that differ from those used to implement investment strategies for advisory clients.
Compensation Structures and Methods
Information regarding each portfolio manager's compensation is attached hereto as Appendix C.
Beneficial Interest of Portfolio Managers
Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.
As of the Funds' fiscal year ended December 31, 2025, no portfolio manager of any Fund beneficially owned shares of any Fund.
Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LFI, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous.
For fiscal years ended December 31, 2025, 2024 and 2023, LFD received $199,287,590, $194,623,872, and $177,938,119, respectively, in compensation from the Trust.
Administration Agreement
The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LFI and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.
For the fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid Lincoln Life $12,090,608, $11,515,673, and $10,571,726, respectively, in administrative services reimbursement.
The Trust compensates Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Funds.  These contractholder services include, among others: responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders.  In addition, Lincoln Life provides certain corporate-level services to each of the Funds, such as: anti-money laundering and fraud prevention; privacy and data security; disaster recovery; and services related to regulatory duties, such as duties of confidentiality and disclosure.
For the fiscal years ended December 31, 2025 and 2024, the Trust paid Lincoln Life $34,744,937 and $30,947,378, respectively, in contractholder servicing and corporate-level services reimbursement.
Securities Lending
None of the Funds engaged in any securities lending for the fiscal year ended December 31, 2025.
47

Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), effective October 15, 2018 (November 19, 2018 for the funds of funds and master feeder funds), pursuant to which State Street provides certain accounting services for the Fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses.
For fiscal years ended December 31, 2025, 2024 and 2023, the Trust paid $7,662,396, $7,300,929, and $8,785,055, respectively, pursuant to its Accounting Agreement.
Code of Ethics
The Trust, LFI and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LFI who regularly have access to information about securities purchased for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.
Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 114 funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.
Each Fund currently offers two classes of shares: Standard Class and Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.
Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of
48

at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
Control Persons and Principal Holders of Securities
Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions received by owners of the Variable Contracts. A small number of Contract Holders could therefore determine whether Fund proposals are approved.
For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 S. Harrison Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third-party insurance companies.
As of April 1, 2026, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund's outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds. The fund of funds generally will vote their shares of underlying funds in the same proportion as the vote of all of the other holders of the underlying fund's shares, a technique known as “echo voting.”
Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.
Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.
For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.30% for the Service Class shares of each Fund. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.
No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.
The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued.
For the fiscal year ended December 31, 2025, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $199,287,590.
49

Revenue Sharing
LFI and its affiliates, including LFD, and/or each Fund's sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LFI receives from the Funds or the sub-advisory fees the sub-advisers receive from LFI, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Funds and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.
A significant purpose of these payments is to increase sales of the Funds' shares and the products that contain the Funds. LFI and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.
Valuation of Portfolio Securities
Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.
In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:
Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.
Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.
Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.
Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.
Each Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.
Each Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.
50

Each Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.
Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations.  In this regard, each Managed Volatility Fund provides daily post-trade position reports, as well as reports showing the Fund’s daily futures transactions pursuant to the managed volatility strategy, to the annuity pricing group and market risk management group within Lincoln Life, LFI’s parent company. In addition, certain Funds provide monthly portfolio holdings on a post-trade basis to Lincoln Life approximately 20 days after the end of each month. The pricing group uses Fund information to support the group’s oversight of risk management functions for the Managed Volatility Funds and Lincoln Life, but does not engage in any trading activities. The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities. Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associated insurance products. Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.
Fund sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund's portfolio holdings: (1) ratings organizations, such as Moodys, and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Commicise, BBH Infomediary, IEX Data Analytics LLC, Morningstar, Lipper, Factset Research Systems, Financial Recovery Technologies, Intex, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Bloomberg PORT, BarraOne/MSCI Barra, Inc., Barclays Capital, BlackRock Aladdin, Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, Hedgemark, ICE Data Pricing and Reference Data, LLC, MoneyMate, Omgeo, Barclays Capital Point, Acuity Knowledge Partners, Virtu Americas LLC, Virtu Financial, Markit/Wall Street Office and Axioma provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Electra Securities, TriOptima, FIS XSPrisa (XSP) SaaS, FX Connect, OMEGO LLC, Infinit Outsourcing, Inc., Limited, Cogent Consulting, Abel Noser, Charles River Communications and StarCompliance, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services such as Accenture LLP, Bank of New York Mellon, Brown Brothers Harriman & Co., Fidelity Corporate Action Solutions, StarCompliance, State Street Bank and Trust Company, State Street Global Services, State Street Investment Manager Solutions, ION and Northern Trust, provided generally on a daily basis for the purpose of providing operational functions including, but not limited to, Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund's holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.
Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser, or sub-advisers, trading services providers, class action service provider (Kessler Topaz Meltzer & Check, LLP), custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.
The Funds will disclose their portfolio holdings in public SEC filings. The Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.
Neither the Funds, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds' portfolio holdings information.
The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.
The Trust's Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds' investment adviser and other Fund affiliates, on the other. Moreover, the Funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance review and will recommend any remedial changes to the procedures.
51

Purchase and Redemption Information
Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the Funds may also be purchased by the Trust's funds of funds, which invest their assets in other mutual funds. The offering price of a Fund’s shares is equal to its net asset value per share.
If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.
Custodian and Transfer Agent
All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.
Lincoln Life performs the Funds’ dividend and transfer agent functions.
Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds' Independent Registered Public Accounting Firm. In addition to the audits of the Funds' financial statements, Ernst & Young LLP also reviews certain regulatory reports and performs other tax services when engaged to do so by the Trust.
Financial Statements
Each Fund’s most recent Form N-CSR to shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference. The audited financial statements and the reports for the year ended December 31, 2025, of Ernst & Young LLP thereon are incorporated by reference. We will provide a copy of each Fund's annual report and financial statements, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 866-436-8717.
Taxes
Regulated Investment Company. Each Fund intends to qualify, and has elected to be taxed as, a regulated investment company under the Internal Revenue Code (the “Code”). A regulated investment company’s ordinary income and net realized capital gains, if distributed to shareholders, will not be subject to corporate income tax. Each Fund, as a regulated investment company, must, among other things, annually derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale of stock or securities or foreign currencies, or other income, such as income derived from interests in “qualified publicly traded partnerships,” gains from options, futures, or forward contracts, derived with respect to the Fund’s other investments (the Income Requirement).
Each Fund also intends to comply with diversification requirements that apply to mutual funds investing in variable contracts. Generally, a Fund will be required to diversify its investments so that on the end of each calendar quarter: no more than 55% of total assets is represented by any one investment; no more than 70% is represented by any two; no more than 80% is represented by any three; and no more than 90% is represented by any four.
For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by such. A Fund may satisfy an alternative asset diversification test under certain circumstances.
Each Fund may sell its shares directly to certain qualified pension and retirement plans, and to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. If a Fund were to
52

sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract owners would be treated as the Fund’s shareholders, and the contracts invested in the Fund would not be treated as annuity, endowment, or life insurance contracts under the Code. All income and gain earned from those contracts both in past years and currently would be taxed currently to the Contract owners, and income and gain would remain subject to taxation as ordinary income thereafter.
If a Fund fails to qualify as a regulated investment company, the Fund would be subject to tax as an ordinary corporation on all of its taxable income and gain, whether or not distributed to shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company, the Fund’s distributions would be characterized as ordinary dividend income to its shareholders, and Contract owners would be required to include in ordinary income any income earned under the contracts for the current and all prior taxable years. A Fund’s failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts. Under certain circumstances inadvertent failures to satisfy the diversification requirements may be corrected.
Certain Funds may invest in exchange traded vehicles that track commodity returns. Under the Code, these investments are not considered “securities” for purposes of the Income Requirement. As a result, any income generated by such investments is not included in determining compliance with the Income Requirement’s 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year. To the extent that a Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.
Medicare Tax. A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments, and net gain from investments) of certain individuals, trusts and estates.
Fund Distributions. Dividends that a Fund pays from its ordinary income and distributions of a Fund’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of a Fund’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable to life insurance companies under the Code. See the Contracts Prospectus for a description of the respective Insurance Company’s tax status and the charges that may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, each Fund will send to the Insurance Companies a written notice reporting the amount and character of any distributions made during such year. Any benefits reported will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
Foreign Investments. Dividends or other income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign jurisdictions. Tax conventions, such as treaties, between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities in foreign corporations or in other regulated investment companies, the Fund may elect to treat its foreign income tax payments as paid by the Insurance Companies for U.S. income tax purposes. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make this election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount that will be available for the deduction or credit. Certain limitations apply to the credit (but not the deduction) for foreign taxes that an Insurance Company may claim. Foreign taxes each Fund pays will reduce the return on the Fund’s investments. Any benefits of a foreign tax credit or deduction as a result of this election will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.
A Fund or Underlying Fund that invests in non-U.S. securities may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is eligible to do so may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund or underlying fund, depending on the circumstances.
Contract Owner Taxes. Since individual Contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the Contract owner level. The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by
53

the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. An alternative asset diversification test may be satisfied under certain circumstances.
Each Fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract holders would be treated as the owners of the shares and the contracts invested in the Fund would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the Contract holders, and income and gain would remain subject to taxation as ordinary income thereafter.
Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.
A Fund or an underlying fund, if invested in non-U.S. securities, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is permitted to do so may elect to “pass through” to its investors, including a Fund, the amount of non-U.S. income taxes paid by the Fund or underlying fund. A Fund itself will be eligible to elect to “pass through” such amounts to its stockholders and may do so, depending upon circumstances.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments and net gain from investments) of certain individuals, trusts and estates.
Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code reporting the amount and character of any distributions made during such year. Any benefits of such designation will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations or in other regulated investment companies, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by the Insurance Companies. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. Federal income tax deduction or as a foreign tax credit against their U.S. Federal income taxes. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount which will be available for the deduction or credit. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed. Foreign taxes paid by each Fund will reduce the return from the Fund’s investments. Any benefits of such reporting will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.
Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.
The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.
54

Appendix A — Long and Short-Term Credit Ratings
Certain of the Funds’ investment policies and restrictions include reference to bond (long-term) and commercial paper (short-term) ratings. The following is a discussion of the rating categories of Moody’s Investor Service, Inc. and Standard & Poor’s Financial Services LLC.
Background
Moody’s
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
S&P Global Ratings
A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due.
Long-Term Credit Ratings
Long-term ratings are generally the credit risk of fixed-income obligation with an original maturity of one year or more.
Moody’s
Aaa - Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A - Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa - Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba - Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B - Obligations rated B are considered speculative and are subject to high credit risk.
Caa - Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C - Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
S&P Global Ratings
AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
D - An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
55

*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.
Moody’s
P1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P Global Ratings
A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.
B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
56

Appendix B — Proxy Voting Policies and Procedures
Lincoln Financial Investments Corporation (“LFI”)
I. Introduction
The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, LFI.
LFI has adopted these Policies and Procedures to govern LFI’s implementation of proxy voting for LFI’s clients, which include the Lincoln Funds.
II. Policies
LFI shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).
Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LFI believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LFI votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.
In exercise voting authority LFI will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:
•
Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;
•
Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•
Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
III. Procedures
A. Direct Investments
LFI may invest directly in equity and fixed income securities, and other types of investments. LFI will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LFI will vote proxies in the Client’s best interests, as determined by LFI. In making such determination, LFI may rely on analysis from proxy voting consultants or third-party proxy voting services. LFI will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LFI may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.
B. Sub-Advised Funds
LFI advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LFI shall review each sub-adviser’s proxy voting policies and procedures as follows:
•
Before a sub-adviser is retained, LFI’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.
•
Each quarter, LFI’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LFI’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.
•
During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LFI reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.
57

C. Funds of Funds
LFI advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.
When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LFI shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”
When a fund of funds invests directly in securities other than mutual funds, LFI shall follow the procedures outlined in “Direct Investments” above.
D. Master-Feeder Funds
LFI advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.
If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.
Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.
E. Material Conflicts
In the event that LFI identifies a potential material conflict of interest between a Client and LFI, or any LFI-affiliated entity, LFI will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LFI. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.
IV. Disclosure
A. Form ADV
LFI shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LFI will disclose how Clients may obtain information about how LFI voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.
B. Statement of Additional Information (SAI)
Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).
C. Annual Reports
Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.
D. Proxy Voting Record on Form N-PX
The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
V. Recordkeeping
LFI shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:
(a)
Proxy Voting Policies and Procedures;
(b)
Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);
58

(c)
A copy of any document that LFI, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and
(d)
A copy of each written request from a Client, and any response to the Client, for information on how LFI voted the Client’s proxies.
Nomura Corporate Research and Asset Management Inc. (“NCRAM”)
The fund has delegated to NCRAM the ability to make all proxy voting decisions in relation to portfolio securities held by the fund. NCRAM recognizes that proxy voting is a valuable right of company shareholders. The firm has in place policies and procedures to ensure that NCRAM is administering proxy voting matters in a manner consistent with the best interests of its clients and in accordance with its fiduciary duties under applicable laws. Generally, NCRAM will vote all proxies it receives. However, it may be unable to vote proxies in certain circumstances, such as when securities are part of a securities lending program. In fulfilling its obligations to clients, NCRAM’s goal and intent is to vote all proxies in its clients’ best long term interests. NCRAM may vote in a manner that could diminish the value of a client’s position in the short-term if we believe it will increase this value in the long-term and we expect to hold the security for the long-term. NCRAM also has procedures to address potential material conflicts of interest between NCRAM and its clients.
Nomura Investments Fund Advisers (“NIFA”)
If and when proxies need to be voted on behalf of the Fund, Nomura Investments Fund Advisers (the “Adviser”) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund. In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Fund and other Adviser clients and provide Adviser with research recommendations on upcoming proxy votes in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote.
When determining whether to invest in a particular company, one of the factors Adviser may consider is the quality and depth of the company’s management. As a result, Adviser believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, Adviser’s votes are cast in accordance with the recommendations of the company’s management. However, Adviser may vote against management’s position when it runs counter to Adviser’s specific Proxy Voting Guidelines (the “Guidelines”), and Adviser will also vote against management’s recommendation when Adviser believes such position is not in the best interests of the Fund.
As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote for management or shareholder proposals to reduce supermajority vote requirements, taking into account: ownership structure; quorum requirements; and vote requirements; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; (v) generally vote for proposals requesting a report on greenhouse gas emissions from company operations unless the company already discloses such information and there are no material issues associated with company’s greenhouse gas emissions; and (vi) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
The Adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most of the proxies which Adviser receives on behalf of its clients are voted in accordance with the Procedures. Since the Procedures are pre-determined by the Committee, application of the Procedures by Adviser’s portfolio management teams when voting proxies after reviewing the proxy and research provided by ISS should in most instances adequately address any potential conflicts of interest. If Adviser becomes aware of a conflict of interest in an upcoming proxy vote, the proxy vote will generally be referred to the Committee or the Committee’s delegates for review. If the portfolio management team for such proxy intends to vote in accordance with ISS’s recommendation pursuant to Adviser’s Procedures, then no further action is needed to be taken by the Committee. If the Adviser’s portfolio management team is considering voting a proxy contrary to ISS’s research recommendation under the Procedures, the Committee or its delegates will assess the proposed vote to determine if it is reasonable. The Committee or its delegates will also assess whether any business or other material relationships between Adviser and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. If the Committee or its delegates determines that the proposed proxy vote is unreasonable or unduly influenced by a conflict, the portfolio management team will be required to vote the proxy in accordance with ISS’s research recommendation or abstain from voting.
59

Macquarie Investment Management Global Limited (“MIMGL”)
On behalf of its clients, Macquarie Asset Management (“MAM”) will vote proxies for portfolio holdings within the public markets pursuant to its Global Proxy Voting Policy and Proxy Voting Guidelines (the “Guidelines”). MAM has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing MAM’s proxy voting process for its clients. One of the main responsibilities of the Committee is to review and approve the Global Proxy Voting Policy and to ensure that the Guidelines are designed to allow MAM to vote proxies in a manner consistent with the goal of voting in the best interests of clients.
In order to facilitate the actual process of voting proxies, MAM has contracted a proxy advisory firm to analyse proxy statements on behalf of its clients and provide MAM with research recommendations on upcoming proxy votes in accordance with the Guidelines. The Guidelines summarises MAM’s position on how to vote proxies on behalf of MAM’s clients. MAM will generally vote in accordance with the recommendation, via a standing instruction, unless a vote is raised for review, whereby Committee or its delegates approval is required if an alternate vote is recommended by the investment team. After a proxy has been voted for a client, a record of the vote will be available to clients as requested. The Committee and its delegates are responsible for overseeing the proxy advisory firms’ proxy voting activities.
MAM generally believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, MAM’s votes are cast in accordance with the recommendations of the company’s management. However, MAM may vote against management’s position when it runs counter to MAM’s Guidelines, and MAM will also vote against management’s recommendation when MAM believes such position is not in the best interests of our clients.
Some examples of MAM’s Guidelines are as follows:
1.
Board of Directors appointments
a.
Support independence, diversity, accountability
b.
Vote against directors where governance or risk oversight is materially deficient
2.
Executive compensation
a.
Link pay to long term-performance and shareholder outcomes
b.
Vote against excessive, poorly structured or misaligned practices
3.
Capital structure and shareholder rights
a.
Protect shareholder rights (one share/one vote, avoid poison pill)
b.
Scrutinise dilution, issuance limits or related party transactions
4.
Audit and Risk oversight
a.
Expect independent auditors and transparent financial reporting
b.
Hold audit committees accountable for failures
5.
ESG and sustainability
a.
Support proposals that enhance long term risk management and value creation case by case on climate, human rights or political spending depending on materiality or alignment with fiduciary duty
Most of the proxies which MAM receives on behalf of its clients are voted in accordance with the Guidelines. Since the Guidelines are pre-determined by the Committee, application of these by MAM’s portfolio management teams when voting proxies after reviewing the proxy and research provided by the proxy advisory firms should in most instances adequately address any potential conflicts of interest. If MAM becomes aware of a conflict of interest in an upcoming proxy vote, the proxy vote will generally be referred to the Committee or its delegates for review. If the portfolio management team for such proxy intends to vote in accordance with the proxy advisory firm’s recommendation pursuant to MAM’s Guidelines, then no further action is needed to be taken by the Committee. If MAM’s portfolio management team is considering voting a proxy contrary to the proxy advisory firm’s research recommendation under the Guidelines, the Committee or its delegates will assess the proposed vote to determine if it is reasonable. The Committee or its delegates will also assess whether any business or other material relationships between MAM and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. If the Committee or its delegates determines that the proposed proxy vote is unreasonable or unduly influenced by a conflict, the portfolio management team will be required to vote the proxy in accordance with the proxy advisory firm’s research recommendation or abstain from voting.
Clients may request that their client services representative provide them with a complete copy of the Policy and Guidelines and information on how their securities were voted by MAM.
60

Appendix C — Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund's portfolio manager as of each Fund's fiscal year ended December 31, 2025:
Lincoln Financial Investments Corporation (“LFI”)
The equity programs are designed to position LFI to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:
BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.
ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.
LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.
DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LFI employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LFI-advised funds.
Nomura Corporate Research and Asset Management Inc. (“NCRAM”)
Compensation within NCRAM consists of a fixed amount which includes base salary and benefits together with a variable performance-related amount. The CEO will determine the bonus for investment professionals, consulting with the PMs with regard to the analysts. The variable performance-related remuneration is based upon an individual’s performance as compared to agreed objectives which may include financial and non-financial performance measures, risk management, and other relevant factors. Determination of variable performance-related compensation is sufficiently flexible to reward short- and long-term individual performance.
When an employee’s total compensation (fixed plus variable remuneration) exceeds certain limits, the employee must participate in the Nomura Holdings, Inc. remuneration deferral scheme which links the employee’s deferred compensation award to the performance of NHI shares. Also, in the case of certain portfolio managers, a portion of their deferred compensation may be linked to the performance of certain strategies managed by NCRAM, and we believe this further ties portfolio managers to the long-term performance of NCRAM’s clients. Therefore, total compensation may consist of three elements: base salary, cash bonus and deferred bonus (via deferral vehicles, typically vesting over three years and linked to various instruments as described above).
Nomura Investments Fund Advisers (“NIFA”)
Compensation Structure
Each portfolio’s manager’s compensation consists of the following:
Base Salary - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.
Bonus -
1.
U.S. Core Equity (C. Adams, C. Bolen, W. Mitchell III, M. Morris, D. Padilla, D. Reidinger, C. Van Het Hoen)
Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. A percentage of these revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have
61

the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors and objective factors. The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar, Inc. (“Morningstar”) peer groups and the performance of institutional composites relative to the appropriate indices.
Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period. Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.
Portfolio managers participate in the following retention programs, including a notional fund unit plan (the “NFU Plan”) and a restricted stock unit plan (the “RSU Plan”), for alignment of interest purposes.
Nomura Notional Fund Unit (NFU) — A portion of a portfolio manager's discretionary bonus may be notionally aligned with the performance of certain funds pursuant to the terms and vesting conditions of the Nomura Notional Fund Unit Award Agreement. In general, the award will vest in equal tranches over a period of 3 years with longer vesting periods as necessary to comply with regulatory requirements.
Nomura Restricted Stock Unit (RSU) — A portion of a portfolio manager's discretionary bonus may be granted in RSUs pursuant to the terms and vesting conditions of the Nomura Global Restricted Stock Unit Award Agreement, which is used to deliver remuneration in the form of Nomura equity. In general, vesting and delivery of shares will be in equal tranches over a period of 3 years with longer vesting periods as necessary to comply with regulatory requirements.
Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.
Macquarie Investment Management Global Limited (“MIMGL”)
Base Salary — Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.
Bonus (B. Leung, S. Vanza)
Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool, with the most senior contributors generally having the largest share. Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.
Portfolio managers participate in retention programs, including a MAM notional investment plan (the “MAM Notional Investment Plan”) and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.
MAM Notional Investment Plan — A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within the complex pursuant to the terms of the MAM Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).
Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).
Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.
62

Part C - Other Information
Item 28. Exhibits
Defined Terms for Exhibits:
•
Lincoln Financial Investments Corporation (“LFI”)
•
Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•
Lincoln Financial Distributors, Inc. (“LFD”)
•
The Lincoln National Life Insurance Company (“Lincoln Life”)
•
Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•
Post-Effective Amendment (“PEA”)
Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:
(a)	Declaration of Trust.
	(1)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.
	(2)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.
(b)	By-laws.
	(1)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.
(c)	Instruments Defining Rights of Security Holders.
(1)
Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws,
incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(d)	Investment Advisory Contracts.
	(1)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LFI, previously filed with PEA 41 on April 15, 2008.
(a) Amendment to Schedule A to the Investment Management Agreement, dated June 17, 2022, between LVIP Trust and LFI, previously filed with PEA 233 on April 28, 2023.
(b)
Amendment to Schedule A to the Investment Management Agreement, dated October 1, 2025, between
LVIP Trust and LFI, previously filed with the Trust’s Registration Statement on Form N-14 on December 3,
2025.

	(2)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cayman, Ltd. and LFI, previously filed with PEA 197 on April 25, 2019.
	(3)	Reserved.
	(4)	Sub-Advisory Contracts.
(a) Sub-Advisory Agreement dated April 1, 2021, between LFI and AllianceBernstein, L.P., previously filed with PEA 219 on April 30, 2021.
(i) Amendment to Sub-Advisory Agreement dated April 5, 2024, between LFI and AllianceBernstein L.P., previously filed with PEA 259 on April 19, 2024.
(b) Sub-Advisory Agreement dated April 30, 2019, between LFI and American Century Investment Management Inc., previously filed with PEA 199 on April 30, 2019.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated November 2, 2023, between LFI and American Century Investment Management, Inc., previously filed with PEA 248 on November 17, 2023.
(ii)
Amendment No. 3 to Schedule A to Sub-Advisory Agreement dated May 1, 2026, between LFI and American Century Investment Management, Inc., previously filed with the Trust’s
Registration Statement on Form N-14 on February 20, 2026

(iii) Amendment No. 4 to Schedule A to Sub-Advisory Agreement dated May 1, 2026, between LFI and American Century Investment Management, Inc., filed herewith.
(c) Sub-Advisory Agreement dated June 5, 2007, between LFI and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2023, between LFI and BAMCO, Inc., previously filed with PEA 233 on April 28, 2023.
1

(d)	Sub-Advisory Agreement dated March 21, 2016, between LFI and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2023, between LFI and BlackRock Advisors, LLC, previously filed with PEA 245 on October 16, 2023.
(e)	Sub-Advisory Agreement dated April 30, 2010, between LFI and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.
(f)	Sub-Advisory Agreement dated August 27, 2012, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.
(i) Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated December 17, 2021, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 226 on April 29, 2022.
(iii) Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2025, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 266 on February 21, 2025.
(g)	Sub-Advisory Agreement dated January 1, 2017, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
(h)	Reserved.
(i)	Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
(i) Side Letter to Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
(j)	Sub-Advisory Agreement dated July 30, 2020, between LFI and ClearBridge Investments, LLC, previously filed with PEA 211 on December 11, 2020.
(i) Amendment No. 1 to Schedule A to Sub-Advisory Agreement dated May 3, 2024, between LFI and ClearBridge Investments, LLC, previously filed with PEA 262 on May 17, 2024.
(ii)
Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2026, between LFI and ClearBridge Investments, LLC, previously filed with the Trust’s Registration Statement on
Form N-14 on December 3, 2025.

(k)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LFI and Delaware Management Company, previously filed with PEA 204 on April 16, 2020.
(l)	Reserved.
(m)	Sub-Advisory Agreement dated May 1, 2015, between LFI and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 10, 2021, between LFI and Dimensional Fund Advisers LP, previously filed with PEA 219 on April 30, 2021.
(n)	Sub-Advisory Agreement dated May 1, 2025, between LFI and FIAM LLC, previously filed with PEA 266 on February 21, 2025.
(o)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LFI and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.
(ii) Amendment No. 3 to Sub-Advisory Agreement dated May 1, 2023, between LFI and Franklin Advisors, Inc., previously filed with PEA 233 on April 28, 2023.
(p)	Amended & Restated Sub-Advisory Agreement dated August 7, 2021, between LFI and Franklin Advisers, Inc., previously filed with PEA 225 on September 7, 2021.
(i) Amendment No. 1 to Sub-Advisory Agreement dated May 3, 2024, between LFI and Franklin Advisors, Inc., previously filed with PEA 262 on May 17, 2024.
(q)	Sub-Advisory Agreement dated January 27, 2016, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 168 on April 29, 2016.
2

	(i)	Amendment No. 1 to Sub-Advisory Agreement dated February 1, 2026, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 272 on February 11, 2026.
(r)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.
(s)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.
(t)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.
(u)	Sub-Advisory Agreement dated September 21, 2012, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 145 on April 30, 2013.
	(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(iii)
Amendment to Schedule A to Sub-Advisory Agreement dated March 24, 2022, between LFI and
J.P. Morgan Investment Management, Inc., previously filed with the Trust’s Registration
Statement on Form N-14 on April 18, 2022.

	(iv)	Side Letter to Sub-Advisory Agreement dated April 18, 2023, between LFI and J.P. Morgan Investment Management, Inc., previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
	(v)	Amendment No. 7 to Sub-Advisory Agreement dated May 1, 2023, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 233 on April 28, 2023.
	(vi)	Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2025, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 269 on April 30, 2025.
	(vii)	Side Letter to Sub-Advisory Agreement dated March 21, 2025, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 269 on April 30, 2025.
(v)	Sub-Advisory Agreement dated April 30, 2010, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.
(w)	Sub-Advisory Agreement dated April 30, 2018, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 211 on December 15, 2020.
	(i)	Amendment No. 1 to Sub-Advisory Agreement dated February 1, 2026, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 272 on February 11, 2026.
(x)	Sub-Advisory Agreement dated October 30, 2018, between LFI and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(y)	Sub-Advisory Agreement dated October 1, 2010, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment No. 5 to Sub-Advisory Agreement dated January 1, 2023, between LFI and Massachusetts Financial Services Company, previously filed with PEA 233 on April 28, 2023.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LFI and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(z)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2022, between LFI and Massachusetts Financial Services Company, previously filed with PEA 226 on April 29, 2022.
3

(aa)	Sub-Advisory Agreement dated May 1, 2016, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.
(bb)	Sub-Advisory Agreement dated March 1, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated June 18, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 225 on September 7, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated March 28, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 233 on April 28, 2023.
	(iii)	Amendment No. 3 to Schedule A to the Sub-Advisory Agreement dated October 1, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 248 on November 17, 2023.
(cc)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(dd)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(ee)	Sub-Advisory Agreement dated December 1, 2025, between LFI and Nomura Investments Fund Advisers, previously filed with PEA 271 on December 15, 2025.
(ff)
Sub-Advisory Agreement dated April 1, 2026, between LFI and Nomura Corporate Research and Asset
Management Inc., previously filed with the Trust’s Registration Statement on Form N-14 on March 10,
2026.

(gg)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Sub-Advisory Agreement dated September 20, 2021, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 226 on April 29, 2022.
(hh)	Reserved.
(ii)	Sub-Advisory Agreement effective April 28, 2020, between LFI and Schroder Investment Management North America Inc., previously filed with PEA 205 on April 29, 2020.
(jj)	Sub-Advisory Agreement dated April 30, 2008, between LFI and State Street Funds Management, Inc., previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated February 1, 2021, between LFI and State Street Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated April 1, 2021, between LFI and State Street Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
(kk)	Sub-Advisory Agreement dated February 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 190 on September 28, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
(ll)	Sub-Advisory Agreement dated February 1, 2018, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 182 on January 31, 2018.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.
4

	(mm)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 from April 30, 2018.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
	(nn)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
(iii) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
	(oo)	Sub-Advisory Agreement dated September 21, 2012, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.
	(pp)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LFI and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
	(qq)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LFI and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2022, between LFI and Wellington Management Company, LLP, previously filed with PEA 233 on April 28, 2023.
	(rr)	Sub-Advisory Agreement dated July 31, 2020, between LFI and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
(5)	Sub-Sub-Advisory Contracts.
	(a)	Sub-Sub-Advisory Agreement dated March 13, 2017, between BlackRock Financial Management Inc. and BlackRock International Limited, previously filed with PEA 219 on April 30, 2021.
	(b)	Sub-Sub-Advisory Agreement dated February 11, 2022, between BlackRock Investment Management, LLC and BlackRock Singapore Limited, previously filed with PEA 226 on April 29, 2022.
	(c)	Sub-Sub-Advisory Agreement dated April 25, 2024, between BlackRock Investment Management, LLC and BlackRock International Limited, previously filed with PEA 271 on December 15, 2025
	(d)	Sub-Sub-Advisory Agreement dated May 1, 2025, between FIAM, LLC and FMR INVESTMENT MANAGEMENT (UK) LIMITED, previously filed with the Trust’s Registration Statement on Form N-14 on May 15, 2025.
	(e)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C, previously filed with PEA 152 on April 30, 2014.
	(f)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.
	(g)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.
	(h)	Sub-Sub-Advisory Agreement dated December 1, 2025, between Nomura Investments Fund Advisers and Macquarie Investment Management Global Limited, previously filed with PEA 271 on December 15, 2025.
(i)
Sub-Sub-Advisory Agreement dated April 28, 2020, between Schroder Investment Management North
America Inc. and Schroder Investment Management North America Limited, previously filed with PEA 219 on April 30, 2021.

(6)	Other Sub-Advisory Contracts.
5

		(a)	Sub-Advisory Agreement between LFI, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.
(b)
Amended & Restated Sub-Advisory Agreement dated April 26, 2019, between LFI, LVIP BlackRock Global
Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 226 on April 29, 2022.

(e)	Underwriting Contracts.
	(1)	Principal Underwriting Agreement dated January 1, 2012, between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.
		(a)	Amendment to Schedule A to Principal Underwriting Agreement dated June 30, 2021, between LVIP Trust and LFD, previously filed with PEA 226 on April 29, 2022.
		(b)	Amendment to Schedule A to Principal Underwriting Agreement dated April 11, 2023, between LVIP Trust and LFD, previously filed with PEA 233 on April 28, 2023.
(f)	N/A
(g)	Custodian Agreements.
	(1)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.
		(a)	Amendment to Appendix A to Mutual Fund Custody Agreement dated 11/18/2021, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 226 on April 29, 2022.
		(b)	Amendment to Appendix A to Mutual Fund Custody Agreement dated March 28, 2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April 28, 2023.
		(c)	Amendment to Appendix A to Mutual Fund Custody Agreement dated January 30, 2024, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
(h)	Other Material Contracts.
(1)
Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street
Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(a)
Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated March 28,
2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April
28, 2023.

	(2)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.
		(a)	Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.
		(b)	Amendment to Administration Agreement dated December 1, 2023, between LVIP Trust and Lincoln Life, previously filed with PEA 249 on December 11, 2023.
		(c)	Amendment to Administration Agreement dated March 26, 2026, between LVIP Trust and Lincoln Life, previously filed with PEA 276 on April 24, 2026.
	(3)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LFI and LVIP Trust, previously filed with PEA 197 on April 25, 2017.
		(a)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
		(b)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated May 1, 2026, previously filed with PEA 276 on April 24, 2026.
	(4)	Advisory Fee Waiver Agreement dated March 7, 2013, between LFI and LVIP Trust, previously filed with PEA 145 on April 30, 2013.
		(a)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
		(b)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated May 1, 2026, previously filed with PEA 276 on April 24, 2026.
	(28)	Consulting Agreements
		(a)	Consulting Agreement dated January 1, 2018, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.
6

	(29)	Form of Participation Agreement, previously filed with PEA 1 on April 9, 2026.
	(30)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.
(i)	Legal Opinion.
	(1)	Legal Opinion of Counsel dated April 1, 2003, regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.
	(2)	Legal Opinion of Counsel dated April 27, 2007, regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.
(j)	Other Opinions.
	(1)	Power of Attorney (LVIP Trust) dated March 19, 2026, previously filed with PEA 276 on April 24, 2026.
	(2)	Consent of Independent Registered Public Accounting Firm, filed herewith.
	(3)	Consent of Independent Registered Public Accounting Firm (for the Legg Mason Partners Variable Equity Trust Predecessor Funds), previously filed with PEA 276 on April 24, 2026.
	(4)	Consent of Independent Registered Public Accounting Firm (for the JPMorgan Investment Trust Predecessor Funds), previously filed with PEA 261 on April 29, 2024.
(5)
Consent of Independent Registered Public Accounting Firm, (for the American Century Variable Portfolios I, Inc.
and American Century Variable Portfolios II, Inc. Predecessor Funds) previously filed with PEA 260 on April 26,
2024.

(k)	N/A
(l)	N/A
(m)	Rule 12b-1 Plan.
	(1)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.
(a) Amendment to Schedule I of the Service Class Distribution and Service Plan dated May 30, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(2)	Distribution Services Agreement dated May 1, 2008, between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.
(a) Amendment to Schedule A to the Distribution Services Agreement dated October 1, 2023, between LVIP Trust and LFD, previously filed with PEA 247 on October 31, 2023.
(b) Amendment to Schedule A to the Distribution Services Agreement dated May 30, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
(n)	Rule 18f-3 Plan.
	(1)	Rule 18f-3 Multiple Class Plan approved October 23, 2023, previously filed with PEA 247 on October 31, 2023.
(o)	Reserved
(p)	Codes of Ethics.
	(1)	Code of Ethics for LVIP Trust and LFI, previously filed with PEA 235 on June 16, 2023.
	(2)	Code of Ethics for LFD, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(3)	Code of Ethics for AllianceBernstein LP, previously filed with PEA 269 on April 30, 2025.
	(4)	Code of Ethics for American Century Investment Management, Inc., previously filed with PEA 276 on April 24, 2026.
	(5)	Code of Ethics for BAMCO, Inc., previously filed with PEA 276 on April 24, 2026.
	(6)	Code of Ethics for BlackRock affiliated companies, previously filed with PEA 276 on April 24, 2026.
	(7)	Code of Ethics for Capital Research and Management Company, previously filed with PEA 276 on April 24, 2026.
	(8)	Code of Ethics for Channing Capital Management, LLC, previously filed with PEA 228 on July 18, 2022.
	(9)	Code of Ethics for ClearBridge Investments, LLC, previously filed with PEA 276 on April 24, 2026.
	(10)	Code of Ethics for Dimensional Fund Advisors LP, previously filed with PEA 233 on April 28, 2023.
	(11)	Code of Ethics for FIAM LLC, previously filed with PEA 269 on April 30, 2025.
	(12)	Code of Ethics for Franklin affiliated companies, previously filed with PEA 226 on April 29, 2022.
	(13)	Code of Ethics for Goldman Sachs Asset Management, L.P., previously filed with PEA 276 on April 24, 2026.
	(14)	Code of Ethics for Invesco affiliated entities., previously filed with PEA 269 on April 30, 2025.
7

(15)	Code of Ethics for J.P. Morgan Investment Management Inc. and affiliated companies, previously filed with PEA 269 on April 30, 2025.
(16)	Code of Ethics for Loomis, Sayles & Company, L.P., previously filed with the Trust’s Registration Statement on Form N-14 on March 10, 2026.
(17)	Code of Ethics for Macquarie Investment Management, Delaware Funds by Macquarie and Optimum Funds Trust, previously filed with PEA 269 on April 30, 2025.
(18)	Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG, previously filed with PEA 219 on April 30, 2021.
(19)	Code of Ethics for Macquarie Investment Management Global Limited, previously filed with PEA 219 on April 30, 2021.
(20)	Code of Ethics for Massachusetts Financial Services Company, previously filed with PEA 276 on April 24, 2026.
(21)	Code of Ethics for Milliman Financial Risk Management LLC, previously filed with PEA 233 on April 28, 2023.
(22)	Code of Ethics for Mondrian Investment Partners Limited, previously filed with PEA 276 on April 24, 2026.
(23)	Code of Ethics for Nomura Investment Fund Advisers, previously filed with PEA 276 on April 24, 2026.
(24)	Code of Ethics for Pacific Investment Management Company LLC, previously filed with PEA 261 on April 29, 2024.
(25)	Code of Ethics for Schroder Investment Management North America Inc., previously filed with PEA 226 on April 29, 2022.
(26)	Code of Ethics for State Street Funds Management, Inc., previously filed with PEA 276 on April 24, 2026.
(27)	Code of Ethics for T. Rowe Price Group, Inc., previously filed with PEA 276 on April 24, 2026.
(28)	Code of Ethics for Wellington Management Company, LLP, previously filed with PEA 276 on April 24, 2026.
(26)	Code of Ethics for Western Asset Management Company, previously filed with PEA 233 on April 28, 2023.
iXBRL Exhibits
EX-101.INS	XBRL Instance Document — the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
EX-101.SCH	XBRL Taxonomy Extension Schema Document.
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document.
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document.
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document.
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document.
Item 29. Persons Controlled by or Under Common Control with Registrant
A diagram of all persons under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 3 of the Registration Statement of The Lincoln National Life Insurance Company filed on Form N-4 (File No. 333-170695) on March 30, 2012.
See also “Purchase and Sale of Fund Shares” in the Prospectus disclosure forming Part A of this Registration Statement and “Control Persons and Principal Holders of Securities” in the Statement of Additional Information disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts C, E, H, L, N, Q, T, W, JL-A, JF-I, and JF-II; and for its Flexible Premium Variable Life Accounts D, G, K, M, R, S, Y, JF-A, and JA-C; and for its Separate Account A; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts C, H, L, and N and for its Flexible Premium Variable Life Accounts M, R, S, Y, and JA-B; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York. Shareholders of the Trust may also include certain unaffiliated insurance companies with respect to the LVIP Baron Growth Opportunities Fund, LVIP State Street Bond Index Fund, LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, and LVIP State Street International Index Fund. Certain “fund of funds” of the Trust may also invest in other of the Trust's series of funds.
No persons are controlled by the Registrant.
Item 30. Indemnification
As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust's Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust's By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the
8

Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.
Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Financial Investments Corporation (“LFI”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LFI of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.
The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.
Item 31. Business and Other Connections of Investment Adviser
Information pertaining to any business and other connections of Registrant’s adviser, LFI, is hereby incorporated by reference from the sections captioned “Investment Adviser” or “Investment Adviser and Subadviser” in the Prospectus and Statement of Additional Information (“SAI”) disclosures forming Parts A and B, respectively, of this Registration Statement, and Item 7 of Part II of LFI’s Form ADV filed separately with the SEC.
Information regarding any business and other connections of the Registrant's sub-advisers (collectively, the “Sub-Advisers”) is incorporated by reference from the sections captioned “Investment Adviser and Subadvisers” of the Prospectus and SAI disclosures forming Parts A and B, respectively, of this Registration Statement and Item 7 of Part II of the Subadvisers’ Forms ADV filed separately with the SEC. The Sub-Advisers include:
•
AllianceBernstein L.P.;
•
American Century Investment Management, Inc.;
•
BAMCO, Inc.;
•
BlackRock Advisors, LLC;
•
BlackRock Financial Management, Inc.;
•
BlackRock Investment Management, LLC;
•
Channing Capital Management, LLC;
•
Clearbridge Investments LLC;
•
Dimensional Fund Advisors LP;
•
FIAM LLC;
•
Franklin Advisers, Inc.;
•
Franklin Mutual Advisers, LLC;
•
Goldman Sachs Asset Management, L.P.;
•
Invesco Advisers Inc.;
•
Invesco Capital Management LLC;
•
JPMorgan Investment Management Inc.;
•
Loomis, Sayles & Company, L.P.;
9

•
Massachusetts Financial Services Company;
•
Milliman Financial Risk Management LLC;
•
Mondrian Investment Partners Limited;
•
Nomura Investments Fund Advisers;
•
Pacific Investment Management Company LLC;
•
Schroder Investment Management North America Inc.;
•
State Street Funds Management, Inc.;
•
T. Rowe Price Associates, Inc.;
•
Templeton Investment Counsel, LLC;
•
Wellington Management Company, LLP; and,
•
Western Asset Management Company.
Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of LFI and the Sub-Advisers is incorporated by reference to Schedule A and Schedule D of LFI’s Form ADV and the respective Forms ADV for the Sub-Advisers.
Item 32. Principal Underwriters
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as principal underwriter for the Trust. LFD also serves as the principal underwriter for: Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln Life Flexible Premium Variable Life Account Z; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; and Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C.
LFD also serves as principal underwriter for: Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life & Annuity Flexible Premium Variable Life Account Y; and Lincoln Life & Annuity Flexible Premium Variable Life Account Z.
(b) Directors and Principal Officers of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter	Positions and Offices with Trust
John C. Kennedy	Director, Chief Executive Officer, and President	N/A
William A. Nash	Director and Senior Vice President	N/A
Timothy J. Seifert, Sr.	Director and Senior Vice President	N/A
Andrew J. Bucklee	Director and Senior Vice President	N/A
Thomas O'Neill	Senior Vice President, Chief Operating Officer, and Head of Financial Institutions Group	N/A
Shantanu Mishra	Senior Vice President, Treasurer	N/A
Paul T. Chryssikos	Senior Vice President	N/A
Ellen J. Duffy	Senior Vice President	N/A
Daniel P. Herr	Senior Vice President	N/A
Kathleen B. Kavanaugh	Senior Vice President	N/A
Patrick J. Lefemine	Senior Vice President	N/A
Aadil T. Lokhandwala	Senior Vice President	N/A
Richard D. Spenner	Senior Vice President	N/A
Daniel P. Wellock	Senior Vice President	N/A
Claire H. Hanna	Secretary	N/A
LFD’s Principal Business address is 150 N. Radnor-Chester Road, Radnor PA 19087.
(c)
N/A
10

Item 33. Location of Accounts and Records
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Adviser, LFI, 150 N. Radnor-Chester Road, Radnor, PA 19087 and 1301 South Harrison Street, Fort Wayne, Indiana 46802, as well as the Subadvisers at:
•
AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105;
•
American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111;
•
BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153;
•
BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809;
•
BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022;
•
BlackRock Investment Management, LLC, 40 East 52nd Street, New York, New York 10022;
•
Clearbridge Investments LLC, 620 8th Avenue, New York, NY 10018;
•
Channing Capital Management, LLC, 10 S. LaSalle, Suite 2401, Chicago, IL 60603;
•
Delaware Investments Fund Advisors, 2005 Market Street, Philadelphia, Pennsylvania 19103;
•
Dimensional Fund Advisors, L.P., 6300 Bee Cave Road, Building One, Austin, TX 78746,
•
FIAM LLC, 900 Salem Street, Smithfield, Rhode Island 02917
•
Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403-1906;
•
Franklin Mutual Advisers, LLC, 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078;
•
Goldman Sachs Asset Management, L.P., 200 West Street, 15th Floor, New York, NY 10282;
•
Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309;
•
Invesco Capital Management LLC, 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515;
•
JPMorgan Investment Management Inc., 270 Park Avenue, New York, New York 10017;
•
Loomis, Sayles & Company, L.P., One Financial Center, Boston, Massachusetts 02111;
•
Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116;
•
Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, Illinois 60606;
•
Mondrian Investment Partners Limited, 80 Cheapside, London EC2V6EE;
•
Nomura Corporate Research and Asset Management Inc., Worldwide Plaza, 309 West 49th Street, New York, NY 10019;
•
Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660;
•
Schroder Investment Management North America Inc., 7 Bryant Park, New York, NY 10018
•
State Street Funds Management, Inc., One Congress Street, Boston, Massachusetts 02114;
•
T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202;
•
Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394;
•
Wellington Management Company, LLP 75 State Street, Boston, Massachusetts 02111; and,
•
Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, California 91101.
and former Subadvisers at:
•
AQR Capital Management, LLC, Two Greenwich Plaza, 4th Floor, Greenwich, CT 06830;
•
CBRE Clarion Securities LLC, 201 King of Prussia Road, Suite 600, Radnor, Pennsylvania 19087;
•
Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017;
•
Columbia Management Investment Advisers, LLC, One Financial Center, Boston, Massachusetts 02111;
•
Franklin Advisory Services, LLC, 55 Challenger Road, Suite 501, Ridgefield Park, New Jersey 07660;
•
Ivy Investment Management Company, 6300 Lamar Avenue, Shawnee Mission, KS 66201;
•
Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206;
•
Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660;
•
QS Investors, LLC, 880 Third Avenue, 7th Floor, New York, New York 10022;
•
Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312; and,
•
UBS Asset Management (Americas) Inc., 1285 Avenue of the Americas, New York, New York 10019.
Also, the Trust’s administrator, The Lincoln National Life Insurance Company, 1301 South Harrison Street, Fort Wayne, Indiana 46802; the Trust’s custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111; and the Trust’s accounting services provider, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.
11

SIGNATURE PAGE
Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 277 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Fort Wayne, and State of Indiana, on this 30th day of April, 2026.
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
By: /s/Gordon Huellmantel Gordon Huellmantel Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.
Signature		Title
By:	/s/John Morriss* John Morriss	Chairman of the Board, Trustee and President (Principal Executive Officer)
By:	/s/James Hoffmayer James Hoffmayer	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)
/s/Steve A. Cobb* Steve A. Cobb		Trustee
/s/Peter F. Finnerty* Peter F. Finnerty		Trustee
/s/Ken C. Joseph* Ken C. Joseph		Trustee
/s/Barbara L. Lamb* Barbara L. Lamb		Trustee
/s/Pamela L. Salaway* Pamela L. Salaway		Trustee
/s/Manisha A. Thakor* Manisha A. Thakor		Trustee
/s/Brian W. Wixted* Brian W. Wixted		Trustee
/s/Nancy B. Wolcott* Nancy B. Wolcott		Trustee
By:	/s/Gordon Huellmantel Gordon Huellmantel	Attorney-in-Fact
*Pursuant to a Power of Attorney (LVIP Trust) filed on April 24, 2026.